UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22903
J.P. Morgan Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

277 Park Avenue
New York, NY 10172
(Address of principal executive offices) (Zip code)

Gregory S. Samuels
J.P. Morgan Investment Management Inc.
277 Park Avenue
New York, NY 10172
(Name and Address of Agent for Service)
With copies to:
Elizabeth A. Davin, Esq. JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, OH 43240	Alison M. Fumai, Esq. Dechert LLP 1905 Avenue of the Americas New York, NY 10036
Registrant's telephone number, including area code:
1-844-457-6383
Date of fiscal year end:
Last Day of February
Date of reporting period:
August 31, 2025

Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan Active Bond ETF
Ticker: JBND - New York Stock Exchange LLC
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Active Bond ETF (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Active Bond ETF	$12	0.24%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$2,992,863,255
Total number of portfolio holdings	1,145
Portfolio turnover rate	31%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JBND-825
JPMorgan Active Bond ETF

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan Active High Yield ETF
Ticker: JPHY - Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Active High Yield ETF (the "Fund") for the period of June 24, 2025 (fund inception) to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Active High Yield ETF	$8	0.45%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$2,073,116,827
Total number of portfolio holdings	463
Portfolio turnover rate	6%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JPHY-825
JPMorgan Active High Yield ETF

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan BetaBuilders MSCI US REIT ETF
Ticker: BBRE - Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders MSCI US REIT ETF (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders MSCI US REIT ETF	$5	0.11%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$947,770,667
Total number of portfolio holdings	120
Portfolio turnover rate	2%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

BBRE-825
JPMorgan BetaBuilders MSCI US REIT ETF

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan BetaBuilders U.S. Aggregate Bond ETF
Ticker: BBAG - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders U.S. Aggregate Bond ETF (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders U.S. Aggregate Bond ETF	$1	0.03%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$1,273,605,037
Total number of portfolio holdings	2,002
Portfolio turnover rate	52%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

BBAG-825
JPMorgan BetaBuilders U.S. Aggregate Bond ETF

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
Ticker: BBSB - Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF	$2	0.04%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$30,546,653
Total number of portfolio holdings	92
Portfolio turnover rate	32%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

BBSB-825
JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF
Ticker: BBLB - Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF	$2	0.04%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$7,166,190
Total number of portfolio holdings	41
Portfolio turnover rate	10%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

BBLB-825
JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
Ticker: BBIB - Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF	$2	0.04%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$22,912,741
Total number of portfolio holdings	85
Portfolio turnover rate	17%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

BBIB-825
JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
Ticker: BBHY - Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	$4	0.07%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$615,135,405
Total number of portfolio holdings	1,595
Portfolio turnover rate	16%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
(a)	Amount rounds to less than 0.1%.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

BBHY-825
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
Ticker: BBCB - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF	$2	0.04%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$40,032,803
Total number of portfolio holdings	1,037
Portfolio turnover rate	14%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

BBCB-825
JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan Core Plus Bond ETF
Ticker: JCPB - Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Core Plus Bond ETF (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Core Plus Bond ETF	$19	0.37%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$7,530,829,974
Total number of portfolio holdings	2,562
Portfolio turnover rate	37%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JCPB-825
JPMorgan Core Plus Bond ETF

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan High Yield Municipal ETF
Ticker: JMHI - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan High Yield Municipal ETF (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan High Yield Municipal ETF	$17	0.34%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$216,709,294
Total number of portfolio holdings	169
Portfolio turnover rate	40%
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JMHI-825
JPMorgan High Yield Municipal ETF

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan Income ETF
Ticker: JPIE - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Income ETF (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Income ETF	$20	0.39%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$4,850,360,568
Total number of portfolio holdings	2,100
Portfolio turnover rate	99%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JPIE-825
JPMorgan Income ETF

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan Inflation Managed Bond ETF
Ticker: JCPI - Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Inflation Managed Bond ETF (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Inflation Managed Bond ETF	$13	0.25%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$762,518,200
Total number of portfolio holdings	788
Portfolio turnover rate	21%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JCPI-825
JPMorgan Inflation Managed Bond ETF

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan International Bond Opportunities ETF
Ticker: JPIB - Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan International Bond Opportunities ETF (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan International Bond Opportunities ETF	$25	0.50%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$1,119,556,648
Total number of portfolio holdings	975
Portfolio turnover rate	14%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JPIB-825
JPMorgan International Bond Opportunities ETF

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan Limited Duration Bond ETF
Ticker: JPLD - Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Limited Duration Bond ETF (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Limited Duration Bond ETF	$12	0.23%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$2,210,863,461
Total number of portfolio holdings	527
Portfolio turnover rate	22%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JPLD-825
JPMorgan Limited Duration Bond ETF

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan Mortgage-Backed Securities ETF
Ticker: JMTG - The NASDAQ Stock Market® LLC
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Mortgage-Backed Securities ETF (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Mortgage-Backed Securities ETF	$12	0.24%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$5,905,636,974
Total number of portfolio holdings	2,436
Portfolio turnover rate	32%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JMTG-825
JPMorgan Mortgage-Backed Securities ETF

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan Municipal ETF
Ticker: JMUB - Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Municipal ETF (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Municipal ETF	$8	0.16%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$3,500,960,206
Total number of portfolio holdings	1,278
Portfolio turnover rate	38%
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JMUB-825
JPMorgan Municipal ETF

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan Realty Income ETF
Ticker: JPRE - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Realty Income ETF (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Realty Income ETF	$25	0.50%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$464,853,849
Total number of portfolio holdings	34
Portfolio turnover rate	54%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JPRE-825
JPMorgan Realty Income ETF

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan Short Duration Core Plus ETF
Ticker: JSCP - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Short Duration Core Plus ETF (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Short Duration Core Plus ETF	$17	0.33%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$800,380,800
Total number of portfolio holdings	996
Portfolio turnover rate	33%
PORTFOLIO COMPOSITION - ASSET CLASS
(% of Total Investments)
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JSCP-825
JPMorgan Short Duration Core Plus ETF

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan Sustainable Municipal Income ETF
Ticker: JMSI - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Sustainable Municipal Income ETF (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Sustainable Municipal Income ETF	$8	0.16%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$310,996,789
Total number of portfolio holdings	233
Portfolio turnover rate	40%
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JMSI-825
JPMorgan Sustainable Municipal Income ETF

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan Ultra-Short Income ETF
Ticker: JPST - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Ultra-Short Income ETF (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Ultra-Short Income ETF	$9	0.17%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$33,390,823,504
Total number of portfolio holdings	880
Portfolio turnover rate	29%
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)

Financials
46.0
Asset-Backed Securities
13.6
Commercial Paper
9.2
Certificates of Deposits
6.8
Consumer Discretionary
4.1
Utilities
2.3
Industrials
2.3
Health Care
2.2
U.S. Treasury Obligations
2.1
Consumer Staples
1.9
Information Technology
1.8
Real Estate
1.3
Energy
1.0
Others (each less than 1.0%)
1.4
Other Short-Term Investments
4.0

Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JPST-825
JPMorgan Ultra-Short Income ETF

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan Ultra-Short Municipal Income ETF
Ticker: JMST - Cboe BZX Exchange, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan Ultra-Short Municipal Income ETF (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan Ultra-Short Municipal Income ETF	$8	0.17%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$4,399,876,195
Total number of portfolio holdings	1,826
Portfolio turnover rate	32%
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JMST-825
JPMorgan Ultra-Short Municipal Income ETF

SEMI-ANNUAL SHAREHOLDER REPORT | August 31, 2025 (Unaudited)
JPMorgan USD Emerging Markets Sovereign Bond ETF
Ticker: JPMB - NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT
This semi-annual shareholder report contains important information about the JPMorgan USD Emerging Markets Sovereign Bond ETF (the "Fund") for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
JPMorgan USD Emerging Markets Sovereign Bond ETF	$20	0.39%
*	This charge is annualized.

KEY FUND STATISTICS
Fund net assets	$47,451,621
Total number of portfolio holdings	192
Portfolio turnover rate	29%
PORTFOLIO COMPOSITION - COUNTRY
(% of Total Investments)

Mexico
7.8
Turkey
7.3
Saudi Arabia
5.4
Oman
4.5
Colombia
4.4
Dominican Republic
4.4
South Africa
4.2
Brazil
4.2
United Arab Emirates
4.0
Bahrain
3.9
Indonesia
3.9
Nigeria
3.1
Poland
3.1
Others (each less than 3.0%)
39.0
Short-Term Investments
0.8

Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information

JPMB-825
JPMorgan USD Emerging Markets Sovereign Bond ETF

ITEM 2. CODE OF ETHICS.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to a semi-annual report.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included in the financial statements files under Item 7 of this Form.

Included in Item 7.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT

COMPANIES.

Semi-Annual Financial Statements
J.P. Morgan Exchange-Traded Funds
August 31, 2025 (Unaudited)
Fund	Ticker	Listing Exchange
JPMorgan Active Bond ETF	JBND	New York Stock Exchange LLC
JPMorgan Active High Yield ETF	JPHY	Cboe BZX Exchange, Inc.
JPMorgan Core Plus Bond ETF	JCPB	Cboe BZX Exchange, Inc.
JPMorgan Income ETF	JPIE	NYSE Arca, Inc.
JPMorgan International Bond Opportunities ETF	JPIB	Cboe BZX Exchange, Inc.
JPMorgan Municipal ETF	JMUB	Cboe BZX Exchange, Inc.
JPMorgan Short Duration Core Plus ETF	JSCP	NYSE Arca, Inc.
JPMorgan Ultra-Short Income ETF	JPST	NYSE Arca, Inc.
JPMorgan Ultra-Short Municipal Income ETF	JMST	Cboe BZX Exchange, Inc.

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from a Fund. Shares may only be subscribed and redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 32.0%
U.S. Treasury Bonds
1.13%, 5/15/2040	24,490,000	15,240,242
3.88%, 8/15/2040	600,000	549,586
4.75%, 2/15/2041	4,000	4,032
2.38%, 2/15/2042	17,975,000	13,010,811
2.88%, 5/15/2043	3,900,000	2,982,586
4.38%, 8/15/2043	3,115,000	2,945,379
3.63%, 2/15/2044	6,250,000	5,301,270
3.13%, 8/15/2044	10,360,000	8,096,178
4.13%, 8/15/2044	1,375,000	1,249,048
3.00%, 11/15/2044	3,200,000	2,441,375
4.63%, 11/15/2044	4,885,000	4,738,832
3.00%, 5/15/2045	3,230,000	2,448,744
2.25%, 8/15/2046	5,080,000	3,291,284
3.00%, 2/15/2047	3,620,000	2,688,981
3.00%, 2/15/2048	14,235,000	10,442,151
3.00%, 8/15/2048	10,238,000	7,471,340
2.88%, 5/15/2049	8,210,000	5,805,689
2.25%, 8/15/2049	31,585,000	19,491,400
2.38%, 11/15/2049	28,405,000	17,977,258
4.13%, 8/15/2053	1,194,000	1,045,729
4.25%, 2/15/2054	1,000,000	894,688
4.63%, 5/15/2054	5,280,500	5,030,708
4.25%, 8/15/2054	8,775,000	7,850,883
4.50%, 11/15/2054	1,775,000	1,656,921
U.S. Treasury Notes
4.63%, 6/15/2027	5,820,000	5,915,257
2.75%, 7/31/2027	7,000,000	6,884,336
3.88%, 10/15/2027	16,740,000	16,824,354
4.13%, 11/15/2027	16,445,000	16,619,728
4.25%, 1/15/2028	23,590,000	23,931,871
4.25%, 2/15/2028	10,180,000	10,333,893
3.75%, 4/15/2028	1,970,000	1,977,541
3.75%, 5/15/2028	8,775,000	8,810,648
3.88%, 7/15/2028	52,000,000	52,402,188
4.63%, 9/30/2028	6,585,000	6,781,778
4.38%, 11/30/2028	3,000,000	3,070,547
3.75%, 12/31/2028	2,550,000	2,561,455
4.00%, 1/31/2029	24,085,000	24,387,003
2.63%, 2/15/2029	47,800,000	46,287,578
2.38%, 3/31/2029	500,000	479,395
4.13%, 3/31/2029	3,895,000	3,961,185
4.63%, 4/30/2029	5,000,000	5,170,703
4.50%, 5/31/2029	8,675,000	8,937,283
4.13%, 10/31/2029	9,050,000	9,213,678
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

4.13%, 11/30/2029	2,770,000	2,820,747
4.00%, 2/28/2030	16,000,000	16,224,375
4.00%, 3/31/2030	2,120,000	2,149,067
3.88%, 6/30/2030	5,240,000	5,282,984
4.13%, 8/31/2030	9,425,000	9,602,087
4.88%, 10/31/2030	1,300,000	1,369,469
4.38%, 11/30/2030	6,300,000	6,490,230
1.25%, 8/15/2031	4,190,000	3,620,586
3.75%, 8/31/2031	17,907,000	17,836,351
1.38%, 11/15/2031	5,455,000	4,713,674
4.13%, 11/30/2031	5,951,000	6,039,335
4.50%, 12/31/2031	6,520,000	6,750,747
4.38%, 1/31/2032	4,680,000	4,810,894
1.88%, 2/15/2032	600,000	531,609
4.13%, 2/29/2032	77,535,000	78,610,193
4.00%, 4/30/2032	27,870,000	28,031,123
4.00%, 6/30/2032	7,800,000	7,840,219
4.00%, 7/31/2032	28,000,000	28,126,875
4.50%, 11/15/2033	37,230,000	38,390,529
4.00%, 2/15/2034	56,374,400	56,044,081
3.88%, 8/15/2034	37,997,000	37,248,934
4.25%, 11/15/2034	22,025,000	22,169,539
4.63%, 2/15/2035	25,215,000	26,077,826
U.S. Treasury STRIPS Bonds
4.21%, 5/15/2030 (a)	35,000,000	29,303,096
4.36%, 8/15/2030 (a)	54,875,000	45,482,853
4.70%, 11/15/2030 (a)	19,925,000	16,340,145
4.68%, 2/15/2031 (a)	7,185,000	5,822,199
4.54%, 5/15/2031 (a)	3,040,000	2,436,044
4.69%, 8/15/2031 (a)	7,640,000	6,053,196
4.75%, 11/15/2031 (a)	18,440,000	14,439,974
4.22%, 2/15/2032 (a)	11,285,000	8,731,476
4.82%, 5/15/2040 (a)	11,540,000	5,619,501
5.19%, 11/15/2040 (a)	7,210,000	3,406,134
5.90%, 2/15/2041 (a)	2,249,000	1,046,995
4.88%, 11/15/2042 (a)	5,310,000	2,219,542
5.04%, 2/15/2049 (a)	9,435,000	2,820,036
5.22%, 11/15/2049 (a)	18,940,000	5,448,028
Total U.S. Treasury Obligations (Cost $948,061,615)		957,156,229
Mortgage-Backed Securities — 21.5%
5TH ON 5TH 4.84%, 8/25/2034 (b)	2,000,000	2,020,313
FHLMC Gold Pools, Other
Pool # U99076, 4.50%, 12/1/2043	143,046	142,423
Pool # RE0003, 4.00%, 7/1/2049	449,836	429,881
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	1

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
FHLMC UMBS, 30 Year
Pool # SI2041, 3.00%, 10/1/2049	1,254,778	1,097,554
Pool # QA9530, 2.50%, 5/1/2050	249,386	210,527
Pool # QB3756, 2.50%, 9/1/2050	2,069,450	1,748,101
Pool # RA3653, 1.50%, 10/1/2050	626,786	476,648
Pool # RA3838, 3.00%, 10/1/2050	596,763	521,730
Pool # QB4903, 2.50%, 11/1/2050	510,968	431,723
Pool # QC2061, 2.00%, 5/1/2051	732,703	588,879
Pool # RA5303, 3.50%, 5/1/2051	2,122,752	1,918,425
Pool # RA5680, 2.00%, 8/1/2051	1,692,093	1,352,872
Pool # SD0725, 3.00%, 8/1/2051	1,726,071	1,518,193
Pool # RA5794, 4.00%, 9/1/2051	1,878,075	1,754,288
Pool # RA5950, 2.50%, 10/1/2051	1,849,317	1,545,182
Pool # QD0295, 3.00%, 11/1/2051	2,805,769	2,454,630
Pool # SD1463, 3.00%, 12/1/2051	6,196,344	5,423,895
Pool # SD0809, 3.00%, 1/1/2052	1,260,933	1,102,494
Pool # SD8190, 3.00%, 1/1/2052	899,001	781,343
Pool # RA6531, 3.50%, 1/1/2052	747,276	680,103
Pool # RA6686, 4.00%, 1/1/2052	10,991,088	10,277,507
Pool # RA6815, 2.50%, 2/1/2052	3,463,966	2,906,596
Pool # RA6808, 3.00%, 2/1/2052	1,367,838	1,195,609
Pool # SL0872, 2.50%, 3/1/2052	2,378,590	1,999,613
Pool # QE0521, 2.50%, 4/1/2052	3,948,737	3,280,926
Pool # QE0399, 3.00%, 4/1/2052	766,785	671,333
Pool # QE1075, 3.00%, 4/1/2052	784,458	685,170
Pool # RA7178, 3.00%, 4/1/2052	4,174,556	3,621,797
Pool # SD6964, 3.00%, 4/1/2052	7,518,330	6,561,262
Pool # SD1373, 3.00%, 5/1/2052	677,594	593,246
Pool # SD5754, 3.50%, 6/1/2052	1,098,841	995,817
Pool # QE6381, 4.00%, 7/1/2052	1,787,317	1,671,879
Pool # SL1378, 4.00%, 7/1/2052	11,248,047	10,514,247
Pool # SD1189, 5.00%, 7/1/2052	1,824,341	1,808,060
Pool # SD1589, 5.00%, 7/1/2052	806,732	804,394
Pool # QE8520, 3.50%, 8/1/2052	748,010	676,868
Pool # QF3294, 5.00%, 11/1/2052	4,991,498	4,947,468
Pool # SD8267, 5.00%, 11/1/2052	3,022,030	2,997,694
Pool # SD2355, 4.50%, 12/1/2052	2,777,272	2,689,140
Pool # SL1477, 5.00%, 7/1/2053	14,914,873	14,845,509
Pool # RJ1756, 4.50%, 6/1/2054	1,862,709	1,792,501
Pool # RJ1781, 6.00%, 6/1/2054	3,309,033	3,409,558
Pool # RJ2914, 5.50%, 11/1/2054	1,878,108	1,894,626
Pool # SL1998, 4.00%, 1/1/2055 (b)	4,950,525	4,640,210
Pool # RJ3247, 5.00%, 1/1/2055	2,846,707	2,834,713
Fn
4.47%, 8/26/2032 ‡ (b)	2,542,900	2,544,489
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

4.95%, 8/25/2033 ‡ (b)	1,257,000	1,281,318
4.95%, 8/30/2035 ‡ (b)	1,179,000	1,201,809
FNMA UMBS, 20 Year Pool # BM4920, 4.00%, 10/1/2038	627,190	619,896
FNMA UMBS, 30 Year
Pool # AL9058, 3.50%, 9/1/2046	260,864	242,225
Pool # AL9397, 3.00%, 10/1/2046	342,962	306,066
Pool # BE9590, 3.50%, 5/1/2047	123,983	113,992
Pool # BK2113, 2.50%, 3/1/2050	226,898	190,224
Pool # BP8608, 2.50%, 6/1/2050	156,977	131,923
Pool # CA8670, 2.50%, 8/1/2050	1,385,055	1,160,923
Pool # BQ0795, 2.50%, 9/1/2050	3,888,866	3,278,067
Pool # BQ1367, 2.50%, 9/1/2050	897,788	757,261
Pool # BQ3137, 2.50%, 10/1/2050	365,930	310,198
Pool # FM4947, 2.00%, 12/1/2050	1,374,989	1,108,367
Pool # BP7667, 2.50%, 12/1/2050	374,980	317,171
Pool # CA8021, 2.50%, 12/1/2050	433,767	364,175
Pool # CA8044, 2.50%, 12/1/2050	352,565	295,774
Pool # CB0458, 2.50%, 5/1/2051	420,036	352,040
Pool # FM7293, 2.50%, 5/1/2051	203,555	171,420
Pool # CB0397, 3.00%, 5/1/2051	241,709	211,279
Pool # FM7346, 3.00%, 5/1/2051	419,117	366,353
Pool # FM7531, 3.00%, 5/1/2051	1,108,096	969,641
Pool # BT2415, 2.50%, 7/1/2051	1,466,195	1,225,786
Pool # FM7910, 2.50%, 7/1/2051	564,035	479,315
Pool # FM7957, 2.50%, 7/1/2051	692,083	583,116
Pool # FM8516, 3.50%, 7/1/2051	11,196,313	10,213,960
Pool # BT7165, 3.00%, 8/1/2051	4,960,715	4,336,154
Pool # CB1406, 3.00%, 8/1/2051	717,073	626,791
Pool # FM8479, 3.00%, 8/1/2051	568,204	497,159
Pool # CB1553, 2.50%, 9/1/2051	3,697,185	3,107,465
Pool # FM8813, 3.50%, 9/1/2051	2,899,942	2,643,855
Pool # BT6823, 2.50%, 10/1/2051	4,123,533	3,444,540
Pool # BT9861, 2.50%, 10/1/2051	1,428,559	1,200,183
Pool # BT9883, 2.50%, 10/1/2051	5,493,844	4,614,289
Pool # FM9227, 2.50%, 10/1/2051	2,835,110	2,384,172
Pool # FS5389, 2.50%, 11/1/2051	430,473	361,016
Pool # BU3608, 3.00%, 11/1/2051	122,301	106,994
Pool # CB2094, 3.00%, 11/1/2051	916,634	801,232
Pool # FM9776, 3.00%, 11/1/2051	1,272,030	1,115,038
Pool # CB2447, 3.50%, 12/1/2051	4,507,263	4,107,091
Pool # BU9885, 2.50%, 1/1/2052	527,495	439,888
Pool # CB2635, 2.50%, 1/1/2052	5,159,138	4,326,595
Pool # FS8807, 3.00%, 1/1/2052	2,242,513	1,968,917
Pool # CB2750, 2.50%, 2/1/2052	1,818,526	1,519,494
Pool # CB2855, 2.50%, 2/1/2052	670,963	569,246
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # FS3381, 2.50%, 2/1/2052	1,008,101	841,598
Pool # CB2899, 3.00%, 2/1/2052	2,510,060	2,190,295
Pool # FS0488, 3.00%, 2/1/2052	1,264,277	1,109,283
Pool # BV4133, 2.50%, 3/1/2052	1,189,905	988,582
Pool # CB3031, 2.50%, 3/1/2052	1,143,236	953,352
Pool # FS8041, 2.50%, 3/1/2052	3,600,100	3,029,454
Pool # FS8196, 2.50%, 3/1/2052	6,405,051	5,371,502
Pool # CB3167, 3.00%, 3/1/2052	2,080,625	1,816,802
Pool # CB3265, 3.00%, 4/1/2052	5,727,536	4,971,025
Pool # CB3360, 3.00%, 4/1/2052	943,482	819,160
Pool # BV0242, 3.50%, 4/1/2052	1,785,606	1,622,983
Pool # MA4580, 3.50%, 4/1/2052	4,393,764	3,975,897
Pool # BV7232, 4.00%, 4/1/2052	2,050,887	1,915,490
Pool # CB3384, 4.00%, 4/1/2052	320,127	299,293
Pool # BV5631, 3.00%, 6/1/2052	953,166	834,460
Pool # FA1709, 3.00%, 6/1/2052 (b)	9,748,279	8,542,108
Pool # FS8114, 3.50%, 6/1/2052	1,050,499	952,610
Pool # CB3775, 4.00%, 6/1/2052	311,300	291,282
Pool # FS1949, 4.00%, 6/1/2052	2,761,773	2,584,175
Pool # BW0393, 5.00%, 6/1/2052	775,888	768,635
Pool # CB4160, 4.50%, 7/1/2052	2,513,529	2,425,979
Pool # CB4037, 5.00%, 7/1/2052	7,843,091	7,794,525
Pool # FS2995, 5.50%, 10/1/2052	1,168,387	1,181,402
Pool # CB4927, 6.00%, 10/1/2052	1,304,866	1,344,755
Pool # CB5129, 5.00%, 11/1/2052 (b)	8,413,240	8,336,426
Pool # FS3836, 4.50%, 1/1/2053	380,539	368,697
Pool # FS7276, 5.00%, 9/1/2053	1,214,788	1,203,681
Pool # BY9849, 6.00%, 10/1/2053	565,290	581,831
Pool # DB0320, 5.50%, 3/1/2054	3,730,997	3,776,753
Pool # CB8526, 5.00%, 5/1/2054	3,601,018	3,573,405
Pool # DC6900, 7.00%, 7/1/2054	794,540	838,717
Pool # BU5072, 6.00%, 9/1/2054	2,003,945	2,054,386
Pool # DC6899, 6.50%, 9/1/2054	992,557	1,031,524
Pool # DB1954, 5.00%, 11/1/2054	2,078,238	2,050,804
Pool # DB4826, 5.50%, 11/1/2054	3,960,999	3,986,051
Pool # DB4866, 5.50%, 1/1/2055	1,095,856	1,113,617
FNMA, Other
TBA, 5.00%, 9/25/2025 (b)	5,000,000	5,128,125
Pool # BS2870, 1.27%, 8/1/2028	338,627	313,515
Pool # BL6257, 2.13%, 11/1/2028	1,173,010	1,106,424
Pool # BS5507, 3.23%, 11/1/2028	520,191	507,895
Pool # BS4928, 2.15%, 3/1/2029	2,646,000	2,493,390
Pool # BL5459, 2.37%, 6/1/2029	951,748	893,836
Pool # BS5162, 2.73%, 9/1/2029	1,121,923	1,063,165
Pool # BZ1679, 4.49%, 9/1/2029	1,240,494	1,259,453
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # BS7010, 4.81%, 9/1/2029	230,000	235,106
Pool # BL4429, 2.25%, 10/1/2029	289,639	269,707
Pool # AM6835, 3.58%, 10/1/2029	1,122,998	1,098,498
Pool # BL4592, 2.28%, 11/1/2029	7,000,000	6,531,316
Pool # BL4333, 2.52%, 11/1/2029	364,829	343,558
Pool # BZ1760, 4.82%, 11/1/2029	1,489,448	1,529,127
Pool # BS6161, 4.47%, 8/1/2030	485,551	489,398
Pool # BZ2136, 4.59%, 9/1/2030	993,025	1,012,297
Pool # BZ0392, 4.82%, 3/1/2031	789,564	810,048
Pool # BZ2621, 4.98%, 6/1/2031	2,773,451	2,860,112
Pool # BZ1791, 4.61%, 8/1/2031	1,000,000	1,014,104
Pool # BZ1524, 5.08%, 9/1/2031	670,744	694,759
Pool # BZ3004, 5.29%, 10/1/2031	2,392,751	2,504,574
Pool # BS3524, 1.97%, 11/1/2031	6,904,897	6,099,119
Pool # BM6857, 1.83%, 12/1/2031 (c)	1,485,896	1,295,487
Pool # BZ1749, 4.24%, 12/1/2031	1,216,767	1,211,005
Pool # BZ2889, 4.37%, 1/1/2032	2,480,698	2,488,527
Pool # BZ1849, 4.74%, 1/1/2032	1,715,789	1,749,191
Pool # BM6898, 2.15%, 2/1/2032 (c)	1,975,000	1,748,311
Pool # BS5337, 3.01%, 4/1/2032	417,868	388,810
Pool # BZ1869, 4.76%, 4/1/2032	1,135,300	1,157,137
Pool # BZ3926, 4.48%, 5/1/2032	1,838,000	1,849,117
Pool # BS5659, 3.66%, 6/1/2032	795,000	761,525
Pool # BZ3977, 4.42%, 6/1/2032	2,500,000	2,503,870
Pool # BL7538, 1.52%, 7/1/2032	6,835,587	5,820,903
Pool # AN5759, 3.29%, 7/1/2032	1,108,318	1,044,372
Pool # BS5530, 3.30%, 7/1/2032	826,000	775,078
Pool # BS6132, 3.86%, 7/1/2032	415,000	404,778
Pool # BZ2863, 4.61%, 7/1/2032	3,000,000	3,037,524
Pool # BZ4495, 4.86%, 7/1/2032	2,161,000	2,215,828
Pool # BS9512, 5.13%, 7/1/2032	1,600,000	1,642,860
Pool # BS6276, 3.97%, 8/1/2032	680,000	660,750
Pool # AM0762, 3.29%, 9/1/2032	813,712	771,731
Pool # BS5718, 3.46%, 9/1/2032	900,000	847,652
Pool # BS6689, 3.83%, 9/1/2032	390,000	377,706
Pool # BM6466, 1.33%, 10/1/2032 (c)	7,026,684	5,791,003
Pool # BS6417, 3.83%, 10/1/2032	485,956	470,761
Pool # BS6951, 3.90%, 10/1/2032	500,000	483,564
Pool # BS6619, 3.91%, 10/1/2032	586,098	565,225
Pool # BM6491, 1.46%, 11/1/2032 (c)	2,154,876	1,793,503
Pool # BS6731, 3.78%, 11/1/2032	130,736	125,133
Pool # BS5864, 3.75%, 12/1/2032	2,000,000	1,905,361
Pool # BZ2843, 4.60%, 12/1/2032	1,976,000	1,995,947
Pool # BZ1498, 4.92%, 12/1/2032	1,000,000	1,019,401
Pool # BM6552, 1.56%, 1/1/2033 (c)	7,612,422	6,354,349
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	3

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BL9952, 1.60%, 1/1/2033	2,000,000	1,665,730
Pool # BZ0159, 4.98%, 1/1/2033	490,000	503,611
Pool # BZ1867, 4.74%, 3/1/2033	1,827,926	1,844,789
Pool # BS1636, 2.25%, 4/1/2033	750,000	653,971
Pool # BS1899, 2.17%, 5/1/2033	605,000	520,576
Pool # BZ3536, 4.90%, 5/1/2033	3,542,922	3,610,366
Pool # BZ4028, 5.17%, 5/1/2033	3,050,000	3,164,164
Pool # BS2496, 1.88%, 9/1/2033	4,000,000	3,319,289
Pool # BZ4501, 4.44%, 9/1/2033	3,585,000	3,551,466
Pool # BS9616, 4.79%, 9/1/2033	300,000	305,336
Pool # BZ0419, 4.25%, 1/1/2034	605,000	593,878
Pool # BZ4491, 4.84%, 1/1/2034	4,000,000	4,058,054
Pool # BZ3975, 4.96%, 1/1/2034	1,000,000	1,021,723
Pool # BZ0430, 4.32%, 2/1/2034	325,000	321,379
Pool # BZ2852, 5.03%, 2/1/2034	2,021,000	2,080,901
Pool # BZ0401, 4.52%, 3/1/2034	400,000	399,725
Pool # BL2213, 3.34%, 5/1/2034	979,695	905,264
Pool # BZ0567, 4.94%, 5/1/2034	4,000,000	4,088,606
Pool # BZ0565, 5.04%, 5/1/2034	1,000,000	1,027,139
Pool # BZ2861, 5.03%, 6/1/2034	2,831,000	2,910,632
Pool # BL3772, 2.92%, 10/1/2034	106,866	95,804
Pool # BZ2256, 4.71%, 11/1/2034	1,980,973	2,004,292
Pool # BZ3962, 4.53%, 5/1/2035	3,590,000	3,559,713
Pool # BL7071, 1.91%, 6/1/2035	383,000	302,349
Pool # BS8613, 4.55%, 6/1/2035	3,000,000	2,968,613
Pool # BZ4143, 5.12%, 6/1/2035	1,649,000	1,703,327
Pool # BZ4282, 4.85%, 7/1/2035	2,618,000	2,657,977
Pool # BZ4467, 5.12%, 8/1/2035	3,535,000	3,646,561
Pool # BZ4027, 5.33%, 11/1/2035	1,550,000	1,612,851
Pool # BZ3973, 5.01%, 12/1/2035	1,897,151	1,931,862
Pool # AN4430, 3.61%, 1/1/2037	383,779	370,257
Pool # BS5761, 3.87%, 6/1/2037	100,000	92,183
Pool # MA1177, 3.50%, 9/1/2042	44,694	41,917
Pool # CA4632, 4.00%, 11/1/2043	531,599	519,422
Pool # BF0454, 3.00%, 10/1/2053	552,928	492,663
Pool # BF0078, 4.00%, 4/1/2056	3,014,648	2,819,622
Pool # BF0189, 3.00%, 6/1/2057	619,574	533,960
Pool # BF0191, 4.00%, 6/1/2057	6,067,003	5,674,466
Pool # BF0262, 3.00%, 5/1/2058	3,577,113	3,082,810
Pool # BF0396, 2.50%, 8/1/2059	5,599,455	4,624,096
Pool # BF0440, 3.00%, 1/1/2060	382,733	331,021
Pool # BF0503, 3.00%, 9/1/2060	2,934,677	2,528,538
Pool # BF0546, 2.50%, 7/1/2061	960,648	763,525
Pool # BF0560, 2.50%, 9/1/2061	8,495,210	6,751,953
Pool # BF0561, 3.00%, 9/1/2061	2,835,479	2,397,408
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # BF0586, 5.00%, 12/1/2061	911,009	902,859
Pool # BF0646, 2.50%, 6/1/2062	897,656	738,782
Pool # BF0720, 4.00%, 3/1/2063	3,454,794	3,160,579
Pool # BF0770, 4.50%, 9/1/2063	4,517,109	4,343,811
Pool # BF0802, 2.50%, 4/1/2064	3,782,377	3,084,731
Pool # BF0804, 3.00%, 4/1/2064	3,757,914	3,219,182
Pool # BF0809, 4.00%, 4/1/2064	4,717,782	4,394,476
Pool # BF0812, 4.50%, 4/1/2064	2,689,805	2,586,598
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 5.50%, 9/25/2055 (b)	17,000,000	17,095,706
GNMA I, 30 Year Pool # CU0301, 6.50%, 5/15/2053	1,136,051	1,179,265
GNMA II Pool # CK7234, ARM, 5.54%, 2/20/2072 (c)	425,892	441,717
GNMA II, 30 Year
Pool # AQ6679, 3.50%, 10/20/2045	120,513	110,763
Pool # AK8802, 3.75%, 3/20/2046	285,736	265,691
Pool # 785445, 2.50%, 3/20/2051	5,190,292	4,361,522
Pool # 788051, 3.00%, 12/20/2051	4,657,618	4,139,805
Pool # 787457, 4.00%, 3/20/2052	1,389,335	1,322,867
Pool # 787010, 3.50%, 4/20/2052	4,841,831	4,443,830
Pool # MA8097, 2.50%, 6/20/2052	913,814	779,296
Pool # MA8197, 2.50%, 8/20/2052	8,216,062	7,030,888
Pool # MA8343, 2.50%, 10/20/2052	2,641,181	2,252,709
Pool # MA8485, 2.50%, 12/20/2052	3,809,969	3,249,121
Pool # CO8957, 5.00%, 12/20/2052	736,367	723,713
Pool # MA8642, 2.50%, 2/20/2053	6,185,893	5,318,535
Pool # MA8644, 3.50%, 2/20/2053	511,414	468,262
Pool # MA8720, 2.50%, 3/20/2053	1,935,250	1,651,836
Pool # MA8795, 2.50%, 4/20/2053	3,181,595	2,715,657
Pool # MA8797, 3.50%, 4/20/2053	8,011,918	7,352,529
Pool # 786842, 4.00%, 4/20/2053	1,492,609	1,376,212
Pool # MA8873, 2.50%, 5/20/2053	5,855,318	4,993,383
Pool # MA8944, 3.50%, 6/20/2053	3,388,404	3,105,127
Pool # MA9011, 2.50%, 7/20/2053	5,731,907	4,889,247
Pool # MA9101, 3.00%, 8/20/2053	3,213,336	2,860,253
Pool # MA9165, 2.50%, 9/20/2053	6,379,854	5,440,705
Pool # MA9299, 2.50%, 10/20/2053	4,039,074	3,446,578
Pool # CX2674, 6.00%, 10/20/2053	224,081	231,383
Pool # MA9419, 3.50%, 1/20/2054	2,387,371	2,204,390
Pool # MA9483, 3.00%, 2/20/2054	4,263,713	3,796,309
Pool # MA9484, 3.50%, 2/20/2054	2,498,550	2,277,463
Pool # MA9719, 2.50%, 6/20/2054	5,906,999	5,041,636
Pool # DD2409, 6.50%, 6/20/2054	514,184	527,205
Pool # DD0108, 6.50%, 7/20/2054	1,384,127	1,455,410
Pool # DD0109, 7.00%, 7/20/2054	714,214	757,716
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # DD0094, 7.00%, 8/20/2054	1,026,130	1,088,631
Pool # MA9960, 3.00%, 10/20/2054	3,767,012	3,338,862
Pool # DE2936, 6.00%, 12/20/2054	992,139	1,019,599
Pool # DF2932, 6.50%, 12/20/2054	1,985,598	2,087,860
Pool # DF2931, 7.00%, 12/20/2054	1,987,844	2,108,925
Pool # MB0142, 3.00%, 1/20/2055	3,815,303	3,380,053
Pool # DE2954, 6.50%, 2/20/2055	511,172	532,505
Pool # DH0806, 7.00%, 2/20/2055	5,186,837	5,502,415
Pool # DH0808, 7.50%, 2/20/2055	3,009,975	3,217,878
Pool # DH0816, 6.50%, 3/20/2055	2,846,801	2,993,532
Pool # DJ6101, 7.00%, 4/20/2055	2,095,379	2,222,868
Pool # DH0822, 7.50%, 4/20/2055	1,483,467	1,585,932
Pool # DJ6103, 6.50%, 5/20/2055	1,730,167	1,819,345
Pool # DJ6116, 7.00%, 5/20/2055	1,495,348	1,586,330
Pool # DJ6126, 6.50%, 6/20/2055	3,234,003	3,400,696
Pool # DI4920, 5.50%, 7/20/2055	2,996,258	3,026,498
Pool # DI4702, 5.50%, 8/20/2055	5,497,387	5,607,057
Pool # DI1028, 6.00%, 8/20/2055	1,014,332	1,048,645
Pool # DI4701, 6.50%, 8/20/2055	4,044,779	4,248,301
Pool # DK7875, 6.50%, 8/20/2055	2,953,198	3,101,751
Pool # DL8785, 6.50%, 8/20/2055	5,000,000	5,190,308
Pool # DM2050, 6.50%, 8/20/2055	1,451,225	1,511,796
GNMA II, Other
Pool # AD0019, 3.50%, 2/20/2033	659,519	642,272
Pool # 787496, 6.00%, 7/20/2064	454,009	460,311
Pool # 787826, 4.00%, 1/20/2065	1,801,055	1,657,135
Orchard at landen 4.23%, 8/1/2032 ‡ (b)	4,000,000	3,967,916
Total Mortgage-Backed Securities (Cost $636,790,730)		642,675,285
Asset-Backed Securities — 16.7%
American Airlines Pass-Through Trust Series 2016-1, Class A, 4.10%, 1/15/2028	6,290,042	6,126,251
American Credit Acceptance Receivables Trust Series 2023-4, Class C, 6.99%, 9/12/2030 (d)	430,000	435,093
AMSR Trust
Series 2021-SFR1, Class D, 2.60%, 6/17/2038 (d)	1,000,000	939,946
Series 2021-SFR2, Class A, 1.53%, 8/17/2038 (d)	99,977	97,096
Series 2021-SFR2, Class B, 1.78%, 8/17/2038 (d)	711,112	690,208
Series 2021-SFR3, Class C, 1.80%, 10/17/2038 (d)	705,000	678,870
Series 2021-SFR3, Class E1, 2.33%, 10/17/2038 (d)	785,000	756,905
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2021-SFR3, Class E2, 2.43%, 10/17/2038 (d)	2,000,000	1,928,423
Series 2021-SFR4, Class E2, 3.01%, 12/17/2038 (d)	3,500,000	3,370,213
Series 2022-SFR3, Class E2, 4.00%, 10/17/2039 (d)	1,000,000	965,273
Series 2023-SFR1, Class E1, 4.00%, 4/17/2040 (d)	520,000	497,597
Series 2023-SFR2, Class E1, 3.95%, 6/17/2040 (d)	700,000	664,505
Series 2023-SFR2, Class E2, 3.95%, 6/17/2040 (d)	1,530,000	1,434,252
Series 2024-SFR2, Class D, 4.15%, 11/17/2041 (d)	1,097,000	1,047,866
Series 2025-SFR1, Class D, 3.66%, 6/17/2042 (d)	1,750,000	1,623,863
Series 2025-SFR1, Class E1, 3.66%, 6/17/2042 (d)	1,750,000	1,607,096
Aqua Finance Issuer Trust
Series 2025-A, Class C, 5.81%, 12/19/2050 (d)	1,973,000	2,011,497
Series 2025-B, Class B, 5.04%, 5/17/2051 (d)	2,475,000	2,485,925
Aqua Finance Trust
Series 2019-A, Class B, 3.47%, 7/16/2040 (d)	3,635,719	3,555,954
Series 2019-A, Class C, 4.01%, 7/16/2040 (d)	465,827	456,773
Series 2021-A, Class C, 3.14%, 7/17/2046 (d)	6,500,000	6,083,533
Series 2020-AA, Class C, 3.97%, 7/17/2046 (d)	234,676	228,895
Avis Budget Rental Car Funding AESOP LLC
Series 2025-1A, Class C, 5.87%, 8/20/2029 (d)	2,000,000	2,035,467
Series 2025-2A, Class C, 6.24%, 8/20/2031 (d)	3,500,000	3,626,049
BG Beta Ltd. (Cayman Islands)
6.28%, 7/16/2054 ‡	980,000	1,004,378
7.12%, 7/16/2054 ‡	979,637	996,976
Blue Owl Asset Leasing Trust LLC Series 2024-1A, Class C, 6.38%, 1/15/2031 (d)	1,550,000	1,583,891
Bridge Trust
Series 2022-SFR1, Class A, 3.40%, 11/17/2037 (d)	349,292	347,498
Series 2022-SFR1, Class E1, 6.30%, 11/17/2037 (d)	5,000,000	4,988,116
Series 2022-SFR1, Class E2, 6.30%, 11/17/2037 (d)	4,000,000	3,987,982
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	5

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2024-SFR1, Class C, 4.30%, 8/17/2040 (d)	525,000	506,794
Series 2025-SFR1, Class B, 4.20%, 9/17/2042 (d)	5,170,000	4,955,012
Series 2025-SFR1, Class C, 4.20%, 9/17/2042 (d)	1,395,000	1,319,344
Series 2025-SFR1, Class D, 4.20%, 9/17/2042 (d)	3,495,000	3,240,419
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class C, 5.70%, 7/16/2029	1,564,000	1,583,922
Series 2023-1, Class C, 7.10%, 8/15/2029	350,000	358,121
Series 2024-4, Class D, 5.23%, 8/15/2030	1,150,000	1,162,056
Series 2025-1, Class D, 5.64%, 11/15/2030	3,350,000	3,413,251
Series 2025-2, Class D, 5.62%, 3/17/2031	4,080,000	4,163,074
Series 2025-3, Class D, 5.27%, 5/15/2031	3,000,000	3,022,915
Business Jet Securities LLC
Series 2022-1A, Class B, 5.19%, 6/15/2037 ‡ (d)	1,376,005	1,360,284
Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (d)	3,721,205	3,741,629
Series 2024-2A, Class B, 5.75%, 9/15/2039 ‡ (d)	1,820,023	1,815,159
BXG Receivables Note Trust Series 2022-A, Class C, 5.35%, 9/28/2037 (d)	147,463	145,220
CarMax Select Receivables Trust Series 2025-A, Class C, 5.46%, 7/15/2031	5,000,000	5,113,997
Carvana Auto Receivables Trust
Series 2023-N1, Class B, 5.85%, 11/10/2027 (d)	343,746	344,355
Series 2021-P4, Class A4, 1.64%, 12/10/2027	344,442	340,007
Series 2022-P1, Class A4, 3.52%, 2/10/2028	298,909	297,549
Series 2024-N2, Class C, 5.82%, 9/10/2030 (d)	2,085,000	2,127,584
Cascade MH Asset Trust
Series 2019-MH1, Class M, 5.99%, 11/25/2044 (c) (d)	4,000,000	3,873,221
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (d)	2,138,671	1,939,821
Series 2021-MH1, Class M2, 3.69%, 2/25/2046 (d)	1,490,000	1,179,952
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2024-MH1, Class A1, 5.69%, 11/25/2056 (c) (d)	1,247,625	1,286,354
Series 2024-MH1, Class A2, 6.06%, 11/25/2056 (c) (d)	1,554,000	1,612,662
Series 2024-MH1, Class M1, 6.26%, 11/25/2056 (c) (d)	1,000,000	1,037,600
Series 2024-MH1, Class M2, 6.56%, 11/25/2056 (c) (d)	324,000	336,093
Cherry Securitization Trust
Series 2024-1A, Class A, 5.70%, 4/15/2032 (d)	1,375,000	1,387,097
Series 2025-1A, Class A, 6.13%, 11/15/2032 (d)	1,500,000	1,523,566
Consumer Portfolio Services Auto Trust Series 2025-B, Class D, 5.56%, 7/15/2031 (d)	2,200,000	2,235,074
Continental Finance Credit Card ABS Master Trust
Series 2024-A, Class A, 5.78%, 12/15/2032 (d)	3,160,000	3,216,642
Series 2024-A, Class B, 6.22%, 12/15/2032 (d)	810,000	830,493
Corevest American Finance Trust
Series 2020-2, Class C, 4.70%, 5/15/2052 (c) (d)	525,000	520,694
Series 2020-2, Class E, 4.70%, 5/15/2052 (c) (d)	2,699,000	2,591,774
Series 2020-4, Class E, 3.38%, 12/15/2052 (d)	3,432,000	3,037,938
CoreVest American Finance Trust Series 2017-2, Class M, 5.55%, 12/25/2027 (c) (d)	7,250,000	7,151,520
CPS Auto Receivables Trust Series 2023-D, Class C, 7.17%, 1/15/2030 (d)	400,000	406,491
Credit Acceptance Auto Loan Trust
Series 2023-2A, Class A, 5.92%, 5/16/2033 (d)	398,517	399,864
Series 2024-3A, Class C, 5.39%, 1/16/2035 (d)	5,038,000	5,108,683
Series 2025-1A, Class C, 5.71%, 7/16/2035 (d)	2,800,000	2,870,427
Crossroads Asset Trust
Series 2022-A, Class D, 8.99%, 4/21/2031 ‡ (d)	3,000,000	3,042,245
Series 2025-A, Class D, 6.16%, 2/20/2032 (d)	1,680,000	1,702,316
Diversified ABS Holdings LLC Series 2024-2A, Class A, 6.56%, 9/30/2044 ‡ (d)	1,849,602	1,864,029
DP Lion Holdco LLC Series 2023-1A, Class A, 8.24%, 11/30/2043 ‡	201,768	207,442
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Drive Auto Receivables Trust
Series 2024-2, Class D, 4.94%, 5/17/2032	2,000,000	2,013,891
Series 2025-1, Class D, 5.41%, 9/15/2032	2,900,000	2,955,131
DT Auto Owner Trust
Series 2023-2A, Class D, 6.62%, 2/15/2029 (d)	1,000,000	1,025,824
Series 2022-2A, Class E, 6.45%, 5/15/2029 (d)	2,000,000	2,013,159
Series 2023-1A, Class E, 10.39%, 1/15/2030 (d)	2,000,000	2,100,286
Energy Assets, 8.11%, 8/25/2044 ‡	225,109	230,007
Exeter Automobile Receivables Trust
Series 2025-2A, Class D, 5.89%, 7/15/2031	4,900,000	5,057,791
Series 2025-3A, Class D, 5.57%, 10/15/2031	2,400,000	2,448,127
Series 2025-4A, Class D, 5.23%, 1/15/2032	6,080,000	6,119,975
FHF Issuer Trust
Series 2023-2A, Class B, 7.49%, 11/15/2029 (d)	450,000	469,328
Series 2024-1A, Class B, 6.26%, 3/15/2030 (d)	158,000	163,236
First Investors Auto Owner Trust Series 2023-1A, Class C, 6.81%, 12/17/2029 (d)	340,000	351,348
FirstKey Homes Trust
Series 2020-SFR1, Class D, 2.24%, 8/17/2037 (d)	400,000	399,038
Series 2020-SFR1, Class E, 2.79%, 8/17/2037 (d)	500,000	498,798
Series 2020-SFR2, Class C, 1.67%, 10/19/2037 (d)	295,000	292,743
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (d)	615,000	610,764
Series 2021-SFR1, Class C, 1.89%, 8/17/2038 (d)	450,000	436,688
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 (d)	6,355,000	6,183,451
Series 2021-SFR1, Class E2, 2.49%, 8/17/2038 (d)	4,000,000	3,891,978
Series 2021-SFR2, Class C, 1.71%, 9/17/2038 (d)	1,000,000	965,361
Series 2022-SFRA, Class A, 3.10%, 3/17/2039 (d)	293,706	287,481
Series 2022-SFRA, Class E1, 4.56%, 3/17/2039 (d)	1,500,000	1,477,049
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

FMC GMSR Issuer Trust
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (c) (d)	1,600,000	1,570,031
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (c) (d)	4,441,964	4,258,186
Series 2021-GT1, Class B, 4.36%, 7/25/2026 (c) (d)	2,500,000	2,375,252
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (c) (d)	3,022,400	2,892,076
Series 2021-GT2, Class B, 4.44%, 10/25/2026 (c) (d)	2,500,000	2,373,557
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (d)	500,000	506,642
Fn, 4.96%, 9/25/2031 ‡ (b)	1,175,000	1,201,221
Foundation Finance Trust
Series 2021-1A, Class A, 1.27%, 5/15/2041 (d)	537,290	509,186
Series 2023-2A, Class D, 9.10%, 6/15/2049 (d)	461,487	494,581
Series 2024-1A, Class C, 6.53%, 12/15/2049 (d)	424,518	439,870
Series 2024-1A, Class D, 8.13%, 12/15/2049 (d)	2,122,589	2,237,221
Series 2024-2A, Class B, 4.93%, 3/15/2050 (d)	547,031	548,318
FRTKL
Series 2021-SFR1, Class B, 1.72%, 9/17/2038 (d)	3,000,000	2,902,388
Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (d)	905,000	875,938
Series 2021-SFR1, Class E1, 2.37%, 9/17/2038 (d)	1,250,000	1,208,684
Series 2021-SFR1, Class E2, 2.52%, 9/17/2038 (d)	1,150,000	1,110,862
FW Energy Asset Issuer LLC, 7.15%, 8/25/2044 ‡	457,440	466,131
GLS Auto Receivables Issuer Trust
Series 2021-4A, Class D, 2.48%, 10/15/2027 (d)	715,592	708,779
Series 2025-1A, Class D, 5.61%, 11/15/2030 (d)	2,900,000	2,966,065
Series 2025-2A, Class D, 5.59%, 1/15/2031 (d)	3,300,000	3,361,053
Series 2024-3A, Class D, 5.53%, 2/18/2031 (d)	1,000,000	1,018,991
Series 2025-3A, Class D, 5.16%, 6/16/2031 (d)	2,310,000	2,325,088
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	7

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
GLS Auto Select Receivables Trust
Series 2023-2A, Class A3, 6.38%, 2/15/2029 (d)	500,000	510,431
Series 2024-1A, Class C, 5.69%, 3/15/2030 (d)	300,000	307,040
Series 2024-3A, Class B, 5.64%, 8/15/2030 (d)	1,000,000	1,022,477
Series 2024-1A, Class D, 6.43%, 1/15/2031 (d)	295,000	307,632
Series 2025-3A, Class C, 4.94%, 9/15/2031 (d)	1,350,000	1,360,288
Golden Bear LLC Series 2016-1A, Class A, 3.75%, 9/20/2047 ‡ (d)	2,113,527	1,949,212
Goldman Home Improvement Trust Issuer Trust Series 2022-GRN2, Class D, 9.75%, 10/25/2052 ‡ (d)	4,019,879	4,256,003
Goodgreen (Cayman Islands)
Series 2018-1A, Class A, 3.93%, 10/15/2053 ‡ (c) (d)	995,227	919,426
Series 2019-1A, Class A, 3.86%, 10/15/2054 ‡ (d)	2,940,475	2,683,274
Series 2019-2A, Class A, 2.76%, 4/15/2055 ‡ (d)	5,145,672	4,432,070
Series 2023-1A, Class A, 5.90%, 1/17/2061 ‡ (d)	1,230,691	1,226,678
Goodgreen Ltd.
Series 2024-1A, Class A, 6.29%, 7/15/2056 ‡ (d)	427,271	416,119
Series 2024-1A, Class B, 8.12%, 7/15/2056 ‡ (d)	427,310	417,311
Goodgreen Trust
Series 2016-1A, Class A, 3.23%, 10/15/2052 ‡ (d)	1,847,709	1,700,612
Series 2017-1A, Class A, 3.74%, 10/15/2052 ‡ (d)	1,844,096	1,700,660
Series 2017-2A, Class A, 3.26%, 10/15/2053 ‡ (d)	1,564,405	1,411,346
Series 2020-1A, Class A, 2.63%, 4/15/2055 ‡ (d)	576,453	479,720
Series 2021-1A, Class B, 3.01%, 10/15/2056 ‡ (d)	429,152	323,218
Goodleap, 6.63%, 7/15/2038 ‡ (d)	3,404,080	3,492,824
GoodLeap Home Improvement Solutions Trust Series 2025-1A, Class A, 5.38%, 2/20/2049 (d)	1,527,316	1,551,531
Granite Park Equipment Leasing LLC
Series 2023-1A, Class A3, 6.46%, 9/20/2032 (d)	164,130	166,639
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2023-1A, Class D, 7.00%, 8/22/2033 (d)	350,000	365,915
GS Mortgage-Backed Securities Trust Series 2025-SL1, Class A1, 5.85%, 11/25/2067 (c) (d)	5,896,976	5,957,969
HERO Funding (Cayman Islands) Series 2017-3A, Class A1, 3.19%, 9/20/2048 ‡ (d)	401,092	370,891
HERO Funding Trust
Series 2015-3A, Class A, 4.28%, 9/20/2041 ‡ (d)	777,728	772,199
Series 2020-1A, Class A, 2.59%, 9/20/2057 ‡ (d)	448,109	393,372
Hilton Grand Vacations Trust
Series 2022-2A, Class B, 4.74%, 1/25/2037 (d)	231,559	230,739
Series 2024-1B, Class B, 5.99%, 9/15/2039 (d)	248,677	252,741
Series 2024-3A, Class C, 5.71%, 8/27/2040 (d)	3,863,022	3,914,408
Series 2025-1A, Class C, 5.52%, 5/27/2042 (d)	2,613,057	2,641,891
Series 2025-2A, Class B, 4.73%, 5/25/2044 (d)	2,385,000	2,391,794
Series 2025-2A, Class C, 5.12%, 5/25/2044 (d)	2,445,000	2,452,417
HIN Timeshare Trust Series 2020-A, Class A, 1.39%, 10/9/2039 (d)	185,714	178,453
HINNT LLC
Series 2022-A, Class B, 4.65%, 5/15/2041 (d)	2,417,972	2,405,448
Series 2024-A, Class C, 6.32%, 3/15/2043 (d)	380,884	386,796
Series 2025-A, Class B, 5.45%, 3/15/2044 (d)	3,334,236	3,368,814
Home Partners of America Trust
Series 2021-2, Class D, 2.65%, 12/17/2026 (d)	3,118,361	3,010,227
Series 2021-2, Class E1, 2.85%, 12/17/2026 (d)	7,335,344	7,081,060
Series 2022-1, Class D, 4.73%, 4/17/2039 (d)	334,018	329,723
Series 2020-2, Class B, 1.98%, 1/17/2041 (d)	1,423,751	1,310,429
Series 2021-3, Class D, 3.00%, 1/17/2041 (d)	2,428,072	2,265,800
Series 2020-2, Class E, 3.08%, 1/17/2041 (d)	473,397	435,045
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2021-3, Class E1, 3.20%, 1/17/2041 (d)	6,295,000	5,858,771
Hornbeck Offshore Services LLC, 8.90%, 1/1/2044 ‡	2,988,840	2,988,840
Huntington Bank Auto Credit-Linked Notes Series 2025-2, Class B1, 4.84%, 9/20/2033 (d)	6,270,000	6,285,261
Invitation Homes Trust
Series 2024-SFR1, Class D, 4.25%, 9/17/2041 (d)	1,615,000	1,551,470
Series 2024-SFR1, Class E, 4.50%, 9/17/2041 (d)	1,720,000	1,647,152
Jonah Energy ABS LLC
Series 2022-1, Class A1, 7.20%, 12/10/2037 ‡ (d)	2,712,278	2,730,068
Series 2022-1, Class B, 7.63%, 8/10/2039 ‡ (d)	2,882,092	2,904,284
Series 2025-1A, Class A2, 7.36%, 12/10/2040 ‡ (d)	1,808,490	1,842,128
5.91%, 1/10/2041 ‡ (e)	2,000,000	2,000,000
Lending Funding Trust Series 2020-2A, Class C, 4.30%, 4/21/2031 (d)	1,470,000	1,446,991
Lendmark Funding Trust
Series 2021-1A, Class B, 2.47%, 11/20/2031 (d)	400,000	380,672
Series 2021-1A, Class C, 3.41%, 11/20/2031 (d)	1,900,000	1,810,218
Series 2021-2A, Class B, 2.37%, 4/20/2032 (d)	1,540,000	1,444,781
Series 2025-1A, Class D, 6.48%, 9/20/2034 (d)	1,910,000	1,953,652
Mariner Finance Issuance Trust
Series 2021-AA, Class B, 2.33%, 3/20/2036 (d)	310,000	298,263
Series 2021-AA, Class C, 2.96%, 3/20/2036 (d)	200,000	192,413
Series 2021-AA, Class D, 3.83%, 3/20/2036 (d)	225,000	217,040
Series 2024-AA, Class D, 6.77%, 9/22/2036 (d)	714,000	733,476
Series 2021-BA, Class C, 2.66%, 11/20/2036 (d)	200,000	189,072
Series 2025-AA, Class D, 6.54%, 5/20/2038 (d)	4,650,000	4,756,643
Merchants Fleet Funding LLC Series 2023-1A, Class A, 7.21%, 5/20/2036 (d)	219,434	220,934
Mercury Financial Credit Card Master Trust
Series 2024-2A, Class A, 6.56%, 7/20/2029 (d)	3,580,000	3,609,409
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2024-2A, Class B, 7.43%, 7/20/2029 (d)	2,000,000	2,026,813
Mission Lane Credit Card Master Trust Series 2025-B, Class A, 5.06%, 9/15/2031 (d)	1,750,000	1,760,568
MNR ABS Issuer I LLC, 8.95%, 12/15/2038 ‡	209,685	215,140
MVW LLC
Series 2021-1WA, Class C, 1.94%, 1/22/2041 (d)	76,719	73,571
Series 2025-1A, Class C, 5.75%, 9/22/2042 (d)	3,225,991	3,255,465
New Residential Mortgage Loan Trust
Series 2022-SFR1, Class B, 2.85%, 2/17/2039 (d)	455,000	441,337
Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (d)	3,000,000	2,902,005
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (d)	632,586	620,695
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (d)	224,449	218,464
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (d)	1,333,332	1,327,796
OneMain Direct Auto Receivables Trust
Series 2021-1A, Class A, 0.87%, 7/14/2028 (d)	25,039	24,938
Series 2021-1A, Class B, 1.26%, 7/14/2028 (d)	700,000	692,868
OneMain Financial Issuance Trust Series 2020-2A, Class C, 2.76%, 9/14/2035 (d)	3,600,000	3,453,497
Oportun Funding Trust
Series 2024-3, Class B, 5.48%, 8/15/2029 (d)	931,000	933,108
Series 2024-3, Class C, 6.25%, 8/15/2029 (d)	1,300,000	1,307,808
Oportun Issuance Trust
Series 2024-1A, Class B, 6.55%, 4/8/2031 (d)	86,242	86,317
Series 2021-B, Class A, 1.47%, 5/8/2031 (d)	307,337	300,645
Series 2021-B, Class B, 1.96%, 5/8/2031 (d)	1,887,713	1,848,762
Series 2021-B, Class C, 3.65%, 5/8/2031 (d)	572,491	566,107
Series 2021-C, Class A, 2.18%, 10/8/2031 (d)	1,913,527	1,873,998
Series 2021-C, Class B, 2.67%, 10/8/2031 (d)	764,336	749,708
Series 2021-C, Class C, 3.61%, 10/8/2031 (d)	976,787	962,533
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	9

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2024-2, Class B, 5.83%, 2/9/2032 (d)	1,000,000	1,003,831
Series 2024-2, Class C, 6.61%, 2/9/2032 (d)	2,083,000	2,103,943
Series 2025-A, Class C, 5.89%, 2/8/2033 (d)	2,710,000	2,713,378
Series 2025-B, Class B, 5.28%, 5/9/2033 (d)	6,250,000	6,296,222
Series 2025-B, Class D, 6.45%, 5/9/2033 (d)	3,000,000	3,027,220
Pagaya AI Technology in Housing Trust
Series 2023-1, Class A, 3.60%, 10/25/2040 (d)	550,000	533,780
Series 2023-1, Class E2, 3.60%, 10/25/2040 (d)	1,100,000	1,002,306
PEAC Solutions Receivables LLC Series 2024-1A, Class A3, 5.64%, 11/20/2030 (d)	1,000,000	1,027,561
Perimeter Master Note Business Trust
Series 2025-1A, Class A, 5.58%, 12/16/2030 (d)	4,000,000	4,038,960
Series 2025-1A, Class B, 6.12%, 12/16/2030 (d)	2,997,000	3,033,265
Progress Residential Series 2021-SFR3, Class A, 1.64%, 5/17/2026 (d)	96,758	95,712
Progress Residential Trust
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027 (d)	700,000	687,857
Series 2021-SFR6, Class A, 1.52%, 7/17/2038 (d)	99,280	97,291
Series 2021-SFR11, Class E1, 3.38%, 1/17/2039 (d)	1,500,000	1,415,675
Series 2021-SFR7, Class A, 1.69%, 8/17/2040 (d)	415,784	388,179
Series 2023-SFR2, Class D, 4.50%, 10/17/2040 (d)	450,000	440,919
Series 2021-SFR10, Class E1, 3.57%, 12/17/2040 (d)	1,476,596	1,412,511
Series 2022-SFR1, Class E1, 3.93%, 2/17/2041 (d)	8,650,000	8,293,621
Series 2022-SFR4, Class A, 4.44%, 5/17/2041 (d)	196,953	197,447
Series 2024-SFR4, Class C, 3.33%, 7/17/2041 (d)	246,000	231,734
Series 2025-SFR1, Class D, 3.65%, 2/17/2042 (d)	4,035,000	3,763,769
Series 2025-SFR2, Class D, 3.56%, 4/17/2042 (d)	2,498,591	2,314,686
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2025-SFR3, Class B, 3.39%, 7/17/2042 (d)	2,810,000	2,612,023
Reach ABS Trust
Series 2025-1A, Class C, 5.99%, 8/16/2032 (d)	1,220,000	1,243,775
Series 2025-2A, Class C, 5.69%, 8/18/2032 (d)	5,000,000	5,056,474
Regional Management Issuance Trust
Series 2021-1, Class D, 5.07%, 3/17/2031 (d)	2,800,000	2,779,302
Series 2022-1, Class B, 3.71%, 3/15/2032 (d)	300,000	297,152
Series 2022-1, Class C, 4.46%, 3/15/2032 (d)	3,666,000	3,632,460
Series 2021-2, Class C, 3.23%, 8/15/2033 (d)	1,400,000	1,315,320
Series 2025-1, Class D, 6.58%, 4/17/2034 (d)	2,250,000	2,274,658
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 ‡ (d)	166,773	156,371
Series 2018-1, Class A, 3.95%, 9/20/2053 ‡ (d)	667,632	630,805
Series 2017-2A, Class A, 3.22%, 9/22/2053 ‡ (d)	347,086	318,604
Series 2023-1A, Class A, 5.90%, 11/20/2058 ‡ (d)	2,367,032	2,342,613
Series 2024-1A, Class A, 6.21%, 11/20/2059 ‡ (d)	5,938,414	5,991,275
Series 2024-2A, Class M, 6.83%, 11/20/2060 ‡ (d)	1,259,802	1,230,601
Series 2024-2A, Class B, 8.22%, 11/20/2060 ‡ (d)	1,496,704	1,505,109
Republic Finance Issuance Trust
Series 2024-A, Class A, 5.91%, 8/20/2032 (d)	600,000	607,102
Series 2024-B, Class A, 5.42%, 11/20/2037 (d)	810,000	825,961
RFT TRUST Series 2024-2, Class A1, 7.11%, 9/27/2028 (d) (f)	3,431,395	3,427,792
Santander Drive Auto Receivables Trust
Series 2022-4, Class C, 5.00%, 11/15/2029	545,000	547,869
Series 2022-5, Class D, 5.67%, 12/16/2030	400,000	403,926
Series 2022-6, Class D, 5.69%, 2/18/2031	400,000	403,869
Series 2024-2, Class D, 6.28%, 8/15/2031	3,500,000	3,633,797
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2024-5, Class D, 5.14%, 2/17/2032	1,392,000	1,409,688
SCF Equipment Leasing LLC
Series 2023-1A, Class A3, 6.17%, 5/20/2032 (d)	188,550	191,169
Series 2024-1A, Class C, 5.82%, 9/20/2032 (d)	290,000	300,806
Series 2022-2A, Class D, 6.50%, 10/20/2032 (d)	1,710,000	1,713,993
Series 2023-1A, Class D, 7.00%, 8/22/2033 (d)	1,799,000	1,887,825
SCF Equipment Trust LLC
Series 2025-1A, Class A3, 5.11%, 11/21/2033 (d)	1,700,000	1,742,676
Series 2025-1A, Class D, 5.88%, 11/20/2035 (d)	1,557,000	1,603,171
Series 2025-1A, Class E, 6.75%, 11/20/2035 (d)	1,290,000	1,334,484
Sierra Timeshare Receivables Funding LLC
Series 2021-2A, Class A, 1.35%, 9/20/2038 (d)	39,559	38,984
Series 2021-2A, Class C, 1.95%, 9/20/2038 (d)	11,635	11,441
Series 2023-1A, Class C, 7.00%, 1/20/2040 (d)	195,241	200,393
Series 2022-2A, Class C, 6.36%, 6/20/2040 (d)	175,572	176,983
Series 2024-2A, Class C, 5.83%, 6/20/2041 (d)	415,543	420,811
Series 2024-3A, Class C, 5.32%, 8/20/2041 (d)	968,027	973,112
Series 2025-2A, Class C, 5.32%, 4/20/2044 (d)	1,401,377	1,417,197
Stream Innovations Issuer Trust
Series 2024-1A, Class A, 6.27%, 7/15/2044 (d)	533,707	556,223
Series 2024-1A, Class B, 7.89%, 7/15/2044 (d)	3,442,293	3,698,815
Series 2024-2A, Class B, 6.34%, 2/15/2045 (d)	1,220,000	1,259,196
Series 2025-1A, Class A, 5.05%, 9/15/2045 (d)	1,775,206	1,793,938
Series 2025-1A, Class B, 5.48%, 9/15/2045 (d)	3,347,694	3,396,370
Series 2025-1A, Class C, 6.12%, 9/15/2045 (d)	2,698,141	2,752,879
Tricon American Homes Trust Series 2020-SFR2, Class E1, 2.73%, 11/17/2039 (d)	500,000	471,509
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Tricon Residential Trust
Series 2022-SFR1, Class E1, 5.34%, 4/17/2039 (d)	272,000	269,808
Series 2022-SFR2, Class E, 7.51%, 7/17/2040 (d)	1,000,000	1,016,817
Series 2023-SFR2, Class C, 5.00%, 12/17/2040 (d)	300,000	298,961
United Airlines Pass-Through Trust Series 2024-1, Class AA, 5.45%, 2/15/2037	932,694	955,652
Upstart Securitization Trust Series 2025-1, Class A, 5.45%, 4/20/2035 (d)	1,717,496	1,728,851
UPX HIL Issuer Trust Series 2025-1, Class A, 5.16%, 1/25/2047 ‡ (d)	5,960,000	5,975,675
Verdant Receivables LLC Series 2025-1A, Class B, 5.37%, 5/12/2033 (d)	2,400,000	2,449,321
VFI ABS LLC Series 2025-1A, Class B, 4.97%, 12/24/2030 (d)	1,195,000	1,200,784
VOLT C LLC Series 2021-NPL9, Class A1, 5.99%, 5/25/2051 (d) (f)	35,680	35,663
VOLT CII LLC Series 2021-NP11, Class A1, 5.87%, 8/25/2051 (d) (f)	193,679	193,594
VOLT XCIV LLC Series 2021-NPL3, Class A1, 6.24%, 2/27/2051 (d) (f)	2,732	2,730
Western Funding Auto Loan Trust Series 2025-1, Class D, 5.79%, 1/15/2036 (d)	4,508,000	4,576,784
Westgate Resorts LLC Series 2024-1A, Class B, 6.56%, 1/20/2038 (d)	460,569	467,247
Westlake Automobile Receivables Trust Series 2023-4A, Class D, 7.19%, 7/16/2029 (d)	350,000	365,177
Wingspire Equipment Finance LLC Series 2024-1A, Class C, 5.28%, 9/20/2032 (d)	1,242,000	1,255,934
Wolf Energy Asset Issuer LLC, 5.70%, 7/25/2050 ‡ (c)	2,929,754	2,929,754
Total Asset-Backed Securities (Cost $491,687,467)		499,256,118
Corporate Bonds — 13.5%
Aerospace & Defense — 0.3%
Boeing Co. (The)
3.38%, 6/15/2046	2,160,000	1,478,553
3.63%, 3/1/2048	1,450,000	1,010,178
5.81%, 5/1/2050	3,620,000	3,481,125
3.83%, 3/1/2059	1,000,000	671,573
Leidos, Inc. 2.30%, 2/15/2031	1,250,000	1,111,340
Textron, Inc. 5.50%, 5/15/2035	1,200,000	1,221,947
		8,974,716
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	11

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Automobiles — 0.1%
Hyundai Capital America 4.75%, 9/26/2031 (d)	2,000,000	2,010,884
Banks — 4.9%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.52%, 12/3/2035 (d) (g)	500,000	511,720
AIB Group plc (Ireland) (SOFRINDX + 1.91%), 5.87%, 3/28/2035 (d) (g)	6,500,000	6,757,393
Bank of America Corp.
(SOFR + 1.21%), 2.57%, 10/20/2032 (g)	500,000	446,209
(SOFR + 2.16%), 5.02%, 7/22/2033 (g)	500,000	507,916
(SOFR + 1.65%), 5.47%, 1/23/2035 (g)	9,230,000	9,537,418
(SOFR + 1.31%), 5.51%, 1/24/2036 (g)	2,150,000	2,214,915
(SOFR + 1.93%), 2.68%, 6/19/2041 (g)	2,545,000	1,834,294
Bank of Ireland Group plc (Ireland) (SOFR + 1.62%), 5.60%, 3/20/2030 (d) (g)	445,000	462,179
Banque Federative du Credit Mutuel SA (France) 5.54%, 1/22/2030 (d)	835,000	870,286
Barclays plc (United Kingdom)
(SOFR + 1.91%), 5.34%, 9/10/2035 (g)	1,000,000	1,001,153
(SOFR + 1.59%), 5.79%, 2/25/2036 (g)	1,005,000	1,036,648
BNP Paribas SA (France)
(SOFR + 1.52%), 5.18%, 1/9/2030 (d) (g)	400,000	409,896
(SOFR + 1.28%), 5.28%, 11/19/2030 (d) (g)	2,810,000	2,878,365
(SOFR + 1.62%), 5.79%, 1/13/2033 (d) (g)	4,383,000	4,567,006
BPCE SA (France)
(SOFR + 1.68%), 5.88%, 1/14/2031 (d) (g)	655,000	682,475
(SOFR + 1.58%), 5.39%, 5/28/2031 (d) (g)	2,155,000	2,206,648
(SOFR + 2.59%), 7.00%, 10/19/2034 (d) (g)	1,000,000	1,104,009
(SOFR + 1.85%), 5.94%, 5/30/2035 (d) (g)	3,250,000	3,358,404
(SOFR + 2.04%), 6.29%, 1/14/2036 (d) (g)	2,855,000	3,003,957
(SOFR + 1.96%), 6.03%, 5/28/2036 (d) (g)	2,045,000	2,119,547
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (d) (g)	313,000	319,977
(SOFR + 2.77%), 6.84%, 9/13/2034 (d) (g)	448,000	495,920
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
(SOFR + 2.26%), 6.04%, 6/15/2035 (d) (g)	6,510,000	6,855,756
(SOFR + 1.79%), 5.58%, 7/3/2036 (d) (g)	4,455,000	4,503,034
Citigroup, Inc.
(SOFR + 1.34%), 4.54%, 9/19/2030 (g)	1,026,000	1,030,649
(SOFR + 1.45%), 5.45%, 6/11/2035 (g)	3,275,000	3,366,547
(SOFR + 1.47%), 5.33%, 3/27/2036 (g)	3,755,000	3,794,600
(SOFR + 1.75%), 5.61%, 3/4/2056 (g)	1,000,000	975,955
Credit Agricole SA (France)
(SOFR + 1.46%), 5.22%, 5/27/2031 (d) (g)	1,175,000	1,201,880
(SOFR + 1.74%), 5.86%, 1/9/2036 (d) (g)	1,605,000	1,667,283
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (d) (g)	400,000	417,436
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.02%, 3/4/2031 (d) (g)	800,000	815,923
HSBC Holdings plc (United Kingdom)
(SOFR + 1.29%), 5.29%, 11/19/2030 (g)	1,480,000	1,526,185
(SOFR + 1.29%), 5.13%, 3/3/2031 (g)	980,000	1,003,901
ING Groep NV (Netherlands) (SOFR + 1.61%), 5.53%, 3/25/2036 (g)	1,000,000	1,023,650
KeyCorp (SOFRINDX + 1.23%), 5.12%, 4/4/2031 (g)	810,000	828,582
M&T Bank Corp. (SOFR + 1.40%), 5.18%, 7/8/2031 (g)	3,570,000	3,652,686
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.82%), 5.10%, 5/13/2031 (g)	2,000,000	2,052,873
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.71%, 7/8/2031 (g)	4,565,000	4,617,525
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.32%, 7/8/2036 (g)	5,550,000	5,636,221
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (g)	792,000	808,541
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.11%, 5/23/2031 (g)	3,085,000	3,160,197
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (g)	480,000	501,907
PNC Financial Services Group, Inc. (The)
(SOFR + 1.33%), 4.90%, 5/13/2031 (g)	1,105,000	1,127,644
(SOFR + 1.39%), 5.58%, 1/29/2036 (g)	2,000,000	2,064,580
(SOFR + 1.42%), 5.37%, 7/21/2036 (g)	270,000	274,377
Royal Bank of Canada (Canada) (SOFRINDX + 1.08%), 4.65%, 10/18/2030 (g)	505,000	509,310
Santander Holdings USA, Inc. (SOFR + 2.14%), 6.34%, 5/31/2035 (g)	5,550,000	5,897,701
Santander UK Group Holdings plc (United Kingdom)
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (g)	680,000	688,799
(SOFRINDX + 1.52%), 5.69%, 4/15/2031 (g)	2,050,000	2,138,754
Societe Generale SA (France)
5.25%, 2/19/2027 (d)	435,000	439,327
(SOFR + 1.65%), 5.51%, 5/22/2031 (d) (g)	625,000	640,061
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (d) (g)	500,000	445,280
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.34%, 1/21/2033 (d) (g)	2,000,000	1,800,700
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.10%, 4/13/2033 (d) (g)	2,455,000	2,563,507
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (d) (g)	6,214,000	6,416,891
Standard Chartered plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.15%), 5.01%, 10/15/2030 (d) (g)	580,000	590,308
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.42%, 7/9/2031	400,000	418,546
(SOFR + 1.38%), 4.95%, 7/8/2033 (g)	2,500,000	2,533,232
Toronto-Dominion Bank (The) (Canada) 5.30%, 1/30/2032	700,000	727,854
Truist Financial Corp.
(SOFR + 1.31%), 5.07%, 5/20/2031 (g)	1,070,000	1,096,264
(SOFR + 1.92%), 5.71%, 1/24/2035 (g)	1,615,000	1,682,321
US Bancorp
(SOFR + 1.30%), 5.08%, 5/15/2031 (g)	1,000,000	1,027,428
(SOFR + 1.41%), 5.42%, 2/12/2036 (g)	1,685,000	1,724,220
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
Wells Fargo & Co.
(SOFR + 1.78%), 5.50%, 1/23/2035 (g)	535,000	552,084
(SOFR + 1.38%), 5.21%, 12/3/2035 (g)	4,910,000	4,951,188
(SOFR + 1.74%), 5.60%, 4/23/2036 (g)	10,671,000	11,079,006
		147,157,048
Biotechnology — 0.2%
AbbVie, Inc. 4.85%, 6/15/2044	1,000,000	918,415
Amgen, Inc. 5.65%, 3/2/2053	1,664,000	1,609,339
Biogen, Inc. 5.75%, 5/15/2035	770,000	794,801
Gilead Sciences, Inc. 5.60%, 11/15/2064	1,000,000	973,295
		4,295,850
Capital Markets — 1.0%
Deutsche Bank AG (Germany)
(SOFR + 1.21%), 5.37%, 1/10/2029 (g)	2,000,000	2,045,184
(SOFR + 3.18%), 6.72%, 1/18/2029 (g)	175,000	184,128
(SOFR + 1.72%), 5.30%, 5/9/2031 (g)	1,785,000	1,828,854
(SOFR + 1.72%), 3.04%, 5/28/2032 (g)	445,000	406,080
(SOFR + 2.05%), 5.40%, 9/11/2035 (g)	6,235,000	6,280,733
Goldman Sachs Group, Inc. (The)
(SOFR + 1.55%), 5.85%, 4/25/2035 (g)	350,000	369,054
(SOFR + 1.55%), 5.33%, 7/23/2035 (g)	1,070,000	1,088,222
(SOFR + 1.42%), 5.02%, 10/23/2035 (g)	2,000,000	1,987,441
(SOFR + 1.38%), 5.54%, 1/28/2036 (g)	7,000,000	7,218,057
Morgan Stanley
(SOFR + 1.73%), 5.47%, 1/18/2035 (g)	561,000	578,452
(SOFR + 1.42%), 5.59%, 1/18/2036 (g)	2,000,000	2,067,821
(SOFR + 1.49%), 3.22%, 4/22/2042 (g)	1,200,000	914,175
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 6.30%, 9/22/2034 (d) (g)	636,000	688,178
(SOFR + 1.76%), 5.58%, 5/9/2036 (d) (g)	2,000,000	2,056,704
(USD SOFR ICE Swap Rate 1 Year + 1.86%), 5.38%, 9/6/2045 (d) (g)	1,000,000	970,838
		28,683,921
Chemicals — 0.2%
DuPont de Nemours, Inc.
5.32%, 11/15/2038	1,059,000	1,104,672
5.42%, 11/15/2048	1,500,000	1,509,091
EIDP, Inc. 5.13%, 5/15/2032	1,500,000	1,539,016
Sherwin-Williams Co. (The) 4.80%, 9/1/2031	489,000	499,253
		4,652,032
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	13

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Commercial Services & Supplies — 0.1%
Element Fleet Management Corp. (Canada)
5.64%, 3/13/2027 (d)	900,000	917,048
5.04%, 3/25/2030 (d)	800,000	815,709
		1,732,757
Construction & Engineering — 0.1%
Quanta Services, Inc. 5.10%, 8/9/2035	1,475,000	1,460,287
Consumer Finance — 0.4%
AerCap Ireland Capital DAC (Ireland)
3.30%, 1/30/2032	730,000	668,338
3.85%, 10/29/2041	1,520,000	1,223,867
Aircastle Ltd. 5.25%, 3/15/2030 (d)	755,000	770,408
American Express Co.
(SOFR + 1.22%), 4.92%, 7/20/2033 (g)	420,000	425,370
(SOFRINDX + 1.32%), 5.44%, 1/30/2036 (g)	1,935,000	1,988,976
Avolon Holdings Funding Ltd. (Ireland)
4.95%, 1/15/2028 (d)	1,500,000	1,513,650
5.15%, 1/15/2030 (d)	3,732,000	3,789,435
Macquarie Airfinance Holdings Ltd. (United Kingdom)
5.20%, 3/27/2028 (d)	1,160,000	1,176,711
5.15%, 3/17/2030 (d)	745,000	753,379
6.50%, 3/26/2031 (d)	500,000	534,780
		12,844,914
Containers & Packaging — 0.1%
Amcor Flexibles North America, Inc. 5.10%, 3/17/2030	1,645,000	1,684,358
Packaging Corp. of America 5.20%, 8/15/2035	1,005,000	1,010,772
Smurfit Westrock Financing DAC (Ireland) 5.42%, 1/15/2035	755,000	768,725
		3,463,855
Diversified Telecommunication Services — 0.1%
AT&T, Inc.
3.55%, 9/15/2055	3,275,000	2,177,709
3.80%, 12/1/2057	1,005,000	691,581
Verizon Communications, Inc. 2.99%, 10/30/2056	1,440,000	860,054
		3,729,344
Electric Utilities — 1.0%
Emera US Finance LP (Canada) 4.75%, 6/15/2046	1,585,000	1,320,808
Enel Finance International NV (Italy) 5.50%, 6/26/2034 (d)	350,000	359,066
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electric Utilities — continued
Entergy Louisiana LLC 5.80%, 3/15/2055	440,000	437,818
Entergy Texas, Inc. 5.55%, 9/15/2054	564,000	537,296
Exelon Corp. 5.88%, 3/15/2055	1,000,000	988,802
Florida Power & Light Co. 5.80%, 3/15/2065	490,000	496,105
ITC Holdings Corp. 5.30%, 7/1/2043	1,110,000	1,036,022
NextEra Energy Capital Holdings, Inc. 5.90%, 3/15/2055	1,415,000	1,409,444
Niagara Mohawk Power Corp. 6.00%, 7/3/2055 (d)	720,000	715,564
Oklahoma Gas and Electric Co. 5.60%, 4/1/2053	450,000	436,405
Oncor Electric Delivery Co. LLC
5.30%, 6/1/2042	650,000	628,105
5.80%, 4/1/2055 (d)	1,000,000	1,000,068
Pacific Gas and Electric Co.
5.70%, 3/1/2035	1,695,000	1,718,075
6.00%, 8/15/2035	640,000	661,934
4.50%, 7/1/2040	955,000	815,020
3.75%, 8/15/2042 (f)	3,000,000	2,190,401
4.30%, 3/15/2045	745,000	572,178
6.75%, 1/15/2053	1,500,000	1,548,418
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	290,000	289,095
Series A-3, 5.53%, 6/1/2049	345,000	339,844
Public Service Co. of Oklahoma 5.45%, 1/15/2036	2,470,000	2,500,347
Southern California Edison Co.
5.75%, 4/15/2054	4,550,000	4,258,197
5.90%, 3/1/2055	695,000	663,663
Virginia Electric and Power Co. 5.65%, 3/15/2055	1,500,000	1,467,546
Vistra Operations Co. LLC
6.00%, 4/15/2034 (d)	2,421,000	2,522,203
5.70%, 12/30/2034 (d)	2,145,000	2,186,842
		31,099,266
Financial Services — 0.4%
CFIN 2022-RTL1 Issuer LLC Class A, 0.00%, 8/17/2027 ‡	3,235,489	3,235,489
Fiserv, Inc.
5.15%, 8/12/2034	400,000	400,965
5.25%, 8/11/2035	925,000	921,359
Nationwide Building Society (United Kingdom) (SOFR + 1.65%), 5.54%, 7/14/2036 (d) (g)	1,200,000	1,222,450
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Financial Services — continued
NTT Finance Corp. (Japan)
5.14%, 7/2/2031 (d)	400,000	411,269
5.17%, 7/16/2032 (d)	3,500,000	3,566,016
5.50%, 7/16/2035 (d)	765,000	783,795
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	1,988,605	1,988,605
		12,529,948
Food Products — 0.2%
Bunge Ltd. Finance Corp.
4.65%, 9/17/2034	751,000	731,393
5.15%, 8/4/2035	1,220,000	1,222,881
JBS USA Holding Lux SARL 6.38%, 4/15/2066 (d)	2,020,000	1,991,323
JBS USA LUX SARL 6.38%, 2/25/2055 (d)	585,000	587,921
Mars, Inc. 5.65%, 5/1/2045 (d)	1,310,000	1,291,413
Mondelez International, Inc. 2.63%, 9/4/2050	730,000	428,020
		6,252,951
Gas Utilities — 0.0% ^
Atmos Energy Corp. 5.00%, 12/15/2054	629,000	566,433
Ground Transportation — 0.0% ^
Burlington Northern Santa Fe LLC 2.88%, 6/15/2052	570,000	351,677
Canadian Pacific Railway Co. (Canada) 4.80%, 8/1/2045	700,000	626,590
		978,267
Health Care Equipment & Supplies — 0.2%
Solventum Corp. 5.60%, 3/23/2034	2,503,000	2,599,329
Zimmer Biomet Holdings, Inc. 5.50%, 2/19/2035	2,065,000	2,130,668
		4,729,997
Health Care Providers & Services — 0.5%
Aetna, Inc. 4.75%, 3/15/2044	1,000,000	838,392
Cardinal Health, Inc. 5.15%, 9/15/2035	2,165,000	2,149,822
Cencora, Inc. 5.15%, 2/15/2035	775,000	780,779
HCA, Inc.
5.75%, 3/1/2035	3,195,000	3,286,705
4.63%, 3/15/2052	1,435,000	1,139,575
5.95%, 9/15/2054	400,000	383,260
6.20%, 3/1/2055	2,000,000	1,985,568
6.10%, 4/1/2064	825,000	795,874
Triad Holdings III LLC 0.00%, 4/1/2052 ‡	3,329,363	3,329,364
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Health Care Providers & Services — continued
UnitedHealth Group, Inc.
5.70%, 10/15/2040	400,000	407,749
5.63%, 7/15/2054	670,000	637,749
		15,734,837
Health Care REITs — 0.1%
Healthpeak OP LLC 5.38%, 2/15/2035	1,135,000	1,147,209
Ventas Realty LP 5.00%, 1/15/2035	1,000,000	988,654
		2,135,863
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The) 5.80%, 3/15/2032	3,440,000	3,539,429
Constellation Energy Generation LLC
5.75%, 10/1/2041	455,000	458,458
5.60%, 6/15/2042	850,000	834,355
		4,832,242
Insurance — 0.2%
Brown & Brown, Inc.
5.25%, 6/23/2032	1,615,000	1,650,809
6.25%, 6/23/2055	3,490,000	3,568,103
Corebridge Global Funding 4.90%, 8/21/2032 (d)	560,000	561,619
		5,780,531
Interactive Media & Services — 0.1%
Meta Platforms, Inc. 5.40%, 8/15/2054	1,500,000	1,438,924
IT Services — 0.1%
Identity Digital Ltd. (Ireland) 6.79%, 3/20/2065 ‡	3,500,000	3,561,250
Media — 0.5%
Charter Communications Operating LLC
4.40%, 4/1/2033	1,000,000	940,172
5.85%, 12/1/2035 (b)	1,000,000	1,001,766
3.50%, 3/1/2042	700,000	496,924
5.38%, 5/1/2047	1,835,000	1,559,332
3.70%, 4/1/2051	950,000	611,789
3.90%, 6/1/2052	4,000,000	2,650,734
Comcast Corp.
5.30%, 6/1/2034	500,000	514,667
3.25%, 11/1/2039	1,210,000	952,914
3.40%, 7/15/2046	5,000,000	3,537,967
4.00%, 11/1/2049	2,785,000	2,097,367
2.94%, 11/1/2056	1,830,000	1,053,624
		15,417,256
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	15

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Metals & Mining — 0.1%
Anglo American Capital plc (South Africa)
2.63%, 9/10/2030 (d)	1,200,000	1,095,450
5.75%, 4/5/2034 (d)	2,035,000	2,106,795
		3,202,245
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Resurgent 6.78%, 7/1/2030 ‡	3,000,000	3,000,000
Multi-Utilities — 0.1%
Puget Energy, Inc. 5.73%, 3/15/2035	2,985,000	3,036,204
Southern Co. Gas Capital Corp. 5.88%, 3/15/2041	1,000,000	1,017,498
		4,053,702
Oil, Gas & Consumable Fuels — 1.2%
APA Infrastructure Ltd. (Australia) 5.75%, 9/16/2044 (d)	1,487,000	1,447,559
BG Energy Capital plc 5.13%, 10/15/2041 (d)	1,500,000	1,416,025
Cheniere Energy Partners LP 5.55%, 10/30/2035 (d)	560,000	565,147
Cheniere Energy, Inc. 5.65%, 4/15/2034	570,000	581,872
Columbia Pipelines Operating Co. LLC 5.70%, 10/1/2054 (d)	2,230,000	2,059,942
ConocoPhillips Co. 5.50%, 1/15/2055	680,000	640,746
Coterra Energy, Inc.
5.40%, 2/15/2035	1,300,000	1,294,558
5.90%, 2/15/2055	2,275,000	2,122,165
Eastern Energy Gas Holdings LLC
5.65%, 10/15/2054	600,000	572,856
6.20%, 1/15/2055	695,000	710,649
Enbridge, Inc. (Canada) 5.63%, 4/5/2034	890,000	918,828
Energy Transfer LP
5.60%, 9/1/2034	400,000	406,525
5.70%, 4/1/2035	2,000,000	2,036,056
5.15%, 3/15/2045	1,510,000	1,328,107
Enterprise Products Operating LLC 5.55%, 2/16/2055	470,000	448,557
Hess Corp. 5.60%, 2/15/2041	1,500,000	1,521,599
Kinder Morgan Energy Partners LP 5.50%, 3/1/2044	3,980,000	3,750,989
Kinder Morgan, Inc. 3.25%, 8/1/2050	615,000	391,233
MPLX LP
5.40%, 4/1/2035	1,440,000	1,429,795
5.95%, 4/1/2055	365,000	344,254
ONEOK, Inc.
5.45%, 6/1/2047	1,480,000	1,325,265
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
4.95%, 7/13/2047	500,000	422,763
Pioneer Natural Resources Co. 2.15%, 1/15/2031	6,001,000	5,384,404
Plains All American Pipeline LP
5.95%, 6/15/2035	665,000	685,006
4.90%, 2/15/2045	450,000	381,264
Targa Resources Corp.
4.90%, 9/15/2030	3,247,000	3,296,685
5.50%, 2/15/2035	415,000	418,585
TotalEnergies Capital SA (France) 5.28%, 9/10/2054	1,000,000	923,955
		36,825,389
Pharmaceuticals — 0.0% ^
Bristol-Myers Squibb Co. 2.55%, 11/13/2050	1,150,000	667,387
Real Estate Management & Development — 0.0% ^
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 2.50%, 10/15/2031 (d)	800,000	711,096
Residential REITs — 0.1%
Essex Portfolio LP
5.50%, 4/1/2034	525,000	541,834
5.38%, 4/1/2035	1,700,000	1,737,410
		2,279,244
Semiconductors & Semiconductor Equipment — 0.4%
Broadcom, Inc.
5.05%, 7/12/2029	350,000	359,897
4.55%, 2/15/2032	539,000	536,479
3.50%, 2/15/2041 (d)	6,155,000	4,878,713
Intel Corp. 5.70%, 2/10/2053	915,000	841,424
Marvell Technology, Inc.
4.75%, 7/15/2030	1,830,000	1,846,681
5.45%, 7/15/2035	4,487,000	4,563,282
		13,026,476
Software — 0.3%
Cadence Design Systems, Inc. 4.70%, 9/10/2034	879,000	870,223
Oracle Corp.
3.60%, 4/1/2050	4,500,000	3,077,454
4.38%, 5/15/2055	5,000,000	3,805,320
6.00%, 8/3/2055	305,000	297,948
Synopsys, Inc. 5.70%, 4/1/2055	785,000	770,737
		8,821,682
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialized REITs — 0.0% ^
American Tower Corp. 3.70%, 10/15/2049	900,000	651,530
Specialty Retail — 0.0% ^
Home Depot, Inc. (The) 4.20%, 4/1/2043	1,000,000	853,725
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC 5.30%, 4/1/2032	1,990,000	2,050,665
Tobacco — 0.0% ^
Philip Morris International, Inc. 3.88%, 8/21/2042	590,000	477,722
Trading Companies & Distributors — 0.0% ^
Aviation Capital Group LLC 5.13%, 4/10/2030 (d)	545,000	553,979
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc.
3.00%, 2/15/2041	595,000	434,715
3.40%, 10/15/2052	1,385,000	915,860
5.50%, 1/15/2055	964,000	900,158
Vodafone Group plc (United Kingdom) 5.75%, 6/28/2054	400,000	382,090
		2,632,823
Total Corporate Bonds (Cost $400,031,879)		403,871,038
Collateralized Mortgage Obligations — 8.7%
ABL Series 2024-RTL1, Class A1, 6.08%, 9/25/2029 (d) (f)	3,715,000	3,724,695
Anchor Mortgage Trust
Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 (d) (f)	5,270,000	5,298,211
Series 2025-RTL1, Class A2, 6.36%, 5/25/2040 (d) (f)	1,430,000	1,438,158
Brean Asset-Backed Securities Trust
Series 2025-RM10, Class A1, 5.00%, 1/25/2065 ‡ (d)	1,598,810	1,585,372
Series 2025-RM11, Class A1, 4.75%, 5/25/2065 ‡ (c) (d)	3,651,356	3,586,292
Series 2025-RM12, Class A1, 4.50%, 7/25/2065 ‡ (d)	4,620,000	4,487,839
Series 2023-RM7, Class A1, 4.50%, 3/25/2078 ‡ (c) (d)	7,089,576	6,978,664
BVRT LLC Series 2025-1, Class C, 4.34%, 5/10/2033 ‡ (c) (d)	2,600,685	2,467,946
CAFL Issuer LP Series 2025-RRTL1, Class A1, 5.68%, 5/28/2040 (d) (f)	4,600,000	4,638,767
Center Street Lending Resi-Investor ABS Mortgage Trust Series 2024-RTL1, Class A1, 6.89%, 10/25/2029 ‡ (d) (f)	1,720,000	1,736,120
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

CFMT LLC
Series 2024-HB14, Class M2, 3.00%, 6/25/2034 ‡ (c) (d)	1,000,000	956,037
Series 2024-HB15, Class M1, 4.00%, 8/25/2034 ‡ (c) (d)	2,470,000	2,429,410
Series 2024-HB15, Class M2, 4.00%, 8/25/2034 ‡ (c) (d)	300,000	292,875
CRIBS Mortgage Trust Series 2025-RTL1, Class A1, 5.81%, 5/25/2040 (d) (f)	2,000,000	2,021,746
EQV Abs Issuer I LLC, 5.85%, 12/15/2040 ‡	2,950,306	2,950,306
FARM Mortgage Trust Series 2021-1, Class A, 2.18%, 1/25/2051 (c) (d)	1,127,180	917,849
FHLMC Seasoned Credit Risk Transfer Trust
Series 2017-2, Class HT, 3.00%, 8/25/2056 (f)	643,546	556,236
Series 2018-1, Class M60C, 3.50%, 5/25/2057	245,270	227,615
Series 2017-4, Class HT, 3.25%, 6/25/2057 (f)	2,798,584	2,537,607
Series 2017-4, Class M60C, 3.50%, 6/25/2057	1,088,632	1,008,704
Series 2017-4, Class MT, 3.50%, 6/25/2057	3,834	3,498
Series 2018-2, Class MZ, 3.50%, 11/25/2057	5,153,495	3,939,151
Series 2019-1, Class MA, 3.50%, 7/25/2058	738,826	717,353
Series 2019-1, Class MT, 3.50%, 7/25/2058	468,587	417,114
Series 2019-2, Class HT, 3.00%, 8/25/2058	535,472	463,810
Series 2019-3, Class MT, 3.50%, 10/25/2058	682,806	612,181
Series 2019-3, Class M55D, 4.00%, 10/25/2058	5,223,639	4,915,876
Series 2019-4, Class HT, 3.00%, 2/25/2059	607,289	520,041
Series 2019-4, Class MA, 3.00%, 2/25/2059	5,682,280	5,288,713
Series 2019-4, Class MV, 3.00%, 2/25/2059	2,427,042	2,107,124
Series 2020-3, Class MTU, 2.50%, 5/25/2060	5,328,535	4,397,656
Series 2021-1, Class MTU, 2.50%, 9/25/2060	628,081	514,878
Series 2021-2, Class MTU, 2.50%, 11/25/2060	679,330	551,096
Series 2022-1, Class MTU, 3.25%, 11/25/2061	3,098,133	2,673,862
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	17

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2022-2, Class MA, 3.00%, 4/25/2062	2,690,002	2,426,933
Series 2022-2, Class M5TU, 4.00%, 4/25/2062	1,291,997	1,209,199
FHLMC, REMIC
Series 4016, Class KZ, 4.00%, 3/15/2042	252,901	246,809
Series 5073, Class GA, 1.50%, 8/25/2044	974,113	825,331
Series 5027, Class JA, 2.00%, 10/25/2044	134,607	124,672
Series 4487, Class TL, 3.00%, 5/15/2045	1,000,000	911,249
Series 4585, Class DA, 3.00%, 6/15/2045	219,188	209,781
Series 4480, Class NB, 3.50%, 6/15/2045	500,000	431,544
Series 4710, Class JE, 2.75%, 6/15/2047	543,200	490,873
Series 5202, Class BH, 2.00%, 12/25/2047	662,688	614,540
Series 5149, Class HB, 1.25%, 8/25/2048	564,215	457,231
Series 4994, Class LI, IO, 4.00%, 12/25/2048	146,202	28,319
Series 4913, Class UA, 3.00%, 3/15/2049	810,227	725,778
Series 4863, Class H, 7.00%, 3/15/2049	455,594	490,312
Series 4896, Class CG, 3.50%, 4/15/2049	295,597	279,310
Series 5141, Class PA, 1.00%, 4/25/2050	293,680	245,541
Series 5000, Class EA, 1.00%, 7/25/2050	737,748	560,286
Series 5023, Class TE, 1.00%, 10/25/2050	2,773,894	2,022,815
Series 5088, Class MP, 1.00%, 12/25/2050	466,152	364,443
Series 5063, Class LC, 0.75%, 1/25/2051	483,041	373,395
Series 5132, Class EB, 1.25%, 8/25/2051	924,044	697,452
Series 5224, Class HL, 4.00%, 4/25/2052	1,700,000	1,542,193
Series 5438, PO, 9/25/2053	3,865,910	3,115,831
Series 4862, Class NO, PO, 8/15/2057	1,804,004	1,128,287
FHLMC, STRIPS
Series 276, Class 20, 2.00%, 9/15/2042	222,856	195,276
Series 326, Class 350, 3.50%, 3/15/2044	461,736	429,511
FNMA Trust, Whole Loan Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	734,305	767,304
FNMA, REMIC
Series 2012-4, Class NB, 4.00%, 2/25/2042	240,921	233,374
Series 2012-28, Class PT, 4.00%, 3/25/2042	737,263	721,156
Series 2013-9, Class CB, 5.50%, 4/25/2042	660,030	681,494
Series 2012-124, Class PA, 2.50%, 7/25/2042	93,316	87,254
Series 2012-130, Class DC, 3.00%, 12/25/2042	288,103	261,862
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2015-92, Class GZ, 3.00%, 4/25/2043	1,228,846	1,066,195
Series 2017-87, Class EA, 3.00%, 4/25/2044	240,453	218,519
Series 2018-75, Class LA, 3.00%, 2/25/2048	1,406,476	1,330,903
Series 2019-60, Class DA, 2.50%, 3/25/2049	172,883	155,323
Series 2019-12, Class BA, 3.00%, 4/25/2049	263,137	233,884
Series 2021-91, Class GB, 1.75%, 7/25/2049	6,409,242	5,413,732
Series 2020-50, Class A, 2.00%, 7/25/2050	407,421	342,578
Series 2020-54, Class UB, 5.00%, 7/25/2050	125,088	125,306
Series 2020-70, Class AD, 1.50%, 10/25/2050	297,056	232,013
Series 2021-95, Class GA, 1.88%, 3/25/2051	4,345,716	3,667,237
Series 2021-27, Class EC, 1.50%, 5/25/2051	138,817	112,313
Series 2022-12, Class GE, 2.50%, 3/25/2052	6,083,407	5,619,202
Series 2023-40, PO, 9/25/2053	3,863,259	3,201,246
Series 2025-18, Class MA, 0.50%, 9/25/2054	8,526,312	7,046,024
Series 2025-31, Class MA, 0.50%, 9/25/2054	4,739,668	3,975,089
Series 2025-29, Class LA, 2.00%, 5/25/2055	3,717,476	3,274,962
Series 2025-52, Class BT, 2.00%, 7/25/2055	11,076,271	9,540,530
Series 2020-10, Class DA, 3.50%, 3/25/2060	4,406,643	3,973,854
GNMA
Series 2012-13, Class FQ, 4.77%, 1/20/2038 (c)	301,939	301,646
Series 2019-83, Class YA, 4.76%, 6/20/2040 (c)	164,545	167,179
Series 2013-91, Class WA, 4.41%, 4/20/2043 (c)	222,685	214,674
Series 2021-50, Class LD, 1.50%, 1/20/2048	882,689	767,313
Series 2020-15, Class CB, 2.50%, 2/20/2050	1,281,477	1,119,900
Series 2021-66, Class QA, 1.00%, 3/20/2050	450,669	346,149
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2020-65, Class KC, 1.00%, 5/20/2050	430,759	336,749
Series 2025-6, Class A, 3.50%, 11/20/2050	4,698,350	4,437,697
Series 2020-191, Class CT, 1.25%, 12/20/2050	3,215,332	2,496,031
Series 2021-16, Class JB, 1.50%, 1/20/2051	655,823	549,083
Series 2021-44, Class QM, 1.75%, 3/20/2051	4,465,029	3,577,165
Series 2024-197, Class BN, 3.00%, 5/20/2051	9,123,007	8,500,577
Series 2021-97, Class FA, 3.00%, 6/20/2051 (c)	326,463	281,665
Series 2022-9, Class P, 2.00%, 9/20/2051	806,096	716,261
Series 2021-188, Class PA, 2.00%, 10/20/2051	5,499,122	4,539,052
Series 2023-19, Class WB, 5.65%, 11/20/2051 (c)	594,235	615,857
Series 2022-34, Class PN, 3.00%, 2/20/2052	872,458	815,077
Series 2022-179, Class WE, IF, 4.64%, 10/20/2052 (c)	2,366,047	2,337,706
Series 2022-190, Class LS, IF, 3.14%, 11/20/2052 (c)	5,628,118	5,328,740
Series 2023-53, Class SL, IF, 3.81%, 4/20/2053 (c)	3,100,775	2,869,329
Series 2023-70, Class WS, IF, 3.55%, 5/20/2053 (c)	5,269,924	4,993,953
Series 2023-115, Class TS, IF, 5.93%, 6/20/2053 (c)	2,471,162	2,542,870
Series 2023-101, Class S, IF, 3.21%, 7/20/2053 (c)	1,734,364	1,580,515
Series 2023-146, Class GO, PO, 10/20/2053	4,322,243	3,389,960
Series 2024-164, Class LO, PO, 6/20/2054	3,260,134	2,615,230
Series 2024-164, Class AO, PO, 10/20/2054	2,665,404	2,152,033
Series 2025-105, Class SM, IF, 3.69%, 6/20/2055 (c)	4,485,272	4,276,489
Series 2022-215, Class TN, 4.00%, 12/20/2062	4,478,836	4,219,928
Series 2017-H08, Class EI, IO, 2.41%, 2/20/2067 (c)	12,410,897	456,777
GS Mortgage-Backed Securities Trust
Series 2024-RPL4, Class A1, 3.90%, 9/25/2061 (d) (f)	792,083	768,661
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2025-RPL3, Class A1, 4.10%, 7/25/2065 (d) (f)	2,376,460	2,314,875
Homeward Opportunities Fund Trust Series 2025-RRTL2, Class A1, 5.39%, 9/25/2040 ‡ (b) (d) (f)	1,430,000	1,432,043
LHOME Mortgage Trust
Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (d) (f)	1,100,000	1,101,895
Series 2025-RTL1, Class A1, 5.65%, 1/25/2040 (d) (f)	1,900,000	1,913,663
Series 2025-RTL2, Class A1, 5.61%, 4/25/2040 (c) (d)	3,500,000	3,528,186
Series 2025-RTL3, Class A1, 5.24%, 8/25/2040 (d) (f)	2,550,000	2,551,890
MFA Trust
Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (d) (f)	2,500,000	2,519,171
Series 2024-RPL1, Class A1, 4.25%, 2/25/2066 (c) (d)	1,641,021	1,578,631
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (d) (f)	4,480,000	4,511,312
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (d) (f)	1,700,000	1,706,300
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (d) (f)	550,000	549,620
PRET Trust Series 2024-RPL2, Class A1, 4.07%, 6/25/2064 (c) (d)	1,573,595	1,511,394
PRPM LLC
Series 2023-RCF2, Class A1, 4.00%, 11/25/2053 (d) (f)	143,023	141,198
Series 2024-RCF1, Class A1, 4.00%, 1/25/2054 (d) (f)	145,706	143,429
Series 2024-RPL1, Class A1, 4.20%, 12/25/2064 (d) (f)	337,829	333,244
Rain City Mortgage Trust Series 2024-RTL1, Class A1, 6.53%, 11/25/2029 (c) (d)	772,000	779,875
Seasoned Credit Risk Transfer Trust Series 2025-1, Class MTU, 3.25%, 11/25/2064	3,209,555	2,788,183
Seasoned Loans Structured Transaction Trust Series 2025-1, Class A1, 3.00%, 5/25/2035	6,441,299	6,003,413
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (c) (d)	4,933,443	4,408,821
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	19

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Vendee Mortgage Trust
Series 2010-1, Class DZ, 4.25%, 4/15/2040	1,577,996	1,539,344
Series 2011-1, Class DZ, 3.75%, 9/15/2046	1,270,927	1,206,607
Total Collateralized Mortgage Obligations (Cost $255,494,740)		259,268,427
Commercial Mortgage-Backed Securities — 6.5%
BAHA Trust Series 2024-MAR, Class A, 6.17%, 12/10/2041 (c) (d)	2,800,000	2,901,195
BAMLL Re-REMIC Trust
Series 2024-FRR4, Class B, 1.95%, 11/27/2048 (c) (d)	10,000,000	9,774,470
Series 2024-FRR3, Class B, 1.46%, 1/27/2050 (c) (d)	851,000	800,354
Series 2025-FRR5, Class BK86, PO, 11/27/2051 (d)	5,000,000	4,184,670
Series 2025-FRR5, Class B736, 2.15%, 9/27/2052 (c) (d)	6,000,000	5,781,505
Banc of America Re-REMIC Trust Series 2024-FRR1, Class B, 0.00%, 4/27/2049 ‡ (d)	1,000,000	720,804
BBCMS Mortgage Trust Series 2016-ETC, Class D, 3.73%, 8/14/2036 (c) (d)	210,000	195,091
BMD2 Re-REMIC Trust
Series 2019-FRR1, Class 3AB, PO, 5/25/2052 ‡ (d)	7,750,000	6,633,610
Series 2019-FRR1, Class 5B13, 2.17%, 5/25/2052 ‡ (c) (d)	6,000,000	5,285,712
Series 2019-FRR1, Class 5A1, 3.43%, 5/25/2052 ‡ (c) (d)	4,000,000	3,751,590
BXP Trust Series 2017-GM, Class E, 3.54%, 6/13/2039 (c) (d)	4,080,000	3,862,125
CSMC OA LLC
Series 2014-USA, Class A1, 3.30%, 9/15/2037 (d)	6,408,073	5,971,587
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (d)	2,000,000	1,835,020
Series 2014-USA, Class B, 4.18%, 9/15/2037 (d)	5,350,000	4,601,053
Series 2014-USA, Class C, 4.34%, 9/15/2037 (d)	750,000	592,508
FHLMC
Series 2024-MN9, Class M1, 6.80%, 10/25/2044 (c) (d)	912,994	919,677
Series 2025-MN10, Class M1, 6.39%, 2/25/2045 (c) (d)	1,590,255	1,576,958
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

FHLMC, Multi-Family Structured Pass-Through Certificates
Series KL06, Class XFX, IO, 1.46%, 12/25/2029 (c)	4,938,025	238,241
Series KJ40, Class A2, 3.69%, 11/25/2030 (c)	335,000	329,474
Series K135, Class AM, 1.91%, 10/25/2031 (c)	1,050,000	918,105
Series KJ44, Class A2, 4.61%, 2/25/2033	500,000	507,159
FNMA ACES
Series 2022-M2S, Class A1, 3.88%, 5/25/2032 (c)	3,617	3,603
Series 2020-M53, Class A2, 1.75%, 11/25/2032 (c)	27,000	22,799
Series 2023-M8, Class A1, 4.63%, 11/25/2032 (c)	284,281	288,292
Series 2024-M2, Class A1, 4.77%, 4/25/2033 (c)	769,634	785,216
Series 2021-M8, Class A2, 2.10%, 11/25/2035	5,780,669	5,175,153
FREMF Mortgage Trust
Series 2017-K66, Class B, 4.17%, 7/25/2027 (c) (d)	1,160,000	1,144,901
Series 2017-KGX1, Class BFX, 3.71%, 10/25/2027 (c) (d)	570,000	538,394
Series 2019-KBF3, Class B, 6.96%, 1/25/2029 (c) (d)	171,583	170,453
Series 2019-KS11, Class B, 4.98%, 6/25/2029 (c) (d)	2,952,000	2,843,536
Series 2019-KS12, Class B, 7.26%, 8/25/2029 (c)	2,969,466	2,969,918
Series 2020-KHG2, Class C, 3.17%, 2/25/2030 (c) (d)	2,000,000	1,704,753
Series 2021-KLU3, Class BFX, 4.40%, 1/25/2031 (c) (d)	972,462	902,110
Series 2018-K154, Class B, 4.16%, 11/25/2032 (c) (d)	610,000	535,161
Series 2018-K155, Class B, 4.31%, 4/25/2033 (c) (d)	580,000	509,978
Series 2016-K53, Class C, 4.19%, 3/25/2049 (c) (d)	4,000,000	3,972,123
Series 2016-K55, Class C, 4.31%, 4/25/2049 (c) (d)	1,000,000	991,640
Series 2016-K58, Class C, 3.87%, 9/25/2049 (c) (d)	1,250,000	1,231,713
Series 2017-K68, Class B, 3.97%, 10/25/2049 (c) (d)	3,000,000	2,954,028
Series 2017-K64, Class B, 4.14%, 5/25/2050 (c) (d)	4,455,000	4,406,885
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2018-K80, Class B, 4.38%, 8/25/2050 (c) (d)	2,076,000	2,036,659
Series 2017-K71, Class B, 3.88%, 11/25/2050 (c) (d)	100,000	97,997
Series 2017-K71, Class C, 3.88%, 11/25/2050 (c) (d)	3,606,000	3,527,096
Series 2019-K89, Class B, 4.44%, 1/25/2051 (c) (d)	7,000,000	6,934,953
Series 2019-K87, Class B, 4.47%, 1/25/2051 (c) (d)	4,800,000	4,771,717
Series 2019-K91, Class C, 4.40%, 4/25/2051 (c) (d)	1,795,000	1,740,825
Series 2018-K77, Class B, 4.30%, 5/25/2051 (c) (d)	1,170,000	1,159,257
Series 2018-K77, Class C, 4.30%, 5/25/2051 (c) (d)	1,000,000	985,048
Series 2018-K79, Class C, 4.35%, 7/25/2051 (c) (d)	145,000	141,881
Series 2019-K103, Class B, 3.57%, 12/25/2051 (c) (d)	1,819,000	1,713,287
Series 2019-K102, Class B, 3.65%, 12/25/2051 (c) (d)	375,000	355,297
Series 2019-K102, Class C, 3.65%, 12/25/2051 (c) (d)	2,075,000	1,946,062
Series 2019-K90, Class C, 4.47%, 2/25/2052 (c) (d)	500,000	490,314
Series 2019-K88, Class B, 4.53%, 2/25/2052 (c) (d)	2,000,000	1,987,258
Series 2019-K88, Class C, 4.53%, 2/25/2052 (c) (d)	1,000,000	979,397
Series 2019-K93, Class B, 4.26%, 5/25/2052 (c) (d)	2,000,000	1,951,774
Series 2019-K94, Class C, 4.10%, 7/25/2052 (c) (d)	1,250,000	1,182,116
Series 2019-K98, Class B, 3.86%, 10/25/2052 (c) (d)	1,040,000	993,475
Series 2019-K98, Class C, 3.86%, 10/25/2052 (c) (d)	2,000,000	1,887,184
Series 2019-K100, Class C, 3.61%, 11/25/2052 (c) (d)	4,707,000	4,462,021
Series 2020-K737, Class B, 3.44%, 1/25/2053 (c) (d)	1,452,000	1,427,321
Series 2020-K737, Class C, 3.44%, 1/25/2053 (c) (d)	4,870,000	4,770,807
Series 2020-K105, Class C, 3.53%, 3/25/2053 (c) (d)	1,651,000	1,542,796
Series 2019-K96, Class C, 3.94%, 8/25/2056 (c) (d)	4,754,000	4,561,431
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

GAM Re-REMIC Trust
Series 2022-FRR3, Class BK61, PO, 11/27/2049 ‡ (d)	4,000,000	3,683,102
Series 2022-FRR3, Class BK71, 1.96%, 11/27/2050 (c) (d)	8,815,000	8,086,726
Series 2021-FRR1, Class 1C, PO, 11/29/2050 ‡ (d)	2,753,000	2,475,567
Series 2021-FRR1, Class 2A, PO, 11/29/2050 ‡ (d)	580,000	512,479
Series 2021-FRR1, Class 2B, PO, 11/29/2050 ‡ (d)	4,000,000	3,486,646
Series 2022-FRR3, Class BK89, PO, 1/27/2052 ‡ (d)	2,028,000	1,647,688
GNMA
Series 2012-132, Class Z, 2.71%, 6/16/2054 (c)	539,845	393,156
Series 2013-61, Class Z, 2.79%, 10/16/2054 (c)	752,397	564,243
Series 2013-1, Class Z, 2.39%, 1/16/2055 (c)	785,662	499,397
Series 2017-76, Class B, 2.60%, 12/16/2056	628,693	460,931
Series 2017-191, Class B, 2.50%, 7/16/2059 (c)	688,303	402,488
MRCD MARK Mortgage Trust Series 2019-PARK, Class A, 2.72%, 12/15/2036 (d)	200,000	177,000
Multi-Family Connecticut Avenue Securities Trust
Series 2024-01, Class M7, 7.10%, 7/25/2054 (c) (d)	78,599	79,647
Series 2025-01, Class M1, 6.75%, 5/25/2055 (c) (d)	2,999,353	3,014,833
One Bryant Park Trust Series 2019-OBP, Class A, 2.52%, 9/15/2054 (d)	1,000,000	920,088
PRM5 Trust
Series 2025-PRM5, Class B, 4.92%, 3/10/2033 (c) (d)	2,250,000	2,243,831
Series 2025-PRM5, Class C, 5.17%, 3/10/2033 (c) (d)	1,000,000	997,406
Series 2025-PRM5, Class D, 5.81%, 3/10/2033 (c) (d)	1,750,000	1,745,111
RFM Re-REMIC Trust
Series 2022-FRR1, Class AK55, PO, 3/28/2049 ‡ (d)	2,000,000	1,924,783
Series 2022-FRR1, Class AB60, 2.34%, 11/8/2049 (c) (d)	6,930,000	6,618,216
Series 2024-FRR2, Class A100, PO, 11/27/2052 ‡ (d)	2,000,000	1,622,720
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	21

JPMorgan Active Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
ROCK Trust
Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (d)	700,000	720,550
Series 2024-CNTR, Class B, 5.93%, 11/13/2041 (d)	2,000,000	2,068,448
Series 2024-CNTR, Class C, 6.47%, 11/13/2041 (d)	5,150,000	5,339,213
WHARF Commercial Mortgage Trust Series 2025-DC, Class C, 6.23%, 7/15/2040 (c) (d)	2,000,000	2,045,780
Total Commercial Mortgage-Backed Securities (Cost $193,005,768)		195,907,586
Foreign Government Securities — 0.4%
Eagle Funding Luxco SARL 5.50%, 8/17/2030 (d)	4,681,000	4,749,155
United Mexican States
6.00%, 5/13/2030	474,000	495,567
5.85%, 7/2/2032	1,657,000	1,691,797
6.88%, 5/13/2037	703,000	739,556
6.63%, 1/29/2038	2,140,000	2,193,500
6.34%, 5/4/2053	730,000	673,790
3.77%, 5/24/2061	1,000,000	599,060
Total Foreign Government Securities (Cost $11,059,950)		11,142,425
	SHARES
Short-Term Investments — 2.2%
Investment Companies — 2.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.23% (h) (i) (Cost $67,573,101)	67,573,101	67,573,101
Total Investments — 101.5% (Cost $3,003,705,250)		3,036,850,209
Liabilities in Excess of Other Assets — (1.5)%		(43,986,954)
NET ASSETS — 100.0%		2,992,863,255

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2025.
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	The rate shown is the effective yield as of August 31, 2025.
(b)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2025.

(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Defaulted security.
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Exchange-Traded Funds	August 31, 2025

(f)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2025.

(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2025.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of August 31, 2025.
Futures contracts outstanding as of August 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	469	12/19/2025	USD	52,769,828	258,806
U.S. Treasury 10 Year Ultra Note	420	12/19/2025	USD	48,057,188	311,468
U.S. Treasury Long Bond	328	12/19/2025	USD	37,474,000	9,696
U.S. Treasury Ultra Bond	189	12/19/2025	USD	22,000,781	(132,413)
U.S. Treasury 2 Year Note	585	12/31/2025	USD	122,022,774	183,320
					630,877
Short Contracts
U.S. Treasury 5 Year Note	(294)	12/31/2025	USD	(32,193,000)	(131,354)
					499,523

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	23

JPMorgan Active High Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 95.3%
Aerospace & Defense — 1.9%
ATI, Inc. 5.13%, 10/1/2031	5,470,000	5,338,823
Axon Enterprise, Inc. 6.25%, 3/15/2033 (a)	2,670,000	2,760,006
Bombardier, Inc. (Canada)
6.00%, 2/15/2028 (a)	6,270,000	6,277,267
7.45%, 5/1/2034 (a)	2,270,000	2,474,157
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	1,270,000	1,240,672
4.13%, 4/15/2029 (a)	5,270,000	5,071,828
Goat Holdco LLC 6.75%, 2/1/2032 (a)	1,270,000	1,292,034
Spirit AeroSystems, Inc. 3.85%, 6/15/2026	8,270,000	8,182,323
TransDigm, Inc.
6.38%, 3/1/2029 (a)	5,270,000	5,395,600
6.25%, 1/31/2034 (a)	728,000	746,965
		38,779,675
Automobile Components — 3.4%
Adient Global Holdings Ltd.
8.25%, 4/15/2031 (a)	9,570,000	10,077,660
7.50%, 2/15/2033 (a)	5,170,000	5,383,733
Allison Transmission, Inc. 5.88%, 6/1/2029 (a)	7,670,000	7,729,772
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	4,670,000	4,691,809
5.00%, 10/1/2029	4,270,000	4,030,635
Clarios Global LP 6.75%, 5/15/2028 (a)	8,970,000	9,170,210
Cooper-Standard Automotive, Inc.
13.50% (Cash), 3/31/2027 (a) (b)	1,270,000	1,330,185
5.63% (Cash), 5/15/2027 (a) (b)	1,270,000	1,168,400
Dana, Inc. 4.50%, 2/15/2032	4,270,000	4,188,750
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	4,270,000	3,705,832
Goodyear Tire & Rubber Co. (The)
6.63%, 7/15/2030	5,270,000	5,361,377
5.63%, 4/30/2033	1,770,000	1,663,454
Icahn Enterprises LP 5.25%, 5/15/2027	2,370,000	2,311,970
IHO Verwaltungs GmbH (Germany)
6.37% (Cash), 5/15/2029 (a) (b)	3,370,000	3,387,918
8.00% (Cash), 11/15/2032 (a) (b)	3,170,000	3,309,727
ZF North America Capital, Inc. (Germany)
6.88%, 4/14/2028 (a)	470,000	476,065
6.75%, 4/23/2030 (a)	2,070,000	2,018,457
		70,005,954
Beverages — 0.3%
Primo Water Holdings, Inc. 6.25%, 4/1/2029 (a)	6,270,000	6,303,011
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Broadline Retail — 0.3%
Shutterfly Finance LLC 8.50%, 10/1/2027 (a)	1,000,000	937,500
Wayfair LLC 7.75%, 9/15/2030 (a)	5,870,000	6,064,614
		7,002,114
Building Products — 3.2%
Advanced Drainage Systems, Inc. 6.38%, 6/15/2030 (a)	6,370,000	6,496,769
Builders FirstSource, Inc. 6.38%, 6/15/2032 (a)	5,770,000	5,950,116
EMRLD Borrower LP 6.63%, 12/15/2030 (a)	14,870,000	15,271,877
Griffon Corp. 5.75%, 3/1/2028	3,370,000	3,365,137
JELD-WEN, Inc.
4.88%, 12/15/2027 (a) (c)	3,270,000	3,217,211
7.00%, 9/1/2032 (a)	1,270,000	1,097,246
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	6,170,000	6,391,522
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	3,615,000	3,726,570
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (a)	8,670,000	8,941,813
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (a)	6,970,000	7,435,331
Standard Building Solutions, Inc. 6.25%, 8/1/2033 (a)	2,784,000	2,841,380
Standard Industries, Inc. 4.38%, 7/15/2030 (a)	570,000	546,220
		65,281,192
Chemicals — 3.2%
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	870,000	866,041
Chemours Co. (The)
5.75%, 11/15/2028 (a)	6,270,000	6,037,464
8.00%, 1/15/2033 (a)	2,270,000	2,220,553
INEOS Finance plc (Luxembourg)
6.75%, 5/15/2028 (a)	670,000	658,298
7.50%, 4/15/2029 (a)	11,670,000	11,696,981
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (a)	6,170,000	6,184,328
NOVA Chemicals Corp. (Canada) 9.00%, 2/15/2030 (a)	8,270,000	8,883,014
Olin Corp. 5.00%, 2/1/2030	2,370,000	2,300,410
Qnity Electronics, Inc.
5.75%, 8/15/2032 (a)	715,000	726,854
6.25%, 8/15/2033 (a)	2,318,000	2,396,170
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/2029	1,870,000	1,806,228
4.00%, 4/1/2031	4,770,000	4,388,673
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — continued
4.38%, 2/1/2032	4,270,000	3,941,202
WR Grace Holdings LLC
5.63%, 8/15/2029 (a)	570,000	533,309
7.38%, 3/1/2031 (a)	12,270,000	12,489,130
6.63%, 8/15/2032 (a)	1,593,000	1,588,540
		66,717,195
Commercial Services & Supplies — 4.4%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	6,270,000	5,624,257
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	5,870,000	5,674,279
4.88%, 7/15/2032 (a)	470,000	452,261
Allied Universal Holdco LLC
4.63%, 6/1/2028 (a)	3,070,000	2,996,181
7.88%, 2/15/2031 (a)	5,070,000	5,327,936
APi Group DE, Inc. 4.13%, 7/15/2029 (a)	1,170,000	1,123,079
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	4,592,000	4,558,263
Brink's Co. (The)
6.50%, 6/15/2029 (a)	1,270,000	1,306,059
6.75%, 6/15/2032 (a)	5,270,000	5,459,825
Clarivate Science Holdings Corp. 4.88%, 7/1/2029 (a)	1,970,000	1,861,337
CoreCivic, Inc. 8.25%, 4/15/2029	9,870,000	10,446,092
Enviri Corp. 5.75%, 7/31/2027 (a)	2,270,000	2,244,481
Garda World Security Corp. (Canada)
7.75%, 2/15/2028 (a)	3,070,000	3,158,263
6.00%, 6/1/2029 (a)	2,870,000	2,846,472
GEO Group, Inc. (The)
8.63%, 4/15/2029	4,270,000	4,515,700
10.25%, 4/15/2031	1,270,000	1,400,014
GFL Environmental, Inc. 3.50%, 9/1/2028 (a)	14,070,000	13,627,978
Interface, Inc. 5.50%, 12/1/2028 (a)	970,000	965,645
Madison IAQ LLC
4.13%, 6/30/2028 (a)	8,170,000	7,942,643
5.88%, 6/30/2029 (a)	2,270,000	2,247,400
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	4,458,000	4,476,692
6.25%, 1/15/2028 (a)	570,000	569,826
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (a)	2,000,000	2,037,430
Williams Scotsman, Inc. 7.38%, 10/1/2031 (a)	1,170,000	1,223,798
		92,085,911
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Communications Equipment — 0.6%
CommScope LLC
8.25%, 3/1/2027 (a)	5,270,000	5,333,219
4.75%, 9/1/2029 (a)	4,270,000	4,218,760
9.50%, 12/15/2031 (a)	1,945,000	2,011,503
		11,563,482
Construction & Engineering — 0.5%
AECOM 6.00%, 8/1/2033 (a)	2,106,000	2,149,499
Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029 (a)	1,270,000	1,273,606
7.50%, 4/15/2032 (a)	3,090,000	3,216,582
Pike Corp.
5.50%, 9/1/2028 (a)	1,570,000	1,570,455
8.63%, 1/31/2031 (a)	1,870,000	2,001,119
		10,211,261
Construction Materials — 0.3%
Knife River Corp. 7.75%, 5/1/2031 (a)	5,370,000	5,632,099
Consumer Finance — 2.0%
Ford Motor Credit Co. LLC
4.39%, 1/8/2026	3,240,000	3,234,615
6.95%, 3/6/2026	670,000	675,458
2.70%, 8/10/2026	2,370,000	2,322,528
4.13%, 8/17/2027	17,300,000	16,969,044
7.20%, 6/10/2030	5,270,000	5,598,908
OneMain Finance Corp.
7.13%, 3/15/2026	10,170,000	10,282,053
6.75%, 3/15/2032	2,070,000	2,119,115
		41,201,721
Consumer Staples Distribution & Retail — 1.6%
Albertsons Cos., Inc. 4.63%, 1/15/2027 (a)	18,070,000	17,959,994
Performance Food Group, Inc.
5.50%, 10/15/2027 (a)	5,155,000	5,147,993
6.13%, 9/15/2032 (a)	985,000	1,008,163
US Foods, Inc. 6.88%, 9/15/2028 (a)	8,170,000	8,417,608
		32,533,758
Containers & Packaging — 1.5%
Ball Corp.
6.00%, 6/15/2029	1,170,000	1,200,206
2.88%, 8/15/2030	570,000	515,620
Clydesdale Acquisition Holdings, Inc. 6.75%, 4/15/2032 (a)	5,270,000	5,414,741
Crown Americas LLC 5.88%, 6/1/2033 (a)	570,000	576,558
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	25

JPMorgan Active High Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Containers & Packaging — continued
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	1,270,000	1,270,395
Graphic Packaging International LLC 6.38%, 7/15/2032 (a)	970,000	985,566
LABL, Inc. 8.63%, 10/1/2031 (a)	7,170,000	5,293,325
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2027 (a)	2,000,000	2,023,806
9.25%, 4/15/2027 (a)	5,649,000	5,623,104
Owens-Brockway Glass Container, Inc.
7.25%, 5/15/2031 (a) (c)	4,270,000	4,344,699
7.38%, 6/1/2032 (a)	770,000	776,242
Sealed Air Corp. 6.13%, 2/1/2028 (a)	2,270,000	2,302,695
TriMas Corp. 4.13%, 4/15/2029 (a)	870,000	837,224
		31,164,181
Diversified Consumer Services — 0.1%
Service Corp. International
5.13%, 6/1/2029	870,000	863,457
3.38%, 8/15/2030	1,970,000	1,820,310
		2,683,767
Diversified REITs — 0.3%
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (a)	470,000	451,765
VICI Properties LP 4.25%, 12/1/2026 (a)	4,970,000	4,947,879
		5,399,644
Diversified Telecommunication Services — 6.0%
Altice France SA (France) 8.13%, 2/1/2027 (a) (c)	5,000,000	4,628,926
CCO Holdings LLC
5.13%, 5/1/2027 (a)	30,170,000	30,017,952
5.00%, 2/1/2028 (a)	10,770,000	10,682,284
6.38%, 9/1/2029 (a)	19,970,000	20,274,263
4.50%, 8/15/2030 (a)	2,170,000	2,054,037
4.25%, 2/1/2031 (a)	4,870,000	4,492,159
4.75%, 2/1/2032 (a)	5,570,000	5,166,886
4.50%, 5/1/2032	470,000	429,794
4.50%, 6/1/2033 (a)	19,470,000	17,366,459
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	5,670,000	5,668,381
6.75%, 5/1/2029 (a)	6,970,000	7,037,762
GCI LLC 4.75%, 10/15/2028 (a)	4,750,000	4,625,954
Level 3 Financing, Inc.
4.88%, 6/15/2029 (a)	1,825,000	1,701,813
3.88%, 10/15/2030 (a)	2,270,000	1,929,500
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Diversified Telecommunication Services — continued
6.88%, 6/30/2033 (a)	6,715,000	6,775,267
7.00%, 3/31/2034 (a)	2,426,250	2,442,729
		125,294,166
Electric Utilities — 1.7%
NRG Energy, Inc.
5.75%, 1/15/2028	2,570,000	2,578,142
5.25%, 6/15/2029 (a)	570,000	568,309
5.75%, 7/15/2029 (a)	6,570,000	6,567,450
3.63%, 2/15/2031 (a)	3,970,000	3,661,969
3.88%, 2/15/2032 (a)	2,670,000	2,452,416
7.00%, 3/15/2033 (a)	1,070,000	1,169,254
6.25%, 11/1/2034 (a)	670,000	686,916
PG&E Corp. 5.00%, 7/1/2028	6,570,000	6,495,177
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	8,970,000	8,956,893
7.75%, 10/15/2031 (a)	970,000	1,030,607
6.88%, 4/15/2032 (a)	470,000	493,268
		34,660,401
Electronic Equipment, Instruments & Components — 0.7%
Coherent Corp. 5.00%, 12/15/2029 (a)	7,973,000	7,835,499
Sensata Technologies, Inc. 6.63%, 7/15/2032 (a)	7,320,000	7,560,396
		15,395,895
Energy Equipment & Services — 2.0%
Archrock Partners LP
6.25%, 4/1/2028 (a)	6,870,000	6,893,008
6.63%, 9/1/2032 (a)	1,170,000	1,199,352
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (a)	7,570,000	8,029,370
Kodiak Gas Services LLC 7.25%, 2/15/2029 (a)	6,270,000	6,485,437
Nabors Industries, Inc. 7.38%, 5/15/2027 (a)	2,270,000	2,307,834
Noble Finance II LLC 8.00%, 4/15/2030 (a)	2,270,000	2,350,117
Transocean, Inc.
8.25%, 5/15/2029 (a)	6,870,000	6,645,631
8.75%, 2/15/2030 (a)	3,750,000	3,970,073
Valaris Ltd. 8.38%, 4/30/2030 (a)	2,770,000	2,883,808
		40,764,630
Entertainment — 1.4%
Cinemark USA, Inc.
5.25%, 7/15/2028 (a)	3,270,000	3,249,976
7.00%, 8/1/2032 (a)	2,270,000	2,351,918
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Entertainment — continued
Live Nation Entertainment, Inc. 6.50%, 5/15/2027 (a)	18,170,000	18,360,585
Warnermedia Holdings, Inc. 4.28%, 3/15/2032	3,205,000	2,765,915
WMG Acquisition Corp. 3.00%, 2/15/2031 (a)	1,870,000	1,723,681
		28,452,075
Financial Services — 2.1%
Block, Inc.
2.75%, 6/1/2026	5,270,000	5,180,708
5.63%, 8/15/2030 (a)	898,000	917,937
6.50%, 5/15/2032	1,265,000	1,310,703
6.00%, 8/15/2033 (a)	718,000	737,135
Boost Newco Borrower LLC 7.50%, 1/15/2031 (a)	2,170,000	2,302,235
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/2027 (a)	2,370,000	2,365,578
6.50%, 8/1/2029 (a)	2,670,000	2,733,565
5.13%, 12/15/2030 (a)	2,270,000	2,292,423
5.75%, 11/15/2031 (a)	1,270,000	1,282,079
7.13%, 2/1/2032 (a)	2,670,000	2,775,839
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	2,570,000	2,786,708
Rocket Cos., Inc.
6.13%, 8/1/2030 (a)	3,870,000	3,982,036
6.38%, 8/1/2033 (a)	2,270,000	2,355,636
Rocket Mortgage LLC
3.63%, 3/1/2029 (a)	2,270,000	2,164,127
3.88%, 3/1/2031 (a)	2,270,000	2,121,244
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	7,270,000	7,538,009
		42,845,962
Food Products — 0.7%
Lamb Weston Holdings, Inc. 4.88%, 5/15/2028 (a)	5,470,000	5,436,212
Post Holdings, Inc.
4.50%, 9/15/2031 (a)	1,270,000	1,184,691
6.25%, 2/15/2032 (a)	7,270,000	7,468,224
6.25%, 10/15/2034 (a)	1,270,000	1,277,522
		15,366,649
Gas Utilities — 0.4%
AmeriGas Partners LP
5.75%, 5/20/2027	2,252,000	2,247,265
9.50%, 6/1/2030 (a)	4,270,000	4,472,961
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Gas Utilities — continued
Suburban Propane Partners LP
5.88%, 3/1/2027	1,570,000	1,561,993
5.00%, 6/1/2031 (a)	970,000	917,771
		9,199,990
Ground Transportation — 2.9%
Avis Budget Car Rental LLC
4.75%, 4/1/2028 (a)	2,270,000	2,199,107
5.38%, 3/1/2029 (a)	5,270,000	5,113,051
8.25%, 1/15/2030 (a)	5,270,000	5,455,113
8.38%, 6/15/2032 (a)	2,270,000	2,369,376
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (a)	9,670,000	10,241,458
8.00%, 3/15/2033 (a)	2,770,000	2,942,879
Genesee & Wyoming, Inc. 6.25%, 4/15/2032 (a)	2,170,000	2,206,458
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	3,270,000	3,031,066
12.63%, 7/15/2029 (a)	10,070,000	10,464,784
5.00%, 12/1/2029 (a)	3,270,000	2,354,816
RXO, Inc. 7.50%, 11/15/2027 (a)	2,170,000	2,212,315
Uber Technologies, Inc. 6.25%, 1/15/2028 (a)	2,270,000	2,272,159
XPO, Inc.
6.25%, 6/1/2028 (a)	3,670,000	3,733,737
7.13%, 6/1/2031 (a)	4,870,000	5,069,310
		59,665,629
Health Care Equipment & Supplies — 1.5%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	8,870,000	8,729,739
Bausch + Lomb Corp. 8.38%, 10/1/2028 (a)	2,000,000	2,083,300
Hologic, Inc. 4.63%, 2/1/2028 (a)	670,000	663,470
Medline Borrower LP
6.25%, 4/1/2029 (a)	13,370,000	13,734,934
5.25%, 10/1/2029 (a)	2,270,000	2,247,931
Sotera Health Holdings LLC 7.38%, 6/1/2031 (a)	1,970,000	2,070,752
Teleflex, Inc. 4.63%, 11/15/2027	1,170,000	1,157,300
		30,687,426
Health Care Providers & Services — 3.6%
Acadia Healthcare Co., Inc. 7.38%, 3/15/2033 (a) (c)	8,270,000	8,612,246
AHP Health Partners, Inc. 5.75%, 7/15/2029 (a)	570,000	565,976
Community Health Systems, Inc.
6.00%, 1/15/2029 (a)	1,665,000	1,605,142
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	27

JPMorgan Active High Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
5.25%, 5/15/2030 (a)	6,270,000	5,619,958
4.75%, 2/15/2031 (a)	5,355,000	4,564,570
10.88%, 1/15/2032 (a)	4,770,000	5,047,762
DaVita, Inc.
3.75%, 2/15/2031 (a)	570,000	520,127
6.88%, 9/1/2032 (a)	4,270,000	4,417,452
Encompass Health Corp. 4.50%, 2/1/2028	5,770,000	5,714,712
Global Medical Response, Inc. 10.00% (Blend (Cash 9.25% + PIK 0.75%)), 10/31/2028 (a) (b)	5,170,000	5,156,644
Molina Healthcare, Inc. 4.38%, 6/15/2028 (a)	2,270,000	2,212,385
Owens & Minor, Inc.
4.50%, 3/31/2029 (a)	3,270,000	2,777,289
6.63%, 4/1/2030 (a)	2,270,000	1,969,071
Radiology Partners, Inc. 8.50%, 7/15/2032 (a)	4,361,000	4,451,970
Tenet Healthcare Corp.
5.13%, 11/1/2027	12,270,000	12,234,358
6.13%, 6/15/2030	8,270,000	8,396,589
		73,866,251
Health Care REITs — 0.2%
MPT Operating Partnership LP 8.50%, 2/15/2032 (a)	3,270,000	3,428,363
Health Care Technology — 0.7%
IQVIA, Inc.
5.00%, 10/15/2026 (a)	2,922,000	2,919,315
5.00%, 5/15/2027 (a)	3,970,000	3,953,984
6.25%, 6/1/2032 (a)	7,970,000	8,215,612
		15,088,911
Hotel & Resort REITs — 0.7%
RHP Hotel Properties LP
4.75%, 10/15/2027	770,000	768,036
7.25%, 7/15/2028 (a)	11,670,000	12,011,266
6.50%, 4/1/2032 (a)	1,895,000	1,947,689
		14,726,991
Hotels, Restaurants & Leisure — 6.6%
1011778 BC ULC (Canada) 4.00%, 10/15/2030 (a)	3,070,000	2,870,507
Boyd Gaming Corp. 4.75%, 6/15/2031 (a)	670,000	644,860
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	670,000	657,768
Caesars Entertainment, Inc.
7.00%, 2/15/2030 (a)	5,270,000	5,449,802
6.50%, 2/15/2032 (a)	5,270,000	5,402,720
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Hotels, Restaurants & Leisure — continued
Carnival Corp.
4.00%, 8/1/2028 (a)	570,000	559,820
6.00%, 5/1/2029 (a)	6,570,000	6,655,193
7.00%, 8/15/2029 (a)	6,570,000	6,918,690
5.88%, 6/15/2031 (a)	2,870,000	2,942,166
5.75%, 8/1/2032 (a)	4,821,000	4,900,546
Churchill Downs, Inc.
5.50%, 4/1/2027 (a)	570,000	568,649
4.75%, 1/15/2028 (a)	470,000	464,925
6.75%, 5/1/2031 (a)	1,070,000	1,099,719
Hilton Domestic Operating Co., Inc. 5.75%, 9/15/2033 (a)	2,970,000	2,994,503
Hilton Grand Vacations Borrower LLC 6.63%, 1/15/2032 (a)	2,270,000	2,316,301
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	12,670,000	12,636,351
MGM Resorts International
4.63%, 9/1/2026	2,170,000	2,155,686
4.75%, 10/15/2028	5,870,000	5,834,321
6.50%, 4/15/2032	1,370,000	1,405,964
Royal Caribbean Cruises Ltd.
5.50%, 4/1/2028 (a)	3,370,000	3,430,158
6.25%, 3/15/2032 (a)	10,070,000	10,393,046
6.00%, 2/1/2033 (a)	21,570,000	22,130,194
Six Flags Entertainment Corp.
5.50%, 4/15/2027 (a)	570,000	568,483
7.25%, 5/15/2031 (a)	6,770,000	6,802,435
6.63%, 5/1/2032 (a)	8,210,000	8,343,421
Station Casinos LLC
4.50%, 2/15/2028 (a)	7,270,000	7,165,534
4.63%, 12/1/2031 (a)	893,000	845,023
Vail Resorts, Inc.
5.63%, 7/15/2030 (a)	1,174,000	1,189,556
6.50%, 5/15/2032 (a)	3,170,000	3,283,455
Viking Cruises Ltd. 5.88%, 9/15/2027 (a)	1,715,000	1,712,721
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	4,870,000	4,860,695
		137,203,212
Household Durables — 1.3%
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (a)	3,270,000	2,491,151
Century Communities, Inc. 6.75%, 6/1/2027	2,270,000	2,274,597
M/I Homes, Inc. 4.95%, 2/1/2028	2,270,000	2,246,198
Newell Brands, Inc.
8.50%, 6/1/2028 (a)	6,270,000	6,619,396
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Household Durables — continued
6.38%, 5/15/2030	6,270,000	6,183,657
Somnigroup International, Inc.
4.00%, 4/15/2029 (a)	2,870,000	2,758,708
3.88%, 10/15/2031 (a)	2,870,000	2,625,606
TopBuild Corp. 3.63%, 3/15/2029 (a)	2,370,000	2,263,392
		27,462,705
Household Products — 0.5%
Central Garden & Pet Co.
5.13%, 2/1/2028	2,070,000	2,060,717
4.13%, 4/30/2031 (a)	2,470,000	2,301,728
Energizer Holdings, Inc. 6.50%, 12/31/2027 (a)	6,770,000	6,829,102
		11,191,547
Independent Power and Renewable Electricity Producers — 0.3%
Calpine Corp.
5.13%, 3/15/2028 (a)	3,270,000	3,267,602
4.63%, 2/1/2029 (a)	2,670,000	2,638,012
		5,905,614
Interactive Media & Services — 0.3%
Snap, Inc. 6.88%, 3/1/2033 (a)	5,170,000	5,223,737
IT Services — 1.1%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	4,099,000	4,108,329
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	8,170,000	7,945,826
ASGN, Inc. 4.63%, 5/15/2028 (a)	870,000	851,469
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	3,270,000	3,128,831
CoreWeave, Inc.
9.25%, 6/1/2030 (a)	3,370,000	3,382,081
9.00%, 2/1/2031 (a)	3,444,000	3,409,548
		22,826,084
Leisure Products — 0.1%
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (a)	1,770,000	1,846,783
Life Sciences Tools & Services — 0.1%
Charles River Laboratories International, Inc.
4.25%, 5/1/2028 (a)	570,000	556,651
3.75%, 3/15/2029 (a)	770,000	729,992
4.00%, 3/15/2031 (a)	1,670,000	1,544,924
		2,831,567
Machinery — 1.7%
Chart Industries, Inc. 9.50%, 1/1/2031 (a)	5,270,000	5,643,970
Hillenbrand, Inc. 6.25%, 2/15/2029	4,270,000	4,361,993
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Machinery — continued
SPX FLOW, Inc. 8.75%, 4/1/2030 (a)	2,670,000	2,766,539
Terex Corp.
5.00%, 5/15/2029 (a)	1,170,000	1,150,844
6.25%, 10/15/2032 (a)	7,470,000	7,561,821
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	6,470,000	6,690,530
Wabash National Corp. 4.50%, 10/15/2028 (a)	8,370,000	7,681,808
		35,857,505
Media — 8.9%
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/2028 (a)	6,570,000	6,389,879
7.50%, 6/1/2029 (a)	6,870,000	6,386,990
7.13%, 2/15/2031 (a)	6,484,000	6,586,306
7.50%, 3/15/2033 (a)	3,240,000	3,297,841
CSC Holdings LLC
5.38%, 2/1/2028 (a)	584,000	535,952
11.25%, 5/15/2028 (a)	2,270,000	2,268,674
11.75%, 1/31/2029 (a)	1,270,000	1,164,893
6.50%, 2/1/2029 (a)	8,270,000	6,517,903
5.75%, 1/15/2030 (a)	2,270,000	1,066,627
4.63%, 12/1/2030 (a)	1,270,000	556,409
3.38%, 2/15/2031 (a)	2,270,000	1,451,889
4.50%, 11/15/2031 (a)	5,176,000	3,357,752
Directv Financing LLC 5.88%, 8/15/2027 (a)	5,270,000	5,243,646
Discovery Communications LLC 5.00%, 9/20/2037	930,000	686,452
DISH DBS Corp.
7.75%, 7/1/2026	9,900,000	9,627,750
5.25%, 12/1/2026 (a)	11,270,000	10,932,325
7.38%, 7/1/2028	1,270,000	1,149,350
5.75%, 12/1/2028 (a)	3,270,000	3,077,116
DISH Network Corp. 11.75%, 11/15/2027 (a)	11,670,000	12,338,324
EchoStar Corp.
10.75%, 11/30/2029	2,970,000	3,196,462
6.75% (PIK), 11/30/2030 (b)	2,770,000	2,683,978
Gray Media, Inc.
10.50%, 7/15/2029 (a)	9,270,000	10,089,941
4.75%, 10/15/2030 (a)	5,230,000	3,925,429
5.38%, 11/15/2031 (a)	2,270,000	1,673,611
7.25%, 8/15/2033 (a)	2,566,000	2,527,932
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	9,270,000	7,942,414
10.88%, 5/1/2030 (a)	4,270,000	2,526,211
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	29

JPMorgan Active High Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
7.75%, 8/15/2030 (a)	2,270,000	1,801,144
Midcontinent Communications 8.00%, 8/15/2032 (a)	2,680,000	2,792,021
Nexstar Media, Inc. 5.63%, 7/15/2027 (a)	13,260,000	13,245,625
Outfront Media Capital LLC 7.38%, 2/15/2031 (a)	3,770,000	3,978,198
Sinclair Television Group, Inc. 8.13%, 2/15/2033 (a)	6,170,000	6,321,165
Sirius XM Radio LLC
5.00%, 8/1/2027 (a)	7,270,000	7,237,187
4.00%, 7/15/2028 (a)	11,270,000	10,876,491
5.50%, 7/1/2029 (a)	4,270,000	4,263,905
Stagwell Global LLC 5.63%, 8/15/2029 (a)	4,185,000	4,036,489
TEGNA, Inc. 5.00%, 9/15/2029	845,000	845,877
Univision Communications, Inc.
8.00%, 8/15/2028 (a)	7,270,000	7,545,729
7.38%, 6/30/2030 (a)	2,300,000	2,312,559
9.38%, 8/1/2032 (a)	1,179,000	1,241,595
		183,700,041
Metals & Mining — 1.7%
Alcoa Nederland Holding BV 4.13%, 3/31/2029 (a)	3,406,000	3,279,928
Alumina Pty. Ltd. 6.13%, 3/15/2030 (a)	800,000	812,903
Big River Steel LLC 6.63%, 1/31/2029 (a)	2,670,000	2,674,312
Carpenter Technology Corp. 7.63%, 3/15/2030	9,470,000	9,750,729
Cleveland-Cliffs, Inc.
6.75%, 4/15/2030 (a)	1,370,000	1,385,269
7.50%, 9/15/2031 (a)	2,970,000	3,010,802
7.00%, 3/15/2032 (a)	6,970,000	6,929,205
Compass Minerals International, Inc. 8.00%, 7/1/2030 (a)	3,070,000	3,211,174
Fortescue Treasury Pty. Ltd. (Australia) 6.13%, 4/15/2032 (a)	2,270,000	2,329,780
Novelis Corp.
6.88%, 1/30/2030 (a)	1,470,000	1,525,291
6.38%, 8/15/2033 (a)	1,049,000	1,059,775
		35,969,168
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Starwood Property Trust, Inc.
3.63%, 7/15/2026 (a)	6,370,000	6,272,557
6.50%, 10/15/2030 (a)	470,000	485,174
		6,757,731
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — 12.6%
Antero Midstream Partners LP
5.75%, 3/1/2027 (a)	624,000	623,848
5.75%, 1/15/2028 (a)	1,645,000	1,649,534
5.38%, 6/15/2029 (a)	5,980,000	5,944,330
Antero Resources Corp.
7.63%, 2/1/2029 (a)	4,270,000	4,355,272
5.38%, 3/1/2030 (a)	2,270,000	2,286,578
Ascent Resources Utica Holdings LLC 6.63%, 7/15/2033 (a)	9,670,000	9,816,075
Baytex Energy Corp. (Canada) 7.38%, 3/15/2032 (a)	7,570,000	7,396,641
Blue Racer Midstream LLC 7.00%, 7/15/2029 (a)	3,140,000	3,266,746
Buckeye Partners LP
3.95%, 12/1/2026	2,170,000	2,143,851
6.75%, 2/1/2030 (a)	5,770,000	5,992,976
Civitas Resources, Inc.
8.75%, 7/1/2031 (a)	970,000	997,860
9.63%, 6/15/2033 (a)	10,070,000	10,658,508
CNX Resources Corp. 7.38%, 1/15/2031 (a)	7,570,000	7,850,976
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	5,470,000	5,384,165
Crescent Energy Finance LLC
7.63%, 4/1/2032 (a)	4,223,000	4,205,828
7.38%, 1/15/2033 (a)	996,000	973,160
8.38%, 1/15/2034 (a)	2,453,000	2,489,268
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	4,570,000	4,441,482
EQT Corp.
7.50%, 6/1/2027 (a)	970,000	987,747
4.50%, 1/15/2029 (a)	2,170,000	2,163,740
Expand Energy Corp. 4.75%, 2/1/2032	13,170,000	12,818,804
Genesis Energy LP
7.75%, 2/1/2028	2,970,000	3,002,625
8.25%, 1/15/2029	4,270,000	4,458,059
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	2,470,000	2,526,978
Harvest Midstream I LP 7.50%, 9/1/2028 (a)	6,370,000	6,438,420
Hess Midstream Operations LP 5.13%, 6/15/2028 (a)	2,270,000	2,264,954
Hilcorp Energy I LP
8.38%, 11/1/2033 (a)	4,270,000	4,458,716
6.88%, 5/15/2034 (a)	2,270,000	2,178,890
Howard Midstream Energy Partners LLC
7.38%, 7/15/2032 (a)	1,770,000	1,845,790
6.63%, 1/15/2034 (a)	1,220,000	1,239,934
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Kinetik Holdings LP
6.63%, 12/15/2028 (a)	1,170,000	1,203,716
5.88%, 6/15/2030 (a)	6,070,000	6,121,990
Matador Resources Co.
6.88%, 4/15/2028 (a)	4,470,000	4,573,579
6.50%, 4/15/2032 (a)	670,000	679,769
6.25%, 4/15/2033 (a)	4,970,000	5,006,740
NGL Energy Operating LLC 8.13%, 2/15/2029 (a)	8,470,000	8,639,883
NuStar Logistics LP
6.00%, 6/1/2026	6,970,000	6,993,956
5.63%, 4/28/2027	670,000	673,582
6.38%, 10/1/2030	2,570,000	2,660,957
Permian Resources Operating LLC
5.88%, 7/1/2029 (a)	11,670,000	11,672,521
7.00%, 1/15/2032 (a)	2,170,000	2,249,878
Prairie Acquiror LP 9.00%, 8/1/2029 (a)	5,270,000	5,494,576
Rockies Express Pipeline LLC 6.75%, 3/15/2033 (a)	1,070,000	1,117,697
SM Energy Co.
6.50%, 7/15/2028	4,170,000	4,209,577
7.00%, 8/1/2032 (a)	5,101,000	5,137,681
Sunoco LP
7.00%, 9/15/2028 (a)	1,270,000	1,312,057
7.00%, 5/1/2029 (a)	3,970,000	4,122,797
7.25%, 5/1/2032 (a)	6,470,000	6,844,477
Tallgrass Energy Partners LP
6.00%, 3/1/2027 (a)	1,070,000	1,068,655
7.38%, 2/15/2029 (a)	15,170,000	15,630,319
Venture Global Calcasieu Pass LLC 6.25%, 1/15/2030 (a)	2,170,000	2,259,753
Venture Global LNG, Inc.
7.00%, 1/15/2030 (a)	2,570,000	2,648,246
9.88%, 2/1/2032 (a)	13,370,000	14,558,312
Venture Global Plaquemines LNG LLC
6.50%, 1/15/2034 (a)	10,424,000	10,882,312
6.75%, 1/15/2036 (a)	1,927,000	2,022,290
Vital Energy, Inc. 7.88%, 4/15/2032 (a)	8,270,000	8,148,349
		260,795,424
Passenger Airlines — 2.0%
American Airlines, Inc.
7.25%, 2/15/2028 (a)	5,270,000	5,406,662
5.75%, 4/20/2029 (a)	15,270,000	15,354,275
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	7,370,000	7,323,525
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Passenger Airlines — continued
United Airlines, Inc.
4.38%, 4/15/2026 (a)	4,670,000	4,654,701
4.63%, 4/15/2029 (a)	770,000	757,752
VistaJet Malta Finance plc (Switzerland)
7.88%, 5/1/2027 (a)	3,470,000	3,507,209
9.50%, 6/1/2028 (a)	3,170,000	3,296,721
		40,300,845
Personal Care Products — 0.1%
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	2,470,000	2,457,898
Pharmaceuticals — 1.7%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	10,270,000	10,663,865
Bausch Health Cos., Inc.
4.88%, 6/1/2028 (a)	3,270,000	2,951,175
11.00%, 9/30/2028 (a)	2,270,000	2,380,662
5.00%, 2/15/2029 (a)	4,270,000	3,273,937
5.25%, 1/30/2030 (a)	4,270,000	3,109,030
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (d)	4,270,000	4,445,535
Endo Finance Holdings, Inc. 8.50%, 4/15/2031 (a)	570,000	606,826
Organon & Co.
5.13%, 4/30/2031 (a)	8,770,000	7,514,871
7.88%, 5/15/2034 (a)	460,000	414,692
		35,360,593
Professional Services — 0.3%
TriNet Group, Inc. 7.13%, 8/15/2031 (a)	6,270,000	6,520,022
Real Estate Management & Development — 0.2%
Anywhere Real Estate Group LLC
5.75%, 1/15/2029 (a)	1,270,000	1,176,680
5.25%, 4/15/2030 (a)	1,270,000	1,112,953
9.75%, 4/15/2030 (a)	2,270,000	2,411,332
		4,700,965
Semiconductors & Semiconductor Equipment — 1.1%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	3,000,000	2,997,192
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	4,193,000	4,540,709
Entegris, Inc. 5.95%, 6/15/2030 (a)	10,070,000	10,199,430
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	31

JPMorgan Active High Yield ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
Kioxia Holdings Corp. (Japan) 6.25%, 7/24/2030 (a)	4,209,000	4,211,816
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	1,402,000	1,362,347
		23,311,494
Software — 1.5%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	4,395,000	4,311,219
Fair Isaac Corp.
4.00%, 6/15/2028 (a)	1,270,000	1,237,350
6.00%, 5/15/2033 (a)	202,000	204,710
Gen Digital, Inc. 6.25%, 4/1/2033 (a)	1,470,000	1,511,604
NCR Voyix Corp. 5.13%, 4/15/2029 (a)	4,715,000	4,655,749
Open Text Holdings, Inc. (Canada) 4.13%, 12/1/2031 (a)	2,470,000	2,272,472
RingCentral, Inc. 8.50%, 8/15/2030 (a)	6,270,000	6,690,993
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	9,875,000	9,878,160
6.50%, 6/1/2032 (a)	870,000	902,795
		31,665,052
Specialized REITs — 0.4%
Iron Mountain, Inc. 7.00%, 2/15/2029 (a)	5,070,000	5,222,399
Millrose Properties, Inc. 6.38%, 8/1/2030 (a)	2,186,000	2,205,674
		7,428,073
Specialty Retail — 1.4%
Asbury Automotive Group, Inc. 4.75%, 3/1/2030	570,000	556,704
Bath & Body Works, Inc. 7.50%, 6/15/2029	5,070,000	5,206,672
Gap, Inc. (The) 3.88%, 10/1/2031 (a)	570,000	513,752
Lithia Motors, Inc. 4.38%, 1/15/2031 (a)	1,170,000	1,112,010
PetSmart LLC 7.50%, 9/15/2032 (a)	6,302,000	6,236,586
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	1,970,000	1,915,065
Staples, Inc.
10.75%, 9/1/2029 (a)	12,270,000	11,748,525
12.75%, 1/15/2030 (a)	1,270,000	903,990
		28,193,304
Technology Hardware, Storage & Peripherals — 0.5%
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	2,170,000	2,295,823
Seagate Data Storage Technology Pte. Ltd. 5.88%, 7/15/2030 (a)	3,570,000	3,612,840
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Technology Hardware, Storage & Peripherals — continued
Xerox Corp. 10.25%, 10/15/2030 (a)	3,270,000	3,393,227
Xerox Holdings Corp. 8.88%, 11/30/2029 (a) (c)	2,270,000	1,379,734
		10,681,624
Textiles, Apparel & Luxury Goods — 0.1%
William Carter Co. (The) 5.63%, 3/15/2027 (a)	2,270,000	2,265,426
Trading Companies & Distributors — 2.0%
Boise Cascade Co. 4.88%, 7/1/2030 (a)	2,270,000	2,219,664
Herc Holdings, Inc. 7.00%, 6/15/2030 (a)	9,570,000	9,960,016
Imola Merger Corp. 4.75%, 5/15/2029 (a)	7,370,000	7,185,046
QXO Building Products, Inc. 6.75%, 4/30/2032 (a)	770,000	795,260
United Rentals North America, Inc.
4.88%, 1/15/2028	1,970,000	1,959,132
5.25%, 1/15/2030	2,570,000	2,577,792
6.13%, 3/15/2034 (a)	9,570,000	9,912,415
WESCO Distribution, Inc.
6.38%, 3/15/2029 (a)	4,870,000	5,014,040
6.38%, 3/15/2033 (a)	2,570,000	2,665,645
		42,289,010
Wireless Telecommunication Services — 0.3%
Connect Finco SARL (United Kingdom) 9.00%, 9/15/2029 (a)	6,270,000	6,532,268
Total Corporate Bonds (Cost $1,961,832,663)		1,975,285,996
	SHARES
Short-Term Investments — 3.6%
Investment Companies — 2.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.23% (e) (f) (Cost $60,710,505)	60,710,505	60,710,505
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 0.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.34% (e) (f) (Cost $13,588,190)	13,588,190	13,588,190
Total Short-Term Investments (Cost $74,298,695)		74,298,695
Total Investments — 98.9% (Cost $2,036,131,358)		2,049,584,691
Other Assets in Excess of Liabilities — 1.1%		23,532,136
NET ASSETS — 100.0%		2,073,116,827

Percentages indicated are based on net assets.

Abbreviations
PIK	Payment In Kind
REIT	Real Estate Investment Trust

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(c)	The security or a portion of this security is on loan at August 31, 2025. The total value of securities on loan at August 31, 2025 is $9,137,066.
(d)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future
contingent upon a predetermined trigger. The interest rate shown is the current rate as of August 31, 2025.

(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of August 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	33

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 30.1%
Aerospace & Defense — 0.4%
ATI, Inc.
5.88%, 12/1/2027	960,000	958,614
7.25%, 8/15/2030	645,000	679,445
Axon Enterprise, Inc. 6.13%, 3/15/2030 (a)	125,000	128,428
BAE Systems plc (United Kingdom) 1.90%, 2/15/2031 (a)	400,000	351,991
Boeing Co. (The)
2.75%, 2/1/2026	14,000	13,893
2.20%, 2/4/2026	95,000	94,089
3.10%, 5/1/2026	1,035,000	1,025,773
2.70%, 2/1/2027	65,000	63,534
6.30%, 5/1/2029	1,275,000	1,353,955
6.39%, 5/1/2031	835,000	906,868
5.93%, 5/1/2060	1,580,000	1,517,151
Bombardier, Inc. (Canada)
6.00%, 2/15/2028 (a)	1,590,000	1,591,843
8.75%, 11/15/2030 (a)	1,315,000	1,417,158
BWX Technologies, Inc. 4.13%, 4/15/2029 (a)	580,000	558,190
ICITII 6.00%, 1/31/2033 ‡ (a)	6,167	4,901
L3Harris Technologies, Inc.
5.25%, 6/1/2031	300,000	311,416
5.60%, 7/31/2053	617,000	599,865
Leidos, Inc. 5.40%, 3/15/2032	3,248,000	3,355,569
Lockheed Martin Corp.
4.70%, 12/15/2031	3,260,000	3,328,002
4.70%, 5/15/2046	100,000	89,280
4.15%, 6/15/2053	650,000	509,511
RTX Corp.
4.13%, 11/16/2028	1,735,000	1,736,870
1.90%, 9/1/2031	450,000	389,972
5.15%, 2/27/2033	365,000	374,906
4.50%, 6/1/2042	520,000	458,297
3.03%, 3/15/2052	650,000	411,761
5.38%, 2/27/2053	144,000	136,172
6.40%, 3/15/2054	1,935,000	2,093,397
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	253,000	267,577
TransDigm, Inc.
6.75%, 8/15/2028 (a)	465,000	478,037
6.38%, 3/1/2029 (a)	1,742,000	1,783,517
6.88%, 12/15/2030 (a)	500,000	518,497
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Aerospace & Defense — continued
6.63%, 3/1/2032 (a)	1,145,000	1,179,000
6.25%, 1/31/2034 (a)	197,000	202,132
		28,889,611
Automobile Components — 0.2%
Adient Global Holdings Ltd.
7.00%, 4/15/2028 (a)	490,000	503,945
7.50%, 2/15/2033 (a)	1,587,000	1,652,608
Allison Transmission, Inc.
5.88%, 6/1/2029 (a)	1,196,000	1,205,320
3.75%, 1/30/2031 (a)	275,000	253,807
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	795,000	798,713
6.88%, 7/1/2028	685,000	685,275
Clarios Global LP
6.75%, 5/15/2028 (a)	905,000	925,200
6.75%, 2/15/2030 (a)	463,000	479,770
Cooper-Standard Automotive, Inc.
13.50% (Cash), 3/31/2027 (a) (b)	46,263	48,455
5.63% (Cash), 5/15/2027 (a) (b)	32,879	30,249
Dana, Inc.
5.38%, 11/15/2027	645,000	643,975
5.63%, 6/15/2028	250,000	249,859
4.50%, 2/15/2032	40,000	39,239
Goodyear Tire & Rubber Co. (The)
4.88%, 3/15/2027	130,000	129,074
5.00%, 7/15/2029	1,746,000	1,692,889
5.25%, 7/15/2031	720,000	683,738
Icahn Enterprises LP 5.25%, 5/15/2027	675,000	658,472
ZF North America Capital, Inc. (Germany) 6.88%, 4/14/2028 (a)	790,000	800,195
		11,480,783
Automobiles — 0.3%
Ford Motor Co.
9.63%, 4/22/2030	810,000	942,773
4.75%, 1/15/2043	380,000	294,178
General Motors Co. 5.95%, 4/1/2049	25,000	23,507
Hyundai Capital America
1.50%, 6/15/2026 (a)	940,000	919,309
3.00%, 2/10/2027 (a)	200,000	196,175
4.88%, 11/1/2027 (a)	1,750,000	1,768,021
1.80%, 1/10/2028 (a)	350,000	330,124
5.30%, 6/24/2029 (a)	1,160,000	1,190,817
Volkswagen Group of America Finance LLC (Germany)
5.05%, 3/27/2028 (a)	2,950,000	2,992,050
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Automobiles — continued
4.75%, 11/13/2028 (a)	2,664,000	2,677,802
5.35%, 3/27/2030 (a)	7,994,000	8,201,149
		19,535,905
Banks — 7.2%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.58%, 10/13/2026 (a) (c)	600,000	601,457
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (a) (c)	200,000	203,970
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 4.99%, 12/3/2028 (a) (c)	2,900,000	2,939,394
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (a) (c)	1,700,000	1,604,398
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.90%), 3.32%, 3/13/2037 (a) (c)	200,000	179,272
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (a) (c)	3,200,000	3,403,692
(SOFR + 1.65%), 5.32%, 5/15/2031 (a) (c)	540,000	554,122
ANZ New Zealand Int'l Ltd. (New Zealand) 5.36%, 8/14/2028 (a)	900,000	932,121
ASB Bank Ltd. (New Zealand) 2.38%, 10/22/2031 (a)	200,000	178,380
Banco Bilbao Vizcaya Argentaria SA (Spain) 5.38%, 3/13/2029	4,800,000	4,964,833
Banco Nacional de Comercio Exterior SNC (Mexico)
5.88%, 5/7/2030 (a)	670,000	687,172
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 2.72%, 8/11/2031 (a) (c)	1,000,000	971,600
Banco Santander SA (Spain)
5.59%, 8/8/2028	3,200,000	3,327,194
6.61%, 11/7/2028	600,000	642,109
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (c) (d) (e) (f)	4,400,000	4,870,707
5.44%, 7/15/2031	800,000	837,240
Bank of America Corp.
(SOFR + 1.01%), 1.20%, 10/24/2026 (c)	2,600,000	2,587,834
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
(3-MONTH CME TERM SOFR + 1.84%), 3.82%, 1/20/2028 (c)	3,436,000	3,416,148
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (c)	1,205,000	1,195,083
(3-MONTH CME TERM SOFR + 1.63%), 3.59%, 7/21/2028 (c)	261,000	258,175
(SOFR + 2.04%), 4.95%, 7/22/2028 (c)	390,000	395,146
(3-MONTH CME TERM SOFR + 1.30%), 3.42%, 12/20/2028 (c)	454,000	446,141
(SOFR + 1.63%), 5.20%, 4/25/2029 (c)	1,190,000	1,220,186
(SOFR + 1.06%), 2.09%, 6/14/2029 (c)	635,000	599,983
(SOFR + 1.57%), 5.82%, 9/15/2029 (c)	3,543,000	3,703,518
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.63%, 5/1/2030 (c) (e) (f)	2,363,000	2,432,727
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.35%), 6.25%, 7/26/2030 (c) (e) (f)	3,225,000	3,227,879
Series FIX, (SOFR + 1.00%), 5.16%, 1/24/2031 (c)	12,435,000	12,833,952
(SOFR + 1.53%), 1.90%, 7/23/2031 (c)	660,000	586,738
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (c)	2,660,000	2,417,760
(SOFR + 1.22%), 2.30%, 7/21/2032 (c)	20,150,000	17,782,254
(SOFR + 1.21%), 2.57%, 10/20/2032 (c)	640,000	571,148
(SOFR + 1.83%), 4.57%, 4/27/2033 (c)	4,049,000	4,007,057
(SOFR + 1.65%), 5.47%, 1/23/2035 (c)	2,437,000	2,518,168
(SOFR + 1.91%), 5.43%, 8/15/2035 (c)	3,700,000	3,724,246
(SOFR + 1.74%), 5.52%, 10/25/2035 (c)	2,155,000	2,174,208
(SOFR + 1.31%), 5.51%, 1/24/2036 (c)	5,263,000	5,421,907
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.85%, 3/8/2037 (c)	5,550,000	5,125,916
(3-MONTH CME TERM SOFR + 1.58%), 4.08%, 4/23/2040 (c)	112,000	98,001
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (a) (c)	259,000	258,990
(SOFR + 1.62%), 5.60%, 3/20/2030 (a) (c)	1,935,000	2,009,702
Bank of Montreal (Canada)
5.30%, 6/5/2026	300,000	302,189
5.51%, 6/4/2031	550,000	578,512
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	35

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Bank of Nova Scotia (The) (Canada)
2.15%, 8/1/2031	650,000	575,037
(SOFR + 1.44%), 4.74%, 11/10/2032 (c)	685,000	691,872
Banque Federative du Credit Mutuel SA (France)
4.94%, 1/26/2026 (a)	200,000	200,378
1.60%, 10/4/2026 (a)	200,000	194,398
5.79%, 7/13/2028 (a)	1,005,000	1,046,434
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.39%, 11/2/2028 (c)	1,400,000	1,488,129
(SOFR + 1.08%), 4.48%, 11/11/2029 (c)	9,025,000	9,041,159
(SOFR + 1.56%), 4.94%, 9/10/2030 (c)	5,540,000	5,628,828
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 7.44%, 11/2/2033 (c)	1,335,000	1,524,476
BNP Paribas SA (France)
(SOFR + 1.61%), 1.90%, 9/30/2028 (a) (c)	450,000	427,435
(SOFR + 1.22%), 2.16%, 9/15/2029 (a) (c)	1,500,000	1,403,673
(SOFR + 1.52%), 5.18%, 1/9/2030 (a) (c)	9,260,000	9,489,101
(SOFR + 1.59%), 5.50%, 5/20/2030 (a) (c)	535,000	552,407
(SOFR + 1.62%), 5.79%, 1/13/2033 (a) (c)	2,470,000	2,573,695
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.54%), 7.38%, 9/10/2034 (a) (c) (d) (e) (f)	710,000	729,849
(SOFR + 1.92%), 5.91%, 11/19/2035 (a) (c)	7,600,000	7,743,440
BPCE SA (France)
4.75%, 7/19/2027 (a)	450,000	454,926
(SOFR + 1.98%), 6.61%, 10/19/2027 (a) (c)	1,480,000	1,514,436
5.13%, 1/18/2028 (a)	5,745,000	5,858,631
(SOFR + 2.27%), 6.71%, 10/19/2029 (a) (c)	5,680,000	6,029,071
(SOFR + 1.68%), 5.88%, 1/14/2031 (a) (c)	3,830,000	3,990,657
(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (c)	1,275,000	1,119,792
(SOFR + 1.73%), 3.12%, 10/19/2032 (a) (c)	3,750,000	3,312,474
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
(SOFR + 2.59%), 7.00%, 10/19/2034 (a) (c)	890,000	982,568
(SOFR + 1.85%), 5.94%, 5/30/2035 (a) (c)	1,065,000	1,100,523
(SOFR + 2.04%), 6.29%, 1/14/2036 (a) (c)	2,680,000	2,819,826
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (a) (c)	820,000	838,279
(SOFRINDX + 1.78%), 5.67%, 3/15/2030 (a) (c)	1,000,000	1,039,556
(SOFR + 1.79%), 5.58%, 7/3/2036 (a) (c)	800,000	808,626
Canadian Imperial Bank of Commerce (Canada)
5.99%, 10/3/2028	500,000	526,494
5.26%, 4/8/2029	450,000	465,784
(SOFR + 1.34%), 4.63%, 9/11/2030 (c)	965,000	976,253
Citibank NA
5.80%, 9/29/2028	500,000	524,065
4.84%, 8/6/2029	840,000	861,022
Citigroup, Inc.
(SOFR + 0.77%), 1.46%, 6/9/2027 (c)	650,000	635,637
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (c)	1,115,000	1,108,257
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (c)	1,200,000	1,186,669
(3-MONTH CME TERM SOFR + 1.45%), 4.08%, 4/23/2029 (c)	1,295,000	1,290,395
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (c) (e) (f)	6,135,000	6,281,099
(SOFR + 1.36%), 5.17%, 2/13/2030 (c)	645,000	661,883
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (c) (e) (f)	5,520,000	5,564,734
Series FF, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.73%), 6.95%, 2/15/2030 (c) (e) (f)	1,965,000	1,995,245
(3-MONTH CME TERM SOFR + 1.60%), 3.98%, 3/20/2030 (c)	500,000	493,748
(SOFR + 1.34%), 4.54%, 9/19/2030 (c)	10,543,000	10,590,769
(SOFR + 3.91%), 4.41%, 3/31/2031 (c)	155,000	154,655
(SOFR + 2.11%), 2.57%, 6/3/2031 (c)	620,000	569,167
(SOFR + 1.17%), 2.56%, 5/1/2032 (c)	13,540,000	12,158,695
(SOFR + 1.18%), 2.52%, 11/3/2032 (c)	1,665,000	1,473,988
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.94%), 3.79%, 3/17/2033 (c)	840,000	789,244
(SOFR + 2.34%), 6.27%, 11/17/2033 (c)	2,500,000	2,709,416
(SOFR + 2.06%), 5.83%, 2/13/2035 (c)	9,140,000	9,396,762
(SOFR + 1.47%), 5.33%, 3/27/2036 (c)	5,450,000	5,507,476
(SOFR + 1.38%), 2.90%, 11/3/2042 (c)	55,000	39,109
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (a) (c)	890,000	881,969
Credit Agricole SA (France)
(SOFR + 0.89%), 1.25%, 1/26/2027 (a) (c)	250,000	246,721
5.30%, 7/12/2028 (a)	990,000	1,020,619
(SOFR + 1.21%), 4.63%, 9/11/2028 (a) (c)	670,000	673,105
(SOFR + 1.86%), 6.32%, 10/3/2029 (a) (c)	3,245,000	3,423,196
(SOFR + 1.74%), 5.86%, 1/9/2036 (a) (c)	3,090,000	3,209,909
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (c)	845,000	881,834
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (a) (c)	1,113,000	1,120,690
DNB Bank ASA (Norway)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026 (a) (c)	375,000	374,487
(SOFR + 1.05%), 4.85%, 11/5/2030 (a) (c)	2,500,000	2,552,640
HSBC Holdings plc (United Kingdom)
(SOFR + 1.57%), 5.89%, 8/14/2027 (c)	1,015,000	1,028,660
(SOFR + 2.61%), 5.21%, 8/11/2028 (c)	305,000	309,856
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	5,370,000	5,127,141
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (c)	11,750,000	11,563,764
(SOFR + 1.29%), 5.29%, 11/19/2030 (c)	17,600,000	18,149,225
(SOFR + 1.29%), 5.13%, 3/3/2031 (c)	12,040,000	12,333,644
(SOFR + 1.52%), 5.73%, 5/17/2032 (c)	1,475,000	1,547,107
(SOFR + 1.19%), 2.80%, 5/24/2032 (c)	500,000	451,800
Huntington Bancshares, Inc. (SOFRINDX + 1.87%), 5.71%, 2/2/2035 (c)	1,226,000	1,266,882
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
Intesa Sanpaolo SpA (Italy)
7.20%, 11/28/2033 (a)	8,373,000	9,468,491
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (c)	3,450,000	2,835,838
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (a) (c)	1,425,000	1,450,475
KeyCorp
(SOFRINDX + 1.23%), 5.12%, 4/4/2031 (c)	3,430,000	3,508,687
(SOFRINDX + 2.06%), 4.79%, 6/1/2033 (c)	4,855,000	4,807,990
(SOFRINDX + 2.42%), 6.40%, 3/6/2035 (c)	2,106,000	2,262,317
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (c)	350,000	355,000
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 4.98%, 8/11/2033 (c)	1,160,000	1,163,026
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (c)	380,000	393,848
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (c)	1,060,000	1,034,151
Series 8NC7, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.53%), 5.48%, 2/22/2031 (c)	200,000	208,700
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.78%, 7/6/2029 (c)	580,000	604,170
(3-MONTH CME TERM SOFR + 1.77%), 2.20%, 7/10/2031 (c)	450,000	405,663
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.75%, 7/6/2034 (c)	270,000	284,572
National Australia Bank Ltd. (Australia) 4.90%, 6/13/2028	250,000	256,265
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.85%, 3/2/2027 (c)	800,000	805,681
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	37

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.07%, 5/22/2028 (c)	600,000	588,559
(3-MONTH SOFR + 1.91%), 5.08%, 1/27/2030 (c)	1,015,000	1,037,199
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.11%, 5/23/2031 (c)	1,825,000	1,869,484
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (c) (d) (e) (f)	605,000	669,877
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (c)	415,000	433,940
NatWest Markets plc (United Kingdom)
5.41%, 5/17/2029 (a)	2,295,000	2,381,832
5.02%, 3/21/2030 (a)	6,660,000	6,847,584
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (a)	400,000	409,959
PNC Financial Services Group, Inc. (The)
2.55%, 1/22/2030	639,000	596,972
(SOFR + 0.98%), 2.31%, 4/23/2032 (c)	50,000	44,464
(SOFR + 1.26%), 4.81%, 10/21/2032 (c)	2,015,000	2,037,498
(SOFR + 1.95%), 5.94%, 8/18/2034 (c)	680,000	722,721
(SOFR + 2.28%), 6.88%, 10/20/2034 (c)	1,465,000	1,644,865
(SOFR + 1.90%), 5.68%, 1/22/2035 (c)	400,000	417,020
(SOFR + 1.42%), 5.37%, 7/21/2036 (c)	1,745,000	1,773,291
Royal Bank of Canada (Canada)
4.65%, 1/27/2026 (d)	245,000	245,212
(SOFRINDX + 1.08%), 4.65%, 10/18/2030 (c)	8,845,000	8,920,482
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 2.75%), 6.83%, 11/21/2026 (c)	1,340,000	1,346,425
(SOFR + 1.22%), 2.47%, 1/11/2028 (c)	4,200,000	4,091,325
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (c)	5,560,000	5,631,941
(SOFRINDX + 1.52%), 5.69%, 4/15/2031 (c)	9,771,000	10,194,032
(SOFR + 1.48%), 2.90%, 3/15/2032 (c)	869,000	791,831
Skandinaviska Enskilda Banken AB (Sweden) 5.38%, 3/5/2029 (a)	410,000	424,433
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (c)	1,700,000	1,684,494
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (a) (c)	200,000	201,237
5.25%, 2/19/2027 (a)	4,650,000	4,696,250
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (c)	200,000	195,765
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.80%, 1/19/2028 (a) (c)	1,200,000	1,171,710
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 6.45%, 1/10/2029 (a) (c)	1,800,000	1,871,987
3.00%, 1/22/2030 (a)	550,000	513,888
(SOFR + 1.65%), 5.51%, 5/22/2031 (a) (c)	2,070,000	2,119,883
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.10%, 4/13/2033 (a) (c)	3,860,000	4,030,606
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (a) (c)	2,078,000	2,145,848
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (a) (c)	610,000	603,046
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (a) (c)	555,000	566,333
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (a) (c)	1,400,000	1,496,908
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.45%), 6.30%, 1/9/2029 (a) (c)	200,000	208,360
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.55%, 1/21/2029 (a) (c)	8,000,000	8,201,440
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.91%, 5/14/2035 (a) (c)	1,615,000	1,686,799
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 5.40%, 8/12/2036 (a) (c)	9,265,000	9,251,936
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 1/13/2028	255,000	263,448
5.72%, 9/14/2028	680,000	710,236
5.42%, 7/9/2031	950,000	994,046
5.77%, 1/13/2033	200,000	212,269
Sumitomo Mitsui Trust Bank Ltd. (Japan) 4.95%, 9/15/2027 (a)	200,000	203,143
Svenska Handelsbanken AB (Sweden) 5.50%, 6/15/2028 (a)	970,000	1,005,117
Swedbank AB (Sweden) 5.34%, 9/20/2027 (a)	200,000	204,540
TC Ziraat Bankasi A/S (Turkey) 7.25%, 2/4/2030 (a)	627,000	642,675
Toronto-Dominion Bank (The) (Canada)
5.52%, 7/17/2028	100,000	103,791
4.99%, 4/5/2029	1,010,000	1,035,824
2.00%, 9/10/2031	385,000	340,001
4.46%, 6/8/2032	120,000	118,771
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (c)	2,300,000	2,326,426
(SOFR + 1.85%), 5.12%, 1/26/2034 (c)	2,090,000	2,104,804
(SOFR + 2.36%), 5.87%, 6/8/2034 (c)	588,000	618,088
(SOFR + 1.92%), 5.71%, 1/24/2035 (c)	5,758,000	5,998,022
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (c)	200,000	196,345
(USD ICE Swap Rate 5 Year + 4.91%), 7.30%, 4/2/2034 (a) (c)	3,000,000	3,200,371
US Bancorp
(SOFR + 0.73%), 2.22%, 1/27/2028 (c)	800,000	777,667
(SOFR + 1.56%), 5.38%, 1/23/2030 (c)	370,000	382,758
(SOFR + 1.25%), 5.10%, 7/23/2030 (c)	1,145,000	1,177,934
(SOFR + 1.30%), 5.08%, 5/15/2031 (c)	1,865,000	1,916,154
(SOFR + 1.86%), 5.68%, 1/23/2035 (c)	250,000	260,537
Wells Fargo & Co.
3.00%, 10/23/2026	360,000	355,284
(SOFR + 1.07%), 5.71%, 4/22/2028 (c)	2,110,000	2,158,061
(3-MONTH CME TERM SOFR + 1.57%), 3.58%, 5/22/2028 (c)	1,481,000	1,465,106
(SOFR + 1.98%), 4.81%, 7/25/2028 (c)	320,000	323,419
(SOFR + 1.74%), 5.57%, 7/25/2029 (c)	8,360,000	8,666,811
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (c) (e) (f)	4,810,000	5,038,990
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
(SOFR + 1.79%), 6.30%, 10/23/2029 (c)	6,840,000	7,250,289
(SOFR + 1.11%), 5.24%, 1/24/2031 (c)	17,360,000	17,932,782
(SOFR + 1.50%), 5.15%, 4/23/2031 (c)	11,700,000	12,049,755
(SOFR + 1.50%), 3.35%, 3/2/2033 (c)	2,340,000	2,157,637
(SOFR + 2.02%), 5.39%, 4/24/2034 (c)	1,740,000	1,790,594
(SOFR + 1.99%), 5.56%, 7/25/2034 (c)	6,914,000	7,178,819
(SOFR + 2.06%), 6.49%, 10/23/2034 (c)	1,820,000	2,001,418
(SOFR + 1.38%), 5.21%, 12/3/2035 (c)	3,515,000	3,544,486
(SOFR + 1.74%), 5.60%, 4/23/2036 (c)	6,330,000	6,572,028
Westpac Banking Corp. (Australia) 1.95%, 11/20/2028	30,000	28,220
Westpac New Zealand Ltd. (New Zealand) 5.20%, 2/28/2029 (a)	540,000	556,476
		539,570,172
Beverages — 0.1%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	540,000	527,013
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 5.80%, 1/23/2059	278,000	279,954
Constellation Brands, Inc. 4.65%, 11/15/2028	345,000	349,114
Keurig Dr. Pepper, Inc.
4.60%, 5/15/2030	2,365,000	2,365,275
Series 10, 5.20%, 3/15/2031	690,000	705,662
Molson Coors Beverage Co. 4.20%, 7/15/2046	190,000	150,409
PepsiCo, Inc.
3.60%, 8/13/2042	1,640,000	1,309,551
2.75%, 10/21/2051	415,000	256,133
		5,943,111
Biotechnology — 0.6%
AbbVie, Inc.
5.05%, 3/15/2034	5,620,000	5,725,465
4.55%, 3/15/2035	5,000,000	4,895,357
4.05%, 11/21/2039	9,507,000	8,365,560
4.25%, 11/21/2049	1,647,000	1,341,928
5.60%, 3/15/2055	1,900,000	1,881,731
5.50%, 3/15/2064	720,000	691,704
Amgen, Inc.
5.25%, 3/2/2030	175,000	181,281
3.15%, 2/21/2040	977,000	756,272
5.60%, 3/2/2043	3,500,000	3,458,964
4.66%, 6/15/2051	960,000	814,984
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	39

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Biotechnology — continued
4.88%, 3/1/2053	5,847,000	5,049,190
5.75%, 3/2/2063	6,000	5,767
Biogen, Inc. 2.25%, 5/1/2030	3,960,000	3,605,140
CSL Finance plc (Australia) 5.11%, 4/3/2034 (a)	1,370,000	1,401,268
Gilead Sciences, Inc.
1.65%, 10/1/2030	518,000	457,665
5.25%, 10/15/2033	2,580,000	2,680,127
2.60%, 10/1/2040	975,000	703,031
4.15%, 3/1/2047	330,000	269,412
2.80%, 10/1/2050	220,000	137,179
		42,422,025
Broadline Retail — 0.0% ^
Amazon.com, Inc. 3.88%, 8/22/2037	600,000	545,201
Nordstrom, Inc. 4.38%, 4/1/2030	365,000	336,141
Shutterfly Finance LLC 8.50%, 10/1/2027 (a)	12,713	11,918
Wayfair LLC 7.25%, 10/31/2029 (a)	1,585,000	1,616,112
		2,509,372
Building Products — 0.2%
Builders FirstSource, Inc.
4.25%, 2/1/2032 (a)	3,105,000	2,918,451
6.38%, 3/1/2034 (a)	275,000	283,231
EMRLD Borrower LP 6.63%, 12/15/2030 (a)	2,635,000	2,706,214
Griffon Corp. 5.75%, 3/1/2028	1,805,000	1,802,395
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	1,110,000	1,149,852
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	1,000,000	1,030,863
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (a)	1,846,000	1,903,874
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (a)	2,095,000	2,234,867
Standard Building Solutions, Inc.
6.50%, 8/15/2032 (a)	510,000	526,377
6.25%, 8/1/2033 (a)	729,000	744,025
Standard Industries, Inc.
4.75%, 1/15/2028 (a)	600,000	594,411
4.38%, 7/15/2030 (a)	2,585,000	2,477,154
		18,371,714
Capital Markets — 2.1%
Bank of New York Mellon Corp. (The)
(SOFR + 1.60%), 6.32%, 10/25/2029 (c)	400,000	426,203
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Capital Markets — continued
(SOFR + 1.42%), 4.29%, 6/13/2033 (c)	180,000	175,863
(SOFR + 1.85%), 6.47%, 10/25/2034 (c)	1,760,000	1,945,129
Credit Suisse USA LLC (Switzerland) 7.13%, 7/15/2032	53,000	60,573
Deutsche Bank AG (Germany)
(SOFR + 2.52%), 7.15%, 7/13/2027 (c)	315,000	322,122
(SOFR + 1.32%), 2.55%, 1/7/2028 (c)	1,300,000	1,269,561
(SOFR + 1.59%), 5.71%, 2/8/2028 (c)	167,000	170,106
(SOFR + 1.21%), 5.37%, 1/10/2029 (c)	4,550,000	4,652,793
(SOFR + 3.18%), 6.72%, 1/18/2029 (c)	195,000	205,171
5.41%, 5/10/2029	325,000	338,219
(SOFR + 2.51%), 6.82%, 11/20/2029 (c)	825,000	884,042
(SOFR + 2.26%), 3.74%, 1/7/2033 (c)	3,170,000	2,904,310
(SOFR + 3.65%), 7.08%, 2/10/2034 (c)	3,355,000	3,643,026
Goldman Sachs Group, Inc. (The)
3.50%, 11/16/2026	726,000	720,002
(SOFR + 0.80%), 1.43%, 3/9/2027 (c)	1,835,000	1,806,447
(SOFR + 1.51%), 4.39%, 6/15/2027 (c)	117,000	116,983
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	150,000	146,470
(3-MONTH CME TERM SOFR + 1.77%), 3.69%, 6/5/2028 (c)	1,620,000	1,605,085
(3-MONTH CME TERM SOFR + 1.42%), 3.81%, 4/23/2029 (c)	2,205,000	2,182,161
(3-MONTH CME TERM SOFR + 1.56%), 4.22%, 5/1/2029 (c)	1,500,000	1,501,058
(SOFR + 1.77%), 6.48%, 10/24/2029 (c)	4,915,000	5,230,297
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.85%, 2/10/2030 (c) (e) (f)	3,341,000	3,440,806
(SOFR + 1.27%), 5.73%, 4/25/2030 (c)	2,045,000	2,141,638
(SOFR + 1.21%), 5.05%, 7/23/2030 (c)	290,000	296,894
(SOFR + 1.14%), 4.69%, 10/23/2030 (c)	1,620,000	1,637,804
(SOFR + 1.08%), 5.21%, 1/28/2031 (c)	12,660,000	13,045,061
(SOFR + 1.58%), 5.22%, 4/23/2031 (c)	3,835,000	3,959,393
(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	4,335,000	3,912,359
(SOFR + 1.41%), 3.10%, 2/24/2033 (c)	510,000	463,756
(SOFR + 1.55%), 5.33%, 7/23/2035 (c)	4,040,000	4,108,800
(SOFR + 1.42%), 5.02%, 10/23/2035 (c)	11,912,000	11,837,198
(SOFR + 1.51%), 3.21%, 4/22/2042 (c)	160,000	120,377
(SOFR + 1.63%), 3.44%, 2/24/2043 (c)	18,000	13,774
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
Macquarie Group Ltd. (Australia) (3-MONTH CME TERM SOFR + 2.01%), 5.03%, 1/15/2030 (a) (c)	200,000	204,182
Morgan Stanley
(SOFR + 1.00%), 2.48%, 1/21/2028 (c)	914,000	892,180
3.59%, 7/22/2028 (g)	330,000	325,953
(SOFR + 1.73%), 5.12%, 2/1/2029 (c)	260,000	265,549
(SOFR + 1.63%), 5.45%, 7/20/2029 (c)	2,440,000	2,517,864
(SOFR + 1.83%), 6.41%, 11/1/2029 (c)	300,000	318,895
(SOFR + 1.45%), 5.17%, 1/16/2030 (c)	2,070,000	2,127,761
(3-MONTH CME TERM SOFR + 1.89%), 4.43%, 1/23/2030 (c)	1,573,000	1,579,915
(SOFR + 1.22%), 5.04%, 7/19/2030 (c)	3,510,000	3,595,661
(SOFR + 1.10%), 4.65%, 10/18/2030 (c)	13,380,000	13,508,590
(SOFR + 1.11%), 5.23%, 1/15/2031 (c)	5,380,000	5,553,229
(SOFR + 1.51%), 5.19%, 4/17/2031 (c)	8,375,000	8,632,740
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	3,200,000	2,775,604
(SOFR + 1.29%), 2.94%, 1/21/2033 (c)	1,265,000	1,139,500
(SOFR + 1.88%), 5.42%, 7/21/2034 (c)	1,326,000	1,369,007
(SOFR + 1.58%), 5.83%, 4/19/2035 (c)	7,196,000	7,594,256
(SOFR + 1.56%), 5.32%, 7/19/2035 (c)	3,910,000	3,984,500
(SOFR + 1.76%), 5.66%, 4/17/2036 (c)	1,941,000	2,020,341
(SOFR + 1.36%), 2.48%, 9/16/2036 (c)	420,000	364,167
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.80%), 5.94%, 2/7/2039 (c)	2,000,000	2,077,880
(SOFR + 1.49%), 3.22%, 4/22/2042 (c)	285,000	217,117
S&P Global, Inc.
2.70%, 3/1/2029	456,000	436,370
3.25%, 12/1/2049	563,000	390,774
State Street Corp. Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (c) (e) (f)	337,000	348,786
UBS Group AG (Switzerland)
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (a) (c)	250,000	246,774
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.75%, 5/12/2028 (a) (c)	200,000	201,468
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (a) (c) (d) (e) (f)	260,000	284,944
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Capital Markets — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.52%), 5.43%, 2/8/2030 (a) (c)	483,000	498,877
(3-MONTH SOFR + 1.47%), 3.13%, 8/13/2030 (a) (c)	2,350,000	2,240,829
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (a) (c)	8,195,000	8,561,883
(SOFR + 3.73%), 4.19%, 4/1/2031 (a) (c)	10,000,000	9,882,362
(SOFR + 3.92%), 6.54%, 8/12/2033 (a) (c)	1,038,000	1,138,256
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (a) (c) (d) (e) (f)	265,000	311,213
(SOFR + 5.02%), 9.02%, 11/15/2033 (a) (c)	550,000	685,037
		161,575,945
Chemicals — 0.3%
Avient Corp.
7.13%, 8/1/2030 (a)	710,000	733,521
6.25%, 11/1/2031 (a)	480,000	488,886
Axalta Coating Systems LLC
4.75%, 6/15/2027 (a)	300,000	298,635
3.38%, 2/15/2029 (a)	950,000	897,446
Braskem Netherlands Finance BV (Brazil) 4.50%, 1/31/2030 (a)	2,500,000	1,753,125
Celanese US Holdings LLC 6.88%, 7/15/2032 (h)	300,000	309,890
Chemours Co. (The) 5.75%, 11/15/2028 (a)	1,805,000	1,738,058
EIDP, Inc. 4.80%, 5/15/2033	320,000	320,114
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	625,000	605,842
INEOS Finance plc (Luxembourg) 6.75%, 5/15/2028 (a)	1,000,000	982,535
NOVA Chemicals Corp. (Canada)
8.50%, 11/15/2028 (a)	1,045,000	1,094,680
9.00%, 2/15/2030 (a)	2,105,000	2,261,033
OCP SA (Morocco)
6.70%, 3/1/2036 (a)	1,170,000	1,209,122
7.50%, 5/2/2054 (a)	1,658,000	1,713,195
Qnity Electronics, Inc.
5.75%, 8/15/2032 (a)	469,000	476,776
6.25%, 8/15/2033 (a)	86,000	88,900
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	41

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — continued
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/2029	1,500,000	1,448,846
4.38%, 2/1/2032	1,005,000	927,613
Sherwin-Williams Co. (The)
4.80%, 9/1/2031	1,390,000	1,419,145
4.50%, 6/1/2047	15,000	12,640
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	835,000	828,281
6.63%, 8/15/2032 (a)	1,250,000	1,246,500
		20,854,783
Commercial Services & Supplies — 0.2%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	1,697,000	1,522,227
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	1,410,000	1,362,987
4.88%, 7/15/2032 (a)	1,035,000	995,937
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	450,000	439,180
Brink's Co. (The) 6.75%, 6/15/2032 (a)	1,095,000	1,134,442
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	285,000	274,963
Garda World Security Corp. (Canada) 4.63%, 2/15/2027 (a)	1,100,000	1,092,131
GFL Environmental, Inc.
4.00%, 8/1/2028 (a)	800,000	779,984
4.75%, 6/15/2029 (a)	1,830,000	1,800,734
6.75%, 1/15/2031 (a)	2,305,000	2,406,263
Madison IAQ LLC 4.13%, 6/30/2028 (a)	795,000	772,877
Prime Security Services Borrower LLC 6.25%, 1/15/2028 (a)	1,455,000	1,454,555
Republic Services, Inc. 2.38%, 3/15/2033	200,000	172,428
Williams Scotsman, Inc. 7.38%, 10/1/2031 (a)	1,450,000	1,516,672
Wrangler Holdco Corp. (Canada) 6.63%, 4/1/2032 (a)	1,405,000	1,464,647
		17,190,027
Communications Equipment — 0.1%
Ciena Corp. 4.00%, 1/31/2030 (a)	255,000	242,065
Cisco Systems, Inc. 4.95%, 2/24/2032	6,870,000	7,095,485
CommScope LLC 9.50%, 12/15/2031 (a)	715,000	739,447
		8,076,997
Construction & Engineering — 0.1%
AECOM 6.00%, 8/1/2033 (a)	1,053,000	1,074,750
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (a)	739,931	592,336
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Construction & Engineering — continued
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	1,010,000	985,252
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	2,113,000	2,118,999
Quanta Services, Inc. 5.25%, 8/9/2034	2,876,000	2,911,864
		7,683,201
Construction Materials — 0.0% ^
Cemex SAB de CV (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.52%), 7.20%, 6/10/2030 (a) (c) (e) (f)	684,000	704,315
Knife River Corp. 7.75%, 5/1/2031 (a)	1,225,000	1,284,790
		1,989,105
Consumer Finance — 0.7%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	1,260,000	1,234,195
3.00%, 10/29/2028	4,747,000	4,567,206
3.30%, 1/30/2032	1,600,000	1,464,850
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.95%, 3/10/2055 (c)	760,000	795,711
Ally Financial, Inc. 6.70%, 2/14/2033	755,000	784,036
American Express Co.
1.65%, 11/4/2026	480,000	466,655
5.85%, 11/5/2027	270,000	280,166
(SOFR + 1.44%), 5.02%, 4/25/2031 (c)	4,142,000	4,256,013
(SOFR + 1.22%), 4.92%, 7/20/2033 (c)	1,590,000	1,610,330
(SOFR + 1.79%), 5.67%, 4/25/2036 (c)	1,240,000	1,295,678
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (a)	60,000	60,085
2.13%, 2/21/2026 (a)	87,000	85,935
2.53%, 11/18/2027 (a)	2,735,000	2,623,221
6.38%, 5/4/2028 (a)	975,000	1,019,750
5.75%, 3/1/2029 (a)	6,680,000	6,912,863
5.75%, 11/15/2029 (a)	9,701,000	10,064,788
5.15%, 1/15/2030 (a)	3,938,000	3,998,606
4.90%, 10/10/2030 (a)	4,400,000	4,416,280
Capital One Financial Corp. (SOFR + 1.27%), 2.62%, 11/2/2032 (c)	100,000	88,812
Ford Motor Credit Co. LLC
4.39%, 1/8/2026	890,000	888,521
4.13%, 8/17/2027	1,350,000	1,324,174
6.80%, 5/12/2028	1,090,000	1,131,968
7.20%, 6/10/2030	550,000	584,326
4.00%, 11/13/2030	250,000	232,462
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
General Motors Financial Co., Inc. 5.95%, 4/4/2034	570,000	584,241
Macquarie Airfinance Holdings Ltd. (United Kingdom) 5.15%, 3/17/2030 (a)	510,000	515,736
OneMain Finance Corp.
7.13%, 3/15/2026	230,000	232,534
3.88%, 9/15/2028	1,780,000	1,706,306
6.63%, 5/15/2029	1,460,000	1,501,299
5.38%, 11/15/2029	665,000	657,529
		55,384,276
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	975,000	969,064
5.88%, 2/15/2028 (a)	3,615,000	3,613,889
3.50%, 3/15/2029 (a)	1,055,000	1,003,056
4.88%, 2/15/2030 (a)	20,000	19,697
Performance Food Group, Inc.
5.50%, 10/15/2027 (a)	981,000	979,667
6.13%, 9/15/2032 (a)	698,000	714,414
Rite Aid Corp.
8.00%, 11/15/2026 ‡ (i)	97,000	—
(3-MONTH CME TERM SOFR + 7.00%), 11.32%, 8/30/2031 ‡ (a) (c) (i)	10,194	—
Series B, 15.00%, 8/30/2031 ‡ (i)	13,817	—
Series A, 15.00%, 8/30/2031 ‡ (i)	30,159	—
Rite Aid Corp., Escrow 8.00%, 10/18/2025 ‡	28,033	—
Sysco Corp. 5.10%, 9/23/2030	250,000	257,774
		7,557,561
Containers & Packaging — 0.3%
Amcor Flexibles North America, Inc. 5.10%, 3/17/2030	1,710,000	1,750,913
Ardagh Packaging Finance plc 4.13%, 8/15/2026 (a)	1,275,000	1,211,250
Ball Corp.
6.00%, 6/15/2029	475,000	487,263
3.13%, 9/15/2031	525,000	473,224
5.50%, 9/15/2033	1,015,000	1,027,258
Berry Global, Inc. 5.80%, 6/15/2031	7,430,000	7,867,665
Graphic Packaging International LLC
4.75%, 7/15/2027 (a)	108,000	106,731
6.38%, 7/15/2032 (a)	1,005,000	1,021,127
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2027 (a)	1,205,000	1,219,343
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Containers & Packaging — continued
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	1,005,000	1,004,214
Packaging Corp. of America
4.05%, 12/15/2049	285,000	216,476
3.05%, 10/1/2051	85,000	53,121
Sealed Air Corp.
4.00%, 12/1/2027 (a)	620,000	606,960
6.13%, 2/1/2028 (a)	225,000	228,241
5.00%, 4/15/2029 (a)	535,000	530,640
Sonoco Products Co. 3.13%, 5/1/2030	3,495,000	3,289,354
TriMas Corp. 4.13%, 4/15/2029 (a)	637,000	613,002
		21,706,782
Distributors — 0.0% ^
American Builders & Contractors Supply Co., Inc.
4.00%, 1/15/2028 (a)	875,000	856,006
3.88%, 11/15/2029 (a)	170,000	161,246
RB Global Holdings, Inc. (Canada) 7.75%, 3/15/2031 (a)	1,023,000	1,073,530
Resideo Funding, Inc. 6.50%, 7/15/2032 (a)	915,000	934,290
		3,025,072
Diversified Consumer Services — 0.0% ^
Service Corp. International
5.13%, 6/1/2029	1,340,000	1,329,922
4.00%, 5/15/2031	800,000	752,132
5.75%, 10/15/2032	500,000	504,969
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	807,000	853,817
		3,440,840
Diversified REITs — 0.0% ^
Simon Property Group LP
2.45%, 9/13/2029	500,000	469,067
3.25%, 9/13/2049	31,000	20,978
WP Carey, Inc.
2.40%, 2/1/2031	700,000	623,699
2.25%, 4/1/2033	145,000	119,994
		1,233,738
Diversified Telecommunication Services — 0.6%
AT&T, Inc.
1.65%, 2/1/2028	450,000	424,625
3.50%, 6/1/2041	260,000	203,550
3.65%, 6/1/2051	1,015,000	710,351
3.50%, 9/15/2053	1,990,000	1,332,249
3.55%, 9/15/2055	15,540,000	10,333,313
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	43

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
CCO Holdings LLC
5.38%, 6/1/2029 (a)	1,590,000	1,577,652
4.75%, 3/1/2030 (a)	7,524,000	7,231,076
4.50%, 8/15/2030 (a)	5,034,000	4,764,987
4.25%, 2/1/2031 (a)	4,810,000	4,436,814
4.75%, 2/1/2032 (a)	2,510,000	2,328,346
4.50%, 6/1/2033 (a)	145,000	129,334
Embarq LLC 8.00%, 6/1/2036	13,000	6,169
Fibercop SpA (Italy) 7.72%, 6/4/2038 (a)	1,000,000	1,016,597
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	235,000	234,933
Level 3 Financing, Inc. 7.00%, 3/31/2034 (a)	645,000	649,381
Lumen Technologies, Inc.
4.13%, 4/15/2029 (a)	423,184	414,720
4.13%, 4/15/2030 (a)	495,548	485,637
Sprint Capital Corp. 6.88%, 11/15/2028	258,000	277,549
Verizon Communications, Inc.
2.36%, 3/15/2032	4,250,000	3,689,524
4.78%, 2/15/2035	75,000	73,130
5.40%, 7/2/2037 (a)	677,000	679,885
3.40%, 3/22/2041	1,215,000	941,154
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	580,000	571,093
		42,512,069
Electric Utilities — 2.5%
Alabama Power Co.
3.05%, 3/15/2032	200,000	183,314
5.85%, 11/15/2033	275,000	293,776
Alliant Energy Finance LLC 5.40%, 6/6/2027 (a)	330,000	333,979
Baltimore Gas and Electric Co.
5.45%, 6/1/2035	2,096,000	2,159,786
3.20%, 9/15/2049	295,000	197,600
2.90%, 6/15/2050	550,000	345,867
5.40%, 6/1/2053	305,000	288,373
Comision Ejecutiva Hidroelectrica del Rio Lempa (El Salvador) 8.65%, 1/24/2033 (a)	378,000	386,652
Commonwealth Edison Co.
5.30%, 2/1/2053	450,000	421,325
5.95%, 6/1/2055	852,000	875,538
Connecticut Light and Power Co. (The) 4.00%, 4/1/2048	46,000	36,241
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electric Utilities — continued
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	771,000	793,231
DTE Electric Co.
5.20%, 3/1/2034	500,000	514,414
Series B, 3.25%, 4/1/2051	2,000,000	1,365,774
Series B, 3.65%, 3/1/2052	50,000	36,234
5.40%, 4/1/2053	40,000	38,672
DTE Electric Securitization Funding II LLC Series A-2, 6.09%, 9/1/2037	400,000	430,967
Duke Energy Carolinas LLC 3.20%, 8/15/2049	634,000	427,024
Duke Energy Corp. 5.80%, 6/15/2054	550,000	536,045
Duke Energy Florida LLC
5.88%, 11/15/2033	230,000	245,924
6.20%, 11/15/2053	1,740,000	1,844,658
Duke Energy Indiana LLC
Series YYY, 3.25%, 10/1/2049	125,000	84,782
2.75%, 4/1/2050	395,000	242,145
5.40%, 4/1/2053	770,000	732,483
Duke Energy Ohio, Inc. 5.25%, 4/1/2033	624,000	642,880
Duke Energy Progress LLC
5.05%, 3/15/2035	2,442,000	2,464,673
5.55%, 3/15/2055	232,000	225,732
Duquesne Light Holdings, Inc. 2.53%, 10/1/2030 (a)	148,000	132,147
Edison International
5.25%, 11/15/2028	100,000	100,972
5.45%, 6/15/2029	535,000	540,899
6.95%, 11/15/2029	245,000	259,971
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.13%, 6/15/2053 (c)	3,026,000	3,027,077
Electricite de France SA (France) 6.90%, 5/23/2053 (a)	640,000	684,886
Emera US Finance LP (Canada)
2.64%, 6/15/2031	1,570,000	1,397,228
4.75%, 6/15/2046	2,329,000	1,940,796
Emera, Inc. (Canada) Series 16-A, (3-MONTH SOFR + 5.44%), 6.75%, 6/15/2076 (c)	2,043,000	2,055,826
Enel Finance International NV (Italy)
5.13%, 6/26/2029 (a)	1,085,000	1,112,096
5.50%, 6/26/2034 (a)	3,260,000	3,344,441
Entergy Arkansas LLC
4.00%, 6/1/2028	13,000	12,998
2.65%, 6/15/2051	274,000	160,862
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
5.75%, 6/1/2054	150,000	149,334
Entergy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (c)	6,620,000	6,894,422
Entergy Louisiana LLC
2.40%, 10/1/2026	69,000	67,720
1.60%, 12/15/2030	500,000	437,527
5.15%, 9/15/2034	650,000	657,940
2.90%, 3/15/2051	823,000	510,164
5.70%, 3/15/2054	1,230,000	1,201,272
Entergy Mississippi LLC
5.00%, 9/1/2033	535,000	540,775
3.50%, 6/1/2051	20,000	13,649
5.85%, 6/1/2054	3,215,000	3,188,150
5.80%, 4/15/2055	779,000	775,527
Entergy Texas Restoration Funding LLC Series A-2, 3.70%, 12/15/2035	215,000	201,793
Entergy Texas, Inc.
1.75%, 3/15/2031	535,000	466,753
5.55%, 9/15/2054	4,039,000	3,847,764
Evergy Kansas Central, Inc. 4.13%, 3/1/2042	240,000	199,880
Eversource Energy
4.60%, 7/1/2027	31,000	31,199
5.45%, 3/1/2028	100,000	102,848
3.38%, 3/1/2032	365,000	334,684
Exelon Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.50%, 3/15/2055 (c)	1,840,000	1,900,561
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	1,570,000	1,543,014
FirstEnergy Corp. Series B, 3.90%, 7/15/2027 (h)	2,330,000	2,312,990
FirstEnergy Transmission LLC
2.87%, 9/15/2028 (a)	965,000	927,526
4.55%, 4/1/2049 (a)	350,000	290,348
Florida Power & Light Co.
3.70%, 12/1/2047	60,000	45,291
5.30%, 4/1/2053	390,000	371,743
5.70%, 3/15/2055	2,350,000	2,352,509
Georgia Power Co. 5.25%, 3/15/2034	3,515,000	3,602,844
Interstate Power and Light Co. 4.95%, 9/30/2034	165,000	162,618
ITC Holdings Corp.
4.95%, 9/22/2027 (a)	432,000	437,556
2.95%, 5/14/2030 (a)	405,000	380,574
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electric Utilities — continued
5.40%, 6/1/2033 (a)	300,000	305,430
5.65%, 5/9/2034 (a)	7,615,000	7,883,459
Jersey Central Power & Light Co. 2.75%, 3/1/2032 (a)	4,350,000	3,862,718
Kentucky Utilities Co. 5.13%, 11/1/2040	404,000	392,793
MidAmerican Energy Co.
3.65%, 4/15/2029	46,000	45,385
5.85%, 9/15/2054	110,000	112,949
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (a)	430,000	428,702
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	240,000	206,507
Monongahela Power Co. 5.85%, 2/15/2034 (a)	210,000	220,834
Nevada Power Co. 6.00%, 3/15/2054	600,000	605,306
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/2025	430,000	430,000
5.00%, 7/15/2032	60,000	60,977
5.25%, 2/28/2053	80,000	73,231
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (c)	620,000	655,036
5.90%, 3/15/2055	3,780,000	3,765,157
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.38%, 8/15/2055 (c)	1,110,000	1,144,278
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.50%, 8/15/2055 (c)	3,835,000	4,016,767
Northern States Power Co. 2.60%, 6/1/2051	368,000	220,966
NRG Energy, Inc.
2.45%, 12/2/2027 (a)	60,000	57,285
3.38%, 2/15/2029 (a)	860,000	814,809
5.25%, 6/15/2029 (a)	2,315,000	2,308,133
6.00%, 2/1/2033 (a)	1,620,000	1,641,810
6.25%, 11/1/2034 (a)	930,000	953,480
OGE Energy Corp. 5.45%, 5/15/2029	330,000	342,928
Ohio Power Co. Series R, 2.90%, 10/1/2051	225,000	135,268
Oklahoma Gas and Electric Co. 5.40%, 1/15/2033	100,000	103,707
Oncor Electric Delivery Co. LLC
3.10%, 9/15/2049	290,000	189,798
4.95%, 9/15/2052	400,000	355,401
Pacific Gas and Electric Co.
2.95%, 3/1/2026	110,000	108,919
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	45

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
5.00%, 6/4/2028	1,559,000	1,581,271
4.65%, 8/1/2028	2,200,000	2,202,300
6.10%, 1/15/2029	605,000	631,309
4.55%, 7/1/2030	16,624,000	16,464,119
6.40%, 6/15/2033	860,000	913,498
5.70%, 3/1/2035	4,460,000	4,520,717
4.20%, 6/1/2041	30,000	23,722
3.75%, 8/15/2042 (h)	3,165,000	2,310,873
5.90%, 10/1/2054	2,000,000	1,870,146
Palomino Funding Trust I 7.23%, 5/17/2028 (a)	2,100,000	2,230,275
PG&E Corp.
5.00%, 7/1/2028	946,000	935,226
5.25%, 7/1/2030	760,000	740,673
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (c)	5,270,000	5,229,866
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	965,000	961,988
Series A-3, 5.54%, 7/15/2047	185,000	183,548
Series A-3, 5.53%, 6/1/2049	1,145,000	1,127,888
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	25,000	23,854
Series A-4, 5.21%, 12/1/2047	40,000	38,159
Series A-5, 5.10%, 6/1/2052	70,000	64,275
PPL Capital Funding, Inc. 5.25%, 9/1/2034	195,000	198,074
PPL Electric Utilities Corp.
6.25%, 5/15/2039	382,000	419,142
5.25%, 5/15/2053	70,000	66,327
Public Service Co. of Oklahoma
5.25%, 1/15/2033	155,000	158,323
Series G, 6.63%, 11/15/2037	725,000	792,853
Series K, 3.15%, 8/15/2051	150,000	93,216
Public Service Electric and Gas Co. 4.65%, 3/15/2033	520,000	519,453
RWE Finance US LLC (Germany) 5.88%, 4/16/2034 (a)	660,000	688,685
SCE Recovery Funding LLC Series A-1, 4.70%, 6/15/2040	45,060	44,251
Sigeco Securitization I LLC
Series A1, 5.03%, 11/15/2036	47,254	48,050
Series A2, 5.17%, 5/15/2041	49,000	48,784
Southern California Edison Co.
5.30%, 3/1/2028	719,000	734,897
5.65%, 10/1/2028	600,000	621,214
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electric Utilities — continued
5.25%, 3/15/2030	2,950,000	3,018,391
Series G, 2.50%, 6/1/2031	775,000	685,687
5.45%, 6/1/2031	530,000	548,263
5.95%, 11/1/2032	2,000,000	2,103,884
5.20%, 6/1/2034	7,538,000	7,499,039
5.45%, 3/1/2035	4,932,000	4,966,932
Series C, 4.13%, 3/1/2048	238,000	179,732
Series 20A, 2.95%, 2/1/2051	430,000	260,287
5.88%, 12/1/2053	3,376,000	3,206,091
5.75%, 4/15/2054	390,000	364,988
5.90%, 3/1/2055	320,000	305,571
Southern Co. (The)
5.50%, 3/15/2029	390,000	406,551
5.20%, 6/15/2033	109,000	111,350
Southwestern Electric Power Co.
5.30%, 4/1/2033	130,000	132,066
3.25%, 11/1/2051	210,000	135,391
Southwestern Public Service Co. 4.50%, 8/15/2041	74,000	64,884
Trinidad Generation UnLtd. (Trinidad And Tobago) 7.75%, 6/16/2033 (a)	997,000	1,045,544
Tucson Electric Power Co.
1.50%, 8/1/2030	448,000	389,945
4.85%, 12/1/2048	232,000	201,367
5.50%, 4/15/2053	115,000	108,210
Union Electric Co.
5.20%, 4/1/2034	400,000	409,543
5.45%, 3/15/2053	555,000	530,603
5.25%, 1/15/2054	1,450,000	1,333,386
5.13%, 3/15/2055	1,365,000	1,244,724
Virginia Electric and Power Co. 5.70%, 8/15/2053	730,000	715,841
Vistra Operations Co. LLC
5.05%, 12/30/2026 (a)	3,115,000	3,137,939
5.63%, 2/15/2027 (a)	1,870,000	1,870,757
5.00%, 7/31/2027 (a)	420,000	418,866
4.38%, 5/1/2029 (a)	300,000	293,222
4.30%, 7/15/2029 (a)	3,000,000	2,970,365
7.75%, 10/15/2031 (a)	2,605,000	2,767,763
6.00%, 4/15/2034 (a)	4,405,000	4,589,139
5.70%, 12/30/2034 (a)	1,370,000	1,396,725
Wisconsin Public Service Corp. 4.75%, 11/1/2044	69,000	61,588
		190,270,906
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electrical Equipment — 0.0% ^
Eaton Corp. 4.15%, 3/15/2033	400,000	390,671
EnerSys
4.38%, 12/15/2027 (a)	630,000	619,045
6.63%, 1/15/2032 (a)	500,000	515,013
Sensata Technologies BV
4.00%, 4/15/2029 (a)	700,000	670,479
5.88%, 9/1/2030 (a)	400,000	403,472
		2,598,680
Electronic Equipment, Instruments & Components — 0.1%
Coherent Corp. 5.00%, 12/15/2029 (a)	1,625,000	1,596,976
Insight Enterprises, Inc. 6.63%, 5/15/2032 (a)	1,245,000	1,281,808
Sensata Technologies, Inc.
4.38%, 2/15/2030 (a)	280,000	269,559
6.63%, 7/15/2032 (a)	1,420,000	1,466,634
		4,614,977
Energy Equipment & Services — 0.1%
Archrock Partners LP
6.88%, 4/1/2027 (a)	173,000	173,158
6.25%, 4/1/2028 (a)	655,000	657,194
6.63%, 9/1/2032 (a)	415,000	425,411
Baker Hughes Holdings LLC
2.06%, 12/15/2026	400,000	389,305
4.08%, 12/15/2047	350,000	272,420
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (a)	740,000	784,905
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (a)	460,974	444,264
Nabors Industries, Inc. 7.38%, 5/15/2027 (a)	610,000	620,167
Noble Finance II LLC 8.00%, 4/15/2030 (a)	710,000	735,059
Precision Drilling Corp. (Canada) 7.13%, 1/15/2026 (a)	255,000	254,888
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (a)	214,000	213,459
Valaris Ltd. 8.38%, 4/30/2030 (a)	1,110,000	1,155,605
Yinson Boronia Production BV (Brazil) 8.95%, 7/31/2042 (a)	490,545	535,221
		6,661,056
Entertainment — 0.1%
Cinemark USA, Inc.
5.25%, 7/15/2028 (a)	425,000	422,398
7.00%, 8/1/2032 (a)	430,000	445,517
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Entertainment — continued
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (a)	2,000	2,000
6.50%, 5/15/2027 (a)	1,395,000	1,409,632
4.75%, 10/15/2027 (a)	400,000	396,670
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	115,000	114,162
5.40%, 6/12/2029	616,000	639,358
5.60%, 6/12/2034	2,459,000	2,552,664
Walt Disney Co. (The) 3.60%, 1/13/2051	2,710,000	1,989,023
Warnermedia Holdings, Inc. 4.28%, 3/15/2032	530,000	457,390
		8,428,814
Financial Services — 0.5%
Block, Inc.
5.63%, 8/15/2030 (a)	243,000	248,395
3.50%, 6/1/2031	755,000	697,473
6.50%, 5/15/2032	2,304,000	2,387,241
6.00%, 8/15/2033 (a)	194,000	199,170
Boost Newco Borrower LLC 7.50%, 1/15/2031 (a)	1,155,000	1,225,383
CFIN 2022-RTL1 Issuer LLC
Class A, 0.00%, 8/17/2027 ‡	2,426,616	2,426,617
Class B, 0.00%, 8/17/2027 ‡	5,363,828	5,363,828
Commercial Credit, Inc. Series QIB, 8.75%, 8/30/2030 (a)	7,000,000	7,016,843
Fiserv, Inc.
3.20%, 7/1/2026	170,000	168,427
5.35%, 3/15/2031	300,000	312,353
Global Payments, Inc. 3.20%, 8/15/2029	72,000	68,365
Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (a)	1,935,000	1,931,390
Nationwide Building Society (United Kingdom)
(SOFR + 1.29%), 2.97%, 2/16/2028 (a) (c)	320,000	313,651
(3-MONTH SOFR + 1.45%), 4.30%, 3/8/2029 (a) (c)	350,000	349,909
5.13%, 7/29/2029 (a)	771,000	795,321
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	1,097,000	1,189,501
NTT Finance Corp. (Japan) 5.14%, 7/2/2031 (a)	1,000,000	1,028,172
Rocket Cos., Inc.
6.13%, 8/1/2030 (a)	714,000	734,670
6.38%, 8/1/2033 (a)	1,216,000	1,261,874
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	1,095,000	1,071,849
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	47

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Financial Services — continued
3.63%, 3/1/2029 (a)	905,000	862,791
Shell International Finance BV
2.88%, 11/26/2041	620,000	445,551
3.63%, 8/21/2042	200,000	157,639
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	1,516,000	1,571,887
Siemens Financieringsmaatschappij NV (Germany) 3.30%, 9/15/2046 (a)	350,000	256,271
STReAM 2008 BV (Netherlands) 0.00%, 2/15/2030 ‡	1,974,424	1,974,424
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	2,378,464	2,378,464
Visa, Inc. 2.70%, 4/15/2040	300,000	227,765
		36,665,224
Food Products — 1.0%
Bimbo Bakeries USA, Inc. (Mexico) 6.05%, 1/15/2029 (a)	200,000	209,216
Bunge Ltd. Finance Corp.
3.20%, 4/21/2031	805,000	750,318
2.75%, 5/14/2031	385,000	351,741
Darling Ingredients, Inc.
5.25%, 4/15/2027 (a)	55,000	54,873
6.00%, 6/15/2030 (a)	930,000	940,084
Grupo Nutresa SA (Colombia) 9.00%, 5/12/2035 (a)	1,250,000	1,383,250
JBS USA Holding Lux SARL
3.75%, 12/1/2031	305,000	286,674
3.63%, 1/15/2032	3,045,000	2,806,477
3.00%, 5/15/2032	910,000	805,879
5.50%, 1/15/2036 (a)	10,330,000	10,364,083
6.38%, 4/15/2066 (a)	520,000	512,618
JBS USA LUX SARL 5.95%, 4/20/2035 (a)	2,619,000	2,722,765
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (a)	870,000	834,114
Mars, Inc.
4.80%, 3/1/2030 (a)	18,370,000	18,721,025
5.00%, 3/1/2032 (a)	18,010,000	18,382,134
5.20%, 3/1/2035 (a)	9,510,000	9,598,164
5.65%, 5/1/2045 (a)	1,030,000	1,015,386
Post Holdings, Inc.
5.50%, 12/15/2029 (a)	1,090,000	1,086,616
6.25%, 2/15/2032 (a)	878,000	901,939
		71,727,356
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Gas Utilities — 0.0% ^
Atmos Energy Corp.
5.50%, 6/15/2041	52,000	52,422
5.75%, 10/15/2052	185,000	183,875
5.00%, 12/15/2054	1,048,000	943,755
Boston Gas Co. 3.00%, 8/1/2029 (a)	37,000	35,331
Piedmont Natural Gas Co., Inc.
3.35%, 6/1/2050	768,000	514,044
5.05%, 5/15/2052	100,000	87,901
Southern California Gas Co. Series XX, 2.55%, 2/1/2030	393,000	366,132
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	925,000	888,767
		3,072,227
Ground Transportation — 0.4%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	1,323,000	1,317,496
4.75%, 4/1/2028 (a)	105,000	101,721
5.38%, 3/1/2029 (a)	560,000	543,322
8.00%, 2/15/2031 (a)	570,000	588,120
Burlington Northern Santa Fe LLC
6.15%, 5/1/2037	250,000	274,735
3.55%, 2/15/2050	708,000	511,268
5.20%, 4/15/2054	850,000	793,047
5.50%, 3/15/2055	6,280,000	6,100,522
Canadian Pacific Railway Co. (Canada)
2.88%, 11/15/2029	1,125,000	1,068,674
3.10%, 12/2/2051	601,000	390,667
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (a)	1,185,000	1,255,029
8.63%, 5/15/2032 (a)	200,000	215,422
Hertz Corp. (The) 4.63%, 12/1/2026 (a)	860,000	797,161
Norfolk Southern Corp. 3.95%, 10/1/2042	50,000	40,940
Penske Truck Leasing Co. LP
1.20%, 11/15/2025 (a)	376,000	373,455
5.25%, 7/1/2029 (a)	1,200,000	1,236,481
RXO, Inc. 7.50%, 11/15/2027 (a)	510,000	519,945
SMBC Aviation Capital Finance DAC (Ireland) 5.30%, 4/3/2029 (a)	980,000	1,006,750
Uber Technologies, Inc.
4.80%, 9/15/2034	6,785,000	6,707,419
5.35%, 9/15/2054	3,270,000	3,070,341
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Ground Transportation — continued
XPO, Inc.
6.25%, 6/1/2028 (a)	330,000	335,731
7.13%, 6/1/2031 (a)	2,060,000	2,144,308
		29,392,554
Health Care Equipment & Supplies — 0.2%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	1,551,000	1,526,474
Baxter International, Inc.
1.73%, 4/1/2031	1,500,000	1,283,641
3.13%, 12/1/2051	500,000	307,056
DH Europe Finance II SARL 3.25%, 11/15/2039	250,000	201,994
Hologic, Inc. 3.25%, 2/15/2029 (a)	605,000	577,997
Medline Borrower LP
3.88%, 4/1/2029 (a)	4,240,000	4,071,446
6.25%, 4/1/2029 (a)	653,000	670,824
5.25%, 10/1/2029 (a)	60,000	59,417
Zimmer Biomet Holdings, Inc. 5.50%, 2/19/2035	2,809,000	2,898,327
		11,597,176
Health Care Providers & Services — 0.7%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	1,395,000	1,387,965
5.00%, 4/15/2029 (a)	175,000	171,046
AdaptHealth LLC 4.63%, 8/1/2029 (a)	95,000	89,822
Aetna, Inc. 4.75%, 3/15/2044	200,000	167,678
Cencora, Inc. 5.13%, 2/15/2034	770,000	778,484
Cigna Group (The)
2.38%, 3/15/2031	135,000	121,063
5.13%, 5/15/2031	470,000	486,710
DaVita, Inc. 4.63%, 6/1/2030 (a)	1,700,000	1,636,631
Encompass Health Corp.
4.50%, 2/1/2028	180,000	178,275
4.75%, 2/1/2030	1,180,000	1,163,292
4.63%, 4/1/2031	80,000	77,564
HCA, Inc.
4.50%, 2/15/2027	580,000	580,459
5.63%, 9/1/2028	3,750,000	3,867,829
3.50%, 9/1/2030	4,512,000	4,300,136
2.38%, 7/15/2031	1,130,000	996,192
5.60%, 4/1/2034	4,410,000	4,532,579
5.25%, 6/15/2049	865,000	763,648
3.50%, 7/15/2051	30,000	19,688
4.63%, 3/15/2052	1,975,000	1,568,405
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Health Care Providers & Services — continued
5.90%, 6/1/2053	885,000	845,391
6.00%, 4/1/2054	4,590,000	4,429,674
Owens & Minor, Inc. 4.50%, 3/31/2029 (a)	1,235,000	1,048,915
Quest Diagnostics, Inc.
4.63%, 12/15/2029	800,000	812,322
2.95%, 6/30/2030	55,000	51,704
6.40%, 11/30/2033	580,000	639,024
5.00%, 12/15/2034	3,055,000	3,059,392
Tenet Healthcare Corp.
4.63%, 6/15/2028	1,135,000	1,122,120
4.25%, 6/1/2029	3,713,000	3,614,691
4.38%, 1/15/2030	955,000	927,372
6.13%, 6/15/2030	1,075,000	1,091,455
6.75%, 5/15/2031	805,000	836,684
Triad Holdings III LLC 0.00%, 4/1/2052 ‡	4,439,152	4,439,151
UnitedHealth Group, Inc.
5.35%, 2/15/2033	2,640,000	2,730,973
5.70%, 10/15/2040	800,000	815,497
4.63%, 11/15/2041	232,000	205,817
3.25%, 5/15/2051	485,000	316,482
5.88%, 2/15/2053	395,000	390,325
5.38%, 4/15/2054	2,351,000	2,170,048
		52,434,503
Health Care REITs — 0.0% ^
Alexandria Real Estate Equities, Inc.
3.38%, 8/15/2031	450,000	420,934
1.88%, 2/1/2033	317,000	256,867
5.15%, 4/15/2053	30,000	26,258
Healthpeak OP LLC
2.13%, 12/1/2028	64,000	59,880
3.00%, 1/15/2030	87,000	82,327
Sabra Health Care LP 3.20%, 12/1/2031	120,000	108,428
Ventas Realty LP
3.25%, 10/15/2026	650,000	642,259
5.63%, 7/1/2034	585,000	605,089
5.00%, 1/15/2035	1,000,000	988,654
		3,190,696
Health Care Technology — 0.1%
IQVIA, Inc.
5.00%, 5/15/2027 (a)	200,000	199,193
6.25%, 6/1/2032 (a)	3,611,000	3,722,280
		3,921,473
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	49

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP
4.75%, 10/15/2027	425,000	423,916
7.25%, 7/15/2028 (a)	1,075,000	1,106,436
6.50%, 4/1/2032 (a)	2,205,000	2,266,308
6.50%, 6/15/2033 (a)	220,000	227,231
		4,023,891
Hotels, Restaurants & Leisure — 0.6%
Acushnet Co. 7.38%, 10/15/2028 (a)	585,000	611,457
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	1,342,000	1,317,500
Caesars Entertainment, Inc.
7.00%, 2/15/2030 (a)	1,845,000	1,907,948
6.50%, 2/15/2032 (a)	2,953,000	3,027,368
Carnival Corp.
4.00%, 8/1/2028 (a)	460,000	451,784
6.00%, 5/1/2029 (a)	1,000,000	1,012,967
5.75%, 8/1/2032 (a)	2,036,000	2,069,594
6.13%, 2/15/2033 (a)	3,320,000	3,409,321
Hilton Domestic Operating Co., Inc.
5.75%, 5/1/2028 (a)	285,000	285,523
3.75%, 5/1/2029 (a)	375,000	359,640
4.88%, 1/15/2030	1,330,000	1,326,335
5.88%, 3/15/2033 (a)	1,879,000	1,917,582
5.75%, 9/15/2033 (a)	772,000	778,369
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	955,000	952,464
McDonald's Corp.
3.63%, 9/1/2049	430,000	312,336
5.15%, 9/9/2052	1,247,000	1,146,540
MGM Resorts International
4.75%, 10/15/2028	720,000	715,624
6.13%, 9/15/2029	1,410,000	1,440,116
6.50%, 4/15/2032	755,000	774,820
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (a)	2,655,000	2,697,422
6.25%, 3/15/2032 (a)	1,205,000	1,243,656
6.00%, 2/1/2033 (a)	3,149,000	3,230,783
Six Flags Entertainment Corp.
6.50%, 10/1/2028	933,000	938,518
5.25%, 7/15/2029	1,090,000	1,055,365
7.25%, 5/15/2031 (a)	960,000	964,599
6.63%, 5/1/2032 (a)	911,000	925,805
Starbucks Corp. 3.35%, 3/12/2050	5,000	3,339
Station Casinos LLC 4.50%, 2/15/2028 (a)	1,185,000	1,167,972
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	1,328,000	1,375,530
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Hotels, Restaurants & Leisure — continued
Wynn Las Vegas LLC 5.25%, 5/15/2027 (a)	125,000	125,083
Wynn Macau Ltd. (Macau) 5.63%, 8/26/2028 (a)	650,000	645,421
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	2,080,000	2,076,026
7.13%, 2/15/2031 (a)	1,075,000	1,157,148
6.25%, 3/15/2033 (a)	972,000	983,959
		42,407,914
Household Durables — 0.1%
Newell Brands, Inc.
8.50%, 6/1/2028 (a)	420,000	443,405
6.63%, 9/15/2029	1,035,000	1,040,030
6.38%, 5/15/2030	237,000	233,736
6.63%, 5/15/2032	1,635,000	1,595,988
6.87%, 4/1/2036 (h)	310,000	302,923
Somnigroup International, Inc. 4.00%, 4/15/2029 (a)	1,995,000	1,917,638
		5,533,720
Household Products — 0.0% ^
Central Garden & Pet Co.
5.13%, 2/1/2028	145,000	144,350
4.13%, 10/15/2030	825,000	780,320
Energizer Holdings, Inc. 4.75%, 6/15/2028 (a)	1,040,000	1,022,660
		1,947,330
Independent Power and Renewable Electricity Producers — 0.3%
Calpine Corp.
4.50%, 2/15/2028 (a)	285,000	282,267
5.13%, 3/15/2028 (a)	8,555,000	8,548,727
4.63%, 2/1/2029 (a)	4,280,000	4,228,724
5.00%, 2/1/2031 (a)	343,000	340,201
Constellation Energy Generation LLC
6.25%, 10/1/2039	585,000	627,469
5.75%, 10/1/2041	1,120,000	1,128,513
5.60%, 6/15/2042	923,000	906,011
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Mexico) 7.25%, 1/31/2041 (a)	1,001,403	1,029,172
Saavi Energia SARL (Mexico) 8.88%, 2/10/2035 (a)	1,883,000	2,001,271
		19,092,355
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	650,000	604,478
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Industrial REITs — 0.0% ^
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	590,000	581,706
Prologis LP
1.75%, 7/1/2030	149,000	132,581
4.75%, 6/15/2033	640,000	641,212
5.25%, 3/15/2054	596,000	557,349
		1,912,848
Insurance — 0.3%
Allianz SE (Germany) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 5.60%, 9/3/2054 (a) (c)	1,800,000	1,829,162
Aon Corp. 5.35%, 2/28/2033	165,000	170,766
Aon North America, Inc. 5.75%, 3/1/2054	350,000	342,842
Berkshire Hathaway Finance Corp.
2.50%, 1/15/2051	200,000	118,075
3.85%, 3/15/2052	715,000	542,947
CNO Global Funding
5.88%, 6/4/2027 (a)	1,000,000	1,025,813
4.95%, 9/9/2029 (a)	850,000	869,404
Corebridge Global Funding 4.90%, 8/21/2032 (a)	1,473,000	1,477,258
Guardian Life Global Funding
5.74%, 10/2/2028 (a)	500,000	523,426
4.18%, 9/26/2029 (a)	490,000	490,426
HUB International Ltd. 7.25%, 6/15/2030 (a)	405,000	423,619
Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	42,000	41,961
MetLife, Inc.
4.13%, 8/13/2042	329,000	276,079
5.00%, 7/15/2052	350,000	315,472
Metropolitan Life Global Funding I
2.40%, 1/11/2032 (a)	5,200,000	4,554,127
5.15%, 3/28/2033 (a)	880,000	904,760
New York Life Global Funding 3.00%, 1/10/2028 (a)	51,000	49,819
New York Life Insurance Co.
5.88%, 5/15/2033 (a)	2,919,000	3,071,970
4.45%, 5/15/2069 (a)	50,000	38,175
Northwestern Mutual Global Funding 5.16%, 5/28/2031 (a)	630,000	653,135
Pine Street Trust III 6.22%, 5/15/2054 (a)	450,000	446,948
Pricoa Global Funding I 5.55%, 8/28/2026 (a)	175,000	177,338
Principal Financial Group, Inc. 4.11%, 2/15/2028 (a)	641,000	639,567
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Insurance — continued
Principal Life Global Funding II 5.10%, 1/25/2029 (a)	400,000	410,381
Protective Life Global Funding 5.47%, 12/8/2028 (a)	543,000	563,579
Prudential Funding Asia plc (Hong Kong) 3.13%, 4/14/2030	470,000	448,850
Teachers Insurance & Annuity Association of America 4.27%, 5/15/2047 (a)	800,000	644,736
		21,050,635
Interactive Media & Services — 0.1%
Meta Platforms, Inc.
5.60%, 5/15/2053	2,355,000	2,328,011
5.40%, 8/15/2054	3,640,000	3,491,789
Snap, Inc. 6.88%, 3/1/2033 (a)	728,000	735,567
		6,555,367
IT Services — 0.1%
Accenture Capital, Inc. 4.50%, 10/4/2034	1,010,000	986,476
CGI, Inc. (Canada) 1.45%, 9/14/2026	170,000	165,507
CoreWeave, Inc. 9.25%, 6/1/2030 (a)	545,000	546,954
Identity Digital Ltd. (Ireland) 6.79%, 3/20/2065 ‡	6,000,000	6,105,000
		7,803,937
Leisure Products — 0.0% ^
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (a)	995,000	1,038,163
Life Sciences Tools & Services — 0.0% ^
Charles River Laboratories International, Inc. 4.00%, 3/15/2031 (a)	1,095,000	1,012,989
Machinery — 0.1%
ATS Corp. (Canada) 4.13%, 12/15/2028 (a)	1,330,000	1,272,299
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	2,125,000	2,227,189
Esab Corp. 6.25%, 4/15/2029 (a)	727,000	747,512
Hillenbrand, Inc. 3.75%, 3/1/2031	1,444,000	1,327,654
Parker-Hannifin Corp. 4.25%, 9/15/2027	300,000	301,057
Terex Corp.
5.00%, 5/15/2029 (a)	275,000	270,498
6.25%, 10/15/2032 (a)	861,000	871,583
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	765,000	791,075
Wabash National Corp. 4.50%, 10/15/2028 (a)	750,000	688,334
		8,497,201
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	51

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Marine Transportation — 0.0% ^
MV24 Capital BV (Brazil) 6.75%, 6/1/2034 (a)	439,392	430,648
Yinson Bergenia Production BV (Brazil) 8.50%, 1/31/2045 (a)	2,091,000	2,191,368
		2,622,016
Media — 1.1%
Charter Communications Operating LLC
2.25%, 1/15/2029	2,315,000	2,153,844
2.30%, 2/1/2032	6,260,000	5,303,820
6.65%, 2/1/2034	3,670,000	3,914,607
6.55%, 6/1/2034	3,305,000	3,505,911
5.85%, 12/1/2035 (j)	1,580,000	1,582,791
3.50%, 6/1/2041	85,000	61,104
3.50%, 3/1/2042	985,000	699,243
3.70%, 4/1/2051	40,000	25,760
Clear Channel Outdoor Holdings, Inc.
7.13%, 2/15/2031 (a)	1,680,000	1,706,507
7.50%, 3/15/2033 (a)	840,000	854,996
Comcast Corp.
2.65%, 2/1/2030	2,230,000	2,090,299
4.25%, 10/15/2030	1,344,000	1,345,937
1.95%, 1/15/2031	7,000,000	6,202,975
1.50%, 2/15/2031	450,000	388,011
5.30%, 6/1/2034	540,000	555,840
3.90%, 3/1/2038	515,000	448,386
3.25%, 11/1/2039	813,000	640,264
2.80%, 1/15/2051	4,090,000	2,424,426
2.89%, 11/1/2051	1,520,000	910,032
4.05%, 11/1/2052	500,000	372,518
5.35%, 5/15/2053	2,585,000	2,371,457
2.94%, 11/1/2056	11,809,000	6,799,042
2.99%, 11/1/2063	2,200,000	1,223,644
CSC Holdings LLC
6.50%, 2/1/2029 (a)	1,570,000	1,237,377
4.50%, 11/15/2031 (a)	200,000	129,743
Directv Financing LLC 5.88%, 8/15/2027 (a)	956,000	951,219
DISH DBS Corp. 5.25%, 12/1/2026 (a)	175,000	169,757
DISH Network Corp. 11.75%, 11/15/2027 (a)	2,615,000	2,764,757
EchoStar Corp. 10.75%, 11/30/2029	2,270,000	2,443,087
Gray Media, Inc.
10.50%, 7/15/2029 (a)	1,075,000	1,170,085
4.75%, 10/15/2030 (a)	100,000	75,056
5.38%, 11/15/2031 (a)	135,000	99,532
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Media — continued
7.25%, 8/15/2033 (a)	825,000	812,761
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	1,740,000	1,490,809
10.88%, 5/1/2030 (a)	20,000	11,832
7.75%, 8/15/2030 (a)	231,400	183,606
Lamar Media Corp.
3.75%, 2/15/2028	215,000	209,044
4.00%, 2/15/2030	1,150,000	1,093,238
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	2,865,000	2,861,894
4.75%, 11/1/2028 (a)	615,000	603,693
Outfront Media Capital LLC 7.38%, 2/15/2031 (a)	1,215,000	1,282,098
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	270,000	239,151
Sinclair Television Group, Inc.
4.38%, 12/31/2032 (a)	165,000	117,041
8.13%, 2/15/2033 (a)	500,000	512,250
Sirius XM Radio LLC
4.00%, 7/15/2028 (a)	5,460,000	5,269,356
5.50%, 7/1/2029 (a)	2,405,000	2,401,567
4.13%, 7/1/2030 (a)	867,000	806,141
Stagwell Global LLC 5.63%, 8/15/2029 (a)	1,115,000	1,075,433
TEGNA, Inc.
4.63%, 3/15/2028	1,058,000	1,049,232
5.00%, 9/15/2029	1,382,000	1,383,435
Time Warner Cable LLC 5.50%, 9/1/2041	2,140,000	1,933,607
Univision Communications, Inc.
8.00%, 8/15/2028 (a)	695,000	721,359
7.38%, 6/30/2030 (a)	190,000	191,037
		78,870,611
Metals & Mining — 0.3%
Alumina Pty. Ltd.
6.13%, 3/15/2030 (a)	465,000	472,500
6.38%, 9/15/2032 (a)	562,000	573,130
BHP Billiton Finance USA Ltd. (Australia) 4.90%, 2/28/2033	100,000	101,183
Big River Steel LLC 6.63%, 1/31/2029 (a)	635,000	636,026
Carpenter Technology Corp. 6.38%, 7/15/2028	795,000	797,366
Cleveland-Cliffs, Inc.
5.88%, 6/1/2027	695,000	694,158
4.63%, 3/1/2029 (a)	310,000	293,674
6.75%, 4/15/2030 (a)	1,800,000	1,820,061
7.50%, 9/15/2031 (a)	255,000	258,503
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Metals & Mining — continued
Freeport-McMoRan, Inc.
4.63%, 8/1/2030	231,000	231,509
5.45%, 3/15/2043	1,815,000	1,718,124
Glencore Funding LLC (Australia)
3.88%, 10/27/2027 (a)	40,000	39,611
6.13%, 10/6/2028 (a)	2,000,000	2,100,346
5.19%, 4/1/2030 (a)	360,000	370,018
2.50%, 9/1/2030 (a)	37,000	33,776
2.85%, 4/27/2031 (a)	435,000	396,586
5.63%, 4/4/2034 (a)	10,770,000	11,050,681
Newmont Corp. 5.75%, 11/15/2041	300,000	302,197
Novelis Corp. 6.38%, 8/15/2033 (a)	284,000	286,917
Rio Tinto Finance USA Ltd. (Australia) 5.20%, 11/2/2040	20,000	19,730
Rio Tinto Finance USA plc (Australia) 4.13%, 8/21/2042	370,000	313,554
United States Steel Corp. 6.88%, 3/1/2029	147,000	148,104
		22,657,754
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Arbor Realty SR, Inc.
Series QIB, 9.00%, 10/15/2027 (a)	10,000,000	9,977,182
Series QIB, 5.00%, 12/30/2028 (a)	1,925,000	1,709,956
Great Ajax Operating Partnership LP Series QIB, 9.88%, 9/1/2027 (a) (h)	1,000,000	980,109
ReadyCap Holdings LLC Series QIB, 9.38%, 3/1/2028 (a)	12,000,000	11,901,187
Resurgent 6.78%, 7/1/2030 ‡	5,000,000	5,000,000
Starwood Property Trust, Inc. 7.25%, 4/1/2029 (a)	1,625,000	1,702,925
		31,271,359
Multi-Utilities — 0.4%
Ameren Corp.
1.95%, 3/15/2027	20,000	19,328
3.50%, 1/15/2031	1,541,000	1,472,407
Ameren Illinois Co.
4.95%, 6/1/2033	750,000	762,871
5.55%, 7/1/2054	650,000	637,351
Berkshire Hathaway Energy Co. 5.15%, 11/15/2043	194,000	184,371
Consolidated Edison Co. of New York, Inc.
Series E, 4.65%, 12/1/2048	225,000	193,577
Series A, 4.13%, 5/15/2049	491,000	384,845
Consumers Energy Co.
4.63%, 5/15/2033	365,000	362,342
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Multi-Utilities — continued
3.95%, 5/15/2043	1,610,000	1,316,295
Dominion Energy, Inc.
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (c)	410,000	438,798
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (c)	630,000	658,528
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.21%), 6.63%, 5/15/2055 (c)	5,450,000	5,583,045
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.26%), 6.00%, 2/15/2056 (c)	2,656,000	2,681,810
DTE Energy Co.
4.95%, 7/1/2027	450,000	455,997
4.88%, 6/1/2028	500,000	508,553
Engie SA (France) 5.25%, 4/10/2029 (a)	715,000	735,104
NiSource, Inc.
5.25%, 3/30/2028	275,000	282,567
5.20%, 7/1/2029	650,000	670,604
PG&E Energy Recovery Funding LLC Series A-3, 2.82%, 7/15/2046	70,000	50,032
Puget Sound Energy, Inc.
5.76%, 7/15/2040	140,000	141,229
5.45%, 6/1/2053	30,000	28,367
5.69%, 6/15/2054	3,377,000	3,327,117
San Diego Gas & Electric Co.
4.95%, 8/15/2028	350,000	359,214
2.95%, 8/15/2051	170,000	106,614
5.35%, 4/1/2053	4,070,000	3,794,265
Sempra
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.79%), 6.88%, 10/1/2054 (c)	1,960,000	1,988,900
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.37%, 4/1/2056 (c)	856,000	862,896
Southern Co. Gas Capital Corp. Series 21A, 3.15%, 9/30/2051	710,000	448,546
WEC Energy Group, Inc. 5.60%, 9/12/2026	113,000	114,402
		28,569,975
Office REITs — 0.0% ^
COPT Defense Properties LP 2.25%, 3/15/2026	94,000	92,672
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	53

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — 3.8%
Aker BP ASA (Norway) 5.80%, 10/1/2054 (a)	475,000	424,095
Antero Midstream Partners LP
5.75%, 3/1/2027 (a)	470,000	469,886
5.75%, 1/15/2028 (a)	580,000	581,598
5.38%, 6/15/2029 (a)	1,485,000	1,476,142
Antero Resources Corp. 7.63%, 2/1/2029 (a)	1,023,000	1,043,429
Ascent Resources Utica Holdings LLC
6.63%, 10/15/2032 (a)	245,000	249,412
6.63%, 7/15/2033 (a)	342,000	347,166
Baytex Energy Corp. (Canada) 8.50%, 4/30/2030 (a)	1,644,000	1,678,055
BG Energy Capital plc 5.13%, 10/15/2041 (a)	2,383,000	2,249,591
Blue Racer Midstream LLC
6.63%, 7/15/2026 (a)	850,000	849,980
7.00%, 7/15/2029 (a)	236,000	245,526
7.25%, 7/15/2032 (a)	175,000	185,716
BP Capital Markets America, Inc.
4.81%, 2/13/2033	3,760,000	3,771,983
4.89%, 9/11/2033	710,000	714,099
5.23%, 11/17/2034	7,680,000	7,844,948
3.06%, 6/17/2041	630,000	465,826
3.00%, 2/24/2050	174,000	110,680
2.94%, 6/4/2051	567,000	351,287
3.00%, 3/17/2052	1,085,000	679,426
Buckeye Partners LP
3.95%, 12/1/2026	870,000	859,516
4.13%, 12/1/2027	190,000	186,901
6.88%, 7/1/2029 (a)	1,200,000	1,243,618
California Resources Corp. 7.13%, 2/1/2026 (a)	64,000	63,789
Cheniere Corpus Christi Holdings LLC 3.70%, 11/15/2029	6,500,000	6,314,265
Cheniere Energy Partners LP
4.50%, 10/1/2029	2,794,000	2,788,089
4.00%, 3/1/2031	3,000,000	2,891,030
5.75%, 8/15/2034	12,445,000	12,782,104
Cheniere Energy, Inc. 4.63%, 10/15/2028	5,625,000	5,620,587
Chord Energy Corp. 6.75%, 3/15/2033 (a)	710,000	728,187
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	315,000	327,133
8.63%, 11/1/2030 (a)	1,740,000	1,811,415
8.75%, 7/1/2031 (a)	2,172,000	2,234,384
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
Columbia Pipelines Holding Co. LLC 5.10%, 10/1/2031 (a)	667,000	677,431
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033 (a)	5,910,000	6,256,154
6.50%, 8/15/2043 (a)	210,000	218,283
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	1,430,000	1,409,759
ConocoPhillips Co.
3.80%, 3/15/2052	990,000	715,629
5.55%, 3/15/2054	2,340,000	2,220,261
Coterra Energy, Inc.
3.90%, 5/15/2027	30,000	29,799
5.40%, 2/15/2035	2,260,000	2,250,539
5.90%, 2/15/2055	6,010,000	5,606,247
Crescent Energy Finance LLC
9.25%, 2/15/2028 (a)	1,845,000	1,919,868
8.38%, 1/15/2034 (a)	596,000	604,812
Diamondback Energy, Inc. 4.40%, 3/24/2051	800,000	620,566
Diversified Gas & Oil Corp. 9.75%, 4/9/2029 (k)	21,250,000	20,722,279
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	1,290,000	1,253,723
4.38%, 6/15/2031 (a)	1,090,000	1,048,689
4.30%, 4/15/2032 (a)	3,080,000	2,903,575
Eastern Energy Gas Holdings LLC 5.65%, 10/15/2054	5,420,000	5,174,803
Ecopetrol SA (Colombia)
8.63%, 1/19/2029	600,000	650,040
8.38%, 1/19/2036	757,000	765,478
Enbridge, Inc. (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.50%, 1/15/2084 (c)	3,275,000	3,704,726
Energy Transfer LP
5.25%, 7/1/2029	1,050,000	1,082,932
4.15%, 9/15/2029	1,150,000	1,139,692
5.95%, 5/15/2054	1,000,000	936,312
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.50%, 2/15/2056 (c)	5,215,000	5,181,008
Eni SpA (Italy)
5.75%, 5/19/2035 (a)	2,774,000	2,864,255
5.95%, 5/15/2054 (a)	3,665,000	3,557,942
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	140,000	148,905
Enterprise Products Operating LLC
Series H, 6.65%, 10/15/2034	530,000	596,622
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
5.55%, 2/16/2055	2,285,000	2,180,749
EQT Corp.
7.50%, 6/1/2027 (a)	1,245,000	1,267,779
4.50%, 1/15/2029 (a)	199,000	198,426
4.75%, 1/15/2031 (a)	8,711,000	8,649,396
Expand Energy Corp.
5.38%, 2/1/2029	1,215,000	1,217,290
5.88%, 2/1/2029 (a)	650,000	652,860
6.75%, 4/15/2029 (a)	1,175,000	1,187,790
5.38%, 3/15/2030	370,000	373,732
4.75%, 2/1/2032	9,200,000	8,954,669
Exxon Mobil Corp. 4.23%, 3/19/2040	750,000	674,857
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (a)	15,000	13,708
4.32%, 12/30/2039 (a)	20,000	15,925
FS Luxembourg Sarl (Brazil) 8.63%, 6/25/2033 (a)	1,050,000	1,071,189
FS Luxembourg SARL (Brazil) 8.88%, 2/12/2031 (a)	773,000	810,498
Genesis Energy LP 7.75%, 2/1/2028	1,435,000	1,450,763
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)	477,000	475,485
Greenko Dutch BV (India) 3.85%, 3/29/2026 (a)	352,000	347,952
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	1,426,000	1,458,895
Harvest Midstream I LP 7.50%, 5/15/2032 (a)	965,000	993,577
Hess Corp.
4.30%, 4/1/2027	1,350,000	1,353,133
5.60%, 2/15/2041	7,670,000	7,780,443
Hess Midstream Operations LP
5.88%, 3/1/2028 (a)	185,000	188,101
5.50%, 10/15/2030 (a)	1,490,000	1,498,100
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	2,399,000	2,367,986
Howard Midstream Energy Partners LLC 7.38%, 7/15/2032 (a)	830,000	865,540
Kinder Morgan, Inc.
5.15%, 6/1/2030	4,660,000	4,792,056
5.05%, 2/15/2046	550,000	482,586
3.25%, 8/1/2050	1,000,000	636,151
Kinetik Holdings LP
6.63%, 12/15/2028 (a)	1,090,000	1,121,411
5.88%, 6/15/2030 (a)	6,649,000	6,705,949
Matador Resources Co.
6.50%, 4/15/2032 (a)	1,550,000	1,572,599
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
6.25%, 4/15/2033 (a)	479,000	482,541
MPLX LP
4.80%, 2/15/2031	5,020,000	5,023,776
4.95%, 3/14/2052	55,000	45,294
NGL Energy Operating LLC 8.13%, 2/15/2029 (a)	298,000	303,977
NGPL PipeCo LLC 3.25%, 7/15/2031 (a)	710,000	639,450
Northriver Midstream Finance LP (Canada) 6.75%, 7/15/2032 (a)	195,000	200,259
NuStar Logistics LP
5.63%, 4/28/2027	430,000	432,299
6.38%, 10/1/2030	1,010,000	1,045,746
ONEOK Partners LP 6.65%, 10/1/2036	300,000	324,968
ONEOK, Inc.
6.50%, 9/1/2030 (a)	1,550,000	1,668,062
4.75%, 10/15/2031	1,410,000	1,409,981
5.60%, 4/1/2044	1,975,000	1,811,293
Ovintiv, Inc. 6.25%, 7/15/2033	1,324,000	1,377,694
Permian Resources Operating LLC
5.38%, 1/15/2026 (a)	315,000	314,970
5.88%, 7/1/2029 (a)	2,175,000	2,175,470
9.88%, 7/15/2031 (a)	179,000	194,313
7.00%, 1/15/2032 (a)	405,000	419,908
6.25%, 2/1/2033 (a)	308,000	313,730
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (a)	750,060	713,120
Petroleos Mexicanos (Mexico)
6.88%, 8/4/2026	300,000	301,230
5.35%, 2/12/2028	300,000	293,952
6.84%, 1/23/2030	1,550,000	1,540,700
5.95%, 1/28/2031	500,000	468,500
6.70%, 2/16/2032	2,350,000	2,253,532
10.00%, 2/7/2033	2,800,000	3,126,592
7.69%, 1/23/2050	4,250,000	3,624,357
Pioneer Natural Resources Co. 1.90%, 8/15/2030	2,330,000	2,083,240
Raizen Fuels Finance SA (Brazil) 5.70%, 1/17/2035 (a)	1,114,000	1,017,528
Range Resources Corp. 8.25%, 1/15/2029	1,275,000	1,308,473
Rockies Express Pipeline LLC
4.95%, 7/15/2029 (a)	510,000	501,803
4.80%, 5/15/2030 (a)	440,000	428,428
Sabine Pass Liquefaction LLC
5.00%, 3/15/2027	1,225,000	1,231,931
4.50%, 5/15/2030	4,394,000	4,406,705
Shell Finance US, Inc. 3.75%, 9/12/2046	141,000	108,571
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	55

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
SM Energy Co.
6.75%, 9/15/2026	275,000	274,504
6.63%, 1/15/2027	605,000	605,443
6.75%, 8/1/2029 (a)	1,480,000	1,494,769
7.00%, 8/1/2032 (a)	287,000	289,064
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027	2,715,000	2,738,276
5.03%, 10/1/2029	250,000	253,121
Suncor Energy, Inc. (Canada) 6.80%, 5/15/2038	46,000	49,759
Sunoco LP
6.00%, 4/15/2027	200,000	200,161
5.88%, 3/15/2028	470,000	471,647
7.00%, 5/1/2029 (a)	220,000	228,467
4.50%, 5/15/2029	195,000	190,075
4.50%, 4/30/2030	890,000	860,069
7.25%, 5/1/2032 (a)	1,230,000	1,301,191
Tallgrass Energy Partners LP
6.00%, 3/1/2027 (a)	430,000	429,459
5.50%, 1/15/2028 (a)	60,000	59,899
7.38%, 2/15/2029 (a)	360,000	370,924
6.00%, 12/31/2030 (a)	2,035,000	2,004,878
6.00%, 9/1/2031 (a)	45,000	44,211
TotalEnergies Capital International SA (France)
2.99%, 6/29/2041	270,000	200,230
3.46%, 7/12/2049	924,000	649,829
TotalEnergies Capital SA (France)
5.49%, 4/5/2054	5,280,000	5,025,924
5.64%, 4/5/2064	2,705,000	2,594,974
TransCanada PipeLines Ltd. (Canada)
4.63%, 3/1/2034	1,650,000	1,590,438
5.85%, 3/15/2036	1,000,000	1,036,697
Transcanada Trust (Canada) (SOFR + 4.42%), 5.50%, 9/15/2079 (c)	6,160,000	6,068,226
Venture Global Calcasieu Pass LLC
3.88%, 8/15/2029 (a)	507,000	486,056
3.88%, 11/1/2033 (a)	1,803,000	1,606,124
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	3,000,000	3,108,609
9.50%, 2/1/2029 (a)	465,000	511,228
7.00%, 1/15/2030 (a)	420,000	432,787
8.38%, 6/1/2031 (a)	1,375,000	1,442,620
9.88%, 2/1/2032 (a)	650,000	707,771
Venture Global Plaquemines LNG LLC
6.50%, 1/15/2034 (a)	2,270,000	2,369,805
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
6.75%, 1/15/2036 (a)	495,000	519,478
Vital Energy, Inc.
7.75%, 7/31/2029 (a)	410,000	409,957
7.88%, 4/15/2032 (a)	490,000	482,792
Williams Cos., Inc. (The)
4.65%, 8/15/2032	2,635,000	2,601,535
5.80%, 11/15/2054	2,000,000	1,937,754
6.00%, 3/15/2055	3,435,000	3,416,095
		287,867,026
Passenger Airlines — 0.1%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	731,250	731,805
7.25%, 2/15/2028 (a)	245,000	251,353
5.75%, 4/20/2029 (a)	4,525,000	4,549,974
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	680,000	675,712
United Airlines Pass-Through Trust Series 2016-2, Class A, 3.10%, 10/7/2028	6,236	5,880
United Airlines, Inc. 4.63%, 4/15/2029 (a)	1,680,000	1,653,277
		7,868,001
Personal Care Products — 0.0% ^
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	595,000	592,085
Kenvue, Inc. 5.10%, 3/22/2043	300,000	287,617
Perrigo Finance Unlimited Co.
4.90%, 6/15/2030 (h)	765,000	748,668
6.13%, 9/30/2032	728,000	732,541
		2,360,911
Pharmaceuticals — 0.5%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	754,000	782,917
Bausch Health Cos., Inc. 4.88%, 6/1/2028 (a)	280,000	252,700
Bristol-Myers Squibb Co.
5.75%, 2/1/2031	500,000	534,824
5.20%, 2/22/2034	1,760,000	1,807,000
4.13%, 6/15/2039	629,000	560,374
2.35%, 11/13/2040	480,000	330,024
3.70%, 3/15/2052	975,000	704,190
5.55%, 2/22/2054	15,185,000	14,642,927
3.90%, 3/15/2062	180,000	127,746
6.40%, 11/15/2063	520,000	556,315
5.65%, 2/22/2064	2,720,000	2,605,226
Eli Lilly & Co. 4.95%, 2/27/2063	740,000	658,055
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Pharmaceuticals — continued
Merck & Co., Inc.
4.00%, 3/7/2049	240,000	189,069
2.90%, 12/10/2061	605,000	347,395
Organon & Co.
4.13%, 4/30/2028 (a)	700,000	670,352
5.13%, 4/30/2031 (a)	1,475,000	1,263,904
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 5/19/2033	540,000	541,080
5.30%, 5/19/2053	3,275,000	3,050,786
Pfizer, Inc. 4.40%, 5/15/2044	500,000	435,666
Takeda Pharmaceutical Co. Ltd. (Japan)
5.00%, 11/26/2028	1,000,000	1,023,420
5.65%, 7/5/2044	236,000	236,316
3.18%, 7/9/2050	743,000	484,806
Zoetis, Inc.
2.00%, 5/15/2030	435,000	394,223
5.60%, 11/16/2032	214,000	226,401
5.00%, 8/17/2035	2,040,000	2,031,663
		34,457,379
Real Estate Management & Development — 0.1%
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (a)	200,000	198,345
Triad Properties Corp. 0.00%, 4/1/2052 ‡	4,439,151	4,439,152
		4,637,497
Residential REITs — 0.1%
Camden Property Trust
5.85%, 11/3/2026	400,000	407,303
3.15%, 7/1/2029	130,000	124,907
Essex Portfolio LP
2.65%, 3/15/2032	535,000	472,854
5.50%, 4/1/2034	2,160,000	2,229,261
Mid-America Apartments LP 4.20%, 6/15/2028	100,000	100,259
UDR, Inc.
2.10%, 8/1/2032	45,000	37,957
5.13%, 9/1/2034	1,740,000	1,746,834
		5,119,375
Retail REITs — 0.0% ^
NNN REIT, Inc.
3.60%, 12/15/2026	39,000	38,748
5.60%, 10/15/2033	100,000	104,000
5.50%, 6/15/2034	220,000	226,455
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Retail REITs — continued
3.50%, 4/15/2051	1,145,000	780,781
Realty Income Corp.
4.13%, 10/15/2026	44,000	43,936
3.25%, 1/15/2031	579,000	547,404
2.70%, 2/15/2032	780,000	692,975
Regency Centers LP 3.70%, 6/15/2030	685,000	667,670
Scentre Group Trust 1 (Australia) 3.25%, 10/28/2025 (a)	160,000	159,670
		3,261,639
Semiconductors & Semiconductor Equipment — 0.5%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	1,444,000	1,442,649
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	1,050,000	1,137,072
Broadcom, Inc.
2.45%, 2/15/2031 (a)	7,150,000	6,464,521
3.47%, 4/15/2034 (a)	1,960,000	1,758,008
3.14%, 11/15/2035 (a)	7,275,000	6,155,461
Entegris, Inc.
4.38%, 4/15/2028 (a)	500,000	486,155
5.95%, 6/15/2030 (a)	1,945,000	1,969,999
Foundry JV Holdco LLC 5.50%, 1/25/2031 (a)	1,235,000	1,282,435
Kioxia Holdings Corp. (Japan) 6.25%, 7/24/2030 (a)	1,143,000	1,143,765
KLA Corp.
4.65%, 7/15/2032	440,000	443,994
5.00%, 3/15/2049	100,000	91,537
3.30%, 3/1/2050	280,000	193,505
Marvell Technology, Inc.
5.75%, 2/15/2029	550,000	573,800
4.75%, 7/15/2030	630,000	635,743
2.95%, 4/15/2031	8,340,000	7,660,875
5.45%, 7/15/2035	2,259,000	2,297,405
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	750,000	728,788
Synaptics, Inc. 4.00%, 6/15/2029 (a)	1,280,000	1,221,739
TSMC Arizona Corp. (Taiwan) 2.50%, 10/25/2031	960,000	872,006
TSMC Global Ltd. (Taiwan) 1.00%, 9/28/2027 (a)	380,000	355,790
		36,915,247
Software — 0.5%
Cadence Design Systems, Inc. 4.30%, 9/10/2029	1,000,000	1,007,245
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	57

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Software — continued
Elastic NV 4.13%, 7/15/2029 (a)	1,005,000	965,767
Fair Isaac Corp. 6.00%, 5/15/2033 (a)	785,000	795,533
Intuit, Inc.
5.20%, 9/15/2033	1,670,000	1,732,032
5.50%, 9/15/2053	580,000	568,904
Microsoft Corp. 2.50%, 9/15/2050	300,000	182,517
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	1,250,000	1,232,292
5.13%, 4/15/2029 (a)	1,189,000	1,174,058
Oracle Corp.
2.65%, 7/15/2026	583,000	574,870
2.30%, 3/25/2028	15,000	14,336
2.88%, 3/25/2031	750,000	687,638
3.65%, 3/25/2041	7,115,000	5,567,629
3.95%, 3/25/2051	375,000	270,574
5.38%, 9/27/2054	3,160,000	2,814,748
4.38%, 5/15/2055	305,000	232,125
6.00%, 8/3/2055	7,365,000	7,194,710
RingCentral, Inc. 8.50%, 8/15/2030 (a)	1,205,000	1,285,909
Roper Technologies, Inc.
4.45%, 9/15/2030	1,105,000	1,107,282
1.75%, 2/15/2031	355,000	307,817
4.75%, 2/15/2032	440,000	443,091
4.90%, 10/15/2034	1,720,000	1,702,460
Salesforce, Inc. 2.70%, 7/15/2041	1,820,000	1,308,512
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	1,505,000	1,505,482
6.50%, 6/1/2032 (a)	535,000	555,167
Synopsys, Inc.
5.00%, 4/1/2032	2,490,000	2,540,248
5.15%, 4/1/2035	3,602,000	3,633,257
5.70%, 4/1/2055	1,196,000	1,174,269
VMware LLC 4.65%, 5/15/2027	285,000	286,817
Workday, Inc. 3.70%, 4/1/2029	172,000	169,332
		41,034,621
Specialized REITs — 0.1%
American Tower Corp.
1.45%, 9/15/2026	85,000	82,552
5.20%, 2/15/2029	600,000	617,022
5.00%, 1/31/2030	2,500,000	2,558,468
5.90%, 11/15/2033	100,000	106,246
Crown Castle, Inc. 2.90%, 3/15/2027	270,000	264,466
Equinix, Inc. 3.90%, 4/15/2032	280,000	266,583
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Specialized REITs — continued
Extra Space Storage LP 2.20%, 10/15/2030	88,000	78,926
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	495,000	491,838
5.25%, 3/15/2028 (a)	590,000	588,602
5.00%, 7/15/2028 (a)	1,935,000	1,920,398
6.25%, 1/15/2033 (a)	516,000	528,018
Millrose Properties, Inc. 6.38%, 8/1/2030 (a)	580,000	585,220
Public Storage Operating Co.
2.25%, 11/9/2031	90,000	79,631
5.10%, 8/1/2033	304,000	313,393
SBA Communications Corp. 3.13%, 2/1/2029	1,015,000	953,867
		9,435,230
Specialty Retail — 0.2%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	322,000	318,202
4.63%, 11/15/2029 (a)	680,000	660,408
AutoZone, Inc.
1.65%, 1/15/2031	500,000	433,144
5.40%, 7/15/2034	500,000	513,786
Bath & Body Works, Inc.
7.50%, 6/15/2029	923,000	947,881
6.63%, 10/1/2030 (a)	1,345,000	1,380,765
6.88%, 11/1/2035	950,000	989,435
Escrow Rite Aid 0.00%, 12/31/2049 ‡	9,606	—
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	1,155,000	1,083,223
Home Depot, Inc. (The)
1.88%, 9/15/2031	770,000	670,741
4.95%, 6/25/2034	6,110,000	6,214,737
4.25%, 4/1/2046	301,000	252,805
3.63%, 4/15/2052	805,000	583,272
Lithia Motors, Inc. 3.88%, 6/1/2029 (a)	525,000	503,416
O'Reilly Automotive, Inc.
1.75%, 3/15/2031	73,000	63,468
4.70%, 6/15/2032	90,000	90,099
Penske Automotive Group, Inc. 3.75%, 6/15/2029	989,000	943,002
PetSmart LLC 7.50%, 9/15/2032 (a)	1,094,000	1,082,645
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	1,580,000	1,535,940
TJX Cos., Inc. (The) 3.88%, 4/15/2030	160,000	158,838
		18,425,807
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
4.38%, 5/13/2045	429,000	378,838
2.65%, 2/8/2051	1,480,000	908,082
2.70%, 8/5/2051	670,000	413,846
2.85%, 8/5/2061	750,000	442,028
Seagate Data Storage Technology Pte. Ltd.
4.09%, 6/1/2029 (a)	165,000	156,616
3.13%, 7/15/2029 (a)	335,000	299,825
8.25%, 12/15/2029 (a)	1,009,000	1,071,755
4.13%, 1/15/2031 (a)	114,000	103,912
8.50%, 7/15/2031 (a)	655,000	695,078
9.63%, 12/1/2032 (a)	155,000	175,975
Xerox Holdings Corp. 8.88%, 11/30/2029 (a)	480,000	291,750
		4,937,705
Textiles, Apparel & Luxury Goods — 0.0% ^
William Carter Co. (The) 5.63%, 3/15/2027 (a)	205,000	204,587
Tobacco — 0.6%
Altria Group, Inc.
4.50%, 8/6/2030	2,000,000	2,000,491
2.45%, 2/4/2032	480,000	417,867
5.63%, 2/6/2035	5,385,000	5,529,911
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	1,045,000	995,582
4.39%, 8/15/2037	5,529,000	4,993,687
3.73%, 9/25/2040	2,874,000	2,298,217
5.65%, 3/16/2052	1,080,000	1,001,227
Imperial Brands Finance plc (United Kingdom) 5.88%, 7/1/2034 (a)	8,860,000	9,156,398
Japan Tobacco, Inc. (Japan)
5.25%, 6/15/2030 (a)	5,140,000	5,337,926
5.85%, 6/15/2035 (a)	1,490,000	1,573,590
Philip Morris International, Inc.
3.13%, 3/2/2028	459,000	448,885
5.75%, 11/17/2032	820,000	868,118
5.38%, 2/15/2033	1,545,000	1,599,367
5.63%, 9/7/2033	6,640,000	6,969,685
5.25%, 2/13/2034	3,618,000	3,696,666
4.38%, 11/15/2041	345,000	301,040
		47,188,657
Trading Companies & Distributors — 0.2%
Herc Holdings, Inc.
5.50%, 7/15/2027 (a)	1,387,000	1,385,496
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Trading Companies & Distributors — continued
7.00%, 6/15/2030 (a)	1,590,000	1,654,799
Imola Merger Corp. 4.75%, 5/15/2029 (a)	1,555,000	1,515,976
QXO Building Products, Inc. 6.75%, 4/30/2032 (a)	765,000	790,096
United Rentals North America, Inc.
4.88%, 1/15/2028	1,360,000	1,352,498
5.25%, 1/15/2030	1,305,000	1,308,957
6.13%, 3/15/2034 (a)	1,880,000	1,947,266
WESCO Distribution, Inc.
7.25%, 6/15/2028 (a)	700,000	710,834
6.38%, 3/15/2029 (a)	1,015,000	1,045,021
6.63%, 3/15/2032 (a)	1,640,000	1,700,476
6.38%, 3/15/2033 (a)	270,000	280,048
		13,691,467
Water Utilities — 0.0% ^
American Water Capital Corp.
5.15%, 3/1/2034	500,000	511,577
5.45%, 3/1/2054	420,000	403,426
		915,003
Wireless Telecommunication Services — 0.2%
Digicel International Finance Ltd. (Jamaica) 8.63%, 8/1/2032 (a)	2,153,000	2,200,726
Hughes Satellite Systems Corp. 5.25%, 8/1/2026	185,000	179,235
T-Mobile USA, Inc.
4.80%, 7/15/2028	2,140,000	2,179,993
2.63%, 2/15/2029	1,493,000	1,413,486
3.38%, 4/15/2029	3,835,000	3,713,422
5.20%, 1/15/2033	1,050,000	1,069,020
5.05%, 7/15/2033	355,000	358,642
6.70%, 12/15/2033	455,000	503,198
3.40%, 10/15/2052	1,505,000	995,212
5.75%, 1/15/2054	665,000	643,573
5.50%, 1/15/2055	1,500,000	1,400,661
Vodafone Group plc (United Kingdom) 5.75%, 6/28/2054	1,000,000	955,224
		15,612,392
Total Corporate Bonds (Cost $2,228,384,355)		2,265,026,490
Mortgage-Backed Securities — 24.3%
FHLMC Gold Pools, 30 Year Pool # G60855, 4.50%, 12/1/2045	53,871	53,180
FHLMC Gold Pools, Other
Pool # WN1158, 1.80%, 11/1/2028	4,000,000	3,741,313
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	59

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # WN2203, 3.75%, 8/1/2032	1,200,000	1,152,065
Pool # WN3233, 3.19%, 7/1/2033	3,994,613	3,701,912
Pool # WR2013, 4.25%, 11/1/2034	17,000,000	16,533,020
Pool # N31271, 4.50%, 1/1/2036	11,259	11,235
Pool # RE0003, 4.00%, 7/1/2049	1,764,291	1,686,027
Pool # RE6055, 2.50%, 8/1/2050	12,257,576	10,032,985
FHLMC UMBS, 15 Year Pool # SB1377, 1.00%, 3/1/2037	12,223,963	10,710,913
FHLMC UMBS, 20 Year Pool # SC0310, 2.00%, 8/1/2042	787,876	676,899
FHLMC UMBS, 30 Year
Pool # SI2041, 3.00%, 10/1/2049	12,547,782	10,975,538
Pool # QA5045, 4.00%, 11/1/2049	41,329	39,168
Pool # RA1983, 3.00%, 2/1/2050	3,581,068	3,140,665
Pool # QB1397, 2.50%, 7/1/2050	1,884,141	1,567,872
Pool # SD8089, 2.50%, 7/1/2050	3,806,316	3,194,832
Pool # QB1686, 2.50%, 8/1/2050	2,651,824	2,235,093
Pool # QB2772, 2.50%, 8/1/2050	1,961,385	1,651,305
Pool # SI2064, 3.00%, 8/1/2050	4,136,733	3,621,119
Pool # RA5422, 3.00%, 6/1/2051	7,353,566	6,433,259
Pool # SD0664, 3.00%, 8/1/2051	19,645,634	17,034,413
Pool # QC7968, 2.50%, 10/1/2051	3,535,413	2,972,451
Pool # RA6228, 2.50%, 11/1/2051	4,519,019	3,789,800
Pool # QD0295, 3.00%, 11/1/2051	3,833,164	3,353,448
Pool # RA6222, 3.00%, 11/1/2051	2,921,885	2,541,486
Pool # SD0781, 3.00%, 11/1/2051	8,519,034	7,427,985
Pool # SD2968, 2.00%, 12/1/2051	5,916,386	4,769,082
Pool # RA6359, 2.50%, 12/1/2051	4,312,542	3,596,252
Pool # RA6617, 2.50%, 1/1/2052	6,029,008	5,060,325
Pool # RA6815, 2.50%, 2/1/2052	1,327,066	1,113,535
Pool # SD3770, 2.50%, 3/1/2052	2,042,441	1,717,026
Pool # QD8809, 3.00%, 3/1/2052	8,531,557	7,475,921
Pool # SD2301, 3.50%, 3/1/2052	1,147,358	1,044,226
Pool # SD7554, 2.50%, 4/1/2052	6,102,815	5,166,836
Pool # QE1075, 3.00%, 4/1/2052	1,333,578	1,164,789
Pool # SL1568, 2.50%, 5/1/2052	8,034,894	6,736,624
Pool # SD1464, 3.00%, 5/1/2052	893,396	781,131
Pool # SD1844, 3.00%, 6/1/2052	14,552,101	12,698,566
Pool # RA7468, 4.00%, 6/1/2052	8,579,567	8,020,754
Pool # RA7522, 4.50%, 6/1/2052	5,103,780	4,930,411
Pool # SD3781, 4.00%, 7/1/2052	4,415,540	4,128,855
Pool # SD1303, 4.50%, 7/1/2052	1,252,888	1,211,446
Pool # SD1189, 5.00%, 7/1/2052	7,662,233	7,593,854
Pool # SD1305, 5.00%, 7/1/2052	12,556,699	12,442,209
Pool # QE8520, 3.50%, 8/1/2052	11,807,925	10,684,897
Pool # SD4181, 3.50%, 8/1/2052	4,798,042	4,371,215
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # QE8091, 4.00%, 8/1/2052	1,512,280	1,414,095
Pool # SD1725, 4.00%, 10/1/2052	1,680,286	1,570,930
Pool # QF3433, 5.00%, 11/1/2052	1,808,976	1,802,251
Pool # RA8766, 5.00%, 3/1/2053	1,653,264	1,643,360
Pool # SD3567, 4.50%, 5/1/2053	3,317,540	3,213,142
Pool # SD3879, 5.00%, 5/1/2053	8,099,664	8,052,807
Pool # SL1477, 5.00%, 7/1/2053	39,325,150	39,142,263
Pool # RA9669, 5.00%, 8/1/2053	3,619,189	3,579,051
Pool # RA9626, 5.50%, 8/1/2053	6,013,253	6,092,779
Pool # RJ1261, 5.00%, 4/1/2054	5,310,406	5,249,333
Pool # RJ1756, 4.50%, 6/1/2054	5,845,149	5,624,838
Pool # SD6729, 4.50%, 8/1/2054	9,308,970	9,005,380
Pool # RJ2912, 5.50%, 11/1/2054	6,349,219	6,432,953
Pool # RJ2914, 5.50%, 11/1/2054	10,329,594	10,420,445
Pool # SL1998, 4.00%, 1/1/2055 (j)	14,851,576	13,920,631
Pool # SD7411, 5.50%, 1/1/2055	16,343,374	16,470,586
FNMA / FHLMC UMBS, Single Family, 30 Year TBA, 6.00%, 9/25/2055 (j)	49,000,000	50,056,619
FNMA UMBS, 15 Year Pool # FM8445, 3.00%, 4/1/2033	1,563,471	1,541,187
FNMA UMBS, 20 Year Pool # MA3004, 4.00%, 5/1/2037	249,597	246,331
FNMA UMBS, 30 Year
Pool # AL2374, 4.00%, 12/1/2041	74,192	72,263
Pool # AL4244, 4.00%, 7/1/2042	83,009	80,800
Pool # BM1164, 3.50%, 12/1/2045	63,772	59,347
Pool # MA3073, 4.50%, 7/1/2047	14,369	14,138
Pool # BK4769, 5.00%, 8/1/2048	259,624	261,614
Pool # BN5013, 5.00%, 1/1/2049	97,199	98,112
Pool # BO1073, 4.50%, 6/1/2049	12,690	12,300
Pool # BO3039, 3.00%, 7/1/2049	149,894	130,176
Pool # BN6475, 4.00%, 7/1/2049	7,400	7,011
Pool # BO2562, 4.00%, 7/1/2049	66,581	63,275
Pool # BO4519, 4.00%, 8/1/2049	3,326	3,145
Pool # BO2203, 3.50%, 9/1/2049	198,496	181,370
Pool # FS1186, 3.50%, 1/1/2050	1,429,559	1,293,288
Pool # FM3365, 3.00%, 3/1/2050	2,453,410	2,151,682
Pool # CA5702, 2.50%, 5/1/2050	1,109,244	937,420
Pool # CA6417, 3.00%, 7/1/2050	3,535,547	3,115,089
Pool # CA6587, 2.00%, 8/1/2050	1,816,426	1,464,232
Pool # BQ0795, 2.50%, 9/1/2050	3,888,156	3,277,469
Pool # CA6989, 2.50%, 9/1/2050	3,952,907	3,348,501
Pool # FM5179, 2.00%, 12/1/2050	13,143,975	10,595,271
Pool # BQ4516, 2.00%, 2/1/2051	7,214,083	5,776,946
Pool # CB0193, 3.00%, 4/1/2051	10,895,784	9,551,193
Pool # CB0674, 2.50%, 5/1/2051	29,078,459	24,386,373
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # CB0397, 3.00%, 5/1/2051	906,410	792,297
Pool # FS5384, 2.50%, 6/1/2051	5,130,488	4,330,335
Pool # BT2415, 2.50%, 7/1/2051	6,031,928	5,042,885
Pool # FM7957, 2.50%, 7/1/2051	13,149,586	11,079,201
Pool # CB1401, 3.00%, 8/1/2051	4,938,173	4,339,745
Pool # CB1406, 3.00%, 8/1/2051	12,320,624	10,769,414
Pool # CB1411, 3.00%, 8/1/2051	3,175,839	2,776,022
Pool # CB1684, 3.00%, 9/1/2051	8,303,219	7,264,005
Pool # MA4415, 3.00%, 9/1/2051	4,115,951	3,583,727
Pool # BU0070, 2.50%, 10/1/2051	798,520	667,091
Pool # FM9198, 2.50%, 11/1/2051	5,524,026	4,659,114
Pool # FS5389, 2.50%, 11/1/2051	2,462,841	2,065,462
Pool # CB2165, 3.00%, 11/1/2051	5,003,054	4,404,043
Pool # FS0009, 3.50%, 11/1/2051	2,701,787	2,450,653
Pool # FM9961, 3.00%, 12/1/2051	418,659	363,412
Pool # MA4494, 3.00%, 12/1/2051	3,454,167	3,016,059
Pool # FS4108, 4.00%, 12/1/2051	3,244,999	3,040,192
Pool # CB2637, 2.50%, 1/1/2052	400,348	336,520
Pool # FS0374, 2.50%, 1/1/2052	15,882,991	13,395,967
Pool # FS9472, 2.50%, 1/1/2052	5,742,283	4,813,423
Pool # BV0273, 3.00%, 1/1/2052	257,867	223,885
Pool # BV0492, 3.00%, 1/1/2052	3,499,309	3,058,717
Pool # CB2869, 2.50%, 2/1/2052	7,879,269	6,624,229
Pool # MA4548, 2.50%, 2/1/2052	5,673,144	4,736,566
Pool # BV3014, 3.00%, 2/1/2052	12,965,324	11,323,940
Pool # BV3930, 3.00%, 2/1/2052	514,269	447,342
Pool # BV0295, 3.50%, 2/1/2052	487,742	446,179
Pool # FS7119, 2.50%, 3/1/2052	6,027,528	5,052,426
Pool # FS7150, 2.50%, 3/1/2052	7,960,639	6,676,156
Pool # FS7942, 2.50%, 3/1/2052	7,597,094	6,401,525
Pool # CB3021, 3.00%, 3/1/2052	19,781,242	17,272,953
Pool # FS0957, 3.00%, 3/1/2052	237,751	206,271
Pool # FS1954, 3.00%, 3/1/2052	1,479,497	1,310,033
Pool # FS4393, 3.00%, 3/1/2052	2,665,079	2,317,161
Pool # CB3132, 3.50%, 3/1/2052	2,606,081	2,360,895
Pool # FA2174, 2.50%, 4/1/2052	14,724,535	12,376,912
Pool # FA1020, 3.00%, 4/1/2052	14,367,926	12,646,429
Pool # FS1538, 3.00%, 4/1/2052	7,581,380	6,626,830
Pool # BV7203, 3.50%, 4/1/2052	5,380,126	4,867,389
Pool # CB3378, 4.00%, 4/1/2052	2,782,815	2,601,710
Pool # CB3384, 4.00%, 4/1/2052	6,402,540	5,985,868
Pool # BW6017, 3.50%, 5/1/2052	423,718	386,437
Pool # CB3504, 3.50%, 5/1/2052	12,365,857	11,230,993
Pool # CB3608, 3.50%, 5/1/2052	4,330,214	3,925,132
Pool # FA1709, 3.00%, 6/1/2052 (j)	18,031,397	15,800,342
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # FS8820, 3.00%, 7/1/2052	40,535,732	35,344,132
Pool # BV9530, 4.00%, 7/1/2052	6,592,282	6,158,000
Pool # FS2588, 4.50%, 8/1/2052	1,406,000	1,359,492
Pool # FS3536, 4.50%, 8/1/2052	1,577,303	1,528,909
Pool # CB4830, 4.50%, 9/1/2052	1,232,419	1,188,350
Pool # FS3829, 4.50%, 9/1/2052	1,256,498	1,214,936
Pool # CB4624, 5.00%, 9/1/2052	7,400,371	7,342,149
Pool # CB4628, 5.00%, 9/1/2052	1,966,584	1,954,508
Pool # FS2982, 5.00%, 9/1/2052	2,612,999	2,591,296
Pool # BW7443, 4.50%, 10/1/2052	8,342,935	8,048,028
Pool # CB4837, 5.00%, 10/1/2052	1,436,166	1,430,826
Pool # BW1328, 5.00%, 11/1/2052	8,064,658	7,990,609
Pool # BX0627, 5.00%, 11/1/2052	1,716,390	1,705,763
Pool # CB5413, 4.00%, 12/1/2052	1,893,753	1,770,514
Pool # CB5428, 4.50%, 12/1/2052	1,898,198	1,833,064
Pool # BX3808, 5.00%, 3/1/2053	691,129	686,957
Pool # BX3811, 5.00%, 3/1/2053	1,483,591	1,472,641
Pool # CB5896, 5.00%, 3/1/2053	1,685,836	1,669,140
Pool # BX3824, 5.50%, 3/1/2053	325,033	329,473
Pool # CB5907, 5.50%, 3/1/2053	952,792	966,003
Pool # BY4714, 5.00%, 6/1/2053	3,020,504	2,979,663
Pool # BY4776, 5.00%, 7/1/2053	2,853,022	2,814,446
Pool # BY4736, 5.50%, 7/1/2053	2,607,604	2,641,384
Pool # BY7218, 5.00%, 9/1/2053	1,516,411	1,497,357
Pool # FS7420, 6.00%, 1/1/2054	3,100,005	3,183,420
Pool # DB3630, 5.50%, 6/1/2054	1,949,407	1,979,254
Pool # DB4826, 5.50%, 11/1/2054	7,565,591	7,613,440
Pool # DB4845, 5.00%, 12/1/2054	14,829,834	14,754,811
Pool # DC6726, 5.00%, 12/1/2054	6,745,527	6,686,771
Pool # FA0345, 5.50%, 2/1/2055	10,522,585	10,645,516
Pool # FA2088, 4.50%, 6/1/2055	14,089,386	13,605,221
Pool # CC0670, 4.00%, 7/1/2055	19,694,525	18,413,165
Pool # CC0711, 5.50%, 7/1/2055	25,270,825	25,657,779
Pool # CC0876, 6.00%, 8/1/2055	11,992,608	12,344,345
FNMA, Other
Pool # AM0414, 2.87%, 9/1/2027	383,458	376,480
Pool # AN7560, 2.90%, 12/1/2027	174,091	169,629
Pool # BS8981, 5.04%, 2/1/2029	3,794,989	3,898,400
Pool # BL2367, 3.48%, 5/1/2029	512,464	501,794
Pool # BS6079, 3.52%, 7/1/2029	2,497,136	2,447,451
Pool # AN6730, 3.01%, 9/1/2029	1,936,139	1,864,309
Pool # BS6621, 3.50%, 9/1/2029	4,000,000	3,913,968
Pool # BS7011, 4.81%, 9/1/2029	2,928,054	2,983,425
Pool # BS8075, 5.00%, 9/1/2029	1,489,116	1,534,761
Pool # BZ1760, 4.82%, 11/1/2029	5,508,973	5,655,730
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	61

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BS1577, 1.82%, 2/1/2030	825,703	751,679
Pool # BS6827, 4.19%, 5/1/2030	890,014	890,401
Pool # BS4878, 2.44%, 6/1/2030	572,981	530,895
Pool # BZ3747, 4.33%, 6/1/2030	4,961,000	5,004,303
Pool # BS8846, 4.09%, 7/1/2030	2,500,000	2,490,232
Pool # BS9022, 4.46%, 7/1/2030	2,640,000	2,670,991
Pool # 387898, 3.71%, 8/1/2030	624,268	608,621
Pool # BS6088, 4.04%, 8/1/2030	4,615,000	4,561,074
Pool # BS5171, 2.51%, 10/1/2030	1,925,000	1,780,885
Pool # BS8033, 4.43%, 11/1/2030	3,068,921	3,099,157
Pool # BS8306, 4.52%, 12/1/2030	2,932,542	2,972,977
Pool # BS9296, 4.80%, 12/1/2030	2,491,260	2,553,087
Pool # BL9645, 1.50%, 1/1/2031	100,000	87,356
Pool # BL9627, 1.56%, 1/1/2031	500,000	437,791
Pool # BS1731, 1.82%, 1/1/2031	932,454	830,577
Pool # BS1304, 1.54%, 3/1/2031	1,500,000	1,306,742
Pool # BS2422, 1.67%, 7/1/2031	1,200,000	1,043,238
Pool # BS2898, 1.56%, 9/1/2031	1,000,000	859,341
Pool # BS4116, 2.28%, 10/1/2031	749,551	670,258
Pool # BZ2139, 4.00%, 10/1/2031	11,300,000	11,121,301
Pool # BS3612, 1.93%, 11/1/2031	1,500,000	1,313,015
Pool # BM6857, 1.83%, 12/1/2031 (g)	23,279,045	20,295,964
Pool # BS4505, 1.93%, 1/1/2032	8,000,000	7,020,885
Pool # BS4563, 2.01%, 1/1/2032	1,100,000	966,734
Pool # BS3464, 2.03%, 1/1/2032	1,104,046	970,875
Pool # BZ2889, 4.37%, 1/1/2032	5,953,676	5,972,466
Pool # BZ2252, 4.65%, 1/1/2032	8,636,367	8,773,938
Pool # BS4709, 2.22%, 2/1/2032	2,000,000	1,763,738
Pool # BM7037, 1.76%, 3/1/2032 (g)	1,095,250	947,643
Pool # BS4654, 2.39%, 3/1/2032	1,401,058	1,256,150
Pool # BL6367, 1.82%, 4/1/2032	315,219	273,749
Pool # BS5130, 2.55%, 4/1/2032	469,259	426,454
Pool # BS5463, 3.34%, 5/1/2032	1,698,033	1,610,545
Pool # BS5597, 3.59%, 5/1/2032	1,170,725	1,118,528
Pool # BS5195, 2.80%, 6/1/2032	2,008,651	1,824,688
Pool # BS5875, 3.66%, 6/1/2032	2,062,724	1,977,652
Pool # BZ4362, 4.64%, 7/1/2032	2,050,000	2,081,726
Pool # BZ2225, 4.83%, 7/1/2032	2,000,000	2,047,697
Pool # BS6301, 3.67%, 8/1/2032	945,000	904,227
Pool # BS6385, 3.89%, 8/1/2032	2,381,920	2,326,220
Pool # BS6448, 3.93%, 8/1/2032	1,550,000	1,507,184
Pool # BZ4488, 4.42%, 8/1/2032	11,990,000	11,998,952
Pool # BZ4593, 4.72%, 8/1/2032	5,541,000	5,632,603
Pool # BZ4518, 4.81%, 8/1/2032	5,098,000	5,228,603
Pool # BS6502, 3.41%, 9/1/2032	2,873,981	2,720,580
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # BS6335, 3.75%, 9/1/2032	1,015,345	983,437
Pool # BS6339, 3.80%, 9/1/2032	1,056,986	1,019,874
Pool # BS6347, 4.03%, 9/1/2032	350,000	338,516
Pool # BM6466, 1.33%, 10/1/2032 (g)	11,418,361	9,410,380
Pool # BS6417, 3.83%, 10/1/2032	2,545,436	2,465,848
Pool # BS6951, 3.90%, 10/1/2032	13,290,000	12,853,135
Pool # BS6759, 3.97%, 10/1/2032	867,492	844,748
Pool # BZ1174, 5.33%, 10/1/2032	9,916,845	10,358,936
Pool # BL8708, 1.40%, 11/1/2032	200,000	163,604
Pool # BM6491, 1.46%, 11/1/2032 (g)	13,726,135	11,424,259
Pool # BS6995, 4.18%, 11/1/2032	1,015,000	1,002,157
Pool # BS6849, 4.23%, 11/1/2032	768,250	763,706
Pool # BS6815, 4.71%, 11/1/2032	1,283,000	1,308,791
Pool # BS6994, 4.85%, 11/1/2032	661,000	680,245
Pool # BS7095, 4.80%, 12/1/2032	1,023,597	1,047,692
Pool # BM6552, 1.56%, 1/1/2033 (g)	19,031,055	15,885,874
Pool # BS7663, 4.71%, 1/1/2033	1,963,186	1,999,976
Pool # AN8257, 3.26%, 2/1/2033	921,841	861,419
Pool # BS7671, 4.76%, 2/1/2033	2,177,000	2,221,526
Pool # BS8334, 4.71%, 3/1/2033	2,368,369	2,400,374
Pool # BS1636, 2.25%, 4/1/2033	1,138,043	992,330
Pool # BS7740, 4.11%, 4/1/2033	2,000,000	1,952,811
Pool # BS8277, 4.39%, 4/1/2033	3,014,000	3,011,644
Pool # BS8157, 4.51%, 4/1/2033	2,750,000	2,769,340
Pool # BS8256, 4.53%, 4/1/2033	2,000,000	1,999,376
Pool # BS8055, 4.71%, 4/1/2033	1,500,000	1,524,418
Pool # BS8250, 4.51%, 5/1/2033	1,711,062	1,721,715
Pool # BS8152, 4.55%, 5/1/2033	2,000,000	2,010,903
Pool # BS8703, 4.48%, 6/1/2033	3,000,000	3,000,064
Pool # AN6000, 3.21%, 7/1/2033	931,084	863,197
Pool # AN9725, 3.76%, 7/1/2033	96,955	93,458
Pool # BS8883, 4.58%, 7/1/2033	2,558,000	2,558,338
Pool # BS9146, 4.35%, 8/1/2033	2,000,000	1,988,871
Pool # BS2496, 1.88%, 9/1/2033	25,000,000	20,745,557
Pool # BS6038, 3.98%, 9/1/2033	2,085,000	1,993,529
Pool # BS8897, 4.55%, 9/1/2033	3,115,000	3,138,448
Pool # BS9616, 4.79%, 9/1/2033	1,203,000	1,224,398
Pool # BS9470, 4.45%, 10/1/2033	3,000,000	3,000,449
Pool # BS9182, 4.52%, 10/1/2033	1,216,000	1,222,019
Pool # BS9310, 4.64%, 10/1/2033	1,718,898	1,741,550
Pool # BS4197, 2.14%, 12/1/2033	483,978	413,065
Pool # BS4110, 2.13%, 1/1/2034	12,200,000	10,368,923
Pool # BZ0419, 4.25%, 1/1/2034	5,000,000	4,908,081
Pool # BZ0410, 4.52%, 1/1/2034	10,440,000	10,446,567
Pool # BZ0430, 4.32%, 2/1/2034	3,625,000	3,584,611
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BZ0420, 4.60%, 2/1/2034	20,000,000	20,105,814
Pool # BZ0401, 4.52%, 3/1/2034	15,000,000	14,989,674
Pool # BZ0567, 4.94%, 5/1/2034	6,240,000	6,378,225
Pool # BL3625, 2.89%, 9/1/2034	2,107,000	1,867,061
Pool # BL3756, 2.92%, 9/1/2034	4,927,901	4,390,790
Pool # BS6427, 3.75%, 9/1/2034	1,010,000	948,699
Pool # BL3772, 2.92%, 10/1/2034	677,397	607,280
Pool # BZ2226, 4.46%, 11/1/2034	9,304,217	9,309,871
Pool # BZ3308, 5.22%, 3/1/2035	9,946,581	10,297,860
Pool # BZ4215, 5.09%, 6/1/2035	4,620,000	4,761,348
Pool # BZ4219, 5.20%, 6/1/2035	10,979,786	11,356,579
Pool # BS5018, 2.88%, 10/1/2035	750,000	636,765
Pool # AN7345, 3.21%, 11/1/2037	593,144	526,090
Pool # MA1072, 3.50%, 5/1/2042	7,244	6,745
Pool # BF0163, 5.00%, 11/1/2046	6,458,402	6,561,332
Pool # BF0533, 2.50%, 11/1/2050	1,053,094	895,624
Pool # BF0230, 5.50%, 1/1/2058	330,144	342,403
Pool # BF0300, 4.00%, 8/1/2058	4,846,280	4,559,831
Pool # BF0400, 4.00%, 8/1/2059	528,222	491,768
Pool # BF0440, 3.00%, 1/1/2060	4,372,285	3,781,529
Pool # BF0497, 3.00%, 7/1/2060	59,118	50,939
Pool # BF0520, 3.00%, 1/1/2061	2,553,011	2,199,682
Pool # BF0560, 2.50%, 9/1/2061	1,535,099	1,220,090
Pool # BF0562, 3.50%, 9/1/2061	722,607	641,264
Pool # BF0583, 4.00%, 12/1/2061	748,787	693,768
Pool # BF0586, 5.00%, 12/1/2061	700,776	694,507
Pool # BF0617, 2.50%, 3/1/2062	2,759,465	2,193,208
Pool # BF0759, 2.50%, 5/1/2062	7,054,308	5,606,701
Pool # BF0677, 4.00%, 9/1/2062	2,493,477	2,310,255
Pool # BF0736, 4.00%, 6/1/2063	17,172,361	15,910,517
Pool # BF0770, 4.50%, 9/1/2063	10,324,819	9,928,710
Pool # BF0787, 4.50%, 12/1/2063	14,170,088	13,679,123
Pool # BF0804, 3.00%, 4/1/2064	9,394,784	8,047,955
Pool # BF0808, 4.00%, 4/1/2064	17,202,974	16,119,968
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.50%, 9/25/2055 (j)	50,640,000	42,038,144
TBA, 5.50%, 9/25/2055 (j)	55,000,000	55,309,636
GNMA I, 30 Year
Pool # 783473, 3.50%, 11/15/2041	3,679,280	3,445,885
Pool # 785994, 4.00%, 2/15/2052	7,628,504	7,161,163
Pool # CO1928, 5.50%, 10/15/2052	1,164,441	1,229,149
Pool # CR2369, 6.00%, 1/15/2053	1,631,749	1,755,993
GNMA II
Pool # CE9366, ARM, 5.48%, 10/20/2071 (g)	4,762,074	4,927,127
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # CH4945, ARM, 5.49%, 10/20/2071 (g)	6,355,375	6,575,055
Pool # CH7776, ARM, 5.59%, 10/20/2071 (g)	5,877,011	6,110,320
Pool # CJ7125, ARM, 5.64%, 10/20/2071 (g)	466,584	485,695
Pool # CJ7141, ARM, 5.57%, 11/20/2071 (g)	420,344	436,429
Pool # CE9384, ARM, 5.65%, 11/20/2071 (g)	703,208	732,776
Pool # CE5557, ARM, 5.73%, 11/20/2071 (g)	106,583	111,384
Pool # CK7234, ARM, 5.54%, 2/20/2072 (g)	6,388,385	6,625,749
Pool # CK2792, ARM, 5.72%, 3/20/2072 (g)	854,198	894,710
Pool # CO0363, ARM, 5.89%, 7/20/2072 (g)	769,803	812,953
GNMA II, 30 Year
Pool # AJ9020, 4.50%, 10/20/2044	31,233	30,158
Pool # BB3525, 4.00%, 9/20/2047	18,750	17,607
Pool # AY2413, 4.25%, 10/20/2048	1,434,846	1,365,050
Pool # BJ9820, 4.20%, 1/20/2049	1,004,596	938,479
Pool # BM2418, 4.00%, 8/20/2049	13,071	12,431
Pool # BN7049, 4.50%, 8/20/2049	115,622	112,852
Pool # BP7160, 4.50%, 9/20/2049	63,313	63,260
Pool # CH1162, 3.50%, 6/20/2050	211,117	199,309
Pool # BZ6343, 2.00%, 11/20/2050	2,965,434	2,392,123
Pool # CB8492, 3.50%, 1/20/2051	1,567,728	1,488,308
Pool # CB8531, 3.50%, 2/20/2051	688,986	645,023
Pool # CC9803, 4.00%, 4/20/2051	206,803	193,960
Pool # MA7534, 2.50%, 8/20/2051	3,649,008	3,111,854
Pool # CH1291, 3.50%, 9/20/2051	699,301	641,605
Pool # CH1293, 3.50%, 9/20/2051	2,479,987	2,318,265
Pool # CH1292, 3.50%, 10/20/2051	999,618	924,166
Pool # MA7705, 2.50%, 11/20/2051	5,051,835	4,308,177
Pool # MA7706, 3.00%, 11/20/2051	9,431,247	8,355,331
Pool # CH7863, 3.50%, 12/20/2051	633,729	580,073
Pool # CI2080, 3.50%, 12/20/2051	716,006	643,072
Pool # CH0876, 3.00%, 1/20/2052	92,195	81,803
Pool # CH0877, 3.00%, 1/20/2052	244,538	216,897
Pool # CH0878, 3.00%, 1/20/2052	227,732	201,706
Pool # CJ3916, 3.00%, 1/20/2052	678,778	615,884
Pool # CK2608, 3.00%, 1/20/2052	424,767	377,009
Pool # CK4909, 3.00%, 1/20/2052	92,574	81,995
Pool # CK4916, 3.00%, 1/20/2052	186,810	165,461
Pool # CJ8184, 3.50%, 1/20/2052	571,222	520,036
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	63

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # CK4918, 3.50%, 1/20/2052	61,996	56,753
Pool # CK7137, 4.00%, 1/20/2052	391,328	360,401
Pool # CK2667, 3.00%, 2/20/2052	539,832	478,140
Pool # CK2672, 3.50%, 2/20/2052	559,272	511,531
Pool # MA7936, 2.50%, 3/20/2052	26,243,336	22,380,172
Pool # CM2154, 3.00%, 3/20/2052	701,744	620,231
Pool # CM2278, 3.50%, 4/20/2052	771,230	704,738
Pool # CO4826, 5.00%, 6/20/2052	522,081	517,616
Pool # MA8148, 3.00%, 7/20/2052	24,166,043	21,409,181
Pool # CO4847, 5.00%, 7/20/2052	815,673	808,698
Pool # MA8200, 4.00%, 8/20/2052	1,574,393	1,482,267
Pool # MA8264, 2.50%, 9/20/2052	8,846,113	7,543,916
Pool # CO1924, 4.50%, 10/20/2052	1,152,266	1,155,567
Pool # CP8517, 4.50%, 10/20/2052	954,227	909,966
Pool # CO1925, 5.00%, 10/20/2052	957,587	990,722
Pool # MA8423, 2.50%, 11/20/2052	14,733,813	12,570,164
Pool # CO8957, 5.00%, 12/20/2052	6,234,865	6,127,727
Pool # MA8797, 3.50%, 4/20/2053	16,023,837	14,705,059
Pool # 786842, 4.00%, 4/20/2053	7,463,047	6,881,060
Pool # MA8873, 2.50%, 5/20/2053	15,614,182	13,315,688
Pool # CS4305, 5.50%, 6/20/2053	2,219,515	2,241,567
Pool # CV0175, 6.50%, 6/20/2053	978,212	1,032,179
Pool # MA9011, 2.50%, 7/20/2053	17,190,805	14,663,548
Pool # CS4391, 5.50%, 7/20/2053	2,763,322	2,790,777
Pool # CW7288, 6.50%, 9/20/2053	1,097,704	1,142,147
Pool # MA9299, 2.50%, 10/20/2053	8,078,148	6,893,156
Pool # MA9419, 3.50%, 1/20/2054	6,792,898	6,272,254
Pool # DD2409, 6.50%, 6/20/2054	1,199,763	1,230,146
Pool # MA9960, 3.00%, 10/20/2054	17,571,199	15,574,098
Pool # MB0142, 3.00%, 1/20/2055	9,538,257	8,450,133
Pool # DI1025, 5.50%, 8/20/2055	1,259,533	1,278,840
Pool # DI1026, 5.50%, 8/20/2055	1,497,695	1,520,653
Pool # DI1029, 6.00%, 8/20/2055	2,479,737	2,551,446
Pool # DL8784, 6.50%, 8/20/2055	5,000,000	5,193,371
Pool # DL8785, 6.50%, 8/20/2055	5,039,018	5,230,811
GNMA II, Other
Pool # CN0983, 3.50%, 4/20/2062	12,801,991	11,448,395
Pool # 787496, 6.00%, 7/20/2064	3,178,065	3,222,177
GNMA II, Single Family, 30 Year TBA, 5.00%, 9/15/2055 (j)	31,025,000	30,709,851
Total Mortgage-Backed Securities (Cost $1,820,944,058)		1,831,070,193
Asset-Backed Securities — 12.6%
ACC Trust Series 2022-1, Class C, 3.24%, 10/20/2025 (a)	842,135	208,182
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

ACRE Commercial Mortgage Ltd. Series 2021-FL4, Class B, 6.37%, 12/18/2037 (a) (g)	179,355	177,671
Air Canada Pass-Through Trust (Canada) Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	320,800	303,040
Ajax Mortgage Loan Trust Series 2021-G, Class A, 4.88%, 6/25/2061 (a) (g)	3,941,374	3,937,767
American Airlines Pass-Through Trust Series 2015-2, Class A, 4.00%, 9/22/2027	154,877	150,849
American Credit Acceptance Receivables Trust
Series 2022-2, Class E, 6.57%, 6/13/2028 (a)	300,000	300,562
Series 2022-3, Class D, 5.83%, 10/13/2028 (a)	190,326	190,972
Series 2023-3, Class D, 6.82%, 10/12/2029 (a)	1,955,000	2,001,794
American Homes 4 Rent Trust Series 2015-SFR2, Class A, 3.73%, 10/17/2052 (a)	84,576	84,330
AMSR Trust
Series 2023-SFR2G, Class G1, 4.50%, 8/19/2028 ‡	3,000,000	2,536,254
Series 2020-SFR5, Class D, 2.18%, 11/17/2037 (a)	3,000,000	2,979,293
Series 2020-SFR5, Class F, 2.69%, 11/17/2037 (a)	1,500,000	1,489,509
Series 2021-SFR1, Class F, 3.60%, 6/17/2038 (a)	4,000,000	3,795,309
Series 2021-SFR3, Class C, 1.80%, 10/17/2038 (a)	1,900,000	1,829,577
Series 2021-SFR4, Class F1, 3.16%, 12/17/2038 (a)	6,000,000	5,749,061
Series 2022-SFR1, Class F, 6.02%, 3/17/2039 (a)	750,000	745,630
Series 2022-SFR3, Class D, 4.00%, 10/17/2039 (a)	2,120,000	2,058,664
Series 2022-SFR3, Class E1, 4.00%, 10/17/2039 (a)	1,400,000	1,356,784
Series 2022-SFR3, Class E2, 4.00%, 10/17/2039 (a)	3,504,000	3,382,317
Series 2022-SFR3, Class F, 4.00%, 10/17/2039 (a)	7,000,000	6,650,238
Series 2023-SFR1, Class E2, 4.00%, 4/17/2040 (a)	2,505,000	2,376,759
Series 2023-SFR1, Class F, 4.00%, 4/17/2040 (a)	7,750,000	7,268,242
Series 2023-SFR2, Class E1, 3.95%, 6/17/2040 (a)	3,300,000	3,132,665
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Aqua Finance Trust
Series 2019-A, Class B, 3.47%, 7/16/2040 (a)	111,798	109,346
Series 2019-A, Class D, 6.07%, 7/16/2040 (a)	2,279,141	2,275,942
Series 2020-AA, Class D, 7.15%, 7/17/2046 (a)	2,611,718	2,655,371
AutoNation Finance Trust Series 2025-1A, Class D, 5.63%, 9/10/2032 (a)	1,491,000	1,522,218
Avis Budget Rental Car Funding AESOP LLC
Series 2024-2A, Class C, 6.01%, 10/20/2028 (a)	1,200,000	1,218,415
Series 2023-4A, Class D, 7.31%, 6/20/2029 (a)	3,000,000	3,058,721
Bastion Funding I LLC Series 2023-1A, Class A2, 7.12%, 4/25/2038 ‡ (a)	1,886,124	1,898,565
BG Beta Ltd. (Cayman Islands)
6.28%, 7/16/2054 ‡	3,822,000	3,917,076
7.12%, 7/16/2054 ‡	4,016,481	4,087,572
Bridge Trust
Series 2022-SFR1, Class A, 3.40%, 11/17/2037 (a)	7,355,084	7,317,306
Series 2025-SFR1, Class E, 4.35%, 9/17/2042 (a)	6,025,000	5,539,404
Bridgecrest Lending Auto Securitization Trust
Series 2023-1, Class C, 7.10%, 8/15/2029	5,000,000	5,116,015
Series 2024-3, Class D, 5.83%, 5/15/2030	3,937,000	4,028,661
Series 2024-1, Class E, 8.43%, 10/15/2030 (a)	6,990,000	7,350,867
Series 2025-1, Class D, 5.64%, 11/15/2030	12,700,000	12,939,786
Series 2024-2, Class E, 8.21%, 1/15/2031 (a)	6,000,000	6,336,947
Series 2024-3, Class E, 7.70%, 4/15/2031 (a)	12,000,000	12,510,556
Business Jet Securities LLC
Series 2024-2A, Class B, 5.75%, 9/15/2039 ‡ (a)	12,707,352	12,673,391
Series 2024-2A, Class C, 7.97%, 9/15/2039 ‡ (a)	1,249,470	1,252,434
BXG Receivables Note Trust
Series 2020-A, Class C, 4.22%, 2/28/2036 (a)	1,119,099	1,103,184
Series 2022-A, Class A, 4.12%, 9/28/2037 (a)	2,565,967	2,541,912
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2023-A, Class C, 7.38%, 11/15/2038 (a)	1,192,442	1,222,321
CarMax Auto Owner Trust Series 2023-4, Class A3, 6.00%, 7/17/2028	699,305	708,453
Carvana Auto Receivables Trust
Series 2022-P1, Class A4, 3.52%, 2/10/2028	3,487,275	3,471,406
Series 2023-P2, Class A4, 5.38%, 3/12/2029 (a)	2,000,000	2,033,596
Series 2023-P3, Class A4, 5.71%, 7/10/2029 (a)	709,000	727,684
Series 2023-N3, Class C, 6.55%, 12/10/2029 (a)	3,489,000	3,548,477
Cascade MH Asset Trust
Series 2019-MH1, Class B, 5.00%, 11/25/2044 ‡ (a) (g)	401,843	375,738
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (a)	636,825	577,614
Series 2022-MH1, Class M, 4.25%, 8/25/2054 ‡ (a) (h)	856,329	694,483
Series 2024-MH1, Class B1, 7.50%, 11/25/2056 (a) (g)	2,402,000	2,514,277
Series 2024-MH1, Class B2, 8.36%, 11/25/2056 (a) (g)	2,414,000	2,423,046
Continental Finance Credit Card ABS Master Trust Series 2022-A, Class A, 6.19%, 10/15/2030 (a)	825,000	827,247
CoreVest American Finance Trust
Series 2019-1, Class E, 5.73%, 3/15/2052 (a) (g)	551,000	542,607
Series 2019-2, Class E, 5.31%, 6/15/2052 (a) (g)	1,043,000	974,792
Series 2019-3, Class E, 4.86%, 10/15/2052 (a) (g)	570,000	526,409
CPS Auto Receivables Trust
Series 2022-D, Class D, 8.73%, 1/16/2029 (a)	1,000,000	1,039,759
Series 2023-A, Class D, 6.44%, 4/16/2029 (a)	723,000	736,300
Series 2023-D, Class C, 7.17%, 1/15/2030 (a)	4,100,000	4,166,534
Series 2022-C, Class C, 5.28%, 4/15/2030 (a)	293,641	293,902
Credit Acceptance Auto Loan Trust
Series 2022-3A, Class D, 9.00%, 4/18/2033 (a)	1,000,000	1,021,426
Series 2023-1A, Class C, 7.71%, 7/15/2033 (a)	1,675,000	1,719,028
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	65

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2023-2A, Class C, 7.15%, 9/15/2033 (a)	1,500,000	1,537,066
Series 2023-3A, Class C, 7.62%, 12/15/2033 (a)	2,700,000	2,801,609
Series 2023-5A, Class C, 7.30%, 4/17/2034 (a)	4,820,000	5,000,614
7.68%, 4/17/2034 ‡	5,000,000	5,075,000
Credit One Ltd., 6.47%, 2/25/2029 ‡ (a)	5,000,000	5,075,000
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (a)	250,000	246,208
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (a)	83,904	83,750
Series 2021-1A, Class D, 3.83%, 11/21/2033 (a)	73,600	73,487
DLLAA LLC Series 2023-1A, Class A3, 5.64%, 2/22/2028 (a)	1,265,000	1,279,787
DP Lion Holdco LLC Series 2023-1A, Class B, 12.73%, 11/30/2043 ‡	1,176,215	1,209,149
Drive Auto Receivables Trust Series 2024-2, Class D, 4.94%, 5/17/2032	5,800,000	5,840,283
DT Auto Owner Trust
Series 2022-3A, Class C, 7.69%, 7/17/2028 (a)	605,911	608,925
Series 2023-1A, Class D, 6.44%, 11/15/2028 (a)	1,440,000	1,465,348
Series 2023-2A, Class D, 6.62%, 2/15/2029 (a)	1,600,000	1,641,319
Series 2023-2A, Class E, 11.06%, 4/15/2030 (a)	3,000,000	3,212,074
Series 2023-3A, Class E, 10.21%, 5/15/2030 (a)	3,300,000	3,519,892
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class C, 2.09%, 8/27/2035 (a)	188,948	179,350
Series 2021-A, Class D, 3.32%, 8/27/2035 (a)	67,482	63,865
Energy Assets, 8.11%, 8/25/2044 ‡	1,440,698	1,472,043
Enterprise Fleet Financing LLC Series 2025-2, Class A4, 4.58%, 12/22/2031 (a)	6,720,000	6,812,203
EQV ABS Issuer LLC, 10.76%, 12/15/2040 ‡	5,500,000	5,500,000
Exeter Automobile Receivables Trust
Series 2023-2A, Class C, 5.75%, 7/17/2028	915,560	919,834
Series 2022-3A, Class D, 6.76%, 9/15/2028	1,000,000	1,013,643
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2022-5A, Class D, 7.40%, 2/15/2029	1,000,000	1,017,934
Series 2022-6A, Class D, 8.03%, 4/6/2029	1,291,000	1,332,161
Series 2023-4A, Class D, 6.95%, 12/17/2029	1,205,000	1,245,157
Series 2024-2A, Class D, 5.92%, 2/15/2030	5,370,000	5,500,116
Series 2022-4A, Class E, 8.23%, 3/15/2030 (a)	1,000,000	1,026,553
Series 2024-1A, Class D, 5.84%, 6/17/2030	9,486,000	9,721,425
Series 2023-4A, Class E, 9.57%, 2/18/2031 (a)	1,120,000	1,230,525
Exeter Select Automobile Receivables Trust
Series 2025-1, Class B, 4.87%, 8/15/2031	3,500,000	3,542,822
Series 2025-1, Class C, 5.40%, 8/15/2031	1,800,000	1,840,772
FHF Issuer Trust
Series 2023-2A, Class B, 7.49%, 11/15/2029 (a)	4,550,000	4,745,427
Series 2024-1A, Class B, 6.26%, 3/15/2030 (a)	807,000	833,742
FHF Trust Series 2022-2A, Class A, 6.14%, 12/15/2027 (a)	176,701	177,455
First Investors Auto Owner Trust
Series 2021-2A, Class C, 1.47%, 11/15/2027 (a)	1,743,486	1,726,556
Series 2023-1A, Class C, 6.81%, 12/17/2029 (a)	1,300,000	1,343,389
FirstKey Homes Trust
Series 2020-SFR1, Class H, PO, 8/17/2037 ‡ (a)	7,656,000	7,630,264
Series 2020-SFR1, Class E, 2.79%, 8/17/2037 (a)	2,300,000	2,294,470
Series 2020-SFR1, Class F1, 3.64%, 8/17/2037 (a)	2,201,000	2,195,377
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (a)	8,800,000	8,739,388
Series 2020-SFR2, Class F1, 3.02%, 10/19/2037 (a)	1,000,000	993,393
Series 2020-SFR2, Class F2, 3.12%, 10/19/2037 (a)	560,000	556,226
Series 2022-SFR3, Class F1, PO, 7/17/2038 ‡ (a)	7,000,000	6,593,601
Series 2022-SFR3, Class F2, PO, 7/17/2038 ‡ (a)	3,000,000	2,818,199
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2022-SFR3, Class D, 3.50%, 7/17/2038 (a)	1,250,000	1,226,958
Series 2022-SFR3, Class E1, 3.50%, 7/17/2038 (a)	4,500,000	4,400,226
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 (a)	500,000	486,503
Series 2021-SFR1, Class F1, 3.24%, 8/17/2038 (a)	1,668,000	1,632,128
Series 2021-SFR1, Class F2, 3.45%, 8/17/2038 (a)	4,712,000	4,616,831
Series 2021-SFR1, Class F3, 3.69%, 8/17/2038 (a)	5,000,000	4,891,332
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (a)	635,000	613,369
Series 2021-SFR2, Class E2, 2.36%, 9/17/2038 (a)	814,000	784,999
Series 2021-SFR2, Class F2, 3.16%, 9/17/2038 (a)	7,886,000	7,597,337
Series 2022-SFR1, Class F1, PO, 5/19/2039 ‡ (a)	6,000,000	5,334,965
Series 2022-SFR1, Class F2, PO, 5/19/2039 ‡ (a)	2,600,000	2,289,069
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (a)	3,165,000	3,130,509
Series 2022-SFR1, Class E2, 5.00%, 5/19/2039 (a)	3,094,000	3,046,124
Series 2022-SFR2, Class E2, 4.50%, 7/17/2039 (a)	492,000	479,035
Series 2022-SFR2, Class F1, 4.50%, 7/17/2039 (a)	6,600,000	6,381,060
Series 2022-SFR2, Class F2, 4.50%, 7/17/2039 (a)	3,000,000	2,887,786
Series 2022-SFR2, Class G, 4.50%, 7/17/2039 (a)	4,710,000	4,474,704
Flagship Credit Auto Trust
Series 2020-4, Class D, 2.18%, 2/16/2027 (a)	106,861	106,293
Series 2021-4, Class C, 1.96%, 12/15/2027 (a)	348,350	344,914
Series 2023-2, Class C, 5.81%, 5/15/2029 (a)	535,000	539,858
FMC GMSR Issuer Trust
Series 2021-GT1, Class B, 4.36%, 7/25/2026 (a) (g)	1,900,000	1,805,192
Series 2024-SAT1, Class A, 6.50%, 3/26/2027 (a) (g)	6,900,000	6,991,097
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (a)	7,000,000	7,059,251
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2022-GT1, Class B, 7.17%, 4/25/2027 (a)	600,000	607,971
Series 2022-GT2, Class B, 10.07%, 7/25/2027 (a)	1,000,000	1,037,873
Foundation Finance Trust
Series 2021-1A, Class C, 2.99%, 5/15/2041 (a)	301,898	287,801
Series 2023-1A, Class D, 9.18%, 12/15/2043 (a)	1,464,149	1,566,335
Series 2024-1A, Class C, 6.53%, 12/15/2049 (a)	517,912	536,642
Series 2024-1A, Class D, 8.13%, 12/15/2049 (a)	4,669,695	4,921,885
FREED ABS Trust Series 2022-1FP, Class D, 3.35%, 3/19/2029 (a)	163,471	162,663
FRTKL Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (a)	1,000,000	967,887
FW Energy Asset Issuer LLC, 7.15%, 8/25/2044 ‡	4,482,912	4,568,083
GLS Auto Receivables Issuer Trust
Series 2022-1A, Class D, 3.97%, 1/18/2028 (a)	3,179,989	3,169,563
Series 2021-2A, Class E, 2.87%, 5/15/2028 (a)	1,500,000	1,485,298
Series 2023-2A, Class E, 9.37%, 1/15/2030 (a)	2,000,000	2,166,034
Series 2023-1A, Class E, 11.42%, 3/15/2030 (a)	1,500,000	1,655,461
Series 2025-1A, Class D, 5.61%, 11/15/2030 (a)	1,700,000	1,738,728
Series 2025-2A, Class D, 5.59%, 1/15/2031 (a)	14,300,000	14,564,563
Series 2025-1A, Class E, 7.19%, 3/15/2032 (a)	1,200,000	1,238,455
GLS Auto Select Receivables Trust
Series 2024-1A, Class B, 5.32%, 3/15/2030 (a)	1,000,000	1,016,518
Series 2024-1A, Class C, 5.69%, 3/15/2030 (a)	300,000	307,040
Series 2024-1A, Class D, 6.43%, 1/15/2031 (a)	705,000	735,188
Goodleap, 11.00%, 7/15/2042 ‡	3,404,080	3,492,824
GoodLeap Home Improvement Solutions Trust Series 2025-1A, Class A, 5.38%, 2/20/2049 (a)	6,832,729	6,941,061
GS Mortgage-Backed Securities Trust Series 2025-SL1, Class A1, 5.85%, 11/25/2067 (a) (g)	15,436,201	15,595,859
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	67

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Hertz Vehicle Financing LLC Series 2023-3A, Class A, 5.94%, 2/25/2028 (a)	1,397,000	1,420,434
HGI CRE CLO Ltd. (Cayman Islands)
Series 2022-FL3, Class B, 6.94%, 4/20/2037 (a) (g)	1,000,000	1,000,475
Series 2022-FL3, Class E, 8.64%, 4/20/2037 (a) (g)	663,500	660,042
Hilton Grand Vacations Trust
Series 2022-1D, Class D, 6.79%, 6/20/2034 (a)	114,650	114,152
Series 2022-2A, Class D, 8.73%, 1/25/2037 (a)	217,087	222,602
Series 2020-AA, Class C, 6.42%, 2/25/2039 (a)	88,432	89,581
Series 2024-1B, Class D, 8.85%, 9/15/2039 (a)	2,262,930	2,332,490
HIN Timeshare Trust
Series 2020-A, Class D, 5.50%, 10/9/2039 (a)	297,143	292,251
Series 2020-A, Class E, 6.50%, 10/9/2039 (a)	854,285	822,821
HINNT LLC
Series 2022-A, Class D, 6.50%, 5/15/2041 (a)	301,340	298,939
Series 2022-A, Class E, 8.00%, 5/15/2041 (a)	1,179,970	1,152,156
Series 2024-A, Class D, 7.00%, 3/15/2043 (a)	1,360,300	1,353,261
Series 2024-A, Class E, 8.00%, 3/15/2043 (a)	1,474,566	1,418,382
Series 2025-A, Class D, 8.22%, 3/15/2044 (a)	2,846,299	2,888,707
Home Partners of America Trust
Series 2021-2, Class D, 2.65%, 12/17/2026 (a)	9,594,956	9,262,238
Series 2021-2, Class F, 3.80%, 12/17/2026 (a)	10,266,603	9,935,215
Series 2022-1, Class D, 4.73%, 4/17/2039 (a)	3,330,639	3,287,808
Series 2019-2, Class A, 2.70%, 10/19/2039 (a)	1,433,779	1,417,638
Series 2021-3, Class D, 3.00%, 1/17/2041 (a)	3,777,000	3,524,577
Huntington Bank Auto Credit-Linked Notes Series 2025-2, Class B1, 4.84%, 9/20/2033 (a)	17,330,000	17,372,179
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Invitation Homes Trust
Series 2024-SFR1, Class B, 4.00%, 9/17/2041 (a)	4,195,000	4,068,829
Series 2024-SFR1, Class E, 4.50%, 9/17/2041 (a)	5,580,000	5,343,669
John Deere Owner Trust Series 2023-B, Class A4, 5.11%, 5/15/2030	2,200,000	2,227,902
Jonah Energy ABS LLC
Series 2024-1A, Class B, 11.24%, 8/10/2039 ‡ (a)	5,318,077	5,341,477
Series 2022-1, Class C, 12.66%, 8/10/2039 ‡ (a)	8,000,000	8,078,400
Series 2025-1A, Class A2, 7.36%, 12/10/2040 ‡ (a)	7,505,234	7,644,831
Series 2025-1A, Class B, 11.25%, 12/10/2040 ‡ (a)	4,597,482	4,587,367
Lending Funding Trust
Series 2020-2A, Class A, 2.32%, 4/21/2031 (a)	3,750,000	3,673,171
Series 2020-2A, Class D, 6.77%, 4/21/2031 (a)	4,000,000	4,037,890
Lendingpoint Asset Securitization Trust Series 2022-A, Class D, 4.54%, 6/15/2029 (a)	527,633	308,283
Lendmark Funding Trust
Series 2021-1A, Class A, 1.90%, 11/20/2031 (a)	844,000	813,837
Series 2021-1A, Class D, 5.05%, 11/20/2031 (a)	4,370,000	4,172,482
Series 2021-2A, Class B, 2.37%, 4/20/2032 (a)	1,545,000	1,449,472
Series 2021-2A, Class D, 4.46%, 4/20/2032 (a)	8,300,000	7,714,220
Series 2024-2A, Class E, 8.47%, 2/21/2034 (a)	7,303,000	7,557,232
Series 2025-1A, Class E, 8.91%, 9/20/2034 (a)	4,745,000	4,979,464
Mariner Finance issuance Trust Series 2024-BA, Class E, 8.80%, 11/20/2038 (a)	6,480,000	6,834,483
Mariner Finance Issuance Trust
Series 2023-AA, Class E, 11.12%, 10/22/2035 (a)	1,500,000	1,571,812
Series 2021-AA, Class B, 2.33%, 3/20/2036 (a)	1,300,000	1,250,781
Series 2021-AA, Class C, 2.96%, 3/20/2036 (a)	370,000	355,963
Series 2021-AA, Class D, 3.83%, 3/20/2036 (a)	651,000	627,969
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2021-AA, Class E, 5.40%, 3/20/2036 (a)	6,040,000	5,851,801
Series 2021-BA, Class E, 4.68%, 11/20/2036 (a)	7,815,000	7,269,969
Marlette Funding Trust
Series 2023-1A, Class C, 7.20%, 4/15/2033 (a)	959,814	965,910
Series 2023-2A, Class C, 6.96%, 6/15/2033 (a)	375,000	378,056
Merchants Fleet Funding LLC Series 2023-1A, Class A, 7.21%, 5/20/2036 (a)	1,755,475	1,767,475
Mercury Financial Credit Card Master Trust Series 2024-2A, Class A, 6.56%, 7/20/2029 (a)	5,785,000	5,832,523
Mission Lane Credit Card Master Trust Series 2025-B, Class A, 5.06%, 9/15/2031 (a)	5,825,000	5,860,177
MNR ABS Issuer I LLC, 12.44%, 12/15/2038 ‡	2,573,461	2,607,431
MVW LLC
Series 2020-1A, Class C, 4.21%, 10/20/2037 (a)	50,700	50,140
Series 2020-1A, Class D, 7.14%, 10/20/2037 (a)	506,998	507,604
Series 2019-2A, Class B, 2.44%, 10/20/2038 (a)	23,391	23,149
Series 2023-1A, Class C, 6.54%, 10/20/2040 (a)	1,257,108	1,291,350
Series 2022-2A, Class C, 7.62%, 10/21/2041 (a)	359,359	369,366
Series 2022-2A, Class D, 9.00%, 10/21/2041 (a)	872,524	883,852
New Residential Mortgage Loan Trust
Series 2022-SFR1, Class D, 3.30%, 2/17/2039 (a)	340,000	328,192
Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (a)	420,000	406,281
Series 2022-SFR1, Class F, 4.44%, 2/17/2039 (a)	5,650,000	5,515,645
Nissan Auto Lease Trust Series 2023-B, Class A4, 5.61%, 11/15/2027	800,000	801,111
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (a)	88,133	87,569
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	875,350	852,009
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (a)	1,029,239	1,024,965
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Octane Receivables Trust
Series 2022-2A, Class C, 6.29%, 7/20/2028 (a)	1,390,000	1,402,577
Series 2022-2A, Class D, 7.70%, 2/20/2030 (a)	2,000,000	2,059,769
Series 2024-1A, Class D, 6.43%, 10/21/2030 (a)	3,000,000	3,089,119
OneMain Direct Auto Receivables Trust Series 2019-1A, Class B, 3.95%, 11/14/2028 (a)	1,000,000	996,330
Oneslt, 8.00%, 12/15/2030 ‡	5,987,709	5,987,709
Oportun Funding Trust Series 2024-3, Class B, 5.48%, 8/15/2029 (a)	3,617,000	3,625,190
Oportun Issuance Trust
Series 2024-1A, Class C, 7.42%, 4/8/2031 (a)	1,200,000	1,205,621
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	120,524	118,037
Series 2021-B, Class C, 3.65%, 5/8/2031 (a)	1,571,337	1,553,814
Series 2022-A, Class C, 7.40%, 6/9/2031 (a)	755,000	768,512
Series 2021-C, Class A, 2.18%, 10/8/2031 (a)	1,788,986	1,752,030
Series 2024-2, Class D, 10.47%, 2/9/2032 (a)	3,000,000	3,147,876
Series 2025-A, Class D, 7.25%, 2/8/2033 (a)	13,659,000	13,693,019
Pagaya AI Technology in Housing Trust Series 2023-1, Class E2, 3.60%, 10/25/2040 (a)	8,159,000	7,434,379
Porsche Financial Auto Securitization Trust
Series 2023-1A, Class A3, 4.81%, 9/22/2028 (a)	759,970	761,817
Series 2023-2A, Class A3, 5.79%, 1/22/2029 (a)	378,175	381,618
Prestige Auto Receivables Trust Series 2022-1A, Class C, 7.09%, 8/15/2028 (a)	682,162	683,928
PRET LLC
Series 2021-RN3, Class A1, 4.84%, 9/25/2051 (a) (h)	541,862	541,808
Series 2025-NPL3, Class A1, 6.71%, 4/25/2055 (a) (h)	18,640,315	18,902,700
PRET Trust Series 2025-NPL1, Class A1, 6.06%, 2/25/2055 (a) (h)	9,622,470	9,705,439
Progress Residential
Series 2021-SFR3, Class E1, 2.54%, 5/17/2026 (a)	450,000	444,858
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	69

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2021-SFR3, Class E2, 2.69%, 5/17/2026 (a)	645,000	637,329
Progress Residential Trust
Series 2022-SFR2, Class E2, 4.80%, 4/17/2027 (a)	651,000	634,333
Series 2024-SFR5, Class E1, 3.38%, 8/9/2029 (a) (g)	9,905,000	9,135,228
Series 2021-SFR5, Class E1, 2.21%, 7/17/2038 (a)	950,000	928,967
Series 2021-SFR5, Class E2, 2.36%, 7/17/2038 (a)	270,000	264,083
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	2,650,000	2,579,991
Series 2022-SFR3, Class D, 4.45%, 4/17/2039 (a)	1,090,000	1,071,089
Series 2022-SFR3, Class E2, 5.60%, 4/17/2039 (a)	4,160,000	4,141,308
Series 2022-SFR3, Class F, 6.60%, 4/17/2039 (a)	665,000	663,486
Series 2021-SFR7, Class E1, 2.59%, 8/17/2040 (a)	793,000	741,984
Series 2023-SFR2, Class E1, 4.75%, 10/17/2040 (a)	3,769,000	3,688,121
Series 2021-SFR9, Class F, 4.05%, 11/17/2040 (a)	10,450,000	10,020,412
Series 2022-SFR1, Class E2, 3.99%, 2/17/2041 (a)	5,750,000	5,473,183
Series 2022-SFR1, Class F, 4.88%, 2/17/2041 (a)	10,750,000	10,454,665
Series 2024-SFR2, Class D, 3.40%, 4/17/2041 (a) (g)	3,434,000	3,229,229
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (a) (g)	4,136,000	3,831,542
Series 2025-SFR2, Class E1, 3.72%, 4/17/2042 (a) (g)	4,897,239	4,504,832
Series 2025-SFR3, Class C, 3.39%, 7/17/2042 (a)	963,000	889,285
Purewest ABS Issuer LLC
Series 2025-1, Class A2, 6.53%, 4/5/2040 ‡ (a)	5,972,197	6,074,322
Series 2025-1, Class B, 10.28%, 4/5/2040 ‡ (a)	10,674,009	10,674,009
RCO Mortgage LLC Series 2025-2, Class A1, 6.51%, 4/25/2030 (a) (h)	7,501,604	7,524,953
Reach ABS Trust
Series 2025-2A, Class C, 5.69%, 8/18/2032 (a)	10,563,000	10,682,308
Series 2025-2A, Class D, 7.31%, 8/18/2032 (a)	1,000,000	1,016,137
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 7.00%, 12/27/2044 (a) (g)	14,026	14,016
Regional Management Issuance Trust
Series 2021-1, Class D, 5.07%, 3/17/2031 (a)	825,000	818,901
Series 2022-1, Class B, 3.71%, 3/15/2032 (a)	1,358,000	1,345,108
Renew
Series 2023-1A, Class A, 5.90%, 11/20/2058 ‡ (a)	2,651,076	2,623,726
Series 2024-2A, Class B, 8.22%, 11/20/2060 ‡ (a)	1,822,075	1,832,307
RFT TRUST
Series 2024-2, Class A1, 7.11%, 9/27/2028 (a) (h)	4,481,307	4,476,601
Series 2024-2, Class A2, 8.81%, 9/27/2028 (a) (h)	7,869,372	7,861,432
RT Fin LLC, 7.85%, 10/15/2043 ‡	1,488,469	1,516,326
Santander Drive Auto Receivables Trust
Series 2024-S1, Class R2, 8.32%, 3/16/2029 (a)	1,436,847	1,438,998
Series 2022-4, Class C, 5.00%, 11/15/2029	5,000,000	5,026,325
Series 2023-2, Class C, 5.47%, 12/16/2030	1,500,000	1,522,294
Series 2022-5, Class D, 5.67%, 12/16/2030	6,000,000	6,058,897
Series 2022-6, Class D, 5.69%, 2/18/2031	6,200,000	6,259,973
Series 2025-3, Class D, 5.11%, 9/15/2031	4,800,000	4,839,092
Series 2024-4, Class D, 5.32%, 12/15/2031	2,230,000	2,266,412
SCF Equipment Leasing LLC
Series 2023-1A, Class B, 6.37%, 5/20/2032 (a)	4,000,000	4,131,329
Series 2024-1A, Class D, 6.58%, 6/21/2033 (a)	3,322,000	3,496,364
Series 2024-1A, Class E, 9.00%, 12/20/2034 (a)	4,300,000	4,614,050
Series 2022-2A, Class E, 6.50%, 6/20/2035 (a)	1,112,000	1,114,020
Series 2022-2A, Class F1, 6.50%, 6/20/2035 (a)	5,000,000	4,984,966
Series 2023-1A, Class E, 7.00%, 7/21/2036 (a)	5,400,000	5,413,121
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class D, 3.17%, 11/20/2037 (a)	78,978	78,211
Series 2022-1A, Class D, 6.00%, 10/20/2038 (a)	141,688	141,031
Series 2022-3A, Class D, 10.52%, 7/20/2039 (a)	227,560	239,801
Series 2023-1A, Class D, 9.80%, 1/20/2040 (a)	847,558	889,474
Series 2023-2A, Class D, 9.72%, 4/20/2040 (a)	421,657	443,415
Series 2022-2A, Class D, 9.22%, 6/20/2040 (a)	144,907	148,949
Series 2024-2A, Class D, 7.48%, 6/20/2041 (a)	1,514,134	1,540,847
Series 2024-3A, Class D, 6.93%, 8/20/2041 (a)	1,228,989	1,239,567
Series 2025-2A, Class D, 6.79%, 4/20/2044 (a)	3,815,843	3,861,423
SpringCastle America Funding LLC Series 2020-AA, Class A, 1.97%, 9/25/2037 (a)	292,730	276,968
STAR Trust
Series 2025-SFR5, Class A, 5.81%, 2/17/2042 (a) (g)	6,491,000	6,495,057
Series 2025-SFR5, Class B, 6.11%, 2/17/2042 (a) (g)	4,000,000	4,005,000
Series 2025-SFR5, Class C, 6.31%, 2/17/2042 (a) (g)	1,000,000	1,000,819
Tesla Auto Lease Trust Series 2023-B, Class A4, 6.22%, 3/22/2027 (a)	3,300,000	3,314,528
Tricon American Homes Series 2020-SFR1, Class E, 3.54%, 7/17/2038 (a)	300,000	295,204
Tricon Residential Trust Series 2025-SFR1, Class C, 5.96%, 3/17/2042 (a) (g)	5,750,000	5,762,946
United Airlines Pass-Through Trust
Series 2014-1, Class A, 4.00%, 4/11/2026	91,061	90,878
Series 2014-2, Class A, 3.75%, 9/3/2026	519,372	514,292
Series 2018-1, Class A, 3.70%, 3/1/2030	10,204	9,577
Series 2024-1, Class AA, 5.45%, 2/15/2037	1,865,387	1,911,304
United Auto Credit Securitization Trust Series 2022-2, Class E, 10.00%, 4/10/2029 (a)	1,000,000	461,021
UOG ABS Issuer LLC Series 2023-1, Class A1, 8.35%, 6/5/2040 ‡ (a)	719,325	740,545
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Upstart Securitization Trust Series 2025-1, Class A, 5.45%, 4/20/2035 (a)	4,808,988	4,840,782
US Auto Funding Trust
Series 2022-1A, Class B, 5.13%, 12/15/2025 ‡ (a)	700,000	295,241
Series 2022-1A, Class D, 9.14%, 7/15/2027 ‡ (a)	1,000,000	10
VistaJet Pass Through Trust Series 2021-1C, 9.50%, 8/15/2031 (a)	5,460,000	5,450,838
VOLT CII LLC Series 2021-NP11, Class A1, 5.87%, 8/25/2051 (a) (h)	1,128,931	1,128,433
VOLT CV LLC Series 2021-CF2, Class A1, 5.49%, 11/27/2051 (a) (h)	1,041,309	1,040,445
VOLT XCIV LLC Series 2021-NPL3, Class A1, 6.24%, 2/27/2051 (a) (h)	2,773	2,772
Westgate Resorts LLC
Series 2022-1A, Class B, 2.29%, 8/20/2036 (a)	37,014	36,539
Series 2022-1A, Class D, 3.84%, 8/20/2036 (a)	148,056	145,739
Series 2023-1A, Class C, 7.49%, 12/20/2037 (a)	1,626,677	1,661,663
Westlake Automobile Receivables Trust
Series 2021-3A, Class D, 2.12%, 1/15/2027 (a)	170,776	170,172
Series 2021-3A, Class E, 3.42%, 4/15/2027 (a)	2,500,000	2,491,036
Series 2022-2A, Class D, 5.48%, 9/15/2027 (a)	1,000,000	1,003,668
Series 2023-3A, Class C, 6.02%, 9/15/2028 (a)	2,100,000	2,129,304
Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	905,000	930,371
Series 2023-2A, Class D, 7.01%, 11/15/2028 (a)	1,219,000	1,247,067
Series 2023-4A, Class D, 7.19%, 7/16/2029 (a)	3,500,000	3,651,772
Series 2024-3A, Class C, 4.92%, 11/15/2029 (a)	7,000,000	7,038,000
Wolf Energy Asset Issuer LLC, 5.70%, 7/25/2050 ‡ (g)	5,859,508	5,859,508
Total Asset-Backed Securities (Cost $926,291,580)		949,458,408
U.S. Treasury Obligations — 9.8%
U.S. Treasury Bonds
1.13%, 5/15/2040	8,454,000	5,260,964
1.13%, 8/15/2040	6,437,100	3,962,840
4.75%, 2/15/2041	1,421,000	1,432,435
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	71

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
2.25%, 5/15/2041	4,699,000	3,405,123
4.38%, 5/15/2041	811,000	781,823
2.00%, 11/15/2041	4,730,000	3,243,191
3.13%, 11/15/2041	6,143,000	5,007,745
4.00%, 11/15/2042	54,417,400	49,296,638
3.63%, 8/15/2043	9,644,000	8,225,277
3.75%, 11/15/2043	15,228,000	13,184,712
4.75%, 11/15/2043	20,820,600	20,627,847
3.38%, 5/15/2044	14,050,000	11,448,006
2.50%, 2/15/2045	11,069,000	7,711,980
3.00%, 2/15/2047	39,347,900	29,228,112
3.00%, 8/15/2048	27,741,200	20,244,574
3.38%, 11/15/2048	21,419,000	16,714,350
1.88%, 2/15/2051	2,622,000	1,442,407
2.38%, 5/15/2051	36,482,900	22,669,277
2.25%, 2/15/2052	6,775,000	4,049,915
2.88%, 5/15/2052	8,214,000	5,664,130
3.63%, 2/15/2053	4,682,000	3,747,612
4.50%, 11/15/2054	14,720,000	13,740,775
U.S. Treasury Notes
1.13%, 10/31/2026	36,764,000	35,643,847
0.50%, 8/31/2027	95,000,000	89,337,109
4.50%, 5/31/2029	225,110,200	231,916,267
4.63%, 5/31/2031	12,135,000	12,649,315
4.25%, 11/15/2034	53,400,400	53,750,840
U.S. Treasury STRIPS Bonds
4.53%, 5/15/2031 (l)	32,559,000	26,090,513
3.99%, 2/15/2034 (l)	4,986,000	3,491,098
5.05%, 5/15/2040 (l)	3,436,000	1,673,189
5.14%, 8/15/2040 (l)	27,517,340	13,191,738
4.95%, 11/15/2040 (l)	18,060,000	8,531,869
4.37%, 5/15/2041 (l)	10,019,000	4,593,054
2.42%, 8/15/2041 (l)	207,000	93,465
2.78%, 2/15/2042 (l)	1,065,000	466,087
5.02%, 11/15/2043 (l)	18,035,000	7,101,050
Total U.S. Treasury Obligations (Cost $754,718,887)		739,619,174
Commercial Mortgage-Backed Securities — 8.2%
BAMLL Re-REMIC Trust
Series 2024-FRR4, Class D, 1.19%, 11/27/2048 (a) (g)	10,412,000	10,071,423
Series 2024-FRR3, Class D, 0.57%, 1/27/2050 (a) (g)	11,563,000	10,472,437
Series 2024-FRR3, Class C, 0.64%, 1/27/2050 (a) (g)	11,000,000	10,109,437
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2024-FRR2, Class D, 1.23%, 7/27/2050 ‡ (a) (g)	7,830,000	7,055,243
Series 2025-FRR5, Class DK73, 1.01%, 2/27/2051 (a) (g)	4,000,000	3,449,323
Series 2025-FRR5, Class CK73, 1.02%, 2/27/2051 (a) (g)	4,000,000	3,523,026
Series 2025-FRR5, Class CK86, PO, 11/27/2051 (a)	4,000,000	3,279,852
Series 2025-FRR5, Class DK86, PO, 11/27/2051 (a)	4,000,000	3,157,668
Series 2025-FRR5, Class C736, 1.92%, 9/27/2052 (a) (g)	4,000,000	3,824,288
Series 2025-FRR5, Class D736, 1.92%, 9/27/2052 (a) (g)	4,000,000	3,771,563
Banc of America Re-REMIC Trust
Series 2024-FRR1, Class B, 0.00%, 4/27/2049 ‡ (a)	5,000,000	3,604,017
Series 2024-FRR1, Class C, 0.00%, 4/27/2049 ‡ (a)	7,128,000	4,663,815
Series 2024-FRR1, Class A, 2.08%, 4/27/2049 ‡ (a) (g)	3,000,000	2,395,844
BBCMS Mortgage Trust Series 2016-ETC, Class E, 3.73%, 8/14/2036 (a) (g)	8,413,000	7,685,042
BMD2 Re-REMIC Trust
Series 2019-FRR1, Class 4D1, PO, 5/25/2052 ‡ (a)	9,786,000	6,828,901
Series 2019-FRR1, Class 5C, PO, 5/25/2052 ‡ (a)	6,619,500	5,240,120
Series 2019-FRR1, Class 5D1, PO, 5/25/2052 ‡ (a)	2,500,000	1,836,047
Series 2019-FRR1, Class 6C, PO, 5/25/2052 ‡ (a)	2,500,000	1,886,772
Series 2019-FRR1, Class 5B13, 2.17%, 5/25/2052 ‡ (a) (g)	8,169,000	7,196,497
Series 2019-FRR1, Class 6B10, 2.36%, 5/25/2052 ‡ (a) (g)	2,969,000	2,510,261
BX Commercial Mortgage Trust Series 2025-COPT, Class A, 6.10%, 8/15/2042 (a) (g)	6,105,000	6,112,631
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (a)	2,000,000	1,950,308
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class CK54, 0.00%, 2/28/2026 (a)	480,000	460,574
Series 2021-FRR1, Class DKW1, 0.00%, 2/28/2026 (a)	430,000	409,924
Series 2021-FRR1, Class BK98, 0.00%, 8/29/2029 (a)	7,150,000	5,504,249
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2021-FRR1, Class AK99, 0.00%, 9/29/2029 (a)	3,000,000	2,398,779
Series 2021-FRR1, Class BK99, 0.00%, 9/29/2029 (a)	400,000	293,420
CSMC OA LLC
Series 2014-USA, Class C, 4.34%, 9/15/2037 (a)	10,325,000	8,156,853
Series 2014-USA, Class D, 4.37%, 9/15/2037 (a)	4,374,000	3,214,934
FHLMC
Series 2023-MN7, Class M2, 10.05%, 9/25/2043 (a) (g)	1,240,000	1,293,235
Series 2024-MN8, Class M2, 8.60%, 5/25/2044 (a) (g)	4,761,000	4,975,755
Series 2024-MN9, Class M2, 7.60%, 10/25/2044 (a) (g)	4,000,000	4,037,794
Series 2025-MN10, Class M1, 6.39%, 2/25/2045 (a) (g)	6,361,022	6,307,833
Series 2025-MN10, Class M2, 7.19%, 2/25/2045 (a) (g)	3,700,000	3,691,985
Series 2025-MN11, Class M2, 7.00%, 7/25/2045 (a) (g)	5,000,000	5,000,483
Series 2021-MN1, Class M1, 6.35%, 1/25/2051 (a) (g)	768,681	766,364
Series 2021-MN1, Class M2, 8.10%, 1/25/2051 (a) (g)	5,685,000	5,866,976
Series 2021-MN3, Class M1, 6.65%, 11/25/2051 (a) (g)	354,161	354,870
Series 2021-MN3, Class M2, 8.35%, 11/25/2051 (a) (g)	4,500,000	4,655,481
FHLMC, Multi-Family Structured Credit Risk
Series 2022-MN4, Class M1, 8.60%, 5/25/2052 (a) (g)	926,238	951,076
Series 2022-MN4, Class M2, 10.85%, 5/25/2052 (a) (g)	750,000	848,993
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KW06, Class A2, 3.80%, 6/25/2028 (g)	1,750,000	1,736,193
Series K088, Class A2, 3.69%, 1/25/2029	350,000	347,244
Series K753, Class A2, 4.40%, 10/25/2030	3,125,000	3,166,719
Series K128, Class X3, IO, 2.88%, 4/25/2031 (g)	550,000	69,739
Series KJ48, Class A2, 5.03%, 10/25/2031	2,000,000	2,064,468
Series K136, Class A2, 2.13%, 11/25/2031	3,500,000	3,106,709
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series K142, Class A2, 2.40%, 3/25/2032	1,250,000	1,120,377
Series K-151, Class A2, 3.80%, 10/25/2032 (g)	1,050,000	1,015,672
Series K-153, Class A2, 3.82%, 12/25/2032 (g)	1,000,000	970,077
Series KJ44, Class A2, 4.61%, 2/25/2033	5,000,000	5,071,588
Series K-160, Class A2, 4.50%, 8/25/2033 (g)	6,000,000	6,036,249
Series K-1520, Class X1, IO, 0.58%, 2/25/2036 (g)	4,455,518	151,946
Series K-1520, Class X3, IO, 3.20%, 4/25/2039 (g)	550,000	127,214
Series Q014, Class X, IO, 2.77%, 10/25/2055 (g)	1,778,189	258,003
FNMA ACES
Series 2017-M3, Class A2, 2.56%, 12/25/2026 (g)	217,912	213,294
Series 2021-M11, Class A2, 1.51%, 3/25/2031 (g)	300,000	259,421
Series 2023-M2, Class PT, 3.23%, 4/25/2031 (g)	3,922,060	3,762,869
Series 2022-M1G, Class A2, 1.58%, 9/25/2031 (g)	2,700,000	2,340,086
Series 2022-M1, Class A1, 1.72%, 10/25/2031 (g)	404,786	378,491
Series 2022-M3, Class A2, 1.76%, 11/25/2031 (g)	1,400,000	1,203,585
Series 2021-M15, Class A2, 1.98%, 11/25/2031 (g)	1,472,840	1,328,120
Series 2022-M2, Class A2, 2.40%, 11/25/2031	17,125,000	15,372,510
Series 2022-M8, Class A2, 2.00%, 12/25/2031 (g)	2,500,000	2,171,496
Series 2022-M2S, Class A1, 3.88%, 5/25/2032 (g)	16,077	16,012
Series 2022-M13, Class A2, 2.68%, 6/25/2032 (g)	1,372,000	1,240,813
Series 2020-M53, Class A2, 1.75%, 11/25/2032 (g)	1,250,000	1,055,505
Series 2023-M8, Class A2, 4.63%, 3/25/2033 (g)	2,980,000	2,997,822
Series 2021-M3, Class X1, IO, 2.01%, 11/25/2033 (g)	477,786	30,806
Series 2021-M8, Class A2, 2.10%, 11/25/2035	18,993,628	17,004,074
FREMF Series 20K-1517, Class C, PO, 8/25/2035 (a)	10,000,000	4,574,768
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	73

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
FREMF Mortgage Trust
Series 2018-KBX1, Class B, 3.62%, 1/25/2026 (a) (g)	500,000	495,685
Series 2018-K82, Class X2A, IO, 0.10%, 9/25/2028 (a)	87,615,454	205,230
Series 2021-KHG3, Class BFX, 2.48%, 9/25/2028 (a) (g)	1,000,000	902,099
Series 2018-K82, Class D, PO, 10/25/2028 (a)	8,500,000	6,647,367
Series 2018-K82, Class X2B, IO, 0.10%, 10/25/2028 (a)	22,000,000	59,044
Series 2018-K84, Class D, PO, 11/25/2028 (a)	9,500,000	7,234,204
Series 2019-K92, Class X2A, IO, 0.10%, 4/25/2029 (a)	127,248,087	348,036
Series 2019-KG01, Class X2A, IO, 0.10%, 4/25/2029 (a)	143,549,005	205,749
Series 2019-KG01, Class C, PO, 5/25/2029 (a)	12,278,000	9,467,996
Series 2019-KG01, Class X2B, IO, 0.10%, 5/25/2029 (a)	16,000,000	47,802
Series 2019-K92, Class X2B, IO, 0.10%, 7/25/2029 (a)	28,380,000	88,455
Series 2019-KS12, Class B, 7.26%, 8/25/2029 (g)	9,898,221	9,899,728
Series 2019-KC07, Class C, 3.75%, 10/25/2029 (a) (g)	5,000,000	4,168,675
Series 2020-KL06, Class C, 3.52%, 12/25/2029 (a) (g)	2,290,000	1,925,541
Series 2020-K107, Class D, 3.62%, 2/25/2030 (a) (g)	9,000,000	7,319,245
Series 2023-K752, Class D, PO, 8/25/2030 (a)	5,300,000	3,509,308
Series 2023-K752, Class X2B, IO, 0.10%, 8/25/2030 (a)	18,100,000	71,111
Series 2020-KSG1, Class C, PO, 9/25/2030 (a)	5,500,000	3,662,195
Series 2020-KSG1, Class X2A, IO, 0.10%, 9/25/2030 (a)	50,564,022	190,465
Series 2020-KSG1, Class X2B, IO, 0.10%, 9/25/2030 (a)	5,500,000	22,357
Series 2019-KW10, Class C, PO, 10/25/2032 (a)	3,200,000	2,269,149
Series 2019-KW10, Class X2A, IO, 0.10%, 10/25/2032 (a)	35,397,735	107,075
Series 2019-KW10, Class X2B, IO, 0.10%, 10/25/2032 (a)	4,200,000	13,448
Series 2018-K155, Class X2A, IO, 0.10%, 4/25/2033 (a)	91,626,591	435,410
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2018-K155, Class C, PO, 5/25/2033 (a)	8,000,000	4,218,507
Series 2018-K155, Class X2B, IO, 0.10%, 5/25/2033 (a)	10,500,000	60,228
Series 2018-K157, Class C, PO, 9/25/2033 (a)	10,448,587	5,350,727
Series 2018-K159, Class C, PO, 11/25/2033 (a)	11,533,464	6,138,104
Series 2018-K159, Class X2B, IO, 0.10%, 11/25/2033 (a)	7,657,071	46,398
Series 19K-1510, Class C, 0.00%, 1/25/2034 ‡ (a)	10,000,000	4,952,348
Series 19K-1511, Class C, PO, 4/25/2034 (a)	12,000,000	5,833,211
Series 19K-1514, Class C, 0.00%, 10/25/2034 ‡ (a)	12,000,000	5,736,592
Series 21K-1519, Class C, PO, 12/25/2035 (a)	12,601,391	5,597,693
Series 21K-1519, Class X2B, IO, 0.10%, 12/25/2035 (a)	12,601,391	89,238
Series 2015-K51, Class B, 4.14%, 10/25/2048 (a) (g)	381,860	380,582
Series 2016-K52, Class B, 4.15%, 1/25/2049 (a) (g)	250,000	248,822
Series 2016-K53, Class C, 4.19%, 3/25/2049 (a) (g)	70,000	69,512
Series 2016-K57, Class B, 4.06%, 8/25/2049 (a) (g)	1,000,000	990,704
Series 2017-K68, Class D, PO, 10/25/2049 (a)	8,282,198	6,993,622
Series 2017-K69, Class D, PO, 10/25/2049 (a)	14,343,050	11,881,114
Series 2017-K69, Class X2B, IO, 0.10%, 10/25/2049 (a)	23,685,560	41,582
Series 2018-K80, Class B, 4.38%, 8/25/2050 (a) (g)	1,000,000	981,049
Series 2018-K81, Class D, PO, 9/25/2051 (a)	9,500,000	7,279,597
Series 2018-K83, Class D, PO, 11/25/2051 (a)	6,800,000	5,186,257
Series 2019-K88, Class C, 4.53%, 2/25/2052 (a) (g)	1,975,000	1,934,310
Series 2019-K92, Class D, PO, 5/25/2052 (a)	12,000,000	8,939,140
Series 2020-K116, Class D, PO, 9/25/2052 (a)	12,000,000	7,653,730
Series 2020-K116, Class X2A, IO, 0.10%, 9/25/2052 (a)	126,270,759	443,059
Series 2020-K116, Class X2B, IO, 0.10%, 9/25/2052 (a)	31,000,000	118,392
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2019-K100, Class C, 3.61%, 11/25/2052 (a) (g)	5,250,000	4,976,760
Series 2020-K105, Class D, PO, 3/25/2053 (a)	9,500,000	6,270,104
Series 2020-K105, Class X2A, IO, 0.10%, 3/25/2053 (a)	100,031,028	329,622
Series 2020-K105, Class X2B, IO, 0.10%, 3/25/2053 (a)	23,000,000	84,327
Series 2020-K109, Class D, PO, 5/25/2053 (a)	11,000,000	7,260,166
Series 2020-K113, Class D, PO, 5/25/2053 (a)	9,500,000	6,312,189
Series 2020-K109, Class X2A, IO, 0.10%, 5/25/2053 (a)	120,836,406	430,262
Series 2020-K109, Class X2B, IO, 0.10%, 5/25/2053 (a)	30,000,000	112,896
Series 2020-K115, Class D, PO, 9/25/2053 (a)	12,000,000	8,393,468
Series 2020-K115, Class X2A, IO, 0.10%, 9/25/2053 (a)	128,955,999	488,937
Series 2020-K115, Class X2B, IO, 0.10%, 9/25/2053 (a)	29,200,000	116,517
Series 2020-K118, Class D, PO, 10/25/2053 (a)	13,900,000	9,360,503
Series 2020-K118, Class X2A, IO, 0.10%, 10/25/2053 (a)	151,745,312	583,704
Series 2020-K118, Class X2B, IO, 0.10%, 10/25/2053 (a)	31,043,000	125,659
Series 2020-K739, Class D, PO, 11/25/2053 (a)	13,500,000	11,212,409
Series 2020-K739, Class X2A, IO, 0.10%, 11/25/2053 (a)	130,496,829	190,578
Series 2020-K739, Class X2B, IO, 0.10%, 11/25/2053 (a)	34,000,000	57,253
Series 2020-K122, Class D, PO, 1/25/2054 (a)	11,000,000	6,913,910
Series 2021-K126, Class D, PO, 1/25/2054 (a)	13,000,000	8,351,331
Series 2020-K122, Class X2B, IO, 0.10%, 1/25/2054 (a)	27,000,000	110,222
Series 2021-K126, Class X2A, IO, 0.10%, 1/25/2054 (a)	131,554,230	534,229
Series 2021-K126, Class X2B, IO, 0.10%, 1/25/2054 (a)	33,500,000	146,184
Series 2023-K752, Class X2A, IO, 0.10%, 9/25/2060 (a)	87,626,344	324,673
FREMF Trust Series 2018-KW04, Class C, PO, 12/25/2032 (a)	5,000,000	3,284,181
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

GAM Re-REMIC Trust
Series 2022-FRR3, Class BK71, 1.96%, 11/27/2050 (a) (g)	7,500,000	6,880,368
Series 2021-FRR1, Class 1B, PO, 11/29/2050 ‡ (a)	10,000,000	8,946,240
Series 2021-FRR1, Class 2B, PO, 11/29/2050 ‡ (a)	13,207,000	11,512,033
Series 2021-FRR1, Class 2C, PO, 11/29/2050 ‡ (a)	2,200,000	1,897,411
Series 2022-FRR3, Class BK89, PO, 1/27/2052 ‡ (a)	4,000,000	3,249,877
GAM Re-REMIC TRUST
Series 2021-FRR2, Class CK78, PO, 9/27/2051 ‡ (a)	5,000,000	3,768,574
Series 2021-FRR2, Class BK78, 2.37%, 9/27/2051 (a) (g)	5,734,000	4,987,204
GS Mortgage Securities Corp. Trust Series 2023-SHIP, Class A, 4.47%, 9/10/2038 (a) (g)	4,140,000	4,123,993
Hudson Yards Mortgage Trust Series 2019-30HY, Class A, 3.23%, 7/10/2039 (a)	3,000,000	2,854,930
MHC Commercial Mortgage Trust Series 2021-MHC, Class F, 7.08%, 4/15/2038 (a) (g)	480,000	480,450
MRCD MARK Mortgage Trust Series 2019-PARK, Class E, 2.72%, 12/15/2036 (a)	670,000	462,903
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 7.71%, 10/25/2049 (a) (g)	11,656,132	11,831,101
Series 2020-01, Class M10, 8.21%, 3/25/2050 (a) (g)	18,686,178	19,154,710
Series 2023-01, Class M10, 10.85%, 11/25/2053 (a) (g)	9,685,000	10,927,401
Series 2024-01, Class M10, 8.20%, 7/25/2054 (a) (g)	2,737,000	2,845,255
RFM Re-REMIC Trust
Series 2022-FRR1, Class BK55, PO, 3/28/2049 ‡ (a)	14,068,032	13,472,550
Series 2022-FRR1, Class CK60, PO, 11/8/2049 ‡ (a)	1,350,000	1,202,147
Series 2022-FRR1, Class CK64, PO, 3/1/2050 ‡ (a)	13,190,000	11,773,678
Series 2022-FRR1, Class BK64, 1.66%, 3/1/2050 ‡ (a) (g)	10,328,481	9,621,437
Series 2022-FRR1, Class AB64, 2.19%, 3/1/2050 (a) (g)	3,670,000	3,446,921
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	75

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
SMRT Series 2022-MINI, Class F, 7.71%, 1/15/2039 (a) (g)	6,400,000	6,210,172
Total Commercial Mortgage-Backed Securities (Cost $601,659,732)		615,085,294
Collateralized Mortgage Obligations — 6.3%
ABL
Series 2024-RTL1, Class A1, 6.08%, 9/25/2029 (a) (h)	9,525,000	9,549,858
Series 2025-RTL1, Class A1, 6.04%, 6/25/2030 (a) (h)	10,045,000	10,112,018
Anchor Mortgage Trust, 10.14%, 3/25/2031 ‡ (g)	5,000,000	5,154,136
Brean Asset-Backed Securities Trust Series 2025-RM10, Class A1, 5.00%, 1/25/2065 ‡ (a)	5,702,422	5,654,495
Center Street Lending Resi-Investor ABS Mortgage Trust Series 2024-RTL1, Class A2, 8.34%, 10/25/2029 ‡ (a) (h)	1,835,000	1,853,247
CFMT LLC Series 2024-HB14, Class A, 3.00%, 6/25/2034 ‡ (a) (g)	9,786,939	9,637,711
Connecticut Avenue Securities Series 2025-R01, Class 1A1, 5.30%, 1/25/2045 (a) (g)	5,995,984	5,995,974
Connecticut Avenue Securities Trust Series 2023-R06, Class 1M2, 7.05%, 7/25/2043 (a) (g)	1,500,000	1,549,903
FHLMC Seasoned Credit Risk Transfer Trust
Series 2018-1, Class MA, 3.00%, 5/25/2057	306,678	289,810
Series 2018-1, Class M60C, 3.50%, 5/25/2057	114,746	106,487
Series 2018-3, Class MA, 3.50%, 8/25/2057 (g)	240,745	233,867
Series 2018-3, Class M55D, 4.00%, 8/25/2057 (g)	207,158	194,149
Series 2018-2, Class MT, 3.50%, 11/25/2057	508,791	456,577
Series 2018-2, Class M55D, 4.00%, 11/25/2057	240,464	226,711
Series 2019-1, Class MA, 3.50%, 7/25/2058	2,669,683	2,592,091
Series 2019-2, Class MA, 3.50%, 8/26/2058	1,141,299	1,102,172
Series 2019-3, Class MT, 3.50%, 10/25/2058	3,930,685	3,524,125
Series 2020-1, Class MA, 2.50%, 8/25/2059	3,344,132	3,064,875
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2020-3, Class MTU, 2.50%, 5/25/2060	14,022,461	11,572,778
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	384,272	344,153
Series 2020-3, Class TTW, 3.00%, 5/25/2060	311,568	294,788
Series 2021-1, Class BXS, 13.23%, 9/25/2060 (a) (g)	148,099	110,334
Series 2022-1, Class MAU, 3.25%, 11/25/2061	8,346,340	7,655,204
Series 2022-1, Class MTU, 3.25%, 11/25/2061	15,142,125	13,068,499
Series 2023-1, Class MT, 3.00%, 10/25/2062	2,720,472	2,284,700
Series 2024-2, Class MT, 3.50%, 5/25/2064	6,905,789	5,971,503
FHLMC, REMIC
Series 5200, Class YV, 2.50%, 7/25/2033	3,313,810	3,073,194
Series 2708, Class ZD, 5.50%, 11/15/2033	53,744	56,064
Series 4302, Class PA, 4.00%, 12/15/2043	42,206	41,413
Series 4281, Class BC, 4.50%, 12/15/2043 (g)	66,673	66,519
Series 5141, Class AH, 2.25%, 11/25/2047	1,046,439	943,620
Series 5200, Class MA, 2.50%, 8/25/2048	2,648,159	2,442,165
Series 4913, Class UA, 3.00%, 3/15/2049	5,572,528	4,991,709
Series 4916, Class P, 3.00%, 9/25/2049	4,500,319	4,085,136
Series 5028, Class JG, 1.50%, 8/25/2050	2,445,370	1,949,888
Series 5155, Class JD, 1.25%, 10/25/2051	1,236,559	965,019
Series 5347, PO, 10/25/2053	4,236,424	3,480,620
Series 4862, Class NO, PO, 8/15/2057	4,820,514	3,014,917
FHLMC, STRIPS Series 406, PO, 10/25/2053	2,775,678	2,307,586
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	1,086,041	1,062,177
FNMA, REMIC
Series 2003-7, Class FA, 5.21%, 2/25/2033 (g)	47,572	47,779
Series 2013-108, Class GU, 3.00%, 10/25/2033	268,854	260,050
Series 2005-110, Class TY, 5.50%, 12/25/2035	29,327	30,665
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2007-89, Class F, 5.04%, 9/25/2037 (g)	52,980	52,946
Series 2011-112, Class PB, 4.00%, 11/25/2041	89,363	87,193
Series 2014-57, Class PE, 3.00%, 9/25/2044	1,129,000	934,945
Series 2021-86, Class MA, 2.50%, 11/25/2047	20,077,802	18,245,945
Series 2019-25, Class PB, 2.00%, 5/25/2048	5,667,127	5,073,508
Series 2021-91, Class GB, 1.75%, 7/25/2049	22,788,416	19,248,826
Series 2021-14, Class CB, 1.00%, 11/25/2049	3,269,273	2,530,176
Series 2021-95, Class GA, 1.88%, 3/25/2051	18,855,868	15,911,975
Series 2025-18, Class MA, 0.50%, 9/25/2054	22,705,940	18,763,868
GNMA
Series 2012-13, Class FQ, 4.77%, 1/20/2038 (g)	1,748,515	1,746,820
Series 2010-14, Class FH, 4.97%, 2/16/2040 (g)	2,072,518	2,068,736
Series 2010-61, Class FK, 4.97%, 5/16/2040 (g)	1,351,507	1,349,058
Series 2012-61, Class FM, 4.87%, 5/16/2042 (g)	292,818	291,292
Series 2025-6, Class GA, 3.50%, 1/20/2048	20,668,577	19,901,899
Series 2024-51, Class GC, 3.50%, 7/20/2048	21,013,289	20,305,719
Series 2020-165, Class UD, 1.50%, 11/20/2050	642,257	489,379
Series 2021-44, Class QM, 1.75%, 3/20/2051	6,191,507	4,960,335
Series 2024-197, Class BN, 3.00%, 5/20/2051	36,492,028	34,002,308
Series 2021-119, Class JG, 1.50%, 6/20/2051	6,158,525	5,299,507
Series 2023-146, Class GO, PO, 10/20/2053	12,357,182	9,691,809
Series 2025-105, Class SM, IF, 3.69%, 6/20/2055 (g)	7,973,817	7,602,647
Series 2010-H24, Class FA, 4.79%, 10/20/2060 (g)	12,254	12,234
Series 2014-H03, Class FA, 5.04%, 1/20/2064 (g)	6,597	6,609
Series 2015-H02, Class FA, 5.09%, 1/20/2065 (g)	1,443,663	1,444,196
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2015-H05, Class FC, 4.92%, 2/20/2065 (g)	91,613	91,612
Series 2021-H14, Class CF, 5.75%, 9/20/2071 (g)	3,085,821	3,143,551
GS Mortgage-Backed Securities Corp. Trust Series 2021-RPL1, Class A1, 1.75%, 12/25/2060 (a) (g)	2,101,866	1,977,407
GS Mortgage-Backed Securities Trust
Series 2024-RPL4, Class A1, 3.90%, 9/25/2061 (a) (h)	7,178,251	6,965,990
Series 2025-RPL3, Class A1, 4.10%, 7/25/2065 (a) (h)	7,124,439	6,939,812
Home RE Ltd. (Bermuda) Series 2022-1, Class M1C, 9.85%, 10/25/2034 (a) (g)	688,590	713,562
ICAP Trust Series 2025-RTL1, Class A1, 6.47%, 7/25/2030 (a) (h)	9,000,000	9,085,114
LHOME Mortgage Trust
Series 2023-RTL1, Class A1, 9.37%, 1/25/2028 ‡ (a) (h)	274,590	274,831
Series 2023-RTL2, Class A1, 8.00%, 6/25/2028 ‡ (a) (h)	1,580,443	1,581,235
Series 2023-RTL4, Class A1, 7.63%, 11/25/2028 (a) (h)	3,675,000	3,713,296
Series 2025-RTL1, Class A1, 5.65%, 1/25/2040 (a) (h)	5,400,000	5,438,832
LOANDEPOT GMSR Master Trust Series 2025-GT2, Class A, 3.15%, 7/16/2030 (a) (g)	7,000,000	7,022,979
MFA Trust
Series 2024-NPL1, Class A1, 6.33%, 9/25/2054 (h)	2,150,499	2,161,186
Series 2024-RPL1, Class A1, 4.25%, 2/25/2066 (a) (g)	6,271,000	6,032,582
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (a) (h)	4,225,000	4,254,530
Series 2024-RTL1, Class M1, 9.30%, 3/25/2039 (a) (g)	3,250,000	3,275,902
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (a) (h)	5,400,000	5,420,011
NRM FHT1 Excess Owner LLC Series 2025-FHT1, Class A, 6.55%, 3/25/2032 (a) (h)	22,403,930	22,543,751
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (a) (h)	4,395,000	4,391,963
Radnor RE Ltd. (Bermuda) Series 2022-1, Class M1B, 11.10%, 9/25/2032 (a) (g)	339,574	354,432
Rain City Mortgage Trust Series 2024-RTL1, Class A1, 6.53%, 11/25/2029 (a) (g)	5,789,000	5,848,052
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	77

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Roc Mortgage Trust Series 2025-RTL1, Class A1, 5.63%, 2/25/2040 (a) (h)	6,000,000	6,017,704
Seasoned Credit Risk Transfer Trust Series 2025-1, Class MTU, 3.25%, 11/25/2064	27,816,141	24,164,255
Seasoned Loans Structured Transaction Trust
Series 2024-2, Class VF, 5.60%, 10/25/2034 (a) (g)	8,234,382	8,380,548
Series 2025-1, Class A1, 3.00%, 5/25/2035	14,600,279	13,607,737
Toorak Mortgage Trust Series 2024-RRTL1, Class A1, 6.60%, 2/25/2039 (a) (h)	2,000,000	2,011,156
Towd Point Mortgage Trust Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (a)	754,000	636,331
Total Collateralized Mortgage Obligations (Cost $470,838,942)		477,488,977
Foreign Government Securities — 0.9%
Arab Republic of Egypt
7.60%, 3/1/2029 (k)	1,900,000	1,934,200
8.63%, 2/4/2030 (a)	382,000	392,696
5.88%, 2/16/2031 (k)	1,200,000	1,075,800
7.63%, 5/29/2032 (k)	1,100,000	1,048,025
9.45%, 2/4/2033 (a)	458,000	472,601
7.30%, 9/30/2033 (k)	800,000	729,248
8.50%, 1/31/2047 (k)	850,000	705,364
8.88%, 5/29/2050 (k)	1,500,000	1,277,820
Argentine Republic 4.12%, 7/9/2035 (h)	2,995,000	1,898,830
Benin Government Bond
7.96%, 2/13/2038 (a)	520,000	510,323
8.38%, 1/23/2041 (a)	400,000	400,876
Commonwealth of the Bahamas 8.25%, 6/24/2036 (a)	2,025,000	2,090,812
Dominican Republic Government Bond
5.50%, 2/22/2029 (k)	400,000	403,320
6.00%, 2/22/2033 (a)	900,000	910,800
6.40%, 6/5/2049 (k)	1,500,000	1,442,812
7.15%, 2/24/2055 (a)	1,000,000	1,036,664
5.88%, 1/30/2060 (a)	300,000	259,020
Federal Republic of Nigeria
6.50%, 11/28/2027 (k)	1,100,000	1,101,716
6.13%, 9/28/2028 (a)	1,500,000	1,472,340
8.75%, 1/21/2031 (k)	1,000,000	1,038,125
Federative Republic of Brazil 7.13%, 5/13/2054	2,215,000	2,152,980
Hashemite Kingdom of Jordan
6.13%, 1/29/2026 (k)	1,300,000	1,302,444
5.85%, 7/7/2030 (k)	400,000	394,212
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

7.38%, 10/10/2047 (k)	900,000	834,750
Islamic Republic of Pakistan
6.88%, 12/5/2027 (a)	1,100,000	1,084,050
7.38%, 4/8/2031 (a)	1,600,000	1,510,000
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (a)	1,800,000	1,963,710
Kingdom of Morocco 4.00%, 12/15/2050 (a)	400,000	280,625
Republic of Angola
8.25%, 5/9/2028 (k)	1,000,000	984,063
8.00%, 11/26/2029 (k)	1,000,000	946,250
Republic of Colombia
8.00%, 11/14/2035	1,000,000	1,051,250
7.75%, 11/7/2036	411,000	420,967
8.75%, 11/14/2053	1,739,000	1,839,862
Republic of Costa Rica 7.30%, 11/13/2054 (a)	800,000	848,752
Republic of Cote d'Ivoire
6.13%, 6/15/2033 (k)	3,050,000	2,826,008
8.08%, 4/1/2036 (a)	1,600,000	1,586,000
8.25%, 1/30/2037 (a)	402,000	399,367
Republic of Ecuador
6.90%, 7/31/2030 (a) (h)	1,600,000	1,441,600
6.90%, 7/31/2035 (a) (h)	1,200,000	906,000
Republic of El Salvador 9.65%, 11/21/2054 (a)	2,908,000	3,038,860
Republic of Guatemala
6.05%, 8/6/2031 (k)	1,000,000	1,036,400
6.60%, 6/13/2036 (a)	300,000	314,343
6.25%, 8/15/2036 (a)	2,435,000	2,494,112
6.55%, 2/6/2037 (a)	600,000	621,600
Republic of Iraq 5.80%, 1/15/2028 (k)	718,750	713,584
Republic of Kenya 9.50%, 3/5/2036 (a)	1,773,000	1,752,504
Republic of Montenegro 7.25%, 3/12/2031 (a)	600,000	632,586
Republic of Paraguay
6.00%, 2/9/2036 (a)	970,000	1,007,345
6.10%, 8/11/2044 (k)	1,200,000	1,183,200
5.60%, 3/13/2048 (k)	1,600,000	1,460,496
5.40%, 3/30/2050 (k)	3,100,000	2,728,542
Republic of Senegal 6.25%, 5/23/2033 (k)	500,000	370,940
Republic of South Africa
7.10%, 11/19/2036 (a)	1,830,000	1,842,810
7.30%, 4/20/2052	1,000,000	914,500
7.95%, 11/19/2054 (a)	1,795,000	1,735,702
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Republic of Turkiye (The)
7.13%, 2/12/2032	700,000	718,900
7.63%, 5/15/2034	1,400,000	1,471,120
Republic of Uzbekistan International Bond 6.95%, 5/25/2032 (a)	600,000	636,345
Total Foreign Government Securities (Cost $66,345,629)		67,648,171
Loan Assignments — 0.9% (c) (m)
Automobile Components — 0.0% ^
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 1/31/2031	962,813	963,419
Beverages — 0.0% ^
Primo Brands Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.55%, 3/31/2028	888,961	889,699
Building Products — 0.1%
EMRLD Borrower LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 8/4/2031	992,500	990,187
EMRLD Borrower LP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 6.45%, 5/31/2030	1,347,494	1,345,109
MIWD Holdco II LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 7.07%, 3/28/2031	1,685,977	1,692,570
Quikrete Holdings, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 3/19/2029	689,491	689,491
Quikrete Holdings, Inc., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 2/10/2032	1,685,775	1,684,730
		6,402,087
Chemicals — 0.1%
Axalta Coating Systems US Holdings, Inc., 1st Lien Term Loan B-7 (3-MONTH CME TERM SOFR + 1.75%), 6.05%, 12/20/2029	567,559	568,910
Ecovyst Catalyst Technologies LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.00%), 6.31%, 6/12/2031	1,485,000	1,486,054
INEOS US Finance LLC, 1st Lien Term Loan (Luxembourg) (1-MONTH CME TERM SOFR + 3.25%), 7.57%, 2/18/2030	1,485,019	1,360,025
		3,414,989
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Commercial Services & Supplies — 0.0% ^
Madison IAQ LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.50%), 6.70%, 6/21/2028	680,826	681,561
Construction & Engineering — 0.0% ^
Osmose Utilities Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.68%, 6/23/2028	1,488,402	1,459,378
Containers & Packaging — 0.0% ^
Graham Packaging Co., Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 8/4/2027	738,557	738,771
Diversified Consumer Services — 0.0% ^
Wand NewCo 3, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 1/30/2031	482,445	481,301
Diversified Telecommunication Services — 0.0% ^
Iridium Satellite LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 9/20/2030	964,702	959,531
Lumen Technologies, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.35%), 6.78%, 4/16/2029	423,919	421,096
		1,380,627
Electrical Equipment — 0.0% ^
Vertiv Group Corp., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 1.75%), 6.10%, 3/2/2027	1,218,280	1,217,439
Financial Services — 0.0% ^
Boost Newco Borrower LLC, 1st Lien Term Loan B-2 (3-MONTH CME TERM SOFR + 2.00%), 6.30%, 1/31/2031	1,513,503	1,513,881
NCR Atleos Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.06%, 3/27/2029	326,400	328,303
		1,842,184
Ground Transportation — 0.0% ^
Genesee & Wyoming, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 1.75%), 6.05%, 4/10/2031	2,205,287	2,194,503
Health Care Equipment & Supplies — 0.0% ^
Medline Borrower LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 6.32%, 10/23/2028	196,709	196,689
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	79

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Health Care Providers & Services — 0.1%
Phoenix Newco, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 11/15/2028	2,146,467	2,147,584
Star Parent, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.00%), 8.30%, 9/27/2030	1,297,222	1,289,114
		3,436,698
Hotels, Restaurants & Leisure — 0.0% ^
Station Casinos LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 6.32%, 3/14/2031	350,000	349,619
Household Durables — 0.0% ^
KDC/ONE Development Corp., Inc., 1st Lien Term Loan (Canada) (12-MONTH CME TERM SOFR + 4.00%), 7.87%, 8/15/2028	1,021,378	1,022,021
Insurance — 0.1%
Asurion LLC, 1st Lien Term Loan B-11 (1-MONTH CME TERM SOFR + 4.25%), 8.67%, 8/21/2028	1,189,386	1,187,710
Asurion LLC, 1st Lien Term Loan B-13 (1-MONTH CME TERM SOFR + 4.25%), 8.57%, 9/19/2030	170,000	167,960
HUB International Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.58%, 6/20/2030	1,075,537	1,077,333
USI, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.55%, 9/27/2030	1,538,086	1,535,917
		3,968,920
IT Services — 0.0% ^
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 2.75%), 7.05%, 2/3/2031	845,360	845,538
MH Sub I LLC, 1st Lien Term Loan
(1-MONTH CME TERM SOFR + 4.25%), 8.57%, 5/3/2028	884,239	818,416
(1-MONTH CME TERM SOFR + 4.25%), 8.57%, 12/31/2031	598,468	516,179
		2,180,133
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Leisure Products — 0.0% ^
Topgolf Callaway Brands Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 3/18/2030	439,232	431,545
Varsity Brands, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 7.45%, 8/26/2031	1,497,912	1,502,601
		1,934,146
Machinery — 0.0% ^
SPX FLOW, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.07%, 4/5/2029	400,212	402,365
Terex Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 6.07%, 10/8/2031	573,563	573,981
		976,346
Media — 0.1%
Charter Communications Operating LLC, 1st Lien Term Loan B-4 (3-MONTH CME TERM SOFR + 2.00%), 6.29%, 12/9/2030	2,043,875	2,041,586
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 8.43%, 8/23/2028	1,169,280	1,168,988
CSC Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.50%), 8.86%, 1/18/2028	1,392,138	1,386,694
		4,597,268
Oil, Gas & Consumable Fuels — 0.1%
Buckeye Partners LP, 1st Lien Term Loan B-6 (1-MONTH CME TERM SOFR + 1.75%), 6.07%, 11/22/2030	998,502	999,230
EPIC Crude Services LP, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.83%, 10/15/2031	1,396,250	1,400,174
NorthRiver Midstream Finance LP, 1st Lien Term Loan B (Canada) (3-MONTH CME TERM SOFR + 2.25%), 6.54%, 8/16/2030	1,016,757	1,017,235
		3,416,639
Passenger Airlines — 0.0% ^
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.58%, 4/20/2028	1,185,297	1,181,042
Jetblue Airways Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.75%), 9.07%, 8/13/2029	992,500	935,928
		2,116,970
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Personal Care Products — 0.0% ^
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 8.18%, 5/17/2028	933,045	611,145
Pharmaceuticals — 0.0% ^
1261229 BC Ltd., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 6.25%), 10.57%, 10/8/2030	700,000	689,696
Elanco Animal Health, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 6.13%, 8/2/2027	207,952	207,692
		897,388
Professional Services — 0.1%
WEC US Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.53%, 1/27/2031	3,092,522	3,091,996
Semiconductors & Semiconductor Equipment — 0.0% ^
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.10%), 7.08%, 2/1/2029	2,142,380	2,137,024
Software — 0.2%
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 7.07%, 2/15/2029	1,737,373	1,735,566
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 11/25/2031	1,925,175	1,926,888
Central Parent LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 7.55%, 7/6/2029	818,812	683,266
Genesys Cloud Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 1/30/2032	2,646,923	2,646,923
Icon Parent, Inc., 1st Lien Term Loan (6-MONTH CME TERM SOFR + 3.00%), 7.09%, 11/13/2031	2,493,750	2,494,349
UKG, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.81%, 2/10/2031	2,440,866	2,438,840
		11,925,832
Specialty Retail — 0.0% ^
Park River Holdings, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.80%, 12/28/2027	1,010,000	1,005,788
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Specialty Retail — continued
Petco Health & Wellness Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.81%, 3/3/2028	820,342	789,924
White Cap Supply Holdings LLC, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 7.57%, 10/19/2029	987,475	987,574
		2,783,286
Total Loan Assignments (Cost $68,164,246)		67,308,078
Municipal Bonds — 0.0% (n) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds Series 2023A-2, Rev., 5.17%, 4/1/2041 (Cost $45,000)	45,000	45,936
	SHARES
Common Stocks — 0.0% ^
Broadline Retail — 0.0% ^
NMG Parent LLC, Escrow ‡ *	1	13
Distributors — 0.0% ^
Incora Intermediate LLC ‡ *	285	5,657
Health Care Equipment & Supplies — 0.0% ^
New Evhc Physical Equity *	18	309
Media — 0.0% ^
SES SA (Luxembourg) ‡ *	270	3,442
Specialty Retail — 0.0% ^
Rite Aid ‡ *	97	—
Wireless Telecommunication Services — 0.0% ^
Intelsat SA (Luxembourg) ‡ *	270	—
Total Common Stocks (Cost $4,564)		9,421
Preferred Stocks — 0.0% ^
Broadline Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡ (Cost $2,753)	2,868	3,465
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	81

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 8.5%
Investment Companies — 8.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.23% (o) (p) (Cost $640,444,328)	640,444,328	640,444,328
Total Investments — 101.6% (Cost $7,577,844,074)		7,653,207,935
Liabilities in Excess of Other Assets — (1.6)%		(122,377,961)
NET ASSETS — 100.0%		7,530,829,974

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2025.
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2025.
(d)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
August 31, 2025 is $7,111,802 or 0.09% of the
Fund’s net assets as of August 31, 2025.

(e)	Security is an interest bearing note with preferred security characteristics.
(f)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of August 31, 2025.

(g)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2025.

(h)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2025.

(i)	Defaulted security.
(j)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(k)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(l)	The rate shown is the effective yield as of August 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Exchange-Traded Funds	August 31, 2025

(m)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(n)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(o)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(p)	The rate shown is the current yield as of August 31, 2025.
Futures contracts outstanding as of August 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	2,159	12/19/2025	USD	242,921,234	999,252
U.S. Treasury 10 Year Ultra Note	673	12/19/2025	USD	77,005,922	477,409
U.S. Treasury Long Bond	1,367	12/19/2025	USD	156,179,750	40,409
U.S. Treasury Ultra Bond	2,666	12/19/2025	USD	310,339,063	(1,874,665)
U.S. Treasury 2 Year Note	433	12/31/2025	USD	90,317,711	121,161
U.S. Treasury 5 Year Note	3,366	12/31/2025	USD	368,577,000	1,303,762
					1,067,328

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	83

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — 36.2%
FHLMC Gold Pools, Other
Pool # WN2492, 4.93%, 6/1/2028	998,183	1,007,014
Pool # WN2326, 4.45%, 12/1/2032	210,000	208,151
FHLMC UMBS, 30 Year
Pool # RJ0003, 6.50%, 10/1/2053	4,019,711	4,217,449
Pool # SD5883, 6.50%, 6/1/2054	11,560,124	12,102,017
Pool # SD5979, 6.00%, 7/1/2054	7,742,480	7,951,784
Pool # SD6268, 6.50%, 8/1/2054	8,673,723	9,089,080
Pool # SD6461, 6.50%, 10/1/2054	2,444,302	2,556,578
Pool # QX2328, 5.50%, 1/1/2055	281,639	283,472
Pool # QX9908, 6.00%, 4/1/2055	10,095,708	10,333,928
Pool # QX9926, 6.00%, 4/1/2055	8,552,218	8,758,972
FNMA UMBS, 30 Year
Pool # CB7136, 6.50%, 9/1/2053	10,270,831	10,757,996
Pool # MA5192, 6.50%, 11/1/2053	2,929,710	3,035,874
Pool # FS6942, 6.50%, 12/1/2053	1,972,133	2,053,282
Pool # FS9123, 6.50%, 12/1/2053	7,950,042	8,309,248
Pool # CB8004, 6.00%, 2/1/2054	2,464,317	2,538,211
Pool # CB8495, 6.00%, 5/1/2054	7,944,234	8,184,787
Pool # CB8853, 6.00%, 7/1/2054	27,683,449	28,567,714
Pool # FS8911, 6.50%, 8/1/2054	9,335,087	9,799,266
Pool # CB9153, 6.00%, 9/1/2054	9,278,174	9,596,819
Pool # FA1925, 6.00%, 12/1/2054	11,484,466	11,792,242
Pool # BU5526, 5.50%, 2/1/2055	402,024	404,765
Pool # FA0541, 6.00%, 2/1/2055	13,656,194	14,079,111
FNMA, Other
Pool # BS9065, 4.62%, 7/1/2028	650,000	653,418
Pool # BS9617, 4.79%, 10/1/2028	1,200,000	1,224,923
Pool # BS7094, 4.78%, 11/1/2029	3,520,000	3,592,117
Pool # BS9607, 5.06%, 9/1/2030	162,000	167,869
Pool # BS9738, 4.97%, 10/1/2030	220,000	226,773
Pool # BS3390, 1.69%, 10/1/2031	1,277,017	1,113,880
Pool # BS3377, 1.72%, 10/1/2031	205,000	177,499
Pool # BS8929, 4.52%, 7/1/2033	4,800,000	4,825,412
Pool # BS4294, 1.97%, 1/1/2034	800,000	665,870
Pool # BZ1211, 4.99%, 6/1/2034	840,000	866,247
Pool # BZ3537, 4.97%, 4/1/2035	2,665,172	2,731,455
GNMA II, 30 Year
Pool # 2644, 6.50%, 9/20/2028	158	163
Pool # DB5978, 6.50%, 4/20/2044	157,206	161,820
Pool # DA9696, 6.50%, 4/20/2045	183,630	189,031
Pool # DD9127, 6.50%, 7/20/2049	67,908	70,907
Pool # MA8151, 4.50%, 7/20/2052	24	23
Pool # MA8649, 6.00%, 2/20/2053	293,744	301,671
Pool # MA9109, 7.00%, 8/20/2053	787,903	817,999
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # CW1603, 6.50%, 12/20/2053	151,386	157,143
Pool # DA0555, 6.50%, 2/20/2054	798,710	829,083
Pool # DA1949, 6.50%, 2/20/2054	1,028,670	1,067,788
Pool # 787307, 6.50%, 3/20/2054	2,647,039	2,747,805
Pool # DB1810, 6.50%, 3/20/2054	575,325	597,203
Pool # DB1811, 6.50%, 3/20/2054	378,570	392,966
Pool # DB1838, 6.50%, 3/20/2054	219,330	227,671
Pool # DB1521, 6.00%, 4/20/2054	163,811	168,948
Pool # DB1161, 6.50%, 4/20/2054	507,045	526,328
Pool # DA0802, 6.50%, 5/20/2054	214,155	222,299
Pool # DA5191, 6.50%, 5/20/2054	98,519	103,342
Pool # DA9805, 6.50%, 5/20/2054	116,846	121,440
Pool # DB7176, 6.50%, 5/20/2054	163,798	170,739
Pool # MA9725, 5.50%, 6/20/2054	19,525,319	19,701,299
Pool # DB7182, 6.00%, 6/20/2054	98,562	101,411
Pool # DB9010, 6.00%, 6/20/2054	181,588	186,213
Pool # DC6423, 6.00%, 6/20/2054	353,681	364,021
Pool # DC6424, 6.00%, 6/20/2054	273,880	281,679
Pool # DC6462, 6.00%, 6/20/2054	278,224	287,120
Pool # DC6464, 6.00%, 6/20/2054	1,355,521	1,393,038
Pool # DC7762, 6.00%, 6/20/2054	1,611,796	1,656,408
Pool # CP4226, 6.50%, 6/20/2054	395,213	411,964
Pool # CZ1406, 6.50%, 6/20/2054	180,415	188,536
Pool # DA1016, 6.50%, 6/20/2054	197,827	206,731
Pool # DB7470, 6.50%, 6/20/2054	536,947	557,366
Pool # DB7473, 6.50%, 6/20/2054	1,196,591	1,243,561
Pool # DC6270, 6.50%, 6/20/2054	369,860	385,536
Pool # DE0617, 6.50%, 6/20/2054	1,380,765	1,433,269
Pool # DB7520, 6.00%, 7/20/2054	476,242	489,424
Pool # DC0348, 6.00%, 7/20/2054	4,194,065	4,300,887
Pool # DC6650, 6.00%, 7/20/2054	1,535,099	1,577,588
Pool # DC8318, 6.00%, 7/20/2054	80,287	82,903
Pool # DC8319, 6.00%, 7/20/2054	98,402	101,246
Pool # DA1123, 6.50%, 7/20/2054	197,516	205,028
Pool # DB7614, 6.50%, 7/20/2054	98,812	102,570
Pool # DB7642, 6.50%, 7/20/2054	241,852	251,049
Pool # DC4806, 6.50%, 7/20/2054	1,348,047	1,400,964
Pool # DC4815, 6.50%, 7/20/2054	333,157	345,826
Pool # DC4824, 6.50%, 7/20/2054	926,706	961,947
Pool # DC4836, 6.50%, 7/20/2054	703,355	730,965
Pool # DC4838, 6.50%, 7/20/2054	262,895	272,892
Pool # DC6344, 6.50%, 7/20/2054	1,432,672	1,487,151
Pool # DC7719, 6.50%, 7/20/2054	262,588	272,585
Pool # DD0243, 6.50%, 7/20/2054	197,845	206,230
Pool # DD0244, 6.50%, 7/20/2054	296,580	309,151
SEE NOTES TO FINANCIAL STATEMENTS.

84	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # DD0258, 6.50%, 7/20/2054	148,134	154,412
Pool # DD1474, 6.50%, 7/20/2054	1,984,187	2,059,645
Pool # DD6149, 6.50%, 7/20/2054	240,719	249,874
Pool # DD7932, 6.50%, 7/20/2054	543,361	564,038
Pool # DD7934, 6.50%, 7/20/2054	554,262	575,340
Pool # DD7935, 6.50%, 7/20/2054	972,892	1,009,887
Pool # DE1862, 6.00%, 8/20/2054	3,955,635	4,065,121
Pool # 787524, 6.50%, 8/20/2054	10,939,742	11,452,259
Pool # 787526, 6.50%, 8/20/2054	11,656,257	12,118,759
Pool # 787527, 6.50%, 8/20/2054	10,433,603	10,881,700
Pool # 787528, 6.50%, 8/20/2054	14,954,881	15,538,847
Pool # CZ7222, 6.50%, 8/20/2054	362,540	377,083
Pool # DA1146, 6.50%, 8/20/2054	73,939	76,751
Pool # DA2943, 6.50%, 8/20/2054	823,089	855,398
Pool # DC5089, 6.50%, 8/20/2054	836,929	869,782
Pool # DC6802, 6.50%, 8/20/2054	797,742	827,410
Pool # DC8297, 6.50%, 8/20/2054	345,530	359,327
Pool # DD0605, 6.50%, 8/20/2054	197,860	205,955
Pool # DD1553, 6.50%, 8/20/2054	259,274	269,403
Pool # DD7840, 6.50%, 8/20/2054	1,389,780	1,444,371
Pool # DD8028, 6.50%, 8/20/2054	87,066	90,716
Pool # DD8029, 6.50%, 8/20/2054	86,963	90,167
Pool # DD8031, 6.50%, 8/20/2054	65,541	68,050
Pool # DD8032, 6.50%, 8/20/2054	122,244	127,220
Pool # DD8033, 6.50%, 8/20/2054	105,779	110,085
Pool # DD9128, 6.50%, 8/20/2054	217,161	226,365
Pool # DE0930, 6.50%, 8/20/2054	197,772	206,396
Pool # DE0931, 6.50%, 8/20/2054	197,990	206,382
Pool # DE0933, 6.50%, 8/20/2054	151,175	157,584
Pool # DE0936, 6.50%, 8/20/2054	494,790	514,247
Pool # DE1872, 6.50%, 8/20/2054	3,378,918	3,507,412
Pool # 787553, 6.00%, 9/20/2054	10,544,669	10,841,973
Pool # DD9114, 6.00%, 9/20/2054	94,357	96,968
Pool # DE0971, 6.00%, 9/20/2054	93,459	96,046
Pool # DE4370, 6.00%, 9/20/2054	206,144	211,850
Pool # DE4373, 6.00%, 9/20/2054	227,535	233,833
Pool # DE4379, 6.00%, 9/20/2054	954,385	980,801
Pool # DE6274, 6.00%, 9/20/2054	9,018,754	9,268,383
Pool # 787554, 6.50%, 9/20/2054	8,727,293	9,068,063
Pool # DE6368, 6.50%, 9/20/2054	800,330	829,276
Pool # 787593, 5.50%, 10/20/2054	11,110,469	11,279,046
Pool # 787595, 6.00%, 10/20/2054	31,727,495	32,663,515
Pool # 787596, 6.00%, 10/20/2054	32,307,752	33,340,733
Pool # DF5278, 6.00%, 10/20/2054	128,839	132,405
Pool # DF5283, 6.00%, 10/20/2054	921,768	947,282
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # DF5284, 6.00%, 10/20/2054	990,889	1,018,317
Pool # DF8119, 6.00%, 11/20/2054	9,669,260	9,936,895
Pool # DF8120, 6.00%, 11/20/2054	9,910,006	10,184,302
Pool # DG0986, 6.00%, 11/20/2054	234,010	240,487
Pool # DG1019, 6.00%, 11/20/2054	297,719	305,960
Pool # DG1038, 6.00%, 11/20/2054	269,992	277,465
Pool # DE0928, 6.00%, 12/20/2054	125,574	129,481
Pool # DF4458, 6.00%, 12/20/2054	287,409	295,364
Pool # DF4461, 6.00%, 12/20/2054	279,800	287,545
Pool # DF4477, 6.00%, 12/20/2054	561,914	577,502
Pool # DF8291, 6.00%, 12/20/2054	1,046,265	1,075,224
Pool # DG1004, 6.00%, 12/20/2054	397,029	408,311
Pool # DG1015, 6.00%, 12/20/2054	208,170	213,709
Pool # DG1018, 6.00%, 12/20/2054	297,760	306,002
Pool # DG1027, 6.00%, 12/20/2054	595,467	611,949
Pool # DG8794, 6.00%, 12/20/2054	297,765	306,025
Pool # DG8812, 6.00%, 12/20/2054	150,159	154,316
Pool # DG8826, 6.00%, 12/20/2054	170,237	174,951
Pool # MB0094, 6.50%, 12/20/2054	90,161,876	92,870,705
Pool # DG8827, 6.00%, 1/20/2055	542,668	557,728
Pool # DG8828, 6.00%, 1/20/2055	139,715	143,583
Pool # DG8829, 6.00%, 1/20/2055	240,826	248,322
Pool # DG8840, 6.00%, 1/20/2055	174,400	179,230
Pool # DG8841, 6.00%, 1/20/2055	504,814	518,824
Pool # DG8842, 6.00%, 1/20/2055	112,409	115,522
Pool # DG8843, 6.00%, 1/20/2055	163,317	168,401
Pool # DG8871, 6.00%, 1/20/2055	107,645	111,178
Pool # MB0149, 6.50%, 1/20/2055	158,691,044	163,365,521
Pool # MB0207, 6.50%, 2/20/2055	16,058,751	16,531,777
Pool # 787885, 6.00%, 3/20/2055	35,861,186	36,854,167
Pool # MB0260, 6.00%, 3/20/2055	85,053,399	86,784,928
Pool # MB0261, 6.50%, 3/20/2055	27,169,168	27,977,457
Pool # DI0238, 6.00%, 4/20/2055	1,401,308	1,431,714
Pool # MB0309, 6.00%, 4/20/2055	74,176,967	75,687,072
Pool # MB0310, 6.50%, 4/20/2055	1,374,851	1,416,224
Pool # 787943, 6.50%, 5/20/2055	9,918,618	10,376,748
Pool # MB0368, 6.50%, 5/20/2055	111,756,317	115,050,895
Pool # MB0426, 6.50%, 6/20/2055	18,509,511	19,055,175
Pool # 788063, 6.00%, 7/20/2055	13,294,165	13,662,278
Pool # MB0486, 6.00%, 7/20/2055	216,542,087	220,950,481
Pool # DK7461, 6.50%, 7/20/2055	5,840,026	6,042,620
Pool # MB0487, 6.50%, 7/20/2055	1,011,509	1,042,072
Pool # 788132, 5.50%, 8/20/2055	54,812,331	55,409,369
GNMA II, Single Family, 30 Year
TBA, 5.50%, 9/15/2055 (a)	250,068,688	251,904,307
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	85

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
TBA, 6.50%, 9/15/2055 (a)	21,760,000	22,388,554
TBA, 5.50%, 10/15/2055 (a)	96,360,000	96,973,225
STRU CITI 1.55%, 8/15/2055 ‡ (a) (b)	22,000,000	1,344,063
Total Mortgage-Backed Securities (Cost $1,746,514,079)		1,757,160,255
Commercial Mortgage-Backed Securities — 20.2%
1211 Avenue of the Americas Trust Series 2015-1211, Class C, 4.28%, 8/10/2035 (b) (c)	935,000	871,887
Aventura Mall Trust Series 2018-AVM, Class A, 4.25%, 7/5/2040 (b) (c)	2,220,000	2,197,018
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class C, 4.40%, 9/15/2048 (b)	2,925,000	2,652,583
Banc of America Re-REMIC Trust Series 2024-FRR1, Class C, 0.00%, 4/27/2049 ‡ (c)	3,000,000	1,962,885
BANK
Series 2022-BNK39, Class XA, IO, 0.52%, 2/15/2055 (b)	8,007,753	182,152
Series 2019-BN19, Class C, 4.16%, 8/15/2061 (b)	1,500,000	1,098,304
Series 2019-BN20, Class D, 2.50%, 9/15/2062 (c)	700,000	400,381
Series 2020-BN28, Class XA, IO, 1.87%, 3/15/2063 (b)	4,078,458	288,208
Series 2020-BN26, Class E, 2.50%, 3/15/2063 (c)	320,000	210,289
Series 2020-BN26, Class AS, 2.69%, 3/15/2063	4,500,000	4,022,090
BANK5
Series 2023-5YR1, Class A3, 6.26%, 4/15/2056 (b)	5,800,000	6,046,161
Series 2023-5YR3, Class A2, 6.26%, 9/15/2056	5,794,786	6,049,465
Series 2023-5YR4, Class A3, 6.50%, 12/15/2056	822,333	869,692
BBCMS Mortgage Trust
Series 2021-C11, Class XB, IO, 1.08%, 9/15/2054 (b)	4,500,000	231,475
Series 2022-C17, Class XA, IO, 1.32%, 9/15/2055 (b)	47,046,530	3,036,392
Series 2023-C20, Class XA, IO, 1.08%, 7/15/2056 (b)	13,127,998	617,592
Series 2023-C21, Class A5, 6.00%, 9/15/2056 (b)	1,350,000	1,453,120
Series 2023-C22, Class A5, 6.80%, 11/15/2056 (b)	2,900,000	3,256,952
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2023-5C23, Class A3, 6.68%, 12/15/2056 (b)	4,350,000	4,636,797
Benchmark Mortgage Trust
Series 2018-B1, Class C, 4.34%, 1/15/2051 (b)	5,200,000	4,243,922
Series 2018-B2, Class AS, 4.08%, 2/15/2051 (b)	2,300,000	2,223,182
Series 2018-B4, Class A5, 4.12%, 7/15/2051 (b)	1,000,000	990,120
Series 2019-B9, Class D, 3.00%, 3/15/2052 (c)	1,240,000	809,029
Series 2021-B26, Class ASB, 2.26%, 6/15/2054	800,000	764,659
Series 2022-B33, Class A5, 3.46%, 3/15/2055	800,000	738,418
Series 2022-B36, Class A5, 4.47%, 7/15/2055 (b)	800,000	785,713
Series 2022-B37, Class A5, 5.94%, 11/15/2055 (b)	604,000	645,007
Series 2024-V7, Class A3, 6.23%, 5/15/2056 (b)	4,000,000	4,240,894
Series 2023-B39, Class XA, IO, 0.72%, 7/15/2056 (b)	118,298,098	4,291,441
Series 2023-V3, Class A3, 6.36%, 7/15/2056 (b)	200,000	210,521
Series 2024-V5, Class A3, 5.81%, 1/10/2057	440,549	459,723
Series 2024-V5, Class C, 7.20%, 1/10/2057 (b)	300,000	311,755
Series 2024-V9, Class A3, 5.60%, 8/15/2057	4,300,000	4,478,921
Series 2019-B10, Class B, 4.18%, 3/15/2062 (b)	1,418,000	1,291,508
BHMS Commercial Mortgage Trust Series 2025-ATLS, Class A, 6.20%, 8/15/2042 (b) (c)	6,483,000	6,503,259
BMARK Series 2023-V4, Class A3, 6.84%, 11/15/2056 (b)	3,600,000	3,833,643
BMD2 Re-REMIC Trust Series 2019-FRR1, Class 4D1, PO, 5/25/2052 ‡ (c)	5,000,000	3,489,117
BMO Mortgage Trust
Series 2022-C1, Class XA, IO, 0.59%, 2/17/2055 (b)	49,256,192	1,118,771
Series 2023-C5, Class A5, 5.77%, 6/15/2056	1,640,000	1,720,335
Series 2023-5C1, Class A3, 6.53%, 8/15/2056 (b)	6,280,000	6,618,292
Series 2023-5C2, Class A3, 7.30%, 11/15/2056 (b)	3,310,000	3,559,413
SEE NOTES TO FINANCIAL STATEMENTS.

86	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2023-C7, Class A5, 6.16%, 12/15/2056	1,500,000	1,611,697
Series 2024-5C3, Class A3, 5.74%, 2/15/2057	2,420,000	2,516,420
Series 2024-5C3, Class C, 7.09%, 2/15/2057 (b)	700,000	719,203
Series 2024-5C4, Class A3, 6.53%, 5/15/2057 (b)	8,300,000	8,856,703
Series 2024-C9, Class XA, IO, 1.08%, 7/15/2057 (b)	26,962,678	1,722,298
Series 2024-C9, Class A5, 5.76%, 7/15/2057	1,710,000	1,813,840
Series 2024-5C6, Class A3, 5.32%, 9/15/2057	3,900,000	4,018,330
Series 2024-C10, Class XA, IO, 0.81%, 11/15/2057 (b)	79,702,903	3,972,393
Series 2024-5C7, Class XA, IO, 1.14%, 11/15/2057 (b) (c)	19,941,796	692,551
Series 2024-5C7, Class A3, 5.57%, 11/15/2057 (b)	1,400,000	1,457,863
Series 2024-5C7, Class AS, 5.89%, 11/15/2057 (b)	300,000	311,355
Series 2025-5C11, Class XA, IO, 1.33%, 7/15/2058 (b)	13,718,450	658,561
BX Series 2021-MFM1, Class A, 5.18%, 1/15/2034 (b) (c)	74,929	74,905
BX Commercial Mortgage Trust
Series 2021-21M, Class A, 5.21%, 10/15/2036 (b) (c)	148,759	148,712
Series 2021-ACNT, Class A, 5.33%, 11/15/2038 (b) (c)	728,704	728,476
Series 2024-MF, Class A, 5.80%, 2/15/2039 (b) (c)	1,744,345	1,746,526
Series 2024-MF, Class B, 6.05%, 2/15/2039 (b) (c)	708,364	709,692
Series 2024-AIR2, Class A, 5.86%, 10/15/2041 (b) (c)	1,438,770	1,441,466
BX Mortgage Trust
Series 2025-BIO3, Class B, 6.56%, 2/10/2042 (c)	3,587,000	3,688,533
Series 2025-BIO3, Class C, 7.19%, 2/10/2042 (b) (c)	3,400,000	3,484,581
Series 2025-BIO3, Class D, 7.19%, 2/10/2042 (b) (c)	4,700,000	4,641,456
BX Trust Series 2022-LBA6, Class A, 5.36%, 1/15/2039 (b) (c)	155,000	154,952
CD Mortgage Trust
Series 2016-CD2, Class C, 4.11%, 11/10/2049 (b)	290,000	172,973
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2017-CD3, Class A4, 3.63%, 2/10/2050	6,796,138	6,576,350
Series 2017-CD3, Class AS, 3.83%, 2/10/2050	1,000,000	875,829
Series 2017-CD4, Class D, 3.30%, 5/10/2050 (c)	2,000,000	1,689,389
Series 2017-CD6, Class AM, 3.71%, 11/13/2050 (b)	1,362,417	1,324,732
Series 2017-CD6, Class B, 3.91%, 11/13/2050 (b)	1,750,000	1,667,211
Series 2018-CD7, Class C, 5.00%, 8/15/2051 (b)	2,080,000	1,931,249
Series 2019-CD8, Class E, 3.00%, 8/15/2057 (c)	3,800,000	2,114,192
CFCRE Commercial Mortgage Trust Series 2016-C6, Class C, 4.30%, 11/10/2049 (b)	1,000,000	895,980
CGMS Commercial Mortgage Trust Series 2017-B1, Class D, 3.00%, 8/15/2050 (c)	6,500,000	5,547,550
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class B, 4.34%, 10/10/2047 (b)	1,347,008	1,286,393
Series 2015-GC29, Class D, 3.11%, 4/10/2048 (c)	4,000,000	2,799,720
Series 2015-P1, Class D, 3.23%, 9/15/2048 (c)	516,613	498,531
Series 2016-GC36, Class C, 4.91%, 2/10/2049 (b)	1,500,000	1,245,315
Series 2016-P3, Class B, 4.27%, 4/15/2049 (b)	1,630,000	1,530,302
Series 2016-C3, Class D, 3.00%, 11/15/2049 (c)	1,500,000	1,200,566
Series 2016-P6, Class D, 3.25%, 12/10/2049 (c)	3,000,000	2,124,685
Series 2018-B2, Class AS, 4.18%, 3/10/2051 (b)	1,000,000	982,963
Series 2018-C5, Class XA, IO, 0.82%, 6/10/2051 (b)	1,441,961	23,114
Series 2018-C6, Class XA, IO, 0.93%, 11/10/2051 (b)	2,006,976	42,529
Series 2015-GC33, Class D, 3.17%, 9/10/2058	3,500,000	2,143,793
Series 2015-GC33, Class B, 4.67%, 9/10/2058 (b)	5,476,986	5,120,008
Series 2019-C7, Class XA, IO, 0.94%, 12/15/2072 (b)	19,921,051	603,478
COMM Mortgage Trust
Series 2024-CBM, Class A1, 5.85%, 12/10/2041 (b) (c)	2,332,180	2,358,450
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	87

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2024-CBM, Class A2, 5.87%, 12/10/2041 (b) (c)	1,123,214	1,144,129
Series 2024-CBM, Class B, 6.51%, 12/10/2041 (b) (c)	1,224,000	1,253,538
Series 2018-COR3, Class B, 4.67%, 5/10/2051 (b)	800,000	675,430
Commercial Mortgage Trust
Series 2014-CR14, Class C, 3.79%, 2/10/2047 (b)	2,967,820	2,819,459
Series 2014-CR15, Class C, 4.07%, 2/10/2047 (b)	1,000,000	959,619
Series 2014-CR19, Class E, 4.07%, 8/10/2047 (b) (c)	2,500,000	2,337,525
Series 2014-UBS5, Class C, 4.88%, 9/10/2047 (b)	2,300,000	2,115,977
Series 2014-CR20, Class D, 3.22%, 11/10/2047 (c)	2,350,000	1,769,738
Series 2015-LC19, Class D, 2.87%, 2/10/2048 (c)	7,817,000	7,020,604
Series 2015-CR22, Class D, 3.89%, 3/10/2048 (b) (c)	2,000,000	1,587,808
Series 2015-LC23, Class E, 3.70%, 10/10/2048 (b) (c)	3,000,000	2,456,092
CSAIL Commercial Mortgage Trust
Series 2018-C14, Class C, 5.04%, 11/15/2051 (b)	4,000,000	3,632,314
Series 2019-C16, Class XA, IO, 1.69%, 6/15/2052 (b)	59,003,645	2,749,304
Series 2020-C19, Class D, 2.50%, 3/15/2053 (c)	5,200,000	2,942,672
Series 2020-C19, Class E, 2.50%, 3/15/2053 (c)	2,000,000	665,009
Series 2020-C19, Class C, 3.73%, 3/15/2053 (b)	2,750,000	2,240,663
Series 2015-C2, Class C, 4.26%, 6/15/2057 (b)	4,250,000	3,851,860
DBJPM Mortgage Trust Series 2016-C3, Class B, 3.26%, 8/10/2049	400,000	376,077
ELM Trust Series 2024-ELM, Class C10, 6.40%, 6/10/2039 (b) (c)	1,885,000	1,899,963
FHLMC
Series 2021-MN2, Class B1, 9.85%, 7/25/2041 (b) (c)	200,000	199,998
Series 2023-MN7, Class M1, 7.95%, 9/25/2043 (b) (c)	1,787,610	1,818,941
Series 2023-MN7, Class M2, 10.05%, 9/25/2043 (b) (c)	2,348,000	2,448,804
Series 2023-MN7, Class B1, 13.20%, 9/25/2043 (b) (c)	1,750,000	1,933,362
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2024-MN8, Class M1, 7.20%, 5/25/2044 (b) (c)	2,074,284	2,096,989
Series 2024-MN8, Class M2, 8.60%, 5/25/2044 (b) (c)	2,500,000	2,612,768
Series 2024-MN8, Class B1, 11.70%, 5/25/2044 (b) (c)	2,900,000	3,392,952
Series 2024-MN9, Class M1, 6.80%, 10/25/2044 (b) (c)	10,798,851	10,877,906
Series 2024-MN9, Class M2, 7.60%, 10/25/2044 (b) (c)	7,100,000	7,167,084
Series 2024-MN9, Class B1, 10.35%, 10/25/2044 (b) (c)	500,000	516,445
Series 2025-MN10, Class M1, 6.39%, 2/25/2045 (b) (c)	3,776,857	3,745,276
Series 2025-MN10, Class M2, 7.19%, 2/25/2045 (b) (c)	1,500,000	1,496,751
Series 2025-MN10, Class B1, 9.29%, 2/25/2045 (b) (c)	180,000	184,045
Series 2025-MN11, Class M1, 6.00%, 7/25/2045 (b) (c)	2,500,000	2,498,399
Series 2025-MN11, Class B1, 8.75%, 7/25/2045 (b) (c)	2,700,000	2,771,162
Series 2021-MN1, Class M1, 6.35%, 1/25/2051 (b) (c)	415,088	413,837
Series 2021-MN1, Class M2, 8.10%, 1/25/2051 (b) (c)	3,000,000	3,096,029
Series 2021-MN3, Class M2, 8.35%, 11/25/2051 (b) (c)	8,700,000	9,000,596
Series 2021-MN3, Class B1, 11.20%, 11/25/2051 (b) (c)	1,750,000	1,855,442
FHLMC, Multi-Class Certificates
Series 2020-RR12, Class X, IO, 2.10%, 10/27/2027 (b)	2,000,000	64,492
Series 2020-RR06, Class AX, IO, 1.88%, 10/27/2028 (b)	2,000,000	79,400
Series 2020-RR14, Class X, IO, 2.13%, 3/27/2034 (b)	2,500,000	336,954
Series 2021-RR16, Class X, IO, 0.96%, 10/27/2034 (b)	5,600,000	367,426
Series 2023-RR21, Class X, IO, 3.39%, 4/27/2036 (b)	18,000,000	3,768,676
FHLMC, Multi-Family Structured Credit Risk Series 2022-MN4, Class M2, 10.85%, 5/25/2052 (b) (c)	3,000,000	3,395,970
FHLMC, Multi-family Structured Pass-Through Certificates Series K051, Class X1, IO, 0.66%, 9/25/2025 (b)	20,791,238	748
SEE NOTES TO FINANCIAL STATEMENTS.

88	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K737, Class X1, IO, 0.72%, 10/25/2026 (b)	43,767,831	231,987
Series K738, Class X1, IO, 1.59%, 1/25/2027 (b)	41,013,241	653,247
Series K064, Class X1, IO, 0.72%, 3/25/2027 (b)	10,048,506	73,162
Series KC05, Class X1, IO, 1.34%, 6/25/2027 (b)	40,786,390	481,194
Series K068, Class X1, IO, 0.54%, 8/25/2027 (b)	623,036	4,273
Series K740, Class X1, IO, 0.82%, 9/25/2027 (b)	17,720,888	217,341
Series K072, Class X1, IO, 0.49%, 12/25/2027 (b)	14,821,485	114,136
Series K742, Class X1, IO, 0.86%, 3/25/2028 (b)	2,725,878	28,718
Series K742, Class X3, IO, 2.68%, 4/25/2028 (b)	5,000,000	311,985
Series K743, Class X1, IO, 1.01%, 5/25/2028 (b)	25,159,400	538,512
Series K078, Class X1, IO, 0.22%, 6/25/2028 (b)	60,995,902	187,904
Series K745, Class X1, IO, 0.71%, 8/25/2028 (b)	14,949,005	232,447
Series K082, Class X1, IO, 0.15%, 9/25/2028 (b)	192,561,438	363,190
Series K083, Class X1, IO, 0.18%, 9/25/2028 (b)	129,434,605	289,506
Series K084, Class X3, IO, 2.31%, 11/25/2028 (b)	751,485	48,182
Series K514, Class X1, IO, 1.16%, 12/25/2028 (b)	11,790,582	339,872
Series K088, Class X1, IO, 0.65%, 1/25/2029 (b)	13,573,095	208,039
Series K091, Class X1, IO, 0.70%, 3/25/2029 (b)	31,906,313	574,103
Series K519, Class AS, 4.82%, 3/25/2029 (b)	3,689,632	3,685,130
Series K749, Class XAM, IO, 0.31%, 4/25/2029 (b)	55,000,000	490,067
Series KW09, Class X1, IO, 0.92%, 5/25/2029 (b)	71,257,736	1,491,396
Series K094, Class X1, IO, 1.01%, 6/25/2029 (b)	21,043,828	593,842
Series K095, Class XAM, IO, 1.37%, 6/25/2029 (b)	1,614,000	71,180
Series K528, Class X1, IO, 1.01%, 7/25/2029 (b)	30,000,000	890,553
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series KG02, Class X1, IO, 1.14%, 8/25/2029 (b)	14,235,686	434,191
Series K100, Class X1, IO, 0.77%, 9/25/2029 (b)	53,784,295	1,199,406
Series K101, Class X1, IO, 0.94%, 10/25/2029 (b)	1,649,988	47,890
Series K101, Class X3, IO, 1.95%, 10/25/2029 (b)	20,000,000	1,392,098
Series K090, Class X3, IO, 2.39%, 10/25/2029 (b)	5,000,000	379,873
Series K103, Class X1, IO, 0.75%, 11/25/2029 (b)	25,734,017	592,497
Series K104, Class X1, IO, 1.23%, 1/25/2030 (b)	12,918,885	519,390
Series K106, Class X1, IO, 1.44%, 1/25/2030 (b)	6,527,227	319,954
Series K105, Class X1, IO, 1.64%, 1/25/2030 (b)	24,517,409	1,362,724
Series K107, Class X1, IO, 1.70%, 1/25/2030 (b)	44,756,478	2,598,127
Series K109, Class X1, IO, 1.69%, 4/25/2030 (b)	36,095,004	2,131,244
Series K110, Class X1, IO, 1.76%, 4/25/2030 (b)	42,802,112	2,609,534
Series K114, Class X1, IO, 1.21%, 6/25/2030 (b)	2,103,962	93,706
Series K115, Class X1, IO, 1.42%, 6/25/2030 (b)	7,875,176	412,451
Series K117, Class X1, IO, 1.32%, 8/25/2030 (b)	31,081,649	1,524,887
Series K119, Class X1, IO, 1.02%, 9/25/2030 (b)	7,272,180	276,565
Series K121, Class X1, IO, 1.11%, 10/25/2030 (b)	24,799,565	1,027,483
Series K120, Class X1, IO, 1.12%, 10/25/2030 (b)	40,652,513	1,707,219
Series K754, Class XAM, IO, 0.21%, 11/25/2030 (b)	116,738,000	540,567
Series KG04, Class X1, IO, 0.93%, 11/25/2030 (b)	9,198,505	323,500
Series K122, Class X1, IO, 0.96%, 11/25/2030 (b)	19,589,854	724,684
Series K124, Class X1, IO, 0.81%, 12/25/2030 (b)	99,537,865	3,134,567
Series K123, Class X1, IO, 0.86%, 12/25/2030 (b)	52,732,758	1,726,049
Series K126, Class X1, IO, 0.39%, 1/25/2031 (b)	91,246,782	1,236,613
Series K152, Class X1, IO, 1.10%, 1/25/2031 (b)	17,185,606	658,056
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	89

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series K128, Class X1, IO, 0.61%, 3/25/2031 (b)	126,212,934	2,887,197
Series K129, Class X3, IO, 3.27%, 5/25/2031 (b)	8,000,000	1,186,451
Series K130, Class X1, IO, 1.14%, 6/25/2031 (b)	6,164,505	300,357
Series K131, Class X1, IO, 0.83%, 7/25/2031 (b)	56,570,273	2,036,818
Series KG06, Class X1, IO, 0.63%, 10/25/2031 (b)	42,584,045	1,121,306
Series K136, Class X1, IO, 0.49%, 12/25/2031 (b)	62,817,950	1,105,301
Series K140, Class X1, IO, 0.39%, 1/25/2032 (b)	84,493,536	1,437,007
Series K-152, Class A1, 3.78%, 1/25/2032	1,173,846	1,159,978
Series Q001, Class XA, IO, 2.08%, 2/25/2032 (b)	15,565,780	952,890
Series K142, Class X1, IO, 0.40%, 3/25/2032 (b)	110,029,244	1,920,439
Series K144, Class X1, IO, 0.44%, 4/25/2032 (b)	4,084,289	83,238
Series K-161, Class A1, 5.08%, 7/25/2032	3,480,000	3,630,893
Series K-150, Class X1, IO, 0.45%, 9/25/2032 (b)	17,459,699	371,935
Series K-152, Class X1, IO, 0.30%, 11/25/2032 (b)	137,583,091	1,736,271
Series K-154, Class X1, IO, 0.53%, 1/25/2033 (b)	85,800,457	2,150,297
Series K-159, Class X1, IO, 0.29%, 7/25/2033 (b)	151,980,276	1,858,658
Series K-161, Class X3, IO, 5.66%, 11/25/2033 (b)	2,700,000	900,521
Series K-163, Class X3, IO, 5.88%, 4/25/2034 (b)	2,500,000	901,879
Series K-1514, Class X1, IO, 0.70%, 10/25/2034 (b)	1,183,372	45,981
Series K-1514, Class X3, IO, 2.86%, 10/25/2034 (b)	13,043,739	2,413,440
Series K-1512, Class X3, IO, 3.26%, 10/25/2034 (b)	2,500,000	531,809
Series K-1515, Class X1, IO, 1.63%, 2/25/2035 (b)	8,775,942	855,318
Series K-1517, Class X1, IO, 1.44%, 7/25/2035 (b)	19,158,736	1,754,572
Series Q012, Class X, IO, 4.01%, 9/25/2035 (b)	353,866	54,248
Series K-1518, Class X1, IO, 0.95%, 10/25/2035 (b)	36,040,434	2,131,770
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series K-1519, Class X1, IO, 0.69%, 12/25/2035 (b)	13,354,968	565,691
Series K-1520, Class X1, IO, 0.58%, 2/25/2036 (b)	57,836,622	1,972,397
Series K-1513, Class X3, IO, 3.03%, 12/25/2037 (b)	4,500,000	886,217
Series K-1515, Class X3, IO, 3.80%, 3/25/2038 (b)	3,000,000	769,121
Series K-1516, Class X3, IO, 3.58%, 10/25/2038 (b)	1,000,000	248,987
Series K067, Class X3, IO, 2.19%, 9/25/2044 (b)	15,000,000	572,546
Series K068, Class X3, IO, 2.13%, 10/25/2044 (b)	12,000,000	454,868
Series K060, Class X3, IO, 1.96%, 12/25/2044 (b)	11,949,868	242,856
Series K062, Class X3, IO, 2.15%, 1/25/2045 (b)	14,999,855	404,431
Series K063, Class X3, IO, 2.15%, 2/25/2045 (b)	11,342,000	317,866
Series K065, Class X3, IO, 2.26%, 7/25/2045 (b)	8,509,531	308,553
Series K066, Class X3, IO, 2.24%, 8/25/2045 (b)	25,000,000	973,170
Series K071, Class X3, IO, 2.08%, 11/25/2045 (b)	8,700,000	356,952
Series K085, Class X3, IO, 2.39%, 12/25/2045 (b)	1,850,000	121,509
Series K097, Class X3, IO, 2.09%, 9/25/2046 (b)	3,000,000	211,237
Series K082, Class X3, IO, 2.29%, 10/25/2046 (b)	10,000,000	641,659
Series K083, Class X3, IO, 2.37%, 11/25/2046 (b)	621,062	41,647
Series K092, Class X3, IO, 2.33%, 5/25/2047 (b)	43,959,013	3,233,471
Series K737, Class X3, IO, 1.84%, 1/25/2048 (b)	11,779,376	247,480
Series K109, Class X3, IO, 3.50%, 5/25/2048 (b)	3,400,000	456,335
Series K119, Class X3, IO, 2.82%, 9/25/2048 (b)	5,000,000	593,527
Series K121, Class X3, IO, 2.87%, 11/25/2048 (b)	5,000,000	610,806
Series K126, Class X3, IO, 2.72%, 1/25/2049 (b)	12,950,000	1,550,428
Series K124, Class X3, IO, 2.71%, 2/25/2049 (b)	5,000,000	581,008
Series K125, Class X3, IO, 2.74%, 2/25/2049 (b)	16,750,000	1,999,849
SEE NOTES TO FINANCIAL STATEMENTS.

90	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series K741, Class X3, IO, 2.53%, 3/25/2049 (b)	13,766,615	709,639
Series K127, Class X3, IO, 2.74%, 3/25/2049 (b)	4,000,000	478,489
Series K743, Class X3, IO, 3.06%, 6/25/2049 (b)	13,000,000	919,279
Series K147, Class X3, IO, 3.93%, 6/25/2050 (b)	6,400,000	1,301,370
Series K096, Class X3, IO, 2.11%, 8/25/2051 (b)	8,380,000	557,083
Series K148, Class X3, IO, 4.29%, 8/25/2054 (b)	17,000,000	3,877,062
Series K143, Class X1, IO, 0.45%, 4/25/2055 (b)	34,832,827	721,531
Series Q014, Class X, IO, 2.77%, 10/25/2055 (b)	1,778,189	258,003
Series K-152, Class X3, IO, 4.48%, 11/25/2055 (b)	5,000,000	1,223,574
Series K759, Class X3, IO, 5.44%, 2/25/2057 (b)	1,026,415	280,649
FHLMC, Multi-Family, Structured Pass-Through Certificates Series K-153, Class X1, IO, 0.60%, 12/25/2032 (b)	19,689,531	589,469
FNMA ACES
Series 2016-M10, Class X, IO, 0.70%, 7/25/2028 (b)	100,298,951	1,332,742
Series 2019-M11, Class X1, IO, 1.16%, 6/25/2029 (b)	3,991,532	109,683
Series 2020-M3, Class X1, IO, 0.41%, 2/25/2030 (b)	3,280,090	32,401
Series 2020-M30, Class X, IO, 1.01%, 7/25/2031 (b)	39,308,144	1,384,197
Series 2020-M15, Class X1, IO, 1.56%, 9/25/2031 (b)	21,379,759	1,297,330
Series 2022-M2, Class X2, IO, 0.29%, 1/25/2032 (b)	2,810,033	28,148
Series 2020-M16, Class X1, IO, 0.54%, 4/25/2032 (b)	76,308,519	1,388,846
Series 2020-M31, Class AB, 0.50%, 10/25/2032	71,001	61,578
Series 2024-M5, Class 1A2C, 4.45%, 8/25/2034 (b)	3,500,000	3,451,231
Series 2021-M8, Class X, IO, 0.32%, 11/25/2035 (b)	92,883,063	1,385,109
FREMF Series 20K-1517, Class C, PO, 8/25/2035 (c)	5,500,000	2,516,122
FREMF Mortgage Trust
Series 2017-KF38, Class B, 6.96%, 9/25/2024 (b) (c)	807,873	808,139
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2018-KF45, Class B, 6.41%, 3/25/2025 (b) (c)	675,023	684,157
Series 2018-KF53, Class B, 6.51%, 10/25/2025 (b)	24,588	24,550
Series 2019-KF60, Class B, 6.81%, 2/25/2026 (b) (c)	470,903	466,641
Series 2019-KF62, Class B, 6.51%, 4/25/2026 (b) (c)	5,296	5,191
Series 2019-K735, Class B, 4.16%, 5/25/2026 (b) (c)	150,000	148,694
Series 2019-KF72, Class B, 6.56%, 11/25/2026 (b) (c)	730,796	711,296
Series 2017-KF40, Class B, 7.16%, 11/25/2027 (b) (c)	943,700	901,427
Series 2018-KF43, Class B, 6.61%, 1/25/2028 (b) (c)	21,473	20,759
Series 2018-KF50, Class B, 6.36%, 7/25/2028 (b) (c)	3,383	3,249
Series 2018-K84, Class D, PO, 11/25/2028 (c)	3,500,000	2,665,233
Series 2018-KF54, Class B, 6.66%, 11/25/2028 (b)	442,364	417,054
Series 2019-KF59, Class B, 6.81%, 2/25/2029 (b) (c)	675,975	647,856
Series 2019-K92, Class X2A, IO, 0.10%, 4/25/2029 (c)	57,727,892	157,892
Series 2019-KW09, Class X2A, IO, 0.10%, 5/25/2029 (c)	18,579,744	45,528
Series 2019-KW09, Class C, PO, 6/25/2029 (c)	790,000	579,633
Series 2019-KW09, Class X2B, IO, 0.10%, 6/25/2029 (c)	10,000,000	30,257
Series 2019-K92, Class X2B, IO, 0.10%, 7/25/2029 (c)	12,014,516	37,447
Series 2019-KF67, Class C, 10.46%, 8/25/2029 (b) (c)	2,354,681	2,049,713
Series 2019-KC07, Class C, 3.75%, 10/25/2029 (b) (c)	2,400,000	2,000,964
Series 2019-KF73, Class B, 6.91%, 11/25/2029 (b) (c)	2,143,595	1,981,362
Series 2020-KF76, Class B, 7.21%, 1/25/2030 (b) (c)	529,879	517,832
Series 2020-K107, Class D, 3.62%, 2/25/2030 (b) (c)	4,500,000	3,659,623
Series 2023-K752, Class D, PO, 8/25/2030 (c)	2,588,480	1,713,920
Series 2023-K752, Class X2B, IO, 0.10%, 8/25/2030 (c)	9,003,480	35,373
Series 2020-KSG1, Class C, PO, 9/25/2030 (c)	3,300,000	2,197,317
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	91

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2020-KSG1, Class X2A, IO, 0.10%, 9/25/2030 (c)	40,695,488	153,292
Series 2020-KSG1, Class X2B, IO, 0.10%, 9/25/2030 (c)	3,300,000	13,414
Series 2018-KW07, Class B, 4.25%, 10/25/2031 (b) (c)	300,000	271,040
Series 2022-KF132, Class CS, 10.74%, 2/25/2032 (b) (c)	2,932,946	2,716,057
Series 2019-KW10, Class C, PO, 10/25/2032 (c)	1,300,000	921,842
Series 2019-KW10, Class X2A, IO, 0.10%, 10/25/2032 (c)	14,094,819	42,635
Series 2019-KW10, Class X2B, IO, 0.10%, 10/25/2032 (c)	1,600,000	5,123
Series 2023-KF149, Class CS, 10.49%, 12/25/2032 (b) (c)	428,770	437,361
Series 2018-K155, Class X2A, IO, 0.10%, 4/25/2033 (c)	45,331,050	215,413
Series 2018-K155, Class C, PO, 5/25/2033 (c)	4,000,000	2,109,254
Series 2018-K155, Class X2B, IO, 0.10%, 5/25/2033 (c)	5,250,000	30,114
Series 19K-1511, Class C, PO, 4/25/2034 (c)	5,327,320	2,589,615
Series 19K-1513, Class X2A, IO, 0.10%, 8/25/2034 (c)	168,525,484	1,014,928
Series 19K-1514, Class C, 0.00%, 10/25/2034 ‡ (c)	6,000,000	2,868,296
Series 2017-K69, Class D, PO, 10/25/2049 (c)	6,000,000	4,970,120
Series 2017-K724, Class D, PO, 12/25/2049 (c)	18,076	17,457
Series 2017-K62, Class B, 4.01%, 1/25/2050 (b) (c)	415,000	410,221
Series 2019-K91, Class C, 4.40%, 4/25/2051 (b) (c)	250,000	242,455
Series 2018-K83, Class D, PO, 11/25/2051 (c)	3,400,000	2,593,128
Series 2019-K92, Class D, PO, 5/25/2052 (c)	4,900,000	3,650,149
Series 2020-K116, Class D, PO, 9/25/2052 (c)	4,500,000	2,870,149
Series 2020-K116, Class X2A, IO, 0.10%, 9/25/2052 (c)	58,768,761	206,208
Series 2020-K116, Class X2B, IO, 0.10%, 9/25/2052 (c)	12,768,420	48,764
Series 2020-K105, Class D, PO, 3/25/2053 (c)	4,000,000	2,640,044
Series 2020-K105, Class X2A, IO, 0.10%, 3/25/2053 (c)	51,334,550	169,158
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2020-K105, Class X2B, IO, 0.10%, 3/25/2053 (c)	12,000,000	43,997
Series 2020-K109, Class D, PO, 5/25/2053 (c)	7,000,000	4,620,106
Series 2020-K113, Class D, PO, 5/25/2053 (c)	4,300,000	2,857,096
Series 2020-K109, Class X2A, IO, 0.10%, 5/25/2053 (c)	68,374,891	243,462
Series 2020-K109, Class X2B, IO, 0.10%, 5/25/2053 (c)	24,000,000	90,317
Series 2020-K115, Class D, PO, 9/25/2053 (c)	6,000,000	4,196,734
Series 2020-K115, Class X2A, IO, 0.10%, 9/25/2053 (c)	63,985,801	242,602
Series 2020-K115, Class X2B, IO, 0.10%, 9/25/2053 (c)	14,600,000	58,258
Series 2020-K118, Class D, PO, 10/25/2053 (c)	7,000,000	4,713,922
Series 2020-K118, Class X2A, IO, 0.10%, 10/25/2053 (c)	76,418,998	293,953
Series 2020-K118, Class X2B, IO, 0.10%, 10/25/2053 (c)	15,633,000	63,281
Series 2020-K739, Class D, PO, 11/25/2053 (c)	7,000,000	5,813,842
Series 2020-K739, Class X2A, IO, 0.10%, 11/25/2053 (c)	67,929,856	99,205
Series 2020-K739, Class X2B, IO, 0.10%, 11/25/2053 (c)	17,500,000	29,468
Series 2020-K122, Class D, PO, 1/25/2054 (c)	4,000,000	2,514,149
Series 2021-K126, Class D, PO, 1/25/2054 (c)	7,600,000	4,882,317
Series 2020-K122, Class X2B, IO, 0.10%, 1/25/2054 (c)	10,972,469	44,793
Series 2021-K126, Class X2A, IO, 0.10%, 1/25/2054 (c)	78,980,550	320,732
Series 2021-K126, Class X2B, IO, 0.10%, 1/25/2054 (c)	20,236,360	88,305
Series 2023-K752, Class X2A, IO, 0.10%, 9/25/2060 (c)	43,364,062	160,673
GNMA
Series 2013-174, Class IA, IO, 0.46%, 10/16/2053 (b)	31,878,529	514,430
Series 2025-128, Class AW, 4.75%, 3/16/2054	14,783,153	14,680,040
Series 2025-144, Class A, 4.75%, 7/16/2054	10,080,000	10,073,641
Series 2025-93, Class AM, 4.75%, 12/16/2054	8,700,000	8,562,329
SEE NOTES TO FINANCIAL STATEMENTS.

92	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2014-88, Class AJ, 2.99%, 3/16/2055 (b)	799,755	712,276
Series 2025-106, Class A, 5.00%, 7/16/2055	3,093,667	3,097,342
Series 2015-33, IO, 0.24%, 2/16/2056 (b)	45,717,982	306,352
Series 2024-52, Class A, 4.50%, 3/16/2056 (b)	1,477,139	1,460,452
Series 2025-138, Class A, 4.75%, 5/16/2056	14,595,000	14,452,348
Series 2025-128, Class AD, 5.00%, 10/16/2056	854,186	856,433
Series 2017-9, IO, 0.66%, 1/16/2057 (b)	18,384,863	582,050
Series 2023-127, IO, 0.40%, 7/16/2057 (b)	83,859,117	1,413,454
Series 2016-165, IO, 0.63%, 12/16/2057 (b)	4,556,377	142,771
Series 2017-70, IO, 0.36%, 2/16/2059 (b)	41,765,874	924,889
Series 2023-108, IO, 0.68%, 8/16/2059 (b)	11,586,095	412,562
Series 2018-85, IO, 0.55%, 7/16/2060 (b)	13,546,277	484,046
Series 2020-184, IO, 0.91%, 11/16/2060 (b)	3,041,848	196,566
Series 2021-17, IO, 1.05%, 1/16/2061 (b)	12,794,904	1,010,790
Series 2021-5, IO, 1.11%, 1/16/2061 (b)	19,870,417	1,567,249
Series 2019-76, IO, 0.88%, 3/16/2061 (b)	22,335,081	1,243,061
Series 2021-47, IO, 0.99%, 3/16/2061 (b)	25,526,505	1,707,680
Series 2021-63, IO, 0.82%, 4/16/2061 (b)	30,756,692	1,810,185
Series 2021-82, Class TA, IF, IO, 3.64%, 4/16/2061 (b)	10,080,017	363,843
Series 2021-90, IO, 0.84%, 5/16/2061 (b)	16,763,838	1,006,254
Series 2019-53, Class IA, IO, 0.77%, 6/16/2061 (b)	1,977,369	98,636
Series 2021-108, IO, 0.97%, 6/16/2061 (b)	15,748,675	1,119,035
Series 2021-147, IO, 0.99%, 6/16/2061 (b)	7,491,236	547,779
Series 2019-155, IO, 0.51%, 7/16/2061 (b)	5,155,223	197,293
Series 2024-195, IO, 0.59%, 7/16/2061 (b)	71,708,444	2,734,537
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2021-153, Class SA, IF, IO, 3.60%, 8/16/2061 (b)	6,488,565	295,404
Series 2022-113, IO, 0.40%, 9/16/2061 (b)	30,846,852	1,075,145
Series 2019-154, IO, 0.58%, 9/16/2061 (b)	7,034,926	276,982
Series 2021-218, IO, 0.96%, 10/16/2061 (b)	17,586,071	1,289,748
Series 2021-178, Class SA, IF, IO, 3.60%, 10/16/2061 (b)	942,663	50,169
Series 2020-28, IO, 0.82%, 11/16/2061 (b)	5,295,576	298,870
Series 2020-56, IO, 0.97%, 11/16/2061 (b)	7,100,712	467,801
Series 2025-38, IO, 0.64%, 1/16/2062 (b)	46,363,448	1,816,460
Series 2019-130, IO, 0.68%, 1/16/2062 (b)	17,833,292	908,965
Series 2019-144, IO, 0.79%, 1/16/2062 (b)	13,326,798	773,270
Series 2020-2, IO, 0.59%, 3/16/2062 (b)	10,069,907	434,230
Series 2020-143, Class IB, IO, 0.88%, 3/16/2062 (b)	14,049,296	887,460
Series 2020-94, IO, 0.97%, 3/16/2062 (b)	17,654,148	1,197,265
Series 2020-110, IO, 0.98%, 3/16/2062 (b)	18,345,095	1,254,669
Series 2020-10, IO, 0.58%, 4/16/2062 (b)	10,233,938	416,708
Series 2020-23, IO, 0.66%, 4/16/2062 (b)	9,437,688	437,916
Series 2020-38, IO, 0.82%, 4/16/2062 (b)	14,538,760	857,717
Series 2020-89, Class IA, IO, 1.17%, 4/16/2062 (b)	36,853,767	2,578,555
Series 2020-120, IO, 0.76%, 5/16/2062 (b)	5,473,551	319,149
Series 2020-100, IO, 0.79%, 5/16/2062 (b)	5,521,500	330,281
Series 2020-118, IO, 0.88%, 6/16/2062 (b)	6,199,198	325,124
Series 2020-147, IO, 0.91%, 6/16/2062 (b)	80,454,355	5,266,960
Series 2020-194, IO, 1.08%, 6/16/2062 (b)	8,099,741	581,683
Series 2020-169, IO, 0.85%, 7/16/2062 (b)	6,129,035	384,441
Series 2020-64, IO, 1.20%, 7/16/2062 (b)	3,450,783	294,167
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	93

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2020-161, IO, 1.05%, 8/16/2062 (b)	8,819,444	656,628
Series 2021-3, IO, 0.87%, 9/16/2062 (b)	14,073,568	896,597
Series 2020-6, IO, 0.70%, 10/16/2062 (b)	9,573,838	548,892
Series 2021-33, IO, 0.84%, 10/16/2062 (b)	52,021,084	3,328,278
Series 2021-71, IO, 0.86%, 10/16/2062 (b)	124,240,251	7,919,384
Series 2021-28, IO, 1.04%, 10/16/2062 (b)	13,221,023	975,877
Series 2021-80, IO, 0.90%, 12/16/2062 (b)	5,220,827	357,728
Series 2020-150, IO, 0.97%, 12/16/2062 (b)	239,552	16,819
Series 2021-11, IO, 1.02%, 12/16/2062 (b)	8,357,024	609,607
Series 2021-35, IO, 1.03%, 12/16/2062 (b)	3,096,979	223,957
Series 2020-195, Class IX, IO, 1.13%, 12/16/2062 (b)	13,337,575	1,068,204
Series 2021-11, Class IX, IO, 1.16%, 12/16/2062 (b)	28,748,163	2,259,784
Series 2021-40, IO, 0.82%, 2/16/2063 (b)	9,998,756	613,817
Series 2021-120, IO, 0.99%, 2/16/2063 (b)	6,169,062	455,969
Series 2021-62, Class SA, IF, IO, 3.37%, 2/16/2063 (b)	3,188,246	117,139
Series 2022-41, IO, 0.75%, 4/16/2063 (b)	41,145,681	2,201,915
Series 2021-144, IO, 0.82%, 4/16/2063 (b)	70,828,426	4,336,357
Series 2021-106, IO, 0.86%, 4/16/2063 (b)	68,504,175	4,507,342
Series 2021-151, IO, 0.91%, 4/16/2063 (b)	7,517,557	520,077
Series 2021-168, IO, 0.80%, 5/16/2063 (b)	12,899,336	792,138
Series 2021-60, IO, 0.83%, 5/16/2063 (b)	2,170,773	132,751
Series 2021-126, IO, 0.85%, 5/16/2063 (b)	9,429,054	627,465
Series 2021-22, IO, 0.97%, 5/16/2063 (b)	7,549,437	526,880
Series 2021-170, IO, 0.99%, 5/16/2063 (b)	13,188,862	970,297
Series 2024-32, IO, 0.70%, 6/16/2063 (b)	45,920,743	2,282,674
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2021-141, Class SA, IF, IO, 3.65%, 6/16/2063 (b)	1,668,510	81,981
Series 2021-133, IO, 0.88%, 7/16/2063 (b)	31,787,286	2,102,758
Series 2022-67, IO, 0.90%, 8/16/2063 (b)	18,308,081	1,353,326
Series 2021-61, IO, 1.04%, 8/16/2063 (b)	1,322,802	99,101
Series 2021-195, Class IX, IO, 1.20%, 8/16/2063 (b)	101,670,692	9,152,477
Series 2023-15, Class AB, 4.00%, 8/16/2063 (b)	716,409	689,778
Series 2023-179, IO, 0.61%, 9/16/2063 (b)	126,665,337	5,345,518
Series 2021-92, IO, 0.80%, 9/16/2063 (b)	40,468,700	2,457,697
Series 2021-164, IO, 0.95%, 10/16/2063 (b)	30,171,098	2,091,795
Series 2021-110, IO, 0.88%, 11/16/2063 (b)	10,118,688	680,710
Series 2021-200, IO, 0.89%, 11/16/2063 (b)	1,918,977	129,958
Series 2021-180, IO, 0.91%, 11/16/2063 (b)	14,233,807	989,880
Series 2025-78, IO, 1.00%, 11/16/2063 (b)	77,608,459	5,483,208
Series 2021-150, IO, 1.04%, 11/16/2063 (b)	12,284,511	928,552
Series 2021-185, IO, 1.16%, 11/16/2063 (b)	1,386,066	121,186
Series 2021-220, IO, 0.83%, 12/16/2063 (b)	10,781,517	668,409
Series 2022-106, IO, 0.69%, 2/16/2064 (b)	2,752,018	149,772
Series 2022-26, IO, 0.73%, 2/16/2064 (b)	6,745,301	385,924
Series 2022-7, Class SA, IF, IO, 3.37%, 2/16/2064 (b)	6,880,966	311,616
Series 2022-4, IO, 0.86%, 3/16/2064 (b)	45,877,103	2,945,503
Series 2021-224, IO, 0.78%, 4/16/2064 (b)	1,886,105	120,648
Series 2022-149, IO, 0.46%, 6/16/2064 (b)	12,941,021	503,098
Series 2022-134, IO, 0.51%, 6/16/2064 (b)	2,872,936	117,220
Series 2022-165, IO, 0.59%, 6/16/2064 (b)	9,326,252	457,358
Series 2022-80, IO, 0.59%, 6/16/2064 (b)	1,133,418	48,955
SEE NOTES TO FINANCIAL STATEMENTS.

94	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2022-62, IO, 0.62%, 6/16/2064 (b)	9,914,295	498,557
Series 2024-161, IO, 0.74%, 6/16/2064 (b)	24,487,745	1,347,404
Series 2022-52, IO, 0.77%, 6/16/2064 (b)	9,438,994	468,937
Series 2022-141, IO, 0.78%, 6/16/2064 (b)	2,898,905	186,328
Series 2022-210, IO, 0.70%, 7/16/2064 (b)	3,486,745	215,414
Series 2022-199, IO, 0.76%, 7/16/2064 (b)	3,869,533	228,740
Series 2023-15, IO, 0.92%, 8/16/2064 (b)	1,732,665	119,945
Series 2022-147, IO, 0.56%, 9/16/2064 (b)	24,063,822	1,106,584
Series 2022-214, IO, 0.60%, 9/16/2064 (b)	22,569,808	1,033,302
Series 2023-144, Class IB, IO, 0.75%, 12/16/2064 (b)	4,711,806	271,865
Series 2023-28, IO, 0.86%, 2/16/2065 (b)	7,751,916	522,128
Series 2022-166, IO, 0.79%, 4/16/2065 (b)	17,354,550	1,101,573
Series 2025-21, IO, 0.95%, 4/16/2065 (b)	61,127,401	4,127,652
Series 2023-26, IO, 0.97%, 4/16/2065 (b)	4,869,644	319,411
Series 2023-51, IO, 1.12%, 5/16/2065 (b)	11,379,815	895,891
Series 2024-17, IO, 1.06%, 6/16/2065 (b)	12,681,572	930,254
Series 2023-126, IO, 0.88%, 7/16/2065 (b)	8,023,111	550,316
Series 2023-46, IO, 1.15%, 7/16/2065 (b)	4,444,472	342,583
Series 2025-42, IO, 0.54%, 11/16/2065 (b)	82,598,051	3,954,795
Series 2024-56, IO, 1.04%, 11/16/2065 (b)	7,433,620	552,119
Series 2024-138, Class IA, IO, 1.12%, 2/16/2066 (b)	19,339,955	1,819,441
Series 2024-31, IO, 1.21%, 2/16/2066 (b)	9,849,713	843,521
Series 2025-112, IO, 0.56%, 3/16/2066 (b)	55,570,838	2,834,085
Series 2024-121, IO, 1.06%, 7/1/2066 (b)	1,694,335	154,332
Series 2024-90, IO, 0.81%, 7/16/2066 (b)	5,932,070	397,607
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

GS Mortgage Securities Corp. Trust Series 2023-SHIP, Class A, 4.47%, 9/10/2038 (b) (c)	1,000,000	996,134
GS Mortgage Securities Trust
Series 2015-GC34, Class B, 4.47%, 10/10/2048 (b)	1,000,000	827,012
Series 2016-GS2, Class D, 2.75%, 5/10/2049 (c)	750,000	705,506
Series 2015-GC30, Class C, 4.16%, 5/10/2050 (b)	3,500,000	2,940,000
Series 2019-GC40, Class E, 3.00%, 7/10/2052 (c)	800,000	514,561
Harvest Commercial Capital Loan Trust
Series 2024-1, Class A, 6.16%, 10/25/2056	3,419,847	3,492,652
Series 2025-1, Class A, 5.97%, 6/25/2057 (b)	9,766,223	10,085,729
IRV Trust
Series 2025-200P, Class A, 5.47%, 3/14/2047 (b) (c)	14,700,000	14,975,063
Series 2025-200P, Class B, 5.62%, 3/14/2047 (b) (c)	10,050,000	10,075,234
Series 2025-200P, Class C, 5.92%, 3/14/2047 (b) (c)	3,400,000	3,360,303
Series 2025-200P, Class D, 6.37%, 3/14/2047 (b) (c)	1,000,000	1,009,401
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3, Class B, 3.40%, 8/15/2049 (b)	4,000,000	3,719,218
JPMBB Commercial Mortgage Securities Trust
Series 2014-C26, Class D, 3.70%, 1/15/2048 (b) (c)	2,250,000	1,974,532
Series 2015-C30, Class AS, 4.23%, 7/15/2048 (b)	970,000	954,472
Series 2015-C30, Class B, 4.34%, 7/15/2048 (b)	4,000,000	3,696,369
Series 2015-C30, Class C, 4.34%, 7/15/2048 (b)	5,150,000	3,992,755
Series 2015-C31, Class B, 4.73%, 8/15/2048 (b)	1,500,000	1,417,665
Series 2015-C28, Class D, 3.90%, 10/15/2048 (b) (c)	9,700,000	8,732,037
Series 2015-C33, Class C, 4.80%, 12/15/2048 (b)	150,000	142,328
Series 2016-C1, Class D1, 4.35%, 3/17/2049 (b) (c)	2,300,000	2,011,202
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	95

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class C, 3.89%, 3/15/2050 (b)	1,050,000	931,352
Series 2017-JP5, Class B, 4.08%, 3/15/2050 (b)	850,000	807,035
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class B, 3.99%, 6/15/2049 (b)	1,000,000	894,219
Series 2019-COR6, Class D, 2.50%, 11/13/2052 (c)	1,000,000	498,580
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class D, 5.05%, 12/15/2046 (b) (c)	1,080,284	1,026,270
Series 2015-JP1, Class C, 4.89%, 1/15/2049 (b)	4,750,000	4,543,341
Series 2016-JP2, Class A4, 2.82%, 8/15/2049	1,400,000	1,379,497
Series 2016-JP3, Class C, 3.55%, 8/15/2049 (b)	3,800,000	3,119,708
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19, Class D, 3.25%, 12/15/2047 (c)	3,000,000	2,765,220
Series 2015-C26, Class D, 3.06%, 10/15/2048 (c)	5,500,000	5,143,132
Series 2016-C31, Class C, 4.40%, 11/15/2049 (b)	2,100,000	1,877,100
Series 2015-C23, Class D, 4.29%, 7/15/2050 (b) (c)	2,200,000	2,134,044
Series 2017-C34, Class D, 2.70%, 11/15/2052 (c)	1,489,000	1,054,895
Series 2017-C34, Class C, 4.31%, 11/15/2052 (b)	595,000	523,619
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class B, 4.70%, 3/15/2049 (b)	5,000,000	4,750,974
Series 2017-H1, Class D, 2.55%, 6/15/2050 (c)	3,771,000	3,102,330
Series 2020-L4, Class D, 2.50%, 2/15/2053 (c)	500,000	371,886
MRCD MARK Mortgage Trust Series 2019-PARK, Class E, 2.72%, 12/15/2036 (c)	400,000	276,360
MSWF Commercial Mortgage Trust Series 2023-2, Class A5, 6.01%, 12/15/2056 (b)	10,750,000	11,620,067
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 7.71%, 10/25/2049 (b) (c)	21,330,283	21,650,470
Series 2020-01, Class M10, 8.21%, 3/25/2050 (b) (c)	26,919,843	27,594,823
Series 2023-01, Class M7, 8.35%, 11/25/2053 (b) (c)	2,466,094	2,570,856
Series 2023-01, Class M10, 10.85%, 11/25/2053 (b) (c)	825,000	930,832
Series 2024-01, Class M7, 7.10%, 7/25/2054 (b) (c)	332,777	337,216
Series 2024-01, Class M10, 8.20%, 7/25/2054 (b) (c)	300,000	311,866
Series 2025-01, Class M1, 6.75%, 5/25/2055 (b) (c)	8,998,058	9,044,500
Series 2025-01, Class M2, 7.45%, 5/25/2055 (b) (c)	3,600,000	3,623,466
Series 2025-01, Class B1, 9.55%, 5/25/2055 (b) (c)	700,000	723,270
PRET LLC Series 2025-NPL5, Class A1, 6.24%, 5/25/2055 (c) (d)	5,578,491	5,632,563
PRM5 Trust
Series 2025-PRM5, Class C, 5.17%, 3/10/2033 (b) (c)	1,590,000	1,585,876
Series 2025-PRM5, Class D, 5.81%, 3/10/2033 (b) (c)	1,530,000	1,525,726
ROCK Trust
Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (c)	5,486,012	5,647,067
Series 2024-CNTR, Class D, 7.11%, 11/13/2041 (c)	11,115,000	11,599,084
Series 2024-CNTR, Class E, 8.82%, 11/13/2041 (c)	20,400,000	21,544,550
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class A, 5.75%, 5/15/2039 (b) (c)	2,125,000	2,125,000
Series 2024-DSNY, Class B, 6.10%, 5/15/2039 (b) (c)	4,575,000	4,569,284
SHR Trust Series 2024-LXRY, Class B, 6.81%, 10/15/2041 (b) (c)	2,000,000	2,004,206
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (c)	6,300,000	5,599,083
SREIT Trust Series 2021-MFP, Class G, 7.45%, 11/15/2038 (b) (c)	1,677,683	1,676,854
TPG Trust Series 2024-WLSC, Class A, 6.50%, 11/15/2029 (b) (c)	2,000,000	1,997,894
SEE NOTES TO FINANCIAL STATEMENTS.

96	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
UBS Commercial Mortgage Trust
Series 2017-C5, Class C, 4.61%, 11/15/2050 (b)	1,200,000	1,114,434
Series 2018-C10, Class D, 3.00%, 5/15/2051 (c)	1,000,000	803,059
Series 2018-C11, Class C, 5.03%, 6/15/2051 (b)	2,143,000	1,986,985
Velocity Commercial Capital Loan Trust
Series 2018-1, Class A, 3.59%, 4/25/2048 (c)	51,317	50,381
Series 2022-3, Class A, 5.22%, 6/25/2052 (b) (c)	201,618	194,954
Series 2022-4, Class A, 5.63%, 8/25/2052 (b) (c)	384,683	386,361
Wells Fargo Commercial Mortgage Trust
Series 2024-1CHI, Class A, 5.48%, 7/15/2035 (b) (c)	1,000,000	1,009,154
Series 2024-1CHI, Class B, 5.93%, 7/15/2035 (b) (c)	500,000	503,591
Series 2015-C29, Class D, 4.32%, 6/15/2048 (b)	5,107,000	4,794,402
Series 2016-C35, Class D, 3.14%, 7/15/2048 (c)	2,500,000	2,335,603
Series 2017-C38, Class D, 3.00%, 7/15/2050 (c)	5,000,000	3,654,962
Series 2017-C39, Class A5, 3.42%, 9/15/2050	4,330,000	4,226,322
Series 2018-C44, Class D, 3.00%, 5/15/2051 (c)	250,000	190,557
Series 2018-C44, Class A5, 4.21%, 5/15/2051	1,000,000	993,454
Series 2018-C44, Class AS, 4.46%, 5/15/2051	1,000,000	989,200
Series 2018-C45, Class D, 3.00%, 6/15/2051 (c)	2,750,000	2,335,994
Series 2018-C46, Class D, 3.00%, 8/15/2051 (c)	1,500,000	1,240,644
Series 2022-C62, Class C, 4.48%, 4/15/2055 (b)	100,000	86,893
Series 2024-5C1, Class A3, 5.93%, 7/15/2057	1,800,000	1,890,354
Series 2015-NXS2, Class B, 4.11%, 7/15/2058 (b)	3,500,000	3,343,524
WFRBS Commercial Mortgage Trust
Series 2014-C21, Class D, 3.50%, 8/15/2047 (c)	4,250,000	3,368,210
Series 2014-C21, Class C, 4.23%, 8/15/2047 (b)	2,150,000	2,037,168
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2014-C22, Class C, 3.76%, 9/15/2057 (b)	420,000	352,808
Series 2014-C22, Class B, 4.37%, 9/15/2057 (b)	100,000	91,002
WHARF Commercial Mortgage Trust Series 2025-DC, Class A, 5.53%, 7/15/2040 (b) (c)	1,776,000	1,825,158
Total Commercial Mortgage-Backed Securities (Cost $964,058,492)		980,782,363
Corporate Bonds — 15.8%
Aerospace & Defense — 0.2%
ATI, Inc.
5.88%, 12/1/2027	375,000	374,458
4.88%, 10/1/2029	25,000	24,491
7.25%, 8/15/2030	330,000	347,623
Axon Enterprise, Inc. 6.13%, 3/15/2030 (c)	361,000	370,899
Bombardier, Inc. (Canada)
7.88%, 4/15/2027 (c)	81,000	81,498
8.75%, 11/15/2030 (c)	1,090,000	1,174,679
7.25%, 7/1/2031 (c)	651,000	686,341
7.00%, 6/1/2032 (c)	535,000	558,633
6.75%, 6/15/2033 (c)	481,000	500,173
BWX Technologies, Inc. 4.13%, 6/30/2028 (c)	750,000	732,680
Goat Holdco LLC 6.75%, 2/1/2032 (c)	218,000	221,782
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (c)	827,000	874,650
TransDigm, Inc.
6.38%, 3/1/2029 (c)	4,289,000	4,391,220
6.63%, 3/1/2032 (c)	1,321,000	1,360,226
6.25%, 1/31/2034 (c)	240,000	246,252
		11,945,605
Automobile Components — 0.4%
Adient Global Holdings Ltd.
7.00%, 4/15/2028 (c)	345,000	354,818
8.25%, 4/15/2031 (c)	310,000	326,445
7.50%, 2/15/2033 (c)	554,000	576,903
Allison Transmission, Inc.
4.75%, 10/1/2027 (c)	165,000	163,581
5.88%, 6/1/2029 (c)	2,070,000	2,086,131
3.75%, 1/30/2031 (c)	1,925,000	1,776,649
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	218,000	219,018
6.88%, 7/1/2028	1,200,000	1,200,481
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	97

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Automobile Components — continued
5.00%, 10/1/2029	860,000	811,791
Clarios Global LP
8.50%, 5/15/2027 (c)	1,715,000	1,722,215
6.75%, 5/15/2028 (c)	380,000	388,482
6.75%, 2/15/2030 (c)	636,000	659,036
Cooper-Standard Automotive, Inc. 13.50% (Cash), 3/31/2027 (c) (e)	719,853	753,967
Dana, Inc.
5.38%, 11/15/2027	415,000	414,340
5.63%, 6/15/2028	610,000	609,657
4.25%, 9/1/2030	335,000	331,211
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (c)	80,000	69,430
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	4,394,000	4,260,339
6.63%, 7/15/2030	290,000	295,028
5.25%, 7/15/2031	335,000	318,128
Icahn Enterprises LP 6.25%, 5/15/2026	748,000	746,759
IHO Verwaltungs GmbH (Germany)
7.75% (Cash), 11/15/2030 (c) (e)	976,000	1,014,851
8.00% (Cash), 11/15/2032 (c) (e)	200,000	208,816
ZF North America Capital, Inc. (Germany) 6.75%, 4/23/2030 (c)	1,153,000	1,124,290
		20,432,366
Banks — 0.9%
Banco Bilbao Vizcaya Argentaria SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (f) (g) (h) (i)	1,335,000	1,475,593
Banco del Estado de Chile (Chile) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 7.95%, 5/2/2029 (f) (g) (h) (i) (j)	400,000	426,096
Banco Mercantil del Norte SA (Mexico)
(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%, 6/27/2029 (f) (g) (h) (i) (j)	2,200,000	2,230,470
(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.30%), 8.75%, 5/20/2035 (f) (g) (h) (i) (j)	800,000	838,000
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (f) (g) (h) (i)	800,000	885,583
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.54%, 3/14/2030 (i)	1,400,000	1,453,225
Bank of America Corp.
(3-MONTH CME TERM SOFR + 1.32%), 3.56%, 4/23/2027 (i)	4,185,000	4,164,159
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.35%), 6.25%, 7/26/2030 (g) (h) (i)	5,565,000	5,569,968
Bank of Nova Scotia (The) (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.39%), 8.63%, 10/27/2082 (f) (i)	600,000	635,470
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033 (f) (i) (j)	1,100,000	1,072,500
BNP Paribas SA (France)
(SOFR + 1.59%), 5.50%, 5/20/2030 (c) (i)	580,000	598,872
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.54%), 7.38%, 9/10/2034 (c) (f) (g) (h) (i)	650,000	668,172
BPCE SA (France)
(SOFR + 2.10%), 5.98%, 1/18/2027 (c) (i)	4,678,000	4,701,195
5.13%, 1/18/2028 (c)	725,000	739,340
Citigroup, Inc.
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (g) (h) (i)	100,000	98,833
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (g) (h) (i)	3,990,000	4,085,018
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (g) (h) (i)	1,580,000	1,592,804
HSBC Holdings plc (United Kingdom)
(SOFR + 3.35%), 7.39%, 11/3/2028 (i)	290,000	308,227
(SOFR + 1.46%), 5.55%, 3/4/2030 (i)	1,410,000	1,464,112
SEE NOTES TO FINANCIAL STATEMENTS.

98	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (f) (g) (h) (i)	200,000	185,470
NatWest Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (f) (g) (h) (i)	1,710,000	1,893,372
Nordea Bank Abp (Finland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%, 3/26/2026 (c) (f) (g) (h) (i)	200,000	201,151
Santander UK Group Holdings plc (United Kingdom) (SOFR + 2.60%), 6.53%, 1/10/2029 (i)	720,000	754,217
Societe Generale SA (France) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (c) (i)	315,000	316,949
TC Ziraat Bankasi A/S (Turkey) 7.25%, 2/4/2030 (c)	1,326,000	1,359,150
Toronto-Dominion Bank (The) (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.08%), 8.13%, 10/31/2082 (f) (i)	950,000	1,000,484
Wells Fargo & Co.
Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (g) (h) (i)	162,000	160,442
(SOFR + 1.07%), 5.71%, 4/22/2028 (i)	4,620,000	4,725,233
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (g) (h) (i)	370,000	387,615
		43,991,720
Biotechnology — 0.0% ^
Grifols SA (Spain) 4.75%, 10/15/2028 (c)	400,000	387,607
Broadline Retail — 0.0% ^
Nordstrom, Inc. 4.25%, 8/1/2031	255,000	224,629
SGUS LLC 11.00%, 12/15/2029 (c)	171,644	150,872
Shutterfly Finance LLC
8.50%, 10/1/2027 (c)	205,391	192,554
9.75%, 10/1/2027 (c)	22,913	23,142
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Broadline Retail — continued
Wayfair LLC
7.25%, 10/31/2029 (c)	340,000	346,674
7.75%, 9/15/2030 (c)	848,000	876,115
		1,813,986
Building Products — 0.4%
Builders FirstSource, Inc.
5.00%, 3/1/2030 (c)	545,000	539,001
6.38%, 6/15/2032 (c)	1,675,000	1,727,287
6.38%, 3/1/2034 (c)	495,000	509,816
6.75%, 5/15/2035 (c)	391,000	407,756
EMRLD Borrower LP 6.63%, 12/15/2030 (c)	3,464,000	3,557,618
Griffon Corp. 5.75%, 3/1/2028	85,000	84,877
JELD-WEN, Inc. 4.88%, 12/15/2027 (c)	200,000	196,771
JH North America Holdings, Inc.
5.88%, 1/31/2031 (c)	289,000	292,155
6.13%, 7/31/2032 (c)	432,000	438,469
Masterbrand, Inc. 7.00%, 7/15/2032 (c)	1,450,000	1,502,059
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (c)	755,000	778,302
MIWD Holdco II LLC 5.50%, 2/1/2030 (c)	295,000	289,996
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (c)	2,566,000	2,646,447
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (c)	1,415,000	1,509,468
Standard Building Solutions, Inc. 6.25%, 8/1/2033 (c)	909,000	927,735
Standard Industries, Inc.
4.75%, 1/15/2028 (c)	5,060,000	5,012,869
4.38%, 7/15/2030 (c)	910,000	872,035
		21,292,661
Capital Markets — 0.2%
Coinbase Global, Inc. 3.38%, 10/1/2028 (c)	65,000	61,677
Deutsche Bank AG (Germany) (SOFR + 1.70%), 5.00%, 9/11/2030 (i)	4,300,000	4,369,570
Goldman Sachs Group, Inc. (The)
Series R, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 7.56%, 2/10/2026 (g) (h) (i)	95,000	95,851
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 7.50%, 2/10/2029 (g) (h) (i)	390,000	413,545
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	99

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (g) (h) (i)	1,225,000	1,285,925
Series Y, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 2.40%), 6.13%, 11/10/2034 (g) (h) (i)	950,000	951,606
Nasdaq, Inc. 5.35%, 6/28/2028	1,022,000	1,054,476
State Street Corp. Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (g) (h) (i)	1,130,000	1,169,520
Turkiye Varlik Fonu Yonetimi A/S (Turkey) 8.25%, 2/14/2029 (j)	300,000	316,875
		9,719,045
Chemicals — 0.6%
Axalta Coating Systems LLC
4.75%, 6/15/2027 (c)	850,000	846,132
3.38%, 2/15/2029 (c)	2,725,000	2,574,253
Braskem Netherlands Finance BV (Brazil)
4.50%, 1/31/2030 (j)	900,000	631,125
7.25%, 2/13/2033 (c)	800,000	569,360
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 8.22%), 8.50%, 1/23/2081 (i) (j)	400,000	298,000
Celanese US Holdings LLC 1.40%, 8/5/2026	240,000	230,814
Chemours Co. (The)
5.75%, 11/15/2028 (c)	2,340,000	2,253,216
4.63%, 11/15/2029 (c)	610,000	544,697
Element Solutions, Inc. 3.88%, 9/1/2028 (c)	715,000	693,083
INEOS Finance plc (Luxembourg)
6.75%, 5/15/2028 (c)	750,000	736,901
7.50%, 4/15/2029 (c)	1,575,000	1,578,641
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (c)	200,000	200,465
NOVA Chemicals Corp. (Canada)
5.25%, 6/1/2027 (c)	3,945,000	3,954,957
8.50%, 11/15/2028 (c)	710,000	743,754
4.25%, 5/15/2029 (c)	155,000	148,803
9.00%, 2/15/2030 (c)	481,000	516,654
OCP SA (Morocco)
6.70%, 3/1/2036 (c)	260,000	268,694
5.13%, 6/23/2051 (j)	800,000	630,288
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Chemicals — continued
7.50%, 5/2/2054 (c)	1,500,000	1,549,935
Qnity Electronics, Inc.
5.75%, 8/15/2032 (c)	752,000	764,468
6.25%, 8/15/2033 (c)	360,000	372,140
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	520,000	519,181
4.50%, 10/15/2029	3,960,000	3,824,953
4.00%, 4/1/2031	400,000	368,023
Trinseo Luxco Finance SPV Sarl 7.63% (Blend (Cash 5.13% + PIK 2.50%)), 5/3/2029 (c) (e)	189,701	66,171
WR Grace Holdings LLC
4.88%, 6/15/2027 (c)	1,725,000	1,711,121
5.63%, 8/15/2029 (c)	2,625,000	2,456,031
6.63%, 8/15/2032 (c)	891,000	888,505
		29,940,365
Commercial Services & Supplies — 0.5%
ACCO Brands Corp. 4.25%, 3/15/2029 (c)	1,305,000	1,170,599
ADT Security Corp. (The)
4.13%, 8/1/2029 (c)	1,620,000	1,565,985
4.88%, 7/15/2032 (c)	180,000	173,206
Aramark Services, Inc. 5.00%, 2/1/2028 (c)	2,590,000	2,570,972
Brink's Co. (The) 4.63%, 10/15/2027 (c)	530,000	525,438
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (c)	3,110,000	3,000,476
CoreCivic, Inc. 8.25%, 4/15/2029	635,000	672,064
Garda World Security Corp. (Canada)
4.63%, 2/15/2027 (c)	460,000	456,709
8.38%, 11/15/2032 (c)	427,000	445,353
GFL Environmental, Inc.
4.00%, 8/1/2028 (c)	2,000,000	1,949,959
4.38%, 8/15/2029 (c)	370,000	359,884
6.75%, 1/15/2031 (c)	1,683,000	1,756,938
Madison IAQ LLC
4.13%, 6/30/2028 (c)	3,885,000	3,776,887
5.88%, 6/30/2029 (c)	410,000	405,918
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (c)	218,000	218,914
3.38%, 8/31/2027 (c)	2,520,000	2,441,257
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (c)	636,000	647,903
SEE NOTES TO FINANCIAL STATEMENTS.

100	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Commercial Services & Supplies — continued
Williams Scotsman, Inc.
6.63%, 4/15/2030 (c)	264,000	273,260
7.38%, 10/1/2031 (c)	330,000	345,174
		22,756,896
Communications Equipment — 0.1%
Ciena Corp. 4.00%, 1/31/2030 (c)	150,000	142,391
CommScope LLC
8.25%, 3/1/2027 (c)	455,000	460,458
4.75%, 9/1/2029 (c)	1,815,000	1,793,220
		2,396,069
Construction & Engineering — 0.0% ^
AECOM 6.00%, 8/1/2033 (c)	692,000	706,293
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (j)	406,962	325,785
Dycom Industries, Inc. 4.50%, 4/15/2029 (c)	90,000	87,795
Pike Corp. 8.63%, 1/31/2031 (c)	275,000	294,282
Weekley Homes LLC 4.88%, 9/15/2028 (c)	150,000	146,041
		1,560,196
Construction Materials — 0.0% ^
Cemex SAB de CV (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.52%), 7.20%, 6/10/2030 (c) (g) (h) (i)	409,000	421,148
Knife River Corp. 7.75%, 5/1/2031 (c)	900,000	943,927
		1,365,075
Consumer Finance — 0.4%
AerCap Ireland Capital DAC (Ireland)
6.10%, 1/15/2027	335,000	342,326
3.00%, 10/29/2028	810,000	779,321
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.95%, 3/10/2055 (i)	460,000	481,615
Avolon Holdings Funding Ltd. (Ireland)
6.38%, 5/4/2028 (c)	365,000	381,753
5.75%, 3/1/2029 (c)	2,060,000	2,131,811
Ford Motor Credit Co. LLC
4.39%, 1/8/2026	600,000	599,003
6.95%, 6/10/2026	200,000	202,610
4.54%, 8/1/2026	200,000	199,340
4.27%, 1/9/2027	525,000	519,879
4.13%, 8/17/2027	4,005,000	3,928,383
6.80%, 11/7/2028	1,500,000	1,561,160
7.20%, 6/10/2030	700,000	743,688
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Consumer Finance — continued
6.05%, 3/5/2031	3,080,000	3,129,145
OneMain Finance Corp.
7.13%, 3/15/2026	485,000	490,344
3.88%, 9/15/2028	1,615,000	1,548,137
		17,038,515
Consumer Staples Distribution & Retail — 0.3%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (c)	3,985,000	3,960,740
5.88%, 2/15/2028 (c)	2,565,000	2,564,212
3.50%, 3/15/2029 (c)	1,325,000	1,259,762
4.88%, 2/15/2030 (c)	710,000	699,238
Performance Food Group, Inc.
5.50%, 10/15/2027 (c)	2,215,000	2,211,989
4.25%, 8/1/2029 (c)	1,925,000	1,864,120
Rite Aid Corp.
7.50%, 7/1/2025 ‡ (k)	248,000	—
8.00%, 11/15/2026 ‡ (k)	121,000	—
(3-MONTH CME TERM SOFR + 7.00%), 11.32%, 8/30/2031 ‡ (c) (i) (k)	38,580	—
Series B, 15.00%, 8/30/2031 ‡ (k)	52,563	—
Series A, 15.00%, 8/30/2031 ‡ (k)	112,025	—
Rite Aid Corp., Escrow 8.00%, 10/18/2025 ‡	104,124	—
US Foods, Inc.
6.88%, 9/15/2028 (c)	310,000	319,395
4.75%, 2/15/2029 (c)	2,034,000	2,003,470
4.63%, 6/1/2030 (c)	516,000	503,231
		15,386,157
Containers & Packaging — 0.2%
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (c)	1,420,000	1,349,000
5.25%, 8/15/2027 (c)	1,225,000	539,735
Clydesdale Acquisition Holdings, Inc. 6.75%, 4/15/2032 (c)	1,317,000	1,353,172
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2027 (c)	3,835,000	3,880,648
9.25%, 4/15/2027 (c)	340,000	338,441
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (c)	815,000	814,363
TriMas Corp. 4.13%, 4/15/2029 (c)	65,000	62,551
		8,337,910
Distributors — 0.0% ^
RB Global Holdings, Inc. (Canada) 6.75%, 3/15/2028 (c)	520,000	532,235
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	101

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Consumer Services — 0.1%
Service Corp. International 3.38%, 8/15/2030	3,150,000	2,910,648
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (c)	659,000	697,231
		3,607,879
Diversified Telecommunication Services — 0.8%
Altice France SA (France)
8.13%, 2/1/2027 (c)	400,000	370,314
5.13%, 7/15/2029 (c)	250,000	213,750
5.50%, 10/15/2029 (c)	400,000	343,000
CCO Holdings LLC
5.38%, 6/1/2029 (c)	5,465,000	5,422,559
6.38%, 9/1/2029 (c)	2,125,000	2,157,376
4.75%, 3/1/2030 (c)	10,941,000	10,515,045
4.50%, 8/15/2030 (c)	9,222,000	8,729,183
4.25%, 2/1/2031 (c)	3,699,000	3,412,012
4.50%, 5/1/2032	875,000	800,149
Fibercop SpA (Italy) 6.00%, 9/30/2034 (c)	200,000	189,261
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (c)	1,550,000	1,549,557
5.00%, 5/1/2028 (c)	1,265,000	1,261,714
GCI LLC 4.75%, 10/15/2028 (c)	1,453,000	1,415,055
Level 3 Financing, Inc.
4.88%, 6/15/2029 (c)	460,000	428,950
4.50%, 4/1/2030 (c)	413,888	371,464
6.88%, 6/30/2033 (c)	771,000	777,920
7.00%, 3/31/2034 (c)	793,750	799,141
Lumen Technologies, Inc.
4.13%, 4/15/2029 (c)	835,788	819,072
4.13%, 4/15/2030 (c)	891,504	873,675
10.00%, 10/15/2032 (c)	500,000	506,449
		40,955,646
Electric Utilities — 0.5%
Centrais Eletricas Brasileiras SA (Brazil) 6.50%, 1/11/2035 (c)	890,000	896,395
Comision Ejecutiva Hidroelectrica del Rio Lempa (El Salvador) 8.65%, 1/24/2033 (c)	729,000	745,687
Edison International Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.90%), 5.00%, 12/15/2026 (g) (h) (i)	4,390,000	3,924,874
Emera, Inc. (Canada) Series 16-A, (3-MONTH SOFR + 5.44%), 6.75%, 6/15/2076 (i)	930,000	935,839
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electric Utilities — continued
Energuate Trust (Guatemala) 5.88%, 5/3/2027 (j)	200,000	199,502
EnfraGen Energia Sur SA (Colombia) 5.38%, 12/30/2030 (j)	600,000	550,500
Entergy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (i)	690,000	718,603
Eskom Holdings (South Africa) 8.45%, 8/10/2028 (j)	1,700,000	1,804,652
Instituto Costarricense de Electricidad (Costa Rica)
6.75%, 10/7/2031 (c)	1,000,000	1,044,690
6.38%, 5/15/2043 (j)	700,000	648,711
NextEra Energy Capital Holdings, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.36%), 6.70%, 9/1/2054 (i)	680,000	698,503
NRG Energy, Inc.
5.75%, 1/15/2028	4,275,000	4,288,543
5.25%, 6/15/2029 (c)	330,000	329,021
3.63%, 2/15/2031 (c)	1,090,000	1,005,427
6.00%, 2/1/2033 (c)	631,000	639,495
Tierra Mojada Luxembourg II SARL (Mexico) 5.75%, 12/1/2040 (j)	1,267,917	1,215,774
Trinidad Generation UnLtd. (Trinidad And Tobago) 7.75%, 6/16/2033 (c)	596,000	625,019
Vistra Operations Co. LLC
5.63%, 2/15/2027 (c)	1,535,000	1,535,622
5.00%, 7/31/2027 (c)	3,323,000	3,314,027
7.75%, 10/15/2031 (c)	345,000	366,556
6.88%, 4/15/2032 (c)	640,000	671,684
		26,159,124
Electrical Equipment — 0.0% ^
Regal Rexnord Corp. 6.40%, 4/15/2033	97,000	103,197
Electronic Equipment, Instruments & Components — 0.2%
Coherent Corp. 5.00%, 12/15/2029 (c)	2,612,000	2,566,954
Sensata Technologies, Inc.
3.75%, 2/15/2031 (c)	4,790,000	4,402,635
6.63%, 7/15/2032 (c)	600,000	619,705
		7,589,294
Energy Equipment & Services — 0.1%
Archrock Partners LP
6.88%, 4/1/2027 (c)	176,000	176,160
6.63%, 9/1/2032 (c)	559,000	573,024
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (c)	300,000	318,205
SEE NOTES TO FINANCIAL STATEMENTS.

102	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Energy Equipment & Services — continued
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (j)	307,316	296,176
Nabors Industries, Inc. 7.38%, 5/15/2027 (c)	224,000	227,733
Precision Drilling Corp. (Canada)
7.13%, 1/15/2026 (c)	106,000	105,953
6.88%, 1/15/2029 (c)	225,000	226,911
Transocean, Inc.
8.25%, 5/15/2029 (c)	471,000	455,618
8.75%, 2/15/2030 (c)	273,750	289,815
Yinson Boronia Production BV (Brazil) 8.95%, 7/31/2042 (c)	1,402,959	1,530,733
		4,200,328
Entertainment — 0.2%
Cinemark USA, Inc. 7.00%, 8/1/2032 (c)	327,000	338,801
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (c)	175,000	175,000
6.50%, 5/15/2027 (c)	2,870,000	2,900,103
4.75%, 10/15/2027 (c)	5,360,000	5,315,372
3.75%, 1/15/2028 (c)	210,000	204,250
Warnermedia Holdings, Inc.
3.76%, 3/15/2027	228,000	224,580
4.28%, 3/15/2032	680,000	586,840
		9,744,946
Financial Services — 0.5%
Block, Inc.
5.63%, 8/15/2030 (c)	1,872,000	1,913,561
3.50%, 6/1/2031	760,000	702,092
6.50%, 5/15/2032	1,526,000	1,581,133
6.00%, 8/15/2033 (c)	231,000	237,156
CFIN 2022-RTL1 Issuer LLC
Class A, 0.00%, 8/17/2027 ‡	1,349,787	1,349,787
Class B, 0.00%, 8/17/2027 ‡	2,137,531	2,137,531
Commercial Credit, Inc. Series QIB, 8.75%, 8/30/2030 (c)	4,000,000	4,009,624
Corebridge Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 6.88%, 12/15/2052 (i)	500,000	517,075
Nationstar Mortgage Holdings, Inc. 5.50%, 8/15/2028 (c)	810,000	808,370
NCR Atleos Corp. 9.50%, 4/1/2029 (c)	1,789,000	1,939,852
Rocket Cos., Inc.
6.13%, 8/1/2030 (c)	945,000	972,358
6.38%, 8/1/2033 (c)	503,000	521,976
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Financial Services — continued
Rocket Mortgage LLC
2.88%, 10/15/2026 (c)	565,000	553,055
3.63%, 3/1/2029 (c)	2,583,000	2,462,529
Shift4 Payments LLC 6.75%, 8/15/2032 (c)	1,547,000	1,604,030
STReAM 2008 BV (Netherlands) 0.00%, 2/15/2030 ‡	1,194,227	1,194,227
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	1,194,146	1,194,146
		23,698,502
Food Products — 0.2%
Grupo Nutresa SA (Colombia) 9.00%, 5/12/2035 (c)	1,500,000	1,659,900
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (c)	3,000,000	2,876,256
Minerva Luxembourg SA (Brazil) 8.88%, 9/13/2033 (c)	500,000	549,500
Post Holdings, Inc.
5.50%, 12/15/2029 (c)	392,000	390,783
4.63%, 4/15/2030 (c)	3,780,000	3,645,368
6.25%, 2/15/2032 (c)	1,126,000	1,156,702
		10,278,509
Gas Utilities — 0.0% ^
AmeriGas Partners LP
9.38%, 6/1/2028 (c)	447,000	461,296
9.50%, 6/1/2030 (c)	449,000	470,342
Superior Plus LP (Canada) 4.50%, 3/15/2029 (c)	150,000	144,124
		1,075,762
Ground Transportation — 0.3%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (c)	367,000	365,473
4.75%, 4/1/2028 (c)	2,815,000	2,727,087
8.00%, 2/15/2031 (c)	1,455,000	1,501,255
8.38%, 6/15/2032 (c)	635,000	662,799
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (c)	2,794,000	2,959,114
8.63%, 5/15/2032 (c)	270,000	290,820
First Student Bidco, Inc. 4.00%, 7/31/2029 (c)	180,000	170,648
Hertz Corp. (The)
4.63%, 12/1/2026 (c)	170,000	157,578
12.63%, 7/15/2029 (c)	1,369,000	1,422,670
5.00%, 12/1/2029 (c)	2,680,000	1,929,941
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	103

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Ground Transportation — continued
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (c)	105,000	102,434
RXO, Inc. 7.50%, 11/15/2027 (c)	350,000	356,825
Transnet (South Africa)
8.25%, 2/6/2028 (c)	1,200,000	1,257,450
8.25%, 2/6/2028 (j)	800,000	838,300
Uber Technologies, Inc. 7.50%, 9/15/2027 (c)	1,007,000	1,006,804
XPO, Inc. 6.25%, 6/1/2028 (c)	425,000	432,381
		16,181,579
Health Care Equipment & Supplies — 0.3%
Avantor Funding, Inc. 4.63%, 7/15/2028 (c)	4,880,000	4,802,833
Hologic, Inc.
4.63%, 2/1/2028 (c)	220,000	217,856
3.25%, 2/15/2029 (c)	1,869,000	1,785,579
Medline Borrower LP
3.88%, 4/1/2029 (c)	4,685,000	4,498,756
6.25%, 4/1/2029 (c)	468,000	480,774
5.25%, 10/1/2029 (c)	2,025,000	2,005,313
		13,791,111
Health Care Providers & Services — 0.5%
180 Medical, Inc. (United Kingdom) 3.88%, 10/15/2029 (c)	200,000	191,828
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (c)	540,000	537,277
Community Health Systems, Inc.
6.00%, 1/15/2029 (c)	1,115,000	1,074,915
5.25%, 5/15/2030 (c)	965,000	864,954
4.75%, 2/15/2031 (c)	420,000	358,006
10.88%, 1/15/2032 (c)	555,000	587,318
DaVita, Inc.
4.63%, 6/1/2030 (c)	425,000	409,158
3.75%, 2/15/2031 (c)	1,525,000	1,391,568
Encompass Health Corp.
4.50%, 2/1/2028	1,565,000	1,550,004
4.75%, 2/1/2030	1,620,000	1,597,061
4.63%, 4/1/2031	645,000	625,356
Owens & Minor, Inc. 4.50%, 3/31/2029 (c)	880,000	747,405
Radiology Partners, Inc. 8.50%, 7/15/2032 (c)	1,442,000	1,472,080
Tenet Healthcare Corp.
6.25%, 2/1/2027	467,000	467,273
5.13%, 11/1/2027	6,520,000	6,501,061
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Health Care Providers & Services — continued
4.63%, 6/15/2028	5,135,000	5,076,726
6.13%, 6/15/2030	718,000	728,990
6.75%, 5/15/2031	1,099,000	1,142,256
		25,323,236
Health Care Technology — 0.1%
IQVIA, Inc.
5.00%, 10/15/2026 (c)	500,000	499,541
5.00%, 5/15/2027 (c)	2,560,000	2,549,672
6.25%, 6/1/2032 (c)	1,381,000	1,423,558
		4,472,771
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP
4.75%, 10/15/2027	4,250,000	4,239,163
7.25%, 7/15/2028 (c)	775,000	797,663
4.50%, 2/15/2029 (c)	230,000	224,763
6.50%, 4/1/2032 (c)	820,000	842,799
6.50%, 6/15/2033 (c)	393,000	405,917
		6,510,305
Hotels, Restaurants & Leisure — 0.8%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (c)	1,575,000	1,533,056
4.00%, 10/15/2030 (c)	745,000	696,589
Boyne USA, Inc. 4.75%, 5/15/2029 (c)	375,000	368,154
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (c)	385,000	367,114
7.00%, 2/15/2030 (c)	2,045,000	2,114,771
6.50%, 2/15/2032 (c)	1,486,000	1,523,423
Carnival Corp.
6.00%, 5/1/2029 (c)	2,300,000	2,329,824
5.75%, 8/1/2032 (c)	1,538,000	1,563,377
6.13%, 2/15/2033 (c)	3,441,000	3,533,577
Hilton Domestic Operating Co., Inc.
5.75%, 5/1/2028 (c)	320,000	320,588
3.75%, 5/1/2029 (c)	1,675,000	1,606,394
5.88%, 3/15/2033 (c)	1,324,000	1,351,186
5.75%, 9/15/2033 (c)	978,000	986,068
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	1,765,000	1,760,312
MGM Resorts International
4.63%, 9/1/2026	320,000	317,889
5.50%, 4/15/2027	215,000	216,225
6.13%, 9/15/2029	914,000	933,522
6.50%, 4/15/2032	870,000	892,838
SEE NOTES TO FINANCIAL STATEMENTS.

104	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (c)	695,000	706,105
6.25%, 3/15/2032 (c)	2,022,000	2,086,866
6.00%, 2/1/2033 (c)	560,000	574,544
Six Flags Entertainment Corp.
5.50%, 4/15/2027 (c)	1,505,000	1,500,995
5.25%, 7/15/2029	1,120,000	1,084,412
6.63%, 5/1/2032 (c)	1,079,000	1,096,535
Station Casinos LLC 4.50%, 2/15/2028 (c)	1,620,000	1,596,722
Studio City Finance Ltd. (Macau) 5.00%, 1/15/2029 (j)	200,000	189,500
Vail Resorts, Inc. 6.50%, 5/15/2032 (c)	1,258,000	1,303,024
Viking Cruises Ltd. 5.88%, 9/15/2027 (c)	1,000,000	998,671
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (c)	5,395,000	5,384,692
6.25%, 3/15/2033 (c)	556,000	562,840
		39,499,813
Household Durables — 0.2%
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (c)	813,000	619,360
Newell Brands, Inc.
8.50%, 6/1/2028 (c)	567,000	598,596
6.38%, 5/15/2030	1,365,000	1,346,203
6.63%, 5/15/2032	742,000	724,295
6.87%, 4/1/2036 (d)	250,000	244,293
Somnigroup International, Inc. 4.00%, 4/15/2029 (c)	4,560,000	4,383,173
		7,915,920
Household Products — 0.1%
Central Garden & Pet Co.
5.13%, 2/1/2028	610,000	607,264
4.13%, 10/15/2030	890,000	841,800
Energizer Holdings, Inc.
4.75%, 6/15/2028 (c)	1,242,000	1,221,292
4.38%, 3/31/2029 (c)	1,417,000	1,356,562
Spectrum Brands, Inc. 3.88%, 3/15/2031 (c)	129,000	103,200
		4,130,118
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp. 4.63%, 2/1/2029 (c)	1,240,000	1,225,144
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Mexico) 7.25%, 1/31/2041 (c)	877,589	901,925
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Independent Power and Renewable Electricity Producers — continued
Saavi Energia SARL (Mexico) 8.88%, 2/10/2035 (c)	1,763,000	1,873,734
Termocandelaria Power SA (Colombia) 7.75%, 9/17/2031 (c)	650,000	669,500
		4,670,303
Insurance — 0.0% ^
Prudential Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.00%, 9/1/2052 (i)	690,000	711,949
Interactive Media & Services — 0.0% ^
Snap, Inc. 6.88%, 3/1/2033 (c)	738,000	745,671
IT Services — 0.1%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (c)	250,000	250,569
CoreWeave, Inc.
9.25%, 6/1/2030 (c)	1,116,000	1,120,001
9.00%, 2/1/2031 (c)	1,123,000	1,111,766
Identity Digital Ltd. (Ireland) 6.79%, 3/20/2065 ‡	2,500,000	2,543,750
		5,026,086
Leisure Products — 0.0% ^
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (c)	700,000	730,366
Machinery — 0.1%
ATS Corp. (Canada) 4.13%, 12/15/2028 (c)	150,000	143,493
Chart Industries, Inc. 7.50%, 1/1/2030 (c)	1,790,000	1,876,079
Enpro, Inc. 6.13%, 6/1/2033 (c)	212,000	216,328
Esab Corp. 6.25%, 4/15/2029 (c)	330,000	339,311
Hillenbrand, Inc. 3.75%, 3/1/2031	150,000	137,914
Terex Corp.
5.00%, 5/15/2029 (c)	920,000	904,937
6.25%, 10/15/2032 (c)	605,000	612,437
Trinity Industries, Inc. 7.75%, 7/15/2028 (c)	150,000	155,113
Wabash National Corp. 4.50%, 10/15/2028 (c)	150,000	137,667
		4,523,279
Marine Transportation — 0.1%
MV24 Capital BV (Brazil) 6.75%, 6/1/2034 (j)	878,784	861,296
Yinson Bergenia Production BV (Brazil) 8.50%, 1/31/2045 (c)	1,321,000	1,384,408
		2,245,704
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	105

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — 1.4%
Charter Communications Operating LLC
2.25%, 1/15/2029	1,545,000	1,437,447
6.10%, 6/1/2029	1,790,000	1,881,523
2.80%, 4/1/2031	2,500,000	2,249,526
6.65%, 2/1/2034	50,000	53,333
5.38%, 4/1/2038	100,000	93,722
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/2028 (c)	897,000	872,408
7.13%, 2/15/2031 (c)	2,524,000	2,563,824
7.50%, 3/15/2033 (c)	1,058,000	1,076,888
CSC Holdings LLC
5.38%, 2/1/2028 (c)	300,000	275,318
6.50%, 2/1/2029 (c)	3,060,000	2,411,703
Directv Financing LLC 5.88%, 8/15/2027 (c)	1,550,000	1,542,249
DISH DBS Corp.
7.75%, 7/1/2026	2,335,000	2,270,787
5.25%, 12/1/2026 (c)	2,679,000	2,598,731
DISH Network Corp. 11.75%, 11/15/2027 (c)	4,608,000	4,871,893
EchoStar Corp.
10.75%, 11/30/2029	2,290,000	2,464,612
6.75% (PIK), 11/30/2030 (e)	1,052,681	1,019,990
Gray Media, Inc.
10.50%, 7/15/2029 (c)	2,719,000	2,959,498
4.75%, 10/15/2030 (c)	1,719,000	1,290,213
5.38%, 11/15/2031 (c)	1,908,000	1,406,718
7.25%, 8/15/2033 (c)	1,189,000	1,171,361
iHeartCommunications, Inc.
9.13%, 5/1/2029 (c)	1,848,000	1,583,342
7.75%, 8/15/2030 (c)	3,201,050	2,539,891
Lamar Media Corp. 4.88%, 1/15/2029	545,000	537,655
Midcontinent Communications 8.00%, 8/15/2032 (c)	418,000	435,472
Nexstar Media, Inc.
5.63%, 7/15/2027 (c)	5,060,000	5,054,514
4.75%, 11/1/2028 (c)	745,000	731,303
Outfront Media Capital LLC 4.25%, 1/15/2029 (c)	1,900,000	1,826,070
Sinclair Television Group, Inc. 8.13%, 2/15/2033 (c)	1,145,000	1,173,053
Sirius XM Radio LLC
5.00%, 8/1/2027 (c)	2,145,000	2,135,319
4.00%, 7/15/2028 (c)	3,705,000	3,575,634
5.50%, 7/1/2029 (c)	3,235,000	3,230,382
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Media — continued
Stagwell Global LLC 5.63%, 8/15/2029 (c)	1,995,000	1,924,204
TEGNA, Inc. 5.00%, 9/15/2029	2,555,000	2,557,652
Univision Communications, Inc.
8.00%, 8/15/2028 (c)	2,835,000	2,942,523
7.38%, 6/30/2030 (c)	470,000	472,566
9.38%, 8/1/2032 (c)	382,000	402,281
VZ Secured Financing BV (Netherlands) 5.00%, 1/15/2032 (c)	200,000	177,600
		65,811,205
Metals & Mining — 0.2%
Alcoa Nederland Holding BV 7.13%, 3/15/2031 (c)	1,365,000	1,439,696
Alumina Pty. Ltd.
6.13%, 3/15/2030 (c)	640,000	650,323
6.38%, 9/15/2032 (c)	285,000	290,644
Big River Steel LLC 6.63%, 1/31/2029 (c)	55,000	55,089
Cleveland-Cliffs, Inc.
5.88%, 6/1/2027	1,235,000	1,233,503
7.50%, 9/15/2031 (c)	429,000	434,894
7.00%, 3/15/2032 (c)	362,000	359,881
Compass Minerals International, Inc. 8.00%, 7/1/2030 (c)	285,000	298,106
CSN Inova Ventures (Brazil) 6.75%, 1/28/2028 (j)	900,000	865,350
CSN Resources SA (Brazil) 4.63%, 6/10/2031 (c)	1,600,000	1,289,622
Novelis Corp.
4.75%, 1/30/2030 (c)	3,049,000	2,932,115
6.88%, 1/30/2030 (c)	263,000	272,892
3.88%, 8/15/2031 (c)	781,000	708,286
6.38%, 8/15/2033 (c)	342,000	345,513
WE Soda Investments Holding plc (Turkey) 9.50%, 10/6/2028 (j)	600,000	628,687
		11,804,601
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
ReadyCap Holdings LLC Series QIB, 9.38%, 3/1/2028 (c)	5,000,000	4,958,828
Multi-Utilities — 0.1%
Dominion Energy, Inc.
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (i)	2,880,000	3,010,415
SEE NOTES TO FINANCIAL STATEMENTS.

106	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Multi-Utilities — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.26%), 6.00%, 2/15/2056 (i)	800,000	807,774
NiSource, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (i)	1,590,000	1,653,265
		5,471,454
Oil, Gas & Consumable Fuels — 2.6%
AI Candelaria Spain SA (Colombia) 5.75%, 6/15/2033 (c)	500,000	438,500
Antero Midstream Partners LP
5.75%, 3/1/2027 (c)	895,000	894,782
5.75%, 1/15/2028 (c)	3,225,000	3,233,888
5.38%, 6/15/2029 (c)	1,125,000	1,118,290
Antero Resources Corp.
7.63%, 2/1/2029 (c)	434,000	442,667
5.38%, 3/1/2030 (c)	880,000	886,427
Ascent Resources Utica Holdings LLC
6.63%, 10/15/2032 (c)	785,000	799,136
6.63%, 7/15/2033 (c)	457,000	463,903
Azule Energy Finance plc (Angola) 8.13%, 1/23/2030 (j)	400,000	404,000
Bapco Energies BSC Closed (Bahrain) 7.50%, 10/25/2027 (j)	500,000	515,485
Baytex Energy Corp. (Canada)
8.50%, 4/30/2030 (c)	1,620,000	1,653,558
7.38%, 3/15/2032 (c)	505,000	493,435
Blue Racer Midstream LLC
7.00%, 7/15/2029 (c)	444,000	461,922
7.25%, 7/15/2032 (c)	467,000	495,595
BP Capital Markets plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (g) (h) (i)	3,595,000	3,563,690
Buckeye Partners LP
3.95%, 12/1/2026	1,497,000	1,478,961
4.13%, 12/1/2027	350,000	344,291
4.50%, 3/1/2028 (c)	405,000	398,620
6.75%, 2/1/2030 (c)	786,000	816,374
California Resources Corp. 7.13%, 2/1/2026 (c)	19,000	18,937
Chord Energy Corp. 6.75%, 3/15/2033 (c)	455,000	466,655
Civitas Resources, Inc.
8.38%, 7/1/2028 (c)	600,000	623,110
8.63%, 11/1/2030 (c)	2,285,000	2,378,783
8.75%, 7/1/2031 (c)	1,057,000	1,087,359
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
9.63%, 6/15/2033 (c)	312,000	330,234
Columbia Pipelines Holding Co. LLC 6.04%, 8/15/2028 (c)	390,000	407,984
Comstock Resources, Inc.
6.75%, 3/1/2029 (c)	670,000	660,516
5.88%, 1/15/2030 (c)	3,550,000	3,331,748
Crescent Energy Finance LLC
9.25%, 2/15/2028 (c)	1,997,000	2,078,036
7.38%, 1/15/2033 (c)	515,000	503,190
8.38%, 1/15/2034 (c)	444,000	450,565
Diversified Gas & Oil Corp. 9.75%, 4/9/2029 (j)	11,250,000	10,970,619
DT Midstream, Inc. 4.13%, 6/15/2029 (c)	2,775,000	2,696,961
Ecopetrol SA (Colombia)
8.63%, 1/19/2029	640,000	693,376
4.63%, 11/2/2031	1,100,000	964,788
8.88%, 1/13/2033	1,180,000	1,254,930
8.38%, 1/19/2036	252,000	254,822
Enbridge, Inc. (Canada)
Series 20-A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 5.75%, 7/15/2080 (i)	2,030,000	2,027,457
Series NC5, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.25%, 1/15/2084 (i)	305,000	324,880
Energy Transfer LP (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.02%), 8.00%, 5/15/2054 (i)	1,870,000	1,992,317
EQT Corp. 7.50%, 6/1/2030 (c)	220,000	242,338
Expand Energy Corp.
6.75%, 4/15/2029 (c)	3,120,000	3,153,961
5.38%, 3/15/2030	695,000	702,010
FS Luxembourg Sarl (Brazil) 8.63%, 6/25/2033 (c)	230,000	234,641
FS Luxembourg SARL (Brazil) 8.88%, 2/12/2031 (c)	1,405,000	1,473,157
Genesis Energy LP
8.25%, 1/15/2029	172,000	179,575
7.88%, 5/15/2032	248,000	257,411
8.00%, 5/15/2033	168,000	175,485
Greenko Dutch BV (India) 3.85%, 3/29/2026 (j)	352,000	347,952
Greenko Wind Projects Mauritius Ltd. (India) 7.25%, 9/27/2028 (j)	400,000	406,796
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (c)	1,215,000	1,243,028
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	107

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Hess Midstream Operations LP
5.88%, 3/1/2028 (c)	297,000	301,979
5.13%, 6/15/2028 (c)	170,000	169,622
4.25%, 2/15/2030 (c)	860,000	835,091
Hilcorp Energy I LP 6.25%, 4/15/2032 (c)	644,000	616,510
Howard Midstream Energy Partners LLC
7.38%, 7/15/2032 (c)	320,000	333,702
6.63%, 1/15/2034 (c)	402,000	408,568
Kinetik Holdings LP 5.88%, 6/15/2030 (c)	2,155,000	2,173,458
Matador Resources Co. 6.25%, 4/15/2033 (c)	1,577,000	1,588,658
Medco Bell Pte. Ltd. (Indonesia) 6.38%, 1/30/2027 (j)	200,000	200,000
NGL Energy Operating LLC
8.13%, 2/15/2029 (c)	736,000	750,762
8.38%, 2/15/2032 (c)	519,000	527,234
NuStar Logistics LP
6.00%, 6/1/2026	225,000	225,773
5.63%, 4/28/2027	975,000	980,212
6.38%, 10/1/2030	1,085,000	1,123,400
Permian Resources Operating LLC
5.88%, 7/1/2029 (c)	650,000	650,140
9.88%, 7/15/2031 (c)	1,633,000	1,772,697
6.25%, 2/1/2033 (c)	586,000	596,902
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (j)	4,167,000	3,961,775
Petroleos del Peru SA (Peru)
4.75%, 6/19/2032 (j)	500,000	405,750
5.63%, 6/19/2047 (c)	600,000	408,336
Petroleos Mexicanos (Mexico)
6.88%, 8/4/2026	250,000	251,025
5.35%, 2/12/2028	800,000	783,872
8.75%, 6/2/2029	2,000,000	2,117,300
5.95%, 1/28/2031	1,630,000	1,527,310
6.70%, 2/16/2032	5,600,000	5,370,120
10.00%, 2/7/2033	3,650,000	4,075,736
6.38%, 1/23/2045	410,000	312,215
7.69%, 1/23/2050	10,400,000	8,869,016
6.95%, 1/28/2060	500,000	387,250
Range Resources Corp.
8.25%, 1/15/2029	1,378,000	1,414,177
4.75%, 2/15/2030 (c)	348,000	339,471
Rockies Express Pipeline LLC
4.80%, 5/15/2030 (c)	150,000	146,055
6.75%, 3/15/2033 (c)	608,000	635,103
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
SM Energy Co.
6.75%, 9/15/2026	795,000	793,566
6.63%, 1/15/2027	1,200,000	1,200,880
6.50%, 7/15/2028	330,000	333,132
6.75%, 8/1/2029 (c)	608,000	614,067
7.00%, 8/1/2032 (c)	514,000	517,696
South Bow USA Infrastructure Holdings LLC (Canada) 4.91%, 9/1/2027	595,000	600,101
Sunoco LP
7.00%, 5/1/2029 (c)	395,000	410,203
4.50%, 5/15/2029	1,285,000	1,252,545
4.50%, 4/30/2030	1,080,000	1,043,679
Tallgrass Energy Partners LP
6.00%, 3/1/2027 (c)	215,000	214,730
5.50%, 1/15/2028 (c)	1,455,000	1,452,554
6.00%, 12/31/2030 (c)	1,170,000	1,152,682
6.00%, 9/1/2031 (c)	335,000	329,126
Transcanada Trust (Canada) (SOFR + 4.42%), 5.50%, 9/15/2079 (i)	100,000	98,510
Uzbekneftegaz JSC (Uzbekistan) 4.75%, 11/16/2028 (c)	900,000	848,799
Venture Global Calcasieu Pass LLC
4.13%, 8/15/2031 (c)	470,000	441,282
3.88%, 11/1/2033 (c)	1,020,000	908,623
Venture Global LNG, Inc.
8.13%, 6/1/2028 (c)	2,007,000	2,079,659
9.50%, 2/1/2029 (c)	550,000	604,678
7.00%, 1/15/2030 (c)	651,000	670,820
9.88%, 2/1/2032 (c)	2,240,000	2,439,089
Venture Global Plaquemines LNG LLC
6.50%, 1/15/2034 (c)	1,767,000	1,844,690
6.75%, 1/15/2036 (c)	635,000	666,401
Vital Energy, Inc.
9.75%, 10/15/2030	300,000	312,233
7.88%, 4/15/2032 (c)	181,000	178,338
		126,104,447
Passenger Airlines — 0.2%
American Airlines, Inc.
5.50%, 4/20/2026 (c)	1,305,000	1,305,990
5.75%, 4/20/2029 (c)	2,780,000	2,795,343
JetBlue Airways Corp. 9.88%, 9/20/2031 (c)	1,717,000	1,706,173
United Airlines, Inc. 4.38%, 4/15/2026 (c)	1,505,000	1,500,070
		7,307,576
SEE NOTES TO FINANCIAL STATEMENTS.

108	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Personal Care Products — 0.1%
Edgewell Personal Care Co. 5.50%, 6/1/2028 (c)	4,305,000	4,283,908
Prestige Brands, Inc. 5.13%, 1/15/2028 (c)	715,000	710,401
		4,994,309
Pharmaceuticals — 0.2%
1261229 BC Ltd. 10.00%, 4/15/2032 (c)	2,241,000	2,326,945
Bausch Health Cos., Inc. 5.00%, 2/15/2029 (c)	450,000	345,028
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (d)	420,000	437,266
Endo Finance Holdings, Inc. 8.50%, 4/15/2031 (c)	439,000	467,362
Organon & Co.
4.13%, 4/30/2028 (c)	2,670,000	2,556,915
5.13%, 4/30/2031 (c)	2,470,000	2,116,503
		8,250,019
Professional Services — 0.0% ^
TriNet Group, Inc. 7.13%, 8/15/2031 (c)	150,000	155,981
Real Estate Management & Development — 0.1%
Anywhere Real Estate Group LLC
5.75%, 1/15/2029 (c)	433,000	401,183
5.25%, 4/15/2030 (c)	505,000	442,552
9.75%, 4/15/2030 (c)	588,000	624,609
Triad Properties Corp. 0.00%, 4/1/2052 ‡	2,219,576	2,219,576
		3,687,920
Semiconductors & Semiconductor Equipment — 0.2%
Amkor Technology, Inc. 6.63%, 9/15/2027 (c)	1,021,000	1,020,044
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (c)	291,000	315,131
Entegris, Inc.
4.38%, 4/15/2028 (c)	345,000	335,447
4.75%, 4/15/2029 (c)	1,985,000	1,956,470
5.95%, 6/15/2030 (c)	1,850,000	1,873,778
Kioxia Holdings Corp. (Japan) 6.25%, 7/24/2030 (c)	1,109,000	1,109,742
ON Semiconductor Corp. 3.88%, 9/1/2028 (c)	1,690,000	1,642,202
Synaptics, Inc. 4.00%, 6/15/2029 (c)	150,000	143,173
		8,395,987
Software — 0.2%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (c)	1,875,000	1,839,257
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Software — continued
Fair Isaac Corp. 6.00%, 5/15/2033 (c)	467,000	473,266
NCR Voyix Corp. 5.13%, 4/15/2029 (c)	2,029,000	2,003,503
RingCentral, Inc. 8.50%, 8/15/2030 (c)	545,000	581,593
SS&C Technologies, Inc.
5.50%, 9/30/2027 (c)	4,283,000	4,284,371
6.50%, 6/1/2032 (c)	315,000	326,874
		9,508,864
Specialized REITs — 0.0% ^
Iron Mountain, Inc.
5.00%, 7/15/2028 (c)	385,000	382,095
5.25%, 7/15/2030 (c)	710,000	702,575
6.25%, 1/15/2033 (c)	88,000	90,049
Millrose Properties, Inc. 6.38%, 8/1/2030 (c)	718,000	724,462
		1,899,181
Specialty Retail — 0.3%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	215,000	212,464
4.63%, 11/15/2029 (c)	1,341,000	1,302,363
4.75%, 3/1/2030	463,000	452,200
Bath & Body Works, Inc.
7.50%, 6/15/2029	170,000	174,583
6.75%, 7/1/2036	115,000	116,993
Escrow Rite Aid 0.00%, 12/31/2049 ‡	36,352	—
Gap, Inc. (The) 3.63%, 10/1/2029 (c)	1,220,000	1,144,184
Lithia Motors, Inc. 3.88%, 6/1/2029 (c)	2,125,000	2,037,637
Penske Automotive Group, Inc. 3.75%, 6/15/2029	349,000	332,768
PetSmart LLC 7.50%, 9/15/2032 (c)	1,305,000	1,291,454
Saks Global Enterprises LLC 11.00%, 12/15/2029 (c)	402,300	158,868
Sonic Automotive, Inc. 4.63%, 11/15/2029 (c)	3,733,000	3,628,902
Staples, Inc. 10.75%, 9/1/2029 (c)	2,160,000	2,068,200
		12,920,616
Technology Hardware, Storage & Peripherals — 0.1%
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (c)	416,000	440,121
Seagate Data Storage Technology Pte. Ltd.
4.09%, 6/1/2029 (c)	660,000	626,465
8.25%, 12/15/2029 (c)	645,000	685,116
8.50%, 7/15/2031 (c)	377,000	400,068
Xerox Corp. 10.25%, 10/15/2030 (c)	415,000	430,639
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	109

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Technology Hardware, Storage & Peripherals — continued
Xerox Holdings Corp.
5.50%, 8/15/2028 (c)	930,000	603,461
8.88%, 11/30/2029 (c)	648,000	393,862
		3,579,732
Textiles, Apparel & Luxury Goods — 0.0% ^
William Carter Co. (The) 5.63%, 3/15/2027 (c)	150,000	149,698
Trading Companies & Distributors — 0.3%
Air Lease Corp. 5.85%, 12/15/2027	540,000	559,070
Herc Holdings, Inc.
5.50%, 7/15/2027 (c)	1,935,000	1,932,902
7.00%, 6/15/2030 (c)	450,000	468,339
Imola Merger Corp. 4.75%, 5/15/2029 (c)	4,995,000	4,869,648
QXO Building Products, Inc. 6.75%, 4/30/2032 (c)	1,062,000	1,096,839
United Rentals North America, Inc.
4.88%, 1/15/2028	3,106,000	3,088,866
6.13%, 3/15/2034 (c)	750,000	776,835
WESCO Distribution, Inc.
7.25%, 6/15/2028 (c)	1,195,000	1,213,495
6.38%, 3/15/2029 (c)	1,048,000	1,078,997
6.63%, 3/15/2032 (c)	615,000	637,678
6.38%, 3/15/2033 (c)	403,000	417,998
		16,140,667
Wireless Telecommunication Services — 0.1%
Altice France Holding SA (Luxembourg) 10.50%, 5/15/2027 (c) (k)	400,000	144,000
Connect Finco SARL (United Kingdom) 9.00%, 9/15/2029 (c)	445,000	463,614
Digicel International Finance Ltd. (Jamaica) 8.63%, 8/1/2032 (c)	1,809,000	1,849,100
Millicom International Cellular SA (Guatemala)
5.13%, 1/15/2028 (j)	180,000	178,594
4.50%, 4/27/2031 (c)	400,000	372,202
Vodafone Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 4.13%, 6/4/2081 (i)	100,000	92,575
		3,100,085
Total Corporate Bonds (Cost $749,071,360)		767,028,976
Collateralized Mortgage Obligations — 14.6%
Anchor Mortgage Trust Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 (c) (d)	1,200,000	1,206,424
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Angel Oak Mortgage Trust I LLC
Series 2019-2, Class B2, 6.29%, 3/25/2049 (b) (c)	4,882,500	4,997,433
Series 2019-4, Class B2, 5.66%, 7/26/2049 (b) (c)	800,000	777,865
CHL Mortgage Pass-Through Trust Series 2006-OA5, Class 2A1, 4.84%, 4/25/2046 (b)	137,031	118,870
Citi Asset Receivables Trust I
Series 2025-3, Class CERT, 0.00%, 6/20/2031 ‡ (c)	11,425,122	11,559,938
Series 2025-4, Class CERT, 0.00%, 7/20/2031 ‡ (c) (k)	16,406,803	16,848,146
Series 2025-5, Class CERT, 0.00%, 8/20/2031 ‡ (c) (k)	20,484,983	21,209,806
Series 2025-6, Class CERT, 0.00%, 9/20/2031 ‡ (c)	13,272,000	13,797,475
CITI Asset Receivables Trust I Series 2025-2, Class CERT, 0.00%, 5/20/2031 ‡ (c) (k)	8,669,257	8,755,083
COLT Mortgage Loan Trust Series 2023-2, Class A1, 6.60%, 7/25/2068 (c) (d)	230,538	232,238
Connecticut Avenue Securities Trust
Series 2019-R04, Class 2B1, 9.71%, 6/25/2039 (b) (c)	578,148	594,949
Series 2019-R07, Class 1B1, 7.86%, 10/25/2039 (b) (c)	2,769,777	2,821,710
Series 2020-R02, Class 2B1, 7.46%, 1/25/2040 (b) (c)	4,000,000	4,082,022
Series 2020-R01, Class 1B1, 7.71%, 1/25/2040 (b) (c)	1,500,000	1,536,804
Series 2021-R01, Class 1B1, 7.45%, 10/25/2041 (b) (c)	2,000,000	2,041,947
Series 2021-R02, Class 2M2, 6.35%, 11/25/2041 (b) (c)	4,764,031	4,804,861
Series 2021-R02, Class 2B1, 7.65%, 11/25/2041 (b) (c)	64,000	65,380
Series 2021-R03, Class 1M2, 6.00%, 12/25/2041 (b) (c)	1,941,000	1,953,131
Series 2022-R03, Class 1B1, 10.60%, 3/25/2042 (b) (c)	5,660,000	6,079,180
Series 2022-R04, Class 1B2, 13.85%, 3/25/2042 (b) (c)	1,500,000	1,657,261
Series 2022-R06, Class 1M2, 8.20%, 5/25/2042 (b) (c)	1,100,000	1,149,433
Series 2022-R07, Class 1B2, 16.35%, 6/25/2042 (b) (c)	2,500,000	2,899,005
Series 2023-R02, Class 1M1, 6.65%, 1/25/2043 (b) (c)	200,868	205,070
SEE NOTES TO FINANCIAL STATEMENTS.

110	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2023-R02, Class 1M2, 7.70%, 1/25/2043 (b) (c)	550,000	575,394
Series 2023-R02, Class 1B1, 9.90%, 1/25/2043 (b) (c)	350,000	380,900
Series 2023-R03, Class 2M2, 8.25%, 4/25/2043 (b) (c)	2,640,000	2,798,400
Series 2023-R04, Class 1M2, 7.90%, 5/25/2043 (b) (c)	500,000	529,045
Series 2023-R04, Class 1B1, 9.70%, 5/25/2043 (b) (c)	2,600,000	2,840,179
Series 2023-R06, Class 1M2, 7.05%, 7/25/2043 (b) (c)	680,000	702,623
Series 2023-R07, Class 2M2, 7.60%, 9/25/2043 (b) (c)	16,000,000	16,645,486
Series 2023-R07, Class 2B1, 8.85%, 9/25/2043 (b) (c)	5,000,000	5,396,106
Series 2023-R08, Class 1M2, 6.85%, 10/25/2043 (b) (c)	5,400,000	5,551,576
Series 2024-R01, Class 1M1, 5.40%, 1/25/2044 (b) (c)	4,404,388	4,404,381
Series 2024-R01, Class 1B1, 7.05%, 1/25/2044 (b) (c)	2,500,000	2,560,898
Series 2024-R02, Class 1M1, 5.45%, 2/25/2044 (b) (c)	299,014	299,106
Series 2024-R02, Class 1M2, 6.15%, 2/25/2044 (b) (c)	460,000	463,735
Series 2024-R04, Class 1M2, 6.00%, 5/25/2044 (b) (c)	1,296,000	1,303,604
Series 2024-R05, Class 2M2, 6.05%, 7/25/2044 (b) (c)	420,000	421,884
Series 2024-R05, Class 2B1, 6.35%, 7/25/2044 (b) (c)	7,000,000	6,999,983
Series 2024-R06, Class 1M2, 5.95%, 9/25/2044 (b) (c)	5,000,000	5,014,050
Deephaven Residential Mortgage Trust Series 2022-2, Class A1, 4.30%, 3/25/2067 (b) (c)	90,467	88,253
FHLMC STACR REMIC Trust
Series 2021-HQA1, Class B1, 7.35%, 8/25/2033 (b) (c)	3,400,000	3,708,166
Series 2021-DNA2, Class B1, 7.75%, 8/25/2033 (b) (c)	6,600,000	7,366,905
Series 2021-HQA1, Class B2, 9.35%, 8/25/2033 (b) (c)	6,670,267	7,691,685
Series 2021-DNA2, Class B2, 10.35%, 8/25/2033 (b) (c)	6,092,782	7,450,038
Series 2021-DNA3, Class B2, 10.60%, 10/25/2033 (b) (c)	5,800,000	7,138,258
Series 2021-HQA2, Class B2, 9.80%, 12/25/2033 (b) (c)	9,090,000	10,610,410
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2021-DNA5, Class B2, 9.85%, 1/25/2034 (b) (c)	10,230,000	12,188,700
Series 2021-HQA3, Class B2, 10.60%, 9/25/2041 (b) (c)	500,000	519,723
Series 2021-DNA6, Class B2, 11.85%, 10/25/2041 (b) (c)	1,800,000	1,904,813
Series 2021-DNA7, Class B1, 8.00%, 11/25/2041 (b) (c)	8,386,000	8,626,117
Series 2021-DNA7, Class B2, 12.15%, 11/25/2041 (b) (c)	1,500,000	1,596,570
Series 2022-HQA1, Class B2, 15.35%, 3/25/2042 (b) (c)	5,600,000	6,307,000
Series 2022-DNA3, Class M1B, 7.25%, 4/25/2042 (b) (c)	500,000	514,690
Series 2022-DNA3, Class B1, 10.00%, 4/25/2042 (b) (c)	6,250,000	6,660,187
Series 2022-DNA3, Class B2, 14.10%, 4/25/2042 (b) (c)	7,000,000	7,759,104
Series 2022-DNA4, Class M1B, 7.70%, 5/25/2042 (b) (c)	6,000,000	6,228,143
Series 2022-DNA4, Class M2, 9.60%, 5/25/2042 (b) (c)	550,000	586,608
Series 2022-DNA5, Class M2, 11.10%, 6/25/2042 (b) (c)	6,000,000	6,577,500
Series 2022-HQA3, Class M1B, 7.90%, 8/25/2042 (b) (c)	7,600,000	7,958,240
Series 2023-DNA1, Class M1A, 6.45%, 3/25/2043 (b) (c)	339,581	344,958
Series 2023-DNA2, Class M1A, 6.45%, 4/25/2043 (b) (c)	776,129	788,741
Series 2023-DNA2, Class B1, 11.95%, 4/25/2043 (b) (c)	1,000,000	1,131,250
Series 2023-HQA2, Class M1B, 7.70%, 6/25/2043 (b) (c)	3,200,000	3,337,813
Series 2024-DNA1, Class M2, 6.30%, 2/25/2044 (b) (c)	1,500,000	1,519,670
Series 2020-DNA6, Class B2, 10.00%, 12/25/2050 (b) (c)	1,937,000	2,202,856
Series 2021-DNA1, Class B2, 9.10%, 1/25/2051 (b) (c)	1,585,000	1,754,433
FHLMC STACR Trust Series 2018-DNA3, Class B1, 8.36%, 9/25/2048 (b) (c)	300,000	322,219
FHLMC STACR, Whole Loan
Series 2017-DNA2, Class B1, 9.61%, 10/25/2029 (b)	250,000	265,775
Series 2017-DNA3, Class B1, 8.91%, 3/25/2030 (b)	1,550,000	1,649,540
FHLMC, REMIC
Series 5164, Class J, 2.50%, 5/25/2049	1,138,564	1,016,367
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	111

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 5387, Class KB, 6.00%, 3/25/2054	2,900,000	3,060,063
Series 5413, Class KS, IF, IO, 1.50%, 5/25/2054 (b)	4,278,322	327,792
Series 5495, Class SC, IF, IO, 1.60%, 1/25/2055 (b)	37,886,681	3,041,122
Series 5509, Class SA, IF, IO, 1.40%, 2/25/2055 (b)	21,359,498	1,492,330
Series 5508, Class SN, IF, IO, 1.50%, 2/25/2055 (b)	14,363,050	978,872
Series 5520, Class SD, IF, IO, 1.53%, 3/25/2055 (b)	18,207,436	1,443,342
Series 5520, Class SE, IF, IO, 1.53%, 3/25/2055 (b)	9,041,553	668,846
Series 5528, Class SA, IF, IO, 1.63%, 4/25/2055 (b)	20,785,297	1,514,859
Series 5549, Class SA, IF, IO, 1.40%, 6/25/2055 (b)	22,278,629	1,483,267
Series 5580, Class Z, 5.00%, 6/25/2055	2,100,000	1,953,229
Series 5562, Class Z, 6.00%, 7/25/2055	2,556,693	2,536,476
Series 5565, Class SA, IF, IO, 1.50%, 8/25/2055 (b)	26,793,136	1,876,055
Series 5565, Class AZ, 5.00%, 8/25/2055	1,054,375	957,510
Series 5564, Class PZ, 6.00%, 8/25/2055	11,115,513	10,601,117
Series 5565, Class UZ, 6.00%, 8/25/2055	1,918,752	1,906,151
Series 5565, Class ZU, 6.00%, 8/25/2055	5,069,806	5,001,707
Series 5578, Class ZC, 6.00%, 9/25/2055	8,957,500	8,823,137
Series 5580, Class UZ, 6.00%, 9/25/2055	3,744,967	3,709,858
FNMA, Connecticut Avenue Securities
Series 2017-C02, Class 2B1, 9.96%, 9/25/2029 (b)	2,120,000	2,275,630
Series 2017-C03, Class 1B1, 9.31%, 10/25/2029 (b)	780,000	830,238
Series 2017-C05, Class 1B1, 8.06%, 1/25/2030 (b)	1,090,558	1,148,212
Series 2017-C06, Class 1B1, 8.61%, 2/25/2030 (b)	450,000	479,771
Series 2017-C07, Class 1B1, 8.46%, 5/25/2030 (b)	790,000	837,293
Series 2018-C03, Class 1B1, 8.21%, 10/25/2030 (b)	3,647,000	3,924,753
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

FNMA, REMIC
Series 2004-28, Class PF, 4.86%, 3/25/2034 (b)	10,837	10,834
Series 2012-71, Class YF, 4.81%, 4/25/2041 (b)	24,029	23,668
Series 2021-86, Class T, 2.50%, 9/25/2048	980,628	867,068
Series 2024-25, Class ZA, 6.00%, 9/25/2053	2,057,835	2,113,286
Series 2024-25, Class ZB, 5.50%, 3/25/2054	2,904,954	2,931,072
Series 2024-20, Class MS, IF, IO, 1.60%, 5/25/2054 (b)	6,412,157	564,080
Series 2024-58, Class BS, IF, IO, 1.50%, 8/25/2054 (b)	5,809,233	423,301
Series 2024-95, Class SE, IF, IO, 1.55%, 12/25/2054 (b)	7,592,437	603,425
Series 2024-92, Class SH, IF, IO, 1.60%, 12/25/2054 (b)	4,814,406	397,877
Series 2024-105, Class SH, IF, IO, 1.50%, 1/25/2055 (b)	19,931,763	1,541,622
Series 2025-7, Class SE, IF, IO, 1.50%, 2/25/2055 (b)	5,867,631	486,280
Series 2025-11, Class SB, IF, IO, 1.55%, 3/25/2055 (b)	7,656,282	594,107
Series 2025-24, Class SC, IF, IO, 1.58%, 4/25/2055 (b)	11,588,405	884,818
Series 2025-47, Class SM, IF, IO, 1.45%, 6/25/2055 (b)	57,908,280	4,663,197
Series 2025-55, Class SG, IF, IO, 1.55%, 7/25/2055 (b)	27,140,307	2,044,878
Series 2025-55, Class SC, IF, IO, 2.07%, 7/25/2055 (b)	18,756,469	1,748,752
Series 2025-57, Class Z, 6.00%, 7/25/2055	2,629,820	2,611,614
Series 2025-66, Class SL, IF, IO, 1.45%, 8/25/2055 (b)	22,738,782	1,864,228
Series 2025-69, Class Z, 6.00%, 8/25/2055	8,500,487	8,393,435
Series 2025-73, Class Z, 6.00%, 9/25/2055	6,250,000	6,195,312
GCAT Trust Series 2023-NQM3, Class A1, 6.89%, 8/25/2068 (c) (d)	3,466,950	3,510,638
GNMA
Series 2014-181, Class SL, IF, IO, 1.15%, 12/20/2044 (b)	404,579	41,585
Series 2021-78, Class IB, IO, 3.00%, 5/20/2051	804,483	136,924
SEE NOTES TO FINANCIAL STATEMENTS.

112	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2021-107, Class XI, IO, 3.00%, 6/20/2051	1,185,600	196,921
Series 2021-142, Class XI, IO, 3.00%, 8/20/2051	126,536	22,609
Series 2021-160, Class IE, IO, 2.50%, 9/20/2051	23,135,095	3,427,672
Series 2021-188, Class IJ, IO, 3.00%, 10/20/2051	2,553,468	461,701
Series 2023-67, Class DZ, 5.50%, 5/20/2053	4,412,511	4,329,997
Series 2023-102, Class BG, 5.50%, 7/20/2053	310,000	311,185
Series 2023-113, Class SJ, IF, IO, 1.35%, 8/20/2053 (b)	6,174,642	375,718
Series 2023-113, Class GZ, 5.50%, 8/20/2053	1,407,098	1,409,248
Series 2023-117, Class ZM, 5.50%, 8/20/2053	2,231,995	2,199,223
Series 2024-1, Class MS, IF, IO, 1.50%, 1/20/2054 (b)	10,737,372	759,342
Series 2024-30, Class SC, IF, IO, 2.10%, 2/20/2054 (b)	4,301,466	404,973
Series 2024-27, Class GB, 5.00%, 2/20/2054	250,000	238,125
Series 2025-44, Class GZ, 6.00%, 2/20/2054	5,536,357	5,698,035
Series 2024-64, Class SV, IF, IO, 0.90%, 4/20/2054 (b)	7,329,859	384,305
Series 2024-79, Class CS, IF, IO, 0.90%, 5/20/2054 (b)	11,330,238	590,460
Series 2024-79, Class BS, IF, IO, 2.90%, 5/20/2054 (b)	5,452,053	633,719
Series 2024-110, Class SC, IF, IO, 1.65%, 7/20/2054 (b)	4,480,575	393,526
Series 2024-112, Class SA, IF, IO, 2.25%, 7/20/2054 (b)	4,401,804	358,087
Series 2024-110, Class AS, IF, IO, 2.30%, 7/20/2054 (b)	3,726,276	394,094
Series 2024-126, Class HS, IF, IO, 1.60%, 8/20/2054 (b)	4,277,473	327,003
Series 2024-126, Class JS, IF, IO, 1.60%, 8/20/2054 (b)	15,972,374	976,990
Series 2024-127, Class SE, IF, IO, 1.65%, 8/20/2054 (b)	5,541,193	398,945
Series 2024-126, Class AS, IF, IO, 2.30%, 8/20/2054 (b)	4,565,483	401,121
Series 2024-128, Class SA, IF, IO, 2.30%, 8/20/2054 (b)	6,935,376	624,561
Series 2024-151, Class JS, IF, IO, 2.26%, 9/20/2054 (b)	4,497,693	471,410
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2024-159, Class AS, IF, IO, 1.75%, 10/20/2054 (b)	3,622,491	332,464
Series 2024-190, Class CS, IF, IO, 1.65%, 11/20/2054 (b)	4,926,453	380,004
Series 2024-204, Class SB, IF, IO, 1.66%, 12/20/2054 (b)	8,543,858	705,708
Series 2025-1, Class KS, IF, IO, 0.85%, 1/20/2055 (b)	9,618,949	535,365
Series 2025-1, Class SU, IF, IO, 0.85%, 1/20/2055 (b)	9,882,778	491,284
Series 2025-1, Class SV, IF, IO, 1.55%, 1/20/2055 (b)	9,811,986	568,522
Series 2025-7, Class SG, IF, IO, 1.60%, 1/20/2055 (b)	19,765,450	1,281,548
Series 2025-7, Class QS, IF, IO, 2.10%, 1/20/2055 (b)	3,812,224	299,484
Series 2025-1, Class SL, IF, IO, 2.25%, 1/20/2055 (b)	4,449,452	353,723
Series 2025-7, Class SL, IF, IO, 2.25%, 1/20/2055 (b)	5,590,529	384,331
Series 2025-1, Class BL, 6.00%, 1/20/2055	1,400,000	1,443,131
Series 2025-22, Class AS, IF, IO, 1.60%, 2/20/2055 (b)	16,063,065	1,035,856
Series 2025-23, Class SE, IF, IO, 1.60%, 2/20/2055 (b)	7,224,138	532,105
Series 2025-23, Class SL, IF, IO, 1.60%, 2/20/2055 (b)	11,408,537	870,798
Series 2025-25, Class HS, IF, IO, 1.60%, 2/20/2055 (b)	17,679,889	1,001,255
Series 2025-22, Class GS, IF, IO, 2.20%, 2/20/2055 (b)	11,381,555	937,941
Series 2025-25, Class BS, IF, IO, 2.20%, 2/20/2055 (b)	20,348,079	1,801,257
Series 2025-25, Class SB, IF, IO, 2.20%, 2/20/2055 (b)	21,487,607	1,696,290
Series 2025-30, Class SC, IF, IO, 2.20%, 2/20/2055 (b)	11,611,351	1,052,003
Series 2025-41, Class AS, IF, IO, 0.95%, 3/20/2055 (b)	18,037,462	1,035,935
Series 2025-41, Class BS, IF, IO, 0.95%, 3/20/2055 (b)	49,213,479	2,560,233
Series 2025-51, Class SH, IF, IO, 1.60%, 3/20/2055 (b)	14,817,200	1,046,460
Series 2025-51, Class SA, IF, IO, 1.65%, 3/20/2055 (b)	49,011,908	3,557,230
Series 2025-41, Class ES, IF, IO, 2.85%, 3/20/2055 (b)	5,638,294	556,243
Series 2025-41, Class SE, IF, IO, 2.85%, 3/20/2055 (b)	7,296,364	807,280
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	113

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2025-139, Class B, 5.50%, 3/20/2055	5,500,000	5,444,510
Series 2025-69, Class SW, IF, IO, 0.78%, 4/20/2055 (b)	12,640,860	631,486
Series 2025-69, Class SX, IF, IO, 0.78%, 4/20/2055 (b)	32,325,951	1,610,708
Series 2025-65, Class SL, IF, IO, 1.50%, 4/20/2055 (b)	74,103,846	5,919,423
Series 2025-69, Class SK, IF, IO, 2.10%, 4/20/2055 (b)	29,806,016	2,502,412
Series 2025-69, Class AZ, 5.00%, 4/20/2055	2,565,314	2,323,727
Series 2025-70, Class EZ, 5.00%, 4/20/2055	4,351,357	3,888,174
Series 2025-105, Class PA, 7.00%, 4/20/2055	3,775,121	3,909,007
Series 2025-89, Class SP, IF, IO, 0.75%, 5/20/2055 (b)	25,137,764	1,159,308
Series 2025-84, Class SQ, IF, IO, 0.80%, 5/20/2055 (b)	31,921,932	1,664,531
Series 2025-89, Class SC, IF, IO, 2.10%, 5/20/2055 (b)	9,931,419	1,023,192
Series 2025-89, Class SE, IF, IO, 2.10%, 5/20/2055 (b)	20,517,282	1,937,240
Series 2025-79, Class HS, IF, IO, 2.20%, 5/20/2055 (b)	6,442,104	526,418
Series 2025-139, Class ZB, 5.25%, 5/20/2055	1,500,936	1,350,882
Series 2025-100, Class SA, IF, IO, 1.50%, 6/20/2055 (b)	35,756,102	2,394,386
Series 2025-105, Class SD, IF, IO, 1.50%, 6/20/2055 (b)	59,786,208	4,776,804
Series 2025-97, Class SE, IF, IO, 1.55%, 6/20/2055 (b)	28,096,307	2,261,236
Series 2025-105, Class PZ, 5.00%, 6/20/2055	2,310,131	2,089,628
Series 2025-105, Class UZ, 7.00%, 6/20/2055	4,295,079	4,297,765
Series 2025-124, Class CS, IF, IO, 0.85%, 7/20/2055 (b)	8,079,215	420,764
Series 2025-124, Class SE, IF, IO, 1.50%, 7/20/2055 (b)	63,920,495	4,749,203
Series 2025-127, Class SH, IF, IO, 2.19%, 7/20/2055 (b)	8,844,887	946,306
Series 2025-120, Class SH, IF, 5.44%, 7/20/2055 (b)	4,191,658	4,415,700
Series 2025-120, Class SJ, IF, 5.52%, 7/20/2055 (b)	4,161,718	4,394,502
Series 2025-127, Class PZ, 6.00%, 7/20/2055	8,140,500	8,055,744
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2025-135, Class SE, IF, 5.65%, 8/20/2055 (b)	7,745,000	7,921,683
Series 2025-139, Class UC, 6.00%, 8/20/2055	1,964,568	1,955,973
Series 2025-141, Class ZJ, 6.00%, 8/20/2055	6,700,000	6,637,187
Gnr, 5.00%, 8/24/2035 ‡ (a)	4,150,000	3,670,643
GS Mortgage-Backed Securities Trust
Series 2025-PJ6, Class A1, 6.00%, 11/25/2055 (b) (c)	2,667,677	2,705,817
Series 2025-PJ7, Class A1, 6.00%, 12/25/2055 (b) (c)	13,646,445	13,841,548
Homeward Opportunities Fund Trust Series 2024-RTL1, Class A1, 7.12%, 7/25/2029 (c) (d)	3,780,000	3,797,390
LHOME Mortgage Trust
Series 2023-RTL1, Class A1, 9.37%, 1/25/2028 ‡ (c) (d)	241,306	241,518
Series 2023-RTL2, Class A1, 8.00%, 6/25/2028 ‡ (c) (d)	395,111	395,309
Series 2023-RTL3, Class A1, 8.00%, 8/25/2028 (c) (d)	1,550,000	1,555,560
Series 2024-RTL1, Class A1, 7.02%, 1/25/2029 (c) (d)	750,000	755,713
Series 2024-RTL2, Class A1, 7.13%, 3/25/2029 (c) (d)	1,600,000	1,615,496
Series 2024-RTL3, Class A1, 6.90%, 5/25/2029 (c) (d)	2,360,000	2,386,482
Series 2024-RTL4, Class A1, 5.92%, 7/25/2039 (c) (d)	2,516,000	2,531,993
Series 2024-RTL4, Class A2, 6.09%, 7/25/2039 (c) (d)	1,017,294	1,024,369
Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (c) (d)	1,263,000	1,265,176
Series 2025-RTL1, Class A1, 5.65%, 1/25/2040 (c) (d)	2,221,000	2,236,971
Series 2025-RTL2, Class A1, 5.61%, 4/25/2040 (b) (c)	1,000,000	1,008,053
LOANDEPOT GMSR Master Trust Series 2025-GT2, Class A, 3.15%, 7/16/2030 (b) (c)	4,000,000	4,013,131
MFA Trust
Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (c) (d)	6,845,000	6,897,492
Series 2024-NPL1, Class A1, 6.33%, 9/25/2054 (d)	6,326,051	6,357,490
Series 2021-NQM1, Class A1, 1.15%, 4/25/2065 (b) (c)	80,014	75,199
SEE NOTES TO FINANCIAL STATEMENTS.

114	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
New Residential Mortgage Loan Trust
Series 2018-3A, Class A1C, 3.00%, 5/25/2058 (b) (c)	204,662	190,330
Series 2019-NQM5, Class A1, 2.71%, 11/25/2059 (b) (c)	144,289	137,555
NRM FHT1 Excess Owner LLC Series 2025-FHT1, Class A, 6.55%, 3/25/2032 (c) (d)	6,908,640	6,951,757
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (c) (d)	700,000	699,516
OBX Trust
Series 2023-NQM3, Class A1, 5.95%, 2/25/2063 (c) (d)	423,658	424,277
Series 2023-NQM7, Class A1, 6.84%, 4/25/2063 (c) (d)	479,960	485,432
Series 2023-NQM6, Class A1, 6.52%, 7/25/2063 (c) (d)	232,293	233,888
Series 2025-NQM2, Class A1, 5.60%, 11/25/2064 (c) (d)	6,855,263	6,916,671
Series 2025-NQM10, Class A1, 5.45%, 5/25/2065 (c) (d)	3,496,398	3,531,511
PMT Loan Trust
Series 2025-J1, Class A1, 6.00%, 4/25/2055 (b) (c)	17,890,679	18,146,462
Series 2025-INV5, Class A2, 6.00%, 5/25/2056 (b) (c)	4,600,261	4,666,031
Series 2025-INV6, Class A2, 6.00%, 6/25/2056 (b) (c)	7,902,513	8,015,496
PRET LLC Series 2024-NPL8, Class A1, 5.96%, 11/25/2054 (c) (d)	1,689,634	1,692,365
Provident Funding Mortgage Trust
Series 2025-2, Class A1, 6.00%, 6/25/2055 (b) (c)	3,908,219	3,964,095
Series 2025-3, Class A1, 6.00%, 8/25/2055 (b) (c)	25,295,258	25,625,285
PRPM Series 2025-3, Class A1, 6.26%, 5/25/2030 (c) (d)	1,897,149	1,913,238
PRPM LLC
Series 2024-5, Class A1, 5.69%, 9/25/2029 (c) (d)	796,659	798,808
Series 2024-7, Class A1, 5.87%, 11/25/2029 (c) (d)	1,686,600	1,693,358
Series 2024-8, Class A2, 8.84%, 12/25/2029 (c) (d)	2,000,000	2,010,017
Series 2025-4, Class A1, 6.18%, 6/25/2030 (c) (d)	1,908,686	1,920,873
Series 2025-RPL2, Class A1, 3.75%, 4/25/2055 (c) (d)	1,747,046	1,699,648
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

RCO X Mortgage LLC Series 2025-1, Class A1, 5.87%, 1/25/2030 (c) (d)	3,795,821	3,824,331
Sequoia Mortgage Trust Series 2025-7, Class A1, 6.00%, 8/25/2055 (b) (c)	8,348,628	8,467,989
STACR Trust
Series 2018-HRP2, Class B1, 8.66%, 2/25/2047 (b) (c)	600,000	645,104
Series 2018-HRP2, Class B2, 14.96%, 2/25/2047 (b) (c)	2,290,000	2,830,649
Starwood Mortgage Residential Trust Series 2020-INV1, Class B2, 4.26%, 11/25/2055 (c)	250,000	213,193
Toorak Mortgage Trust
Series 2024-2, Class A1, 6.33%, 10/25/2031 (c) (d)	2,800,000	2,809,909
Series 2024-RRTL1, Class A1, 6.60%, 2/25/2039 (c) (d)	2,150,000	2,161,992
Verus Securitization Trust
Series 2023-1, Class A1, 5.85%, 12/25/2067 (c) (d)	583,048	582,675
Series 2023-2, Class A1, 6.19%, 3/25/2068 (c) (d)	393,349	394,262
Series 2023-4, Class A1, 5.81%, 5/25/2068 (c) (d)	513,971	514,587
Total Collateralized Mortgage Obligations (Cost $697,437,726)		706,419,717
Asset-Backed Securities — 12.6%
Affirm Asset Securitization Trust
Series 2024-A, Class 1C, 6.16%, 2/15/2029 (c)	1,000,000	1,005,079
Series 2024-B, Class A, 4.62%, 9/15/2029 (c)	5,630,000	5,636,579
Series 2024-B, Class C, 5.06%, 9/15/2029 (c)	2,000,000	1,998,919
Series 2024-B, Class D, 5.50%, 9/15/2029 (c)	2,078,000	2,077,904
AGL CLO Ltd. (Cayman Islands) Series 2020-9A, Class BR, 6.33%, 4/20/2037 (b) (c)	2,000,000	2,007,082
Aimco CLO Ltd. (Cayman Islands) Series 2021-14A, Class B, 5.94%, 4/20/2034 (b) (c)	500,000	501,485
AIMCO CLO Ltd. (Cayman Islands) Series 2021-16A, Class BR, 5.97%, 7/17/2037 (b) (c)	1,808,000	1,814,619
Air Canada Pass-Through Trust (Canada) Series 2020-2, Class B, 9.00%, 10/1/2025 (c)	2,399	2,405
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	115

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
American Airlines Pass-Through Trust Series 2021-1, Class B, 3.95%, 7/11/2030	36,500	34,975
American Credit Acceptance Receivables Trust
Series 2022-2, Class E, 6.57%, 6/13/2028 (c)	190,000	190,356
Series 2022-3, Class E, 8.08%, 10/13/2028 (c)	2,000,000	2,031,723
Series 2022-2, Class F, 7.74%, 2/13/2029 (c)	7,525,000	7,545,752
Series 2022-3, Class F, 9.76%, 5/14/2029 (c)	6,320,000	6,408,014
Series 2023-3, Class D, 6.82%, 10/12/2029 (c)	1,800,000	1,843,084
Series 2022-4, Class E, 10.00%, 1/14/2030 (c)	2,210,000	2,292,203
Series 2023-2, Class E, 9.79%, 2/12/2030 (c)	2,300,000	2,411,334
Series 2024-2, Class D, 6.53%, 4/12/2030 (c)	1,330,000	1,368,315
Series 2024-3, Class D, 6.04%, 7/12/2030 (c)	1,050,000	1,076,410
Series 2023-4, Class D, 7.65%, 9/12/2030 (c)	2,400,000	2,495,131
Series 2025-2, Class C, 5.11%, 3/12/2031 (c)	1,400,000	1,414,755
Series 2025-2, Class D, 5.50%, 7/14/2031 (c)	2,000,000	2,038,362
Series 2024-4, Class D, 5.34%, 8/12/2031 (c)	1,515,000	1,533,822
Series 2023-4, Class E, 9.79%, 8/12/2031 (c)	2,000,000	2,143,592
Series 2023-3, Class E, 9.54%, 10/14/2031 (c)	1,900,000	2,004,338
Series 2024-2, Class E, 7.87%, 11/12/2031 (c)	3,700,000	3,845,475
Series 2025-3, Class C, 4.95%, 7/12/2032 (c)	12,710,000	12,807,867
Series 2025-3, Class D, 5.19%, 7/12/2032 (c)	14,930,000	15,053,770
AMSR Trust
Series 2020-SFR5, Class F, 2.69%, 11/17/2037 (c)	1,500,000	1,489,509
Series 2022-SFR3, Class F, 4.00%, 10/17/2039 (c)	4,200,000	3,990,143
Avis Budget Rental Car Funding AESOP LLC
Series 2023-1A, Class C, 6.23%, 4/20/2029 (c)	1,207,000	1,236,914
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2023-4A, Class A, 5.49%, 6/20/2029 (c)	800,000	822,544
Series 2023-4A, Class C, 7.24%, 6/20/2029 (c)	2,700,000	2,834,673
Series 2023-6A, Class D, 7.37%, 12/20/2029 (c)	400,000	409,203
Series 2023-8A, Class D, 7.52%, 2/20/2030 (c)	1,000,000	1,024,586
Series 2024-3A, Class B, 5.58%, 12/20/2030 (c)	403,000	414,066
Series 2024-3A, Class C, 6.11%, 12/20/2030 (c)	376,000	386,071
Ballyrock CLO Ltd. (Cayman Islands)
Series 2020-2A, Class A2R, 6.14%, 10/20/2031 (b) (c)	3,500,000	3,506,769
Series 2021-17A, Class A2, 6.19%, 10/20/2034 (b) (c)	1,000,000	1,001,606
Series 2024-27A, Class A2, 5.92%, 10/25/2037 (b) (c)	2,000,000	2,001,382
Barings CLO Ltd. (Cayman Islands)
Series 2022-1A, Class B, 6.28%, 4/15/2035 (b) (c)	7,000,000	7,015,372
Series 2022-3A, Class A2R, 5.92%, 10/20/2037 (b) (c)	3,000,000	3,002,646
Bayview Opportunity Master Fund LLC
Series 2024-CAR1, Class C, 5.85%, 12/26/2031 (b) (c)	133,888	134,387
Series 2024-CAR1, Class D, 6.40%, 12/26/2031 (b) (c)	122,079	122,837
BlueMountain CLO Ltd. (Cayman Islands) Series 2019-26A, Class CR, 6.79%, 10/20/2034 (b) (c)	1,000,000	1,003,628
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class D, 6.03%, 11/15/2029	1,400,000	1,432,963
Series 2024-3, Class D, 5.83%, 5/15/2030	2,360,000	2,414,946
Series 2024-4, Class D, 5.23%, 8/15/2030	3,400,000	3,435,644
Series 2025-1, Class D, 5.64%, 11/15/2030	2,212,000	2,253,764
Series 2024-2, Class E, 8.21%, 1/15/2031 (c)	4,000,000	4,224,631
British Airways Pass-Through Trust (United Kingdom) Series 2020-1, Class B, 8.38%, 11/15/2028 (c)	5,443	5,748
SEE NOTES TO FINANCIAL STATEMENTS.

116	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
BSPRT Issuer Ltd.
Series 2021-FL7, Class D, 7.23%, 12/15/2038 (b) (c)	275,000	271,248
Series 2021-FL7, Class E, 7.88%, 12/15/2038 (b) (c)	265,000	260,939
Buckhorn Park CLO Ltd. (Cayman Islands)
Series 2019-1A, Class ARR, 5.40%, 7/18/2034 (b) (c)	2,800,000	2,797,917
Series 2019-1A, Class CRR, 6.18%, 7/18/2034 (b) (c)	3,250,000	3,253,458
Business Jet Securities LLC
Series 2024-1A, Class A, 6.20%, 5/15/2039 ‡ (c)	1,626,357	1,678,456
Series 2024-2A, Class C, 7.97%, 9/15/2039 ‡ (c)	760,376	762,180
Buttermilk Park CLO Ltd. (Cayman Islands)
Series 2018-1A, Class B1R, 5.92%, 10/15/2031 (b) (c)	327,065	326,964
Series 2018-1A, Class CR, 6.27%, 10/15/2031 (b) (c)	1,926,600	1,931,939
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands)
Series 2014-1A, Class A1R2, 5.55%, 4/17/2031 (b) (c)	168,529	168,531
Series 2015-4A, Class A2RR, 6.18%, 7/20/2032 (b) (c)	800,000	801,626
Series 2015-4A, Class BRR, 6.78%, 7/20/2032 (b) (c)	1,000,000	1,003,359
Series 2016-1A, Class CR3, 7.53%, 4/20/2034 (b) (c)	2,895,000	2,904,006
Carlyle US CLO Ltd. (Cayman Islands)
Series 2018-4A, Class D2R, 9.02%, 10/17/2037 (b) (c)	1,000,000	1,000,161
Series 2021-7A, Class CR, 6.32%, 4/15/2040 (b) (c)	1,750,000	1,753,633
CIFC Funding Ltd. (Cayman Islands)
Series 2014-1A, Class BR2, 5.99%, 1/18/2031 (b) (c)	250,000	250,418
Series 2019-5A, Class A2RS, 6.33%, 1/15/2035 (b) (c)	9,000,000	8,995,500
Series 2022-2A, Class BR, 5.73%, 4/19/2035 (b) (c)	6,600,000	6,558,446
CITI Asset Receivables Trust I, 0.00%, 3/15/2031 ‡ (b) (k)	19,003,661	19,011,262
CoreVest American Finance Trust
Series 2019-1, Class E, 5.73%, 3/15/2052 (b) (c)	300,000	295,430
Series 2019-2, Class E, 5.31%, 6/15/2052 (b) (c)	350,000	327,111
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2019-3, Class E, 4.86%, 10/15/2052 (b) (c)	350,000	323,234
Credit Acceptance Auto Loan Trust
Series 2023-1A, Class A, 6.48%, 3/15/2033 (c)	322,543	323,695
Series 2022-3A, Class D, 9.00%, 4/18/2033 (c)	300,000	306,428
Series 2023-2A, Class A, 5.92%, 5/16/2033 (c)	597,776	599,796
Series 2023-3A, Class B, 7.09%, 10/17/2033 (c)	391,000	400,614
Series 2023-5A, Class A, 6.13%, 12/15/2033 (c)	2,250,000	2,275,643
Series 2023-5A, Class B, 6.71%, 2/15/2034 (c)	1,467,000	1,504,863
Series 2024-1A, Class A, 5.68%, 3/15/2034 (c)	805,000	813,878
Series 2024-1A, Class B, 6.03%, 5/15/2034 (c)	708,000	721,458
Series 2024-2A, Class A, 5.95%, 6/15/2034 (c)	1,486,000	1,515,911
Series 2024-1A, Class C, 6.71%, 7/17/2034 (c)	930,000	958,284
Series 2024-3A, Class B, 4.85%, 11/15/2034 (c)	1,625,000	1,633,457
Series 2024-3A, Class C, 5.39%, 1/16/2035 (c)	1,000,000	1,014,030
DailyPay Securitization Trust Series 2025-1A, Class A, 5.63%, 6/26/2028 (c)	760,000	764,788
DB Master Finance LLC Series 2021-1A, Class A23, 2.79%, 11/20/2051 (c)	288,750	255,392
Diversified ABS Phase LLC Series 2024-1A, Class A2, 7.67%, 5/30/2044 ‡ (c)	1,589,333	1,604,972
Drive Auto Receivables Trust
Series 2024-2, Class C, 4.67%, 5/17/2032	907,000	911,195
Series 2024-2, Class D, 4.94%, 5/17/2032	950,000	956,598
Series 2025-1, Class D, 5.41%, 9/15/2032	2,200,000	2,241,824
Driven Brands Funding LLC
Series 2021-1A, Class A2, 2.79%, 10/20/2051 (c)	1,878,184	1,766,790
Series 2022-1A, Class A2, 7.39%, 10/20/2052 (c)	569,311	570,832
Dryden CLO Ltd. (Cayman Islands)
Series 2018-64A, Class A, 5.56%, 4/18/2031 (b) (c)	444,134	444,471
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	117

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2019-80A, Class BR, 6.07%, 1/17/2033 (b) (c)	1,000,000	999,500
Series 2019-68A, Class ARR, 5.42%, 7/15/2035 (b) (c)	2,005,000	2,004,405
Series 2019-68A, Class BRR, 5.87%, 7/15/2035 (b) (c)	1,700,000	1,700,524
DT Auto Owner Trust
Series 2021-4A, Class E, 3.34%, 7/17/2028 (c)	1,600,000	1,578,937
Series 2023-1A, Class C, 5.55%, 10/16/2028 (c)	415,149	416,406
Series 2022-1A, Class E, 5.53%, 3/15/2029 (c)	2,400,000	2,395,769
Series 2022-3A, Class E, 10.99%, 7/16/2029 (c)	3,000,000	3,152,833
Elmwood CLO Ltd. (Cayman Islands)
Series 2023-2A, Class CR, 6.32%, 4/16/2036 (b) (c)	2,615,000	2,611,561
Series 2019-3A, Class BRR, 6.03%, 7/18/2037 (b) (c)	1,650,000	1,654,084
Series 2024-12RA, Class CR, 6.33%, 10/20/2037 (b) (c)	2,308,334	2,312,905
Exeter Automobile Receivables Trust
Series 2022-3A, Class D, 6.76%, 9/15/2028	400,000	405,457
Series 2022-4A, Class D, 5.98%, 12/15/2028	168,000	169,235
Series 2023-3A, Class D, 6.68%, 4/16/2029	954,000	976,006
Series 2023-1A, Class D, 6.69%, 6/15/2029	500,000	509,638
Series 2023-2A, Class D, 6.32%, 8/15/2029	500,000	512,570
Series 2022-1A, Class E, 5.02%, 10/15/2029 (c)	1,070,000	1,052,591
Series 2022-2A, Class E, 6.34%, 10/15/2029 (c)	3,007,000	2,943,277
Series 2023-1A, Class E, 12.07%, 9/16/2030 (c)	900,000	1,023,761
Series 2025-4A, Class D, 5.23%, 1/15/2032	3,445,000	3,467,651
FirstKey Homes Trust
Series 2020-SFR1, Class F1, 3.64%, 8/17/2037 (c)	500,000	498,723
Series 2022-SFR3, Class F1, PO, 7/17/2038 ‡ (c)	1,900,000	1,789,692
Series 2022-SFR3, Class F2, PO, 7/17/2038 ‡ (c)	1,900,000	1,784,859
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2021-SFR2, Class F2, 3.16%, 9/17/2038 (c)	3,300,000	3,179,205
Series 2022-SFR1, Class F1, PO, 5/19/2039 ‡ (c)	2,700,000	2,400,734
Series 2022-SFR1, Class F2, PO, 5/19/2039 ‡ (c)	1,300,000	1,144,534
Series 2022-SFR2, Class F1, 4.50%, 7/17/2039 (c)	4,400,000	4,254,040
Series 2022-SFR2, Class F2, 4.50%, 7/17/2039 (c)	1,400,000	1,347,633
Series 2022-SFR2, Class G, 4.50%, 7/17/2039 (c)	2,300,000	2,185,100
Flagship Credit Auto Trust Series 2023-1, Class B, 5.05%, 1/18/2028 (c)	100,000	100,124
FMC GMSR Issuer Trust Series 2022-GT1, Class B, 7.17%, 4/25/2027 (c)	300,000	303,985
Foundation Finance Trust Series 2023-1A, Class D, 9.18%, 12/15/2043 (c)	320,649	343,027
FREED ABS Trust Series 2022-1FP, Class D, 3.35%, 3/19/2029 (c)	46,706	46,475
GLS Auto Receivables Issuer Trust
Series 2022-2A, Class D, 6.15%, 4/17/2028 (c)	420,000	423,330
Series 2022-2A, Class E, 5.50%, 6/15/2029 (c)	2,500,000	2,497,637
Series 2024-2A, Class C, 6.03%, 2/15/2030 (c)	1,420,000	1,451,146
Series 2024-4A, Class D, 5.65%, 7/15/2030 (c)	2,465,000	2,527,089
GoldenTree Loan Opportunities Ltd. (Cayman Islands) Series 2016-12A, Class CR, 6.54%, 7/21/2030 (b) (c)	1,000,000	1,001,192
Harriman Park CLO Ltd. (Cayman Islands) Series 2020-1A, Class CRR, 6.28%, 7/20/2038 (b) (c)	1,680,000	1,683,634
Hertz Vehicle Financing LLC
Series 2022-4A, Class D, 6.56%, 9/25/2026 (c)	166,667	166,653
Series 2023-1A, Class A, 5.49%, 6/25/2027 (c)	400,000	401,919
Series 2023-1A, Class C, 6.91%, 6/25/2027 (c)	292,000	294,376
Series 2023-3A, Class A, 5.94%, 2/25/2028 (c)	595,000	604,981
Series 2022-2A, Class D, 5.16%, 6/26/2028 (c)	4,000,000	3,894,174
Series 2022-5A, Class D, 6.78%, 9/25/2028 (c)	2,000,000	1,994,301
Series 2024-1A, Class D, 9.22%, 1/25/2029 (c)	2,500,000	2,572,673
SEE NOTES TO FINANCIAL STATEMENTS.

118	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2023-2A, Class D, 9.40%, 9/25/2029 (c)	4,200,000	4,383,152
Series 2023-4A, Class D, 9.44%, 3/25/2030 (c)	1,500,000	1,569,418
Series 2025-4A, Class B, 5.90%, 12/25/2031 (c)	2,245,000	2,290,709
HGI CRE CLO Ltd. (Cayman Islands) Series 2022-FL3, Class E, 8.64%, 4/20/2037 (b) (c)	195,500	194,481
Hilton Grand Vacations Trust Series 2022-1D, Class D, 6.79%, 6/20/2034 (c)	114,649	114,152
HINNT LLC Series 2022-A, Class D, 6.50%, 5/15/2041 (c)	256,910	254,863
Huntington Bank Auto Credit-Linked Notes Series 2024-2, Class B1, 5.44%, 10/20/2032 (c)	2,172,510	2,189,065
Jonah Energy ABS LLC
Series 2022-1, Class C, 12.66%, 8/10/2039 ‡ (c)	3,500,000	3,534,300
Series 2025-1A, Class B, 11.25%, 12/10/2040 ‡ (c)	4,873,331	4,862,609
KKR CLO Ltd. (Cayman Islands)
Series 22A, Class B, 6.19%, 7/20/2031 (b) (c)	250,000	250,472
Series 40A, Class BR, 6.03%, 10/20/2034 (b) (c)	2,000,000	2,000,390
Series 2023-52A, Class CR, 6.34%, 7/16/2038 (b) (c)	1,850,000	1,851,256
LCM Ltd. (Cayman Islands) Series 31A, Class AR, 5.61%, 7/20/2034 (b) (c)	6,000,000	6,004,818
LendingClub Loan Certificate Issuer Trust
Series 2022-NP1, Class CERT, 0.00%, 3/16/2037 ‡ (c)	50,000	182,320
Series 2022-P1, Class CERT, 0.00%, 3/16/2037 ‡ (c)	50,000	123,930
Series 2022-P2, Class CERT, 0.00%, 4/15/2037 ‡ (c)	50,000	136,085
Lendingpoint Asset Securitization Trust
Series 2022-A, Class D, 4.54%, 6/15/2029 (c)	1,187,175	693,636
Series 2022-C, Class C, 8.68%, 2/15/2030 (c)	96,366	94,455
Lendmark Funding Trust
Series 2024-1A, Class A, 5.53%, 6/21/2032 (c)	1,950,000	1,977,728
Series 2024-2A, Class A, 4.47%, 2/21/2034 (c)	915,000	915,248
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2024-2A, Class D, 5.69%, 2/21/2034 (c)	450,000	454,180
Series 2024-2A, Class E, 8.47%, 2/21/2034 (c)	800,000	827,850
Series 2025-1A, Class A, 4.94%, 9/20/2034 (c)	2,100,000	2,126,651
Series 2025-1A, Class D, 6.48%, 9/20/2034 (c)	3,000,000	3,068,564
Series 2025-2A, Class A, 4.78%, 10/20/2034 (c)	5,700,000	5,741,603
Series 2025-2A, Class C, 5.28%, 10/20/2034 (c)	4,000,000	4,031,588
Madison Park Funding Ltd. (Cayman Islands)
Series 2017-23A, Class AR, 5.55%, 7/27/2031 (b) (c)	678,089	678,094
Series 2020-45A, Class BRR, 5.97%, 7/15/2034 (b) (c)	3,530,000	3,532,422
Series 2020-45A, Class CRR, 6.22%, 7/15/2034 (b) (c)	1,075,000	1,075,200
Series 2021-49A, Class B1R, 5.78%, 10/19/2034 (b) (c)	8,050,000	8,028,909
Series 2021-52A, Class B, 6.19%, 1/22/2035 (b) (c)	4,500,000	4,516,079
Magnetite Ltd.
Series 2023-39A, Class BR, 5.87%, 1/25/2037 (b) (c)	1,200,000	1,198,104
Series 2016-17A, Class AR2, 5.83%, 4/20/2037 (b) (c)	2,300,000	2,309,846
Series 2016-17A, Class BR2, 6.28%, 4/20/2037 (b) (c)	2,208,000	2,219,638
Series 2024-40A, Class B1, 6.07%, 7/15/2037 (b) (c)	2,900,000	2,910,539
Mariner Finance issuance Trust
Series 2024-BA, Class A, 4.91%, 11/20/2038 (c)	2,000,000	2,038,546
Series 2024-BA, Class C, 5.73%, 11/20/2038 (c)	635,000	653,069
Mariner Finance Issuance Trust Series 2023-AA, Class E, 11.12%, 10/22/2035 (c)	500,000	523,938
Marlette Funding Trust Series 2023-1A, Class C, 7.20%, 4/15/2033 (c)	342,791	344,968
Nautical Solutions, 9.20%, 8/1/2031 ‡	4,569,663	4,569,663
Neuberger Berman CLO Ltd. (Cayman Islands) Series 2016-22A, Class BR2, 6.32%, 4/15/2038 (b) (c)	1,219,000	1,220,190
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	119

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2021-42A, Class BR, 5.72%, 7/16/2036 (b) (c)	2,260,000	2,257,030
Series 2021-42A, Class CR, 6.17%, 7/16/2036 (b) (c)	4,400,000	4,416,566
Series 2020-38A, Class BR2, 5.73%, 10/20/2036 (b) (c)	4,700,000	4,687,860
Series 2020-38A, Class CR2, 6.21%, 10/20/2036 (b) (c)	2,500,000	2,494,328
Series 2019-34A, Class BR2, 5.98%, 7/20/2039 (b) (c)	3,300,000	3,298,228
New Residential Mortgage Loan Trust
Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (c)	168,000	162,512
Series 2022-SFR1, Class F, 4.44%, 2/17/2039 (c)	2,850,000	2,782,228
Series 2022-SFR2, Class F, 4.00%, 9/4/2039 (c)	5,000,000	4,703,636
NRM FNT1 Excess LLC Series 2024-FNT1, Class A, 7.40%, 11/25/2031 (c) (d)	9,179,934	9,346,433
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (c)	160,461	157,444
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (c)	56,528	55,021
OCP Aegis CLO Ltd. (Cayman Islands) Series 2025-41A, Class B1, 6.08%, 4/21/2037 (b) (c)	4,300,000	4,309,021
OCP CLO Ltd. (Cayman Islands) Series 2022-25A, Class B1R, 6.08%, 7/20/2037 (b) (c)	1,400,000	1,405,181
Octagon Investment Partners Ltd. (Cayman Islands)
Series 2018-1A, Class C, 6.28%, 4/15/2031 (b) (c)	2,000,000	2,003,340
Series 2019-1A, Class BR, 6.17%, 10/25/2032 (b) (c)	2,509,000	2,515,393
Series 2019-1A, Class CR, 6.77%, 10/25/2032 (b) (c)	1,500,000	1,503,795
Series 2019-1A, Class BR, 6.17%, 4/15/2035 (b) (c)	1,000,000	999,500
Octagon Ltd. (Cayman Islands) Series 2022-1A, Class DR, 7.93%, 7/21/2037 (b) (c)	16,800,000	16,768,903
OnDeck Asset Securitization Trust LLC
Series 2023-1A, Class A, 7.00%, 8/19/2030 (c)	468,000	476,021
Series 2024-2A, Class A, 4.98%, 10/17/2031 (c)	600,000	601,454
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2024-2A, Class B, 5.42%, 10/17/2031 (c)	400,000	402,115
OneMain Direct Auto Receivables Trust Series 2025-1A, Class D, 6.10%, 7/14/2037 (c)	1,522,000	1,564,978
Onemain Financial Issuance Trust Series 2025-1A, Class D, 5.79%, 7/14/2038 (c)	1,500,000	1,525,712
Oneslt, 8.00%, 12/15/2030 ‡	3,492,830	3,492,830
Oportun Funding Trust Series 2024-3, Class B, 5.48%, 8/15/2029 (c)	628,000	629,422
Pagaya AI Debt Selection Trust Series 2021-3, Class C, 3.27%, 5/15/2029 (c)	301,690	296,760
Palmer Square CLO Ltd. (Cayman Islands) Series 2021-2A, Class BR, 6.02%, 2/15/2038 (b) (c)	4,300,000	4,311,619
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2022-3A, Class BR, 6.32%, 4/15/2031 (b) (c)	1,858,000	1,864,144
Series 2024-3A, Class A2, 5.88%, 8/8/2032 (b) (c)	1,911,950	1,913,894
Series 2024-3A, Class B, 6.13%, 8/8/2032 (b) (c)	2,000,000	2,004,150
Peace Park CLO Ltd. (Cayman Islands) Series 2021-1A, Class BR, 0.00%, 10/20/2038 (a) (b) (c)	5,400,000	5,400,000
PRET LLC
Series 2024-NPL5, Class A1, 5.96%, 9/25/2054 (c) (d)	706,435	708,126
Series 2024-NPL7, Class A1, 5.93%, 10/25/2054 (c) (d)	2,210,310	2,212,564
Series 2024-NPL9, Class A1, 5.85%, 12/25/2054 (c) (d)	1,915,668	1,928,802
Series 2025-NPL2, Class A1, 5.84%, 3/25/2055 (c) (d)	8,015,215	8,074,904
Series 2025-NPL4, Class A1, 6.37%, 4/25/2055 (c) (d)	5,573,461	5,637,157
Series 2025-NPL3, Class A1, 6.71%, 4/25/2055 (c) (d)	6,926,349	7,023,845
PRET Trust Series 2025-NPL1, Class A1, 6.06%, 2/25/2055 (c) (d)	13,908,843	14,028,770
Progress Residential Trust Series 2023-SFR1, Class E1, 6.15%, 3/17/2040 (c)	736,000	737,979
Purewest ABS Issuer LLC
Series 2025-1, Class A2, 6.53%, 4/5/2040 ‡ (c)	1,990,732	2,024,774
Series 2025-1, Class B, 10.28%, 4/5/2040 ‡ (c)	4,851,822	4,851,822
SEE NOTES TO FINANCIAL STATEMENTS.

120	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Republic Finance Issuance Trust
Series 2021-A, Class D, 5.23%, 12/22/2031 (c)	800,000	780,787
Series 2024-A, Class A, 5.91%, 8/20/2032 (c)	2,563,000	2,593,339
Series 2024-B, Class A, 5.42%, 11/20/2037 (c)	3,631,000	3,702,548
RFT TRUST
Series 2024-2, Class A1, 7.11%, 9/27/2028 (c) (d)	2,954,708	2,951,605
Series 2024-2, Class A2, 8.81%, 9/27/2028 (c) (d)	2,954,708	2,951,727
RR Ltd. (Cayman Islands)
Series 2021-18A, Class A2, 6.18%, 10/15/2034 (b) (c)	1,000,000	999,500
Series 2020-12A, Class A2R3, 5.92%, 1/15/2036 (b) (c)	2,796,000	2,799,257
Santander Bank Auto Credit-Linked Notes Series 2023-B, Class E, 8.41%, 12/15/2033 (c)	1,408,564	1,434,138
Santander Drive Auto Receivables Trust
Series 2021-3, Class D, 1.33%, 9/15/2027	271,869	271,405
Series 2023-4, Class B, 5.77%, 12/15/2028	428,000	433,265
Series 2024-1, Class C, 5.45%, 3/15/2030	1,000,000	1,015,462
Series 2022-7, Class C, 6.69%, 3/17/2031	174,000	177,619
Series 2025-2, Class D, 5.47%, 5/15/2031	2,400,000	2,453,541
Series 2025-3, Class D, 5.11%, 9/15/2031	5,730,000	5,776,666
Series 2024-3, Class D, 5.97%, 10/15/2031	1,906,000	1,965,433
Series 2024-4, Class D, 5.32%, 12/15/2031	1,958,000	1,989,971
Series 2024-5, Class D, 5.14%, 2/17/2032	1,247,000	1,262,846
SBA Small Business Investment Cos.
Series 2023-10A, Class 1, 5.17%, 3/10/2033	1,492,665	1,520,473
Series 2023-10B, Class 1, 5.69%, 9/10/2033	1,792,845	1,862,311
Series 2024-10A, Class 1, 5.04%, 3/10/2034	6,538,633	6,638,299
Shackleton CLO Ltd. (Cayman Islands) Series 2019-15A, Class BR, 6.13%, 1/15/2032 (b) (c)	2,000,000	2,001,838
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Stifel SBA Trust Series 2025-2A, Class A1, 2.54%, 8/25/2036 (b) (c)	60,549,224	3,723,777
STRU, 4.50%, 8/2/2035 ‡	7,000,000	5,808,906
Subway Funding LLC Series 2024-1A, Class A23, 6.51%, 7/30/2054 (c)	9,348,357	9,621,376
Symphony CLO Ltd. (Cayman Islands)
Series 2018-19A, Class B, 5.93%, 4/16/2031 (b) (c)	1,900,000	1,901,184
Series 2018-19A, Class C, 6.33%, 4/16/2031 (b) (c)	940,000	941,379
Series 2019-21A, Class CR2, 6.07%, 7/15/2032 (b) (c)	3,000,000	2,969,844
Series 2020-23A, Class CR2, 6.07%, 1/15/2034 (b) (c)	3,600,000	3,583,904
Series 2021-29A, Class BR, 5.93%, 10/15/2035 (b) (c)	6,455,000	6,455,000
Series 2022-32A, Class BR, 5.92%, 10/23/2035 (b) (c)	4,225,000	4,225,000
Series 2016-18A, Class CR4, 6.23%, 10/23/2037 (b) (c)	8,180,000	8,180,000
Theorem Funding Trust
Series 2022-2A, Class B, 9.27%, 12/15/2028 (c)	393,419	396,315
Series 2022-3A, Class A, 7.60%, 4/15/2029 (c)	3,078	3,081
Tricon Residential Trust Series 2022-SFR1, Class E2, 5.74%, 4/17/2039 (c)	101,000	100,376
TRTX Issuer Ltd. (Cayman Islands) Series 2025-FL6, Class A, 5.90%, 9/18/2042 (b) (c)	3,050,000	3,057,073
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	21,458	21,412
Series 2016-1, Class B, 3.65%, 1/7/2026	17,882	17,748
Upstart Pass-Through Trust
Series 2022-PT2, Class A, 16.30%, 2/20/2030 ‡ (b) (c)	102,214	102,214
Series 2022-PT3, Class A, 17.85%, 4/20/2030 ‡ (b) (c)	67,550	67,215
VCAT LLC Series 2025-NPL3, Class A1, 5.89%, 2/25/2055 (c) (d)	1,360,309	1,366,200
VistaJet Pass Through Trust Series 2021-1C, 9.50%, 8/15/2031 (c)	1,560,000	1,557,382
Voya CLO Ltd. (Cayman Islands) Series 2019-4A, Class BR, 6.33%, 1/15/2035 (b) (c)	2,000,000	2,006,254
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	121

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Western Funding Auto Loan Trust
Series 2025-1, Class A, 4.75%, 7/16/2035 (c)	4,615,000	4,659,290
Series 2025-1, Class D, 5.79%, 1/15/2036 (c)	2,540,000	2,578,756
Westlake Automobile Receivables Trust
Series 2021-3A, Class F, 4.25%, 6/15/2028 (c)	2,000,000	1,976,166
Series 2023-1A, Class D, 6.79%, 11/15/2028 (c)	437,000	449,251
Series 2023-3A, Class D, 6.47%, 3/15/2029 (c)	632,000	651,408
Series 2024-1A, Class D, 6.02%, 10/15/2029 (c)	576,000	587,286
Series 2024-3A, Class D, 5.21%, 4/15/2030 (c)	3,900,000	3,928,897
Total Asset-Backed Securities (Cost $606,412,605)		610,576,178
Foreign Government Securities — 3.3%
Arab Republic of Egypt
7.60%, 3/1/2029 (j)	3,100,000	3,155,800
8.63%, 2/4/2030 (c)	829,000	852,212
8.63%, 2/4/2030 (j)	800,000	822,400
5.88%, 2/16/2031 (j)	900,000	806,850
7.63%, 5/29/2032 (j)	1,200,000	1,143,300
9.45%, 2/4/2033 (c)	446,000	460,218
7.30%, 9/30/2033 (j)	200,000	182,312
8.50%, 1/31/2047 (j)	700,000	580,888
8.70%, 3/1/2049 (j)	700,000	590,408
8.88%, 5/29/2050 (j)	300,000	255,564
Argentine Republic
1.00%, 7/9/2029	800,000	633,265
4.12%, 7/9/2035 (d)	3,000,000	1,902,000
Barbados Government Bond 8.00%, 6/26/2035 (j)	1,000,000	1,008,875
Benin Government Bond
7.96%, 2/13/2038 (c)	1,080,000	1,059,901
7.96%, 2/13/2038 (j)	950,000	932,320
Commonwealth of the Bahamas 8.25%, 6/24/2036 (c)	2,277,000	2,351,002
Democratic Socialist Republic of Sri Lanka
4.00%, 4/15/2028 (c)	550,379	523,548
3.10%, 1/15/2030 (c) (d)	186,462	171,545
3.35%, 3/15/2033 (c) (d)	365,742	304,023
3.60%, 6/15/2035 (c) (d)	1,346,960	963,076
3.60%, 5/15/2036 (c) (d)	171,396	143,544
3.60%, 2/15/2038 (c) (d)	342,936	287,638
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Dominican Republic Government Bond
5.50%, 2/22/2029 (j)	350,000	352,905
7.05%, 2/3/2031 (c)	510,000	545,017
7.05%, 2/3/2031 (j)	1,500,000	1,602,990
6.00%, 2/22/2033 (c)	150,000	151,800
6.00%, 2/22/2033 (j)	500,000	506,000
6.95%, 3/15/2037 (c)	2,900,000	3,030,500
6.40%, 6/5/2049 (j)	2,050,000	1,971,844
7.15%, 2/24/2055 (c)	1,750,000	1,814,162
5.88%, 1/30/2060 (j)	1,450,000	1,251,930
Federal Republic of Nigeria
7.63%, 11/21/2025 (j)	600,000	599,796
6.50%, 11/28/2027 (j)	1,100,000	1,101,716
6.13%, 9/28/2028 (j)	3,200,000	3,140,992
7.14%, 2/23/2030 (j)	2,100,000	2,081,100
8.75%, 1/21/2031 (j)	1,000,000	1,038,125
7.88%, 2/16/2032 (j)	500,000	493,595
10.38%, 12/9/2034 (c)	1,400,000	1,533,350
Federative Republic of Brazil 7.13%, 5/13/2054	800,000	777,600
Hashemite Kingdom of Jordan
5.75%, 1/31/2027 (j)	1,000,000	996,690
7.75%, 1/15/2028 (j)	1,000,000	1,039,666
7.50%, 1/13/2029 (j)	1,000,000	1,041,908
5.85%, 7/7/2030 (j)	2,100,000	2,069,613
7.38%, 10/10/2047 (j)	2,000,000	1,855,000
Islamic Republic of Pakistan
8.25%, 9/30/2025 (j)	400,000	400,200
6.00%, 4/8/2026 (c)	1,100,000	1,093,400
6.00%, 4/8/2026 (j)	1,700,000	1,689,800
6.88%, 12/5/2027 (j)	3,100,000	3,055,050
7.38%, 4/8/2031 (j)	2,500,000	2,359,375
8.88%, 4/8/2051 (j)	400,000	352,100
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (c)	1,067,000	1,164,044
Kingdom of Bahrain
7.38%, 5/14/2030 (j)	700,000	743,288
5.45%, 9/16/2032 (j)	600,000	578,643
7.50%, 9/20/2047 (j)	600,000	618,564
Kingdom of Morocco 6.50%, 9/8/2033 (j)	400,000	427,200
Republic of Angola
9.50%, 11/12/2025 (j)	1,000,000	1,004,375
8.25%, 5/9/2028 (j)	3,000,000	2,952,187
8.00%, 11/26/2029 (j)	3,400,000	3,217,250
8.75%, 4/14/2032 (j)	400,000	367,770
8.75%, 4/14/2032 (c)	600,000	551,655
SEE NOTES TO FINANCIAL STATEMENTS.

122	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Republic of Armenia 3.60%, 2/2/2031 (j)	1,200,000	1,076,400
Republic of Colombia
3.00%, 1/30/2030	200,000	178,200
3.13%, 4/15/2031	600,000	513,300
8.00%, 4/20/2033	500,000	536,500
8.00%, 11/14/2035	800,000	841,000
8.75%, 11/14/2053	2,279,000	2,411,182
Republic of Costa Rica
6.55%, 4/3/2034 (c)	920,000	974,510
7.00%, 4/4/2044 (j)	400,000	416,124
7.30%, 11/13/2054 (c)	1,065,000	1,129,901
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (j)	799,000	807,238
7.63%, 1/30/2033 (j)	2,600,000	2,612,194
6.13%, 6/15/2033 (j)	2,300,000	2,131,088
8.08%, 4/1/2036 (c)	2,481,000	2,459,291
8.25%, 1/30/2037 (c)	3,600,000	3,576,420
Republic of Ecuador
6.90%, 7/31/2030 (d) (j)	4,600,000	4,144,600
6.90%, 7/31/2035 (d) (j)	2,889,403	2,181,499
5.00%, 7/31/2040 (d) (j)	3,150,000	2,053,406
Republic of El Salvador
8.63%, 2/28/2029 (j)	1,852,000	1,950,971
9.25%, 4/17/2030 (c)	2,390,000	2,567,003
7.12%, 1/20/2050 (j)	350,000	292,929
9.50%, 7/15/2052 (j)	350,000	361,692
9.65%, 11/21/2054 (c)	2,957,000	3,090,065
Republic of Ghana
Zero Coupon, 7/3/2026 (c)	235,200	225,792
5.00%, 7/3/2029 (c) (d)	3,232,400	3,090,983
Zero Coupon, 1/3/2030 (c)	467,101	391,781
5.00%, 7/3/2035 (c) (d)	765,600	624,921
Republic of Guatemala
6.05%, 8/6/2031 (j)	2,000,000	2,072,800
6.60%, 6/13/2036 (c)	700,000	733,467
6.25%, 8/15/2036 (c)	1,221,000	1,250,641
6.55%, 2/6/2037 (c)	200,000	207,200
Republic of Honduras
6.25%, 1/19/2027 (j)	1,350,000	1,353,375
8.63%, 11/27/2034 (c)	1,250,000	1,331,875
Republic of Iraq 5.80%, 1/15/2028 (j)	1,171,875	1,163,452
Republic of Kenya
7.25%, 2/28/2028 (j)	500,000	504,375
9.75%, 2/16/2031 (c)	1,635,000	1,720,331
9.75%, 2/16/2031 (j)	1,100,000	1,157,409
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

8.00%, 5/22/2032 (j)	200,000	193,844
9.50%, 3/5/2036 (c)	3,427,000	3,387,384
Republic of Montenegro 7.25%, 3/12/2031 (c)	1,950,000	2,055,904
Republic of Namibia 5.25%, 10/29/2025 (j)	200,000	199,084
Republic of Panama
6.40%, 2/14/2035	800,000	804,800
7.88%, 3/1/2057	1,400,000	1,498,189
Republic of Paraguay
6.10%, 8/11/2044 (j)	1,000,000	986,000
5.60%, 3/13/2048 (j)	1,000,000	912,810
5.40%, 3/30/2050 (c)	2,600,000	2,288,455
Republic of Rwanda 5.50%, 8/9/2031 (c)	2,000,000	1,755,000
Republic of Senegal
7.75%, 6/10/2031 (j)	4,200,000	3,464,635
6.25%, 5/23/2033 (j)	3,100,000	2,299,828
Republic of Serbia
6.50%, 9/26/2033 (c)	400,000	425,000
6.00%, 6/12/2034 (c)	800,000	819,200
6.00%, 6/12/2034 (j)	400,000	409,600
Republic of South Africa
5.88%, 4/20/2032	200,000	198,203
7.10%, 11/19/2036 (c)	1,800,000	1,812,600
6.25%, 3/8/2041	500,000	444,023
5.75%, 9/30/2049	900,000	683,023
7.30%, 4/20/2052	200,000	182,900
7.95%, 11/19/2054 (c)	2,542,000	2,458,025
Republic of Trinidad and Tobago 6.40%, 6/26/2034 (j)	500,000	499,625
Republic of Turkiye (The)
9.38%, 3/14/2029	200,000	222,424
7.13%, 2/12/2032	400,000	410,800
9.38%, 1/19/2033	200,000	230,174
7.63%, 5/15/2034	1,164,000	1,223,131
Republic of Uzbekistan 5.38%, 2/20/2029 (j)	200,000	199,510
Republic of Uzbekistan International Bond
7.85%, 10/12/2028 (c)	200,000	213,650
6.95%, 5/25/2032 (c)	500,000	530,287
Republic of Zambia
5.75%, 6/30/2033 (c) (d)	1,131,296	1,053,757
0.50%, 12/31/2053 (j)	1,700,000	1,132,931
Romania Government Bond 7.50%, 2/10/2037 (c)	1,400,000	1,486,800
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	123

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
State of Mongolia
3.50%, 7/7/2027 (j)	1,200,000	1,141,500
8.65%, 1/19/2028 (c)	900,000	950,625
6.63%, 2/25/2030 (c)	400,000	400,500
4.45%, 7/7/2031 (j)	200,000	177,250
Sultanate of Oman Government Bond 7.00%, 1/25/2051 (j)	1,800,000	1,983,942
Suriname Government International Bond 7.95% (Blend (Cash 4.95% + PIK 3.00%)), 7/15/2033 (e) (j)	914,955	905,009
Turkiye Ihracat Kredi Bankasi A/S 9.00%, 1/28/2027 (c)	400,000	420,000
Total Foreign Government Securities (Cost $155,739,341)		161,296,226
Loan Assignments — 0.6% (i) (l)
Aerospace & Defense — 0.0% ^
TransDigm, Inc., 1st Lien Term Loan J (3-MONTH CME TERM SOFR + 2.50%), 6.80%, 2/28/2031	149,246	149,340
Automobile Components — 0.0% ^
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 1/31/2031	632,695	633,093
Building Products — 0.1%
EMRLD Borrower LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 8/4/2031	1,364,455	1,361,275
MIWD Holdco II LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 7.07%, 3/28/2031	994,981	998,872
Quikrete Holdings, Inc., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 6.57%, 2/10/2032	1,546,125	1,545,166
		3,905,313
Commercial Services & Supplies — 0.0% ^
Madison IAQ LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.50%), 6.70%, 6/21/2028	497,416	497,953
Raven Acquisition Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 11/19/2031	398,558	399,518
		897,471
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Containers & Packaging — 0.0% ^
Clydesdale Acquisition Holdings, Inc., 1st Lien Delayed Draw Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 7.57%, 4/1/2032	485	484
Clydesdale Acquisition Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 7.57%, 4/1/2032	923,849	922,657
		923,141
Diversified Consumer Services — 0.0% ^
Belron Finance 2019 LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.74%, 10/16/2031	287,619	288,841
Wand NewCo 3, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 1/30/2031	1,048,501	1,046,017
		1,334,858
Electrical Equipment — 0.0% ^
Vertiv Group Corp., 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 1.75%), 6.10%, 3/2/2027	372,188	371,931
Electronic Equipment, Instruments & Components — 0.0% ^
LSF12 Crown US Commercial Bidco LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.50%), 7.78%, 12/2/2031	804,000	807,682
Financial Services — 0.0% ^
Boost Newco Borrower LLC, 1st Lien Term Loan B-2 (3-MONTH CME TERM SOFR + 2.00%), 6.30%, 1/31/2031	373,127	373,221
Ground Transportation — 0.0% ^
Genesee & Wyoming, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 1.75%), 6.05%, 4/10/2031	1,326,032	1,319,548
Health Care Equipment & Supplies — 0.0% ^
Medline Borrower LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.00%), 6.32%, 10/23/2028	580,249	580,191
Health Care Providers & Services — 0.0% ^
Phoenix Newco, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 6.82%, 11/15/2028	572,616	572,913
SEE NOTES TO FINANCIAL STATEMENTS.

124	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Insurance — 0.1%
Asurion LLC, 1st Lien Term Loan B-13 (1-MONTH CME TERM SOFR + 4.25%), 8.57%, 9/19/2030	533,333	526,933
HUB International Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.58%, 6/20/2030	1,377,197	1,379,497
		1,906,430
IT Services — 0.1%
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 2.75%), 7.05%, 2/3/2031	1,090,499	1,090,728
MH Sub I LLC, 1st Lien Term Loan
(1-MONTH CME TERM SOFR + 4.25%), 8.57%, 5/3/2028	447,309	414,011
(1-MONTH CME TERM SOFR + 4.25%), 8.57%, 12/31/2031	302,746	261,119
		1,765,858
Leisure Products — 0.1%
Varsity Brands, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 7.45%, 8/26/2031	1,492,260	1,496,931
Machinery — 0.0% ^
SPX FLOW, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.07%, 4/5/2029	500,000	502,690
Terex Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 6.07%, 10/8/2031	448,875	449,203
		951,893
Media — 0.0% ^
CSC Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.50%), 8.86%, 1/18/2028	492,424	490,499
Oil, Gas & Consumable Fuels — 0.0% ^
EPIC Crude Services LP, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.83%, 10/15/2031	344,408	345,376
Passenger Airlines — 0.0% ^
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.58%, 4/20/2028	381,397	380,028
Jetblue Airways Corp., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.75%), 9.07%, 8/13/2029	930,481	877,444
		1,257,472
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pharmaceuticals — 0.0% ^
1261229 BC Ltd., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 6.25%), 10.57%, 10/8/2030	1,195,000	1,177,410
Professional Services — 0.0% ^
First Advantage Holdings LLC, 1st Lien Term Loan B-3 (1-MONTH CME TERM SOFR + 2.75%), 7.07%, 10/31/2031	685,435	686,724
WEC US Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.53%, 1/27/2031	496,241	496,156
		1,182,880
Semiconductors & Semiconductor Equipment — 0.0% ^
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.10%), 7.08%, 2/1/2029	446,547	445,431
Software — 0.1%
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 7.07%, 2/15/2029	1,245,344	1,244,049
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.32%, 11/25/2031	714,210	714,845
Central Parent LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 7.55%, 7/6/2029	446,625	372,691
Icon Parent, Inc., 1st Lien Term Loan (6-MONTH CME TERM SOFR + 3.00%), 7.09%, 11/13/2031	1,172,063	1,172,344
Rocket Software, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 8.07%, 11/28/2028	593,006	594,192
UKG, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.50%), 6.81%, 2/10/2031	1,142,600	1,141,652
		5,239,773
Specialty Retail — 0.1%
Petco Health & Wellness Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.81%, 3/3/2028	665,000	640,342
PetSmart LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 8.36%, 8/18/2032	1,632,990	1,615,647
White Cap Supply Holdings LLC, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 7.57%, 10/19/2029	372,187	372,225
		2,628,214
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	125

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Trading Companies & Distributors — 0.0% ^
QXO Building Products, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 7.30%, 4/30/2032	143,556	144,744
Total Loan Assignments (Cost $30,991,938)		30,901,613
Municipal Bonds — 0.2% (m)
California — 0.0% ^
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2025A, Rev., AMT, 9.50%, 1/1/2035 (b) (c)	2,200,000	2,021,785
Nevada — 0.1%
State of Nevada, Department of Business and Industry, Brighline West Passenger Rail Project Series 2025A, Rev., AMT, 9.50%, 1/1/2033 (b) (c)	3,000,000	2,756,997
New York — 0.1%
New York City Housing Development Corp., Multi-Family Mortgage, 8 Spruce Street Project
Series 2024, Rev., 5.46%, 12/15/2031	5,566,000	5,708,660
Series 2024, Rev., 6.03%, 12/15/2031	650,000	668,176
Total New York		6,376,836
Total Municipal Bonds (Cost $11,250,500)		11,155,618
Supranational — 0.1%
Banque Ouest Africaine de Developpement (Supranational), (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year), 8.20%, 2/13/2055 (c) (i) (Cost $1,801,814)	1,800,000	1,827,000
	SHARES
Common Stocks — 0.0% ^
Specialty Retail — 0.0% ^
Rite Aid ‡ *(Cost $—)	364	—
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 1.9%
Investment Companies — 1.9%
JPMorgan Prime Money Market Fund Class IM Shares, 4.36% (n) (o) (Cost $91,280,524)	91,261,401	91,288,780
Total Investments — 105.5% (Cost $5,054,558,379)		5,118,436,726
Liabilities in Excess of Other Assets — (5.5)%		(268,076,158)
NET ASSETS — 100.0%		4,850,360,568

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
AMT	Alternative Minimum Tax
CIFC	Commercial Industrial Finance Corp.
CME	Chicago Mercantile Exchange
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
PIK	Payment In Kind
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

^	Amount rounds to less than 0.1% of net assets.
SEE NOTES TO FINANCIAL STATEMENTS.

126	August 31, 2025

‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(b)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2025.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2025.

(e)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(f)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
August 31, 2025 is $11,512,361 or 0.24% of the
Fund’s net assets as of August 31, 2025.

(g)	Security is an interest bearing note with preferred security characteristics.
(h)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of August 31, 2025.

(i)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2025.
(j)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(k)	Defaulted security.
(l)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(m)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(n)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(o)	The rate shown is the current yield as of August 31, 2025.
TBA Short Commitments

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
FNMA / FHLMC UMBS, Single Family, 30 Year
TBA, 3.50%, 9/25/2055 (a)	(18,660,000)	(16,855,252)
TBA, 2.50%, 10/25/2055 (a)	(33,900,000)	(28,140,325)
TBA, 3.50%, 10/25/2055 (a)	(21,440,000)	(19,360,514)
TBA, 4.00%, 10/25/2055 (a)	(41,600,000)	(38,800,204)
TBA, 5.00%, 10/25/2055 (a)	(75,000,000)	(73,906,826)
TBA, 6.00%, 10/25/2055 (a)	(25,400,000)	(25,925,889)
GNMA II, Single Family, 30 Year
TBA, 3.00%, 9/15/2055 (a)	(118,200,000)	(104,657,392)
TBA, 4.50%, 9/15/2055 (a)	(145,600,000)	(140,209,504)
TBA, 6.00%, 9/15/2055 (a)	(99,780,000)	(101,758,374)
TBA, 4.00%, 10/15/2055 (a)	(87,403,000)	(81,507,747)
(Proceeds received of $627,787,836)		(631,122,027)

Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

(a)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	127

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
Futures contracts outstanding as of August 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-BTP	608	09/08/2025	EUR	85,533,729	(468,561)
U.S. Treasury 10 Year Note	1,504	12/19/2025	USD	169,223,500	773,963
U.S. Treasury 10 Year Ultra Note	394	12/19/2025	USD	45,082,219	279,494
U.S. Treasury 2 Year Note	1,243	12/31/2025	USD	259,272,321	281,063
U.S. Treasury 5 Year Note	3,128	12/31/2025	USD	342,516,000	1,311,011
					2,176,970
Short Contracts
Euro-Buxl 30 Year Bond	(236)	09/08/2025	EUR	(31,392,161)	1,229,678
U.S. Treasury 10 Year Ultra Note	(818)	12/19/2025	USD	(93,597,094)	(431,903)
U.S. Treasury Long Bond	(767)	12/19/2025	USD	(87,629,750)	(260,028)
U.S. Treasury Ultra Bond	(502)	12/19/2025	USD	(58,435,938)	192,700
U.S. Treasury 5 Year Note	(868)	12/31/2025	USD	(95,046,000)	(369,143)
					361,304
					2,538,274

Abbreviations
EUR	Euro
USD	United States Dollar
Forward foreign currency exchange contracts outstanding as of August 31, 2025:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	1,100,000	USD	1,284,700	Morgan Stanley	9/15/2025	3,197
JPY	842,267,941	USD	5,718,929	Goldman Sachs International	9/16/2025	20,794
JPY	646,398,134	USD	4,395,516	Morgan Stanley	9/16/2025	9,432
Total unrealized appreciation						33,423
USD	904,267	EUR	777,998	Morgan Stanley	9/15/2025	(6,625)
JPY	16,155,143,881	USD	110,296,689	BNP Paribas	9/16/2025	(205,765)
Total unrealized depreciation						(212,390)
Net unrealized depreciation						(178,967)

Abbreviations
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

128	August 31, 2025

Over-the-Counter ("OTC") Credit default swap contracts outstanding — buy protection (*) as of August 31, 2025:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Bank of America Corp., 3.50%, 04/19/2026	1.00	Quarterly	Morgan Stanley	6/20/2028	0.40	USD2,200,000	10,300	(50,232)	(39,932)
Bank of America Corp., 3.50%, 04/19/2026	1.00	Quarterly	Morgan Stanley	6/20/2028	0.40	USD5,000,000	4,912	(95,668)	(90,756)
							15,212	(145,900)	(130,688)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of August 31, 2025:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.44-V1	5.00	Quarterly	6/20/2030	3.21	USD 5,791,000	(315,710)	(158,548)	(474,258)
CDX.NA.HY.44-V1	5.00	Quarterly	6/20/2030	3.21	USD 5,793,000	(316,883)	(157,539)	(474,422)
CDX.NA.HY.44-V1	5.00	Quarterly	6/20/2030	3.21	USD 44,723,000	(2,579,875)	(1,082,748)	(3,662,623)
						(3,212,468)	(1,398,835)	(4,611,303)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	129

JPMorgan Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
Summary of total OTC swap contracts outstanding as of August 31, 2025:

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Liabilities
OTC Credit default swap contracts outstanding - buy protection	15,212	(130,688)
SEE NOTES TO FINANCIAL STATEMENTS.

130	August 31, 2025

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 61.0%
Australia — 0.9%
APA Infrastructure Ltd. 2.00%, 7/15/2030 (a)	EUR150,000	166,323
Commonwealth Bank of Australia 2.69%, 3/11/2031 (b) (c)	1,250,000	1,130,929
Glencore Capital Finance DAC
4.15%, 4/29/2031 (a)	EUR1,600,000	1,942,266
3.75%, 2/4/2032 (a)	EUR500,000	590,602
Glencore Funding LLC
5.40%, 5/8/2028 (b)	450,000	462,662
6.38%, 10/6/2030 (b)	29,000	31,265
2.85%, 4/27/2031 (b)	450,000	410,262
2.63%, 9/23/2031 (b)	398,000	354,902
5.63%, 4/4/2034 (b)	2,433,000	2,496,408
5.67%, 4/1/2035 (b)	2,070,000	2,117,863
		9,703,482
Austria — 0.1%
Benteler International AG 7.25%, 6/15/2031 (b)	EUR253,000	318,522
Lenzing AG (EURIBOR ICE Swap Rate 3 Year + 12.11%), 9.00%, 4/9/2028 (a) (d) (e) (f)	EUR400,000	469,645
		788,167
Belgium — 0.9%
Azelis Finance NV
5.75%, 3/15/2028 (a)	EUR1,300,000	1,565,001
4.75%, 9/25/2029 (a)	EUR900,000	1,091,964
KBC Group NV
(EURIBOR ICE Swap Rate 5 Year + 4.93%), 8.00%, 9/5/2028 (a) (c) (d) (e) (f)	EUR1,000,000	1,305,901
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (b) (f)	200,000	206,704
(EUR Swap Annual 5 Year + 2.25%), 4.75%, 4/17/2035 (a) (f)	EUR500,000	611,997
Ontex Group NV 5.25%, 4/15/2030 (a)	EUR1,700,000	2,035,257
Shurgard Luxembourg SARL 4.00%, 5/27/2035 (a)	EUR1,600,000	1,870,903
Telenet Finance Luxembourg Notes SARL 3.50%, 3/1/2028 (a)	EUR800,000	934,670
		9,622,397
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Brazil — 0.4%
Braskem Netherlands Finance BV 7.25%, 2/13/2033 (a)	350,000	249,095
Guara Norte SARL 5.20%, 6/15/2034 (b)	1,014,143	977,380
Klabin Austria GmbH 7.00%, 4/3/2049 (a)	200,000	203,500
MV24 Capital BV 6.75%, 6/1/2034 (b)	735,981	721,336
Suzano Austria GmbH
3.75%, 1/15/2031	48,000	44,927
7.00%, 3/16/2047 (a)	200,000	216,862
Vale Overseas Ltd. 6.40%, 6/28/2054	700,000	696,850
Yinson Bergenia Production BV 8.50%, 1/31/2045 (b)	1,080,000	1,131,840
		4,241,790
Canada — 0.9%
Bank of Nova Scotia (The)
2.45%, 2/2/2032	1,420,000	1,248,123
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.59%, 5/4/2037 (c) (f)	570,000	546,901
Canadian Pacific Railway Co. 3.50%, 5/1/2050	90,000	63,727
Emera US Finance LP 2.64%, 6/15/2031	6,272,000	5,581,794
Emera, Inc. Series 16-A, (3-MONTH SOFR + 5.44%), 6.75%, 6/15/2076 (f)	236,000	237,482
Enbridge, Inc.
Series NC5, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.25%, 1/15/2084 (f)	1,253,000	1,334,669
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.50%, 1/15/2084 (f)	623,000	704,746
Transcanada Trust Series 16-A, (3-MONTH SOFR + 4.64%), 5.88%, 8/15/2076 (f)	57,000	57,035
		9,774,477
Chile — 0.0% ^
Alfa Desarrollo SpA 4.55%, 9/27/2051 (b)	335,936	263,710
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	131

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
China — 0.0% ^
CFAMC III Co. Ltd. 4.25%, 11/7/2027 (a)	200,000	197,808
Country Garden Holdings Co. Ltd. 3.13%, 10/22/2025 (a) (g)	530,000	46,375
		244,183
Colombia — 0.0% ^
AI Candelaria -Spain- SA 5.75%, 6/15/2033 (b)	250,000	219,250
Denmark — 0.5%
Danske Bank A/S
(EURIBOR ICE Swap Rate 1 Year + 0.88%), 0.75%, 6/9/2029 (a) (f)	EUR500,000	554,327
(EURIBOR ICE Swap Rate 1 Year + 1.70%), 4.75%, 6/21/2030 (a) (f)	EUR1,800,000	2,242,594
Orsted A/S (EUR Swap Annual 5 Year + 2.62%), 5.25%, 12/8/3022 (a) (f)	EUR2,000,000	2,381,039
		5,177,960
El Salvador — 0.0% ^
Comision Ejecutiva Hidroelectrica del Rio Lempa 8.65%, 1/24/2033 (b)	341,000	348,805
France — 8.8%
Airbus SE
1.63%, 6/9/2030 (a)	EUR1,100,000	1,226,287
1.38%, 5/13/2031 (a)	EUR300,000	324,247
Alstom SA (EURIBOR ICE Swap Rate 5 Year + 2.93%), 5.87%, 5/29/2029 (a) (d) (e) (f)	EUR1,500,000	1,854,569
Altice France SA
5.88%, 2/1/2027 (a)	EUR2,300,000	2,455,212
3.38%, 1/15/2028 (a)	EUR2,100,000	2,126,843
4.13%, 1/15/2029 (a)	EUR300,000	305,283
Autoroutes du Sud de la France SA
1.13%, 4/20/2026 (a)	EUR800,000	929,930
3.25%, 1/19/2033 (a)	EUR600,000	693,116
AXA SA (EURIBOR 3 Month + 3.75%), 3.38%, 7/6/2047 (a) (f)	EUR600,000	708,160
Banijay Entertainment SAS 7.00%, 5/1/2029 (a)	EUR1,268,000	1,543,429
Bertrand Franchise Finance SAS 6.50%, 7/18/2030 (a)	EUR800,000	948,017
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

France — continued
BNP Paribas SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.35%), 8.50%, 8/14/2028 (b) (c) (d) (e) (f)	1,000,000	1,062,164
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.90%), 7.75%, 8/16/2029 (b) (c) (d) (e) (f)	1,020,000	1,071,233
(EURIBOR ICE Swap Rate 5 Year + 4.63%), 7.38%, 6/11/2030 (a) (c) (d) (e) (f)	EUR400,000	514,866
(EURIBOR 3 Month + 0.95%), 4.13%, 9/26/2032 (a) (f)	EUR500,000	614,306
(SOFR + 1.62%), 5.79%, 1/13/2033 (b) (f)	2,744,000	2,859,198
(SOFR + 1.92%), 5.91%, 11/19/2035 (b) (f)	870,000	886,420
BPCE SA
(SOFR + 2.10%), 5.98%, 1/18/2027 (b) (f)	2,038,000	2,048,105
(EURIBOR 3 Month + 1.00%), 0.50%, 9/15/2027 (a) (f)	EUR400,000	458,407
4.38%, 7/13/2028 (a)	EUR900,000	1,099,869
(SOFR + 1.31%), 2.28%, 1/20/2032 (b) (f)	3,716,000	3,263,645
(SOFR + 1.73%), 3.12%, 10/19/2032 (b) (f)	250,000	220,832
(SOFR + 2.04%), 6.29%, 1/14/2036 (b) (f)	1,077,000	1,133,191
Cerba Healthcare SACA 3.50%, 5/31/2028 (a)	EUR419,000	337,659
Chrome Holdco SAS 5.00%, 5/31/2029 (a)	EUR175,000	12,907
Cie de Saint-Gobain SA 3.50%, 4/4/2033 (a)	EUR1,700,000	1,989,964
Credit Agricole SA
(SOFR + 0.89%), 1.25%, 1/26/2027 (b) (f)	1,000,000	986,883
(U.K. Government Bonds 1 Year Note Generic Bid Yield + 2.60%), 5.75%, 11/29/2027 (a) (f)	GBP500,000	684,026
2.00%, 3/25/2029 (a)	EUR200,000	225,728
SEE NOTES TO FINANCIAL STATEMENTS.

132	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
France — continued
(EURIBOR ICE Swap Rate 5 Year + 4.21%), 6.50%, 9/23/2029 (a) (c) (d) (e) (f)	EUR300,000	368,632
(SOFR + 1.86%), 6.32%, 10/3/2029 (b) (f)	1,545,000	1,629,842
(SOFR + 1.74%), 5.86%, 1/9/2036 (b) (f)	1,250,000	1,298,507
Electricite de France SA
(EUR Swap Annual 5 Year + 2.86%), 2.63%, 12/1/2027 (a) (d) (e) (f)	EUR800,000	915,101
(EUR Swap Annual 5 Year + 4.86%), 7.50%, 9/6/2028 (a) (d) (e) (f)	EUR1,800,000	2,314,145
(EUR Swap Annual 5 Year + 3.97%), 3.38%, 6/15/2030 (a) (d) (e) (f)	EUR2,400,000	2,676,695
6.25%, 5/23/2033 (b)	4,250,000	4,609,244
Elis SA 1.63%, 4/3/2028 (a)	EUR1,200,000	1,361,306
Engie SA 1.25%, 10/24/2041 (a)	EUR200,000	150,848
Eutelsat SA
1.50%, 10/13/2028 (a)	EUR1,600,000	1,736,467
9.75%, 4/13/2029 (a)	EUR1,250,000	1,578,528
Forvia SE
2.38%, 6/15/2027 (a)	EUR1,600,000	1,842,437
3.75%, 6/15/2028 (a)	EUR1,650,000	1,922,667
5.63%, 6/15/2030 (b)	EUR234,000	280,876
5.63%, 6/15/2030 (a)	EUR700,000	840,226
5.50%, 6/15/2031 (a)	EUR1,300,000	1,548,311
iliad SA
5.38%, 6/14/2027 (a)	EUR600,000	727,770
1.88%, 2/11/2028 (a)	EUR1,000,000	1,141,929
5.38%, 2/15/2029 (a)	EUR500,000	617,823
5.63%, 2/15/2030 (a)	EUR2,300,000	2,888,750
Loxam SAS 4.50%, 2/15/2027 (a)	EUR388,000	457,382
Maya SAS
5.63%, 10/15/2028 (a)	EUR450,000	534,157
6.88%, 4/15/2031 (a)	EUR800,000	989,531
New Immo Holding SA
3.25%, 7/23/2027 (a)	EUR1,200,000	1,372,644
5.88%, 4/17/2028 (a)	EUR400,000	477,183
Orange SA (EUR Swap Annual 5 Year + 2.10%), 1.75%, 7/15/2028 (a) (d) (e) (f)	EUR1,100,000	1,216,623
Paprec Holding SA
3.50%, 7/1/2028 (a)	EUR1,073,000	1,255,396
4.13%, 7/15/2030 (b)	EUR648,000	766,971
4.50%, 7/15/2032 (b)	EUR482,000	571,750
Picard Groupe SAS 6.38%, 7/1/2029 (a)	EUR600,000	733,233
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

France — continued
RCI Banque SA (EURIBOR ICE Swap Rate 5 Year + 2.75%), 5.50%, 10/9/2034 (a) (f)	EUR1,100,000	1,350,969
Renault SA
2.00%, 9/28/2026 (a)	EUR900,000	1,042,655
2.50%, 6/2/2027 (a)	EUR400,000	464,948
1.13%, 10/4/2027 (a)	EUR1,800,000	2,032,089
Rexel SA
2.13%, 6/15/2028 (a)	EUR1,800,000	2,053,259
5.25%, 9/15/2030 (a)	EUR500,000	610,702
SNF Group SACA 4.50%, 3/15/2032 (a)	EUR900,000	1,080,624
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.93%), 4.75%, 5/26/2026 (b) (c) (d) (e) (f)	400,000	393,447
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.45%), 10.00%, 11/14/2028 (b) (c) (d) (e) (f)	440,000	484,253
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.13%, 11/21/2029 (b) (c) (d) (e) (f)	1,050,000	1,083,639
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (b) (c) (d) (e) (f)	525,000	482,621
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.10%, 4/13/2033 (b) (f)	3,277,000	3,421,838
TotalEnergies Capital International SA 3.13%, 5/29/2050	1,240,000	814,766
TotalEnergies Capital SA 5.28%, 9/10/2054	2,008,000	1,855,302
Valeo SE
5.38%, 5/28/2027 (a)	EUR1,200,000	1,447,014
4.50%, 4/11/2030 (a)	EUR1,600,000	1,882,421
5.13%, 5/20/2031 (a)	EUR700,000	829,734
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	133

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
France — continued
Veolia Environnement SA
(EURIBOR ICE Swap Rate 5 Year + 2.15%), 1.63%, 6/1/2026 (a) (d) (e) (f)	EUR1,100,000	1,265,143
(EUR Swap Annual 5 Year + 2.82%), 5.99%, 11/22/2028 (a) (d) (e) (f)	EUR900,000	1,125,118
(EURIBOR ICE Swap Rate 5 Year + 2.05%), 4.37%, 5/20/2030 (a) (d) (e) (f)	EUR1,400,000	1,666,506
Vinci SA 1.75%, 9/26/2030 (a)	EUR100,000	110,534
Viridien
8.50%, 10/15/2030 (b)	EUR386,000	452,435
8.50%, 10/15/2030 (a)	EUR850,000	996,295
		98,355,782
Germany — 7.0%
Adler Pelzer Holding GmbH 9.50%, 4/1/2027 (a)	EUR393,000	456,511
Allianz SE (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 5.60%, 9/3/2054 (b) (f)	400,000	406,480
Aroundtown Finance SARL (EURIBOR ICE Swap Rate 5 Year + 2.35%), 5.00%, 4/16/2029 (d) (e) (f)	EUR500,000	548,381
ASK Chemicals Deutschland Holding GmbH
10.00%, 11/15/2029 (b)	EUR382,000	442,244
10.00%, 11/15/2029 (a)	EUR350,000	405,197
Bayer AG (EUR Swap Annual 5 Year + 3.90%), 7.00%, 9/25/2083 (a) (f)	EUR2,800,000	3,569,438
Birkenstock Financing SARL 5.25%, 4/30/2029 (a)	EUR1,800,000	2,128,008
Cheplapharm Arzneimittel GmbH
4.38%, 1/15/2028 (a)	EUR1,000,000	1,155,693
7.50%, 5/15/2030 (a)	EUR1,300,000	1,562,495
7.13%, 6/15/2031 (b)	EUR685,000	816,403
Commerzbank AG
(EUR Swap Annual 5 Year + 4.35%), 4.00%, 12/5/2030 (a) (f)	EUR300,000	351,045
(EURIBOR ICE Swap Rate 5 Year + 5.13%), 7.88%, 10/9/2031 (a) (c) (d) (e) (f)	EUR1,800,000	2,367,426
Series 1061, (EURIBOR 3 Month + 1.38%), 3.63%, 1/14/2032 (a) (f)	EUR2,500,000	2,959,694
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Germany — continued
(EURIBOR 3 Month + 1.25%), 4.00%, 7/16/2032 (a) (f)	EUR3,900,000	4,688,939
CT Investment GmbH
6.38%, 4/15/2030 (b)	EUR197,000	239,351
6.38%, 4/15/2030 (a)	EUR1,300,000	1,579,470
Deutsche Bahn AG Series CB, (EUR Swap Annual 5 Year + 1.89%), 1.60%, 7/18/2029 (a) (d) (e) (f)	EUR300,000	324,205
Deutsche Bank AG
(EURIBOR 3 Month + 2.05%), 1.75%, 11/19/2030 (a) (f)	EUR1,900,000	2,092,420
(EURIBOR 3 Month + 1.50%), 1.38%, 2/17/2032 (a) (f)	EUR700,000	734,289
(SOFR + 2.26%), 3.74%, 1/7/2033 (f)	450,000	412,284
(SOFR + 2.05%), 5.40%, 9/11/2035 (f)	1,160,000	1,168,509
Evonik Industries AG (EUR Swap Annual 5 Year + 1.84%), 1.38%, 9/2/2081 (a) (f)	EUR1,000,000	1,139,647
Fressnapf Holding SE 5.25%, 10/31/2031 (a)	EUR2,300,000	2,755,976
Heidelberg Materials Finance Luxembourg SA 4.88%, 11/21/2033 (a)	EUR4,150,000	5,294,942
IHO Verwaltungs GmbH
(8.75% (Cash), 5/15/2028 (a) (h) (i)	EUR1,263,169	1,544,968
7.00% (Cash), 11/15/2031 (a) (h)	EUR1,873,000	2,354,726
Nidda Healthcare Holding GmbH
7.00%, 2/21/2030 (a)	EUR1,600,000	1,951,752
5.38%, 10/23/2030 (b)	EUR832,000	994,846
Phoenix PIB Dutch Finance BV 4.88%, 7/10/2029 (a)	EUR1,700,000	2,083,996
Progroup AG 5.13%, 4/15/2029 (a)	EUR900,000	1,058,464
Schaeffler AG
3.38%, 10/12/2028 (a)	EUR1,300,000	1,519,617
4.75%, 8/14/2029 (a)	EUR1,900,000	2,289,441
5.38%, 4/1/2031 (a)	EUR900,000	1,095,912
Siemens Financieringsmaatschappij NV 3.63%, 5/27/2036 (a)	EUR500,000	592,757
SEE NOTES TO FINANCIAL STATEMENTS.

134	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Germany — continued
Techem Verwaltungsgesellschaft 675 mbH 5.38%, 7/15/2029 (a)	EUR2,046,000	2,476,645
TK Elevator Midco GmbH 4.38%, 7/15/2027 (a)	EUR740,000	866,301
TUI Cruises GmbH
6.25%, 4/15/2029 (b)	EUR124,000	151,390
6.25%, 4/15/2029 (a)	EUR1,500,000	1,831,330
Volkswagen Group of America Finance LLC 5.80%, 3/27/2035 (b)	200,000	203,672
Volkswagen International Finance NV
(EUR Swap Annual 10 Year + 3.98%), 4.63%, 6/27/2028 (a) (d) (e) (f)	EUR300,000	355,335
3.25%, 11/18/2030 (a)	EUR600,000	700,115
Volkswagen Leasing GmbH 4.00%, 4/11/2031 (a)	EUR5,050,000	6,086,517
Vonovia SE
0.75%, 9/1/2032 (a)	EUR4,500,000	4,371,144
4.25%, 4/10/2034 (a)	EUR1,000,000	1,203,266
Wintershall Dea Finance 2 BV (EURIBOR ICE Swap Rate 5 Year + 3.94%), 6.12%, 5/8/2030 (a) (d) (e) (f)	EUR1,400,000	1,705,708
ZF Europe Finance BV
2.00%, 2/23/2026 (a)	EUR1,000,000	1,158,887
2.50%, 10/23/2027 (a)	EUR800,000	894,959
6.13%, 3/13/2029 (a)	EUR600,000	710,904
ZF Finance GmbH
2.25%, 5/3/2028 (a)	EUR1,500,000	1,630,706
3.75%, 9/21/2028 (a)	EUR1,100,000	1,224,134
		78,656,539
Greece — 0.5%
Alpha Bank SA (EURIBOR ICE Swap Rate 5 Year + 3.27%), 6.00%, 9/13/2034 (a) (f)	EUR1,000,000	1,255,466
Eurobank Ergasias Services and Holdings SA (EUR Swap Annual 5 Year + 3.71%), 6.25%, 4/25/2034 (a) (f)	EUR1,400,000	1,758,299
Piraeus Financial Holdings SA
(EUR Swap Annual 5 Year + 4.77%), 7.25%, 4/17/2034 (a) (f)	EUR1,200,000	1,542,025
(EURIBOR ICE Swap Rate 5 Year + 3.15%), 5.38%, 9/18/2035 (a) (f)	EUR600,000	735,576
		5,291,366
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

India — 0.1%
Greenko Dutch BV 3.85%, 3/29/2026 (b)	176,000	173,976
Greenko Power II Ltd. 4.30%, 12/13/2028 (b)	1,447,462	1,375,003
		1,548,979
Indonesia — 0.2%
Indonesia Asahan Aluminium PT 5.45%, 5/15/2030 (b)	1,140,000	1,177,267
Pertamina Persero PT 3.65%, 7/30/2029 (b)	400,000	388,500
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.13%, 5/15/2027 (a)	200,000	199,224
		1,764,991
Ireland — 1.7%
AerCap Ireland Capital DAC
6.10%, 1/15/2027	635,000	648,887
5.75%, 6/6/2028	342,000	354,721
4.63%, 9/10/2029	150,000	151,214
3.30%, 1/30/2032	3,758,000	3,440,567
AIB Group plc (EUR Swap Annual 1 Year + 1.95%), 4.63%, 7/23/2029 (a) (f)	EUR300,000	368,227
Avolon Holdings Funding Ltd.
5.50%, 1/15/2026 (b)	315,000	315,447
6.38%, 5/4/2028 (b)	285,000	298,081
5.75%, 3/1/2029 (b)	2,030,000	2,100,765
5.75%, 11/15/2029 (b)	567,000	588,263
5.15%, 1/15/2030 (b)	1,840,000	1,868,318
5.38%, 5/30/2030 (b)	6,419,000	6,586,343
eircom Finance DAC
5.75%, 12/15/2029 (a)	EUR1,810,000	2,207,150
5.00%, 4/30/2031 (a)	EUR500,000	595,020
		19,523,003
Italy — 6.2%
Agrifarma SpA 4.50%, 10/31/2028 (a)	EUR1,550,000	1,821,635
Autostrade per l'Italia SpA 5.13%, 6/14/2033 (a)	EUR1,850,000	2,347,652
Banca Monte dei Paschi di Siena SpA (EURIBOR 3 Month + 1.30%), 3.50%, 5/28/2031 (a) (f)	EUR700,000	823,846
Dolcetto Holdco SpA 5.63%, 7/14/2032 (b)	EUR545,000	652,942
Enel Finance International NV
1.63%, 7/12/2026 (b) (j)	1,010,000	986,203
3.50%, 4/6/2028 (b)	200,000	196,175
2.13%, 7/12/2028 (b) (j)	425,000	400,119
0.75%, 6/17/2030 (a) (j)	EUR200,000	211,499
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	135

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Italy — continued
0.88%, 1/17/2031 (a)	EUR493,000	515,284
2.50%, 7/12/2031 (b) (j)	536,000	477,639
5.00%, 6/15/2032 (b)	6,000,000	6,067,217
Enel SpA
Series 63.5, (EUR Swap Annual 5 Year + 2.58%), 3.38%, 8/24/2026 (a) (d) (e) (f)	EUR800,000	938,423
Series 9.5Y, (EUR Swap Annual 5 Year + 2.01%), 1.88%, 6/8/2030 (a) (d) (e) (f)	EUR500,000	523,435
Eni SpA
4.25%, 5/9/2029 (b)	250,000	250,250
5.75%, 5/19/2035 (b)	5,690,000	5,875,131
Fibercop SpA
2.88%, 1/28/2026 (a)	EUR200,000	233,741
3.63%, 5/25/2026 (a)	EUR400,000	470,489
2.38%, 10/12/2027 (a)	EUR500,000	575,196
6.88%, 2/15/2028 (a)	EUR1,784,000	2,237,896
1.63%, 1/18/2029	EUR1,402,000	1,535,809
7.75%, 1/24/2033	EUR800,000	1,099,102
Generali
2.43%, 7/14/2031 (a)	EUR200,000	222,792
(EURIBOR 3 Month + 5.35%), 5.50%, 10/27/2047 (a) (f)	EUR200,000	245,848
Guala Closures SpA 3.25%, 6/15/2028 (a)	EUR1,134,000	1,301,649
Infrastrutture Wireless Italiane SpA
1.63%, 10/21/2028 (a)	EUR800,000	899,795
3.75%, 4/1/2030 (a)	EUR100,000	118,752
Intesa Sanpaolo SpA
(EUR Swap Annual 5 Year + 7.19%), 7.75%, 1/11/2027 (a) (c) (d) (e) (f)	EUR276,000	339,441
(EUR Swap Annual 5 Year + 5.56%), 6.38%, 3/30/2028 (a) (c) (d) (e) (f)	EUR200,000	246,119
5.25%, 1/13/2030 (a)	EUR1,595,000	2,047,423
5.13%, 8/29/2031 (a)	EUR200,000	258,614
(EURIBOR 3 Month + 1.48%), 3.85%, 9/16/2032 (a) (f)	EUR3,150,000	3,760,502
6.63%, 6/20/2033 (b)	1,220,000	1,332,704
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (b) (f)	680,000	558,948
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Italy — continued
Lottomatica Group Spa
4.88%, 1/31/2031 (b)	EUR472,000	565,255
4.88%, 1/31/2031 (a)	EUR1,000,000	1,197,573
Lottomatica Group SpA 5.38%, 6/1/2030 (a)	EUR1,491,000	1,806,867
Mundys SpA
1.88%, 7/13/2027 (a)	EUR550,000	634,231
1.88%, 2/12/2028 (a)	EUR1,400,000	1,594,615
4.75%, 1/24/2029 (a)	EUR2,400,000	2,943,784
Neopharmed Gentili SpA 7.13%, 4/8/2030 (a)	EUR1,428,000	1,740,626
Pro-Gest SpA 3.25%, 12/15/2024 (a) (g)	EUR477,000	214,846
Rekeep SpA
9.00%, 9/15/2029 (b)	EUR261,000	303,814
9.00%, 9/15/2029 (a)	EUR600,000	698,422
Rossini SARL 6.75%, 12/31/2029 (a)	EUR2,032,000	2,507,191
TeamSystem SpA 3.50%, 2/15/2028 (a)	EUR185,000	214,434
Telecom Italia Finance SA 7.75%, 1/24/2033	EUR100,000	144,020
Telecom Italia SpA
6.88%, 2/15/2028 (a)	EUR1,096,000	1,384,573
7.88%, 7/31/2028 (a)	EUR1,760,000	2,303,719
1.63%, 1/18/2029 (a)	EUR898,000	1,001,497
UniCredit SpA
(EURIBOR ICE Swap Rate 5 Year + 7.33%), 7.50%, 6/3/2026 (a) (c) (d) (e) (f)	EUR400,000	484,339
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (f)	200,000	196,345
(EUR Swap Annual 5 Year + 4.61%), 4.45%, 12/3/2027 (a) (c) (d) (e) (f)	EUR200,000	234,281
(EURIBOR 3 Month + 0.85%), 0.93%, 1/18/2028 (a) (f)	EUR600,000	687,230
(EURIBOR 3 Month + 1.90%), 4.80%, 1/17/2029 (a) (f)	EUR1,100,000	1,350,131
(EURIBOR ICE Swap Rate 5 Year + 4.21%), 6.50%, 12/3/2031 (a) (c) (d) (e) (f)	EUR1,000,000	1,241,318
(EUR Swap Annual 5 Year + 2.80%), 2.73%, 1/15/2032 (a) (f)	EUR200,000	232,812
SEE NOTES TO FINANCIAL STATEMENTS.

136	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Italy — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (b) (f)	410,000	376,383
(EURIBOR 3 Month + 1.40%), 3.80%, 1/16/2033 (a) (f)	EUR2,000,000	2,367,685
4.20%, 6/11/2034 (a)	EUR2,600,000	3,123,643
		69,121,904
Jamaica — 0.1%
Digicel International Finance Ltd. 8.63%, 8/1/2032 (b)	605,000	618,411
Japan — 0.7%
Mitsubishi UFJ Financial Group, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.34%, 1/19/2028 (f)	707,000	688,573
Nissan Motor Co. Ltd. 5.25%, 7/17/2029 (b)	EUR505,000	609,437
Rakuten Group, Inc. (EUR Swap Annual 5 Year + 4.49%), 4.25%, 4/22/2027 (a) (d) (e) (f)	EUR1,600,000	1,806,293
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/2028	1,110,000	1,135,996
1.00%, 7/9/2029	EUR363,000	395,565
5.30%, 7/5/2034	2,842,000	2,903,376
		7,539,240
Jersey — 0.1%
Waga Bondco Ltd.
8.50%, 6/15/2030 (b)	GBP220,000	289,173
8.50%, 6/15/2030 (a)	GBP900,000	1,182,981
		1,472,154
Kazakhstan — 0.2%
KazMunayGas National Co. JSC
5.38%, 4/24/2030 (a)	600,000	611,028
5.75%, 4/19/2047 (a)	1,620,000	1,452,492
		2,063,520
Luxembourg — 1.9%
Altice Financing SA 3.00%, 1/15/2028 (a)	EUR700,000	647,287
Altice France Holding SA
8.00%, 5/15/2027 (a) (g)	EUR573,000	239,115
4.00%, 2/15/2028 (a)	EUR200,000	84,933
Essendi SA
6.38%, 10/15/2029 (a)	EUR2,055,000	2,540,773
5.50%, 11/15/2031 (a)	EUR1,300,000	1,557,051
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Luxembourg — continued
Herens Midco SARL 5.25%, 5/15/2029 (a)	EUR1,503,000	1,110,884
INEOS Finance plc
6.63%, 5/15/2028 (a)	EUR700,000	837,177
6.38%, 4/15/2029 (a)	EUR1,398,000	1,632,511
Logicor Financing SARL 1.63%, 1/17/2030 (a)	EUR2,000,000	2,176,898
Matterhorn Telecom SA 3.13%, 9/15/2026 (a)	EUR330,602	386,781
Monitchem HoldCo 3 SA 8.75%, 5/1/2028 (a)	EUR500,000	590,966
PLT VII Finance SARL 6.00%, 6/15/2031 (a)	EUR1,677,000	2,033,009
SELP Finance SARL, REIT
0.88%, 5/27/2029 (a)	EUR1,400,000	1,514,490
3.75%, 1/16/2032 (a)	EUR2,500,000	2,949,787
SES SA
(EURIBOR ICE Swap Rate 5 Year + 3.19%), 2.88%, 5/27/2026 (a) (d) (e) (f)	EUR1,600,000	1,832,220
0.88%, 11/4/2027 (a)	EUR130,000	146,109
(EURIBOR ICE Swap Rate 5 Year + 3.23%), 5.50%, 9/12/2054 (a) (f)	EUR1,000,000	1,163,763
		21,443,754
Malaysia — 0.1%
Petronas Capital Ltd. 3.40%, 4/28/2061 (b)	1,246,000	822,372
Mexico — 1.0%
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033 (b) (c) (f)	1,290,000	1,257,750
Bimbo Bakeries USA, Inc. 5.38%, 1/9/2036 (b)	1,000,000	1,000,000
Cemex SAB de CV (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.53%), 5.13%, 6/8/2026 (b) (d) (e) (f)	1,148,000	1,139,849
Comision Federal de Electricidad 6.45%, 1/24/2035 (b)	566,000	568,009
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 1/31/2041 (b)	1,516,467	1,558,519
Petroleos Mexicanos
8.75%, 6/2/2029	1,273,745	1,348,450
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	137

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Mexico — continued
5.95%, 1/28/2031	1,895,000	1,775,615
10.00%, 2/7/2033	455,000	508,071
6.63%, 6/15/2035	179,000	161,637
7.69%, 1/23/2050	895,000	763,247
Saavi Energia SARL 8.88%, 2/10/2035 (b)	1,185,000	1,259,430
Southern Copper Corp. 5.88%, 4/23/2045	140,000	140,458
		11,481,035
Morocco — 0.1%
OCP SA
6.10%, 4/30/2030 (b)	560,000	576,800
6.88%, 4/25/2044 (a)	945,000	939,906
		1,516,706
Netherlands — 1.8%
ABN AMRO Bank NV (EUR Swap Annual 5 Year + 4.67%), 4.38%, 9/22/2025 (a) (c) (d) (e) (f)	EUR200,000	234,226
BE Semiconductor Industries NV 4.50%, 7/15/2031 (a)	EUR1,200,000	1,449,697
Cooperatieve Rabobank UA
(EUR Swap Annual 5 Year + 4.68%), 4.38%, 6/29/2027 (a) (c) (d) (e) (f)	EUR1,000,000	1,172,034
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (b) (f)	890,000	881,969
Flora Food Management BV 6.88%, 7/2/2029 (a)	EUR1,742,000	2,038,683
ING Groep NV
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.34%), 5.75%, 11/16/2026 (c) (d) (e) (f)	495,000	495,717
(USD SOFR ICE Swap Rate 5 Year + 4.36%), 8.00%, 5/16/2030 (a) (c) (d) (e) (f)	400,000	432,935
Koninklijke KPN NV (EURIBOR ICE Swap Rate 5 Year + 1.97%), 4.88%, 6/18/2029 (a) (d) (e) (f)	EUR400,000	488,720
Q-Park Holding I BV
2.00%, 3/1/2027 (a)	EUR400,000	460,632
5.13%, 3/1/2029 (a)	EUR1,193,000	1,436,911
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Netherlands — continued
5.13%, 2/15/2030 (a)	EUR1,500,000	1,808,887
Sunrise HoldCo IV BV 3.88%, 6/15/2029 (a)	EUR1,500,000	1,732,977
Trivium Packaging Finance BV
6.63%, 7/15/2030 (b)	EUR307,000	374,670
6.63%, 7/15/2030 (a)	EUR1,200,000	1,464,508
VZ Vendor Financing II BV 2.88%, 1/15/2029 (a)	EUR1,800,000	1,954,270
Wolters Kluwer NV 3.75%, 4/3/2031 (a)	EUR500,000	605,613
Ziggo Bond Co. BV 3.38%, 2/28/2030 (a)	EUR2,730,000	2,798,038
		19,830,487
New Zealand — 0.0% ^
ANZ New Zealand Int'l Ltd. 2.55%, 2/13/2030 (b)	490,000	457,007
Portugal — 0.7%
EDP Finance BV 1.50%, 11/22/2027 (a)	EUR750,000	863,221
EDP SA
(EURIBOR ICE Swap Rate 5 Year + 2.40%), 4.63%, 9/16/2054 (a) (f)	EUR1,100,000	1,312,225
(EUR Swap Annual 5 Year + 2.38%), 1.88%, 8/2/2081 (a) (f)	EUR500,000	578,842
Series NC5., (EUR Swap Annual 5 Year + 1.89%), 1.50%, 3/14/2082 (a) (f)	EUR400,000	458,323
(EUR Swap Annual 5 Year + 3.18%), 5.94%, 4/23/2083 (a) (f)	EUR3,900,000	4,832,728
		8,045,339
Saudi Arabia — 0.3%
Gaci First Investment Co.
4.88%, 2/14/2035 (a)	1,770,000	1,754,512
5.38%, 1/29/2054 (a)	1,690,000	1,536,227
		3,290,739
South Africa — 0.3%
Anglo American Capital plc
5.50%, 5/2/2033 (b)	2,170,000	2,224,923
5.75%, 4/5/2034 (b)	1,500,000	1,552,920
		3,777,843
Spain — 3.9%
Abertis Infraestructuras Finance BV
(EUR Swap Annual 5 Year + 3.27%), 2.63%, 1/26/2027 (a) (d) (e) (f)	EUR1,700,000	1,956,757
SEE NOTES TO FINANCIAL STATEMENTS.

138	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Spain — continued
(EURIBOR ICE Swap Rate 5 Year + 2.62%), 4.87%, 11/28/2029 (a) (d) (e) (f)	EUR1,500,000	1,806,253
Banco Bilbao Vizcaya Argentaria SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (c) (d) (e) (f)	1,200,000	1,326,376
Banco de Sabadell SA
(EUR Swap Annual 5 Year + 5.17%), 5.00%, 5/19/2027 (a) (c) (d) (e) (f)	EUR200,000	235,201
(EUR Swap Annual 5 Year + 6.83%), 9.38%, 7/18/2028 (a) (c) (d) (e) (f)	EUR400,000	529,405
(EURIBOR ICE Swap Rate 1 Year + 1.25%), 3.50%, 5/27/2031 (a) (f)	EUR1,000,000	1,185,787
(EURIBOR ICE Swap Rate 1 Year + 1.25%), 3.38%, 2/18/2033 (a) (f)	EUR400,000	464,441
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (f)	800,000	778,244
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (c) (d) (e) (f)	600,000	664,187
(EUR Swap Annual 5 Year + 4.43%), 7.00%, 11/20/2029 (a) (c) (d) (e) (f)	EUR600,000	752,838
4.88%, 10/18/2031 (a)	EUR500,000	634,813
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.30%), 9.63%, 5/21/2033 (c) (d) (e) (f)	400,000	471,510
Bankinter SA (EURIBOR ICE Swap Rate 1 Year + 1.10%), 3.50%, 9/10/2032 (a) (f)	EUR1,500,000	1,786,555
CaixaBank SA
1.13%, 3/27/2026 (a)	EUR1,000,000	1,163,007
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Spain — continued
(EURIBOR 3 Month + 1.65%), 5.00%, 7/19/2029 (a) (f)	EUR700,000	868,294
(EURIBOR ICE Swap Rate 5 Year + 5.30%), 7.50%, 1/16/2030 (a) (c) (d) (e) (f)	EUR400,000	519,080
(EURIBOR 3 Month + 1.50%), 4.13%, 2/9/2032 (a) (f)	EUR2,400,000	2,926,018
(EURIBOR 3 Month + 1.30%), 3.63%, 9/19/2032 (a) (f)	EUR1,500,000	1,774,912
(EUR Swap Annual 5 Year + 3.00%), 6.13%, 5/30/2034 (a) (f)	EUR200,000	254,575
(SOFR + 2.77%), 6.84%, 9/13/2034 (b) (f)	2,175,000	2,407,646
Cellnex Finance Co. SA 2.25%, 4/12/2026 (a)	EUR500,000	583,981
Cirsa Finance International SARL
7.88%, 7/31/2028 (a)	EUR1,100,000	1,337,200
6.50%, 3/15/2029 (a)	EUR1,249,000	1,520,954
eDreams ODIGEO SA 4.88%, 12/30/2030 (b)	EUR661,000	782,486
Grifols SA
2.25%, 11/15/2027 (a)	EUR765,000	878,765
3.88%, 10/15/2028 (a)	EUR925,000	1,052,990
Grupo Antolin Irausa SA
3.50%, 4/30/2028 (a)	EUR750,000	656,628
10.38%, 1/30/2030 (a)	EUR448,000	392,763
Iberdrola International BV Series NC5, (EUR Swap Annual 5 Year + 2.32%), 1.87%, 1/28/2026 (a) (d) (e) (f)	EUR300,000	348,742
Kaixo Bondco Telecom SA 5.13%, 9/30/2029 (a)	EUR1,142,000	1,351,954
Lorca Telecom Bondco SA
4.00%, 9/18/2027 (a)	EUR1,666,000	1,951,165
5.75%, 4/30/2029 (a)	EUR1,150,000	1,399,679
Telefonica Emisiones SA 4.67%, 3/6/2038	150,000	135,807
Telefonica Europe BV
(EUR Swap Annual 8 Year + 2.97%), 3.88%, 6/22/2026 (a) (d) (e) (f)	EUR900,000	1,058,954
(EUR Swap Annual 6 Year + 2.87%), 2.88%, 2/24/2028 (a) (d) (e) (f)	EUR1,400,000	1,603,566
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	139

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Spain — continued
(EUR Swap Annual 7 Year + 3.35%), 6.14%, 2/3/2030 (a) (d) (e) (f)	EUR3,800,000	4,805,637
(EURIBOR ICE Swap Rate 8 Year + 3.62%), 6.75%, 6/7/2031 (a) (d) (e) (f)	EUR700,000	906,325
		43,273,495
Sweden — 1.1%
Asmodee Group AB
5.75%, 12/15/2029 (b)	EUR104,000	127,611
5.75%, 12/15/2029 (a)	EUR1,306,667	1,603,320
Assemblin Caverion Group AB 6.25%, 7/1/2030 (a)	EUR800,000	977,792
Heimstaden Bostad AB (EUR Swap Annual 5 Year + 3.91%), 3.38%, 1/15/2026 (a) (d) (e) (f)	EUR1,100,000	1,275,075
Samhallsbyggnadsbolaget I Norden Holding AB 2.25%, 7/12/2027 (a)	EUR900,000	971,378
Svenska Handelsbanken AB (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (a) (c) (d) (e) (f)	1,000,000	935,263
Verisure Holding AB
3.88%, 7/15/2026 (a)	EUR365,000	426,408
3.25%, 2/15/2027 (a)	EUR1,800,000	2,099,351
5.50%, 5/15/2030 (b)	EUR450,000	546,650
5.50%, 5/15/2030 (a)	EUR879,000	1,067,789
Verisure Midholding AB 5.25%, 2/15/2029 (a)	EUR1,450,000	1,704,358
Volvo Car AB 2.50%, 10/7/2027 (a)	EUR740,000	857,236
		12,592,231
Switzerland — 1.7%
Dufry One BV
2.00%, 2/15/2027 (a)	EUR1,575,000	1,815,142
4.75%, 4/18/2031 (a)	EUR1,000,000	1,207,088
Holcim Finance Luxembourg SA
0.50%, 4/23/2031 (a)	EUR1,400,000	1,415,278
0.63%, 1/19/2033 (a)	EUR500,000	480,732
Holcim Sterling Finance Netherlands BV 2.25%, 4/4/2034 (a)	GBP300,000	315,292
Swiss Re Finance Luxembourg SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (b) (f)	200,000	200,626
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Switzerland — continued
Tyco Electronics Group SA 3.25%, 1/31/2033	EUR200,000	232,721
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (b) (f)	1,122,000	1,125,145
4.28%, 1/9/2028 (b)	1,898,000	1,895,701
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (b) (c) (d) (e) (f)	585,000	641,124
(EURIBOR ICE Swap Rate 1 Year + 4.95%), 7.75%, 3/1/2029 (a) (f)	EUR400,000	522,996
(EURIBOR ICE Swap Rate 1 Year + 0.78%), 2.88%, 2/12/2030 (a) (f)	EUR1,200,000	1,400,079
(SOFR + 3.73%), 4.19%, 4/1/2031 (b) (f)	974,000	962,542
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.10%, 2/11/2032 (b) (f)	280,000	246,188
(EURIBOR ICE Swap Rate 1 Year + 1.60%), 4.75%, 3/17/2032 (a) (f)	EUR2,000,000	2,509,495
(SOFR + 1.73%), 3.09%, 5/14/2032 (b) (f)	561,000	516,363
0.63%, 1/18/2033 (a)	EUR1,000,000	959,602
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.75%, 2/11/2033 (b) (f)	430,000	378,988
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (b) (c) (d) (e) (f)	800,000	939,511
Zurich Insurance Co. Ltd. (EURIBOR 3 Month + 3.95%), 3.50%, 10/1/2046 (a) (f)	EUR700,000	824,307
		18,588,920
Taiwan — 0.1%
TSMC Arizona Corp. 4.25%, 4/22/2032	380,000	379,574
SEE NOTES TO FINANCIAL STATEMENTS.

140	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Taiwan — continued
TSMC Global Ltd.
1.25%, 4/23/2026 (b)	700,000	687,337
2.25%, 4/23/2031 (b)	700,000	627,830
		1,694,741
Trinidad And Tobago — 0.0% ^
Trinidad Generation UnLtd. 7.75%, 6/16/2033 (b)	491,000	514,907
United Kingdom — 7.8%
888 Acquisitions Ltd.
7.56%, 7/15/2027 (b)	EUR230,000	269,295
7.56%, 7/15/2027 (a)	EUR685,000	800,997
Amber Finco plc 6.63%, 7/15/2029 (a)	EUR2,015,000	2,480,112
AstraZeneca plc
0.38%, 6/3/2029 (a)	EUR700,000	752,238
4.00%, 9/18/2042	3,290,000	2,795,423
Barclays plc
(SOFR + 2.22%), 6.49%, 9/13/2029 (f)	2,770,000	2,936,183
(GBP SWAP OIS SONIA 1 Year + 2.55%), 7.09%, 11/6/2029 (a) (f)	GBP500,000	718,105
(SONIA + 2.06%), 5.85%, 3/21/2035 (a) (f)	GBP2,000,000	2,711,484
(EURIBOR ICE Swap Rate 1 Year + 1.55%), 4.35%, 5/8/2035 (a) (f)	EUR500,000	606,238
BAT Capital Corp. 7.08%, 8/2/2043	2,505,000	2,778,774
BCP V Modular Services Finance II plc
4.75%, 11/30/2028 (a)	EUR550,000	604,524
6.50%, 7/10/2031 (b)	EUR961,000	1,053,290
Bellis Acquisition Co. plc
8.13%, 5/14/2030 (a)	GBP500,000	649,441
8.00%, 7/1/2031 (b)	EUR615,000	729,099
Boots Group Finco LP 5.38%, 8/31/2032 (b)	EUR316,000	379,384
Cadent Finance plc
0.63%, 3/19/2030 (a)	EUR800,000	837,953
3.75%, 4/16/2033 (a)	EUR1,300,000	1,531,589
Centrica plc 4.38%, 3/13/2029 (a)	GBP200,000	267,827
EC Finance plc 3.25%, 10/15/2026 (a) (j)	EUR1,099,000	1,266,396
Eversholt Funding plc 2.74%, 6/30/2040 (a)	GBP615,390	699,382
Gatwick Funding Ltd. 2.50%, 4/15/2030 (a)	GBP700,000	853,771
Hammerson plc, REIT 5.88%, 10/8/2036 (a)	GBP500,000	651,830
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

United Kingdom — continued
Heathrow Funding Ltd.
1.50%, 10/12/2025 (a)	EUR800,000	935,188
6.75%, 12/3/2026 (a)	GBP300,000	415,092
1.50%, 2/11/2030 (a)	EUR300,000	326,985
1.13%, 10/8/2030 (a)	EUR1,000,000	1,057,232
6.00%, 3/5/2032 (a)	GBP400,000	543,696
4.50%, 7/11/2033 (a)	EUR500,000	619,044
1.88%, 3/14/2034 (a)	EUR250,000	254,344
5.88%, 5/13/2041 (a)	GBP300,000	384,917
HSBC Holdings plc
5.75%, 12/20/2027 (a)	GBP200,000	276,633
(SOFR + 2.61%), 5.21%, 8/11/2028 (f)	380,000	386,051
(SOFR + 1.73%), 2.01%, 9/22/2028 (f)	3,260,000	3,112,566
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (f)	374,000	368,072
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (c) (d) (e) (f)	695,000	644,510
(SOFR + 1.41%), 2.87%, 11/22/2032 (f)	440,000	395,888
Iceland Bondco plc 10.88%, 12/15/2027 (a)	GBP666,000	952,564
INEOS Quattro Finance 2 plc
8.50%, 3/15/2029 (a)	EUR800,000	932,587
6.75%, 4/15/2030 (a)	EUR824,000	897,212
INEOS Styrolution Ludwigshafen GmbH 2.25%, 1/16/2027 (a)	EUR400,000	455,386
Jaguar Land Rover Automotive plc
4.50%, 1/15/2026 (a)	EUR280,000	328,058
4.50%, 7/15/2028 (a)	EUR600,000	710,034
Lloyds Banking Group plc
4.58%, 12/10/2025	200,000	199,904
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.48%), 5.99%, 8/7/2027 (f)	410,000	415,722
Mobico Group plc (U.K. Government Bonds 5 Year Note Generic Bid Yield + 4.14%), 4.25%, 11/26/2025 (a) (d) (e) (f)	GBP194,000	178,010
Motability Operations Group plc 3.50%, 7/17/2031 (a)	EUR2,200,000	2,609,687
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	141

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United Kingdom — continued
National Grid plc
2.18%, 6/30/2026 (a)	EUR900,000	1,051,990
0.25%, 9/1/2028 (a)	EUR800,000	874,186
4.28%, 1/16/2035 (a)	EUR1,000,000	1,206,792
Nationwide Building Society (EURIBOR 3 Month + 1.15%), 3.83%, 7/24/2032 (a) (f)	EUR500,000	598,317
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (c) (d) (e) (f)	350,000	350,256
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.27%), 5.52%, 9/30/2028 (f)	1,885,000	1,931,362
(EURIBOR 3 Month + 0.89%), 0.67%, 9/14/2029 (a) (f)	EUR2,500,000	2,742,634
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (c) (d) (e) (f)	400,000	442,894
NGG Finance plc (EUR Swap Annual 5 Year + 2.53%), 2.13%, 9/5/2082 (a) (f)	EUR1,730,000	1,983,219
Nomad Foods Bondco plc 2.50%, 6/24/2028 (a)	EUR1,475,000	1,681,749
OEG Finance plc 7.25%, 9/27/2029 (a)	EUR1,159,000	1,412,566
PeopleCert Wisdom Issuer plc 5.75%, 9/15/2026 (a)	EUR1,150,000	1,343,485
Pinnacle Bidco plc 8.25%, 10/11/2028 (a)	EUR1,187,000	1,456,139
Punch Finance plc
7.88%, 12/30/2030 (b)	GBP571,000	792,666
7.88%, 12/30/2030 (a)	GBP700,000	971,744
RAC Bond Co. plc 5.25%, 11/4/2027 (a)	GBP1,319,000	1,760,456
RELX Finance BV 0.88%, 3/10/2032 (a)	EUR500,000	508,104
Santander UK Group Holdings plc
(SOFR + 0.99%), 1.67%, 6/14/2027 (f)	900,000	880,835
(SOFR + 2.60%), 6.53%, 1/10/2029 (f)	3,165,000	3,315,414
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

United Kingdom — continued
South Eastern Power Networks plc 5.63%, 9/30/2030 (a)	GBP400,000	558,564
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (b) (f)	2,170,000	2,320,207
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.85%), 4.64%, 4/1/2031 (b) (f)	2,850,000	2,855,344
Synthomer plc 7.38%, 5/2/2029 (a)	EUR1,350,000	1,487,166
Virgin Media Finance plc 3.75%, 7/15/2030 (a)	EUR670,000	755,933
Vmed O2 UK Financing I plc
4.00%, 1/31/2029 (a)	GBP200,000	254,320
3.25%, 1/31/2031 (a)	EUR1,400,000	1,570,225
5.63%, 4/15/2032 (a)	EUR1,100,000	1,316,961
Vodafone Group plc
5.75%, 6/28/2054	2,595,000	2,478,806
(EUR Swap Annual 5 Year + 3.43%), 4.20%, 10/3/2078 (a) (f)	EUR900,000	1,076,691
(USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (f)	429,000	452,671
(EUR Swap Annual 5 Year + 3.48%), 3.00%, 8/27/2080 (a) (f)	EUR1,525,000	1,705,586
(EUR Swap Annual 5 Year + 3.49%), 6.50%, 8/30/2084 (a) (f)	EUR1,500,000	1,909,965
		87,819,964
United States — 10.9%
AbbVie, Inc.
5.05%, 3/15/2034	1,440,000	1,467,023
4.25%, 11/21/2049	897,000	730,850
Accenture Capital, Inc.
4.25%, 10/4/2031	170,000	169,456
4.50%, 10/4/2034	230,000	224,643
AES Corp. (The) 3.95%, 7/15/2030 (b)	42,000	40,533
American Express Co.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (d) (e) (f)	104,000	101,480
(SOFR + 1.79%), 5.67%, 4/25/2036 (f)	250,000	261,225
SEE NOTES TO FINANCIAL STATEMENTS.

142	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
American Medical Systems Europe BV 1.63%, 3/8/2031	EUR100,000	108,710
Ardagh Packaging Finance plc 2.13%, 8/15/2026 (a)	EUR1,900,000	2,165,814
AT&T, Inc.
3.50%, 9/15/2053	130,000	87,031
3.55%, 9/15/2055	99,000	65,830
6.05%, 8/15/2056	690,000	693,757
Bank of America Corp.
(SOFR + 1.29%), 5.08%, 1/20/2027 (f)	210,000	210,496
(SOFR + 1.05%), 2.55%, 2/4/2028 (f)	175,000	171,005
(SOFR + 1.63%), 5.20%, 4/25/2029 (f)	500,000	512,683
(SOFR + 1.57%), 5.82%, 9/15/2029 (f)	1,080,000	1,128,930
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.63%, 5/1/2030 (d) (e) (f)	317,000	326,354
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.35%), 6.25%, 7/26/2030 (d) (e) (f)	970,000	970,866
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (f)	560,000	509,002
(SOFR + 1.32%), 2.69%, 4/22/2032 (f)	249,000	225,889
(SOFR + 1.22%), 2.30%, 7/21/2032 (f)	470,000	414,772
(SOFR + 1.65%), 5.47%, 1/23/2035 (f)	312,000	322,392
(SOFR + 1.91%), 5.43%, 8/15/2035 (f)	795,000	800,210
(SOFR + 1.31%), 5.51%, 1/24/2036 (f)	196,000	201,918
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.85%, 3/8/2037 (f)	812,000	749,954
Baxter International, Inc. 2.54%, 2/1/2032	156,000	135,712
Berkshire Hathaway Energy Co. 4.60%, 5/1/2053	47,000	39,017
Berry Global, Inc. 5.80%, 6/15/2031	760,000	804,768
BG Energy Capital plc 2.25%, 11/21/2029 (a)	EUR200,000	228,244
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

United States — continued
Boeing Co. (The)
3.25%, 2/1/2035	50,000	42,666
5.81%, 5/1/2050	205,000	197,136
3.95%, 8/1/2059	377,000	259,584
BP Capital Markets America, Inc.
2.72%, 1/12/2032	881,000	793,601
4.81%, 2/13/2033	2,400,000	2,407,649
BP Capital Markets BV 3.36%, 9/12/2031 (a)	EUR1,200,000	1,419,583
BP Capital Markets plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 9/1/2025 (d) (e) (f)	43,000	42,948
(EUR Swap Annual 5 Year + 3.52%), 3.25%, 3/22/2026 (a) (d) (e) (f)	EUR1,350,000	1,579,804
(EUR Swap Annual 5 Year + 3.78%), 3.63%, 3/22/2029 (a) (d) (e) (f)	EUR200,000	232,617
Brightstar Lottery plc 2.38%, 4/15/2028 (a)	EUR1,900,000	2,178,126
Bristol-Myers Squibb Co.
5.20%, 2/22/2034	4,297,000	4,411,750
5.55%, 2/22/2054	230,000	221,790
5.65%, 2/22/2064	155,000	148,460
Broadcom, Inc.
4.55%, 2/15/2032	180,000	179,158
3.47%, 4/15/2034 (b)	490,000	439,502
3.14%, 11/15/2035 (b)	1,838,000	1,555,153
Carnival plc 4.13%, 7/15/2031 (b)	EUR959,000	1,131,600
Carrier Global Corp. 4.50%, 11/29/2032	EUR500,000	622,760
CCO Holdings LLC 5.13%, 5/1/2027 (b)	140,000	139,294
Cencora, Inc.
2.70%, 3/15/2031	3,591,000	3,290,849
3.63%, 5/22/2032	EUR500,000	590,851
CF Industries, Inc. 4.95%, 6/1/2043	224,000	200,275
Charter Communications Operating LLC
3.70%, 4/1/2051	308,000	198,348
3.90%, 6/1/2052	282,000	186,877
5.25%, 4/1/2053	165,000	134,867
Cheniere Energy Partners LP
5.95%, 6/30/2033	540,000	565,398
5.75%, 8/15/2034	1,715,000	1,761,455
5.55%, 10/30/2035 (b)	2,120,000	2,139,484
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	143

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
Citigroup, Inc.
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (d) (e) (f)	160,000	158,499
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (d) (e) (f)	686,000	677,996
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (d) (e) (f)	670,000	685,955
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (d) (e) (f)	290,000	292,350
Series FF, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.73%), 6.95%, 2/15/2030 (d) (e) (f)	413,000	419,357
Series GG, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 6.87%, 8/15/2030 (d) (e) (f)	490,000	498,579
(SOFR + 1.34%), 4.54%, 9/19/2030 (f)	755,000	758,421
(SOFR + 1.17%), 2.56%, 5/1/2032 (f)	320,000	287,355
(SOFR + 1.18%), 2.52%, 11/3/2032 (f)	140,000	123,939
(SOFR + 2.34%), 6.27%, 11/17/2033 (f)	250,000	270,942
(SOFR + 2.06%), 5.83%, 2/13/2035 (f)	410,000	421,518
(SOFR + 1.47%), 5.33%, 3/27/2036 (f)	1,045,000	1,056,021
(EURIBOR 3 Month + 1.61%), 4.30%, 7/23/2036 (f)	EUR416,000	489,016
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/2030 (b)	800,000	850,769
6.04%, 11/15/2033 (b)	200,000	211,714
Comcast Corp.
2.80%, 1/15/2051	130,000	77,060
5.35%, 5/15/2053	1,365,000	1,252,239
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

United States — continued
2.94%, 11/1/2056	290,000	166,968
Constellation Energy Generation LLC 5.60%, 6/15/2042	78,000	76,564
Corebridge Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 6.38%, 9/15/2054 (f)	179,000	181,188
Coterra Energy, Inc. 5.40%, 2/15/2035	338,000	336,585
Crown Castle, Inc., REIT 4.80%, 9/1/2028	190,000	192,258
Diamondback Energy, Inc.
3.13%, 3/24/2031	277,000	256,557
5.75%, 4/18/2054	580,000	537,476
Dominion Energy, Inc.
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (f)	60,000	64,214
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (f)	100,000	104,528
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.21%), 6.63%, 5/15/2055 (f)	630,000	645,380
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.26%), 6.00%, 2/15/2056 (f)	804,000	811,813
Duke Energy Indiana LLC 5.40%, 4/1/2053	35,000	33,295
Duke Energy Ohio, Inc.
5.25%, 4/1/2033	45,000	46,362
5.65%, 4/1/2053	15,000	14,691
Duke Energy Progress LLC 5.55%, 3/15/2055	15,000	14,595
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (b)	140,000	123,127
Edison International (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.13%, 6/15/2053 (f)	344,000	344,122
EMRLD Borrower LP 6.38%, 12/15/2030 (a)	EUR1,432,000	1,748,018
SEE NOTES TO FINANCIAL STATEMENTS.

144	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
Energy Transfer LP
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.02%), 8.00%, 5/15/2054 (f)	490,000	522,051
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 6.50%, 2/15/2056 (f)	1,540,000	1,529,962
Entergy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (f)	170,000	177,047
Entergy Mississippi LLC 5.80%, 4/15/2055	49,000	48,782
Entergy Texas, Inc. 1.75%, 3/15/2031	115,000	100,330
Enterprise Products Operating LLC 5.55%, 2/16/2055	11,000	10,498
Exelon Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.50%, 3/15/2055 (f)	120,000	123,950
Expand Energy Corp.
5.38%, 3/15/2030	855,000	863,624
5.70%, 1/15/2035	382,000	387,547
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	274,000	269,290
FirstEnergy Transmission LLC 2.87%, 9/15/2028 (b)	705,000	677,623
Ford Motor Credit Co. LLC 7.20%, 6/10/2030	716,000	760,687
Foundry JV Holdco LLC 5.50%, 1/25/2031 (b)	260,000	269,986
Freeport-McMoRan, Inc.
4.13%, 3/1/2028	119,000	118,395
4.25%, 3/1/2030	159,000	157,066
4.63%, 8/1/2030	203,000	203,447
General Electric Co. 4.13%, 9/19/2035 (a)	EUR100,000	122,168
General Motors Financial Co., Inc.
2.35%, 1/8/2031	465,000	409,730
5.60%, 6/18/2031	334,000	344,941
5.90%, 1/7/2035	1,165,000	1,183,079
Gilead Sciences, Inc.
2.80%, 10/1/2050	310,000	193,297
5.55%, 10/15/2053	119,000	116,398
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

United States — continued
Goldman Sachs Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (d) (e) (f)	465,000	456,204
(SOFR + 0.91%), 1.95%, 10/21/2027 (f)	355,000	345,666
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (d) (e) (f)	815,000	855,534
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.85%, 2/10/2030 (d) (e) (f)	205,000	211,124
(SOFR + 1.14%), 4.69%, 10/23/2030 (f)	690,000	697,583
(SOFR + 1.08%), 5.21%, 1/28/2031 (f)	320,000	329,733
(SOFR + 1.58%), 5.22%, 4/23/2031 (f)	390,000	402,650
(SOFR + 1.28%), 2.62%, 4/22/2032 (f)	290,000	261,726
(SOFR + 1.25%), 2.38%, 7/21/2032 (f)	190,000	168,301
(SOFR + 1.26%), 2.65%, 10/21/2032 (f)	300,000	268,221
(SOFR + 1.55%), 5.33%, 7/23/2035 (f)	380,000	386,471
(SOFR + 1.42%), 5.02%, 10/23/2035 (f)	168,000	166,945
Gray Oak Pipeline LLC, 2.60%, 10/15/2025 (b)	50,000	49,841
HCA, Inc.
5.20%, 6/1/2028	170,000	174,130
2.38%, 7/15/2031	370,000	326,187
5.75%, 3/1/2035	790,000	812,675
5.50%, 6/15/2047	91,000	84,166
5.25%, 6/15/2049	500,000	441,415
3.50%, 7/15/2051	150,000	98,438
4.63%, 3/15/2052	614,000	487,595
5.95%, 9/15/2054	495,000	474,284
Healthpeak OP LLC, REIT 5.25%, 12/15/2032	367,000	375,237
Hyundai Capital America
3.50%, 11/2/2026 (b)	555,000	549,230
3.50%, 11/2/2026 (a)	150,000	148,441
6.50%, 1/16/2029 (b)	110,000	116,592
5.40%, 1/8/2031 (b)	190,000	196,141
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	145

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
IGT Lottery Holdings BV 4.25%, 3/15/2030 (a)	EUR300,000	354,634
JBS USA Holding Lux SARL
6.75%, 3/15/2034	1,043,000	1,143,795
5.50%, 1/15/2036 (b)	1,420,000	1,424,685
4.38%, 2/2/2052	120,000	91,448
7.25%, 11/15/2053	290,000	321,974
JBS USA LUX SARL 5.95%, 4/20/2035 (b)	2,565,000	2,666,625
KeyCorp (SOFRINDX + 2.42%), 6.40%, 3/6/2035 (f)	645,000	692,875
Kinder Morgan, Inc. 5.20%, 6/1/2033	230,000	232,677
Marriott International, Inc. 5.35%, 3/15/2035	220,000	222,116
Mars, Inc.
5.20%, 3/1/2035 (b)	460,000	464,265
5.65%, 5/1/2045 (b)	104,000	102,524
Marvell Technology, Inc.
2.95%, 4/15/2031	320,000	293,942
5.45%, 7/15/2035	348,000	353,916
Meta Platforms, Inc.
4.45%, 8/15/2052	148,000	123,309
5.40%, 8/15/2054	495,000	474,845
Metropolitan Life Global Funding I 3.30%, 3/21/2029 (b)	185,000	179,941
Micron Technology, Inc. 6.05%, 11/1/2035	50,000	52,533
Morgan Stanley
(SOFR + 0.88%), 1.59%, 5/4/2027 (f)	690,000	677,145
(SOFR + 1.61%), 4.21%, 4/20/2028 (f)	315,000	315,056
(SOFR + 1.73%), 5.12%, 2/1/2029 (f)	455,000	464,711
(SOFR + 1.59%), 5.16%, 4/20/2029 (f)	575,000	587,859
(SOFR + 1.63%), 5.45%, 7/20/2029 (f)	870,000	897,763
(SOFR + 1.10%), 4.65%, 10/18/2030 (f)	760,000	767,304
(SOFR + 1.11%), 5.23%, 1/15/2031 (f)	600,000	619,319
(SOFR + 1.51%), 5.19%, 4/17/2031 (f)	497,000	512,295
(SOFR + 1.20%), 2.51%, 10/20/2032 (f)	173,000	153,510
(SOFR + 1.88%), 5.42%, 7/21/2034 (f)	180,000	185,838
(SOFR + 1.56%), 5.32%, 7/19/2035 (f)	460,000	468,765
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

United States — continued
(SOFR + 1.76%), 5.66%, 4/17/2036 (f)	395,000	411,146
(SOFR + 1.36%), 2.48%, 9/16/2036 (f)	140,000	121,389
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (f)	125,000	129,883
Netflix, Inc. 5.38%, 11/15/2029 (b)	357,000	374,034
NextEra Energy Capital Holdings, Inc.
5.45%, 3/15/2035	1,716,000	1,754,097
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (f)	220,000	232,432
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.36%), 6.70%, 9/1/2054 (f)	240,000	246,530
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 6.38%, 8/15/2055 (f)	115,000	118,551
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.50%, 8/15/2055 (f)	85,000	89,029
NiSource, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (f)	116,000	120,616
OI European Group BV
6.25%, 5/15/2028 (a)	EUR380,000	456,354
5.25%, 6/1/2029 (b)	EUR261,000	312,818
5.25%, 6/1/2029 (a)	EUR300,000	359,561
Oracle Corp.
5.38%, 9/27/2054	690,000	614,613
6.00%, 8/3/2055	1,720,000	1,680,231
Pacific Gas and Electric Co.
3.30%, 3/15/2027	366,000	359,981
6.15%, 1/15/2033	460,000	483,263
6.40%, 6/15/2033	360,000	382,395
6.00%, 8/15/2035	1,118,000	1,156,317
SEE NOTES TO FINANCIAL STATEMENTS.

146	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
PG&E Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (f)	747,000	741,311
Piedmont Natural Gas Co., Inc. 3.35%, 6/1/2050	66,000	44,176
PNC Financial Services Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026 (d) (e) (f)	611,000	590,908
(SOFR + 1.26%), 4.81%, 10/21/2032 (f)	260,000	262,903
(SOFR + 1.90%), 5.68%, 1/22/2035 (f)	110,000	114,681
(SOFR + 1.42%), 5.37%, 7/21/2036 (f)	165,000	167,675
PPL Capital Funding, Inc. 5.25%, 9/1/2034	45,000	45,709
Prudential Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.50%, 3/15/2054 (f)	295,000	310,063
Realty Income Corp., REIT 4.88%, 7/6/2030	EUR2,200,000	2,774,124
Regency Centers LP, REIT 2.95%, 9/15/2029	95,000	90,505
Roper Technologies, Inc. 2.95%, 9/15/2029	160,000	152,646
SCIL IV LLC 9.50%, 7/15/2028 (a)	EUR900,000	1,103,876
Sempra
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.79%), 6.88%, 10/1/2054 (f)	280,000	284,129
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.37%, 4/1/2056 (f)	252,000	254,030
State Street Corp.
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (d) (e) (f)	42,000	43,469
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

United States — continued
Series J, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.70%, 9/15/2029 (d) (e) (f)	270,000	279,626
Stellantis Finance US, Inc.
5.75%, 3/18/2030 (b)	700,000	708,690
6.45%, 3/18/2035 (b)	410,000	413,530
Synopsys, Inc.
5.15%, 4/1/2035	123,000	124,067
5.70%, 4/1/2055	220,000	216,003
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	210,000	208,469
5.40%, 6/12/2029	43,000	44,631
5.60%, 6/12/2034	172,000	178,552
Thermo Fisher Scientific, Inc. 0.88%, 10/1/2031	EUR100,000	102,985
T-Mobile USA, Inc. 2.63%, 2/15/2029	34,000	32,189
Truist Financial Corp.
(SOFR + 2.30%), 6.12%, 10/28/2033 (f)	95,000	101,553
(SOFR + 1.85%), 5.12%, 1/26/2034 (f)	410,000	412,904
(SOFR + 2.36%), 5.87%, 6/8/2034 (f)	336,000	353,193
(SOFR + 1.92%), 5.71%, 1/24/2035 (f)	75,000	78,126
Uber Technologies, Inc. 5.35%, 9/15/2054	70,000	65,726
UGI International LLC 2.50%, 12/1/2029 (a)	EUR350,000	382,150
Union Electric Co. 3.90%, 4/1/2052	80,000	60,463
US Bancorp (SOFR + 1.86%), 5.68%, 1/23/2035 (f)	110,000	114,636
Ventas Realty LP, REIT 5.00%, 1/15/2035	325,000	321,313
Vistra Operations Co. LLC
6.00%, 4/15/2034 (b)	720,000	750,098
5.70%, 12/30/2034 (b)	150,000	152,926
Walt Disney Co. (The) 3.60%, 1/13/2051	330,000	242,206
Wells Fargo & Co.
(SOFR + 1.74%), 5.57%, 7/25/2029 (f)	780,000	808,626
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (d) (e) (f)	645,000	675,707
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	147

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
(SOFR + 1.11%), 5.24%, 1/24/2031 (f)	475,000	490,672
(SOFR + 1.99%), 5.56%, 7/25/2034 (f)	610,000	633,364
(SOFR + 1.78%), 5.50%, 1/23/2035 (f)	3,905,000	4,029,698
(SOFR + 1.74%), 5.60%, 4/23/2036 (f)	1,025,000	1,064,191
Welltower OP LLC, REIT 2.80%, 6/1/2031	220,000	201,851
Williams Cos., Inc. (The) 5.30%, 9/30/2035	4,400,000	4,403,832
		121,525,139
Total Corporate Bonds (Cost $660,439,897)		683,014,789
Foreign Government Securities — 30.0%
Argentina — 0.2%
Argentine Republic 4.12%, 7/9/2035 (j)	3,235,000	2,050,990
Australia — 1.1%
Commonwealth of Australia
1.25%, 5/21/2032	AUD19,398,000	10,727,420
3.00%, 3/21/2047 (a)	AUD2,140,000	1,048,151
		11,775,571
Bahamas — 0.0% ^
Commonwealth of the Bahamas 8.25%, 6/24/2036 (b)	389,000	401,642
Benin — 0.2%
Benin Government Bond 7.96%, 2/13/2038 (a)	2,281,000	2,238,551
Brazil — 3.2%
Notas do Tesouro Nacional 10.00%, 1/1/2027 (g)	BRL201,900,000	35,573,786
Canada — 6.6%
Canada Government Bond
4.50%, 11/1/2025	CAD17,479,000	12,762,400
0.25%, 3/1/2026	CAD16,062,000	11,559,119
3.00%, 4/1/2026	CAD18,245,000	13,313,330
4.00%, 5/1/2026	CAD13,162,000	9,670,215
4.00%, 8/1/2026	CAD22,838,000	16,832,455
3.00%, 2/1/2027	CAD13,022,000	9,529,618
		73,667,137
Colombia — 0.4%
Republic of Colombia
7.50%, 2/2/2034	805,000	831,766
8.75%, 11/14/2053	3,275,000	3,464,950
		4,296,716
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Costa Rica — 0.1%
Republic of Costa Rica 7.30%, 11/13/2054 (b)	791,000	839,204
Czech Republic — 1.2%
Czech Republic
4.90%, 4/14/2034	CZK90,540,000	4,532,793
3.50%, 5/30/2035	CZK176,500,000	7,917,600
1.95%, 7/30/2037	CZK27,460,000	1,010,852
		13,461,245
Dominican Republic — 0.2%
Dominican Republic Government Bond 6.95%, 3/15/2037 (b)	2,487,000	2,598,915
Ecuador — 0.2%
Republic of Ecuador
6.90%, 7/31/2030 (a) (j)	1,225,078	1,103,795
6.90%, 7/31/2035 (a) (j)	1,525,390	1,151,670
		2,255,465
Egypt — 0.3%
Arab Republic of Egypt
8.63%, 2/4/2030 (b)	1,443,000	1,483,404
7.63%, 5/29/2032 (a)	2,525,000	2,405,694
		3,889,098
Germany — 0.9%
Bundesobligation 2.10%, 4/12/2029 (a)	EUR2,500,000	2,925,674
Bundesrepublik Deutschland
1.70%, 8/15/2032 (a)	EUR2,370,000	2,646,798
2.30%, 2/15/2033 (a)	EUR1,090,000	1,259,602
Bundesschatzanweisungen 2.90%, 6/18/2026 (a)	EUR2,500,000	2,946,832
		9,778,906
Guatemala — 0.4%
Republic of Guatemala
6.05%, 8/6/2031 (b)	1,955,000	2,026,162
6.25%, 8/15/2036 (b)	1,058,000	1,083,684
6.55%, 2/6/2037 (b)	1,275,000	1,320,900
		4,430,746
Hungary — 0.3%
Hungary Government Bond
5.50%, 3/26/2036 (b)	2,326,000	2,286,388
6.75%, 9/25/2052 (b)	1,269,000	1,327,603
		3,613,991
Indonesia — 1.6%
Republic of Indonesia
6.88%, 4/15/2029	IDR83,943,000,000	5,292,540
7.00%, 2/15/2033	IDR65,489,000,000	4,147,156
6.75%, 7/15/2035	IDR144,086,000,000	8,971,646
		18,411,342
SEE NOTES TO FINANCIAL STATEMENTS.

148	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Italy — 0.1%
Italian Republic Government Bond 2.88%, 10/17/2029	1,135,000	1,081,284
Ivory Coast — 0.4%
Republic of Cote d'Ivoire
8.08%, 4/1/2036 (b)	1,588,000	1,574,105
8.25%, 1/30/2037 (a)	720,000	715,284
6.88%, 10/17/2040 (b)	EUR2,055,000	2,130,673
		4,420,062
Japan — 0.6%
Japan Government Bond 2.40%, 3/20/2055	JPY1,141,000,000	6,694,985
Jordan — 0.2%
Hashemite Kingdom of Jordan 5.85%, 7/7/2030 (a)	2,152,000	2,120,861
Kenya — 0.1%
Republic of Kenya 9.50%, 3/5/2036 (b)	1,158,000	1,144,614
Lebanon — 0.0% ^
Lebanese Republic
6.65%, 4/22/2024 (a) (g)	227,000	44,379
6.65%, 11/3/2028 (a) (g)	226,000	44,409
		88,788
Mexico — 4.2%
Eagle Funding Luxco SARL 5.50%, 8/17/2030 (b)	2,088,000	2,118,401
Mex Bonos Desarr Fix Rt
8.50%, 2/28/2030	MXN245,500,000	13,219,339
7.75%, 5/29/2031	MXN118,020,000	6,123,177
7.50%, 5/26/2033	MXN165,870,000	8,285,670
7.75%, 11/23/2034	MXN167,000,000	8,352,344
8.00%, 5/24/2035	MXN121,230,000	6,105,616
United Mexican States
7.38%, 5/13/2055	1,229,000	1,284,520
3.77%, 5/24/2061	2,397,000	1,435,947
3.75%, 4/19/2071	741,000	427,468
		47,352,482
Morocco — 0.2%
Kingdom of Morocco
6.50%, 9/8/2033 (a)	975,000	1,041,300
4.00%, 12/15/2050 (a)	1,535,000	1,076,898
		2,118,198
New Zealand — 0.2%
New Zealand Government Bond
4.50%, 4/15/2027 (a)	NZD952,000	575,022
2.75%, 4/15/2037 (a)	NZD3,201,000	1,576,159
		2,151,181
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pakistan — 0.1%
Islamic Republic of Pakistan 6.88%, 12/5/2027 (a)	960,000	946,080
Paraguay — 0.2%
Republic of Paraguay
4.95%, 4/28/2031 (b)	1,360,000	1,360,850
5.60%, 3/13/2048 (a)	1,480,000	1,350,959
		2,711,809
Poland — 2.8%
Republic of Poland
4.75%, 7/25/2029	PLN20,865,000	5,727,410
1.75%, 4/25/2032	PLN24,920,000	5,565,059
6.00%, 10/25/2033	PLN29,019,000	8,324,695
2.00%, 8/25/2036	PLN39,379,546	9,686,460
5.50%, 3/18/2054	2,220,000	2,082,160
		31,385,784
Romania — 0.2%
Romania Government Bond
6.63%, 9/27/2029 (b)	EUR776,000	981,918
7.50%, 2/10/2037 (b)	1,128,000	1,197,936
		2,179,854
Senegal — 0.0% ^
Republic of Senegal 6.25%, 5/23/2033 (a)	718,000	532,670
South Africa — 1.2%
Republic of South Africa
4.30%, 10/12/2028	1,710,000	1,665,719
4.85%, 9/30/2029	1,550,000	1,512,684
9.00%, 1/31/2040	ZAR204,223,000	10,238,836
		13,417,239
Turkey — 0.9%
Istanbul Metropolitan Municipality
6.38%, 12/9/2025 (a)	420,000	420,420
10.50%, 12/6/2028 (a)	380,000	414,561
Republic of Turkiye (The)
HB, 36.00%, 8/12/2026	TRY173,351,253	4,182,379
HB, 30.00%, 9/12/2029	TRY67,952,334	1,540,396
7.25%, 5/29/2032	3,175,000	3,278,188
		9,835,944
United Arab Emirates — 0.1%
United Arab Emirates Government Bond 4.00%, 7/28/2050 (b)	2,245,000	1,470,026
United Kingdom — 1.4%
United Kingdom of Great Britain and Northern Ireland 4.25%, 3/7/2036 (a)	GBP11,991,938	15,455,040
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	149

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Uzbekistan — 0.2%
Republic of Uzbekistan International Bond 6.95%, 5/25/2032 (a)	1,710,000	1,813,583
Total Foreign Government Securities (Cost $335,666,991)		336,203,789
Commercial Mortgage-Backed Securities — 0.2%
United States — 0.2%
BANK Series 2018-BN13, Class C, 4.69%, 8/15/2061 (i)	118,000	101,715
Benchmark Mortgage Trust Series 2019-B11, Class C, 3.75%, 5/15/2052 (i)	315,000	245,749
BX Commercial Mortgage Trust Series 2024-MF, Class B, 6.05%, 2/15/2039 (b) (i)	283,345	283,877
CCUBS Commercial Mortgage Trust Series 2017-C1, Class C, 4.54%, 11/15/2050 (i)	28,000	25,596
CD Mortgage Trust Series 2016-CD2, Class C, 4.11%, 11/10/2049 (i)	21,000	12,526
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K739, Class X1, IO, 1.26%, 9/25/2027 (i)	1,966,391	33,395
Series K072, Class X3, IO, 2.21%, 12/25/2045 (i)	400,000	18,737
Series K089, Class X3, IO, 2.38%, 1/25/2046 (i)	850,000	60,916
Series K078, Class X3, IO, 2.29%, 6/25/2046 (i)	1,820,000	99,278
Series K088, Class X3, IO, 2.43%, 2/25/2047 (i)	880,000	62,912
FREMF Series 2018-KF46, Class B, 6.41%, 3/25/2028 (b) (i)	17,586	16,943
FREMF Mortgage Trust Series 2017-KF38, Class B, 6.96%, 9/25/2024 (b) (i)	19,226	19,232
GS Mortgage Securities Trust Series 2015-GC30, Class C, 4.16%, 5/10/2050 (i)	36,000	30,240
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class C, 4.34%, 7/15/2048 (i)	62,000	48,068
Series 2015-C31, Class C, 4.73%, 8/15/2048 (i)	23,000	18,023
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

United States — continued
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP4, Class C, 3.51%, 12/15/2049 (i)	28,000	24,739
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24, Class C, 4.30%, 5/15/2048 (i)	36,000	35,090
Morgan Stanley Capital I Trust
Series 2005-HQ7, Class E, 5.44%, 11/14/2042 (i)	357	353
Series 2015-MS1, Class B, 4.29%, 5/15/2048 (i)	27,624	26,589
SDR Commercial Mortgage Trust Series 2024-DSNY, Class B, 6.10%, 5/15/2039 (b) (i)	378,000	377,528
UBS Commercial Mortgage Trust Series 2017-C7, Class B, 4.29%, 12/15/2050 (i)	106,000	102,360
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (b) (i)	40,635	39,733
Series 2019-1, Class M1, 3.94%, 3/25/2049 (b) (i)	55,779	52,735
Total Commercial Mortgage-Backed Securities (Cost $1,914,670)		1,736,334
Asset-Backed Securities — 0.1%
Cayman Islands — 0.0% ^
Dryden CLO Ltd. Series 2019-68A, Class ARR, 5.42%, 7/15/2035 (b) (i)	330,000	329,902
United States — 0.1%
Accelerated Assets LLC Series 2018-1, Class C, 6.65%, 12/2/2033 (b)	30,082	29,581
Chase Funding Trust Series 2003-6, Class 1A7, 4.83%, 11/25/2034 (j)	44,240	43,887
Credit-Based Asset Servicing and Securitization LLC Series 2004-CB5, Class M1, 5.35%, 1/25/2034 (i)	58,634	63,507
Exeter Automobile Receivables Trust Series 2024-3A, Class D, 5.98%, 9/16/2030	300,000	307,569
SEE NOTES TO FINANCIAL STATEMENTS.

150	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
United States — continued
Flagship Credit Auto Trust
Series 2023-1, Class A3, 5.01%, 8/16/2027 (b)	18,656	18,659
Series 2023-1, Class B, 5.05%, 1/18/2028 (b)	66,000	66,082
JetBlue Pass-Through Trust Series 2019-1, Class A, 2.95%, 5/15/2028	37,198	34,288
US Auto Funding Series 2021-1A, Class C, 2.20%, 5/15/2026 (b)	319,653	271,508
		835,081
Total Asset-Backed Securities (Cost $1,209,032)		1,164,983
Collateralized Mortgage Obligations — 0.1%
United States — 0.1%
Alternative Loan Trust
Series 2004-25CB, Class A1, 6.00%, 12/25/2034	60,448	54,306
Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	42,420	36,184
Series 2007-2CB, Class 1A6, 5.75%, 3/25/2037	106,605	54,313
Chase Mortgage Finance Trust Series 2007-A1, Class 1A5, 6.51%, 2/25/2037 (i)	4,849	4,831
CHL Mortgage Pass-Through Trust Series 2007-16, Class A1, 6.50%, 10/25/2037	39,944	16,357
Connecticut Avenue Securities Trust Series 2023-R02, Class 1M1, 6.65%, 1/25/2043 (b) (i)	229,564	234,366
FHLMC, REMIC
Series 4305, Class SK, IF, IO, 2.14%, 2/15/2044 (i)	300,645	43,834
Series 4689, Class SD, IF, IO, 1.69%, 6/15/2047 (i)	204,437	25,297
Series 5022, IO, 3.00%, 9/25/2050	316,128	53,614
Series 5023, Class MI, IO, 3.00%, 10/25/2050	559,592	93,347
Series 4839, Class WS, IF, IO, 1.64%, 8/15/2056 (i)	1,504,191	220,464
FNMA, REMIC
Series 2012-146, Class AI, IO, 3.00%, 1/25/2028	139,940	2,639
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

United States — continued
Series 2016-68, Class BI, IO, 3.00%, 10/25/2031	236,594	12,350
Series 2012-93, Class SE, IF, IO, 1.64%, 9/25/2042 (i)	58,473	6,827
Series 2012-124, Class UI, IO, 4.00%, 11/25/2042	60,203	10,762
Series 2015-40, Class LS, IF, IO, 1.71%, 6/25/2045 (i)	154,207	18,384
Series 2017-31, Class SG, IF, IO, 1.64%, 5/25/2047 (i)	535,656	64,617
Series 2017-39, Class ST, IF, IO, 1.64%, 5/25/2047 (i)	148,979	18,088
FNMA, STRIPS Series 409, Class 27, IO, 4.00%, 4/25/2027 (i)	6,705	64
GNMA Series 2015-H13, Class GI, IO, 1.55%, 4/20/2065 (i)	24,747	712
Merrill Lynch Mortgage Investors Trust Series 2004-C, Class A1, 5.00%, 7/25/2029 (i)	5,104	5,031
Structured Adjustable Rate Mortgage Loan Trust Series 2004-8, Class 3A, 5.80%, 7/25/2034 (i)	7,175	6,954
Total Collateralized Mortgage Obligations (Cost $1,187,391)		983,341
	SHARES
Short-Term Investments — 6.2%
Investment Companies — 6.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.23% (k) (l) (Cost $69,359,524)	69,359,524	69,359,524
Total Investments — 97.6% (Cost $1,069,777,505)		1,092,462,760
Other Assets in Excess of Liabilities — 2.4%		27,093,888
NET ASSETS — 100.0%		1,119,556,648

Percentages indicated are based on net assets.

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	151

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
CAD	Canadian Dollar
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CZK	Czech Republic Koruna
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GNMA	Government National Mortgage Association
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal.
The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JPY	Japanese Yen
JSC	Joint Stock Company
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

^	Amount rounds to less than 0.1% of net assets.
(a)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
August 31, 2025 is $25,402,327 or 2.27% of the
Fund’s net assets as of August 31, 2025.

(d)	Security is an interest bearing note with preferred security characteristics.
(e)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of August 31, 2025.

(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2025.
(g)	Defaulted security.
(h)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(i)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2025.

(j)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2025.

(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of August 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

152	J.P. Morgan Exchange-Traded Funds	August 31, 2025

Futures contracts outstanding as of August 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-Bobl	204	09/08/2025	EUR	28,035,343	(2,397)
Euro-BTP	310	09/08/2025	EUR	43,610,947	(151,663)
Euro-Schatz	248	09/08/2025	EUR	31,063,325	(59,192)
Australia 10 Year Bond	233	09/15/2025	AUD	17,337,696	(72,870)
U.S. Treasury 10 Year Note	1,005	12/19/2025	USD	113,078,203	517,169
U.S. Treasury 10 Year Ultra Note	239	12/19/2025	USD	27,346,828	169,542
U.S. Treasury Long Bond	145	12/19/2025	USD	16,566,250	4,286
Long Gilt	296	12/29/2025	GBP	36,214,662	(31,506)
U.S. Treasury 5 Year Note	1,351	12/31/2025	USD	147,934,500	609,592
					982,961
Short Contracts
Euro-Bund	(368)	09/08/2025	EUR	(55,761,365)	166,311
Euro-Buxl 30 Year Bond	(34)	09/08/2025	EUR	(4,522,599)	268,388
Japan 10 Year Bond	(24)	09/12/2025	JPY	(22,465,653)	177,271
U.S. Treasury 10 Year Note	(107)	12/19/2025	USD	(12,039,172)	(55,408)
U.S. Treasury 10 Year Ultra Note	(231)	12/19/2025	USD	(26,431,453)	(113,381)
U.S. Treasury Long Bond	(14)	12/19/2025	USD	(1,599,500)	(4,399)
U.S. Treasury Ultra Bond	(282)	12/19/2025	USD	(32,826,562)	130,462
U.S. Treasury 2 Year Note	(139)	12/31/2025	USD	(28,993,445)	(40,384)
U.S. Treasury 5 Year Note	(299)	12/31/2025	USD	(32,740,500)	(133,485)
					395,375
					1,378,336

Abbreviations
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	153

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of August 31, 2025:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
CHF	16,650,396	USD	20,748,286	Citibank, NA	9/25/2025	117,519
CHF	887,742	USD	1,101,107	Morgan Stanley	9/25/2025	11,386
CNY	78,346,327	USD	10,952,688	BNP Paribas**	9/25/2025	99,909
EUR	194,546	USD	227,278	Citibank, NA	9/25/2025	644
EUR	24,012,123	USD	28,118,950	HSBC Bank, NA	9/25/2025	12,697
EUR	4,739,177	USD	5,534,644	Morgan Stanley	9/25/2025	17,587
GBP	3,980,345	CHF	4,264,669	Goldman Sachs International	9/25/2025	36,634
GBP	4,002,218	EUR	4,609,391	BNP Paribas	9/25/2025	10,388
GBP	3,980,345	USD	5,327,731	Goldman Sachs International	9/25/2025	53,265
JPY	792,034,718	USD	5,402,656	Citibank, NA	9/25/2025	149
JPY	793,971,570	USD	5,402,656	Goldman Sachs International	9/25/2025	13,361
JPY	183,534,815	USD	1,248,244	Morgan Stanley	9/25/2025	3,724
PLN	5,205,916	USD	1,418,254	Morgan Stanley	9/25/2025	9,989
THB	36,425,228	USD	1,126,171	Barclays Bank plc	9/25/2025	231
TRY	31,246,138	USD	739,538	BNP Paribas	9/25/2025	5,295
TRY	147,416,015	USD	3,487,446	HSBC Bank, NA	9/25/2025	26,598
TWD	34,360,342	USD	1,126,458	Barclays Bank plc**	9/25/2025	197
USD	27,170,454	GBP	20,003,008	Morgan Stanley	9/25/2025	128,546
USD	24,166,308	IDR	389,413,475,102	Morgan Stanley**	9/25/2025	475,171
USD	5,476,344	JPY	802,392,420	Morgan Stanley	9/25/2025	2,885
USD	8,320,606	MXN	155,546,265	BNP Paribas	9/25/2025	6,203
USD	2,123,878	NZD	3,557,996	Goldman Sachs International	9/25/2025	23,166
USD	4,869,623	RON	21,138,396	Goldman Sachs International	9/25/2025	1,260
USD	5,441,652	TWD	164,454,350	Citigroup Global Markets Holdings, Inc.**	9/25/2025	49,296
USD	5,476,344	ZAR	96,033,166	Goldman Sachs International	9/25/2025	40,350
ZAR	94,529,202	USD	5,305,800	Citibank, NA	9/25/2025	45,061
ZAR	98,588,958	USD	5,568,896	Morgan Stanley	9/25/2025	11,769
USD	4,203,281	EUR	3,578,158	Citibank, NA	10/3/2025	9,122
Total unrealized appreciation						1,212,402
EUR	1,285,014	USD	1,508,045	Morgan Stanley	9/3/2025	(4,708)
USD	8,854,736	EUR	7,596,225	Citibank, NA	9/3/2025	(32,086)
USD	388,124,150	EUR	338,427,633	HSBC Bank, NA	9/3/2025	(7,802,338)
USD	1,447,870	GBP	1,075,690	Barclays Bank plc	9/3/2025	(6,033)
USD	13,214,531	GBP	9,997,003	TD Bank Financial Group	9/3/2025	(297,418)
CLP	9,806,891,546	USD	10,230,556	BNP Paribas**	9/25/2025	(86,592)
EUR	936,206	AUD	1,677,914	Barclays Bank plc	9/25/2025	(1,719)
EUR	955,268	CAD	1,538,706	Citibank, NA	9/25/2025	(2,439)
EUR	4,778,047	USD	5,597,973	Morgan Stanley	9/25/2025	(203)
INR	95,992,563	USD	1,094,753	BNP Paribas**	9/25/2025	(7,736)
INR	380,699,903	USD	4,340,266	Standard Chartered Bank**	9/25/2025	(29,230)
JPY	802,485,411	EUR	4,680,280	Goldman Sachs International	9/25/2025	(9,136)
JPY	1,596,171,332	GBP	8,091,918	Citibank, NA	9/25/2025	(51,238)
JPY	2,074,948,990	USD	14,214,989	BNP Paribas	9/25/2025	(60,882)
JPY	799,785,832	USD	5,463,055	Citibank, NA	9/25/2025	(7,377)
KRW	22,503,555,488	USD	16,277,050	Goldman Sachs International**	9/25/2025	(52,684)
THB	144,424,658	USD	4,469,414	BNP Paribas	9/25/2025	(3,273)
TWD	464,254,972	USD	15,493,990	Citibank, NA**	9/25/2025	(271,357)
USD	15,894,638	AUD	24,309,344	HSBC Bank, NA	9/25/2025	(20,835)
USD	28,221,633	BRL	154,108,177	Citibank, NA**	9/25/2025	(39,609)
USD	2,699,446	BRL	14,724,938	Goldman Sachs International**	9/25/2025	(898)
USD	72,940,625	CAD	100,331,281	Citibank, NA	9/25/2025	(192,787)
SEE NOTES TO FINANCIAL STATEMENTS.

154	J.P. Morgan Exchange-Traded Funds	August 31, 2025

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	5,476,344	CHF	4,376,477	Morgan Stanley	9/25/2025	(8,133)
USD	655,800	CNY	4,690,835	Citibank, NA**	9/25/2025	(5,953)
USD	1,126,327	COP	4,544,052,395	Goldman Sachs International**	9/25/2025	(2,134)
USD	4,432,767	COP	18,049,207,917	HSBC Bank, NA**	9/25/2025	(49,537)
USD	13,475,590	CZK	281,950,605	Citibank, NA	9/25/2025	(19,290)
USD	5,451,356	GBP	4,039,298	Citibank, NA	9/25/2025	(9,339)
USD	15,840,809	HUF	5,374,225,735	Goldman Sachs International	9/25/2025	(1,371)
USD	5,402,656	JPY	798,755,621	Citibank, NA	9/25/2025	(45,995)
USD	5,425,526	JPY	798,568,567	Goldman Sachs International	9/25/2025	(21,848)
USD	1,167,880	MXN	21,903,241	Barclays Bank plc	9/25/2025	(2,912)
USD	44,373,988	MXN	832,629,295	Goldman Sachs International	9/25/2025	(132,487)
USD	20,090,917	PLN	73,249,675	Goldman Sachs International	9/25/2025	(5,137)
ZAR	7,444,608	USD	422,876	Barclays Bank plc	9/25/2025	(1,471)
USD	403,086,238	EUR	344,738,844	Morgan Stanley	10/3/2025	(1,001,467)
USD	14,916,425	GBP	11,072,693	HSBC Bank, NA	10/3/2025	(53,713)
Total unrealized depreciation						(10,341,365)
Net unrealized depreciation						(9,128,963)

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chile Peso
CNY	China Yuan
COP	Columbian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Republic Won
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
RON	Romanian Leu
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

**	Non-deliverable forward.
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of August 31, 2025:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
iTraxx.Europe.Crossover.43-V2	5.00	Quarterly	6/20/2030	2.72	EUR 25,355,000	(2,014,181)	(1,060,603)	(3,074,784)

SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	155

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Centrally Cleared interest rate swap contracts outstanding as of August 31, 2025:

FLOATING RATE INDEX (a)	FIXED RATE %	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
6 month EURIBOR semi-annually	2.28 annually	Pay	12/18/2029	EUR10,465,000	—	155,966	155,966
6 month EURIBOR semi-annually	2.92 annually	Receive	7/14/2057	EUR8,925,000	—	150,638	150,638
6 month EURIBOR semi-annually	2.93 annually	Pay	7/14/2037	EUR19,570,000	—	41,868	41,868
6 month EURIBOR semi-annually	2.96 annually	Receive	7/16/2057	EUR8,550,000	—	74,380	74,380
6 month EURIBOR semi-annually	2.96 annually	Pay	7/16/2037	EUR19,600,000	—	96,055	96,055
1 day SOFR annually	3.46 annually	Pay	7/15/2028	USD63,383,000	—	475,985	475,985
1 day SOFR annually	3.62 annually	Receive	7/15/2036	USD14,714,000	—	138,471	138,471
6 month PRIBOR semi-annually	3.64 annually	Pay	7/22/2028	CZK25,987,000	—	629	629
6 month PRIBOR semi-annually	3.64 annually	Pay	7/22/2028	CZK25,987,000	—	629	629
1 day SOFR annually	3.65 annually	Receive	5/15/2035	USD14,377,000	3,753	—	3,753
6 month PRIBOR semi-annually	3.66 annually	Pay	7/22/2028	CZK151,877,000	—	7,910	7,910
1 day SOFR annually	3.95 annually	Pay	4/19/2029	USD41,810,000	(7,484)	648,014	640,530
1 day SONIA annually	4.23 annually	Receive	3/18/2036	GBP25,660,000	—	47,066	47,066
1 day CDI at termination	14.38 at termination	Pay	1/2/2029	BRL16,812,211	—	124,464	124,464
					(3,731)	1,962,075	1,958,344
1 day SOFR annually	4.02 annually	Receive	4/19/2037	USD9,964,000	5,076	(133,518)	(128,442)
1 day CDI at termination	11.25 at termination	Pay	1/4/2027	BRL18,896,361	—	(182,561)	(182,561)
1 day CDI at termination	11.30 at termination	Pay	1/4/2027	BRL18,880,536	—	(177,741)	(177,741)
1 day SONIA annually	3.65 annually	Pay	3/18/2028	GBP106,935,000	—	(77,124)	(77,124)
					5,076	(570,944)	(565,868)
					1,345	1,391,131	1,392,476

(a)	Value of floating rate index at August 31, 2025 was as follows:

FLOATING RATE INDEX	VALUE
1 day CDI	2.14%
1 day SOFR	4.34
1 day SONIA	3.97
6 month EURIBOR	2.07
6 month PRIBOR	3.48

Abbreviations
BRL	Brazilian Real
SEE NOTES TO FINANCIAL STATEMENTS.

156	J.P. Morgan Exchange-Traded Funds	August 31, 2025

CDI	Certificate of interbank deposits
CZK	Czech Republic Koruna
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
PRIBOR	Prague Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	157

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 88.1% (a)
Alabama — 2.3%
Baldwin County Industrial Development Authority, Novelis Corp., Project Series 2025A, Rev., AMT, 5.00%, 6/1/2032 (b) (c)	10,000,000	10,014,251
Black Belt Energy Gas District, Gas Project
Series 2023A, Rev., 5.25%, 10/1/2030 (c)	2,000,000	2,142,843
Series 2023B-2, Rev., LIQ : Royal Bank of Canada, 5.25%, 12/1/2030 (c)	1,010,000	1,089,841
Series 2024B, Rev., 5.00%, 9/1/2032 (c)	1,520,000	1,618,656
Series 2024D, Rev., 5.00%, 11/1/2034 (c)	17,590,000	18,540,805
Black Belt Energy Gas District, Gas Project No. 8 Series 2022A, Rev., 4.00%, 12/1/2029 (c)	2,820,000	2,817,918
County of Jefferson sewer
Rev., 5.00%, 10/1/2037	2,000,000	2,121,191
Rev., 5.25%, 10/1/2042	2,000,000	2,056,785
Energy Southeast A Cooperative District Series 2023A-1, Rev., 5.50%, 1/1/2031 (c)	5,000,000	5,435,208
Lower Alabama Gas District (The), Gas Project Series 2016A, Rev., 5.00%, 9/1/2031	1,250,000	1,333,060
Mobile County Industrial Development Authority, Calvert LLC Project
Series 2024A, Rev., AMT, 5.00%, 6/1/2054	2,400,000	2,172,707
Series 2024B, Rev., AMT, 4.75%, 12/1/2054	6,500,000	5,645,051
Selma Industrial Development Board, International Paper Co. Series 2020A, Rev., 4.20%, 5/1/2034	5,000,000	5,040,823
Selma Industrial Development Board, International Paper Co. Projects Series 2019A, Rev., 3.45%, 10/1/2031 (c)	1,575,000	1,565,202
Southeast Alabama Gas Supply District (The), Project No. 2 Series 2024B, Rev., 5.00%, 5/1/2032 (c)	1,500,000	1,596,479
Southeast Energy Authority A Cooperative District Series 2025C, Rev., 5.00%, 2/1/2031 (c)	8,530,000	9,084,957
Southeast Energy Authority A Cooperative District, Project No. 2 Series 2021B, Rev., 4.00%, 12/1/2031 (c)	2,115,000	2,106,054
Southeast Energy Authority A Cooperative District, Project No. 3 Series 2022A-1, Rev., 5.50%, 12/1/2029 (c)	1,000,000	1,071,463
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Alabama — continued
Southeast Energy Authority A Cooperative District, Project No. 6 Series 2023B, Rev., LIQ : Royal Bank of Canada, 5.00%, 6/1/2030 (c)	5,870,000	6,213,150
University of Alabama (The), Huntsville General Fee Series 2018B-2, Rev., 5.00%, 9/1/2031	95,000	100,987
Total Alabama		81,767,431
Alaska — 0.4%
Alaska Housing Finance Corp., State Capital Project Series II 2024A, Rev., 5.00%, 12/1/2027	1,000,000	1,056,260
Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project
Series 2019A, Rev., 5.00%, 10/1/2033	1,500,000	1,574,483
Series 2019A, Rev., 4.00%, 10/1/2034	2,110,000	2,104,436
Series 2019A, Rev., 4.00%, 10/1/2036	2,455,000	2,370,123
Borough of Matanuska-Susitna, Goose Creek Correctional Center Project Series 2025A, Rev., 5.00%, 9/1/2030	1,875,000	2,069,290
Municipality of Anchorage Series 2024A, Rev., AMT, 5.50%, 2/1/2030	1,800,000	1,977,436
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Senior Capital Appreciation
Series 2021B-1, Rev., 4.00%, 6/1/2050	1,720,000	1,608,913
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	14,500,000	1,634,076
Total Alaska		14,395,017
Arizona — 2.3%
Arizona Board of Regents, State University
Series 2020A, Rev., 5.00%, 7/1/2030	105,000	116,458
Series 2025A, Rev., 5.00%, 7/1/2033 (d)	3,500,000	3,977,500
Series 2025A, Rev., 5.00%, 7/1/2034 (d)	2,735,000	3,110,041
Arizona Industrial Development Authority, Academies of Math and Science Projects, Rev., 4.50%, 7/1/2033 (b)	465,000	460,454
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC
Series 2023A, Rev., 5.00%, 11/1/2030	1,505,000	1,627,130
Series 2024A, Rev., 5.00%, 11/1/2040	1,090,000	1,107,291
Series 2023A, Rev., 5.25%, 11/1/2053	1,000,000	977,935
SEE NOTES TO FINANCIAL STATEMENTS.

158	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Arizona — continued
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2025A-2, Rev., 5.13%, 1/1/2059	250,000	225,212
Arizona Industrial Development Authority, KIPP Nashville Project
Series 2022A, Rev., 5.00%, 7/1/2028	225,000	234,035
Series 2022A, Rev., 5.00%, 7/1/2029	235,000	246,830
Arizona Industrial Development Authority, KIPP NYC Public Charter Schools Jerome Facility Project Series 2021B, Rev., 4.00%, 7/1/2041	1,430,000	1,254,937
Arizona Industrial Development Authority, Macombs Facility Project Series 2021A, Rev., 4.00%, 7/1/2041	1,000,000	877,578
Arizona Industrial Development Authority, Multi-Family The Ranches At Gunsmoke Project, Rev., 5.00%, 11/1/2026 (c)	2,580,000	2,644,190
Arizona Industrial Development Authority, National Charter School Revolving Loan Fund
Series 2023A, Rev., 5.00%, 11/1/2028	2,825,000	2,974,565
Series 2020A, Rev., 4.00%, 11/1/2038	200,000	185,364
Series 2023A, Rev., 5.00%, 11/1/2038	1,000,000	1,024,500
Series 2023A, Rev., 5.00%, 11/1/2040	1,950,000	1,975,252
City of Buckeye
GO, 5.00%, 7/1/2042	1,080,000	1,131,824
GO, 5.00%, 7/1/2043	1,000,000	1,040,844
City of Buckeye, Excise Tax
Rev., 5.00%, 7/1/2036 (d)	1,350,000	1,496,616
Rev., 5.00%, 7/1/2037 (d)	1,600,000	1,750,678
City of Glendale Water and Sewer, Senior Lien
Rev., 5.00%, 7/1/2040	755,000	805,943
Rev., 5.00%, 7/1/2041	470,000	496,629
Rev., 5.00%, 7/1/2043	410,000	425,754
City of Lake Havasu City Wastewater System, Senior Lien
GO, 5.00%, 7/1/2036	1,800,000	2,022,452
GO, 5.00%, 7/1/2041	500,000	530,389
City of Mesa Utility System
Rev., A.G., 5.00%, 7/1/2029	1,750,000	1,910,932
Rev., A.G., 5.00%, 7/1/2031	1,375,000	1,539,331
Rev., A.G., 5.00%, 7/1/2032	2,000,000	2,256,458
Rev., A.G., 5.00%, 7/1/2033	1,000,000	1,133,889
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Arizona — continued
City of Phoenix Civic Improvement Corp., Junior Lien, Wastewater System
Series 2023, Rev., 5.00%, 7/1/2041	1,870,000	1,968,202
Series 2023, Rev., 5.00%, 7/1/2043	3,600,000	3,735,091
City of Phoenix Civic Improvement Corp., Subordinate Excise Tax
Series 2025A, Rev., 5.00%, 7/1/2037	2,405,000	2,681,654
Series 2025C, Rev., 5.00%, 7/1/2037	6,750,000	7,496,939
City of Scottsdale, Project of 2019, GO, 4.00%, 7/1/2041	1,095,000	1,075,597
Glendale Union High School District No. 205, Arizona School Improvement Project of 2024 Series 2024A, GO, A.G., 5.00%, 7/1/2036	1,025,000	1,137,427
Maricopa County Industrial Development Authority, Banner Health Series 2023A-1, Rev., 5.00%, 5/15/2026 (c)	1,385,000	1,402,143
Maricopa County Industrial Development Authority, Honorhealth Series 2024D, Rev., 5.00%, 12/1/2042	2,850,000	2,881,509
Maricopa County Industrial Development Authority, Valley Christian Schools Project Series 2023A, Rev., 6.00%, 7/1/2043 (b)	945,000	898,652
Maricopa County School District No. 3, Tempe Elementary, School Improvement, Project of 2016 Series 2017A, GO, 5.00%, 7/1/2027	30,000	31,427
Maricopa County Unified School District No. 60 Higley, COP, A.G., 5.00%, 6/1/2036	200,000	214,665
Maricopa County Union High School District No. 216 Agua Fria, Project of 2023 and 2024
GO, 5.00%, 7/1/2037	1,250,000	1,374,403
GO, 5.00%, 7/1/2039	1,200,000	1,292,050
Pima County Unified School District No. 1 Tucson, Project of 2023 Series 2024A, GO, A.G., 5.00%, 7/1/2040	1,700,000	1,806,812
Salt River Project Agricultural Improvement and Power District Series 2023A, Rev., 5.00%, 1/1/2047	2,770,000	2,826,632
Salt River Project Agricultural Improvement and Power District, Arizona Electric System Series 2024B, Rev., 5.00%, 5/1/2039	6,000,000	6,513,680
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	159

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Arizona — continued
Salt Verde Financial Corp. Series 2007-1, Rev., 5.25%, 12/1/2026	100,000	102,286
Town of Queen Creek Excise Tax, Rev., 5.00%, 8/1/2054	5,000,000	5,034,905
Total Arizona		82,035,085
Arkansas — 0.1%
Arkansas Development Finance Authority, Hybar Steel Project Series 2023A, Rev., AMT, 6.88%, 7/1/2048 (b)	1,000,000	1,058,085
City of Springdale Water and Sewer, Rev., 5.00%, 9/1/2033	1,000,000	1,085,389
University of Arkansas, Various Facilities Fayetteville Campus Series 2024B, Rev., 5.00%, 11/1/2031	1,055,000	1,186,326
Total Arkansas		3,329,800
California — 5.9%
Alvord Unified School District, 2007 Election Series 2011B, GO, A.G., Zero Coupon, 8/1/2036	5,000,000	3,118,640
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series 2024B, Rev., AMT, A.G., 4.38%, 7/1/2049	500,000	447,123
California Community Choice Financing Authority, Clean Energy Project
Series 2023B-1, Rev., 5.00%, 8/1/2029 (c)	2,565,000	2,705,770
Series 2023G-1, Rev., 5.25%, 4/1/2030 (c)	3,910,000	4,185,652
Series 2021B-1, Rev., 4.00%, 8/1/2031 (c)	6,750,000	6,778,854
Series 2024A, Rev., 5.00%, 4/1/2032 (c)	5,000,000	5,339,948
Series 2024G, Rev., 5.00%, 8/1/2032 (c)	4,000,000	4,170,660
Series 2024E, Rev., 5.00%, 9/1/2032 (c)	3,000,000	3,214,849
Series 2024H, Rev., 5.00%, 8/1/2033 (c)	5,870,000	6,380,841
California County Tobacco Securitization Agency Series 2006A, Rev., Zero Coupon, 6/1/2046	7,500,000	1,611,766
California County Tobacco Securitization Agency, Golden Gate Tobacco Funding Corp. Series A, Rev., 5.00%, 6/1/2047	2,500,000	2,186,494
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp. Series 2020B-2, Rev., Zero Coupon, 6/1/2055	15,260,000	2,675,086
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
California County Tobacco Securitization Agency, Sonoma County Securitization Corp. Series 2020B-2, Rev., Zero Coupon, 6/1/2055	6,000,000	1,095,230
California Health Facilities Financing Authority Series 2025A, Rev., 5.00%, 2/1/2044	1,000,000	1,028,595
California Health Facilities Financing Authority, Adventist Health System
Series 2024A, Rev., 5.00%, 12/1/2034	5,900,000	6,337,534
Series 2024A, Rev., 5.00%, 12/1/2036	5,355,000	5,613,403
California Health Facilities Financing Authority, Cedars-Sinai Medical Center Series 2021A, Rev., 4.00%, 8/15/2048	2,420,000	2,132,474
California Health Facilities Financing Authority, PIH Health Series 2020A, Rev., 4.00%, 6/1/2050	2,000,000	1,651,558
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2025A, Rev., AMT, 9.50%, 1/1/2035 (b) (c)	17,690,000	16,256,988
California Infrastructure and Economic Development Bank, California Academy of Science Series 2024A, Rev., 3.25%, 8/1/2029	5,000,000	5,071,671
California Infrastructure and Economic Development Bank, Segerstrom Center for the Arts Series 2024, Rev., 5.00%, 1/1/2032	1,890,000	2,091,954
California Municipal Finance Authority Series 2021A, Rev., AMT, 3.75%, 10/1/2025 (c)	6,375,000	6,374,607
California Municipal Finance Authority, Community Health System Series 2021A, Rev., 5.00%, 2/1/2033	800,000	863,153
California Municipal Finance Authority, Eskaton Properties, Inc. Obligated Group
Series 2024, Rev., 5.00%, 11/15/2028	1,430,000	1,506,498
Series 2024, Rev., 5.00%, 11/15/2029	1,000,000	1,066,179
Series 2024, Rev., 5.00%, 11/15/2031	1,105,000	1,190,014
California Municipal Finance Authority, Humangood California Obligated Group Series 2025A, Rev., 5.00%, 10/1/2042	1,675,000	1,682,435
California Municipal Finance Authority, Multi-Family Housing, View At San Bruno Series 2024A-1, Rev., 5.00%, 7/1/2028 (c)	1,750,000	1,856,622
SEE NOTES TO FINANCIAL STATEMENTS.

160	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
California Municipal Finance Authority, Waste Management, Inc., Project
Series 2022A, Rev., AMT, 4.13%, 10/1/2025 (c)	1,500,000	1,500,138
Series 2020, Rev., AMT, VRDO, 3.80%, 12/1/2025 (c)	1,000,000	1,000,000
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project, Rev., AMT, 5.00%, 7/1/2036 (b)	770,000	806,398
California Pollution Control Financing Authority, Solid Waste Disposal, Republic Services, Inc., Project Series 2017A-2, Rev., AMT, 3.85%, 10/15/2025 (b) (c)	2,000,000	2,000,138
California Public Finance Authority, Senior Living The James Series 2024A, Rev., 6.50%, 6/1/2054 (b)	3,030,000	2,786,512
California School Finance Authority, Kipp SoCal Public Schools Series 2019A, Rev., 5.00%, 7/1/2039 (b)	825,000	834,631
California Statewide Communities Development Authority, John Muir Health Series 2024A, Rev., 5.00%, 12/1/2028	875,000	947,436
California Statewide Communities Development Authority, Loma Linda University Medical Center
Series 2018A, Rev., 5.25%, 12/1/2048 (b)	1,390,000	1,311,177
Series 2016A, Rev., 5.25%, 12/1/2056 (b)	7,250,000	6,602,381
California Statewide Communities Development Authority, Southern California Edison Co. Series 2006C, Rev., 4.50%, 11/1/2033	2,350,000	2,412,823
Chico Unified School District, Election of 2024 Series 2024A, GO, 4.50%, 8/1/2049	1,500,000	1,439,433
City of Aliso Viejo, COP, 4.00%, 11/1/2028	175,000	184,362
City of Los Angeles, Rev., TRAN, 5.00%, 6/25/2026	13,000,000	13,313,176
City of Los Angeles Department of Airports, International Airport Subordinate Series 2021A, Rev., AMT, 5.00%, 5/15/2039	1,240,000	1,266,340
City of Los Angeles, Wastewater System, Subordinate
Series 2025A, Rev., 5.00%, 6/1/2045	1,000,000	1,045,908
Series 2025A, Rev., 5.00%, 6/1/2055	1,000,000	1,018,143
Desert Community College District, Election of 2016, GO, 4.00%, 8/1/2051	4,000,000	3,469,602
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
Desert Sands Unified School District, Election of 2024, GO, 4.00%, 8/1/2050	2,500,000	2,179,565
El Centro Financing Authority, Police Station Project Series 2023A, Rev., 5.00%, 10/1/2025	545,000	546,149
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement
Series 2018A-1, Rev., 5.00%, 6/1/2028 (e)	250,000	268,926
Series 2021B-2, Rev., Zero Coupon, 6/1/2066	57,200,000	5,308,108
Indio Finance Authority, City of Indio
Series 2022A, Rev., 5.00%, 11/1/2028	275,000	298,328
Series 2022A, Rev., 5.00%, 11/1/2029	325,000	360,155
Series 2022A, Rev., 5.00%, 11/1/2030	400,000	450,670
Series 2022A, Rev., 5.00%, 11/1/2034	200,000	224,206
Los Angeles County Development Authority, West LA Building 156 and 157 Apartments Series 2023C, Rev., 3.75%, 12/1/2026 (c)	3,000,000	3,008,245
Los Angeles Department of Water and Power System
Series 2021C, Rev., 4.00%, 7/1/2026	6,285,000	6,336,587
Series 2024C, Rev., 5.00%, 7/1/2026	3,615,000	3,685,493
Series 2017A, Rev., 4.00%, 7/1/2047	1,000,000	872,129
Series 2025A, Rev., 5.00%, 7/1/2055	1,500,000	1,501,011
Los Angeles Department of Water and Power Water System Series 2020C, Rev., 5.00%, 7/1/2032	1,000,000	1,085,008
M-S-R Energy Authority Series 2009B, Rev., 7.00%, 11/1/2034	1,000,000	1,194,688
Municipal Improvement Corp. of Los Angeles, Real Property Series 2016B, Rev., 4.00%, 11/1/2035	3,000,000	2,976,669
Napa Valley Unified School District, Election of 2024 Series A, GO, 4.50%, 8/1/2055	1,500,000	1,416,562
Ontario Public Financing Authority Series 2025A, Rev., 4.50%, 11/1/2055	2,000,000	1,864,340
Ontario Public Financing Authority, Civic Center Improvements Series 2022A, Rev., A.G., 5.00%, 11/1/2033	140,000	158,149
Petaluma Public Financing Authority, Road Improvement Projects, Rev., 5.00%, 5/1/2026	120,000	122,161
Port of Los Angeles, Harbor Department Series 2024A 1, Rev., AMT, 5.00%, 8/1/2032	2,000,000	2,227,109
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	161

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Redding Joint Powers Financing Authority Series 2019A, Rev., 5.00%, 4/1/2026	100,000	101,559
Redondo Beach Unified School District, Election of 2024 Series 2024A, GO, 4.63%, 8/1/2055	1,000,000	974,775
River Islands Public Financing Authority, Facilities District No. 2003
Series 2022A-1, A.G., 5.00%, 9/1/2029	100,000	109,090
Series 2022A-1, A.G., 5.00%, 9/1/2030	330,000	364,478
San Diego County Regional Airport Authority, Senior Private Activity
Series 2023B, Rev., AMT, 5.25%, 7/1/2038	2,000,000	2,129,297
Series 2025B, Rev., AMT, 5.25%, 7/1/2044	7,500,000	7,731,013
Series 2023B, Rev., AMT, 5.00%, 7/1/2048	5,460,000	5,397,276
San Francisco City and County Airport Comm-San Francisco International Airport Series 2016B, Rev., AMT, 5.00%, 5/1/2046	1,200,000	1,177,824
San Joaquin Valley Clean Energy Authority Series 2025A, Rev., 5.50%, 7/1/2035 (c)	2,045,000	2,267,502
San Jose Evergreen Community College District Series C, GO, 4.00%, 9/1/2043	1,990,000	1,900,724
Solano Irrigation District, Water, COP, 4.00%, 8/1/2031	285,000	298,239
State of California, Various Purpose, GO, 5.00%, 11/1/2032	335,000	370,784
Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corp. Series 2021A, Class 1, Rev., 5.00%, 6/1/2032	110,000	117,112
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization Corp. Series 2019A, Class 1, Rev., 5.00%, 6/1/2048	3,000,000	2,838,775
Tracy Public Financing Authority, Legacy Fields Series 2022A, Rev., 5.00%, 11/1/2036	1,035,000	1,137,787
Ventura Unified School District, Election of 2022 Series 2022B, GO, 4.25%, 8/1/2051	1,000,000	921,588
Vista Joint Powers Financing Authority Series 2025A, Rev., 5.00%, 5/1/2036	1,200,000	1,349,656
Total California		205,844,933
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Colorado — 2.6%
Adams and Arapahoe Counties Joint School District 28J Aurora, GO, 5.50%, 12/1/2043	3,375,000	3,669,345
Adams County Housing Authority, Maiker Housing Partners Multifamily Housing, Overlook At Thornton Series 2023, Rev., 4.50%, 5/1/2026 (c)	3,300,000	3,323,030
Baseline Metropolitan District No. 1
Series 2024A, GO, A.G., 5.00%, 12/1/2025	300,000	301,488
Series 2024A, GO, A.G., 5.00%, 12/1/2026	500,000	512,818
Series 2024A, GO, A.G., 5.00%, 12/1/2027	1,000,000	1,048,488
Series 2024A, GO, A.G., 5.00%, 12/1/2028	580,000	619,708
Series 2024A, GO, A.G., 5.00%, 12/1/2031	1,000,000	1,098,042
Board of Governors of Colorado State University System Series 2017C, Rev., 5.00%, 3/1/2043	4,770,000	4,812,294
City and County of Denver Series 2020B, GO, 5.00%, 8/1/2029	220,000	242,250
City and County of Denver, Airport System
Series 2018A, Rev., AMT, 5.00%, 12/1/2028	2,845,000	3,037,290
Series 2022A, Rev., AMT, 5.00%, 11/15/2032	1,000,000	1,096,988
Series 2018A, Rev., AMT, 5.00%, 12/1/2035	505,000	517,874
Series 2018A, Rev., AMT, 4.00%, 12/1/2043	3,380,000	2,949,646
City of Colorado Springs Utilities System Series 2025A, Rev., 5.00%, 11/15/2037	5,900,000	6,556,471
Colorado Health Facilities Authority, Adventist Health System
Series 2024A-1, Rev., 5.00%, 11/15/2029 (c)	4,750,000	5,152,952
Series 2025A, Rev., 5.00%, 11/15/2030 (c)	5,000,000	5,472,018
Series 2021A, Rev., 4.00%, 11/15/2050	5,750,000	4,839,387
Colorado Health Facilities Authority, CommonSpirit Health
Series 2024A, Rev., 5.00%, 12/1/2029	7,630,000	8,266,864
Series 2019A-1, Rev., 4.00%, 8/1/2037	1,510,000	1,446,647
Series 2019A-2, Rev., 5.00%, 8/1/2044	2,650,000	2,606,938
SEE NOTES TO FINANCIAL STATEMENTS.

162	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
Colorado Health Facilities Authority, Covenant Living Communities and Services
Series 2025A, Rev., 5.00%, 12/1/2028	1,000,000	1,058,042
Series 2025A, Rev., 5.00%, 12/1/2031	1,115,000	1,210,250
Series 2025A, Rev., 5.00%, 12/1/2033	1,000,000	1,088,231
Colorado Housing and Finance Authority, Multi-Family Mortgage, Rev., 3.38%, 7/1/2028 (c)	5,000,000	5,060,340
Colorado Housing and Finance Authority, Single Family Mortgage Series 2023L, Class III, Rev., GNMA COLL, 5.75%, 11/1/2053	2,575,000	2,766,086
Colorado Springs School District No. 11 Facilities Corp.
COP, 5.00%, 12/15/2026	350,000	360,162
COP, 5.00%, 12/15/2037	550,000	589,639
COP, 5.00%, 12/15/2038	600,000	636,273
County of Adams, COP, 4.00%, 12/1/2054	1,500,000	1,251,862
Denver City and County School District No. 1 Series 2025A, GO, 5.25%, 12/1/2035	4,040,000	4,658,265
Denver Health and Hospital Authority Series 2025A, Rev., 5.13%, 12/1/2050	1,000,000	968,935
Dominion Water and Sanitation District, Rev., 5.00%, 12/1/2027	500,000	503,302
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado Series 2025A, GO, 5.00%, 4/1/2035 (b)	8,500,000	9,023,922
State of Colorado, Building Excellent Schools Today Series S, COP, 4.00%, 3/15/2037	1,000,000	1,000,145
University of Colorado, Enterprise System
Series 2017A-2, Rev., 5.00%, 6/1/2026 (e)	5,000	5,096
Series 2017A-2, Rev., 5.00%, 6/1/2026	35,000	35,680
Vail Home Partners Corp., Colorado Housing Facilities, Rev., 5.88%, 10/1/2055 (b)	2,000,000	1,962,540
Total Colorado		89,749,308
Connecticut — 0.9%
City of Meriden
Series 2023, GO, 4.00%, 6/15/2041	790,000	775,938
GO, 4.00%, 6/15/2043	1,080,000	1,022,048
City of New Haven, GO, A.G., 5.00%, 8/1/2033	3,000,000	3,363,902
City of Norwalk Series 2023, GO, 4.00%, 8/15/2042	380,000	367,657
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Connecticut — continued
Connecticut State Health and Educational Facilities Authority, Yale New Heaven Health Series 2024B, Rev., 5.00%, 7/1/2029 (c)	3,750,000	4,033,467
Stamford Housing Authority, Mozaic Concierge Living Project Series 2025A, Rev., 6.50%, 10/1/2055	1,500,000	1,479,377
State of Connecticut
Series 2025B, GO, 5.00%, 12/1/2028	4,365,000	4,729,478
Series 2025B, GO, 5.00%, 12/1/2030	1,000,000	1,119,356
State of Connecticut Special Tax
Series 2023A, Rev., 5.00%, 7/1/2037	2,265,000	2,484,066
Series 2023A, Rev., 5.00%, 7/1/2038	1,000,000	1,083,771
Series 2021A, Rev., 4.00%, 5/1/2039	1,305,000	1,286,472
State of Connecticut Special Tax, Transportation Infrastructure Purpose Series 2024B, Rev., 5.00%, 7/1/2026	10,500,000	10,733,523
Total Connecticut		32,479,055
Delaware — 0.2%
Delaware State Economic Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2018B, Rev., 5.00%, 11/15/2048	1,000,000	937,844
Delaware State Economic Development Authority, Delmarva Power and Light Co. Project Series 2020A, Rev., 3.60%, 1/1/2031	4,250,000	4,376,108
Delaware State Economic Development Authority, St. Andrews School Project, Rev., 4.00%, 7/1/2041	1,190,000	1,101,103
Total Delaware		6,415,055
District of Columbia — 1.4%
District of Columbia Housing Finance Agency, Multi-Family Housing 2911 Rhode Island Apartments Project Series 2025A, Rev., FHA, 5.00%, 3/1/2028	3,500,000	3,678,112
District of Columbia Water and Sewer Authority, Subordinate Lien Series 2025B, Rev., 5.25%, 10/1/2050	5,250,000	5,442,368
District of Columbia, Georgetown University Issue Series 2025A, Rev., 5.00%, 4/3/2035 (c)	21,500,000	23,356,383
District of Columbia, Income Tax Series 2019A, Rev., 5.00%, 3/1/2029	100,000	108,923
District of Columbia, Kipp DC Project, Rev., 4.00%, 7/1/2039	100,000	90,919
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	163

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
District of Columbia — continued
District of Columbia, Water and Sewer Authority, Public Utility, Senior Lien Series B, Rev., 5.00%, 10/1/2025	65,000	65,133
District of Columbia, Water and Sewer Authority, Public Utility, Subordinate Lien Series 2022C1, Rev., 4.00%, 10/1/2040	2,000,000	1,932,739
Metropolitan Washington Airports Authority Aviation
Series 2023A, Rev., AMT, 5.00%, 10/1/2025	875,000	876,543
Series 2024A, Rev., AMT, 5.00%, 10/1/2026	1,270,000	1,299,302
Series 2021A, Rev., AMT, 5.00%, 10/1/2031	1,360,000	1,490,063
Series 2020A, Rev., AMT, 4.00%, 10/1/2035	1,750,000	1,723,490
Washington Metropolitan Area Transit Authority Dedicated, Second Lien Series 2025A, Rev., 5.25%, 7/15/2055	7,500,000	7,701,110
Washington Metropolitan Area Transit Authority Dedicated, Sustainability Climate Transition Bonds Series 2023A, Rev., 5.00%, 7/15/2037	1,500,000	1,624,926
Total District of Columbia		49,390,011
Florida — 4.1%
Capital Projects Finance Authority, Student Housing, Program Unionwest Properties LLC Project Series 2024B, Rev., 0.00%, 6/1/2062 (b)	13,700,000	1,626,693
Capital Trust Authority, IPS Enterprises, Inc., Projects
Series 2023A, Rev., 5.13%, 6/15/2033 (b)	1,625,000	1,668,685
Series 2023A, Rev., 6.00%, 6/15/2043 (b)	2,060,000	2,078,626
Central Florida Tourism Oversight District Series 2016A, GO, 5.00%, 6/1/2026	50,000	50,958
City of Jacksonville
Series 2024, Rev., 5.00%, 10/1/2026	1,690,000	1,738,404
Series 2024, Rev., 5.00%, 10/1/2028	1,400,000	1,512,707
Series 2024, Rev., 5.00%, 10/1/2029	1,305,000	1,436,789
City of Kissimmee, Sales Tax, Rev., 4.00%, 10/1/2025	170,000	170,149
City of South Miami Health Facilities Authority, Inc., Baptist Health South Series 2025B, Rev., 5.00%, 8/15/2030 (c)	7,350,000	7,932,167
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
City of West Palm Beach Utility System Series 2017A, Rev., 5.00%, 10/1/2042	5,095,000	5,127,900
Cobb County Kennestone Hospital Authority, Ave Maria University, Inc. Project Series 2023, Rev., 5.00%, 6/1/2027	1,930,000	1,965,255
County of Lee, Airport
Series 2021A, Rev., AMT, 5.00%, 10/1/2031	400,000	435,491
Series 2021B, Rev., AMT, 5.00%, 10/1/2031	1,840,000	2,003,257
County of Miami-Dade, Aviation System Series 2024A, Rev., AMT, 5.00%, 10/1/2035	4,805,000	5,154,307
County of Miami-Dade, Jackson Health System, Rev., 5.50%, 6/1/2055	3,000,000	3,152,189
County of Palm Beach Series 2021A, Rev., 4.00%, 12/1/2032	2,070,000	2,168,244
Florida Atlantic University Finance Corp., Student Housing Project Series 2019B, Rev., 5.00%, 7/1/2032	250,000	265,969
Florida Department of Children and Families, Evaluation Treatment Center Financing Corp. Project Series 2021B, COP, 5.00%, 10/1/2028	210,000	226,646
Florida Development Finance Corp., Brightline Florida Passenger Rail Project
Rev., AMT, 5.25%, 7/1/2047	1,500,000	1,236,193
Series 2024, Rev., AMT, 5.50%, 7/1/2053	2,750,000	2,267,872
Florida Development Finance Corp., GFL Solid Waste Southeast LLC Project Series 2024A, Rev., AMT, 4.38%, 10/1/2031 (b) (c)	1,000,000	994,189
Florida Housing Finance Corp., Culmer Apartments Series 2023C, Rev., 5.00%, 12/1/2025 (c)	1,410,000	1,416,903
Florida Housing Finance Corp., Northside Transit Village III Series 2023B, Rev., GNMA COLL, 5.00%, 2/1/2026 (c)	1,000,000	1,008,699
Florida Local Government Finance Commission, Bridgeprep Academy Project Series 2025A, Rev., 6.25%, 6/15/2055 (b)	5,000,000	4,987,160
Florida Local Government Finance Commission, Fleet Landing at Nocatee Project Series 2025A, Rev., 6.63%, 11/15/2045 (b) (d)	3,000,000	3,041,252
Florida Municipal Loan Council, Village of Palmetto Bay Series 2021A, Rev., 4.00%, 10/1/2028	75,000	78,295
SEE NOTES TO FINANCIAL STATEMENTS.

164	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Florida Municipal Power Agency, All-Requirements Power Supply Project Series 2025A, Rev., 5.00%, 10/1/2034	3,770,000	4,196,964
Florida State Board of Governors University of North Florida Dormitory
Series 2023A, Rev., 5.00%, 11/1/2041	2,205,000	2,278,313
Series 2023A, Rev., 5.00%, 11/1/2042	2,675,000	2,740,478
Florida State Board of Governors, University of Florida Mandatory Student Fee Series 2021A, Rev., A.G., 5.00%, 11/1/2028	100,000	107,608
Hillsborough County Housing Finance Authority, Multi- Family Tampa 47th Street Apartments Series 2025A, Rev., FNMA COLL, 5.00%, 12/1/2042	2,260,000	2,261,043
Jacksonville Housing Finance Authority, Multi-Family Egret Landing, Rev., 3.40%, 7/1/2028 (c)	3,250,000	3,268,486
JEA Electric System
Series 2024A- 3, Rev., A.G., 5.00%, 10/1/2037	1,950,000	2,138,529
Series 2024A-3, Rev., A.G., 5.00%, 10/1/2038	2,500,000	2,705,585
JEA Water and Sewer System Series 2024A, Rev., 5.50%, 10/1/2054	5,000,000	5,283,382
Lee County School Board (The) Series 2023A, COP, 4.00%, 8/1/2048	1,500,000	1,303,215
Marion County School Board, COP, A.G., 5.25%, 6/1/2044	1,465,000	1,524,860
Miami Beach Redevelopment Agency, City Center Historic Convention Village, Rev., A.G., 5.00%, 2/1/2036	3,000,000	3,285,876
Miami-Dade County Housing Finance Authority, Amber Station Series 2025A, Rev., 3.25%, 8/1/2029 (c)	7,750,000	7,805,295
Miami-Dade County Housing Finance Authority, Running Brook Apartments Series 202, Rev., 3.55%, 1/1/2026 (c)	1,525,000	1,527,635
Middleton Community Development District A, City of Wildwood, Florida Special Assessment, 5.85%, 5/1/2037	245,000	257,381
Orange County Health Facilities Authority, Orlando Health Obligated Group Series 2023A, Rev., 5.00%, 10/1/2036	750,000	810,970
Orlando Utilities Commission Series 2024B, Rev., 5.00%, 10/1/2036	1,215,000	1,352,909
Orlando Utilities Commission, Utility System
Series 2025A, Rev., 5.00%, 10/1/2033	1,000,000	1,142,006
Series 2025A, Rev., 5.00%, 10/1/2034	1,095,000	1,255,441
Series 2025A, Rev., 5.00%, 10/1/2035	1,660,000	1,869,148
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
Series 2025A, Rev., 5.00%, 10/1/2036	1,000,000	1,113,505
Palm Beach County Health Facilities Authority, Acts Retirement Life Communities, Inc., Obligated Group
Rev., 5.00%, 11/15/2032	240,000	242,809
Series 2025B, Rev., 5.00%, 11/15/2049	3,485,000	3,248,595
Series 2025B, Rev., 5.00%, 11/15/2055	5,000,000	4,568,128
Palm Beach County Health Facilities Authority, Jupiter Medical Center, Rev., 5.25%, 11/1/2055	4,250,000	4,108,013
Peace River Manasota Regional Water Supply Authority, Utility System
Series 2025A, Rev., 5.25%, 10/1/2044	6,780,000	7,169,934
Series 2025A, Rev., 5.25%, 10/1/2047	5,055,000	5,272,308
Series 2025A, Rev., 5.25%, 10/1/2050	5,250,000	5,439,392
Polk County Housing Finance Authority, Episcopal Catholic Apartments Series 2023, Rev., 4.15%, 6/1/2026 (c)	750,000	756,436
Seminole County Industrial Development Authority, Legacy Pointe at UCF Project
Series 2019A, Rev., 5.25%, 11/15/2039	1,500,000	1,414,079
Series 2019A, Rev., 5.50%, 11/15/2049	3,225,000	2,809,208
Series 2019A, Rev., 5.75%, 11/15/2054	2,000,000	1,781,578
Southeast Overtown Park West Community Redevelopment Agency, Flag Tax Increment
Series 2025A, Rev., A.G., 5.00%, 3/1/2033	2,500,000	2,767,938
Series 2025A, Rev., A.G., 5.00%, 3/1/2034	1,500,000	1,662,776
State of Florida Board of Education, Public Education Capital Outlay Series 2017B, GO, 5.00%, 6/1/2031	75,000	77,822
State of Florida, Board of Education, Lottery Series 2016A, Rev., 5.00%, 7/1/2026	75,000	76,693
Tampa Bay Water, Regional Water Supply Authority, Utility System Series 2016C, Rev., 5.00%, 10/1/2025	55,000	55,109
Tampa-Hillsborough County Expressway Authority Series 2017B, Rev., 5.00%, 7/1/2031	40,000	42,558
University of Florida, Department of Housing and Residence Education Housing System Series 2021A, Rev., 5.00%, 7/1/2026	125,000	127,531
Village Community Development District No. 15, 4.25%, 5/1/2028 (b)	200,000	202,974
Total Florida		143,797,509
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	165

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Georgia — 3.7%
Atlanta Urban Residential Finance Authority, Multi-Family Housing North Block Series 2025, Rev., FHA, 3.40%, 2/1/2028 (c)	1,500,000	1,522,148
Augusta Development Authority, AU Health System, Inc. Project Series 2018, Rev., 4.00%, 7/1/2038	3,995,000	3,810,148
Bartow County Development Authority, Georgia Power Co. Plant Series 2009-1, Rev., 3.95%, 3/8/2028 (c)	2,000,000	2,047,175
City of Atlanta, Airport Passenger Facility Charge, Subordinate Lien Series 2019D, Rev., AMT, 4.00%, 7/1/2037	2,350,000	2,264,756
City of Atlanta, Georgia Airport Series 2019B, Rev., AMT, 5.00%, 7/1/2031	1,810,000	1,910,352
Cobb-Marietta Coliseum and Exhibit Hall Authority, Galleria Center Project
Rev., 5.50%, 10/1/2050	1,750,000	1,832,578
Rev., 5.50%, 10/1/2053	2,000,000	2,088,941
College Park Housing Authority, Rev., 3.45%, 4/1/2028 (c)	1,500,000	1,515,735
Columbia County Hospital Authority, Wellstart Health System Inc., Project Series 2023B, Rev., 5.00%, 4/1/2042	2,000,000	2,066,397
County of DeKalb, Water and Sewerage Series 2006B, Rev., 5.25%, 10/1/2026	25,000	25,788
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project Series 2013-1, Rev., 3.38%, 3/12/2027 (c)	1,015,000	1,018,090
Development Authority of Monroe County (The), Georgia Power Co. Plant Scherer Project Series 2009-2, Rev., 3.88%, 3/6/2026 (c)	1,415,000	1,420,631
Fayette County Development Authority, United States Soccer Federation, Inc. Project
Series 2024, Rev., 5.00%, 10/1/2040	1,600,000	1,645,898
Rev., 5.25%, 10/1/2054	2,250,000	2,251,524
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project, Rev., RAN, 5.00%, 10/15/2030	1,500,000	1,659,095
George L Smith II Congress Center Authority, Convention Center Hotel First Series 2021A, Rev., 4.00%, 1/1/2054	2,050,000	1,640,324
Georgia Higher Education Facilities Authority, USG Real Estate Foundation II LLC Projects, Rev., 4.00%, 6/15/2038	1,425,000	1,381,372
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Georgia — continued
Georgia Housing and Finance Authority Series 2025C, Rev., 6.25%, 12/1/2055	5,000,000	5,623,782
Lawrenceville Housing Authority, Applewood Towers Project Series 2024B, Rev., 5.00%, 10/1/2027 (c)	1,615,000	1,687,299
Main Street Natural Gas, Inc., Gas Supply
Series 2022B, Rev., 5.00%, 6/1/2029 (c)	1,750,000	1,833,006
Series 2023B, Rev., 5.00%, 3/1/2030 (c)	4,785,000	5,067,285
Series 2023A, Rev., 5.00%, 6/1/2030 (c)	4,215,000	4,461,729
Series 2023C, Rev., 5.00%, 9/1/2030 (c)	2,500,000	2,653,630
Series 2023D, Rev., 5.00%, 12/1/2030 (c)	3,500,000	3,720,951
Series 2024D, Rev., 5.00%, 4/1/2031 (c)	14,250,000	15,183,322
Series 2023E, Subseries E-1, Rev., 5.00%, 6/1/2031 (c)	4,230,000	4,528,308
Series 2024A, Rev., 5.00%, 9/1/2031 (c)	6,000,000	6,408,077
Series 2024E, Rev., 5.00%, 12/1/2032 (c)	16,310,000	17,451,858
Series 2025B, Rev., 5.00%, 12/1/2035 (c)	17,500,000	18,500,055
Metropolitan Atlanta Rapid Transit Authority, Sales Tax Series 2023A, Rev., 5.00%, 7/1/2039	900,000	969,303
Municipal Electric Authority of Georgia Project Series 2024B, Rev., 5.00%, 1/1/2028	1,000,000	1,056,988
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4 Project
Series 2019A, Rev., 5.00%, 1/1/2049	3,500,000	3,433,374
Series 2019A, Rev., 5.00%, 1/1/2049	1,000,000	989,003
Paulding County School District
GO, 5.00%, 2/1/2030	3,055,000	3,378,276
GO, 5.00%, 2/1/2031	1,750,000	1,960,455
Rome Building Authority, Rome City School Project Series 2023, Rev., 5.00%, 3/1/2036	1,000,000	1,105,580
Walton County Water and Sewer Authority, Hard Labor Creek Reservoir Water Treatment Facility Project
Rev., 5.25%, 2/1/2034	100,000	113,517
Rev., 5.25%, 2/1/2035	135,000	151,708
Total Georgia		130,378,458
SEE NOTES TO FINANCIAL STATEMENTS.

166	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Guam — 0.1%
Guam Government Waterworks Authority Series 2024A, Rev., 5.00%, 7/1/2040	1,810,000	1,850,282
Territory of Guam Series 2025G, Rev., 5.00%, 1/1/2035	2,600,000	2,802,726
Total Guam		4,653,008
Hawaii — 0.6%
City and County of Honolulu
Series D, GO, 5.00%, 9/1/2032	45,000	46,834
Series 2025F, GO, 5.00%, 7/1/2033	9,590,000	10,909,770
State of Hawaii Series FK, GO, 5.00%, 5/1/2033	30,000	30,975
State of Hawaii Airports System
Series 2025C, Rev., AMT, 5.00%, 7/1/2043	3,150,000	3,167,300
Series 2025C, Rev., AMT, 5.00%, 7/1/2045	1,500,000	1,490,665
State of Hawaii Department of Budget and Finance, The Queen's Health Systems Series 2025B, Rev., VRDO, LOC : Barclays Bank plc, 2.25%, 9/2/2025 (c)	5,125,000	5,125,000
Total Hawaii		20,770,544
Idaho — 0.5%
Idaho Health Facilities Authority, St. Luke's Health System Project
Series 2021A, Rev., 5.00%, 3/1/2029	35,000	37,545
Series 2025B, Rev., 5.00%, 3/1/2032 (c)	8,295,000	9,007,968
Series 2025C, Rev., 5.00%, 3/1/2035 (c)	1,250,000	1,345,605
Idaho Housing and Finance Association, Single Family Mortgage Series 2025C, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2056	5,300,000	5,973,568
Idaho Housing and Finance Association, Transporation Expansion and Congestion, Sales Tax Series 2025A, Rev., 4.00%, 8/15/2050	2,500,000	2,143,073
Idaho Housing and Finance Association, Transportation Expansion and Congestion Mitigation Fund Series 2022A, Rev., 5.00%, 8/15/2035	500,000	550,478
Total Idaho		19,058,237
Illinois — 3.9%
Champaign County Community Unit School District No. 4 Champaign, School Building, GO, 5.00%, 1/1/2027	45,000	45,365
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Illinois — continued
Chicago Midway International Airport, Senior Lien
Series 2023A, Rev., AMT, 5.00%, 1/1/2030	1,545,000	1,661,336
Series 2023C, Rev., AMT, 5.00%, 1/1/2034	3,500,000	3,764,068
Series 2023C, Rev., AMT, 5.00%, 1/1/2037	2,500,000	2,603,017
Series 2023A, Rev., AMT, 5.75%, 1/1/2048	1,335,000	1,393,627
Series 2023A, Rev., AMT, 5.50%, 1/1/2053	1,100,000	1,118,569
Chicago O'Hare International Airport, Customer Facility Charge Senior Lien
Series 2023, Rev., 5.00%, 1/1/2036	1,265,000	1,366,876
Series 2023, Rev., 5.00%, 1/1/2037	825,000	881,094
Chicago O'Hare International Airport, General Airport, Senior Lien
Series 2024D, Rev., 5.00%, 1/1/2026	1,800,000	1,814,052
Series 2020A, Rev., 5.00%, 1/1/2034	200,000	213,869
Series B, Rev., 5.00%, 1/1/2034	40,000	40,762
Series 2024B, Rev., 5.00%, 1/1/2048	1,000,000	1,004,321
Series 2024B, Rev., 5.50%, 1/1/2059	3,000,000	3,086,555
Chicago Transit Authority Sales Tax Receipts Fund Series 2024A, Rev., 5.00%, 12/1/2049	8,250,000	8,128,488
City of Chicago
Series 2025B, GO, 5.50%, 1/1/2041	4,000,000	4,088,604
Series 2019A, GO, 5.50%, 1/1/2049	3,000,000	2,863,752
Series 2025A, GO, 6.00%, 1/1/2050	1,110,000	1,130,036
City of Chicago, Waterworks, Second Lien
Series 2001, Rev., AMBAC, 5.75%, 11/1/2030	5,500,000	5,880,095
Series 2023A, Rev., A.G., 5.25%, 11/1/2053	365,000	368,550
City of Decatur, GO, 5.00%, 3/1/2027	130,000	131,629
City of Highland Park, GO, 4.00%, 12/30/2028	35,000	36,654
Cook County School District No. 87 Berkeley, GO, A.G., 4.00%, 12/1/2030	35,000	36,801
County of Cook, Sales Tax, Rev., 5.00%, 11/15/2034	2,000,000	2,062,869
County of Lake, Sales Tax, GO, 4.00%, 11/30/2027	100,000	103,179
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	167

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Illinois Finance Authority, Centerpointjoliet Terminal
Series 2020, Rev., AMT, 4.13%, 12/31/2034 (b) (c)	2,750,000	2,640,893
Rev., AMT, 4.80%, 7/2/2035 (b) (c)	2,500,000	2,501,715
Illinois Finance Authority, Lake Forest College
Series 2022A, Rev., 5.00%, 10/1/2029	320,000	337,697
Series 2022A, Rev., 5.00%, 10/1/2030	205,000	217,206
Series 2022A, Rev., 5.00%, 10/1/2031	235,000	248,608
Illinois Finance Authority, Silver Cross Hospital and Medical Centers
Series 2025B-1, Rev., 5.00%, 8/15/2030 (c)	3,500,000	3,770,337
Series 2025B-2, Rev., 5.00%, 8/15/2035 (c)	5,000,000	5,317,915
Illinois Finance Authority, Uchicago Medicine Series 2022B-2, Rev., 5.00%, 8/15/2027 (c)	1,000,000	1,036,720
Illinois Finance Authority, University of Chicago Series 2015A, Rev., 5.00%, 10/1/2025 (e)	3,250,000	3,256,534
Illinois Finance Authority, University of Chicago Medical Center (The) Series 2025A-2, Rev., 5.00%, 8/15/2032 (c)	4,000,000	4,299,043
Illinois Housing Development Authority
Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 10/1/2054	930,000	1,010,996
Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	4,000,000	4,518,152
Series 2025D, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	7,750,000	8,750,861
Illinois Municipal Electric Agency, Power Supply System Series 2025A, Rev., A.G., 5.00%, 2/1/2033 (d)	7,500,000	8,385,273
Illinois State Toll Highway Authority Series 2024A, Rev., 5.00%, 1/1/2038	2,360,000	2,543,690
Lake County Community Consolidated School District No. 3 Beach Park, GO, A.G., 4.00%, 2/1/2032	175,000	179,149
Sales Tax Securitization Corp., Second Lien
Series 2023C, Rev., 5.00%, 1/1/2034	2,340,000	2,562,532
Series 2020A, Rev., 4.00%, 1/1/2040	1,750,000	1,631,567
Sales Tax Securitization Corp., Senior Lien
Series 2023C, Rev., 5.00%, 1/1/2033	1,000,000	1,075,604
Series 2024A, Rev., 5.00%, 1/1/2035	1,500,000	1,674,363
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Illinois — continued
Southern Illinois University, Housing and Auxiliary Facilities
Series 2022A, Rev., 5.00%, 4/1/2029	675,000	722,847
Series 2022A, Rev., 5.00%, 4/1/2030	800,000	866,541
Series 2022A, Rev., 5.00%, 4/1/2031	575,000	627,551
Series 2022A, Rev., 5.00%, 4/1/2032	510,000	559,086
State of Illinois
Series 2017D, GO, 5.00%, 11/1/2025	2,550,000	2,559,648
Series 2017A, GO, 5.00%, 12/1/2026	1,000,000	1,028,884
Series 2016, GO, 5.00%, 2/1/2027	1,000,000	1,032,557
Series 2024B, GO, 5.00%, 5/1/2027	1,000,000	1,038,154
Series 2018A, GO, 5.00%, 10/1/2027	2,590,000	2,712,753
GO, 5.50%, 1/1/2029	5,000,000	5,445,411
Series 2022A, GO, 5.00%, 3/1/2029	500,000	538,178
Series 2018B, GO, 5.00%, 10/1/2029	2,000,000	2,133,388
GO, 4.00%, 6/1/2032	1,000,000	1,001,207
Series 2020B, GO, 4.00%, 10/1/2033	2,400,000	2,424,331
Series 2018A, GO, 5.00%, 10/1/2033	1,000,000	1,042,576
GO, 5.00%, 2/1/2037	3,000,000	3,190,856
Series 2024B, GO, 5.00%, 5/1/2037	5,000,000	5,296,073
Series 2024B, GO, 5.00%, 5/1/2040	1,800,000	1,849,855
Series 2023B, GO, 5.50%, 5/1/2047	375,000	382,175
University of Illinois, Auxiliary Facilities System Series 2021A, Rev., 5.00%, 4/1/2029	450,000	487,640
Village of Bolingbrook Series 2018A, GO, A.G., 5.00%, 1/1/2033	125,000	129,527
Village of Wilmette Series 2020B, GO, 5.00%, 12/1/2026	140,000	144,474
Will County School District No. 86 Joliet Series 2024, GO, 5.00%, 3/1/2043	1,000,000	1,009,307
Total Illinois		136,006,042
Indiana — 1.4%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (b)	245,000	199,479
City of Rockport, Indiana Michigan Power Co. Project Series 2025A, Rev., 3.70%, 6/1/2029 (c)	5,000,000	5,072,576
City of Valparaiso, Green Oaks of Valparaiso Project, Rev., 5.38%, 12/1/2041 (b)	200,000	171,961
Fishers Redevelopment Authority, Lease Rental, Geist Park Improvement Project Series 2024B, Rev., 5.00%, 7/15/2037	865,000	933,790
SEE NOTES TO FINANCIAL STATEMENTS.

168	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Indiana — continued
Franklin Township-Marion County Multiple School Building Corp., Valorem Property Tax First Mortgage
Series 2024, Rev., 5.00%, 7/15/2035	1,600,000	1,771,817
Series 2024, Rev., 5.00%, 7/15/2036	1,125,000	1,232,215
Series 2024, Rev., 5.00%, 7/15/2037	1,375,000	1,490,168
Series 2024, Rev., 5.00%, 7/15/2040	1,000,000	1,051,096
Indiana Finance Authority Series 2016C, Rev., 5.00%, 12/1/2025	35,000	35,209
Indiana Finance Authority, CHF- Tippecanoe LLC- Student Housing Project
Series 2023A, Rev., 5.00%, 6/1/2038	400,000	406,519
Series 2023A, Rev., 5.00%, 6/1/2043	430,000	416,785
Series 2023A, Rev., 5.00%, 6/1/2053	790,000	732,085
Indiana Finance Authority, Franciscan Alliance, Inc., Obligated Group Series 2017C, Rev., 4.00%, 11/1/2034	115,000	115,496
Indiana Finance Authority, Indiana University Health Obligated Group Series 2023B1, Rev., 5.00%, 7/1/2028 (c)	5,000,000	5,281,784
Indiana Finance Authority, Rose-Hulman Institute of Technology Project, Rev., 5.00%, 6/1/2030	435,000	472,601
Indiana Finance Authority, State Revolving Fund Program
Series 2025C, Rev., 5.00%, 2/1/2031	1,000,000	1,124,259
Series 2025C, Rev., 5.00%, 2/1/2032	1,000,000	1,133,692
Series 2025C, Rev., 5.00%, 2/1/2033	2,000,000	2,279,731
Series 2025C, Rev., 5.00%, 2/1/2035	1,000,000	1,141,339
Indiana Housing and Community Development Authority, Vita of New Whiteland Project, Rev., 6.75%, 1/1/2043	1,000,000	917,542
Indiana Municipal Power Agency, Power Supply System
Series 2025A, Rev., A.G., 5.00%, 1/1/2027	1,250,000	1,294,211
Series 2025A, Rev., A.G., 5.00%, 1/1/2028	1,000,000	1,058,374
Series 2025A, Rev., A.G., 5.00%, 1/1/2029	1,125,000	1,216,725
Series 2025A, Rev., A.G., 5.00%, 1/1/2030	690,000	759,763
Series 2025A, Rev., A.G., 5.00%, 1/1/2031	1,000,000	1,114,802
Series 2025A, Rev., A.G., 5.00%, 1/1/2032	1,355,000	1,523,237
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Indiana — continued
Indiana State University, Housing and Dining System, Rev., 5.00%, 4/1/2031	75,000	77,100
Indianapolis Local Public Improvement Bond Bank
Series 2024E, Rev., 5.00%, 2/1/2026	250,000	252,510
Series 2021A, Rev., A.G., 4.00%, 6/1/2037	5,000,000	4,992,138
Indianapolis Local Public Improvement Bond Bank, Indianapolis Public Transportation Corp. Project
Series 2025A, Rev., 5.00%, 1/15/2029	475,000	515,568
Series 2025A, Rev., 5.00%, 1/15/2030	400,000	440,525
Series 2025A, Rev., 5.00%, 1/15/2032	450,000	501,310
Series 2025A, Rev., 5.00%, 1/15/2034	225,000	251,942
Series 2025A, Rev., 5.00%, 7/15/2037	1,000,000	1,088,116
Indianapolis Local Public Improvement Bond Bank, Indianapolos Airport Authority
Series 2025B-1, Rev., 5.00%, 1/1/2035	350,000	393,475
Series 2025B-1, Rev., 5.00%, 1/1/2036	350,000	387,769
Series 2025B-1, Rev., 5.00%, 1/1/2037	375,000	410,812
Series 2025B-1, Rev., 5.00%, 1/1/2038	500,000	542,136
Series 2025B-1, Rev., 5.00%, 1/1/2039	500,000	536,974
Series 2025B-1, Rev., 5.00%, 1/1/2040	230,000	243,883
IPS Multi-School Building Corp., Ad Valorem Property Tax First Mortgage Series 2024, Rev., 5.00%, 7/15/2026	1,350,000	1,379,787
Vinton-Tecumseh School Building Corp., Ad Valorem Property Tax
Rev., 5.00%, 1/15/2030	1,125,000	1,232,145
Rev., 5.00%, 7/15/2030	1,150,000	1,267,789
Total Indiana		47,461,235
Iowa — 0.6%
Cedar Rapids Community School District Infrastructure Sales Services and Use Tax
Series 2023, Rev., A.G., 5.00%, 7/1/2035	1,045,000	1,116,199
Series 2023, Rev., A.G., 5.00%, 7/1/2036	1,060,000	1,123,075
Des Moines Independent Community School District, Sales Services and Use Tax, Rev., 5.00%, 6/1/2028	370,000	394,549
Iowa Finance Authority, Midwestern Disaster Area, Iowa Fertilizer Co., Project
Rev., 4.00%, 12/1/2032 (c) (e)	5,350,000	5,721,221
Rev., 5.00%, 12/1/2032 (e)	3,000,000	3,402,743
Iowa Finance Authority, State Revolving Fund, Rev., 5.00%, 8/1/2027	30,000	31,499
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	169

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Iowa — continued
Iowa Great Lakes Sanitation District, GO, 5.00%, 6/1/2026	1,145,000	1,165,833
Iowa Student Loan Liquidity Corp., Student Loan
Series 2023B, Rev., AMT, 5.00%, 12/1/2026	600,000	612,985
Series 2023B, Rev., AMT, 5.00%, 12/1/2027	900,000	933,659
Iowa Tobacco Settlement Authority, Subordinate Senior Capital Appreciation Asset Backed Series 2021-B-2, Class 2, Rev., Zero Coupon, 6/1/2065	39,655,000	5,483,711
Total Iowa		19,985,474
Kansas — 0.1%
Kansas Development Finance Authority, AdventHealth Series 2021B, Rev., 5.00%, 11/15/2031 (c)	200,000	221,482
State of Kansas Department of Transportation
Series 2024A, Rev., 5.00%, 9/1/2035	1,000,000	1,124,985
Series 2025A, Rev., 5.00%, 9/1/2041	2,010,000	2,132,096
Total Kansas		3,478,563
Kentucky — 0.7%
County of Boone, Duke Energy Kentucky, Inc. Series 2008A, Rev., 3.70%, 8/1/2027	500,000	505,472
Kentucky Economic Development Finance Authority, Baptist Healthcare System Obligated Group Series 2017B, Rev., 5.00%, 8/15/2029	165,000	171,622
Kentucky Public Energy Authority, Gas Supply
Series 2023A-1, Rev., 5.25%, 2/1/2032 (c)	3,330,000	3,586,366
Series 2024B, Rev., 5.00%, 8/1/2032 (c)	6,825,000	7,272,746
Kentucky State Property and Building Commission, Project No. 130 Series 2024B, Rev., 5.00%, 11/1/2030	1,000,000	1,111,313
Kentucky State Property and Building Commission, Project No. 131
Series A, Rev., 5.00%, 10/1/2028	1,000,000	1,078,849
Series A, Rev., 5.00%, 10/1/2030	1,400,000	1,557,383
Kentucky State Property and Building Commission, Project No. 132 Series A, Rev., 5.00%, 4/1/2032	3,650,000	4,094,369
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Kentucky — continued
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc. Series 2016A, Rev., 4.00%, 10/1/2036	65,000	63,641
University of Kentucky, General Receipts Series 2015A, Rev., 4.00%, 4/1/2038	5,000,000	4,899,864
University of Kentucky, Healthcare Cancer Center Parking Projects, Rev., 5.00%, 10/1/2029	315,000	344,584
Total Kentucky		24,686,209
Louisiana — 1.2%
Louisiana Housing Corp., Single Family Mortgage Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.00%, 6/1/2055	2,000,000	2,214,069
Louisiana Local Government Environmental Facilities & Community Development Auth Series 2021B, Rev., 2.50%, 4/1/2036	1,740,000	1,419,232
Louisiana Local Government Environmental Facilities and Community Development Authority, Calcasieu Parish Projects, Rev., 5.00%, 12/1/2030	250,000	268,802
Louisiana Local Government Environmental Facilities and Community Development Authority, City of Bossier City, Louisiana Project, Rev., 5.00%, 6/1/2033 (d)	1,090,000	1,220,142
Louisiana Public Facilities Authority, I-10 Calcasieu River Bridge Public Private Partnership Project, Rev., AMT, 5.50%, 9/1/2054	1,000,000	981,602
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project
Series 2025B, Rev., 5.00%, 5/15/2030	3,000,000	3,277,602
Series 2025A, Rev., 5.25%, 5/15/2055	5,250,000	5,309,291
Series 2025A, Rev., 5.50%, 5/15/2055	3,500,000	3,613,949
Parish of St. John the Baptist, Marathon Oil Corp., Project Series 2017A-1, Rev., 4.05%, 7/1/2026 (c)	7,500,000	7,563,388
State of Louisiana Series 2016-B, GO, 4.00%, 8/1/2026	30,000	30,448
State of Louisiana Gasoline and Fuels Tax, Second Lien Series 2025A, Rev., 5.00%, 5/1/2040	2,055,000	2,182,644
State of Louisiana, Gasoline and Fuels Tax, Second Lien Series 2023A-1, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/2/2025 (c)	14,900,000	14,900,000
Total Louisiana		42,981,169
SEE NOTES TO FINANCIAL STATEMENTS.

170	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Maine — 0.3%
Finance Authority of Maine, Casella Waste System, Inc., Project Series 2015R-3, Rev., AMT, 5.00%, 8/1/2035 (b)	2,000,000	2,013,272
Maine Health and Higher Educational Facilities Authority
Series 2024A, Rev., A.G., 5.00%, 7/1/2028	1,135,000	1,214,605
Series 2023A, Rev., A.G., 5.00%, 7/1/2038	250,000	266,659
Series 2024A, Rev., A.G., 5.00%, 7/1/2041	1,360,000	1,425,989
Maine Municipal Bond Bank
Series 2025A, Rev., 5.00%, 11/1/2028	2,075,000	2,239,209
Series 2025A, Rev., 5.00%, 11/1/2030	225,000	251,542
Maine Turnpike Authority
Rev., 5.00%, 7/1/2034	1,520,000	1,727,571
Rev., 4.00%, 7/1/2040	2,100,000	2,037,535
Total Maine		11,176,382
Maryland — 1.2%
County of Anne Arundel Series 2022, GO, 5.00%, 10/1/2035	2,565,000	2,822,714
County of Prince George's, Consolidated Public Improvement Series 2025A, GO, 5.00%, 8/1/2043	4,355,000	4,562,612
County of St. Mary's, Public Improvement, GO, 4.00%, 7/15/2027	70,000	72,136
Maryland Community Development Administration, Multi- Family, Villages at Marley Station Series 2024D-2, Rev., 3.30%, 1/1/2029	2,500,000	2,538,051
Maryland Health and Higher Educational Facilities Authority, The Johns Hopkins Health System Series 2024B, Rev., VRDO, LOC : TD Bank NA, 2.70%, 9/2/2025 (c)	25,000,000	25,000,000
State of Maryland, Department of Transportation
Rev., 5.00%, 9/1/2026	75,000	77,000
Series 2025A, Rev., 4.00%, 4/1/2040	5,000,000	4,821,647
State of Maryland, State and Local Facilities Loan of 2022 Series 2022A, GO, 5.00%, 6/1/2033	1,000,000	1,125,141
Town of Ocean City Series 2023, GO, 4.00%, 1/15/2043	1,000,000	930,883
Total Maryland		41,950,184
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Massachusetts — 1.5%
Commonwealth of Massachusetts, Consolidated Loan of 2016 Series 2016J, GO, 4.00%, 12/1/2039	2,505,000	2,411,351
Commonwealth of Massachusetts, Consolidated Loan of 2020 Series 2020E, GO, 5.00%, 11/1/2050	3,210,000	3,232,571
Commonwealth of Massachusetts, Consolidated Loan of 2023
Series 2023A, GO, 5.00%, 5/1/2033	1,805,000	2,052,417
Series 2023A, GO, 5.00%, 5/1/2048	13,000,000	13,201,646
Commonwealth of Massachusetts, Consolidated Loan of 2024 Series 2024H, GO, 5.00%, 12/1/2040	1,130,000	1,209,499
Massachusetts Bay Transportation Authority, Sales Tax Series 2020B-1, Rev., 5.00%, 7/1/2050	4,000,000	3,974,955
Massachusetts Development Finance Agency, Amherst College Issue Series 2025A, Rev., 5.00%, 11/1/2035 (c)	5,000,000	5,693,515
Massachusetts Development Finance Agency, Boston Medical Center Issue
Series 2023G, Rev., 5.00%, 7/1/2029	750,000	795,911
Series 2025W, Rev., 4.25%, 7/1/2055	2,000,000	1,752,929
Massachusetts Development Finance Agency, Lasell Village, Inc. Issue, Rev., 5.00%, 7/1/2029	2,000,000	2,127,685
Massachusetts Development Finance Agency, PRG Medford Properties, Inc. Issue Tufts University Student Housing Program
Rev., 5.00%, 6/1/2039	1,505,000	1,588,295
Rev., 5.25%, 6/1/2042	1,505,000	1,560,635
Rev., 5.25%, 6/1/2055	2,125,000	2,127,970
Massachusetts State College Building Authority Series 2017D, Rev., 5.00%, 5/1/2027	45,000	47,003
Massachusetts Water Resources Authority, Green Bond Series 2016C, Rev., 4.00%, 8/1/2040	2,470,000	2,357,685
Town of Brookline, Purpose Loan
GO, 4.00%, 5/15/2044	2,855,000	2,659,730
GO, 4.00%, 5/15/2045	5,050,000	4,638,687
Total Massachusetts		51,432,484
Michigan — 1.6%
Berkley School District, Unlimited Tax
GO, Q-SBLF, 4.00%, 5/1/2033	210,000	221,743
GO, Q-SBLF, 4.00%, 5/1/2034	225,000	235,896
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	171

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Michigan — continued
Berrien Springs Public Schools, School Building and Site, Unlimited Tax, GO, Q-SBLF, 5.00%, 5/1/2030	100,000	108,441
City of Ann Arbor
Rev., 4.00%, 4/1/2042	1,515,000	1,409,135
Rev., 4.00%, 4/1/2045	1,705,000	1,528,606
City of Detroit, Unlimited Tax
Series 2023C, GO, 6.00%, 5/1/2043	1,200,000	1,280,804
Series 2021A, GO, 5.00%, 4/1/2046	1,015,000	987,027
City of Holland
Series 2023, GO, 5.00%, 5/1/2041	1,070,000	1,118,725
Series 2023, GO, 5.00%, 5/1/2042	1,000,000	1,035,024
Grand Traverse County Hospital Finance Authority, Munson Healthcare Obligated Group, Rev., 5.00%, 7/1/2026	175,000	178,195
Great Lakes Water Authority Sewage Disposal System, Second Lien Series 2023A, Rev., 5.00%, 7/1/2038	1,000,000	1,074,904
Michigan Finance Authority, Public Lighting Authority Refunding Local Project
Series 2025A, Rev., 5.00%, 7/1/2033 (d)	1,000,000	1,115,615
Series 2025A, Rev., 5.00%, 7/1/2034 (d)	1,000,000	1,114,119
Series 2025A, Rev., 5.00%, 7/1/2035 (d)	1,000,000	1,110,053
Series 2025A, Rev., 5.00%, 7/1/2036 (d)	1,000,000	1,091,925
Series 2025A, Rev., 5.00%, 7/1/2037 (d)	1,000,000	1,076,935
Series 2025A, Rev., 5.00%, 7/1/2038 (d)	1,050,000	1,119,118
Series 2025A, Rev., 5.00%, 7/1/2039 (d)	1,000,000	1,056,180
Series 2025A, Rev., 5.00%, 7/1/2040 (d)	1,000,000	1,047,079
Series 2025A, Rev., 5.00%, 7/1/2041 (d)	1,325,000	1,372,203
Series 2025A, Rev., 5.00%, 7/1/2042 (d)	1,500,000	1,539,201
Michigan Finance Authority, Trinity Health Credit Group
Series 2022B, Rev., 5.00%, 12/1/2028 (c)	1,000,000	1,062,090
Series 2016 MI, Rev., 5.00%, 12/1/2034	5,000,000	5,050,862
Series 2013MI-5, Rev., 4.00%, 12/1/2040	1,295,000	1,213,098
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Michigan — continued
Michigan State Hospital Finance Authority, Corewell Health
Series 2025B-1, Rev., 5.00%, 6/1/2032 (c)	3,160,000	3,434,355
Series 2025B-2, Rev., 5.00%, 6/1/2035 (c)	1,000,000	1,079,525
Michigan State Housing Development Authority Series 2023B, Rev., 5.75%, 6/1/2054	2,000,000	2,154,594
Michigan Strategic Fund, Consumers Co. Project Series 2019, Rev., AMT, 3.35%, 10/1/2027 (c)	14,030,000	13,853,200
Michigan Strategic Fund, Graphic Packaging International, LLC Coated Recycled Board Machine Project, Rev., AMT, 4.00%, 10/1/2026 (c)	2,430,000	2,416,892
Michigan Strategic Fund, I-75 Improvement Projects, Rev., AMT, 5.00%, 12/31/2043	5,000,000	4,837,662
State of Michigan Trunk Line Series 2021A, Rev., 4.00%, 11/15/2036	135,000	134,856
Wayne County Airport Authority, Detroit Metropolitan Wayne Series 2025B, Rev., AMT, 5.75%, 12/1/2050	1,500,000	1,579,014
Total Michigan		57,637,076
Minnesota — 0.4%
City of Center City, Health Care Facilities, Hazelden Betty Ford Foundation Project Series 2025, Rev., 5.00%, 11/1/2044	1,160,000	1,163,584
City of Lakeville Series 2024A, GO, 5.00%, 2/1/2034	1,455,000	1,620,311
City of Mankato Series 2022B, GO, 5.00%, 2/1/2027	150,000	155,295
City of Minneapolis, Health Care System, Fairview Health Services Series 2018A, Rev., 5.00%, 11/15/2033	180,000	185,496
City of Rogers, Sales Tax Series 2024B, GO, 5.00%, 2/1/2034	1,135,000	1,291,446
County of Hennepin Series 2023A, GO, 5.00%, 12/1/2034	2,000,000	2,274,005
Minnesota Housing Finance Agency Series 2023F, Rev., GNMA / FNMA / FHLMC, 5.75%, 7/1/2053	2,240,000	2,398,888
Minnesota Housing Finance Agency, Residential Housing Series 2024O, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	1,975,000	2,214,182
SEE NOTES TO FINANCIAL STATEMENTS.

172	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Minnesota — continued
Minnesota Municipal Gas Agency Subseries, 2022A, Rev., LIQ : Royal Bank of Canada, 4.00%, 6/1/2027	1,000,000	1,018,665
State of Minnesota Series 2021A, GO, 4.00%, 9/1/2041	1,000,000	963,580
Total Minnesota		13,285,452
Mississippi — 0.1%
Jackson State University Educational Building Corp. Series 2021A, Rev., 1.40%, 3/1/2034	6,000,000	5,018,969
Mississippi Development Bank, Ranking County Project, Rev., 5.00%, 3/1/2026	205,000	204,958
State of Mississippi Series 2016B, GO, 5.00%, 12/1/2025	20,000	20,124
Total Mississippi		5,244,051
Missouri — 1.0%
City of Excelsior Springs Series 2020B, COP, 4.00%, 3/1/2030	115,000	120,424
City of Springfield Public Utility Series 2015, Rev., 4.00%, 9/16/2025	5,000,000	5,002,926
Health and Educational Facilities Authority of the State of Missouri Series 2021C, Rev., 5.00%, 5/1/2028 (c)	2,335,000	2,478,268
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Rev., 4.00%, 2/1/2027	1,000,000	1,006,512
Series 2016A, Rev., 5.00%, 2/1/2036	1,000,000	1,000,226
Health and Educational Facilities Authority of the State of Missouri, Mercy Health Series 2018A, Rev., 5.00%, 6/1/2028	180,000	191,138
Health and Educational Facilities Authority of the State of Missouri, SSM Health Care Obligated Group Series 2023A, Rev., 5.00%, 6/1/2028 (c)	5,000,000	5,282,640
Health and Educational Facilities Authority of the State of Missouri, St. Louis University Series 2008B, Rev., VRDO, LOC : Wells Fargo Bank NA, 2.75%, 9/2/2025 (c)	910,000	910,000
Health and Educational Facilities Authority of the State of Missouri, St. Luke's Episcopal-Presbyterian Hospitals Series 2015B, Rev., 5.00%, 12/1/2026	165,000	165,164
Health and Educational Facilities Authority of the State of Missouri, Wright Memorial Hospital, Rev., 5.00%, 9/1/2026	200,000	201,915
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Missouri — continued
Kansas City Industrial Development Authority, Historic Northeast Redevelopment Plan Series 2024A-1, Rev., 5.00%, 6/1/2046 (b)	1,000,000	919,100
Metropolitan St. Louis Sewer District, Wastewater System Improvement Series 2017A, Rev., 5.00%, 5/1/2027	50,000	52,239
Missouri Development Finance Board, Procter & Gamble Co. Project Series 1999, Rev., 5.20%, 3/15/2029	1,680,000	1,792,518
Missouri Housing Development Commission, Single Family, First Place Homeownership Loan Program Series 2024A, Rev., GNMA / FNMA / FHLMC, 5.75%, 5/1/2055	2,770,000	3,039,422
Missouri Joint Municipal Electric Utility Commission, Plum Point Project
Series 2024, Rev., 5.00%, 1/1/2029	1,350,000	1,450,053
Series 2024, Rev., 5.00%, 1/1/2031	1,100,000	1,211,152
Missouri State Environmental Improvement and Energy Resources Authority, Union Improvement Co. Project Series 1998C, Rev., 2.75%, 9/1/2033	4,250,000	3,843,273
Orchard Farm R-V School District, Missouri Direct Deposit Program Series 2024A, GO, 5.75%, 3/1/2041	5,325,000	5,935,510
Springfield School District No. R-12, GO, 4.00%, 3/1/2042	1,800,000	1,686,548
Total Missouri		36,289,028
Montana — 0.2%
Montana Board of Housing Series 2025B, Rev., 6.00%, 12/1/2055	3,250,000	3,612,753
Yellowstone and Carbon Counties School District No. 7-70 Laurel Series 2023, GO, 5.00%, 7/1/2039	1,675,000	1,768,990
Total Montana		5,381,743
Nebraska — 0.7%
Central Plains Energy Project Series 2025A, Subseries A-1, Rev., 5.00%, 8/1/2031 (c)	9,840,000	10,502,457
Central Plains Energy Project, Gas Project No. 3 Series 2017A, Rev., 5.00%, 9/1/2030	320,000	340,442
Central Plains Energy Project, Gas Project No. 5 Series 2022-1, Rev., 5.00%, 10/1/2029 (c)	1,350,000	1,421,130
City of Lincoln, Electric System
Rev., 5.00%, 9/1/2026	85,000	87,238
Rev., 5.00%, 9/1/2028	50,000	51,932
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	173

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Nebraska — continued
Nebraska Educational Health Cultural and Social Services Finance Authority, Immanuel Retirement Communities Obligated Group Series 2019A, Rev., 4.00%, 1/1/2035	1,000,000	975,309
Omaha Public Power District, Electric System
Series 2016A, Rev., 5.00%, 2/1/2026	40,000	40,433
Series 2016A, Rev., 5.00%, 2/1/2027	30,000	30,326
Series 2016A, Rev., 5.00%, 2/1/2028	1,075,000	1,085,901
Series 2022A, Rev., 4.00%, 2/1/2042	3,750,000	3,466,062
Series 2024D, Rev., 5.00%, 2/1/2043	2,700,000	2,810,465
Public Power Generation Agency, Whelan Energy Center Unit 2
Series 2024A, Rev., 5.00%, 1/1/2028	1,430,000	1,513,026
Series 2024A, Rev., 5.00%, 1/1/2029	1,750,000	1,890,733
Total Nebraska		24,215,454
Nevada — 0.5%
City of North Las Vegas, Water and wastewater Reclamation System Limited Tax
Series 2024B, GO, 5.00%, 6/1/2032	1,000,000	1,121,080
Series 2024B, GO, 5.00%, 6/1/2037	1,870,000	2,053,057
Clark County School District, Limited Tax Series 2018A, GO, 5.00%, 6/15/2032	95,000	99,842
County of Clark Department of Aviation Series 2019D, Rev., 5.00%, 7/1/2031	4,455,000	4,796,494
County of Clark Department of Aviation, Jet Aviation Fuel tax Series 2022A, Rev., AMT, 5.00%, 7/1/2026	400,000	407,568
County of Clark, Limited Tax Series 2018B, GO, 5.00%, 12/1/2027	120,000	127,137
County of Clark, Passenger Facility Charge, Las Vegas-McCarran International Airport Passenger Facility Series 2019E, Rev., 5.00%, 7/1/2033	155,000	164,925
County of Washoe, Nevada Water Facilities Sierra Pacific Power Co. Projects Series 2016G, Rev., 3.63%, 10/1/2029 (c)	2,000,000	2,001,599
Nye County School District Series 2023, GO, PSF-GTD, 5.00%, 5/1/2036	1,000,000	1,100,136
State of Nevada, Department of Business and Industry, Brighline West Passenger Rail Project Series 2025A, Rev., AMT, 9.50%, 1/1/2033 (b) (c)	6,510,000	5,982,683
Total Nevada		17,854,521
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New Hampshire — 0.4%
New Hampshire Business Finance Authority, Tamarron Project Series 2024, Rev., 5.25%, 12/1/2035 (b)	1,300,000	1,299,390
New Hampshire Business Finance Authority, University of Nevada Reno Project
Series 2023A, Rev., 5.00%, 12/1/2036	715,000	766,479
Series 2023A, Rev., 5.00%, 12/1/2037	860,000	914,563
Series 2023A, Rev., 5.00%, 12/1/2038	665,000	699,964
Series 2023A, Rev., 5.25%, 12/1/2039	790,000	838,783
Series 2023A, Rev., 5.25%, 6/1/2051	2,400,000	2,445,493
Series 2023A, Rev., 4.50%, 6/1/2053	1,075,000	990,737
New Hampshire Business Finance Authority, Winston Salem Sustainable Energy Partners
Series 2025A, Rev., 5.00%, 12/1/2035	1,910,000	2,046,112
Series 2025A, Rev., 5.50%, 6/1/2050	4,000,000	4,066,515
Total New Hampshire		14,068,036
New Jersey — 2.8%
Bergen County Improvement Authority (The), Guaranteed Government Pooled Project Series 2025A, Rev., GTD, 4.00%, 5/21/2026	17,000,000	17,168,557
Burlington County Bridge Commission, Government Leasing Program Series 2024D, Rev., RAN, 4.25%, 12/11/2025	5,000,000	5,018,061
Casino Reinvestment Development Authority, Inc., Luxury Tax
Series 2024A, Rev., A.G., 5.00%, 11/1/2025	1,000,000	1,003,515
Series 2024B, Rev., A.G., 5.00%, 11/1/2025	500,000	501,758
Series 2024A, Rev., A.G., 5.00%, 11/1/2026	1,800,000	1,847,574
Series 2024B, Rev., A.G., 5.00%, 11/1/2026	1,000,000	1,026,430
Series 2024A, Rev., A.G., 5.00%, 11/1/2028	700,000	749,452
New Jersey Economic Development Authority, Municipal Rehabilitation Series 2019A, Rev., 5.25%, 4/1/2028 (c)	1,600,000	1,706,551
New Jersey Economic Development Authority, School Facilities Construction
Series 2024SSS, Rev., 5.00%, 6/15/2026	1,000,000	1,019,046
Series 2019GGG, Rev., 5.25%, 9/1/2026 (b)	2,000,000	2,053,642
SEE NOTES TO FINANCIAL STATEMENTS.

174	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
New Jersey Transportation Trust Fund Authority, Transportation Program
Series 2024CC, Rev., 5.00%, 6/15/2034	1,000,000	1,117,199
Series 2023BB, Rev., 5.00%, 6/15/2046	2,250,000	2,257,897
Series 2024CC, Rev., 4.13%, 6/15/2050	1,250,000	1,080,439
Series 2023BB, Rev., 5.25%, 6/15/2050	3,500,000	3,569,368
Series 2024CC, Rev., 5.25%, 6/15/2055	1,000,000	1,013,831
New Jersey Transportation Trust Fund Authority, Transportation System
Series 2018A, Rev., 4.00%, 12/15/2031	250,000	256,269
Series 2018A, Rev., 5.00%, 12/15/2033	2,000,000	2,101,245
Series 2024A, Rev., 5.00%, 6/15/2038	12,000,000	12,791,279
Series 2024AA, Rev., 5.00%, 6/15/2040	1,250,000	1,305,675
South Jersey Transportation Authority
Series 2025A, Rev., 4.00%, 11/1/2038	1,800,000	1,729,871
Series 2025A, Rev., 4.00%, 11/1/2039	1,700,000	1,607,432
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2033	6,255,000	6,454,586
Series 2018A, Rev., 5.00%, 6/1/2034	8,000,000	8,217,375
Series 2018A, Rev., 5.00%, 6/1/2036	3,000,000	3,054,166
Series 2018A, Rev., 4.00%, 6/1/2037	2,415,000	2,292,142
Series 2018A, Rev., 5.00%, 6/1/2046	10,575,000	10,186,774
Series 2018B, Rev., 5.00%, 6/1/2046	8,825,000	8,481,525
Total New Jersey		99,611,659
New Mexico — 0.6%
Albuquerque Municipal School District No. 12
Series 2024, GO, 5.00%, 8/1/2036	600,000	645,877
Series 2024, GO, 5.00%, 8/1/2037	1,000,000	1,067,204
City of Albuquerque Series 2015A, Rev., 5.00%, 7/1/2026	240,000	240,425
City of Farmington, San Juan Project
Series 2010D, Rev., 3.90%, 6/1/2028 (c)	1,100,000	1,119,409
Series 2010C, Rev., 3.88%, 6/1/2029 (c)	1,500,000	1,531,042
County of Santa Fe, Cresta Ranch Apartments Series 2024, Rev., 3.29%, 6/1/2028 (c)	8,000,000	8,048,822
New Mexico Finance Authority, State Transportation, Subordinate Lien Series 2018A, Rev., 5.00%, 6/15/2027	100,000	104,836
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New Mexico — continued
New Mexico Mortgage Finance Authority, Mountain View II & III Apartments Project, Rev., 2.97%, 3/1/2026 (c)	5,095,000	5,094,786
New Mexico Mortgage Finance Authority, Santee Apartments and Sangre De Cristo Project, Rev., 3.73%, 12/1/2025 (c)	2,100,000	2,102,795
Total New Mexico		19,955,196
New York — 13.8%
Build NYC Resource Corp., Kipp NYC Public School Facilities - Canal West Project
Rev., 5.00%, 7/1/2033	585,000	623,755
Rev., 5.00%, 7/1/2034	230,000	243,022
Build NYC Resource Corp., Success Academy Charter School Project Series 2025, Rev., 4.00%, 9/1/2040	1,700,000	1,572,384
Build NYC Resource Corp., The Young Men's and Women's Hebrew Association Project Series 2024, Rev., 5.00%, 12/1/2027	2,500,000	2,631,863
Build NYC Resource Corp., Urban Resource Institute Project Series 2025A, Rev., 5.38%, 12/1/2046	1,000,000	1,035,503
Canisteo-Greenwood Central School District, GO, BAN, 4.25%, 6/26/2026	3,000,000	3,028,905
Chautauqua Tobacco Asset Securitization Corp. Series 2014, Rev., 5.00%, 6/1/2048	2,975,000	2,254,821
City of New York, Fiscal Year 2018
Series B-4, GO, VRDO, LIQ : Barclays Bank plc, 2.65%, 9/2/2025 (c)	4,360,000	4,360,000
Series B-5, GO, VRDO, LIQ : Barclays Bank plc, 2.65%, 9/2/2025 (c)	13,185,000	13,185,000
Series 2018E, GO, VRDO, LOC : TD Bank NA, 3.90%, 9/2/2025 (c)	4,400,000	4,400,000
Series 2018F-1, GO, 5.00%, 4/1/2033	105,000	109,515
City of New York, Fiscal Year 2019 Series 2019E, GO, 5.00%, 8/1/2033	100,000	106,015
City of New York, Fiscal Year 2021
Series 2021A-1, GO, 5.00%, 8/1/2031	185,000	203,087
Series 2021-1, GO, 5.00%, 4/1/2033	235,000	256,101
Series 2021F, Subseries F-1, GO, 5.00%, 3/1/2037	1,000,000	1,053,299
City of New York, Fiscal Year 2022 Series 2022B,Subseries B-1, GO, 5.00%, 8/1/2033	1,300,000	1,436,612
City of New York, Fiscal Year 2023
Series 2023A, Subseries A-1, GO, 4.00%, 9/1/2046	5,000,000	4,390,450
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	175

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Series 2023E, Subseries E-1, GO, 4.00%, 4/1/2050	1,290,000	1,109,633
City of New York, Fiscal Year 2024
Series 2025, Subseries C-1, GO, 5.00%, 9/1/2047	1,150,000	1,163,047
Series 2024D, GO, 5.50%, 4/1/2049	2,350,000	2,465,321
City of New York, Fiscal Year 2025
Series 2025G, Subseries G-1, GO, 5.00%, 2/1/2028	4,000,000	4,236,641
Series 2025F, GO, 5.00%, 8/1/2033	5,000,000	5,626,298
Series 2025G, Subseries G-1, GO, 5.00%, 2/1/2036	3,500,000	3,904,913
Series 2025G, Subseries G-1, GO, 5.00%, 2/1/2043	5,000,000	5,172,509
Series 2025G, Subseries G-1, GO, 5.25%, 2/1/2053	990,000	1,014,341
City of New York, Fiscal Year 2026 Series 2026B, Subseries B-1, GO, 5.00%, 8/1/2034	6,300,000	7,094,562
County of Nassau, General Improvement
Series 2025A, GO, 4.00%, 4/1/2044	8,215,000	7,486,070
Series 2025A, GO, 4.00%, 4/1/2045	5,780,000	5,226,571
Empire State Development Corp., State Personal Income Tax, General Purpose Series 2020A, Rev., 4.00%, 3/15/2045	500,000	443,374
Empire State Development Corp., State Sales Tax
Series 2024A, Rev., 5.00%, 3/15/2045	2,870,000	2,939,013
Series 2021A, Rev., 4.00%, 3/15/2046	2,500,000	2,194,736
Geneseo Central School District, GO, BAN, 4.25%, 6/25/2026	3,000,000	3,028,801
Gouverneur Central School District, GO, BAN, 4.25%, 7/16/2026	10,000,000	10,096,419
Long Island Power Authority, Electric System
Series 2025B, Rev., VRDO, 3.00%, 9/1/2028 (c)	8,000,000	8,000,000
Series 2024B, Rev., 3.00%, 9/1/2029 (c)	15,000,000	14,970,397
Series 2019A, Rev., 4.00%, 9/1/2034	2,000,000	2,015,087
Lyons Central School District, GO, BAN, 4.25%, 6/26/2026	3,000,000	3,030,122
Metropolitan Transportation Authority
Series 2015E-1, Rev., VRDO, LOC : Barclays Bank plc, 3.85%, 9/2/2025 (c)	2,300,000	2,300,000
Series 2024B, Rev., 5.00%, 11/15/2041	2,000,000	2,049,693
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
Metropolitan Transportation Authority, Climate Bond
Series 2017C-1, Rev., 5.00%, 11/15/2033	14,360,000	14,988,361
Series 2025A, Rev., 5.25%, 11/15/2045	2,500,000	2,547,494
Series 2025A, Rev., 5.25%, 11/15/2055	2,000,000	2,001,351
New York City Health and Hospitals Corp., Health System
Series 2025A, Rev., 5.00%, 2/15/2037	2,500,000	2,729,374
Series 2025A, Rev., 5.00%, 2/15/2038	2,750,000	2,967,365
New York City Housing Development Corp. Series 2025A, Rev., FHLMC COLL, 5.20%, 2/1/2055	12,430,000	12,558,453
New York City Housing Development Corp., Multi-Family Mortgage, 8 Spruce Street Project
Series 2024, Rev., 4.38%, 12/15/2031	1,250,000	1,286,856
Series 2024, Rev., 5.25%, 12/15/2031	5,300,000	5,438,278
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2025 Series 2025DD, Rev., 5.50%, 6/15/2039	1,500,000	1,697,156
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Series 2009BB-2, Rev., VRDO, LIQ : UBS AG, 3.90%, 9/2/2025 (c)	2,400,000	2,400,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2011 Series DD-1, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/2/2025 (c)	2,100,000	2,100,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2020 Series 2022FF, Rev., 4.00%, 6/15/2041	1,760,000	1,642,063
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023
Series 2023CC, Rev., VRDO, LIQ : Barclays Bank plc, 2.65%, 9/2/2025 (c)	2,105,000	2,105,000
Series 2023AA Subseries AA-1, Rev., 5.25%, 6/15/2052	3,000,000	3,061,989
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2024 Series 2024, Subseries AA-1, Rev., 5.25%, 6/15/2053	2,700,000	2,776,687
SEE NOTES TO FINANCIAL STATEMENTS.

176	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2025 Series 2025AA,Subseries2AA1, Rev., 5.00%, 6/15/2051	6,000,000	6,072,075
New York City Transitional Finance Authority Building Aid
Series 2026, S-1, Rev., 5.00%, 7/15/2037	5,000,000	5,488,268
Series 2026, S-1, Rev., 5.00%, 7/15/2041	10,000,000	10,553,616
New York City Transitional Finance Authority Building Aid, Subordinate, Fiscal Year 2020 Series 2020S1, Subseries S-1B, Rev., 4.00%, 7/15/2042	1,500,000	1,371,831
New York City Transitional Finance Authority, Future Tax Secured Fiscal Year 2025 Series 2025 Subseries C-1, Rev., 5.25%, 5/1/2049	5,000,000	5,149,563
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Series D-3, Rev., VRDO, LIQ : Mizuho Bank Ltd., 3.85%, 9/2/2025 (c)	15,700,000	15,700,000
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2021 Series 2021C, Subseries C-1, Rev., 4.00%, 5/1/2035	550,000	551,944
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2022
Series 2022F, Subseries F-1, Rev., 4.00%, 2/1/2038	1,000,000	974,505
Series 2022B, Subseries B-1, Rev., 4.00%, 8/1/2045	3,370,000	2,957,379
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023F, Subseries F-1, Rev., 4.00%, 2/1/2051	1,250,000	1,080,375
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2024
Series 2024C, Rev., 5.25%, 5/1/2048	2,000,000	2,052,291
Series 2024C, Rev., 5.00%, 5/1/2053	2,500,000	2,508,891
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025 Series 2025A, Subseries A-1, Rev., 5.00%, 11/1/2029	3,000,000	3,303,743
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025
Series 2025F, Subseries F-1, Rev., 5.00%, 11/1/2035	2,000,000	2,263,858
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
Series 2026H, Subseries H-1, Rev., 5.00%, 11/1/2043	5,000,000	5,170,506
Series 2025E, Rev., 5.00%, 11/1/2047	1,000,000	1,011,005
Series 2025-J, Subseries J-1, Rev., 5.25%, 5/1/2048	5,000,000	5,169,629
New York City Transitional Finance Authority,Future Tax Secured Series 2018B-1, Rev., 4.00%, 8/1/2042	2,750,000	2,495,479
New York Power Authority, Green Transmission Project
Series 2023A, Rev., A.G., 5.00%, 11/15/2053	1,000,000	1,007,131
Series 2023A, Rev., A.G., 5.13%, 11/15/2058	2,750,000	2,783,517
New York State Dormitory Authority
Series 2024A, Rev., A.G., 5.00%, 10/1/2025	2,500,000	2,504,879
Series 2024A, Rev., A.G., 5.00%, 10/1/2026	3,225,000	3,317,145
Series 2024D, Rev., 5.00%, 10/1/2035	1,300,000	1,428,347
Series 2024A, Rev., A.G., 5.00%, 10/1/2037	1,825,000	1,949,627
New York State Dormitory Authority, Cornell University Series 2019D, Rev., 5.00%, 7/1/2033	135,000	154,818
New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center Series 2025 2-B, Rev., 5.00%, 7/1/2032 (c)	3,000,000	3,277,923
New York State Dormitory Authority, Mount Sinai Obligated Group
Rev., 5.00%, 7/1/2045	3,250,000	3,136,185
Rev., 5.25%, 7/1/2050	10,000,000	9,662,684
New York State Dormitory Authority, New York University Series 2025A, Rev., 5.00%, 7/1/2048	4,000,000	4,047,424
New York State Dormitory Authority, Northwell Health Obligated Group Series 2019A, Rev., 5.00%, 5/1/2029	70,000	75,672
New York State Dormitory Authority, Pace University Series 2024A, Rev., 5.25%, 5/1/2036	1,360,000	1,444,517
New York State Dormitory Authority, Personal Income Tax
Series 2019D, Rev., 5.00%, 2/15/2034	2,000,000	2,139,940
Series 2021A, Rev., 4.00%, 3/15/2037	3,315,000	3,283,321
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	177

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York State Dormitory Authority, Rosewell Park Cancer Institute Obligated Group Series 2025A, Rev., A.G., 5.25%, 7/1/2044	1,100,000	1,128,847
New York State Dormitory Authority, Sales Tax Series 2024A, Rev., A.G., 5.00%, 10/1/2027	3,600,000	3,798,941
New York State Dormitory Authority, School Districts Financing Program Series 2025A, Rev., A.G., 5.00%, 10/1/2033	3,500,000	4,007,826
New York State Dormitory Authority, State Personal Income Tax Series 2021E, Rev., 4.00%, 3/15/2032 (e)	5,000	5,384
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2021E, Rev., 4.00%, 3/15/2040	2,820,000	2,659,662
Series 2021E, Rev., 4.00%, 3/15/2042	1,000,000	908,905
New York State Dormitory Authority, State Sales Tax Series 2024B, Rev., 5.00%, 3/15/2049	3,000,000	3,036,024
New York State Dormitory Authority, The New School Series 2025A, Rev., 4.25%, 7/1/2050	1,000,000	851,714
New York State Dormitory Authority, White Plains Hospital
Series 2024, Rev., 5.00%, 10/1/2030	1,000,000	1,076,645
Rev., A.G., 5.50%, 10/1/2054	1,000,000	1,020,052
New York State Energy Research and Development Authority, Rochester Gas and Electric Corp., Project
Series 1997A, Rev., 3.80%, 8/1/2032	2,000,000	2,035,752
Series 1997B, Rev., 3.80%, 8/1/2032	1,000,000	1,017,876
Series 1997C, Rev., 3.80%, 8/1/2032	5,125,000	5,216,615
New York State Environmental Facilities Corp., Solid Waste Disposal, Waste Management, Inc. Project, Rev., AMT, 3.85%, 11/3/2025 (c)	3,000,000	3,000,330
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution Series 2024A, Rev., 5.25%, 6/15/2053	5,000,000	5,175,015
New York State Environmental Facilities Corp., State Revolving Funds, Master Financing Program Series 2025A, Rev., 5.00%, 9/15/2038	520,000	570,053
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
New York State Housing Finance Agency, 160 Madison Avenue LLC Series 2013A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 3.88%, 9/2/2025 (c)	5,000,000	5,000,000
New York State Housing Finance Agency, 160 West 62nd Street Housing Series 2011A-2, Rev., FHLMC COLL, 3.60%, 4/1/2032 (c)	1,500,000	1,509,311
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Series 2018, Rev., AMT, 5.00%, 1/1/2030	5,495,000	5,635,870
Series 2018, Rev., AMT, 5.00%, 1/1/2031	1,655,000	1,691,887
Rev., AMT, 5.00%, 1/1/2034	8,870,000	8,986,804
Series 2023, Rev., AMT, 6.00%, 4/1/2035	3,000,000	3,253,153
Series 2023, Rev., AMT, 5.63%, 4/1/2040	3,000,000	3,090,385
New York Transportation Development Corp., JFK Airport Terminal 6 Redevelopment Project, Green Bonds
Series 2024A, Rev., AMT, A.G., 5.25%, 12/31/2054	5,000,000	4,926,426
Series 2024A, Rev., AMT, 5.50%, 12/31/2054	4,935,000	4,795,108
New York Transportation Development Corp., JFK International Airport New Terminal One Project
Rev., AMT, A.G., 5.50%, 6/30/2038	2,000,000	2,153,443
Series 2024, Rev., AMT, A.G., 5.25%, 6/30/2039	1,425,000	1,483,689
New York Transportation Development Corp., JFK International Airport New Terminal One Project, Green Bonds
Rev., AMT, A.G., 6.00%, 6/30/2045	1,500,000	1,596,030
Series 2023, Rev., AMT, A.G., 5.00%, 6/30/2049	500,000	481,106
Rev., AMT, 5.50%, 6/30/2054	3,800,000	3,682,563
Rev., AMT, A.G., 5.50%, 6/30/2059	990,000	991,979
New York Transportation Development Corp., JFK International Airport Project, Rev., AMT, 3.00%, 8/1/2031	3,070,000	2,835,363
Onondaga Civic Development Corp., Syracuse University Project
Rev., 5.00%, 12/1/2031	1,250,000	1,414,259
SEE NOTES TO FINANCIAL STATEMENTS.

178	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Rev., 5.00%, 12/1/2034	1,675,000	1,920,542
Rev., 5.25%, 12/1/2045	1,150,000	1,212,732
Rev., 4.50%, 12/1/2050	2,000,000	1,882,791
Port Authority of New York and New Jersey, Consolidated
Series 248, Rev., 5.00%, 1/15/2032	1,700,000	1,921,284
Series 248, Rev., 5.00%, 1/15/2033	1,500,000	1,701,998
Series 249, Rev., AMT, 5.00%, 10/15/2035	1,500,000	1,632,483
Series 214, Rev., AMT, 5.00%, 9/1/2036	1,975,000	2,027,770
Series 223, Rev., AMT, 4.00%, 7/15/2037	510,000	496,176
Series 248, Rev., 5.00%, 1/15/2041	2,000,000	2,117,232
Series 248, Rev., 5.00%, 1/15/2050	2,000,000	2,032,201
Saratoga County Capital Resource Corp., WSWHE Boces Project
Rev., 5.00%, 7/1/2035 (d)	375,000	418,099
Rev., 5.00%, 7/1/2036 (d)	760,000	834,039
Rev., 5.00%, 7/1/2037 (d)	500,000	543,709
Rev., 5.00%, 7/1/2038 (d)	700,000	750,392
Rev., 5.00%, 7/1/2039 (d)	885,000	941,573
Rev., 5.00%, 7/1/2040 (d)	700,000	738,884
Smithtown Central School District
GO, 4.00%, 6/1/2035	2,465,000	2,551,435
GO, 4.00%, 6/1/2036	2,125,000	2,179,503
GO, 4.00%, 6/1/2037	2,000,000	2,036,142
Suffolk Regional Off-Track Betting Co., Rev., 6.00%, 12/1/2053	1,900,000	1,891,750
Suffolk Regional Off-Track Betting Corp. Series 2024, Rev., 5.75%, 12/1/2044	2,940,000	2,940,067
Syracuse Industrial Development Agency, Syracuse City School District Project Series 2020A, Rev., 4.00%, 5/1/2036	1,275,000	1,290,750
Town of Hempstead, GO, 4.00%, 5/1/2043	2,000,000	1,877,516
Town of Stony Point, GO, 5.00%, 8/15/2027	75,000	78,672
Triborough Bridge and Tunnel Authority Sales Tax, TBTA Capital Lockbox Series 2023A, Rev., 4.13%, 5/15/2053	2,250,000	1,937,312
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2025A-2, Rev., 5.00%, 11/15/2036	3,275,000	3,664,592
Series 2025A-2, Rev., 5.00%, 11/15/2037	4,500,000	4,969,289
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Real Estate Transfer Tax, TBTA Capital Lockbox
Series 2025A, Rev., 5.25%, 12/1/2054	1,500,000	1,532,771
Series 2025A, Rev., A.G., 4.50%, 12/1/2056	1,000,000	910,827
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Sales Tax, TBTA Capital Lockbox Series 2023A, Rev., 4.25%, 5/15/2058	1,000,000	879,712
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax
Series 2025B-2, Rev., BAN, 5.00%, 3/15/2029	10,000,000	10,923,449
Series 2022D-1A, Rev., 5.00%, 11/15/2037	1,000,000	1,070,436
TSASC, Inc.
Series A, Rev., 5.00%, 6/1/2035	1,000,000	1,004,676
Series A, Rev., 5.00%, 6/1/2036	8,065,000	8,086,620
Village of Scotia, GO, BAN, 4.25%, 6/26/2026	3,000,000	3,030,122
Westchester County Local Development Corp., Kendal on Hudson Project Series 2022B, Rev., 5.00%, 1/1/2032	240,000	253,598
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project Series 2021A, Rev., 5.00%, 7/1/2056 (b)	9,000,000	7,442,463
Yonkers Industrial Development Agency, New Community School Project, Rev., 5.00%, 5/1/2042	1,445,000	1,491,185
Total New York		483,098,204
North Carolina — 1.4%
City of Charlotte, North Carolina Government Facilities
Series 2023B, COP, 5.00%, 6/1/2026	400,000	407,667
Series 2023B, COP, 5.00%, 6/1/2027	460,000	480,916
County of Buncombe, Limited Tax
Rev., 5.00%, 6/1/2031	1,350,000	1,511,796
Rev., 5.00%, 6/1/2034	1,000,000	1,138,806
Rev., 5.00%, 6/1/2035	675,000	767,604
County of Davidson, GO, 5.00%, 6/1/2027	35,000	36,641
County of Harnett, Limited Tax
Rev., 5.00%, 4/1/2031	180,000	200,210
Rev., 5.00%, 4/1/2032	1,210,000	1,355,007
County of Wake
Series 2025A, Rev., 5.00%, 5/1/2036	1,000,000	1,130,066
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	179

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
North Carolina — continued
Series 2025A, Rev., 5.00%, 5/1/2037	625,000	698,218
Series 2025A, Rev., 5.00%, 5/1/2039	1,500,000	1,634,081
Cumberland County Industrial Facilities and Pollution Control Financing Authority, Solid Waste Disposal Project Hero Series 2024, Rev., AMT, 3.75%, 11/1/2025 (c)	3,000,000	3,000,631
Fayetteville State University, Student Housing Project Series 2021, Rev., A.G., 5.00%, 4/1/2037	4,270,000	4,436,485
North Carolina Housing Finance Agency, Homeownership-1998 Trust
Series 52-C, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 3.90%, 9/2/2025 (c)	3,400,000	3,400,000
Series 55-C, Rev., GNMA / FNMA / FHLMC, 3.20%, 1/15/2026 (c)	3,000,000	3,000,505
Series 53-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	2,685,000	2,933,815
Series 57-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2056	7,500,000	8,413,592
Series 58-A, Rev., GNMA / FNMA / FHLMC, 6.50%, 1/1/2056	6,000,000	6,844,641
North Carolina Medical Care Commission, Twin Lakes Community Series 2025A, Rev., 5.25%, 1/1/2055	1,250,000	1,184,089
Town of Cary Series 2021, GO, 4.00%, 9/1/2032	5,000,000	5,283,710
Total North Carolina		47,858,480
North Dakota — 0.1%
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2023A, Rev., 5.75%, 7/1/2053	1,925,000	2,054,144
North Dakota Public Finance Authority, State Revolving Fund Program Series 2024A, Rev., 5.00%, 10/1/2042	2,160,000	2,265,497
Total North Dakota		4,319,641
Ohio — 2.8%
Buckeye Tobacco Settlement Financing Authority
Series 2020A-2, Rev., 5.00%, 6/1/2030	10,500,000	11,256,438
Series 2020A-2, Rev., 4.00%, 6/1/2037	2,600,000	2,460,926
Series 2020A-2, Rev., 4.00%, 6/1/2038	3,750,000	3,481,904
Series 2020B-2, Rev., 5.00%, 6/1/2055	22,930,000	18,521,233
Series 2020B-3, Rev., Zero Coupon, 6/1/2057	15,825,000	1,384,512
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Ohio — continued
Columbus Regional Airport Authority, John Glenn Columbus International Airport Series 2025A, Rev., AMT, 5.00%, 1/1/2038	3,400,000	3,533,428
County of Summit, Various Purpose Improvement Series 2022, GO, 5.00%, 12/1/2031	100,000	112,943
County of Warren, Otterbein Homes Obligation Group Series 2024, Rev., 5.00%, 7/1/2049	1,800,000	1,719,205
Dublin City School District, Ohio School Facilities Unlimited Tax Series 2024B, GO, 4.00%, 12/1/2048	800,000	712,388
Grandview Heights City School District, GO, 5.00%, 12/1/2044	1,660,000	1,714,942
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	3,795,000	3,802,783
North Ridgeville City School District Series 2024, GO, 4.50%, 12/1/2061	1,450,000	1,326,333
Northeast Ohio Medical University Series 2022, Rev., 5.00%, 12/1/2035	1,000,000	1,061,257
Ohio Air Quality Development Authority, American Electric Power Co. Project Series 2005C, Rev., AMT, 3.70%, 4/1/2028	4,000,000	4,009,786
Ohio Air Quality Development Authority, Duke Energy Corp.
Series 2022B, Rev., 4.00%, 6/1/2027 (c)	2,000,000	2,037,206
Series 2022A, Rev., AMT, 4.25%, 6/1/2027 (c)	4,035,000	4,109,834
Ohio Higher Educational Facility Commission, Denison University 2017 Project Series 2017A, Rev., 5.00%, 11/1/2025	75,000	75,313
Ohio Turnpike and Infrastructure Commission, Junior Lien Series 2018A, Rev., 5.00%, 2/15/2027	135,000	140,103
Ohio Water Development Authority
Series 2016B, Rev., 5.00%, 6/1/2026	35,000	35,703
Series 2023A, Rev., 5.00%, 12/1/2036	1,335,000	1,472,849
Series 2023A, Rev., 5.00%, 12/1/2038	1,540,000	1,659,366
Ohio Water Development Authority, Drinking Water Assistance
Series 2025A, Rev., 5.00%, 12/1/2036	5,100,000	5,720,497
Series 2024A, Rev., 5.00%, 12/1/2038	1,300,000	1,411,933
Series 2025A, Rev., 5.00%, 12/1/2042	10,425,000	10,989,440
SEE NOTES TO FINANCIAL STATEMENTS.

180	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
Ohio Water Development Authority, Water Pollution Control Loan Fund
Series 2024C, Rev., VRDO, LIQ : TD Bank NA, 3.90%, 9/2/2025 (c)	1,250,000	1,250,000
Series 2017A, Rev., 5.00%, 12/1/2026	45,000	46,525
Series 2020A, Rev., 5.00%, 12/1/2050	1,000,000	1,005,713
Port of Greater Cincinnati Development Authority, Duke Energy Convention Center Project
Series 2024B, Rev., 5.00%, 12/1/2037	1,000,000	1,069,229
Series 2024B, Rev., 5.00%, 12/1/2038	1,000,000	1,057,332
Series 2024B, Rev., 5.00%, 12/1/2039	565,000	593,226
Series 2024B, Rev., 5.00%, 12/1/2063	4,000,000	3,802,441
State of Ohio, Children's Hospital Medical Center of Akron Series 2024B, Rev., 5.00%, 8/15/2032 (c)	1,500,000	1,650,804
State of Ohio, Common School Series 2021B, GO, 5.00%, 9/15/2031	210,000	237,339
State of Ohio, Culture and Sports Facilities Building Fund Projects
Series 2025A, Rev., 5.00%, 4/1/2028	1,250,000	1,334,999
Series 2025A, Rev., 5.00%, 4/1/2029	1,250,000	1,364,783
Series 2025A, Rev., 5.00%, 4/1/2030	1,000,000	1,111,542
State of Ohio, Natural Resources Series 2017V, GO, 5.00%, 10/1/2027	35,000	36,940
Total Ohio		97,311,195
Oklahoma — 1.1%
Oklahoma Capitol Improvement Authority, Oklahoma Department of Transportation Project
Series 2025A, Rev., 5.00%, 7/1/2031	1,250,000	1,402,175
Series 2025A, Rev., 5.00%, 7/1/2032	1,175,000	1,327,914
Oklahoma County Independent School District No. 89 Oklahoma City Series 2025A, GO, 4.00%, 7/1/2028	2,500,000	2,607,738
Oklahoma Development Finance Authority Health System, OU Medicine Project Series 2018B, Rev., 5.25%, 8/15/2048	5,550,000	5,203,821
Oklahoma Housing Finance Agency, Home Ownership Loan Program Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 9/1/2056	4,000,000	4,512,451
Oklahoma Industries Authority, Oklahoma County Independent School District No. 89 Oklahoma City Series 2024, Rev., 5.00%, 4/1/2032	8,545,000	9,509,643
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oklahoma — continued
Oklahoma Water Resources Board, Clean Water Program
Series 2025A, Rev., 5.00%, 4/1/2045	1,200,000	1,242,127
Series 2025A, Rev., 5.00%, 4/1/2046	3,300,000	3,401,292
Oklahoma Water Resources Board, State Loan Program
Series 2024A, Rev., 5.00%, 10/1/2037	1,000,000	1,065,129
Series 2024B, Rev., 5.00%, 10/1/2037	1,200,000	1,278,154
Series 2024B, Rev., 5.00%, 10/1/2039	1,000,000	1,047,438
Series 2023A, Rev., 4.00%, 10/1/2043	3,720,000	3,465,874
University of Oklahoma (The) Series 2024A, Rev., 5.00%, 7/1/2038	1,050,000	1,131,519
Total Oklahoma		37,195,275
Oregon — 0.3%
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series B, GO, Zero Coupon, 6/15/2035	8,500,000	5,546,302
State of Oregon, Article XI-F Project
Series 2025F, GO, 5.00%, 8/1/2029	1,470,000	1,616,930
Series 2025F, GO, 5.00%, 8/1/2031	1,000,000	1,128,953
Series 2025F, GO, 5.00%, 8/1/2034	425,000	487,062
Tri-County Metropolitan Transportation District of Oregon, Senior Lien Payroll Tax Series 2021A, Rev., 5.00%, 9/1/2035	1,060,000	1,157,537
Union County Hospital Facility Authority, Grande Ronde Hospital, Inc.
Series 2022, Rev., 5.00%, 7/1/2026	300,000	303,764
Series 2022, Rev., 5.00%, 7/1/2028	400,000	418,102
Total Oregon		10,658,650
Pennsylvania — 3.1%
Allegheny County Airport Authority, Pittsburgh International Airport
Series 2023A, Rev., AMT, A.G., 5.50%, 1/1/2048	1,500,000	1,537,574
Series 2023A, Rev., AMT, A.G., 5.50%, 1/1/2053	1,000,000	1,018,099
Allegheny County Higher Education Building Authority, Carnegie Mellon University Series 2008A, Rev., VRDO, LIQ : Bank of New York Mellon (The), 2.30%, 9/2/2025 (c)	6,000,000	6,000,000
Allegheny County Higher Education Building Authority, University Refunding Duquesne University
Rev., 5.00%, 3/1/2042	2,550,000	2,614,208
Series 2024, Rev., 5.00%, 3/1/2043	1,000,000	1,014,875
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	181

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Allegheny County Hospital Development Authority, Pittsburgh Medical Center
Series 2019A, Rev., 5.00%, 7/15/2032	1,800,000	1,905,991
Series 2019A, Rev., 5.00%, 7/15/2034	4,000,000	4,190,484
Allegheny County Sanitary Authority, Sewer
Series 2024, Rev., 5.00%, 12/1/2027	1,250,000	1,322,264
Series 2024, Rev., 5.00%, 12/1/2031	1,060,000	1,193,741
Bucks County Water and Sewer Authority
Series 2022A, Rev., A.G., 5.00%, 12/1/2032	115,000	128,685
Series 2022A, Rev., A.G., 5.00%, 12/1/2033	105,000	117,403
Series 2022A, Rev., A.G., 5.00%, 12/1/2036	380,000	413,461
City of Philadelphia, Airport System Series 2017B, Rev., AMT, 5.00%, 7/1/2035	2,000,000	2,031,426
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Rev., 5.00%, 6/1/2035	200,000	206,998
Commonwealth of Pennsylvania Series 2024B, GO, 4.00%, 8/15/2041	3,000,000	2,822,281
County of Lehigh, Lehigh Valley Health Network Hospital Series 2016A, Rev., 4.00%, 7/1/2035	175,000	172,604
Delaware River Port Authority, Rev., 5.00%, 1/1/2038	6,250,000	6,841,051
Delaware Valley Regional Finance Authority, Local Government Series 2022D, Rev., 4.00%, 3/1/2029	1,000,000	1,046,151
Geisinger Authority, Health System
Series 2020B, Rev., 5.00%, 2/15/2027 (c)	455,000	464,067
Series 2020A, Rev., 5.00%, 4/1/2050	4,500,000	4,379,652
Montgomery County Higher Education and Health Authority Series 2022B, Rev., 5.00%, 5/1/2057	2,000,000	1,902,388
Montgomery County Higher Education and Health Authority, Thomas Jefferson University
Rev., 5.00%, 9/1/2027	460,000	481,709
Series 2018A, Rev., 4.00%, 9/1/2038	135,000	125,781
Montgomery County Industrial Development Authority, Constellation Energy Generation Series 2023A, Rev., 4.10%, 4/3/2028 (c)	13,305,000	13,613,467
Mount Lebanon Hospital Authority, St. Clair Memorial Hospital Project, Rev., 4.00%, 7/1/2048	2,255,000	1,865,670
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pennsylvania — continued
Pennsylvania Economic Development Financing Authority, Junior Guaranteed, Capitol Region Parking System Series 2024B, Rev., GTD, 4.25%, 1/1/2050	1,475,000	1,317,492
Pennsylvania Economic Development Financing Authority, Senior Insured, Capitol Region Parking System Series 2024A, Rev., A.G., 4.00%, 1/1/2042	1,250,000	1,146,903
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, Republic Services, Inc., Project Series 2010B, Rev., 3.25%, 10/1/2025 (c)	1,725,000	1,725,632
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges, Rev., AMT, A.G., 5.00%, 12/31/2057	425,000	405,350
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project Series 2021A-2, Rev., 4.60%, 10/1/2026 (c)	5,000,000	5,016,665
Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Project, Rev., AMT, 3.85%, 11/3/2025 (c)	7,000,000	7,000,770
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University Series 2024B-1, Rev., 5.25%, 11/1/2043	1,310,000	1,349,226
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 2023-141A, Rev., 5.75%, 10/1/2053	5,275,000	5,617,314
Series 2024-145A, Rev., 6.00%, 10/1/2054	1,985,000	2,165,246
Series 2025-150A, Rev., 6.25%, 10/1/2055 (d)	8,000,000	8,986,490
Pennsylvania Turnpike Commission
Series A-1, Rev., 5.00%, 12/1/2029	105,000	110,323
Series A-1, Rev., 5.00%, 12/1/2031	60,000	62,590
Series 2016B, Rev., 4.00%, 6/1/2033	575,000	576,689
Series 2022A, Rev., 5.00%, 12/1/2033	1,000,000	1,119,501
Series 2022B, Rev., 5.25%, 12/1/2041	1,000,000	1,061,611
Pennsylvania Turnpike Commission, Subordinate
Series 2024-1, Rev., 5.00%, 12/1/2029	1,200,000	1,318,393
Series 2023-1, Rev., 5.00%, 12/1/2036	750,000	817,748
SEE NOTES TO FINANCIAL STATEMENTS.

182	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Philadelphia Authority for Industrial Development, Thomas Jefferson University Series 2017A, Rev., 5.00%, 9/1/2042	3,290,000	3,249,032
Philadelphia Energy Authority (The), Philadelphia Street Lighting Project
Series 2023A, Rev., 5.00%, 11/1/2037	835,000	901,149
Series 2023A, Rev., 5.00%, 11/1/2040	2,185,000	2,286,013
Philadelphia Gas Works Co., 1998 General Ordinance Series 17A, Rev., 5.00%, 8/1/2035	1,250,000	1,390,943
Redevelopment Authority of the City of Philadelphia, Service Agreement Series 2024B, Rev., 5.00%, 9/1/2044	725,000	740,921
Township of Hampton
GO, 5.00%, 1/1/2035	150,000	162,937
GO, 4.00%, 1/1/2042	970,000	896,726
GO, 4.00%, 1/1/2047	700,000	612,878
Total Pennsylvania		107,448,572
Puerto Rico — 1.3%
Children's Trust Fund, Tobacco Settlement Asset-Backed Series 2005A, Rev., Zero Coupon, 5/15/2050	17,050,000	3,283,955
Commonwealth of Puerto Rico Series 2022A-1, GO, 5.63%, 7/1/2027	6,500,000	6,720,894
Puerto Rico Sales Tax Financing Corp. Sales Tax (Puerto Rico)
Series A-1, Rev., Zero Coupon, 7/1/2029	2,641,000	2,316,350
Series A-2, Rev., 4.33%, 7/1/2040	6,500,000	6,014,255
Series A-1, Rev., Zero Coupon, 7/1/2046	13,500,000	4,240,918
Series A-1, Rev., Zero Coupon, 7/1/2051	4,770,000	1,105,037
Series A-1, Rev., 5.00%, 7/1/2058	22,300,000	20,392,888
Total Puerto Rico		44,074,297
Rhode Island — 0.6%
Rhode Island Health and Educational Building Corp., Brynt University Issue
Series 2024, Rev., 5.00%, 6/1/2037	2,255,000	2,414,783
Series 2024, Rev., 5.00%, 6/1/2038	1,650,000	1,744,139
Rev., 5.00%, 6/1/2042	2,030,000	2,064,510
Rhode Island Health and Educational Building Corp., Lifespan Obligated Group
Series 2024, Rev., 5.00%, 5/15/2036	960,000	1,024,851
Series 2024, Rev., 5.00%, 5/15/2038	1,150,000	1,203,912
Series 2024, Rev., 5.00%, 5/15/2042	1,000,000	999,947
Series 2024, Rev., 5.00%, 5/15/2043	1,000,000	986,629
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Rhode Island — continued
Rhode Island Housing and Mortgage Finance Corp., Homeowenership Series 84-A, Rev., GNMA COLL, 5.00%, 4/1/2049	1,000,000	1,001,222
State of Rhode Island Series 2025A, GO, 5.00%, 5/1/2044	4,035,000	4,205,785
State of Rhode Island and Providence Plantations Consolidated Capital Development Loan Series 2018A, GO, 5.00%, 4/1/2029	75,000	79,750
Tobacco Settlement Financing Corp. Series B, Rev., 5.00%, 6/1/2050	5,000,000	4,798,785
Total Rhode Island		20,524,313
South Carolina — 0.9%
Charleston County Airport District, Rev., 5.00%, 7/1/2035	250,000	262,892
Charleston Educational Excellence Finance Corp., Installment Purchase, Charleston County School District, South Carolina Project
Series 2024, Rev., 5.00%, 12/1/2026	1,000,000	1,031,082
Series 2024, Rev., 5.00%, 12/1/2027	1,000,000	1,057,865
Series 2024, Rev., 5.00%, 12/1/2028	1,325,000	1,433,576
County of Dorchester, Waterworks and Sewer System Series 2023, Rev., 4.25%, 10/1/2048	2,000,000	1,788,551
County Square Redevelopment Corp., Greenville South Carolina Project, Rev., 5.00%, 4/1/2030	1,300,000	1,444,937
Horry County School District Series 2015A, GO, SCSDE, 4.00%, 3/1/2028	5,000,000	5,003,164
Patriots Energy Group Financing Agency Series 2023 Subseries B-1, Rev., 5.25%, 3/1/2031 (c)	2,670,000	2,885,937
South Carolina Jobs-Economic Development Authority, Foothill Affordable Housing Series 2025, Rev., 4.00%, 3/1/2035 (c)	8,000,000	7,921,075
South Carolina Public Service Authority
Series 2025A, Rev., 5.00%, 12/1/2043	1,500,000	1,531,414
Series 2025A, Rev., 5.00%, 12/1/2046	3,000,000	3,019,059
Series 2025B, Rev., 5.00%, 12/1/2048	2,750,000	2,736,480
Total South Carolina		30,116,032
South Dakota — 0.2%
South Dakota Health and Educational Facilities Authority, Sanford
Series 2025B, Rev., 5.00%, 11/1/2037	1,000,000	1,077,379
Series 2025B, Rev., 5.00%, 11/1/2039	1,100,000	1,167,604
Series 2025B, Rev., 5.00%, 11/1/2040	1,200,000	1,261,935
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	183

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
South Dakota — continued
South Dakota Housing Development Authority
Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.25%, 11/1/2055	1,495,000	1,671,096
Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.50%, 11/1/2055	1,250,000	1,421,279
Total South Dakota		6,599,293
Tennessee — 1.2%
Chattanooga Health Educational and Housing Facility Board, CommonSpirit Health Series 2019A-1, Rev., 4.00%, 8/1/2037	1,200,000	1,143,242
City of Clarksville Water Sewer and Gas Series 2021A, Rev., 4.00%, 2/1/2041	3,950,000	3,707,756
City of Lenoir City, Electric System Series 2022, Rev., 5.00%, 6/1/2033	165,000	183,395
County of Coffee, Rural High School Series 2021A, GO, 5.00%, 6/1/2028	125,000	133,771
County of Sullivan, GO, 5.00%, 5/1/2026	30,000	30,515
Knox County Health Educational and Housing Facility Board, University of Tennessee Project
Series 2024A-1, Rev., 5.00%, 7/1/2037	435,000	461,329
Series 2024A-1, Rev., 5.00%, 7/1/2038	430,000	450,947
Series 2024A-1, Rev., 5.00%, 7/1/2039	500,000	520,068
Series 2024A-1, Rev., 5.25%, 7/1/2049	1,250,000	1,261,047
Memphis-Shelby County Airport Authority Series 2021A, Rev., AMT, 5.00%, 7/1/2045	1,000,000	983,933
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Belmont University
Rev., 5.00%, 5/1/2026	450,000	456,606
Series 2023, Rev., 5.00%, 5/1/2038	400,000	421,650
Metropolitan Government of Nashville and Davidson County, GO, 5.00%, 7/1/2031	2,000,000	2,118,358
Metropolitan Government of Nashville and Davidson County Water and Sewer
Rev., 5.00%, 7/1/2036	2,500,000	2,777,894
Rev., 5.00%, 7/1/2044	2,500,000	2,598,347
Rev., 5.00%, 7/1/2050	2,500,000	2,543,225
Metropolitan Government of Nashville and Davidson County, Water and Sewer, Rev., 5.00%, 7/1/2038	2,000,000	2,171,664
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Tennessee — continued
Metropolitan Nashville Airport Authority (The)
Series 2022B, Rev., AMT, 5.25%, 7/1/2047	630,000	635,060
Series 2022B, Rev., AMT, 5.00%, 7/1/2052	500,000	486,445
Shelby County Health Educational and Housing Facilities Board, Baptism Memorial Health Obligated Group
Series 2024B, Rev., 5.00%, 9/1/2029 (c)	2,950,000	3,146,642
Series 2025B, Rev., 5.00%, 9/1/2030 (c)	1,050,000	1,131,954
Series 2024A, Rev., 5.25%, 9/1/2034	2,960,000	3,242,635
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project
Series 2019A, Rev., 5.00%, 10/1/2029	125,000	106,377
Series 2019A, Rev., 5.50%, 10/1/2034	150,000	113,641
State of Tennessee Series 2023A, GO, 5.00%, 5/1/2038	5,000,000	5,457,264
Tennessee Energy Acquisition Corp., Gas Project Series 2023A-1, Rev., 5.00%, 5/1/2028 (c)	1,250,000	1,297,360
Tennessee Housing Development Agency Series 2025-1A, Rev., GNMA / FNMA / FHLMC, 6.00%, 1/1/2056	5,000,000	5,534,998
Total Tennessee		43,116,123
Texas — 9.7%
Alvin Independent School District, Unlimited Tax Series 2025A, GO, PSF-GTD, 5.00%, 2/15/2033	1,040,000	1,166,972
Arlington Higher Education Finance Corp., Lifeschool of Dallas
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2027	155,000	161,636
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2028	105,000	111,913
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2033	290,000	325,467
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2034	295,000	329,529
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2035	240,000	264,534
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2036	420,000	457,860
SEE NOTES TO FINANCIAL STATEMENTS.

184	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Arlington Higher Education Finance Corp., Trinity Basin Preparatory, Inc.
Rev., PSF-GTD, 5.00%, 8/15/2026	160,000	163,660
Rev., PSF-GTD, 5.00%, 8/15/2027	145,000	152,254
Rev., PSF-GTD, 5.00%, 8/15/2028	150,000	159,876
Rev., PSF-GTD, 5.00%, 8/15/2029	130,000	140,998
Rev., PSF-GTD, 5.00%, 8/15/2030	100,000	110,053
Austin Community College District, Unlimited Tax, GO, 5.00%, 8/1/2036	5,000,000	5,502,620
Austin Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 8/1/2026	2,000,000	2,049,115
Bell County Water Control and Improvement District No. 1
Series 2024, Rev., 5.00%, 7/10/2038	1,000,000	1,056,386
Series 2024, Rev., 5.00%, 7/10/2039	1,000,000	1,045,785
Brushy Creek Regional Utility Authority, Inc., Brushy Creek Regional Water Treatment and Distribution Project, Rev., 5.00%, 8/1/2026	85,000	86,800
Cedar Hill Independent School District, Unlimited Tax
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2036	1,900,000	2,081,164
Series 2024, GO, PSF-GTD, 4.00%, 2/15/2050	4,000,000	3,456,936
Central Texas Turnpike System, First Tier
Series 2024B, Rev., 5.00%, 5/15/2030 (c)	1,500,000	1,616,538
Series 2024A, Rev., 5.00%, 8/15/2032	1,000,000	1,122,228
Central Texas Turnpike System, Second Tier
Series 2024C, Rev., 5.00%, 8/15/2033	5,000,000	5,595,807
Series 2024C, Rev., 5.00%, 8/15/2034	4,500,000	5,033,251
City of Austin, Airport System
Rev., AMT, 5.00%, 11/15/2035	1,000,000	1,058,501
Series 2017B, Rev., AMT, 5.00%, 11/15/2046	1,000,000	982,512
City of Bryan Waterworks and Sewer Series 2025, Rev., 4.25%, 7/1/2045	2,750,000	2,528,018
City of Corpus Christi, Utility System Series 2022B, Rev., 5.00%, 7/15/2032	325,000	362,837
City of Dallas Housing Finance Corp., Rosemont at Ash Creek Apartments Series 2023, Rev., FHA, 5.00%, 12/1/2025 (c)	1,375,000	1,381,938
City of El Paso Water Sewer Series 2023, Rev., 5.25%, 3/1/2049	2,500,000	2,572,718
City of Fort Worth Water and Sewer System Series 2024, Rev., 4.25%, 2/15/2054	5,940,000	5,227,815
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
City of Garland Electric Utility System
Rev., A.G., 5.00%, 3/1/2026	1,000,000	1,012,275
Rev., A.G., 5.00%, 3/1/2031	1,000,000	1,110,366
Rev., 5.00%, 11/15/2036	1,000,000	1,102,910
City of Georgetown Series 2022, GO, 4.00%, 8/15/2041	2,410,000	2,205,160
City of Georgetown, Utilities System Series 2023, Rev., 5.00%, 8/15/2038	1,375,000	1,454,485
City of Grand Prairie Series 2023, GO, 4.00%, 2/15/2037	600,000	605,929
City of Houston Airport System, United Airlines, Inc., Terminal Improvement Projects
Series 2020A, Rev., AMT, 5.00%, 7/1/2027	2,825,000	2,863,256
Series 2020B-2, Rev., AMT, 5.00%, 7/15/2027	1,955,000	1,982,094
Series 2024B, Rev., AMT, 5.25%, 7/15/2034	11,300,000	11,841,488
City of Houston, Combined Utility System, First Lien Series 2018D, Rev., 5.00%, 11/15/2030	45,000	48,003
City of Mansfield, Combination Tax, GO, 5.00%, 2/15/2044	2,000,000	2,072,875
City of Paso Water and Sewer, Rev., 5.00%, 3/1/2034	1,190,000	1,324,062
City of Pflugerville, Combination Tax Series 2023A, GO, 4.13%, 8/1/2053	1,000,000	854,012
City of Round Rock, GO, 5.00%, 8/15/2026	1,180,000	1,208,002
City of San Antonio
Series 2024, GO, 5.00%, 2/1/2027	1,000,000	1,036,921
GO, 5.00%, 2/1/2035	7,500,000	8,396,493
City of San Antonio Electric and Gas Systems
Series 2024B, Rev., 5.00%, 2/1/2038	1,500,000	1,600,867
Series 2024C, Rev., 5.50%, 2/1/2049	2,000,000	2,099,582
City of Waco Series 2024, GO, 5.00%, 2/1/2026	1,900,000	1,920,378
City of Waco, Combination Tax Series 2024A, GO, 5.00%, 2/1/2026	1,000,000	1,010,725
Clifton Higher Education Finance Corp., Idea Public Schools
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2026	600,000	613,723
Series 2024, Rev., PSF-GTD, 5.00%, 8/15/2027	1,000,000	1,045,535
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	185

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Clifton Higher Education Finance Corp., Yes Prep Public School, Inc.
Series 2023, Rev., PSF-GTD, 5.00%, 4/1/2026	250,000	253,431
Series 2023, Rev., PSF-GTD, 5.00%, 4/1/2038	265,000	278,059
Collin County Community College District, Rev., 4.00%, 8/15/2042	2,200,000	2,019,989
County of Bexar, Combination Tax, GO, 5.00%, 6/15/2042	2,115,000	2,203,513
County of Fort Bend Toll Road, Senior Lien
Series 2024, Rev., A.G., 5.00%, 3/1/2035	1,000,000	1,113,919
Series 2024, Rev., A.G., 5.00%, 3/1/2036	1,000,000	1,099,765
Rev., A.G., 5.00%, 3/1/2044	2,500,000	2,555,496
County of Hays, Limited Tax, GO, 5.00%, 2/15/2026	20,000	20,228
County of Williamson, Limited Tax, GO, 5.00%, 2/15/2026	40,000	40,473
Crandall Independent School District, Unlimited Tax
Series 2023, GO, PSF-GTD, 5.00%, 2/1/2039	2,800,000	2,973,959
Series 2023, GO, PSF-GTD, 5.00%, 2/1/2041	5,100,000	5,334,434
Frisco Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2036	1,105,000	1,207,048
Georgetown Independent School District, GO, PSF-GTD, 5.50%, 2/15/2037	4,250,000	4,824,144
Glen Rose Independent School District, Unlimited tax Series 2023, GO, PSF-GTD, 5.00%, 8/15/2035	1,000,000	1,069,524
Glen Rose Independent School District, Unlimited Tax Series 2023, GO, PSF-GTD, 5.00%, 8/15/2036	1,000,000	1,061,020
Grand Parkway Transportation Corp., Grand Parkway System Subordinate Tier
Series 2018A, Rev., 5.00%, 10/1/2043	4,500,000	4,546,473
Series 2020C, Rev., 4.00%, 10/1/2049	2,295,000	1,936,414
Harris County-Houston Sports Authority, Senior Lien
Series 2024A, Rev., A.G., 5.00%, 11/15/2025	3,750,000	3,766,961
Series 2024A, Rev., A.G., 5.00%, 11/15/2026	3,500,000	3,598,751
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Housing Options, Inc., The Culbreath, Rev., 3.75%, 11/1/2028 (c)	5,000,000	5,088,825
Houston Independent School District, Limited Tax Series 2025B, GO, PSF-GTD, 5.00%, 2/15/2027	4,000,000	4,151,257
Irving Independent School District, GO, PSF-GTD, 5.00%, 2/15/2037	5,485,000	6,009,769
Jarrell Independent School District, Unlimited Tax Series 2024, GO, PSF-GTD, 5.00%, 2/15/2037	1,000,000	1,089,344
Katy Independent School District, Unlimited Tax
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2033	2,000,000	2,258,345
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2034	1,200,000	1,358,743
Lewisville Independent School District, Unlimited Tax, GO, PSF-GTD, 4.00%, 8/15/2041	12,500,000	11,872,482
Little Elm Independent School District Series 2024, GO, PSF-GTD, 4.00%, 8/15/2054	6,000,000	5,052,910
Lockhart Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 8/1/2033	1,060,000	1,195,849
Lower Colorado River Authority
Series 2024, Rev., 5.00%, 5/15/2026	1,000,000	1,016,973
Series 2024, Rev., 5.00%, 5/15/2036	4,000,000	4,340,914
Lower Colorado River Authority, LCRA Transmission Services Corp., Project
Series 2025A, Rev., 5.00%, 5/15/2033	2,000,000	2,247,179
Rev., 4.00%, 5/15/2034	1,000,000	1,000,676
Series 2025A, Rev., 5.00%, 5/15/2034	1,750,000	1,971,075
Rev., 5.00%, 5/15/2035	155,000	160,146
Series 2025A, Rev., 5.00%, 5/15/2035	1,250,000	1,403,692
Mabank Independent School District, Unlimited Tax Series 2024, GO, PSF-GTD, 5.00%, 8/15/2026	260,000	266,219
Mansfield Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2041	2,500,000	2,633,133
GO, PSF-GTD, 5.00%, 2/15/2044	2,000,000	2,053,710
Series 2024, GO, PSF-GTD, 4.00%, 2/15/2054	4,850,000	4,017,366
Melissa Independent School District, Unlimited Tax
Series 2024, GO, PSF-GTD, 5.00%, 2/1/2027	100,000	103,409
SEE NOTES TO FINANCIAL STATEMENTS.

186	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Series 2024, GO, PSF-GTD, 5.00%, 2/1/2028	320,000	338,382
Series 2024, GO, PSF-GTD, 5.00%, 2/1/2029	250,000	270,129
Series 2024, GO, PSF-GTD, 5.00%, 2/1/2030	220,000	240,985
Series 2024, GO, PSF-GTD, 5.00%, 2/1/2031	250,000	276,633
Series 2023, GO, PSF-GTD, 5.00%, 2/1/2041	1,000,000	1,047,897
Mission Economic Development Corp., Graphic Packaging International LLC Project, Rev., AMT, 5.00%, 6/1/2030 (c)	2,000,000	2,032,419
Montgomery Independent School District, Unlimited Tax Series 2024A, GO, PSF-GTD, 5.00%, 2/15/2030	2,910,000	3,204,599
New Hope Cultural Education Facilities Finance Corp., Legacy Midtown Park Project, Rev., 6.75%, 7/1/2044	1,000,000	986,962
North Texas Municipal Water District Water System
Rev., 5.00%, 9/1/2034	4,555,000	5,185,575
Rev., 5.00%, 9/1/2035	7,500,000	8,473,783
Rev., 5.00%, 9/1/2036	1,340,000	1,494,236
Rev., 5.00%, 9/1/2038	10,000,000	10,878,276
North Texas Tollway Authority, First Tier
Series 2023A, Rev., 5.00%, 1/1/2026	3,740,000	3,771,066
Series A, Rev., 4.00%, 1/1/2043	1,645,000	1,488,580
Northwest Independent School District, Unlimited Tax
Series 2023, GO, PSF-GTD, 5.00%, 2/15/2039	2,500,000	2,635,488
Series 2022A, GO, PSF-GTD, 5.00%, 2/15/2048	1,000,000	1,007,949
Permanent University Fund - University of Texas System
Series 2025A, Rev., 5.00%, 7/1/2035	2,000,000	2,269,149
Series 2016B, Rev., 4.00%, 7/1/2038	7,985,000	7,895,740
Plano Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2029	2,250,000	2,434,486
GO, PSF-GTD, 5.00%, 2/15/2030	3,000,000	3,298,405
GO, PSF-GTD, 4.00%, 2/15/2043	2,000,000	1,869,596
GO, PSF-GTD, 4.00%, 2/15/2044	3,250,000	3,006,831
State of Texas Series 2025B, GO, 5.00%, 8/1/2036	2,255,000	2,482,438
State of Texas, College Student Loan, GO, AMT, 5.00%, 8/1/2029	2,170,000	2,349,005
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Tarrant County College District Series 2022, GO, 5.00%, 8/15/2028	1,000,000	1,071,987
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health Project Series 2022F, Rev., 5.00%, 11/15/2030 (c)	2,215,000	2,408,149
Tarrant County Cultural Education Facilities Finance Corp., Christus Health
Series 2024B, Rev., 5.00%, 7/1/2026	1,110,000	1,130,908
Series 2024B, Rev., 5.00%, 7/1/2027	2,360,000	2,454,564
Series 2024B, Rev., 5.00%, 7/1/2028	3,000,000	3,181,741
Series 2024B, Rev., 5.00%, 7/1/2029	2,485,000	2,678,081
Tarrant County Cultural Education Facilities Finance Corp., Cook Children's Medical Center, Rev., 4.13%, 12/1/2054	2,495,000	2,143,390
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System Series 2025C, Rev., 5.00%, 11/15/2032 (c)	13,275,000	14,639,476
Terrell Independent School District, Kaufman and Hunt Counties, Unlimited Tax
GO, PSF-GTD, 5.00%, 8/1/2037	2,500,000	2,721,479
GO, PSF-GTD, 5.00%, 8/1/2038	2,500,000	2,684,090
Texas A&M University, Financing System Series 2017E, Rev., 5.00%, 5/15/2030	155,000	160,658
Texas Municipal Gas Acquisition and Supply Corp. IV, Gas Supply
Series 2023A, Rev., 5.50%, 1/1/2030 (c)	5,000,000	5,333,245
Series 2023B, Rev., 5.50%, 1/1/2034 (c)	6,690,000	7,316,472
Texas Municipal Gas Acquisition and Supply Corp. V, Gas Supply Series 2024, Rev., 5.00%, 1/1/2034 (c)	8,000,000	8,510,756
Texas Private Activity Bond Surface Transportation Corp., North Tarrant Express Managed Lanes Project, Mobility Partners LLC Series 2019A, Rev., 4.00%, 12/31/2039	1,130,000	1,037,706
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC Project
Series 2023, Rev., AMT, 5.25%, 12/31/2036	2,835,000	2,967,472
Rev., AMT, 5.00%, 6/30/2058	2,000,000	1,860,114
Texas Public Finance Authority, Texas Southern University
Series 2023, Rev., 5.00%, 5/1/2026	500,000	506,612
Series 2023, Rev., 5.00%, 5/1/2027	625,000	646,902
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	187

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Texas State Affordable Housing Corp., Juniper Creek Apartments Project Series 2023, Rev., 3.75%, 7/1/2026 (c)	3,000,000	3,023,028
Texas Water Development Board
Series 2023A, Rev., 5.00%, 10/15/2037	1,700,000	1,845,094
Series 2023A, Rev., 5.00%, 10/15/2058	1,725,000	1,735,756
Trinity River Authority of Texas, Livingston Regional Water Supply System Project
Series 2023, Rev., 5.00%, 8/1/2036	1,120,000	1,216,798
Series 2023, Rev., 5.00%, 8/1/2037	1,175,000	1,263,489
Trinity River Authority, Water Project, Rev., 5.00%, 2/1/2026	60,000	60,619
Waxahachie Independent School District Series 2024, GO, PSF-GTD, 5.00%, 2/15/2038	1,000,000	1,077,239
Weslaco Independent School District, Unlimited Tax
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2037	800,000	875,112
Series 2024, GO, PSF-GTD, 5.00%, 2/15/2038	1,000,000	1,079,480
Wylie Independent School District, GO, PSF-GTD, 5.00%, 8/15/2039	2,695,000	2,864,670
Total Texas		340,344,175
Utah — 0.9%
City of Salt Lake City, Airport System Series 2021A, Rev., AMT, 5.00%, 7/1/2029	2,350,000	2,529,966
City of Salt Lake City, International Airport Series 2025A, Rev., AMT, 5.25%, 7/1/2043	1,580,000	1,624,118
City of Salt Lake City, Sales and Excise Tax Series 2022A, Rev., 4.00%, 10/1/2030	105,000	111,537
Downtown Revitalization Public Infrastructure District, Second Lien Sales Tax SEG Redevelopment Project
Series 2025B, Rev., A.G., 5.25%, 6/1/2045	1,000,000	1,041,607
Series 2025B, Rev., A.G., 5.50%, 6/1/2050	2,000,000	2,093,314
Intermountain Power Agency, Utah Power Supply
Series 2023A, Rev., 5.00%, 7/1/2033	1,465,000	1,606,582
Series 2023A, Rev., 5.00%, 7/1/2036	1,190,000	1,267,699
Series 2024A, Rev., 5.00%, 7/1/2037	2,600,000	2,762,465
Series 2024A, Rev., 5.00%, 7/1/2040	1,610,000	1,667,412
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Utah — continued
Mida Cormont Public Infrastructure District, Limited Tax Series 2025A-1, GO, 6.25%, 6/1/2055 (b)	1,000,000	1,018,310
Mida Mountain Village Public Infrastructure District, Utah Subordinate Tax Allocation Series 2024-1, Rev., 5.13%, 6/15/2054 (b)	2,000,000	1,832,142
Utah Housing Corp., Single Family Mortgage
Rev., 3.00%, 9/1/2029 (c)	2,400,000	2,400,013
Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.50%, 7/1/2055	4,975,000	5,581,828
Utah Infrastructure Agency Series 2021, Rev., 4.00%, 10/15/2029	1,210,000	1,228,885
Utah Telecommunication Open Infrastructure Agency, Sales Tax and Telecommunications
Rev., 5.25%, 6/1/2034	325,000	361,968
Rev., 5.25%, 6/1/2035	580,000	640,301
Utah Transit Authority, Sales Tax
Rev., 5.00%, 12/15/2037	1,250,000	1,391,762
Rev., 5.00%, 6/15/2040	1,580,000	1,689,907
Series 2023, Rev., 5.00%, 12/15/2041	1,235,000	1,303,976
Total Utah		32,153,792
Virginia — 1.1%
City of Richmond, Public Improvement Series 2017B, GO, 5.00%, 7/15/2027	175,000	183,655
County of Henrico Water and Sewer, Rev., 5.00%, 5/1/2029	100,000	109,363
County of Spotsylvania Water and Sewer System Series 2024, Rev., 4.00%, 12/1/2046	1,150,000	1,034,965
County of Spotsylvania, Public Improvement, GO, 5.00%, 7/15/2029	85,000	91,051
Fairfax County Industrial Development Authority, Rev., 4.00%, 5/15/2042	2,025,000	1,858,459
Halifax County Industrial Development Authority, Virginia Electric and Power Series 2010A, Rev., 3.80%, 5/28/2027 (c)	2,465,000	2,506,528
Northern Virginia Transportation Commission, Transforming Rail in Virginia Program, Rev., 5.00%, 6/1/2040	380,000	400,026
Prince William County Service Authority, Water and Sewer System
Rev., 5.00%, 7/15/2032	1,000,000	1,138,444
Rev., 5.00%, 7/15/2033	1,000,000	1,145,234
SEE NOTES TO FINANCIAL STATEMENTS.

188	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Virginia — continued
Virginia College Building Authority Educational Facilities, 21St Century College and Equipment Programs
Series 2023B, Rev., 5.00%, 2/1/2033	150,000	170,456
Series 2023A, Rev., 4.00%, 9/1/2040	1,385,000	1,348,374
Virginia Port Authority
Rev., 5.00%, 7/1/2038	1,500,000	1,630,749
Rev., 5.00%, 7/1/2040	1,750,000	1,863,042
Virginia Public Building Authority Series 2015A, Rev., 4.00%, 8/1/2031	5,000,000	5,003,520
Virginia Public School Authority, 1997 Resolution Series 2025A, Rev., 5.00%, 8/1/2037	3,840,000	4,283,821
Virginia Small Business Financing Authority Series 2021, Rev., 4.00%, 12/1/2051	1,145,000	900,530
Virginia Small Business Financing Authority, Environmental Facilities Pure Salmon Virginia LLC Project, Rev., AMT, 4.00%, 11/20/2025 (c)	7,000,000	7,004,765
Virginia Small Business Financing Authority, Senior Lien, Elizabeth River Crossing Opco, LLC Project
Rev., AMT, 4.00%, 7/1/2032	250,000	253,595
Rev., AMT, 4.00%, 1/1/2036	2,000,000	1,957,755
Virginia Small Business Financing Authority, Senior Lien, Transform 66 P3 Project, Rev., AMT, 5.00%, 12/31/2056	5,880,000	5,434,497
Total Virginia		38,318,829
Washington — 2.2%
Auburn School District No. 408 of King and Pierce Counties, Unlimited Tax, GO, 4.00%, 12/1/2036	1,000,000	1,010,691
Central Puget Sound Regional Transit Authority, Sales and Use Tax Series 2021S-1, Rev., 4.00%, 11/1/2040	2,000,000	1,956,556
City of Seattle Municipal Light and Power, Rev., 5.00%, 2/1/2036	5,000,000	5,623,769
City of Seattle, Municipal Light and Power Series 2021A, Rev., 4.00%, 7/1/2047	5,000,000	4,362,393
Clark County Public Utility District No. 1 Electric Series 2024, Rev., 5.00%, 1/1/2026	1,165,000	1,175,104
County of King Sewer Series 2016A, Rev., 4.00%, 7/1/2038	5,000,000	4,944,003
Energy Northwest, Columbia Generating Station Series 2021A, Rev., 4.00%, 7/1/2042	3,760,000	3,535,117
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Washington — continued
Energy Northwest, Project 1
Series 2017A, Rev., 5.00%, 7/1/2028	55,000	57,515
Series 2025A, Rev., 5.00%, 7/1/2032	2,000,000	2,264,399
Fircrest Properties, State of Washington Dshs Project, Rev., 5.50%, 6/1/2049	5,000,000	5,259,279
King and Pierce Counties Valley Regional Fire Authority, Unlimited Tax, GO, A.G., 5.00%, 12/1/2034	1,000,000	1,134,387
Mason County School District No. 309 Shelton, Unlimited Tax, GO, 5.00%, 12/1/2029	45,000	46,720
Pierce County School District No. 416 White River, Unlimited Tax, GO, 5.00%, 12/1/2025	50,000	50,315
State of Washington Motor Vehicle Fuel Tax
Series R-2025E, GO, 5.00%, 8/1/2029	6,860,000	7,540,275
Series R-2025E, GO, 5.00%, 8/1/2030	2,980,000	3,329,035
Series R2025C, GO, 5.00%, 7/1/2032	4,000,000	4,534,106
Series 2024D, GO, 5.00%, 6/1/2045	4,000,000	4,121,876
State of Washington, Motor Vehicle Fuel Tax Series 2025C, GO, 5.00%, 7/1/2030	5,040,000	5,623,375
State of Washington, State and Local Agency Real and Personal Property Series 2015C, COP, 5.00%, 1/1/2029	55,000	55,415
Three Rivers Regional Wastewater Authority Series 2024, Rev., 5.00%, 9/1/2037	1,275,000	1,381,822
Vancouver Housing Authority Series 2025, Rev., 4.25%, 2/1/2038	6,000,000	5,833,976
Washington Health Care Facilities Authority, Fred Hutchinson Cancer Research Center
Series 2025A, Rev., 5.00%, 3/1/2027	1,000,000	1,037,042
Series 2025A, Rev., 5.00%, 3/1/2028	750,000	792,022
Series 2025A, Rev., 5.00%, 3/1/2029	1,000,000	1,074,447
Series 2025A, Rev., 5.00%, 3/1/2030	1,000,000	1,088,491
Washington State Housing Finance Commission, Bayview Manor II Project
Series 2025B-2, Rev., 4.20%, 7/1/2029 (b)	1,130,000	1,130,692
Series 2025A, Rev., 6.00%, 7/1/2060 (b)	1,000,000	963,867
Washington State Housing Finance Commission, Blakeley and Laurel Villages Portfolio Series 2025A, Rev., 5.50%, 7/1/2050 (b)	2,500,000	2,416,724
Washington State Housing Finance Commission, Radford Court and Nordheim Court
Series 2024, Rev., 5.50%, 7/1/2049	2,000,000	2,020,729
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	189

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
Series 2024, Rev., 5.00%, 7/1/2054	2,500,000	2,344,279
Washington State Housing Finance Commission, Seattle Academy of Arts and Science Project Series 2023, Rev., 5.63%, 7/1/2038 (b)	1,215,000	1,302,802
Total Washington		78,011,223
West Virginia — 0.2%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Commercial Metal Co. Project, Rev., AMT, 4.63%, 5/15/2032 (c)	4,000,000	3,932,975
West Virginia Hospital Finance Authority, University Health System Series 2023A, Rev., 5.00%, 6/1/2040	1,800,000	1,868,254
Total West Virginia		5,801,229
Wisconsin — 2.3%
City of Milwaukee, Promissory Notes Series 2023N3, GO, A.G., 5.00%, 4/1/2032	1,655,000	1,837,442
City of Oshkosh, Water
Series 2022D, Rev., 5.00%, 1/1/2027	165,000	170,696
Series 2022D, Rev., 5.00%, 1/1/2028	180,000	190,152
Public Finance Authority, Rev., AMT, 5.75%, 7/1/2054	10,035,000	9,843,428
Public Finance Authority, AFCO Airport Real Estate Group
Series 2023, Rev., AMT, 5.00%, 7/1/2026	450,000	455,495
Series 2023, Rev., AMT, 5.00%, 7/1/2027	790,000	811,783
Public Finance Authority, Astro Texas Land Projects, Rev., 5.00%, 12/15/2036 (b)	4,997,753	4,930,061
Public Finance Authority, Celanese Corp. Series 2016C, Rev., AMT, 4.30%, 11/1/2030	1,850,000	1,851,070
Public Finance Authority, Eastern Michigan University Student Housing Project Series 2022A-1, Rev., 5.00%, 7/1/2032	500,000	549,554
Public Finance Authority, Kahala Nui Project
Rev., 5.00%, 11/15/2025	360,000	361,365
Rev., 5.00%, 11/15/2026	275,000	281,104
Rev., 5.00%, 11/15/2027	290,000	302,100
Rev., 5.00%, 11/15/2028	380,000	402,825
Rev., 5.00%, 11/15/2029	300,000	322,537
Rev., 5.00%, 11/15/2030	240,000	260,361
Rev., 5.00%, 11/15/2031	440,000	479,724
Rev., 5.00%, 11/15/2032	460,000	503,003
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Wisconsin — continued
Rev., 5.00%, 11/15/2034	680,000	741,371
Rev., 5.25%, 11/15/2061	1,000,000	966,123
Public Finance Authority, KSU Bixby Real Estate Foundation LLC Project
Series 2025B, Rev., 5.00%, 6/15/2030	160,000	169,803
Series 2025B, Rev., 5.25%, 6/15/2035	275,000	293,629
Series 2025A, Rev., 5.00%, 6/15/2037	1,000,000	1,052,034
Series 2025A, Rev., 5.00%, 6/15/2039	250,000	257,753
Series 2025B, Rev., 5.25%, 6/15/2045	550,000	540,033
Public Finance Authority, Senior Lien, Rev., AMT, 5.50%, 7/1/2044	2,745,000	2,701,168
State of Wisconsin
Series 2016-2, GO, 5.00%, 11/1/2026	50,000	50,866
Series 2025 1, GO, 5.00%, 5/1/2033	4,320,000	4,925,937
Series 2023B, GO, 5.00%, 5/1/2035	1,280,000	1,405,565
Series 2025-2, GO, 5.00%, 5/1/2038	3,950,000	4,331,469
University of Wisconsin Hospitals and Clinics
Series 2024C, Rev., VRDO, LIQ : US Bank NA, 2.60%, 9/2/2025 (c)	11,500,000	11,500,000
Series 2024B, Rev., 5.00%, 10/1/2031 (c)	2,000,000	2,204,021
Washington Health Care Facilities Authority, Fred Hutchinson Cancer Research Center
Series 2024A, Rev., 5.00%, 4/1/2028	1,530,000	1,625,070
Series 2024A, Rev., 5.00%, 4/1/2029	3,205,000	3,472,128
Series 2024A, Rev., 5.00%, 4/1/2030	3,365,000	3,702,502
Series 2024A, Rev., 5.00%, 4/1/2031	3,525,000	3,912,014
Series 2024A, Rev., 5.00%, 4/1/2032	1,860,000	2,068,149
Series 2024A, Rev., 5.00%, 4/1/2033	1,285,000	1,439,311
Series 2024A, Rev., 5.00%, 4/1/2034	1,200,000	1,347,225
Series 2024A, Rev., 5.00%, 4/1/2035	1,515,000	1,702,667
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group
Series 2016A, Rev., 4.00%, 5/15/2026 (e)	10,000	10,107
Series 2016A, Rev., 4.00%, 11/15/2046	1,590,000	1,363,974
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group, Rev., 5.25%, 8/15/2050	1,000,000	1,008,225
SEE NOTES TO FINANCIAL STATEMENTS.

190	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Wisconsin — continued
Wisconsin Health and Educational Facilities Authority, Forensic science and Protective Medicine Collaboration, Inc. Project Series 2024, Rev., 5.00%, 8/1/2027 (b)	1,000,000	1,015,528
Wisconsin Housing and Economic Development Authority, Home Ownership Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	3,775,000	4,087,350
Total Wisconsin		81,446,722
Wyoming — 0.6%
County of Campbell, Solid Waste Facilities, Basin Electric Power Co-operative, Dry Fork Station Facilities Series 2019A, Rev., 3.63%, 7/15/2039	13,305,000	11,592,476
Wyoming Community Development Authority
Series 2023-1, Rev., 5.75%, 6/1/2053	1,260,000	1,337,476
Series 2024-1, Rev., 6.00%, 12/1/2054	2,450,000	2,677,210
Series 2025-3, Rev., 6.25%, 12/1/2055 (d)	4,195,000	4,706,560
Total Wyoming		20,313,722
Total Municipal Bonds (Cost $3,097,588,191)		3,085,473,176
	SHARES
Short-Term Investments — 12.6%
Investment Companies — 12.6%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.13% (f) (g) (Cost $439,426,700)	439,388,564	439,432,503
Total Investments — 100.7% (Cost $3,537,014,891)		3,524,905,679
Liabilities in Excess of Other Assets — (0.7)%		(23,945,473)
NET ASSETS — 100.0%		3,500,960,206

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
COP	Certificate of Participation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RAN	Revenue Anticipation Note
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
TRAN	Tax & Revenue Anticipation Note
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2025.

(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of August 31, 2025.
Futures contracts outstanding as of August 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury Long Bond	260	12/19/2025	USD	29,705,000	7,686
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	191

JPMorgan Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
U.S. Treasury 10 Year Ultra Note	(178)	12/19/2025	USD	(20,367,094)	(93,984)
U.S. Treasury Ultra Bond	(89)	12/19/2025	USD	(10,360,156)	41,257
					(52,727)
					(45,041)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

192	J.P. Morgan Exchange-Traded Funds	August 31, 2025

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 29.8%
Aerospace & Defense — 0.2%
ATI, Inc. 5.88%, 12/1/2027	108,000	107,844
Bombardier, Inc. (Canada)
7.88%, 4/15/2027 (a)	4,000	4,025
6.00%, 2/15/2028 (a)	139,000	139,161
RTX Corp. 5.75%, 11/8/2026	850,000	864,106
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	29,000	30,671
TransDigm, Inc. 6.38%, 3/1/2029 (a)	345,000	353,222
		1,499,029
Automobile Components — 0.2%
Adient Global Holdings Ltd.
7.00%, 4/15/2028 (a)	60,000	61,708
8.25%, 4/15/2031 (a)	175,000	184,283
Allison Transmission, Inc. 5.88%, 6/1/2029 (a)	224,000	225,746
American Axle & Manufacturing, Inc. 6.88%, 7/1/2028	144,000	144,058
Clarios Global LP 6.75%, 5/15/2028 (a)	190,000	194,241
Dana, Inc.
5.38%, 11/15/2027	72,000	71,886
4.50%, 2/15/2032	23,000	22,562
Goodyear Tire & Rubber Co. (The)
5.25%, 4/30/2031 (b)	197,000	186,982
5.25%, 7/15/2031	55,000	52,230
Icahn Enterprises LP 5.25%, 5/15/2027	160,000	156,082
ZF North America Capital, Inc. (Germany) 6.88%, 4/14/2028 (a)	175,000	177,258
		1,477,036
Automobiles — 0.7%
BMW US Capital LLC (Germany) 4.65%, 8/13/2029 (a)	955,000	967,600
Hyundai Capital America
1.80%, 10/15/2025 (a)	200,000	199,258
5.25%, 1/8/2027 (a)	965,000	975,601
4.55%, 9/26/2029 (a)	1,930,000	1,931,065
Mercedes-Benz Finance North America LLC (Germany) 5.10%, 11/15/2029 (a)	1,390,000	1,430,807
		5,504,331
Banks — 12.9%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.54%, 6/16/2027 (a) (b) (c)	400,000	391,114
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (a) (c)	500,000	509,924
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (a) (c)	1,750,000	1,861,394
(SOFR + 1.65%), 5.32%, 5/15/2031 (a) (c)	790,000	810,660
ASB Bank Ltd. (New Zealand) 5.40%, 11/29/2027 (a)	1,000,000	1,026,148
Banco Bilbao Vizcaya Argentaria SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.86%, 9/14/2026 (c)	800,000	800,354
5.38%, 3/13/2029	1,200,000	1,241,208
Banco Continental SAECA (Paraguay) 2.75%, 12/10/2025 (a)	550,000	545,798
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	200,000	194,561
5.59%, 8/8/2028	800,000	831,798
6.61%, 11/7/2028	200,000	214,036
Bank of America Corp.
(SOFR + 0.96%), 1.73%, 7/22/2027 (c)	230,000	224,754
(SOFR + 1.34%), 5.93%, 9/15/2027 (c)	1,000,000	1,016,140
(SOFR + 1.05%), 2.55%, 2/4/2028 (c)	345,000	337,124
(SOFR + 2.04%), 4.95%, 7/22/2028 (c)	475,000	481,268
(SOFR + 1.99%), 6.20%, 11/10/2028 (c)	400,000	416,869
(SOFR + 1.63%), 5.20%, 4/25/2029 (c)	870,000	892,069
(SOFR + 1.57%), 5.82%, 9/15/2029 (c)	1,500,000	1,567,958
Series FIX, (SOFR + 1.00%), 5.16%, 1/24/2031 (c)	1,250,000	1,290,104
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (a) (c)	335,000	334,986
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (a) (c)	245,000	238,577
(SOFR + 1.62%), 5.60%, 3/20/2030 (a) (c)	1,480,000	1,537,136
Bank of Nova Scotia (The) (Canada)
5.35%, 12/7/2026	720,000	730,102
(SOFR + 1.00%), 4.40%, 9/8/2028 (c)	995,000	999,967
Banque Federative du Credit Mutuel SA (France) 4.59%, 10/16/2028 (a)	1,960,000	1,977,779
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	193

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.28%, 11/24/2027 (c)	820,000	799,913
(SOFR + 1.08%), 4.48%, 11/11/2029 (c)	1,080,000	1,081,934
BNP Paribas SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.34%, 6/12/2029 (a) (c)	500,000	513,214
(SOFR + 1.28%), 5.28%, 11/19/2030 (a) (c)	1,470,000	1,505,764
(SOFR + 1.68%), 5.09%, 5/9/2031 (a) (c)	1,150,000	1,168,253
BPCE SA (France)
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (c)	750,000	747,899
(SOFR + 2.10%), 5.98%, 1/18/2027 (a) (c)	500,000	502,479
(SOFR + 1.98%), 6.61%, 10/19/2027 (a) (c)	1,525,000	1,560,483
(SOFR + 1.58%), 5.39%, 5/28/2031 (a) (c)	910,000	931,810
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (a) (c)	805,000	822,945
(SOFR + 2.70%), 6.21%, 1/18/2029 (a) (c)	1,500,000	1,561,650
(SOFRINDX + 1.78%), 5.67%, 3/15/2030 (a) (c)	2,202,000	2,289,102
Canadian Imperial Bank of Commerce (Canada)
5.26%, 4/8/2029 (b)	660,000	683,150
(SOFR + 1.34%), 4.63%, 9/11/2030 (c)	1,100,000	1,112,827
Citigroup, Inc.
(SOFR + 1.55%), 5.61%, 9/29/2026 (c)	1,750,000	1,751,249
(SOFR + 0.77%), 1.12%, 1/28/2027 (c)	85,000	83,858
(SOFR + 1.28%), 3.07%, 2/24/2028 (c)	500,000	491,126
(SOFR + 0.87%), 4.79%, 3/4/2029 (c)	3,000,000	3,039,241
(SOFR + 1.36%), 5.17%, 2/13/2030 (c)	1,130,000	1,159,577
(SOFR + 1.34%), 4.54%, 9/19/2030 (c)	1,110,000	1,115,029
(SOFR + 1.46%), 4.95%, 5/7/2031 (c)	1,180,000	1,202,169
Cooperatieve Rabobank UA (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (a) (c)	535,000	530,172
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.99%, 5/27/2031 (a) (c)	2,630,000	2,684,600
Credit Agricole SA (France)
(SOFR + 1.13%), 5.23%, 1/9/2029 (a) (c)	945,000	961,420
(SOFR + 1.46%), 5.22%, 5/27/2031 (a) (c)	955,000	976,847
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.18%), 6.26%, 9/22/2026 (a) (c)	805,000	805,744
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (c)	1,350,000	1,408,847
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (a) (c)	615,000	619,249
DNB Bank ASA (Norway) (SOFRINDX + 1.95%), 5.90%, 10/9/2026 (a) (c)	500,000	500,639
Federation des Caisses Desjardins du Quebec (Canada)
5.70%, 3/14/2028 (a)	325,000	337,328
5.25%, 4/26/2029 (a)	710,000	734,537
4.57%, 8/26/2030 (a)	1,790,000	1,799,462
HSBC Holdings plc (United Kingdom)
(SOFR + 1.57%), 5.89%, 8/14/2027 (c)	855,000	866,507
(SOFR + 1.97%), 6.16%, 3/9/2029 (c)	1,750,000	1,825,749
(SOFR + 1.46%), 5.55%, 3/4/2030 (c)	300,000	311,513
(SOFR + 1.29%), 5.29%, 11/19/2030 (c)	860,000	886,837
(SOFR + 1.29%), 5.13%, 3/3/2031 (c)	585,000	599,268
(SOFR + 1.57%), 5.24%, 5/13/2031 (c)	1,305,000	1,341,497
ING Groep NV (Netherlands) (SOFR + 1.01%), 1.73%, 4/1/2027 (c)	200,000	197,023
KBC Group NV (Belgium)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (a) (c)	1,030,000	1,064,528
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (a) (c)	2,500,000	2,544,692
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.48%), 5.99%, 8/7/2027 (c)	1,000,000	1,013,956
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.87%, 3/6/2029 (c)	755,000	783,968
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 4.82%, 6/13/2029 (c)	1,145,000	1,161,193
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (c)	512,000	499,515
SEE NOTES TO FINANCIAL STATEMENTS.

194	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.34%, 1/19/2028 (c)	400,000	389,574
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 5.16%, 4/24/2031 (c)	465,000	479,557
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.82%), 5.10%, 5/13/2031 (c)	1,425,000	1,462,672
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.71%, 7/8/2031 (c)	985,000	996,333
Morgan Stanley Bank NA (SOFR + 0.87%), 5.50%, 5/26/2028 (c)	625,000	638,877
National Bank of Canada (Canada)
5.60%, 12/18/2028	1,620,000	1,686,276
4.50%, 10/10/2029	1,000,000	1,005,944
NatWest Group plc (United Kingdom)
4.80%, 4/5/2026	500,000	501,338
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (c)	1,000,000	1,020,886
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.11%, 5/23/2031 (c)	750,000	768,281
NatWest Markets plc (United Kingdom)
5.42%, 5/17/2027 (a)	745,000	760,732
5.41%, 5/17/2029 (a)	805,000	835,457
Nordea Bank Abp (Finland) 1.50%, 9/30/2026 (a)	500,000	485,864
Royal Bank of Canada (Canada) (SOFR + 0.89%), 4.50%, 8/6/2029 (c)	3,430,000	3,460,753
Santander UK Group Holdings plc (United Kingdom) (SOFRINDX + 1.52%), 5.69%, 4/15/2031 (c)	1,425,000	1,486,695
Skandinaviska Enskilda Banken AB (Sweden) 5.38%, 3/5/2029 (a)	940,000	973,091
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (c)	570,000	564,801
(SOFR + 1.65%), 5.51%, 5/22/2031 (a) (c)	1,620,000	1,659,039
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.19%, 7/6/2027 (a) (c)	470,000	476,796
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (a) (c)	755,000	770,417
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.15%), 5.01%, 10/15/2030 (a) (c)	1,605,000	1,633,525
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 1/13/2028	775,000	800,676
(SOFR + 1.19%), 4.66%, 7/8/2031 (c)	1,620,000	1,638,688
Sumitomo Mitsui Trust Bank Ltd. (Japan) 5.20%, 3/7/2029 (a)	820,000	845,485
Svenska Handelsbanken AB (Sweden) 5.50%, 6/15/2028 (a)	750,000	777,152
Swedbank AB (Sweden) 5.08%, 5/21/2030 (a)	1,030,000	1,057,402
Wells Fargo & Co.
(SOFR + 1.51%), 3.53%, 3/24/2028 (c)	285,000	281,961
(SOFR + 1.07%), 5.71%, 4/22/2028 (c)	1,245,000	1,273,358
(SOFR + 1.98%), 4.81%, 7/25/2028 (c)	945,000	955,097
(SOFR + 1.74%), 5.57%, 7/25/2029 (c)	975,000	1,010,782
(SOFR + 1.79%), 6.30%, 10/23/2029 (c)	210,000	222,597
(SOFR + 1.50%), 5.20%, 1/23/2030 (c)	3,100,000	3,193,025
		103,163,722
Beverages — 0.2%
Constellation Brands, Inc. 4.80%, 5/1/2030	1,350,000	1,370,667
Primo Water Holdings, Inc. 6.25%, 4/1/2029 (a)	70,000	70,369
		1,441,036
Biotechnology — 0.2%
Biogen, Inc. 5.05%, 1/15/2031	1,115,000	1,144,291
Grifols SA (Spain) 4.75%, 10/15/2028 (a)	200,000	193,804
		1,338,095
Broadline Retail — 0.0% ^
Nordstrom, Inc. 4.38%, 4/1/2030	54,000	49,730
Wayfair LLC 7.25%, 10/31/2029 (a)	125,000	127,454
		177,184
Building Products — 0.2%
Builders FirstSource, Inc. 4.25%, 2/1/2032 (a)	279,000	262,238
EMRLD Borrower LP 6.63%, 12/15/2030 (a)	375,000	385,135
Griffon Corp. 5.75%, 3/1/2028	125,000	124,819
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	79,000	77,725
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	100,000	103,590
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	140,000	144,321
Quikrete Holdings, Inc. 6.38%, 3/1/2032 (a)	265,000	273,308
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	195

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Building Products — continued
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (a)	200,000	213,352
Standard Building Solutions, Inc. 6.50%, 8/15/2032 (a)	70,000	72,248
Standard Industries, Inc. 4.75%, 1/15/2028 (a)	229,000	226,867
		1,883,603
Capital Markets — 2.5%
Bank of New York Mellon Corp. (The) (SOFR + 1.03%), 4.95%, 4/26/2027 (c)	380,000	381,768
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	90,000	85,398
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (c)	350,000	348,012
(SOFR + 2.52%), 7.15%, 7/13/2027 (c)	350,000	357,914
(SOFR + 1.22%), 2.31%, 11/16/2027 (c)	150,000	146,317
(SOFR + 2.51%), 6.82%, 11/20/2029 (c)	1,303,000	1,396,250
(SOFR + 1.72%), 5.30%, 5/9/2031 (c)	1,325,000	1,357,553
Goldman Sachs Group, Inc. (The)
(SOFR + 0.91%), 1.95%, 10/21/2027 (c)	423,000	411,878
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	390,000	380,823
(SOFR + 1.21%), 5.05%, 7/23/2030 (c)	2,705,000	2,769,304
(SOFR + 1.14%), 4.69%, 10/23/2030 (c)	895,000	904,836
(SOFR + 1.58%), 5.22%, 4/23/2031 (c)	610,000	629,786
Macquarie Bank Ltd. (Australia) 5.21%, 6/15/2026 (a)	1,000,000	1,007,639
Macquarie Group Ltd. (Australia)
(SOFR + 0.91%), 1.63%, 9/23/2027 (a) (c)	140,000	135,978
(SOFR + 2.13%), 4.10%, 6/21/2028 (a) (c)	380,000	378,204
Morgan Stanley
(SOFR + 0.72%), 0.99%, 12/10/2026 (c)	150,000	148,535
(SOFR + 0.86%), 1.51%, 7/20/2027 (c)	335,000	326,714
(SOFR + 1.00%), 2.48%, 1/21/2028 (c)	400,000	390,451
(SOFR + 2.24%), 6.30%, 10/18/2028 (c)	985,000	1,027,018
(SOFR + 1.59%), 5.16%, 4/20/2029 (c)	565,000	577,635
(SOFR + 1.63%), 5.45%, 7/20/2029 (c)	600,000	619,147
(SOFR + 1.26%), 5.66%, 4/18/2030 (c)	930,000	971,196
(SOFR + 1.10%), 4.65%, 10/18/2030 (c)	1,510,000	1,524,512
UBS AG (Switzerland) 7.50%, 2/15/2028	270,000	291,362
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.71%, 1/12/2027 (a) (c)	297,000	298,244
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (a) (c)	410,000	411,149
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Capital Markets — continued
(SOFR + 3.70%), 6.44%, 8/11/2028 (a) (c)	870,000	904,285
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (a) (c)	1,585,000	1,655,959
		19,837,867
Chemicals — 0.3%
Braskem Netherlands Finance BV (Brazil)
4.50%, 1/31/2030 (d)	200,000	140,250
8.00%, 10/15/2034 (a)	200,000	142,938
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 8.22%), 8.50%, 1/23/2081 (c) (d)	200,000	149,000
Chemours Co. (The) 5.75%, 11/15/2028 (a)	205,000	197,397
INEOS Finance plc (Luxembourg) 6.75%, 5/15/2028 (a)	200,000	196,507
NOVA Chemicals Corp. (Canada)
8.50%, 11/15/2028 (a)	315,000	329,975
4.25%, 5/15/2029 (a)	67,000	64,321
9.00%, 2/15/2030 (a)	45,000	48,336
OCP SA (Morocco) 3.75%, 6/23/2031 (d)	200,000	183,056
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	323,000	311,985
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	89,000	88,284
5.63%, 8/15/2029 (a)	145,000	135,667
		1,987,716
Commercial Services & Supplies — 0.5%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	122,000	109,435
ADT Security Corp. (The) 4.88%, 7/15/2032 (a)	100,000	96,226
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	200,000	195,506
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	69,000	68,493
Brink's Co. (The) 6.75%, 6/15/2032 (a)	90,000	93,242
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	164,000	158,224
Element Fleet Management Corp. (Canada) 5.64%, 3/13/2027 (a)	1,845,000	1,879,948
Garda World Security Corp. (Canada) 4.63%, 2/15/2027 (a)	100,000	99,285
GFL Environmental, Inc.
4.00%, 8/1/2028 (a)	190,000	185,246
4.75%, 6/15/2029 (a)	81,000	79,705
6.75%, 1/15/2031 (a)	100,000	104,393
Madison IAQ LLC 4.13%, 6/30/2028 (a)	216,000	209,989
SEE NOTES TO FINANCIAL STATEMENTS.

196	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Commercial Services & Supplies — continued
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	28,000	28,117
6.25%, 1/15/2028 (a)	145,000	144,956
Williams Scotsman, Inc.
4.63%, 8/15/2028 (a)	60,000	59,035
6.63%, 6/15/2029 (a)	65,000	66,590
		3,578,390
Communications Equipment — 0.0% ^
CommScope LLC
4.75%, 9/1/2029 (a)	73,000	72,124
9.50%, 12/15/2031 (a)	55,000	56,881
		129,005
Construction & Engineering — 0.1%
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (d)	147,986	118,467
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	44,000	42,922
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	134,000	134,380
Kingston Airport Revenue Finance Ltd. (Jamaica) 6.75%, 12/15/2036 (a)	200,000	205,938
Weekley Homes LLC 4.88%, 9/15/2028 (a)	59,000	57,443
		559,150
Construction Materials — 0.0% ^
Knife River Corp. 7.75%, 5/1/2031 (a)	100,000	104,881
Consumer Finance — 0.8%
AerCap Ireland Capital DAC (Ireland) 6.45%, 4/15/2027	695,000	717,441
Ally Financial, Inc. 5.75%, 11/20/2025	65,000	65,100
American Express Co.
(SOFR + 1.33%), 6.34%, 10/30/2026 (c)	910,000	912,643
(SOFR + 1.44%), 5.02%, 4/25/2031 (c)	1,075,000	1,104,590
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (a)	875,000	876,243
5.75%, 3/1/2029 (a)	970,000	1,003,814
4.90%, 10/10/2030 (a)	1,365,000	1,370,051
Capital One Financial Corp. (SOFR + 2.08%), 5.47%, 2/1/2029 (c)	345,000	354,144
OneMain Finance Corp.
7.13%, 3/15/2026	23,000	23,253
6.63%, 5/15/2029	165,000	169,667
5.38%, 11/15/2029	68,000	67,236
		6,664,182
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	216,000	214,685
5.88%, 2/15/2028 (a)	180,000	179,945
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	175,000	174,762
Rite Aid Corp.
8.00%, 11/15/2026 ‡ (e)	66,000	—
(3-MONTH CME TERM SOFR + 7.00%), 11.32%, 8/30/2031 ‡ (a) (c) (e)	6,931	—
Series B, 15.00%, 8/30/2031 ‡ (e)	9,401	—
Series A, 15.00%, 8/30/2031 ‡ (e)	20,465	—
Rite Aid Corp., Escrow 8.00%, 10/18/2025 ‡	19,023	—
		569,392
Containers & Packaging — 0.1%
Ardagh Packaging Finance plc 4.13%, 8/15/2026 (a)	200,000	190,000
Graphic Packaging International LLC
1.51%, 4/15/2026 (a)	70,000	68,474
6.38%, 7/15/2032 (a)	95,000	96,524
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2027 (a)	203,000	205,416
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	177,000	176,862
TriMas Corp. 4.13%, 4/15/2029 (a)	130,000	125,103
		862,379
Distributors — 0.0% ^
RB Global Holdings, Inc. (Canada) 7.75%, 3/15/2031 (a)	120,000	125,927
Diversified Consumer Services — 0.0% ^
Service Corp. International 4.00%, 5/15/2031	145,000	136,324
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	160,000	169,282
		305,606
Diversified Telecommunication Services — 0.3%
Altice Financing SA (Luxembourg) 5.00%, 1/15/2028 (a)	200,000	163,310
Altice France SA (France) 5.13%, 7/15/2029 (a)	200,000	171,000
CCO Holdings LLC
5.13%, 5/1/2027 (a)	175,000	174,118
4.75%, 3/1/2030 (a)	892,000	857,273
4.50%, 8/15/2030 (a)	715,000	676,791
4.25%, 2/1/2031 (a)	115,000	106,078
4.75%, 2/1/2032 (a)	13,000	12,059
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	197

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	227,000	226,935
Lumen Technologies, Inc.
4.13%, 4/15/2029 (a)	91,408	89,580
4.13%, 4/15/2030 (a)	114,227	111,942
		2,589,086
Electric Utilities — 1.0%
Alliant Energy Finance LLC 5.40%, 6/6/2027 (a)	1,145,000	1,158,805
Comision Ejecutiva Hidroelectrica del Rio Lempa (El Salvador) 8.65%, 1/24/2033 (a)	150,000	153,434
Enel Finance International NV (Italy) 4.63%, 6/15/2027 (a)	445,000	448,136
EnfraGen Energia Sur SA (Colombia) 5.38%, 12/30/2030 (d)	400,000	367,000
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	2,535,000	2,491,428
FirstEnergy Pennsylvania Electric Co.
5.15%, 3/30/2026 (a)	225,000	225,817
5.20%, 4/1/2028 (a)	240,000	245,605
FirstEnergy Transmission LLC 4.55%, 1/15/2030	325,000	327,603
Instituto Costarricense de Electricidad (Costa Rica) 6.75%, 10/7/2031 (a)	200,000	208,938
NextEra Energy Capital Holdings, Inc. 5.75%, 9/1/2025	445,000	445,000
NRG Energy, Inc.
3.38%, 2/15/2029 (a)	56,000	53,057
5.25%, 6/15/2029 (a)	217,000	216,356
6.00%, 2/1/2033 (a)	145,000	146,952
PG&E Corp. 5.00%, 7/1/2028	170,000	168,064
Trans-Allegheny Interstate Line Co. 5.00%, 1/15/2031 (a)	370,000	379,051
Trinidad Generation UnLtd. (Trinidad And Tobago) 7.75%, 6/16/2033 (a)	200,000	209,738
Vistra Operations Co. LLC
5.00%, 7/31/2027 (a)	105,000	104,717
7.75%, 10/15/2031 (a)	275,000	292,182
		7,641,883
Electrical Equipment — 0.0% ^
EnerSys 6.63%, 1/15/2032 (a)	95,000	97,853
Sensata Technologies BV 5.88%, 9/1/2030 (a)	200,000	201,736
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	44,000	42,950
		342,539
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electronic Equipment, Instruments & Components — 0.0% ^
Coherent Corp. 5.00%, 12/15/2029 (a)	166,000	163,137
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	25,000	22,979
		186,116
Energy Equipment & Services — 0.1%
Archrock Partners LP 6.25%, 4/1/2028 (a)	100,000	100,335
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (a)	50,000	53,034
Nabors Industries, Inc. 7.38%, 5/15/2027 (a)	85,000	86,417
Noble Finance II LLC 8.00%, 4/15/2030 (a)	80,000	82,823
Precision Drilling Corp. (Canada) 7.13%, 1/15/2026 (a)	19,000	18,992
Transocean, Inc. 8.75%, 2/15/2030 (a)	75,000	79,401
USA Compression Partners LP 6.88%, 9/1/2027	75,000	75,016
Valaris Ltd. 8.38%, 4/30/2030 (a)	115,000	119,725
Yinson Boronia Production BV (Brazil) 8.95%, 7/31/2042 (a)	196,218	214,089
		829,832
Entertainment — 0.1%
Cinemark USA, Inc. 5.25%, 7/15/2028 (a)	105,000	104,357
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (a)	160,000	161,678
4.75%, 10/15/2027 (a)	230,000	228,085
Take-Two Interactive Software, Inc. 5.00%, 3/28/2026	103,000	103,291
		597,411
Financial Services — 1.2%
Block, Inc. 6.50%, 5/15/2032	205,000	212,406
Boost Newco Borrower LLC 7.50%, 1/15/2031 (a)	200,000	212,188
CFIN 2022-RTL1 Issuer LLC Class A, 0.00%, 8/17/2027 ‡	540,915	540,915
Commercial Credit, Inc. Series QIB, 8.75%, 8/30/2030 (a)	500,000	501,203
Fiserv, Inc. 4.55%, 2/15/2031	1,410,000	1,409,747
Global Payments, Inc.
1.20%, 3/1/2026	415,000	408,334
4.95%, 8/15/2027	335,000	338,666
Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (a)	157,000	156,707
Nationwide Building Society (United Kingdom)
(SOFR + 1.29%), 2.97%, 2/16/2028 (a) (c)	2,590,000	2,538,613
(SOFR + 1.06%), 4.65%, 7/14/2029 (a) (c)	990,000	998,234
5.13%, 7/29/2029 (a)	1,000,000	1,031,545
SEE NOTES TO FINANCIAL STATEMENTS.

198	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Financial Services — continued
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	140,000	151,805
Rocket Cos., Inc. 6.13%, 8/1/2030 (a)	125,000	128,619
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	67,000	65,583
3.63%, 3/1/2029 (a)	139,000	132,517
4.00%, 10/15/2033 (a)	5,000	4,508
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	115,000	119,240
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	409,514	409,514
		9,360,344
Food Products — 0.2%
Bunge Ltd. Finance Corp.
2.00%, 4/21/2026	200,000	196,780
4.90%, 4/21/2027	570,000	575,106
Grupo Nutresa SA (Colombia) 8.00%, 5/12/2030 (d)	200,000	212,325
Post Holdings, Inc.
5.50%, 12/15/2029 (a)	90,000	89,720
4.63%, 4/15/2030 (a)	106,000	102,225
		1,176,156
Gas Utilities — 0.0% ^
AmeriGas Partners LP 9.38%, 6/1/2028 (a)	55,000	56,759
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	70,000	67,258
		124,017
Ground Transportation — 0.2%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	124,000	123,484
4.75%, 4/1/2028 (a)	31,000	30,032
8.25%, 1/15/2030 (a)	20,000	20,703
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (a)	195,000	206,524
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	109,000	103,337
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	153,000	141,821
12.63%, 7/15/2029 (a)	95,000	98,724
RXO, Inc. 7.50%, 11/15/2027 (a)	50,000	50,975
Transnet (South Africa) 8.25%, 2/6/2028 (d)	200,000	209,575
XPO, Inc.
6.25%, 6/1/2028 (a)	20,000	20,347
7.13%, 6/1/2031 (a)	170,000	176,957
		1,182,479
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Health Care Equipment & Supplies — 0.3%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	140,000	137,786
Hologic, Inc. 4.63%, 2/1/2028 (a)	115,000	113,879
Medline Borrower LP
3.88%, 4/1/2029 (a)	275,000	264,068
6.25%, 4/1/2029 (a)	42,000	43,147
5.25%, 10/1/2029 (a)	105,000	103,979
Zimmer Biomet Holdings, Inc. 5.05%, 2/19/2030	1,555,000	1,600,339
		2,263,198
Health Care Providers & Services — 0.7%
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (a)	146,000	145,264
AdaptHealth LLC 4.63%, 8/1/2029 (a)	54,000	51,057
Cardinal Health, Inc. 4.50%, 9/15/2030	1,830,000	1,833,332
Community Health Systems, Inc.
6.00%, 1/15/2029 (a)	157,000	151,356
4.75%, 2/15/2031 (a)	92,000	78,420
DaVita, Inc. 4.63%, 6/1/2030 (a)	293,000	282,078
Encompass Health Corp. 4.75%, 2/1/2030	161,000	158,720
HCA, Inc.
5.20%, 6/1/2028	520,000	532,632
5.25%, 3/1/2030	1,390,000	1,436,366
Owens & Minor, Inc. 4.50%, 3/31/2029 (a)	145,000	123,152
Star Parent, Inc. 9.00%, 10/1/2030 (a)	125,000	132,331
Tenet Healthcare Corp.
5.13%, 11/1/2027	69,000	68,800
4.25%, 6/1/2029	563,000	548,093
		5,541,601
Health Care Technology — 0.0% ^
IQVIA, Inc.
5.00%, 5/15/2027 (a)	200,000	199,193
6.25%, 6/1/2032 (a)	60,000	61,849
		261,042
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP
4.50%, 2/15/2029 (a)	70,000	68,406
6.50%, 4/1/2032 (a)	295,000	303,202
		371,608
Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC (Canada) 3.88%, 1/15/2028 (a)	56,000	54,509
Acushnet Co. 7.38%, 10/15/2028 (a)	75,000	78,392
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	140,000	137,444
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	199

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (a)	225,000	214,547
6.50%, 2/15/2032 (a)	185,000	189,659
Carnival Corp.
6.00%, 5/1/2029 (a)	330,000	334,279
6.13%, 2/15/2033 (a)	230,000	236,188
Churchill Downs, Inc. 5.50%, 4/1/2027 (a)	145,000	144,657
Darden Restaurants, Inc. 4.55%, 10/15/2029	515,000	516,834
Hilton Domestic Operating Co., Inc.
4.88%, 1/15/2030	82,000	81,774
4.00%, 5/1/2031 (a)	235,000	221,379
6.13%, 4/1/2032 (a)	90,000	92,435
5.88%, 3/15/2033 (a)	125,000	127,567
5.75%, 9/15/2033 (a)	45,000	45,371
Marriott Ownership Resorts, Inc. 4.75%, 1/15/2028	75,000	73,578
MGM Resorts International
6.13%, 9/15/2029	95,000	97,029
6.50%, 4/15/2032	105,000	107,756
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (a)	80,000	81,278
6.25%, 3/15/2032 (a)	75,000	77,406
6.00%, 2/1/2033 (a)	150,000	153,896
Six Flags Entertainment Corp.
5.25%, 7/15/2029	130,000	125,869
6.63%, 5/1/2032 (a)	90,000	91,463
Station Casinos LLC 4.50%, 2/15/2028 (a)	194,000	191,212
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	90,000	93,221
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	325,000	324,379
		3,892,122
Household Durables — 0.2%
Lennar Corp. 5.20%, 7/30/2030	1,175,000	1,213,298
Newell Brands, Inc.
6.38%, 9/15/2027	275,000	278,040
6.63%, 5/15/2032 (b)	65,000	63,449
Somnigroup International, Inc. 4.00%, 4/15/2029 (a)	165,000	158,602
		1,713,389
Household Products — 0.0% ^
Central Garden & Pet Co.
4.13%, 10/15/2030	69,000	65,263
4.13%, 4/30/2031 (a)	91,000	84,800
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Household Products — continued
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	116,000	114,066
4.38%, 3/31/2029 (a)	54,000	51,697
		315,826
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp. 4.50%, 2/15/2028 (a)	100,000	99,041
Saavi Energia SARL (Mexico) 8.88%, 2/10/2035 (a)	200,000	212,562
Termocandelaria Power SA (Colombia) 7.75%, 9/17/2031 (a)	200,000	206,000
		517,603
Insurance — 1.6%
Alliant Holdings Intermediate LLC 6.75%, 4/15/2028 (a)	130,000	132,612
Athene Global Funding
5.62%, 5/8/2026 (a)	1,675,000	1,688,297
5.03%, 7/17/2030 (a)	1,615,000	1,640,377
CNO Global Funding
5.88%, 6/4/2027 (a)	1,145,000	1,174,556
2.65%, 1/6/2029 (a)	1,500,000	1,416,167
Corebridge Global Funding
4.25%, 8/21/2028 (a)	1,370,000	1,373,923
5.90%, 9/19/2028 (a)	645,000	674,573
5.20%, 6/24/2029 (a)	1,000,000	1,029,591
F&G Global Funding 5.88%, 6/10/2027 (a)	1,170,000	1,200,370
HUB International Ltd. 7.25%, 6/15/2030 (a)	95,000	99,367
Jackson National Life Global Funding 4.70%, 6/5/2028 (a)	1,600,000	1,618,710
Met Tower Global Funding 5.40%, 6/20/2026 (a)	1,000,000	1,008,737
		13,057,280
Interactive Media & Services — 0.0% ^
Snap, Inc. 6.88%, 3/1/2033 (a)	90,000	90,935
IT Services — 0.2%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	120,000	120,273
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	59,000	57,381
Identity Digital Ltd. (Ireland) 6.79%, 3/20/2065 ‡	1,000,000	1,017,500
		1,195,154
Leisure Products — 0.0% ^
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (a)	80,000	83,470
SEE NOTES TO FINANCIAL STATEMENTS.

200	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Machinery — 0.1%
Chart Industries, Inc.
7.50%, 1/1/2030 (a)	107,000	112,146
9.50%, 1/1/2031 (a)	50,000	53,548
Hillenbrand, Inc. 6.25%, 2/15/2029	100,000	102,154
Terex Corp. 5.00%, 5/15/2029 (a)	166,000	163,282
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	100,000	103,409
		534,539
Marine Transportation — 0.0% ^
MV24 Capital BV (Brazil) 6.75%, 6/1/2034 (a)	146,464	143,549
Media — 0.5%
Charter Communications Operating LLC 6.15%, 11/10/2026	700,000	710,495
Clear Channel Outdoor Holdings, Inc. 7.75%, 4/15/2028 (a)	26,000	25,287
CSC Holdings LLC
11.25%, 5/15/2028 (a)	200,000	199,883
6.50%, 2/1/2029 (a)	200,000	157,628
Directv Financing LLC 5.88%, 8/15/2027 (a)	104,000	103,480
DISH DBS Corp.
7.75%, 7/1/2026	76,000	73,910
5.25%, 12/1/2026 (a)	98,000	95,064
DISH Network Corp. 11.75%, 11/15/2027 (a)	314,000	331,982
Gray Media, Inc.
10.50%, 7/15/2029 (a)	100,000	108,845
5.38%, 11/15/2031 (a)	90,000	66,355
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	115,000	98,530
7.75%, 8/15/2030 (a)	173,550	137,704
News Corp. 3.88%, 5/15/2029 (a)	46,000	44,420
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	227,000	226,754
4.75%, 11/1/2028 (a) (b)	125,000	122,702
Outfront Media Capital LLC
4.25%, 1/15/2029 (a)	110,000	105,720
7.38%, 2/15/2031 (a)	45,000	47,485
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	36,000	31,887
Sinclair Television Group, Inc.
5.13%, 2/15/2027 (a)	140,000	133,311
4.38%, 12/31/2032 (a)	59,000	41,851
Sirius XM Radio LLC
4.00%, 7/15/2028 (a)	265,000	255,747
5.50%, 7/1/2029 (a)	225,000	224,679
4.13%, 7/1/2030 (a)	55,000	51,139
Stagwell Global LLC 5.63%, 8/15/2029 (a)	172,000	165,896
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Media — continued
TEGNA, Inc.
4.63%, 3/15/2028	71,000	70,412
5.00%, 9/15/2029	67,000	67,069
Univision Communications, Inc.
8.00%, 8/15/2028 (a)	165,000	171,258
7.38%, 6/30/2030 (a)	55,000	55,300
		3,924,793
Metals & Mining — 0.1%
Big River Steel LLC 6.63%, 1/31/2029 (a)	41,000	41,066
Carpenter Technology Corp. 6.38%, 7/15/2028	67,000	67,199
Cleveland-Cliffs, Inc.
5.88%, 6/1/2027	8,000	7,990
4.63%, 3/1/2029 (a) (b)	118,000	111,786
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a)	111,000	110,921
CSN Inova Ventures (Brazil) 6.75%, 1/28/2028 (d)	400,000	384,600
Novelis Corp. 4.75%, 1/30/2030 (a)	92,000	88,473
		812,035
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Arbor Realty SR, Inc. Series QIB, 9.00%, 10/15/2027 (a)	750,000	748,288
Starwood Property Trust, Inc. 7.25%, 4/1/2029 (a)	180,000	188,632
		936,920
Multi-Utilities — 0.2%
DTE Energy Co. 5.10%, 3/1/2029	1,455,000	1,491,886
Oil, Gas & Consumable Fuels — 1.5%
Antero Midstream Partners LP
5.75%, 1/15/2028 (a)	115,000	115,317
5.38%, 6/15/2029 (a)	121,000	120,278
Antero Resources Corp. 5.38%, 3/1/2030 (a)	59,000	59,431
Baytex Energy Corp. (Canada) 8.50%, 4/30/2030 (a)	165,000	168,418
Blue Racer Midstream LLC 7.00%, 7/15/2029 (a)	105,000	109,238
Buckeye Partners LP
4.13%, 12/1/2027	150,000	147,553
6.88%, 7/1/2029 (a)	75,000	77,726
California Resources Corp. 7.13%, 2/1/2026 (a)	21,000	20,931
Chord Energy Corp. 6.75%, 3/15/2033 (a)	50,000	51,281
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	201

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	63,000	65,427
8.75%, 7/1/2031 (a)	125,000	128,590
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	172,000	169,565
Crescent Energy Finance LLC 9.25%, 2/15/2028 (a)	155,000	161,290
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	170,000	165,219
Ecopetrol SA (Colombia)
8.63%, 1/19/2029	50,000	54,170
6.88%, 4/29/2030	100,000	101,625
Energy Transfer LP 5.63%, 5/1/2027 (a)	565,000	565,044
Expand Energy Corp.
6.75%, 4/15/2029 (a)	167,000	168,818
5.38%, 3/15/2030	45,000	45,454
FS Luxembourg SARL (Brazil) 8.88%, 2/12/2031 (a)	200,000	209,702
Genesis Energy LP 7.75%, 2/1/2028	80,000	80,879
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)	475,000	473,491
Greenko Dutch BV (India) 3.85%, 3/29/2026 (a)	176,000	173,976
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	90,000	92,076
Hess Midstream Operations LP 5.88%, 3/1/2028 (a)	155,000	157,598
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	162,000	159,906
Kinder Morgan, Inc. 5.15%, 6/1/2030	420,000	431,902
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	140,000	141,199
Matador Resources Co. 6.50%, 4/15/2032 (a)	95,000	96,385
MEG Energy Corp. (Canada) 5.88%, 2/1/2029 (a)	175,000	176,095
MPLX LP 4.80%, 2/15/2031	2,425,000	2,426,824
NGL Energy Operating LLC 8.13%, 2/15/2029 (a)	100,000	102,006
NuStar Logistics LP
5.63%, 4/28/2027	65,000	65,347
6.38%, 10/1/2030	110,000	113,893
Permian Resources Operating LLC 7.00%, 1/15/2032 (a)	245,000	254,018
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (d)	333,360	316,942
Petroleos Mexicanos (Mexico)
5.35%, 2/12/2028	300,000	293,952
6.84%, 1/23/2030	415,000	412,510
6.70%, 2/16/2032	550,000	527,423
10.00%, 2/7/2033	850,000	949,144
Range Resources Corp.
8.25%, 1/15/2029	64,000	65,680
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
4.75%, 2/15/2030 (a)	29,000	28,289
Rockies Express Pipeline LLC 4.95%, 7/15/2029 (a)	100,000	98,393
SM Energy Co.
6.63%, 1/15/2027	84,000	84,062
6.50%, 7/15/2028	100,000	100,949
Sunoco LP
5.88%, 3/15/2028	174,000	174,610
7.25%, 5/1/2032 (a)	90,000	95,209
Tallgrass Energy Partners LP
6.00%, 3/1/2027 (a)	54,000	53,932
6.00%, 12/31/2030 (a)	217,000	213,788
Uzbekneftegaz JSC (Uzbekistan) 4.75%, 11/16/2028 (d)	200,000	188,622
Venture Global Calcasieu Pass LLC 3.88%, 8/15/2029 (a)	200,000	191,738
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	130,000	134,706
9.50%, 2/1/2029 (a)	85,000	93,450
Venture Global Plaquemines LNG LLC 6.50%, 1/15/2034 (a)	135,000	140,936
Vital Energy, Inc. 9.75%, 10/15/2030	100,000	104,078
		11,919,085
Passenger Airlines — 0.1%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	49,000	49,037
5.75%, 4/20/2029 (a)	531,750	534,685
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	130,000	129,180
United Airlines, Inc.
4.38%, 4/15/2026 (a)	47,000	46,846
4.63%, 4/15/2029 (a)	110,000	108,251
VistaJet Malta Finance plc (Switzerland) 9.50%, 6/1/2028 (a) (b)	150,000	155,996
		1,023,995
Personal Care Products — 0.0% ^
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	153,000	152,250
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	64,000	63,589
		215,839
Pharmaceuticals — 0.0% ^
Bausch Health Cos., Inc. 4.88%, 6/1/2028 (a)	202,000	182,305
Real Estate Management & Development — 0.0% ^
Anywhere Real Estate Group LLC 5.75%, 1/15/2029 (a)	159,000	147,317
SEE NOTES TO FINANCIAL STATEMENTS.

202	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Residential REITs — 0.1%
American Homes 4 Rent LP 4.95%, 6/15/2030	1,140,000	1,162,469
Semiconductors & Semiconductor Equipment — 0.7%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	81,000	80,924
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	200,000	216,585
Broadcom, Inc. 4.60%, 7/15/2030	1,615,000	1,630,538
Entegris, Inc. 5.95%, 6/15/2030 (a)	280,000	283,599
Marvell Technology, Inc.
5.75%, 2/15/2029	670,000	698,992
4.75%, 7/15/2030	310,000	312,826
NXP BV (Netherlands) 4.30%, 8/19/2028	1,860,000	1,863,925
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	125,000	121,465
Synaptics, Inc. 4.00%, 6/15/2029 (a)	110,000	104,993
		5,313,847
Software — 0.1%
Elastic NV 4.13%, 7/15/2029 (a)	100,000	96,096
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	157,000	154,776
5.13%, 4/15/2029 (a)	14,000	13,824
RingCentral, Inc. 8.50%, 8/15/2030 (a)	125,000	133,393
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	175,000	175,056
6.50%, 6/1/2032 (a)	115,000	119,335
		692,480
Specialized REITs — 0.0% ^
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	107,000	106,317
4.88%, 9/15/2029 (a)	90,000	88,465
		194,782
Specialty Retail — 0.1%
Asbury Automotive Group, Inc. 4.50%, 3/1/2028	69,000	68,186
Bath & Body Works, Inc.
5.25%, 2/1/2028	46,000	46,228
7.50%, 6/15/2029	76,000	78,049
6.63%, 10/1/2030 (a)	120,000	123,191
6.75%, 7/1/2036	23,000	23,399
Escrow Rite Aid 0.00%, 12/31/2049 ‡	6,532	—
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	100,000	93,786
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	74,000	71,803
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	36,000	35,671
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Specialty Retail — continued
4.38%, 1/15/2031 (a)	36,000	34,216
Penske Automotive Group, Inc. 3.75%, 6/15/2029	64,000	61,023
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	194,000	188,590
Staples, Inc.
10.75%, 9/1/2029 (a)	70,000	67,025
12.75%, 1/15/2030 (a)	74,684	53,160
		944,327
Technology Hardware, Storage & Peripherals — 0.0% ^
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	75,000	79,349
Seagate Data Storage Technology Pte. Ltd.
8.25%, 12/15/2029 (a)	23,000	24,430
8.50%, 7/15/2031 (a)	6,000	6,367
9.63%, 12/1/2032 (a)	54,000	61,308
		171,454
Trading Companies & Distributors — 0.1%
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	139,000	138,849
Imola Merger Corp. 4.75%, 5/15/2029 (a)	206,000	200,830
United Rentals North America, Inc.
3.75%, 1/15/2032	350,000	322,567
6.13%, 3/15/2034 (a)	125,000	129,473
WESCO Distribution, Inc.
6.38%, 3/15/2029 (a)	235,000	241,951
6.63%, 3/15/2032 (a)	120,000	124,425
		1,158,095
Wireless Telecommunication Services — 0.3%
Connect Finco SARL (United Kingdom) 9.00%, 9/15/2029 (a)	200,000	208,366
Digicel International Finance Ltd. (Jamaica) 8.63%, 8/1/2032 (a)	200,000	204,433
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	92,000	85,137
T-Mobile USA, Inc.
3.38%, 4/15/2029	600,000	580,979
3.88%, 4/15/2030	1,635,000	1,601,469
		2,680,384
Total Corporate Bonds (Cost $234,441,632)		238,191,723
Asset-Backed Securities — 22.2%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (a)	82,591	77,364
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (a)	263,000	255,737
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	203

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
American Credit Acceptance Receivables Trust
Series 2022-1, Class D, 2.46%, 3/13/2028 (a)	44,536	44,498
Series 2022-3, Class D, 5.83%, 10/13/2028 (a)	219,665	220,410
Series 2023-1, Class D, 6.35%, 4/12/2029 (a)	375,000	380,346
Series 2023-2, Class E, 9.79%, 2/12/2030 (a)	1,000,000	1,048,406
Series 2025-2, Class D, 5.50%, 7/14/2031 (a)	965,000	983,510
Series 2024-4, Class D, 5.34%, 8/12/2031 (a)	668,000	676,299
Series 2024-2, Class E, 7.87%, 11/12/2031 (a)	1,000,000	1,039,318
AMSR Trust
Series 2021-SFR3, Class E1, 2.33%, 10/17/2038 (a)	300,000	289,263
Series 2021-SFR4, Class E1, 2.97%, 12/17/2038 (a)	400,000	387,591
Series 2022-SFR3, Class F, 4.00%, 10/17/2039 (a)	800,000	760,027
Series 2023-SFR2, Class B, 3.95%, 6/17/2040 (a)	1,500,000	1,464,996
Aqua Finance Trust Series 2021-A, Class B, 2.40%, 7/17/2046 (a)	313,000	291,630
Atlas Senior Loan Fund (Cayman Islands) Series 2019-13A, Class A1NR, 5.67%, 4/22/2031 (a) (f)	32,273	32,277
Avis Budget Rental Car Funding AESOP LLC
Series 2022-5A, Class C, 6.24%, 4/20/2027 (a)	500,000	501,994
Series 2023-6A, Class C, 7.03%, 12/20/2029 (a)	400,000	420,592
Series 2024-3A, Class B, 5.58%, 12/20/2030 (a)	500,000	513,729
Bain Capital Credit CLO (Cayman Islands) Series 2019-2A, Class BR3, 5.77%, 10/17/2032 (a) (f)	1,750,000	1,750,672
Bayview Opportunity Master Fund Trust Series 2024-SN1, Class D, 6.36%, 7/16/2029 (a)	1,000,000	1,027,816
BlueMountain CLO Ltd. (Cayman Islands) Series 2021-32A, Class BR, 5.87%, 10/15/2034 (a) (f)	1,500,000	1,499,166
BOF Funding Trust Series 2023-CAR3, Class C, 4.50%, 7/26/2032 (a)	169,712	168,873
Bridge Trust Series 2025-SFR1, Class C, 4.20%, 9/17/2042 (a)	865,000	818,088
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class B, 5.37%, 10/16/2028	1,870,000	1,882,579
Series 2024-1, Class C, 5.65%, 4/16/2029	1,500,000	1,513,597
Series 2024-3, Class C, 5.70%, 7/16/2029	1,009,000	1,021,853
Series 2024-4, Class C, 4.83%, 8/15/2030	1,610,000	1,614,394
Series 2025-1, Class D, 5.64%, 11/15/2030	1,312,000	1,336,772
Series 2024-2, Class E, 8.21%, 1/15/2031 (a)	800,000	844,926
Series 2025-2, Class D, 5.62%, 3/17/2031	1,000,000	1,020,361
BSPRT Issuer Ltd. Series 2021-FL7, Class B, 6.53%, 12/15/2038 (a) (f)	475,000	474,810
Business Jet Securities LLC
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (a)	315,672	311,848
Series 2024-1A, Class B, 6.92%, 5/15/2039 ‡ (a)	790,645	814,036
BXG Receivables Note Trust Series 2022-A, Class B, 4.61%, 9/28/2037 (a)	1,086,670	1,079,095
Carlyle US CLO Ltd. (Cayman Islands) Series 2021-9A, Class BR, 5.92%, 10/20/2034 (a) (f)	2,000,000	2,000,000
CarVal CLO Ltd. (Cayman Islands) Series 2019-1A, Class BR2, 5.88%, 4/20/2032 (a) (f)	1,139,000	1,139,981
Carvana Auto Receivables Trust
Series 2024-P2, Class A3, 5.33%, 7/10/2029	900,000	908,811
Series 2023-N3, Class C, 6.55%, 12/10/2029 (a)	1,600,000	1,627,275
Series 2023-N4, Class B, 6.46%, 2/11/2030 (a)	1,435,000	1,455,670
Series 2024-N1, Class C, 5.80%, 5/10/2030 (a)	1,250,000	1,274,290
Series 2024-P1, Class C, 5.57%, 7/10/2030 (a)	444,000	457,750
CFMT LLC Series 2024-HB13, Class M1, 3.00%, 5/25/2034 ‡ (a) (f)	674,000	647,082
Cherry Securitization Trust Series 2024-1A, Class A, 5.70%, 4/15/2032 (a)	808,000	815,108
CIFC Funding Ltd. (Cayman Islands) Series 2016-1A, Class BR3, 5.78%, 10/21/2031 (a) (f)	1,565,000	1,560,745
Columbia Cent CLO Ltd. (Cayman Islands) Series 2021-31A, Class BR, 5.93%, 4/20/2034 (a) (f)	1,750,000	1,750,450
CPS Auto Receivables Trust
Series 2021-D, Class D, 2.31%, 12/15/2027 (a)	52,963	52,756
SEE NOTES TO FINANCIAL STATEMENTS.

204	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2022-A, Class D, 2.84%, 4/16/2029 (a)	715,227	709,778
Series 2023-A, Class D, 6.44%, 4/16/2029 (a)	750,000	763,797
Series 2023-C, Class C, 6.27%, 10/15/2029 (a)	881,000	888,357
Series 2022-C, Class D, 6.45%, 4/15/2030 (a)	240,000	243,512
Series 2024-C, Class C, 5.76%, 10/15/2030 (a)	896,000	908,069
Credit Acceptance Auto Loan Trust
Series 2022-1A, Class C, 5.70%, 10/15/2032 (a)	467,000	467,702
Series 2023-5A, Class C, 7.30%, 4/17/2034 (a)	350,000	363,115
Series 2024-1A, Class C, 6.71%, 7/17/2034 (a)	600,000	618,248
Series 2024-2A, Class B, 6.11%, 8/15/2034 (a)	500,000	515,460
Series 2024-2A, Class C, 6.70%, 10/16/2034 (a)	500,000	520,029
Series 2025-1A, Class C, 5.71%, 7/16/2035 (a)	1,357,000	1,391,132
Dext ABS LLC Series 2025-1, Class B, 4.98%, 8/15/2035 (a)	1,680,000	1,701,317
Dryden CLO Ltd. (Cayman Islands) Series 2020-86A, Class BR2, 5.92%, 7/17/2034 (a) (f)	2,000,000	2,000,608
Dryden Senior Loan Fund (Cayman Islands) Series 2016-43A, Class B1R3, 5.83%, 4/20/2034 (a) (f)	2,000,000	2,001,370
DT Auto Owner Trust
Series 2021-3A, Class D, 1.31%, 5/17/2027 (a)	366,588	362,893
Series 2023-3A, Class B, 6.07%, 3/15/2028 (a)	407,579	408,977
Series 2023-1A, Class C, 5.55%, 10/16/2028 (a)	237,228	237,946
Series 2023-1A, Class D, 6.44%, 11/15/2028 (a)	307,000	312,404
Series 2023-3A, Class C, 6.40%, 5/15/2029 (a)	1,606,000	1,629,905
Series 2023-2A, Class E, 11.06%, 4/15/2030 (a)	500,000	535,346
Series 2023-3A, Class E, 10.21%, 5/15/2030 (a)	500,000	533,317
Elara HGV Timeshare Issuer LLC
Series 2023-A, Class A, 6.16%, 2/25/2038 (a)	292,035	301,574
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2023-A, Class C, 7.30%, 2/25/2038 (a)	484,928	501,044
Exeter Automobile Receivables Trust
Series 2021-2A, Class D, 1.40%, 4/15/2027	81,762	80,822
Series 2022-5A, Class C, 6.51%, 12/15/2027	97,528	97,708
Series 2021-4A, Class D, 1.96%, 1/17/2028	231,755	229,739
Series 2022-5A, Class D, 7.40%, 2/15/2029	500,000	508,967
Series 2022-6A, Class D, 8.03%, 4/6/2029	500,000	515,941
Series 2023-4A, Class D, 6.95%, 12/17/2029	800,000	826,660
Series 2023-5A, Class D, 7.13%, 2/15/2030	700,000	729,453
Series 2025-4A, Class C, 4.57%, 6/16/2031	325,000	326,266
Series 2025-3A, Class D, 5.57%, 10/15/2031	1,500,000	1,530,079
Series 2025-4A, Class D, 5.23%, 1/15/2032	1,615,000	1,625,618
FHF Trust Series 2023-1A, Class A2, 6.57%, 6/15/2028 (a)	70,524	71,117
FirstKey Homes Trust
Series 2021-SFR1, Class F2, 3.45%, 8/17/2038 (a)	500,000	489,901
Series 2021-SFR3, Class E1, 2.99%, 12/17/2038 (a)	500,000	482,757
Series 2022-SFR1, Class F1, PO, 5/19/2039 ‡ (a)	700,000	622,413
Series 2022-SFR1, Class F2, PO, 5/19/2039 ‡ (a)	350,000	308,144
Series 2022-SFR2, Class D, 4.50%, 7/17/2039 (a)	615,000	604,839
Series 2022-SFR2, Class F1, 4.50%, 7/17/2039 (a)	800,000	773,462
Series 2022-SFR2, Class F2, 4.50%, 7/17/2039 (a)	400,000	385,038
Flagship Credit Auto Trust
Series 2021-1, Class D, 1.27%, 3/15/2027 (a)	152,284	150,617
Series 2021-3, Class C, 1.46%, 9/15/2027 (a)	673,387	669,360
Series 2022-1, Class D, 3.64%, 3/15/2028 (a)	536,000	522,544
Series 2022-2, Class C, 5.30%, 4/17/2028 (a)	750,000	750,756
Series 2022-3, Class C, 4.99%, 7/17/2028 (a)	858,000	856,262
Series 2022-3, Class D, 6.00%, 7/17/2028 (a)	600,000	581,034
Series 2023-3, Class C, 6.01%, 7/16/2029 (a)	900,000	916,696
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	205

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Foundation Finance Trust Series 2021-1A, Class A, 1.27%, 5/15/2041 (a)	43,682	41,397
FRTKL
Series 2021-SFR1, Class B, 1.72%, 9/17/2038 (a)	650,000	628,851
Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (a)	238,000	230,357
GLS Auto Receivables Issuer Trust
Series 2021-3A, Class D, 1.48%, 7/15/2027 (a)	93,462	92,511
Series 2020-4A, Class E, 3.51%, 10/15/2027 (a)	629,783	627,277
Series 2022-1A, Class D, 3.97%, 1/18/2028 (a)	596,248	594,293
Series 2023-3A, Class C, 6.01%, 5/15/2029 (a)	900,000	908,039
Series 2025-2A, Class D, 5.59%, 1/15/2031 (a)	1,000,000	1,018,501
GLS Auto Select Receivables Trust
Series 2023-1A, Class A3, 5.96%, 10/16/2028 (a)	752,136	758,765
Series 2023-1A, Class B, 6.09%, 3/15/2029 (a)	722,000	738,714
Series 2024-3A, Class C, 5.92%, 8/15/2030 (a)	1,250,000	1,288,339
Series 2025-1A, Class B, 5.04%, 2/15/2031 (a)	1,500,000	1,527,013
Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2, Class A, 1.15%, 6/25/2051 (a)	323,343	315,160
GS Mortgage-Backed Securities Trust Series 2025-SL1, Class A1, 5.85%, 11/25/2067 (a) (f)	1,786,067	1,804,541
Hertz Vehicle Financing LLC Series 2025-3A, Class C, 6.13%, 12/26/2029 (a)	1,000,000	1,010,921
Hilton Grand Vacations Trust
Series 2023-1A, Class A, 5.72%, 1/25/2038 (a)	454,719	464,854
Series 2024-2A, Class C, 5.99%, 3/25/2038 (a)	630,835	640,037
Series 2024-3A, Class C, 5.71%, 8/27/2040 (a)	1,078,053	1,092,393
Series 2025-2A, Class B, 4.73%, 5/25/2044 (a)	445,000	446,268
Series 2025-2A, Class C, 5.12%, 5/25/2044 (a)	145,000	145,440
Home Partners of America Trust
Series 2021-3, Class D, 3.00%, 1/17/2041 (a)	899,286	839,185
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2021-3, Class E1, 3.20%, 1/17/2041 (a)	449,643	418,484
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B1, 5.44%, 10/20/2032 (a)	335,264	337,819
Series 2025-2, Class B1, 4.84%, 9/20/2033 (a)	2,500,000	2,506,085
Invitation Homes Trust Series 2024-SFR1, Class B, 4.00%, 9/17/2041 (a)	2,000,000	1,939,847
Jamestown CLO Ltd. (Cayman Islands) Series 2021-17A, Class B1R, 6.01%, 1/25/2035 (a) (f)	2,000,000	2,000,000
KKR Static CLO Ltd. (Cayman Islands) Series 2022-1A, Class BR2, 5.78%, 7/20/2031 (a) (f)	1,151,563	1,147,918
LCM LP (Cayman Islands) Series 14A, Class AR, 5.63%, 7/20/2031 (a) (f)	4,020	4,019
LCM Ltd. (Cayman Islands)
Series 26A, Class A1, 5.66%, 1/20/2031 (a) (f)	1,029	1,029
Series 36A, Class BR, 5.82%, 1/15/2034 (a) (f)	1,604,167	1,599,672
Series 34A, Class BR, 6.03%, 10/20/2034 (a) (f)	2,000,000	2,000,000
LendingPoint Pass-Through Trust Series 2022-ST1, Class A, 2.50%, 3/15/2028 (a)	4,493	4,458
Lendmark Funding Trust
Series 2021-1A, Class A, 1.90%, 11/20/2031 (a)	950,000	916,048
Series 2025-2A, Class B, 4.98%, 10/20/2034 (a)	3,000,000	3,028,378
Madison Park Funding Ltd. (Cayman Islands) Series 2021-49A, Class B1R, 5.78%, 10/19/2034 (a) (f)	1,000,000	997,380
Mariner Finance issuance Trust
Series 2024-BA, Class B, 5.33%, 11/20/2038 (a)	250,000	255,778
Series 2024-BA, Class C, 5.73%, 11/20/2038 (a)	244,000	250,943
Mariner Finance Issuance Trust
Series 2023-AA, Class A, 6.70%, 10/22/2035 (a)	750,000	755,479
Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	192,000	186,973
Merchants Fleet Funding LLC
Series 2023-1A, Class A, 7.21%, 5/20/2036 (a)	151,410	152,445
Series 2024-1A, Class B, 5.95%, 4/20/2037 (a)	1,000,000	1,011,945
SEE NOTES TO FINANCIAL STATEMENTS.

206	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Mercury Financial Credit Card Master Trust Series 2024-2A, Class A, 6.56%, 7/20/2029 (a)	1,281,000	1,291,523
MVW LLC
Series 2021-2A, Class C, 2.23%, 5/20/2039 (a)	450,177	430,232
Series 2022-1A, Class C, 5.23%, 11/21/2039 (a)	432,604	431,159
Series 2023-2A, Class C, 7.06%, 11/20/2040 (a)	319,009	327,750
Series 2021-1WA, Class A, 1.14%, 1/22/2041 (a)	44,137	42,382
Series 2021-1WA, Class B, 1.44%, 1/22/2041 (a)	18,943	18,177
Series 2024-1A, Class B, 5.51%, 2/20/2043 (a)	880,762	896,744
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2021-41A, Class BR, 5.80%, 4/15/2034 (a) (f)	1,140,000	1,140,000
Series 2022-49A, Class BR, 5.87%, 7/25/2035 (a) (f)	434,000	434,049
Series 2021-42A, Class BR, 5.72%, 7/16/2036 (a) (f)	1,750,000	1,747,700
New Residential Mortgage Loan Trust
Series 2022-SFR1, Class B, 2.85%, 2/17/2039 (a)	650,000	630,481
Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (a)	520,000	503,014
NRM FNT1 Excess LLC Series 2024-FNT1, Class A, 7.40%, 11/25/2031 (a) (g)	1,030,990	1,049,689
OCP Aegis CLO Ltd. (Jersey) Series 2024-39A, Class A1, 5.54%, 1/16/2037 (a) (f)	1,500,000	1,501,205
Octane Receivables Trust Series 2023-1A, Class D, 7.76%, 3/20/2030 (a)	500,000	522,202
OnDeck Asset Securitization Trust LLC Series 2024-2A, Class A, 4.98%, 10/17/2031 (a)	1,500,000	1,503,634
Oportun Funding Trust Series 2024-3, Class B, 5.48%, 8/15/2029 (a)	2,092,000	2,096,737
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (a)	903,933	884,249
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	180,787	177,056
Series 2022-A, Class B, 5.25%, 6/9/2031 (a)	600,000	600,678
Series 2025-A, Class B, 5.30%, 2/8/2033 (a)	800,000	800,780
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2025-A, Class C, 5.89%, 2/8/2033 (a)	500,000	500,623
Series 2025-C, Class B, 4.93%, 7/8/2033 (a)	1,250,000	1,253,931
Series 2025-C, Class C, 5.18%, 7/8/2033 (a)	750,000	752,142
Pagaya AI Debt Selection Trust Series 2021-HG1, Class A, 1.22%, 1/16/2029 (a)	1,951	1,947
Palmer Square Loan Funding Ltd. (Cayman Islands) Series 2024-3A, Class A2, 5.88%, 8/8/2032 (a) (f)	998,994	1,000,010
PowerPay Issuance Trust Series 2024-1A, Class A, 6.53%, 2/18/2039 (a)	525,320	543,273
PRET LLC Series 2021-RN4, Class A1, 5.49%, 10/25/2051 (a) (f)	289,665	289,949
Progress Residential Series 2021-SFR3, Class E1, 2.54%, 5/17/2026 (a)	200,000	197,715
Progress Residential Trust
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	350,000	340,754
Series 2022-SFR3, Class D, 4.45%, 4/17/2039 (a)	562,000	552,249
Series 2024-SFR1, Class D, 3.75%, 2/17/2041 (a)	1,125,000	1,076,659
Series 2024-SFR2, Class B, 3.40%, 4/17/2041 (a) (f)	1,697,000	1,624,176
Series 2025-SFR1, Class D, 3.65%, 2/17/2042 (a)	1,500,000	1,399,171
Series 2025-SFR2, Class D, 3.56%, 4/17/2042 (a)	1,998,873	1,851,749
Purchasing Power Funding LLC Series 2024-A, Class B, 6.43%, 8/15/2028 (a)	1,250,000	1,260,693
Purewest ABS Issuer LLC Series 2025-1, Class A2, 6.53%, 4/5/2040 ‡ (a)	995,366	1,012,387
Regional Management Issuance Trust Series 2024-1, Class A, 5.83%, 7/15/2036 (a)	1,500,000	1,534,409
Republic Finance Issuance Trust
Series 2021-A, Class A, 2.30%, 12/22/2031 (a)	76,802	76,529
Series 2024-A, Class A, 5.91%, 8/20/2032 (a)	1,304,000	1,319,436
Series 2024-B, Class A, 5.42%, 11/20/2037 (a)	1,513,000	1,542,813
RR Ltd. (Cayman Islands) Series 2020-12A, Class ABR3, 5.87%, 1/15/2036 (a) (f)	1,000,000	1,000,626
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class C, 5.82%, 6/15/2032 (a)	777,315	785,407
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	207

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2024-B, Class C, 5.14%, 1/18/2033 (a)	1,500,000	1,504,949
Santander Drive Auto Receivables Trust
Series 2021-3, Class D, 1.33%, 9/15/2027	40,780	40,711
Series 2022-4, Class C, 5.00%, 11/15/2029	1,250,000	1,256,581
Series 2022-6, Class D, 5.69%, 2/18/2031	500,000	504,837
Series 2023-6, Class C, 6.40%, 3/17/2031	928,000	960,979
Series 2025-2, Class D, 5.47%, 5/15/2031	1,500,000	1,533,463
Series 2024-4, Class D, 5.32%, 12/15/2031	675,000	686,022
Series 2023-4, Class C, 6.04%, 12/15/2031	2,000,000	2,058,962
Series 2024-5, Class D, 5.14%, 2/17/2032	2,016,000	2,041,617
SBNA Auto Receivables Trust Series 2024-A, Class D, 6.04%, 4/15/2030 (a)	1,250,000	1,291,257
SCF Equipment Leasing LLC
Series 2024-1A, Class B, 5.56%, 4/20/2032 (a)	1,083,000	1,121,324
Series 2024-1A, Class C, 5.82%, 9/20/2032 (a)	443,000	459,507
Sierra Timeshare Receivables Funding LLC
Series 2023-2A, Class A, 5.80%, 4/20/2040 (a)	426,113	436,138
Series 2024-2A, Class C, 5.83%, 6/20/2041 (a)	1,038,857	1,052,028
Series 2025-1A, Class A, 4.81%, 1/21/2042 (a)	838,019	847,908
Series 2024-1A, Class B, 5.35%, 1/20/2043 (a)	469,605	473,851
Stream Innovations Issuer Trust Series 2024-2A, Class A, 5.21%, 2/15/2045 (a)	1,348,605	1,367,609
Symphony CLO Ltd. (Cayman Islands)
Series 2015-16A, Class B1RR, 6.02%, 10/15/2031 (a) (f)	680,000	680,460
Series 2018-20A, Class BR2, 5.87%, 1/16/2032 (a) (f)	1,430,000	1,431,087
THL Credit Wind River CLO Ltd. (Cayman Islands) Series 2019-3A, Class BR2, 5.87%, 4/15/2031 (a) (f)	1,333,334	1,335,347
Tricon Residential Trust
Series 2021-SFR1, Class E1, 2.79%, 7/17/2038 (a)	240,000	235,334
Series 2023-SFR1, Class B, 5.10%, 7/17/2040 (a)	800,000	804,364
Series 2024-SFR4, Class D, 5.35%, 11/17/2041 (a)	1,311,000	1,309,355
Upstart Pass-Through Trust
Series 2021-ST4, Class A, 2.00%, 7/20/2027 (a)	3,994	3,979
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2021-ST5, Class A, 2.00%, 7/20/2027 (a)	4,678	4,660
UPX HIL Issuer Trust Series 2025-1, Class A, 5.16%, 1/25/2047 ‡ (a)	1,045,000	1,047,748
US Auto Funding Trust Series 2022-1A, Class B, 5.13%, 12/15/2025 ‡ (a)	574,000	242,097
Venture CLO Ltd. (Cayman Islands) Series 2018-32A, Class A2A, 5.66%, 7/18/2031 (a) (f)	50,829	50,843
Verdant Receivables LLC Series 2025-1A, Class A3, 4.96%, 5/12/2033 (a)	1,265,000	1,286,648
Veros Auto Receivables Trust
Series 2023-1, Class C, 8.32%, 11/15/2028 (a)	1,250,000	1,287,073
Series 2025-1, Class B, 5.54%, 7/16/2029 (a)	1,250,000	1,265,722
VOLT CIII LLC Series 2021-CF1, Class A1, 5.99%, 8/25/2051 (a) (g)	125,782	125,843
VOLT CV LLC Series 2021-CF2, Class A1, 5.49%, 11/27/2051 (a) (g)	260,327	260,111
VOLT XCVII LLC Series 2021-NPL6, Class A1, 6.24%, 4/25/2051 (a) (g)	10,752	10,749
Voya CLO Ltd. (Cayman Islands) Series 2018-1A, Class A2, 5.89%, 4/19/2031 (a) (f)	1,500,000	1,501,834
Westgate Resorts LLC Series 2024-1A, Class C, 7.06%, 1/20/2038 (a)	734,800	745,836
Westlake Automobile Receivables Trust Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	500,000	514,017
Wingspire Equipment Finance LLC Series 2024-1A, Class A2, 4.99%, 9/20/2032 (a)	1,110,229	1,112,888
Total Asset-Backed Securities (Cost $175,545,973)		177,396,267
U.S. Treasury Obligations — 17.4%
U.S. Treasury Notes
4.13%, 1/31/2027	585,000	587,902
3.75%, 6/30/2027	997,700	999,415
3.88%, 7/31/2027	515,000	517,132
3.38%, 9/15/2027	1,180,000	1,174,469
4.13%, 11/15/2027	915,000	924,722
4.00%, 12/15/2027	12,975,000	13,088,531
4.25%, 1/15/2028	555,000	563,043
4.25%, 2/15/2028	19,355,000	19,647,593
4.00%, 2/29/2028	172,700	174,360
3.63%, 3/31/2028	340,000	340,292
3.75%, 5/15/2028	20,210,000	20,292,103
3.88%, 6/15/2028	2,385,000	2,403,447
3.88%, 7/15/2028	44,390,000	44,733,329
SEE NOTES TO FINANCIAL STATEMENTS.

208	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
3.63%, 8/15/2028	33,135,000	33,179,007
4.25%, 2/28/2029	610,000	622,748
Total U.S. Treasury Obligations (Cost $138,399,991)		139,248,093
Collateralized Mortgage Obligations — 12.8%
ABL Series 2025-RTL1, Class A1, 6.04%, 6/25/2030 (a) (g)	945,000	951,305
Anchor Mortgage Trust Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 (a) (g)	1,000,000	1,005,353
Connecticut Avenue Securities Trust
Series 2022-R01, Class 1M2, 6.25%, 12/25/2041 (a) (f)	521,000	526,038
Series 2022-R02, Class 2M2, 7.35%, 1/25/2042 (a) (f)	225,000	230,308
FHLMC STACR REMIC Trust Series 2023-HQA3, Class M2, 7.70%, 11/25/2043 (a) (f)	725,000	765,087
FHLMC, REMIC
Series 2673, Class PE, 5.50%, 9/15/2033	59,939	62,092
Series 5394, Class AV, 5.50%, 1/25/2035	894,707	913,921
Series 5516, Class DV, 6.00%, 12/25/2035	2,899,382	3,006,414
Series 4754, Class VG, 4.00%, 12/15/2036	242,792	242,136
Series 3878, Class PL, 4.50%, 11/15/2040	240,094	240,621
Series 4376, Class A, 4.00%, 7/15/2041	308,863	307,549
Series 5182, Class D, 2.50%, 11/25/2043	10,941,352	10,254,740
Series 4583, Class UP, 3.00%, 7/15/2045	1,531,391	1,439,774
Series 4599, Class PA, 3.00%, 9/15/2045	3,350,800	3,207,514
Series 5386, Class KA, 5.00%, 1/25/2047	2,235,099	2,231,501
Series 4718, Class DA, 3.00%, 2/15/2047	192,868	180,817
Series 5194, Class H, 2.50%, 10/25/2047	5,317,294	4,835,613
Series 5021, Class MI, IO, 3.00%, 10/25/2050	350,241	60,496
Series 5531, Class DA, 5.00%, 3/25/2052	2,440,396	2,432,066
Series 5470, Class FG, 5.55%, 11/25/2054 (f)	1,213,770	1,214,752
Series 5472, Class FE, 5.70%, 11/25/2054 (f)	3,665,495	3,688,583
Series 5481, Class FA, 5.75%, 12/25/2054 (f)	2,595,899	2,615,897
Series 5481, Class FC, 5.85%, 12/25/2054 (f)	4,319,954	4,349,583
FNMA, REMIC
Series 2024-101, Class DV, 5.50%, 12/25/2035	744,332	775,498
Series 2025-4, Class PV, 5.50%, 1/25/2036	720,058	753,335
Series 2025-27, Class BV, 5.50%, 3/25/2036	1,554,544	1,608,481
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2025-35, Class DV, 5.25%, 4/25/2036	5,134,005	5,227,538
Series 2012-136, Class DL, 3.50%, 12/25/2042	171,640	166,391
Series 2024-27, Class CA, 5.50%, 12/25/2048	1,517,621	1,531,157
Series 2024-20, Class MA, 5.00%, 11/25/2049	2,304,258	2,314,386
Series 2025-62, Class CA, 5.50%, 1/25/2052	4,100,118	4,143,188
Series 2022-12, Class GE, 2.50%, 3/25/2052	2,568,550	2,372,552
Series 2022-42, Class EA, 3.75%, 6/25/2052	1,612,044	1,564,378
Series 2022-43, Class P, 4.00%, 7/25/2052	413,481	405,989
Series 2024-67, Class FA, 5.52%, 9/25/2054 (f)	740,106	741,660
Series 2024-96, Class FA, 5.75%, 12/25/2054 (f)	1,772,158	1,785,812
GNMA
Series 2024-110, Class LC, 3.50%, 4/20/2048	3,954,645	3,804,810
Series 2021-9, Class MI, IO, 2.50%, 1/20/2051	191,823	28,111
Series 2021-119, Class JG, 1.50%, 6/20/2051	6,415,130	5,520,319
Series 2025-4, Class LA, 3.00%, 7/20/2051	1,489,992	1,410,462
Series 2024-184, Class BG, 3.50%, 10/20/2051	4,480,561	4,315,422
Series 2025-1, Class GC, 3.50%, 10/20/2051	3,146,146	3,013,441
Series 2024-151, Class HB, 4.50%, 10/20/2052	5,504,122	5,449,250
Homeward Opportunities Fund Trust Series 2025-RRTL2, Class A1, 5.39%, 9/25/2040 ‡ (a) (g) (h)	1,060,000	1,061,514
Legacy Mortgage Asset Trust Series 2021-GS3, Class A1, 5.75%, 7/25/2061 (a) (g)	89,918	89,830
LHOME Mortgage Trust
Series 2024-RTL1, Class A1, 7.02%, 1/25/2029 (a) (g)	1,225,000	1,234,331
Series 2025-RTL1, Class A1, 5.65%, 1/25/2040 (a) (g)	1,000,000	1,007,191
Series 2025-RTL3, Class A1, 5.24%, 8/25/2040 (a) (g)	2,275,000	2,276,686
LOANDEPOT GMSR Master Trust Series 2025-GT2, Class A, 3.15%, 7/16/2030 (a) (f)	650,000	652,134
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	209

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
MFA Trust
Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (a) (g)	1,220,000	1,229,356
Series 2024-NPL1, Class A1, 6.33%, 9/25/2054 (g)	622,749	625,844
New Residential Mortgage Loan Trust Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (a) (g)	255,000	256,782
NRM FHT1 Excess Owner LLC Series 2025-FHT1, Class A, 6.55%, 3/25/2032 (a) (g)	914,446	920,153
Roc Mortgage Trust Series 2025-RTL1, Class A1, 5.63%, 2/25/2040 (a) (g)	185,000	185,546
Toorak Mortgage Trust Series 2025-RRTL1, Class A1, 5.52%, 2/25/2040 (a) (g)	800,000	800,767
Verus Securitization Trust Series 2021-2, Class M1, 2.19%, 2/25/2066 (a) (f)	144,000	116,330
Total Collateralized Mortgage Obligations (Cost $100,901,225)		102,150,804
Mortgage-Backed Securities — 10.8%
FHLMC Pool # 841368, ARM, 6.60%, 9/1/2047 (f)	863,711	889,083
FHLMC Gold Pools, 30 Year Pool # G08878, 4.50%, 5/1/2049	198,126	193,871
FHLMC UMBS, 15 Year
Pool # ZS6689, 2.50%, 4/1/2028	62,106	60,904
Pool # SB8184, 4.00%, 10/1/2037	529,370	519,779
Pool # SB8261, 5.50%, 10/1/2038	844,753	863,469
Pool # SB8308, 5.00%, 6/1/2039	601,505	607,752
FHLMC UMBS, 30 Year
Pool # ZT1703, 4.00%, 1/1/2049	670,918	638,373
Pool # SD8231, 4.50%, 7/1/2052	717,742	691,960
Pool # SD8343, 6.00%, 7/1/2053	6,925,497	7,099,204
Pool # SD4893, 6.00%, 2/1/2054	3,532,615	3,640,164
Pool # SD8402, 6.00%, 2/1/2054	7,557,225	7,723,257
Pool # SD7572, 6.50%, 5/1/2054	20,931,385	21,868,949
Pool # RJ1970, 6.00%, 7/1/2054	552,352	564,985
Pool # SD6318, 6.00%, 9/1/2054	1,494,107	1,535,230
Pool # SL0226, 6.00%, 2/1/2055	2,495,203	2,573,378
FNMA Pool # BM4562, ARM, 6.36%, 5/1/2047 (f)	731,151	754,331
FNMA UMBS, 15 Year
Pool # FM1156, 2.50%, 4/1/2033	471,319	455,149
Pool # MA4361, 2.50%, 6/1/2036	264,488	248,734
Pool # FM7767, 2.00%, 7/1/2036	2,907,788	2,688,597
Pool # FS1563, 2.50%, 7/1/2036	372,399	350,221
Pool # FS1329, 2.00%, 2/1/2037	686,805	635,017
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # MA4944, 4.50%, 3/1/2038	1,883,645	1,880,144
Pool # MA5093, 5.00%, 7/1/2038	3,228,890	3,264,256
FNMA UMBS, 20 Year
Pool # FM3933, 3.00%, 6/1/2037	1,163,372	1,107,118
Pool # FM3075, 3.50%, 11/1/2039	780,900	751,095
Pool # CA8310, 2.50%, 12/1/2040	206,809	187,236
Pool # MA4780, 4.50%, 10/1/2042	1,936,105	1,907,461
FNMA UMBS, 30 Year
Pool # FM2972, 4.00%, 12/1/2044	689,127	665,753
Pool # FS2237, 4.00%, 10/1/2046	1,611,839	1,562,920
Pool # BM1285, 4.50%, 5/1/2047	112,507	110,740
Pool # FS1847, 4.00%, 1/1/2049	206,047	196,142
Pool # FS0085, 4.00%, 11/1/2050	733,207	697,391
Pool # MA5039, 5.50%, 6/1/2053	8,364,925	8,434,865
Pool # MA5108, 6.00%, 8/1/2053	1,248,634	1,277,784
Pool # MA5191, 6.00%, 11/1/2053	4,069,704	4,174,691
Pool # MA5328, 6.00%, 4/1/2054	2,234,661	2,285,070
Pool # MA5445, 6.00%, 8/1/2054	545,504	557,393
GNMA II, 30 Year
Pool # MA8201, 4.50%, 8/20/2052	585,843	570,162
Pool # 787548, 5.50%, 9/20/2054	2,470,578	2,495,128
Total Mortgage-Backed Securities (Cost $86,360,666)		86,727,756
Commercial Mortgage-Backed Securities — 4.3%
Beast Mortgage Trust Series 2021-1818, Class B, 5.93%, 3/15/2036 (a) (f)	179,000	114,749
Benchmark Mortgage Trust Series 2024-V5, Class C, 7.20%, 1/10/2057 (f)	300,000	311,755
BMO Mortgage Trust Series 2024-5C3, Class C, 7.09%, 2/15/2057 (f)	300,000	308,230
BX Commercial Mortgage Trust
Series 2021-VOLT, Class D, 6.13%, 9/15/2036 (a) (f)	266,428	265,618
Series 2024-MF, Class B, 6.05%, 2/15/2039 (a) (f)	1,062,545	1,064,538
BX Trust
Series 2021-RISE, Class D, 6.23%, 11/15/2036 (a) (f)	304,318	304,129
Series 2022-LBA6, Class D, 6.36%, 1/15/2039 (a) (f)	525,000	524,508
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class C, 4.11%, 4/10/2048 (f)	400,000	362,452
Series 2015-GC31, Class C, 3.90%, 6/10/2048 (f)	250,000	49,552
SEE NOTES TO FINANCIAL STATEMENTS.

210	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Commercial Mortgage Trust
Series 2014-UBS5, Class C, 4.88%, 9/10/2047 (f)	2,200,000	2,023,978
Series 2014-CR20, Class C, 4.83%, 11/10/2047 (f)	49,192	47,450
Series 2015-CR26, Class B, 4.67%, 10/10/2048 (f)	200,000	196,125
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class E, 3.90%, 11/15/2048 (f)	325,000	308,657
Series 2015-C2, Class C, 4.26%, 6/15/2057 (f)	700,000	634,424
ELM Trust
Series 2024-ELM, Class B10, 6.20%, 6/10/2039 (a) (f)	1,016,000	1,024,955
Series 2024-ELM, Class C10, 6.40%, 6/10/2039 (a) (f)	1,290,000	1,300,240
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K068, Class X1, IO, 0.54%, 8/25/2027 (f)	3,384,831	23,215
Series K110, Class X1, IO, 1.76%, 4/25/2030 (f)	13,987,618	852,789
Series K121, Class X1, IO, 1.11%, 10/25/2030 (f)	9,718,079	402,635
Series K120, Class X1, IO, 1.12%, 10/25/2030 (f)	9,783,598	410,866
Series K124, Class X1, IO, 0.81%, 12/25/2030 (f)	19,822,534	624,235
Series K123, Class X1, IO, 0.86%, 12/25/2030 (f)	27,598,453	903,352
Series K128, Class X1, IO, 0.61%, 3/25/2031 (f)	29,581,156	676,687
Series K111, Class X3, IO, 3.29%, 4/25/2048 (f)	405,000	52,843
Series K110, Class X3, IO, 3.49%, 6/25/2048 (f)	380,000	50,850
Series K115, Class X3, IO, 3.06%, 9/25/2048 (f)	430,000	51,512
Series K125, Class X3, IO, 2.74%, 2/25/2049 (f)	460,000	54,921
FREMF Mortgage Trust
Series 2018-K82, Class X2A, IO, 0.10%, 9/25/2028 (a)	10,590,879	24,808
Series 2018-K82, Class D, PO, 10/25/2028 (a)	1,000,000	782,043
Series 2018-K82, Class X2B, IO, 0.10%, 10/25/2028 (a)	3,000,000	8,051
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2019-KC07, Class C, 3.75%, 10/25/2029 (a) (f)	600,000	500,241
Series 2020-KSG1, Class C, PO, 9/25/2030 (a)	431,153	287,085
Series 2020-KSG1, Class X2A, IO, 0.10%, 9/25/2030 (a)	5,373,954	20,243
Series 2020-KSG1, Class X2B, IO, 0.10%, 9/25/2030 (a)	431,153	1,753
Series 2016-K57, Class C, 4.06%, 8/25/2049 (a) (f)	185,000	182,636
Series 2016-K58, Class C, 3.87%, 9/25/2049 (a) (f)	110,000	108,391
Series 2017-K68, Class D, PO, 10/25/2049 (a)	1,000,000	844,416
Series 2018-K732, Class C, 3.84%, 5/25/2051 (a) (f)	90,691	90,357
Series 2018-K83, Class D, PO, 11/25/2051 (a)	1,400,000	1,067,759
Series 2020-K113, Class D, PO, 5/25/2053 (a)	1,000,000	664,441
Series 2020-K115, Class D, PO, 9/25/2053 (a)	1,200,000	839,347
Series 2020-K115, Class X2A, IO, 0.10%, 9/25/2053 (a)	12,797,160	48,520
Series 2020-K115, Class X2B, IO, 0.10%, 9/25/2053 (a)	2,900,000	11,572
Series 2020-K118, Class D, PO, 10/25/2053 (a)	1,100,000	740,759
Series 2020-K118, Class X2A, IO, 0.10%, 10/25/2053 (a)	12,008,700	46,193
Series 2020-K118, Class X2B, IO, 0.10%, 10/25/2053 (a)	2,457,000	9,946
Series 2020-K739, Class D, PO, 11/25/2053 (a)	1,000,000	830,549
Series 2020-K739, Class X2A, IO, 0.10%, 11/25/2053 (a)	9,831,953	14,359
Series 2020-K739, Class X2B, IO, 0.10%, 11/25/2053 (a)	3,000,000	5,052
Series 2021-K126, Class D, PO, 1/25/2054 (a)	1,200,000	770,892
Series 2021-K126, Class X2A, IO, 0.10%, 1/25/2054 (a)	10,322,686	41,919
Series 2021-K126, Class X2B, IO, 0.10%, 1/25/2054 (a)	2,600,000	11,346
GAM Re-REMIC Trust Series 2022-FRR3, Class BK61, PO, 11/27/2049 ‡ (a)	800,000	736,620
GS Mortgage Securities Trust
Series 2016-GS2, Class B, 3.76%, 5/10/2049 (f)	100,000	98,494
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	211

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2017-GS5, Class D, 3.51%, 3/10/2050 (a) (f)	250,000	33,759
JPMBB Commercial Mortgage Securities Trust
Series 2015-C31, Class C, 4.73%, 8/15/2048 (f)	150,000	117,541
Series 2016-C1, Class D1, 4.35%, 3/17/2049 (a) (f)	400,000	349,774
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class C, 3.89%, 3/15/2050 (f)	800,000	709,601
Series 2017-JP5, Class D, 4.64%, 3/15/2050 (a) (f)	275,000	213,163
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class D, 5.05%, 12/15/2046 (a) (f)	144,038	136,836
Series 2015-JP1, Class C, 4.89%, 1/15/2049 (f)	1,000,000	956,493
Series 2016-JP3, Class C, 3.55%, 8/15/2049 (f)	1,000,000	820,976
Life Mortgage Trust Series 2021-BMR, Class C, 5.58%, 3/15/2038 (a) (f)	20,826	20,735
MHC Commercial Mortgage Trust Series 2021-MHC, Class D, 6.08%, 4/15/2038 (a) (f)	200,000	200,375
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class D, 3.26%, 5/15/2048 (a)	220,000	206,804
Series 2015-C25, Class B, 4.62%, 10/15/2048 (f)	500,000	491,658
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 7.71%, 10/25/2049 (a) (f)	559,430	567,828
Series 2020-01, Class M10, 8.21%, 3/25/2050 (a) (f)	552,002	565,842
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	1,504,746	1,548,921
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class A, 5.75%, 5/15/2039 (a) (f)	804,000	804,000
Series 2024-DSNY, Class B, 6.10%, 5/15/2039 (a) (f)	1,008,000	1,006,740
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048	225,000	217,395
SMRT Series 2022-MINI, Class E, 7.06%, 1/15/2039 (a) (f)	350,000	346,500
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

STWD Mortgage Trust (Cayman Islands) Series 2021-LIH, Class B, 6.13%, 11/15/2036 (a) (f)	400,000	399,002
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS4, Class B, 4.22%, 12/15/2048 (f)	500,000	494,292
Series 2015-LC22, Class D, 4.83%, 9/15/2058 (f)	205,000	180,427
WFRBS Commercial Mortgage Trust
Series 2013-C11, Class C, 4.15%, 3/15/2045 (f)	117,000	112,068
Series 2014-C21, Class C, 4.23%, 8/15/2047 (f)	1,000,000	947,520
Series 2014-C22, Class C, 3.76%, 9/15/2057 (f)	725,000	609,014
Series 2014-C22, Class AS, 4.07%, 9/15/2057 (f)	869,740	826,270
Total Commercial Mortgage-Backed Securities (Cost $35,146,832)		34,616,591
Foreign Government Securities — 0.9%
Arab Republic of Egypt
7.60%, 3/1/2029 (d)	600,000	610,800
5.88%, 2/16/2031 (d)	200,000	179,300
Argentine Republic
1.00%, 7/9/2029	92,000	72,825
4.12%, 7/9/2035 (g)	225,000	142,650
Benin Government Bond 7.96%, 2/13/2038 (a)	200,000	196,278
Commonwealth of the Bahamas 8.25%, 6/24/2036 (a)	200,000	206,500
Dominican Republic Government Bond
4.50%, 1/30/2030 (a)	150,000	145,112
4.50%, 1/30/2030 (d)	150,000	145,112
7.05%, 2/3/2031 (d)	200,000	213,732
Federal Republic of Nigeria 6.50%, 11/28/2027 (d)	600,000	600,936
Hashemite Kingdom of Jordan
6.13%, 1/29/2026 (d)	400,000	400,752
7.75%, 1/15/2028 (d)	200,000	207,933
5.85%, 7/7/2030 (d)	200,000	197,106
Islamic Republic of Pakistan
6.00%, 4/8/2026 (d)	400,000	397,600
7.38%, 4/8/2031 (a)	200,000	188,750
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (a)	200,000	218,190
Republic of Angola
9.50%, 11/12/2025 (d)	200,000	200,875
SEE NOTES TO FINANCIAL STATEMENTS.

212	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
8.25%, 5/9/2028 (d)	200,000	196,813
Republic of Cote d'Ivoire
5.75%, 12/31/2032 (d) (g)	44,694	43,465
7.63%, 1/30/2033 (a)	400,000	401,876
8.08%, 4/1/2036 (a) (b)	340,000	337,025
Republic of Ecuador
6.90%, 7/31/2030 (d) (g)	450,000	405,450
6.90%, 7/31/2035 (a) (g)	150,000	113,250
Republic of El Salvador
8.63%, 2/28/2029 (d)	270,000	284,429
9.25%, 4/17/2030 (d)	150,000	161,109
Republic of Honduras 8.63%, 11/27/2034 (a)	150,000	159,825
Republic of Iraq 5.80%, 1/15/2028 (d)	281,250	279,229
Republic of Montenegro 7.25%, 3/12/2031 (a)	200,000	210,862
Republic of Senegal 6.25%, 5/23/2033 (d)	200,000	148,376
Republic of South Africa 7.10%, 11/19/2036 (a)	350,000	352,450
Republic of Turkiye (The) 7.13%, 2/12/2032	200,000	205,400
Total Foreign Government Securities (Cost $7,390,691)		7,624,010
Municipal Bonds — 0.0% (f) (i) ^
California — 0.0% ^
California Housing Finance Agency Series 2021-1, Class X, Rev., 0.80%, 11/20/2035 (Cost $79,900)	2,049,188	87,203
	SHARES
Common Stocks — 0.0% ^
Specialty Retail — 0.0% ^
Rite Aid ‡ *(Cost $—)	66	—
Short-Term Investments — 4.2%
Investment Companies — 3.8%
JPMorgan Prime Money Market Fund Class IM Shares, 4.36% (j) (k) (Cost $30,625,684)	30,619,900	30,629,086
Investment of Cash Collateral from Securities Loaned — 0.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.34% (j) (k) (Cost $1,595,718)	1,595,718	1,595,718
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 0.2%
U.S. Treasury Bills, 4.18%, 1/8/2026 (l) (m) (Cost $1,395,218)	1,416,000	1,396,314
Total Short-Term Investments (Cost $33,616,620)		33,621,118
Total Investments — 102.4% (Cost $811,883,530)		819,663,565
Liabilities in Excess of Other Assets — (2.4)%		(19,282,765)
NET ASSETS — 100.0%		800,380,800

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2025.
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	213

JPMorgan Short Duration Core Plus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	The security or a portion of this security is on loan at August 31, 2025. The total value of securities on loan at August 31, 2025 is $1,529,978.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2025.
(d)
Security exempt from registration pursuant to
Regulation S under the Securities Act of 1933, as
amended. Regulation S applies to securities offerings
that are made outside of the United States and do not
involve direct selling efforts in the United States and
as such may have restrictions on resale.

(e)	Defaulted security.
(f)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2025.

(g)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2025.

(h)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(k)	The rate shown is the current yield as of August 31, 2025.
(l)	The rate shown is the effective yield as of August 31, 2025.
(m)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
Futures contracts outstanding as of August 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury Ultra Bond	3	12/19/2025	USD	349,219	(193)
U.S. Treasury 2 Year Note	545	12/31/2025	USD	113,679,336	154,160
U.S. Treasury 5 Year Note	612	12/31/2025	USD	67,014,000	276,412
					430,379
Short Contracts
U.S. Treasury 10 Year Note	(170)	12/19/2025	USD	(19,127,656)	(88,291)
U.S. Treasury 10 Year Ultra Note	(126)	12/19/2025	USD	(14,417,156)	(66,524)
U.S. Treasury Long Bond	(46)	12/19/2025	USD	(5,255,500)	(14,453)
U.S. Treasury 5 Year Note	(30)	12/31/2025	USD	(3,285,000)	(13,458)
					(182,726)
					247,653

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

214	J.P. Morgan Exchange-Traded Funds	August 31, 2025

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 63.4%
Aerospace & Defense — 0.2%
BAE Systems Holdings, Inc. (United Kingdom) 3.85%, 12/15/2025 (a)	10,275,000	10,253,234
L3Harris Technologies, Inc. 3.85%, 12/15/2026	2,402,000	2,389,943
Lockheed Martin Corp. 3.55%, 1/15/2026	2,826,000	2,817,759
RTX Corp. 5.75%, 11/8/2026	60,648,000	61,654,447
		77,115,383
Automobile Components — 0.0% ^
Magna International, Inc. (Canada) 4.15%, 10/1/2025	8,252,000	8,248,781
Automobiles — 3.1%
BMW US Capital LLC (Germany)
(SOFRINDX + 0.55%), 4.92%, 4/2/2026 (a) (b)	72,833,000	72,926,055
2.80%, 4/11/2026 (a)	2,000,000	1,981,543
1.25%, 8/12/2026 (a)	20,155,000	19,621,341
4.65%, 3/19/2027 (a)	40,876,000	41,194,880
3.45%, 4/1/2027 (a)	378,000	374,073
General Motors Co.
6.13%, 10/1/2025	54,422,000	54,422,000
5.35%, 4/15/2028	35,357,000	36,152,749
Hyundai Capital America
1.80%, 10/15/2025 (a)	3,192,000	3,180,159
(SOFR + 1.32%), 5.69%, 11/3/2025 (a) (b)	7,000,000	7,011,690
6.25%, 11/3/2025 (a)	10,641,000	10,671,138
5.50%, 3/30/2026 (a)	7,029,000	7,070,945
1.50%, 6/15/2026 (a)	8,713,000	8,521,214
5.45%, 6/24/2026 (a)	41,417,000	41,733,531
1.65%, 9/17/2026 (a)	3,451,000	3,357,039
5.95%, 9/21/2026 (a)	9,200,000	9,340,456
5.25%, 1/8/2027 (a)	43,989,000	44,472,243
4.85%, 3/25/2027 (a)	30,160,000	30,383,715
4.88%, 6/23/2027 (a)	73,289,000	73,914,607
4.30%, 9/24/2027 (a)	67,237,000	67,161,047
2.38%, 10/15/2027 (a)	15,000,000	14,396,253
4.88%, 11/1/2027 (a)	32,250,000	32,582,096
Mercedes-Benz Finance North America LLC (Germany)
5.38%, 11/26/2025 (a)	2,220,000	2,223,443
4.90%, 1/9/2026 (a)	85,449,000	85,537,562
1.45%, 3/2/2026 (a) (c)	7,330,000	7,226,433
4.88%, 7/31/2026 (a)	114,280,000	114,959,960
5.20%, 8/3/2026 (a)	3,886,000	3,919,444
4.80%, 11/13/2026 (a)	5,000,000	5,039,869
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Automobiles — continued
4.80%, 1/11/2027 (a)	4,500,000	4,539,978
4.65%, 4/1/2027 (a)	4,500,000	4,532,593
Stellantis Finance US, Inc. 5.35%, 3/17/2028 (a)	14,689,000	14,838,984
Volkswagen Group of America Finance LLC (Germany)
(SOFR + 0.93%), 5.31%, 9/12/2025 (a) (b)	119,020,000	119,043,768
5.80%, 9/12/2025 (a)	2,040,000	2,040,636
4.63%, 11/13/2025 (a)	5,708,000	5,705,133
1.25%, 11/24/2025 (a)	12,208,000	12,116,690
5.40%, 3/20/2026 (a)	2,000,000	2,009,180
4.90%, 8/14/2026 (a)	17,311,000	17,403,097
5.70%, 9/12/2026 (a)	7,000,000	7,080,335
3.20%, 9/26/2026 (a)	5,000,000	4,930,763
6.00%, 11/16/2026 (a)	7,360,000	7,487,702
5.30%, 3/22/2027 (a)	4,928,000	4,989,275
4.95%, 3/25/2027 (a)	27,916,000	28,100,618
4.85%, 8/15/2027 (a)	1,957,000	1,970,641
5.05%, 3/27/2028 (a)	5,250,000	5,324,835
		1,041,489,713
Banks — 26.6%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (a) (b)	142,000,000	144,818,487
(SOFRINDX + 0.75%), 5.16%, 7/7/2028 (a) (b)	116,262,000	116,621,323
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 4.99%, 12/3/2028 (a) (b)	61,500,000	62,335,417
ANZ New Zealand Int'l Ltd. (New Zealand) 1.25%, 6/22/2026 (a)	3,555,000	3,472,333
Australia & New Zealand Banking Group Ltd. (Australia)
(SOFR + 0.56%), 4.94%, 3/18/2026 (a) (b)	82,670,000	82,827,327
5.00%, 3/18/2026 (c)	2,000,000	2,008,350
Banco Bilbao Vizcaya Argentaria SA (Spain)
1.13%, 9/18/2025	56,400,000	56,314,486
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.86%, 9/14/2026 (b)	82,751,000	82,787,567
Banco Santander SA (Spain)
1.85%, 3/25/2026 (c)	45,452,000	44,819,537
5.29%, 8/18/2027	24,000,000	24,441,453
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	215

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (b)	45,481,000	44,244,175
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.53%, 11/7/2027 (b)	1,800,000	1,844,568
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.55%, 3/14/2028 (b)	32,000,000	32,568,226
Bank of America Corp.
(SOFR + 1.01%), 1.20%, 10/24/2026 (b)	69,845,000	69,518,192
(SOFR + 1.29%), 5.08%, 1/20/2027 (b)	95,610,000	95,835,705
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (b)	15,241,000	15,024,571
(3-MONTH CME TERM SOFR + 1.32%), 3.56%, 4/23/2027 (b)	42,673,000	42,460,488
(SOFR + 0.96%), 1.73%, 7/22/2027 (b)	1,625,000	1,587,933
Series FIX, (SOFR + 0.83%), 4.98%, 1/24/2029 (b)	99,000,000	100,762,141
(SOFR + 1.11%), 4.62%, 5/9/2029 (b)	50,000,000	50,563,999
Bank of America NA 5.53%, 8/18/2026	3,000,000	3,037,551
Bank of Montreal (Canada)
5.92%, 9/25/2025	3,435,000	3,437,989
5.30%, 6/5/2026	69,200,000	69,704,862
1.25%, 9/15/2026	1,937,000	1,880,881
(SOFR + 0.43%), 4.59%, 12/11/2026 (b) (c)	137,095,000	137,246,589
5.27%, 12/11/2026	500,000	506,883
(SOFRINDX + 1.16%), 5.54%, 12/11/2026 (b)	60,331,000	60,885,893
(SOFR + 0.60%), 0.95%, 1/22/2027 (b)	17,296,000	17,055,459
Series f2f, (SOFR + 0.88%), 4.57%, 9/10/2027 (b)	103,274,000	103,525,543
Bank of New Zealand (New Zealand) 4.85%, 2/7/2028 (a)	64,500,000	65,636,282
Bank of Nova Scotia (The) (Canada)
1.05%, 3/2/2026	3,000,000	2,951,876
1.35%, 6/24/2026 (c)	8,577,000	8,385,160
1.30%, 9/15/2026	3,000,000	2,914,758
5.35%, 12/7/2026	6,696,000	6,789,944
(SOFR + 1.00%), 4.40%, 9/8/2028 (b)	66,856,000	67,189,742
Banque Federative du Credit Mutuel SA (France)
4.94%, 1/26/2026 (a)	84,890,000	85,050,395
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
5.90%, 7/13/2026 (a)	113,402,000	114,972,764
5.09%, 1/23/2027 (a)	18,989,000	19,202,670
5.19%, 2/16/2028 (a)	3,806,000	3,890,665
(SOFR + 0.99%), 5.35%, 10/16/2028 (a) (b)	164,400,000	165,076,835
Barclays plc (United Kingdom)
4.38%, 1/12/2026	58,294,000	58,277,109
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.05%), 7.33%, 11/2/2026 (b)	24,091,000	24,194,889
(SOFR + 2.21%), 5.83%, 5/9/2027 (b)	92,223,000	93,058,997
(SOFR + 1.34%), 4.84%, 9/10/2028 (b)	36,113,000	36,496,599
BNP Paribas SA (France)
(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (b)	65,038,000	64,278,478
(SOFR + 0.91%), 1.68%, 6/30/2027 (a) (b)	8,603,000	8,407,386
4.40%, 8/14/2028 (a)	7,006,000	7,019,868
(SOFR + 1.45%), 4.79%, 5/9/2029 (a) (b)	146,310,000	147,681,132
BPCE SA (France)
(SOFR + 0.96%), 5.36%, 9/25/2025 (a) (b)	113,486,000	113,547,911
1.00%, 1/20/2026 (a)	500,000	493,191
5.10%, 1/26/2026 (a)	67,344,000	67,507,707
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (b)	6,081,000	6,063,963
5.20%, 1/18/2027 (a) (c)	7,177,000	7,271,191
4.75%, 7/19/2027 (a)	5,330,000	5,388,347
3.50%, 10/23/2027 (a)	5,900,000	5,788,570
CaixaBank SA (Spain) (SOFR + 1.14%), 4.63%, 7/3/2029 (a) (b)	74,812,000	75,359,007
Canadian Imperial Bank of Commerce (Canada)
1.25%, 6/22/2026	3,000,000	2,929,694
5.93%, 10/2/2026	13,413,000	13,660,027
(SOFR + 0.93%), 4.51%, 9/11/2027 (b)	72,048,000	72,202,802
(SOFR + 0.72%), 4.86%, 1/13/2028 (b)	106,829,000	107,728,315
Citibank NA
(SOFRINDX + 0.59%), 4.95%, 4/30/2026 (b)	19,329,000	19,374,810
4.93%, 8/6/2026	20,508,000	20,645,502
4.58%, 5/29/2027	58,400,000	58,869,406
(SOFR + 0.71%), 4.88%, 11/19/2027 (b)	116,750,000	117,631,665
SEE NOTES TO FINANCIAL STATEMENTS.

216	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Citigroup, Inc.
3.70%, 1/12/2026	2,045,000	2,039,951
(SOFR + 1.55%), 5.61%, 9/29/2026 (b)	41,284,000	41,313,463
3.20%, 10/21/2026	19,919,000	19,694,488
(SOFR + 0.77%), 1.12%, 1/28/2027 (b)	76,384,000	75,357,776
(SOFR + 1.14%), 4.64%, 5/7/2028 (b)	80,652,000	81,100,618
Citizens Bank NA (SOFR + 2.00%), 4.58%, 8/9/2028 (b)	7,500,000	7,537,843
Commonwealth Bank of Australia (Australia)
4.93%, 12/9/2025 (a)	42,188,000	42,262,491
(SOFR + 0.75%), 5.13%, 3/13/2026 (a) (b)	2,766,000	2,772,475
5.32%, 3/13/2026	2,000,000	2,012,117
2.63%, 9/6/2026 (a) (c)	3,000,000	2,959,115
4.58%, 11/27/2026	45,001,000	45,330,914
Cooperatieve Rabobank UA (Netherlands)
4.33%, 8/28/2026	2,000,000	2,005,256
5.50%, 10/5/2026	2,000,000	2,031,872
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 1.11%, 2/24/2027 (a) (b)	24,586,000	24,208,541
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.98%, 12/15/2027 (a) (b)	60,578,000	58,819,536
Credit Agricole SA (France)
5.59%, 7/5/2026 (a)	49,357,000	49,867,622
(SOFR + 1.21%), 4.63%, 9/11/2028 (a) (b)	38,624,000	38,802,969
(SOFR + 1.13%), 5.23%, 1/9/2029 (a) (b)	75,000,000	76,303,166
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 1.62%, 9/11/2026 (a) (b)	20,005,000	19,991,136
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.18%), 6.26%, 9/22/2026 (a) (b)	32,087,000	32,116,658
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.55%, 9/10/2027 (a) (b)	50,432,000	48,987,600
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 5.43%, 3/1/2028 (a) (b)	5,000,000	5,084,566
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.30%, 4/1/2028 (a) (b)	16,500,000	16,503,885
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
4.38%, 6/12/2028 (a)	685,000	687,509
DNB Bank ASA (Norway)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026 (a) (b)	9,184,000	9,171,431
(SOFRINDX + 1.95%), 5.90%, 10/9/2026 (a) (b)	42,180,000	42,233,873
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.72%), 1.54%, 5/25/2027 (a) (b)	42,394,000	41,552,666
Fifth Third Bancorp 2.55%, 5/5/2027	6,723,000	6,554,907
HSBC Holdings plc (United Kingdom)
(3-MONTH CME TERM SOFR + 1.61%), 4.29%, 9/12/2026 (b)	62,765,000	62,761,151
(SOFR + 3.03%), 7.34%, 11/3/2026 (b)	9,700,000	9,743,981
(SOFR + 1.29%), 1.59%, 5/24/2027 (b)	13,538,000	13,261,904
(SOFR + 1.57%), 5.89%, 8/14/2027 (b)	38,929,000	39,452,925
(3-MONTH CME TERM SOFR + 1.81%), 4.04%, 3/13/2028 (b)	5,250,000	5,230,441
(SOFR + 1.06%), 5.60%, 5/17/2028 (b)	242,000	247,077
(SOFR + 1.04%), 5.13%, 11/19/2028 (b)	32,556,000	33,088,060
HSBC USA, Inc. 4.65%, 6/3/2028	39,811,000	40,375,633
ING Groep NV (Netherlands)
4.63%, 1/6/2026 (a)	52,629,000	52,651,226
(SOFR + 1.01%), 1.73%, 4/1/2027 (b)	9,455,000	9,314,275
(SOFR + 1.56%), 6.08%, 9/11/2027 (b)	54,500,000	55,416,700
(SOFR + 1.01%), 4.86%, 3/25/2029 (b)	38,479,000	39,026,787
KeyBank NA 4.70%, 1/26/2026	51,383,000	51,397,941
KeyCorp 4.15%, 10/29/2025	25,914,000	25,897,997
Lloyds Banking Group plc (United Kingdom)
3.75%, 1/11/2027	5,436,000	5,407,461
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (b)	19,103,000	18,741,224
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.48%), 5.99%, 8/7/2027 (b)	47,899,000	48,567,457
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (b)	69,732,000	70,728,079
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	217

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 5.09%, 11/26/2028 (b)	28,470,000	28,946,024
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 4.82%, 6/13/2029 (b)	50,590,000	51,305,455
M&T Bank Corp. (SOFR + 0.93%), 4.83%, 1/16/2029 (b)	40,078,000	40,531,946
Manufacturers & Traders Trust Co.
4.65%, 1/27/2026	136,894,000	136,993,674
(SOFR + 0.95%), 4.76%, 7/6/2028 (b)	47,184,000	47,552,778
Mitsubishi UFJ Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (b)	118,912,000	116,012,266
Mizuho Financial Group, Inc. (Japan)
3.48%, 4/12/2026 (a) (c)	14,215,000	14,134,051
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (b)	28,629,000	27,997,433
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.55%, 7/9/2027 (b)	35,751,000	34,926,519
Morgan Stanley Bank NA
4.75%, 4/21/2026	2,000,000	2,004,350
5.88%, 10/30/2026	8,121,000	8,280,264
(SOFR + 1.08%), 4.95%, 1/14/2028 (b)	22,062,000	22,265,988
(SOFR + 0.93%), 4.97%, 7/14/2028 (b)	25,973,000	26,333,968
(SOFR + 0.91%), 5.02%, 1/12/2029 (b)	58,306,000	59,304,954
National Australia Bank Ltd. (Australia)
4.75%, 12/10/2025	27,294,000	27,323,021
(SOFR + 0.65%), 5.05%, 12/10/2025 (a) (b)	44,601,000	44,649,750
3.38%, 1/14/2026	2,000,000	1,992,644
(SOFR + 0.55%), 4.93%, 1/29/2026 (a) (b)	104,000,000	104,120,855
National Bank of Canada (Canada)
(SOFR + 0.56%), 4.70%, 3/5/2027 (b)	195,972,000	196,191,873
(SOFRINDX + 0.90%), 5.27%, 3/25/2027 (b)	119,076,000	119,276,118
(SOFR + 1.04%), 5.60%, 7/2/2027 (b)	55,211,000	55,734,489
NatWest Group plc (United Kingdom)
4.80%, 4/5/2026	12,245,000	12,277,775
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (b)	39,779,000	39,991,347
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.85%, 3/2/2027 (b)	120,464,000	121,319,415
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (b)	54,476,000	53,321,399
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 5.58%, 3/1/2028 (b)	48,926,000	49,835,458
(SOFR + 1.10%), 5.46%, 5/23/2029 (b)	38,998,000	39,179,459
NatWest Markets plc (United Kingdom) 1.60%, 9/29/2026 (a)	7,131,000	6,938,726
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (a)	15,016,000	15,389,878
PNC Bank NA (SOFR + 0.50%), 4.78%, 1/15/2027 (b)	144,871,000	145,016,249
PNC Financial Services Group, Inc. (The)
(SOFRINDX + 1.09%), 4.76%, 1/26/2027 (b)	111,563,000	111,659,805
(SOFR + 0.80%), 5.10%, 7/23/2027 (b)	18,650,000	18,756,781
Royal Bank of Canada (Canada)
1.20%, 4/27/2026	24,788,000	24,307,759
5.20%, 7/20/2026	2,000,000	2,016,827
(SOFRINDX + 0.46%), 4.83%, 8/3/2026 (b)	184,918,000	185,123,486
4.88%, 1/19/2027	17,063,000	17,268,714
(SOFR + 0.79%), 5.07%, 7/23/2027 (b)	88,296,000	88,880,693
(SOFR + 0.83%), 4.97%, 1/24/2029 (b)	97,000,000	98,786,792
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 2.75%), 6.83%, 11/21/2026 (b)	35,426,000	35,595,856
(SOFR + 0.99%), 1.67%, 6/14/2027 (b)	12,300,000	12,038,076
(SOFR + 1.22%), 2.47%, 1/11/2028 (b)	5,328,000	5,190,138
Skandinaviska Enskilda Banken AB (Sweden) 1.20%, 9/9/2026 (a)	3,000,000	2,912,219
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (b)	148,004,000	146,654,033
SEE NOTES TO FINANCIAL STATEMENTS.

218	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (a) (b)	700,000	704,331
5.25%, 2/19/2027 (a)	95,088,000	96,033,760
(SOFR + 1.10%), 5.47%, 2/19/2027 (a) (b)	31,038,000	31,171,463
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (b)	26,976,000	26,404,771
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.52%, 1/19/2028 (a) (b)	107,985,000	109,368,092
Standard Chartered Bank (United Kingdom)
(SOFR + 0.65%), 5.06%, 10/8/2026 (b)	3,900,000	3,907,426
4.85%, 12/3/2027	70,066,000	71,353,112
Standard Chartered plc (United Kingdom)
4.05%, 4/12/2026 (a)	8,840,000	8,807,646
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 6.17%, 1/9/2027 (a) (b)	27,420,000	27,570,536
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (a) (b)	20,835,000	20,597,481
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.19%, 7/6/2027 (a) (b)	53,627,000	54,402,446
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.55%, 1/21/2029 (a) (b)	34,583,000	35,453,800
Sumitomo Mitsui Financial Group, Inc. (Japan)
0.95%, 1/12/2026	24,389,000	24,091,977
5.46%, 1/13/2026	52,209,000	52,404,189
2.63%, 7/14/2026	20,680,000	20,403,636
1.40%, 9/17/2026	13,000,000	12,632,885
3.01%, 10/19/2026	13,610,000	13,437,594
Sumitomo Mitsui Trust Bank Ltd. (Japan)
1.05%, 9/12/2025 (a)	2,000,000	1,998,129
5.65%, 3/9/2026 (a)	38,071,000	38,317,794
5.65%, 9/14/2026 (a)	5,000,000	5,070,711
5.20%, 3/7/2027 (a)	14,107,000	14,332,086
4.45%, 9/10/2027 (a)	43,800,000	44,085,189
Svenska Handelsbanken AB (Sweden) 5.25%, 6/15/2026 (a)	109,095,000	109,907,580
Toronto-Dominion Bank (The) (Canada)
(SOFR + 0.48%), 4.85%, 10/10/2025 (b)	91,929,000	91,958,689
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
0.75%, 1/6/2026	2,525,000	2,493,497
5.10%, 1/9/2026	5,295,000	5,306,156
1.20%, 6/3/2026	9,406,000	9,193,141
5.53%, 7/17/2026	20,483,000	20,708,494
5.26%, 12/11/2026	1,845,000	1,871,112
4.57%, 12/17/2026	41,342,000	41,538,045
Truist Bank
(SOFR + 0.59%), 4.67%, 5/20/2027 (b)	123,622,000	123,856,088
(SOFR + 0.77%), 4.42%, 7/24/2028 (b)	83,106,000	83,355,812
Truist Financial Corp.
(SOFR + 1.63%), 5.90%, 10/28/2026 (b)	25,795,000	25,844,228
(SOFR + 0.61%), 1.27%, 3/2/2027 (b)	23,597,000	23,240,371
(SOFR + 2.05%), 6.05%, 6/8/2027 (b)	105,891,000	107,107,651
US Bancorp
Series V, 2.38%, 7/22/2026	2,000,000	1,970,124
(SOFR + 1.43%), 5.73%, 10/21/2026 (b)	66,636,000	66,736,862
US Bank NA
(SOFR + 0.69%), 4.51%, 10/22/2027 (b)	93,509,000	93,764,915
(SOFR + 0.91%), 4.73%, 5/15/2028 (b)	53,930,000	54,418,944
Wells Fargo & Co. Series W, (SOFR + 0.78%), 4.90%, 1/24/2028 (b)	61,445,000	61,978,964
Wells Fargo Bank NA
4.81%, 1/15/2026	71,583,000	71,669,910
(SOFR + 1.07%), 5.45%, 12/11/2026 (b)	13,194,000	13,312,746
Westpac Banking Corp. (Australia)
(SOFR + 0.55%), 4.93%, 1/29/2026 (a) (b)	103,539,000	103,661,544
5.20%, 4/16/2026	2,000,000	2,012,321
2.85%, 5/13/2026	13,463,000	13,342,030
1.15%, 6/3/2026	5,976,000	5,843,044
4.60%, 10/20/2026	40,646,000	40,939,704
Westpac New Zealand Ltd. (New Zealand)
5.13%, 2/26/2027 (a)	22,513,000	22,822,705
4.90%, 2/15/2028 (a)	29,500,000	30,027,898
		8,866,461,282
Beverages — 0.7%
Constellation Brands, Inc.
4.40%, 11/15/2025	188,000	187,830
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	219

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Beverages — continued
3.70%, 12/6/2026	3,441,000	3,417,011
Diageo Capital plc (United Kingdom)
1.38%, 9/29/2025	687,000	685,374
5.20%, 10/24/2025	5,570,000	5,575,007
Keurig Dr. Pepper, Inc. 3.40%, 11/15/2025	9,380,000	9,355,154
Molson Coors Beverage Co. 3.00%, 7/15/2026	146,353,000	144,660,713
Pernod Ricard SA (France) 3.25%, 6/8/2026 (a)	69,144,000	68,571,277
		232,452,366
Biotechnology — 0.3%
AbbVie, Inc.
3.20%, 5/14/2026	84,349,000	83,776,207
2.95%, 11/21/2026	500,000	493,446
Amgen, Inc. 2.60%, 8/19/2026	14,631,000	14,416,949
		98,686,602
Building Products — 0.1%
CRH SMW Finance DAC 5.13%, 1/9/2030	28,656,000	29,484,422
Johnson Controls International plc 3.90%, 2/14/2026	4,077,000	4,062,681
		33,547,103
Capital Markets — 4.4%
Bank of New York Mellon (The) (SOFR + 0.69%), 4.59%, 4/20/2027 (b)	2,000,000	2,004,372
Bank of New York Mellon Corp. (The)
2.80%, 5/4/2026	24,776,000	24,557,822
(SOFR + 1.03%), 4.95%, 4/26/2027 (b)	25,937,000	26,057,644
Charles Schwab Corp. (The)
1.15%, 5/13/2026	4,770,000	4,668,322
5.88%, 8/24/2026	3,000,000	3,044,162
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (b)	43,227,000	42,981,443
(SOFR + 2.52%), 7.15%, 7/13/2027 (b)	5,034,000	5,147,820
Goldman Sachs Bank USA
(SOFR + 0.77%), 5.15%, 3/18/2027 (b)	75,019,000	75,179,400
(SOFR + 0.78%), 5.28%, 3/18/2027 (b)	40,688,000	40,873,373
(SOFR + 0.75%), 5.41%, 5/21/2027 (b)	33,893,000	34,139,619
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Capital Markets — continued
Goldman Sachs Group, Inc. (The)
3.75%, 2/25/2026	14,456,000	14,415,502
(SOFR + 0.79%), 1.09%, 12/9/2026 (b)	11,106,000	11,005,043
3.85%, 1/26/2027	39,500,000	39,316,322
(SOFR + 0.80%), 1.43%, 3/9/2027 (b)	106,626,000	104,966,887
(SOFR + 1.32%), 4.94%, 4/23/2028 (b)	65,350,000	66,035,000
Jefferies Financial Group, Inc.
5.03%, 3/16/2026	116,788,000	116,635,369
4.75%, 8/11/2026	72,000,000	72,252,246
Macquarie Bank Ltd. (Australia)
5.39%, 12/7/2026 (a)	17,507,000	17,833,711
4.33%, 6/12/2028 (a) (c)	39,964,000	40,320,079
Macquarie Group Ltd. (Australia)
(SOFR + 1.07%), 1.34%, 1/12/2027 (a) (b)	96,852,000	95,779,760
(SOFR + 2.13%), 4.10%, 6/21/2028 (a) (b)	3,160,000	3,145,065
Morgan Stanley
(SOFR + 1.77%), 6.14%, 10/16/2026 (b)	4,355,000	4,362,906
(SOFR + 0.72%), 0.99%, 12/10/2026 (b)	80,224,000	79,440,528
(SOFR + 1.30%), 5.05%, 1/28/2027 (b)	70,736,000	70,918,802
(SOFR + 0.88%), 1.59%, 5/4/2027 (b)	35,580,000	34,917,105
(SOFR + 0.86%), 1.51%, 7/20/2027 (b)	42,311,000	41,264,409
Nasdaq, Inc. 3.85%, 6/30/2026	11,791,000	11,761,973
Nomura Holdings, Inc. (Japan)
5.71%, 1/9/2026	2,000,000	2,008,129
1.65%, 7/14/2026	44,022,000	43,043,108
2.33%, 1/22/2027	1,386,000	1,348,602
State Street Bank & Trust Co. 4.59%, 11/25/2026	62,407,000	62,889,141
State Street Corp.
5.27%, 8/3/2026	3,000,000	3,026,822
(SOFR + 1.35%), 5.75%, 11/4/2026 (b)	1,500,000	1,503,339
(SOFR + 1.02%), 4.53%, 2/20/2029 (b)	7,909,000	7,993,421
UBS AG (Switzerland)
(SOFR + 0.93%), 5.31%, 9/11/2025 (b)	70,430,000	70,444,570
5.80%, 9/11/2025	4,183,000	4,184,180
SEE NOTES TO FINANCIAL STATEMENTS.

220	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
1.25%, 6/1/2026	2,000,000	1,955,572
1.25%, 8/7/2026	2,620,000	2,550,930
UBS Group AG (Switzerland)
4.13%, 9/24/2025 (a)	2,936,000	2,934,900
4.13%, 4/15/2026 (a)	32,378,000	32,327,621
4.55%, 4/17/2026	3,199,000	3,203,774
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.71%, 1/12/2027 (a) (b)	44,870,000	45,057,956
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.36%, 1/30/2027 (a) (b)	35,818,000	35,371,010
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (a) (b)	40,110,000	39,592,367
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.49%, 8/10/2027 (a) (b)	27,149,000	26,423,961
4.28%, 1/9/2028 (a)	2,608,000	2,604,841
4.25%, 3/23/2028 (a)	1,550,000	1,547,121
(SOFR + 3.70%), 6.44%, 8/11/2028 (a) (b)	1,212,000	1,259,762
		1,474,295,811
Chemicals — 0.3%
Chevron Phillips Chemical Co. LLC 3.40%, 12/1/2026 (a)	8,320,000	8,243,563
DuPont de Nemours, Inc. 4.49%, 11/15/2025	4,043,000	4,039,344
Ecolab, Inc.
2.70%, 11/1/2026	2,172,000	2,137,994
4.30%, 6/15/2028	3,571,000	3,601,913
EIDP, Inc. 4.50%, 5/15/2026	2,000,000	2,001,937
Nutrien Ltd. (Canada) 5.95%, 11/7/2025	9,660,000	9,672,713
PPG Industries, Inc. 1.20%, 3/15/2026	770,000	757,037
Sherwin-Williams Co. (The) 3.45%, 6/1/2027	33,073,000	32,683,516
Westlake Corp. 3.60%, 8/15/2026	49,030,000	48,676,704
		111,814,721
Commercial Services & Supplies — 0.5%
Element Fleet Management Corp. (Canada)
6.27%, 6/26/2026 (a)	95,885,000	97,186,532
5.64%, 3/13/2027 (a)	59,831,000	60,964,329
Republic Services, Inc. 0.88%, 11/15/2025	4,790,000	4,753,073
		162,903,934
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Consumer Finance — 4.1%
AerCap Ireland Capital DAC (Ireland)
4.45%, 10/1/2025	39,487,000	39,478,414
1.75%, 1/30/2026	30,544,000	30,194,301
2.45%, 10/29/2026	82,539,000	80,848,586
4.63%, 10/15/2027	5,000,000	5,034,307
3.88%, 1/23/2028	3,447,000	3,421,249
4.88%, 4/1/2028	66,211,000	67,198,235
5.75%, 6/6/2028	4,862,000	5,042,845
American Express Co.
4.90%, 2/13/2026	2,000,000	2,003,736
3.13%, 5/20/2026	2,976,000	2,953,667
(SOFR + 1.33%), 6.34%, 10/30/2026 (b)	15,483,000	15,527,965
(SOFRINDX + 0.75%), 5.65%, 4/23/2027 (b)	85,628,000	86,321,148
(SOFR + 1.00%), 5.10%, 2/16/2028 (b)	12,100,000	12,244,614
(SOFR + 0.93%), 5.04%, 7/26/2028 (b)	26,600,000	27,029,383
American Honda Finance Corp.
(SOFR + 0.62%), 5.02%, 12/11/2026 (b)	107,056,000	107,146,690
(SOFR + 0.75%), 5.13%, 1/15/2027 (b)	113,290,000	113,661,225
(SOFR + 0.87%), 5.24%, 7/9/2027 (b)	42,312,000	42,440,205
(SOFR + 0.73%), 5.08%, 8/13/2027 (b)	71,499,000	71,614,685
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (a)	6,024,000	6,032,554
2.13%, 2/21/2026 (a)	33,111,000	32,705,721
4.25%, 4/15/2026 (a)	50,710,000	50,482,819
4.38%, 5/1/2026 (a)	15,428,000	15,395,447
2.53%, 11/18/2027 (a)	5,542,000	5,315,499
4.95%, 1/15/2028 (a)	48,876,000	49,320,772
Capital One Financial Corp.
(SOFR + 0.86%), 1.88%, 11/2/2027 (b)	22,514,000	21,875,033
(SOFR + 2.06%), 4.93%, 5/10/2028 (b)	5,250,000	5,302,984
Caterpillar Financial Services Corp.
4.45%, 10/16/2026	36,349,000	36,523,305
(SOFR + 0.64%), 4.99%, 8/15/2028 (b)	162,000,000	162,230,364
General Motors Financial Co., Inc.
6.05%, 10/10/2025	15,331,000	15,351,371
1.25%, 1/8/2026	50,515,000	49,932,848
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	221

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
5.40%, 4/6/2026	3,250,000	3,265,276
5.05%, 4/4/2028	1,042,000	1,059,220
Toyota Motor Credit Corp.
(SOFR + 0.77%), 5.12%, 8/7/2026 (b)	33,926,000	34,076,585
4.50%, 5/14/2027	41,451,000	41,798,029
(SOFR + 0.60%), 4.75%, 7/21/2027 (b)	48,647,000	48,694,784
(SOFR + 0.50%), 4.50%, 8/25/2027 (b)	93,716,000	93,732,548
		1,385,256,414
Consumer Staples Distribution & Retail — 0.2%
Dollar General Corp. 3.88%, 4/15/2027	269,000	267,398
Kroger Co. (The) 2.65%, 10/15/2026	7,172,000	7,052,949
Sysco Corp. 3.75%, 10/1/2025	61,866,000	61,823,670
		69,144,017
Containers & Packaging — 0.2%
Amcor Flexibles North America, Inc. 4.80%, 3/17/2028	29,463,000	29,822,531
Sonoco Products Co. 4.45%, 9/1/2026	37,666,000	37,654,917
		67,477,448
Diversified REITs — 0.0% ^
Simon Property Group LP 3.30%, 1/15/2026	8,726,000	8,688,771
Diversified Telecommunication Services — 0.4%
AT&T, Inc.
3.88%, 1/15/2026	2,145,000	2,139,227
7.13%, 3/15/2026	9,695,000	9,826,822
1.70%, 3/25/2026	112,605,000	110,958,948
2.95%, 7/15/2026	3,000,000	2,966,670
Deutsche Telekom International Finance BV (Germany) 3.60%, 1/19/2027 (a)	1,638,000	1,623,403
NBN Co. Ltd. (Australia) 4.00%, 10/1/2027 (a)	13,656,000	13,592,668
Verizon Communications, Inc. 0.85%, 11/20/2025	2,347,000	2,328,494
		143,436,232
Electric Utilities — 1.9%
American Electric Power Co., Inc. Series N, 1.00%, 11/1/2025	3,241,000	3,221,281
Arizona Public Service Co. 2.55%, 9/15/2026	5,170,000	5,066,687
Cleveland Electric Illuminating Co. (The) 3.50%, 4/1/2028 (a)	3,000,000	2,940,416
DTE Electric Co. 4.25%, 5/14/2027	6,399,000	6,424,542
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electric Utilities — continued
Duke Energy Corp.
0.90%, 9/15/2025	28,833,000	28,795,274
5.00%, 12/8/2025	1,004,000	1,005,303
2.65%, 9/1/2026	2,747,000	2,705,523
4.85%, 1/5/2027	76,842,000	77,519,038
Enel Finance International NV (Italy)
7.05%, 10/14/2025 (a) (d)	27,022,000	27,091,202
1.63%, 7/12/2026 (a) (d)	25,609,000	25,005,619
2.13%, 7/12/2028 (a) (d)	5,000,000	4,707,281
Entergy Corp.
0.90%, 9/15/2025	23,130,000	23,099,439
2.95%, 9/1/2026	6,294,000	6,205,756
Eversource Energy
3.35%, 3/15/2026	2,000,000	1,986,631
5.00%, 1/1/2027	12,766,000	12,886,680
Exelon Corp. 3.40%, 4/15/2026	6,956,000	6,914,844
ITC Holdings Corp. 3.25%, 6/30/2026	1,165,000	1,153,678
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/2025	86,783,000	86,783,000
4.95%, 1/29/2026	101,615,000	101,818,257
4.69%, 9/1/2027	25,107,000	25,344,275
4.85%, 2/4/2028	48,322,000	49,117,453
Oncor Electric Delivery Co. LLC 4.50%, 3/20/2027 (a)	30,731,000	30,942,481
PPL Capital Funding, Inc. 3.10%, 5/15/2026	2,308,000	2,284,235
Southern Co. (The) 3.25%, 7/1/2026	50,512,000	50,054,175
Southwestern Electric Power Co.
Series N, 1.65%, 3/15/2026	1,562,000	1,540,200
Series K, 2.75%, 10/1/2026	2,460,000	2,418,830
Virginia Power Fuel Securitization LLC Series A-1, 5.09%, 5/1/2027	30,458,757	30,604,470
		617,636,570
Electronic Equipment, Instruments & Components — 0.1%
Jabil, Inc. 1.70%, 4/15/2026	300,000	295,056
TD SYNNEX Corp. 1.75%, 8/9/2026	2,859,000	2,788,083
Teledyne Technologies, Inc. 1.60%, 4/1/2026	21,077,000	20,725,879
Tyco Electronics Group SA (Switzerland) 4.50%, 2/13/2026	2,000,000	2,000,596
		25,809,614
Energy Equipment & Services — 0.0% ^
Schlumberger Holdings Corp. 4.00%, 12/21/2025 (a)	5,937,000	5,926,074
SEE NOTES TO FINANCIAL STATEMENTS.

222	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Entertainment — 0.0% ^
Take-Two Interactive Software, Inc. 5.00%, 3/28/2026	11,117,000	11,148,400
TWDC Enterprises 18 Corp. 1.85%, 7/30/2026	3,000,000	2,941,514
		14,089,914
Financial Services — 1.9%
Fidelity National Information Services, Inc. 1.15%, 3/1/2026	26,081,000	25,666,260
Fiserv, Inc. 3.20%, 7/1/2026	147,162,000	145,800,473
Global Payments, Inc.
1.20%, 3/1/2026	48,783,000	47,999,411
4.80%, 4/1/2026	25,199,000	25,204,150
4.45%, 6/1/2028	4,135,000	4,144,944
LSEGA Financing plc (United Kingdom) 1.38%, 4/6/2026 (a)	9,889,000	9,706,991
National Rural Utilities Cooperative Finance Corp.
(SOFR + 0.58%), 4.92%, 11/22/2026 (b)	139,446,000	139,939,732
Series D, 4.15%, 8/25/2028	71,986,000	72,246,075
Nationwide Building Society (United Kingdom) 1.50%, 10/13/2026 (a)	1,458,000	1,416,109
NTT Finance Corp. (Japan)
1.16%, 4/3/2026 (a)	85,647,000	84,088,972
4.57%, 7/16/2027 (a)	27,026,000	27,197,417
4.62%, 7/16/2028 (a)	36,760,000	37,152,232
4.88%, 7/16/2030 (a)	10,657,000	10,821,520
Shell International Finance BV 2.88%, 5/10/2026	2,000,000	1,982,167
		633,366,453
Food Products — 0.2%
Archer-Daniels-Midland Co. 2.50%, 8/11/2026	10,150,000	9,998,530
Conagra Brands, Inc.
4.60%, 11/1/2025	12,100,000	12,094,047
7.13%, 10/1/2026	3,000,000	3,078,191
Danone SA (France) 2.95%, 11/2/2026 (a)	10,041,000	9,897,677
General Mills, Inc. 4.70%, 1/30/2027	7,335,000	7,379,150
McCormick & Co., Inc.
3.25%, 11/15/2025	3,282,000	3,269,149
0.90%, 2/15/2026	12,000,000	11,806,088
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	14,292,000	14,280,310
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Food Products — continued
Mondelez International Holdings Netherlands BV 4.25%, 9/15/2025 (a)	1,500,000	1,499,789
Tyson Foods, Inc. 4.00%, 3/1/2026	4,004,000	3,994,571
		77,297,502
Ground Transportation — 0.7%
Canadian National Railway Co. (Canada) 2.75%, 3/1/2026	2,000,000	1,983,769
Canadian Pacific Railway Co. (Canada) 1.75%, 12/2/2026	2,279,000	2,214,035
CSX Corp. 3.35%, 11/1/2025	21,643,000	21,599,372
ERAC USA Finance LLC
3.80%, 11/1/2025 (a)	1,047,000	1,045,276
3.30%, 12/1/2026 (a)	30,740,000	30,397,981
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	8,050,000	8,023,272
Penske Truck Leasing Co. LP
1.20%, 11/15/2025 (a)	200,000	198,646
5.75%, 5/24/2026 (a)	108,844,000	109,650,942
1.70%, 6/15/2026 (a)	8,153,000	7,981,220
3.40%, 11/15/2026 (a)	14,293,000	14,124,115
5.35%, 1/12/2027 (a)	24,179,000	24,463,872
6.05%, 8/1/2028 (a)	385,000	402,820
		222,085,320
Health Care Equipment & Supplies — 0.6%
Baxter International, Inc. 2.60%, 8/15/2026	7,547,000	7,428,497
Stryker Corp.
3.38%, 11/1/2025	4,926,000	4,915,121
4.55%, 2/10/2027	57,958,000	58,431,273
Zimmer Biomet Holdings, Inc.
3.05%, 1/15/2026	35,107,000	34,915,843
4.70%, 2/19/2027	81,123,000	81,699,638
		187,390,372
Health Care Providers & Services — 1.1%
Cardinal Health, Inc.
3.75%, 9/15/2025	76,962,000	76,940,219
4.70%, 11/15/2026	33,465,000	33,677,706
3.41%, 6/15/2027	37,784,000	37,308,665
Cencora, Inc. 4.63%, 12/15/2027	12,254,000	12,372,051
Cigna Group (The)
4.50%, 2/25/2026	4,047,000	4,048,540
1.25%, 3/15/2026	2,663,000	2,618,956
Elevance Health, Inc.
5.35%, 10/15/2025	14,932,000	14,935,128
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	223

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
4.90%, 2/8/2026	13,878,000	13,878,581
1.50%, 3/15/2026	8,955,000	8,812,063
HCA, Inc.
5.88%, 2/15/2026	11,145,000	11,154,189
5.25%, 6/15/2026	98,861,000	99,034,016
5.00%, 3/1/2028	19,629,000	19,984,225
Laboratory Corp. of America Holdings 1.55%, 6/1/2026	1,809,000	1,772,740
Quest Diagnostics, Inc. 3.45%, 6/1/2026	18,007,000	17,891,219
		354,428,298
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.
4.30%, 1/15/2026	6,706,000	6,700,124
3.80%, 4/15/2026	26,405,000	26,304,160
Healthpeak OP LLC 3.25%, 7/15/2026	34,197,000	33,879,793
Welltower OP LLC 4.25%, 4/1/2026	30,224,000	30,209,029
		97,093,106
Hotels, Restaurants & Leisure — 0.4%
Darden Restaurants, Inc.
3.85%, 5/1/2027	10,250,000	10,171,823
4.35%, 10/15/2027	31,860,000	32,010,328
Expedia Group, Inc. 5.00%, 2/15/2026	8,385,000	8,390,709
Marriott International, Inc.
3.75%, 10/1/2025 (c)	4,159,000	4,155,703
5.45%, 9/15/2026	44,438,000	44,965,808
Starbucks Corp.
4.75%, 2/15/2026	21,251,000	21,279,477
2.45%, 6/15/2026	4,100,000	4,045,660
		125,019,508
Independent Power and Renewable Electricity Producers — 0.0% ^
AES Corp. (The) 1.38%, 1/15/2026	4,661,000	4,601,566
Southern Power Co. 4.15%, 12/1/2025	11,912,000	11,895,125
		16,496,691
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 2.50%, 11/1/2026	2,000,000	1,964,584
Insurance — 8.3%
AEGON Funding Co. LLC (Netherlands) 5.50%, 4/16/2027 (a)	73,400,000	74,583,965
Athene Global Funding
1.45%, 1/8/2026 (a)	535,000	529,197
5.68%, 2/23/2026 (a)	4,210,000	4,237,193
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Insurance — continued
(SOFRINDX + 0.85%), 5.20%, 5/8/2026 (a) (b)	12,860,000	12,886,739
(SOFRINDX + 0.75%), 5.11%, 7/16/2026 (a) (b)	24,818,000	24,892,851
(SOFR + 0.68%), 5.05%, 8/10/2026 (a) (b)	28,252,000	28,271,008
4.86%, 8/27/2026 (a)	225,572,000	226,714,740
4.95%, 1/7/2027 (a)	110,158,000	111,094,934
3.21%, 3/8/2027 (a)	6,896,000	6,763,781
5.52%, 3/25/2027 (a)	5,250,000	5,339,952
4.83%, 5/9/2028 (a)	2,247,000	2,274,497
Brighthouse Financial Global Funding
1.55%, 5/24/2026 (a)	3,406,000	3,330,863
5.55%, 4/9/2027 (a)	63,367,000	64,378,682
2.00%, 6/28/2028 (a)	1,478,000	1,375,477
CNA Financial Corp. 4.50%, 3/1/2026	6,750,000	6,746,700
CNO Global Funding
5.88%, 6/4/2027 (a)	10,333,000	10,599,729
4.88%, 12/10/2027 (a)	33,847,000	34,305,708
4.95%, 9/9/2029 (a)	17,617,000	18,019,175
Corebridge Global Funding
5.35%, 6/24/2026 (a)	111,306,000	112,280,037
5.75%, 7/2/2026 (a)	64,606,000	65,407,379
4.65%, 8/20/2027 (a)	97,494,000	98,431,425
4.25%, 8/21/2028 (a)	21,973,000	22,035,915
Equitable America Global Funding 4.65%, 6/9/2028 (a)	17,655,000	17,827,660
Equitable Financial Life Global Funding
1.30%, 7/12/2026 (a)	1,471,000	1,435,286
4.60%, 4/1/2027 (a)	167,980,000	168,951,758
4.88%, 11/19/2027 (a)	70,402,000	71,353,487
Fidelity National Financial, Inc. 4.50%, 8/15/2028	10,230,000	10,256,011
Jackson National Life Global Funding
5.60%, 4/10/2026 (a)	109,709,000	110,484,925
3.05%, 4/29/2026 (a)	7,346,000	7,282,948
4.90%, 1/13/2027 (a)	23,610,000	23,779,802
(SOFR + 0.89%), 5.29%, 6/9/2027 (a) (b)	132,582,000	133,148,125
5.55%, 7/2/2027 (a)	46,967,000	47,972,768
MassMutual Global Funding II
4.50%, 4/10/2026 (a)	2,000,000	2,003,576
(SOFR + 0.68%), 5.04%, 8/1/2028 (a) (b)	153,640,000	153,681,068
Met Tower Global Funding 4.85%, 1/16/2027 (a) (c)	21,292,000	21,496,409
SEE NOTES TO FINANCIAL STATEMENTS.

224	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
Metropolitan Life Global Funding I
4.15%, 8/25/2028 (a)	19,493,000	19,554,788
(SOFR + 0.70%), 5.06%, 8/25/2028 (a) (b) (c)	63,788,000	63,935,542
Mutual of Omaha Cos. Global Funding
5.35%, 4/9/2027 (a)	13,008,000	13,228,584
4.51%, 6/9/2028 (a)	84,489,000	85,155,944
New York Life Global Funding
5.45%, 9/18/2026 (a)	2,000,000	2,027,897
(SOFR + 0.67%), 5.04%, 4/2/2027 (a) (b)	9,017,000	9,051,778
(SOFR + 0.55%), 4.93%, 6/11/2027 (a) (b)	86,073,000	86,249,636
4.40%, 12/13/2027 (a)	139,001,000	140,054,181
(SOFR + 0.66%), 5.02%, 7/25/2028 (a) (b)	95,023,000	95,360,443
Northwestern Mutual Global Funding (SOFR + 0.66%), 5.02%, 8/25/2028 (a) (b)	66,133,000	66,265,266
Pacific Life Global Funding II
(SOFR + 0.48%), 4.85%, 2/4/2027 (a) (b)	43,739,000	43,794,476
4.45%, 5/1/2028 (a)	29,004,000	29,360,880
(SOFR + 0.75%), 5.12%, 7/10/2028 (a) (b)	168,634,000	169,539,841
Pricoa Global Funding I 5.55%, 8/28/2026 (a)	3,000,000	3,040,083
Principal Financial Group, Inc. 3.10%, 11/15/2026	500,000	493,811
Principal Life Global Funding II
1.50%, 11/17/2026 (a)	2,052,000	1,987,687
5.00%, 1/16/2027 (a)	8,349,000	8,441,394
(SOFR + 0.81%), 5.18%, 8/18/2028 (a) (b)	53,224,000	53,364,205
5.10%, 1/25/2029 (a)	66,821,000	68,555,110
Protective Life Global Funding
1.30%, 9/20/2026 (a)	4,003,000	3,885,905
4.99%, 1/12/2027 (a)	18,117,000	18,304,446
Reliance Standard Life Global Funding II 5.24%, 2/2/2026 (a)	21,309,000	21,352,299
Western-Southern Global Funding 4.50%, 7/16/2028 (a)	53,528,000	53,886,450
		2,761,064,416
IT Services — 0.1%
CGI, Inc. (Canada) 1.45%, 9/14/2026	19,338,000	18,826,957
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Machinery — 0.4%
CNH Industrial Capital LLC
5.45%, 10/14/2025	25,570,000	25,592,114
1.88%, 1/15/2026	8,530,000	8,437,692
1.45%, 7/15/2026	11,650,000	11,360,643
Daimler Truck Finance North America LLC (Germany)
5.15%, 1/16/2026 (a)	11,998,000	12,030,093
2.00%, 12/14/2026 (a)	17,100,000	16,632,187
5.00%, 1/15/2027 (a)	17,392,000	17,557,167
3.65%, 4/7/2027 (a)	1,825,000	1,808,750
4.95%, 1/13/2028 (a)	19,373,000	19,645,728
Dover Corp. 3.15%, 11/15/2025	190,000	189,389
Stanley Black & Decker, Inc. 3.40%, 3/1/2026	12,458,000	12,375,485
		125,629,248
Media — 0.1%
Cox Communications, Inc. 3.35%, 9/15/2026 (a)	2,735,000	2,704,288
Omnicom Group, Inc. 3.60%, 4/15/2026	16,335,000	16,247,486
		18,951,774
Metals & Mining — 0.1%
Glencore Funding LLC (Australia)
1.63%, 9/1/2025 (a)	23,940,000	23,940,000
(SOFRINDX + 0.75%), 5.14%, 10/1/2026 (a) (b)	6,842,000	6,858,050
5.34%, 4/4/2027 (a)	1,278,000	1,297,506
Rio Tinto Finance USA plc (Australia)
4.38%, 3/12/2027	7,153,000	7,195,132
4.50%, 3/14/2028	5,547,000	5,606,005
		44,896,693
Multi-Utilities — 0.4%
CMS Energy Corp. 3.00%, 5/15/2026	11,796,000	11,682,917
Dominion Energy, Inc.
3.90%, 10/1/2025	49,728,000	49,694,240
Series A, 1.45%, 4/15/2026	12,036,000	11,823,812
DTE Energy Co. 2.85%, 10/1/2026	5,215,000	5,139,556
WEC Energy Group, Inc.
5.00%, 9/27/2025	17,277,000	17,277,492
4.75%, 1/9/2026	35,196,000	35,218,024
		130,836,041
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	225

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Office REITs — 0.0% ^
Boston Properties LP
3.65%, 2/1/2026	9,914,000	9,867,517
6.75%, 12/1/2027	5,000,000	5,261,165
		15,128,682
Oil, Gas & Consumable Fuels — 1.0%
BP Capital Markets America, Inc. 3.80%, 9/21/2025	792,000	791,693
Enbridge, Inc. (Canada) 4.60%, 6/20/2028	14,123,000	14,273,857
Energy Transfer LP 4.75%, 1/15/2026	59,866,000	59,883,669
Enterprise Products Operating LLC
5.05%, 1/10/2026	2,000,000	2,003,056
4.60%, 1/11/2027	54,064,000	54,393,414
MPLX LP 1.75%, 3/1/2026	21,387,000	21,099,172
ONEOK, Inc.
2.20%, 9/15/2025	22,871,000	22,851,345
5.00%, 3/1/2026	16,899,000	16,910,705
4.25%, 9/24/2027	71,029,000	71,093,036
Phillips 66 Co. 3.55%, 10/1/2026	5,290,000	5,248,439
Pioneer Natural Resources Co. 5.10%, 3/29/2026	29,294,000	29,421,975
Sabine Pass Liquefaction LLC 5.88%, 6/30/2026	17,756,000	17,825,357
Williams Cos., Inc. (The) 4.00%, 9/15/2025	17,339,000	17,335,586
		333,131,304
Paper & Forest Products — 0.0% ^
Georgia-Pacific LLC
1.75%, 9/30/2025 (a)	1,949,000	1,944,439
0.95%, 5/15/2026 (a)	6,897,000	6,738,745
4.40%, 6/30/2028 (a)	4,544,000	4,584,761
		13,267,945
Pharmaceuticals — 0.3%
Astrazeneca Finance LLC (United Kingdom) 1.20%, 5/28/2026	2,000,000	1,957,166
Bayer US Finance II LLC (Germany) 4.25%, 12/15/2025 (a)	6,390,000	6,379,959
Roche Holdings, Inc. 5.27%, 11/13/2026 (a)	500,000	507,386
Zoetis, Inc.
4.50%, 11/13/2025	183,000	182,980
4.15%, 8/17/2028	75,930,000	76,124,457
		85,151,948
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Residential REITs — 0.0% ^
AvalonBay Communities, Inc. 2.95%, 5/11/2026	7,112,000	7,052,530
Essex Portfolio LP 3.38%, 4/15/2026	4,489,000	4,458,387
		11,510,917
Retail REITs — 0.5%
Brixmor Operating Partnership LP 4.13%, 6/15/2026	93,710,000	93,439,560
Federal Realty OP LP 1.25%, 2/15/2026	38,788,000	38,176,262
NNN REIT, Inc. 4.00%, 11/15/2025	5,943,000	5,933,599
Realty Income Corp.
4.88%, 6/1/2026	5,562,000	5,576,717
4.13%, 10/15/2026	24,513,000	24,477,630
		167,603,768
Semiconductors & Semiconductor Equipment — 0.8%
Advanced Micro Devices, Inc. 4.21%, 9/24/2026	47,233,000	47,338,643
Analog Devices, Inc. 3.50%, 12/5/2026	2,000,000	1,987,995
Broadcom, Inc.
3.15%, 11/15/2025	48,997,000	48,873,505
3.46%, 9/15/2026	40,286,000	40,000,901
4.80%, 4/15/2028	50,284,000	51,196,907
Microchip Technology, Inc.
4.25%, 9/1/2025	26,547,000	26,547,000
4.90%, 3/15/2028	5,000,000	5,070,861
NXP BV (Netherlands)
5.35%, 3/1/2026	7,377,000	7,386,590
3.88%, 6/18/2026	23,643,000	23,507,526
4.30%, 8/19/2028	29,250,000	29,311,729
		281,221,657
Software — 0.5%
Oracle Corp.
5.80%, 11/10/2025	7,865,000	7,882,860
1.65%, 3/25/2026	8,137,000	8,014,952
2.65%, 7/15/2026	76,200,000	75,137,435
4.80%, 8/3/2028	56,807,000	57,896,445
Roper Technologies, Inc.
1.00%, 9/15/2025	2,505,000	2,501,671
3.85%, 12/15/2025	6,436,000	6,426,436
VMware LLC 1.40%, 8/15/2026	3,688,000	3,585,838
		161,445,637
Specialized REITs — 0.4%
American Tower Corp.
1.30%, 9/15/2025	24,486,000	24,453,434
SEE NOTES TO FINANCIAL STATEMENTS.

226	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialized REITs — continued
4.40%, 2/15/2026	9,307,000	9,308,967
1.60%, 4/15/2026	21,421,000	21,045,697
1.45%, 9/15/2026	1,280,000	1,243,131
3.13%, 1/15/2027	6,725,000	6,623,503
Crown Castle, Inc.
4.45%, 2/15/2026	36,747,000	36,668,004
3.70%, 6/15/2026	3,118,000	3,099,340
1.05%, 7/15/2026	6,233,000	6,056,810
Equinix, Inc. 1.45%, 5/15/2026	6,685,000	6,546,986
Extra Space Storage LP 3.50%, 7/1/2026	19,643,000	19,484,495
		134,530,367
Specialty Retail — 0.6%
AutoZone, Inc.
3.13%, 4/21/2026	5,970,000	5,922,922
5.05%, 7/15/2026	28,370,000	28,564,660
Home Depot, Inc. (The) 5.10%, 12/24/2025	34,774,000	34,858,312
Lowe's Cos., Inc.
4.40%, 9/8/2025	13,997,000	13,996,500
3.38%, 9/15/2025	4,230,000	4,228,176
4.80%, 4/1/2026	47,901,000	48,004,403
2.50%, 4/15/2026	20,000,000	19,783,123
O'Reilly Automotive, Inc.
3.55%, 3/15/2026	17,092,000	17,033,232
5.75%, 11/20/2026	11,532,000	11,724,259
		184,115,587
Technology Hardware, Storage & Peripherals — 0.2%
Dell International LLC
6.02%, 6/15/2026	12,057,000	12,162,475
4.90%, 10/1/2026	12,500,000	12,551,834
Hewlett Packard Enterprise Co. 4.45%, 9/25/2026	58,198,000	58,280,116
		82,994,425
Tobacco — 0.8%
Altria Group, Inc. 4.40%, 2/14/2026	7,006,000	6,999,522
BAT Capital Corp. (United Kingdom) 3.22%, 9/6/2026	12,000,000	11,869,362
BAT International Finance plc (United Kingdom) 1.67%, 3/25/2026	128,592,000	126,611,344
Imperial Brands Finance plc (United Kingdom) 4.50%, 6/30/2028 (a)	39,829,000	40,082,551
Philip Morris International, Inc.
5.00%, 11/17/2025	1,176,000	1,177,083
4.88%, 2/13/2026	26,859,000	26,906,934
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Tobacco — continued
2.75%, 2/25/2026	31,466,000	31,225,937
0.88%, 5/1/2026	6,632,000	6,487,305
		251,360,038
Trading Companies & Distributors — 0.4%
Aviation Capital Group LLC
1.95%, 1/30/2026 (a)	90,308,000	89,373,936
4.75%, 4/14/2027 (a)	29,135,000	29,271,503
TTX Co. 5.50%, 9/25/2026 (a)	5,705,000	5,772,032
		124,417,471
Transportation Infrastructure — 0.0% ^
Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.63%, 4/28/2026 (a)	7,970,000	7,924,142
Transurban Finance Co. Pty. Ltd. (Australia) 4.13%, 2/2/2026 (a)	5,018,000	5,010,482
		12,934,624
Wireless Telecommunication Services — 0.2%
T-Mobile USA, Inc.
1.50%, 2/15/2026	13,875,000	13,690,648
2.25%, 2/15/2026	35,175,000	34,784,410
2.63%, 4/15/2026	6,757,000	6,680,162
		55,155,220
Total Corporate Bonds (Cost $21,067,853,232)		21,173,797,303
Asset-Backed Securities — 13.4%
Allegany Park CLO Ltd. (Cayman Islands) Series 2019-1A, Class ARR, 5.37%, 1/20/2035 (a) (e)	26,500,000	26,500,000
Ally Auto Receivables Trust
Series 2022-3, Class A3, 5.07%, 4/15/2027	1,347,102	1,348,973
Series 2022-2, Class A3, 4.76%, 5/17/2027	5,102,020	5,105,674
American Express Credit Account Master Trust
Series 2022-4, Class A, 4.95%, 10/15/2027	10,400,000	10,407,520
Series 2023-1, Class A, 4.87%, 5/15/2028	40,022,000	40,232,063
Amur Equipment Finance Receivables LLC Series 2024-2A, Class A2, 5.19%, 7/21/2031 (a)	4,635,659	4,689,071
Apidos CLO (Cayman Islands)
Series 2016-24A, Class A1AL, 5.54%, 10/20/2030 (a) (e)	20,674,076	20,676,164
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	227

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2019-31A, Class A1R, 5.68%, 4/15/2031 (a) (e)	17,996,344	18,012,576
Series XXXA, Class A1AR, 5.41%, 10/18/2031 (a) (e)	9,740,459	9,733,621
Series 2015-23A, Class ARR, 5.37%, 4/15/2033 (a) (e)	58,020,319	58,003,087
ARI Fleet Lease Trust Series 2023-A, Class A2, 5.41%, 2/17/2032 (a)	1,663,635	1,666,118
BA Credit Card Trust
Series 2022-A2, Class A2, 5.00%, 4/15/2028	45,812,000	45,876,215
Series 2023-A1, Class A1, 4.79%, 5/15/2028	28,175,000	28,305,608
Bain Capital Credit CLO (Cayman Islands)
Series 2019-2A, Class AR3, 5.24%, 10/17/2032 (a) (e)	98,591,100	98,296,707
Series 2019-1A, Class X, 5.42%, 4/19/2034 (a) (e)	900,000	899,914
Ballyrock CLO Ltd. (Cayman Islands)
Series 2020-2A, Class A1R, 5.60%, 10/20/2031 (a) (e)	13,173,014	13,180,167
Series 2019-1A, Class A1R, 5.61%, 7/15/2032 (a) (e)	45,752,397	45,774,450
Series 2021-17A, Class A1A, 5.74%, 10/20/2034 (a) (e)	42,000,000	42,050,736
BMW Vehicle Lease Trust
Series 2023-2, Class A3, 5.99%, 9/25/2026	3,052,281	3,059,678
Series 2024-1, Class A3, 4.98%, 3/25/2027	6,432,380	6,455,859
BofA Auto Trust Series 2025-1A, Class A2A, 4.52%, 11/22/2027 (a)	21,255,000	21,285,656
Buttermilk Park CLO Ltd. (Cayman Islands) Series 2018-1A, Class A1R, 5.40%, 10/15/2031 (a) (e)	23,751,575	23,744,521
Capital One Multi-Asset Execution Trust Series 2023-A1, Class A, 4.42%, 5/15/2028	6,147,000	6,160,361
Capital One Prime Auto Receivables Trust
Series 2022-2, Class A3, 3.66%, 5/17/2027	1,365,876	1,362,901
Series 2022-1, Class A4, 3.32%, 9/15/2027	35,683,000	35,488,613
Series 2024-1, Class A2A, 4.61%, 10/15/2027	6,317,280	6,323,511
Series 2022-2, Class A4, 3.69%, 12/15/2027	5,715,000	5,692,694
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Carlyle Global Market Strategies CLO Ltd. (Cayman Islands)
Series 2014-1A, Class A1R2, 5.55%, 4/17/2031 (a) (e)	286,499	286,502
Series 2015-1A, Class AR3, 5.57%, 7/20/2031 (a) (e)	3,218,457	3,220,099
Carlyle US CLO Ltd. (Cayman Islands) Series 2021-9A, Class AR, 5.43%, 10/20/2034 (a) (e)	50,000,000	50,000,000
CARLYLE US CLO Ltd. (Cayman Islands) Series 2019-1A, Class A1A2, 5.23%, 4/20/2031 (a) (e)	50,000,000	50,000,000
CarVal CLO Ltd. (Cayman Islands)
Series 2018-1A, Class AR, 5.55%, 7/16/2031 (a) (e)	29,258,348	29,292,931
Series 2019-1A, Class AR2, 5.35%, 4/20/2032 (a) (e)	130,635,729	130,486,674
Series 2019-2A, Class AR2, 5.32%, 7/20/2032 (a) (e)	28,861,935	28,869,987
Series 2022-1A, Class A1, 5.84%, 4/21/2034 (a) (e)	11,000,000	11,015,367
CCG Receivables Trust
Series 2024-1, Class A2, 4.99%, 3/15/2032 (a)	37,957,369	38,241,369
Series 2023-2, Class A2, 6.28%, 4/14/2032 (a)	5,595,372	5,659,947
Chesapeake Funding LLC (Canada) Series 2023-2A, Class A1, 6.16%, 10/15/2035 (a)	6,286,253	6,370,215
CIFC Funding Ltd. (Cayman Islands)
Series 2013-3RA, Class A1R, 5.32%, 4/24/2031 (a) (e)	59,614,221	59,577,558
Series 2016-1A, Class AR3, 5.33%, 10/21/2031 (a) (e)	115,639,954	115,472,045
Citibank Credit Card Issuance Trust Series 2023-A2, Class A2, 4.98%, 12/8/2027 (e)	65,328,000	65,365,061
CNH Equipment Trust
Series 2022-A, Class A3, 2.94%, 7/15/2027	2,272,132	2,261,250
Series 2024-A, Class A2, 5.19%, 7/15/2027	4,771,214	4,773,802
Crossroads Asset Trust Series 2025-A, Class A2, 4.91%, 2/20/2032 (a)	15,020,000	15,083,426
Dell Equipment Finance Trust
Series 2023-1, Class A3, 5.65%, 9/22/2028 (a)	2,288,574	2,291,655
Series 2023-2, Class A3, 5.65%, 1/22/2029 (a)	2,658,573	2,670,113
SEE NOTES TO FINANCIAL STATEMENTS.

228	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2024-1, Class A2, 5.58%, 3/22/2030 (a)	11,695,154	11,710,979
Series 2024-2, Class A2, 4.69%, 8/22/2030 (a)	41,285,670	41,348,172
Dewolf Park CLO Ltd. Series 2017-1A, Class AR, 5.50%, 10/15/2030 (a) (e)	24,247,231	24,258,312
Discover Card Execution Note Trust
Series 2023-A1, Class A, 4.31%, 3/15/2028	107,878,000	107,976,040
Series 2023-A2, Class A, 4.93%, 6/15/2028	28,425,000	28,608,978
Series 2021-A2, Class A2, 1.03%, 9/15/2028	117,266,000	113,653,750
Dllad LLC Series 2024-1A, Class A2, 5.50%, 8/20/2027 (a)	15,156,765	15,234,033
DLLAD LLC Series 2025-1A, Class A2, 4.46%, 11/20/2028 (a)	10,500,000	10,532,446
Dryden CLO Ltd. (Cayman Islands)
Series 2019-72A, Class ARR, 5.31%, 5/15/2032 (a) (e)	18,950,970	18,972,764
Series 2020-86A, Class A1R2, 5.45%, 7/17/2034 (a) (e)	75,000,000	75,046,800
Dryden Senior Loan Fund (Cayman Islands)
Series 2013-26A, Class AR, 5.48%, 4/15/2029 (a) (e)	6,636,639	6,637,203
Series 2017-49A, Class AR, 5.54%, 7/18/2030 (a) (e)	441,408	441,383
Series 2015-41A, Class AR, 5.55%, 4/15/2031 (a) (e)	1,238,010	1,239,143
Enterprise Fleet Financing LLC
Series 2024-4, Class A2, 4.69%, 7/20/2027 (a)	15,389,472	15,430,478
Series 2025-3, Class A2, 4.50%, 4/20/2028 (a)	54,930,000	55,147,682
Series 2022-4, Class A2, 5.76%, 10/22/2029 (a)	7,998,380	8,029,600
Series 2023-3, Class A2, 6.40%, 3/20/2030 (a)	27,900,026	28,317,249
Ford Credit Auto Lease Trust
Series 2024-A, Class A3, 5.06%, 5/15/2027	18,863,211	18,903,963
Series 2024-A, Class A4, 5.05%, 6/15/2027	1,601,000	1,611,210
Ford Credit Auto Owner Trust
Series 2024-C, Class A2A, 4.32%, 8/15/2027	54,739,173	54,739,808
Series 2024-D, Class A2A, 4.59%, 10/15/2027	66,122,584	66,221,854
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2023-B, Class A3, 5.23%, 5/15/2028	11,957,953	12,037,465
Series 2021-1, Class A, 1.37%, 10/17/2033 (a)	63,195,000	62,037,918
Series 2021-2, Class A, 1.53%, 5/15/2034 (a)	42,543,000	41,199,709
Series 2022-1, Class A, 3.88%, 11/15/2034 (a)	17,000,000	16,931,927
Galaxy CLO Ltd. (Cayman Islands)
Series 2018-26A, Class AR, 5.37%, 11/22/2031 (a) (e)	14,185,156	14,191,510
Series 2016-22A, Class XRR, 5.48%, 4/16/2034 (a) (e)	631,579	631,520
Gm Financial Automobile Leasing Trust Series 2025-2, Class A2A, 4.55%, 7/20/2027	36,260,000	36,368,559
GM Financial Automobile Leasing Trust
Series 2024-2, Class A2A, 5.43%, 9/21/2026	22,588,921	22,628,855
Series 2023-3, Class A3, 5.38%, 11/20/2026	3,600,643	3,605,165
Series 2024-1, Class A3, 5.09%, 3/22/2027	10,224,714	10,256,186
GM Financial Consumer Automobile Receivables Trust
Series 2024-1, Class A2A, 5.12%, 2/16/2027	2,262,738	2,263,525
Series 2024-2, Class A2A, 5.33%, 3/16/2027	4,461,265	4,465,882
Series 2024-3, Class A2A, 5.35%, 6/16/2027	274,737	275,295
Series 2024-4, Class A2B, 4.74%, 10/18/2027 (e)	20,002,065	20,013,374
Series 2025-1, Class A2A, 4.44%, 1/18/2028	26,016,707	26,036,902
Series 2023-3, Class A3, 5.45%, 6/16/2028	6,579,613	6,627,789
HPEFS Equipment Trust Series 2025-1A, Class A2, 4.49%, 9/20/2032 (a)	49,735,000	49,861,819
Hyundai Auto Lease Securitization Trust
Series 2023-C, Class A3, 5.80%, 12/15/2026 (a)	19,100,713	19,152,524
Series 2023-B, Class A4, 5.17%, 4/15/2027 (a)	6,578,444	6,579,852
Series 2024-B, Class A3, 5.41%, 5/17/2027 (a)	68,793,000	69,310,248
Series 2023-C, Class A4, 5.84%, 9/15/2027 (a)	15,053,000	15,160,320
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	229

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Hyundai Auto Receivables Trust
Series 2023-A, Class A3, 4.58%, 4/15/2027	20,427,591	20,441,259
Series 2024-A, Class A2A, 5.29%, 4/15/2027	6,461,362	6,471,512
Series 2024-B, Class A2A, 5.15%, 6/15/2027	41,071,809	41,162,758
Series 2024-C, Class A2A, 4.53%, 9/15/2027	21,824,027	21,846,990
Series 2023-B, Class A3, 5.48%, 4/17/2028	22,522,609	22,687,666
ICG US CLO Ltd. (Cayman Islands) Series 2016-1A, Class XRR, 5.48%, 4/29/2034 (a) (e)	398,261	398,224
Jamestown CLO Ltd. (Cayman Islands) Series 2021-17A, Class AR, 5.52%, 1/25/2035 (a) (e)	99,000,000	99,000,000
John Deere Owner Trust Series 2023-B, Class A3, 5.18%, 3/15/2028	11,586,627	11,657,300
KKR CLO Ltd. (Cayman Islands)
Series 21, Class A, 5.58%, 4/15/2031 (a) (e)	3,773,549	3,774,311
Series 15, Class A1R2, 5.43%, 1/18/2032 (a) (e)	60,126,115	60,089,558
Series 24, Class A1R, 5.67%, 4/20/2032 (a) (e)	10,028,403	10,038,140
Series 38A, Class A1, 5.64%, 4/15/2033 (a) (e)	20,000,000	20,041,680
KKR Static CLO Ltd. (Cayman Islands) Series 2022-1A, Class AR2, 5.31%, 7/20/2031 (a) (e)	26,368,362	26,394,256
Kubota Credit Owner Trust Series 2022-1A, Class A3, 2.67%, 10/15/2026 (a)	9,918,074	9,895,436
LCM LP (Cayman Islands) Series 14A, Class AR, 5.63%, 7/20/2031 (a) (e)	313,838	313,781
LCM Ltd. (Cayman Islands)
Series 26A, Class A1, 5.66%, 1/20/2031 (a) (e)	62,798	62,789
Series 29A, Class AR, 5.65%, 4/15/2031 (a) (e)	4,463,918	4,468,061
Madison Park Funding Ltd. (Cayman Islands)
Series 2015-18A, Class ARR, 5.53%, 10/21/2030 (a) (e)	32,999,967	33,017,655
Series 2014-14A, Class AR4, 5.29%, 10/22/2030 (a) (e)	122,273,710	122,053,129
Series 13A, Class AR, 5.47%, 11/21/2030 (a) (e)	29,335,779	29,335,485
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2021-52A, Class X, 5.49%, 1/22/2035 (a) (e)	657,895	657,837
Magnetite Ltd. (Cayman Islands)
Series 2020-25A, Class A, 5.78%, 1/25/2032 (a) (e)	15,475,376	15,489,675
Series 2021-31A, Class A1, 5.68%, 7/15/2034 (a) (e)	14,000,000	14,015,960
Marble Point CLO Ltd. (Cayman Islands) Series 2019-1A, Class A1R2, 5.36%, 7/23/2032 (a) (e)	20,057,058	20,033,892
Mercedes-Benz Auto Lease Trust
Series 2023-A, Class A3, 4.74%, 1/15/2027	547,158	547,438
Series 2024-B, Class A3, 4.23%, 2/15/2028	35,070,000	35,109,233
Series 2025-A, Class A2A, 4.57%, 4/17/2028	40,000,000	40,186,764
Mercedes-Benz Auto Receivables Trust Series 2021-1, Class A4, 0.73%, 12/15/2027	3,369,748	3,340,561
Newark BSL CLO Ltd. (Cayman Islands)
Series 2016-1A, Class A1R, 5.68%, 12/21/2029 (a) (e)	1,272,433	1,272,379
Series 2017-1A, Class A1R, 5.55%, 7/25/2030 (a) (e)	29,298,301	29,307,823
Nissan Auto Receivables Owner Trust Series 2022-B, Class A3, 4.46%, 5/17/2027	3,324,895	3,325,761
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2022-3A, Class A1AR, 5.42%, 4/15/2031 (a) (e)	11,127,911	11,124,606
Series 2024-3A, Class A1, 5.31%, 8/8/2032 (a) (e)	58,756,887	58,855,011
Series 2024-1A, Class A1, 5.37%, 10/15/2032 (a) (e)	40,319,505	40,375,388
Series 2024-2A, Class A1N, 5.32%, 1/15/2033 (a) (e)	15,745,503	15,716,169
Series 2025-1A, Class A1, 5.01%, 2/15/2033 (a) (e)	138,570,460	137,825,782
Porsche Financial Auto Securitization Trust Series 2023-1A, Class A3, 4.81%, 9/22/2028 (a)	1,765,157	1,769,447
Porsche Innovative Lease Owner Trust Series 2025-1A, Class A2A, 4.60%, 12/20/2027 (a)	23,310,000	23,370,956
Rad CLO Ltd. (Cayman Islands) Series 2020-7A, Class A1R, 5.67%, 4/17/2036 (a) (e)	24,250,000	24,278,712
SEE NOTES TO FINANCIAL STATEMENTS.

230	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Santander Drive Auto Receivables Trust Series 2023-3, Class A3, 5.61%, 10/15/2027	967,095	967,642
SBNA Auto Lease Trust
Series 2024-C, Class A2, 4.94%, 11/20/2026 (a)	7,118,532	7,121,911
Series 2024-A, Class A3, 5.39%, 11/20/2026 (a)	28,072,303	28,144,651
Series 2024-B, Class A2, 5.67%, 11/20/2026 (a)	4,485,503	4,488,993
Series 2025-A, Class A2, 4.68%, 4/20/2027 (a)	43,740,824	43,775,777
Series 2023-A, Class A3, 6.51%, 4/20/2027 (a)	19,375,013	19,400,885
Series 2024-B, Class A3, 5.56%, 11/22/2027 (a)	30,000,000	30,225,258
SCF Equipment Leasing LLC Series 2024-1A, Class A2, 5.88%, 11/20/2029 (a)	11,869,403	11,945,524
SCF Equipment Trust LLC Series 2025-1A, Class A2, 4.82%, 7/22/2030 (a)	8,559,768	8,582,303
Sound Point CLO Ltd. (Cayman Islands) Series 2013-1A, Class A1R, 5.65%, 1/26/2031 (a) (e)	487,251	487,418
Southwick Park CLO LLC (Cayman Islands) Series 2019-4A, Class A1RR, 5.33%, 7/20/2032 (a) (e)	45,114,000	45,100,691
Symphony CLO Ltd. (Cayman Islands)
Series 2018-19A, Class A, 5.54%, 4/16/2031 (a) (e)	16,361,882	16,367,003
Series 2018-20A, Class AR2, 5.42%, 1/16/2032 (a) (e)	23,557,700	23,563,613
Series 2020-24A, Class AR, 5.52%, 1/23/2032 (a) (e)	38,778,940	38,769,246
Series 2019-21A, Class AR2, 5.22%, 7/15/2032 (a) (e)	28,450,033	28,445,652
TCI-Flatiron CLO Ltd. (Cayman Islands) Series 2018-1A, Class AR2, 5.26%, 7/29/2035 (a) (e)	95,000,000	95,000,000
TCI-Symphony CLO Ltd. (Cayman Islands) Series 2017-1A, Class AR, 5.51%, 7/15/2030 (a) (e)	6,991,182	6,996,453
THL Credit Wind River CLO Ltd. (Cayman Islands) Series 2019-3A, Class AR2, 5.38%, 4/15/2031 (a) (e)	40,004,841	39,980,078
Toyota Auto Receivables Owner Trust
Series 2024-C, Class A2A, 5.16%, 5/17/2027	405,633	406,371
Series 2023-B, Class A3, 4.71%, 2/15/2028	7,189,500	7,210,645
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2025-B, Class A2A, 4.46%, 3/15/2028	4,500,000	4,508,645
Series 2023-C, Class A3, 5.16%, 4/17/2028	33,514,279	33,718,066
Toyota Lease Owner Trust Series 2024-A, Class A3, 5.25%, 4/20/2027 (a)	69,338,282	69,679,600
Verdant Receivables LLC Series 2025-1A, Class A2, 4.85%, 3/13/2028 (a)	19,410,000	19,489,560
Verizon Master Trust Series 2024-1, Class A1A, 5.00%, 12/20/2028	78,273,000	78,428,842
Volkswagen Auto Lease Trust
Series 2023-A, Class A3, 5.81%, 10/20/2026	30,573,589	30,673,140
Series 2025-A, Class A2A, 4.43%, 12/20/2027	75,010,000	75,253,040
Volkswagen Auto Loan Enhanced Trust
Series 2023-2, Class A2A, 5.72%, 3/22/2027	15,539,925	15,563,139
Series 2024-1, Class A2A, 4.65%, 11/22/2027	32,794,989	32,858,162
Series 2023-1, Class A3, 5.02%, 6/20/2028	10,733,651	10,793,716
Voya CLO Ltd. (Cayman Islands)
Series 2019-2A, Class AR, 5.53%, 7/20/2032 (a) (e)	26,956,735	26,978,408
Series 2017-3A, Class XR, 5.44%, 4/20/2034 (a) (e)	571,429	571,377
Wheels Fleet Lease Funding LLC
Series 2024-1A, Class A2, 5.19%, 2/18/2039 (a) (e)	16,369,502	16,418,350
Series 2024-3A, Class A1, 4.80%, 9/19/2039 (a)	19,139,000	19,299,149
Wind River CLO Ltd. (Cayman Islands) Series 2021-4A, Class AR, 5.56%, 1/20/2035 (a) (e)	69,300,000	69,414,484
World Omni Auto Receivables Trust
Series 2024-A, Class A2A, 5.05%, 4/15/2027	6,304,587	6,305,843
Series 2022-C, Class A3, 3.66%, 10/15/2027	3,615,686	3,608,150
Series 2025-A, Class A2A, 4.49%, 4/17/2028	90,866,283	90,955,641
Series 2025-B, Class A2A, 4.38%, 8/15/2028	25,215,000	25,265,612
Total Asset-Backed Securities (Cost $4,444,988,048)		4,451,485,072
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	231

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 2.0%
U.S. Treasury Notes
4.63%, 9/15/2026	135,000,000	136,062,676
4.13%, 10/31/2026	270,000,000	270,864,842
4.13%, 9/30/2027	165,000,000	166,662,890
3.88%, 10/15/2027	100,000,000	100,503,906
Total U.S. Treasury Obligations (Cost $671,512,680)		674,094,314
Short-Term Investments — 19.7%
Certificates of Deposits — 6.7%
Banco Santander SA (Spain) , 4.64%, 11/21/2025 (f)	33,712,000	33,728,492
Barclays Bank plc (United Kingdom) (SOFR + 0.40%), 4.81%, 12/9/2025 (b) (f)	46,265,000	46,296,682
BNP Paribas SA (France) , 4.56%, 2/12/2026 (f)	163,452,000	163,607,574
Cooperatieve Rabobank UA (Netherlands) , 4.37%, 5/13/2026 (f)	102,171,000	102,291,695
Credit Agricole Corporate and Investment Bank (France)
4.40%, 10/7/2025 (f)	93,938,000	93,932,251
4.60%, 11/18/2025 (f)	46,140,000	46,164,560
Credit Industriel et Commercial (France) , 4.65%, 11/21/2025 (f)	45,394,000	45,421,572
Deutsche Bank AG (Germany)
4.41%, 7/8/2026 (f)	96,478,000	96,613,918
4.41%, 7/10/2026 (f)	102,898,000	103,046,513
DZ Bank AG (Germany) , 4.42%, 9/2/2025 (f)	287,436,000	287,435,483
Intesa Sanpaolo SpA (Italy)
4.75%, 11/6/2025 (f)	49,529,000	49,554,953
4.62%, 1/12/2026 (f)	44,117,000	44,135,326
Landesbank Baden-Wuerttemberg (Germany) , 4.66%, 11/28/2025 (f)	60,104,000	60,175,001
Lloyds Bank Corporate Markets plc (United Kingdom) (SOFR + 0.57%), 4.98%, 10/30/2025 (b) (f)	11,750,000	11,758,853
Mitsubishi UFJ Trust & Banking Corp. (Japan)
(SOFR + 0.33%), 4.74%, 3/11/2026 (b) (f)	182,017,000	182,102,766
(SOFR + 0.40%), 4.81%, 8/11/2026 (b) (f)	38,743,000	38,758,579
Mizuho Bank Ltd. (Japan)
4.60%, 11/20/2025 (f)	38,749,000	38,761,035
4.60%, 1/14/2026 (f)	35,490,000	35,513,533
(SOFR + 0.35%), 4.76%, 2/4/2026 (b) (f)	54,447,000	54,479,440
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Certificates of Deposits — continued
(SOFR + 0.32%), 4.73%, 3/6/2026 (b) (f)	72,807,000	72,843,374
Norinchukin Bank (The) (Japan) , 4.51%, 10/9/2025 (f)	143,906,000	143,904,460
Standard Chartered Bank (United Kingdom)
4.50%, 10/9/2025 (f)	68,590,000	68,585,795
4.68%, 11/12/2025 (f)	23,180,000	23,188,220
4.67%, 2/12/2026 (f)	28,718,000	28,753,421
(SOFR + 0.44%), 4.85%, 8/12/2026 (b) (f)	33,367,000	33,402,956
Swedbank AB (Sweden) , 4.50%, 10/15/2025 (f)	57,933,000	57,937,977
Toronto-Dominion Bank (The) (Canada)
4.50%, 10/1/2025 (f)	217,168,000	217,163,331
(SOFR + 0.45%), 4.86%, 4/27/2026 (b) (f)	65,108,000	65,186,944
Total Certificates of Deposit (Cost $2,243,606,924)		2,244,744,704
Commercial Paper — 9.0%
AbbVie, Inc. 4.71%, 9/16/2025 (a) (f)	279,606,000	278,974,789
Australia & New Zealand Banking Group Ltd. (Australia) 4.59%, 11/25/2025 (a) (f)	189,166,000	187,213,107
BPCE SA (France) 4.57%, 2/11/2026 (a) (f)	93,412,000	91,625,318
Broadcom, Inc. 4.76%, 10/21/2025 (a) (f)	15,000,000	14,900,404
Brookfield Corporate Treasury Ltd. (Canada)
4.89%, 9/24/2025 (a) (f)	60,000,000	59,797,062
4.91%, 9/25/2025 (a) (f)	50,000,000	49,824,600
4.72%, 9/26/2025 (a) (f)	5,400,000	5,380,379
4.96%, 9/29/2025 (a) (f)	103,350,000	102,935,308
Charles Schwab Corp (The) 4.61%, 11/14/2025 (a) (f)	25,000,000	24,772,655
Credit Industriel et Commercial (France) 4.57%, 2/11/2026 (a) (f)	29,691,000	29,125,146
CRH America Finance, Inc.
4.67%, 10/15/2025 (a) (f)	82,600,000	82,115,196
4.70%, 10/17/2025 (a) (f)	7,700,000	7,652,876
Danske Bank A/S (Denmark)
4.60%, 1/13/2026 (a) (f)	55,845,000	54,952,977
4.56%, 2/6/2026 (a) (f)	144,677,000	141,977,168
DNB Bank ASA (Norway)
4.58%, 11/25/2025 (a) (f)	61,581,000	60,950,749
SEE NOTES TO FINANCIAL STATEMENTS.

232	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Short-Term Investments — continued
Commercial Paper — continued
4.38%, 2/12/2026 (a) (f)	3,000,000	2,942,885
Energy Transfer LP 4.55%, 9/2/2025 (a) (f)	25,000,000	24,987,495
European Investment Bank (Luxembourg) 4.37%, 12/9/2025 (f)	70,422,000	69,599,140
First Abu Dhabi Bank PJSC (United Arab Emirates)
4.51%, 11/10/2025 (a) (f)	13,812,000	13,691,492
4.60%, 11/13/2025 (a) (f)	287,098,000	284,492,586
4.60%, 2/12/2026 (a) (f)	75,034,000	73,583,458
4.29%, 2/27/2026 (a) (f)	112,560,000	110,199,819
Glencore Funding LLC (Australia) 4.66%, 10/31/2025 (a) (f)	189,249,000	187,759,989
HSBC USA, Inc.
4.88%, 12/5/2025 (a) (f)	17,000,000	16,798,723
4.84%, 2/4/2026 (a) (f)	17,000,000	16,679,094
ING US Funding LLC (Netherlands) 4.32%, 10/7/2025 (a) (f)	190,242,000	189,351,877
Intesa Sanpaolo Funding LLC (Italy) 4.52%, 2/23/2026 (f)	114,520,000	111,954,191
KEB Hana Bank (South Korea) 4.60%, 11/26/2025 (a) (f)	20,768,000	20,548,167
Macquarie Bank Ltd. (Australia) 4.62%, 11/20/2025 (a) (f)	82,707,000	81,878,086
Mizuho Bank Ltd. (Japan)
4.62%, 11/18/2025 (a) (f)	106,676,000	105,650,588
4.41%, 6/10/2026 (a) (f)	52,996,000	51,305,968
National Bank of Canada (Canada) 4.40%, 5/13/2026 (a) (f)	28,903,000	28,071,698
NatWest Markets plc (United Kingdom) 4.60%, 11/18/2025 (a) (f)	59,325,000	58,757,034
NTT Finance Americas Inc (Japan) 4.65%, 9/17/2025 (f)	16,700,000	16,661,303
Prudential International Treasury Ltd. (Hong Kong) 4.23%, 8/21/2026 (a) (f)	73,845,000	70,909,033
Standard Chartered Bank (United Kingdom) 4.60%, 1/14/2026 (a) (f)	28,107,000	27,650,028
Sumitomo Mitsui Banking Corp. (Japan) 4.41%, 6/11/2026 (a) (f)	84,943,000	82,222,191
Svenska Handelsbanken AB (Sweden) 4.59%, 11/18/2025 (a) (f)	121,604,000	120,452,556
Ventas Realty LP 4.51%, 9/2/2025 (a) (f)	65,000,000	64,967,487
Total Commercial Paper (Cost $3,023,322,862)		3,023,312,622
INVESTMENTS	SHARES	VALUE($)
Investment Companies — 2.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.23% (g) (h) (Cost $967,759,238)	967,759,238	967,759,238
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.34% (g) (h) (Cost $21,425,205)	21,425,205	21,425,205
	PRINCIPAL AMOUNT($)
Repurchase Agreements — 1.0%
Wells Fargo Securities LLC, 4.91%, dated 8/29/2025, due 2/9/2026, repurchase price $327,157,689, collateralized by Commercial Paper, 0.00%, due 9/12/2025 and Corporate Notes & Bonds, 0.00% - 10.00%, due 10/29/2025 - 9/9/2052, with the value of $350,809,258. (Cost $320,000,000)	320,000,000	320,000,000
Total Short-Term Investments (Cost $6,576,114,229)		6,577,241,769
Total Investments — 98.5% (Cost $32,760,468,189)		32,876,618,458
Other Assets in Excess of Liabilities — 1.5%		514,205,046
NET ASSETS — 100.0%		33,390,823,504

Percentages indicated are based on net assets.

Abbreviations
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate

^	Amount rounds to less than 0.1% of net assets.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2025.
(c)	The security or a portion of this security is on loan at August 31, 2025. The total value of securities on loan at August 31, 2025 is $20,749,826.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	233

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(d)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2025.

(e)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2025.

(f)	The rate shown is the effective yield as of August 31, 2025.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of August 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

234	J.P. Morgan Exchange-Traded Funds	August 31, 2025

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 84.0% (a)
Alabama — 1.3%
Alabama Federal Aid Highway Finance Authority
Series A, Rev., 5.00%, 9/1/2025 (b)	330,000	330,000
Series B, Rev., 5.00%, 9/1/2025 (b)	25,000	25,000
Series 2016A, Rev., 5.00%, 9/1/2026 (b)	3,315,000	3,397,175
Series A, Rev., 5.00%, 9/1/2026 (b)	190,000	194,710
Series B, Rev., 5.00%, 9/1/2026 (b)	100,000	102,479
Series A, Rev., 4.00%, 9/1/2027 (b)	95,000	97,909
Series A, Rev., 5.00%, 9/1/2027 (b)	1,400,000	1,470,006
Alabama Public School and College Authority, Capital improvement
Series 2014B, Rev., 5.00%, 1/1/2026	310,000	311,063
Series 2014B, Rev., 5.00%, 1/1/2027	45,000	45,154
Alabama Public School and College Authority, Capital Improvement Series 2020A, Rev., 5.00%, 11/1/2025	135,000	135,536
Alabama Special Care Facilities Financing Authority-Birmingham, Childrens Hospital Health Care Facility Series 2015, Rev., 5.00%, 6/1/2029	85,000	85,096
Birmingham Airport Authority, Rev., 5.00%, 7/1/2026	20,000	20,420
Black Belt Energy Gas District, Gas Prepay Project No. 4 Series 2019A-1, Rev., 4.00%, 12/1/2025 (c)	25,000,000	25,040,868
Black Belt Energy Gas District, Gas Project No. 6 Series 2021B, Rev., 4.00%, 12/1/2026 (c)	60,000	60,618
Black Belt Energy Gas District, Gas Supply Series 2022D-2, Rev., LIQ : Royal Bank of Canada, (SOFR + 1.40%), 4.34%, 9/8/2025 (d)	25,575,000	25,800,725
City of Homewood, GO, 5.00%, 9/1/2026 (b)	60,000	61,547
County of Jefferson sewer Series 2024, Rev., 5.00%, 10/1/2026	1,020,000	1,045,703
Montgomery Water Works and Sanitary Sewer Board Series 2019A, Rev., 5.00%, 9/1/2025	35,000	35,000
Tuscaloosa City Board of Education Rev., 5.00%, 8/1/2026 (b)	555,000	567,820
Total Alabama		58,826,829
Alaska — 0.9%
Alaska Housing Finance Corp., Home Mortgage Series 2007A, Rev., VRDO, LIQ : FHLB, 2.68%, 9/8/2025 (c)	28,400,000	28,400,000
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Alaska — continued
Alaska Housing Finance Corp., State Capital Project Series II 2021A, Rev., 5.00%, 12/1/2026	935,000	964,338
Alaska Municipal Bond Bank Authority
Series 1, Rev., 5.00%, 12/1/2025	480,000	482,898
Series 3, Rev., 5.00%, 12/1/2026	55,000	56,678
Borough of Matanuska-Susitna, Alaska School General Obligation Series 2025B, GO, 5.00%, 11/1/2026	1,375,000	1,414,932
Borough of Matanuska-Susitna, Goose Creek Correctional Center Project
Rev., 5.00%, 9/1/2025	480,000	480,000
Series 2025A, Rev., 5.00%, 9/1/2028	1,380,000	1,477,980
Series 2025A, Rev., 5.00%, 9/1/2029	3,175,000	3,463,886
Borough of North Slope Series 2022A, GO, 5.00%, 6/30/2028	75,000	80,418
Borough of North Slope, General Purpose Series 2021C, GO, 4.00%, 6/30/2026	120,000	121,663
Municipality of Anchorage
Series B, GO, 5.00%, 9/1/2025	90,000	90,000
Series D, GO, 5.00%, 9/1/2025	45,000	45,000
University of Alaska Series 2015T, Rev., 5.00%, 10/1/2025	500,000	500,865
Total Alaska		37,578,658
Arizona — 1.3%
Arizona Board of Regents, State University
Series 2015A, Rev., 5.00%, 9/17/2025	75,000	75,151
Series 2015B, Rev., 5.00%, 9/17/2025	45,000	45,090
Arizona Health Facilities Authority, Banner Health
Series 2015B, Rev., 2.88%, 9/11/2025 (b) (d)	1,800,000	1,800,156
Series 2015B, Rev., (SIFMA Municipal Swap Index Yield + 0.25%), 2.88%, 9/11/2025 (d)	7,600,000	7,541,418
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC
Series 2022A, Rev., 4.00%, 11/1/2027	4,000,000	4,005,860
Series 2024A, Rev., 5.00%, 11/1/2029	2,100,000	2,244,429
Arizona Sports and Tourism Authority, Senior Lien Multipurpose Stadium Facility Project Series 2022, Rev., 5.00%, 7/1/2026	30,000	30,635
Arizona Water Infrastructure Finance Authority Series 2024, Rev., 5.00%, 10/1/2027	5,520,000	5,824,765
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	235

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Arizona — continued
City of Chandler Series 2016, GO, 5.00%, 7/1/2027	2,000,000	2,097,346
City of Mesa Utility System Series 2017, Rev., 4.00%, 7/1/2027	1,500,000	1,543,545
City of Phoenix Series 2016, GO, 4.00%, 7/1/2026	275,000	278,756
City of Phoenix Civic Improvement Corp.
Series 2020A, Rev., 5.00%, 7/1/2026	25,000	25,552
Series B, Rev., 5.00%, 7/1/2026	230,000	235,078
City of Phoenix Civic Improvement Corp., Civic Plaza Expansion Series 2005B, Rev., NATL - RE, 5.50%, 7/1/2026	25,000	25,663
City of Yuma Municipal Property Corp., Senior Lien Series 2015, Rev., 5.00%, 7/1/2026	2,015,000	2,018,507
County of Pima Sewer System, Rev., 5.00%, 7/1/2026 (b)	150,000	153,138
Maricopa County Industrial Development Authority, Banner Health
Series 2019D, Rev., 5.00%, 5/15/2026 (c)	2,165,000	2,199,614
Series 2023A-1, Rev., 5.00%, 5/15/2026 (c)	6,080,000	6,155,254
Series 2023A-2, Rev., 5.00%, 5/15/2028 (c)	375,000	394,367
Series 2023A3, Rev., 5.00%, 11/1/2030 (c)	3,190,000	3,487,897
Maricopa County Union High School District No. 210-Phoenix, Project of 2023 Series 2025B, GO, 5.00%, 7/1/2027	2,375,000	2,490,162
Pima County Regional Transportation Authority Excise Tax Series 2017, Rev., 5.00%, 6/1/2026	75,000	76,451
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-147, Rev., VRDO, LOC : Royal Bank of Canada, 2.76%, 9/4/2025 (c) (e)	11,000,000	11,000,000
State of Arizona
COP, 5.00%, 9/1/2025 (b)	205,000	205,000
COP, 5.00%, 9/1/2025	95,000	95,000
Series 2019A, COP, 5.00%, 10/1/2025 (b)	850,000	851,709
Series 2019A, COP, 5.00%, 10/1/2026 (b)	490,000	503,956
State of Arizona Lottery
Rev., 5.00%, 7/1/2026 (b)	195,000	199,161
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Arizona — continued
Rev., 5.00%, 7/1/2027 (b)	20,000	20,952
Rev., 5.00%, 7/1/2029 (b)	200,000	219,056
Total Arizona		55,843,668
Arkansas — 0.0% ^
City of Rogers Sales and Use Tax Series 2022, Rev., 5.00%, 11/1/2025	70,000	70,254
University of Central Arkansas, Student Fee Series 2020A, Rev., 5.00%, 11/1/2026	75,000	76,882
Total Arkansas		147,136
California — 2.1%
California Community College Financing Authority, West Valley Mission Community College District Series 2016C, Rev., 5.00%, 6/1/2026 (b)	25,000	25,493
California County Tobacco Securitization Agency, Gold Country Settlement Funding Corp. Series 2020A, Rev., 5.00%, 6/1/2026	1,090,000	1,105,488
California Health Facilities Financing Authority Series 2019C, Rev., 5.00%, 10/1/2025 (b) (c)	175,000	175,356
California Health Facilities Financing Authority, St. Joseph Health System Series 2019C, Rev., 5.00%, 10/1/2025 (c)	20,030,000	20,070,765
California Infrastructure and Economic Development Bank, Colburn School (The), Rev., (SIFMA Municipal Swap Index Yield + 0.90%), 3.53%, 9/11/2025 (d)	28,500,000	28,325,734
California Municipal Finance Authority Series 2021A, Rev., AMT, 3.75%, 10/1/2025 (c)	5,250,000	5,249,676
California Municipal Finance Authority, Waste Management, Inc., Project
Series 2020, Rev., AMT, VRDO, 3.80%, 12/1/2025 (c)	3,800,000	3,800,000
Series 2017A, Rev., AMT, 4.10%, 12/1/2025 (c)	1,500,000	1,500,436
California Pollution Control Financing Authority, Solid Waste Disposal, Republic Services, Inc., Project, Rev., AMT, 3.80%, 2/17/2026 (c) (e)	6,500,000	6,499,661
California Statewide Communities Development Authority, Adventist Health System/West Obligated Group Series 2007A, Rev., 5.00%, 3/1/2027 (c)	775,000	791,199
City of Vernon, Electric System
Series 2021A, Rev., 5.00%, 10/1/2025	200,000	200,347
Series 2021A, Rev., 5.00%, 4/1/2026	25,000	25,318
SEE NOTES TO FINANCIAL STATEMENTS.

236	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
California — continued
Colton Joint Unified School District, Election of 2008 Series 2010B, GO, A.G., 5.80%, 8/21/2026 (b)	65,000	67,298
Desert Community College District Series 2016, GO, 5.00%, 2/1/2026 (b)	50,000	50,576
El Dorado Irrigation District Series 2016C, Rev., 5.00%, 3/1/2026 (b)	40,000	40,571
Glendale Community College District, Election of 2016 Series 2016A, GO, 5.25%, 8/1/2027 (b)	25,000	26,521
Glendale Unified School District Series 2015B, GO, Zero Coupon, 9/1/2025	435,000	302,312
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Bonds Series 2017A-1, Rev., 5.00%, 6/1/2027 (b)	25,000	26,214
Los Angeles Department of Water and Power System
Series 2020A, Rev., 5.00%, 7/1/2026	800,000	815,600
Series 2022E, Rev., 5.00%, 7/1/2026	1,900,000	1,937,050
Series 2016B, Rev., 5.00%, 7/1/2027	1,625,000	1,636,482
Series 2017B, Rev., 5.00%, 7/1/2030	800,000	821,005
Series 2024C, Rev., 5.00%, 7/1/2030	625,000	689,979
Los Angeles Unified School District, Certificates of Participation
Series 2023A, COP, 5.00%, 10/1/2028 (b)	10,000	10,828
Series 2023A, COP, 5.00%, 10/1/2028	10,000	10,866
Metropolitan Water District of Southern California, Waterworks Series 2024B-2, Rev., 5.00%, 7/1/2029 (c)	1,350,000	1,449,155
San Diego Association of Governments Series 2019A, Rev., 5.00%, 11/15/2025 (b)	100,000	100,548
San Diego County Regional Airport Authority, Senior Private Activity
Series 2025B, Rev., AMT, 5.00%, 7/1/2028	1,650,000	1,748,586
Series 2025B, Rev., AMT, 5.00%, 7/1/2029	3,150,000	3,394,791
Series 2025B, Rev., AMT, 5.00%, 7/1/2030	2,200,000	2,399,581
South San Francisco Unified School District, Measure J, Dedicated Unlimited Ad Valorem Property Tax Series 2016C, GO, 4.00%, 9/1/2025	1,160,000	1,160,000
Southern California Public Power Authority
Series 2015C, Rev., 5.00%, 7/1/2026	2,410,000	2,413,719
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
Series 2023-1, Rev., 5.00%, 7/1/2026	1,310,000	1,335,545
State of California, Various Purpose, GO, 5.00%, 10/1/2025	1,780,000	1,783,941
Sunnyvale School District, GO, 5.00%, 9/1/2025 (b)	30,000	30,000
Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corp. Series 2021A, Class 1, Rev., 5.00%, 6/1/2030	400,000	430,272
Total California		90,450,913
Colorado — 2.5%
Adams and Arapahoe Counties Joint School District 28J Aurora, GO, 5.50%, 12/1/2026	4,000,000	4,158,003
City and County of Denver
Series 2024A, GO, 5.00%, 8/1/2026	1,055,000	1,080,908
Series 2024B, GO, 5.00%, 8/1/2026	955,000	978,452
City and County of Denver Pledged Excise Tax Series 2016A, Rev., 5.00%, 8/1/2026	340,000	347,882
City and County of Denver, Airport System
Series 2016A, Rev., 5.00%, 11/15/2025	80,000	80,395
Series 2020A-2, Rev., 5.00%, 11/15/2025	80,000	80,395
Series 2023B, Rev., AMT, 5.00%, 11/15/2026	4,700,000	4,821,330
Series 2023B, Rev., AMT, 5.00%, 11/15/2027	2,000,000	2,095,777
City of Aurora
COP, 5.00%, 12/1/2025	60,000	60,370
Series 2016, Rev., 5.00%, 8/1/2026 (b)	290,000	296,831
COP, 5.00%, 12/1/2027	60,000	63,501
City of Colorado Springs Utilities System
Series 2015A, Rev., 5.00%, 11/15/2025	350,000	351,715
Series 2020A, Rev., 5.00%, 11/15/2025	80,000	80,418
Series 2018A-1, Rev., 5.00%, 11/15/2026	35,000	36,131
Series 2020C, Rev., 5.00%, 11/15/2027	20,000	21,167
Series A-1, Rev., 5.00%, 11/15/2030	1,405,000	1,473,846
Colorado Bridge Enterprise Series 2019A, Rev., 4.00%, 12/1/2026	75,000	76,392
Colorado Health Facilities Authority, Adventhealth Obligated Group
Series 2019B, Rev., 5.00%, 11/19/2026 (b) (c)	2,000,000	2,057,883
Series 2019B, Rev., 5.00%, 11/19/2026 (c)	1,625,000	1,665,378
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	237

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
Colorado Health Facilities Authority, Adventist Health System
Series 2018B, Rev., 5.00%, 11/20/2025 (c)	570,000	572,986
Series 2016C, Rev., 5.00%, 11/15/2026 (c)	3,100,000	3,184,486
Series A-1, Rev., 5.00%, 11/15/2028 (c)	1,350,000	1,435,091
Series 2025A, Rev., 5.00%, 11/15/2030 (c)	1,560,000	1,707,270
Colorado Health Facilities Authority, Children's Hospital Colorado Project Series C, Rev., 5.00%, 12/1/2026	85,000	86,441
Colorado Health Facilities Authority, CommonSpirit Health
Series 2019A-1, Rev., 5.00%, 8/1/2026	340,000	346,702
Series 2019B-2, Rev., 5.00%, 8/1/2026 (c)	1,195,000	1,203,556
Series 2019A-2, Rev., 5.00%, 8/1/2027	5,000,000	5,208,742
Colorado Health Facilities Authority, CommonSpirit Health Obligated Group Series 2022A, Rev., 5.00%, 11/1/2028	700,000	746,699
Colorado Health Facilities Authority, Intermountain Healthcare
Series 2024D, Rev., VRDO, 2.65%, 9/2/2025 (c)	28,100,000	28,100,000
Series 2022B, Rev., 5.00%, 8/17/2026 (c)	2,950,000	3,014,213
Series 2022C, Rev., 5.00%, 8/15/2028 (c)	5,015,000	5,331,008
Colorado Health Facilities Authority, NCMC, Inc., Project
Rev., 4.00%, 5/15/2026 (b)	350,000	353,363
Series 2016, Rev., 4.00%, 5/15/2026 (b)	1,045,000	1,055,041
Series 2025-XM1212, Rev., 4.00%, 5/15/2026 (b)	180,000	181,730
Series 2016, Rev., 5.00%, 5/15/2026 (b)	135,000	137,230
Colorado Health Facilities Authority, Parkview Medical center, Inc. Project, Rev., 4.00%, 9/1/2026 (b)	465,000	471,514
Colorado Health Facilities Authority, Sanford Health Series 2019A, Rev., 5.00%, 11/1/2029	190,000	205,881
Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project Series 2017, Rev., 5.00%, 6/1/2027 (b)	35,000	36,466
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Colorado — continued
Colorado Higher Education, Capital Construction, Lease Purchase Financing Program Series 2014A, COP, 5.00%, 11/1/2025	340,000	341,407
Colorado Springs School District No. 11 Facilities Corp.
COP, 5.00%, 12/15/2028	375,000	403,219
COP, 5.00%, 12/15/2029	350,000	381,962
County of Adams, COP, 5.00%, 12/1/2025	250,000	251,566
E-470 Public Highway Authority Series 2020A, Rev., 5.00%, 9/1/2026	75,000	76,874
Garfield Pitkin and Eagle Counties School District No. Re-1 Roaring Fork
GO, 5.00%, 12/15/2025 (b)	75,000	75,534
Series 2016, GO, 5.00%, 12/15/2025 (b)	25,000	25,178
Platte River Power Authority Series JJ, Rev., 4.00%, 6/1/2026	65,000	65,818
Regional Transportation District, COP, 5.00%, 6/1/2030	1,990,000	2,203,448
Regional Transportation District, Denver Transit Partners Series 2020A, Rev., 5.00%, 7/15/2026	950,000	965,132
State of Colorado
Series 2020A, COP, 5.00%, 9/1/2025	130,000	130,000
Series 2018A, COP, 5.00%, 12/15/2025	20,000	20,134
Series 2018A, COP, 5.00%, 12/15/2026	25,000	25,783
Series 2018L, COP, 5.00%, 3/15/2027	145,000	150,911
Series 2021A, COP, 5.00%, 12/15/2028	25,000	27,046
Series 2020A, COP, 5.00%, 9/1/2029	75,000	82,273
University of Colorado Series 2007A, Rev., NATL - RE, 5.00%, 6/1/2026	110,000	112,137
University of Colorado, Enterprise System
Series 2016B-1, Rev., 4.00%, 6/1/2026 (b)	290,000	293,416
Series 2021C-3B, Rev., 2.00%, 10/15/2026 (c)	6,250,000	6,170,584
Series 2017A-2, Rev., 5.00%, 6/1/2028	55,000	58,943
University of Colorado, Hospital Authority Series 2018C, Rev., VRDO, LIQ : TD Bank NA, 2.75%, 9/2/2025 (c)	25,000,000	25,000,000
Total Colorado		110,066,558
Connecticut — 0.9%
Connecticut State Health and Educational Facilities Authority, University System Issue Series L, Rev., 3.00%, 11/1/2026	120,000	120,025
SEE NOTES TO FINANCIAL STATEMENTS.

238	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Connecticut — continued
Connecticut State Health and Educational Facilities Authority, Yale University Series 2017C-1, Rev., 5.00%, 2/1/2028 (c)	60,000	63,638
State of Connecticut
Series F, GO, 5.00%, 11/15/2025	25,000	25,126
Series 2016A, GO, 4.00%, 3/15/2026	20,000	20,168
Series 2016A, GO, 5.00%, 3/15/2026	25,000	25,342
Series 2025B, GO, 5.00%, 12/1/2026	14,625,000	15,098,524
Series 2025B, GO, 5.00%, 12/1/2027	6,500,000	6,884,579
Series E, GO, 5.00%, 10/15/2028	2,150,000	2,211,068
Series 2022E, GO, 5.00%, 11/15/2028	35,000	37,887
Series 2025B, GO, 5.00%, 12/1/2028	1,910,000	2,069,485
Series 2019A, GO, 5.00%, 4/15/2029	500,000	545,914
Series 2018E, GO, 5.00%, 9/15/2030	1,665,000	1,780,494
Series 2022D, GO, 5.00%, 9/15/2030	250,000	279,193
State of Connecticut Special Tax
Series A, Rev., 5.00%, 9/1/2025	275,000	275,000
Series 2018B, Rev., 5.00%, 10/1/2025	220,000	220,437
Series 2018C, Rev., 5.00%, 10/1/2025	260,000	260,516
Series 2021D, Rev., 5.00%, 11/1/2025	250,000	251,034
Series 2021A, Rev., 5.00%, 5/1/2026	600,000	610,600
Series 2022A, Rev., 5.00%, 7/1/2026	60,000	61,334
Series B, Rev., 5.00%, 8/1/2026	90,000	90,157
Series 2018B, Rev., 5.00%, 10/1/2026	80,000	82,329
Series 2023B, Rev., 5.00%, 7/1/2028	30,000	32,209
Series 2024A-1, Rev., 5.00%, 7/1/2029	45,000	49,339
Series A, Rev., 5.00%, 9/1/2029	100,000	102,454
Town of Groton, GO, BAN, 4.25%, 4/23/2026	6,900,000	6,956,394
University of Connecticut Series 2015A, Rev., 5.00%, 2/15/2026	25,000	25,046
Total Connecticut		38,178,292
Delaware — 0.3%
County of New Castle Series 2015, GO, 5.00%, 10/1/2025 (b)	45,000	45,092
Delaware Transportation Authority Series 2016, Rev., 5.00%, 7/1/2026	1,010,000	1,032,632
State of Delaware Series 2023A, GO, 5.00%, 5/1/2026	125,000	127,250
University of Delaware
Series 2013C, Rev., VRDO, LIQ : TD Bank NA, 2.75%, 9/2/2025 (c)	12,515,000	12,515,000
Series 2019, Rev., 5.00%, 11/1/2025	100,000	100,422
Total Delaware		13,820,396
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

District of Columbia — 1.1%
District of Columbia
Series 2019A, GO, 5.00%, 10/15/2025	60,000	60,184
Series 2023B, GO, 5.00%, 6/1/2026	25,000	25,498
Series D, GO, 5.00%, 6/1/2026	25,000	25,498
Series 2024C, GO, 5.00%, 12/1/2027	5,105,000	5,406,166
Series 2017D, GO, 5.00%, 6/1/2029	2,000,000	2,085,090
District of Columbia Housing Finance Agency, Multi Family Housing Edgewood Apartments Project Series 2023, Rev., FHA, 5.00%, 6/1/2026 (c)	6,275,000	6,294,564
District of Columbia Housing Finance Agency, Paxton Project Series 2022, Rev., VRDO, 2.95%, 12/1/2025 (c)	5,150,000	5,150,000
District of Columbia Income Tax
Series 2019C, Rev., 5.00%, 10/1/2025	350,000	350,653
Series 2022C, Rev., 5.00%, 12/1/2026	55,000	56,799
Series 2020A, Rev., 5.00%, 3/1/2027	20,000	20,787
District of Columbia Water and Sewer Authority Series A, Rev., 5.00%, 10/1/2025	90,000	90,174
District of Columbia, Children's Hospital Obligated Group
Series 2015, Rev., 5.00%, 7/15/2027	230,000	231,821
Series 2015, Rev., 5.00%, 7/15/2028	265,000	267,219
Series 2015, Rev., 5.00%, 7/15/2029	100,000	100,815
District of Columbia, Federal Highway Series 2020, Rev., 5.00%, 12/1/2028	45,000	48,541
District of Columbia, National Public Radio, Inc., Issue Series 2016, Rev., 5.00%, 4/1/2026 (b)	25,000	25,355
Metropolitan Washington Airports Authority Aviation
Series 2010C-2, Rev., VRDO, LOC : TD Bank NA, 2.63%, 9/11/2025 (c)	20,100,000	20,100,000
Series 2019B, Rev., 5.00%, 10/1/2026	30,000	30,825
Series 2021A, Rev., AMT, 5.00%, 10/1/2028	1,355,000	1,441,716
Series 2024A, Rev., AMT, 5.00%, 10/1/2030	3,500,000	3,824,801
Metropolitan Washington Airports Authority Dulles Toll Road, Second Line Series 2009C, Rev., A.G., 6.50%, 10/1/2026 (b)	1,075,000	1,119,896
Washington Metropolitan Area Transit Authority
Series 2018, Rev., 5.00%, 7/1/2026	20,000	20,430
Series A-1, Rev., 5.00%, 7/1/2026	280,000	286,017
Series A-1, Rev., 5.00%, 7/1/2027	100,000	104,590
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	239

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
District of Columbia — continued
Series 2017B, Rev., 5.00%, 7/1/2028	30,000	31,354
Series A-1, Rev., 5.00%, 7/1/2028	25,000	26,128
Washington Metropolitan Area Transit Authority Dedicated
Series 2021A, Rev., 5.00%, 7/15/2026	30,000	30,684
Series 2021A, Rev., 5.00%, 7/15/2030	80,000	88,686
Total District of Columbia		47,344,291
Florida — 4.2%
Alachua County School Board Series 2020, COP, A.G., 5.00%, 7/1/2027	20,000	20,898
Central Florida Expressway Authority, Senior Lien
Series 2016B, Rev., 5.00%, 7/1/2026	95,000	96,991
Series 2019B, Rev., 5.00%, 7/1/2026	45,000	45,943
Series 2016B, Rev., 5.00%, 7/1/2027	535,000	545,317
Series 2021, Rev., A.G., 5.00%, 7/1/2027	300,000	314,192
Series 2016B, Rev., 5.00%, 7/1/2028	1,000,000	1,020,017
Series 2017, Rev., 5.00%, 7/1/2029	50,000	52,164
Series 2019B, Rev., 5.00%, 7/1/2029	75,000	81,674
City of Gainesville, Utilities System
Series 2017A, Rev., 5.00%, 10/1/2028	1,000,000	1,049,938
Series B, Rev., 5.00%, 10/1/2029	50,000	50,075
City of Jacksonville
Rev., 5.00%, 10/1/2025	50,000	50,101
Series 2020A, Rev., 5.00%, 10/1/2025	280,000	280,566
Series 2021A, Rev., 5.00%, 10/1/2025	150,000	150,303
Series 2022A, Rev., 5.00%, 10/1/2025	75,000	75,152
Series 2023A, Rev., 5.00%, 10/1/2025	100,000	100,202
Series 2024, Rev., 5.00%, 10/1/2025	720,000	721,456
Series B, Rev., 5.00%, 10/1/2025 (b)	195,000	195,368
Series 2015, Rev., 5.00%, 10/1/2026	20,000	20,040
Series A, Rev., 5.00%, 10/1/2026	25,000	25,716
Rev., 5.00%, 10/1/2029	165,000	165,319
City of Jacksonville, Health Care Facilities, Baptist Health Series 2019C, Rev., VRDO, 2.65%, 9/11/2025 (c)	17,400,000	17,400,000
City of Lakeland, Department of Electric Utilities
Series 2016, Rev., 5.00%, 10/1/2025	80,000	80,158
Rev., 5.00%, 10/1/2026	310,000	314,300
Series 2010A, Rev., A.G., 5.25%, 10/1/2028	1,000,000	1,080,459
City of Miami Beach Water and Sewer Series 2017, Rev., 5.00%, 9/1/2025	125,000	125,000
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
City of Orlando Series 2016B, Rev., 5.00%, 10/1/2025	25,000	25,048
City of South Miami Health Facilities Authority, Inc., Baptist Health South, Rev., 5.00%, 8/15/2028	45,000	46,930
City of Tallahassee, Energy System
Series 2020, Rev., 5.00%, 10/1/2025	130,000	130,260
Series 2020, Rev., 5.00%, 10/1/2027	85,000	89,644
Ciy of Jacksonville Sales Tax Series 2016, Rev., 5.00%, 10/1/2025	25,000	25,051
Collier County Water-Sewer District Series 2016, Rev., 5.00%, 7/1/2026 (b)	200,000	204,267
County of Broward, Airport System
Series Q-1, Rev., 5.00%, 10/1/2025	195,000	195,248
Series 2013C, Rev., 5.25%, 10/1/2026	100,000	100,201
County of Hillsborough, Community Investment Tax, Rev., 5.00%, 11/1/2025	160,000	160,656
County of Lee Series 2015, Rev., 5.00%, 10/1/2025	85,000	85,171
County of Lee, Airport Series 2021A, Rev., AMT, 5.00%, 10/1/2028	2,000,000	2,125,562
County of Manatee Series 2022, Rev., 5.00%, 10/1/2025	2,400,000	2,404,539
County of Miami-Dade
Series 2016B, Rev., 5.00%, 4/1/2026	280,000	284,308
Series 2017A, Rev., 5.00%, 4/1/2026	195,000	198,000
Series 2016B, Rev., 5.00%, 4/1/2027	175,000	177,568
Series 2016B, Rev., 5.00%, 4/1/2028	20,000	20,289
County of Miami-Dade, Aviation System
Series 2020A, Rev., 5.00%, 10/1/2025	335,000	335,693
Series A, Rev., 5.00%, 10/1/2025	320,000	320,662
Series B, Rev., 5.00%, 10/1/2026	695,000	696,336
Series A, Rev., 5.00%, 10/1/2027	165,000	169,168
Series A, Rev., 5.00%, 10/1/2028	2,105,000	2,157,857
Series A, Rev., 5.00%, 10/1/2029	20,000	20,487
County of Miami-Dade, Building Better Communities Program
Series 2015B, GO, 5.00%, 7/1/2026	270,000	270,498
Series 2015D, GO, 5.00%, 7/1/2026	45,000	45,999
Series 2015D, GO, 5.00%, 7/1/2028	90,000	91,772
County of Miami-Dade, Water and Sewer System
Series 2015, Rev., 5.00%, 10/1/2025	665,000	666,340
Series 2015, Rev., 5.00%, 10/1/2026	215,000	215,430
Series 2017B, Rev., 5.00%, 10/1/2027	45,000	47,477
SEE NOTES TO FINANCIAL STATEMENTS.

240	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
County of Seminole Water and Sewer Series 2015A, Rev., 5.00%, 10/1/2025 (b)	55,000	55,106
County of St. Lucie, Power and Light Co., Project, Rev., VRDO, 2.75%, 9/8/2025 (c)	35,750,000	35,750,000
Duval County Public Schools
Series 2022A, COP, A.G., 5.00%, 7/1/2026	415,000	423,526
Series 2022A, COP, A.G., 5.00%, 7/1/2028	55,000	58,856
Series 2022A, COP, A.G., 5.00%, 7/1/2029	40,000	43,682
Escambia County School Board Series 2020A, COP, 5.00%, 2/1/2026	365,000	368,665
Florida Atlantic University Housing System Series 2016A, Rev., 5.00%, 7/1/2028	1,070,000	1,090,378
Florida Department of Environmental Protection
Series 2015A, Rev., 5.00%, 7/1/2026	500,000	500,924
Series 2016A, Rev., 5.00%, 7/1/2026	80,000	81,746
Series 2017A, Rev., 5.00%, 7/1/2026	100,000	102,182
Series 2018A, Rev., 5.00%, 7/1/2026	340,000	347,420
Series 2019B, Rev., 5.00%, 7/1/2026	195,000	199,256
Series 2016A, Rev., 5.00%, 7/1/2027	720,000	735,643
Series 2017A, Rev., 5.00%, 7/1/2027	150,000	157,161
Series 2017A, Rev., 5.00%, 7/1/2028	195,000	208,836
Series 2018A, Rev., 5.00%, 7/1/2028	25,000	26,774
Florida Department of Management Services
Series 2017A, Rev., 5.00%, 9/1/2025	75,000	75,000
Series 2018A, COP, 5.00%, 11/1/2026	420,000	432,389
Series 2018A, COP, 5.00%, 11/1/2027	880,000	929,932
Series 2018A, COP, 5.00%, 11/1/2028	40,000	43,246
Series 2018A, COP, 5.00%, 11/1/2029	50,000	55,083
Florida Gulf Coast University Financing Corp., Housing Project Series 2008A, Rev., VRDO, LOC : TD Bank NA, 2.60%, 9/11/2025 (c)	8,800,000	8,800,000
Florida Higher Educational Facilities Financing Authority, Rollins College Project Series 2012B, Rev., 3.13%, 12/1/2025	100,000	99,985
Florida Housing Finance Corp., Culmer Apartments Series 2023C, Rev., 5.00%, 12/1/2025 (c)	4,715,000	4,738,083
Florida Local Government Finance Commission, Fleet Landing at Nocatee Project Series 2025B-3, Rev., 4.20%, 11/15/2030 (e) (f)	6,300,000	6,327,234
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
Florida Municipal Power Agency, All-Requirements Power Supply Project
Series 2015B, Rev., 5.00%, 10/1/2025	2,080,000	2,084,011
Series 2015B, Rev., 5.00%, 10/1/2025 (b)	600,000	601,157
Series 2017A, Rev., 5.00%, 10/1/2025	340,000	340,686
Series 2016A, Rev., 5.00%, 10/1/2026	680,000	698,692
Series 2017A, Rev., 5.00%, 10/1/2026	75,000	77,062
Series 2016A, Rev., 5.00%, 10/1/2027	170,000	174,512
Series 2017A, Rev., 5.00%, 10/1/2027	150,000	157,726
Series 2018A, Rev., 4.00%, 10/1/2028	115,000	117,300
Series 2016A, Rev., 5.00%, 10/1/2028	2,240,000	2,299,455
Fort Pierce Utilities Authority Series 2022A, Rev., A.G., 5.00%, 10/1/2027	175,000	183,613
FSU Financial Assistance, Inc. Series 2012C, Rev., 3.00%, 10/1/2025	100,000	100,001
Greater Orlando Aviation Authority Series 2017A, Rev., AMT, 5.00%, 10/1/2027 (b)	1,365,000	1,428,897
Hillsborough County Aviation Authority, Tampa International Airport Series 2022A, Rev., AMT, 5.00%, 10/1/2027	3,000,000	3,134,797
Hillsborough County Industrial Development Authority, Baycare Health System Series 2024E, Rev., VRDO, LIQ : Royal Bank of Canada, 2.62%, 9/2/2025 (c)	20,000,000	20,000,000
Hillsborough County School Board, Master Lease Program, COP, 5.00%, 7/1/2029	3,100,000	3,316,456
JEA Electric System
Series 2017B, Rev., 5.00%, 10/1/2027	7,000,000	7,360,529
Series 2020A, Rev., 5.00%, 10/1/2028	145,000	155,866
Series 2017B, Rev., 5.00%, 10/1/2029	75,000	78,792
JEA Water and Sewer System
Series 2008A-1, Rev., VRDO, LIQ : US Bank NA, 3.85%, 9/2/2025 (c)	12,100,000	12,100,000
Series 2017A, Rev., 5.00%, 10/1/2025	25,000	25,051
Lee County School Board (The)
Series 2014B, COP, 5.00%, 8/1/2026	25,000	25,044
Series 2019A, COP, 5.00%, 8/1/2026	215,000	219,976
Miami-Dade County Expressway Authority, Toll System
Series 2014A, Rev., 5.00%, 7/1/2027	375,000	375,603
Series 2014B, Rev., 5.00%, 7/1/2027	1,000,000	1,001,607
Series 2016A, Rev., 5.00%, 7/1/2028	260,000	264,579
Series 2014A, Rev., 5.00%, 7/1/2029	150,000	150,237
Series 2016A, Rev., 5.00%, 7/1/2029	25,000	25,428
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	241

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
Miami-Dade County Housing Finance Authority, Quail Roost Transit Village Series 2023, Rev., VRDO, 5.00%, 9/1/2025 (c)	4,985,000	4,985,000
Miami-Dade County Housing Finance Authority, Santa Clara II Apartments Series 2023, Rev., 5.00%, 10/1/2025 (c)	5,225,000	5,232,933
Mid-Bay Bridge Authority
Series A, Rev., 5.00%, 10/1/2025	3,120,000	3,125,503
Series C, Rev., 5.00%, 10/1/2025	2,750,000	2,754,851
Okaloosa County School Board Series 2022A, COP, 5.00%, 10/1/2027	65,000	68,294
Orange County Convention Center
Series 2016B, Rev., 5.00%, 10/1/2026	155,000	159,262
Series 2017, Rev., 5.00%, 10/1/2027	135,000	142,260
Series 2017, Rev., 5.00%, 10/1/2028	35,000	37,709
Orange County Health Facilities Authority, Orlando Health Obligated Group
Series 2019B, Rev., 5.00%, 10/1/2025	1,120,000	1,122,205
Series 2019B, Rev., 5.00%, 10/1/2026	100,000	102,793
Series 2023A, Rev., 5.00%, 10/1/2028	55,000	59,092
Series 2023A, Rev., 5.00%, 10/1/2029	55,000	60,089
Orange County School Board
Series 2016C, COP, 5.00%, 8/1/2026 (b)	1,000,000	1,023,098
Series 2017B, COP, 5.00%, 8/1/2026	335,000	342,477
Series 2016B, COP, 5.00%, 8/1/2027	100,000	102,198
Orlando Utilities Commission
Series 2012A, Rev., 5.00%, 10/1/2025	310,000	310,614
Series 2018A, Rev., 5.00%, 10/1/2025	470,000	470,931
Series 2020A, Rev., 5.00%, 10/1/2026	60,000	61,686
Series 2020A, Rev., 5.00%, 10/1/2027	50,000	52,732
Orlando Utilities Commission, Utility System Series 2013A, Rev., 5.00%, 10/1/2025	770,000	771,526
Palm Beach County School District
Series 2018B, COP, 5.00%, 8/1/2028	115,000	123,525
Series B, COP, 5.00%, 8/1/2028	100,000	107,413
Pasco County School Board Series 2022A, COP, 5.00%, 8/1/2027	90,000	94,162
Polk County School District Series 2019, Rev., 5.00%, 10/1/2025	370,000	370,761
Sarasota County School Board, Florida Certificates of Participation Master Lease Program
Series 2022A, COP, 5.00%, 7/1/2026	255,000	260,366
Series 2023A, COP, 5.00%, 7/1/2029	20,000	21,818
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
School Board of Miami-Dade County (The), Florida Certificates of Participation
Series 2016B, COP, 5.00%, 8/1/2026	25,000	25,540
Series 2015D, COP, 5.00%, 2/1/2027	2,400,000	2,422,050
Series 2016B, COP, 5.00%, 8/1/2027	95,000	97,027
Series 2015D, COP, 5.00%, 2/1/2028	190,000	191,815
School District of Broward County, Florida Certificates of Participation
Series A, COP, 5.00%, 7/1/2026	40,000	40,802
Series C, COP, 5.00%, 7/1/2026	20,000	20,401
Series A, COP, 5.00%, 7/1/2027	1,070,000	1,091,344
Series B, COP, 5.00%, 7/1/2027	375,000	382,480
Series A, COP, 5.00%, 7/1/2028	350,000	356,570
Series 2019A, COP, 5.00%, 7/1/2029	130,000	141,519
Series 2019B, COP, 5.00%, 7/1/2029	75,000	81,646
South Broward Hospital District, Memorial Healthcare System, Rev., 4.00%, 5/1/2026	215,000	216,966
South Florida Water Management District, COP, 5.00%, 10/1/2025	245,000	245,477
State of Florida Board of Education, Public Education Capital Outlay
Series 2015A, GO, 5.00%, 6/1/2026	35,000	35,039
Series 2017B, GO, 5.00%, 6/1/2026	30,000	30,601
Series 2021B, GO, 5.00%, 7/1/2026	50,000	51,091
State of Florida Department of Transportation
Series 2019A, Rev., 5.00%, 7/1/2026	40,000	40,873
Series 2021A, Rev., 5.00%, 7/1/2027	60,000	62,920
Rev., 5.00%, 7/1/2030	25,000	27,848
State of Florida Department of Transportation Turnpike System
Series 2016B, Rev., 2.50%, 7/1/2026	20,000	19,956
Series 2018A, Rev., 5.00%, 7/1/2026	125,000	127,780
Series 2021B, Rev., 5.00%, 7/1/2026	25,000	25,556
Series 2024A, Rev., 6.00%, 7/1/2029	20,000	22,615
State of Florida Department of Transportation, Indirect Garvees Series 2019A, Rev., 5.00%, 7/1/2029	160,000	174,851
State of Florida Lottery Series 2017A, Rev., 5.00%, 7/1/2028	45,000	48,231
State of Florida, Department of Education Series 2018A, Rev., 5.00%, 7/1/2027	65,000	67,735
State of Florida, Department of Transportation
Series 2019A, Rev., 5.00%, 7/1/2027	45,000	47,190
Series 2019A, Rev., 5.00%, 7/1/2028	25,000	26,852
SEE NOTES TO FINANCIAL STATEMENTS.

242	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Florida — continued
State of Florida, Department of Transportation Turnpike System Series 2025A, Rev., 5.00%, 7/1/2029	2,990,000	3,280,154
State of Florida, Full Faith and Credit, Board of Education, Public Education Capital Outlay Series 2023A, GO, 5.00%, 6/1/2026	155,000	158,103
State of Florida, Public Education Capital Outlay
Series 2016E, GO, 5.00%, 6/1/2026	315,000	321,306
Series 2017C, GO, 5.00%, 6/1/2026	20,000	20,400
Series 2021B, GO, 5.00%, 6/1/2029	40,000	43,839
State of Florida, Right of Way Acquisition and Bridge Construction
Series 2017A, GO, 5.00%, 7/1/2026	25,000	25,546
Series 2019A, GO, 5.00%, 7/1/2026	40,000	40,873
Tampa Bay Water, Regional Water Supply Authority, Utility System Series 2016C, Rev., 5.00%, 10/1/2025	75,000	75,149
Tohopekaliga Water Authority, Utility System, Rev., 5.00%, 10/1/2025	180,000	180,364
Total Florida		185,751,801
Georgia — 0.3%
Albany-Dougherty Payroll Development Authority, Procter & Gamble Paper Products Series 1999, Rev., 5.20%, 5/15/2028	25,000	26,467
City of Atlanta Water and Wastewater
Series 2015, Rev., 5.00%, 11/1/2025	95,000	95,183
Series 2004, Rev., A.G., 5.75%, 11/1/2025	20,000	20,114
Series 2017A, Rev., 5.00%, 11/1/2027 (b)	140,000	148,017
Series 2018C, Rev., 5.00%, 11/1/2027 (b)	30,000	31,718
Series 2004, Rev., A.G., 5.75%, 11/1/2027	1,350,000	1,450,116
City of Atlanta, Water and Wastewater
Rev., 5.00%, 11/1/2026	195,000	195,394
Series 2017A, Rev., 5.00%, 11/1/2027 (b)	50,000	52,863
Columbus Medical Center Hospital Authority, Piedmont Healthcare Inc., Project Series 2019A, Rev., 5.00%, 7/1/2026 (c)	535,000	538,767
County of Carroll Series 2021, GO, 5.00%, 6/1/2026	135,000	137,436
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Georgia — continued
County of DeKalb, Special Transportation, Parks and Greenspace and Libraries Tax, GO, 5.00%, 12/1/2025	40,000	40,254
County of DeKalb, Water and Sewerage Series 2006B, Rev., 5.25%, 10/1/2025	20,000	20,045
Development Authority for Fulton County Series 2017B, Rev., 5.00%, 11/1/2025	100,000	100,417
Development Authority of Burke County (The), Georgia Power Co. Plant Vogtle Project Series 2012-2, Rev., 3.30%, 8/21/2029 (c)	3,250,000	3,267,209
Development Authority of Monroe County (The), Georgia Power Co. Plant Scherer Project Series 2006-2, Rev., 3.88%, 3/6/2026 (c)	350,000	351,375
Floyd County Hospital Authority, Floyd Medical Center Project, Rev., GTD, 5.00%, 7/1/2026 (b)	20,000	20,377
Georgia State Road and Tollway Authority Series 2020, Rev., 5.00%, 6/1/2026	60,000	61,219
Henry County School District Series 2016, GO, 4.00%, 8/1/2026 (b)	75,000	76,093
Henry County Water Authority Series 2021, Rev., 5.00%, 2/1/2026	70,000	70,738
Metropolitan Atlanta Rapid Transit Authority, Sales Tax Series 2017D, Rev., 4.00%, 7/1/2029	1,275,000	1,303,926
Municipal Electric Authority of Georgia Project Series 2016A, Rev., 5.00%, 1/1/2026	265,000	267,069
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4 Project Series 2019A, Rev., 5.00%, 1/1/2026	3,575,000	3,601,123
Private Colleges and Universities Authority, Emory University
Series 2020B, Rev., 5.00%, 9/1/2025 (b)	670,000	670,000
Series 2019A, Rev., 5.00%, 9/1/2026	25,000	25,647
Richmond County Board of Education, Sales Tax, GO, 5.00%, 10/1/2025	550,000	551,117
State of Georgia
Series 2016E, GO, 5.00%, 12/1/2025	65,000	65,433
Series 2018A, GO, 5.00%, 7/1/2026	55,000	56,297
Series 2016A, GO, 5.00%, 2/1/2027	25,000	25,286
Total Georgia		13,269,700
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	243

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Guam — 0.0% ^
Territory of Guam (Guam)
Series 2025G, Rev., 5.00%, 1/1/2028	500,000	522,149
Series 2025G, Rev., 5.00%, 1/1/2029	850,000	901,164
Total Guam		1,423,313
Hawaii — 0.1%
City and County of Honolulu
Series A, GO, 5.00%, 9/1/2025	25,000	25,000
Series A, GO, 5.00%, 10/1/2025 (b)	70,000	70,141
Series C, GO, 5.00%, 10/1/2025	3,600,000	3,607,238
Series C, GO, 5.00%, 10/1/2025 (b)	50,000	50,101
Series 2012C, GO, 3.00%, 11/1/2025	175,000	175,025
Series A, GO, 5.00%, 9/1/2026	20,000	20,522
City and County of Honolulu, Rail Transit Project
Series 2019A, GO, 5.00%, 9/1/2025	175,000	175,000
Series 2020B, GO, 5.00%, 3/1/2026	25,000	25,322
Series 2021E, GO, 5.00%, 3/1/2026	350,000	354,505
County of Hawaii Series C, GO, 5.00%, 9/1/2026	20,000	20,269
County of Maui Series 2018, GO, 5.00%, 9/1/2025	40,000	40,000
State of Hawaii
Series EY, GO, 5.00%, 10/1/2025	55,000	55,113
Series EZ, GO, 5.00%, 10/1/2025	85,000	85,174
Series FG, GO, 5.00%, 10/1/2025	25,000	25,051
Series FN, GO, 5.00%, 10/1/2025	25,000	25,051
Series FH, GO, 5.00%, 10/1/2026	135,000	138,930
Series ET, GO, 5.00%, 10/1/2028	25,000	25,041
Series 2016FB, GO, 4.00%, 4/1/2029	125,000	125,802
Series EO, GO, 5.00%, 8/1/2029	40,000	40,056
State of Hawaii State Highway Fund Series B, Rev., 5.00%, 1/1/2028	35,000	35,707
Total Hawaii		5,119,048
Idaho — 0.0% ^
Idaho Health Facilities Authority, Trinity Health Series 2015ID, Rev., 5.50%, 12/1/2027	95,000	95,506
Idaho Housing and Finance Association, Federal Highway Trust Series 2015A, Rev., 5.00%, 7/15/2026	70,000	71,632
Idaho State Building Authority, Sales Tax Series 2024A, Rev., 5.00%, 6/1/2026	245,000	249,887
Total Idaho		417,025
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Illinois — 3.2%
Chicago O'Hare International Airport, General Airport, Senior Lien
Series 2020B, Rev., 5.00%, 1/1/2026	40,000	40,312
Series 2022D, Rev., 5.00%, 1/1/2026	215,000	216,678
Series E, Rev., 5.00%, 1/1/2026	225,000	226,757
Series 2022D, Rev., 5.00%, 1/1/2027	30,000	30,989
Series A, Rev., 5.00%, 1/1/2027	70,000	72,308
Series C, Rev., 5.00%, 1/1/2027	310,000	312,558
Series C, Rev., 5.00%, 1/1/2028	885,000	891,856
Series C, Rev., 5.00%, 1/1/2028	60,000	61,986
Series E, Rev., 5.25%, 1/1/2028	125,000	129,543
Series C, Rev., 5.00%, 1/1/2029	180,000	181,378
City of Chicago Series 1999, GO, NATL - RE, Zero Coupon, 1/1/2027 (b)	3,900,000	3,755,252
City of Chicago, Capital Appreciation City College Series 1999, GO, NATL - RE, Zero Coupon, 1/1/2028 (b)	10,925,000	10,231,481
City of Decatur
GO, 4.00%, 3/1/2026	340,000	342,345
GO, 4.00%, 3/1/2027	200,000	204,236
Cook Kane Lake and McHenry Counties Community College District No. 512, William Rainey Harper College Series 2017B, GO, 5.00%, 12/1/2027	375,000	395,666
County of Cook
Series 2021A, GO, 5.00%, 11/15/2025	75,000	75,369
Series 2022A, GO, 5.00%, 11/15/2025	370,000	371,822
Series 2021B, GO, 4.00%, 11/15/2026	120,000	122,255
Series 2016A, GO, 5.00%, 11/15/2027	45,000	46,252
Series 2021A, GO, 5.00%, 11/15/2028	110,000	118,402
County of Will Series 2016, GO, 5.00%, 11/15/2025 (b)	120,000	120,613
Du Page Cook and Will Counties Community College District No. 502 Series 2023, GO, 5.00%, 6/1/2026	595,000	606,182
Illinois Development Finance Authority, Solid waste Management, Inc. Project, Rev., AMT, 4.25%, 11/3/2025 (c)	10,500,000	10,508,043
Illinois Finance Authority, Clean Water Initiative Revolving Fund
Series 2019, Rev., 5.00%, 1/1/2026	285,000	287,367
Series 2020, Rev., 5.00%, 1/1/2026	40,000	40,332
Series 2020, Rev., 5.00%, 7/1/2026	75,000	76,606
Rev., 5.00%, 1/1/2027	2,820,000	2,915,599
Series 2020, Rev., 5.00%, 1/1/2029	35,000	37,883
SEE NOTES TO FINANCIAL STATEMENTS.

244	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Illinois Finance Authority, Edward Elmhurst Healthcare
Series 2017A, Rev., 4.00%, 1/1/2027 (b)	45,000	45,905
Series 2017A, Rev., 5.00%, 1/1/2027 (b)	975,000	1,007,294
Illinois Finance Authority, Northwestern Memorial Healthcare Series 2017A, Rev., 5.00%, 7/15/2028	20,000	21,082
Illinois Finance Authority, Northwestern University Series 2015, Rev., 5.00%, 12/1/2026	80,000	80,456
Illinois Finance Authority, Presbyterian Homes Obligated Group Series 2021B, Rev., (SIFMA Municipal Swap Index Yield + 0.70%), 3.33%, 9/11/2025 (d)	5,790,000	5,756,068
Illinois Finance Authority, Presence Health Network
Series 2016C, Rev., 4.00%, 2/15/2027 (b)	1,355,000	1,384,822
Series 2016C, Rev., 5.00%, 2/15/2028	520,000	537,558
Illinois Finance Authority, Rush University Medical Center Obligated Group
Series 2015A, Rev., 5.00%, 11/15/2025	1,340,000	1,341,307
Series 2015A, Rev., 5.00%, 11/15/2027	185,000	185,187
Series 2015A, Rev., 5.00%, 11/15/2028	175,000	175,164
Illinois Finance Authority, State Clean Water Initiative
Series 2016, Rev., 4.00%, 7/1/2026	110,000	110,515
Series 2019, Rev., 5.00%, 7/1/2026	205,000	209,388
Series 2016, Rev., 5.00%, 1/1/2027	20,000	20,159
Series 2017, Rev., 5.00%, 7/1/2027	170,000	175,909
Series 2016, Rev., 5.00%, 1/1/2028	395,000	398,137
Illinois Finance Authority, Swedish Covenant Hospital
Series 2016A, Rev., 5.00%, 8/15/2026 (b)	380,000	388,246
Series 2016A, Rev., 5.25%, 8/15/2026 (b)	1,060,000	1,085,477
Illinois Finance Authority, The Carle Foundation
Series 2021A, Rev., 5.00%, 8/15/2027	210,000	219,685
Series 2021A, Rev., 5.00%, 8/15/2028	340,000	363,030
Illinois Finance Authority, Uchicago Medicine Series 2022B-2, Rev., 5.00%, 8/15/2027 (c)	3,000,000	3,110,159
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Illinois — continued
Illinois Finance Authority, Unitypoint Health Series 2016D, Rev., 4.00%, 2/15/2026 (b)	5,495,000	5,533,219
Illinois Finance Authority, University of Chicago
Series 2015A, Rev., 5.00%, 10/1/2025 (b)	27,020,000	27,074,326
Series 2020A, Rev., 5.00%, 4/1/2026	25,000	25,393
Illinois Municipal Electric Agency, Power Supply System
Series 2015A, Rev., 4.00%, 9/9/2025	5,800,000	5,801,581
Series 2015A, Rev., 5.00%, 9/9/2025	640,000	640,298
Illinois State Toll Highway Authority
Series 2018A, Rev., 5.00%, 1/1/2026	60,000	60,516
Series 2019B, Rev., 5.00%, 1/1/2026	180,000	181,549
Series 2018A, Rev., 5.00%, 1/1/2028	180,000	190,488
Series 2019B, Rev., 5.00%, 1/1/2028	20,000	21,165
Series 2019C, Rev., 5.00%, 1/1/2028	630,000	666,708
Series 2018A, Rev., 5.00%, 1/1/2029	100,000	108,105
Series 2019C, Rev., 5.00%, 1/1/2030	70,000	77,033
Northern Illinois Municipal Power Agency
Series 2016A, Rev., 5.00%, 12/1/2026	95,000	97,894
Series 2016A, Rev., 5.00%, 12/1/2029	1,315,000	1,349,180
Railsplitter Tobacco Settlement Authority Series 2017, Rev., 5.00%, 6/1/2026 (b)	2,110,000	2,150,370
Regional Transportation Authority Series 2017A, Rev., 5.00%, 7/1/2029	2,730,000	2,832,449
State of Illinois
Series 2018B, GO, 5.00%, 10/1/2025	35,000	35,065
Series 2020B, GO, 5.00%, 10/1/2025	40,000	40,074
Series 2020D, GO, 5.00%, 10/1/2025	75,000	75,139
Series 2017D, GO, 5.00%, 11/1/2025	6,180,000	6,203,383
Series 2017A, GO, 5.00%, 12/1/2025	250,000	251,431
GO, 5.00%, 2/1/2026	25,000	25,249
Series 2021A, GO, 5.00%, 3/1/2026	150,000	151,725
Series 2022A, GO, 5.00%, 3/1/2026	40,000	40,470
Series 2016-6, GO, 5.00%, 6/1/2026	585,000	595,143
Series 2023D, GO, 5.00%, 7/1/2026	780,000	795,023
Series 2018B, GO, 5.00%, 10/1/2026	225,000	230,648
Series 2020B, GO, 5.00%, 10/1/2026	1,305,000	1,337,760
Series 2017D, GO, 5.00%, 11/1/2026	19,825,000	20,360,112
Series 2019A, GO, 5.00%, 11/1/2026	80,000	82,159
Series 2016, GO, 5.00%, 2/1/2027	825,000	851,860
Series 2022A, GO, 5.00%, 3/1/2027	50,000	51,723
Series 2017D, GO, 5.00%, 11/1/2027	1,925,000	2,019,694
Series 2021C, GO, 4.00%, 3/1/2028	175,000	180,717
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	245

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
Series 2022B, GO, 5.00%, 3/1/2028	50,000	52,847
Series 2023D, GO, 5.00%, 7/1/2028	75,000	79,824
Series 2020B, GO, 5.00%, 10/1/2028	175,000	187,000
Series 2017D, GO, 5.00%, 11/1/2028	3,010,000	3,166,007
Series 2021A, GO, 5.00%, 12/1/2028	50,000	53,714
Series 2018A, GO, 5.00%, 5/1/2029	275,000	290,924
Series 2017C, GO, 5.00%, 11/1/2029	3,800,000	3,980,003
Series 2021A, GO, 5.00%, 12/1/2029	65,000	70,929
State of Illinois, Sales Tax
Series 2013, Rev., 5.00%, 6/15/2026	1,865,000	1,871,228
Series 2021A, Rev., 4.00%, 6/15/2028	20,000	20,677
Series 2021A, Rev., 4.00%, 6/15/2029	55,000	57,416
Total Illinois		139,003,836
Indiana — 0.8%
City of Indianapolis, Department of Public Utilities Gas Utility, Second Lien
Series 2017A, Rev., 5.00%, 8/15/2026	35,000	35,883
Series 2017A, Rev., 5.00%, 8/15/2027	110,000	115,731
City of Indianapolis, Department of Public Utilities Water System
Series 2018A, Rev., 5.00%, 10/1/2025	805,000	806,628
Series 2018A, Rev., 5.00%, 10/1/2026	25,000	25,716
City of Whiting, BP Products North America, Inc. Project Series 2019A, Rev., AMT, 5.00%, 6/5/2026 (c)	2,900,000	2,934,503
GCS School Building Corp. One, Unlimited Ad Valorem Property Tax First Mortgage, Rev., 5.00%, 1/15/2026	45,000	45,368
Indiana Finance Authority
Series 2016C, Rev., 5.00%, 12/1/2025	235,000	236,401
Series 2019A, Rev., 5.00%, 2/1/2027	20,000	20,716
Series 2016C, Rev., 5.00%, 6/1/2027	230,000	236,140
Series 2017A, Rev., 5.00%, 6/1/2027 (b)	50,000	52,313
Indiana Finance Authority, Community Foundation of Northern Indiana Obligated Group Series 2016, Rev., 5.00%, 9/1/2026	235,000	240,566
Indiana Finance Authority, CWA Authority Project
Series 2021-2, Rev., 5.00%, 10/1/2025	70,000	70,137
Series 2021-2, Rev., 5.00%, 10/1/2027	20,000	21,034
Indiana Finance Authority, CWA Authority Project, First Lien Series 2022A, Rev., 5.00%, 10/1/2027	25,000	26,360
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Indiana — continued
Indiana Finance Authority, Deaconess Health System Series 2016A, Rev., 4.00%, 9/1/2026 (b)	1,065,000	1,081,500
Indiana Finance Authority, Franciscan Alliance, Inc., Obligated Group Series 2017B, Rev., 5.00%, 11/1/2026	100,000	102,753
Indiana Finance Authority, Indiana University Health Obligated Group
Series 2016A, Rev., 5.00%, 12/1/2025	210,000	211,164
Series 2023B1, Rev., 5.00%, 7/1/2028 (c)	3,695,000	3,903,238
Series 2025D-1, Rev., 5.00%, 10/1/2029 (c)	2,500,000	2,687,062
Series 2023B-2, Rev., 5.00%, 7/1/2030 (c)	4,025,000	4,401,079
Indiana Finance Authority, Stadium Project
Series 2022A, Rev., 5.00%, 2/1/2029	300,000	322,853
Series 2022A, Rev., 5.00%, 2/1/2030	160,000	174,443
Indiana Finance Authority, State Revolving Fund Program
Series 2017C, Rev., 5.00%, 2/1/2026	215,000	217,296
Series 2019A, Rev., 5.00%, 2/1/2026	290,000	293,097
Series E, Rev., 5.00%, 2/1/2026	50,000	50,534
Series D, Rev., 5.00%, 8/1/2026 (b)	140,000	143,362
Series 2025C, Rev., 5.00%, 2/1/2027	1,380,000	1,430,153
Series 2018A, Rev., 5.00%, 2/1/2028 (b)	55,000	58,502
Indiana Health Facility Financing Authority, Ascension Health Credit Group Series 2005A-7, Rev., 4.00%, 10/1/2025	30,000	30,035
Indiana Municipal Power Agency, Power Supply System
Series 2019B, Rev., VRDO, LOC : Truist Bank, 2.65%, 9/2/2025 (c)	15,000,000	15,000,000
Series 2016C, Rev., 5.00%, 1/1/2027	245,000	249,906
Series 2016C, Rev., 5.00%, 1/1/2028	975,000	994,526
Series 2016C, Rev., 5.00%, 1/1/2029	80,000	81,516
Indiana University
Series 2015A, Rev., 5.00%, 6/1/2026	100,000	100,190
Series 2016A, Rev., 5.00%, 6/1/2028	20,000	20,326
Indianapolis Local Public Improvement Bond Bank Series 2018B, Rev., 5.00%, 1/1/2029 (b)	25,000	27,110
Purdue University
Series 2016CC, Rev., 5.00%, 7/1/2026	30,000	30,662
Series EE, Rev., 5.00%, 7/1/2026	60,000	61,325
SEE NOTES TO FINANCIAL STATEMENTS.

246	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Indiana — continued
Winfield Building Corp., Indiana Lease Rental, Sewage Works Treatment Plant Project
Series 2020A, Rev., 4.00%, 1/15/2026	110,000	110,499
Series 2020B, Rev., 4.00%, 1/15/2026	40,000	40,182
Total Indiana		36,690,809
Iowa — 1.6%
City of Shenandoah, Iowa Sewer Capital Loan Project, Rev., 4.00%, 6/30/2026	17,100,000	17,224,621
County of Polk Series 2024A, GO, AMT, 5.00%, 6/1/2030	2,170,000	2,353,997
Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Co., Project, Rev., VRDO, 2.77%, 9/11/2025 (c)	21,600,000	21,600,000
State of Iowa Board of Regents, University of Iowa, Hospitals and Clinics Series S, Rev., 5.00%, 9/1/2025	25,000	25,000
State of Iowa, Ijobs Program Series 2016A, Rev., 5.00%, 6/1/2027	3,610,000	3,675,896
University of Iowa (The), Parking System Series 2023, Rev., BAN, 3.50%, 10/7/2025	24,140,000	24,160,736
Xenia Rural Water District, Capital Loan Notes, Rev., 5.00%, 12/1/2026 (b)	185,000	190,971
Total Iowa		69,231,221
Kansas — 0.6%
Butler County Unified School District No. 385 Andover
Series 2017, GO, 4.00%, 9/1/2025	50,000	50,000
Series 2017, GO, 4.00%, 9/1/2027	2,000,000	2,062,620
City of Derby Series 2024-1, GO, 4.00%, 12/1/2026	4,180,000	4,193,052
City of Wichita Water and Sewer Utility Series 2016B, Rev., 5.00%, 10/1/2025	30,000	30,057
County of Johnson Series 2018A, GO, 5.00%, 9/1/2025	65,000	65,000
Franklin County Unified School District No. 290 Ottawa
Series A, GO, 4.00%, 9/1/2025 (b)	55,000	55,000
Series A, GO, 4.75%, 9/1/2025 (b)	80,000	80,000
Geary County Unified School District No. 475 Series 2017A, GO, 5.00%, 9/1/2025 (b)	20,000	20,000
Johnson County Unified School District No. 512 Shawnee Mission Series 2015A, GO, 5.00%, 10/1/2025 (b)	20,000	20,038
Kansas Development Finance Authority Series 2020B, Rev., 5.00%, 5/1/2028	35,000	37,427
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Kansas — continued
Kansas Development Finance Authority, AdventHealth Series 2021B, Rev., 5.00%, 11/15/2028 (c)	9,220,000	9,826,273
Kansas Development Finance Authority, State of Kansas Project Series 2019F, Rev., 5.00%, 11/1/2026	30,000	30,910
Rice County Unified School District No. 376 Sterling Series 2015, GO, A.G., 4.00%, 9/1/2025 (b)	1,200,000	1,200,000
Riley County Unified School District No. 383, Manhattan-Ogden Series 2018A, GO, 5.00%, 9/1/2027 (b)	100,000	105,100
Seward County Unified School District No. 480 Liberal Series 2017-B, GO, 5.00%, 9/1/2025 (b)	25,000	25,000
State of Kansas Department of Transportation
Series 2015B, Rev., 5.00%, 9/1/2025	300,000	300,000
Series 2018A, Rev., 5.00%, 9/1/2025	265,000	265,000
Series 2018A, Rev., 5.00%, 9/1/2026	105,000	107,842
Series 2018A, Rev., 5.00%, 9/1/2027	20,000	21,068
State of Kansas, Department of Transportation
Series 2025A, Rev., 5.00%, 9/1/2027	2,370,000	2,496,509
Series 2025A, Rev., 5.00%, 9/1/2028	4,375,000	4,719,641
Total Kansas		25,710,537
Kentucky — 0.5%
County of Trimble Series 2023A, Rev., AMT, 4.70%, 6/1/2027 (c)	1,000,000	1,012,669
Kentucky Asset Liability Commission, Federal Highway Trust Fund
Series 2015A, Rev., 5.00%, 9/1/2025	620,000	620,000
Series 2023A, Rev., 5.00%, 9/1/2025	3,805,000	3,805,000
Kentucky Bond Development Corp. Series 2019, Rev., 5.00%, 9/1/2025	1,960,000	1,960,000
Kentucky Economic Development Finance Authority, Norton Healthcare, Inc. Series 2000B, Rev., NATL - RE, Zero Coupon, 10/1/2028	245,000	218,137
Kentucky Housing Corp., Multi Family Housing Beecher Terrace Phase IV Project, Rev., 5.00%, 9/1/2026 (c)	100,000	101,080
Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Program Series 2016A, Rev., 5.00%, 2/1/2027	75,000	75,821
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	247

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Kentucky — continued
Kentucky Public Energy Authority, Gas Supply Series 2020A, Rev., 4.00%, 6/1/2026 (c)	710,000	714,170
Kentucky State Property and Building Commission, Project No. 108 Series B, Rev., 5.00%, 8/1/2026	45,000	46,076
Kentucky State Property and Building Commission, Project No. 112
Series B, Rev., 5.00%, 11/1/2025	125,000	125,486
Series B, Rev., 5.00%, 11/1/2026	620,000	638,940
Series B, Rev., 5.00%, 11/1/2027	890,000	916,682
Series B, Rev., 5.00%, 11/1/2028	95,000	97,781
Kentucky State Property and Building Commission, Project No. 113 Series 2024B, Rev., 5.00%, 11/1/2027	1,000,000	1,055,576
Kentucky State Property and Building Commission, Project No. 115, Rev., 5.00%, 4/1/2028	1,415,000	1,475,195
Kentucky State Property and Building Commission, Project No. 122 Series A, Rev., 5.00%, 11/1/2027	1,000,000	1,055,576
Kentucky State Property and Building Commission, Project No. 130
Series 2024B, Rev., 5.00%, 11/1/2025	175,000	175,680
Series 2024B, Rev., 5.00%, 11/1/2026	125,000	128,819
Series 2024B, Rev., 5.00%, 11/1/2030	170,000	188,923
Kentucky State Property and Building Commission, Project No. 131 Series A, Rev., 5.00%, 10/1/2027	1,850,000	1,949,001
Kentucky State Property and Building Commission, Project No. 132 Series A, Rev., 5.00%, 4/1/2026	2,440,000	2,476,457
Kentucky Turnpike Authority Series 2016A, Rev., 5.00%, 7/1/2029	1,210,000	1,230,119
Kentucky Turnpike Authority, Revitalization Projects
Series 2016A, Rev., 5.00%, 7/1/2026	55,000	56,122
Series B, Rev., 5.00%, 7/1/2026	115,000	117,347
Series B, Rev., 4.00%, 7/1/2027	205,000	210,688
Series 2016A, Rev., 5.00%, 7/1/2027	620,000	630,741
Series B, Rev., 5.00%, 7/1/2027	30,000	31,366
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc.
Series 2016A, Rev., 5.00%, 10/1/2026	25,000	25,582
Series 2016A, Rev., 5.00%, 10/1/2027	25,000	25,606
Total Kentucky		21,164,640
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Louisiana — 1.4%
City of New Orleans, Water System Series 2015, Rev., 5.00%, 12/1/2025 (b)	455,000	457,738
Louisiana Local Government Environmental Facilities and Community Development Authority Series 2017, Rev., 5.00%, 10/1/2026	200,000	205,283
Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 391 Projects, Rev., 5.00%, 10/1/2025	1,000,000	1,001,788
Louisiana Public Facilities Authority, Elementus Minerals, LLC Project Series 2023, Rev., 5.00%, 11/1/2025 (c) (e)	14,010,000	14,040,718
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Series 2002B, Rev., 5.50%, 5/15/2026 (b)	25,000	25,526
Louisiana Public Facilities Authority, Tulane University of Louisiana Project Series 2016A, Rev., 5.00%, 12/15/2026	70,000	72,140
Parish of St. John the Baptist, Marathon Oil Corp., Project Series 2017C, Rev., 3.30%, 7/3/2028 (c)	1,000,000	1,008,673
State of Louisiana
Series 2016A, GO, 5.00%, 9/1/2025	25,000	25,000
Series 2016D, GO, 5.00%, 9/1/2025	50,000	50,000
Series 2019A, Rev., 5.00%, 9/1/2025	35,000	35,000
Series 2024E, GO, 5.00%, 9/1/2028	2,400,000	2,581,998
Series 2024E, GO, 5.00%, 9/1/2029	1,000,000	1,097,413
State of Louisiana, Gasoline and Fuels Tax, Second Lien
Series 2023A-2, Rev., VRDO, LOC : TD Bank NA, 2.75%, 9/2/2025 (c)	33,900,000	33,900,000
Series 2023A-1, Rev., VRDO, LOC : TD Bank NA, 3.90%, 9/2/2025 (c)	6,000,000	6,000,000
Total Louisiana		60,501,277
Maine — 0.3%
Maine Health and Higher Educational Facilities Authority, Mainehealth Series 2020A, Rev., 5.00%, 7/1/2026	35,000	35,691
Maine Municipal Bond Bank, Transportation Infrastructure Transcap Program Series 2021A, Rev., 5.00%, 9/1/2025 (b)	175,000	175,000
Maine School Administrative District No. 51 Series 2025A, GO, BAN, 4.50%, 12/30/2025	9,600,000	9,655,300
Maine Turnpike Authority
Rev., 5.00%, 7/1/2029	1,640,000	1,796,406
Rev., 5.00%, 7/1/2030	1,300,000	1,445,388
SEE NOTES TO FINANCIAL STATEMENTS.

248	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Maine — continued
State of Maine Series 2017B, GO, 5.00%, 6/1/2026	25,000	25,499
University of Maine System Series 2022, Rev., 5.00%, 3/1/2026	40,000	40,487
Total Maine		13,173,771
Maryland — 0.9%
City of Baltimore, Consolidated Public Improvement Series 2017B, GO, 5.00%, 10/15/2025	40,000	40,114
County of Anne Arundel Series 2020, GO, 5.00%, 10/1/2025	55,000	55,108
County of Montgomery Series 2017B, GO, 5.00%, 6/1/2026	20,000	20,398
County of Montgomery, Public Facilities Projects Series 2020A, COP, 5.00%, 10/1/2025	25,000	25,050
Maryland Health and Higher Educational Facilities Authority, Medstar Health, Inc. Series 2015, Rev., 5.00%, 8/15/2028	50,000	50,049
Maryland Health and Higher Educational Facilities Authority, The Johns Hopkins Health System Series 2024A, Rev., VRDO, LOC : TD Bank NA, 2.70%, 9/2/2025 (c)	20,000,000	20,000,000
Maryland Health and Higher Educational Facilities Authority, University of Maryland Medical System Series 2025C-2, Rev., VRDO, LOC : PNC Bank NA, 2.55%, 9/11/2025 (c)	19,550,000	19,550,000
Maryland Stadium Authority, Baltimore City Public School Construction and Revitalization Program, Rev., 5.00%, 5/1/2026 (b)	140,000	142,419
State of Maryland
Series 2016, GO, 4.00%, 9/22/2025	25,000	25,020
Series 2018A, GO, 5.00%, 3/15/2026	85,000	86,208
Series 2A, GO, 5.00%, 8/1/2026	40,000	40,982
Series 2017C, GO, 5.00%, 8/1/2027	35,000	36,816
State of Maryland Department of Transportation Series 2019, Rev., 5.00%, 10/1/2026	25,000	25,722
State of Maryland, State and Local Facilities Loan of 2021 Series 2022D, GO, 4.00%, 8/1/2029	60,000	63,649
Total Maryland		40,161,535
Massachusetts — 3.2%
City of Gloucester, GO, BAN, 4.00%, 10/3/2025	45,000	45,051
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Massachusetts — continued
City of Pittsfield, GO, BAN, 4.50%, 2/20/2026	4,714,249	4,752,360
City of Somerville Series 2025B, GO, BAN, 5.00%, 7/1/2026	18,500,000	18,868,773
City of Springfield, GO, BAN, 4.25%, 5/1/2026	9,435,208	9,528,344
City of Woburn, Municipal Purpose Loan, GO, 2.63%, 11/15/2025	100,000	99,973
Commonwealth of Massachusetts
Series 2018C, GO, 5.00%, 9/1/2025	545,000	545,000
Series C, GO, 5.00%, 10/1/2025	125,000	125,261
Series 2021B, GO, 5.00%, 11/1/2025	20,000	20,086
Series 2016A, GO, 5.00%, 7/1/2026	85,000	86,919
Series 2016B, GO, 5.00%, 7/1/2026	230,000	235,192
Series 2018B, GO, 5.00%, 7/1/2026	25,000	25,564
Series 2021A, GO, 5.00%, 9/1/2029	3,000,000	3,303,339
Commonwealth of Massachusetts, Consolidated Loan of 2019 Series 2019G, GO, 5.00%, 9/1/2025	50,000	50,000
Massachusetts Bay Transportation Authority Assessment Series 2006A, Rev., 5.25%, 7/1/2027 (b)	145,000	152,546
Massachusetts Clean Water Trust (The) Series 23B, Rev., 5.00%, 2/1/2026	50,000	50,561
Massachusetts Development Finance Agency, Children's Hospital Corp. Obligated Group Series 2024U-2, Rev., VRDO, LOC : TD Bank NA, 2.50%, 9/2/2025 (c)	40,000,000	40,000,000
Massachusetts Development Finance Agency, Partners Healthcare System Issue
Series 2019T-1, Rev., (SIFMA Municipal Swap Index Yield + 0.60%), 3.23%, 9/11/2025 (d) (e)	1,075,000	1,074,904
Series 2016Q, Rev., 5.00%, 7/1/2027	45,000	45,926
Series 2016Q, Rev., 5.00%, 7/1/2028	305,000	311,285
Massachusetts School Building Authority, Dedicated Sales Tax
Series 2016A, Rev., 5.00%, 11/15/2025 (b)	110,000	110,562
Series 2018A, Rev., 5.00%, 2/15/2028	30,000	30,044
Merrimack Valley Regional Transit Authority, Rev., RAN, 4.25%, 6/18/2026	7,400,000	7,476,886
Town of Abington, GO, BAN, 4.50%, 4/23/2026	2,484,995	2,506,932
Town of Charlton, GO, BAN, 4.25%, 4/16/2026	8,699,000	8,788,007
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	249

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Massachusetts — continued
Town of Nahant, GO, BAN, 4.25%, 7/24/2026	3,628,700	3,673,940
Town of Oxford, GO, BAN, 4.00%, 3/5/2026	4,000,000	4,025,640
Town of Seekonk, GO, BAN, 4.25%, 4/16/2026	5,495,000	5,551,234
Town of Westford, GO, BAN, 4.25%, 4/30/2026	17,720,270	17,908,589
University of Massachusetts Building Authority
Series 2015-1, Rev., 5.00%, 11/1/2025 (b)	85,000	85,365
Series 2015-1, Rev., 5.00%, 11/1/2029	3,000,000	3,011,260
Worcester Regional Transit Authority, Rev., RAN, 4.25%, 6/18/2026	8,000,000	8,083,120
Total Massachusetts		140,572,663
Michigan — 2.5%
City of Detroit, Unlimited Tax Series 2023A, GO, 5.25%, 5/1/2026	1,000,000	1,014,888
City of Grand Rapids Sanitary Sewer System Series 2010, Rev., 5.00%, 1/1/2026	20,000	20,170
City of Lathrup Village, Limited Tax, GO, 5.00%, 10/1/2025	45,000	45,086
Grand Valley State University Series 2016A, Rev., 5.00%, 12/1/2027	1,625,000	1,647,149
Great Lakes Water Authority Sewage Disposal System, Senior Lien Series 2024A, Rev., 5.00%, 7/1/2026	150,000	153,207
Great Lakes Water Authority Water Supply System, Senior Lien
Series C, Rev., 5.00%, 7/1/2028	25,000	25,489
Series C, Rev., 5.00%, 7/1/2029	50,000	50,946
Great Lakes Water Authority, Water Supply System, Second Lien
Series 2018A, Rev., 5.00%, 7/1/2026	45,000	45,940
Series C, Rev., 5.00%, 7/1/2026	125,000	127,672
Michigan Finance Authority Series 2018B, Rev., 5.00%, 10/1/2025	50,000	50,103
Michigan Finance Authority, Beaumont Spectrum Series 2022A, Rev., 5.00%, 4/15/2027	50,000	51,955
Michigan Finance Authority, Charter County of Wayne Criminal Justice Center Project, Rev., 5.00%, 11/1/2025	50,000	50,194
Michigan Finance Authority, Clean Water Revolving Fund Series 2016B, Rev., 5.00%, 10/1/2025	245,000	245,506
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Michigan — continued
Michigan Finance Authority, Henry Ford Health System
Series 2016, Rev., 5.00%, 11/15/2025	265,000	266,335
Series 2016, Rev., 5.00%, 11/15/2026	100,000	103,026
Rev., 5.00%, 11/15/2027	575,000	591,393
Series 2016, Rev., 5.00%, 11/15/2028	25,000	25,681
Series 2016, Rev., 5.00%, 11/15/2029	20,000	20,516
Michigan Finance Authority, Hospital Trinity Health Credit Group
Series 2015MI, Rev., 5.50%, 12/1/2026	710,000	712,127
Series 2017A-MI, Rev., 5.00%, 12/1/2027	60,000	63,303
Series 2015MI, Rev., 5.50%, 12/1/2027	2,130,000	2,139,368
Michigan Finance Authority, Trinity Health Credit Group
Series 2013MI-1, Rev., VRDO, 2.90%, 12/1/2025 (c)	5,500,000	5,500,000
Series 2015MI, Rev., 5.00%, 12/1/2025	100,000	100,261
Series 2017A-MI, Rev., 5.00%, 12/1/2026	45,000	46,311
Series 2017MI, Rev., 5.00%, 12/1/2027	195,000	202,969
Series 2019MI-1, Rev., 5.00%, 12/1/2028	20,000	21,557
Series 2015MI, Rev., 5.50%, 12/1/2028	45,000	45,198
Michigan State Building Authority Series 2020I, Rev., 5.00%, 4/15/2028	45,000	47,970
Michigan State Building Authority, Facilities Program
Series 2023-I, Rev., VRDO, 2.73%, 9/11/2025 (c)	20,000,000	20,000,000
Series 2015I, Rev., 5.00%, 10/15/2025	3,570,000	3,580,653
Series 2015I, Rev., 5.00%, 10/15/2025 (b)	1,715,000	1,720,118
Series 2023 II, Rev., 5.00%, 10/15/2026	25,000	25,726
Series 2016I, Rev., 5.00%, 10/15/2030	1,380,000	1,413,434
Michigan State Building Authority, Multi Modal Program Series III, Rev., VRDO, 2.73%, 9/11/2025 (c)	8,635,000	8,635,000
Michigan State Hospital Finance Authority, Ascension Senior Credit Group Series 2010F-7, Rev., 5.00%, 11/15/2026 (b)	3,550,000	3,658,229
Michigan State Hospital Finance Authority, Trinity Health Credit Group Series 2008C, Rev., 5.00%, 12/1/2025	30,000	30,165
Michigan State Housing Development Authority, Rental Housing
Series 2024A, Rev., 3.63%, 10/1/2029	11,250,000	11,252,540
SEE NOTES TO FINANCIAL STATEMENTS.

250	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Michigan — continued
Series 2024A, Rev., 3.70%, 4/1/2030	13,000,000	13,021,445
Michigan Strategic Fund, Consumers Co. Project Series 2019, Rev., AMT, 3.35%, 10/1/2027 (c)	1,700,000	1,678,577
RIB Floater Trust Various States Series 2022-046, Rev., VRDO, LOC : Barclays Bank plc, 2.68%, 9/2/2025 (c) (e)	30,000,000	30,000,000
State of Michigan Series 2016, Rev., GAN, 5.00%, 3/15/2026	55,000	55,767
State of Michigan Trunk Line Series 2021A, Rev., 5.00%, 11/15/2025	25,000	25,131
State of Michigan, Environmental Program Series 2015A, GO, 5.00%, 12/1/2025	50,000	50,321
Wayne County Airport Authority Series C, Rev., 5.00%, 12/1/2026	210,000	216,565
Total Michigan		108,777,991
Minnesota — 0.6%
City of Minneapolis and The Housing and Redevelopment Authority of City of St. Paul, Allina Health System Series 2017A, Rev., 5.00%, 11/15/2028	35,000	36,248
City of Minneapolis, Allina Health System Series 2023A, Rev., 5.00%, 11/15/2028 (c)	55,000	58,250
City of St. Cloud, Centracare Health System
Series 2016A, Rev., 5.00%, 5/1/2026	280,000	284,222
Series 2016A, Rev., 5.00%, 5/1/2029	55,000	55,849
County of Hennepin Sales Tax Series 2017A, Rev., 5.00%, 12/15/2025	55,000	55,404
Duluth Independent School District No. 709
Series 2016A, COP, 4.00%, 2/1/2027	50,000	50,304
Series 2016A, COP, 4.00%, 2/1/2028	2,750,000	2,765,493
Series 2019B, COP, 5.00%, 2/1/2028	395,000	416,751
Housing And Redevelopment Authority of The City of St. Paul Minnesota, Healtheast care System Series 2015A, Rev., 5.00%, 11/15/2025 (b)	1,345,000	1,351,730
Minneapolis-St. Paul Metropolitan Airports Commission
Series A, Rev., 4.00%, 1/1/2026	60,000	60,324
Series A, Rev., 5.00%, 1/1/2026	25,000	25,217
Minnesota Municipal Gas Agency Series 2022B, Rev., LIQ : Royal Bank of Canada, (SOFR + 1.00%), 3.94%, 9/8/2025 (d)	15,000,000	15,003,482
North St Paul-Maplewood-Oakdale Independent School District No. 622 Series 2021A, GO, 4.00%, 2/1/2029	255,000	266,655
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Minnesota — continued
State of Minnesota
Series 2017A, GO, 5.00%, 10/1/2025	35,000	35,073
Series 2020A, GO, 5.00%, 8/1/2029	225,000	247,578
Series 2023B, GO, 5.00%, 8/1/2029	250,000	274,693
State of Minnesota, Various Purpose
Series 2015D, GO, 5.00%, 8/1/2026	235,000	235,835
Series 2019A, GO, 5.00%, 8/1/2026	25,000	25,618
Series 2018A, GO, 5.00%, 8/1/2030	2,820,000	3,030,675
University of Minnesota
Series 2019B, Rev., 5.00%, 10/1/2025	25,000	25,051
Series 2017B, Rev., 5.00%, 12/1/2025	175,000	176,118
Series 2015A, Rev., 5.00%, 8/1/2026	80,000	80,156
Total Minnesota		24,560,726
Mississippi — 0.7%
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc., Project Series 2007B, Rev., VRDO, 3.75%, 9/2/2025 (c)	20,000,000	20,000,000
Mississippi Business Finance Corp., Waste Management, Inc., Project, Rev., 0.70%, 9/1/2026 (c)	1,250,000	1,213,490
Mississippi Development Bank, Department of Corrections East Correctional Facility Refunding Bonds Project Series C, Rev., 5.00%, 8/1/2027	40,000	41,769
Mississippi Development Bank, Department of Corrections Walnut Grove Correctional Facility Refunding Bonds Project Series A, Rev., 5.00%, 8/1/2026	35,000	35,764
Mississippi Development Bank, Desoto County Mississippi Highway Project
Series 2024A, Rev., 5.00%, 1/1/2028	2,020,000	2,136,864
Series 2024A, Rev., 5.00%, 1/1/2029	2,000,000	2,156,922
Mississippi Development Bank, Harrison County Series 2013A, Rev., 5.00%, 1/1/2026	2,190,000	2,207,528
State of Mississippi
Series 2020B, GO, 5.00%, 9/1/2025	115,000	115,000
Series 2015A, GO, 4.00%, 10/1/2025 (b)	200,000	200,259
Series 2015A, GO, 5.00%, 10/1/2025 (b)	1,040,000	1,042,177
Series 2015F, GO, 4.00%, 11/1/2025 (b)	220,000	220,587
Series 2015F, GO, 5.00%, 11/1/2025 (b)	70,000	70,300
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	251

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Mississippi — continued
Series 2018A, GO, 5.00%, 11/1/2026 (b)	35,000	36,054
Series 2016B, GO, 5.00%, 12/1/2026 (b)	45,000	46,453
Series 2017A, GO, 5.00%, 10/1/2027 (b)	25,000	26,352
Total Mississippi		29,549,519
Missouri — 1.2%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Combined Lien Mass Sales Tax Series 2019, Rev., 5.00%, 10/1/2026	140,000	143,752
City of Kansas City
Series 2017C, Rev., 5.00%, 9/1/2027	60,000	62,970
Series 2018A, GO, 5.00%, 2/1/2028	50,000	53,112
City of Kansas City Sanitary Sewer System Series 2016A, Rev., 5.00%, 1/1/2028	30,000	30,057
City of Kansas City, Missouri Special Obligation Series A, Rev., 5.00%, 10/1/2029	450,000	450,869
City of Kansas City, Missouri Special Obligation Refunding and Improvement, Main Streetcar Extension Project Series 2022C, Rev., 5.00%, 9/1/2025	210,000	210,000
City of Springfield Public Utility
Rev., 4.00%, 9/16/2025	1,000,000	1,000,585
Series 2015, Rev., 4.00%, 9/16/2025	1,000,000	1,000,585
City of St. Louis Airport Series 2005, Rev., NATL - RE, 5.50%, 7/1/2027	75,000	79,097
County of Dunklin, Rev., 3.00%, 12/1/2026	400,000	401,467
Curators of the University of Missouri (The)
Series 2024, Rev., 5.00%, 11/1/2027	4,000,000	4,230,348
Series 2024, Rev., 5.00%, 11/1/2028	1,500,000	1,624,090
Health and Educational Facilities Authority of the State of Missouri Series 2021C, Rev., 5.00%, 5/1/2028 (c)	18,210,000	19,327,304
Health and Educational Facilities Authority of the State of Missouri, BJC Health System Series 2021B, Rev., 4.00%, 5/1/2026 (c)	7,485,000	7,543,069
Health and Educational Facilities Authority of the State of Missouri, Mercy Health
Series 2018A, Rev., 5.00%, 6/1/2027	25,000	26,003
Series 2018A, Rev., 5.00%, 6/1/2029	205,000	219,533
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Missouri — continued
Health and Educational Facilities Authority of the State of Missouri, SSM Health Care Obligated Group
Series 2022A, Rev., 5.00%, 6/1/2026	175,000	177,785
Series 2023A, Rev., 5.00%, 6/1/2028 (c)	850,000	898,049
Health and Educational Facilities Authority of the State of Missouri, St. Louis University, Rev., 5.00%, 11/15/2028	220,000	223,813
Health and Educational Facilities Authority of the State of Missouri, St. Luke's Health System, Inc.
Series 2016, Rev., 5.00%, 11/15/2025	50,000	50,247
Rev., 5.00%, 11/15/2029	395,000	401,016
Missouri Development Finance Board, Procter & Gamble Co. Project Series 1999, Rev., 5.20%, 3/15/2029	1,145,000	1,221,687
Missouri Highway and Transportation Commission, First Lien Series A, Rev., 5.00%, 5/1/2026	75,000	76,330
Missouri Joint Municipal Electric Utility Commission, Iatan Project 2
Series 2023, Rev., 5.00%, 1/1/2028	20,000	21,143
Series 2023, Rev., 5.00%, 1/1/2029	200,000	215,884
Missouri Public Utilities Commission, Rev., 4.00%, 5/1/2026	9,750,000	9,791,963
Missouri State Board of Public Buildings Series 2020B, Rev., 5.00%, 10/1/2026	40,000	41,182
St. Louis County Library District, COP, 4.00%, 4/1/2027	2,010,000	2,011,312
Total Missouri		51,533,252
Nebraska — 0.1%
City of Lincoln, Electric System
Series 2015A, Rev., 5.00%, 9/1/2025 (b)	200,000	200,000
Series 2018, Rev., 5.00%, 9/1/2025	150,000	150,000
Rev., 5.00%, 9/1/2026	20,000	20,527
Series 2016, Rev., 5.00%, 9/1/2026	55,000	56,448
Series 2020A, Rev., 5.00%, 9/1/2026	75,000	76,975
Series 2020A, Rev., 5.00%, 9/1/2027	115,000	121,130
Rev., 5.00%, 9/1/2028	25,000	25,966
Douglas County Hospital Authority No. 2, Children's Obligated Group Series 2020B, Rev., 5.00%, 11/15/2025 (c)	2,100,000	2,103,173
Nebraska Public Power District
Series 2016A, Rev., 5.00%, 1/1/2026	185,000	186,567
Series A-1, Rev., 5.00%, 1/1/2026	75,000	75,135
SEE NOTES TO FINANCIAL STATEMENTS.

252	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Nebraska — continued
Series B, Rev., 5.00%, 1/1/2026	20,000	20,170
Series C, Rev., 5.00%, 1/1/2026	70,000	70,593
Series 2016A, Rev., 5.00%, 1/1/2027	35,000	35,279
Series C, Rev., 5.00%, 1/1/2028	20,000	20,162
Series 2023A, Rev., 5.00%, 7/1/2028	375,000	397,637
Omaha Public Power District Series 2022B, Rev., 5.00%, 2/1/2028	20,000	21,231
Omaha School District Series 2016, GO, 5.00%, 12/15/2028	2,700,000	2,780,012
Scotts Bluff County School District No. 32 Series 2015, GO, 5.00%, 12/1/2025 (b)	60,000	60,382
Total Nebraska		6,421,387
Nevada — 0.2%
Clark County School District, Limited Tax
Series 2015C, GO, 5.00%, 6/15/2026	115,000	115,814
Series 2016B, GO, 5.00%, 6/15/2026	150,000	153,035
Series 2017A, GO, 5.00%, 6/15/2026	500,000	510,117
Series 2021C, GO, 5.00%, 6/15/2026	55,000	56,113
Series 2015C, GO, 5.00%, 6/15/2028	335,000	337,273
Series 2017C, GO, 5.00%, 6/15/2028	300,000	316,797
Series 2019A, GO, A.G., 5.00%, 6/15/2029	25,000	26,058
Clark County School District, Limited Tax, Various Purpose Series 2016F, GO, 3.00%, 6/15/2026	100,000	100,036
County of Clark
Rev., 5.00%, 7/1/2026	50,000	51,058
Series 2016B, GO, 5.00%, 11/1/2026	85,000	87,617
Series 2018, GO, 5.00%, 12/1/2026	1,525,000	1,575,346
County of Clark Passenger Facility Charge Series 2022B, Rev., 5.00%, 7/1/2026	140,000	142,975
County of Clark, Department of Aviation, Nevada Airport System, Subordinate Lien, McCarran International Airport Series 2019A, Rev., 5.00%, 7/1/2026	70,000	71,487
County of Clark, Indexed Fuel and Subordinate Motor Vehicle Tax Series 2019, Rev., 5.00%, 7/1/2026	25,000	25,529
County of Clark, Motor Vehicle Fuel Tax Series 2020C, Rev., 5.00%, 7/1/2026	75,000	76,587
County of Clark, Passenger Facility Charge, Las Vegas-McCarran International Airport Passenger Facility Series 2019E, Rev., 5.00%, 7/1/2026	205,000	209,356
County of Clark, Stadium Improvement, Limited Tax Series 2018A, GO, 5.00%, 6/1/2029	135,000	144,121
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Nevada — continued
County of Clark, Transportation Improvement, Limited Tax
Series 2018B, GO, 5.00%, 12/1/2025	35,000	35,220
Series 2018B, GO, 5.00%, 12/1/2029	215,000	231,807
Las Vegas Valley Water District
Series 2018B, GO, 5.00%, 6/1/2026	360,000	367,183
Series 2016B, GO, 5.00%, 6/1/2027	20,000	20,322
State of Nevada, Capital Improvement and Cultural Affairs Series 2020A, GO, 5.00%, 5/1/2027	50,000	52,251
State of Nevada, Department of Business and Industry, Republic Services, Inc. Project Series 2001, Rev., AMT, 3.95%, 12/1/2025 (c) (e)	1,800,000	1,800,492
Truckee Meadows Water Authority
Series 2017, Rev., 5.00%, 7/1/2026	150,000	153,262
Rev., 5.00%, 7/1/2027	1,000,000	1,047,753
Total Nevada		7,707,609
New Hampshire — 0.1%
New Hampshire Health and Education Facilities Authority Act
Series 2016, Rev., 5.00%, 1/1/2026 (b)	45,000	45,350
Series 2015A, Rev., 3.30%, 8/3/2027 (c)	3,000,000	3,022,357
Series 2015B, Rev., 3.30%, 8/3/2027 (c)	1,000,000	1,007,452
Total New Hampshire		4,075,159
New Jersey — 8.3%
Bergen County Improvement Authority (The), Guaranteed Government Pooled Project Series 2025A, Rev., GTD, 4.00%, 5/21/2026	23,000,000	23,228,047
Borough of Avalon, GO, BAN, 4.50%, 2/4/2026	13,988,000	14,089,430
Borough of Bloomingdale, GO, BAN, 4.50%, 2/12/2026	3,638,000	3,663,663
Borough of Carlstadt, GO, BAN, 4.50%, 5/1/2026	10,000,000	10,106,819
Borough of Demarest, GO, BAN, 4.50%, 3/11/2026	8,080,000	8,148,970
Borough of East Rutherford, GO, BAN, 4.00%, 4/2/2026	14,130,000	14,236,898
Borough of Fanwood Series 2025A, GO, BAN, 4.00%, 2/26/2026	5,907,690	5,942,436
Borough of Flemington Series 2025A, GO, BAN, 4.50%, 1/26/2026	7,079,000	7,126,690
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	253

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
Borough of Mountain Lakes, GO, BAN, 4.25%, 10/10/2025	3,146,760	3,151,480
Borough of North Plainfield, GO, BAN, 4.25%, 11/25/2025	5,644,105	5,660,587
Borough of Palisades Park, Swimming Pool Utility, GO, BAN, 4.25%, 3/11/2026	6,631,872	6,669,468
Borough of Point Pleasant Beach, General Capital Notes Water and Sewer Utility, GO, BAN, 4.00%, 11/7/2025	6,343,000	6,357,002
Borough of Ramsey, GO, BAN, 4.00%, 2/27/2026	7,700,000	7,745,548
Brick Township Municipal Utilities Authority (The) Series 2016B, Rev., GTD, 5.00%, 12/1/2025	200,000	201,241
Burlington County Bridge Commission, Government Leasing Program Series 2024D, Rev., RAN, 4.25%, 12/11/2025	5,700,000	5,720,590
Camden County Improvement Authority (The), City Hall Project, Rev., GTD, 5.00%, 12/1/2025	30,000	30,185
City of Jersey City Series 2025A, GO, BAN, 4.00%, 7/8/2026	10,700,000	10,817,070
City of Long Branch Series 2020A, GO, 5.00%, 9/15/2025	30,000	30,026
City of Ocean City, General Improvement, GO, 4.00%, 9/15/2025	40,000	40,023
Hudson County Improvement Authority, Courthouse Project
Rev., 4.00%, 10/1/2025	120,000	120,132
Series 2020, Rev., 5.00%, 10/1/2026	195,000	200,416
Series 2020, Rev., 5.00%, 10/1/2027	30,000	31,612
Hudson County Improvement Authority, Local Unit Loan Program Series B-1, Rev., GTD, 4.00%, 6/24/2026	15,000,000	15,161,160
Jersey City Municipal Utilities Authority, Water Project Series 2025A, Rev., GTD, 5.00%, 5/1/2026	8,000,000	8,112,868
Monmouth County Improvement Authority (The)
Series 2019B, Rev., GTD, 5.00%, 12/1/2025	30,000	30,194
Rev., GTD, 4.00%, 3/13/2026	24,500,000	24,671,860
New Jersey Building Authority Series 2016A, Rev., 5.00%, 6/15/2026 (b)	40,000	40,821
New Jersey Economic Development Authority Series A, Rev., 4.00%, 11/1/2027	25,000	25,753
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New Jersey — continued
New Jersey Economic Development Authority, Biomedical Research Facilities Series 2016A, Rev., 5.00%, 7/15/2028	1,075,000	1,097,592
New Jersey Economic Development Authority, RWJ Barnabas Health Series 1997A, Rev., NATL - RE, Zero Coupon, 7/1/2026 (b)	1,980,000	1,935,480
New Jersey Economic Development Authority, School Facilities Construction
Series 2019GGG, Rev., 5.25%, 9/1/2025 (e)	1,205,000	1,205,000
Series 2005N-1, Rev., A.G., 5.50%, 9/1/2025	195,000	195,000
Series 2023RRR, Rev., 5.00%, 3/1/2026	40,000	40,477
Series 2024SSS, Rev., 5.00%, 6/15/2026	2,730,000	2,781,994
Series 2019GGG, Rev., 5.25%, 9/1/2026 (e)	3,500,000	3,593,873
Series AAA, Rev., 5.00%, 12/15/2026 (b)	75,000	77,495
Series XX, Rev., 4.38%, 6/15/2027	25,000	25,015
Series 2024SSS, Rev., 5.00%, 6/15/2027	1,600,000	1,670,204
Series 2023RRR, Rev., 5.00%, 3/1/2028	65,000	68,978
Series WW, Rev., 5.25%, 6/15/2028	50,000	50,061
New Jersey Health Care Facilities Financing Authority, Barnabas Health Obligated Group Series 2019B-3, Rev., 5.00%, 7/1/2026 (c)	1,000,000	1,018,173
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group
Series 2016A, Rev., 5.00%, 7/1/2026	55,000	56,132
Series 2016A, Rev., 5.00%, 7/1/2029	140,000	142,831
New Jersey Health Care Facilities Financing Authority, Valley Health System Obligated, Rev., 5.00%, 7/1/2026	50,000	51,021
New Jersey Health Care Facilities Financing Authority, Virtua Health Obligated Group
Rev., 5.00%, 7/1/2026	1,125,000	1,129,057
Series 2013, Rev., 5.00%, 7/1/2027	190,000	191,316
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Immediate Delivery Series 2025-2, Rev., AMT, 4.88%, 6/2/2026 (c)	16,000,000	16,208,426
New Jersey Infrastructure Bank Series 2012A-R, Rev., GTD, 4.00%, 9/1/2025	120,000	120,000
SEE NOTES TO FINANCIAL STATEMENTS.

254	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
New Jersey Transportation Trust Fund Authority Series 2019BB, Rev., 5.00%, 12/15/2028 (b)	155,000	168,194
New Jersey Transportation Trust Fund Authority, Capital Appreciation Series 2010A, Rev., Zero Coupon, 12/15/2028	400,000	364,729
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Series A-1, Rev., 5.00%, 6/15/2027	65,000	66,274
New Jersey Transportation Trust Fund Authority, Transportation System
Series 2021A, Rev., 5.00%, 6/15/2026	100,000	101,905
Series 2018A, Rev., 5.00%, 12/15/2026	25,000	25,787
Series 2019A, Rev., 5.00%, 12/15/2026	150,000	154,720
Series 2018A, Rev., 5.00%, 12/15/2027	70,000	73,935
Series 2019A, Rev., 5.00%, 12/15/2027	30,000	31,686
Series 2021A, Rev., 5.00%, 6/15/2028	25,000	26,713
Series 2021A, Rev., 5.00%, 6/15/2029	25,000	27,250
Series 2006C, Rev., NATL - RE, Zero Coupon, 12/15/2030	7,000,000	5,936,105
New Jersey Turnpike Authority
Series 2005D-2, Rev., A.G., 5.25%, 1/1/2026	12,445,000	12,561,408
Series 2005D-3, Rev., A.G., 5.25%, 1/1/2026	1,070,000	1,080,009
Series 2014A, Rev., 5.00%, 1/1/2027	825,000	826,559
Series 2017E, Rev., 5.00%, 1/1/2029	40,000	42,218
Series 2024A, Rev., 5.00%, 1/1/2030	2,235,000	2,461,826
State of New Jersey
GO, 4.00%, 6/1/2027 (b)	45,000	46,316
GO, 5.00%, 6/1/2027	20,000	20,907
State of New Jersey, COVID-19 Emergency Bonds
Series 2020A, GO, 5.00%, 6/1/2026	400,000	407,648
Series 2020A, GO, 5.00%, 6/1/2028	365,000	390,511
Series 2020A, GO, 5.00%, 6/1/2029	50,000	54,581
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2026	485,000	492,545
Series 2018A, Rev., 5.00%, 6/1/2027	720,000	744,480
Town of Dover, General Improvement Water Utility, GO, BAN, 4.50%, 1/21/2026	17,039,000	17,157,109
Town of Guttenberg, GO, BAN, 4.25%, 10/16/2025	8,250,767	8,264,895
Town of Morristown, GO, BAN, 4.25%, 6/2/2026	6,360,110	6,431,366
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New Jersey — continued
Township of Boonton, GO, BAN, 4.00%, 8/28/2026	8,066,000	8,152,906
Township of Colts Neck, GO, 4.00%, 11/15/2025	40,000	40,121
Township of Edison, Water Utility Series 2024B, GO, BAN, 4.00%, 11/6/2025	12,200,000	12,228,742
Township of Hamilton, GO, BAN, 4.25%, 6/5/2026	8,150,000	8,239,867
Township of Howell, GO, TAN, 4.25%, 2/19/2026	3,500,000	3,518,098
Township of Little Egg Harbor Series 2025A, GO, BAN, 4.25%, 1/20/2026	3,508,000	3,525,293
Township of Lopatcong, GO, BAN, 4.25%, 3/27/2026	4,959,127	4,990,335
Township of Manchester Series 2025A, GO, BAN, 4.50%, 5/6/2026	17,123,054	17,308,803
Township of Middle, General Improvement Sewer Utility, GO, BAN, 4.25%, 9/3/2025	7,770,000	7,770,272
Township of Nutley, GO, BAN, 4.25%, 3/13/2026	8,000,000	8,061,736
Township of Readington, GO, BAN, 4.25%, 9/30/2025	3,002,000	3,005,317
Township of Washington, GO, BAN, 4.25%, 7/2/2026	7,420,189	7,508,597
Township of West Deptford, GO, 3.00%, 9/1/2026	100,000	100,033
Township of Woodbridge, GO, BAN, 4.00%, 10/10/2025	9,977,000	9,991,367
Total New Jersey		365,420,277
New Mexico — 0.1%
Albuquerque Bernalillo County Water Utility Authority Series 2018, Rev., 5.00%, 7/1/2026	100,000	102,141
Albuquerque Bernalillo County Water Utility Authority, Senior Lien Joint Water and Sewer System
Series 2017, Rev., 5.00%, 7/1/2026	150,000	153,212
Rev., 5.00%, 7/1/2027	1,075,000	1,125,348
New Mexico Finance Authority, State Transportation, Subordinate Lien
Series 2018A, Rev., 5.00%, 6/15/2026	150,000	153,152
Series 2021A, Rev., 5.00%, 6/15/2026	1,830,000	1,868,460
Series 2021A, Rev., 5.00%, 6/15/2030	45,000	50,153
New Mexico Mortgage Finance Authority, Santee Apartments and Sangre De Cristo Project, Rev., 3.73%, 12/1/2025 (c)	1,000,000	1,001,331
State of New Mexico Series 2023, GO, 5.00%, 3/1/2026	395,000	400,201
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	255

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Mexico — continued
State of New Mexico Severance Tax Permanent Fund
Series 2017A, Rev., 5.00%, 7/1/2026	40,000	40,893
Series 2020A, Rev., 5.00%, 7/1/2026	785,000	802,524
Series 2020A, Rev., 5.00%, 7/1/2029	25,000	27,357
State of New Mexico, Capital Projects Series A, GO, 5.00%, 3/1/2026	50,000	50,653
Total New Mexico		5,775,425
New York — 15.7%
Altmar-Parish-Williamstown Central School District Series 2025B, GO, BAN, 4.25%, 6/25/2026	17,765,000	17,961,433
Ausable Valley Central School District, GO, BAN, 4.25%, 7/10/2026	5,000,000	5,055,694
Avoca Central School District, GO, BAN, 4.25%, 6/25/2026	8,105,000	8,180,191
Brasher Falls Central School District, GO, BAN, 4.25%, 7/16/2026	6,600,000	6,667,032
Brocton Central School District, GO, BAN, 4.25%, 6/25/2026	10,199,710	10,312,491
Build NYC Resource Corp., The Young Men's and Women's Hebrew Association Project Series 2024, Rev., 5.00%, 12/1/2027	8,040,000	8,464,072
Canisteo-Greenwood Central School District, GO, BAN, 4.25%, 6/26/2026	7,800,000	7,875,154
City of Albany, GO, BAN, 4.25%, 3/20/2026	30,000,000	30,235,242
City of Hudson, GO, BAN, 4.25%, 6/18/2026	7,560,000	7,628,946
City of Long Beach Series 2024B, GO, BAN, 4.25%, 9/26/2025	12,782,164	12,791,164
City of New York, Fiscal Year 2008 Series 2008L-6, GO, 5.00%, 4/1/2028	30,000	31,892
City of New York, Fiscal Year 2013 Series A, GO, 5.00%, 9/19/2025	75,000	75,085
City of New York, Fiscal Year 2014 Series 2014I-1, GO, 5.00%, 3/1/2026	5,000	5,009
City of New York, Fiscal Year 2016
Series E, GO, 5.00%, 8/1/2026	35,000	35,839
Series C, GO, 5.00%, 8/1/2027	170,000	171,869
City of New York, Fiscal Year 2017
Series 2017A, Subseries A-1, GO, 5.00%, 8/1/2027	40,000	40,967
Series 2017A, Subseries A-1, GO, 5.00%, 8/1/2029	130,000	132,770
City of New York, Fiscal Year 2018 Series 2018A, GO, 5.00%, 8/1/2027	25,000	26,266
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
City of New York, Fiscal Year 2020 Series 2020C-1, GO, 5.00%, 8/1/2028	30,000	32,126
City of New York, Fiscal Year 2021
Series 2021C, GO, 5.00%, 8/1/2026	35,000	35,839
Series 2021 Subseries A-1, GO, 5.00%, 8/1/2027	20,000	21,013
City of New York, Fiscal Year 2022 Series 2022C, GO, 5.00%, 8/1/2026	50,000	51,198
City of New York, Fiscal Year 2023
Series 2023 Subseries A-1, GO, 5.00%, 9/1/2025	25,000	25,000
Series 2023-1, GO, 5.00%, 8/1/2027	270,000	283,677
City of New York, Fiscal Year 2024 Series 2024E, GO, 5.00%, 8/1/2029	1,280,000	1,395,905
City of New York, Fiscal Year 2025
Series 2025C, Subseries C-1, GO, 5.00%, 9/1/2026	175,000	179,591
Series 2018A, GO, 5.00%, 8/1/2029	30,000	32,717
City of New York, Fiscal Year 2026 Series 2026B, Subseries B-1, GO, 5.00%, 8/1/2030	6,500,000	7,182,027
City of Troy, GO, BAN, 4.50%, 1/30/2026	4,402,981	4,432,928
City of Utica, GO, BAN, 4.50%, 1/23/2026	19,578,012	19,692,951
Clinton Central School District, GO, BAN, 4.25%, 6/25/2026	9,790,000	9,898,251
County of Nassau Series 2016B, GO, 5.00%, 10/1/2028	50,000	51,118
Croton-Harmon Union Free School District Series 2025A, GO, BAN, 4.00%, 6/26/2026	21,132,178	21,374,564
Delaware Academy Central School District at Delhi, GO, BAN, 4.25%, 7/22/2026	10,492,486	10,591,997
Elba Central School District, GO, BAN, 4.25%, 6/18/2026	11,000,000	11,123,001
Empire State Development Corp., State Personal Income Tax
Series 2015A, Rev., 5.00%, 9/15/2025 (b)	85,000	85,082
Series 2016A, Rev., 5.00%, 3/15/2026 (b)	110,000	111,597
Series 2017C, Rev., 5.00%, 3/15/2026	80,000	81,145
Geneseo Central School District, GO, BAN, 4.25%, 6/25/2026	7,235,000	7,304,458
Gouverneur Central School District, GO, BAN, 4.25%, 7/16/2026	20,000,000	20,192,838
Hornell City School District, GO, BAN, 4.25%, 6/24/2026	17,170,000	17,346,698
SEE NOTES TO FINANCIAL STATEMENTS.

256	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Hudson Falls Central School District, GO, BAN, 4.25%, 6/24/2026	9,300,000	9,400,211
Johnstown City School District, GO, BAN, 4.25%, 6/26/2026	7,000,000	7,067,446
Lansingburgh Central School District at Troy, GO, BAN, 4.25%, 7/10/2026	10,072,658	10,160,959
Long Island Power Authority, Electric System
Rev., 1.00%, 9/1/2025	315,000	315,000
Rev., 5.00%, 9/1/2025 (b)	125,000	125,000
Series 2025B, Rev., VRDO, 3.00%, 9/1/2028 (c)	2,000,000	2,000,000
Lyons Central School District, GO, BAN, 4.25%, 6/26/2026	8,876,000	8,965,121
Madrid-Waddington Central School District, GO, BAN, 4.00%, 7/24/2026	4,457,500	4,494,321
Metropolitan Transportation Authority Dedicated Tax Fund
Series 2016A, Rev., 5.00%, 11/15/2025	90,000	90,484
Series B-1, Rev., 5.00%, 11/15/2025	25,000	25,135
Series B-2, Rev., 5.00%, 11/15/2025	50,000	50,268
Milford Central School District, GO, BAN, 4.25%, 12/12/2025	3,500,000	3,510,443
Nassau County Sewer and Storm Water Finance Authority Series A, Rev., 5.00%, 10/1/2025	1,000,000	1,000,384
New York City Health and Hospitals Corp., Health System
Series 2008B, Rev., VRDO, LOC : TD Bank NA, 2.78%, 9/8/2025 (c)	1,620,000	1,620,000
Series 2008C, Rev., VRDO, LOC : TD Bank NA, 2.60%, 9/11/2025 (c)	24,300,000	24,300,000
New York City Industrial Development Agency, Queens Baseball Stadium Project
Series 2021A, Rev., A.G., 5.00%, 1/1/2027	500,000	515,619
Series 2021A, Rev., A.G., 5.00%, 1/1/2028	1,250,000	1,316,274
New York City Municipal Water Finance Authority, Second Generation, Fiscal Year 2020 Series 2020CC-1, Rev., 5.00%, 6/15/2026	60,000	61,304
New York City Municipal Water Finance Authority, Second Generation, Fiscal Year 2022 Series 2022, Subseries BB-2, Rev., 5.00%, 6/15/2027	815,000	820,699
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal year 2021 Series 2021, Subseries EE2, Rev., VRDO, LIQ : State Street Bank & Trust Co., 3.85%, 9/2/2025 (c)	65,000,000	65,000,000
New York City Transitional Finance Authority Building Aid
Series 2016S-1, Rev., 5.00%, 1/15/2026	420,000	423,826
Series 2019S-3A, Rev., 5.00%, 7/15/2026	95,000	97,132
New York City Transitional Finance Authority Building Aid, Fiscal Year 2018 Series S-1, Rev., 5.00%, 7/15/2029	20,000	20,909
New York City Transitional Finance Authority Building Aid, Subordinate Series 2016S-1, Rev., 5.00%, 1/15/2026	30,000	30,273
New York City Transitional Finance Authority Future Tax Secured
Series 2018 -1, Rev., 5.00%, 11/1/2025	195,000	195,813
Series 2019C-1, Rev., 5.00%, 11/1/2025	75,000	75,313
Series 2024D, Subseries D-1, Rev., 5.00%, 11/1/2025	20,000	20,083
Series C, Rev., 5.00%, 11/1/2025	40,000	40,167
Series 2023, Subseries F-1, Rev., 5.00%, 2/1/2026	70,000	70,753
Series 2022D, Subseries D-1, Rev., 5.00%, 11/1/2026	20,000	20,634
Series 2022C, Subseries C-1, Rev., 5.00%, 2/1/2027	35,000	36,351
Series B1, Rev., 5.00%, 11/1/2028	3,325,000	3,336,555
New York City Transitional Finance Authority Future Tax Secured Fiscal Year 2016 Series C, Rev., 5.00%, 11/1/2025	2,075,000	2,083,654
New York City Transitional Finance Authority Future Tax Secured Fiscal Year 2018 Series 2018C-6, Rev., VRDO, LIQ : Sumitomo Mitsui Banking Corp., 2.61%, 9/11/2025 (c)	40,000,000	40,000,000
New York City Transitional Finance Authority Future Tax Secured Fiscal Year 2021
Series 2021F-1, Rev., 5.00%, 11/1/2026	200,000	206,344
Series 2021G-1, Rev., 5.00%, 11/1/2028	35,000	37,807
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	257

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018 Series S-2, Rev., 5.00%, 7/15/2028	35,000	36,629
New York City Transitional Finance Authority, Future Tax Secured Series C, Rev., 5.00%, 11/1/2027	30,000	31,253
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018 Series 2018 -1, Rev., 5.00%, 11/1/2026	100,000	103,172
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2021 Series 2021-1, Rev., 5.00%, 11/1/2025	40,000	40,167
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023 Series 2023, Subseries E-1, Rev., 5.00%, 11/1/2028	20,000	21,604
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025
Series 2025C, Subseries C-1, Rev., 5.00%, 5/1/2027	4,800,000	5,016,050
Series 2025C, Subseries C-1, Rev., 5.00%, 5/1/2028	5,000,000	5,341,423
Series 2025C, Subseries C-1, Rev., 5.00%, 5/1/2029	2,695,000	2,940,722
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025
Series 2025-J, Subseries J-1, Rev., 5.00%, 11/1/2027	2,075,000	2,191,383
Series 2025-J, Subseries J-1, Rev., 5.00%, 11/1/2028	9,170,000	9,905,425
Series 2025F, Subseries F-1, Rev., 5.00%, 11/1/2029	2,630,000	2,896,281
Series 2025-J, Subseries J-1, Rev., 5.00%, 11/1/2029	2,755,000	3,033,937
Series 2025F, Subseries F-1, Rev., 5.00%, 11/1/2030	2,600,000	2,903,167
New York State Dormitory Authority
Series 2019A, Rev., 5.00%, 10/1/2025	265,000	265,515
Series 2023A, Rev., A.G., 5.00%, 10/1/2025	350,000	350,683
Series 2024A, Rev., A.G., 5.00%, 10/1/2025	2,650,000	2,655,172
Series 2024A, Rev., A.G., 5.00%, 10/1/2026	1,500,000	1,542,858
Series 2023D, Rev., A.G., 5.00%, 10/1/2027	25,000	26,382
Series 2018-1, Rev., 5.00%, 1/15/2028	110,000	116,816
Series 2016A, Rev., 5.00%, 7/1/2029	30,000	30,614
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
New York State Dormitory Authority, Columbia University Series B, Rev., 5.00%, 10/1/2025	20,000	20,039
New York State Dormitory Authority, Health Facilities Improvement Program Lease Series 2018-1, Rev., 5.00%, 1/15/2029	55,000	58,020
New York State Dormitory Authority, Icahn School of Medicine at Mount Sinai
Series 2015A, Rev., 5.00%, 7/1/2028	25,000	25,033
Series 2015A, Rev., 5.00%, 7/1/2029	40,000	40,052
New York State Dormitory Authority, New York University Series 2016A, Rev., 5.00%, 7/1/2026	35,000	35,749
New York State Dormitory Authority, Northwell Health Obligated Group Series 2019B-3, Rev., 5.00%, 5/1/2026 (c)	3,125,000	3,135,592
New York State Dormitory Authority, Sales Tax
Series 2015B, Rev., 5.00%, 9/15/2025 (b)	45,000	45,042
Series 2024A, Rev., A.G., 5.00%, 10/1/2027	1,550,000	1,635,655
New York State Dormitory Authority, School Districts Financing Program
Series 2015D, Rev., 5.00%, 10/1/2025	50,000	50,101
Series 2017G, Rev., 5.00%, 10/1/2025	105,000	105,204
Series 2018A, Rev., 5.00%, 10/1/2025	40,000	40,078
Series B, Rev., 5.00%, 10/1/2025	50,000	50,097
Series H, Rev., 5.00%, 10/1/2025	10,000	10,017
Series 2018A, Rev., 5.00%, 10/1/2026	25,000	25,690
Series 2025A, Rev., A.G., 5.00%, 10/1/2027	2,500,000	2,638,153
Series 2025A, Rev., A.G., 5.00%, 10/1/2028	1,000,000	1,080,505
New York State Dormitory Authority, State Personal Income Tax Series 2005B, Rev., AMBAC, 5.50%, 3/15/2026	75,000	76,273
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2018A, Rev., 5.00%, 3/15/2026 (b)	70,000	70,974
Series 2022A, Rev., 5.00%, 3/15/2027 (b)	20,000	20,815
New York State Dormitory Authority, State Sales Tax
SEE NOTES TO FINANCIAL STATEMENTS.

258	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Series 2015B, Rev., 5.00%, 9/15/2025 (b)	120,000	120,113
Series 2016A, Rev., 5.00%, 9/15/2026 (b)	50,000	51,344
Series 2016A, Rev., 5.00%, 3/15/2028	30,000	30,799
New York State Dormitory Authority, Touro College and University System Group, Rev., 5.00%, 1/3/2028 (b)	550,000	582,766
New York State Environmental Facilities Corp., State Revolving Funds, Master Financing Program Series 2015D, Rev., 5.00%, 9/15/2026	50,000	50,177
New York State Housing Finance Agency, Historic Front Street Series 2003A, Rev., VRDO, LOC : Landesbank Hessen-Thuringen Girozentrale, 2.77%, 9/8/2025 (c)	22,000,000	22,000,000
New York State Housing Finance Agency, State Personal Income Tax Series 2024A-2, Rev., 3.35%, 6/15/2029 (c)	3,000,000	3,015,301
New York State Thruway Authority Series 2021A-1, Rev., 5.00%, 3/15/2026	20,000	20,286
Owego Apalachin Central School District
Series 2025A, GO, BAN, 4.25%, 7/2/2026	7,019,000	7,095,062
Series 2025B, GO, BAN, 4.25%, 7/17/2026	7,400,000	7,484,387
Port Authority of New York and New Jersey, Consolidated
Series 194, Rev., 5.00%, 10/15/2025	50,000	50,150
Rev., 5.00%, 11/15/2025	25,000	25,132
Series 175, Rev., 5.00%, 12/1/2025	100,000	100,179
Series 183, Rev., 5.00%, 12/15/2025	20,000	20,036
Series 246, Rev., AMT, 5.00%, 9/1/2026	11,500,000	11,757,499
Series 175, Rev., 4.00%, 12/1/2026	215,000	215,243
Series 243, Rev., 5.00%, 12/1/2026	20,000	20,660
Series 177TH, Rev., AMT, 4.00%, 7/15/2030	500,000	500,294
Randolph Central School District, GO, BAN, 4.25%, 6/26/2026	12,500,000	12,630,584
Sidney Central School District, GO, BAN, 4.25%, 6/26/2026	8,980,000	9,066,523
Town of Cornwall, GO, BAN, 4.25%, 4/30/2026	8,545,000	8,622,150
Town of Cortlandt, GO, BAN, 4.25%, 10/3/2025	3,600,000	3,604,211
Town of Grand Island, GO, BAN, 4.25%, 10/3/2025	16,465,845	16,488,635
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
Town of Milton, GO, BAN, 4.00%, 7/24/2026	7,000,000	7,042,428
Town of Newburgh, GO, BAN, 4.50%, 1/30/2026	3,800,000	3,826,644
Town of Stillwater, GO, BAN, 4.25%, 5/29/2026	5,020,000	5,073,716
Triborough Bridge and Tunnel Authority
Series 2016A, Rev., 5.00%, 11/15/2025	155,000	155,838
Series 2023A, Rev., 5.00%, 11/15/2026	25,000	25,814
Series 2023B-2, Rev., 5.00%, 11/15/2026	25,000	25,829
Series B, Rev., 5.00%, 11/15/2026	75,000	77,486
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2017C-1, Rev., 5.00%, 11/15/2025	20,000	20,108
Series 2016A, Rev., 5.00%, 11/15/2026	30,000	30,529
Series 2023A, Rev., 5.00%, 11/15/2026	25,000	25,814
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Payroll Mobility Tax Series 2024B, Rev., BAN, 5.00%, 3/15/2027	1,950,000	2,026,788
United Nations Development Corp. Series 2019A, Rev., 5.00%, 7/1/2026 (b)	145,000	148,046
Village of Fairport, GO, BAN, 4.25%, 5/29/2026	5,631,750	5,693,685
Village of Farmingdale Series 2024B, GO, BAN, 4.25%, 9/25/2025	7,800,000	7,807,281
Village of Freeport Series 2024E, GO, BAN, 4.25%, 11/13/2025	5,015,000	5,029,417
Village of Highland Falls Series 2024C, GO, BAN, 4.25%, 9/26/2025	5,600,000	5,605,455
Village of Johnson City Series 2024C, GO, BAN, 4.25%, 9/26/2025	17,250,878	17,262,307
Village of Scotia, GO, BAN, 4.25%, 6/26/2026	10,585,000	10,691,281
Webb Union Free School District, GO, BAN, 4.25%, 7/16/2026	5,950,000	5,997,110
West Seneca Central School District, GO, BAN, 4.00%, 6/26/2026	17,230,000	17,414,999
Wheatland Chili Central School District Series 2025A, GO, BAN, 4.25%, 7/9/2026	3,615,000	3,655,140
Wilson Central School District, GO, BAN, 4.25%, 6/24/2026	6,723,684	6,794,524
Total New York		691,345,231
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	259

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
North Carolina — 1.0%
Charlotte-Mecklenburg Hospital Authority (The), Atrium Health Care System Series 2021C, Rev., 5.00%, 12/1/2028 (c)	3,440,000	3,678,841
City of Charlotte Water and Sewer System Series 2020, Rev., 5.00%, 7/1/2026	50,000	51,119
City of Durham, Rev., 5.00%, 10/1/2026	115,000	118,344
City of Raleigh Combined Enterprise System Series 2016A, Rev., 5.00%, 3/1/2027	1,475,000	1,534,631
County of Harnett Series 2020, Rev., 5.00%, 12/1/2027	85,000	89,784
County of New Hanover, New Hanover Regional Medical Center
Series 2017, Rev., 5.00%, 10/1/2025 (b)	100,000	100,193
Rev., 5.00%, 10/1/2027 (b)	75,000	79,135
Series 2017, Rev., 5.00%, 10/1/2027 (b)	110,000	116,065
County of Wake
Series 2021, Rev., 5.00%, 3/1/2026	80,000	81,052
Series 2020A, GO, 5.00%, 4/1/2026	70,000	71,097
County of Wake, Hospital System, Rev., NATL - RE, 5.13%, 10/1/2026 (b)	55,000	55,668
Cumberland County Industrial Facilities and Pollution Control Financing Authority, Solid Waste Disposal Project Hero Series 2024, Rev., AMT, 3.75%, 11/1/2025 (c)	6,000,000	6,001,261
North Carolina Capital Facilities Finance Agency, Duke University Project Series 2015B, Rev., 5.00%, 10/1/2025 (b)	7,095,000	7,108,973
North Carolina Housing Finance Agency, Homeownership-1998 Trust
Series 52-C, Rev., VRDO, GNMA / FNMA / FHLMC, LIQ : TD Bank NA, 3.90%, 9/2/2025 (c)	15,500,000	15,500,000
Series 55-C, Rev., GNMA / FNMA / FHLMC, 3.20%, 1/15/2026 (c)	4,435,000	4,435,746
North Carolina Medical Care Commission, Caromont Health Series 2021B, Rev., 5.00%, 2/1/2026 (c)	2,670,000	2,695,197
North Carolina Municipal Power Agency No. 1
Series A, Rev., 5.00%, 1/1/2026	955,000	962,994
Series 2016A, Rev., 5.00%, 1/1/2027	45,000	45,853
Series 2016A, Rev., 5.00%, 1/1/2028	230,000	234,900
Series 2016A, Rev., 5.00%, 1/1/2029	870,000	888,117
North Carolina State University at Raleigh Series 2018, Rev., 5.00%, 10/1/2025	25,000	25,050
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

North Carolina — continued
North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien
Series 2017, Rev., A.G., 5.00%, 1/1/2026	50,000	50,382
Series 2017, Rev., A.G., 5.00%, 1/1/2028	500,000	515,243
State of North Carolina Series 2022A, Rev., 5.00%, 5/1/2026	100,000	101,793
State of North Carolina, Limited Obligation Series 2013A, Rev., 2.25%, 5/1/2026	10,000	9,971
Total North Carolina		44,551,409
North Dakota — 0.1%
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2020B, Rev., 1.05%, 7/1/2026	125,000	122,251
North Dakota Public Finance Authority Series 2022A, Rev., 5.00%, 10/1/2027	195,000	205,848
West Fargo Public School District No. 6 Series 2017, GO, 4.00%, 8/1/2027	2,375,000	2,447,024
Total North Dakota		2,775,123
Ohio — 4.0%
Akron Bath Copley Joint Township Hospital District, Children's Hospital Medical Center of Akron
Series 2022A, Rev., 5.00%, 11/15/2026	465,000	478,903
Series 2022A, Rev., 5.00%, 11/15/2027	470,000	495,378
Akron City School District, Unlimited Tax, GO, 4.00%, 8/6/2026	5,350,000	5,412,157
American Municipal Power, Inc., AMP Fremont Energy Center Project
Series 2017A, Rev., 5.00%, 2/15/2026	25,000	25,281
Series 2017A, Rev., 5.00%, 2/15/2027	25,000	25,907
Series 2017A, Rev., 5.00%, 2/15/2028	70,000	74,275
City of Cincinnati, Unlimited Tax Various Purpose
Series 2016A, GO, 4.00%, 12/1/2025	775,000	778,071
Series 2017A, GO, 5.00%, 12/1/2025	25,000	25,160
City of Cleveland Series 2015, GO, 5.00%, 12/1/2025	90,000	90,554
City of Columbus Series 2016A, GO, 4.00%, 8/15/2026	90,000	90,097
City of Columbus, Unlimited Tax Series 2024-1, GO, 5.00%, 2/15/2030	3,445,000	3,824,572
City of Columbus, Various Purpose, Unlimited Tax Series 2017-1, GO, 5.00%, 4/1/2029	7,010,000	7,357,405
SEE NOTES TO FINANCIAL STATEMENTS.

260	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
City of Hamilton, Limited Tax Various Purpose, GO, BAN, 4.00%, 12/17/2025	2,520,000	2,528,109
City of Huber Heights, Income Tax, Rev., BAN, 4.25%, 6/25/2026	5,750,000	5,815,459
City of Huber Heights, Various Purpose, GO, BAN, 5.00%, 6/25/2026	10,000,000	10,173,219
City of New Albany, GO, BAN, 4.00%, 9/10/2025	4,000,000	4,000,923
City of North Olmsted, Various Purpose, GO, BAN, 4.00%, 6/24/2026 (e)	2,875,000	2,899,618
Cleveland Department of Public Utilities Division of Water Series 2020FF, Rev., 5.00%, 1/1/2026	80,000	80,690
County of Allen, Hospital Facilities, Bon Secours Mercy Health, Inc.
Series 2025C, Rev., VRDO, LOC : PNC Bank NA, 2.55%, 9/11/2025 (c)	17,830,000	17,830,000
Series 2017A, Rev., 5.00%, 8/1/2026	20,000	20,453
Series 2017A, Rev., 5.00%, 8/1/2027	815,000	853,537
County of Cuyahoga, Convention Hotel Project
COP, 5.00%, 12/1/2025	7,490,000	7,529,917
COP, 5.00%, 12/1/2026	5,750,000	5,916,529
County of Hamilton Sales Tax Series 2016A, Rev., 5.00%, 12/1/2029	1,480,000	1,521,975
County of Hamilton, Sales Tax
Series 2016A, Rev., 5.00%, 12/1/2025	40,000	40,257
Series 2016A, Rev., 5.00%, 12/1/2026	670,000	692,586
County of Hamilton, Trihealth, Inc. Group Project Series 2020A, Rev., 5.00%, 8/15/2027	25,000	26,104
County of Lake, GO, 4.00%, 9/24/2025	4,000,000	4,002,570
County of Mahoning, Limited Tax Various Tax, GO, 4.00%, 10/14/2025	5,400,000	5,405,991
County of Montgomery, Dayton Children's Hospital Series 2021, Rev., 5.00%, 8/1/2026	305,000	311,235
County of Muskingum, Limited Tax, GO, 4.00%, 12/17/2025	12,000,000	12,040,460
County of Wayne, Limited Tax, GO, 3.50%, 12/18/2025	17,000,000	17,030,389
Cuyahoga Metropolitan Housing Authority, Wade Park Apartments, Rev., FHA, 4.75%, 12/1/2025 (c)	4,930,000	4,951,134
Kings Local School District, Unlimited Tax, GO, BAN, 5.00%, 7/9/2026	4,000,000	4,075,425
Miami University
Series 2017, Rev., 5.00%, 9/1/2025	90,000	90,000
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Ohio — continued
Series 2017, Rev., 5.00%, 9/1/2026	25,000	25,647
Miamisburg City School District Series 2016, GO, 5.00%, 12/1/2025 (b)	390,000	392,445
Monroe Local School District, GO, BAN, 3.88%, 12/4/2025	3,000,000	3,008,242
Ohio Air Quality Development Authority, American Electric Power Co. Project Series 2014D, Rev., 3.20%, 5/1/2026	3,000,000	2,994,991
Ohio Higher Educational Facility Commission, Case Western Reserve University Project Series 2021B, Rev., (SIFMA Municipal Swap Index Yield + 0.23%), 2.86%, 9/11/2025 (d)	5,500,000	5,452,453
Ohio State University (The)
Series 2020A, Rev., 5.00%, 12/1/2026	35,000	36,138
Series 2020A, Rev., 5.00%, 12/1/2027	100,000	105,905
Ohio Turnpike and Infrastructure Commission
Series 2017A, Rev., 5.00%, 2/15/2026	130,000	131,448
Series 1998A, Rev., NATL - RE, 5.50%, 2/15/2026	2,825,000	2,862,771
Ohio Water Development Authority
Series 2019A, Rev., 5.00%, 6/1/2026	180,000	183,617
Series 2019A, Rev., 5.00%, 12/1/2026	30,000	31,016
Ohio Water Development Authority Water Pollution Control Loan Fund
Series 2015A, Rev., 5.00%, 6/1/2026	55,000	56,105
Series 2020B, Rev., 5.00%, 12/1/2029	30,000	33,194
Ohio Water Development Authority, Water Pollution Control Loan Fund Series 2015B, Rev., 5.00%, 12/1/2025 (b)	25,000	25,154
State of Ohio
Series 2018-1, Rev., 5.00%, 12/15/2025	25,000	25,179
Series U, GO, 5.00%, 5/1/2026	70,000	71,251
Series A, Rev., 5.00%, 6/1/2026	175,000	178,359
State of Ohio, Capital Facilities Lease Appropriation Series 2017A, Rev., 5.00%, 12/1/2025	50,000	50,308
State of Ohio, Cleveland Clinic Health System Series 2019F, Rev., VRDO, LIQ : US Bank NA, 2.75%, 9/2/2025 (c)	10,000,000	10,000,000
State of Ohio, Common School
Series 2013A, GO, 5.00%, 9/15/2025	40,000	40,037
Series 2017B, GO, 5.00%, 9/15/2025	515,000	515,480
State of Ohio, Full Faith and Credit Highway User Receipt Series V, GO, 5.00%, 5/1/2026	100,000	101,787
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	261

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
State of Ohio, Infrastructure Improvement
Series 2023A, GO, 4.00%, 9/1/2025	100,000	100,000
Series 2016A, GO, 5.00%, 9/1/2025	25,000	25,000
Series 2017B, GO, 5.00%, 9/1/2025	30,000	30,000
Series 2020B, GO, 5.00%, 8/1/2026	40,000	40,993
Series 2021B, GO, 5.00%, 2/1/2027	20,000	20,764
Series 2025A, GO, 5.00%, 3/1/2029	11,500,000	12,550,945
Series 2025A, GO, 5.00%, 3/1/2030	7,500,000	8,325,848
State of Ohio, Lease Appropriation Adult Correctional Building Fund Projects Series 2017B, Rev., 5.00%, 10/1/2025	30,000	30,059
State of Ohio, Major New State Infrastructure Project
Series 2024-1, Rev., 5.00%, 12/15/2028	1,175,000	1,275,057
Series 2024-1, Rev., 5.00%, 12/15/2029	1,605,000	1,775,619
State of Ohio, Mental Health Facilities Improvement Fund Projects
Series 2020A, Rev., 5.00%, 2/1/2026	60,000	60,628
Series 2018A, Rev., 5.00%, 6/1/2026	100,000	101,920
Series 2018A, Rev., 5.00%, 6/1/2028	75,000	80,415
State of Ohio, New Infrastructure Project
Series 2019-1, Rev., 5.00%, 12/15/2025	20,000	20,143
Series 2022-1, Rev., 5.00%, 12/15/2025	25,000	25,179
State of Ohio, State Infrastructure Project
Series 2016-1, Rev., 5.00%, 12/15/2025	50,000	50,358
Series 2016-1, Rev., 5.00%, 12/15/2026	50,000	50,959
Series 2018-1, Rev., 5.00%, 12/15/2026	20,000	20,668
Series 2021-1A, Rev., 5.00%, 12/15/2026	20,000	20,668
State of Ohio, University Hospitals Health System, Inc. Series 2016A, Rev., 5.00%, 1/15/2027	95,000	95,751
State of Ohio, Voting System Acquisition Project, COP, 5.00%, 9/1/2025	145,000	145,000
Total Ohio		177,681,841
Oklahoma — 1.2%
Canadian County Educational Facilities Authority, Mustang Public Schools Project
Series 2017, Rev., 4.00%, 9/1/2025	105,000	105,000
Series 2017, Rev., 5.00%, 9/1/2027	1,045,000	1,068,644
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oklahoma — continued
Canadian County Independent School District No. 69 Mustang
Series 2024C, GO, 4.00%, 6/1/2026	2,565,000	2,589,391
Series 2023, GO, 4.00%, 6/1/2027	3,530,000	3,607,258
City of Oklahoma City
GO, 5.00%, 3/1/2027	4,070,000	4,226,593
Series 2016, GO, 5.00%, 3/1/2027	1,125,000	1,168,284
GO, 5.00%, 3/1/2028	50,000	53,344
Cleveland County Educational Facilities Authority, Norman Public Schools Project Series 2023A, Rev., 5.00%, 6/1/2028	1,700,000	1,805,857
Grand River Dam Authority
Series 2014A, Rev., 5.00%, 6/1/2026	310,000	310,556
Series 2016A, Rev., 5.00%, 6/1/2026	145,000	147,606
Series 2016A, Rev., 5.00%, 6/1/2027	145,000	149,261
Series 2016A, Rev., 5.00%, 6/1/2028	55,000	56,574
Oklahoma Capitol Improvement Authority, Capitol Repair Project Series 2017B, Rev., 5.00%, 1/1/2026	70,000	70,577
Oklahoma City Water Utilities Trust Series 2016, Rev., 5.00%, 7/1/2026 (b)	20,000	20,427
Oklahoma Development Finance Authority, Health System, Integris Obligated Group Series 2020C, Rev., VRDO, 3.15%, 9/11/2025 (c)	12,610,000	12,610,000
Oklahoma Municipal Power Authority, Power Supply System Series 2021A, Rev., A.G., 5.00%, 1/1/2027	20,000	20,657
Oklahoma State University
Series 2020A, Rev., 5.00%, 9/1/2025	870,000	870,000
Series 2020A, Rev., 5.00%, 9/1/2027	760,000	796,322
Oklahoma Turnpike Authority, Turnpike System, Second Senior
Series 2017D, Rev., 5.00%, 1/1/2026	135,000	136,157
Series 2020A, Rev., 5.00%, 1/1/2026	20,000	20,171
Series 2017D, Rev., 5.00%, 1/1/2028	70,000	73,968
Tulsa County Independent School District No. 1 Tulsa
Series 2025A, GO, 4.00%, 4/1/2028	4,325,000	4,474,845
Series 2025A, GO, 3.50%, 4/1/2029	5,230,000	5,374,767
Series 2025A, GO, 4.00%, 4/1/2030	5,225,000	5,501,005
Tulsa County Independent School District No. 4 Bixby, GO, 5.00%, 6/1/2027	8,560,000	8,890,907
SEE NOTES TO FINANCIAL STATEMENTS.

262	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Oklahoma — continued
Tulsa County Industrial Authority Educational Facilities Lease, Broken Arrow Public Schools Project, Rev., 5.00%, 9/1/2025	35,000	35,000
Tulsa County Industrial Authority, Broken Arrow Public School Project Series 2019A, Rev., 5.00%, 9/1/2027	170,000	178,177
Total Oklahoma		54,361,348
Oregon — 0.3%
City of Portland Sewer System Series 2019A, Rev., 5.00%, 3/1/2026	115,000	116,480
City of Portland Sewer System, Senior Lien Series 2020A, Rev., 5.00%, 3/1/2026	50,000	50,644
Clackamas County School District No. 46 Oregon Trail Series 2017, GO, 5.00%, 6/15/2029	1,500,000	1,562,120
Oregon State Facilities Authority, Reed College Project Series 2017A, Rev., 4.00%, 7/1/2027 (b)	125,000	128,608
State of Oregon Department of Transportation
Series 2022A, Rev., 5.00%, 11/15/2025	20,000	20,104
Series A, Rev., 5.00%, 11/15/2025	30,000	30,156
State of Oregon, Article XI-F Project Series 2025F, GO, 5.00%, 8/1/2027	2,000,000	2,103,758
State of Oregon, Article XI-G Project Series 2025G, GO, 5.00%, 8/1/2027	5,315,000	5,590,737
State of Oregon, Article XI-M, XI-N and XI-P State Grant Program Series 2019D, GO, 5.00%, 6/1/2026	50,000	51,001
State of Oregon, Article XI-Q State Project Series 2023A, GO, 5.00%, 5/1/2026	25,000	25,443
State of Oregon, Interstate 5 Bridge Replacement Project Series 2025E, GO, 5.00%, 5/15/2027	2,645,000	2,766,866
Tri-County Metropolitan Transportation District of Oregon
Series 2017A, Rev., 5.00%, 10/1/2025	505,000	505,895
Series 2017A, Rev., 5.00%, 10/1/2027	60,000	63,036
Series 2018A, Rev., 5.00%, 10/1/2028	100,000	105,946
Tri-County Metropolitan Transportation District of Oregon, Senior Lien Payroll Tax Series 2017A, Rev., 5.00%, 9/1/2026 (b)	960,000	985,235
Total Oregon		14,106,029
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pennsylvania — 5.7%
Allegheny County Higher Education Building Authority, Robert Morris University
Rev., 5.00%, 10/15/2026 (b)	1,115,000	1,144,129
Rev., 5.00%, 10/15/2027 (b)	4,670,000	4,902,409
Allegheny County Higher Education Building Authority, University Refunding Duquesne University Series 2016, Rev., 5.00%, 3/1/2027	70,000	70,760
Allegheny County Hospital Development Authority, Pittsburgh Medical Center Series 2019A, Rev., 5.00%, 7/15/2026	110,000	112,221
Allegheny County Sanitary Authority, Sewer Series 2016, Rev., A.G., 5.00%, 12/1/2025	60,000	60,377
Central Dauphin School District Series 2016, GO, 5.00%, 2/1/2026	25,000	25,215
Centre County Hospital Authority, Mount Nittany Medical Center Project Series A, Rev., 5.00%, 11/15/2025 (b)	870,000	874,264
Chester County Health and Education Facilities Authority, Main Line Health System Series 2020A, Rev., 5.00%, 9/1/2026	50,000	51,184
City of Philadelphia
Series 2021A, GO, 5.00%, 5/1/2026	200,000	203,316
Series 2017A, GO, 5.00%, 8/1/2026	85,000	86,928
Series 2025C, GO, 5.00%, 8/1/2027	3,060,000	3,206,777
Series 2019B, GO, 5.00%, 2/1/2028	150,000	159,224
Series 2021A, GO, 5.00%, 5/1/2028	90,000	96,084
Series 2025C, GO, 5.00%, 8/1/2030	5,425,000	6,032,921
City of Philadelphia Water and Wastewater
Series 2016, Rev., 5.00%, 10/1/2025	105,000	105,211
Series 2014A, Rev., 5.00%, 7/1/2026	2,710,000	2,713,799
Series 2019A, GO, 5.00%, 8/1/2026	195,000	199,424
Commonwealth Financing Authority Series 2019B, Rev., 5.00%, 6/1/2027	155,000	161,478
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2026	890,000	906,319
Rev., 5.00%, 6/1/2027	1,350,000	1,408,282
Rev., 5.00%, 6/1/2028	2,795,000	2,980,619
Rev., 5.00%, 6/1/2029	5,440,000	5,784,840
Rev., 5.00%, 6/1/2030	3,445,000	3,644,506
Commonwealth of Pennsylvania
Series 2016, GO, A.G. - CR, 5.00%, 9/15/2025	785,000	785,703
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	263

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Series 2015, GO, A.G., 5.00%, 8/15/2026	675,000	676,255
Series 1ST, GO, 5.00%, 9/15/2026	20,000	20,558
Series 2018A, COP, 5.00%, 7/1/2027	50,000	52,255
Series 2016, GO, 5.00%, 9/15/2027	1,325,000	1,358,718
Series 2018A, COP, 5.00%, 7/1/2028	440,000	465,216
Series 2025A, GO, 5.00%, 8/15/2028	18,000,000	19,364,411
Series 2025B, GO, 5.00%, 8/15/2028	6,250,000	6,723,754
Council Rock School District Series 2019A, GO, 4.00%, 11/15/2025	35,000	35,098
County of Allegheny
Series C-75, GO, 5.00%, 11/1/2027	290,000	298,318
Series C-75, GO, 5.00%, 11/1/2028	5,475,000	5,628,211
County of Bucks Series 2017, GO, 5.00%, 6/1/2026	40,000	40,797
Delaware County Authority, Cabrini University Rev., 5.00%, 7/1/2027 (b)	2,800,000	2,912,745
Delaware County Industrial Development Authority, United Parcel Service Project, Rev., VRDO, 3.90%, 9/2/2025 (c)	40,000,000	40,000,000
East Stroudsburg Area School District Series AA, GO, 5.00%, 9/1/2025	520,000	520,000
Garnet Valley School District Series 2017, GO, 4.00%, 4/1/2027	135,000	135,161
Geisinger Authority, Health System
Series 2020B, Rev., 5.00%, 2/15/2027 (c)	13,940,000	14,217,780
Series 2020C, Rev., 5.00%, 4/1/2030 (c)	2,490,000	2,687,081
General Authority of Southcentral Pennsylvania, Wellspan Health Obligated Group Series 2019E, Rev., VRDO, LIQ : US Bank NA, 2.80%, 9/2/2025 (c)	10,000,000	10,000,000
Methacton School District, GO, 4.00%, 9/15/2025	75,000	75,038
Monroeville Finance Authority, University of Pittsburg Medical Center, Rev., 5.00%, 2/15/2026	160,000	161,652
Montour School District Series A, GO, A.G., 5.00%, 10/1/2025 (b)	65,000	65,125
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, Republic Services, Inc., Project
Series 2019A, Rev., AMT, 3.85%, 10/15/2025 (c)	3,000,000	3,000,206
Series 2019B-1, Rev., AMT, 3.85%, 10/15/2025 (c)	12,000,000	12,000,826
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pennsylvania — continued
Pennsylvania Economic Development Financing Authority, University of Pittsburgh Medical Center
Rev., 5.00%, 3/15/2026	255,000	258,132
Series 2017A, Rev., 5.00%, 11/15/2026	25,000	25,702
Series 2016, Rev., 5.00%, 3/15/2027	20,000	20,460
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project Series 2021A, Rev., AMT, 4.00%, 7/1/2026 (c)	13,000,000	12,985,732
Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Project Series 2017A, Rev., AMT, 3.88%, 8/3/2026 (c)	5,100,000	5,100,837
Pennsylvania Higher Educational Facilities Authority Series A, Rev., 5.00%, 10/1/2025 (b)	100,000	100,201
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System
Series A, Rev., 5.00%, 10/1/2025 (b)	100,000	100,201
Series 2019, Rev., 5.00%, 8/15/2028	30,000	32,147
Pennsylvania Higher Educational Facilities Authority, University Of Pennsylvania Health System Series 2016A, Rev., 5.00%, 8/15/2027	75,000	76,554
Pennsylvania Turnpike Commission
Rev., VRDO, LOC : TD Bank NA, 2.62%, 9/11/2025 (c)	38,000,000	38,000,000
Series A-2, Rev., 5.00%, 12/1/2025	70,000	70,445
Series B-2, Rev., 5.00%, 6/1/2026	275,000	280,176
Series 2016, Rev., 5.00%, 6/1/2027	60,000	60,345
Series 2016B, Rev., 5.00%, 6/1/2027	20,000	20,349
Series 2016A-1, Rev., 5.00%, 12/1/2027	150,000	152,863
Series 2016A-3, Rev., 5.00%, 12/1/2027	145,000	149,355
Series B-2, Rev., 5.00%, 6/1/2028	30,000	31,357
Series 2016A-1, Rev., 5.00%, 12/1/2028	50,000	50,872
Series 2021A, Rev., 5.00%, 12/1/2028	40,000	43,327
Series 2024A, Rev., 5.00%, 12/1/2028	20,000	21,663
Series 2016, Rev., 5.00%, 6/1/2029	40,000	40,223
Rev., 5.00%, 12/1/2029	75,000	80,279
Series 2017, Rev., 5.00%, 12/1/2029	465,000	490,632
Series 2017-2, Rev., 5.00%, 12/1/2029	25,000	26,305
SEE NOTES TO FINANCIAL STATEMENTS.

264	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — continued
Pennsylvania Turnpike Commission Oil Franchise Tax
Series A, Rev., 5.00%, 12/1/2027	125,000	128,836
Series B, Rev., 5.00%, 12/1/2028	20,000	20,589
Series A, Rev., 5.00%, 12/1/2029	500,000	514,586
Series B, Rev., 5.00%, 12/1/2029	20,000	20,573
Pennsylvania Turnpike Commission Registration Fee Series 2005A, Rev., A.G., 5.25%, 7/15/2027	20,000	21,066
Pennsylvania Turnpike Commission, Motor License Fund, Enhanced, Subordinate Series 2017, Rev., 5.00%, 12/1/2028	170,000	179,685
Pennsylvania Turnpike Commission, Subordinate Series A-2, Rev., 5.00%, 6/1/2027	5,530,000	5,626,393
Peters Township School District Washington County, GO, 5.00%, 1/15/2026	20,000	20,176
Philadelphia Authority for Industrial Development
Series B-2, Rev., VRDO, LOC : TD Bank NA, 2.62%, 9/11/2025 (c)	19,500,000	19,500,000
Series 2019, Rev., 5.00%, 10/1/2025	1,000,000	1,001,612
Series 2019, Rev., 5.00%, 10/1/2026	205,000	210,073
Series 2019, Rev., 5.00%, 10/1/2027	305,000	319,846
Series 2019, Rev., 5.00%, 10/1/2028	50,000	53,538
Series 2019, Rev., 5.00%, 10/1/2029	400,000	435,908
Philadelphia Authority for Industrial Development, Culture and Commercial Corridor Program Series 2016A, Rev., 5.00%, 12/1/2026	5,125,000	5,154,144
Philadelphia Gas Works Co., 1998 General Ordinance
Series 14TH, Rev., 5.00%, 10/1/2026	175,000	179,539
Series 14TH, Rev., 5.00%, 10/1/2028	190,000	194,571
Series 14TH, Rev., 5.00%, 10/1/2029	120,000	122,823
School District of Philadelphia (The)
Series F, GO, 5.00%, 9/1/2025	1,135,000	1,135,000
Series F, GO, 5.00%, 9/1/2026	350,000	358,566
Series F, GO, 5.00%, 9/1/2027	50,000	51,007
Series F, GO, 5.00%, 9/1/2028	50,000	51,013
Series F, GO, 5.00%, 9/1/2029	30,000	30,590
Southeastern Pennsylvania Transportation Authority
Series 2017, Rev., 5.00%, 3/1/2026	250,000	253,113
Rev., 5.00%, 6/1/2026	150,000	152,830
Series 2020, Rev., 5.00%, 6/1/2026	240,000	244,528
Series 2020, Rev., 5.00%, 6/1/2028	30,000	31,940
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pennsylvania — continued
Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts Series 2017, Rev., 5.00%, 6/1/2026	70,000	71,321
State Public School Building Authority, The School District of the City of Harrisburg Project Series 2016A, Rev., A.G., 4.00%, 12/1/2026 (b)	15,000	15,301
Total Pennsylvania		250,472,519
Rhode Island — 0.7%
City of Pawtucket Series 2024-2, GO, BAN, 4.50%, 10/24/2025	2,900,000	2,903,808
Rhode Island Commerce Corp., Department of Transportation
Series 2020A, Rev., 5.00%, 5/15/2026	25,000	25,424
Series 2016B, Rev., 5.00%, 6/15/2026	410,000	417,809
Series 2016B, Rev., 5.00%, 6/15/2027	435,000	442,981
Series 2016B, Rev., 5.00%, 6/15/2028	160,000	162,969
Series 2016B, Rev., 5.00%, 6/15/2029	1,015,000	1,033,198
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund Series 2016A, Rev., 5.00%, 10/1/2025 (b)	20,000	20,040
State of Rhode Island Series 2019E, GO, 5.00%, 1/15/2026	20,000	20,192
Town of South Kingstown, GO, BAN, 4.00%, 6/25/2026	25,000,000	25,277,675
Total Rhode Island		30,304,096
South Carolina — 1.0%
City of Columbia Waterworks and Sewer System Series 2016B, Rev., 5.00%, 2/1/2026	500,000	505,437
County Square Redevelopment Corp., Greenville South Carolina Project, Rev., 5.00%, 4/1/2030	8,700,000	9,669,961
Fort Mill School District No. 4 Series 2025A, GO, SCSDE, 4.25%, 3/2/2026	9,865,000	9,942,694
Greenville County School District Series 2023, Rev., 5.00%, 12/1/2025	1,325,000	1,332,658
Lexington County Health Services District, Inc., Lexmed Obligated Group Series 2017, Rev., 5.00%, 11/1/2027	25,000	26,246
Parker Sewer and Fire Subdistrict, South Carolina Sewer System, Rev., 4.00%, 4/1/2027 (b)	240,000	245,579
Piedmont Municipal Power Agency
Series 2015A, Rev., 5.00%, 1/1/2026	1,700,000	1,702,723
Series 2021B, Rev., 5.00%, 1/1/2027	915,000	943,903
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	265

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
South Carolina — continued
SCAGO Educational Facilities Corp. for Pickens School District
Series 2015, Rev., 5.00%, 12/1/2025	1,190,000	1,191,879
Rev., 5.00%, 12/1/2027	85,000	85,128
Series 2015, Rev., 5.00%, 12/1/2028	2,385,000	2,388,214
South Carolina Jobs-Economic Development Authority, Bon Secours Mercy Health, Inc.
Series 2020B, Rev., 5.00%, 10/1/2025 (c)	990,000	991,909
Series 2025B-1, Rev., 5.00%, 11/1/2030 (c)	7,000,000	7,654,261
South Carolina Jobs-Economic Development Authority, Enerra South Carolina Project Series 2024, Rev., AMT, 3.70%, 12/1/2026 (c) (e)	4,000,000	4,009,188
South Carolina Public Service Authority
Series 2016A, Rev., 5.00%, 12/1/2027	25,000	25,390
Series 2016A, Rev., 5.00%, 12/1/2029	250,000	253,714
South Carolina Public Service Authority, Santee Cooper
Series 2022A, Rev., 5.00%, 12/1/2026	465,000	479,072
Series 2022B, Rev., A.G. - CR, 4.00%, 12/1/2029	3,500,000	3,671,411
South Carolina Transportation Infrastructure Bank
Series 2021B, Rev., 5.00%, 10/1/2025	100,000	100,203
Series 2021B, Rev., 5.00%, 10/1/2027	25,000	26,364
Total South Carolina		45,245,934
South Dakota — 0.0% ^
Sioux Falls School District No. 49-5 Series 2018A, GO, 4.00%, 8/17/2026 (b)	20,000	20,277
South Dakota Conservancy District Series 2017B, Rev., 5.00%, 8/1/2030	1,260,000	1,319,738
Total South Dakota		1,340,015
Tennessee — 0.6%
City of Chattanooga, GO, 3.13%, 10/1/2025	140,000	140,042
City of Chattanooga Electric
Series 2015A, Rev., 4.00%, 9/1/2025	1,065,000	1,065,000
Series A, Rev., 4.00%, 9/1/2025	2,830,000	2,830,000
Series A, Rev., 5.00%, 9/1/2025	20,000	20,000
Rev., 5.00%, 9/1/2028	7,835,000	8,449,840
City of Clarksville Series 2016, Rev., 5.00%, 2/1/2026 (b)	230,000	232,401
City of Memphis Electric System Series 2016, Rev., 5.00%, 12/1/2029	2,165,000	2,223,914
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Tennessee — continued
City of Memphis Gas System Series 2016, Rev., 5.00%, 12/1/2029	2,185,000	2,245,273
Health Educational and Housing Facility Board of the City of Memphis (The), Arbors Hickory Ridge Project Series 2012, Rev., 6.25%, 1/1/2029 (b)	1,500,000	1,725,858
Memphis-Shelby County Industrial Development Board
Series 2017B, Rev., 5.00%, 11/1/2025	225,000	225,873
Series 2017B, Rev., 5.00%, 11/1/2026	45,000	46,305
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Northview Project Series 2023B, Rev., 3.60%, 2/1/2028 (c)	1,500,000	1,527,346
Metropolitan Government of Nashville and Davidson County
GO, 4.75%, 7/1/2026	30,000	30,602
Series 2016, GO, 5.00%, 1/1/2027	30,000	30,625
State of Tennessee Series 2021A, GO, 5.00%, 11/1/2025	20,000	20,085
Tennessee Energy Acquisition Corp., Commodity Project
Series 2021A, Rev., 5.00%, 11/1/2025	350,000	351,010
Series 2021A, Rev., 5.00%, 11/1/2026	500,000	510,164
Tennessee State School Bond Authority, Higher Educational Facilities Second Program
Series 2015B, Rev., 5.00%, 11/1/2025 (b)	5,025,000	5,046,557
Series A, Rev., 5.00%, 11/1/2025	100,000	100,422
Series 2015B, Rev., 5.00%, 11/1/2026	30,000	30,120
Total Tennessee		26,851,437
Texas — 7.8%
Alamo Community College District, Maintenance Tax, GO, 5.00%, 2/15/2026	275,000	278,225
Alamo Regional Mobility Authority, Junior Lien Vehicle Registration Fee, Rev., 5.00%, 6/15/2026	1,245,000	1,246,821
Arlington Housing Finance Corp., Multi Family Housing 6900 Matlock Road Series 2023, Rev., 4.50%, 4/1/2027 (c)	65,000	65,613
Austin Community College District Public Facility Corp., Round Rock Campus Series 2015, Rev., 5.00%, 8/1/2026	70,000	70,119
Board of Regents of the University of Texas System
Series 2016D, Rev., 5.00%, 8/15/2026	40,000	41,006
Series 2019A, Rev., 5.00%, 8/15/2028	65,000	69,937
SEE NOTES TO FINANCIAL STATEMENTS.

266	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Series 2020C, Rev., 5.00%, 8/15/2028	80,000	86,076
Central Texas Regional Mobility Authority, Subordinate Lien Series 2021C, Rev., BAN, 5.00%, 1/1/2027	2,170,000	2,186,083
City of Austin
GO, 5.00%, 9/1/2025	140,000	140,000
Series 2020, GO, 5.00%, 9/1/2025	105,000	105,000
City of Austin Electric Utility
Series 2020A, Rev., 5.00%, 11/15/2025	25,000	25,129
Series 2015A, Rev., 5.00%, 11/15/2026	70,000	70,348
Series 2015A, Rev., 5.00%, 11/15/2027	155,000	155,731
City of Austin Water and Wastewater System
Series 2015A, Rev., 5.00%, 11/15/2025 (b)	20,000	20,096
Series 2015A, Rev., 5.00%, 11/15/2025	300,000	301,388
Series 2021, Rev., 5.00%, 11/15/2025	20,000	20,093
Series 2024, Rev., 5.00%, 11/15/2027	50,000	52,835
Series 2024, Rev., 5.00%, 11/15/2028	1,500,000	1,619,868
Rev., 5.00%, 11/15/2029	250,000	275,105
City of Austin, Airport System Series 2017A, Rev., 5.00%, 11/15/2027	255,000	262,152
City of Brownsville, Utilities System
Rev., A.G., 5.00%, 9/1/2025	1,265,000	1,265,000
Series 2013A, Rev., 5.00%, 9/1/2025	200,000	200,000
City of Dallas
Series 2023A, GO, 5.00%, 2/15/2026	365,000	369,082
Series 2023A, GO, 5.00%, 2/15/2027	60,000	62,208
Series 2023A, GO, 5.00%, 2/15/2029	20,000	21,701
City of Dallas Waterworks and Sewer System
Series 2015A, Rev., 5.00%, 10/1/2025	65,000	65,134
Series 2020C, Rev., 5.00%, 10/1/2025	125,000	125,257
Series 2015A, Rev., 5.00%, 10/1/2027	2,260,000	2,264,201
Series 2015A, Rev., 5.00%, 10/1/2028	180,000	180,321
City of Denton, Utility System
Series 2017, Rev., 5.00%, 12/1/2027	115,000	118,463
Series 2017, Rev., 5.00%, 12/1/2029	70,000	71,977
City of El Paso Series 2020A, GO, 5.00%, 8/15/2029	20,000	21,840
City of El Paso Water Sewer Series 2019A, Rev., 5.00%, 3/1/2029	1,205,000	1,275,367
City of Fort Worth
GO, 5.00%, 3/1/2027	310,000	321,669
GO, 5.00%, 3/1/2030	25,000	27,493
City of Houston
Series 2016A, GO, 5.00%, 3/1/2026	100,000	101,317
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Series 2016A, GO, 5.00%, 3/1/2027	2,190,000	2,216,506
Series 2016A, GO, 5.00%, 3/1/2028	595,000	602,367
Series 2019A, GO, 5.00%, 3/1/2028	65,000	68,987
Series 2021A, GO, 5.00%, 3/1/2028	20,000	21,227
Series 2017A, GO, 5.00%, 3/1/2029	2,680,000	2,771,870
City of Houston Airport System, Subordinate Lien
Series 2018B, Rev., 5.00%, 7/1/2026	225,000	229,724
Series 2018B, Rev., 5.00%, 7/1/2027	25,000	26,171
City of Houston Combined Utility System
Series 2017B, Rev., 5.00%, 11/15/2025	255,000	256,337
Series 1998A, Rev., A.G., Zero Coupon, 12/1/2025 (b)	7,510,000	7,458,194
Series 2017B, Rev., 5.00%, 11/15/2027	135,000	142,596
City of Houston, Airport System, Subordinate Lien
Series 2018D, Rev., 5.00%, 7/1/2026	200,000	204,199
Series 2020B, Rev., 5.00%, 7/1/2026	125,000	127,625
Series 2020B, Rev., 5.00%, 7/1/2027	50,000	52,342
Series 2023B, Rev., A.G., 5.00%, 7/1/2028	35,000	37,486
City of Houston, Combined Utility System, First Lien
Series 2018C, Rev., VRDO, LIQ : Bank of America NA, 2.50%, 9/11/2025 (c)	40,000,000	40,000,000
Series 2024A, Rev., 5.00%, 11/15/2025	25,000	25,131
Series 2024A, Rev., 5.00%, 11/15/2026	1,000,000	1,031,829
Series 2017B, Rev., 5.00%, 11/15/2028	45,000	47,270
Series 2016B, Rev., 5.00%, 11/15/2029	2,130,000	2,189,242
City of Houston, Public Improvement Series 2021A, GO, 5.00%, 3/1/2026	295,000	298,885
City of Lubbock
Series 2016, GO, 5.00%, 2/15/2026	130,000	131,466
Series 2018, GO, 5.00%, 2/15/2026	500,000	505,637
City of Lubbock, Electric Light and Power System Series 2021, Rev., 5.00%, 4/15/2028	35,000	37,273
City of Rowlett Series 2019, GO, 5.00%, 2/15/2026	30,000	30,338
City of San Antonio Series 2016, GO, 5.00%, 2/1/2028	105,000	107,487
City of San Antonio Electric and Gas Systems, Rev., 5.00%, 2/1/2030	2,000,000	2,042,355
City of San Antonio, Combination Tax, GO, 5.00%, 2/1/2028	1,000,000	1,061,281
City of San Antonio, Drainage Utility System, Rev., 5.00%, 2/1/2027	50,000	50,092
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	267

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
City of San Antonio, Electric and Gas Systems
Series 2015, Rev., 5.00%, 2/1/2026	445,000	449,995
Series 2016, Rev., 5.00%, 2/1/2028	1,175,000	1,202,483
Series 2024D, Rev., 5.00%, 2/1/2029	1,500,000	1,622,189
City of San Antonio, General Improvement Series 2019, GO, 5.00%, 8/1/2029	70,000	76,524
Clifton Higher Education Finance Corp., Idea Public Schools
Rev., PSF-GTD, 5.00%, 8/15/2027	1,650,000	1,725,133
Rev., PSF-GTD, 5.00%, 8/15/2028	1,850,000	1,976,694
Collin County Community College District
Series 2018, GO, 5.00%, 8/15/2026	95,000	97,345
Series 2020A, GO, 5.00%, 8/15/2028	50,000	53,673
Colorado River Municipal Water District
Series 2017, Rev., 5.00%, 1/1/2027	50,000	51,662
Series 2017, Rev., 5.00%, 1/1/2029	20,000	21,070
County of Bastrop, Combination Tax, GO, 5.00%, 8/1/2026	500,000	511,500
County of Bexar
Series 2017, GO, 5.00%, 6/15/2026 (b)	245,000	249,833
Series A, GO, 5.00%, 6/15/2026 (b)	20,000	20,395
County of Bexar, Limited Tax
Series 2017, GO, 5.00%, 6/15/2026 (b)	270,000	275,326
Series 2017, GO, 5.00%, 6/15/2027	3,025,000	3,080,521
County of Denton, Permanent Improvement, GO, 5.00%, 7/15/2027	20,000	20,441
County of Fort Bend Series B, GO, 5.00%, 3/1/2026	60,000	60,763
County of Fort Bend, Unlimited Tax
Series A, GO, 5.00%, 3/1/2026	45,000	45,577
Series B, GO, 5.00%, 3/1/2028	25,000	25,317
County of Harris
Series 2015A, GO, 5.00%, 10/1/2025	1,470,000	1,472,790
Series 2017A, GO, 5.00%, 10/1/2025	80,000	80,150
County of Harris Toll Road, First Lien Series 2021, Rev., 5.00%, 8/15/2026	35,000	35,871
County of Harris, Senior Lien
Series 2015B, Rev., 5.00%, 8/15/2026	60,000	60,116
Series 2015B, Rev., 5.00%, 8/15/2027	90,000	90,148
Series 2016A, Rev., 5.00%, 8/15/2027	310,000	316,915
County of Harris, Toll Road, Senior Lien Series 2016A, Rev., 5.00%, 8/15/2028	40,000	40,847
County of Hays Series 2017, GO, 5.00%, 2/15/2028	115,000	119,074
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
County of Montgomery Series 2014A, GO, 5.00%, 3/1/2027	1,410,000	1,412,383
County of Travis Series 2019A, GO, 5.00%, 3/1/2026	70,000	70,929
County of Williamson, Limited Tax, GO, 5.00%, 2/15/2030	210,000	231,249
Cypress-Fairbanks Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2029	11,000,000	11,955,153
Series 2023A, GO, PSF-GTD, 5.00%, 2/15/2030	5,560,000	6,142,597
Dallas Area Rapid Transit, Sales Tax, Senior Lien
Series 2016A, Rev., 5.00%, 12/1/2025 (b)	515,000	518,165
Series 2019, Rev., 5.00%, 12/1/2025	260,000	261,577
Dallas County Utility and Reclamation District, Unlimited Tax Series 2016, GO, 5.00%, 2/15/2028	475,000	501,885
Dallas Fort Worth International Airport
Series 2020A, Rev., 5.00%, 11/1/2025	150,000	150,603
Series 2020B, Rev., 5.00%, 11/1/2025	30,000	30,121
Series 2021B, Rev., 5.00%, 11/1/2025	45,000	45,178
Series 2023B, Rev., 5.00%, 11/1/2025	100,000	100,402
Series 2020A, Rev., 5.00%, 11/1/2026	30,000	30,899
Series 2023B, Rev., 5.00%, 11/1/2026	1,600,000	1,647,959
Series 2022B, Rev., 5.00%, 11/1/2027	35,000	36,950
Series 2023B, Rev., 5.00%, 11/1/2027	1,500,000	1,583,585
Series 2020A, Rev., 5.00%, 11/1/2028	75,000	80,997
Series 2020B, Rev., 5.00%, 11/1/2028	75,000	80,997
Series 2023B, Rev., 5.00%, 11/1/2028	1,025,000	1,106,965
Deutsche Intermediate Tax-Free Fund, First Lien Series 2015D, Rev., 5.00%, 11/15/2026	25,000	25,122
Fort Worth Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2027	7,500,000	7,794,547
Frisco Independent School District, Unlimited Tax Series 2017, GO, PSF-GTD, 4.00%, 8/15/2028	5,000,000	5,103,927
Harris County Cultural Education Facilities Finance Corp., Children's Hospital Series 2015-1, Rev., 5.00%, 10/1/2026	1,850,000	1,853,253
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System
Series 2019B-3, Rev., 5.00%, 12/1/2026 (c)	2,970,000	3,053,960
SEE NOTES TO FINANCIAL STATEMENTS.

268	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Series 2020C-3, Rev., 5.00%, 12/1/2026 (c)	3,050,000	3,136,221
Series 2024C, Rev., 5.00%, 7/1/2029 (c)	10,000,000	10,717,573
Series 2019A, Rev., 5.00%, 12/1/2029	90,000	98,944
Harris County Cultural Education Facilities Finance Corp., Texas Childrens Hospital Series 2015-1, Rev., 5.00%, 10/1/2025	40,000	40,071
Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital
Series 2019A, Rev., 5.00%, 10/1/2025	250,000	250,443
Series 2015-1, Rev., 5.00%, 10/1/2029	40,000	40,059
Harris County Flood Control District Series 2015A, Rev., 5.00%, 10/1/2025	480,000	480,906
Harris County Health Facilities Development Corp., Sisters of Charity of the Incarnate Word Series 1997B, Rev., 5.75%, 7/1/2027 (b)	3,170,000	3,283,426
Houston Community College System, Rev., 5.00%, 4/15/2027	1,370,000	1,390,640
Houston Independent School District, Limited Tax Series 2025B, GO, PSF-GTD, 5.00%, 2/15/2027	6,750,000	7,005,247
Lewisville Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 8/15/2026	2,600,000	2,665,421
Series 2023, GO, PSF-GTD, 5.00%, 8/15/2026	925,000	948,275
Series 2016A, GO, PSF-GTD, 4.00%, 8/15/2027	100,000	100,103
Lower Colorado River Authority, LCRA Transmission Services Corp., Project
Series 2019A, Rev., 5.00%, 5/15/2026	175,000	177,970
Series 2022, Rev., 5.00%, 5/15/2026	80,000	81,358
Series 2020, Rev., 5.00%, 5/15/2027	20,000	20,836
Series 2022, Rev., 5.00%, 5/15/2027	20,000	20,836
Rev., 5.00%, 5/15/2028	1,095,000	1,112,555
Series 2019, Rev., 5.00%, 5/15/2028	185,000	196,929
Series 2022, Rev., 5.00%, 5/15/2028	50,000	53,224
Series 2023, Rev., A.G., 5.00%, 5/15/2028	80,000	85,331
Series 2021, Rev., 5.00%, 5/15/2029	20,000	21,703
Series 2023, Rev., A.G., 5.00%, 5/15/2029	100,000	108,809
McKinney Independent School District, Unlimited Tax Series 2022, GO, PSF-GTD, 5.00%, 2/15/2026	185,000	187,044
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Metropolitan Transit Authority of Harris County Sales and Use Tax
Series 2017B, Rev., 5.00%, 11/1/2025	3,040,000	3,053,088
Series A, Rev., 5.00%, 11/1/2025	235,000	236,012
Series 2018, Rev., 5.00%, 11/1/2026	575,000	593,042
Series A, Rev., 5.00%, 11/1/2026	125,000	128,922
Rev., 5.00%, 11/1/2029	1,000,000	1,075,916
Mission Economic Development Corp., Republic Services, Inc., Project, Rev., AMT, 3.85%, 11/3/2025 (c)	4,000,000	4,000,440
New Hope Cultural Education Facilities Finance Corp., Student Housing Texas A&M University Series 2017A, Rev., 5.00%, 4/1/2027 (b)	25,000	26,026
North Harris County Regional Water Authority, Senior Lien
Series 2016, Rev., 5.00%, 12/15/2027	110,000	113,429
Series 2016, Rev., 5.00%, 12/15/2028	695,000	716,107
Series 2016, Rev., 5.00%, 12/15/2029	35,000	36,011
North Texas Municipal Water District Water System
Series 2015, Rev., 5.00%, 9/1/2025	250,000	250,000
Series 2016, Rev., 5.00%, 9/1/2025	465,000	465,000
Series 2021A, Rev., 5.00%, 9/1/2029	25,000	27,451
North Texas Tollway Authority Series 2016A, Rev., 5.00%, 1/1/2028	1,535,000	1,547,982
North Texas Tollway Authority, First Tier
Series 2020A, Rev., 5.00%, 1/1/2026	125,000	126,038
Series 2022A, Rev., 5.00%, 1/1/2026	125,000	126,038
Series 2019A, Rev., 5.00%, 1/1/2028	50,000	52,925
Series A, Rev., 5.00%, 1/1/2028	55,000	55,465
Series 2024A, Rev., 5.00%, 1/1/2029	4,635,000	5,006,020
North Texas Tollway Authority, Second Tier
Series B, Rev., 5.00%, 1/1/2026	260,000	260,457
Series 2019B, Rev., 5.00%, 1/1/2027	235,000	243,283
Series B, Rev., 5.00%, 1/1/2027	100,000	100,815
Series 2019B, Rev., 5.00%, 1/1/2028	50,000	52,878
Series B, Rev., 5.00%, 1/1/2028	3,265,000	3,291,706
Series 2019B, Rev., 5.00%, 1/1/2029	405,000	436,880
Series B, Rev., 5.00%, 1/1/2029	6,260,000	6,309,518
Series 2024B, Rev., 5.00%, 1/1/2030	2,000,000	2,190,626
Northwest Independent School District, Unlimited Tax Series 2016A, GO, PSF-GTD, 5.00%, 2/15/2026 (b)	600,000	606,857
Nueces River Authority Series 2015, Rev., 5.00%, 7/15/2027	20,000	20,035
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	269

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Pasadena Independent School District Series 2023B, GO, 5.00%, 2/15/2027	1,550,000	1,608,612
Plano Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2027	5,500,000	5,703,173
GO, PSF-GTD, 5.00%, 2/15/2028	9,000,000	9,569,266
GO, PSF-GTD, 5.00%, 2/15/2029	2,700,000	2,921,384
Robstown Independent School District, Unlimited Tax Series 2016, GO, PSF-GTD, 4.00%, 2/15/2026	305,000	305,292
Round Rock Independent School District Series 2016, GO, PSF-GTD, 5.00%, 8/1/2026 (b)	30,000	30,679
San Antonio Public Facilities Corp., Convention Center Facility Project Series 2022, Rev., 5.00%, 9/15/2028	50,000	53,373
San Antonio Water System, Junior Lien
Series 2016A, Rev., 5.00%, 5/15/2026	105,000	106,819
Series 2016C, Rev., 5.00%, 5/15/2026	100,000	101,732
Series 2020A, Rev., 5.00%, 5/15/2026	35,000	35,606
Series 2020A, Rev., 5.00%, 5/15/2028	25,000	26,720
Series 2021A, Rev., 5.00%, 5/15/2028	40,000	42,752
Series 2020A, Rev., 5.00%, 5/15/2029	30,000	32,709
San Antonio Water System, Subordinate Lien Series 2024A, Rev., VRDO, LIQ : Truist Bank, 3.90%, 9/2/2025 (c)	15,000,000	15,000,000
Socorro Independent School District, Unlimited Tax Series B, GO, PSF-GTD, 5.00%, 8/15/2030	1,045,000	1,089,186
Spring Independent School District, Unlimited Tax
Series 2017A, GO, 5.00%, 8/15/2028	40,000	40,827
Series 2024B, GO, 5.00%, 8/15/2029	500,000	544,822
State of Texas, College Student Loan Series 2013B, GO, AMT, 4.13%, 8/1/2030	2,350,000	2,350,629
State of Texas, Public Finance Authority
Series 2018A, GO, 5.00%, 10/1/2025	50,000	50,100
Series A, GO, 5.00%, 10/1/2025	50,000	50,100
Series A, GO, 5.00%, 10/1/2026	35,000	35,996
Series 2017A, GO, 5.00%, 10/1/2027	2,070,000	2,182,227
State of Texas, Transportation Commission Mobility Fund
Series 2015A, GO, 5.00%, 10/1/2027	1,250,000	1,252,169
Series 2024, GO, 5.00%, 10/1/2027	3,525,000	3,723,043
Series 2015A, GO, 5.00%, 10/1/2028	1,300,000	1,302,235
Series 2024, GO, 5.00%, 10/1/2028	5,140,000	5,554,472
Series 2015A, GO, 5.00%, 10/1/2029	20,000	20,033
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
GO, 5.00%, 10/1/2030	1,845,000	2,062,436
State of Texas, Veterans
Series 2013A, GO, VRDO, LIQ : State Street Bank & Trust Co., 2.70%, 9/11/2025 (c)	8,815,000	8,815,000
Series 2015A, GO, VRDO, LIQ : State Street Bank & Trust Co., 2.70%, 9/11/2025 (c)	14,350,000	14,350,000
Series 2011C, GO, VRDO, LIQ : FHLB, 2.73%, 9/11/2025 (c)	2,675,000	2,675,000
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health Project Series 2022F, Rev., 5.00%, 11/15/2030 (c)	1,700,000	1,848,241
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System Series 2025B, Rev., 5.00%, 11/15/2029 (c)	18,000,000	19,497,955
Texas A&M University, Financing System Series 2017C, Rev., 5.00%, 5/15/2028	80,000	83,222
Texas Department of Transportation State Highway Fund, First Tier
Series 2016A, Rev., 5.00%, 10/1/2025	100,000	100,207
Series 2016B, Rev., 0.56%, 4/1/2026	10,135,000	9,958,455
Texas Home Collaborative, 1518 Apartments Series 2023, Rev., 5.00%, 10/1/2026 (c)	4,025,000	4,049,804
Texas Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Series 2023A, Rev., 5.50%, 1/1/2030 (c)	21,550,000	22,986,286
Texas State Technical College Series 2022A, Rev., A.G., 5.00%, 8/1/2028	135,000	144,376
Texas State University System Series A, Rev., 5.00%, 3/15/2026	180,000	180,549
Texas Transportation Commission Series 2024, GO, 5.00%, 4/1/2026	90,000	91,371
Texas Water Development Board
Series 2017A, Rev., 5.00%, 10/15/2025	115,000	115,352
Series A, Rev., 5.00%, 4/15/2027	115,000	115,363
Series A, Rev., 5.00%, 10/15/2027	20,000	20,056
Texas Water Development Board, State Revolving Fund
Series 2018, Rev., 5.00%, 8/1/2028	30,000	31,446
Series 2019, Rev., 5.00%, 8/1/2028	75,000	80,701
Texas Water Development Board, State Water Implementation Fund
Series 2018B, Rev., 5.00%, 10/15/2025	25,000	25,077
Series 2020, Rev., 5.00%, 10/15/2025	140,000	140,429
SEE NOTES TO FINANCIAL STATEMENTS.

270	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Texas — continued
Series 2016, Rev., 5.00%, 4/15/2026	55,000	55,905
Series A, Rev., 5.00%, 4/15/2026	70,000	70,214
Series A, Rev., 5.00%, 10/15/2026	765,000	767,389
Series 2018B, Rev., 5.00%, 10/15/2027	295,000	311,621
Series 2023A, Rev., 5.00%, 10/15/2029	40,000	44,091
Trinity River Authority Central Regional Wastewater System
Series 2017, Rev., 5.00%, 8/1/2027	2,000,000	2,097,636
Series 2021, Rev., 5.00%, 8/1/2028	70,000	75,055
Trinity River Authority, Central Regional Wastewater System Series 2017, Rev., 5.00%, 8/1/2029	190,000	198,654
University of Houston
Series 2016A, Rev., 4.00%, 2/15/2027	75,000	75,085
Series 2017C, Rev., 5.00%, 2/15/2028	25,000	25,274
Series 2020A, Rev., 5.00%, 2/15/2028	30,000	31,789
Via Metropolitan Transit, Rev., 5.00%, 7/15/2026	45,000	45,999
Total Texas		341,235,212
Utah — 0.3%
Central Utah Water Conservancy District Series 2017B, Rev., 5.00%, 10/1/2025	50,000	50,101
County of Utah, IHC Health Services, Inc. Series 2020B-2, Rev., 5.00%, 8/1/2026 (c)	2,365,000	2,409,333
Intermountain Power Agency, Utah Power Supply Series 2023A, Rev., 5.00%, 7/1/2030	130,000	142,745
Utah Associated Municipal Power Systems, Horse Butte Wind Project Series 2017A, Rev., 5.00%, 9/1/2026	825,000	844,287
Utah Board of Higher Education, University of Utah Auxiliary and Campus Facilities Series 1998A, Rev., NATL - RE, 5.50%, 4/1/2029	10,550,000	11,159,427
Utah Telecommunication Open Infrastructure Agency Series 2022, Rev., 5.00%, 6/1/2026	20,000	20,332
Total Utah		14,626,225
Virginia — 1.8%
Alexandria Redevelopment and Housing Authority, Multi-Family Housing 431 S Columbus State Block 4 Series 2024, Rev., 3.40%, 12/1/2025 (c)	2,500,000	2,502,806
City of Hampton Series 2015A, GO, 4.00%, 9/1/2025 (b)	200,000	200,000
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Virginia — continued
City of Richmond Series 2017D, GO, 5.00%, 3/1/2027	45,000	46,785
City of Richmond Public Utility Series 2016A, Rev., 5.00%, 1/15/2026	450,000	454,268
City of Virginia Beach Series 2017A, GO, 5.00%, 4/1/2026	25,000	25,389
County of Fairfax
Series 2020A, GO, 4.00%, 10/1/2025	175,000	175,218
Series 2015C, GO, 5.00%, 10/1/2025	220,000	220,449
Series 2016A, GO, 5.00%, 4/1/2026 (b)	30,000	30,463
County of Henrico Water and Sewer Series 2016, Rev., 5.00%, 5/1/2026	25,000	25,444
Fairfax County Economic Development Authority, Silver Line Phase I Project, Rev., 5.00%, 4/1/2027	20,000	20,299
Hampton Roads Sanitation District
Series 2024A, Rev., 5.00%, 11/1/2025	2,140,000	2,149,162
Series 2016A, Rev., 5.00%, 8/1/2026 (b)	30,000	30,731
Hampton Roads Sanitation District, Subordinate Wastewater Series 2016A, Rev., 5.00%, 8/1/2026 (b)	55,000	56,341
Hampton Roads Transportation Accountability Commission, Transportation Fund, Senior Lien Series 2021A, Rev., BAN, 5.00%, 7/1/2026 (b)	12,990,000	13,267,165
Loudoun County Economic Development Authority Series 2020A, Rev., 5.00%, 12/1/2025	75,000	75,480
Louisa Industrial Development Authority, Electric and Power Co. Project
Series 2008B, Rev., VRDO, 0.75%, 9/2/2025 (c)	100,000	100,000
Series 2008A, Rev., 3.13%, 10/1/2030 (c) (f)	2,000,000	2,001,361
Virginia College Building Authority Educational Facilities, 21St Century College and Equipment Programs
Series 2017E, Rev., 5.00%, 2/1/2026	305,000	308,335
Series 2019B, Rev., 5.00%, 2/1/2026	45,000	45,492
Series 2019C, Rev., 5.00%, 2/1/2026	30,000	30,328
Series 2023A, Rev., 5.00%, 2/1/2026	60,000	60,656
Series 2017E, Rev., 5.00%, 2/1/2027	45,000	46,725
Series 2020A, Rev., 5.00%, 2/1/2028	20,000	21,252
Series 2017E, Rev., 5.00%, 2/1/2029	285,000	301,702
Series 2017E, Rev., 5.00%, 2/1/2030	1,815,000	1,916,837
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	271

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Virginia — continued
Virginia Commonwealth Transportation Board, Federal Highway Transportation
Rev., GAN, 5.00%, 3/15/2028	70,000	71,742
Rev., GAN, 5.00%, 9/15/2028	2,115,000	2,167,188
Virginia Commonwealth Transportation Board, Federal Transportation
Series 2017, Rev., GAN, 5.00%, 9/15/2025	30,000	30,028
Rev., GAN, 5.00%, 3/15/2026	30,000	30,412
Rev., GAN, 5.00%, 9/15/2028	1,345,000	1,411,877
Virginia Commonwealth University Series 2020A, Rev., 5.00%, 11/1/2026	55,000	56,572
Virginia Port Authority Series 2016B, Rev., AMT, 5.00%, 7/1/2026 (b)	8,755,000	8,905,459
Virginia Public Building Authority Series 2017A, Rev., 5.00%, 8/1/2027	50,000	52,546
Virginia Public School Authority, Prince William County
Series 2019A, Rev., 5.00%, 10/1/2025	45,000	45,093
Rev., 5.00%, 8/1/2029	3,185,000	3,254,069
Virginia Small Business Financing Authority, Environmental Facilities Pure Salmon Virginia LLC Project, Rev., AMT, 4.00%, 11/20/2025 (c)	4,650,000	4,653,165
Winchester Economic Development Authority, Valley Health System Obligated Group
Series 2024B-1, Rev., VRDO, LOC : Truist Bank, 2.75%, 9/2/2025 (c)	20,965,000	20,965,000
Series 2024B-2, Rev., VRDO, LOC : Truist Bank, 2.75%, 9/2/2025 (c)	15,000,000	15,000,000
Total Virginia		80,755,839
Washington — 1.3%
Central Puget Sound Regional Transit Authority
Series 2015S-1, Rev., 5.00%, 11/1/2025 (b)	115,000	115,503
Series 2015S-1, Rev., 5.00%, 11/1/2025	185,000	185,809
Central Puget Sound Regional Transit Authority, Sales and Use Tax Series 2015S-1, Rev., 5.00%, 11/1/2025 (b)	620,000	622,712
Central Washington University, Rev., 4.00%, 5/1/2026	270,000	270,104
City of Kent, Limited Tax Series 2016, GO, 5.00%, 12/1/2025	35,000	35,220
City of Seattle Series 2016B, Rev., 5.00%, 4/1/2027	105,000	106,544
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Washington — continued
City of Seattle Municipal Light and Power
Series 2017C, Rev., 5.00%, 9/1/2025	105,000	105,000
Series 2018A, Rev., 5.00%, 1/1/2026	70,000	70,645
Series 2016B, Rev., 5.00%, 4/1/2026	185,000	187,959
Series 2020A, Rev., 5.00%, 7/1/2026	85,000	86,905
City of Seattle Water System Series 2022, Rev., 5.00%, 9/1/2025	400,000	400,000
City of Seattle, Limited Tax Series 2022A, GO, 4.00%, 9/1/2028	25,000	26,205
Clark County Public Utility District No. 1 Electric Series 2024, Rev., 5.00%, 1/1/2029	675,000	730,910
Clark County School District No. 114 Evergreen Series 2019, GO, 5.00%, 12/1/2025	65,000	65,394
County of King
Series 2017, GO, 5.00%, 7/1/2026	100,000	102,208
Series 2016B, Rev., 5.00%, 7/1/2027	20,000	20,421
County of King Sewer Series 2018B, Rev., 5.00%, 7/1/2026	350,000	357,436
County of King, Limited Tax Series 2024A, GO, 5.00%, 7/1/2026	60,000	61,325
County of King, Sewer, Junior Lien Series 2020B, Rev., 0.88%, 1/1/2026 (c)	60,000	59,415
Energy Northwest, Columbia Generating Station Series 2025A, Rev., 5.00%, 7/1/2029	3,850,000	4,214,386
Energy Northwest, Project 1
Series 2017-A, Rev., 5.00%, 7/1/2026	75,000	76,631
Series 2022-A, Rev., 5.00%, 7/1/2026	100,000	102,174
Series 2024B, Rev., 5.00%, 7/1/2026	3,600,000	3,678,264
Series 2024B, Rev., 5.00%, 7/1/2027	1,500,000	1,572,458
Series 2025A, Rev., 5.00%, 7/1/2027	2,900,000	3,040,085
Series 2025A, Rev., 5.00%, 7/1/2028	4,000,000	4,293,792
Energy Northwest, Project 3 Electric Series 2018C, Rev., 5.00%, 7/1/2026	355,000	362,718
Franklin County School District No. 1 Pasco, Unlimited Tax Series 2015, GO, 5.00%, 12/1/2025	5,015,000	5,021,048
FYI Properties, State of Washington District Project Series 2019, Rev., 5.00%, 6/1/2026	300,000	305,536
Grant County Public Utility District No. 2 Electric Series 2023U, Rev., 4.00%, 1/1/2026	3,630,000	3,644,809
King County School District No. 403 Renton, Unlimited Tax Series 2017, GO, 4.00%, 12/1/2025	35,000	35,135
SEE NOTES TO FINANCIAL STATEMENTS.

272	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
King County School District No. 411 Issaquah, Unlimited Tax Series 2022, GO, 5.00%, 12/1/2025	110,000	110,678
Pierce County School District No. 10 Tacoma, Unlimited Tax Series 2015, GO, 5.00%, 12/1/2025 (b)	285,000	286,787
Port of Seattle, Intermediate Lien
Series 2016, Rev., 5.00%, 2/1/2026	130,000	131,373
Series 2022A, Rev., 5.00%, 8/1/2026	225,000	230,360
Series 2016, Rev., 5.00%, 2/1/2027	30,000	30,314
Series C, Rev., AMT, 5.00%, 4/1/2027	2,100,000	2,101,912
Series A, Rev., 5.00%, 5/1/2027	100,000	104,302
Rev., 5.00%, 2/1/2028	80,000	80,826
Series 2022A, Rev., 5.00%, 8/1/2028	70,000	75,359
Series 2016, Rev., 5.00%, 2/1/2029	30,000	30,300
Series 2022A, Rev., 5.00%, 8/1/2029	90,000	98,942
Public Utility District No. 1 of Lewis County, Cowlitz Falls Hydroelec Project Series 2013, Rev., 5.25%, 10/1/2028	2,290,000	2,292,890
State of Washington
Series 2023C, COP, 5.00%, 1/1/2026	25,000	25,201
Series 2019D, COP, 5.00%, 7/1/2026	180,000	183,853
State of Washington, Various Purpose
Series 2019C, GO, 5.00%, 2/1/2026	150,000	151,627
Series 2020A, GO, 5.00%, 8/1/2026	25,000	25,611
Series R-2022C, GO, 4.00%, 7/1/2027	15,025,000	15,485,534
Series 2024A, GO, 5.00%, 8/1/2028	1,010,000	1,087,173
Series 2016B, GO, 5.00%, 7/1/2029	5,920,000	5,970,200
University of Washington
Series 2020C, Rev., 5.00%, 4/1/2026 (b)	5,000	5,074
Series 2020C, Rev., 5.00%, 4/1/2026	20,000	20,302
Washington Health Care Facilities Authority, Providence Health and Services
Series 2012A, Rev., 5.00%, 10/1/2025	25,000	25,028
Series 2012A, Rev., 5.00%, 10/1/2026	1,030,000	1,030,783
Total Washington		59,541,180
West Virginia — 0.0% ^
West Virginia Commissioner of Highways
Series 2017A, Rev., 5.00%, 9/1/2027	140,000	146,745
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

West Virginia — continued
Series 2017A, Rev., 5.00%, 9/1/2028	180,000	188,259
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Co. Amos Project Series 2010A, Rev., 0.63%, 12/15/2025 (c)	100,000	99,199
Total West Virginia		434,203
Wisconsin — 1.2%
City of De Pere Series 2013A, GO, 3.38%, 12/1/2026	310,000	310,147
City of Madison Series 2021A, GO, 4.00%, 10/1/2026	20,000	20,369
Lake Mills Area School District, GO, 5.00%, 3/1/2026	1,475,000	1,492,267
Public Finance Authority, Duke Energy Progress Project Series 2022B, Rev., AMT, 4.00%, 10/1/2030 (c)	1,250,000	1,280,686
State of Wisconsin
Series 2016-2, GO, 5.00%, 11/1/2025	290,000	291,224
Series 2017-2, GO, 5.00%, 11/1/2025	25,000	25,105
Series 2017B, Rev., 5.00%, 5/1/2026 (b)	20,000	20,346
Series 2024-1, GO, 5.00%, 5/1/2026	30,000	30,530
Series 2024-1, GO, 5.00%, 5/1/2027	495,000	517,280
Series 2025-2, GO, 5.00%, 5/1/2029	1,500,000	1,639,760
Series 2025A, GO, 5.00%, 5/1/2030	1,410,000	1,567,727
State of Wisconsin, Annual Appropriation Series 2017B, Rev., 5.00%, 5/1/2026 (b)	300,000	305,184
State of Wisconsin, Environmental Improvement Fund Series 2018A, Rev., 5.00%, 6/1/2026	25,000	25,499
Wisconsin Department of Transportation
Series 2017-1, Rev., 5.00%, 7/1/2027	65,000	68,223
Series 2025-1, Rev., 5.00%, 7/1/2029	3,000,000	3,291,615
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group
Series 2018B-2, Rev., 5.00%, 6/24/2026 (c)	1,680,000	1,710,880
Series 2018C1, Rev., 5.00%, 7/29/2026 (c)	1,200,000	1,224,810
Series 2018C-4, Rev., 5.00%, 6/22/2029 (c)	6,000,000	6,455,044
Wisconsin Health and Educational Facilities Authority, Ascension Health Credit Group
Series 2016A, Rev., 5.00%, 11/15/2027	50,000	50,806
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	273

JPMorgan Ultra-Short Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Wisconsin — continued
Series 2016A, Rev., 5.00%, 11/15/2029	400,000	405,923
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group
Series 2016A, Rev., 4.00%, 5/15/2026 (b)	9,160,000	9,257,624
Series 2016A, Rev., 5.00%, 11/15/2026	2,050,000	2,086,145
Series 2016A, Rev., 5.00%, 11/15/2028	150,000	152,346
Wisconsin Health and Educational Facilities Authority, Froedtert Health, Inc., Obligated Group Series 2021B, Rev., VRDO, LIQ : US Bank NA, 3.90%, 9/2/2025 (c)	20,000,000	20,000,000
Wisconsin Health and Educational Facilities Authority, Mercy Alliance, Inc., Rev., 5.00%, 6/1/2026	160,000	160,241
Wisconsin Health and Educational Facilities Authority, Milwaukee Regional Medical Center Thermal Services, Inc. Series 2018, Rev., 5.00%, 4/1/2028	65,000	68,855
Wisconsin Health and Educational Facilities Authority, Unity Point Health Series 2014A, Rev., 5.00%, 12/1/2025	825,000	825,800
Total Wisconsin		53,284,436
Total Municipal Bonds (Cost $3,683,457,367)		3,697,181,339
	SHARES
Short-Term Investments — 15.8%
Investment Companies — 15.8%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.13% (g) (h) (Cost $696,019,100)	695,956,172	696,025,767
Total Investments — 99.8% (Cost $4,379,476,467)		4,393,207,106
Other Assets in Excess of Liabilities — 0.2%		6,669,089
NET ASSETS — 100.0%		4,399,876,195

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificate of Participation
CR	Custodial Receipts
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
SIFMA	The Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
TAN	Tax Anticipation Note
VRDO	Variable Rate Demand Obligation

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2025.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2025.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of August 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

274	J.P. Morgan Exchange-Traded Funds	August 31, 2025

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2025 (Unaudited)

	JPMorgan Active Bond ETF	JPMorgan Active High Yield ETF	JPMorgan Core Plus Bond ETF
ASSETS:
Investments in non-affiliates, at value	$2,969,277,108	$1,975,285,996	$7,012,763,607
Investments in affiliates, at value	67,573,101	60,710,505	640,444,328
Investments of cash collateral received from securities loaned, at value (See Note 2.G.)	—	13,588,190	—
Restricted cash for delayed delivery securities	—	—	20,000
Cash	44,666	713,792	2,082,690
Foreign currency, at value	—	—	721
Deposits at broker for futures contracts	4,955,000	—	29,289,000
Receivables:
Investment securities sold	—	4,227,878	—
Fund shares sold	21,523,910	—	23,604,073
Interest from non-affiliates	17,104,033	32,915,984	49,379,710
Dividends from affiliates	340,550	7,031	74,171
Securities lending income (See Note 2.G.)	—	33,442	—
Total Assets	3,080,818,368	2,087,482,818	7,757,658,300
LIABILITIES:
Payables:
Investment securities purchased	28,717,368	—	12,115,224
Investment securities purchased — delayed delivery securities	58,197,929	—	208,738,620
Collateral received on securities loaned (See Note 2.G.)	—	13,588,190	—
Variation margin on futures contracts	476,932	—	3,684,029
Accrued liabilities:
Management fees (See Note 3.A.)	562,884	777,801	2,290,453
Total Liabilities	87,955,113	14,365,991	226,828,326
Net Assets	$2,992,863,255	$2,073,116,827	$7,530,829,974
NET ASSETS:
Paid-in-Capital	$2,950,385,127	$2,047,879,649	$7,476,510,401
Total distributable earnings (loss)	42,478,128	25,237,178	54,319,573
Total Net Assets	$2,992,863,255	$2,073,116,827	$7,530,829,974
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	55,750,000	40,846,037	159,900,000
Net asset value, per share	$53.68	$50.75	$47.10
Cost of investments in non-affiliates	$2,936,132,149	$1,961,832,663	$6,937,399,746
Cost of investments in affiliates	67,573,101	60,710,505	640,444,328
Cost of foreign currency	—	—	674
Investment securities on loan, at value (See Note 2.G.)	—	9,137,066	—
Cost of investment of cash collateral (See Note 2.G.)	—	13,588,190	—
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	275

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2025 (Unaudited) (continued)

	JPMorgan Income ETF	JPMorgan International Bond Opportunities ETF	JPMorgan Municipal ETF
ASSETS:
Investments in non-affiliates, at value	$5,027,147,946	$1,023,103,236	$3,085,473,176
Investments in affiliates, at value	91,288,780	69,359,524	439,432,503
Restricted cash for OTC derivatives	—	10,000	—
Restricted cash for delayed delivery securities	3,110,000	—	—
Cash	665,882	309,653	—
Foreign currency, at value	994,960	911,726	—
Deposits at broker for futures contracts	8,621,000	8,924,730	372,000
Deposits at broker for centrally cleared swaps	2,819,000	3,908,000	—
Receivables:
Investment securities sold	—	1,670,971	1,067,843
Investment securities sold — delayed delivery securities	1,072,510,249	—	—
Fund shares sold	85,189,261	4,883,791	—
Interest from non-affiliates	33,269,443	15,593,391	31,720,472
Dividends from affiliates	10,893	8,033	883,295
Tax reclaims	—	98,346	—
Variation margin on futures contracts	2,705,463	267,024	—
Variation margin on centrally cleared swaps	72,435	133,280	—
Unrealized appreciation on forward foreign currency exchange contracts	33,423	1,212,402	—
Unrealized appreciation on unfunded commitments	211	—	—
Total Assets	6,328,438,946	1,130,394,107	3,558,949,289
LIABILITIES:
Payables:
Due to custodian	—	—	3,334
TBA short commitments, at value	631,122,027	—	—
Investment securities purchased	18,877,122	—	5,095,000
Investment securities purchased — delayed delivery securities	826,268,130	—	52,398,954
Interest expense to non-affiliates on securities sold short	7	—	—
Variation margin on futures contracts	—	—	27,144
Unrealized depreciation on forward foreign currency exchange contracts	212,390	10,341,365	—
Unrealized depreciation on unfunded commitments	14	—	—
Outstanding OTC swap contracts, at value	130,688	—	—
Accrued liabilities:
Management fees (See Note 3.A.)	1,468,000	447,070	464,651
Deferred foreign capital gains tax	—	49,024	—
Total Liabilities	1,478,078,378	10,837,459	57,989,083
Net Assets	$4,850,360,568	$1,119,556,648	$3,500,960,206
SEE NOTES TO FINANCIAL STATEMENTS.

276	J.P. Morgan Exchange-Traded Funds	August 31, 2025

	JPMorgan Income ETF	JPMorgan International Bond Opportunities ETF	JPMorgan Municipal ETF
NET ASSETS:
Paid-in-Capital	$4,791,178,949	$1,125,316,210	$3,538,550,783
Total distributable earnings (loss)	59,181,619	(5,759,562)	(37,590,577)
Total Net Assets	$4,850,360,568	$1,119,556,648	$3,500,960,206
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	104,580,000	23,000,000	70,700,000
Net asset value, per share	$46.38	$48.68	$49.52
Cost of investments in non-affiliates	$4,963,277,855	$1,000,417,981	$3,097,588,191
Cost of investments in affiliates	91,280,524	69,359,524	439,426,700
Cost of foreign currency	988,313	912,773	—
Proceeds from short TBAs	627,787,836	—	—
Net upfront receipts on centrally cleared swaps	(3,212,468)	(2,012,836)	—
Net upfront payments on OTC swap contracts	15,212	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	277

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2025 (Unaudited) (continued)

	JPMorgan Short Duration Core Plus ETF	JPMorgan Ultra-Short Income ETF	JPMorgan Ultra-Short Municipal Income ETF
ASSETS:
Investments in non-affiliates, at value	$787,438,761	$31,567,434,015	$3,697,181,339
Investments in affiliates, at value	30,629,086	967,759,238	696,025,767
Investments of cash collateral received from securities loaned, at value (See Note 2.G.)	1,595,718	21,425,205	—
Repurchase agreements, at value	—	320,000,000	—
Cash	78,672	3,740,374	—
Foreign currency, at value	86	—	—
Receivables:
Due from custodian	1,618,624	—	—
Investment securities sold	16,350	3,935,936	—
Fund shares sold	2,381,319	304,413,110	4,943
Interest from non-affiliates	5,455,514	290,293,055	39,621,932
Dividends from affiliates	3,655	112,078	1,462,340
Securities lending income (See Note 2.G.)	1,081	8,028	—
Variation margin on futures contracts	130,843	—	—
Total Assets	829,349,709	33,479,121,039	4,434,296,321
LIABILITIES:
Payables:
Due to custodian	—	—	20,036,355
Investment securities purchased	26,105,756	62,050,321	5,500,000
Investment securities purchased — delayed delivery securities	1,059,993	—	8,300,000
Collateral received on securities loaned (See Note 2.G.)	1,595,718	21,425,205	—
Accrued liabilities:
Management fees (See Note 3.A.)	207,442	4,822,009	583,771
Total Liabilities	28,968,909	88,297,535	34,420,126
Net Assets	$800,380,800	$33,390,823,504	$4,399,876,195
NET ASSETS:
Paid-in-Capital	$799,023,150	$33,237,180,143	$4,398,295,587
Total distributable earnings (loss)	1,357,650	153,643,361	1,580,608
Total Net Assets	$800,380,800	$33,390,823,504	$4,399,876,195
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	16,820,000	658,250,000	86,250,000
Net asset value, per share	$47.59	$50.73	$51.01
Cost of investments in non-affiliates	$779,662,128	$31,451,283,746	$3,683,457,367
Cost of investments in affiliates	30,625,684	967,759,238	696,019,100
Cost of repurchase agreements	—	320,000,000	—
Cost of foreign currency	78	—	—
Investment securities on loan, at value (See Note 2.G.)	1,529,978	20,749,826	—
Cost of investment of cash collateral (See Note 2.G.)	1,595,718	21,425,205	—
SEE NOTES TO FINANCIAL STATEMENTS.

278	J.P. Morgan Exchange-Traded Funds	August 31, 2025

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2025 (Unaudited)

	JPMorgan Active Bond ETF	JPMorgan Active High Yield ETF (a)	JPMorgan Core Plus Bond ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$51,200,426	$24,747,729	$168,259,863
Interest income from affiliates	2,388	3,267	11,334
Dividend income from non-affiliates	—	—	6
Dividend income from affiliates	2,126,581	484,355	13,314,491
Income from securities lending (net) (See Note 2.G.)	—	37,325	—
Foreign taxes withheld (net)	—	—	14,693
Total investment income	53,329,395	25,272,676	181,600,387
EXPENSES:
Management fees (See Note 3.A.)	2,592,092	1,699,557	12,825,535
Interest expense to non-affiliates	—	—	52,883
Interest expense to affiliates	5,116	227	27,434
Total expenses	2,597,208	1,699,784	12,905,852
Less fees waived	—	—	(660,023)
Net expenses	2,597,208	1,699,784	12,245,829
Net investment income (loss)	50,732,187	23,572,892	169,354,558
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	836,194	881,758	2,291,963
Futures contracts	(232,251)	—	(14,859,034)
Foreign currency transactions	—	—	2,539
Forward foreign currency exchange contracts	—	—	(187,064)
Net realized gain (loss)	603,943	881,758	(12,751,596)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	13,958,701	13,453,333	24,211,593
Futures contracts	177,264	—	(3,777,854)
Foreign currency translations	—	—	1,690
Forward foreign currency exchange contracts	—	—	(5,976)
Change in net unrealized appreciation/depreciation	14,135,965	13,453,333	20,429,453
Net realized/unrealized gains (losses)	14,739,908	14,335,091	7,677,857
Change in net assets resulting from operations	$65,472,095	$37,907,983	$177,032,415

(a)
Commencement of operations was June 24, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	279

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2025 (Unaudited) (continued)

	JPMorgan Income ETF	JPMorgan International Bond Opportunities ETF	JPMorgan Municipal ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$116,792,509	$21,145,626	$51,761,049
Interest income from affiliates	15,256	3,487	—
Dividend income from affiliates	3,812,064	902,141	4,406,165
Foreign taxes withheld (net)	—	(45,616)	—
Total investment income	120,619,829	22,005,638	56,167,214
EXPENSES:
Management fees (See Note 3.A.)	7,519,648	2,016,268	2,393,976
Interest expense to non-affiliates	2,671	2,699	864
Interest expense to affiliates	28,687	4,774	381
Other	4,753	—	—
Total expenses	7,555,759	2,023,741	2,395,221
Less fees waived	(190,415)	—	—
Net expenses	7,365,344	2,023,741	2,395,221
Net investment income (loss)	113,254,485	19,981,897	53,771,993
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(1,699,885)	915,079	(24,772,923)
Investments in affiliates	(37,342)	—	—
Options purchased	(2,218,592)	—	(40,781)
Futures contracts	5,438,718	2,983,391	533,079
Foreign currency transactions	(3,321)	(590,653)	—
Forward foreign currency exchange contracts	(3,536,489)	(28,159,873)	—
Swaps	(270,678)	(254,962)	—
Net realized gain (loss)	(2,327,589)	(25,107,018)	(24,280,625)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	31,055,501	47,006,444 (a)	(33,089,076)
Investments in affiliates	3,793	—	—
Options purchased	—	—	21,206
Futures contracts	1,761,640	589,982	(45,041)
Foreign currency translations	9,173	1,378,478	—
Forward foreign currency exchange contracts	(178,967)	(11,533,524)	—
Swaps	(1,050,751)	811,232	—
Unfunded commitments	192	—	—
Change in net unrealized appreciation/depreciation	31,600,581	38,252,612	(33,112,911)
Net realized/unrealized gains (losses)	29,272,992	13,145,594	(57,393,536)
Change in net assets resulting from operations	$142,527,477	$33,127,491	$(3,621,543)

(a)
Net of change in foreign capital gains tax of $(49,024).
SEE NOTES TO FINANCIAL STATEMENTS.

280	J.P. Morgan Exchange-Traded Funds	August 31, 2025

	JPMorgan Short Duration Core Plus ETF	JPMorgan Ultra-Short Income ETF	JPMorgan Ultra-Short Municipal Income ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$16,593,378	$696,066,574	$55,045,352
Interest income from affiliates	145	19,530	—
Dividend income from affiliates	419,333	42,334,800	5,643,901
Income from securities lending (net) (See Note 2.G.)	7,743	68,029	—
Total investment income	17,020,599	738,488,933	60,689,253
EXPENSES:
Management fees (See Note 3.A.)	1,054,893	27,287,536	3,215,838
Interest expense to non-affiliates	1,495	—	—
Interest expense to affiliates	438	1,019	12,343
Other	228	—	—
Total expenses	1,057,054	27,288,555	3,228,181
Net investment income (loss)	15,963,545	711,200,378	57,461,072
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	361,569	13,793,635	49,038
Investments in affiliates	(553)	—	1,516
Futures contracts	597,207	—	—
Swaps	(156,680)	—	—
Net realized gain (loss)	801,543	13,793,635	50,554
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	4,703,539	40,643,967	8,943,570
Investments in affiliates	(716)	—	(1,515)
Futures contracts	104,492	—	—
Foreign currency translations	9	—	—
Change in net unrealized appreciation/depreciation	4,807,324	40,643,967	8,942,055
Net realized/unrealized gains (losses)	5,608,867	54,437,602	8,992,609
Change in net assets resulting from operations	$21,572,412	$765,637,980	$66,453,681
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	281

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan Active Bond ETF		JPMorgan Active High Yield ETF
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Period Ended August 31, 2025 (Unaudited)(a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$50,732,187	$30,767,727	$23,572,892
Net realized gain (loss)	603,943	(2,506,253)	881,758
Change in net unrealized appreciation/depreciation	14,135,965	14,965,556	13,453,333
Change in net assets resulting from operations	65,472,095	43,227,030	37,907,983
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(45,514,484)	(26,337,390)	(12,670,805)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,446,422,144	1,314,217,439	2,047,879,649
NET ASSETS:
Change in net assets	1,466,379,755	1,331,107,079	2,073,116,827
Beginning of period	1,526,483,500	195,376,421	—
End of period	$2,992,863,255	$1,526,483,500	$2,073,116,827
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$1,446,422,144	$1,314,217,439	$2,047,879,649
Total change in net assets resulting from capital transactions	$1,446,422,144	$1,314,217,439	$2,047,879,649
SHARE TRANSACTIONS:
Issued	27,200,000	24,800,000	40,846,037
Net increase in shares from share transactions	27,200,000	24,800,000	40,846,037

(a)
Commencement of operations was June 24, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

282	J.P. Morgan Exchange-Traded Funds	August 31, 2025

	JPMorgan Core Plus Bond ETF		JPMorgan Income ETF
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$169,354,558	$207,208,085	$113,254,485	$115,827,165
Net realized gain (loss)	(12,751,596)	(10,158,905)	(2,327,589)	(4,123,983)
Change in net unrealized appreciation/depreciation	20,429,453	67,801,319	31,600,581	29,220,101
Change in net assets resulting from operations	177,032,415	264,850,499	142,527,477	140,923,283
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(160,454,795)	(194,864,689)	(102,957,073)	(109,577,913)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,713,256,874	3,100,913,177	1,782,321,583	1,925,139,449
NET ASSETS:
Change in net assets	1,729,834,494	3,170,898,987	1,821,891,987	1,956,484,819
Beginning of period	5,800,995,480	2,630,096,493	3,028,468,581	1,071,983,762
End of period	$7,530,829,974	$5,800,995,480	$4,850,360,568	$3,028,468,581
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$1,713,256,874	$3,100,913,177	$1,782,321,583	$1,925,139,449
Total change in net assets resulting from capital transactions	$1,713,256,874	$3,100,913,177	$1,782,321,583	$1,925,139,449
SHARE TRANSACTIONS:
Issued	36,700,000	66,300,000	38,730,000	42,120,000
Net increase in shares from share transactions	36,700,000	66,300,000	38,730,000	42,120,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	283

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan International Bond Opportunities ETF		JPMorgan Municipal ETF
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$19,981,897	$22,511,059	$53,771,993	$60,710,667
Net realized gain (loss)	(25,107,018)	9,814,195	(24,280,625)	(1,672,029)
Distributions of capital gains received from investment company affiliates	—	—	—	138
Change in net unrealized appreciation/depreciation	38,252,612	(3,647,519)	(33,112,911)	1,864,791
Change in net assets resulting from operations	33,127,491	28,677,735	(3,621,543)	60,903,567
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(18,217,989)	(21,976,453)	(50,104,243)	(57,246,579)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	515,405,763	166,893,648	1,103,824,660	1,225,716,954
NET ASSETS:
Change in net assets	530,315,265	173,594,930	1,050,098,874	1,229,373,942
Beginning of period	589,241,383	415,646,453	2,450,861,332	1,221,487,390
End of period	$1,119,556,648	$589,241,383	$3,500,960,206	$2,450,861,332
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$515,405,763	$166,893,648	$1,135,552,773	$1,230,716,443
Cost of shares redeemed	—	—	(31,728,113)	(4,999,489)
Total change in net assets resulting from capital transactions	$515,405,763	$166,893,648	$1,103,824,660	$1,225,716,954
SHARE TRANSACTIONS:
Issued	10,700,000	3,500,000	23,000,000	24,400,000
Redeemed	—	—	(650,000)	(100,000)
Net increase in shares from share transactions	10,700,000	3,500,000	22,350,000	24,300,000
SEE NOTES TO FINANCIAL STATEMENTS.

284	J.P. Morgan Exchange-Traded Funds	August 31, 2025

	JPMorgan Short Duration Core Plus ETF		JPMorgan Ultra-Short Income ETF
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$15,963,545	$23,805,612	$711,200,378	$1,301,143,837
Net realized gain (loss)	801,543	164,257	13,793,635	26,523,396
Change in net unrealized appreciation/depreciation	4,807,324	8,309,146	40,643,967	81,009,042
Change in net assets resulting from operations	21,572,412	32,279,015	765,637,980	1,408,676,275
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(15,337,606)	(23,026,874)	(702,479,373)	(1,286,564,436)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	187,119,208	187,216,795	2,450,263,722	8,240,780,308
NET ASSETS:
Change in net assets	193,354,014	196,468,936	2,513,422,329	8,362,892,147
Beginning of period	607,026,786	410,557,850	30,877,401,175	22,514,509,028
End of period	$800,380,800	$607,026,786	$33,390,823,504	$30,877,401,175
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$262,537,801	$243,034,228	$4,526,018,858	$10,195,346,172
Cost of shares redeemed	(75,418,593)	(55,817,433)	(2,075,755,136)	(1,954,565,864)
Total change in net assets resulting from capital transactions	$187,119,208	$187,216,795	$2,450,263,722	$8,240,780,308
SHARE TRANSACTIONS:
Issued	5,560,000	5,190,000	89,550,000	202,000,000
Redeemed	(1,610,000)	(1,190,000)	(41,150,000)	(38,750,000)
Net increase in shares from share transactions	3,950,000	4,000,000	48,400,000	163,250,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	285

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan Ultra-Short Municipal Income ETF
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$57,461,072	$92,464,176
Net realized gain (loss)	50,554	(1,038,315)
Distributions of capital gains received from investment company affiliates	—	259
Change in net unrealized appreciation/depreciation	8,942,055	6,531,493
Change in net assets resulting from operations	66,453,681	97,957,613
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(55,370,523)	(91,562,599)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	948,172,704	797,608,400
NET ASSETS:
Change in net assets	959,255,862	804,003,414
Beginning of period	3,440,620,333	2,636,616,919
End of period	$4,399,876,195	$3,440,620,333
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$1,041,932,565	$896,572,971
Cost of shares redeemed	(93,759,861)	(98,964,571)
Total change in net assets resulting from capital transactions	$948,172,704	$797,608,400
SHARE TRANSACTIONS:
Issued	20,500,000	17,650,000
Redeemed	(1,850,000)	(1,950,000)
Net increase in shares from share transactions	18,650,000	15,700,000
SEE NOTES TO FINANCIAL STATEMENTS.

286	J.P. Morgan Exchange-Traded Funds	August 31, 2025

THIS PAGE IS INTENTIONALLY LEFT BLANK

287

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Active Bond ETF
Six Months Ended August 31, 2025 (Unaudited)	$53.47	$1.27	$0.14	$1.41	$(1.20)	$—	$(1.20)
Year Ended February 28, 2025	52.10	2.57	1.19	3.76	(2.37)	(0.02)	(2.39)
October 11, 2023 (e) through February 29, 2024	49.87	1.01	1.95	2.96	(0.73)	—	(0.73)
JPMorgan Active High Yield ETF
June 24, 2025 (e) through August 31, 2025 (Unaudited)	50.00	0.58	0.48	1.06	(0.31)	—	(0.31)
JPMorgan Core Plus Bond ETF
Six Months Ended August 31, 2025 (Unaudited)	47.09	1.20	(0.03)	1.17	(1.16)	—	(1.16)
Year Ended February 28, 2025	46.22	2.45	0.79	3.24	(2.37)	—	(2.37)
Year Ended February 29, 2024	46.22	2.27	(0.21)	2.06	(2.06)	—	(2.06)
Year Ended February 28, 2023	52.24	1.68	(6.23)	(4.55)	(1.47)	—	(1.47)
Year Ended February 28, 2022	54.31	1.09	(1.96)	(0.87)	(1.09)	(0.11)	(1.20)
Year Ended February 28, 2021	54.17	0.97	0.70 (f)	1.67	(0.88)	(0.65)	(1.53)
JPMorgan Income ETF
Six Months Ended August 31, 2025 (Unaudited)	45.99	1.37	0.32	1.69	(1.30)	—	(1.30)
Year Ended February 28, 2025	45.17	2.81	0.78	3.59	(2.77)	—	(2.77)
Year Ended February 29, 2024	44.90	2.84	0.06	2.90	(2.63)	—	(2.63)
Year Ended February 28, 2023	48.89	2.36	(4.24)	(1.88)	(2.10)	(0.01)	(2.11)
October 28, 2021 through February 28, 2022	50.00	0.58	(1.24)	(0.66)	(0.45)	—	(0.45)
JPMorgan International Bond Opportunities ETF
Six Months Ended August 31, 2025 (Unaudited)	47.91	1.18	0.73	1.91	(1.14)	—	(1.14)
Year Ended February 28, 2025	47.23	2.24	0.64	2.88	(2.20)	—	(2.20)
Year Ended February 29, 2024	46.64	2.12	0.62	2.74	(2.15)	—	(2.15)
Year Ended February 28, 2023	48.96	1.57	(2.48)	(0.91)	(1.41)	—	(1.41)
Year Ended February 28, 2022	51.04	1.16	(1.92)	(0.76)	(1.32)	—	(1.32)
Year Ended February 28, 2021	49.98	1.45	1.00 (f)	2.45	(1.39)	—	(1.39)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Commencement of operations.
(f)
Calculation of the net realized and unrealized gains (losses) per share does not correlate with the Fund’s net realized and unrealized gains (losses) presented in the Statements of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

(g)
Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the net asset value is used as a proxy for the secondary market trading price to calculate the market returns.

SEE NOTES TO FINANCIAL STATEMENTS.

288	J.P. Morgan Exchange-Traded Funds	August 31, 2025

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return(c)(d)	Market price total return(c)	Net assets, end of period	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$53.68	$53.79	2.68%	2.58%	$2,992,863,255	0.24%	4.77%	0.24%	31%
53.47	53.63	7.42	7.43	1,526,483,500	0.25	4.87	0.25	89
52.10	52.24	5.95	6.23	195,376,421	0.29	5.06	0.29	78

50.75	50.90	2.13	2.43	2,073,116,827	0.45	6.22	0.45	6

47.10	47.22	2.53	2.48	7,530,829,974	0.37	5.12	0.39	37
47.09	47.23	7.21	7.24	5,800,995,480	0.37	5.27	0.39	111
46.22	46.34	4.58	4.65	2,630,096,493	0.39	4.94	0.39	57
46.22	46.30	(8.76)	(8.84)	762,673,581	0.39	3.55	0.39	36
52.24	52.37	(1.66)	(1.73)	276,853,932	0.40	2.02	0.40	81
54.31	54.48	3.08	2.87	146,648,110	0.36	1.76	0.36	272

46.38	46.55	3.74	3.68	4,850,360,568	0.39	5.93	0.40	99
45.99	46.18	8.22	8.15	3,028,468,581	0.39	6.19	0.40	120
45.17	45.37	6.67	6.27	1,071,983,762	0.40	6.33	0.40	162
44.90	45.25	(3.84)	(3.52)	348,910,890	0.40	5.17	0.40	216
48.89	49.09	(1.34)	(0.94)(g)	137,861,001	0.39	3.47	0.39	13

48.68	48.81	4.05	3.55	1,119,556,648	0.50	4.89	0.50	14
47.91	48.26	6.26	6.29	589,241,383	0.50	4.72	0.50	38
47.23	47.55	6.08	6.31	415,646,453	0.50	4.56	0.50	25
46.64	46.84	(1.81)	(1.43)	284,507,436	0.50	3.39	0.50	71
48.96	48.98	(1.56)	(2.10)	323,118,565	0.50	2.28	0.50	52
51.04	51.34	5.02	5.95	250,097,283	0.50	2.90	0.50	136
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	289

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Municipal ETF
Six Months Ended August 31, 2025 (Unaudited)	$50.69	$0.92	$(1.21)	$(0.29)	$(0.88)	$—	$(0.88)
Year Ended February 28, 2025	50.79	1.80	(0.16)	1.64	(1.74)	—	(1.74)
Year Ended February 29, 2024	49.77	1.77	0.89	2.66	(1.64)	—	(1.64)
Year Ended February 28, 2023	52.97	1.37	(3.44)	(2.07)	(1.13)	—	(1.13)
Year Ended February 28, 2022	54.37	0.85	(1.18)	(0.33)	(0.85)	(0.22)	(1.07)
Year Ended February 28, 2021	55.15	1.00	(0.71)	0.29	(0.94)	(0.13)	(1.07)
JPMorgan Short Duration Core Plus ETF
Six Months Ended August 31, 2025 (Unaudited)	47.17	1.17	0.40	1.57	(1.15)	—	(1.15)
Year Ended February 28, 2025	46.29	2.27	0.84	3.11	(2.23)	—	(2.23)
Year Ended February 29, 2024	45.88	2.01	0.35	2.36	(1.95)	—	(1.95)
Year Ended February 28, 2023	48.60	1.31	(2.78)	(1.47)	(1.25)	—	(1.25)
March 1, 2021 (e) through February 28, 2022	50.00	0.62	(1.42)	(0.80)	(0.59)	(0.01)	(0.60)
JPMorgan Ultra-Short Income ETF
Six Months Ended August 31, 2025 (Unaudited)	50.63	1.14	0.09	1.23	(1.13)	—	(1.13)
Year Ended February 28, 2025	50.41	2.56	0.23	2.79	(2.57)	—	(2.57)
Year Ended February 29, 2024	50.28	2.49	0.10	2.59	(2.46)	—	(2.46)
Year Ended February 28, 2023	50.35	1.17	(0.18)	0.99	(0.97)	(0.09)	(1.06)
Year Ended February 28, 2022	50.78	0.28	(0.35)	(0.07)	(0.32)	(0.04)	(0.36)
Year Ended February 28, 2021	50.51	0.58	0.28	0.86	(0.59)	—(g )	(0.59)
JPMorgan Ultra-Short Municipal Income ETF
Six Months Ended August 31, 2025 (Unaudited)	50.90	0.76	0.10	0.86	(0.75)	—	(0.75)
Year Ended February 28, 2025	50.80	1.66	0.10	1.76	(1.66)	—	(1.66)
Year Ended February 29, 2024	50.61	1.63	0.16	1.79	(1.60)	—	(1.60)
Year Ended February 28, 2023	50.76	0.70	(0.19)	0.51	(0.66)	—	(0.66)
Year Ended February 28, 2022	51.01	0.13	(0.25)	(0.12)	(0.13)	—	(0.13)
Year Ended February 28, 2021	50.53	0.32	0.52	0.84	(0.36)	—	(0.36)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Commencement of operations.
(f)
Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the net asset value is used as a proxy for the secondary market trading price to calculate the market returns.

(g)	Amount rounds to less than $0.005.
SEE NOTES TO FINANCIAL STATEMENTS.

290	J.P. Morgan Exchange-Traded Funds	August 31, 2025

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return(c)(d)	Market price total return(c)	Net assets, end of period	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(c)

$49.52	$49.59	(0.56)%	(0.59)%	$3,500,960,206	0.16%	3.70%	0.16%	38%
50.69	50.78	3.31	3.39	2,450,861,332	0.17	3.56	0.17	39
50.79	50.84	5.46	5.48	1,221,487,390	0.17	3.54	0.17	27
49.77	49.81	(3.89)	(3.88)	408,142,543	0.16	2.74	0.16	33
52.97	53.01	(0.66)	(0.55)	100,642,548	0.18	1.56	0.18	48
54.37	54.35	0.54	0.67	76,120,305	0.23	1.84	0.23	56

47.59	47.63	3.38	3.26	800,380,800	0.33	4.95	0.33	33
47.17	47.26	6.89	7.02	607,026,786	0.33	4.87	0.33	60
46.29	46.32	5.28	5.41	410,557,850	0.33	4.39	0.33	48
45.88	45.85	(3.03)	(3.11)	190,421,997	0.32	2.82	0.32	199
48.60	48.61	(1.63)	(1.61)(f)	192,461,679	0.32	1.26	0.32	175

50.73	50.74	2.47	2.43	33,390,823,504	0.17	4.48	0.17	29
50.63	50.66	5.69	5.69	30,877,401,175	0.17	5.07	0.17	66
50.41	50.44	5.29	5.31	22,514,509,028	0.17	4.97	0.17	77
50.28	50.30	2.01	2.00	25,144,500,767	0.17	2.34	0.17	57
50.35	50.37	(0.14)	(0.12)	18,686,174,480	0.18	0.56	0.18	70
50.78	50.79	1.72	1.67	16,144,037,713	0.17	1.14	0.17	94

51.01	51.06	1.71	1.77	4,399,876,195	0.17	2.97	0.17	32
50.90	50.92	3.53	3.56	3,440,620,333	0.17	3.27	0.17	53
50.80	50.81	3.59	3.67	2,636,616,919	0.17	3.23	0.17	76
50.61	50.58	1.01	0.97	2,520,461,501	0.17	1.39	0.17	94
50.76	50.75	(0.23)	(0.29)	3,116,619,866	0.17	0.26	0.17	50
51.01	51.03	1.66	1.64	1,410,311,158	0.16	0.63	0.16	67
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	291

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited)
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are 9 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
Diversification Classification
JPMorgan Active Bond ETF	Diversified
JPMorgan Active High Yield ETF	Diversified
JPMorgan Core Plus Bond ETF	Diversified
JPMorgan Income ETF	Diversified
JPMorgan International Bond Opportunities ETF	Diversified
JPMorgan Municipal ETF	Diversified
JPMorgan Short Duration Core Plus ETF	Diversified
JPMorgan Ultra-Short Income ETF	Diversified
JPMorgan Ultra-Short Municipal Income ETF	Diversified
The investment objective of JPMorgan Active Bond ETF (“Active Bond ETF”) is to seek to deliver total return from a portfolio of investment grade intermediate- and long-term bonds.
The investment objective of JPMorgan Active High Yield ETF (“Active High Yield ETF”) is to seek to achieve a return in excess of the benchmark by investing primarily in below investment grade corporate debt securities. A high level of current income is the Fund’s primary objective and capital appreciation is a secondary objective.
The investment objective of JPMorgan Core Plus Bond ETF (“Core Plus Bond ETF”) is to seek a high level of current income by investing primarily in a diversified portfolio of high-, medium- and low-grade debt securities.
The investment objective of JPMorgan Income ETF (“Income ETF”) is to seek to provide income with a secondary objective of capital appreciation.
The investment objective of JPMorgan International Bond Opportunities ETF (“International Bond Opportunities ETF”) is to seek to provide total return.
The investment objective of JPMorgan Municipal ETF (“Municipal ETF”) is to seek to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. For purposes of the Fund’s investment objective, “gross income” means gross income for federal income tax purposes. Exclusion from gross income for federal income tax purposes may not mean exclusion from the federal alternative minimum tax.
The investment objective of JPMorgan Short Duration Core Plus ETF (“Short Duration Core Plus ETF”) is to seek total return, consistent with preservation of capital.
The investment objective of JPMorgan Ultra-Short Income ETF (“Ultra-Short Income ETF”) is to seek to provide current income while seeking to maintain a low volatility of principal.
The investment objective of JPMorgan Ultra-Short Municipal Income ETF (“Ultra-Short Municipal Income ETF”) is to seek to provide as high a level of current income exempt from federal income tax as is consistent with relative stability of principal. Exclusion from gross income for federal income tax purposes may not mean exclusion from the federal alternative minimum tax.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.

292

Shares of each Fund are listed and traded at market price on an exchange as follows:
Listing Exchange
Active Bond ETF	New York Stock Exchange LLC
Active High Yield ETF	Cboe BZX Exchange, Inc.
Core Plus Bond ETF	Cboe BZX Exchange, Inc.
Income ETF	NYSE Arca, Inc.
International Bond Opportunities ETF	Cboe BZX Exchange, Inc.
Municipal ETF	Cboe BZX Exchange, Inc.
Short Duration Core Plus ETF	NYSE Arca, Inc.
Ultra-Short Income ETF	NYSE Arca, Inc.
Ultra-Short Municipal Income ETF	Cboe BZX Exchange, Inc.
Market prices for the Funds' shares may be different from their net asset value (“NAV”).
The Funds issue and redeem their shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units”. Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Funds (each, an “Authorized Participant”).
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission ("SEC") Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where

293

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAVs of the Funds are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by Active Bond ETF, Core Plus Bond ETF, Income ETF and Short Duration Core Plus ETF at August 31, 2025.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
Active Bond ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$422,620,415	$76,635,703	$499,256,118
Collateralized Mortgage Obligations	—	230,365,523	28,902,904	259,268,427
Commercial Mortgage-Backed Securities	—	164,162,885	31,744,701	195,907,586
Corporate Bonds
Aerospace & Defense	—	8,974,716	—	8,974,716
Automobiles	—	2,010,884	—	2,010,884
Banks	—	147,157,048	—	147,157,048
Biotechnology	—	4,295,850	—	4,295,850
Capital Markets	—	28,683,921	—	28,683,921
Chemicals	—	4,652,032	—	4,652,032
Commercial Services & Supplies	—	1,732,757	—	1,732,757
Construction & Engineering	—	1,460,287	—	1,460,287
Consumer Finance	—	12,844,914	—	12,844,914
Containers & Packaging	—	3,463,855	—	3,463,855
Diversified Telecommunication Services	—	3,729,344	—	3,729,344
Electric Utilities	—	31,099,266	—	31,099,266
Financial Services	—	7,305,854	5,224,094	12,529,948
Food Products	—	6,252,951	—	6,252,951
Gas Utilities	—	566,433	—	566,433
Ground Transportation	—	978,267	—	978,267
Health Care Equipment & Supplies	—	4,729,997	—	4,729,997

294

Active Bond ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Health Care Providers & Services	$—	$12,405,473	$3,329,364	$15,734,837
Health Care REITs	—	2,135,863	—	2,135,863
Independent Power and Renewable Electricity Producers	—	4,832,242	—	4,832,242
Insurance	—	5,780,531	—	5,780,531
Interactive Media & Services	—	1,438,924	—	1,438,924
IT Services	—	—	3,561,250	3,561,250
Media	—	15,417,256	—	15,417,256
Metals & Mining	—	3,202,245	—	3,202,245
Mortgage Real Estate Investment Trusts (REITs)	—	—	3,000,000	3,000,000
Multi-Utilities	—	4,053,702	—	4,053,702
Oil, Gas & Consumable Fuels	—	36,825,389	—	36,825,389
Pharmaceuticals	—	667,387	—	667,387
Real Estate Management & Development	—	711,096	—	711,096
Residential REITs	—	2,279,244	—	2,279,244
Semiconductors & Semiconductor Equipment	—	13,026,476	—	13,026,476
Software	—	8,821,682	—	8,821,682
Specialized REITs	—	651,530	—	651,530
Specialty Retail	—	853,725	—	853,725
Technology Hardware, Storage & Peripherals	—	2,050,665	—	2,050,665
Tobacco	—	477,722	—	477,722
Trading Companies & Distributors	—	553,979	—	553,979
Wireless Telecommunication Services	—	2,632,823	—	2,632,823
Total Corporate Bonds	—	388,756,330	15,114,708	403,871,038
Foreign Government Securities	—	11,142,425	—	11,142,425
Mortgage-Backed Securities	—	633,679,753	8,995,532	642,675,285
U.S. Treasury Obligations	—	957,156,229	—	957,156,229
Short-Term Investments
Investment Companies	67,573,101	—	—	67,573,101
Total Investments in Securities	$67,573,101	$2,807,883,560	$161,393,548	$3,036,850,209
Appreciation in Other Financial Instruments
Futures Contracts	$763,290	$—	$—	$763,290
Depreciation in Other Financial Instruments
Futures Contracts	$(263,767)	$—	$—	$(263,767)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$499,523	$—	$—	$499,523

Active High Yield ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$—	$1,975,285,996	$—	$1,975,285,996
Short-Term Investments
Investment Companies	60,710,505	—	—	60,710,505

295

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
Active High Yield ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investment of Cash Collateral from Securities Loaned	$13,588,190	$—	$—	$13,588,190
Total Short-Term Investments	74,298,695	—	—	74,298,695
Total Investments in Securities	$74,298,695	$1,975,285,996	$—	$2,049,584,691

Core Plus Bond ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$807,101,489	$142,356,919	$949,458,408
Collateralized Mortgage Obligations	—	453,333,322	24,155,655	477,488,977
Commercial Mortgage-Backed Securities	—	495,734,890	119,350,404	615,085,294
Common Stocks
Broadline Retail	—	—	13	13
Distributors	—	—	5,657	5,657
Health Care Equipment & Supplies	—	309	—	309
Media	—	—	3,442	3,442
Specialty Retail	—	—	— (a)	— (a)
Wireless Telecommunication Services	—	—	— (a)	— (a)
Total Common Stocks	—	309	9,112	9,421
Corporate Bonds
Aerospace & Defense	—	28,884,710	4,901	28,889,611
Automobile Components	—	11,480,783	—	11,480,783
Automobiles	—	19,535,905	—	19,535,905
Banks	—	539,570,172	—	539,570,172
Beverages	—	5,943,111	—	5,943,111
Biotechnology	—	42,422,025	—	42,422,025
Broadline Retail	—	2,509,372	—	2,509,372
Building Products	—	18,371,714	—	18,371,714
Capital Markets	—	161,575,945	—	161,575,945
Chemicals	—	20,854,783	—	20,854,783
Commercial Services & Supplies	—	17,190,027	—	17,190,027
Communications Equipment	—	8,076,997	—	8,076,997
Construction & Engineering	—	7,683,201	—	7,683,201
Construction Materials	—	1,989,105	—	1,989,105
Consumer Finance	—	55,384,276	—	55,384,276
Consumer Staples Distribution & Retail	—	7,557,561	— (a)	7,557,561
Containers & Packaging	—	21,706,782	—	21,706,782
Distributors	—	3,025,072	—	3,025,072
Diversified Consumer Services	—	3,440,840	—	3,440,840
Diversified REITs	—	1,233,738	—	1,233,738
Diversified Telecommunication Services	—	42,512,069	—	42,512,069
Electric Utilities	—	190,270,906	—	190,270,906
Electrical Equipment	—	2,598,680	—	2,598,680
Electronic Equipment, Instruments & Components	—	4,614,977	—	4,614,977
Energy Equipment & Services	—	6,661,056	—	6,661,056
Entertainment	—	8,428,814	—	8,428,814

296

Core Plus Bond ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Financial Services	$—	$24,521,891	$12,143,333	$36,665,224
Food Products	—	71,727,356	—	71,727,356
Gas Utilities	—	3,072,227	—	3,072,227
Ground Transportation	—	29,392,554	—	29,392,554
Health Care Equipment & Supplies	—	11,597,176	—	11,597,176
Health Care Providers & Services	—	47,995,352	4,439,151	52,434,503
Health Care REITs	—	3,190,696	—	3,190,696
Health Care Technology	—	3,921,473	—	3,921,473
Hotel & Resort REITs	—	4,023,891	—	4,023,891
Hotels, Restaurants & Leisure	—	42,407,914	—	42,407,914
Household Durables	—	5,533,720	—	5,533,720
Household Products	—	1,947,330	—	1,947,330
Independent Power and Renewable Electricity Producers	—	19,092,355	—	19,092,355
Industrial Conglomerates	—	604,478	—	604,478
Industrial REITs	—	1,912,848	—	1,912,848
Insurance	—	21,050,635	—	21,050,635
Interactive Media & Services	—	6,555,367	—	6,555,367
IT Services	—	1,698,937	6,105,000	7,803,937
Leisure Products	—	1,038,163	—	1,038,163
Life Sciences Tools & Services	—	1,012,989	—	1,012,989
Machinery	—	8,497,201	—	8,497,201
Marine Transportation	—	2,622,016	—	2,622,016
Media	—	78,870,611	—	78,870,611
Metals & Mining	—	22,657,754	—	22,657,754
Mortgage Real Estate Investment Trusts (REITs)	—	26,271,359	5,000,000	31,271,359
Multi-Utilities	—	28,569,975	—	28,569,975
Office REITs	—	92,672	—	92,672
Oil, Gas & Consumable Fuels	—	287,867,026	—	287,867,026
Passenger Airlines	—	7,868,001	—	7,868,001
Personal Care Products	—	2,360,911	—	2,360,911
Pharmaceuticals	—	34,457,379	—	34,457,379
Real Estate Management & Development	—	198,345	4,439,152	4,637,497
Residential REITs	—	5,119,375	—	5,119,375
Retail REITs	—	3,261,639	—	3,261,639
Semiconductors & Semiconductor Equipment	—	36,915,247	—	36,915,247
Software	—	41,034,621	—	41,034,621
Specialized REITs	—	9,435,230	—	9,435,230
Specialty Retail	—	18,425,807	— (a)	18,425,807
Technology Hardware, Storage & Peripherals	—	4,937,705	—	4,937,705
Textiles, Apparel & Luxury Goods	—	204,587	—	204,587
Tobacco	—	47,188,657	—	47,188,657
Trading Companies & Distributors	—	13,691,467	—	13,691,467
Water Utilities	—	915,003	—	915,003
Wireless Telecommunication Services	—	15,612,392	—	15,612,392
Total Corporate Bonds	—	2,232,894,953	32,131,537	2,265,026,490
Foreign Government Securities	—	67,648,171	—	67,648,171
Loan Assignments	—	67,308,078	—	67,308,078

297

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
Core Plus Bond ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Mortgage-Backed Securities	$—	$1,831,070,193	$—	$1,831,070,193
Municipal Bonds	—	45,936	—	45,936
Preferred Stocks	—	—	3,465	3,465
U.S. Treasury Obligations	—	739,619,174	—	739,619,174
Short-Term Investments
Investment Companies	640,444,328	—	—	640,444,328
Total Investments in Securities	$640,444,328	$6,694,756,515	$318,007,092	$7,653,207,935
Appreciation in Other Financial Instruments
Futures Contracts	$2,941,993	$—	$—	$2,941,993
Depreciation in Other Financial Instruments
Futures Contracts	$(1,874,665)	$—	$—	$(1,874,665)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$1,067,328	$—	$—	$1,067,328

(a)	Value is zero.

Income ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$550,642,821	$59,933,357	$610,576,178
Collateralized Mortgage Obligations	—	629,941,799	76,477,918	706,419,717
Commercial Mortgage-Backed Securities	—	972,462,065	8,320,298	980,782,363
Common Stocks	—	—	— (a)	— (a)
Corporate Bonds
Aerospace & Defense	—	11,945,605	—	11,945,605
Automobile Components	—	20,432,366	—	20,432,366
Banks	—	43,991,720	—	43,991,720
Biotechnology	—	387,607	—	387,607
Broadline Retail	—	1,813,986	—	1,813,986
Building Products	—	21,292,661	—	21,292,661
Capital Markets	—	9,719,045	—	9,719,045
Chemicals	—	29,940,365	—	29,940,365
Commercial Services & Supplies	—	22,756,896	—	22,756,896
Communications Equipment	—	2,396,069	—	2,396,069
Construction & Engineering	—	1,560,196	—	1,560,196
Construction Materials	—	1,365,075	—	1,365,075
Consumer Finance	—	17,038,515	—	17,038,515
Consumer Staples Distribution & Retail	—	15,386,157	— (a)	15,386,157
Containers & Packaging	—	8,337,910	—	8,337,910
Distributors	—	532,235	—	532,235
Diversified Consumer Services	—	3,607,879	—	3,607,879
Diversified Telecommunication Services	—	40,955,646	—	40,955,646
Electric Utilities	—	26,159,124	—	26,159,124
Electrical Equipment	—	103,197	—	103,197
Electronic Equipment, Instruments & Components	—	7,589,294	—	7,589,294
Energy Equipment & Services	—	4,200,328	—	4,200,328

298

Income ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Entertainment	$—	$9,744,946	$—	$9,744,946
Financial Services	—	17,822,811	5,875,691	23,698,502
Food Products	—	10,278,509	—	10,278,509
Gas Utilities	—	1,075,762	—	1,075,762
Ground Transportation	—	16,181,579	—	16,181,579
Health Care Equipment & Supplies	—	13,791,111	—	13,791,111
Health Care Providers & Services	—	25,323,236	—	25,323,236
Health Care Technology	—	4,472,771	—	4,472,771
Hotel & Resort REITs	—	6,510,305	—	6,510,305
Hotels, Restaurants & Leisure	—	39,499,813	—	39,499,813
Household Durables	—	7,915,920	—	7,915,920
Household Products	—	4,130,118	—	4,130,118
Independent Power and Renewable Electricity Producers	—	4,670,303	—	4,670,303
Insurance	—	711,949	—	711,949
Interactive Media & Services	—	745,671	—	745,671
IT Services	—	2,482,336	2,543,750	5,026,086
Leisure Products	—	730,366	—	730,366
Machinery	—	4,523,279	—	4,523,279
Marine Transportation	—	2,245,704	—	2,245,704
Media	—	65,811,205	—	65,811,205
Metals & Mining	—	11,804,601	—	11,804,601
Mortgage Real Estate Investment Trusts (REITs)	—	4,958,828	—	4,958,828
Multi-Utilities	—	5,471,454	—	5,471,454
Oil, Gas & Consumable Fuels	—	126,104,447	—	126,104,447
Passenger Airlines	—	7,307,576	—	7,307,576
Personal Care Products	—	4,994,309	—	4,994,309
Pharmaceuticals	—	8,250,019	—	8,250,019
Professional Services	—	155,981	—	155,981
Real Estate Management & Development	—	1,468,344	2,219,576	3,687,920
Semiconductors & Semiconductor Equipment	—	8,395,987	—	8,395,987
Software	—	9,508,864	—	9,508,864
Specialized REITs	—	1,899,181	—	1,899,181
Specialty Retail	—	12,920,616	— (a)	12,920,616
Technology Hardware, Storage & Peripherals	—	3,579,732	—	3,579,732
Textiles, Apparel & Luxury Goods	—	149,698	—	149,698
Trading Companies & Distributors	—	16,140,667	—	16,140,667
Wireless Telecommunication Services	—	3,100,085	—	3,100,085
Total Corporate Bonds	—	756,389,959	10,639,017	767,028,976
Foreign Government Securities	—	161,296,226	—	161,296,226
Loan Assignments	—	30,901,613	—	30,901,613
Mortgage-Backed Securities	—	1,755,816,192	1,344,063	1,757,160,255
Municipal Bonds	—	11,155,618	—	11,155,618
Supranational	—	1,827,000	—	1,827,000
Short-Term Investments
Investment Companies	91,288,780	—	—	91,288,780
Total Investments in Securities	$91,288,780	$4,870,433,293	$156,714,653	$5,118,436,726

299

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
Income ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Liabilities
TBA Short Commitment	$—	$(631,122,027)	$—	$(631,122,027)
Total Liabilities in Securities Sold Short	$—	$(631,122,027)	$—	$(631,122,027)
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$33,423	$—	$33,423
Futures Contracts	4,067,909	—	—	4,067,909
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(212,390)	$—	$(212,390)
Futures Contracts	(1,529,635)	—	—	(1,529,635)
Swaps	—	(1,544,735)	—	(1,544,735)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$2,538,274	$(1,723,702)	$—	$814,572

(a)	Value is zero.

International Bond Opportunities ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,164,983	$—	$1,164,983
Collateralized Mortgage Obligations	—	983,341	—	983,341
Commercial Mortgage-Backed Securities	—	1,736,334	—	1,736,334
Corporate Bonds	—	683,014,789	—	683,014,789
Foreign Government Securities	—	336,203,789	—	336,203,789
Short-Term Investments
Investment Companies	69,359,524	—	—	69,359,524
Total Investments in Securities	$69,359,524	$1,023,103,236	$—	$1,092,462,760
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,212,402	$—	$1,212,402
Futures Contracts	2,043,021	—	—	2,043,021
Swaps	—	1,962,075	—	1,962,075
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(10,341,365)	$—	$(10,341,365)
Futures Contracts	(591,815)	(72,870)	—	(664,685)
Swaps	—	(1,631,547)	—	(1,631,547)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$1,451,206	$(8,871,305)	$—	$(7,420,099)

Municipal ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$3,085,473,176	$—	$3,085,473,176

300

Municipal ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$439,432,503	$—	$—	$439,432,503
Total Investments in Securities	$439,432,503	$3,085,473,176	$—	$3,524,905,679
Appreciation in Other Financial Instruments
Futures Contracts	$48,943	$—	$—	$48,943
Depreciation in Other Financial Instruments
Futures Contracts	$(93,984)	$—	$—	$(93,984)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(45,041)	$—	$—	$(45,041)

Short Duration Core Plus ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$172,390,512	$5,005,755	$177,396,267
Collateralized Mortgage Obligations	—	101,089,290	1,061,514	102,150,804
Commercial Mortgage-Backed Securities	—	33,879,971	736,620	34,616,591
Common Stocks	—	—	— (a)	— (a)
Corporate Bonds
Aerospace & Defense	—	1,499,029	—	1,499,029
Automobile Components	—	1,477,036	—	1,477,036
Automobiles	—	5,504,331	—	5,504,331
Banks	—	103,163,722	—	103,163,722
Beverages	—	1,441,036	—	1,441,036
Biotechnology	—	1,338,095	—	1,338,095
Broadline Retail	—	177,184	—	177,184
Building Products	—	1,883,603	—	1,883,603
Capital Markets	—	19,837,867	—	19,837,867
Chemicals	—	1,987,716	—	1,987,716
Commercial Services & Supplies	—	3,578,390	—	3,578,390
Communications Equipment	—	129,005	—	129,005
Construction & Engineering	—	559,150	—	559,150
Construction Materials	—	104,881	—	104,881
Consumer Finance	—	6,664,182	—	6,664,182
Consumer Staples Distribution & Retail	—	569,392	— (a)	569,392
Containers & Packaging	—	862,379	—	862,379
Distributors	—	125,927	—	125,927
Diversified Consumer Services	—	305,606	—	305,606
Diversified Telecommunication Services	—	2,589,086	—	2,589,086
Electric Utilities	—	7,641,883	—	7,641,883
Electrical Equipment	—	342,539	—	342,539
Electronic Equipment, Instruments & Components	—	186,116	—	186,116
Energy Equipment & Services	—	829,832	—	829,832
Entertainment	—	597,411	—	597,411
Financial Services	—	8,409,915	950,429	9,360,344
Food Products	—	1,176,156	—	1,176,156
Gas Utilities	—	124,017	—	124,017

301

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
Short Duration Core Plus ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Ground Transportation	$—	$1,182,479	$—	$1,182,479
Health Care Equipment & Supplies	—	2,263,198	—	2,263,198
Health Care Providers & Services	—	5,541,601	—	5,541,601
Health Care Technology	—	261,042	—	261,042
Hotel & Resort REITs	—	371,608	—	371,608
Hotels, Restaurants & Leisure	—	3,892,122	—	3,892,122
Household Durables	—	1,713,389	—	1,713,389
Household Products	—	315,826	—	315,826
Independent Power and Renewable Electricity Producers	—	517,603	—	517,603
Insurance	—	13,057,280	—	13,057,280
Interactive Media & Services	—	90,935	—	90,935
IT Services	—	177,654	1,017,500	1,195,154
Leisure Products	—	83,470	—	83,470
Machinery	—	534,539	—	534,539
Marine Transportation	—	143,549	—	143,549
Media	—	3,924,793	—	3,924,793
Metals & Mining	—	812,035	—	812,035
Mortgage Real Estate Investment Trusts (REITs)	—	936,920	—	936,920
Multi-Utilities	—	1,491,886	—	1,491,886
Oil, Gas & Consumable Fuels	—	11,919,085	—	11,919,085
Passenger Airlines	—	1,023,995	—	1,023,995
Personal Care Products	—	215,839	—	215,839
Pharmaceuticals	—	182,305	—	182,305
Real Estate Management & Development	—	147,317	—	147,317
Residential REITs	—	1,162,469	—	1,162,469
Semiconductors & Semiconductor Equipment	—	5,313,847	—	5,313,847
Software	—	692,480	—	692,480
Specialized REITs	—	194,782	—	194,782
Specialty Retail	—	944,327	— (a)	944,327
Technology Hardware, Storage & Peripherals	—	171,454	—	171,454
Trading Companies & Distributors	—	1,158,095	—	1,158,095
Wireless Telecommunication Services	—	2,680,384	—	2,680,384
Total Corporate Bonds	—	236,223,794	1,967,929	238,191,723
Foreign Government Securities	—	7,624,010	—	7,624,010
Mortgage-Backed Securities	—	86,727,756	—	86,727,756
Municipal Bonds	—	87,203	—	87,203
U.S. Treasury Obligations	—	139,248,093	—	139,248,093
Short-Term Investments
Investment Companies	30,629,086	—	—	30,629,086
Investment of Cash Collateral from Securities Loaned	1,595,718	—	—	1,595,718
U.S. Treasury Obligations	—	1,396,314	—	1,396,314
Total Short-Term Investments	32,224,804	1,396,314	—	33,621,118
Total Investments in Securities	$32,224,804	$778,666,943	$8,771,818	$819,663,565
Appreciation in Other Financial Instruments
Futures Contracts	$430,572	$—	$—	$430,572

302

Short Duration Core Plus ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Futures Contracts	$(182,919)	$—	$—	$(182,919)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$247,653	$—	$—	$247,653

(a)	Value is zero.

Ultra-Short Income ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$4,451,485,072	$—	$4,451,485,072
Corporate Bonds	—	21,173,797,303	—	21,173,797,303
U.S. Treasury Obligations	—	674,094,314	—	674,094,314
Short-Term Investments
Certificates of Deposits	—	2,244,744,704	—	2,244,744,704
Commercial Paper	—	3,023,312,622	—	3,023,312,622
Investment Companies	967,759,238	—	—	967,759,238
Investment of Cash Collateral from Securities Loaned	21,425,205	—	—	21,425,205
Repurchase Agreements	—	320,000,000	—	320,000,000
Total Short-Term Investments	989,184,443	5,588,057,326	—	6,577,241,769
Total Investments in Securities	$989,184,443	$31,887,434,015	$—	$32,876,618,458

Ultra-Short Municipal Income ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$3,697,181,339	$—	$3,697,181,339
Short-Term Investments
Investment Companies	696,025,767	—	—	696,025,767
Total Investments in Securities	$696,025,767	$3,697,181,339	$—	$4,393,207,106

303

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
Active Bond ETF	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of August 31, 2025
Investments in Securities:
Asset-Backed Securities	$40,204,972	$—	$334,890	$32,431	$37,911,179	$(4,847,769)	$—	$—	$3,000,000	$76,635,703
Collateralized Mortgage Obligations	12,025,803	—	188,808	42,369	22,131,212	(5,485,288)	—	—	—	28,902,904
Commercial Mortgage-Backed Securities	4,530,464	68,271	113,911	25,529	26,866,647	(3,284,010)	3,423,889	—	—	31,744,701
Corporate Bonds	—	—	61,250	—	15,106,667	(53,209)	—	—	—	15,114,708
Mortgage-Backed Securities	6,350,657	—	(71,096)	—	5,715,971	—	—	—	(3,000,000)	8,995,532
Total	$63,111,896	$68,271	$627,763	$100,329	$107,731,676	$(13,670,276)	$3,423,889	$—	$—	$161,393,548

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Mortgage-Backed Securities and Asset-Backed Securities.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2025, which were valued using significant unobservable inputs (level 3), amounted to $899,354. This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
There were no significant transfers into or out of level 3 for the six months ended August 31, 2025.
Core Plus Bond ETF	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2025
Investments in Securities:
Asset-Backed Securities	$120,556,903	$—	$118,808	$204,868	$40,981,889	$(12,797,773)	$—	$(6,707,776)	$142,356,919
Collateralized Mortgage Obligations	31,683,260	585	34,398	27,363	—	(4,928,150)	3,344,415	(6,006,216)	24,155,655
Commercial Mortgage-Backed Securities	54,627,016	—	909,834	583,978	25,965,244	—	43,749,230	(6,484,898)	119,350,404
Common Stocks	10,044	365	3,522	—	4,564	(9,383)	—	—	9,112
Corporate Bonds	18,674	(9,419)	102,432	837	32,176,800	(157,787)	—	—	32,131,537
Mortgage-Backed Securities	10,082,813	—	—	—	(10,082,813)	—	—	—	—
Preferred Stocks	3,757	—	(292)	—	—	—	—	—	3,465
Warrants	— (a)	(1)	1	—	—	—	—	—	—
Total	$216,982,467	$(8,470)	$1,168,703	$817,046	$89,045,684	$(17,893,093)	$47,093,645	$(19,198,890)	$318,007,092

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Value is zero.

304

The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2025, which were valued using significant unobservable inputs (level 3), amounted to $1,338,761. This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
For the six months ended August 31, 2025, transfers in and out of level 3 were the result of decreased or increased transparency of market activity (e.g., trades of the Fund’s investments, similar securities of the issuer and/or comparable securities) and observability of certain inputs used by Pricing Services or the Valuation Designee, as applicable, in determining fair value. This change in observability and resulting changes in levels does not impact liquidity or fair value of the Fund's investments or reflect any change in the investment strategy of the Fund.
Income ETF	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of August 31, 2025
Investments in Securities:
Asset-Backed Securities	$20,894,859	$—	$(491,438)	$(65,279)	$57,347,732	$(22,652,517)	$—	$(1,699,998)	$6,599,998	$59,933,357
Collateralized Mortgage Obligations	5,893,564	149	(648,013)	(18,331)	93,984,900	(18,979,553)	1,667,803	(3,722,603)	(1,699,998)	76,477,918
Commercial Mortgage-Backed Securities	1,868,548	—	(245,909)	132,204	161,249	—	6,404,206	—	—	8,320,298
Common Stocks	— (b)	—	— (b)	—	—	—	—	—	—	— (b)
Corporate Bonds	38,476	—	(3,959)	2,684	10,697,700	(95,884)	—	—	—	10,639,017
Mortgage-Backed Securities	4,900,000	—	—	—	1,344,063	—	—	—	(4,900,000)	1,344,063
Total	$33,595,447	$149	$(1,389,319)	$51,278	$163,535,644	$(41,727,954)	$8,072,009	$(5,422,601)	$—	$156,714,653

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Collateralized Mortgage Obligations ,Mortgage-Backed Securities and Asset-Backed Securities.
(b)	Value is zero.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2025, which were valued using significant unobservable inputs (level 3), amounted to $(1,411,186). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
There were no significant transfers into or out of level 3 for the six months ended August 31, 2025.
Short Duration Core Plus ETF	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2025
Investments in Securities:
Asset-Backed Securities	$3,010,737	$—	$23,512	$6,805	$2,078,206	$(113,505)	$—	$—	$5,005,755
Collateralized Mortgage Obligations	185,192	—	1,521	—	1,059,993	—	—	(185,192)	1,061,514
Commercial Mortgage-Backed Securities	—	—	1,032	523	735,065	—	—	—	736,620
Common Stocks	— (a)	—	—	—	—	—	—	—	— (a)
Corporate Bonds	6,979	—	8,831	499	1,965,688	(14,068)	—	—	1,967,929
Total	$3,202,908	$—	$34,896	$7,827	$5,838,952	$(127,573)	$—	$(185,192)	$8,771,818

[1]	Purchases include all purchases of securities and securities received in corporate actions.

305

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Value is zero.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2025, which were valued using significant unobservable inputs (level 3), amounted to $31,593. This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
There were no significant transfers into or out of level 3 for the six months ended August 31, 2025.
The significant unobservable inputs used in the fair value measurement of the Funds' investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Active
Bond ETF
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$47,483,445	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 20.00% (7.47%)
			Yield (Discount Rate of Cash Flows)	4.88% - 8.88% (6.20%)

Asset-Backed Securities	47,483,445
	20,316,489	Discounted Cash Flow	Constant Prepayment Rate	90.00% - 100.00% (98.19%)
			Yield (Discount Rate of Cash Flows)	4.92% - 5.61% (5.32%)

Collateralized Mortgage Obligations	20,316,489
Total	$67,799,934

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2025, the value of these investments was $93,593,614. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
Core Plus
Bond ETF
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$17,148,272	Discounted Cash Flow	Constant Prepayment Rate	8.00% -100.00% (84.42%)
			Yield (Discount Rate of Cash Flows)	0.00% - 8.42% (4.76%)

Asset-Backed Securities	17,148,272
	19,052,846	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 8.25% (2.01%)
			Constant Default Rate	0.00% - 49.00% (0.81%)
			Yield (Discount Rate of Cash Flows)	5.91% - 21.62% (6.43%)

Asset-Backed Securities	19,052,846

306

	Fair Value at August 31, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
Total	$36,201,118

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2025, the value of these investments was $281,805,974. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
Income ETF
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$2,507,850	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 15.00% (0.40%)
			Constant Default Rate	[to be updated once provided]
			Yield (Discount Rate of Cash Flows)	5.30% - 8.00% (6.18%)

Asset-Backed Securities	2,507,850
	636,827	Discounted Cash Flow	Constant Prepayment Rate	8.00% (8.00%)
			Yield (Discount Rate of Cash Flows)	0.00% - 8.42% (3.19%)

Collateralized Mortgage Obligations	636,827
Total	$3,144,677

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2025, the value of these investments was $153,569,976. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
Short
Duration
Core Plus
ETF
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$2,015,063	Discounted Cash Flow	Constant Default Rate	0.00% - 49.00% (5.89%)
			Constant Prepayment Rate	0.00% - 90.00% (28.95%)
			Yield (Discount Rate of Cash Flows)	5.11% - 15.71% (6.91%)

Asset-Backed Securities	2,015,063
	- (b)	Term of Restructuring	Expected Recovery	0.00% (0.00%)

Corporate Bonds	- (b)
Total	$2,015,063

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2025, the value of these investments was $6,756,755. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Value is zero.

307

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of August 31, 2025, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Repurchase Agreements— Ultra-Short Income ETF may enter into repurchase agreement transactions that meet the credit guidelines of JPMIM. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. The Fund requires that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Fund to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. Repurchase agreement collateral may be held in segregated accounts maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan.
The Fund's repurchase agreements are not subject to master netting arrangements.
D. Loan Assignments— Core Plus Bond ETF and Income ETF invested in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as Agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The invested in loan assignments of all or a portion of the loans. When a Fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan. In addition, it is unclear whether loans, loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because JPMIM may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loans are secured by collateral, a Fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower.
Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid when purchased, may become illiquid and difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, the Fund may not receive the proceeds from a sale of such investments for a period after the sale.
Certain loan assignments are also subject to the risks associated with high yield securities described under Note 8.
E. Unfunded Commitments— Income ETF entered into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of its normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Fund to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment (Note 2.D.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Fund may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of Interest income from non-affiliates on the Statements of Operations.
At August 31, 2025, Income ETF had the following loan commitments outstanding in which all or a portion of the commitments were unfunded, and which could be extended at the options of the borrower:
				Unfunded Commitment		Funded Commitment		Total Commitment
Security Description	Maturity Date	Commitment Fee Rate	Rate if Funded	Par Amount	Value	Par Amount	Value	Par Amount	Value
Income ETF
Clydesdale Acquisition Holdings, Inc., 1st Lien Delayed Draw Term Loan B	04/01/2032	3.250%	7.566%	$15,667	$15,646	$485	$484	$16,152	$16,130
Raven Acquisition Holdings LLC, 1st Lien Delayed Draw Term Loan	11/19/2031	3.000	7.316	28,540	28,609	—	—	28,540	28,609

308

F. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— The Funds purchased when-issued securities, including To-Be-Announced securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
The Funds may be required to post or receive collateral for delayed delivery securities in the form of cash or securities under a Master Securities Forward Transaction Agreement with the counterparties (each, an “MSFTA”). The collateral requirements are generally calculated by netting the mark-to-market amount for a Fund's transactions under the MSFTA and comparing that amount to the value of the collateral pledged by a Fund and the counterparty. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by a Fund is held in a segregated account at the Fund's custodian bank and is included on the Statements of Assets and Liabilities as Restricted cash. Collateral received by a Fund is held in a separate segregated account maintained by JPMCB. These amounts are not reflected on the Fund's Statements of Assets and Liabilities.
Active Bond ETF, Core Plus Bond ETF, Income ETF, Municipal ETF, Short Duration Core Plus ETF and Ultra-Short Municipal Income ETF had when-issued securities, delayed delivery securities or forward commitments outstanding as of August 31, 2025, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at August 31, 2025 are detailed on the SOIs, if any.
The Funds' delayed delivery securities collateral requirements and collateral posted or received by counterparty as of August 31, 2025 are as follows:
Fund		Counterparty	Collateral amount
Core Plus Bond ETF	Collateral Posted	Wells Fargo Securities LLC	$20,000
Income ETF	Collateral Posted	Bank of America NA	930,000
	Collateral Posted	Barclays Bank plc	540,000
	Collateral Posted	Citigroup Global Markets, Inc.	150,000
	Collateral Posted	Goldman Sachs & Co. LLC	1,170,000
	Collateral Posted	Morgan Stanley	320,000
	Collateral Received	Wells Fargo Securities LLC	(320,000)
G. Securities Lending — The Funds, except International Bond Opportunities ETF, are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses

309

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of August 31, 2025.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Active High Yield ETF	$9,137,066	$(9,137,066)	$—
Short Duration Core Plus ETF	1,529,978	(1,529,978)	—
Ultra-Short Income ETF	20,749,826	(20,749,826)	—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
Active Bond ETF, Core Plus Bond ETF, Income ETF, International Bond Opportunities ETF, Municipal ETF and Ultra-Short Municipal Income ETF did not lend out any securities during the six months ended August 31, 2025.
H. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Active Bond ETF
For the six months ended August 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2025	Shares at August 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.23% (a) (b)	$80,993,753	$516,094,669	$529,515,321	$—	$—	$67,573,101	67,573,101	$2,126,581	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2025.

Active High Yield ETF
For the period ended August 31, 2025
Security Description	Value at June 24, 2025(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2025	Shares at August 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.34% (b) (c)	$—	$17,965,865	$4,377,675	$—	$—	$13,588,190	13,588,190	$45,572 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.23% (b) (c)	—	183,761,625	123,051,120	—	—	60,710,505	60,710,505	484,355	—
Total	$—	$201,727,490	$127,428,795	$—	$—	$74,298,695		$529,927	$—

(a)	Commencement of operations was June 24, 2025.

310

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of August 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Core Plus Bond ETF
For the six months ended August 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2025	Shares at August 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.23% (a) (b)	$784,655,919	$1,127,894,713	$1,272,106,304	$—	$—	$640,444,328	640,444,328	$13,314,491	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2025.

Income ETF
For the six months ended August 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2025	Shares at August 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.36% (a) (b)	$44,645,094	$2,472,852,120	$2,426,174,885	$(37,342)	$3,793	$91,288,780	91,261,401	$3,812,064	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2025.

International Bond Opportunities ETF
For the six months ended August 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2025	Shares at August 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.23% (a) (b)	$14,100,041	$315,606,561	$260,347,078	$—	$—	$69,359,524	69,359,524	$902,141	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2025.

311

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
Municipal ETF
For the six months ended August 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2025	Shares at August 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.13% (a) (b)	$282,312,368	$1,321,636,475	$1,164,516,340	$—	$—	$439,432,503	439,388,564	$4,406,165	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2025.

Short Duration Core Plus ETF
For the six months ended August 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2025	Shares at August 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.36% (a) (b)	$34,888,213	$209,152,215	$213,410,073	$(553)	$(716)	$30,629,086	30,619,900	$419,333	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.34% (a) (b)	2,477,517	13,853,976	14,735,775	—	—	1,595,718	1,595,718	56,647 *	—
Total	$37,365,730	$223,006,191	$228,145,848	$(553)	$(716)	$32,224,804		$475,980	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

312

Ultra-Short Income ETF
For the six months ended August 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2025	Shares at August 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.34% (a) (b)	$76,209,770	$108,590,123	$163,374,688	$—	$—	$21,425,205	21,425,205	$700,860 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.23% (a) (b)	3,163,005,924	9,599,882,086	11,795,128,772	—	—	967,759,238	967,759,238	42,334,800	—
Total	$3,239,215,694	$9,708,472,209	$11,958,503,460	$—	$—	$989,184,443		$43,035,660	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Ultra-Short Municipal Income ETF
For the six months ended August 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2025	Shares at August 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.13% (a) (b)	$366,506,598	$1,918,348,331	$1,588,829,163	$1,516	$(1,515)	$696,025,767	695,956,172	$5,643,901	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2025.
I. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

313

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
J. Derivatives—The Funds used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with their respective investment strategy. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Funds may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the Funds to close out their position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds' risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.
The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds' ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds' net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to the Funds.
Notes J(1) — J(4) below describe the various derivatives used by the Funds.
(1) Options— Income ETF and Municipal ETF purchased and sold (“wrote”) put and call options on various instruments including options on indices to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller.
Options Purchased— Premiums paid by the Funds for options purchased are included on the Statements of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statements of Operations. If the option is allowed to expire, the Funds will lose the entire premium they paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.
Options Written— Premiums received by the Funds for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as Change in net unrealized appreciation/depreciation on options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Funds record a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Funds is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.
The Fund pledges collateral to the counterparty in the form of securities for options written. Securities designated as collateral are denoted on the SOI.
Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.
The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

314

The Fund’s exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over-the-counter (“OTC”) options are subject to master netting agreements.
(2) Futures Contracts— The Funds used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to interest rate risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(3) Forward Foreign Currency Exchange Contracts— Core Plus Bond ETF, Income ETF and International Bond Opportunities ETF are exposed to foreign currency risks associated with some or all of their portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Funds also record a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Funds' forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(4) Swaps— Income ETF, International Bond Opportunities ETF and Short Duration Core Plus ETF engaged in various swap transactions to manage credit and interest rate (e.g., duration, yield curve) risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between a fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Funds are recorded as assets or liabilities, respectively, on the Statements of Assets and Liabilities and are amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, a Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Portfolio Investments, while cash deposited, which is considered restricted, is reported as Deposits at broker for centrally cleared swaps on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/depreciation on swaps on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

315

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Funds’ OTC swap contracts are subject to master netting arrangements.
Credit Default Swaps
Income ETF, International Bond Opportunities ETF and Short Duration Core Plus ETF entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.
Interest Rate Swaps
International Bond Opportunities ETF entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate, while the other is typically based on a fixed interest rate.
(5) Summary of Derivatives Information—The following tables present the value of derivatives held as of August 31, 2025, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:
	Active Bond ETF	Core Plus Bond ETF	Income ETF	International Bond Opportunities ETF	Municipal ETF	Short Duration Core Plus ETF
Foreign Exchange Rate Risk Exposure:
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$—	$—	$33,423	$1,212,402	$—	$—
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	—	—	(212,390)	(10,341,365)	—	—
Interest Rate Risk Exposure:
Unrealized Appreciation on Futures Contracts *	763,290	2,941,993	4,067,909	2,043,021	48,943	430,572
Swaps at Value (Assets) **	—	—	—	1,958,344	—	—
Unrealized Depreciation on Futures Contracts *	(263,767)	(1,874,665)	(1,529,635)	(664,685)	(93,984)	(182,919)
Swaps at Value (Liabilities) **	—	—	—	(565,868)	—	—
Credit Risk Exposure:
Swaps at Value (Liabilities) **	—	—	(4,741,991)	(3,074,784)	—	—

316

	Active Bond ETF	Core Plus Bond ETF	Income ETF	International Bond Opportunities ETF	Municipal ETF	Short Duration Core Plus ETF
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	$499,523	$1,067,328	$2,538,274	$1,378,336	$(45,041)	$247,653
Swaps at Value **	—	—	(4,741,991)	(1,682,308)	—	—
Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts	—	—	(178,967)	(9,128,963)	—	—

*	Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
**	Includes the fair value of centrally cleared swap contracts as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
The following table presents the Fund's gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of August 31, 2025:
International Bond Opportunities ETF
Counterparty	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities(a)	Derivatives Available for Offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Barclays Bank plc	$428	$(428)	$—	$—
BNP Paribas	121,795	(121,795)	—	—
Citibank, NA	172,495	(172,495)	—	—
Citigroup Global Markets Holdings, Inc.	49,296	—	—	49,296
Goldman Sachs International	168,036	(168,036)	—	—
HSBC Bank, NA	39,295	(39,295)	—	—
Morgan Stanley	661,057	(661,057)	—	—
	$1,212,402	$(1,163,106)	$—	$49,296

Counterparty	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities(a)	Derivatives Available for Offset	Collateral Posted	Net Amount Due to Counterparty (Not less than zero)
Barclays Bank plc	$12,135	$(428)	$—	$11,707
BNP Paribas	158,483	(121,795)	—	36,688
Citibank, NA	677,470	(172,495)	—	504,975
Goldman Sachs International	225,695	(168,036)	—	57,659
HSBC Bank, NA	7,926,423	(39,295)	—	7,887,128
Morgan Stanley	1,014,511	(661,057)	(353,454)(b)	—
Standard Chartered Bank	29,230	—	—	29,230
TD Bank Financial Group	297,418	—	—	297,418
	$10,341,365	$(1,163,106)	$(353,454)	8,824,805

(a)	For financial reporting purposes the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.
(b)	Collateral received or posted is limited to the net derivative asset or net derivative liability amounts.

317

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
The following tables present the effect of derivatives on the Statements of Operations for the six months ended August 31, 2025, by primary underlying risk exposure:
	Active Bond ETF	Core Plus Bond ETF	Income ETF	International Bond Opportunities ETF
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Foreign Exchange Rate Risk Exposure:
Forward Foreign Currency Exchange Contracts	$—	$(187,064)	$(3,536,489)	$(28,159,873)
Purchased Options	—	—	(370,358)	—
Interest Rate Risk Exposure:
Futures Contracts	(232,251)	(14,859,034)	5,438,718	2,983,391
Swap Contracts	—	—	—	(340,560)
Purchased Options	—	—	(1,848,234)	—
Credit Exposure Risk:
Swap Contracts	—	—	(270,678)	85,598
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Foreign Exchange Rate Risk Exposure:
Forward Foreign Currency Exchange Contracts	$—	$(5,976)	$(178,967)	$(11,533,524)
Interest Rate Risk Exposure:
Futures Contracts	177,264	(3,777,854)	1,761,640	589,982
Swap Contracts	—	—	—	1,871,835
Credit Exposure Risk:
Swap Contracts	—	—	(1,050,751)	(1,060,603)

	Municipal ETF	Short Duration Core Plus ETF
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Interest Rate Risk Exposure:
Futures Contracts	$533,079	$597,207
Purchased Options	(40,781)	—
Credit Exposure Risk:
Swap Contracts	—	(156,680)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Interest Rate Risk Exposure:
Futures Contracts	$(45,041)	$104,492
Purchased Options	21,206	—

318

Derivatives Volume
The table below discloses the volume of the Funds' options, futures contracts, forward foreign currency exchange contracts and swaps activity during the six months ended August 31, 2025. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity (amounts in thousands, except number of contracts):
	Active Bond ETF	Core Plus Bond ETF	Income ETF
Futures Contracts:
Average Notional Balance Long	$226,950,186	$1,287,577,807	$789,588,138
Average Notional Balance Short	(40,340,191)	(24,240,259)	(252,690,081)
Ending Notional Balance Long	282,324,571	1,245,340,680	901,627,769
Ending Notional Balance Short	(32,193,000)	—	(366,100,943)
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	—	(1,118,249)	(71,245,001)
Average Settlement Value Sold	—	1,620,461	623,145
Ending Settlement Value Purchased	—	—	(121,695,834)
Ending Settlement Value Sold	—	—	904,267
Exchange-Traded Options:
Average Number of Contracts Purchased	—	—	373
OTC Options:
Average Number of Contracts Purchased	—	—	70,232,143
Credit Default Swaps:
Average Notional Balance - Buy Protection	—	—	48,048,571
Ending Notional Balance - Buy Protection	—	—	63,507,000

	International Bond Opportunities ETF	Municipal ETF	Short Duration Core Plus ETF
Futures Contracts:
Average Notional Balance Long	$357,820,503	$32,927,634	$162,031,856
Average Notional Balance Short	(178,048,069)	(22,274,277)	(41,114,698)
Ending Notional Balance Long	461,187,754	29,705,000	181,042,555
Ending Notional Balance Short	(217,380,249)	(30,727,250)	(42,085,312)
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	(193,585,404)	—	—
Average Settlement Value Sold	671,908,313	—	—
Ending Settlement Value Purchased	(211,337,075)	—	—
Ending Settlement Value Sold	1,159,568,742	—	—
Interest Rate-Related Swaps:
Average Notional Balance - Pays Fixed Rate	49,779,076	—	—
Average Notional Balance - Receives Fixed Rate	194,537,907	—	—
Ending Notional Balance - Pays Fixed Rate	94,181,059	—	—
Ending Notional Balance - Receives Fixed Rate	327,613,687	—	—
Exchange-Traded Options:
Average Number of Contracts Purchased	—	186	—
Credit Default Swaps:
Average Notional Balance - Buy Protection	22,910,830	—	—
Ending Notional Balance - Buy Protection	29,662,815	—	—
The Funds may be required to post or receive collateral based on the net value of the Funds’ outstanding non-deliverable forward foreign currency exchange contracts and/or OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. For certain counterparties cash collateral posted by the Funds is invested in an affiliated money market fund (See Note 3.E), otherwise the cash collateral is included on the

319

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
Statements of Assets and Liabilities as Restricted cash for OTC derivatives. Collateral received by the Funds is held in a separate segregated account maintained by JPMCB, an affiliate of the Funds.
International Bond Opportunities ETF derivative contracts collateral requirements and collateral posted or received by counterparty as of August 31, 2025 are as follows:
Fund		Fund Counterparty	Value of contracts	Collateral amount
International Bond Opportunities ETF	Collateral Received	Morgan Stanley	$(353,454)	$(450,000)
	Collateral Posted	Standard Chartered Bank	(29,230)	10,000
The Funds' derivatives contracts held at August 31, 2025 are not accounted for as hedging instruments under GAAP.
K. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
L. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of August 31, 2025, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.
M. Foreign Taxes—The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
N. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared monthly and paid at least monthly. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
O. Segment Reporting — The Funds adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The adoption of this new standard impacted financial statement disclosures only and did not affect the Funds' financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
P. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.

320

3. Fees and Other Transactions with Affiliates
A. Management Fee—JPMIM manages the investments of each Fund pursuant to a Management Agreement. For such services, JPMIM is paid a fee which is accrued daily and paid no more frequently than monthly based on each Fund's respective average daily net assets at the following rate:

Active Bond ETF	0.25%
Active High Yield ETF	0.45
Core Plus Bond ETF	0.40
Income ETF	0.40
International Bond Opportunities ETF	0.50
Municipal ETF	0.18
Short Duration Core Plus ETF	0.33
Ultra-Short Income ETF	0.18
Ultra-Short Municipal Income ETF	0.18
Under each Management Agreement, JPMIM is responsible for substantially all expenses of each Fund, (including expenses of the Trust relating to each Fund), except for the management fees, payments under the Funds' 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of each Fund’s business. Additionally, each Fund is responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with each Fund’s securities lending program, if applicable. For the avoidance of doubt, the Adviser’s payment of such expenses may be accomplished through a Fund’s payment of such expenses and a corresponding reduction in the fee payable to the Adviser, provided, however, that if the amount of expenses paid by a Fund exceeds the fee payable to the Adviser, the Adviser will reimburse that Fund for such amount.
B. Administration Fee— JPMIM provides administration services to the Funds. Pursuant to each Management Agreement, JPMIM is compensated as described in Note 3.A.
JPMCB serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the management fees payable to the Administrator.
C. Custodian, Accounting and Transfer Agent Fees— JPMCB provides custody, accounting and transfer agency services to the Funds. For performing these services, JPMIM pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are paid to JPMIM to offset certain custodian charges that are covered by each Management Agreement.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
D. Distribution Services— The Distributor or its agent distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of each Fund. JPMDS receives no fees for their distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
E. Waivers and Reimbursements— The Adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, costs of shareholder meetings, and extraordinary expenses) exceed the percentage of the following Funds' respective average daily net assets as shown in the table below:
Core Plus Bond ETF	0.38%
Income ETF	0.39
The expense limitation agreements were in effect for the period July 1, 2025 through August 31, 2025 and the contractual percentages in the table above are in place until at least June 30, 2026 at which time it will be determined whether such waivers will be renewed or revised.

321

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
For the six months ended August 31, 2025, the Funds' service providers waived fees and/or reimbursed expenses for each of the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.
Contractual Waivers
Management Fees
Core Plus Bond ETF	$660,023
Income ETF	190,415
The Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The fees for the affiliated money market funds, except for investments of securities lending cash collateral, are covered under each Management Agreement as described in Note 3.A.
F. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. The fees associated with the office of the Chief Compliance Officer are paid for by JPMIM as described in Note 3.A.
During the six months ended August 31, 2025, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended August 31, 2025, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Active Bond ETF	$1,410,236,222	$499,894,112	$672,366,801	$149,492,733
Active High Yield ETF	2,026,965,308	114,636,329	—	—
Core Plus Bond ETF	3,465,153,959	2,092,715,578	422,713,316	184,956,711
Income ETF	6,008,717,848	3,989,487,571	—	—
International Bond Opportunities ETF	486,995,176	98,442,757	—	—
Municipal ETF	1,935,292,699	983,238,547	—	—
Short Duration Core Plus ETF	239,881,159	95,485,495	153,866,027	117,013,874
Ultra-Short Income ETF	10,011,481,599	6,449,323,170	—	—
Ultra-Short Municipal Income ETF	1,725,913,826	1,051,038,222	—	—
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2025 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Active Bond ETF	$3,003,705,250	$42,098,451	$8,453,969	$33,644,482
Active High Yield ETF	2,036,131,358	18,729,286	5,275,953	13,453,333
Core Plus Bond ETF	7,577,844,074	129,088,562	52,657,373	76,431,189
Income ETF	4,423,573,287	81,169,343	19,810,615	61,358,728
International Bond Opportunities ETF	1,067,764,669	41,807,835	26,542,679	15,265,156
Municipal ETF	3,537,014,891	25,263,194	37,417,447	(12,154,253)
Short Duration Core Plus ETF	811,883,530	10,789,044	2,761,356	8,027,688
Ultra-Short Income ETF	32,760,468,189	119,627,032	3,476,763	116,150,269
Ultra-Short Municipal Income ETF	4,379,476,467	15,405,907	1,675,268	13,730,639

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At February 28, 2025, the following Funds had net capital loss carryforwards, which are available to offset future realized gains as follows:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Active Bond ETF	$—	$67,312
Core Plus Bond ETF	8,617,385	26,455,842
Income ETF	8,929,567	11,462,044
International Bond Opportunities ETF	2,909,681	16,056,838
Municipal ETF	5,745,504	4,434,464
Short Duration Core Plus ETF	3,666,114	6,248,822
Ultra-Short Income ETF	26,627,402	68,689,358
Ultra-Short Municipal Income ETF	10,537,560	11,666,628
Net capital losses (gains) and specified ordinary losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended February 28, 2025, the following Funds deferred to March 1, 2025 the following net capital losses (gains) and/or specified ordinary losses of:
	Net Capital Losses (Gains)		Specified Ordinary Losses
	Short-Term	Long-Term
Active Bond ETF	$2,237,985	$(261,899)	$—
Core Plus Bond ETF	1,765,803	(1,212,094)	—
Income ETF	1,117,083	(338,063)	1
International Bond Opportunities ETF	(356,751)	1,021,173	—
Municipal ETF	1,912,339	(490,308)	—
Short Duration Core Plus ETF	5,180	62,149	1
Ultra-Short Municipal Income ETF	44,970	539,117	—
During the year ended February 28, 2025, the following Funds utilized capital loss carryforwards as follows:
	Capital Loss Utilized
	Short-Term	Long-Term
Income ETF	$331,316	$—
International Bond Opportunities ETF	4,258	—
Short Duration Core Plus ETF	1,006,810	—
Ultra-Short Income ETF	21,567,451	1,374,648
6. Capital Share Transactions
The Trust issues and redeems shares of the Funds only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.
Shares of the Funds may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds' shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Funds. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of fixed income securities and other instruments (“Deposit Instruments”) and cash as described in the Funds’ registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount, plus at least 105%, for the Funds, of the market value of undelivered Deposit Instruments. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.
Authorized Participants transacting in Creation Units for cash may also pay a variable fee to compensate the relevant fund for market impact expenses relating to investing in portfolio securities. Such variable fees, if any, are included in “Proceeds from shares issued” in the Statements of Changes in Net Assets.

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NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
7. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended August 31, 2025.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2025.
The Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into an existing joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. Although the Trust is effectively part of the Credit Facility as of August 8, 2023, it was not eligible to draw on the Credit Facility, and did not incur costs associated with being a part of the Credit Facility up through May 30, 2024.
This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater of the federal funds effective rate or the one-month Adjusted Secured Overnight Financing Rate.
The Funds did not utilize the Credit Facility during the period March 1, 2025 through August 31, 2025.
Effective May 31, 2024, the Funds, excluding Core Plus Bond ETF, Income ETF, International Bond Opportunities ETF and Ultra-Short Income ETF, are not part of the Credit Facility.
8. Risks, Concentrations and Indemnifications
The Funds are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
International Bond Opportunities ETF’s investments in sovereign and corporate debt obligations within emerging market countries may be subject to potentially higher risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic instability in these markets may have disruptive effects on the market prices of the Fund’s investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.
The Funds are subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Funds may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.

324

The Funds are subject to credit risk. The Funds' investments are subject to the risk that an issuer and/or a counterparty will not make payments when due or default completely. Prices of the Funds' investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds' securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Core Plus Bond ETF, Income ETF, International Bond Opportunities ETF and Short Duration Core Plus ETF invest in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Funds are intended for investors who are able and willing to assume a high degree of risk.
International Bond Opportunities ETF may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses.
The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Funds’ holdings. During such periods, investors may incur significant losses if shares are sold.
The Funds may not track the return of their underlying index for a number of reasons and therefore may not achieve their investment objective. For example, the Funds incur a number of operating expenses not applicable to their underlying index, and incur costs in buying and selling securities, especially when rebalancing the Funds’ securities holdings to reflect changes in the composition of the underlying index. In addition, each Fund’s return may differ from the return of its underlying index as a result of, among other things, pricing differences and the inability to purchase certain securities included in the underlying index due to regulatory or other restrictions. To the extent of the previously outlined items, each Fund’s return may differ from the return of the underlying index.
The Funds, excluding Municipal ETF and Ultra-Short Municipal Income ETF, invest in foreign issuers and foreign securities (including depositary receipts) that are subject to additional risks, including political and economic risks, unstable governments, civil conflicts and war, greater volatility, decreased market liquidity, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit Fund's ability to buy and sell securities.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

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J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. August 2025.
SAN-FIETF-825

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Management Agreements
BOARD APPROVAL OF MANAGEMENT AGREEMENTS
JPMorgan Active Bond ETF, JPMorgan Core Plus Bond ETF, JPMorgan Income ETF, JPMorgan International Bond Opportunities ETF, JPMorgan Municipal ETF, JPMorgan Short Duration Core Plus ETF, JPMorgan Ultra-Short Income ETF and JPMorgan Ultra-Short Municipal Income ETF
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the management agreements. The Board also met for the specific purpose of considering management agreement annual renewals. The Board held meetings June 24-25, 2025 and August 12-14, 2025, at which the Trustees considered the continuation of the management agreements for JPMorgan Active Bond ETF, JPMorgan Core Plus Bond ETF, JPMorgan Income ETF, JPMorgan International Bond Opportunities ETF, JPMorgan Municipal ETF, JPMorgan Short Duration Core Plus ETF, JPMorgan Ultra-Short Income ETF and JPMorgan Ultra-Short Municipal Income ETF (each a “Fund,” and collectively, the “Funds”) whose semi-annual report is contained herein (each a “Management Agreement” and collectively, the “Management Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to a Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to a Management Agreement or any of their affiliates, approved the continuation of each Management Agreement on August 14, 2025.
As part of their review of the Management Agreements, the Trustees considered and reviewed performance and other information about the Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Funds’ performance as compared to the performance of their peers and benchmarks, and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the
“independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Management Agreements, the Trustees reviewed the Management Agreements with representatives of the Adviser, counsel to the Funds, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Management Agreements. The Trustees also discussed the Management Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Management Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Management Agreement was fair and reasonable under the circumstances, and determined that the continuance of each Management Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
•
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Management Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund, including personnel changes, if any;
•
The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
•
Information about the structure and distribution strategy for each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its role as Administrator;
•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Funds;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-
traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Management Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds’ operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Funds’ potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale. The Trustees considered that under the Management Agreements, the Adviser provides advisory and administrative services and is responsible for substantially all expenses of each Fund except for certain enumerated contractual exclusions under a “unitary fee” structure. The Trustees noted that the unitary management fee for each Fund does not contain breakpoints. The Trustees considered that shareholders would benefit because expenses would be limited even when a Fund is new and not achieving economies of scale. The Trustees considered the fact that increases in assets would not lead to management fee decreases even if economies of scale are achieved, but also that the Trustees would have the opportunity to further review the appropriateness of the fee payable to the Adviser under the Management Agreement in the future. The Trustees further considered the Adviser's and JPMorgan Distribution Services, Inc.’s (“JPMDS”), an affiliate of the Adviser which serves as the Funds’ distributor and principal underwriter, ongoing investments in their business in support of the Funds, including the

Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds. After considering the factors identified above, the Trustees concluded that the Fund’s shareholders will receive the benefits of potential economies of scale.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of management services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about each Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Funds with at least one-year of performance history in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe comprised of funds with the same Broadridge investment classification and objective (the “Universe”), by total return for applicable one-, three and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting exchange-traded funds in each Fund’s Universe and noted that the Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for certain Funds by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance are summarized below:
The Trustees noted that the JPMorgan Active Bond ETF’s performance was in the first quintile of the Universe for the one-year period ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the JPMorgan Core Plus Bond ETF’s performance was in the second, first and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the JPMorgan Income ETF’s performance was in the second and first quintiles of the Universe for the one- and three-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the JPMorgan International Bond Opportunities ETF’s performance was in the first quintile of the Universe for each of the one-, three- and five- year periods ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the JPMorgan Municipal ETF’s performance was in the third, second and second quintiles of the Universe for the one-, three- and five-year periods ended

December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the JPMorgan Short Duration Core Plus ETF’s performance was in the third and second quintiles of the Universe for the one- and three-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the JPMorgan Ultra-Short Income ETF’s performance was in the third, third and second quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the JPMorgan Ultra-Short Municipal Income ETF’s performance was in the first quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
Management Fees and Expense Ratios
The Trustees considered the contractual and net management fee rates paid by each Fund to the Adviser and compared the rates to the information prepared by Broadridge concerning management fee rates paid by other funds in the Universe, as well as a subset of funds within the Universe (the “Peer Group”). The Trustees also reviewed information about other expenses and the total expense ratio for each Fund and noted that the Universe and Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. The Trustees recognized that it can be difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s management fees and expense ratios are summarized below:
The Trustees noted that the JPMorgan Active Bond ETF’s net management fee and actual total expenses were both in the third and second quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan Core Plus Bond ETF’s net management fee was in the third quintile of both the Peer Group and Universe, and that the actual total expenses were in the second and third quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan Income ETF’s net management and actual total expenses were in the second and first quintiles, respectively, of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable.in light of the services provided to the Fund.
The Trustees noted that the JPMorgan International Bond Opportunities ETF’s net management fee and actual total expenses were in the fourth and third quintiles of the Universe, respectively. Broadridge did not calculate quintile rankings of the Peer Group due to the limited number of funds in the Peer Group. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable.in light of the services provided to the Fund.
The Trustees noted that the JPMorgan Municipal ETF’s net management fee and actual total expenses were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable.in light of the services provided to the Fund.
The Trustees noted that the JPMorgan Short Duration Core Plus ETF’s net management fee and actual total expenses were in the third and second quintiles, respectively, of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable.in light of the services provided to the Fund.
The Trustees noted that the JPMorgan Ultra-Short Income ETF’s net management fee and actual total expenses were both in the second quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable.in light of the services provided to the Fund.
The Trustees noted that the JPMorgan Ultra-Short Municipal Income ETF’s net management fee and actual total expenses were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable.in light of the services provided to the Fund.

BOARD APPROVAL OF INITIAL MANAGEMENT AGREEMENT
JPMorgan Active High Yield ETF
On August 20-22, 2024, the Board of Trustees (the “Board” or the “Trustees”) held meetings and approved the initial management agreement (the “Management Agreement”) for the JPMorgan Active High Yield ETF (the “Fund”). The Management Agreement was approved by a majority of the Trustees who are not “Interested Persons” (as defined in the Investment Company Act of 1940) of any party to the Management Agreement or any of its affiliates. In connection with the approval of the Management Agreement, the Trustees reviewed written materials prepared by J.P. Morgan Investment Management Inc. (the “Adviser”) and received oral presentations from Adviser personnel. Before voting on the proposed Management Agreement, the Trustees reviewed the Management Agreement with representatives of the Adviser and with counsel to the Fund and independent legal counsel to the Trustees and received a memorandum from independent legal counsel discussing the legal standards for their consideration of the proposed Management Agreement. They also considered information they received from the Adviser over the course of the year in connection with their oversight of other funds managed by the Adviser. The Trustees also discussed the proposed Management Agreement with independent legal counsel in executive session at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve the Management Agreement is provided below. The Trustees considered information provided with respect to the Fund and the approval of the Management Agreement. Each Trustee attributed his or her own evaluation of the significance of the various factors, and no factor alone was considered determinative. The Trustees determined that the proposed compensation to be received by the Adviser from the Fund under its Management Agreement was fair and reasonable and that initial approval of the Management Agreement was in the best interests of the Fund and its potential shareholders.
Summarized below are the material factors considered and discussed by the Trustees in reaching their conclusions:
Nature, Extent and Quality of Services Provided by the Adviser
In connection with the approval of the Fund’s initial Management Agreement, the Trustees considered the materials furnished specifically in connection with the approval of the Management Agreement, as well as other relevant information furnished for the Trustees, regarding the nature, extent, and quality of services provided by the adviser. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior
management and investment personnel;
•
The qualifications, backgrounds and responsibilities of the portfolio management team to be primarily responsible for the day-to-day management of the Fund;
•
The investment strategy for the Fund, and the infrastructure supporting the portfolio management team;
•
Information about the structure and distribution strategy of the Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services to be provided by the Adviser under the Management Agreement;
•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Fund and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Fund;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the Fund by the Adviser.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits expected to be received by the Adviser and its affiliates as a result of their relationship with the Fund. Additionally, the Trustees considered that any fall-out or ancillary benefits would be comparable to those related to the other funds in the complex.
The Trustees also considered the benefits the Adviser is expected to receive as the result of the roles JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, plays as custodian, fund accountant and transfer agent for the Fund, including the profitability of those arrangements to JPMCB.
Economies of Scale
The Trustees considered the extent to which the Fund may benefit from potential economies of scale. The Trustees considered that under the Management Agreement, the Adviser will provide advisory and administrative services and will be responsible for substantially all expenses of the Fund except for certain enumerated contractual exclusions under a “unitary fee” structure. The Trustees noted that the proposed unitary management fee for the Fund does not contain breakpoints. The Trustees considered that shareholders would benefit because expenses would be limited even when the Fund is new and not achieving economies of scale. The Trustees considered the fact that increases in assets would not lead to management fee decreases even if economies of scale are achieved, but also that the Trustees would have the opportunity to further review the appropriateness of the fee payable to the Adviser under its Management Agreement in the future. After considering the factors identified above, the Trustees concluded that the Fund’s shareholders will receive the benefits of potential economies of scale.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of management services and fee rates offered to clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, and for management styles substantially similar to that of the Fund. The Trustees considered the Adviser’s view that it does not currently manage other US vehicles with substantially similar investment strategies as that of the Fund.
Investment Performance
The Trustees considered the Fund’s investment strategy and processes, the portfolio management team and competitive positioning against identified peer funds and concluded that the prospects for competitive future performance were acceptable.
Management Fee
The Trustees considered the contractual management fee rate that will be paid by the Fund to the Adviser and compared that rate to information prepared by Broadridge Investor Communications Solutions Inc. (“Broadridge”), an independent provider of investment company data, providing management fee rates paid by other funds in the same Morningstar category as the Fund. The Trustees also considered the fees paid to JPMCB, for custody, fund accounting, transfer agency and other related services for the Fund and the profitability of these arrangements to JPMCB. The Trustees also received and reviewed information related to payments and/or fee adjustments provided by the adviser to an investor contributing seed capital to the Fund.
The Trustees considered how the Fund will be positioned against peer funds, as identified by management and/or Broadridge, as well as how the peer funds included in the Broadridge data differed from the Fund. The Trustees also noted that because the Fund was not yet operational, no profitability information was available. After considering the factors identified above and other factors, in light of the information, the Trustees concluded that the Fund’s proposed management fee was fair and reasonable.

Semi-Annual Financial Statements
J.P. Morgan Exchange-Traded Funds
August 31, 2025 (Unaudited)
Fund	Ticker	Listing Exchange
JPMorgan BetaBuilders MSCI US REIT ETF	BBRE	Cboe BZX Exchange, Inc.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets.
Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from the Fund. Shares may only be subscribed and redeemed directly from the Fund by Authorized Participants, in large creation/redemption units. Brokerage commissions will reduce returns.

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.5%
Apartments — 16.1%
American Homes 4 Rent, Class A, REIT	284,618	10,195,017
Apartment Investment and Management Co., Class A, REIT	166,229	1,301,573
AvalonBay Communities, Inc., REIT	119,839	23,470,468
Camden Property Trust, REIT	90,664	10,152,555
Centerspace, REIT	17,812	1,059,814
Elme Communities, REIT	94,702	1,617,510
Equity LifeStyle Properties, Inc., REIT	158,316	9,544,872
Equity Residential, REIT	293,048	19,376,334
Essex Property Trust, Inc., REIT	55,835	15,087,175
Independence Realty Trust, Inc., REIT	210,583	3,813,658
Invitation Homes, Inc., REIT	502,552	15,724,852
Mid-America Apartment Communities, Inc., REIT	101,560	14,809,479
NexPoint Residential Trust, Inc., REIT	27,490	948,680
Sun Communities, Inc., REIT	110,158	13,975,746
UDR, Inc., REIT	280,723	11,108,209
		152,185,942
Diversified — 17.8%
Alexander & Baldwin, Inc., REIT	79,388	1,535,364
American Assets Trust, Inc., REIT	57,871	1,209,504
Armada Hoffler Properties, Inc., REIT	100,070	728,510
Broadstone Net Lease, Inc., REIT	169,082	3,143,234
Digital Realty Trust, Inc., REIT	240,176	40,263,105
EPR Properties, REIT	71,629	3,885,873
Equinix, Inc., REIT	71,509	56,219,661
Farmland Partners, Inc., REIT (a)	70,597	777,979
Gaming and Leisure Properties, Inc., REIT	230,181	11,050,990
Gladstone Commercial Corp., REIT	53,855	724,350
Global Net Lease, Inc., REIT	209,465	1,648,489
InvenTrust Properties Corp., REIT	76,212	2,268,831
Millrose Properties, Inc., Class A, REIT	12,415	438,374
One Liberty Properties, Inc., REIT	26,364	629,836
Safehold, Inc., REIT	56,397	928,295
UMH Properties, Inc., REIT	62,676	983,386
Veris Residential, Inc., REIT	85,650	1,347,274
VICI Properties, Inc., REIT	847,899	28,642,028
WP Carey, Inc., REIT	186,191	12,493,416
		168,918,499
Health Care — 17.0%
Alexandria Real Estate Equities, Inc., REIT	138,673	11,432,202
American Healthcare REIT, Inc., REIT	80,131	3,428,805
CareTrust REIT, Inc., REIT	122,985	4,231,914
Community Healthcare Trust, Inc., REIT	35,572	548,165
Diversified Healthcare Trust, REIT	205,877	784,391
INVESTMENTS	SHARES	VALUE($)

Health Care — continued
Global Medical REIT, Inc., REIT	90,103	675,773
Healthcare Realty Trust, Inc., REIT	334,080	5,806,310
Healthpeak Properties, Inc., REIT	618,809	11,101,433
LTC Properties, Inc., REIT	43,677	1,594,211
Medical Properties Trust, Inc., REIT (a)	584,326	2,629,467
National Health Investors, Inc., REIT	42,120	3,297,575
Omega Healthcare Investors, Inc., REIT	211,854	9,018,625
Sabra Health Care REIT, Inc., REIT	218,963	4,184,383
Sila Realty Trust, Inc., REIT	14,935	372,479
Universal Health Realty Income Trust, REIT	18,737	760,535
Ventas, Inc., REIT	352,916	24,026,521
Welltower, Inc., REIT	461,976	77,741,321
		161,634,110
Hotels — 3.2%
Apple Hospitality REIT, Inc., REIT	208,976	2,729,226
DiamondRock Hospitality Co., REIT	216,518	1,853,394
Host Hotels & Resorts, Inc., REIT	623,890	10,737,147
Park Hotels & Resorts, Inc., REIT	218,173	2,565,714
Pebblebrook Hotel Trust, REIT	137,869	1,535,861
RLJ Lodging Trust, REIT	172,148	1,325,540
Ryman Hospitality Properties, Inc., REIT	48,435	4,784,894
Summit Hotel Properties, Inc., REIT	140,372	769,238
Sunstone Hotel Investors, Inc., REIT	211,077	2,001,010
Xenia Hotels & Resorts, Inc., REIT	120,090	1,696,872
		29,998,896
Industrial — 12.5%
Americold Realty Trust, Inc., REIT	247,954	3,580,456
EastGroup Properties, Inc., REIT	39,654	6,723,732
First Industrial Realty Trust, Inc., REIT	120,614	6,344,296
Innovative Industrial Properties, Inc., REIT	28,247	1,600,475
Lineage, Inc., REIT	7,896	330,921
LXP Industrial Trust, REIT	274,133	2,489,128
Plymouth Industrial REIT, Inc., REIT	54,015	1,188,330
Prologis, Inc., REIT	693,259	78,879,009
Rexford Industrial Realty, Inc., REIT	166,840	6,908,844
STAG Industrial, Inc., REIT	164,407	6,058,398
Terreno Realty Corp., REIT	70,924	4,097,280
		118,200,869
Office — 4.7%
Brandywine Realty Trust, REIT	211,008	898,894
BXP, Inc., REIT	133,828	9,703,868
COPT Defense Properties, REIT	108,219	3,114,543
Cousins Properties, Inc., REIT	142,269	4,195,513
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	1

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Office — continued
Douglas Emmett, Inc., REIT	171,056	2,772,818
Easterly Government Properties, Inc., REIT	40,747	932,699
Empire State Realty Trust, Inc., Class A, REIT	151,436	1,158,485
Highwoods Properties, Inc., REIT	101,951	3,214,515
Hudson Pacific Properties, Inc., REIT *	120,324	338,110
JBG SMITH Properties, REIT (a)	108,022	2,315,992
Kilroy Realty Corp., REIT	99,769	4,149,393
Paramount Group, Inc., REIT *	213,968	1,540,570
Piedmont Realty Trust, Inc., Class A, REIT	144,230	1,221,628
SL Green Realty Corp., REIT	61,324	3,488,722
Vornado Realty Trust, REIT	150,416	5,720,321
		44,766,071
Regional Malls — 5.3%
CBL & Associates Properties, Inc., REIT	21,536	685,922
Macerich Co. (The), REIT	232,318	4,274,651
Simon Property Group, Inc., REIT	233,450	42,175,077
Tanger, Inc., REIT	100,240	3,426,203
		50,561,853
Shopping Centers — 6.1%
Acadia Realty Trust, REIT	96,689	1,934,747
Alexander's, Inc., REIT (a)	3,453	795,364
Brixmor Property Group, Inc., REIT	272,537	7,628,311
Curbline Properties Corp., REIT	95,352	2,148,280
Federal Realty Investment Trust, REIT	66,410	6,677,525
Kimco Realty Corp., REIT	593,451	13,346,713
Kite Realty Group Trust, REIT	203,338	4,640,173
NETSTREIT Corp., REIT (a)	66,731	1,220,510
Phillips Edison & Co., Inc., REIT	110,093	3,874,173
Regency Centers Corp., REIT	149,456	10,835,560
Saul Centers, Inc., REIT	20,465	699,289
SITE Centers Corp., REIT	59,796	734,295
Urban Edge Properties, REIT	117,220	2,425,282
Whitestone, REIT	63,675	837,963
		57,798,185
Single Tenant — 6.5%
Agree Realty Corp., REIT	81,227	5,908,452
Essential Properties Realty Trust, Inc., REIT	133,572	4,183,475
Four Corners Property Trust, Inc., REIT	83,838	2,170,566
Getty Realty Corp., REIT	44,215	1,264,107
NNN REIT, Inc., REIT	162,844	6,987,636
Realty Income Corp., REIT	696,973	40,954,133
		61,468,369
INVESTMENTS	SHARES	VALUE($)

Storage — 10.3%
CubeSmart, REIT	202,248	8,275,988
Extra Space Storage, Inc., REIT	178,028	25,561,261
Iron Mountain, Inc., REIT	248,343	22,929,509
National Storage Affiliates Trust, REIT	82,935	2,672,995
Public Storage, REIT	129,254	38,076,936
Smartstop Self Storage REIT, Inc., REIT	9,131	332,277
		97,848,966
Total Common Stocks (Cost $1,012,042,716)		943,381,760
Short-Term Investments — 1.1%
Investment Companies — 0.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.23% (b) (c) (Cost $3,526,197)	3,526,197	3,526,197
Investment of Cash Collateral from Securities Loaned — 0.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.34% (b) (c) (Cost $6,657,434)	6,657,434	6,657,434
Total Short-Term Investments (Cost $10,183,631)		10,183,631
Total Investments — 100.6% (Cost $1,022,226,347)		953,565,391
Liabilities in Excess of Other Assets — (0.6)%		(5,794,724)
NET ASSETS — 100.0%		947,770,667

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at August 31, 2025. The total value of securities on loan at August 31, 2025 is $6,595,166.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of August 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Exchange-Traded Funds	August 31, 2025

Futures contracts outstanding as of August 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
DJ US Real Estate Index	111	09/19/2025	USD	4,116,990	97,835

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	3

STATEMENT OF ASSETS AND LIABILITIES
AS OF August 31, 2025 (Unaudited)

JPMorgan BetaBuilders MSCI US REIT ETF
ASSETS:
Investments in non-affiliates, at value	$943,381,760
Investments in affiliates, at value	3,526,197
Investments of cash collateral received from securities loaned, at value (See Note 2.B.)	6,657,434
Deposits at broker for futures contracts	483,000
Receivables:
Dividends from non-affiliates	513,052
Dividends from affiliates	408
Securities lending income (See Note 2.B.)	1,202
Variation margin on futures contracts	22,172
Other assets	103,222
Total Assets	954,688,447
LIABILITIES:
Payables:
Due to custodian	176,988
Collateral received on securities loaned (See Note 2.B.)	6,657,434
Accrued liabilities:
Management fees (See Note 3.A.)	83,358
Total Liabilities	6,917,780
Net Assets	$947,770,667
NET ASSETS:
Paid-in-Capital	$1,084,833,404
Total distributable earnings (loss)	(137,062,737)
Total Net Assets	$947,770,667
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	9,950,000
Net asset value, per share	$95.25
Cost of investments in non-affiliates	$1,012,042,716
Cost of investments in affiliates	3,526,197
Investment securities on loan, at value (See Note 2.B.)	6,595,166
Cost of investment of cash collateral (See Note 2.B.)	6,657,434
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Exchange-Traded Funds	August 31, 2025

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2025 (Unaudited)

JPMorgan BetaBuilders MSCI US REIT ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$10,584
Interest income from affiliates	1
Dividend income from non-affiliates	15,056,877
Dividend income from affiliates	109,076
Income from securities lending (net) (See Note 2.B.)	8,835
Other	18,317
Total investment income	15,203,690
EXPENSES:
Management fees (See Note 3.A.)	495,805
Total expenses	495,805
Net investment income (loss)	14,707,885
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(4,337,141)
In-kind redemptions of investments in non-affiliates (See Note 4)	4,720,312
Futures contracts	235,497
Net realized gain (loss)	618,668
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(27,411,653)
Futures contracts	(171,225)
Change in net unrealized appreciation/depreciation	(27,582,878)
Net realized/unrealized gains (losses)	(26,964,210)
Change in net assets resulting from operations	$(12,256,325)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	5

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan BetaBuilders MSCI US REIT ETF
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$14,707,885	$26,980,754
Net realized gain (loss)	618,668	20,562,586
Change in net unrealized appreciation/depreciation	(27,582,878)	80,322,261
Change in net assets resulting from operations	(12,256,325)	127,865,601
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(12,079,331)	(27,912,142)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	38,599,864	28,196,103
NET ASSETS:
Change in net assets	14,264,208	128,149,562
Beginning of period	933,506,459	805,356,897
End of period	$947,770,667	$933,506,459
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$86,980,825	$222,731,624
Cost of shares redeemed	(48,380,961)	(194,535,521)
Total change in net assets resulting from capital transactions	$38,599,864	$28,196,103
SHARE TRANSACTIONS:
Issued	950,000	2,350,000
Redeemed	(525,000)	(2,050,000)
Net increase in shares from share transactions	425,000	300,000
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Exchange-Traded Funds	August 31, 2025

THIS PAGE IS INTENTIONALLY LEFT BLANK

7

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan BetaBuilders MSCI US REIT ETF
Six Months Ended August 31, 2025 (Unaudited)	$98.01	$1.51	$(3.02)	$(1.51)	$(1.25)
Year Ended February 28, 2025	87.30	2.86	10.83	13.69	(2.98)
Year Ended February 29, 2024	85.96	2.94	1.69	4.63	(3.29)
Year Ended February 28, 2023	99.98	2.75	(14.63)	(11.88)	(2.14)
Year Ended February 28, 2022	82.46	1.93	17.48	19.41	(1.89)
Year Ended February 28, 2021	82.62	2.07	0.28 (e)	2.35	(2.51)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
Calculation of the net realized and unrealized gains (losses) per share does not correlate with the Fund’s net realized and unrealized gains (losses) presented in the Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Exchange-Traded Funds	August 31, 2025

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return(c)(d)	Market price total return(c)	Net assets, end of period	Net expenses	Net investment income (loss)	Portfolio turnover rate(c)

$95.25	$95.33	(1.51)%	(1.34)%	$947,770,667	0.11%	3.24%	2%
98.01	97.92	15.96	15.97	933,506,459	0.11	3.07	8
87.30	87.21	5.61	5.46	805,356,897	0.11	3.54	4
85.96	85.99	(11.84)	(11.85)	741,364,325	0.11	3.03	8
99.98	100.02	23.55	23.45	1,357,276,384	0.11	1.96	5
82.46	82.56	3.37	3.36	944,122,915	0.11	2.82	7
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	9

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited)
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. JPMorgan BetaBuilders MSCI US REIT ETF (the “Fund”) is a separate diversified series of the Trust covered in this report.
The investment objective of the Fund is to seek investment results that closely correspond, before fees and expenses, to the performance of the MSCI US REIT Custom Capped Index.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Fund.
Shares of the Fund are listed and traded at market price on the Cboe BZX Exchange, Inc. Market prices for the Fund’s shares may be different from its net asset value (“NAV”). The Fund issues and redeems its shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units". Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Fund (each, an “Authorized Participant”).
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission (“SEC”) Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAV of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

10	J.P. Morgan Exchange-Traded Funds	August 31, 2025

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$953,565,391	$—	$—	$953,565,391
Appreciation in Other Financial Instruments
Futures Contracts (a)	$97,835	$—	$—	$97,835

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Securities Lending — The Fund is authorized to engage in securities lending in order to generate additional income. The Fund is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Fund, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Fund retains the interest earned on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of collateral investments are disclosed on the SOI.
The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents the Fund's value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Fund as of August 31, 2025.
Investment Securities on Loan, at value, Presented on the Statement of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
$6,595,166	$(6,595,166)	$—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	11

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
C. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the six months ended August 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2025	Shares at August 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.34% (a) (b)	$7,996,508	$27,233,208	$28,572,282	$—	$—	$6,657,434	6,657,434	$124,824 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.23% (a) (b)	4,960,676	25,586,650	27,021,129	—	—	3,526,197	3,526,197	109,076	—
Total	$12,957,184	$52,819,858	$55,593,411	$—	$—	$10,183,631		$233,900	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2025.
*	Amount is included on the Statement of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
D. Futures Contracts— The Fund used index futures contracts to gain or reduce exposure to the stock market, or maintain liquidity or minimize transaction costs. The Fund also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI, while cash deposited, which is considered restricted, is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.
The use of futures contracts exposes the Fund to equity price risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
The table below discloses the volume of the Fund's futures contracts activity during the six months ended August 31, 2025:

Futures Contracts:
Average Notional Balance Long	$5,552,919
Ending Notional Balance Long	4,116,990
E. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Dividend income is recorded on the ex-dividend date or when the Fund first learns of the dividend.

12	J.P. Morgan Exchange-Traded Funds	August 31, 2025

To the extent such information is publicly available, the Fund records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
F. Federal Income Taxes— The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund's tax positions for all open tax years and has determined that as of August 31, 2025, no liability for Federal income tax is required in the Fund's financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
G. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least quarterly. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
H. Segment Reporting — The Fund adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The adoption of this new standard impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Fund and the Fund's Principal Executive Officer and Principal Financial Officer act as the Fund's CODM. The Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
I. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Management Fee— JPMIM manages the investments of the Fund pursuant to the Management Agreement. For such services, JPMIM is paid a fee, which is accrued daily and paid no more frequently than monthly at an annual rate of 0.11% of the Fund's average daily net assets.
Under the Management Agreement, JPMIM is responsible for substantially all expenses of the Fund, (including expenses of the Trust relating to the Fund), except for the management fee, payments under the Fund's 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. Additionally, the Fund is responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the Fund’s securities lending program, if applicable. For the avoidance of doubt, the Adviser’s payment of such expenses may be accomplished through the Fund’s payment of such expenses and a corresponding reduction in the fee payable to the Adviser, provided, however, that if the amount of expenses paid by the Fund exceeds the fee payable to the Adviser, the Adviser will reimburse the Fund for such amount.
B. Administration Fee— JPMIM provides administration services to the Fund. Pursuant to the Management Agreement for the Fund, JPMIM is compensated as described in Note 3.A.
JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Fund's sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the management fees payable to JPMIM.
C. Custodian, Accounting and Transfer Agent Fees— JPMCB provides custody, accounting and transfer agency services to the Fund. For performing these services, JPMIM pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are paid to JPMIM to offset certain custodian charges that are covered by the Management Agreement.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	13

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.
D. Distribution Services— The Distributor or its agent distributes Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. JPMDS receives no fees for their distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
E. Waivers and Reimbursements— The Fund may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The fees for the affiliated money market funds, except for investments of securities lending cash collateral, are covered under the Management Agreement as described in Note 3.A.
F. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers receive no compensation from the Fund for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Fund pursuant to Rule 38a-1 under the 1940 Act. The fees associated with the office of the Chief Compliance Officer are paid for by JPMIM as described in Note 3.A.
The SEC has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended August 31, 2025, purchases and sales of investments (excluding short-term investments) were as follows:
Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$24,805,689	$16,802,728
During the six months ended August 31, 2025, there were no purchases or sales of U.S. Government securities.
For the six months ended August 31, 2025, in-kind transactions associated with creations and redemptions were as follows:
In-Kind Purchases	In-Kind Sales
$84,518,495	$46,787,080
During the six months ended August 31, 2025, the Fund delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and losses in connection with each in-kind redemption transaction.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2025 were as follows:
Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$1,022,226,347	$63,450,953	$132,014,074	$(68,563,121)
At February 28, 2025, the Fund had net capital loss carryforwards, which are available to offset future realized gains as follows:
Capital Loss Carryforward Character
Short-Term	Long-Term
$33,344,730	$29,723,529

14	J.P. Morgan Exchange-Traded Funds	August 31, 2025

Net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended February 28, 2025, the Fund deferred to March 1, 2025 the following net capital losses (gains) of:
Net Capital Losses (Gains)
Short-Term	Long-Term
$(717,394)	$5,386,810
During the year ended February 28, 2025, the Fund utilized capital loss carryforwards as follows:
Capital Loss Utilized
Short-Term
$612,523
6. Capital Share Transactions
The Trust issues and redeems shares of the Fund only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.
Shares of the Fund may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Fund's shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Fund. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
7. Borrowings
The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Fund had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended August 31, 2025.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.
The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2025.
8. Risks, Concentrations and Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
As of August 31, 2025, JPMorgan SmartRetirement Funds and JPMorgan SmartRetirement Blend Funds, which are affiliated funds of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Fund as follows:
JPMorgan SmartRetirement Funds	JPMorgan SmartRetirement Blend Funds
10.4%	30.7%
Significant shareholder transactions by these shareholders may impact the Fund's performance and liquidity.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	15

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accordingly.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Fund’s holdings. During such periods, investors may incur significant losses if shares are sold.
The Fund may not track the return of its underlying index for a number of reasons and therefore may not achieve its investment objective. For example, the Fund incurs a number of operating expenses not applicable to its underlying index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the underlying index. In addition, the Fund’s return may differ from the return of its underlying index as a result of, among other things, pricing differences and the inability to purchase certain securities included in the underlying index due to regulatory or other restrictions. To the extent of the previously outlined items, the Fund’s return may differ from the return of the underlying index.
Because the Fund invests in Real Estate Investment Trusts (“REITs”), the Fund may be subject to certain risks similar to those associated with direct investments in real estate. REITs may be affected by changes in the value of their underlying properties and by defaults by tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund's underlying index or in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

16	J.P. Morgan Exchange-Traded Funds	August 31, 2025

J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. August 2025.
SAN-RETF-825

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund's Financial Statements.

Statement Regarding Basis for Approval of Management Agreement
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the management agreements. The Board also met for the specific purpose of considering management agreement annual renewals. The Board held meetings June 24-25, 2025 and August 12-14, 2025, at which the Trustees considered the continuation of the management agreement (the “Management Agreement”) for the Fund. At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to the Management Agreement or any of their affiliates, approved the continuation of the Management Agreement on August 14, 2025.
As part of their review of the Management Agreement, the Trustees considered and reviewed performance and other information about the Fund received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Fund’s performance as compared to the performance of its peers and benchmark, and analyses by the Adviser of the Fund’s performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Fund’s objectives, benchmarks and peers. Before voting on the Management Agreement, the Trustees reviewed the Management Agreement with representatives of the Adviser, counsel to the Fund, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the
Trustees discussing the legal standards for their consideration of the Management Agreement. The Trustees also discussed the Management Agreement with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve the Management Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Fund throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from the Fund under the Management Agreement was fair and reasonable under the circumstances, and determined that the continuance of the Management Agreement was in the best interests of the Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to the Fund under its Management Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund, including personnel changes, if any;
•
The investment strategy for the Fund, and the infrastructure supporting the portfolio management team;
•
Information about the structure and distribution strategy for the Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its role as Administrator;
•
Their knowledge of the nature and quality of the services

provided by the Adviser and its affiliates gained from their experience as Trustees of the Fund and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Fund;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to the Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Fund, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make direct comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under the Management Agreement was not unreasonable in light of the services and benefits provided to the Fund.
The Trustees also considered the fees earned by J.P. Morgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting, and other related services for the Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationships with the Fund. The
Trustees considered that the J.P. Morgan Funds’ operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Fund’s potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of Fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Fund.
Economies of Scale
The Trustees considered the extent to which the Fund may benefit from potential economies of scale. The Trustees considered that under the Management Agreement, the Adviser provides advisory and administrative services and is responsible for substantially all expenses of the Fund except for certain enumerated contractual exclusions under a “unitary fee” structure. The Trustees noted that the unitary management fee for the Fund does not contain breakpoints. The Trustees considered that shareholders would benefit because expenses would be limited even when a Fund is new and not achieving economies of scale. The Trustees considered the fact that increases in assets would not lead to management fee decreases even if economies of scale are achieved, but also that the Trustees would have the opportunity to further review the appropriateness of the fee payable to the Adviser under the Management Agreement in the future. The Trustees further considered the Adviser's and JPMorgan Distribution Services, Inc.’s (“JPMDS”), an affiliate of the Adviser which serves as the Fund’s distributor and principal underwriter, ongoing investments in their business in support of the Fund, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees also concluded that the Fund benefited from the Adviser’s reinvestment in its operations to serve the Fund and its shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Fund. After considering the factors identified above, the Trustees concluded that the Fund’s shareholders will receive the benefits of potential economies of scale.

Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of management services and fee rates offered to other clients of the Adviser, including to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, for investment management styles substantially similar to that of the Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to the Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to the Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees considered that the Fund is a “passive” ETF whose objective is to closely correspond, before fees and expenses, to the performance of its benchmark index. The Trustees considered the Fund’s investment strategy and processes, portfolio management teams and competitive positioning against peer funds, as identified by Broadridge and/or management. As part of this review, the Trustees reviewed the Fund’s performance against its benchmark and considered the Fund’s performance information provided at regular Board meetings by the Adviser. After consideration, the Trustees determined that the Fund’s performance was consistent with its investment objective.
Management Fee and Expense Ratio
The Trustees considered the contractual and net management fee rates paid by the Fund to the Adviser and compared the rates to the information prepared by Broadridge concerning management fee rates paid by other funds in the same Broadridge category as the Fund. This review included ranking of the Fund within an expense universe comprised of funds with the same Broadridge investment classification and objective (the “Universe”), as well as a subset of funds within the Universe (the “Peer Group”). The Trustees reviewed a description of Broadridge’s methodology for selecting funds in the Universe and Peer Group, as applicable, and noted that Universe and/or Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. The Trustees also reviewed information about other expenses and the total expense ratio for the Fund. The Trustees recognized that it can be difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of the Fund’s management fee and expense ratio are summarized below:
The Trustees noted that the Fund’s net management fee was in the second and first quintiles of the Peer Group and Universe, respectively, and that the actual total expenses were also in the second and first quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.

Semi-Annual Financial Statements
J.P. Morgan Exchange-Traded Funds
August 31, 2025 (Unaudited)
Fund	Ticker	Listing Exchange
JPMorgan High Yield Municipal ETF	JMHI	NYSE Arca, Inc.
JPMorgan Inflation Managed Bond ETF	JCPI	Cboe BZX Exchange, Inc.
JPMorgan Limited Duration Bond ETF	JPLD	Cboe BZX Exchange, Inc.
JPMorgan Realty Income ETF	JPRE	NYSE Arca, Inc.
JPMorgan Sustainable Municipal Income ETF	JMSI	NYSE Arca, Inc.

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from a Fund. Shares may only be subscribed and redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 86.8% (a)
Alabama — 5.3%
Baldwin County Industrial Development Authority, Novelis Corp., Project Series 2025A, Rev., AMT, 5.00%, 6/1/2032 (b) (c)	1,250,000	1,251,781
Black Belt Energy Gas District, Gas Project
Series 2023D-1, Rev., 5.50%, 2/1/2029 (c)	2,030,000	2,154,433
Series 2021A, Rev., 4.00%, 12/1/2031 (c)	3,000,000	3,038,541
Series 2024B, Rev., 5.00%, 9/1/2032 (c)	1,000,000	1,064,905
Series 2024D, Rev., 5.00%, 11/1/2034 (c)	2,000,000	2,108,108
County of Jefferson sewer, Rev., 5.25%, 10/1/2049	1,000,000	1,002,930
Mobile County Industrial Development Authority, Calvert LLC Project Series 2024B, Rev., AMT, 4.75%, 12/1/2054	1,000,000	868,469
Total Alabama		11,489,167
Alaska — 0.2%
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Senior Capital Appreciation Series 2021B-2, Class 2, Rev., Zero Coupon, 6/1/2066	3,500,000	394,432
Arizona — 1.1%
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2025A-2, Rev., 5.13%, 1/1/2059	1,500,000	1,351,270
Arizona Industrial Development Authority, KIPP NYC Public Charter Schools Jerome Facility Project Series 2021B, Rev., 4.00%, 7/1/2041	1,000,000	877,578
Maricopa County Industrial Development Authority, Ottawa University, Rev., 5.13%, 10/1/2030 (b)	210,000	202,261
Total Arizona		2,431,109
Arkansas — 0.5%
Arkansas Development Finance Authority, Industrial Development , Hybar Steel Project Series 2023B, Rev., AMT, 7.38%, 7/1/2048 (b)	1,000,000	1,076,526
California — 5.3%
California Community Choice Financing Authority, Clean Energy Project Series 2023B-1, Rev., 5.00%, 8/1/2029 (c)	1,280,000	1,350,248
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp. Series 2020B-2, Rev., Zero Coupon, 6/1/2055	4,500,000	788,852
California Health Facilities Financing Authority, Sutter Health Series 2017A, Rev., 4.00%, 11/15/2048	1,000,000	842,819
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2025A, Rev., AMT, 9.50%, 1/1/2035 (b) (c)	400,000	367,597
California Municipal Finance Authority Series 2021A, Rev., AMT, 3.75%, 10/1/2025 (c)	1,000,000	999,938
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien Series 2018A, Rev., AMT, 5.00%, 12/31/2047	1,000,000	953,638
California Municipal Finance Authority, Waste Management, Inc., Project Series 2020, Rev., AMT, VRDO, 3.80%, 12/1/2025 (c)	1,000,000	1,000,000
California Public Finance Authority, Senior Living The James Series 2024A, Rev., 6.50%, 6/1/2054 (b)	1,000,000	919,641
California School Facilities Financing Authority, Capital Appreciation, Azusa Unified School District Series 2009A, Rev., A.G., Zero Coupon, 8/1/2030	200,000	174,312
California Statewide Communities Development Authority, Loma Linda University Medical Center Series 2016A, Rev., 5.25%, 12/1/2056 (b)	2,000,000	1,821,346
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2021B-2, Rev., Zero Coupon, 6/1/2066	25,000,000	2,319,978
Total California		11,538,369
Colorado — 3.9%
Bradburn Metropolitan District No. 2, Limited Tax
Series 2018A, GO, 5.00%, 12/1/2038	500,000	490,598
Series 2018B, GO, 7.25%, 12/15/2047	500,000	499,911
City and County of Denver, Airport System Series 2018A, Rev., AMT, 4.00%, 12/1/2043	500,000	436,338
Colorado Housing and Finance Authority, Single Family Mortgage Series 2023L, Class III, Rev., GNMA COLL, 5.75%, 11/1/2053	855,000	918,448
Denver Health and Hospital Authority Series 2025A, Rev., 6.00%, 12/1/2055	1,000,000	1,046,110
Dominion Water and Sanitation District, Rev., 5.25%, 12/1/2032	515,000	523,961
Raindance Metropolitan District No. 1, Non-Potable Water System, Rev., 5.00%, 12/1/2040	748,000	701,949
Rocky Mountain Rail Park Metropolitan District, Limited Tax Series 2021A, GO, 5.00%, 12/1/2041 (b)	1,250,000	1,170,058
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	1

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado Series 2025A, GO, 5.00%, 4/1/2035 (b)	1,000,000	1,061,638
St Vrain Lakes Metropolitan District No. 4 Series 2024A, GO, 0.00%, 9/20/2054 (b)	500,000	338,751
Third Creek Metropolitan District No. 1, Limited Tax
Series 2022A-1, GO, 4.50%, 12/1/2037	825,000	707,953
Series 2022A-1, GO, 4.75%, 12/1/2051	760,000	561,227
Total Colorado		8,456,942
Connecticut — 0.5%
Stamford Housing Authority, Mozaic Concierge Living Project Series 2025A, Rev., 6.50%, 10/1/2055	1,000,000	986,251
District of Columbia — 0.5%
District of Columbia, Georgetown University Issue Series 2025A, Rev., 5.00%, 4/3/2035 (c)	1,000,000	1,086,343
Florida — 4.7%
Alachua County Health Facilities Authority, Continuing Care Retirement Oak Hammock at The university of Florida, Inc. Series 2025B-1, Rev., 4.00%, 10/1/2030	735,000	736,688
Capital Projects Finance Authority, Student Housing, Program Unionwest Properties LLC Project
Series 2024A-1, Rev., 5.00%, 6/1/2049 (b)	1,000,000	923,590
Series 2024B, Rev., 0.00%, 6/1/2062 (b)	7,000,000	831,157
City of South Miami Health Facilities Authority, Inc., Baptist Health South Series 2025B, Rev., 5.00%, 8/15/2030 (c)	1,000,000	1,079,206
Florida Development Finance Corp., Brightline Florida Passenger Rail Project
Rev., AMT, 5.25%, 7/1/2047	500,000	412,064
Series 2024, Rev., AMT, 5.50%, 7/1/2053	500,000	412,340
Florida Development Finance Corp., GFL Solid Waste Southeast LLC Project Series 2024A, Rev., AMT, 4.38%, 10/1/2031 (b) (c)	1,000,000	994,189
Florida Local Government Finance Commission, Bridgeprep Academy Project Series 2025A, Rev., 6.25%, 6/15/2055 (b)	1,000,000	997,432
Florida Local Government Finance Commission, Fleet Landing at Nocatee Project Series 2025A, Rev., 6.75%, 11/15/2055 (b) (d)	1,000,000	1,003,872
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
Martin County Health Facilities Authority, Cleveland Clinic Health System Obligated Group Series 2019A, Rev., 4.00%, 1/1/2046	1,500,000	1,283,221
Palm Beach County Health Facilities Authority, Jupiter Medical Center, Rev., 5.25%, 11/1/2055	1,000,000	966,591
Seminole County Industrial Development Authority, Legacy Pointe at UCF Project Series 2019A, Rev., 5.75%, 11/15/2054	500,000	445,395
Total Florida		10,085,745
Georgia — 3.7%
Cobb-Marietta Coliseum and Exhibit Hall Authority, Galleria Center Project, Rev., 5.50%, 10/1/2053	1,000,000	1,044,470
Columbia County Hospital Authority, Wellstart Health System Inc., Project Series 2023A, Rev., A.G., 5.00%, 4/1/2048	1,000,000	998,088
George L Smith II Congress Center Authority, Convention Center Hotel First Series 2021A, Rev., 4.00%, 1/1/2054	1,000,000	800,158
Main Street Natural Gas, Inc., Gas Supply
Series 2023A, Rev., 5.00%, 6/1/2030 (c)	1,925,000	2,037,682
Series 2024D, Rev., 5.00%, 4/1/2031 (c)	2,000,000	2,130,992
Series 2024E, Rev., 5.00%, 12/1/2032 (c)	1,000,000	1,070,010
Total Georgia		8,081,400
Illinois — 4.1%
Chicago Transit Authority Sales Tax Receipts Fund Series 2024A, Rev., 5.00%, 12/1/2049	1,000,000	985,271
City of Chicago Series 2025A, GO, 6.00%, 1/1/2050	1,000,000	1,018,050
City of Chicago, Waterworks, Second Lien Series 2001, Rev., AMBAC, 5.75%, 11/1/2030	1,000,000	1,069,108
Illinois Finance Authority, Centerpointjoliet Terminal Series 2020, Rev., AMT, 4.13%, 12/31/2034 (b) (c)	1,000,000	960,325
Illinois Housing Development Authority Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	1,000,000	1,129,538
State of Illinois
Series 2019C, GO, 4.00%, 11/1/2042	1,500,000	1,287,760
Series 2023B, GO, 5.50%, 5/1/2047	2,435,000	2,481,590
Total Illinois		8,931,642
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Indiana — 1.5%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (b)	1,000,000	814,200
City of Valparaiso, Green Oaks of Valparaiso Project, Rev., 5.38%, 12/1/2041 (b)	1,550,000	1,332,701
Indiana Housing and Community Development Authority, Vita of Marion Project Series 2021A, Rev., 5.25%, 4/1/2041 (b)	1,250,000	1,035,570
Total Indiana		3,182,471
Iowa — 0.4%
Iowa Tobacco Settlement Authority, Subordinate Senior Capital Appreciation Asset Backed Series 2021-B-2, Class 2, Rev., Zero Coupon, 6/1/2065	6,265,000	866,359
Kentucky — 0.6%
County of Carroll, Kentucky Environmental Facilities Series 2008A, Rev., AMT, 2.00%, 2/1/2032	1,475,000	1,278,501
Louisiana — 1.4%
Louisiana Public Facilities Authority, Lincoln Preparatory School Project Series 2021A, Rev., 5.25%, 6/1/2060 (b)	1,145,000	843,204
Louisiana Public Facilities Authority, Mentorship Steam Academy Project
Series 2021A, Rev., 5.00%, 6/1/2051 (b)	700,000	543,474
Series 2021A, Rev., 5.00%, 6/1/2056 (b)	740,000	560,679
Parish of St. John the Baptist, Marathon Oil Corp., Project Series 2017A-1, Rev., 4.05%, 7/1/2026 (c)	1,000,000	1,008,452
Total Louisiana		2,955,809
Massachusetts — 0.9%
Commonwealth of Massachusetts, Consolidated Loan of 2016 Series 2016J, GO, 4.00%, 12/1/2039	1,000,000	962,615
Massachusetts Development Finance Agency, Lasell Village, Inc. Issue, Rev., 5.00%, 7/1/2029	1,000,000	1,063,843
Total Massachusetts		2,026,458
Michigan — 1.6%
City of Detroit, Unlimited Tax Series 2020, GO, 5.50%, 4/1/2050	2,460,000	2,482,577
Michigan Strategic Fund, Graphic Packaging International, LLC Coated Recycled Board Machine Project, Rev., AMT, 4.00%, 10/1/2026 (c)	1,000,000	994,606
Total Michigan		3,477,183
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Minnesota — 0.4%
City of Minneapolis, Health Care System, Fairview Health Services Series 2018A, Rev., 5.00%, 11/15/2049	1,000,000	959,655
Missouri — 0.8%
Kansas City Industrial Development Authority, Historic Northeast Redevelopment Plan Series 2024A-1, Rev., 5.00%, 6/1/2046 (b)	875,000	804,213
Missouri State Environmental Improvement and Energy Resources Authority, Union Improvement Co. Project Series 1998C, Rev., 2.75%, 9/1/2033	1,000,000	904,299
Total Missouri		1,708,512
Montana — 0.4%
County of Gallatin, Bozeman Fiber Project Series 2021A, Rev., 4.00%, 10/15/2036 (b)	1,000,000	791,583
Nebraska — 0.5%
Central Plains Energy Project, Gas Project No. 4 Series 2023A-1, Rev., 5.00%, 11/1/2029 (c)	1,000,000	1,058,525
Nevada — 1.5%
State of Nevada, Department of Business and Industry, Brighline West Passenger Rail Project Series 2025A, Rev., AMT, 9.50%, 1/1/2033 (b) (c)	3,600,000	3,308,396
New Hampshire — 1.0%
New Hampshire Business Finance Authority Series 2025-1, Class A-1, Rev., 4.09%, 1/20/2041 (c)	996,411	937,733
New Hampshire Business Finance Authority, Tamarron Project Series 2024, Rev., 5.25%, 12/1/2035 (b)	150,000	149,930
New Hampshire Business Finance Authority, Winston Salem Sustainable Energy Partners Series 2025A, Rev., 5.50%, 6/1/2050	1,000,000	1,016,629
Total New Hampshire		2,104,292
New Jersey — 4.1%
New Jersey Economic Development Authority, Black Horse EHT Urban Renewal LLC Project Series 2019A, Rev., 5.00%, 10/1/2039 (b)	2,000,000	1,526,366
New Jersey Economic Development Authority, White Horse HMT Urban Renewal LLC Project, Rev., 5.00%, 1/1/2040 (b)	2,949,126	2,031,180
New Jersey Transportation Trust Fund Authority, Transportation Program Series 2022BB, Rev., 4.00%, 6/15/2038	1,000,000	954,851
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	3

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — continued
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2036	2,000,000	2,036,110
Series 2018B, Rev., 5.00%, 6/1/2046	2,530,000	2,431,531
Total New Jersey		8,980,038
New Mexico — 0.5%
City of Farmington, San Juan Project Series 2010E, Rev., 3.88%, 6/1/2029 (c)	1,020,000	1,041,109
New York — 11.3%
Buffalo and Fort Erie Public Bridge Authority Series 2017, Rev., 5.00%, 1/1/2047	1,000,000	1,000,967
Build NYC Resource Corp., The Young Men's and Women's Hebrew Association Project Series 2024, Rev., 5.00%, 12/1/2027	2,000,000	2,105,491
Build NYC Resource Corp., Urban Resource Institute Project Series 2025A, Rev., 5.50%, 12/1/2056	750,000	761,004
City of New York, Fiscal Year 2023 Series 2023A, Subseries A-3, GO, VRDO, LIQ : Bank of Montreal, 3.90%, 9/2/2025 (c)	3,800,000	3,800,000
Long Island Power Authority, Electric System Series 2024B, Rev., 3.00%, 9/1/2029 (c)	1,000,000	998,027
New York City Housing Development Corp., Multi-Family Mortgage, 8 Spruce Street Project Series 2024, Class F, Rev., 5.25%, 12/15/2031	1,900,000	1,949,571
New York Counties Tobacco Trust Series 2016A-2B, Rev., 5.00%, 6/1/2051	1,500,000	1,238,877
New York State Dormitory Authority, Mount Sinai Obligated Group, Rev., 5.25%, 7/1/2050	1,000,000	966,268
New York State Dormitory Authority, Rosewell Park Cancer Institute Obligated Group Series 2025A, Rev., A.G., 5.50%, 7/1/2050	1,000,000	1,040,015
New York State Energy Research and Development Authority, Rochester Gas and Electric Corp., Project Series 1997B, Rev., 3.80%, 8/1/2032	1,500,000	1,526,814
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 5.00%, 1/1/2034	375,000	379,938
Series 2023, Rev., AMT, 6.00%, 4/1/2035	1,000,000	1,084,384
Rev., AMT, 4.38%, 10/1/2045	1,500,000	1,301,266
Series 2016A, Rev., AMT, 5.00%, 7/1/2046	2,000,000	1,891,984
Suffolk Regional Off-Track Betting Corp. Series 2024, Rev., 5.75%, 12/1/2044	1,000,000	1,000,023
TSASC, Inc. Series B, Rev., 5.00%, 6/1/2048	2,100,000	1,780,448
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project
Series 2021A, Rev., 5.00%, 7/1/2046 (b)	1,135,000	997,035
Series 2021A, Rev., 4.50%, 7/1/2056 (b)	1,000,000	759,129
Total New York		24,581,241
North Carolina — 0.9%
North Carolina Housing Finance Agency, Homeownership-1998 Trust Series 55-C, Rev., GNMA / FNMA / FHLMC, 3.20%, 1/15/2026 (c)	1,000,000	1,000,168
North Carolina Medical Care Commission, Twin Lakes Community Series 2025A, Rev., 5.25%, 1/1/2055	1,000,000	947,272
Total North Carolina		1,947,440
North Dakota — 0.5%
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2024C, Rev., 5.00%, 7/1/2042	1,000,000	1,025,946
Ohio — 3.0%
Buckeye Tobacco Settlement Financing Authority
Series 2020A-2, Rev., 4.00%, 6/1/2038	1,155,000	1,072,427
Series 2020B-2, Rev., 5.00%, 6/1/2055	2,500,000	2,019,323
Series 2020B-3, Rev., Zero Coupon, 6/1/2057	10,000,000	874,889
County of Montgomery, Ohio Health care Facilities Solvita Project Series 2024, Rev., 5.00%, 9/1/2033	1,000,000	1,089,754
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	1,515,000	1,518,107
Total Ohio		6,574,500
Oklahoma — 1.2%
Oklahoma Development Finance Authority, Health System, OU Medicine Project Series 2018B, Rev., 5.50%, 8/15/2057	1,600,000	1,511,229
Oklahoma Housing Finance Agency, Home Ownership Loan Program Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 9/1/2056	1,000,000	1,128,113
Total Oklahoma		2,639,342
Oregon — 0.3%
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series B, GO, Zero Coupon, 6/15/2035	1,000,000	652,506
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Pennsylvania — 2.5%
Commonwealth of Pennsylvania Series 2024-1, GO, 4.00%, 8/15/2042	1,200,000	1,105,071
Geisinger Authority, Health System Series 2020A, Rev., 5.00%, 4/1/2050	1,000,000	973,256
Montgomery County Higher Education and Health Authority Series 2022B, Rev., 5.00%, 5/1/2057	1,000,000	951,194
Montgomery County Industrial Development Authority, Constellation Energy Generation Series 2023A, Rev., 4.10%, 4/3/2028 (c)	1,250,000	1,278,980
Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2024-145A, Rev., 6.00%, 10/1/2054	995,000	1,085,350
Total Pennsylvania		5,393,851
Puerto Rico — 3.1%
Children's Trust Fund, Tobacco Settlement Asset-Backed Series 2005A, Rev., Zero Coupon, 5/15/2050	2,200,000	423,736
Commonwealth of Puerto Rico Series 2022A-1, GO, 5.63%, 7/1/2027	1,000,000	1,033,984
Puerto Rico Sales Tax Financing Corp. Sales Tax (Puerto Rico)
Series A-1, Rev., Zero Coupon, 7/1/2046	8,230,000	2,585,389
Series A-2, Rev., 4.78%, 7/1/2058	3,100,000	2,730,258
Total Puerto Rico		6,773,367
Rhode Island — 0.4%
Tobacco Settlement Financing Corp. Series B, Rev., 5.00%, 6/1/2050	1,000,000	959,757
South Carolina — 0.2%
South Carolina Jobs-Economic Development Authority, Foothill Affordable Housing Series 2025, Rev., 4.00%, 3/1/2035 (c)	500,000	495,067
Tennessee — 1.7%
Shelby County Health Educational and Housing Facilities Board, Madrone Memphis Student Housing I, LLC- University of Memphis Project Series 2024A-1, Rev., 5.25%, 6/1/2056 (b)	1,000,000	899,910
Shelby County Health Educational and Housing Facilities Board, Retirement Facility, The Farm at Bailey Station Series 2019A, Rev., 5.50%, 10/1/2039	3,000,000	2,146,954
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019A, Rev., 5.75%, 10/1/2059	1,000,000	679,450
Total Tennessee		3,726,314
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — 4.6%
Arlington Higher Education Finance Corp., Basis Texas Charter Schools, Inc., Rev., 5.63%, 6/15/2045 (b) (d)	1,000,000	984,300
Central Texas Turnpike System, First Tier Series 2024B, Rev., 5.00%, 5/15/2030 (c)	1,000,000	1,077,692
City of Houston Airport System, United Airlines, Inc., Terminal Improvement Projects Series 2024B, Rev., AMT, 5.25%, 7/15/2034	1,000,000	1,047,919
County of Fort Bend Toll Road, Senior Lien, Rev., A.G., 5.25%, 3/1/2050	1,000,000	1,031,766
New Hope Cultural Education Facilities Finance Corp., Legacy Midtown Park Project Series 2018A, Rev., 5.50%, 7/1/2054	1,000,000	790,185
North Texas Tollway Authority, First Tier Series A, Rev., 4.00%, 1/1/2043	1,000,000	904,912
Plano Independent School District, Unlimited Tax, GO, PSF-GTD, 4.00%, 2/15/2045	1,000,000	917,696
Tarrant County Cultural Education Facilities Finance Corp., Cook Children's Medical Center Series 2020, Rev., 4.00%, 12/1/2045	1,070,000	940,721
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System Series 2025C, Rev., 5.00%, 11/15/2032 (c)	1,000,000	1,102,785
Texas Municipal Gas Acquisition and Supply Corp. V, Gas Supply Series 2024, Rev., 5.00%, 1/1/2034 (c)	1,000,000	1,063,845
Total Texas		9,861,821
Utah — 1.4%
Intermountain Power Agency, Utah Power Supply Series 2023A, Rev., 5.00%, 7/1/2036	1,000,000	1,065,293
Mida Mountain Village Public Infrastructure District, Mountain Village Assessment Area Series 2020B, 6.25%, 8/1/2030 (b)	1,000,000	986,560
Mida Mountain Village Public Infrastructure District, Utah Subordinate Tax Allocation Series 2024-2, Rev., 6.00%, 6/15/2054 (b)	1,000,000	991,423
Total Utah		3,043,276
Virginia — 0.5%
Halifax County Industrial Development Authority, Virginia Electric and Power Series 2010A, Rev., 3.80%, 5/28/2027 (c)	1,000,000	1,016,847
Washington — 2.6%
Vancouver Housing Authority Series 2025, Rev., 4.25%, 2/1/2038	2,000,000	1,944,659
Washington State Housing Finance Commission, Blakeley and Laurel Villages Portfolio Series 2025A, Rev., 5.50%, 7/1/2050 (b)	1,000,000	966,690
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	5

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
Washington State Housing Finance Commission, Radford Court and Nordheim Court
Series 2024, Rev., 5.50%, 7/1/2049	1,000,000	1,010,365
Series 2024, Rev., 5.00%, 7/1/2054	1,000,000	937,711
Washington State Housing Finance Commission, Seattle Academy of Arts and Science Project Series 2023, Rev., 6.38%, 7/1/2063 (b)	700,000	742,399
Total Washington		5,601,824
West Virginia — 0.5%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Commercial Metal Co. Project, Rev., AMT, 4.63%, 5/15/2032 (c)	1,000,000	983,244
Wisconsin — 6.7%
Public Finance Authority, Rev., AMT, 5.75%, 7/1/2054	3,500,000	3,433,184
Public Finance Authority, Astro Texas Land Projects, Rev., 5.00%, 12/15/2036 (b)	999,551	986,012
Public Finance Authority, Celanese Corp. Series 2016C, Rev., AMT, 4.30%, 11/1/2030	1,000,000	1,000,578
Public Finance Authority, Kahala Nui Project, Rev., 5.25%, 11/15/2061	1,000,000	966,123
Public Finance Authority, Presbyterian Villages of Michigan Obligated Group Series 2020A, Rev., 4.00%, 11/15/2042 (b)	3,955,000	2,709,615
Public Finance Authority, Ripple Ranch, LLC Obligate Series 2021A, Rev., 5.25%, 12/1/2051 (b)	800,000	495,054
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group
Series 2016A, Rev., 4.00%, 5/15/2026 (e)	10,000	10,107
Series 2016A, Rev., 5.00%, 11/15/2035	1,000,000	1,007,516
Series 2016A, Rev., 4.00%, 11/15/2046	990,000	849,267
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group, Rev., 5.25%, 8/15/2050	1,000,000	1,008,225
Wisconsin Health and Educational Facilities Authority, Forensic science and Protective Medicine Collaboration, Inc. Project Series 2024, Rev., 5.00%, 8/1/2027 (b)	1,000,000	1,015,528
Wisconsin Housing and Economic Development Authority, Home Ownership Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	1,015,000	1,098,983
Total Wisconsin		14,580,192
Total Municipal Bonds (Cost $194,162,998)		188,153,352
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 13.0%
Investment Companies — 13.0%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.13% (f) (g) (Cost $28,095,293)	28,093,251	28,096,060
Total Investments — 99.8% (Cost $222,258,291)		216,249,412
Other Assets in Excess of Liabilities — 0.2%		459,882
NET ASSETS — 100.0%		216,709,294

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
COLL	Collateral
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
PSF-GTD	Permanent School Fund Guaranteed
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2025.

(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of August 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Exchange-Traded Funds	August 31, 2025

Futures contracts outstanding as of August 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury Long Bond	39	12/19/2025	USD	4,455,750	1,153
Short Contracts
U.S. Treasury 10 Year Ultra Note	(27)	12/19/2025	USD	(3,089,391)	(14,255)
U.S. Treasury Ultra Bond	(13)	12/19/2025	USD	(1,513,281)	5,969
					(8,286)
					(7,133)

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	7

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 38.0%
U.S. Treasury Inflation Indexed Notes 0.38%, 7/15/2027	4,654,764	4,631,488
U.S. Treasury Inflation Linked Notes
0.13%, 4/15/2026 (a)	14,528,405	14,431,100
0.13%, 7/15/2026	14,248,060	14,193,445
1.63%, 4/15/2030	17,899,768	18,280,590
U.S. Treasury Notes
3.75%, 4/30/2027	34,215,000	34,251,086
3.75%, 4/15/2028	34,140,000	34,270,692
4.88%, 10/31/2028 (a)	76,960,000	79,867,044
3.88%, 4/30/2030	34,120,000	34,409,220
4.63%, 2/15/2035	53,530,000	55,361,730
Total U.S. Treasury Obligations (Cost $287,588,212)		289,696,395
Corporate Bonds — 27.5%
Aerospace & Defense — 0.8%
BAE Systems plc (United Kingdom) 3.40%, 4/15/2030 (b)	400,000	386,240
Boeing Co. (The)
2.75%, 2/1/2026	782,000	776,003
3.10%, 5/1/2026	931,000	922,700
6.39%, 5/1/2031	414,000	449,633
6.53%, 5/1/2034	88,000	96,373
L3Harris Technologies, Inc. 3.85%, 12/15/2026	625,000	621,863
Leidos, Inc. 2.30%, 2/15/2031	767,000	681,918
RTX Corp. 5.75%, 1/15/2029	1,800,000	1,889,487
		5,824,217
Automobiles — 0.3%
Hyundai Capital America
3.00%, 2/10/2027 (b)	903,000	885,729
2.38%, 10/15/2027 (b)	919,000	882,010
1.80%, 1/10/2028 (b)	300,000	282,964
Stellantis Finance US, Inc. 2.69%, 9/15/2031 (b)	678,000	577,998
		2,628,701
Banks — 8.3%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (b) (c)	900,000	849,387
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (b) (c)	264,000	280,805
(SOFRINDX + 1.91%), 5.87%, 3/28/2035 (b) (c)	1,000,000	1,039,599
Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (b) (d)	1,550,000	1,549,680
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	200,000	194,561
2.75%, 12/3/2030	1,800,000	1,622,655
Bank of America Corp.
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (c)	178,000	175,472
(3-MONTH CME TERM SOFR + 1.84%), 3.82%, 1/20/2028 (c)	937,000	931,586
(SOFR + 1.53%), 1.90%, 7/23/2031 (c)	3,427,000	3,046,592
(SOFR + 1.65%), 5.47%, 1/23/2035 (c)	3,454,000	3,569,040
Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (b) (c)	1,725,000	1,679,778
Bank of Montreal (Canada) 2.65%, 3/8/2027	40,000	39,220
Banque Federative du Credit Mutuel SA (France) 5.54%, 1/22/2030 (b)	850,000	885,920
Barclays plc (United Kingdom)
(SOFR + 1.74%), 5.69%, 3/12/2030 (c)	600,000	624,317
(SOFR + 1.23%), 5.37%, 2/25/2031 (c)	1,160,000	1,196,438
(SOFR + 2.98%), 6.22%, 5/9/2034 (c)	300,000	320,207
BNP Paribas SA (France)
(SOFR + 1.23%), 2.59%, 1/20/2028 (b) (c)	300,000	292,748
(SOFR + 1.28%), 5.28%, 11/19/2030 (b) (c)	750,000	768,247
(SOFR + 1.62%), 5.79%, 1/13/2033 (b) (c)	450,000	468,892
BPCE SA (France)
(SOFR + 1.09%), 2.05%, 10/19/2027 (b) (c)	2,214,000	2,153,732
(SOFR + 1.31%), 2.28%, 1/20/2032 (b) (c)	2,194,000	1,926,920
CaixaBank SA (Spain) (SOFR + 1.79%), 5.58%, 7/3/2036 (b) (c)	1,265,000	1,278,639
Capital One NA 3.45%, 7/27/2026	447,000	443,554
Citibank NA 5.80%, 9/29/2028	1,500,000	1,572,195
Citigroup, Inc.
(SOFR + 0.77%), 1.12%, 1/28/2027 (c)	1,056,000	1,041,813
4.45%, 9/29/2027	272,000	272,742
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (c)	90,000	89,456
(SOFR + 1.17%), 2.56%, 5/1/2032 (c)	1,500,000	1,346,975
(SOFR + 1.35%), 3.06%, 1/25/2033 (c)	450,000	406,470
Cooperatieve Rabobank UA (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.98%, 12/15/2027 (b) (c)	750,000	728,229
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.56%, 2/28/2029 (b) (c)	250,000	258,147
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Credit Agricole SA (France)
(SOFR + 1.13%), 5.23%, 1/9/2029 (b) (c)	673,000	684,694
(SOFR + 1.69%), 5.34%, 1/10/2030 (b) (c)	377,000	387,617
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (b) (c)	407,000	424,741
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.02%, 3/4/2031 (b) (c)	320,000	326,369
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (b) (c)	1,000,000	960,126
Fifth Third Bancorp
3.95%, 3/14/2028	800,000	796,243
(SOFR + 1.84%), 5.63%, 1/29/2032 (c)	66,000	69,115
Fifth Third Bank NA 2.25%, 2/1/2027	250,000	243,414
HSBC Holdings plc (United Kingdom)
(3-MONTH CME TERM SOFR + 1.61%), 4.29%, 9/12/2026 (c)	1,250,000	1,249,923
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	300,000	286,432
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (c)	1,040,000	1,023,516
(SOFR + 2.39%), 2.85%, 6/4/2031 (c)	1,141,000	1,058,775
Huntington Bancshares, Inc. (SOFR + 1.28%), 5.27%, 1/15/2031 (c)	900,000	927,855
ING Groep NV (Netherlands) (SOFR + 1.01%), 1.73%, 4/1/2027 (c)	880,000	866,902
KeyCorp (SOFRINDX + 1.23%), 5.12%, 4/4/2031 (c)	526,000	538,067
Lloyds Banking Group plc (United Kingdom) 3.75%, 1/11/2027	469,000	466,538
M&T Bank Corp. (SOFR + 1.40%), 5.18%, 7/8/2031 (c)	120,000	122,779
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.34%, 1/19/2028 (c)	600,000	584,361
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.17%), 5.16%, 4/24/2031 (c)	200,000	206,261
Mizuho Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.12%), 5.38%, 5/26/2030 (c)	1,950,000	2,017,480
National Bank of Canada (Canada) 5.60%, 12/18/2028	400,000	416,364
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (c)	486,000	475,699
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.11%, 5/23/2031 (c)	420,000	430,238
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (c)	320,000	334,604
PNC Financial Services Group, Inc. (The)
(SOFRINDX + 1.09%), 4.76%, 1/26/2027 (c)	573,000	573,497
(SOFR + 1.34%), 5.30%, 1/21/2028 (c)	340,000	345,223
(SOFR + 1.07%), 5.22%, 1/29/2031 (c)	350,000	361,679
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 2.75%), 6.83%, 11/21/2026 (c)	200,000	200,959
(SOFR + 2.60%), 6.53%, 1/10/2029 (c)	750,000	785,643
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (b) (c)	3,337,000	3,266,338
3.00%, 1/22/2030 (b)	500,000	467,171
Standard Chartered plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 5.40%, 8/12/2036 (b) (c)	600,000	599,154
Sumitomo Mitsui Financial Group, Inc. (Japan) 1.90%, 9/17/2028	1,500,000	1,404,034
Truist Bank 3.30%, 5/15/2026	1,000,000	992,500
Truist Financial Corp.
(SOFR + 2.45%), 7.16%, 10/30/2029 (c)	275,000	298,470
(SOFR + 1.62%), 5.44%, 1/24/2030 (c)	500,000	518,335
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (c)	835,000	819,742
(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (b) (c)	600,000	608,175
US Bancorp
(SOFR + 1.56%), 5.38%, 1/23/2030 (c)	125,000	129,310
(SOFR + 1.86%), 5.68%, 1/23/2035 (c)	127,000	132,353
(SOFR + 1.41%), 5.42%, 2/12/2036 (c)	500,000	511,638
Wachovia Corp. 7.57%, 8/1/2026 (e)	366,000	376,169
Wells Fargo & Co.
(SOFR + 2.10%), 2.39%, 6/2/2028 (c)	700,000	678,429
(SOFR + 1.50%), 5.20%, 1/23/2030 (c)	3,256,000	3,353,706
(3-MONTH CME TERM SOFR + 1.43%), 2.88%, 10/30/2030 (c)	637,000	601,502
(SOFR + 1.99%), 5.56%, 7/25/2034 (c)	200,000	207,660
		63,183,816
Beverages — 0.1%
Constellation Brands, Inc. 2.88%, 5/1/2030	500,000	467,682
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	9

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Biotechnology — 0.3%
AbbVie, Inc.
3.20%, 11/21/2029	1,400,000	1,349,047
5.05%, 3/15/2034	245,000	249,598
Amgen, Inc. 5.25%, 3/2/2030	200,000	207,179
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	481,000	423,344
		2,229,168
Capital Markets — 2.2%
Brookfield Finance, Inc. (Canada) 4.25%, 6/2/2026	362,000	361,751
Deutsche Bank AG (Germany)
(SOFR + 2.52%), 7.15%, 7/13/2027 (c)	190,000	194,296
(SOFR + 1.32%), 2.55%, 1/7/2028 (c)	1,450,000	1,416,049
(SOFR + 1.72%), 3.04%, 5/28/2032 (c)	1,126,000	1,027,518
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	237,000	236,889
3.50%, 11/16/2026	1,785,000	1,770,252
(SOFR + 1.09%), 1.99%, 1/27/2032 (c)	1,312,000	1,152,386
(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	2,350,000	2,120,887
Macquarie Group Ltd. (Australia)
(3-MONTH CME TERM SOFR + 2.01%), 5.03%, 1/15/2030 (b) (c)	200,000	204,182
(SOFR + 1.44%), 2.69%, 6/23/2032 (b) (c)	300,000	270,032
Morgan Stanley
4.35%, 9/8/2026	963,000	963,732
(SOFR + 1.45%), 5.17%, 1/16/2030 (c)	3,540,000	3,638,779
(SOFR + 1.02%), 1.93%, 4/28/2032 (c)	910,000	790,261
Nasdaq, Inc. 5.55%, 2/15/2034	321,000	334,680
Nomura Holdings, Inc. (Japan)
2.33%, 1/22/2027	1,000,000	973,017
2.68%, 7/16/2030	753,000	690,801
UBS Group AG (Switzerland) (SOFRINDX + 0.98%), 1.31%, 2/2/2027 (b) (c)	900,000	888,385
		17,033,897
Chemicals — 0.1%
RPM International, Inc. 2.95%, 1/15/2032	438,000	392,058
Westlake Corp. 3.60%, 8/15/2026	400,000	397,118
		789,176
Construction & Engineering — 0.1%
Quanta Services, Inc.
2.35%, 1/15/2032	446,000	386,643
5.25%, 8/9/2034	188,000	190,345
		576,988
Construction Materials — 0.0% ^
Martin Marietta Materials, Inc. Series CB, 2.50%, 3/15/2030	40,000	37,095
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Consumer Finance — 1.7%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	1,554,000	1,522,174
3.00%, 10/29/2028	1,835,000	1,765,499
Aircastle Ltd. 5.25%, 3/15/2030 (b)	160,000	163,265
American Express Co.
(SOFR + 1.33%), 6.34%, 10/30/2026 (c)	490,000	491,423
(SOFR + 0.93%), 5.04%, 7/26/2028 (c)	125,000	127,018
(SOFRINDX + 1.02%), 5.09%, 1/30/2031 (c)	155,000	159,752
(SOFR + 1.22%), 4.92%, 7/20/2033 (c)	125,000	126,598
Avolon Holdings Funding Ltd. (Ireland)
2.13%, 2/21/2026 (b)	692,000	683,530
4.25%, 4/15/2026 (b)	832,000	828,273
4.38%, 5/1/2026 (b)	1,063,000	1,060,757
2.53%, 11/18/2027 (b)	1,543,000	1,479,938
Capital One Financial Corp.
(SOFR + 1.56%), 5.46%, 7/26/2030 (c)	500,000	517,574
(SOFR + 1.27%), 2.62%, 11/2/2032 (c)	709,000	629,677
General Motors Financial Co., Inc.
4.90%, 10/6/2029	500,000	503,722
2.35%, 1/8/2031	940,000	828,271
Macquarie Airfinance Holdings Ltd. (United Kingdom)
6.40%, 3/26/2029 (b)	1,037,000	1,088,850
6.50%, 3/26/2031 (b)	600,000	641,735
Mitsubishi HC Finance America LLC (Japan) 5.81%, 9/12/2028 (b)	200,000	207,986
		12,826,042
Consumer Staples Distribution & Retail — 0.1%
Kroger Co. (The) 5.00%, 9/15/2034	485,000	483,391
Containers & Packaging — 0.2%
Graphic Packaging International LLC 1.51%, 4/15/2026 (b)	453,000	443,127
Smurfit Westrock Financing DAC (Ireland) 5.42%, 1/15/2035	237,000	241,309
Sonoco Products Co. 5.00%, 9/1/2034	808,000	790,772
WRKCo, Inc. 4.90%, 3/15/2029	150,000	153,140
		1,628,348
Diversified REITs — 0.3%
Safehold GL Holdings LLC 2.80%, 6/15/2031	682,000	622,939
Simon Property Group LP 2.45%, 9/13/2029	200,000	187,627
WP Carey, Inc.
2.40%, 2/1/2031	800,000	712,799
2.25%, 4/1/2033	893,000	738,996
		2,262,361
Diversified Telecommunication Services — 0.4%
AT&T, Inc. 1.65%, 2/1/2028	1,181,000	1,114,405
NBN Co. Ltd. (Australia) 2.63%, 5/5/2031 (b)	700,000	639,139
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
Verizon Communications, Inc.
4.78%, 2/15/2035	770,000	750,806
5.40%, 7/2/2037 (b)	581,000	583,476
		3,087,826
Electric Utilities — 2.6%
Alabama Power Co. 5.85%, 11/15/2033	500,000	534,138
American Electric Power Co., Inc. 5.63%, 3/1/2033	100,000	104,730
Atlantic City Electric Co. 4.00%, 10/15/2028	20,000	19,948
Baltimore Gas and Electric Co. 5.30%, 6/1/2034	650,000	669,999
CenterPoint Energy Houston Electric LLC Series AA, 3.00%, 2/1/2027	310,000	305,181
Cleveland Electric Illuminating Co. (The)
3.50%, 4/1/2028 (b)	586,000	574,361
4.55%, 11/15/2030 (b)	290,000	287,314
Duke Energy Carolinas LLC 6.45%, 10/15/2032	50,000	55,159
Duke Energy Corp. 5.45%, 6/15/2034	550,000	567,782
Duke Energy Indiana LLC 5.25%, 3/1/2034	550,000	565,736
Duke Energy Ohio, Inc. 5.25%, 4/1/2033	73,000	75,209
Duquesne Light Holdings, Inc.
2.53%, 10/1/2030 (b)	421,000	375,904
2.78%, 1/7/2032 (b)	554,000	487,230
Edison International 5.25%, 11/15/2028	1,250,000	1,262,156
Entergy Louisiana LLC 1.60%, 12/15/2030	100,000	87,505
Evergy Metro, Inc. 5.40%, 4/1/2034	289,000	298,178
Evergy, Inc. 2.90%, 9/15/2029	329,000	311,695
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	864,000	849,149
FirstEnergy Pennsylvania Electric Co. 3.25%, 3/15/2028 (b)	656,000	640,223
Florida Power & Light Co. 5.30%, 6/15/2034	1,000,000	1,034,104
Fortis, Inc. (Canada) 3.06%, 10/4/2026	1,021,000	1,005,509
Georgia Power Co. 4.85%, 3/15/2031	550,000	563,471
Interstate Power and Light Co.
4.10%, 9/26/2028	30,000	30,013
4.95%, 9/30/2034	142,000	139,950
ITC Holdings Corp. 2.95%, 5/14/2030 (b)	451,000	423,799
Kentucky Utilities Co. 3.30%, 10/1/2025	200,000	199,805
NextEra Energy Capital Holdings, Inc.
2.25%, 6/1/2030	200,000	182,331
5.30%, 3/15/2032	600,000	620,358
Niagara Mohawk Power Corp. 1.96%, 6/27/2030 (b)	500,000	447,401
NRG Energy, Inc. 2.45%, 12/2/2027 (b)	805,000	768,571
Pacific Gas and Electric Co.
2.95%, 3/1/2026	458,000	453,499
4.55%, 7/1/2030	478,999	474,392
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electric Utilities — continued
5.70%, 3/1/2035	571,000	578,773
PG&E Wildfire Recovery Funding LLC Series A-2, 4.26%, 6/1/2036	848,000	809,118
Potomac Electric Power Co. 5.20%, 3/15/2034	172,000	176,175
PPL Capital Funding, Inc. 5.25%, 9/1/2034	500,000	507,882
Public Service Co. of Oklahoma 5.20%, 1/15/2035	123,000	123,341
SCE Recovery Funding LLC Series A-2, 1.94%, 5/15/2038	285,000	219,325
Southern California Edison Co. 5.45%, 3/1/2035	1,000,000	1,007,083
Southern Co. (The) 5.70%, 3/15/2034	207,000	216,764
Southwestern Electric Power Co. Series M, 4.10%, 9/15/2028	1,010,000	1,008,175
Tampa Electric Co. 4.90%, 3/1/2029	274,000	280,471
Virginia Electric and Power Co. 5.15%, 3/15/2035	500,000	504,019
Vistra Operations Co. LLC 5.70%, 12/30/2034 (b)	140,000	142,731
		19,988,657
Energy Equipment & Services — 0.1%
Halliburton Co. 2.92%, 3/1/2030	400,000	376,154
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (b)	539,000	537,636
		913,790
Entertainment — 0.1%
Take-Two Interactive Software, Inc. 5.60%, 6/12/2034	714,000	741,197
Financial Services — 0.6%
Corebridge Financial, Inc. 3.65%, 4/5/2027	300,000	297,241
Fiserv, Inc. 5.35%, 3/15/2031	850,000	885,000
Global Payments, Inc.
2.15%, 1/15/2027	901,000	875,892
3.20%, 8/15/2029	400,000	379,803
LSEGA Financing plc (United Kingdom) 2.00%, 4/6/2028 (b)	890,000	843,284
Nationwide Building Society (United Kingdom)
4.85%, 7/27/2027 (b)	500,000	506,837
5.13%, 7/29/2029 (b)	445,000	459,038
		4,247,095
Food Products — 0.4%
Bimbo Bakeries USA, Inc. (Mexico) 6.05%, 1/15/2029 (b)	700,000	732,256
Bunge Ltd. Finance Corp.
4.20%, 9/17/2029	550,000	547,381
5.15%, 8/4/2035	350,000	350,827
General Mills, Inc. 4.95%, 3/29/2033	151,000	152,024
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	11

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Food Products — continued
JBS USA Holding Lux SARL 5.50%, 1/15/2036 (b)	710,000	712,342
Mars, Inc. 5.00%, 3/1/2032 (b)	217,000	221,484
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	89,000	88,927
		2,805,241
Gas Utilities — 0.0% ^
ONE Gas, Inc. 2.00%, 5/15/2030	248,000	225,486
Ground Transportation — 0.3%
Canadian Pacific Railway Co. (Canada) 2.05%, 3/5/2030	200,000	181,983
Penske Truck Leasing Co. LP
5.75%, 5/24/2026 (b)	219,000	220,624
5.55%, 5/1/2028 (b)	1,218,000	1,255,804
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (b)	637,000	623,863
Uber Technologies, Inc. 4.80%, 9/15/2034	134,000	132,468
		2,414,742
Health Care Equipment & Supplies — 0.1%
Zimmer Biomet Holdings, Inc. 5.50%, 2/19/2035	579,000	597,412
Health Care Providers & Services — 0.6%
Cencora, Inc. 5.15%, 2/15/2035	151,000	152,126
CommonSpirit Health
3.35%, 10/1/2029	455,000	438,732
2.78%, 10/1/2030	171,000	158,162
CVS Health Corp. 1.88%, 2/28/2031	781,000	676,131
HCA, Inc.
4.13%, 6/15/2029	964,000	954,767
3.50%, 9/1/2030	500,000	476,522
2.38%, 7/15/2031	700,000	617,110
Humana, Inc. 3.95%, 3/15/2027	492,000	490,485
Quest Diagnostics, Inc.
3.45%, 6/1/2026	300,000	298,071
2.95%, 6/30/2030	93,000	87,427
2.80%, 6/30/2031	287,000	262,779
		4,612,312
Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc. 3.38%, 8/15/2031	883,000	825,967
DOC DR LLC 2.63%, 11/1/2031	409,000	364,409
Healthpeak OP LLC 2.13%, 12/1/2028	470,000	439,744
Ventas Realty LP
4.13%, 1/15/2026	45,000	44,908
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Health Care REITs — continued
3.25%, 10/15/2026	529,000	522,700
Welltower OP LLC 2.75%, 1/15/2032	904,000	813,270
		3,010,998
Hotels, Restaurants & Leisure — 0.2%
Expedia Group, Inc. 3.25%, 2/15/2030	1,255,000	1,196,028
Industrial REITs — 0.1%
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (b)	363,000	357,897
Prologis LP 4.75%, 6/15/2033	707,000	708,339
		1,066,236
Insurance — 0.7%
Aon North America, Inc. 5.45%, 3/1/2034	800,000	825,869
Athene Global Funding 2.72%, 1/7/2029 (b)	1,054,000	995,971
Brown & Brown, Inc. 5.25%, 6/23/2032	465,000	475,310
CNO Global Funding
1.75%, 10/7/2026 (b)	681,000	661,758
2.65%, 1/6/2029 (b)	200,000	188,822
F&G Global Funding 2.30%, 4/11/2027 (b)	1,204,000	1,165,443
Five Corners Funding Trust II 2.85%, 5/15/2030 (b)	400,000	373,987
Guardian Life Global Funding 0.88%, 12/10/2025 (b)	512,000	507,043
Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	389,000	388,639
Principal Financial Group, Inc.
3.10%, 11/15/2026	20,000	19,752
3.70%, 5/15/2029	30,000	29,444
		5,632,038
Leisure Products — 0.1%
Hasbro, Inc. 3.90%, 11/19/2029	592,000	577,686
Media — 0.3%
Comcast Corp. 4.15%, 10/15/2028	1,444,000	1,448,605
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	946,000	1,103,329
		2,551,934
Metals & Mining — 0.2%
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (b)	460,000	419,916
2.85%, 4/27/2031 (b)	650,000	592,600
Steel Dynamics, Inc.
1.65%, 10/15/2027	324,000	306,876
5.38%, 8/15/2034	100,000	102,205
		1,421,597
Multi-Utilities — 0.6%
Ameren Corp. 5.00%, 1/15/2029	650,000	664,406
CenterPoint Energy, Inc. 1.45%, 6/1/2026	288,000	281,753
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Multi-Utilities — continued
CMS Energy Corp. 2.95%, 2/15/2027	170,000	166,580
Consolidated Edison Co. of New York, Inc. 3.80%, 5/15/2028	10,000	9,954
Consumers Energy Co. 4.63%, 5/15/2033	300,000	297,815
DTE Energy Co. 5.20%, 4/1/2030	700,000	721,531
NiSource, Inc. 5.25%, 3/30/2028	566,000	581,573
PG&E Energy Recovery Funding LLC Series A-2, 2.28%, 1/15/2036	225,000	181,872
Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	300,000	261,978
Puget Energy, Inc. 2.38%, 6/15/2028	934,000	886,269
Sempra 3.70%, 4/1/2029	800,000	784,161
		4,837,892
Office REITs — 0.2%
COPT Defense Properties LP 2.00%, 1/15/2029	457,000	421,998
Kilroy Realty LP 2.65%, 11/15/2033	1,092,000	882,481
		1,304,479
Oil, Gas & Consumable Fuels — 2.0%
APA Infrastructure Ltd. (Australia)
4.25%, 7/15/2027 (b)	624,000	623,535
5.13%, 9/16/2034 (b)	240,000	240,527
Cameron LNG LLC 2.90%, 7/15/2031 (b)	146,000	133,453
Cheniere Energy Partners LP 5.55%, 10/30/2035 (b)	65,000	65,597
Cheniere Energy, Inc. 5.65%, 4/15/2034	500,000	510,414
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/2031 (b)	690,000	700,791
5.68%, 1/15/2034 (b)	584,000	597,932
Columbia Pipelines Operating Co. LLC 5.44%, 2/15/2035 (b)	400,000	401,858
Coterra Energy, Inc. 3.90%, 5/15/2027	724,000	719,140
Enbridge, Inc. (Canada) 5.70%, 3/8/2033	799,000	833,512
Energy Transfer LP
5.95%, 12/1/2025	446,000	446,392
5.25%, 7/1/2029	362,000	373,354
5.70%, 4/1/2035	1,100,000	1,119,831
Eni SpA (Italy) 4.25%, 5/9/2029 (b)	850,000	850,851
Enterprise Products Operating LLC 3.95%, 2/15/2027	392,000	391,252
Flex Intermediate Holdco LLC 3.36%, 6/30/2031 (b)	1,530,000	1,398,239
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (b)	312,000	311,009
3.45%, 10/15/2027 (b)	837,000	823,661
MPLX LP
4.13%, 3/1/2027	458,000	457,068
2.65%, 8/15/2030	300,000	274,276
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
NGPL PipeCo LLC 3.25%, 7/15/2031 (b)	471,000	424,198
ONEOK, Inc. 4.75%, 10/15/2031	914,000	913,988
Ovintiv, Inc. 5.38%, 1/1/2026	420,000	420,113
Plains All American Pipeline LP 3.55%, 12/15/2029	700,000	674,411
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	550,000	551,590
Suncor Energy, Inc. (Canada) 5.95%, 12/1/2034	216,000	224,996
Targa Resources Partners LP 4.00%, 1/15/2032	253,000	237,846
Williams Cos., Inc. (The) 5.60%, 3/15/2035	575,000	590,001
		15,309,835
Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co.
3.40%, 7/26/2029	30,000	29,253
5.20%, 2/22/2034	787,000	808,017
Takeda Pharmaceutical Co. Ltd. (Japan) 2.05%, 3/31/2030	600,000	544,613
		1,381,883
Real Estate Management & Development — 0.1%
Mitsui Fudosan Co. Ltd. (Japan) 3.65%, 7/20/2027 (b)	519,000	512,959
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (b)	325,000	322,311
		835,270
Residential REITs — 0.3%
Essex Portfolio LP 1.65%, 1/15/2031	879,000	753,966
Mid-America Apartments LP 1.70%, 2/15/2031	687,000	598,089
UDR, Inc.
3.50%, 1/15/2028	100,000	98,552
3.20%, 1/15/2030	260,000	248,772
2.10%, 8/1/2032	266,000	224,368
		1,923,747
Retail REITs — 0.4%
Brixmor Operating Partnership LP
2.25%, 4/1/2028	386,000	367,607
2.50%, 8/16/2031	440,000	389,802
NNN REIT, Inc.
3.60%, 12/15/2026	247,000	245,402
4.30%, 10/15/2028	870,000	871,128
Realty Income Corp. 4.13%, 10/15/2026	600,000	599,135
Regency Centers LP 3.70%, 6/15/2030	350,000	341,145
		2,814,219
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	13

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — 0.5%
Broadcom, Inc.
4.11%, 9/15/2028	792,000	791,727
5.05%, 7/12/2029	304,000	312,596
5.15%, 11/15/2031	108,000	111,673
3.14%, 11/15/2035 (b)	200,000	169,222
KLA Corp.
4.65%, 7/15/2032	62,000	62,563
4.70%, 2/1/2034	112,000	111,665
Marvell Technology, Inc.
2.95%, 4/15/2031	1,122,000	1,030,636
5.45%, 7/15/2035	42,000	42,714
NXP BV (Netherlands) 2.50%, 5/11/2031	1,058,000	945,937
		3,578,733
Software — 0.2%
Cadence Design Systems, Inc. 4.70%, 9/10/2034	124,000	122,762
Oracle Corp.
2.65%, 7/15/2026	60,000	59,163
4.50%, 5/6/2028	95,000	95,819
2.88%, 3/25/2031	502,000	460,259
6.50%, 4/15/2038	50,000	54,226
Roper Technologies, Inc. 4.90%, 10/15/2034	600,000	593,881
Synopsys, Inc. 5.15%, 4/1/2035	155,000	156,345
Workday, Inc. 3.50%, 4/1/2027	300,000	297,131
		1,839,586
Specialized REITs — 0.5%
American Tower Corp. 1.45%, 9/15/2026	1,678,000	1,629,667
Crown Castle, Inc. 4.45%, 2/15/2026	578,000	576,757
Equinix, Inc. 2.90%, 11/18/2026	605,000	595,211
Extra Space Storage LP
2.20%, 10/15/2030	1,010,000	905,857
2.35%, 3/15/2032	467,000	400,548
		4,108,040
Specialty Retail — 0.2%
AutoZone, Inc. 1.65%, 1/15/2031	565,000	489,453
O'Reilly Automotive, Inc.
5.75%, 11/20/2026	195,000	198,251
3.60%, 9/1/2027	403,000	399,218
1.75%, 3/15/2031	200,000	173,884
		1,260,806
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC 5.30%, 4/1/2032	382,000	393,645
Hewlett Packard Enterprise Co. 5.00%, 10/15/2034	42,000	41,292
		434,937
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Tobacco — 0.2%
Altria Group, Inc. 2.45%, 2/4/2032	832,000	724,303
BAT Capital Corp. (United Kingdom) 2.26%, 3/25/2028	1,016,000	967,953
		1,692,256
Trading Companies & Distributors — 0.0% ^
Aviation Capital Group LLC 5.13%, 4/10/2030 (b)	385,000	391,343
Water Utilities — 0.1%
American Water Capital Corp. 5.25%, 3/1/2035	800,000	813,895
Wireless Telecommunication Services — 0.2%
T-Mobile USA, Inc.
4.95%, 3/15/2028	640,000	652,045
3.88%, 4/15/2030	1,184,000	1,159,718
		1,811,763
Total Corporate Bonds (Cost $209,449,466)		209,399,841
Mortgage-Backed Securities — 13.9%
FHLMC Gold Pools, 20 Year
Pool # C91030, 5.50%, 5/1/2027	7,423	7,475
Pool # C91802, 3.50%, 1/1/2035	1,466,680	1,430,879
FHLMC Gold Pools, 30 Year
Pool # A15232, 5.00%, 10/1/2033	68,988	69,241
Pool # A57681, 6.00%, 12/1/2036	488	515
Pool # G06493, 4.50%, 5/1/2041	323,316	323,422
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	1,000,000	935,617
Pool # U90690, 3.50%, 6/1/2042	329,813	309,710
FHLMC UMBS, 30 Year
Pool # ZM6956, 4.50%, 6/1/2048	679,929	666,452
Pool # QC3244, 3.00%, 6/1/2051	2,306,624	2,017,951
Pool # RA7937, 5.00%, 9/1/2052	3,149,938	3,130,433
Pool # SD8324, 5.50%, 5/1/2053	1,618,001	1,633,652
Pool # SD3518, 5.50%, 7/1/2053	1,698,518	1,714,556
Pool # SD3900, 5.50%, 8/1/2053	1,369,384	1,382,099
Pool # QI4131, 5.50%, 4/1/2054	2,232,972	2,254,674
Pool # SD5568, 5.50%, 5/1/2054	2,613,552	2,632,266
Pool # QJ5547, 5.50%, 9/1/2054	2,449,464	2,500,109
Pool # QJ7687, 5.50%, 11/1/2054	2,274,695	2,314,440
Pool # RJ2914, 5.50%, 11/1/2054	3,286,689	3,315,596
FNMA UMBS, 20 Year
Pool # MA1138, 3.50%, 8/1/2032	220,013	216,866
Pool # AP9584, 3.00%, 10/1/2032	970,170	941,209
FNMA UMBS, 30 Year
Pool # AL0045, 6.00%, 12/1/2032	90,773	93,574
Pool # 735503, 6.00%, 4/1/2035	26,663	27,682
Pool # 888460, 6.50%, 10/1/2036	171,016	181,531
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # 888890, 6.50%, 10/1/2037	3,970	4,220
Pool # 949320, 7.00%, 10/1/2037	18,024	18,946
Pool # 995149, 6.50%, 10/1/2038	9,534	10,076
Pool # 994410, 7.00%, 11/1/2038	95,322	100,671
Pool # AD9151, 5.00%, 8/1/2040	150,516	153,410
Pool # AE0681, 4.50%, 12/1/2040	335,858	335,557
Pool # BM3500, 4.00%, 9/1/2047	657,934	637,697
Pool # BM3499, 4.00%, 12/1/2047	820,580	780,922
Pool # BE8354, 4.00%, 3/1/2048	401,405	381,588
Pool # CB1878, 3.00%, 10/1/2051	2,247,076	1,964,191
Pool # FM9776, 3.00%, 11/1/2051	1,953,426	1,712,337
Pool # FS7749, 3.00%, 2/1/2052	975,458	854,760
Pool # CB3378, 4.00%, 4/1/2052	1,712,502	1,601,052
Pool # FS6323, 3.50%, 5/1/2052	2,318,575	2,110,161
Pool # CB3629, 4.00%, 5/1/2052	4,021,305	3,760,245
Pool # FS9551, 5.50%, 9/1/2053	1,350,726	1,366,923
Pool # DA4015, 6.00%, 10/1/2053	579,852	596,259
Pool # FS6668, 5.50%, 12/1/2053	1,137,375	1,147,588
Pool # CB8151, 5.50%, 3/1/2054	2,241,007	2,257,237
Pool # DB2385, 5.50%, 6/1/2054	3,438,668	3,461,159
Pool # DB3630, 5.50%, 6/1/2054	2,931,476	2,976,360
Pool # BU5025, 5.50%, 9/1/2054	1,805,727	1,819,782
Pool # FS9262, 5.50%, 10/1/2054	1,847,432	1,861,171
Pool # DB1954, 5.00%, 11/1/2054	2,474,093	2,441,434
FNMA, Other
Pool # AN1247, 2.64%, 6/1/2026	1,576,000	1,553,666
Pool # AN6732, 2.83%, 5/1/2027	1,142,601	1,119,122
Pool # AN7338, 3.06%, 11/1/2027	916,862	900,413
Pool # AN7943, 3.10%, 1/1/2028	2,295,631	2,248,982
Pool # BS8224, 4.10%, 5/1/2028	3,775,000	3,786,539
Pool # AN9486, 3.57%, 6/1/2028	3,593,644	3,555,526
Pool # AN2069, 2.35%, 8/1/2028	1,329,656	1,271,400
Pool # BL0907, 3.88%, 12/1/2028	700,000	694,200
Pool # BM4162, 3.12%, 10/1/2029 (f)	122,705	119,313
Pool # BL4333, 2.52%, 11/1/2029	1,094,488	1,030,675
Pool # BS8252, 4.36%, 4/1/2030	3,495,000	3,522,775
Pool # BZ2889, 4.37%, 1/1/2032	2,480,698	2,488,527
Pool # BM7037, 1.76%, 3/1/2032 (f)	995,682	861,493
Pool # BS5117, 2.58%, 3/1/2032	2,393,690	2,172,369
Pool # BS8503, 4.62%, 5/1/2033	1,000,000	1,010,726
Pool # BS2933, 1.82%, 9/1/2033	3,400,000	2,797,346
Pool # MA1125, 4.00%, 7/1/2042	416,774	401,946
Pool # MA1437, 3.50%, 5/1/2043	601,022	563,307
Pool # MA1463, 3.50%, 6/1/2043	577,720	541,464
Pool # BF0669, 4.00%, 6/1/2052	1,709,755	1,639,016
Pool # BF0230, 5.50%, 1/1/2058	2,736,048	2,837,639
Pool # BM7238, 3.00%, 4/1/2059	2,008,129	1,745,230
Pool # BM6734, 4.00%, 8/1/2059	3,079,129	2,874,365
Pool # BF0497, 3.00%, 7/1/2060	1,534,247	1,321,977
Pool # BF0546, 2.50%, 7/1/2061	738,960	587,327
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # BF0617, 2.50%, 3/1/2062	1,856,292	1,475,371
Pool # BF0736, 4.00%, 6/1/2063	2,146,545	1,988,815
GNMA II, 30 Year
Pool # 4245, 6.00%, 9/20/2038	49,808	53,309
Pool # BA7567, 4.50%, 5/20/2048	549,317	527,891
Pool # BI0416, 4.50%, 11/20/2048	62,268	60,430
Pool # BM9692, 4.50%, 7/20/2049	215,365	208,091
Total Mortgage-Backed Securities (Cost $107,831,240)		106,412,945
Asset-Backed Securities — 8.5%
Air Canada Pass-Through Trust (Canada) Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	316,950	299,403
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (b)	1,966,000	1,911,706
American Airlines Pass-Through Trust
Series 2016-3, Class AA, 3.00%, 10/15/2028	65,812	63,101
Series 2021-1, Class B, 3.95%, 7/11/2030	812,490	778,550
American Credit Acceptance Receivables Trust Series 2023-1, Class C, 5.59%, 4/12/2029 (b)	209,593	209,882
AmeriCredit Automobile Receivables Trust Series 2024-1, Class B, 5.38%, 6/18/2029	1,020,000	1,035,714
AMSR Trust Series 2020-SFR5, Class A, 1.38%, 11/17/2037 (b)	201,786	200,415
Avis Budget Rental Car Funding AESOP LLC Series 2024-2A, Class A, 5.13%, 10/20/2028 (b)	467,000	474,111
Bridgecrest Lending Auto Securitization Trust
Series 2025-2, Class C, 5.17%, 3/17/2031	632,000	640,326
Series 2025-3, Class C, 4.81%, 5/15/2031	390,000	392,119
Business Jet Securities LLC
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (b)	647,532	639,687
Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (b)	744,241	748,326
Carmax Auto Owner Trust
Series 2025-2, Class A3, 4.48%, 3/15/2030	464,000	468,604
Series 2025-3, Class A3, 4.35%, 7/15/2030	370,000	373,625
CarMax Auto Owner Trust Series 2023-4, Class A3, 6.00%, 7/17/2028	232,459	235,500
Carvana Auto Receivables Trust
Series 2022-P3, Class A3, 4.61%, 11/10/2027	78,159	78,208
Series 2021-P4, Class A4, 1.64%, 12/10/2027	2,324,985	2,295,049
Series 2024-P4, Class A3, 4.64%, 1/10/2030	276,000	277,548
Consumer Portfolio Services Auto Trust Series 2025-B, Class A, 4.74%, 2/15/2029 (b)	432,266	433,229
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	15

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
CoreVest American Finance Trust
Series 2019-3, Class A, 2.71%, 10/15/2052 (b)	23,005	22,902
Series 2022-1, Class A, 4.74%, 6/17/2055 (b) (f)	366,782	367,936
CPS Auto Receivables Trust
Series 2023-A, Class C, 5.54%, 4/16/2029 (b)	364,846	365,399
Series 2024-D, Class C, 4.76%, 1/15/2031 (b)	235,000	235,213
Credit Acceptance Auto Loan Trust
Series 2023-1A, Class B, 7.02%, 5/16/2033 (b)	2,100,000	2,128,773
Series 2024-1A, Class A, 5.68%, 3/15/2034 (b)	797,000	805,790
Series 2024-2A, Class A, 5.95%, 6/15/2034 (b)	1,000,000	1,020,129
Series 2024-3A, Class A, 4.68%, 9/15/2034 (b)	1,066,000	1,070,686
Series 2025-1A, Class A, 5.02%, 3/15/2035 (b)	957,000	969,153
Crossroads Asset Trust Series 2025-A, Class A2, 4.91%, 2/20/2032 (b)	295,000	296,246
Dell Equipment Finance Trust Series 2025-1, Class A3, 4.61%, 2/24/2031 (b)	232,000	234,287
Drive Auto Receivables Trust
Series 2024-2, Class A3, 4.50%, 9/15/2028	345,000	345,342
Series 2024-2, Class C, 4.67%, 5/17/2032	376,000	377,739
Series 2025-1, Class C, 4.99%, 9/15/2032	264,000	267,361
DT Auto Owner Trust
Series 2021-4A, Class D, 1.99%, 9/15/2027 (b)	575,313	568,850
Series 2023-1A, Class C, 5.55%, 10/16/2028 (b)	1,421,785	1,426,092
Series 2023-2A, Class B, 5.41%, 2/15/2029 (b)	127,742	127,792
Exeter Automobile Receivables Trust
Series 2022-4A, Class C, 4.92%, 12/15/2028	69,818	69,822
Series 2023-1A, Class D, 6.69%, 6/15/2029	243,000	247,684
Series 2024-3A, Class C, 5.70%, 7/16/2029	284,000	287,876
Series 2025-4A, Class C, 4.57%, 6/16/2031	730,000	732,844
Series 2025-3A, Class C, 5.09%, 10/15/2031	427,000	432,986
FHF Trust Series 2023-1A, Class A2, 6.57%, 6/15/2028 (b)	155,103	156,409
FirstKey Homes Trust
Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (b)	926,485	919,540
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 (b)	600,000	583,803
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2021-SFR2, Class D, 2.06%, 9/17/2038 (b)	2,900,000	2,799,249
Flagship Credit Auto Trust Series 2023-1, Class C, 5.43%, 5/15/2029 (b)	1,800,000	1,806,432
FRTKL Series 2021-SFR1, Class A, 1.57%, 9/17/2038 (b)	2,118,000	2,051,615
GLS Auto Select Receivables Trust Series 2025-1A, Class A2, 4.71%, 4/15/2030 (b)	341,271	342,530
GM Financial Automobile Leasing Trust Series 2024-2, Class A3, 5.39%, 7/20/2027	480,000	483,597
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 ‡ (b)	94,257	89,161
Hertz Vehicle Financing LLC
Series 2025-3A, Class A, 5.06%, 12/26/2029 (b)	1,330,000	1,351,801
Series 2025-2A, Class A, 5.13%, 9/25/2031 (b)	260,000	263,579
Hilton Grand Vacations Trust
Series 2025-2A, Class A, 4.54%, 5/25/2044 (b)	415,000	416,371
Series 2025-2A, Class B, 4.73%, 5/25/2044 (b)	355,000	356,011
Home Partners of America Trust Series 2022-1, Class D, 4.73%, 4/17/2039 (b)	1,145,205	1,130,479
Hyundai Auto Lease Securitization Trust
Series 2025-A, Class A3, 4.83%, 1/18/2028 (b)	497,000	501,763
Series 2025-B, Class A3, 4.53%, 4/17/2028 (b)	497,000	500,923
Hyundai Auto Receivables Trust Series 2025-A, Class A3, 4.32%, 10/15/2029	714,000	718,966
Kubota Credit Owner Trust Series 2023-1A, Class A3, 5.02%, 6/15/2027 (b)	718,662	721,427
Lendmark Funding Trust Series 2025-1A, Class A, 4.94%, 9/20/2034 (b)	733,000	742,302
Mercedes-Benz Auto Lease Trust Series 2025-A, Class A4, 4.69%, 2/18/2031	255,000	259,399
MVW LLC
Series 2021-2A, Class A, 1.43%, 5/20/2039 (b)	328,734	312,659
Series 2021-1WA, Class A, 1.14%, 1/22/2041 (b)	60,996	58,571
Series 2025-1A, Class B, 5.21%, 9/22/2042 (b)	347,414	351,776
Series 2024-1A, Class A, 5.32%, 2/20/2043 (b)	534,748	546,497
Nissan Auto Lease Trust Series 2025-A, Class A3, 4.75%, 3/15/2028	1,145,000	1,158,670
OneMain Direct Auto Receivables Trust Series 2023-1A, Class A, 5.41%, 11/14/2029 (b)	2,334,000	2,354,314
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Oportun Issuance Trust Series 2025-A, Class B, 5.30%, 2/8/2033 (b)	259,000	259,253
Prestige Auto Receivables Trust Series 2024-2A, Class B, 4.56%, 2/15/2029 (b)	88,000	88,142
Progress Residential Trust
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (b)	1,144,000	1,113,777
Series 2021-SFR11, Class A, 2.28%, 1/17/2039 (b)	1,969,601	1,845,652
Series 2023-SFR1, Class A, 4.30%, 3/17/2040 (b)	1,248,960	1,246,422
Series 2021-SFR9, Class E1, 2.81%, 11/17/2040 (b)	1,048,000	985,534
Series 2025-SFR1, Class A, 3.40%, 2/17/2042 (b)	1,100,340	1,052,807
Series 2025-SFR2, Class A, 3.31%, 4/17/2042 (b)	1,249,296	1,188,184
Santander Drive Auto Receivables Trust
Series 2023-1, Class B, 4.98%, 2/15/2028	62,207	62,220
Series 2024-4, Class B, 4.93%, 9/17/2029	583,000	588,939
Series 2023-5, Class B, 6.16%, 12/17/2029	740,000	753,600
Series 2024-2, Class C, 5.84%, 6/17/2030	298,000	305,252
Series 2024-3, Class C, 5.64%, 8/15/2030	1,108,000	1,134,004
Series 2025-1, Class C, 5.04%, 3/17/2031	476,000	483,105
Series 2025-3, Class C, 4.68%, 9/15/2031	380,000	384,048
SCF Equipment Leasing LLC
Series 2024-1A, Class A3, 5.52%, 1/20/2032 (b)	263,000	269,637
Series 2024-1A, Class B, 5.56%, 4/20/2032 (b)	1,000,000	1,035,387
Sierra Timeshare Receivables Funding LLC Series 2022-2A, Class A, 4.73%, 6/20/2040 (b)	34,674	34,756
SpringCastle America Funding LLC Series 2020-AA, Class A, 1.97%, 9/25/2037 (b)	107,335	101,555
Stream Innovations Issuer Trust Series 2025-1A, Class A, 5.05%, 9/15/2045 (b)	593,185	599,444
Tesla Auto Lease Trust Series 2024-A, Class A3, 5.30%, 6/21/2027 (b)	290,133	290,953
Toyota Auto Receivables Owner Trust Series 2021-C, Class A4, 0.72%, 1/15/2027	290,528	288,899
United Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.10%, 7/7/2028	614,279	592,695
Series 2016-2, Class AA, 2.88%, 10/7/2028	662,911	629,448
Series 2018-1, Class AA, 3.50%, 3/1/2030	411,177	393,187
Series 2018-1, Class A, 3.70%, 3/1/2030	687,680	645,388
US Auto Funding Trust Series 2022-1A, Class A, 3.98%, 4/15/2025 (b)	7,759	7,740
Volkswagen Auto Lease Trust Series 2024-A, Class A3, 5.21%, 6/21/2027	465,000	469,093
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

VOLT C LLC Series 2021-NPL9, Class A1, 5.99%, 5/25/2051 (b) (e)	170,193	170,114
VOLT CI LLC Series 2021-NP10, Class A1, 5.99%, 5/25/2051 (b) (e)	104,769	104,706
VOLT CV LLC Series 2021-CF2, Class A1, 5.49%, 11/27/2051 (b) (e)	510,242	509,818
VOLT XCIV LLC Series 2021-NPL3, Class A1, 6.24%, 2/27/2051 (b) (e)	14,691	14,685
VOLT XCVII LLC Series 2021-NPL6, Class A1, 6.24%, 4/25/2051 (b) (e)	106,008	105,974
Western Funding Auto Loan Trust Series 2025-1, Class C, 5.34%, 11/15/2035 (b)	591,000	598,782
Westgate Resorts LLC
Series 2022-1A, Class A, 1.79%, 8/20/2036 (b)	202,245	199,524
Series 2024-1A, Class B, 6.56%, 1/20/2038 (b)	661,672	671,267
Westlake Automobile Receivables Trust
Series 2021-3A, Class D, 2.12%, 1/15/2027 (b)	275,292	274,317
Series 2023-1A, Class C, 5.74%, 8/15/2028 (b)	180,000	181,278
World Omni Auto Receivables Trust Series 2023-D, Class A3, 5.79%, 2/15/2029	274,619	277,475
World Omni Automobile Lease Securitization Trust Series 2025-A, Class A3, 4.42%, 4/17/2028	312,000	313,967
Total Asset-Backed Securities (Cost $65,251,820)		65,204,877
Commercial Mortgage-Backed Securities — 4.3%
20 Times Square Trust Series 2018-20TS, Class A, 3.20%, 5/15/2035 (b) (f)	369,326	355,476
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (b)	1,500,000	1,462,731
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KLU2, Class A7, 2.23%, 9/25/2025 (f)	334,333	333,219
Series K737, Class AM, 2.10%, 10/25/2026	3,110,000	3,036,138
Series K072, Class A2, 3.44%, 12/25/2027	473,000	467,747
Series K083, Class A2, 4.05%, 9/25/2028 (f)	594,000	595,834
Series K145, Class AM, 2.58%, 6/25/2032	880,000	788,297
Series KJ44, Class A2, 4.61%, 2/25/2033	1,900,000	1,927,204
FNMA ACES
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (f)	649,808	639,615
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (f)	1,027,269	1,009,977
Series 2017-M12, Class A2, 3.16%, 6/25/2027 (f)	2,423,962	2,380,719
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	17

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2017-M13, Class A2, 3.03%, 9/25/2027 (f)	314,217	308,143
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (f)	2,951,212	2,882,428
Series 2018-M4, Class A2, 3.16%, 3/25/2028 (f)	1,706,713	1,667,994
Series 2018-M9, Class APT2, 3.21%, 4/25/2028 (f)	2,329,930	2,279,922
Series 2018-M14, Class A2, 3.70%, 8/25/2028 (f)	364,537	360,242
Series 2017-M5, Class A2, 3.11%, 4/25/2029 (f)	1,870,612	1,815,675
Series 2018-M3, Class A2, 3.15%, 2/25/2030 (f)	879,054	845,976
Series 2020-M50, Class A2, 1.20%, 10/25/2030	348,200	331,579
Series 2020-M50, Class X1, IO, 1.92%, 10/25/2030 (f)	5,372,046	209,031
Series 2021-M11, Class A2, 1.51%, 3/25/2031 (f)	1,517,000	1,311,806
Series 2022-M1G, Class A2, 1.58%, 9/25/2031 (f)	5,000,000	4,333,494
Series 2021-M3, Class X1, IO, 2.01%, 11/25/2033 (f)	312,102	20,123
Morgan Stanley Capital I Trust Series 2021-PLZA, Class A, 2.57%, 11/9/2043 (b)	1,958,000	1,664,165
MRCD MARK Mortgage Trust Series 2019-PARK, Class A, 2.72%, 12/15/2036 (b)	300,000	265,500
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	1,770,000	1,573,076
Total Commercial Mortgage-Backed Securities (Cost $34,016,174)		32,866,111
Collateralized Mortgage Obligations — 4.3%
Citigroup Mortgage Loan Trust Series 2004-HYB4, Class WA, 6.98%, 12/25/2034 (f)	2,610	2,605
Citigroup Mortgage Loan Trust, Inc. Series 2003-1, Class 3A4, 5.25%, 9/25/2033	2,676	2,646
FHLMC Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	1,147,463	1,064,866
Series 2017-4, Class M60C, 3.50%, 6/25/2057	1,152,669	1,068,039
Series 2017-4, Class MT, 3.50%, 6/25/2057	306,749	279,829
Series 2018-2, Class M55D, 4.00%, 11/25/2057	1,202,319	1,133,555
Series 2019-3, Class M55D, 4.00%, 10/25/2058	269,466	253,590
Series 2020-1, Class M55G, 3.00%, 8/25/2059	2,792,743	2,518,407
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

FHLMC, REMIC
Series 3816, Class HA, 3.50%, 11/15/2025	11,587	11,559
Series 3087, Class KX, 5.50%, 12/15/2025	243	243
Series 3787, Class AY, 3.50%, 1/15/2026	12,880	12,832
Series 3794, Class LB, 3.50%, 1/15/2026	10,771	10,725
Series 3102, Class CE, 5.50%, 1/15/2026	1,164	1,162
Series 3123, Class HT, 5.00%, 3/15/2026	14	14
Series 3121, Class JD, 5.50%, 3/15/2026	518	518
Series 3150, Class EQ, 5.00%, 5/15/2026	2,024	2,021
Series 3898, Class KH, 3.50%, 6/15/2026	15,778	15,706
Series 3911, Class B, 3.50%, 8/15/2026	34,211	33,976
Series 3959, Class PB, 3.00%, 11/15/2026	290,307	287,669
Series 3337, Class MD, 5.50%, 6/15/2027	4,572	4,576
Series 2110, Class PG, 6.00%, 1/15/2029	17,374	17,494
Series 3563, Class LB, 4.00%, 8/15/2029	2,422	2,401
Series 3653, Class B, 4.50%, 4/15/2030	30,007	30,103
Series 3824, Class EY, 3.50%, 3/15/2031	91,785	90,614
Series 2525, Class AM, 4.50%, 4/15/2032	209,048	210,188
Series 2441, Class GF, 6.50%, 4/15/2032	6,694	7,009
Series 2436, Class MC, 7.00%, 4/15/2032	2,472	2,521
Series 2760, Class KT, 4.50%, 9/15/2032	25,321	25,448
Series 2505, Class D, 5.50%, 9/15/2032	29,775	30,611
Series 2544, Class KE, 5.50%, 12/15/2032	19,674	20,309
Series 2557, Class HL, 5.30%, 1/15/2033	50,243	50,751
Series 2575, Class PE, 5.50%, 2/15/2033	16,493	17,050
Series 2586, Class WG, 4.00%, 3/15/2033	60,676	60,069
Series 2596, Class QD, 4.00%, 3/15/2033	52,780	51,564
Series 2621, Class QH, 5.00%, 5/15/2033	68,708	70,291
Series 2624, Class QH, 5.00%, 6/15/2033	77,856	79,646
Series 2648, Class BK, 5.00%, 7/15/2033	7,621	7,807
Series 4238, Class UY, 3.00%, 8/15/2033	1,538,847	1,488,954
Series 2673, Class PE, 5.50%, 9/15/2033	121,910	126,288
Series 2696, Class DG, 5.50%, 10/15/2033	111,387	115,924
Series 2725, Class TA, 4.50%, 12/15/2033	210,623	212,272
Series 2733, Class ME, 5.00%, 1/15/2034	103,481	105,671
Series 2768, Class PK, 5.00%, 3/15/2034	117,473	118,705
Series 2934, Class KG, 5.00%, 2/15/2035	89,094	91,678
Series 2960, Class JH, 5.50%, 4/15/2035	237,039	245,952
Series 3082, Class PW, 5.50%, 12/15/2035	17,446	18,148
Series 3084, Class BH, 5.50%, 12/15/2035	367,185	385,022
Series 3098, Class KG, 5.50%, 1/15/2036	401,481	421,443
Series 3136, Class CO, PO, 4/15/2036	4,923	4,315
Series 3145, Class AJ, 5.50%, 4/15/2036	15,392	16,165
Series 3819, Class ZQ, 6.00%, 4/15/2036	260,308	276,149
Series 3200, PO, 8/15/2036	28,895	24,646
Series 3270, Class AT, 5.50%, 1/15/2037	9,538	9,640
Series 3272, Class PA, 6.00%, 2/15/2037	2,803	2,988
Series 3348, Class HT, 6.00%, 7/15/2037	25,460	26,957
Series 3501, Class A, 4.50%, 1/15/2039	81,105	79,643
Series 3508, Class PK, 4.00%, 2/15/2039	1,495	1,437
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 3513, Class A, 4.50%, 2/15/2039	5,559	5,506
Series 3653, Class HJ, 5.00%, 4/15/2040	248,425	251,595
Series 3677, Class KB, 4.50%, 5/15/2040	511,877	515,961
Series 3677, Class PB, 4.50%, 5/15/2040	229,017	230,675
Series 3715, Class PC, 4.50%, 8/15/2040	85,804	86,355
Series 3955, Class HB, 3.00%, 12/15/2040	20,902	20,733
Series 3828, Class PU, 4.50%, 3/15/2041	35,510	35,595
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (f)	100,830	101,721
Series 3956, Class EB, 3.25%, 11/15/2041	588,556	551,789
Series 3963, Class JB, 4.50%, 11/15/2041	828,879	834,239
Series 4026, Class MQ, 4.00%, 4/15/2042	31,822	30,877
Series 4616, Class HP, 3.00%, 9/15/2046	784,938	711,496
Series 3688, Class GT, 7.49%, 11/15/2046 (f)	12,475	13,345
FHLMC, STRIPS Series 262, Class 35, 3.50%, 7/15/2042	353,148	332,618
FNMA, REMIC
Series 1997-57, Class PN, 5.00%, 9/18/2027	11,469	11,413
Series 2009-39, Class LB, 4.50%, 6/25/2029	21,642	21,555
Series 2009-96, Class DB, 4.00%, 11/25/2029	22,519	22,392
Series 2010-28, Class DE, 5.00%, 4/25/2030	79,382	80,361
Series 2001-63, Class TC, 6.00%, 12/25/2031	18,975	19,660
Series 2001-81, Class HE, 6.50%, 1/25/2032	48,922	51,112
Series 2002-75, Class GB, 5.50%, 11/25/2032	11,824	11,757
Series 2011-39, Class ZA, 6.00%, 11/25/2032	214,585	223,470
Series 2002-85, Class PE, 5.50%, 12/25/2032	17,165	17,698
Series 2003-21, Class OU, 5.50%, 3/25/2033	14,829	15,393
Series 2003-26, Class EB, 3.50%, 4/25/2033	334,050	327,600
Series 2003-23, Class CH, 5.00%, 4/25/2033	13,014	13,301
Series 2003-63, Class YB, 5.00%, 7/25/2033	48,579	49,467
Series 2003-69, Class N, 5.00%, 7/25/2033	89,070	90,429
Series 2003-80, Class QG, 5.00%, 8/25/2033	99,057	100,961
Series 2003-85, Class QD, 5.50%, 9/25/2033	50,115	51,815
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2003-94, Class CE, 5.00%, 10/25/2033	1,416	1,410
Series 2005-5, Class CK, 5.00%, 1/25/2035	49,707	49,306
Series 2005-29, Class WC, 4.75%, 4/25/2035	87,386	86,484
Series 2005-48, Class TD, 5.50%, 6/25/2035	119,128	123,609
Series 2005-53, Class MJ, 5.50%, 6/25/2035	119,236	124,528
Series 2005-58, Class EP, 5.50%, 7/25/2035	5,753	5,820
Series 2005-68, Class BE, 5.25%, 8/25/2035	100,321	102,352
Series 2005-68, Class PG, 5.50%, 8/25/2035	39,514	39,815
Series 2005-102, Class PG, 5.00%, 11/25/2035	164,405	168,596
Series 2005-110, Class GL, 5.50%, 12/25/2035	210,331	220,341
Series 2006-49, Class PA, 6.00%, 6/25/2036	22,927	24,161
Series 2009-19, Class PW, 4.50%, 10/25/2036	129,556	130,239
Series 2006-114, Class HE, 5.50%, 12/25/2036	163,273	169,425
Series 2007-33, Class HE, 5.50%, 4/25/2037	12,404	13,043
Series 2007-65, Class KI, IF, IO, 2.16%, 7/25/2037 (f)	3,161	325
Series 2007-71, Class KP, 5.50%, 7/25/2037	7,820	7,752
Series 2007-71, Class GB, 6.00%, 7/25/2037	96,100	102,234
Series 2009-86, Class OT, PO, 10/25/2037	16,612	14,170
Series 2008-72, Class BX, 5.50%, 8/25/2038	7,954	8,250
Series 2008-74, Class B, 5.50%, 9/25/2038	4,095	4,273
Series 2009-37, Class KI, IF, IO, 1.54%, 6/25/2039 (f)	2,443	165
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	5,588	951
Series 2009-92, Class AD, 6.00%, 11/25/2039	50,734	50,744
Series 2009-112, Class ST, IF, IO, 1.79%, 1/25/2040 (f)	38,962	4,073
Series 2010-22, Class PE, 5.00%, 3/25/2040	834,469	859,500
Series 2010-35, Class SB, IF, IO, 1.96%, 4/25/2040 (f)	14,147	954
Series 2010-37, Class CY, 5.00%, 4/25/2040	478,556	489,951
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	19

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2010-54, Class EA, 4.50%, 6/25/2040	10,096	10,056
Series 2010-64, Class DM, 5.00%, 6/25/2040	1,523	1,542
Series 2010-71, Class HJ, 5.50%, 7/25/2040	51,245	53,596
Series 2010-123, Class BP, 4.50%, 11/25/2040	1,202,516	1,208,873
Series 2011-41, Class KL, 4.00%, 5/25/2041	741,582	726,654
Series 2011-50, Class LP, 4.00%, 6/25/2041	290,333	279,482
Series 2012-137, Class CF, 4.76%, 8/25/2041 (f)	25,846	25,798
Series 2012-103, Class DA, 3.50%, 10/25/2041	2,525	2,513
Series 2012-14, Class DE, 3.50%, 3/25/2042	472,446	449,686
Series 2012-139, Class JA, 3.50%, 12/25/2042	230,101	220,060
Series 2013-104, Class CY, 5.00%, 10/25/2043	2,250,000	2,197,127
Series 2019-65, Class PA, 2.50%, 5/25/2048	162,475	148,796
Series 2009-96, Class CB, 4.00%, 11/25/2049	12,694	11,912
Series 2019-7, Class CA, 3.50%, 11/25/2057	1,952,318	1,891,116
FNMA, STRIPS Series 314, Class 1, PO, 7/25/2031	14,929	13,365
GNMA
Series 2003-29, Class PD, 5.50%, 4/16/2033	100,541	100,333
Series 2003-65, Class AP, 5.50%, 8/20/2033	33,371	33,384
Series 2003-77, Class TK, 5.00%, 9/16/2033	140,420	140,253
Series 2004-16, Class GC, 5.50%, 2/20/2034	361,581	365,316
Series 2004-54, Class BG, 5.50%, 7/20/2034	7,860	7,995
Series 2004-93, Class PD, 5.00%, 11/16/2034	207,970	207,724
Series 2004-101, Class BE, 5.00%, 11/20/2034	182,849	182,759
Series 2005-11, Class PL, 5.00%, 2/20/2035	89,866	90,290
Series 2005-26, Class XY, 5.50%, 3/20/2035	332,352	339,012
Series 2005-33, Class AY, 5.50%, 4/16/2035	83,215	83,210
Series 2005-49, Class B, 5.50%, 6/20/2035	29,577	30,084
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2005-51, Class DC, 5.00%, 7/20/2035	71,927	72,446
Series 2005-56, Class BD, 5.00%, 7/20/2035	11,150	11,244
Series 2006-7, Class ND, 5.50%, 8/20/2035	10,979	11,183
Series 2007-37, Class LB, 5.50%, 6/16/2037	84,828	85,591
Series 2007-79, Class BL, 5.75%, 8/20/2037	66,421	66,316
Series 2009-106, Class ST, IF, IO, 1.55%, 2/20/2038 (f)	60,434	1,738
Series 2008-7, Class PQ, 5.00%, 2/20/2038	196,016	195,413
Series 2008-9, Class PW, 5.25%, 2/20/2038	207,244	208,006
Series 2008-23, Class YA, 5.25%, 3/20/2038	47,786	48,020
Series 2008-35, Class NF, 5.00%, 4/20/2038	48,483	48,397
Series 2008-34, Class PG, 5.25%, 4/20/2038	55,934	55,953
Series 2008-33, Class PB, 5.50%, 4/20/2038	167,652	168,963
Series 2008-38, Class BG, 5.00%, 5/16/2038	259,152	260,119
Series 2008-43, Class NB, 5.50%, 5/20/2038	83,574	83,908
Series 2008-56, Class PX, 5.50%, 6/20/2038	163,335	162,896
Series 2008-58, Class PE, 5.50%, 7/16/2038	412,061	418,130
Series 2008-62, Class SA, IF, IO, 1.70%, 7/20/2038 (f)	1,152	5
Series 2008-76, Class US, IF, IO, 1.45%, 9/20/2038 (f)	37,303	1,120
Series 2011-97, Class WA, 6.08%, 11/20/2038 (f)	270,520	275,027
Series 2008-95, Class DS, IF, IO, 2.85%, 12/20/2038 (f)	34,229	333
Series 2009-14, Class AG, 4.50%, 3/20/2039	59,367	59,405
Series 2009-72, Class SM, IF, IO, 1.78%, 8/16/2039 (f)	75,011	5,992
Series 2009-61, Class AP, 4.00%, 8/20/2039	5,512	5,417
Series 2010-130, Class BD, 4.00%, 12/20/2039	188,543	186,136
Series 2010-157, Class OP, PO, 12/20/2040	59,048	50,757
Series 2014-H11, Class VA, 4.94%, 6/20/2064 (f)	507,388	507,507
Series 2015-H20, Class FA, 4.91%, 8/20/2065 (f)	559,350	559,257
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2015-H26, Class FG, 4.96%, 10/20/2065 (f)	427,408	427,597
GSR Mortgage Loan Trust Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	30,038	30,516
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 6.91%, 11/25/2033 (f)	38,668	38,253
Series 2007-A1, Class 5A5, 6.36%, 7/25/2035 (f)	11,065	11,231
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 6.74%, 4/21/2034 (f)	21,948	21,611
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 5.08%, 10/25/2028 (f)	12,351	12,050
Series 2004-B, Class A1, 4.94%, 5/25/2029 (f)	23,008	22,351
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.64%, 4/25/2034 (f)	12,681	12,529
PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	7,082	7,837
Seasoned Loans Structured Transaction Series 2018-2, Class A1, 3.50%, 11/25/2028	308,139	301,755
Sequoia Mortgage Trust Series 2004-11, Class A1, 5.05%, 12/20/2034 (f)	46,249	41,922
Thornburg Mortgage Securities Trust Series 2004-4, Class 3A, 5.36%, 12/25/2044 (f)	57,811	55,966
Vendee Mortgage Trust Series 2003-2, Class Z, 5.00%, 5/15/2033	178,874	181,057
WaMu Mortgage Pass-Through Certificates Trust Series 2003-AR11, Class A6, 6.66%, 10/25/2033 (f)	43,837	41,483
Total Collateralized Mortgage Obligations (Cost $34,546,957)		32,460,144
Foreign Government Securities — 0.3%
United Mexican States
6.00%, 5/13/2030	700,000	731,850
2.66%, 5/24/2031	1,800,000	1,585,800
Total Foreign Government Securities (Cost $2,374,025)		2,317,650
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 2.5%
Investment Companies — 2.5%
JPMorgan Prime Money Market Fund Class IM Shares, 4.36% (g) (h) (Cost $18,873,362)	18,868,623	18,874,284
Total Investments — 99.3% (Cost $759,931,256)		757,232,247
Other Assets in Excess of Liabilities — 0.7%		5,285,953
NET ASSETS — 100.0%		762,518,200

Percentages indicated are based on net assets.

Abbreviations
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	21

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(a)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2025.
(d)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
August 31, 2025 is $1,549,680 or 0.20% of the
Fund’s net assets as of August 31, 2025.

(e)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2025.

(f)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2025.

(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of August 31, 2025.
Futures contracts outstanding as of August 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	1,247	12/19/2025	USD	140,306,984	640,097
U.S. Treasury 10 Year Ultra Note	174	12/19/2025	USD	19,909,406	123,437
U.S. Treasury Long Bond	84	12/19/2025	USD	9,597,000	2,483
U.S. Treasury 2 Year Note	70	12/31/2025	USD	14,601,016	20,149
U.S. Treasury 5 Year Note	142	12/31/2025	USD	15,549,000	64,073
					850,239
Short Contracts
U.S. Treasury Ultra Bond	(102)	12/19/2025	USD	(11,873,438)	47,226
					897,465

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Exchange-Traded Funds	August 31, 2025

Centrally Cleared Inflation-linked swap contracts outstanding as of August 31, 2025 :

FLOATING RATE INDEX (a)	FIXED RATE %	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) $	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CPI-U at termination	2.34% at termination	Receive	4/9/2030	USD4,135,000	—	64,580	64,580
CPI-U at termination	2.34% at termination	Receive	4/9/2035	USD5,690,000	—	113,580	113,580
CPI-U at termination	2.43% at termination	Receive	5/7/2035	USD8,125,000	(4,454)	103,512	99,058
CPI-U at termination	2.45% at termination	Receive	12/3/2034	USD3,639,000	—	53,234	53,234
CPI-U at termination	2.45% at termination	Receive	3/17/2035	USD62,445,000	34,834	745,409	780,243
CPI-U at termination	2.46% at termination	Receive	5/2/2030	USD7,395,000	—	69,686	69,686
CPI-U at termination	2.49% at termination	Receive	6/3/2035	USD30,070,000	28,619	250,988	279,607
CPI-U at termination	2.50% at termination	Receive	7/2/2030	USD9,060,000	—	97,451	97,451
CPI-U at termination	2.50% at termination	Receive	6/3/2035	USD4,890,000	—	41,640	41,640
CPI-U at termination	2.50% at termination	Receive	6/4/2035	USD5,015,000	—	43,464	43,464
CPI-U at termination	2.50% at termination	Receive	7/3/2035	USD3,370,000	—	31,421	31,421
CPI-U at termination	2.51% at termination	Receive	2/28/2035	USD46,170,000	—	379,307	379,307
CPI-U at termination	2.52% at termination	Receive	7/3/2030	USD7,735,000	—	74,164	74,164
CPI-U at termination	2.52% at termination	Receive	8/6/2035	USD1,725,000	—	13,452	13,452
CPI-U at termination	2.54% at termination	Receive	3/6/2030	USD4,395,000	—	37,979	37,979
CPI-U at termination	2.55% at termination	Receive	6/4/2030	USD9,110,000	—	69,966	69,966
CPI-U at termination	2.56% at termination	Receive	3/5/2030	USD8,675,000	—	66,419	66,419
CPI-U at termination	2.56% at termination	Receive	1/31/2035	USD8,658,000	—	36,087	36,087
CPI-U at termination	2.56% at termination	Receive	8/4/2035	USD17,140,000	—	67,238	67,238
CPI-U at termination	2.57% at termination	Receive	4/2/2030	USD14,525,000	—	71,568	71,568
CPI-U at termination	2.59% at termination	Receive	2/4/2035	USD15,673,000	—	32,933	32,933
CPI-U at termination	2.61% at termination	Receive	8/6/2030	USD3,200,000	—	17,828	17,828
CPI-U at termination	2.61% at termination	Receive	8/7/2030	USD3,190,000	—	18,236	18,236
CPI-U at termination	2.62% at termination	Receive	6/18/2028	USD193,485,000	(80,582)	1,554,662	1,474,080
CPI-U at termination	2.65% at termination	Receive	8/4/2030	USD4,690,000	—	17,917	17,917
CPI-U at termination	2.67% at termination	Receive	8/13/2030	USD92,605,000	(105,795)	351,357	245,562
CPI-U at termination	2.68% at termination	Receive	8/13/2030	USD12,770,000	—	23,329	23,329
CPI-U at termination	2.77% at termination	Receive	7/7/2027	USD18,800,000	—	114,941	114,941
CPI-U at termination	2.84% at termination	Receive	8/1/2028	USD30,310,000	—	60,441	60,441
CPI-U at termination	3.00% at termination	Receive	7/31/2027	USD37,070,000	—	78,863	78,863
CPI-U at termination	3.43% at termination	Receive	7/31/2026	USD11,000,000	—	10,198	10,198
					(127,378)	4,711,850	4,584,472

Abbreviations
CPI-U	Consumer Price Index for All Urban Consumers
USD	United States Dollar

(a)	Value of floating rate index at August 31, 2025 was as follows:

FLOATING RATE INDEX	VALUE
CPI-U	3.24%
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	23

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of August 31, 2025:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.IG.44-V1	1.00	Quarterly	6/20/2030	0.51	USD 109,620,000	(1,920,371)	(662,928)	(2,583,299)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
Centrally Cleared interest rate swap contracts outstanding as of August 31, 2025:

FLOATING RATE INDEX (a)	FIXED RATE %	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
1 day SOFR annually	4.08 annually	Pay	4/1/2035	USD26,805,000	—	43,856
1 day SOFR annually	4.00 annually	Pay	3/15/2035	USD23,480,000	—	(24,349)
					—	19,507

Abbreviations
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	Value of floating rate index at August 31, 2025 was as follows:

FLOATING RATE INDEX	VALUE
1 day SOFR	4.34%
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Exchange-Traded Funds	August 31, 2025

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — 42.9%
Affirm Asset Securitization Trust Series 2024-X2, Class A, 5.22%, 12/17/2029 (a)	311,880	312,134
American Credit Acceptance Receivables Trust Series 2025-3, Class C, 4.95%, 7/12/2032 (a)	16,665,000	16,793,320
Amortizing Residential Collateral Trust Series 2002-BC9, Class M1, 6.09%, 12/25/2032 (b)	977,011	934,966
AMSR Trust
Series 2021-SFR1, Class B, 2.15%, 6/17/2038 (a)	1,285,000	1,206,603
Series 2021-SFR2, Class A, 1.53%, 8/17/2038 (a)	3,999,080	3,883,825
Series 2024-SFR1, Class A, 4.29%, 7/17/2041 (a) (c)	7,810,000	7,748,896
Series 2025-SFR1, Class A, 3.66%, 6/17/2042 (a)	2,025,000	1,944,745
Apidos CLO (Cayman Islands)
Series 2019-31A, Class A1R, 5.68%, 4/15/2031 (a) (b)	2,740,560	2,743,032
Series 2016-25A, Class A1R3, 5.47%, 1/20/2037 (a) (b)	3,355,000	3,348,444
Aqua Finance Issuer Trust Series 2025-A, Class A, 5.25%, 12/19/2050 (a)	5,531,192	5,619,562
Auxilior Term Funding LLC Series 2023-1A, Class A2, 6.18%, 12/15/2028 (a)	362,758	365,540
BA Credit Card Trust Series 2024-A1, Class A, 4.93%, 5/15/2029	4,500,000	4,573,660
Ballyrock CLO Ltd. (Cayman Islands)
Series 2020-2A, Class A1R, 5.60%, 10/20/2031 (a) (b)	2,039,287	2,040,394
Series 2019-1A, Class A1R, 5.61%, 7/15/2032 (a) (b)	5,028,813	5,031,237
Bear Stearns Asset-Backed Securities I Trust Series 2005-HE1, Class M2, 5.25%, 1/25/2035 (b)	207,150	215,092
Bear Stearns Asset-Backed Securities Trust Series 2003-SD1, Class A, 5.34%, 12/25/2033 (b)	368,806	380,837
Benefit Street Partners CLO Ltd. (Cayman Islands) Series 2018-14A, Class AR, 5.70%, 10/20/2037 (a) (b)	5,000,000	5,015,800
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A, 3.28%, 9/26/2033 (a)	578,901	572,098
Bridge Trust
Series 2022-SFR1, Class C, 4.45%, 11/17/2037 (a)	4,000,000	3,984,792
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2025-SFR1, Class A, 4.05%, 9/17/2042 (a)	8,530,000	8,209,954
Bridgecrest Lending Auto Securitization Trust
Series 2025-1, Class C, 5.15%, 12/17/2029	8,000,000	8,054,908
Series 2025-3, Class C, 4.81%, 5/15/2031	5,600,000	5,630,420
BSPRT Issuer Ltd. Series 2022-FL8, Class A, 5.84%, 2/15/2037 (a) (b)	1,628,941	1,630,444
Business Jet Securities LLC
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (a)	5,396,099	5,330,729
Series 2024-1A, Class A, 6.20%, 5/15/2039 ‡ (a)	3,391,868	3,500,523
Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (a)	5,318,473	5,347,665
BXG Receivables Note Trust Series 2018-A, Class A, 3.77%, 2/2/2034 (a)	361,259	361,004
BXMT Ltd. (Cayman Islands) Series 2020-FL3, Class A, 6.38%, 11/15/2037 (a) (b)	2,979,875	2,980,724
Carlyle US CLO Ltd. (Cayman Islands) Series 2021-1A, Class A1BR, 5.92%, 1/15/2040 (a) (b)	5,000,000	5,004,510
Carmax Auto Owner Trust
Series 2022-2, Class A3, 3.49%, 2/16/2027	479,346	478,675
Series 2025-1, Class A3, 4.84%, 1/15/2030	3,235,000	3,283,774
Series 2025-3, Class B, 4.68%, 3/17/2031	8,000,000	8,113,146
CARS-DB5 LP Series 2021-1A, Class A1, 1.44%, 8/15/2051 (a)	2,262,385	2,177,259
Carvana Auto Receivables Trust
Series 2023-N4, Class A, 6.42%, 1/10/2028 (a)	855,423	858,086
Series 2024-P2, Class A3, 5.33%, 7/10/2029	2,250,000	2,272,028
Series 2023-N1, Class D, 6.69%, 7/10/2029 (a)	10,000,000	10,245,415
Series 2024-P3, Class A3, 4.26%, 10/10/2029	5,000,000	5,002,559
Series 2024-P4, Class A3, 4.64%, 1/10/2030	1,835,000	1,845,293
Series 2024-P3, Class A4, 4.31%, 9/10/2030	4,350,000	4,374,646
CCG Receivables Trust Series 2023-2, Class B, 6.21%, 4/14/2032 (a)	5,061,000	5,204,401

25

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Centex Home Equity Loan Trust Series 2002-A, Class MV1, 5.29%, 1/25/2032 (b)	68,034	73,594
CF Hippolyta Issuer LLC Series 2020-1, Class A1, 1.69%, 7/15/2060 (a)	2,301,749	1,992,954
Clarus Capital Funding LLC Series 2024-1A, Class A2, 4.71%, 8/20/2032 (a)	1,904,849	1,909,389
CNH Equipment Trust Series 2024-C, Class A4, 4.12%, 3/15/2032	3,585,000	3,611,706
Consumer Portfolio Services Auto Trust
Series 2025-A, Class A, 4.77%, 10/16/2028 (a)	2,215,057	2,218,880
Series 2025-B, Class A, 4.74%, 2/15/2029 (a)	4,918,487	4,929,441
CoreVest American Finance Trust
Series 2020-2, Class A, 3.38%, 5/15/2052 (a)	56,641	56,364
Series 2020-4, Class A, 1.17%, 12/15/2052 (a)	858,834	854,265
Countrywide Asset-Backed Certificates
Series 2003-BC2, Class 2A1, 5.04%, 6/25/2033 (b)	74,923	74,697
Series 2004-S1, Class M2, 5.58%, 2/25/2035 (c)	8,243	8,249
CPS Auto Receivables Trust
Series 2024-D, Class A, 4.91%, 6/15/2028 (a)	635,636	636,373
Series 2025-C, Class C, 4.91%, 10/15/2031 (a)	9,480,000	9,531,946
Credit Acceptance Auto Loan Trust
Series 2023-3A, Class A, 6.39%, 8/15/2033 (a)	2,375,000	2,389,918
Series 2024-3A, Class A, 4.68%, 9/15/2034 (a)	11,845,000	11,897,071
Series 2025-1A, Class A, 5.02%, 3/15/2035 (a)	5,745,000	5,817,959
Crossroads Asset Trust Series 2025-A, Class A2, 4.91%, 2/20/2032 (a)	2,005,000	2,013,467
DailyPay Securitization Trust Series 2025-1A, Class A, 5.63%, 6/26/2028 (a)	5,500,000	5,534,646
Diamond Resorts Owner Trust Series 2021-1A, Class A, 1.51%, 11/21/2033 (a)	247,296	246,841
DLLAA LLC Series 2025-1A, Class A2, 4.70%, 10/20/2027 (a)	3,000,000	3,008,124
DLLAD LLC Series 2025-1A, Class A3, 4.42%, 9/20/2030 (a)	3,615,000	3,646,342
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Drive Auto Receivables Trust Series 2024-2, Class A3, 4.50%, 9/15/2028	3,460,000	3,463,434
Dryden CLO Ltd. (Cayman Islands) Series 2020-86A, Class A1R2, 5.45%, 7/17/2034 (a) (b)	15,000,000	15,009,360
Dryden Senior Loan Fund (Cayman Islands) Series 2016-43A, Class AR3, 5.40%, 4/20/2034 (a) (b)	5,000,000	4,996,310
DT Auto Owner Trust
Series 2021-4A, Class E, 3.34%, 7/17/2028 (a)	9,115,000	8,995,006
Series 2023-1A, Class D, 6.44%, 11/15/2028 (a)	2,500,000	2,544,007
Elmwood CLO Ltd. (Cayman Islands)
Series 2021-1A, Class AR, 5.88%, 4/20/2037 (a) (b)	22,875,000	22,961,994
Series 2021-5A, Class AR, 5.68%, 10/15/2037 (a) (b)	5,200,000	5,215,059
Enterprise Fleet Financing LLC
Series 2025-2, Class A3, 4.41%, 6/20/2029 (a)	3,565,000	3,595,907
Series 2025-3, Class A3, 4.46%, 9/20/2029 (a)	5,500,000	5,555,867
Exeter Automobile Receivables Trust
Series 2021-4A, Class E, 4.02%, 1/17/2028 (a)	8,000,000	7,919,853
Series 2024-5A, Class A3, 4.45%, 3/15/2028	1,750,000	1,750,162
Series 2023-4A, Class C, 6.51%, 8/15/2028	2,500,000	2,522,732
Series 2024-2A, Class C, 5.74%, 5/15/2029	15,565,000	15,741,733
Series 2024-4A, Class A3, 5.28%, 8/15/2030	2,730,253	2,734,755
Exeter Select Automobile Receivables Trust Series 2025-2, Class B, 4.63%, 11/17/2031	3,748,000	3,779,378
First Franklin Mortgage Loan Trust
Series 2002-FF1, Class M1, 5.49%, 4/25/2032 (b)	37,496	42,692
Series 2002-FF4, Class M1, 6.01%, 2/25/2033 (b)	578,174	500,370
Series 2003-FFH1, Class M2, 7.06%, 9/25/2033 (b)	227,863	210,182
Series 2004-FF8, Class M4, 6.04%, 10/25/2034 (b)	176,861	118,075
FirstKey Homes Trust
Series 2022-SFR3, Class B, 4.50%, 7/17/2038 (a)	11,988,000	11,932,394

26

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2021-SFR1, Class A, 1.54%, 8/17/2038 (a)	6,385,994	6,208,963
Series 2022-SFRA, Class A, 3.10%, 3/17/2039 (a)	1,958,042	1,916,537
Series 2022-SFR1, Class B, 4.49%, 5/19/2039 (a)	6,000,000	5,964,432
Foundation Finance Trust
Series 2024-1A, Class A, 5.50%, 12/15/2049 (a)	1,621,601	1,661,851
Series 2024-2A, Class A, 4.60%, 3/15/2050 (a)	3,561,514	3,568,633
Series 2025-2A, Class A, 4.67%, 4/15/2052 (a)	9,609,219	9,649,910
FS Rialto (Cayman Islands) Series 2021-FL3, Class A, 5.72%, 11/16/2036 (a) (b)	2,630,746	2,627,560
Generate CLO Ltd. (Cayman Islands) Series 6A, Class AR2, 5.73%, 10/22/2037 (a) (b)	5,000,000	5,013,375
GLS Auto Receivables Issuer Trust
Series 2025-1A, Class B, 4.98%, 7/16/2029 (a)	15,300,000	15,455,454
Series 2025-2A, Class B, 4.97%, 10/15/2029 (a)	2,500,000	2,525,818
Series 2025-3A, Class B, 4.57%, 1/15/2030 (a)	8,260,000	8,290,857
GLS Auto Select Receivables Trust
Series 2024-4A, Class A2, 4.43%, 12/17/2029 (a)	1,011,437	1,012,216
Series 2025-3A, Class B, 4.81%, 9/15/2031 (a)	1,609,000	1,619,258
GM Financial Automobile Leasing Trust
Series 2024-3, Class A3, 4.21%, 10/20/2027	1,250,000	1,250,981
Series 2024-3, Class A4, 4.22%, 10/20/2028	1,250,000	1,251,302
Gm Financial Consumer Automobile Receivables Trust Series 2025-3, Class B, 4.53%, 9/16/2031	1,740,000	1,761,602
GMF Floorplan Owner Revolving Trust Series 2024-4A, Class A2, 4.89%, 11/15/2029 (a) (b)	3,000,000	3,000,132
Goodgreen (Cayman Islands)
Series 2018-1A, Class A, 3.93%, 10/15/2053 ‡ (a) (b)	1,631,441	1,507,184
Series 2019-1A, Class A, 3.86%, 10/15/2054 ‡ (a)	1,173,007	1,070,405
Goodgreen Trust Series 2017-2A, Class A, 3.26%, 10/15/2053 ‡ (a)	1,007,960	909,342
Goodleap, 6.63%, 7/15/2038 ‡ (a)	1,276,530	1,309,809
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

GreatAmerica Leasing Receivables Funding LLC Series 2025-1, Class A3, 4.49%, 4/16/2029 (a)	2,000,000	2,011,992
GreenPoint Mortgage Funding Trust Series 2005-HE3, Class A, 4.66%, 9/15/2030 (b)	1,374	1,371
Harley-Davidson Motorcycle Trust Series 2024-B, Class A4, 4.28%, 4/15/2032	2,850,000	2,865,586
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 ‡ (a)	647,963	612,936
Hertz Vehicle Financing LLC
Series 2025-3A, Class A, 5.06%, 12/26/2029 (a)	14,285,000	14,519,154
Series 2025-2A, Class A, 5.13%, 9/25/2031 (a)	1,050,000	1,064,454
Hertz Vehicle Financing LP Series 2021-2A, Class A, 1.68%, 12/27/2027 (a)	13,700,000	13,284,686
Hilton Grand Vacations Trust
Series 2022-2A, Class A, 4.30%, 1/25/2037 (a)	958,800	953,351
Series 2020-AA, Class A, 2.74%, 2/25/2039 (a)	423,587	415,544
Series 2025-1A, Class A, 4.88%, 5/27/2042 (a)	1,792,835	1,818,030
Series 2025-2A, Class A, 4.54%, 5/25/2044 (a)	6,870,000	6,892,692
Home Partners of America Trust
Series 2022-1, Class B, 4.33%, 4/17/2039 (a)	9,304,793	9,219,099
Series 2022-1, Class D, 4.73%, 4/17/2039 (a)	524,886	518,136
Series 2019-1, Class D, 3.41%, 9/17/2039 (a)	812,485	792,278
Series 2021-3, Class D, 3.00%, 1/17/2041 (a)	1,618,714	1,510,533
Honda Auto Receivables Owner Trust Series 2025-2, Class A3, 4.15%, 10/15/2029	2,765,000	2,778,945
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B, 4.96%, 3/21/2033 (a)	3,082,435	3,098,788
Series 2025-2, Class B1, 4.84%, 9/20/2033 (a)	4,900,000	4,911,926
Hyundai Auto Lease Securitization Trust Series 2025-A, Class A2A, 4.60%, 6/15/2027 (a)	5,953,909	5,966,374
Hyundai Auto Receivables Trust Series 2025-A, Class A4, 4.40%, 4/15/2031	4,345,000	4,395,562
John Deere Owner Trust Series 2024-C, Class A3, 4.06%, 6/15/2029	6,000,000	6,006,005

27

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Jonah Energy ABS LLC, 5.91%, 1/10/2041 ‡ (d)	2,000,000	2,000,000
LAD Auto Receivables Trust Series 2025-2A, Class B, 4.53%, 5/17/2032 (a)	4,000,000	4,014,984
LCM Ltd. (Cayman Islands)
Series 29A, Class AR, 5.65%, 4/15/2031 (a) (b)	2,231,959	2,234,030
Series 36A, Class A1R, 5.39%, 1/15/2034 (a) (b)	3,902,000	3,892,819
Series 34A, Class A1R, 5.51%, 10/20/2034 (a) (b)	15,000,000	15,000,000
Lending Funding Trust Series 2020-2A, Class C, 4.30%, 4/21/2031 (a)	980,000	964,661
Lendmark Funding Trust
Series 2021-1A, Class A, 1.90%, 11/20/2031 (a)	3,375,000	3,254,382
Series 2021-1A, Class B, 2.47%, 11/20/2031 (a)	1,000,000	951,680
Series 2021-2A, Class A, 2.00%, 4/20/2032 (a)	6,545,000	6,274,931
Series 2025-2A, Class B, 4.98%, 10/20/2034 (a)	11,025,000	11,129,289
M&T Equipment Notes Series 2024-1A, Class A2, 4.99%, 8/18/2031 (a)	3,071,947	3,081,203
Magnetite Ltd. (Cayman Islands) Series 2022-32A, Class AR, 0.00%, 10/15/2037 ‡ (a) (b) (e)	8,000,000	8,000,000
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	3,000,000	2,921,460
Series 2024-AA, Class A, 5.13%, 9/22/2036 (a)	10,700,000	10,853,618
Marlette Funding Trust Series 2025-1A, Class B, 4.95%, 7/16/2035 (a)	10,000,000	10,033,872
Mercedes-Benz Auto Lease Trust Series 2024-B, Class A4, 4.22%, 6/17/2030	1,915,000	1,916,077
MF1 Ltd. (Cayman Islands)
Series 2021-FL7, Class A, 5.55%, 10/16/2036 (a) (b)	1,314,493	1,313,906
Series 2022-FL8, Class A, 5.70%, 2/19/2037 (a) (b)	3,594,023	3,594,005
Mission Lane Credit Card Master Trust Series 2025-B, Class A, 5.06%, 9/15/2031 (a)	5,700,000	5,734,422
MMP Capital LLC Series 2025-A, Class A, 5.36%, 12/15/2031 (a)	2,024,191	2,036,600
MVW LLC
Series 2024-2A, Class A, 4.43%, 3/20/2042 (a)	2,191,438	2,193,539
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2025-1A, Class A, 4.97%, 9/22/2042 (a)	3,308,709	3,356,330
Series 2024-1A, Class A, 5.32%, 2/20/2043 (a)	1,475,276	1,507,690
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands) Series 2021-42A, Class AR, 5.27%, 7/16/2036 (a) (b)	5,000,000	4,997,415
New Century Home Equity Loan Trust Series 2003-5, Class AII, 1.07%, 11/25/2033 (b)	94,477	58,174
New Residential Mortgage Loan Trust Series 2022-SFR2, Class B, 3.75%, 9/4/2039 (a)	12,615,000	12,334,765
NMEF Funding LLC Series 2025-B, Class A2, 4.64%, 1/18/2033 (a)	4,235,000	4,245,158
OCP CLO Ltd. (Cayman Islands)
Series 2015-9A, Class AR3, 5.42%, 1/15/2037 (a) (b)	5,000,000	4,991,660
Series 2023-26A, Class AR, 5.40%, 4/17/2037 (a) (b)	5,000,000	5,002,210
Series 2018-15A, Class BR, 5.93%, 1/20/2038 (a) (b)	2,850,000	2,852,058
Series 2025-44A, Class A, 5.56%, 10/24/2038 (a) (b)	10,000,000	10,031,200
OneMain Financial Issuance Trust Series 2021-1A, Class A1, 1.55%, 6/16/2036 (a)	5,000,000	4,813,897
Oportun Funding Trust Series 2025-1, Class A, 4.96%, 8/16/2032 (a)	852,184	851,945
Oportun Issuance Trust
Series 2022-A, Class A, 5.05%, 6/9/2031 (a)	364,466	364,389
Series 2025-A, Class A, 5.01%, 2/8/2033 (a)	3,440,000	3,441,518
Series 2025-B, Class A, 4.88%, 5/9/2033 (a)	7,250,000	7,294,353
Series 2025-C, Class A, 4.49%, 7/8/2033 (a)	10,000,000	10,030,009
Pagaya AI Technology in Housing Trust Series 2023-1, Class A, 3.60%, 10/25/2040 (a)	3,500,000	3,396,781
Palmer Square CLO Ltd. (Cayman Islands) Series 2021-2A, Class AR1, 5.57%, 2/15/2038 (a) (b)	5,000,000	5,006,325
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2022-2A, Class A1, 5.59%, 10/15/2030 (a) (b)	607,792	607,661
Series 2024-1A, Class A1, 5.37%, 10/15/2032 (a) (b)	3,968,455	3,973,955

28

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2024-2A, Class A2, 5.77%, 1/15/2033 (a) (b)	5,000,000	5,007,350
Series 2025-1A, Class A2, 5.41%, 2/15/2033 (a) (b)	4,800,000	4,767,926
PEAC Solutions Receivables LLC Series 2024-2A, Class A2, 4.74%, 4/20/2027 (a)	1,281,883	1,283,855
Porsche Innovative Lease Owner Trust
Series 2024-2A, Class A3, 4.35%, 10/20/2027 (a)	2,405,000	2,409,454
Series 2024-2A, Class A4, 4.26%, 9/20/2030 (a)	2,835,000	2,838,083
Prestige Auto Receivables Trust Series 2024-2A, Class A2, 4.72%, 2/15/2028 (a)	1,765,585	1,766,681
Progress Residential Trust
Series 2021-SFR8, Class A, 1.51%, 10/17/2038 (a)	4,406,895	4,294,999
Series 2023-SFR1, Class A, 4.30%, 3/17/2040 (a)	3,383,637	3,376,760
Series 2024-SFR1, Class A, 3.35%, 2/17/2041 (a)	5,447,771	5,262,270
Series 2024-SFR2, Class A, 3.30%, 4/17/2041 (a)	7,874,184	7,579,202
Series 2024-SFR3, Class A, 3.00%, 6/17/2041 (a)	24,397,062	23,230,226
Series 2024-SFR4, Class A, 3.10%, 7/17/2041 (a)	6,892,198	6,566,399
Series 2025-SFR2, Class A, 3.31%, 4/17/2042 (a)	11,993,239	11,406,569
Series 2025-SFR3, Class A, 3.39%, 7/17/2042 (a)	10,000,000	9,481,073
Series 2025-SFR4, Class A, 4.30%, 8/17/2042 (a)	8,000,000	7,918,739
RASC Trust Series 2003-KS4, Class MI2, 5.01%, 6/25/2033 (c)	522,587	437,029
Reach ABS Trust Series 2025-1A, Class A, 4.96%, 8/16/2032 (a)	609,868	611,057
Regional Management Issuance Trust
Series 2022-1, Class C, 4.46%, 3/15/2032 (a)	1,334,000	1,321,795
Series 2025-1, Class A, 4.99%, 4/17/2034 (a)	4,055,000	4,079,531
Santander Bank Auto Credit-Linked Notes Series 2024-A, Class C, 5.82%, 6/15/2032 (a)	5,635,531	5,694,204
SBNA Auto Lease Trust
Series 2024-C, Class A3, 4.56%, 2/22/2028 (a)	1,000,000	1,002,155
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2025-A, Class A3, 4.83%, 4/20/2028 (a)	2,000,000	2,012,806
SCF Equipment Leasing LLC Series 2024-1A, Class A3, 5.52%, 1/20/2032 (a)	1,175,000	1,204,652
SCF Equipment Trust LLC Series 2025-1A, Class A2, 4.82%, 7/22/2030 (a)	2,225,243	2,231,101
Sierra Timeshare Receivables Funding LLC
Series 2025-1A, Class A, 4.81%, 1/21/2042 (a)	2,519,337	2,549,067
Series 2025-2A, Class A, 4.72%, 4/20/2044 (a)	2,704,984	2,732,260
SoFi Consumer Loan Program Trust Series 2025-1, Class A, 4.80%, 2/27/2034 (a)	2,597,729	2,606,544
SoFi Professional Loan Program Trust
Series 2021-B, Class AFX, 1.14%, 2/15/2047 (a)	2,128,358	1,865,210
Series 2018-B, Class A2FX, 3.34%, 8/25/2047 (a)	84,036	83,800
STAR Trust
Series 2025-SFR5, Class A, 5.81%, 2/17/2042 (a) (b)	1,000,000	1,000,625
Series 2025-SFR6, Class A, 5.76%, 8/17/2042 (a) (b)	5,000,000	5,015,602
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-AA, Class A3, 4.47%, 7/20/2028 (a)	4,825,000	4,858,846
Series 2025-AA, Class B, 4.74%, 4/20/2029 (a)	12,358,000	12,472,138
TCI-Flatiron CLO Ltd. (Cayman Islands) Series 2018-1A, Class AR2, 5.26%, 7/29/2035 (a) (b)	5,000,000	5,000,000
Tesla Auto Lease Trust
Series 2024-A, Class B, 5.55%, 5/22/2028 (a)	3,000,000	3,021,489
Series 2024-B, Class A4, 4.88%, 6/20/2028 (a)	6,500,000	6,536,311
Toyota Lease Owner Trust Series 2024-B, Class A3, 4.21%, 9/20/2027 (a)	6,000,000	6,005,315
Tricon American Homes Series 2020-SFR1, Class A, 1.50%, 7/17/2038 (a)	5,953,272	5,802,769
Tricon American Homes Trust Series 2019-SFR1, Class A, 2.75%, 3/17/2038 (a)	3,237,799	3,206,945
Tricon Residential Trust
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 (a)	1,646,809	1,656,620
Series 2024-SFR1, Class A, 4.65%, 4/17/2041 (a)	1,390,000	1,393,146

29

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2025-SFR1, Class A, 5.46%, 3/17/2042 (a) (b)	2,713,988	2,720,947
UPX HIL Issuer Trust Series 2025-1, Class A, 5.16%, 1/25/2047 ‡ (a)	7,895,000	7,915,764
US Auto Funding Trust Series 2022-1A, Class A, 3.98%, 4/15/2025 (a)	48,494	48,378
Verdant Receivables LLC Series 2023-1A, Class A2, 6.24%, 1/13/2031 (a)	1,526,231	1,552,494
Veros Auto Receivables Trust Series 2023-1, Class B, 7.17%, 11/15/2028 (a)	1,927,462	1,939,558
VOLT C LLC Series 2021-NPL9, Class A1, 5.99%, 5/25/2051 (a) (c)	680,592	680,277
VOLT XCIV LLC Series 2021-NPL3, Class A1, 6.24%, 2/27/2051 (a) (c)	54,126	54,101
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (a) (c)	340,155	340,048
VOLT XCVII LLC Series 2021-NPL6, Class A1, 6.24%, 4/25/2051 (a) (c)	302,879	302,782
Volvo Financial Equipment LLC Series 2024-1A, Class A3, 4.29%, 10/16/2028 (a)	3,000,000	3,008,595
Voya CLO Ltd. (Cayman Islands) Series 2020-1A, Class ARR, 5.32%, 7/16/2034 (a) (b) (e)	8,000,000	8,000,000
Western Funding Auto Loan Trust Series 2025-1, Class B, 4.98%, 9/17/2035 (a)	8,600,000	8,699,419
Westlake Automobile Receivables Trust
Series 2023-3A, Class A3, 5.82%, 5/17/2027 (a)	1,808,043	1,811,195
Series 2024-3A, Class B, 4.72%, 11/15/2029 (a)	7,480,000	7,502,113
Wheels Fleet Lease Funding LLC Series 2025-1A, Class A1, 4.57%, 1/18/2040 (a)	7,000,000	7,054,398
Wind River CLO Ltd. (Cayman Islands) Series 2021-4A, Class AR, 5.56%, 1/20/2035 (a) (b)	15,000,000	15,024,780
Wingspire Equipment Finance LLC Series 2024-1A, Class A2, 4.99%, 9/20/2032 (a)	3,453,280	3,461,549
World Omni Auto Receivables Trust
Series 2024-A, Class A4, 4.84%, 10/15/2029	2,890,000	2,933,296
Series 2025-B, Class A3, 4.34%, 9/16/2030	3,795,000	3,829,232
World Omni Automobile Lease Securitization Trust Series 2025-A, Class A3, 4.42%, 4/17/2028	2,750,000	2,767,338
Total Asset-Backed Securities (Cost $945,235,246)		949,665,537
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — 23.3%
Alternative Loan Trust
Series 2004-J4, Class 1A6, 5.40%, 6/25/2034 (c)	167	166
Series 2004-33, Class 3A3, 4.73%, 12/25/2034 (b)	89,554	85,718
Anchor Mortgage Trust Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 (a) (c)	1,695,000	1,704,074
Banc of America Funding Trust Series 2006-1, Class 2A1, 5.50%, 1/25/2036	74,599	65,645
Banc of America Mortgage Trust Series 2004-D, Class 2A2, 6.46%, 5/25/2034 (b)	52,872	51,190
Bear Stearns Asset-Backed Securities I Trust Series 2004-AC6, Class M1, 5.44%, 11/25/2034 (b)	26,227	12,124
BRAVO Residential Funding Trust Series 2025-NQM6, Class A1, 5.33%, 6/25/2065 (a) (c)	6,028,290	6,063,490
CFMT LLC Series 2024-HB15, Class A, 4.00%, 8/25/2034 ‡ (a) (b)	1,277,186	1,270,389
Connecticut Avenue Securities
Series 2025-R01, Class 1A1, 5.30%, 1/25/2045 (a) (b)	3,210,310	3,210,305
Series 2025-R01, Class 1M1, 5.45%, 1/25/2045 (a) (b)	2,356,108	2,357,589
Connecticut Avenue Securities Trust
Series 2021-R03, Class 1M1, 5.20%, 12/25/2041 (a) (b)	875,304	875,304
Series 2022-R01, Class 1M1, 5.35%, 12/25/2041 (a) (b)	734,036	734,267
Series 2022-R01, Class 1M2, 6.25%, 12/25/2041 (a) (b)	4,892,532	4,939,840
Series 2022-R03, Class 1M2, 7.85%, 3/25/2042 (a) (b)	16,858,571	17,455,772
Series 2022-R06, Class 1M1, 7.10%, 5/25/2042 (a) (b)	1,787,032	1,823,327
Series 2022-R07, Class 1M1, 7.30%, 6/25/2042 (a) (b)	2,615,614	2,675,920
Series 2022-R08, Class 1M1, 6.90%, 7/25/2042 (a) (b)	1,169,772	1,196,006
Series 2024-R01, Class 1M1, 5.40%, 1/25/2044 (a) (b)	1,477,421	1,477,419
Series 2024-R02, Class 1M1, 5.45%, 2/25/2044 (a) (b)	1,612,186	1,612,678
Series 2024-R05, Class 2A1, 5.35%, 7/25/2044 (a) (b)	7,045,657	7,047,820
Series 2024-R05, Class 2M1, 5.35%, 7/25/2044 (a) (b)	568,143	568,143
Series 2024-R06, Class 1A1, 5.50%, 9/25/2044 (a) (b)	4,742,731	4,757,688

30

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2025-R02, Class 1A1, 5.35%, 2/25/2045 (a) (b)	16,717,921	16,734,593
Series 2025-R02, Class 1M1, 5.50%, 2/25/2045 (a) (b)	2,955,977	2,961,556
Series 2025-R03, Class 2A1, 5.80%, 3/25/2045 (a) (b)	2,378,671	2,397,130
Series 2025-R03, Class 2M1, 5.95%, 3/25/2045 (a) (b)	2,109,959	2,120,485
Series 2025-R04, Class 1M1, 5.55%, 5/25/2045 (a) (b)	2,526,326	2,529,449
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland) Series 2004-5, Class 4A1, 6.00%, 9/25/2034	188,719	192,168
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR24, Class 2A4, 7.05%, 10/25/2033 (b)	86,717	85,299
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 3.40%, 2/25/2020 (b)	17,907	17,408
FHLMC Seasoned Credit Risk Transfer Trust Series 2020-1, Class M55G, 3.00%, 8/25/2059	6,050,940	5,456,547
FHLMC Stacr Remic Trust
Series 2025-HQA1, Class A1, 5.30%, 2/25/2045 (a) (b)	7,375,000	7,377,947
Series 2025-HQA1, Class M1, 5.50%, 2/25/2045 (a) (b)	4,935,693	4,940,265
FHLMC STACR REMIC Trust
Series 2024-HQA2, Class A1, 5.60%, 8/25/2044 (a) (b)	9,000,000	9,039,358
Series 2025-DNA2, Class M1, 5.55%, 5/25/2045 (a) (b)	1,856,947	1,863,664
FHLMC, REMIC
Series 1974, Class ZA, 7.00%, 7/15/2027	1,649	1,651
Series 3737, Class DG, 5.00%, 10/15/2030	626	624
Series 4120, Class KI, IO, 3.00%, 10/15/2032	416,982	20,961
Series 4187, Class CA, 2.00%, 4/15/2033	7,933,498	7,460,888
Series 5000, Class CB, 1.25%, 1/25/2035	3,059,937	2,748,342
Series 3300, Class FA, 4.76%, 8/15/2035 (b)	78,928	78,121
Series 3085, Class VS, IF, 10.89%, 12/15/2035 (b)	75,404	90,655
Series 4867, Class WF, 4.83%, 4/15/2037 (b)	5,219,197	5,157,914
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 4350, Class AF, 4.78%, 12/15/2037 (b)	1,338,772	1,305,613
Series 4350, Class FK, 4.78%, 6/15/2038 (b)	1,616,368	1,576,740
Series 4515, Class FA, 4.80%, 8/15/2038 (b)	732,539	722,739
Series 4350, Class KF, 4.78%, 1/15/2039 (b)	248,769	242,567
Series 4448, Class TF, 4.75%, 5/15/2040 (b)	1,379,430	1,362,013
Series 4480, Class FM, 4.78%, 6/15/2040 (b)	2,246,944	2,190,499
Series 4457, Class KF, 4.78%, 10/15/2040 (b)	2,430,106	2,397,844
Series 4611, Class BF, 4.86%, 6/15/2041 (b)	7,518,056	7,439,809
Series 4363, Class FA, 4.80%, 9/15/2041 (b)	1,209,847	1,193,474
Series 4413, Class WF, 4.78%, 10/15/2041 (b)	919,573	897,284
Series 4559, Class AF, 4.93%, 3/15/2042 (b)	724,933	733,375
Series 4074, Class FE, 4.86%, 7/15/2042 (b)	1,053,324	1,039,957
Series 4150, Class F, 4.83%, 1/15/2043 (b)	2,981,008	2,922,582
Series 4161, Class YF, 4.83%, 2/15/2043 (b)	2,216,789	2,174,242
Series 4281, Class FB, 5.01%, 12/15/2043 (b)	1,414,689	1,397,143
Series 4606, Class FL, 4.96%, 12/15/2044 (b)	2,964,067	2,922,672
Series 4594, Class GN, 2.50%, 2/15/2045	1,341,490	1,254,163
Series 4935, Class KP, 2.50%, 12/25/2049	3,026,989	2,681,776
Series 5072, Class QC, 1.00%, 10/25/2050	4,699,614	3,758,260
Series 5551, Class BA, 5.00%, 10/25/2051	14,489,365	14,441,403
Series 5270, Class FH, 5.30%, 6/25/2052 (b)	3,156,820	3,131,178
Series 5381, Class FC, 5.35%, 2/25/2054 (b)	8,417,265	8,445,632
Series 5460, Class AF, 5.40%, 10/25/2054 (b)	9,144,639	9,154,027
FHLMC, STRIPS
Series 343, Class F4, 4.78%, 10/15/2037 (b)	1,290,625	1,273,851

31

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 328, Class S4, IF, IO, 2.15%, 2/15/2038 (b)	2,258,657	117,331
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-51, Class 1A, PO, 9/25/2042	36,779	29,188
Series T-54, Class 4A, 4.26%, 2/25/2043 (b)	538,874	517,309
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1, 4.47%, 12/25/2034 (b)	59,853	58,259
Flagstar Mortgage Trust Series 2019-2, Class A2, 3.50%, 12/25/2049 (a) (b)	1,184,535	1,068,491
FNMA Trust, Whole Loan Series 2004-W2, Class 4A, 4.88%, 2/25/2044 (b)	68,476	67,517
FNMA, Grantor Trust, Whole Loan
Series 2002-T6, Class A4, 5.37%, 3/25/2041 (b)	298,066	290,830
Series 2001-T8, Class A1, 7.50%, 7/25/2041	96,765	98,017
FNMA, REMIC
Series 2013-43, Class YH, 2.50%, 5/25/2033	446,430	427,610
Series 2004-17, Class BF, 4.81%, 1/25/2034 (b)	22,342	22,329
Series 2025-7, Class EV, 5.50%, 1/25/2036	11,603,034	11,944,585
Series 2006-16, Class HZ, 5.50%, 3/25/2036	89,387	93,560
Series 2025-24, Class PV, 5.00%, 4/25/2036	8,039,209	8,128,664
Series 2006-124, Class FC, 4.81%, 1/25/2037 (b)	427,196	422,811
Series 2007-76, Class ZG, 6.00%, 8/25/2037	92,616	95,243
Series 2014-23, Class FA, 4.73%, 10/25/2039 (b)	5,842,761	5,765,508
Series 2010-64, Class FC, 4.96%, 6/25/2040 (b)	5,035,139	5,006,532
Series 2012-38, Class PA, 2.00%, 9/25/2041	590,980	556,818
Series 2012-93, Class ME, 2.50%, 1/25/2042	766,373	727,722
Series 2012-13, Class FA, 5.04%, 2/25/2042 (b)	3,855,988	3,829,543
Series 2012-31, Class FB, 5.01%, 4/25/2042 (b)	3,243,663	3,218,664
Series 2013-23, Class KJ, 2.25%, 5/25/2042	1,151,139	1,077,271
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2012-119, Class FB, 4.81%, 11/25/2042 (b)	2,173,481	2,129,681
Series 2012-139, Class JA, 3.50%, 12/25/2042	1,595,365	1,525,746
Series 2013-6, Class FL, 4.86%, 2/25/2043 (b)	507,235	499,208
Series 2014-49, Class AF, 4.75%, 8/25/2044 (b)	76,119	74,452
Series 2014-58, Class FG, 4.81%, 9/25/2044 (b)	3,574,400	3,523,692
Series 2015-28, Class CI, IO, 4.00%, 5/25/2045	7,549,271	1,413,424
Series 2015-42, Class BF, 4.74%, 6/25/2045 (b)	1,612,302	1,596,759
Series 2016-25, Class LA, 3.00%, 7/25/2045	5,318,333	5,083,863
Series 2016-33, Class JA, 3.00%, 7/25/2045	1,785,422	1,710,755
Series 2015-91, Class AF, 4.80%, 12/25/2045 (b)	1,750,633	1,773,499
Series 2016-19, Class OP, PO, 4/25/2046	882,366	678,838
Series 2016-58, Class SA, IO, 1.85%, 8/25/2046 (b)	4,502,630	258,857
Series 2017-108, Class PA, 3.00%, 6/25/2047	1,230,736	1,147,040
Series 2017-104, Class LA, 3.00%, 11/25/2047	857,746	795,859
Series 2019-38, Class PC, 3.00%, 2/25/2048	1,898,016	1,801,875
Series 2018-7, Class CI, IO, 4.00%, 2/25/2048	8,828,096	1,728,947
Series 2025-70, Class FD, 4.74%, 1/25/2050 (b)	15,000,000	14,814,139
Series 2019-77, Class FP, 5.01%, 1/25/2050 (b)	8,311,857	8,115,231
Series 2024-92, Class HB, 5.00%, 12/25/2051	6,207,161	6,275,569
Series 2022-12, Class GE, 2.50%, 3/25/2052	6,759,341	6,243,558
Series 2019-41, Class GF, 4.96%, 3/25/2053 (b)	9,325,190	9,232,879
Series 2024-10, Class FA, 5.45%, 3/25/2054 (b)	33,738,382	33,848,514
Series 2014-66, Class WF, 4.78%, 10/25/2054 (b)	714,354	719,172
Series 2019-74, Class BF, 5.01%, 12/25/2059 (b)	3,892,646	3,770,516

32

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
FNMA, REMIC Trust, Whole Loan
Series 2003-W4, Class 5A, 4.35%, 10/25/2042 (b)	267,372	264,981
Series 2003-W1, Class 2A, 5.09%, 12/25/2042 (b)	89,707	90,090
Series 2003-W15, Class 3A, 5.10%, 12/25/2042 (b)	285,795	279,453
Series 2009-W1, Class A, 6.00%, 12/25/2049	74,723	77,519
FNMA, STRIPS Series 400, Class 1, PO, 11/25/2039	814,055	650,927
GNMA
Series 2011-158, Class EB, 4.00%, 12/20/2026	407,632	406,098
Series 2012-61, Class FM, 4.87%, 5/16/2042 (b)	2,899,192	2,884,078
Series 2016-12, Class PA, 2.50%, 6/20/2045	3,908,706	3,675,989
Series 2024-28, Class BA, 5.00%, 2/20/2048	1,633,407	1,633,771
Series 2023-24, Class FD, 5.05%, 2/20/2053 (b)	10,666,217	10,581,702
Series 2024-159, Class PA, 4.50%, 10/20/2054	4,841,605	4,746,281
Series 2025-41, Class KF, 5.25%, 3/20/2055 (b)	14,616,353	14,634,782
Series 2025-65, Class FP, 5.35%, 4/20/2055 (b)	29,734,021	29,741,844
Series 2012-H21, Class FA, 4.94%, 7/20/2062 (b)	389,303	389,361
Series 2012-H29, Class FA, 4.96%, 10/20/2062 (b)	234,984	235,075
Series 2013-H16, Class FA, 4.98%, 7/20/2063 (b)	785,207	785,870
Series 2014-H07, Class FC, 5.04%, 5/20/2064 (b)	4,916,988	4,923,295
Series 2014-H11, Class JA, 4.94%, 6/20/2064 (b)	941,700	941,792
Series 2014-H17, Class FM, 4.92%, 8/20/2064 (b)	2,859,273	2,858,927
Series 2015-H03, Class FD, 5.08%, 1/20/2065 (b)	1,594,146	1,594,420
Series 2015-H04, Class FL, 4.91%, 2/20/2065 (b)	2,252,558	2,252,265
Series 2015-H12, Class FJ, 4.87%, 5/20/2065 (b)	998,310	997,589
Series 2015-H14, Class FB, 4.87%, 5/20/2065 (b)	1,227,030	1,226,314
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2015-H12, Class FA, 4.92%, 5/20/2065 (b)	1,456,275	1,456,220
Series 2015-H15, Class FB, 5.04%, 6/20/2065 (b)	2,052,714	2,052,428
Series 2015-H19, Class FN, 4.88%, 7/20/2065 (b)	2,410,947	2,409,612
Series 2015-H23, Class TA, 4.91%, 9/20/2065 (b)	3,516,380	3,515,534
Series 2021-H07, Class FA, 5.35%, 5/20/2071 (b)	6,188,025	6,213,311
GSAA Trust Series 2004-CW1, Class 1A1, 5.50%, 4/1/2034	291,253	285,116
GSR Mortgage Loan Trust Series 2004-10F, Class 7A1, 5.50%, 9/25/2034	40,631	40,865
Impac CMB Trust
Series 2004-6, Class 1A2, 5.22%, 10/25/2034 (b)	10,074	10,062
Series 2005-5, Class A1, 5.08%, 8/25/2035 (b)	226,511	212,247
IndyMac INDA Mortgage Loan Trust Series 2007-AR1, Class 1A1, 4.12%, 3/25/2037 (b)	187,919	144,771
JPMorgan Mortgage Trust Series 2003-A1, Class 1A1, 5.04%, 10/25/2033 (b)	9,964	9,494
LHOME Mortgage Trust
Series 2024-RTL4, Class A1, 5.92%, 7/25/2039 (a) (c)	3,000,000	3,019,070
Series 2025-RTL1, Class A1, 5.65%, 1/25/2040 (a) (c)	1,240,000	1,248,917
Series 2025-RTL2, Class A1, 5.61%, 4/25/2040 (a) (b)	1,695,000	1,708,650
Series 2025-RTL3, Class A1, 5.24%, 8/25/2040 (a) (c)	4,250,000	4,253,149
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 6.74%, 4/21/2034 (b)	39,361	38,756
Series 2004-13, Class 3A7B, 6.12%, 11/21/2034 (b)	127,244	122,443
MASTR Seasoned Securitization Trust Series 2003-1, Class 3A2, 4.84%, 2/25/2033 (b)	30,090	29,382
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates Series 2001-TBC1, Class B1, 5.36%, 11/15/2031 (b)	33,558	31,793
Merrill Lynch Mortgage Investors Trust
Series 2004-D, Class A1, 5.10%, 9/25/2029 (b)	9,531	9,684
Series 2004-1, Class 2A3, 5.35%, 12/25/2034 (b)	46,280	41,640

33

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Metlife Securitization Trust
Series 2017-1A, Class A, 3.00%, 4/25/2055 (a) (b)	395,534	381,200
Series 2018-1A, Class A, 3.75%, 3/25/2057 (a) (b)	1,414,678	1,381,983
Morgan Stanley Dean Witter Capital I, Inc. Trust
Series 2003-HYB1, Class A4, 5.22%, 3/25/2033 (b)	29,647	26,583
Series 2003-HYB1, Class B1, 5.22%, 3/25/2033 (b)	10,080	2,257
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A, 5.64%, 4/25/2034 (b)	422,704	417,643
Series 2004-5AR, Class 3A3, 5.24%, 7/25/2034 (b)	50,177	49,218
Series 2004-5AR, Class 3A5, 5.24%, 7/25/2034 (b)	282,766	280,058
Series 2004-11AR, Class 1A2A, 4.75%, 1/25/2035 (b)	108,787	102,779
MRFC Mortgage Pass-Through Trust Series 2002-TBC2, Class B1, 5.33%, 8/15/2032 (b)	21,278	21,652
NAAC Reperforming Loan REMIC Trust Certificates Series 2004-R3, Class AF, 4.89%, 2/25/2035 (a) (b)	421,763	344,222
New Residential Mortgage Loan Trust
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (a) (c)	3,960,000	3,974,675
Series 2018-4A, Class A1S, 5.19%, 1/25/2048 (a) (b)	752,757	739,004
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2003-A3, Class A1, 5.50%, 8/25/2033 (c)	107,472	109,372
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (a) (c)	1,055,000	1,054,271
OBX Trust
Series 2024-NQM15, Class A1, 5.32%, 10/25/2064 (a) (c)	2,400,507	2,407,311
Series 2025-NQM10, Class A1, 5.45%, 5/25/2065 (a) (c)	5,909,405	5,968,752
Onity Loan Investment Trust Series 2025-HB1, Class A, 3.00%, 6/25/2038 ‡ (a) (b)	2,256,463	2,196,060
PRET Trust Series 2024-RPL2, Class A1, 4.07%, 6/25/2064 (a) (b)	1,798,394	1,727,308
Prime Mortgage Trust Series 2005-2, Class 2A1, 5.58%, 10/25/2032 (b)	132,484	133,874
PRPM LLC Series 2025-RPL2, Class A1, 3.75%, 4/25/2055 (a) (c)	4,620,287	4,494,938
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

RFMSI Trust
Series 2005-SA2, Class 2A2, 5.91%, 6/25/2035 (b)	212,058	200,757
Series 2006-SA4, Class 2A1, 5.49%, 11/25/2036 (b)	106,205	89,479
Roc Mortgage Trust Series 2025-RTL1, Class A1, 5.63%, 2/25/2040 (a) (c)	1,000,000	1,002,951
Seasoned Credit Risk Transfer Trust Series 2025-1, Class MAU, 3.25%, 11/25/2064	3,372,097	3,088,874
Seasoned Loans Structured Transaction Trust Series 2024-2, Class VF, 5.60%, 10/25/2034 (a) (b)	8,518,326	8,669,532
Sequoia Mortgage Trust
Series 11, Class A, 5.35%, 12/20/2032 (b)	4,912	4,259
Series 2003-3, Class A2, 5.37%, 7/20/2033 (b)	27,026	24,754
Series 2004-11, Class A2, 5.33%, 12/20/2034 (b)	150,024	140,301
Structured Asset Mortgage Investments II Trust Series 2004-AR1, Class 1A1, 5.17%, 3/19/2034 (b)	17,797	16,709
Structured Asset Mortgage Investments Trust Series 2002-AR2, Class A3, 5.22%, 7/19/2032 (b)	87,519	56,785
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-24A, Class 2A, 5.89%, 7/25/2033 (b)	215,240	210,554
Series 2003-40A, Class 4A, 6.62%, 1/25/2034 (b)	48,731	47,017
Thornburg Mortgage Securities Trust Series 2004-4, Class 5A, 2.40%, 12/25/2044 (b)	1,030,770	891,497
Toorak Mortgage Trust Series 2025-RRTL1, Class A1, 5.52%, 2/25/2040 (a) (c)	1,050,000	1,051,007
Towd Point Mortgage Trust Series 2018-4, Class A1, 3.00%, 6/25/2058 (a) (b)	2,311,051	2,197,989
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-AR3, Class A1, 5.38%, 6/25/2034 (b)	183,889	172,661
Series 2004-AR11, Class A, 6.36%, 10/25/2034 (b)	89,564	87,337
Total Collateralized Mortgage Obligations (Cost $517,528,208)		514,735,807
Mortgage-Backed Securities — 12.7%
FHLMC Gold Pools, Other Pool # U49009, 3.00%, 8/1/2028	373,881	368,360

34

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
FHLMC UMBS, 30 Year
Pool # RA2459, 4.00%, 4/1/2050	4,398,418	4,167,082
Pool # RA2904, 3.00%, 6/1/2050	4,013,782	3,517,849
Pool # RA2970, 2.50%, 7/1/2050	4,596,617	3,856,725
Pool # SD1787, 5.00%, 10/1/2052	2,826,116	2,853,716
Pool # SD8277, 5.50%, 12/1/2052	3,924,178	3,969,101
Pool # QF9638, 5.00%, 3/1/2053	7,389,181	7,325,940
Pool # RA9453, 6.00%, 7/1/2053	23,903,759	24,608,323
Pool # SL0596, 6.00%, 9/1/2053	14,251,621	14,696,101
Pool # QI4073, 5.50%, 4/1/2054	3,199,662	3,222,378
Pool # SD6317, 5.50%, 5/1/2054	9,920,052	10,051,247
Pool # SD7572, 6.50%, 5/1/2054	20,448,793	21,364,740
Pool # SD5658, 5.50%, 6/1/2054	5,197,033	5,265,767
Pool # RJ1658, 6.00%, 6/1/2054	5,312,768	5,439,805
Pool # SD6799, 6.00%, 10/1/2054	12,653,709	13,026,957
Pool # QX8822, 6.00%, 3/1/2055	9,959,482	10,192,445
FNMA UMBS, 20 Year
Pool # MA1338, 3.00%, 2/1/2033	597,474	576,526
Pool # MA1401, 3.00%, 4/1/2033	233,950	225,306
Pool # MA1490, 3.00%, 7/1/2033	779,670	753,446
FNMA UMBS, 30 Year
Pool # 995724, 6.00%, 4/1/2039	113,177	119,207
Pool # AD0588, 5.00%, 12/1/2039	517,566	527,220
Pool # AD9721, 5.50%, 8/1/2040	156,945	159,008
Pool # BM3048, 4.00%, 10/1/2042	2,482,355	2,409,875
Pool # AS4592, 4.00%, 2/1/2045	4,749,425	4,527,081
Pool # BM5560, 4.00%, 1/1/2046	2,762,814	2,669,116
Pool # CA0411, 4.00%, 9/1/2047	2,796,254	2,682,857
Pool # CA2489, 4.50%, 10/1/2048	499,299	488,161
Pool # BP7345, 3.00%, 6/1/2050	5,703,345	4,993,441
Pool # BQ7436, 3.00%, 9/1/2051	3,452,542	3,002,918
Pool # BQ7454, 3.00%, 12/1/2051	5,187,556	4,516,803
Pool # FS2898, 4.50%, 9/1/2052	4,517,458	4,374,830
Pool # CB4630, 5.50%, 9/1/2052	6,311,239	6,434,255
Pool # FS3051, 5.00%, 10/1/2052	2,936,370	2,973,520
Pool # CB4839, 5.50%, 10/1/2052	2,931,383	2,967,828
Pool # CB5027, 5.50%, 11/1/2052	5,916,451	5,981,744
Pool # FA0711, 5.50%, 6/1/2053	10,936,862	11,093,481
Pool # CB8709, 6.00%, 6/1/2054	4,886,939	5,002,486
Pool # BU5096, 6.00%, 9/1/2054	4,386,420	4,516,671
Pool # CB9991, 6.00%, 2/1/2055	14,390,437	14,836,035
Pool # FA1866, 5.50%, 6/1/2055	19,882,644	20,012,079
FNMA, Other
Pool # BK7908, 4.00%, 11/1/2048	224,294	208,962
Pool # BF0769, 4.50%, 9/1/2063	4,635,512	4,469,161
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

GNMA II, 30 Year
Pool # CG5224, 3.50%, 8/20/2051	8,125,276	7,297,798
Pool # MB0367, 6.00%, 5/20/2055	26,762,662	27,315,776
GNMA II, Other Pool # 787496, 6.00%, 7/20/2064	2,497,051	2,531,710
Total Mortgage-Backed Securities (Cost $287,048,202)		281,593,837
Corporate Bonds — 6.5%
Banks — 4.1%
Bank of America Corp. (SOFR + 1.11%), 4.62%, 5/9/2029 (f)	13,285,000	13,434,855
BNP Paribas SA (France) (SOFR + 1.52%), 5.18%, 1/9/2030 (a) (f)	10,000,000	10,247,409
BPCE SA (France) (SOFR + 1.58%), 5.39%, 5/28/2031 (a) (f)	6,050,000	6,194,997
CaixaBank SA (Spain) (SOFR + 1.14%), 4.63%, 7/3/2029 (a) (f)	7,195,000	7,247,608
Citigroup, Inc. (SOFR + 0.87%), 4.79%, 3/4/2029 (f)	16,980,000	17,202,106
Credit Agricole SA (France) (SOFR + 1.13%), 5.23%, 1/9/2029 (a) (f)	10,000,000	10,173,755
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 4.82%, 6/13/2029 (f)	10,000,000	10,141,422
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (a)	10,000,000	10,378,351
Standard Chartered plc (United Kingdom) (SOFR + 1.24%), 5.62%, 1/21/2029 (a) (f)	5,000,000	5,029,000
		90,049,503
Capital Markets — 0.9%
Deutsche Bank AG (Germany) (SOFR + 1.21%), 5.58%, 1/10/2029 (f)	5,000,000	5,017,422
Goldman Sachs Group, Inc. (The) (SOFR + 1.08%), 5.46%, 1/28/2031 (f)	5,000,000	5,003,948
Morgan Stanley (SOFR + 1.45%), 5.17%, 1/16/2030 (f)	10,000,000	10,279,037
		20,300,407
Consumer Finance — 0.2%
Avolon Holdings Funding Ltd. (Ireland) 4.90%, 10/10/2030 (a)	3,750,000	3,763,875
Electric Utilities — 0.2%
FirstEnergy Transmission LLC 4.55%, 1/15/2030	4,000,000	4,032,036

35

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Financial Services — 0.5%
CFIN 2022-RTL1 Issuer LLC Class A, 0.00%, 8/17/2027 ‡	1,076,829	1,076,830
Nationwide Building Society (United Kingdom) 5.13%, 7/29/2029 (a)	10,000,000	10,315,448
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	799,373	799,373
		12,191,651
Insurance — 0.4%
Mutual of Omaha Cos. Global Funding 4.51%, 6/9/2028 (a)	10,000,000	10,078,938
Semiconductors & Semiconductor Equipment — 0.2%
Marvell Technology, Inc. 4.75%, 7/15/2030	4,110,000	4,147,463
Total Corporate Bonds (Cost $143,244,847)		144,563,873
Commercial Mortgage-Backed Securities — 6.1%
20 Times Square Trust Series 2018-20TS, Class A, 3.20%, 5/15/2035 (a) (b)	1,045,999	1,006,774
ARES Trust Series 2025-IND3, Class A, 5.86%, 4/15/2042 (a) (b)	5,000,000	5,004,687
BANK Series 2021-BN35, Class A2, 1.87%, 6/15/2064	2,650,000	2,486,346
Bayview Commercial Asset Trust
Series 2005-2A, Class A2, 4.96%, 8/25/2035 (a) (b)	286,844	279,853
Series 2005-2A, Class M1, 5.08%, 8/25/2035 (a) (b)	57,289	56,505
Series 2007-3, Class A2, 4.87%, 7/25/2037 (a) (b)	260,183	244,381
BBCMS Mortgage Trust Series 2020-C7, Class A2, 2.02%, 4/15/2053	908,695	863,470
BBCMS Trust Series 2015-VFM, Class A1, 2.47%, 3/10/2036 (a)	191,882	189,903
BX
Series 2021-MFM1, Class A, 5.18%, 1/15/2034 (a) (b)	428,163	428,029
Series 2024-PALM, Class A, 5.90%, 6/15/2037 (a) (b)	4,326,923	4,332,327
BX Trust
Series 2021-BXMF, Class A, 5.11%, 10/15/2026 (a) (b)	6,464,208	6,460,168
Series 2021-LBA, Class AJV, 5.28%, 2/15/2036 (a) (b)	6,500,000	6,497,969
COMM Mortgage Trust Series 2024-CBM, Class A1, 5.85%, 12/10/2041 (a) (b)	5,629,400	5,692,810
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

FHLMC
Series 2025-MN11, Class M1, 6.00%, 7/25/2045 (a) (b)	5,725,000	5,721,333
Series 2021-MN1, Class M1, 6.35%, 1/25/2051 (a) (b)	83,856	83,604
FHLMC, Multi-Family Structured Pass-Through Certificates
Series Q007, Class APT2, 6.45%, 10/25/2047 (b)	567,899	566,386
Series Q013, Class APT1, 6.34%, 5/25/2050 (b)	1,074,384	1,074,678
FREMF Mortgage Trust
Series 2019-K736, Class C, 3.86%, 7/25/2026 (a) (b)	2,000,000	1,974,329
Series 2018-K82, Class C, 4.27%, 9/25/2028 (a) (b)	3,000,000	2,956,469
Series 2017-K68, Class B, 3.97%, 10/25/2049 (a) (b)	2,000,000	1,969,352
Series 2017-K64, Class B, 4.14%, 5/25/2050 (a) (b)	5,000,000	4,945,999
Series 2017-K64, Class C, 4.14%, 5/25/2050 (a) (b)	3,285,000	3,244,668
Series 2019-K97, Class C, 3.90%, 9/25/2051 (a) (b)	7,845,000	7,541,723
Series 2018-K81, Class C, 4.31%, 9/25/2051 (a) (b)	10,682,000	10,513,791
Series 2018-K83, Class C, 4.42%, 11/25/2051 (a) (b)	7,000,000	6,916,752
Series 2019-K92, Class C, 4.34%, 5/25/2052 (a) (b)	7,000,000	6,845,019
Series 2019-K100, Class B, 3.61%, 11/25/2052 (a) (b)	4,688,000	4,490,423
OAKST Commercial Mortgage Trust Series 2023-NLP, Class A, 6.30%, 3/15/2040 (a) (b)	2,000,000	2,012,323
One Bryant Park Trust Series 2019-OBP, Class A, 2.52%, 9/15/2054 (a)	5,000,000	4,600,441
ONE Mortgage Trust Series 2021-PARK, Class A, 5.18%, 3/15/2036 (a) (b)	7,000,000	6,860,000
RFM Re-REMIC Trust Series 2022-FRR1, Class AB60, 2.34%, 11/8/2049 (a) (b)	4,000,000	3,820,038
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	2,380,000	2,449,871
SDR Commercial Mortgage Trust Series 2024-DSNY, Class A, 5.75%, 5/15/2039 (a) (b)	5,000,000	5,000,000
SMR Mortgage Trust Series 2022-IND, Class A, 6.01%, 2/15/2039 (a) (b)	7,325,417	7,332,684
SMRT Series 2022-MINI, Class A, 5.36%, 1/15/2039 (a) (b)	5,000,000	4,990,625

36

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
STWD Mortgage Trust (Cayman Islands) Series 2021-LIH, Class B, 6.13%, 11/15/2036 (a) (b)	2,300,000	2,294,262
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE, Class A, 5.73%, 2/15/2040 (a) (b)	986,628	985,703
WHARF Commercial Mortgage Trust Series 2025-DC, Class A, 5.53%, 7/15/2040 (a) (b)	1,175,000	1,207,523
Total Commercial Mortgage-Backed Securities (Cost $134,180,944)		133,941,218
U.S. Treasury Obligations — 5.0%
U.S. Treasury Notes 3.75%, 6/30/2027 (Cost $109,327,734)	109,605,000	109,793,384
	SHARES
Short-Term Investments — 3.9%
Investment Companies — 3.7%
JPMorgan Prime Money Market Fund Class IM Shares, 4.36% (g) (h) (Cost $80,920,704)	80,906,274	80,930,546
	PRINCIPAL AMOUNT($)
U.S. Treasury Obligations — 0.2%
U.S. Treasury Bills, 4.27%, 9/30/2025 (i) (Cost $4,982,972)	5,000,000	4,983,492
Total Short-Term Investments (Cost $85,903,676)		85,914,038
Total Investments — 100.4% (Cost $2,222,468,857)		2,220,207,694
Liabilities in Excess of Other Assets — (0.4)%		(9,344,233)
NET ASSETS — 100.0%		2,210,863,461

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
CLO	Collateralized Loan Obligations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities

‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2025.

(c)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future
contingent upon a predetermined trigger. The interest rate shown is the current rate as of August 31, 2025.

(d)	Defaulted security.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2025.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of August 31, 2025.
(i)	The rate shown is the effective yield as of August 31, 2025.

37

JPMorgan Limited Duration Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
Futures contracts outstanding as of August 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	2,239	12/31/2025	USD	467,023,915	746,919
Short Contracts
U.S. Treasury 10 Year Note	(365)	12/19/2025	USD	(41,068,203)	(189,560)
U.S. Treasury 10 Year Ultra Note	(436)	12/19/2025	USD	(49,887,938)	(329,698)
U.S. Treasury 5 Year Note	(535)	12/31/2025	USD	(58,582,500)	(240,036)
(759,294)
(12,375)

Abbreviations
USD	United States Dollar

38

JPMorgan Realty Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 97.8%
Apartments — 14.3%
American Homes 4 Rent, Class A, REIT	364,269	13,048,116
AvalonBay Communities, Inc., REIT	59,725	11,697,141
Camden Property Trust, REIT	134,011	15,006,552
Equity LifeStyle Properties, Inc., REIT	220,600	13,299,974
Essex Property Trust, Inc., REIT	31,020	8,381,914
Invitation Homes, Inc., REIT	60,401	1,889,947
UDR, Inc., REIT	79,223	3,134,854
		66,458,498
Diversified — 33.1%
American Tower Corp., REIT	217,959	44,430,943
Crown Castle, Inc., REIT	62,106	6,157,189
Digital Realty Trust, Inc., REIT	140,532	23,558,785
Equinix, Inc., REIT	54,092	42,526,590
SBA Communications Corp., REIT	97,908	20,056,454
Weyerhaeuser Co., REIT	282,135	7,298,832
WP Carey, Inc., REIT	146,204	9,810,288
		153,839,081
Health Care — 16.7%
Alexandria Real Estate Equities, Inc., REIT	82,014	6,761,234
Ventas, Inc., REIT	384,330	26,165,186
Welltower, Inc., REIT	264,524	44,514,099
		77,440,519
Hotels — 3.2%
Host Hotels & Resorts, Inc., REIT	850,679	14,640,185
Industrial — 9.1%
Americold Realty Trust, Inc., REIT	159,371	2,301,317
EastGroup Properties, Inc., REIT	77,328	13,111,736
Prologis, Inc., REIT	209,141	23,796,063
Rexford Industrial Realty, Inc., REIT	74,968	3,104,425
		42,313,541
Office — 4.9%
Cousins Properties, Inc., REIT	299,450	8,830,781
Hudson Pacific Properties, Inc., REIT *	2,207,250	6,202,375
Vornado Realty Trust, REIT	204,773	7,787,517
		22,820,673
Regional Malls — 4.0%
Macerich Co. (The), REIT	282,552	5,198,957
Simon Property Group, Inc., REIT	75,212	13,587,800
		18,786,757
INVESTMENTS	SHARES	VALUE($)

Shopping Centers — 6.4%
Kimco Realty Corp., REIT	953,249	21,438,570
Kite Realty Group Trust, REIT	372,154	8,492,554
		29,931,124
Storage — 6.1%
CubeSmart, REIT	172,912	7,075,559
Extra Space Storage, Inc., REIT	129,924	18,654,488
Smartstop Self Storage REIT, Inc., REIT (a)	76,867	2,797,190
		28,527,237
Total Common Stocks (Cost $409,063,943)		454,757,615
Short-Term Investments — 2.7%
Investment Companies — 2.1%
JPMorgan Prime Money Market Fund Class IM Shares, 4.36% (b) (c) (Cost $9,744,281)	9,742,616	9,745,538
Investment of Cash Collateral from Securities Loaned — 0.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.34% (b) (c) (Cost $2,722,602)	2,722,602	2,722,602
Total Short-Term Investments (Cost $12,466,883)		12,468,140
Total Investments — 100.5% (Cost $421,530,826)		467,225,755
Liabilities in Excess of Other Assets — (0.5)%		(2,371,906)
NET ASSETS — 100.0%		464,853,849

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at August 31, 2025. The total value of securities on loan at August 31, 2025 is $2,627,431.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of August 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	Realty Income ETF	39

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 89.3% (a)
Alabama — 0.3%
Baldwin County Industrial Development Authority, Novelis Corp., Project Series 2025A, Rev., AMT, 5.00%, 6/1/2032 (b) (c)	1,000,000	1,001,425
Arizona — 1.2%
Arizona Industrial Development Authority, KIPP NYC Public Charter Schools Jerome Facility Project Series 2021B, Rev., 4.00%, 7/1/2041	1,000,000	877,578
City of Lake Havasu City Wastewater System, Senior Lien, GO, 5.00%, 7/1/2033	1,100,000	1,247,278
Maricopa County Industrial Development Authority, Arizona Autism Charter School Project Series 2021A, Rev., 4.00%, 7/1/2041 (b)	1,100,000	910,727
Maricopa County Union High School District No. 216 Agua Fria, Project of 2023 and 2024
GO, 5.00%, 7/1/2033	450,000	513,614
GO, 5.00%, 7/1/2034	275,000	313,942
Total Arizona		3,863,139
California — 8.6%
California Community Choice Financing Authority, Clean Energy Project
Series 2023B-1, Rev., 5.00%, 8/1/2029 (c)	1,090,000	1,149,820
Series 2024A, Rev., 5.00%, 4/1/2032 (c)	2,000,000	2,135,979
Series 2024D, Rev., 5.00%, 9/1/2032 (c)	2,065,000	2,223,238
Series 2024H, Rev., 5.00%, 8/1/2033 (c)	2,000,000	2,174,052
California Health Facilities Financing Authority, Adventist Health System Series 2024A, Rev., 5.00%, 12/1/2034	1,000,000	1,074,158
California Health Facilities Financing Authority, Cedars-Sinai Medical Center Series 2021A, Rev., 4.00%, 8/15/2048	1,000,000	881,188
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2025A, Rev., AMT, 9.50%, 1/1/2035 (b) (c)	2,000,000	1,837,986
California Infrastructure and Economic Development Bank, California Academy of Science Series 2024A, Rev., 3.25%, 8/1/2029	2,000,000	2,028,669
California Infrastructure and Economic Development Bank, Segerstrom Center for the Arts Series 2024, Rev., 5.00%, 1/1/2032	1,000,000	1,106,854
California Municipal Finance Authority Series 2021A, Rev., AMT, 3.75%, 10/1/2025 (c)	1,000,000	999,938
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

California — continued
California Municipal Finance Authority, Humangood California Obligated Group Series 2025A, Rev., 5.00%, 10/1/2042	1,000,000	1,004,439
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project
Rev., AMT, 5.00%, 7/1/2036 (b)	250,000	261,818
Rev., AMT, 5.00%, 7/1/2037 (b)	1,100,000	1,143,929
California Public Finance Authority, Senior Living The James Series 2024A, Rev., 6.50%, 6/1/2054 (b)	1,000,000	919,641
California School Finance Authority, Green Dot Public School Project Series 2022A, Rev., 5.00%, 8/1/2032 (b)	275,000	287,225
California School Finance Authority, Kipp SoCal Public Schools Series 2019A, Rev., 5.00%, 7/1/2039 (b)	500,000	505,837
California Statewide Communities Development Authority, Loma Linda University Medical Center Series 2016A, Rev., 5.25%, 12/1/2056 (b)	2,000,000	1,821,346
City of Los Angeles, Wastewater System, Subordinate Series 2025A, Rev., 5.00%, 6/1/2045	1,000,000	1,045,908
Foothill-De Anza Community College District, GO, 4.00%, 8/1/2040	1,245,000	1,222,416
Los Angeles Department of Water and Power System Series 2017A, Rev., 4.00%, 7/1/2047	1,000,000	872,129
Los Angeles Department of Water and Power Water System Series 2018B, Rev., 5.00%, 7/1/2029	1,000,000	1,060,168
San Joaquin Valley Clean Energy Authority Series 2025A, Rev., 5.50%, 7/1/2035 (c)	1,000,000	1,108,803
Total California		26,865,541
Colorado — 2.9%
Board of Governors of Colorado State University System Series 2017C, Rev., 5.00%, 3/1/2043	1,000,000	1,008,867
Colorado Health Facilities Authority, Adventist Health System
Series 2024A-1, Rev., 5.00%, 11/15/2029 (c)	1,000,000	1,084,832
Series 2019A, Rev., 4.00%, 11/15/2043	2,050,000	1,817,654
Colorado Health Facilities Authority, Covenant Living Communities and Services
Series 2025A, Rev., 5.00%, 12/1/2026	745,000	761,437
Series 2025A, Rev., 5.00%, 12/1/2027	800,000	832,995

40

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
Colorado Housing and Finance Authority, Single Family Mortgage Series 2023L, Class III, Rev., GNMA COLL, 5.75%, 11/1/2053	2,150,000	2,309,547
Dominion Water and Sanitation District
Rev., 5.00%, 12/1/2027	579,000	582,824
Rev., 5.25%, 12/1/2032	500,000	508,700
Total Colorado		8,906,856
District of Columbia — 3.3%
District of Columbia Water and Sewer Authority, Subordinate Lien Series 2025A, Rev., 5.00%, 10/1/2043	2,000,000	2,081,576
District of Columbia, Georgetown University Issue Series 2025A, Rev., 5.00%, 4/3/2035 (c)	4,250,000	4,616,960
Washington Metropolitan Area Transit Authority Dedicated Series 2024A, Rev., 4.38%, 7/15/2056	1,555,000	1,415,759
Washington Metropolitan Area Transit Authority Dedicated, Second Lien Series 2025A, Rev., 5.25%, 7/15/2055	2,000,000	2,053,629
Total District of Columbia		10,167,924
Florida — 7.0%
City of South Miami Health Facilities Authority, Inc., Baptist Health South Series 2025B, Rev., 5.00%, 8/15/2030 (c)	1,000,000	1,079,206
City of West Palm Beach Utility System Series 2017A, Rev., 5.00%, 10/1/2042	1,000,000	1,006,457
County of Miami-Dade, Transit System Series 2022, Rev., 5.00%, 7/1/2049	1,000,000	1,007,583
County of Okaloosa Water and Sewer, Rev., 5.00%, 7/1/2033	2,020,000	2,296,814
County of Seminole Water and Sewer Series 2025A, Rev., 5.00%, 10/1/2036	1,000,000	1,132,062
Florida Atlantic University Finance Corp., Student Housing Project Series 2024, Rev., 5.00%, 7/1/2049	1,000,000	1,007,130
Florida Development Finance Corp., Brightline Florida Passenger Rail Project Series 2024, Rev., AMT, 5.50%, 7/1/2053	1,250,000	1,030,851
Florida Development Finance Corp., Central Charter School Project Series 2022, Rev., 5.63%, 8/15/2042 (b)	1,515,000	1,380,657
Florida Development Finance Corp., GFL Solid Waste Southeast LLC Project Series 2024A, Rev., AMT, 4.38%, 10/1/2031 (b) (c)	1,000,000	994,189
Florida Local Government Finance Commission, Bridgeprep Academy Project Series 2025A, Rev., 6.00%, 6/15/2045 (b)	1,000,000	998,955
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Florida — continued
Hillsborough County Housing Finance Authority, Multi- Family Tampa 47th Street Apartments Series 2025A, Rev., FNMA COLL, 5.00%, 12/1/2042	1,000,000	1,000,461
Hillsborough County Industrial Development Authority, Baycare Health System Series 2024E, Rev., VRDO, LIQ : Royal Bank of Canada, 2.62%, 9/2/2025 (c)	675,000	675,000
Lee County Industrial Development Authority Series 2019A-1, Rev., 5.00%, 4/1/2036	1,235,000	1,273,997
Miami-Dade County Educational Facilities Authority Series 2024A, Rev., 5.00%, 4/1/2037	1,000,000	1,090,855
Middleton Community Development District A, City of Wildwood, Florida Special Assessment, 5.85%, 5/1/2037	500,000	525,268
Palm Beach County Health Facilities Authority, Jupiter Medical Center, Rev., 5.25%, 11/1/2055	1,000,000	966,591
Peace River Manasota Regional Water Supply Authority, Utility System Series 2025A, Rev., 5.25%, 10/1/2045	3,500,000	3,684,479
Seminole County Industrial Development Authority, Legacy Pointe at UCF Project Series 2019A, Rev., 5.75%, 11/15/2054	500,000	445,395
Village Community Development District No. 15, 4.25%, 5/1/2028 (b)	220,000	223,272
Total Florida		21,819,222
Georgia — 1.8%
Georgia Housing and Finance Authority Series 2024A, Rev., 5.00%, 12/1/2042	1,250,000	1,273,018
Main Street Natural Gas, Inc., Gas Supply
Series 2021C, Rev., 4.00%, 12/1/2028 (c)	2,050,000	2,079,366
Series 2024E, Rev., 5.00%, 12/1/2032 (c)	1,000,000	1,070,010
Roswell Development Authority, Wellsatar Healthcare, Inc. Series 2025A, Rev., VRDO, LOC : Truist Bank, 3.90%, 9/2/2025 (c)	1,250,000	1,250,000
Total Georgia		5,672,394
Idaho — 0.3%
Idaho Health Facilities Authority, St. Luke's Health System Project Series 2025B, Rev., 5.00%, 3/1/2032 (c)	1,000,000	1,085,951
Illinois — 3.1%
Chicago Transit Authority Sales Tax Receipts Fund Series 2024A, Rev., 5.00%, 12/1/2049	1,000,000	985,271

41

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
City of Aurora, Single Family Mortgage
Series 2007B, Rev., GNMA / FNMA / FHLMC, 5.45%, 12/1/2039	33,195	33,296
Series 2007A, Rev., AMT, GNMA / FNMA / FHLMC, 5.50%, 12/1/2039	37,929	38,491
City of Chicago, Waterworks, Second Lien Series 2023B, Rev., A.G., 5.00%, 11/1/2038	1,250,000	1,306,566
City of Chicago, Waterworks, Second Lien
Series 2001, Rev., AMBAC, 5.75%, 11/1/2030	1,000,000	1,069,108
Series 2023B, Rev., A.G., 5.00%, 11/1/2035	500,000	536,328
Illinois Finance Authority, Lake Forest College Series 2022A, Rev., 5.50%, 10/1/2039	380,000	387,773
Illinois Finance Authority, Northwestern Memorial Healthcare Series 2021B, Rev., VRDO, LIQ : Royal Bank of Canada, 2.60%, 9/2/2025 (c)	845,000	845,000
Illinois Finance Authority, University of Chicago Series 2024A, Rev., 5.00%, 4/1/2032	1,125,000	1,260,056
Illinois Housing Development Authority
Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 10/1/2054	940,000	1,021,867
Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	1,000,000	1,129,538
University of Illinois Auxiliary Facilities System Series 2024A, Rev., 5.25%, 4/1/2043	1,000,000	1,033,279
Total Illinois		9,646,573
Indiana — 1.1%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (b)	500,000	407,100
City of Jeffersonville, Vivera Senior Living of Jeffersonville Project Series 2020A, Rev., 4.75%, 11/1/2030 (b)	495,000	477,904
Indiana Finance Authority, CHF- Tippecanoe LLC- Student Housing Project Series 2023A, Rev., 5.00%, 6/1/2053	150,000	139,004
Indiana Finance Authority, CWA Authority Project Series 2021-1, Rev., 5.00%, 10/1/2034	1,000,000	1,091,492
IPS Multi-School Building Corp., Ad Valorem Property Tax First Mortgage Series 2024, Rev., 5.00%, 1/15/2026	1,350,000	1,362,353
Total Indiana		3,477,853
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Iowa — 0.6%
Iowa Finance Authority, Senior Living Facility, Sunrise Retirement Community Project
Rev., 5.00%, 9/1/2028	195,000	193,445
Rev., 5.00%, 9/1/2030	110,000	107,760
Rev., 5.00%, 9/1/2031	105,000	101,611
Rev., 5.00%, 9/1/2036	445,000	398,523
Iowa Student Loan Liquidity Corp., Student Loan Series 2015A, Rev., AMT, 5.00%, 12/1/2025	1,000,000	1,005,178
Total Iowa		1,806,517
Kentucky — 0.5%
Kentucky Public Energy Authority, Gas Supply Series 2024A, Rev., 5.00%, 7/1/2030 (c)	1,000,000	1,057,054
University of Kentucky, Healthcare Cancer Center Parking Projects, Rev., 5.00%, 10/1/2025	555,000	556,074
Total Kentucky		1,613,128
Louisiana — 1.9%
Louisiana Housing Corp., Single Family Mortgage Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.00%, 6/1/2055	1,000,000	1,107,035
Louisiana Public Facilities Authority, Mentorship Steam Academy Project
Series 2021A, Rev., 5.00%, 6/1/2036 (b)	385,000	356,704
Series 2021A, Rev., 5.00%, 6/1/2042 (b)	440,000	372,521
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project
Series 2025A, Rev., 5.25%, 5/15/2055	1,000,000	1,011,294
Series 2025A, Rev., 5.50%, 5/15/2055	1,000,000	1,032,557
Louisiana Public Facilities Authority, Tulane University of Louisiana Project Series 2020A, Rev., 5.00%, 4/1/2045	2,000,000	2,003,479
Total Louisiana		5,883,590
Maryland — 0.4%
Washington Suburban Sanitary Commission, Maryland Montgomery and Prince George's Counties Maryland Consolidated Public Improvement Series 2024, Rev., GTD, 4.00%, 6/1/2044	1,225,000	1,125,389
Massachusetts — 1.3%
Massachusetts Development Finance Agency, Amherst College Issue Series 2025A, Rev., 5.00%, 11/1/2035 (c)	1,000,000	1,138,703
Massachusetts Development Finance Agency, Lasell Village, Inc. Issue, Rev., 5.00%, 7/1/2029	1,000,000	1,063,842

42

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Massachusetts — continued
Massachusetts Development Finance Agency, PRG Medford Properties, Inc. Issue Tufts University Student Housing Program, Rev., 5.00%, 6/1/2040	1,000,000	1,041,497
Massachusetts Water Resources Authority, Green Bond Series 2016C, Rev., 4.00%, 8/1/2040	1,000,000	954,529
Total Massachusetts		4,198,571
Michigan — 2.9%
City of Detroit, Unlimited Tax
Series 2021A, GO, 5.00%, 4/1/2033	770,000	824,460
Series 2023A, GO, 6.00%, 5/1/2039	2,000,000	2,201,722
Great Lakes Water Authority Sewage Disposal System, Second Lien Series 2025C, Rev., 5.25%, 7/1/2045	1,790,000	1,861,123
Michigan Finance Authority, Public Lighting Authority Refunding Local Project Series 2025A, Rev., 5.00%, 7/1/2032 (d)	1,000,000	1,113,868
Michigan Finance Authority, Trinity Health Credit Group Series 2013MI-4, Rev., 4.00%, 12/1/2038	1,000,000	969,328
Michigan State Hospital Finance Authority, Corewell Health Series 2025B-2, Rev., 5.00%, 6/1/2035 (c)	1,000,000	1,079,525
Michigan State University Series 2025A, Rev., 5.00%, 2/15/2055	1,000,000	1,006,180
Total Michigan		9,056,206
Minnesota — 1.0%
Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, City Living Home Programs Series 2007A-2, Rev., GNMA / FNMA / FHLMC, 5.52%, 3/1/2041	85,000	85,083
Minnesota Housing Finance Agency Series 2022M, Rev., GNMA / FNMA / FHLMC COLL, 6.00%, 1/1/2053	1,020,000	1,093,228
Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation, Rev., 5.25%, 8/1/2026	825,000	826,621
Minnesota Housing Finance Agency, Residential Housing Series 2024O, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	985,000	1,104,288
Total Minnesota		3,109,220
Mississippi — 0.3%
Jackson State University Educational Building Corp. Series 2021A, Rev., 1.40%, 3/1/2034	1,000,000	836,495
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Missouri — 1.0%
Missouri Housing Development Commission, Single Family, First Place Homeownership Loan Program Series 2024A, Rev., GNMA / FNMA / FHLMC, 5.75%, 5/1/2055	925,000	1,014,969
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Series 2015B, Rev., 5.00%, 7/1/2026	2,000,000	2,002,298
Total Missouri		3,017,267
Nebraska — 0.3%
Nebraska Investment Finance Authority, Single Family Housing Series 2024G, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	1,000,000	1,111,752
New Hampshire — 0.9%
City of Manchester, School Facilities, Rev., NATL - RE, 5.50%, 6/1/2027	900,000	949,375
New Hampshire Business Finance Authority Series 2025-1, Class A-1, Rev., 4.09%, 1/20/2041 (c)	996,411	937,734
New Hampshire Business Finance Authority, Winston Salem Sustainable Energy Partners Series 2025A, Rev., 5.50%, 6/1/2050	1,000,000	1,016,629
Total New Hampshire		2,903,738
New Jersey — 0.2%
Camden County Improvement Authority (The), Camden Prep High School Project, Rev., 5.00%, 7/15/2042 (b)	590,000	572,632
New Mexico — 0.6%
New Mexico Mortgage Finance Authority, Mountain View II & III Apartments Project, Rev., 2.97%, 3/1/2026 (c)	1,000,000	999,958
New Mexico Mortgage Finance Authority, Santee Apartments and Sangre De Cristo Project, Rev., 3.73%, 12/1/2025 (c)	1,000,000	1,001,331
Total New Mexico		2,001,289
New York — 13.3%
Buffalo Sewer Authority Series 2025A, Rev., 5.00%, 6/15/2050	1,080,000	1,099,962
Build NYC Resource Corp., Grand Concourse Academy Charter School Series 2022A, Rev., 3.40%, 7/1/2027	125,000	124,951
Build NYC Resource Corp., Kipp NYC Public School Facilities - Canal West Project, Rev., 5.00%, 7/1/2029	460,000	488,915
Build NYC Resource Corp., The Young Men's and Women's Hebrew Association Project Series 2024, Rev., 5.00%, 12/1/2027	1,000,000	1,052,745

43

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New York — continued
Build NYC Resource Corp., Urban Resource Institute Project Series 2025A, Rev., 4.13%, 12/1/2035	1,000,000	1,014,714
Long Island Power Authority, Electric System Series 2025B, Rev., VRDO, 3.00%, 9/1/2028 (c)	1,000,000	1,000,000
Metropolitan Transportation Authority
Series 2017D, Rev., 5.00%, 11/15/2033	1,935,000	2,019,671
Series 2024B, Rev., 5.00%, 11/15/2041	1,000,000	1,024,846
Metropolitan Transportation Authority, Climate Bond Series 2025A, Rev., 5.25%, 11/15/2043	1,000,000	1,029,190
Monroe County Industrial Development Corp., Academy of Health Sciences Charter School Project Series 2022A, Rev., 5.00%, 7/1/2032 (b)	250,000	254,886
New York City Health and Hospitals Corp., Health System Series 2025A, Rev., 5.00%, 2/15/2036	2,500,000	2,759,177
New York City Housing Development Corp. Series 2025A, Rev., FHLMC COLL, 5.20%, 2/1/2055	1,250,000	1,262,918
New York City Municipal Water Finance Authority, Second General Resolution Series 2025CC, Rev., 5.00%, 6/15/2032	1,000,000	1,142,562
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2025 Series 2025DD, Rev., 5.50%, 6/15/2039	1,000,000	1,131,438
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Series 2009BB-2, Rev., VRDO, LIQ : UBS AG, 3.90%, 9/2/2025 (c)	250,000	250,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023 Series 2023, Subseries B-1, Rev., VRDO, LIQ : Mizuho Bank Ltd., 2.65%, 9/2/2025 (c)	6,500,000	6,500,000
New York State Dormitory Authority, Brooklyn Law School Series 2019A, Rev., 5.00%, 7/1/2033	1,000,000	1,037,096
New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center Series 2025 2-B, Rev., 5.00%, 7/1/2032 (c)	1,000,000	1,092,641
New York State Dormitory Authority, Mount Sinai Obligated Group, Rev., 5.00%, 7/1/2045	1,000,000	964,980
New York State Dormitory Authority, New York University Series 2024, Rev., 5.25%, 7/1/2049	2,400,000	2,414,136
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

New York — continued
New York State Dormitory Authority, Rosewell Park Cancer Institute Obligated Group Series 2025A, Rev., A.G., 5.50%, 7/1/2050	1,000,000	1,040,015
New York State Dormitory Authority, School Districts Financing Program Series 2025A, Rev., A.G., 5.00%, 10/1/2033	1,000,000	1,145,093
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution Series 2024A, Rev., 5.25%, 6/15/2053	1,000,000	1,035,003
New York Transportation Development Corp., JFK International Airport New Terminal One Project, Green Bonds
Rev., AMT, A.G., 6.00%, 6/30/2045	1,000,000	1,064,020
Series 2023, Rev., AMT, A.G., 5.00%, 6/30/2049	2,000,000	1,924,423
Onondaga Civic Development Corp., Syracuse University Project, Rev., 4.50%, 12/1/2050	1,000,000	941,395
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Series 2024C, Rev., 5.00%, 11/15/2038	2,625,000	2,820,179
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax Series 2025B-2, Rev., BAN, 5.00%, 3/15/2029	2,500,000	2,730,862
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project Series 2021A, Rev., 4.50%, 7/1/2056 (b)	1,160,000	880,590
Total New York		41,246,408
North Carolina — 2.3%
City of Charlotte Water and Sewer System Series 2022A, Rev., 5.00%, 7/1/2030	3,000,000	3,352,883
North Carolina Housing Finance Agency, Homeownership-1998 Trust
Series 55-C, Rev., GNMA / FNMA / FHLMC, 3.20%, 1/15/2026 (c)	2,000,000	2,000,336
Series 55-A, Rev., GNMA / FNMA / FHLMC, 6.25%, 7/1/2055	1,345,000	1,490,306
North Carolina Medical Care Commission, Twin Lakes Community Series 2025A, Rev., 5.25%, 1/1/2055	250,000	236,818
Total North Carolina		7,080,343
Ohio — 3.9%
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2016A, Rev., 4.00%, 2/15/2041	1,000,000	918,791

44

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — continued
American Municipal Power, Inc., Solar Electricity Prepayment Project Series 2019A, Rev., 5.00%, 2/15/2035	825,000	861,976
City of Toledo Water System, Waterworks, Rev., 5.00%, 11/15/2032	1,300,000	1,415,014
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	1,000,000	1,002,051
Kings Local School District, Unlimited Tax, GO, BAN, 5.00%, 7/9/2026	2,000,000	2,037,713
Lakota Local School District Series 2005, GO, NATL - RE, 5.25%, 12/1/2025	1,500,000	1,510,223
Northeast Ohio Medical University Series 2022, Rev., 5.00%, 12/1/2037	1,100,000	1,148,076
Ohio Water Development Authority, Drinking Water Assistance Series 2025A, Rev., 5.00%, 12/1/2042	2,000,000	2,108,286
State of Ohio, Children's Hospital Medical Center of Akron Series 2024B, Rev., 5.00%, 8/15/2032 (c)	1,000,000	1,100,536
Total Ohio		12,102,666
Oklahoma — 2.3%
Oklahoma Housing Finance Agency, Home Ownership Loan Program Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 9/1/2056	1,000,000	1,128,113
Oklahoma Water Resources Board, Clean Water Program
Rev., 5.00%, 4/1/2038	2,000,000	2,172,872
Series 2025A, Rev., 5.00%, 4/1/2044	1,900,000	1,970,897
Oklahoma Water Resources Board, State Loan Program Series 2021D, Rev., 4.00%, 10/1/2046	2,035,000	1,808,275
Total Oklahoma		7,080,157
Oregon — 1.5%
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series B, GO, Zero Coupon, 6/15/2035	1,000,000	652,506
Oregon Health and Science University Series 2021A, Rev., 3.00%, 7/1/2051	2,645,000	1,818,470
Oregon State Facilities Authority, Peacehealth Series 2018A, Rev., VRDO, LOC : US Bank NA, 2.70%, 9/2/2025 (c)	2,175,000	2,175,000
Total Oregon		4,645,976
Other — 0.2%
Multi-Family Housing, Bond Pass-Through Certificates, Grand Reserve Apartments Series 8, Rev., 5.95%, 11/1/2035 (c)	745,000	745,211
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pennsylvania — 1.4%
Bucks County Water and Sewer Authority Series 2022A, Rev., A.G., 5.00%, 12/1/2038	525,000	561,396
Pennsylvania Economic Development Financing Authority, Presbyterian Senior Living Homes Series 2021, Rev., 4.00%, 7/1/2046	750,000	616,168
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 2024-145A, Rev., 6.00%, 10/1/2054	995,000	1,085,350
Series 2025-150A, Rev., 6.25%, 10/1/2055 (d)	1,000,000	1,123,311
Redevelopment Authority of the City of Philadelphia, Service Agreement Series 2024B, Rev., 5.00%, 9/1/2042	850,000	875,610
Total Pennsylvania		4,261,835
South Carolina — 0.7%
South Carolina Jobs-Economic Development Authority, Foothill Affordable Housing Series 2025, Rev., 4.00%, 3/1/2035 (c)	2,355,000	2,331,767
South Dakota — 1.1%
South Dakota Health and Educational Facilities Authority, Sanford Series 2025B, Rev., 5.00%, 11/1/2036	1,000,000	1,090,585
South Dakota Housing Development Authority
Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.25%, 11/1/2055	995,000	1,112,201
Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.50%, 11/1/2055	1,000,000	1,137,024
Total South Dakota		3,339,810
Tennessee — 3.6%
City of Gallatin Water and Sewer, Rev., 5.00%, 1/1/2038	1,110,000	1,215,163
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Blakeford at Green Hills Series 2020A, Rev., 4.00%, 11/1/2038	1,305,000	1,147,111
Metropolitan Government of Nashville and Davidson County Water and Sewer, Rev., 5.00%, 7/1/2036	2,500,000	2,777,894
Metropolitan Government of Nashville and Davidson County, Water and Sewer, Rev., 5.00%, 7/1/2038	2,000,000	2,171,664
Shelby County Health Educational and Housing Facilities Board, Baptism Memorial Health Obligated Group
Series 2024B, Rev., 5.00%, 9/1/2029 (c)	1,000,000	1,066,658
Series 2025B, Rev., 5.00%, 9/1/2030 (c)	1,000,000	1,078,051

45

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Tennessee — continued
Shelby County Health Educational and Housing Facilities Board, Madrone Memphis Student Housing I, LLC- University of Memphis Project Series 2024A-1, Rev., 5.00%, 6/1/2044 (b)	1,250,000	1,161,529
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019A, Rev., 5.75%, 10/1/2059	1,000,000	679,450
Total Tennessee		11,297,520
Texas — 9.5%
Arlington Higher Education Finance Corp., Basis Texas Charter Schools, Inc., Rev., 5.63%, 6/15/2045 (b) (d)	1,000,000	984,300
Austin Community College District, Unlimited Tax, GO, 5.00%, 8/1/2037	1,000,000	1,088,098
City of Houston Airport System, United Airlines, Inc., Terminal Improvement Projects Series 2024B, Rev., AMT, 5.25%, 7/15/2034	650,000	681,148
Collin County Community College District, Rev., 4.00%, 8/15/2042	1,500,000	1,377,265
Comal Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/1/2038	1,000,000	1,079,440
Housing Options, Inc., The Culbreath, Rev., 3.75%, 11/1/2028 (c)	1,000,000	1,017,765
Mansfield Independent School District, Unlimited Tax Series 2024, GO, PSF-GTD, 4.00%, 2/15/2054	1,000,000	828,323
New Hope Cultural Education Facilities Finance Corp., Longhorn Village Project, Rev., 5.00%, 1/1/2028	1,145,000	1,164,672
North Texas Municipal Water District Water System, Rev., 5.00%, 9/1/2036	2,000,000	2,230,203
North Texas Municipal Water District, Panther Creek Regional Wastewater System, Rev., 5.25%, 6/1/2043	1,855,000	1,951,270
Permanent University Fund - University of Texas System Series 2025A, Rev., 5.00%, 7/1/2035	2,500,000	2,836,436
Plano Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2029	1,000,000	1,081,994
San Antonio Water System, Junior Lien Series 2024B, Rev., 5.00%, 5/15/2030	1,000,000	1,107,811
State of Texas Series 2025B, GO, 5.00%, 8/1/2036	1,000,000	1,100,859
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System Series 2025C, Rev., 5.00%, 11/15/2032 (c)	2,000,000	2,205,571
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Texas — continued
Terrell Independent School District, Kaufman and Hunt Counties, Unlimited Tax, GO, PSF-GTD, 5.00%, 8/1/2036	1,500,000	1,651,886
Texas Municipal Gas Acquisition and Supply Corp. V, Gas Supply Series 2024, Rev., 5.00%, 1/1/2034 (c)	1,000,000	1,063,844
Texas Water Development Board, State Water Implementation Fund Series 2019A, Rev., 4.00%, 10/15/2044	4,365,000	3,934,664
Via Metropolitan Transit Advanced Transportation District Sales Tax
Series 2024, Rev., 5.00%, 8/1/2029	1,000,000	1,091,196
Series 2024, Rev., 5.00%, 8/1/2049	1,000,000	1,022,623
Total Texas		29,499,368
Utah — 0.6%
Utah Associated Municipal Power Systems, Horse Butte Wind Project Series 2017B, Rev., 5.00%, 9/1/2033	1,700,000	1,774,702
Virginia — 0.8%
Hampton Roads Sanitation District Series 2024A, Rev., 5.00%, 11/1/2037	1,275,000	1,412,703
Virginia Small Business Financing Authority, Environmental Facilities Pure Salmon Virginia LLC Project, Rev., AMT, 4.00%, 11/20/2025 (c)	1,000,000	1,000,680
Total Virginia		2,413,383
Washington — 3.8%
City of Seattle Municipal Light and Power, Rev., 5.00%, 2/1/2036	1,570,000	1,765,863
City of Seattle Water System
Rev., 5.00%, 5/1/2035	1,000,000	1,143,658
Rev., 5.00%, 5/1/2050	1,000,000	1,021,775
City of Tacoma Electric System Series 2025B, Rev., 5.00%, 1/1/2034	1,655,000	1,878,672
County of King Sewer Series 2016A, Rev., 4.00%, 7/1/2039	1,000,000	977,970
Vancouver Housing Authority Series 2025, Rev., 4.25%, 2/1/2038	2,000,000	1,944,658
Washington State Housing Finance Commission, Blakeley and Laurel Villages Portfolio Series 2025A, Rev., 5.50%, 7/1/2050 (b)	1,000,000	966,690
Washington State Housing Finance Commission, Radford Court and Nordheim Court Series 2024, Rev., 5.50%, 7/1/2049	1,000,000	1,010,365

46

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
Washington State Housing Finance Commission, Seattle Academy of Arts and Science Project
Series 2023, Rev., 5.00%, 7/1/2028 (b)	250,000	260,641
Series 2023, Rev., 5.13%, 7/1/2033 (b)	740,000	792,327
Total Washington		11,762,619
West Virginia — 0.2%
West Virginia Hospital Finance Authority, University Health System Series 2023A, Rev., 5.00%, 6/1/2040	505,000	524,149
Wisconsin — 2.6%
Public Finance Authority, Ripple Ranch, LLC Obligate Series 2021A, Rev., 5.25%, 12/1/2051 (b)	200,000	123,764
Public Finance Authority, Senior Lien, Rev., AMT, 5.75%, 7/1/2049	1,000,000	994,004
Washington Health Care Facilities Authority, Fred Hutchinson Cancer Research Center Series 2024A, Rev., 5.00%, 4/1/2035	1,000,000	1,123,873
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group, Rev., 5.25%, 8/15/2050	1,000,000	1,008,225
Wisconsin Health and Educational Facilities Authority, Franciscan Sisters of Christian Charity Sponsored Ministries, Inc. Series 2017A, Rev., 5.00%, 9/1/2027 (e)	785,000	825,039
Wisconsin Health and Educational Facilities Authority, Milwaukee Regional Medical Center Thermal Service, Rev., 5.00%, 4/1/2035	1,165,000	1,208,999
Wisconsin Housing and Economic Development Authority, Home Ownership
Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	1,020,000	1,104,396
Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.00%, 3/1/2055	1,500,000	1,640,907
Total Wisconsin		8,029,207
Total Municipal Bonds (Cost $279,291,641)		277,877,793
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 11.1%
Investment Companies — 11.1%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.13% (f) (g) (Cost $34,369,621)	34,367,673	34,371,110
Total Investments — 100.4% (Cost $313,661,262)		312,248,903
Liabilities in Excess of Other Assets — (0.4)%		(1,252,114)
NET ASSETS — 100.0%		310,996,789

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2025.

(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of August 31, 2025.

47

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
Futures contracts outstanding as of August 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury Long Bond	26	12/19/2025	USD	2,970,500	769
Short Contracts
U.S. Treasury 10 Year Ultra Note	(17)	12/19/2025	USD	(1,945,172)	(8,973)
U.S. Treasury Ultra Bond	(9)	12/19/2025	USD	(1,047,656)	4,133
					(4,840)
					(4,071)

Abbreviations
USD	United States Dollar

48

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2025 (Unaudited)

	JPMorgan High Yield Municipal ETF	JPMorgan Inflation Managed Bond ETF	JPMorgan Limited Duration Bond ETF
ASSETS:
Investments in non-affiliates, at value	$188,153,352	$738,357,963	$2,139,277,148
Investments in affiliates, at value	28,096,060	18,874,284	80,930,546
Cash	586	40,527	431,045
Deposits at broker for futures contracts	254,000	—	—
Deposits at broker for centrally cleared swaps	—	40,000	—
Receivables:
Investment securities sold	—	50,153	217,677
Interest from non-affiliates	2,264,585	5,824,117	7,769,614
Dividends from affiliates	44,772	2,252	9,657
Variation margin on futures contracts	—	—	258,733
Total Assets	218,813,355	763,189,296	2,228,894,420
LIABILITIES:
Payables:
Investment securities purchased	—	—	1,512,992
Investment securities purchased — delayed delivery securities	1,964,150	—	16,000,000
Variation margin on futures contracts	4,386	57,861	—
Variation margin on centrally cleared swaps	—	363,734	—
Accrued liabilities:
Investment advisory fees	30,627	86,991	251,866
Administration fees	13,146	47,918	137,458
Printing and mailing costs	23,504	30,845	57,421
Custodian and accounting fees	8,503	27,461	15,444
Trustees’ and Chief Compliance Officer’s fees	106	123	—
Other	59,639	56,163	55,778
Total Liabilities	2,104,061	671,096	18,030,959
Net Assets	$216,709,294	$762,518,200	$2,210,863,461
NET ASSETS:
Paid-in-Capital	$282,472,090	$815,633,139	$2,225,743,825
Total distributable earnings (loss)	(65,762,796)	(53,114,939)	(14,880,364)
Total Net Assets	$216,709,294	$762,518,200	$2,210,863,461
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	4,400,360	15,643,210	42,213,170
Net asset value, per share	$49.25	$48.74	$52.37
Cost of investments in non-affiliates	$194,162,998	$741,057,894	$2,141,548,153
Cost of investments in affiliates	28,095,293	18,873,362	80,920,704
Net upfront receipts on centrally cleared swaps	—	(2,047,749)	—
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	49

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2025 (Unaudited) (continued)

	JPMorgan Realty Income ETF	JPMorgan Sustainable Municipal Income ETF
ASSETS:
Investments in non-affiliates, at value	$454,757,615	$277,877,793
Investments in affiliates, at value	9,745,538	34,371,110
Investments of cash collateral received from securities loaned, at value (See Note 2.D.)	2,722,602	—
Cash	34,099	—
Deposits at broker for futures contracts	—	46,000
Receivables:
Fund shares sold	158,623	—
Interest from non-affiliates	—	2,940,135
Dividends from non-affiliates	419,045	—
Dividends from affiliates	1,163	88,844
Securities lending income (See Note 2.D.)	382	—
Other assets	11,281	—
Total Assets	467,850,348	315,323,882
LIABILITIES:
Payables:
Due to custodian	—	4,167
Investment securities purchased	—	1,000,000
Investment securities purchased — delayed delivery securities	—	3,215,470
Collateral received on securities loaned (See Note 2.D.)	2,722,602	—
Variation margin on futures contracts	—	2,640
Accrued liabilities:
Investment advisory fees	151,829	9,197
Administration fees	28,961	19,653
Printing and mailing costs	35,342	19,643
Custodian and accounting fees	5,725	13,001
Trustees’ and Chief Compliance Officer’s fees	112	101
Other	51,928	43,221
Total Liabilities	2,996,499	4,327,093
Net Assets	$464,853,849	$310,996,789
NET ASSETS:
Paid-in-Capital	$461,399,516	$336,083,880
Total distributable earnings (loss)	3,454,333	(25,087,091)
Total Net Assets	$464,853,849	$310,996,789
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	9,647,859	6,306,783
Net asset value, per share	$48.18	$49.31
Cost of investments in non-affiliates	$409,063,943	$279,291,641
Cost of investments in affiliates	9,744,281	34,369,621
Investment securities on loan, at value (See Note 2.D.)	2,627,431	—
Cost of investment of cash collateral (See Note 2.D.)	2,722,602	—
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Exchange-Traded Funds	August 31, 2025

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2025 (Unaudited)

	JPMorgan High Yield Municipal ETF	JPMorgan Inflation Managed Bond ETF	JPMorgan Limited Duration Bond ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$5,044,465	$15,066,651	$33,678,648
Interest income from affiliates	61	76	2,917
Dividend income from affiliates	229,773	204,072	1,840,248
Total investment income	5,274,299	15,270,799	35,521,813
EXPENSES:
Investment advisory fees	355,499	998,400	1,511,843
Administration fees	76,179	267,430	566,938
Custodian and accounting fees	18,591	57,771	47,057
Interest expense to non-affiliates	403	1,635	951
Interest expense to affiliates	405	352	31
Professional fees	51,776	48,644	43,741
Trustees’ and Chief Compliance Officer’s fees	12,795	13,272	13,668
Printing and mailing costs	7,810	5,469	15,198
Registration and filing fees	5,847	5,442	23,128
Other	3,015	3,813	4,180
Total expenses	532,320	1,402,228	2,226,735
Less fees waived	(12,690)	(5,889)	(47,813)
Less expense reimbursements	(175,925)	(508,217)	(411,539)
Net expenses	343,705	888,122	1,767,383
Net investment income (loss)	4,930,594	14,382,677	33,754,430
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(1,742,808)	(280,866)	(271,272)
Investments in affiliates	127	2,278	(2,128)
Options purchased	(6,938)	—	—
Futures contracts	44,793	3,880,499	(299,257)
Swaps	—	1,230,303	—
Net realized gain (loss)	(1,704,826)	4,832,214	(572,657)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(6,947,273)	6,352,008	11,440,239
Investments in affiliates	(127)	(757)	(4,313)
Options purchased	3,608	—	—
Futures contracts	(7,133)	(206,367)	(12,375)
Swaps	—	2,715,952	—
Change in net unrealized appreciation/depreciation	(6,950,925)	8,860,836	11,423,551
Net realized/unrealized gains (losses)	(8,655,751)	13,693,050	10,850,894
Change in net assets resulting from operations	$(3,725,157)	$28,075,727	$44,605,324
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	51

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2025 (Unaudited) (continued)

	JPMorgan Realty Income ETF	JPMorgan Sustainable Municipal Income ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$—	$5,050,232
Interest income from affiliates	3	46
Dividend income from non-affiliates	6,066,984	—
Dividend income from affiliates	189,264	432,769
Income from securities lending (net) (See Note 2.D.)	855	—
Other	9,115	—
Total investment income	6,266,221	5,483,047
EXPENSES:
Investment advisory fees	1,304,002	417,312
Administration fees	163,000	104,328
Custodian and accounting fees	12,532	20,262
Interest expense to non-affiliates	—	64
Interest expense to affiliates	—	347
Professional fees	33,071	36,740
Trustees’ and Chief Compliance Officer’s fees	13,006	12,853
Printing and mailing costs	—	9,496
Registration and filing fees	5,519	6,966
Other	3,036	3,055
Total expenses	1,534,166	611,423
Less fees waived	(5,051)	(21,451)
Less expense reimbursements	(446,870)	(360,353)
Net expenses	1,082,245	229,619
Net investment income (loss)	5,183,976	5,253,428
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(6,536,623)	(3,388,581)
Investments in affiliates	(644)	—
In-kind redemptions of investments in non-affiliates (See Note 4)	2,951,095	—
Options purchased	—	(4,250)
Futures contracts	—	55,026
Net realized gain (loss)	(3,586,172)	(3,337,805)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(8,443,025)	(3,039,857)
Investments in affiliates	(205)	—
Options purchased	—	2,210
Futures contracts	—	(4,071)
Change in net unrealized appreciation/depreciation	(8,443,230)	(3,041,718)
Net realized/unrealized gains (losses)	(12,029,402)	(6,379,523)
Change in net assets resulting from operations	$(6,845,426)	$(1,126,095)
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Exchange-Traded Funds	August 31, 2025

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan High Yield Municipal ETF		JPMorgan Inflation Managed Bond ETF
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$4,930,594	$7,612,596	$14,382,677	$27,669,198
Net realized gain (loss)	(1,704,826)	(3,777,997)	4,832,214	243,244
Distributions of capital gains received from investment company affiliates	—	14	—	—
Change in net unrealized appreciation/depreciation	(6,950,925)	8,665,573	8,860,836	18,692,168
Change in net assets resulting from operations	(3,725,157)	12,500,186	28,075,727	46,604,610
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(4,566,897)	(7,809,152)	(13,805,294)	(26,879,361)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	17,267,082	28,083,437	72,120,147	(4,547,838)
NET ASSETS:
Change in net assets	8,975,028	32,774,471	86,390,580	15,177,411
Beginning of period	207,734,266	174,959,795	676,127,620	660,950,209
End of period	$216,709,294	$207,734,266	$762,518,200	$676,127,620
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$24,693,750	$33,063,373	$88,616,004	$42,299,161
Cost of shares redeemed	(7,426,668)	(4,979,936)	(16,495,857)	(46,846,999)
Total change in net assets resulting from capital transactions	$17,267,082	$28,083,437	$72,120,147	$(4,547,838)
SHARE TRANSACTIONS:
Issued	500,000	650,000	1,850,000	900,000
Redeemed	(150,000)	(100,000)	(350,000)	(1,000,000)
Net increase (decrease) in shares from share transactions	350,000	550,000	1,500,000	(100,000)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	53

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan Limited Duration Bond ETF		JPMorgan Realty Income ETF
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$33,754,430	$37,088,942	$5,183,976	$8,875,158
Net realized gain (loss)	(572,657)	(6,567)	(3,586,172)	19,911,716
Change in net unrealized appreciation/depreciation	11,423,551	15,654,882	(8,443,230)	29,149,775
Change in net assets resulting from operations	44,605,324	52,737,257	(6,845,426)	57,936,649
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(29,403,207)	(35,804,814)	(4,495,785)	(8,131,929)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,094,101,807	357,356,247	57,390,807	40,921,260
NET ASSETS:
Change in net assets	1,109,303,924	374,288,690	46,049,596	90,725,980
Beginning of period	1,101,559,537	727,270,847	418,804,253	328,078,273
End of period	$2,210,863,461	$1,101,559,537	$464,853,849	$418,804,253
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$1,094,101,807	$391,889,389	$70,615,740	$88,400,458
Cost of shares redeemed	—	(34,533,142)	(13,224,933)	(47,479,198)
Total change in net assets resulting from capital transactions	$1,094,101,807	$357,356,247	$57,390,807	$40,921,260
SHARE TRANSACTIONS:
Issued	21,040,000	7,580,000	1,475,000	1,900,000
Redeemed	—	(680,000)	(275,000)	(975,000)
Net increase in shares from share transactions	21,040,000	6,900,000	1,200,000	925,000
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Exchange-Traded Funds	August 31, 2025

	JPMorgan Sustainable Municipal Income ETF
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$5,253,428	$8,212,884
Net realized gain (loss)	(3,337,805)	(4,278,322)
Distributions of capital gains received from investment company affiliates	—	27
Change in net unrealized appreciation/depreciation	(3,041,718)	4,223,575
Change in net assets resulting from operations	(1,126,095)	8,158,164
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(5,022,899)	(8,128,329)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	61,522,293	37,867,555
NET ASSETS:
Change in net assets	55,373,299	37,897,390
Beginning of period	255,623,490	217,726,100
End of period	$310,996,789	$255,623,490
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$71,282,941	$45,418,518
Cost of shares redeemed	(9,760,648)	(7,550,963)
Total change in net assets resulting from capital transactions	$61,522,293	$37,867,555
SHARE TRANSACTIONS:
Issued	1,450,000	900,000
Redeemed	(200,000)	(150,000)
Net increase in shares from share transactions	1,250,000	750,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	55

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance(a)
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan High Yield Municipal ETF (g)
Six Months Ended August 31, 2025 (Unaudited)	$51.29	$1.21	$(2.12)	$(0.91)	$(1.13)	$—	$(1.13)
Year Ended February 28, 2025	49.98	2.15	1.37	3.52	(2.21)	—	(2.21)
Year Ended February 29, 2024	49.76	2.38	(0.05)	2.33	(2.11)	—	(2.11)
Year Ended February 28, 2023	58.54	2.02	(8.78)	(6.76)	(2.02)	—	(2.02)
Year Ended February 28, 2022	59.42	1.86	(0.88)	0.98	(1.86)	—	(1.86)
Year Ended February 28, 2021	61.64	1.86	(2.22)	(0.36)	(1.81)	(0.05)	(1.86)

(a)	Per share amounts reflect the conversion of the Acquired Fund into the Fund as of the close of business on July 14, 2023.
(b)	Annualized for periods less than one year, unless otherwise noted.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)
JPMorgan High Yield Municipal ETF acquired all of the assets and liabilities of the JPMorgan High Yield Municipal Fund (“Acquired Fund”) in a reorganization that occurred as of the close of business on July 14, 2023. Market price returns are calculated using the official closing price of the JPMorgan High Yield Municipal ETF on the listing exchange as of the time that the JPMorgan High Yield Municipal ETF's net asset value ("NAV") is calculated. Prior to the JPMorgan High Yield
Municipal ETF's listing on July 17, 2023, the NAV performance of the Class R6 Shares of the Acquired Fund are used as proxy market price returns.

(g)
JPMorgan High Yield Municipal ETF (the “Fund”) acquired all of the assets and liabilities of the JPMorgan High Yield Municipal Fund (“Acquired Fund”) in a
reorganization that occurred as of the close of business on July 14, 2023. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Acquired Fund’s Class R6 Shares for the period March 1, 2020 up through the reorganization.

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Exchange-Traded Funds	August 31, 2025

		Ratios/Supplemental data
					Ratios to average net assets (b)
Net asset value, end of period	Market price, end of period	Total return(d)(e)	Market price total return(d)(f)	Net assets, end of period	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(d)

$49.25	$49.42	(1.78)%	(1.79)%	$216,709,294	0.34%	4.85%	0.52%	40%
51.29	51.47	7.25	8.12	207,734,266	0.34	4.27	0.57	76
49.98	49.75	4.85	4.38	174,959,795	0.35	4.87	0.59	90
49.76	49.76	(11.62)	(11.62)	13,436,450	0.45	3.82	0.52	21
58.54	58.54	1.60	1.60	20,315,531	0.45	3.07	0.51	24
59.42	59.42	(0.41)	(0.41)	21,168,811	0.45	3.16	0.51	39
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	57

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance(a)
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Inflation Managed Bond ETF (g)
Six Months Ended August 31, 2025 (Unaudited)	$47.81	$0.97	$0.90	$1.87	$(0.94)	$—	$(0.94)
Year Ended February 28, 2025	46.40	1.97	1.36	3.33	(1.92)	—	(1.92)
Year Ended February 29, 2024	46.29	1.74	0.01	1.75	(1.64)	—	(1.64)
Year Ended February 28, 2023	51.43	1.63	(5.05)	(3.42)	(1.58)	(0.14)	(1.72)
Year Ended February 28, 2022	50.58	1.27	0.85	2.12	(1.27)	—	(1.27)
Year Ended February 28, 2021	49.26	0.94	1.32	2.26	(0.94)	—	(0.94)

(a)	Per share amounts reflect the conversion of the Acquired Fund into the Fund as of the close of business on April 8, 2022.
(b)	Annualized for periods less than one year, unless otherwise noted.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)
JPMorgan Inflation Managed Bond ETF acquired all of the assets and liabilities of the JPMorgan Inflation Managed Bond Fund (“Acquired Fund”) in a
reorganization that occurred as of the close of business on April 8, 2022. Market price returns are calculated using the official closing price of the JPMorgan
Inflation Managed Bond ETF on the listing exchange as of the time that the JPMorgan Inflation Managed Bond ETF's net asset value ("NAV") is calculated. Prior to the JPMorgan Inflation Managed Bond ETF's listing on April, 11, 2022, the NAV performance of the Class R6 Shares of the Acquired Fund are used as proxy market price returns.

(g)
JPMorgan Inflation Managed Bond ETF (the “Fund”) acquired all of the assets and liabilities of the JPMorgan Inflation Managed Bond Fund (“Acquired Fund”) in a
reorganization that occurred as of the close of business on April 8, 2022. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Acquired Fund’s Class R6 Shares for the period March 1, 2020 up through the reorganization.

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Exchange-Traded Funds	August 31, 2025

		Ratios/Supplemental data
					Ratios to average net assets (b)
Net asset value, end of period	Market price, end of period	Total return(d)(e)	Market price total return(d)(f)	Net assets, end of period	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(d)

$48.74	$48.83	3.97%	3.64%	$762,518,200	0.25%	4.03%	0.39%	21%
47.81	48.05	7.34	7.71	676,127,620	0.25	4.19	0.39	110
46.40	46.47	3.86	3.86	660,950,209	0.25	3.75	0.40	60
46.29	46.36	(6.73)	(6.59)	904,606,857	0.26	3.38	0.41	107
51.43	51.43	4.23	4.23	897,545,065	0.34	2.49	0.39	159
50.58	50.58	4.70	4.70	1,172,320,983	0.34	1.93	0.38	89
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	59

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance(a)
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Limited Duration Bond ETF (h)
Six Months Ended August 31, 2025 (Unaudited)	$52.03	$1.16	$0.27	$1.43	$(1.09)
Year Ended February 28, 2025	50.95	2.33	1.04	3.37	(2.29)
Year Ended February 29, 2024	50.00	2.14	0.81	2.95	(2.00)
Year Ended February 28, 2023	51.60	1.19	(1.60)	(0.41)	(1.19)
Year Ended February 28, 2022	52.68	0.57	(1.08)	(0.51)	(0.57)
Year Ended February 28, 2021	52.63	0.83	0.05	0.88	(0.83)

(a)	Per share amounts reflect the conversion of the Acquired Fund into the Fund as of the close of business on July 28, 2023.
(b)	Annualized for periods less than one year, unless otherwise noted.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)
JPMorgan Limited Duration Bond ETF acquired all of the assets and liabilities of the JPMorgan Limited Duration Bond Fund (“Acquired Fund”) in a reorganization that occurred as of the close of business on July 28, 2023. Market price returns are calculated using the official closing price of the JPMorgan Limited Duration
Bond ETF on the listing exchange as of the time that the JPMorgan Limited Duration Bond ETF's net asset value ("NAV") is calculated. Prior to the JPMorgan
Limited Duration Bond ETF's listing on July 31, 2023, the NAV performance of the Class R6 Shares of the Acquired Fund are used as proxy market price returns.

(g)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(h)
JPMorgan Limited Duration Bond ETF (the “Fund”) acquired all of the assets and liabilities of the JPMorgan Limited Duration Bond Fund (“Acquired Fund”) in a
reorganization that occurred as of the close of business on July 28, 2023. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Acquired Fund’s Class R6 Shares for the period March 1, 2020 up through the reorganization.

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Exchange-Traded Funds	August 31, 2025

		Ratios/Supplemental data
					Ratios to average net assets (b)
Net asset value, end of period	Market price, end of period	Total return(d)(e)	Market price total return(d)(f)	Net assets, end of period	Net expenses(g)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(d)

$52.37	$52.45	2.78%	2.85%	$2,210,863,461	0.23%	4.45%	0.29%	22%
52.03	52.07	6.78	7.18	1,101,559,537	0.23	4.53	0.32	30
50.95	50.80	6.05	5.74	727,270,847	0.23	4.27	0.33	6
50.00	50.00	(0.74)	(0.74)	716,175,584	0.23	2.41	0.31	26
51.60	51.60	(0.95)	(0.95)	821,093,668	0.24	1.10	0.30	24
52.68	52.68	1.70	1.70	859,503,428	0.23	1.55	0.30	35
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	61

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance(a)
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions	Net asset value, end of period
JPMorgan Realty Income ETF (g)
Six Months Ended August 31, 2025 (Unaudited)	$49.58	$0.57	$(1.47)	$(0.90)	$(0.50)	$—	$(0.50)	$48.18
Year Ended February 28, 2025	43.61	1.13	5.89	7.02	(1.05)	—	(1.05)	49.58
Year Ended February 29, 2024	43.19	1.16	0.73	1.89	(1.47)	—	(1.47)	43.61
Year Ended February 28, 2023	62.71	0.98 (h)	(9.14)	(8.16)	(0.76)	(10.60)	(11.36)	43.19
Year Ended February 28, 2022	54.76	0.64	13.05	13.69	(0.80)	(4.94)	(5.74)	62.71
Year Ended February 28, 2021	54.40	0.84	1.89	2.73	(0.72)	(1.65)	(2.37)	54.76

(a)	Per share amounts reflect the conversion of the Acquired Fund into the Fund as of the close of business on April 8, 2022.
(b)	Annualized for periods less than one year, unless otherwise noted.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)
JPMorgan Realty Income ETF acquired all of the assets and liabilities of the JPMorgan Realty Income Fund (“Acquired Fund”) in a reorganization that occurred as of the close of business on May 20, 2022. Market price returns are calculated using the official closing price of the JPMorgan Realty Income ETF on the listing exchange as of the time that the JPMorgan Realty Income ETF's net asset value ("NAV") is calculated. Prior to the JPMorgan Realty Income ETF's listing on May 23,
2022, the NAV performance of the Class R6 Shares of the Acquired Fund are used as proxy market price returns.

(g)
JPMorgan Realty Income ETF (the “Fund”) acquired all of the assets and liabilities of the JPMorgan Realty Income Fund (“Acquired Fund”) in a reorganization that occurred as of the close of business on May 20, 2022. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Acquired Fund’s Class R6 Shares for the period March 1, 2020 up through the reorganization.

(h)
Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $0.81 and the net investment income (loss) ratio would have been 1.59%,

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Exchange-Traded Funds	August 31, 2025

	Ratios/Supplemental data
				Ratios to average net assets (b)
Market price, end of period	Total return(d)(e)	Market price total return(d)(f)	Net assets, end of period	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(d)

$48.22	(1.82)%	(1.77)%	$464,853,849	0.50%	2.38%	0.71%	54%
49.60	16.27	16.45	418,804,253	0.50	2.42	0.71	77
43.56	4.54	4.28	328,078,273	0.50	2.78	0.72	96
43.25	(13.43)	(13.31)	509,554,235	0.55	1.93 (h)	0.72	84
62.71	24.69	24.69	1,450,453,154	0.68	0.98	0.70	59
54.76	5.38	5.38	1,663,701,422	0.68	1.67	0.70	90
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	63

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance(a)
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
JPMorgan Sustainable Municipal Income ETF (g)
Six Months Ended August 31, 2025 (Unaudited)	$50.55	$0.94	$(1.27)	$(0.33)	$(0.91)
Year Ended February 28, 2025	50.55	1.84	(0.01)	1.83	(1.83)
Year Ended February 29, 2024	49.56	1.77	0.81	2.58	(1.59)
Year Ended February 28, 2023	53.82	1.35	(4.21)	(2.86)	(1.40)
Year Ended February 28, 2022	55.45	1.18	(1.63)	(0.45)	(1.18)
Year Ended February 28, 2021	55.79	1.12	(0.34)	0.78	(1.12)

(a)	Per share amounts reflect the conversion of the Acquired Fund into the Fund as of the close of business on July 14, 2023.
(b)	Annualized for periods less than one year, unless otherwise noted.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)
JPMorgan Sustainable Municipal Income ETF acquired all of the assets and liabilities of the JPMorgan Sustainable Municipal Income Fund (“Acquired Fund”) in a
reorganization that occurred as of the close of business on July 14, 2023. Market price returns are calculated using the official closing price of the JPMorgan
Sustainable Municipal Income ETF on the listing exchange as of the time that the JPMorgan Sustainable Municipal Income ETF's net asset value ("NAV") is calculated. Prior to the JPMorgan Sustainable Municipal Income ETF's listing on July 17, 2023, the NAV performance of the Class R6 Shares of the Acquired Fund are used as proxy market price returns.

(g)
JPMorgan Sustainable Municipal Income ETF (the “Fund”) acquired all of the assets and liabilities of the JPMorgan Sustainable Municipal Income Fund (“Acquired
Fund”) in a reorganization that occurred as of the close of business on July 14, 2023. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Acquired Fund’s Class R6
Shares for the period March 1, 2020 up through the reorganization.

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Exchange-Traded Funds	August 31, 2025

		Ratios/Supplemental data
					Ratios to average net assets (b)
Net asset value, end of period	Market price, end of period	Total return(d)(e)	Market price total return(d)(f)	Net assets, end of period	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(d)

$49.31	$49.35	(0.64)%	(0.70)%	$310,996,789	0.16%	3.77%	0.44%	40%
50.55	50.62	3.71	3.97	255,623,490	0.16	3.65	0.48	69
50.55	50.49	5.32	5.20	217,726,100	0.20	3.57	0.52	35
49.56	49.56	(5.36)	(5.36)	65,552,740	0.35	2.69	0.49	37
53.82	53.82	(0.82)	(0.82)	81,399,139	0.35	2.14	0.46	18
55.45	55.45	1.46	1.46	62,415,473	0.34	2.06	0.46	22
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	65

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited)
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The following are 5 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
Diversification Classification
JPMorgan High Yield Municipal ETF	Diversified
JPMorgan Inflation Managed Bond ETF	Diversified
JPMorgan Limited Duration Bond ETF	Diversified
JPMorgan Realty Income ETF	Non-Diversified
JPMorgan Sustainable Municipal Income ETF	Diversified
The investment objective of JPMorgan High Yield Municipal ETF (“High Yield Municipal ETF”) is to seek a high level of current income exempt from federal income taxes.
The investment objective of JPMorgan Inflation Managed Bond ETF ("Inflation Managed Bond ETF") is to seek to maximize inflation protected total return.
The investment objective of JPMorgan Limited Duration Bond ETF (“Limited Duration Bond ETF”) is to seek a high level of current income consistent with low volatility of principal.
The investment objective of JPMorgan Realty Income ETF ("Realty Income ETF") is to seek to provide high total investment return through a combination of capital appreciation and current income.
The investment objective of JPMorgan Sustainable Municipal Income ETF (“Sustainable Municipal Income ETF”) is to seek a current income exempt from federal income taxes.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
Shares of each Fund are listed and traded at market price on an exchange as follows:
Listing Exchange
High Yield Municipal ETF	NYSE Arca, Inc.
Inflation Managed Bond ETF	Cboe BZX Exchange, Inc.
Limited Duration Bond ETF	Cboe BZX Exchange, Inc.
Realty Income ETF	NYSE Arca, Inc.
Sustainable Municipal Income ETF	NYSE Arca, Inc.
Market prices for the Funds' shares may be different from their net asset value (“NAV”).
The Funds issue and redeem their shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units”. Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Funds (each, an “Authorized Participant”).
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

66	J.P. Morgan Exchange-Traded Funds	August 31, 2025

Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission (“SEC”) Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAV of the Funds are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.
See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by Limited Duration Bond ETF at August 31, 2025.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
High Yield Municipal ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$188,153,352	$—	$188,153,352

August 31, 2025	J.P. Morgan Exchange-Traded Funds	67

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
High Yield Municipal ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$28,096,060	$—	$—	$28,096,060
Total Investments in Securities	$28,096,060	$188,153,352	$—	$216,249,412
Appreciation in Other Financial Instruments
Futures Contracts	$7,122	$—	$—	$7,122
Depreciation in Other Financial Instruments
Futures Contracts	$(14,255)	$—	$—	$(14,255)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(7,133)	$—	$—	$(7,133)

Inflation Managed Bond ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$63,727,703	$1,477,174	$65,204,877
Collateralized Mortgage Obligations	—	32,460,144	—	32,460,144
Commercial Mortgage-Backed Securities	—	32,866,111	—	32,866,111
Corporate Bonds	—	209,399,841	—	209,399,841
Foreign Government Securities	—	2,317,650	—	2,317,650
Mortgage-Backed Securities	—	106,412,945	—	106,412,945
U.S. Treasury Obligations	—	289,696,395	—	289,696,395
Short-Term Investments
Investment Companies	18,874,284	—	—	18,874,284
Total Investments in Securities	$18,874,284	$736,880,789	$1,477,174	$757,232,247
Appreciation in Other Financial Instruments
Futures Contracts	$897,465	$—	$—	$897,465
Swaps	—	4,755,706	—	4,755,706
Depreciation in Other Financial Instruments
Swaps	$—	$(687,277)	$—	$(687,277)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$897,465	$4,068,429	$—	$4,965,894

Limited Duration Bond ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$912,161,180	$37,504,357	$949,665,537
Collateralized Mortgage Obligations	—	511,269,358	3,466,449	514,735,807
Commercial Mortgage-Backed Securities	—	133,941,218	—	133,941,218
Corporate Bonds
Banks	—	90,049,503	—	90,049,503
Capital Markets	—	20,300,407	—	20,300,407
Consumer Finance	—	3,763,875	—	3,763,875
Electric Utilities	—	4,032,036	—	4,032,036
Financial Services	—	10,315,448	1,876,203	12,191,651

68	J.P. Morgan Exchange-Traded Funds	August 31, 2025

Limited Duration Bond ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Insurance	$—	$10,078,938	$—	$10,078,938
Semiconductors & Semiconductor Equipment	—	4,147,463	—	4,147,463
Total Corporate Bonds	—	142,687,670	1,876,203	144,563,873
Mortgage-Backed Securities	—	281,593,837	—	281,593,837
U.S. Treasury Obligations	—	109,793,384	—	109,793,384
Short-Term Investments
Investment Companies	80,930,546	—	—	80,930,546
U.S. Treasury Obligations	—	4,983,492	—	4,983,492
Total Short-Term Investments	80,930,546	4,983,492	—	85,914,038
Total Investments in Securities	$80,930,546	$2,096,430,139	$42,847,009	$2,220,207,694
Appreciation in Other Financial Instruments
Futures Contracts	$746,919	$—	$—	$746,919
Depreciation in Other Financial Instruments
Futures Contracts	$(759,294)	$—	$—	$(759,294)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(12,375)	$—	$—	$(12,375)

Realty Income ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$467,225,755	$—	$—	$467,225,755

(a)	Please refer to the SOI for specifics of portfolio holdings.

Sustainable Municipal Income ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$277,877,793	$—	$277,877,793
Short-Term Investments
Investment Companies	34,371,110	—	—	34,371,110
Total Investments in Securities	$34,371,110	$277,877,793	$—	$312,248,903
Appreciation in Other Financial Instruments
Futures Contracts	$4,902	$—	$—	$4,902
Depreciation in Other Financial Instruments
Futures Contracts	$(8,973)	$—	$—	$(8,973)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(4,071)	$—	$—	$(4,071)

August 31, 2025	J.P. Morgan Exchange-Traded Funds	69

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
Limited Duration Bond ETF	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2025
Investments in Securities:
Asset-Backed Securities	$16,929,953	$—	$176,548	$3,760	$22,015,053	$(1,620,957)	$—	$—	$37,504,357
Collateralized Mortgage Obligations	2,590,334	—	6,546	2,094	2,917,527	(1,049,016)	—	(1,001,036)	3,466,449
Corporate Bonds	—	—	—	—	1,891,667	(15,464)	—	—	1,876,203
Total	$19,520,287	$—	$183,094	$5,854	$26,824,247	$(2,685,437)	$—	$(1,001,036)	$42,847,009

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2025, which were valued using significant unobservable inputs (level 3), amounted to $183,094. This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
The significant unobservable inputs used in the fair value measurement of the Funds' investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Limited
Duration Bond ETF
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$18,278,785	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 8.00% (1.63%)
			Yield (Discount Rate of Cash Flows)	5.11% - 6.87% (5.45%)

Asset-Backed Securities	18,278,785
	3,466,449	Discounted Cash Flow	Constant Prepayment Rate	35.75% - 90.00% (55.63%)
			Yield (Discounted Rate of Cash Flows)	5.13% - 5.32% (5.25%)
Collateralized Mortgage Obligations	3,466,449
Total	$21,745,234

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2025, the value of these investments was $21,101,775. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of August 31, 2025, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.

70	J.P. Morgan Exchange-Traded Funds	August 31, 2025

C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— High Yield Municipal ETF, Inflation Managed Bond ETF, Limited Duration Bond ETF and Sustainable Municipal Income ETF purchased when-issued securities, including To-Be-Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
High Yield Municipal ETF, Limited Duration Bond ETF and Sustainable Municipal Income ETF had when-issued securities, delayed delivery securities or forward commitments outstanding as of August 31, 2025, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at August 31, 2025 are detailed on the SOIs, if any.
D. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in an affiliated money market fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Realty Income ETF	$2,627,431	$(2,627,431)	$—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
High Yield Municipal ETF, Inflation Managed Bond ETF, Limited Duration Bond ETF and Sustainable Municipal Income ETF did not lend out any securities during the six months ended August 31, 2025.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	71

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
E. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
High Yield Municipal ETF
For the six months ended August 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2025	Shares at August 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.13% (a) (b)	$28,048,497	$65,687,318	$65,639,755	$127	$(127)	$28,096,060	28,093,251	$229,773	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2025.

Inflation Managed Bond ETF
For the six months ended August 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2025	Shares at August 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.36% (a) (b)	$10,430,555	$122,653,474	$114,211,266	$2,278	$(757)	$18,874,284	18,868,623	$204,072	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2025.

Limited Duration Bond ETF
For the six months ended August 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2025	Shares at August 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.36% (a) (b)	$78,487,741	$800,188,013	$797,738,767	$(2,128)	$(4,313)	$80,930,546	80,906,274	$1,840,248	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2025.

72	J.P. Morgan Exchange-Traded Funds	August 31, 2025

Realty Income ETF
For the six months ended August 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2025	Shares at August 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.36% (a) (b)	$9,709,167	$40,989,590	$40,952,370	$(644)	$(205)	$9,745,538	9,742,616	$189,264	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.34% (a) (b)	—	6,459,468	3,736,866	—	—	2,722,602	2,722,602	20,891 *	—
Total	$9,709,167	$47,449,058	$44,689,236	$(644)	$(205)	$12,468,140		$210,155	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Sustainable Municipal Income ETF
For the six months ended August 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2025	Shares at August 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.13% (a) (b)	$38,541,004	$126,863,618	$131,033,512	$—	$—	$34,371,110	34,367,673	$432,769	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2025.
F. Derivatives—High Yield Municipal ETF, Inflation Managed Bond ETF, Limited Duration Bond ETF and Sustainable Municipal Income ETF used derivative instruments including options, futures contracts and swaps, in connection with their investment strategy. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Funds may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the Funds to close out their position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds' risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.
High Yield Municipal ETF, Inflation Managed Bond ETF, Limited Duration Bond ETF and Sustainable Municipal Income ETF are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds' ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds' net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to the Funds.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	73

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
Notes F(1) — F(3) below describe the various derivatives used by the Funds.
(1) Options— High Yield Municipal ETF and Sustainable Municipal Income ETF purchased and sold (“wrote”) put and call options on various instruments including options on indices to manage and hedge interest rate risks within their portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller.
Options Purchased— Premiums paid by the Funds for options purchased are included on the Statements of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statements of Operations. If the option is allowed to expire, the Funds will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.
Options Written— Premiums received by the Funds for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as Change in net unrealized appreciation/depreciation on options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Funds is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.
The Fund pledges collateral to the counterparty in the form of securities for options written. Securities designated as collateral are denoted on the SOI.
Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.
The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.
The Fund’s exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over-the-counter (“OTC”) options are subject to master netting agreements.
(2) Futures Contracts— High Yield Municipal ETF, Inflation Managed Bond ETF, Limited Duration Bond ETF and Sustainable Municipal Income ETF used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to interest rate risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

74	J.P. Morgan Exchange-Traded Funds	August 31, 2025

The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(3) Swaps— Inflation Managed Bond ETF engaged in various swap transactions to manage credit and interest rate (e.g., duration, yield curve) risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between a fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, on the Statements of Assets and Liabilities and are amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Portfolio Investments, while cash deposited, which is considered restricted, is reported as Deposits at broker for centrally cleared swaps on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/depreciation on swaps on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in a separate segregated account maintained by JPMorgan Chase Bank, N.A, an affiliate of the Fund.
The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iii) documentation risk relating to disagreement over contract terms.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's OTC swap contracts are subject to master netting arrangements.
Credit Default Swaps
Inflation Managed Bond ETF entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.
Inflation-Linked Swaps
Inflation Managed Bond ETF used inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index upon while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	75

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
Summary of Derivatives Information
The following tables present the value of derivatives held as of August 31, 2025, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:
	High Yield Municipal ETF	Inflation Managed Bond ETF	Limited Duration Bond ETF	Sustainable Municipal Income ETF
Interest Rate Risk Exposure:
Unrealized Appreciation on Futures Contracts *	$7,122	$897,465	$746,919	$4,902
Swaps at Value (Assets) **	—	4,628,328	—	—
Unrealized Depreciation on Futures Contracts *	(14,255)	—	(759,294)	(8,973)
Swaps at Value (Liabilities) **	—	(24,349)	—	—
Credit Risk Exposure:
Swaps at Value (Liabilities) **	—	(2,583,299)	—	—
Net Fair Value of Derivative Contracts:
Unrealized Appreciation (Depreciation) on Futures Contracts *	(7,133)	897,465	(12,375)	(4,071)
Swaps at Value **	—	2,020,680	—	—

*	Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
**	Includes the fair value of centrally cleared swap contracts as reported on the SOIs. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
The following tables present the effect of derivatives on the Statements of Operations for the six months ended August 31, 2025, by primary underlying risk exposure:
	High Yield Municipal ETF	Inflation Managed Bond ETF	Limited Duration Bond ETF	Sustainable Municipal Income ETF
Realized Gain (Loss) on Derivatives Recognized as a Result From Operations:
Interest Rate Risk Exposure:
Futures Contracts	$44,793	$3,880,499	$(299,257)	$55,026
Swap Contracts	—	1,478,990	—	—
Purchased Options	(6,938)	—	—	(4,250)
Credit Exposure Risk:
Swap Contracts	—	(248,687)	—	—
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Interest Rate Risk Exposure:
Futures Contracts	$(7,133)	$(206,367)	$(12,375)	$(4,071)
Swap Contracts	—	3,086,037	—	—
Purchased Options	3,608	—	—	2,210
Credit Exposure Risk:
Swap Contracts	—	(370,085)	—	—

76	J.P. Morgan Exchange-Traded Funds	August 31, 2025

Derivatives Volume
The table below discloses the volume of the Funds' options, swaps and futures contracts activity during the six months ended August 31, 2025. Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity (amounts in thousands, except number of contracts):
	High Yield Municipal ETF	Inflation Managed Bond ETF	Limited Duration Bond ETF	Sustainable Municipal Income ETF
Futures Contracts:
Average Notional Balance Long	$10,762,219	$193,086,251	$127,516,560	$3,324,594
Average Notional Balance Short	(3,357,922)	(18,652,235)	(47,540,554)	(2,207,016)
Ending Notional Balance Long	4,455,750	199,963,406	467,023,915	2,970,500
Ending Notional Balance Short	(4,602,672)	(11,873,438)	(149,538,641)	(2,992,828)
Interest Rate-Related Swaps(Inflation-Linked Swaps):
Average Notional Balance - Pays Fixed Rate	—	653,078,143	—	—
Average Notional Balance - Receives Fixed Rate	—	43,101,429	—	—
Ending Notional Balance - Pays Fixed Rate	—	684,760,000	—	—
Ending Notional Balance - Receives Fixed Rate	—	50,285,000	—	—
Exchange-Traded Options:
Average Number of Contracts Purchased	32	—	—	19
Credit Default Swaps:
Average Notional Balance - Buy Protection	—	102,645,000	—	—
Ending Notional Balance - Buy Protection	—	109,620,000	—	—
G. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts. Dividend income and distributions of net investment income and realized capital gains from the Underlying Funds, if any, are recorded on the ex-dividend date or when a Fund first learns of the dividend.
The Funds invest in treasury inflation protected securities ("TIPS"). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as increases or decreases to interest income on the Statements of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
H. Allocation of Income and Expenses— Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds.
I. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of August 31, 2025, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
J. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least monthly, except for Realty Income ETF, for which distributions are generally declared and paid at least quaterly. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	77

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
K. Segment Reporting — The Funds adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The adoption of this new standard impacted financial statement disclosures only and did not affect the Funds' financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
L. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee— Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of each Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate based on each Fund’s respective average daily net assets. The annual rate for each Fund is as follows:

High Yield Municipal ETF	0.35%
Inflation Managed Bond ETF	0.28
Limited Duration Bond ETF	0.20
Realty Income ETF	0.60
Sustainable Municipal Income ETF	0.30
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.E.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to each Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of each Fund's respective average daily net assets, plus 0.050% of each Fund's respective average daily net assets between $10 billion and $20 billion, plus 0.025% of each Fund's respective average daily net assets between $20 billion and $25 billion, plus 0.010% of each Fund's respective average daily net assets in excess of $25 billion. For the six months ended August 31, 2025, the effective annualized rate was 0.075% of each Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.E.
JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the administration fees payable to JPMIM.
C. Custodian, Accounting and Transfer Agent Fees— JPMCB provides portfolio custody, accounting and transfer agency services (effective as of the Closing Date) to the Funds. For performing these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. The amounts paid directly to JPMCB by the Funds for transfer agency services are included in Transfer agency fees on the Statements of Operations.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are used to offset certain custodian charges incurred by the Funds for these transactions.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
D. Distribution Services— The Distributor or its agent distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of each Fund. JPMDS receives no fees for their distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.

78	J.P. Morgan Exchange-Traded Funds	August 31, 2025

E. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS had contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Funds' respective average daily net assets as shown in the table below:
High Yield Municipal ETF	0.35%
Inflation Managed Bond ETF	0.25
Limited Duration Bond ETF	0.24
Realty Income ETF	0.50
Sustainable Municipal Income ETF	0.18
The expense limitation agreements for the Funds were in effect for the six months ended August 31, 2025. The contractual expense limitations are in place until at least June 30, 2026 for the Inflation Managed Bond ETF and Realty Income ETF, respectively, and until at least July 31, 2026 for the High Yield Municipal ETF, Limited Duration Bond ETF and Sustainable Municipal Income ETF, respectively.
For the six months ended August 31, 2025, the Funds' service providers waived fees and/or reimbursed expenses for the Funds as follows. None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Reimbursements
High Yield Municipal ETF	$175,925
Inflation Managed Bond ETF	508,217
Limited Duration Bond ETF	411,539
Realty Income ETF	446,870
Sustainable Municipal Income ETF	360,353
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/ or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the six months ended August 31, 2025 were as follows:

High Yield Municipal ETF	$12,690
Inflation Managed Bond ETF	5,889
Limited Duration Bond ETF	47,813
Realty Income ETF	5,051
Sustainable Municipal Income ETF	21,451
F. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. The Funds, along with certain other affiliated funds, make reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the six months ended August 31, 2025, the Funds purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	79

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
4. Investment Transactions
During the six months ended August 31, 2025, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
High Yield Municipal ETF	$83,935,741	$73,993,938	$—	$—
Inflation Managed Bond ETF	51,123,173	48,679,109	156,088,400	98,022,863
Limited Duration Bond ETF	1,224,629,085	243,213,522	185,425,497	76,164,356
Realty Income ETF	230,981,279	229,678,240	—	—
Sustainable Municipal Income ETF	160,772,741	100,586,988	—	—
For the six months ended August 31, 2025, in-kind transactions associated with creations and redemptions were as follows:
	In-Kind Purchases	In-Kind Sales
Realty Income ETF	$68,907,110	$12,903,648
During the six months ended August 31, 2025, Realty Income ETF delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each in-kind redemption transaction.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2025 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
High Yield Municipal ETF	$222,258,291	$2,398,765	$8,414,777	$(6,016,012)
Inflation Managed Bond ETF	757,883,507	12,242,222	9,975,337	2,266,885
Limited Duration Bond ETF	2,222,468,857	13,991,267	16,264,805	(2,273,538)
Realty Income ETF	421,530,826	51,377,452	5,682,523	45,694,929
Sustainable Municipal Income ETF	313,661,262	2,034,410	3,450,840	(1,416,430)
At February 28, 2025, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
High Yield Municipal ETF	$5,170,763	$52,126,733
Inflation Managed Bond ETF	1,666,286	58,922,930
Limited Duration Bond ETF	365,470	19,653,109
Realty Income ETF	23,362,387	10,169,878
Sustainable Municipal Income ETF	3,395,958	17,135,821
Net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended February 28, 2025, the Funds deferred to March 1, 2025 the following net capital losses (gains) of:
	Net Capital Losses (Gains)
	Short-Term	Long-Term
High Yield Municipal ETF	$(352,117)	$1,931,478
Limited Duration Bond ETF	203	—
Realty Income ETF	169,249	—
Sustainable Municipal Income ETF	233,989	502,506

80	J.P. Morgan Exchange-Traded Funds	August 31, 2025

During the year ended February 28, 2025, the following Funds utilized capital loss carryforwards as follows:
Capital Loss Utilized
Short-Term
High Yield Municipal ETF	$1,159,895
Inflation Managed Bond ETF	1,849,598
Realty Income ETF	9,504,555
6. Capital Share Transactions
The Trust issues and redeems shares of the Funds only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.
Shares of the Funds may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds' shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Funds. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Funds’ registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount, plus at least 105% for the Funds, of the market value of undelivered Deposit Instruments. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.
Authorized Participants transacting in Creation Units for cash may also pay a variable fee to compensate the relevant fund for market impact expenses relating to investing in portfolio securities. Such variable fees, if any, are included in “Proceeds from shares issued” in the Statements of Changes in Net Assets.
7. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended August 31, 2025.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2025.
8. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	81

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
As of August 31, 2025, J.P. Morgan Investor Funds, JPMorgan SmartRetirement Funds and JPMorgan SmartRetirement Blend Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds	JPMorgan SmartRetirement Blend Funds
Inflation Managed Bond ETF	— %	38.9%	29.1%
Limited Duration Bond ETF	19.8	—	—
Realty Income ETF	—	61.5	—
Significant shareholder transactions by these shareholders may impact the Funds' performance and liquidity.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Funds’ holdings. During such periods, investors may incur significant losses if shares are sold.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Funds’ original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Funds to sell or otherwise close a derivatives position could expose the Funds to losses and could make derivatives more difficult for the Funds to value accurately.
High Yield Municipal Bond ETF, Inflation Managed Bond ETF, Limited Duration Bond ETF and Sustainable Municipal Income ETF are subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Funds may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Funds, except for Realty Income ETF, are subject to credit risk. The Funds' investments are subject to the risk that an issuer and/or a counterparty will not make payments when due or default completely. Prices of the Funds' investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds' securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds.
High Yield Municipal ETF invests in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Funds are intended for investors who are able and willing to assume a high degree of risk.
Inflation Managed Bond ETF invests in Inflation-linked debt securities which are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decline when real interest rates increase.
Unlike conventional bonds, the principal and interest payments of inflation protected securities such as TIPS are adjusted periodically to a specified rate of inflation (e.g., CPI-U). There can be no assurance that the inflation index used will accurately measure the actual rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.
Sustainable Municipal Income ETF’s investment in securities whose use of proceeds, in the Adviser’s opinion, provide positive social or environmental benefits could cause it to perform differently compared to funds that do not have such a policy. Investing in securities whose use of proceeds, in the Adviser’s opinion, provide positive social or environmental benefits may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities when it might be otherwise disadvantageous for it to do so. In addition, there is a risk that the municipal bonds identified by the Adviser’s use of proceeds determination do not operate as expected when addressing positive social or environmental benefits. The Adviser’s assessment of the positive social or environmental impact of a municipal bond’s proceeds is made at the time of purchase and the actual use of proceeds by the issuer could vary over time, which could cause the Fund to be invested in bonds that do not

82	J.P. Morgan Exchange-Traded Funds	August 31, 2025

comply with the Fund’s approach towards considering social or environmental characteristics. The factors that the Adviser considers in evaluating whether a security has positive social or environmental benefits may change over time. There are significant differences in interpretations of what it means to promote positive social or environmental benefits. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other’s views.
Because Realty Income ETF invests in Real Estate Investment Trusts (“REITs”), the Fund may be subject to certain risks similar to those associated with direct investments in real estate. REITs may be affected by changes in the value of their underlying properties and by defaults by tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.
Realty Income ETF invests in companies with relatively small market capitalizations. Investments in companies with relatively small market capitalizations may involve greater risk than is usually associated with stocks of larger companies. These securities may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of companies with larger capitalizations.
Since Realty Income ETF is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	83

J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. August 2025.
SAN-CONVETF-825

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreements
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the investment advisory agreements. The Board also met for the specific purpose of considering investment advisory agreement annual renewals. The Board held meetings June 24-25, 2025 and August 12-14, 2025, at which the Trustees considered the continuation of the investment advisory agreements for each Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to an Advisory Agreements or any of their affiliates, approved the continuation of each Advisory Agreement on August 14, 2025.
As part of their review of the Advisory Agreements, the Trustees considered and reviewed performance and other information about the Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Funds’ performance as compared to the performance of their peers and benchmarks, and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Advisory Agreements, the Trustees reviewed the Advisory Agreements with representatives of the
Adviser, counsel to the Funds, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Advisory Agreements. The Trustees also discussed the Advisory Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Advisory Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Advisory Agreement was fair and reasonable under the circumstances, and determined that the continuance of each Advisory Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund, including personnel changes, if any;
•
The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
•
Information about the structure and distribution strategy for each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its role as Administrator;

•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Funds;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered that the Adviser earns fees from the Funds for providing administration services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Fund’s potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Funds and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Funds were priced to scale and whether it would be appropriate to add advisory fee breakpoints. The Trustees noted certain Funds with contractual expense limitations and fee waivers (“Fee Caps”), which allow a Fund’s shareholders to share potential economies of scale from a Fund’s inception, prior to reaching scale. The Trustees also noted that certain other Funds that had achieved scale as asset levels had increased, no longer had a Fee Cap in place for some or all of their share classes, but shared economies of scale through lower average expenses. The Trustees noted that the fees remain fair and reasonable relative to peer funds. The Trustees considered the benefits to the Funds of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Funds. The Trustees further considered the Adviser's and JPMorgan Distribution Services, Inc.’s (“JPMDS”), an affiliate of the Adviser which serves as the Funds’ distributor and principal underwriter, ongoing investments in their business in support of the Funds, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for each Fund, including any Fee Caps the Adviser has in place that serve to limit the overall net expense ratios of each Fund at competitive levels, was reasonable. The Trustees concluded that, for Funds with Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders received the benefits of potential economies of scale through the Fee Caps and, for Funds that achieved scale and no longer had Fee Caps in place for some or all of their share classes, the relevant Fund’s shareholders benefited from lower average expenses resulting from increased assets. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees receive and consider information about each Fund’s performance throughout the year. In addition, the Trustees received and considered absolute and/or relative performance information for the Funds in a report prepared by Broadridge. The Trustees considered the total return performance information, which included the ranking of the Funds within a performance universe comprised of funds with the same Broadridge investment classification and objective (the “Universe”) by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Broadridge’s methodology for selecting exchange-traded funds in each Fund’s Universe, and noted that Universe quintile rankings were not calculated if the number of funds in the Universe did not meet a predetermined minimum. The
Broadridge materials provided to the Trustees highlighted information with respect to certain representative classes to assist the Trustees in their review. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Adviser and the Trustees’ independent consultant and also considered the special analysis prepared for certain Funds by the Trustees’ independent consultant. The Trustees also engaged with the Adviser to consider what steps might be taken to improve performance, as applicable. The Broadridge performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to each Fund’s performance for certain representative classes are summarized below:
The Trustees noted that the JPMorgan Inflation Managed Bond ETF’s performance was in the first quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the JPMorgan Realty Income ETF’s performance was in the second, second and first quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the JPMorgan High Yield Municipal ETF’s performance was in the third, fourth and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances. The Trustees requested, however, that the Adviser provide additional Fund performance information to be reviewed with members of the Fixed Income Committee at each of their regular meetings over the course of next year.
The Trustees noted that the JPMorgan Limited Duration Bond ETF’s performance was in the first quintile of the Universe for each of the one-, three- and five-year periods ended December 31, 2024. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory.
The Trustees noted that the JPMorgan Sustainable Municipal Income ETF’s performance was in the second, third and fourth quintiles of the Universe for the one-, three- and five-year periods ended December 31, 2024, respectively. The Trustees discussed the performance and investment strategy of the Fund with the Adviser and reviewed the performance analysis and evaluation prepared by the independent consultant. Based upon these discussions and various other factors, the Trustees concluded that the Fund’s performance was satisfactory under the circumstances.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate and administration fee rate paid by each Fund to the Adviser and compared the combined rate to the information prepared by Broadridge concerning management fee rates paid by other funds in the Universe, as well as a subset of funds within the Universe (the “Peer Group”). The Trustees recognized that Broadridge reported each Fund’s management fee rate as the combined contractual advisory fee and administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for each Fund, and noted that Universe and/or Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. For each Fund that had a Fee Cap in place, the Trustees considered the net advisory fee rate and net expense ratio for each class, as applicable, taking into account any waivers and/or reimbursements. The Trustees also considered any proposed changes to a Fee Cap, and, where deemed appropriate by the Trustees, additional waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s advisory fees and expense ratios for certain representative classes are summarized below:
The Trustees noted that while Broadridge did provide net advisory fee and actual total expense data for funds in the Peer Group and Universe for the JPMorgan Inflation Managed Bond
ETF, Broadridge did not calculate quintile rankings due to the limited number of funds in both the Peer Group and Universe. After considering the fees relative to the funds in the Peer Group, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan Realty Income ETF’s net advisory fee and actual total expenses were in the second quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan High Yield Municipal ETF’s net advisory fee and actual total expense were in the second quintile of the Universe. Broadridge did not calculate quintile rankings of the Peer Group due to the limited number of funds in the Peer Group. After considering the fees relative to the funds in the Peer Group, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan Limited Duration Bond ETF’s net advisory fee and actual total expenses were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan Sustainable Municipal Income ETF’s net advisory fee and actual total expenses were in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee was fair and reasonable in light of the services provided to the Fund.

Semi-Annual Financial Statements
J.P. Morgan Exchange-Traded Funds
August 31, 2025 (Unaudited)
Fund	Ticker	Listing Exchange
JPMorgan BetaBuilders U.S. Aggregate Bond ETF	BBAG	NYSE Arca, Inc.
JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF	BBSB	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF	BBLB	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF	BBIB	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	BBHY	Cboe BZX Exchange, Inc.
JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF	BBCB	NYSE Arca, Inc.
JPMorgan USD Emerging Markets Sovereign Bond ETF	JPMB	NYSE Arca, Inc.

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from a Fund. Shares may only be subscribed and redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 45.0%
U.S. Treasury Bonds
6.13%, 8/15/2029	1,913,000	2,083,675
5.38%, 2/15/2031	3,169,000	3,414,350
5.00%, 5/15/2037	2,705,000	2,872,795
4.38%, 2/15/2038	1,318,000	1,313,881
4.50%, 5/15/2038	2,312,000	2,334,759
4.25%, 5/15/2039	3,410,000	3,309,298
4.50%, 8/15/2039	1,259,000	1,249,361
4.38%, 11/15/2039	1,111,000	1,084,961
4.63%, 2/15/2040	2,382,000	2,385,722
4.38%, 5/15/2040	4,146,000	4,033,281
3.88%, 8/15/2040	3,570,000	3,269,339
1.38%, 11/15/2040	400	255
1.88%, 2/15/2041	3,431,000	2,357,204
2.25%, 5/15/2041	5,069,000	3,672,649
2.38%, 2/15/2042	5,443,000	3,938,521
3.13%, 2/15/2042	1,436,000	1,164,282
3.00%, 5/15/2042	756,000	599,366
3.38%, 8/15/2042	4,864,000	4,056,120
3.13%, 2/15/2043	436,000	347,574
3.88%, 2/15/2043	6,043,000	5,368,828
2.88%, 5/15/2043	326,000	249,186
3.88%, 5/15/2043	5,927,000	5,254,656
3.63%, 8/15/2043	744,000	634,376
4.38%, 8/15/2043	4,598,000	4,347,265
3.75%, 11/15/2043	817,000	707,343
4.75%, 11/15/2043	4,502,000	4,460,497
4.50%, 2/15/2044	3,114,000	2,985,061
4.63%, 5/15/2044	4,101,000	3,989,504
4.13%, 8/15/2044	4,985,000	4,528,561
4.63%, 11/15/2044	4,154,000	4,030,678
4.75%, 2/15/2045	1,767,000	1,740,771
5.00%, 5/15/2045	524,000	532,843
3.00%, 5/15/2047	1,015,000	751,259
3.00%, 2/15/2049	1,787,000	1,297,809
2.38%, 11/15/2049	5,903,000	3,734,570
1.88%, 2/15/2051	6,335,000	3,484,250
2.38%, 5/15/2051	3,983,000	2,474,439
2.00%, 8/15/2051	5,199,000	2,934,186
1.88%, 11/15/2051	2,572,000	1,399,731
2.25%, 2/15/2052	5,374,000	3,212,644
2.88%, 5/15/2052	4,402,000	3,035,317
3.00%, 8/15/2052	3,964,000	2,802,672
3.63%, 2/15/2053	7,192,000	5,756,971
3.63%, 5/15/2053	6,394,000	5,112,203
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

4.13%, 8/15/2053	6,317,000	5,533,297
4.75%, 11/15/2053	1,185,000	1,152,042
4.25%, 2/15/2054	4,702,000	4,207,555
4.63%, 5/15/2054	1,456,000	1,387,295
4.50%, 11/15/2054	4,289,000	4,004,854
4.75%, 5/15/2055	1,562,000	1,519,777
4.75%, 8/15/2055	590,000	574,236
U.S. Treasury Notes
0.63%, 7/31/2026	1,775,000	1,723,345
0.75%, 8/31/2026	142,000	137,701
1.38%, 8/31/2026	1,018,000	993,345
3.75%, 8/31/2026	2,577,000	2,573,879
1.13%, 10/31/2026	2,361,000	2,288,879
1.63%, 10/31/2026	3,903,000	3,806,645
4.13%, 10/31/2026	2,436,000	2,443,803
2.00%, 11/15/2026	3,808,000	3,727,972
4.63%, 11/15/2026	6,073,000	6,130,172
1.25%, 11/30/2026	6,343,000	6,148,746
1.63%, 11/30/2026	2,151,000	2,095,124
4.25%, 11/30/2026	1,230,000	1,236,582
1.25%, 12/31/2026	4,166,000	4,030,930
1.75%, 12/31/2026	4,330,000	4,218,198
4.25%, 12/31/2026	24,000	24,144
1.50%, 1/31/2027	4,082,000	3,956,510
4.13%, 1/31/2027	5,168,000	5,193,840
2.25%, 2/15/2027	4,606,000	4,510,282
4.13%, 2/15/2027	6,434,000	6,467,929
1.13%, 2/28/2027	4,518,000	4,349,457
4.13%, 2/28/2027	258,000	259,481
4.50%, 4/15/2027	1,922,000	1,945,875
0.50%, 4/30/2027	4,989,000	4,736,042
2.38%, 5/15/2027	1,048,000	1,025,771
4.50%, 5/15/2027	4,798,000	4,862,098
0.50%, 5/31/2027	4,263,000	4,037,527
3.88%, 5/31/2027	723,000	725,485
0.50%, 6/30/2027	393,000	371,324
4.38%, 7/15/2027	346,000	350,474
2.75%, 7/31/2027	4,182,000	4,113,226
3.88%, 7/31/2027	666,000	668,810
2.25%, 8/15/2027	3,011,000	2,932,667
3.75%, 8/15/2027	1,602,000	1,605,379
0.50%, 8/31/2027	5,101,000	4,796,933
3.13%, 8/31/2027	2,496,000	2,472,307
3.63%, 8/31/2027	2,096,000	2,096,409
3.38%, 9/15/2027	2,289,000	2,278,449
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	1

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
0.38%, 9/30/2027	5,495,000	5,141,689
3.88%, 10/15/2027	5,109,000	5,135,343
0.50%, 10/31/2027	3,105,000	2,905,843
2.25%, 11/15/2027	5,538,000	5,379,215
4.13%, 11/15/2027	5,102,000	5,156,607
0.63%, 11/30/2027	10,000	9,365
3.88%, 11/30/2027	1,794,000	1,803,951
0.63%, 12/31/2027	5,213,000	4,868,861
3.88%, 12/31/2027	1,252,000	1,259,629
0.75%, 1/31/2028	6,590,000	6,159,591
3.50%, 1/31/2028	219,000	218,504
2.75%, 2/15/2028	1,633,000	1,600,723
4.25%, 2/15/2028	1,260,000	1,279,097
1.13%, 2/29/2028	6,589,000	6,204,470
4.00%, 2/29/2028	4,309,000	4,350,407
1.25%, 3/31/2028	4,900,000	4,619,781
1.25%, 4/30/2028	2,311,000	2,175,229
3.50%, 4/30/2028	4,554,000	4,542,971
2.88%, 5/15/2028	4,155,000	4,078,392
1.25%, 5/31/2028	2,519,000	2,366,089
3.63%, 5/31/2028	5,954,000	5,959,117
4.00%, 6/30/2028	1,254,000	1,268,010
3.88%, 7/15/2028	1,200,000	1,209,375
1.00%, 7/31/2028	934,000	867,744
4.13%, 7/31/2028	4,468,000	4,533,624
2.88%, 8/15/2028	4,074,000	3,993,475
3.63%, 8/15/2028	199,000	199,264
1.13%, 8/31/2028	6,076,000	5,653,528
4.38%, 8/31/2028	83,000	84,835
1.25%, 9/30/2028	396,000	369,177
3.13%, 11/15/2028	1,921,000	1,893,536
4.38%, 11/30/2028	6,006,000	6,147,235
3.75%, 12/31/2028	6,662,000	6,692,187
4.00%, 1/31/2029	5,995,000	6,070,406
2.63%, 2/15/2029	1,368,000	1,324,716
4.25%, 2/28/2029	1,630,000	1,664,128
2.38%, 3/31/2029	531,000	509,179
4.13%, 3/31/2029	4,480,000	4,556,300
2.88%, 4/30/2029	512,000	499,040
4.63%, 4/30/2029	5,528,000	5,717,161
2.75%, 5/31/2029	4,576,000	4,437,290
4.50%, 5/31/2029	5,389,000	5,551,933
3.25%, 6/30/2029	3,009,000	2,968,567
4.25%, 6/30/2029	2,478,000	2,532,400
2.63%, 7/31/2029	4,770,000	4,596,342
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

4.00%, 7/31/2029	5,478,000	5,550,755
3.63%, 8/31/2029	5,477,000	5,475,288
3.50%, 9/30/2029	5,729,000	5,699,012
3.88%, 9/30/2029	4,866,000	4,909,338
3.88%, 11/30/2029	4,212,000	4,247,868
4.13%, 11/30/2029	239,000	243,407
3.88%, 12/31/2029	3,966,000	4,000,702
3.50%, 1/31/2030	4,455,000	4,425,068
1.50%, 2/15/2030	690,000	629,517
4.00%, 2/28/2030	4,153,000	4,211,726
3.63%, 3/31/2030	3,907,000	3,898,453
3.50%, 4/30/2030	6,073,000	6,026,029
3.75%, 5/31/2030	3,599,000	3,608,560
4.00%, 5/31/2030	33,000	33,461
3.75%, 6/30/2030	1,259,000	1,262,344
4.00%, 7/31/2030	1,877,000	1,901,929
3.63%, 8/31/2030	1,258,000	1,254,314
4.13%, 8/31/2030	3,532,000	3,598,501
4.63%, 9/30/2030	2,577,000	2,684,308
4.88%, 10/31/2030	3,617,000	3,810,566
4.38%, 11/30/2030	3,044,000	3,136,033
3.75%, 12/31/2030	5,059,000	5,060,976
4.00%, 1/31/2031	3,702,000	3,746,540
4.25%, 2/28/2031	2,192,000	2,245,088
4.13%, 3/31/2031	4,255,000	4,330,792
4.63%, 4/30/2031	5,828,000	6,076,601
4.63%, 5/31/2031	820,000	854,914
4.13%, 7/31/2031	1,033,000	1,050,109
1.25%, 8/15/2031	8,848,000	7,645,916
3.75%, 8/31/2031	6,021,000	5,998,892
3.63%, 9/30/2031	4,522,000	4,471,481
4.13%, 10/31/2031	3,777,000	3,835,130
1.38%, 11/15/2031	7,030,000	6,074,909
4.13%, 11/30/2031	3,486,000	3,538,562
4.50%, 12/31/2031	2,368,000	2,452,360
4.38%, 1/31/2032	852,000	875,963
1.88%, 2/15/2032	3,173,000	2,811,328
4.13%, 3/31/2032	442,000	448,008
4.00%, 4/30/2032	74,000	74,439
2.88%, 5/15/2032	5,324,000	5,001,232
4.13%, 5/31/2032	1,485,000	1,504,027
4.00%, 6/30/2032	1,111,000	1,116,902
4.00%, 7/31/2032	384,000	385,800
2.75%, 8/15/2032	7,292,000	6,770,166
3.50%, 2/15/2033	9,275,000	8,990,953
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
3.38%, 5/15/2033	7,046,000	6,754,252
3.88%, 8/15/2033	2,522,000	2,495,992
4.50%, 11/15/2033	6,938,000	7,155,897
4.00%, 2/15/2034	5,138,000	5,109,099
4.38%, 5/15/2034	4,195,000	4,277,589
4.25%, 11/15/2034	1,334,000	1,342,963
4.25%, 5/15/2035	102,000	102,351
4.25%, 8/15/2035	17,000	17,035
Total U.S. Treasury Obligations (Cost $589,176,727)		573,805,580
Mortgage-Backed Securities — 24.4%
FHLMC Gold Pools, 15 Year
Pool # J15449, 4.00%, 5/1/2026	5,598	5,579
Pool # G14781, 3.50%, 3/1/2027	3,132	3,106
Pool # G15201, 4.00%, 5/1/2027	55	55
Pool # J20129, 2.50%, 8/1/2027	16,574	16,319
Pool # G15438, 4.00%, 9/1/2027	285	284
Pool # G15602, 2.50%, 11/1/2027	9,907	9,765
Pool # E09028, 2.00%, 3/1/2028	27,173	26,519
Pool # J23362, 2.00%, 4/1/2028	26,238	25,606
Pool # G18466, 2.00%, 5/1/2028	3,902	3,802
Pool # G18465, 2.50%, 5/1/2028	6,961	6,827
Pool # G15601, 2.50%, 1/1/2029	14,222	13,948
Pool # G14957, 3.50%, 1/1/2029	34,972	34,655
Pool # G16570, 4.00%, 7/1/2029	11	11
Pool # G18540, 2.50%, 2/1/2030	12,565	12,210
Pool # G18556, 2.50%, 6/1/2030	17,183	16,671
Pool # V60840, 3.00%, 6/1/2030	4,062	3,988
Pool # G16019, 3.50%, 12/1/2030	1,469	1,464
Pool # J36660, 3.00%, 3/1/2032	21,305	20,711
Pool # G16568, 2.50%, 4/1/2033	1,789	1,717
FHLMC Gold Pools, 30 Year
Pool # V81680, 4.50%, 12/1/2034	52,793	52,940
Pool # A39210, 5.50%, 10/1/2035	14,487	15,005
Pool # V83754, 5.50%, 1/1/2036	20,988	21,584
Pool # A82255, 5.50%, 9/1/2036	86,386	86,998
Pool # G03381, 5.50%, 9/1/2037	14,093	14,597
Pool # A89760, 4.50%, 12/1/2039	14,229	14,234
Pool # A92197, 5.00%, 5/1/2040	40,064	40,852
Pool # G06856, 6.00%, 5/1/2040	2,854	3,009
Pool # A93359, 4.00%, 8/1/2040	591	582
Pool # Q03516, 4.50%, 9/1/2041	17,311	17,303
Pool # Q04688, 4.00%, 11/1/2041	2,134	2,073
Pool # G08477, 3.50%, 2/1/2042	4	4
Pool # Q06771, 3.00%, 3/1/2042	27,399	25,186
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # C03858, 3.50%, 4/1/2042	77,573	73,101
Pool # G60737, 4.50%, 8/1/2042	1,688	1,689
Pool # Q14694, 3.00%, 1/1/2043	2,254	2,062
Pool # G61723, 3.50%, 1/1/2043	48,259	45,497
Pool # Q17374, 4.00%, 4/1/2043	2,381	2,308
Pool # Z40090, 4.50%, 9/1/2044	20,479	20,199
Pool # G61617, 4.50%, 1/1/2045	14,297	14,306
Pool # G08653, 3.00%, 7/1/2045	36,038	32,433
Pool # Q35223, 4.00%, 8/1/2045	8,271	7,804
Pool # G60238, 3.50%, 10/1/2045	500,326	467,019
Pool # G60506, 3.50%, 4/1/2046	29,051	27,057
Pool # G08710, 3.00%, 6/1/2046	24,711	22,126
Pool # G61235, 4.50%, 9/1/2046	16,232	15,997
Pool # Q45872, 3.00%, 1/1/2047	251,603	224,810
Pool # G08747, 3.00%, 2/1/2047	127,797	114,205
Pool # G61623, 3.00%, 4/1/2047	18,825	16,897
Pool # G60996, 3.50%, 5/1/2047	5,612	5,201
Pool # V83233, 4.00%, 6/1/2047	71,109	67,783
Pool # G08787, 3.00%, 11/1/2047	230,584	204,957
Pool # G61681, 3.00%, 12/1/2047	5,273	4,698
Pool # Q52866, 3.00%, 12/1/2047	16,171	14,527
Pool # G08812, 3.00%, 4/1/2048	8,078	7,167
Pool # G61885, 4.50%, 11/1/2048	20,789	20,368
Pool # Q61487, 4.00%, 2/1/2049	25,603	24,390
FHLMC UMBS, 15 Year
Pool # ZK2723, 3.50%, 11/1/2025	362	361
Pool # SB0031, 3.50%, 10/1/2027	783	780
Pool # ZS7140, 2.00%, 1/1/2029	73,859	71,815
Pool # ZS7751, 3.00%, 1/1/2029	30,293	29,853
Pool # SB0071, 2.50%, 5/1/2030	7,488	7,361
Pool # ZS7331, 3.00%, 12/1/2030	12,206	11,947
Pool # ZK9070, 3.00%, 11/1/2032	379,808	369,914
Pool # SB0256, 4.00%, 11/1/2033	194	193
Pool # SB0077, 3.50%, 10/1/2034	26,009	25,653
Pool # SB0302, 3.00%, 4/1/2035	308,150	298,330
Pool # QN2407, 2.00%, 6/1/2035	77,510	71,525
Pool # SB8090, 2.50%, 2/1/2036	650,453	612,523
Pool # QN6095, 2.00%, 5/1/2036	104,802	96,520
Pool # QN6718, 2.00%, 6/1/2036	228,568	210,197
Pool # SB8131, 1.50%, 12/1/2036	535,624	478,994
Pool # SB8140, 1.50%, 2/1/2037	414,297	370,236
Pool # SB8141, 2.00%, 2/1/2037	1,331,805	1,221,449
FHLMC UMBS, 20 Year
Pool # ZA2277, 3.00%, 9/1/2032	43,285	42,037
Pool # ZJ9491, 3.50%, 12/1/2032	9,857	9,682
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	3

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # ZS9164, 3.00%, 9/1/2033	1,892	1,828
Pool # SC0107, 3.50%, 11/1/2034	3,387	3,325
Pool # ZA2463, 3.50%, 6/1/2037	21,367	20,662
Pool # RB5026, 2.50%, 11/1/2039	27,966	25,591
Pool # QK0157, 2.50%, 1/1/2040	14,136	12,799
Pool # RB5032, 2.50%, 2/1/2040	22,940	20,938
Pool # RB5037, 2.50%, 3/1/2040	2,329	2,123
Pool # RB5043, 2.50%, 4/1/2040	31,901	29,078
Pool # RB5048, 2.50%, 5/1/2040	67,315	61,339
Pool # SC0131, 1.50%, 3/1/2041	163,625	136,882
Pool # SC0134, 1.50%, 3/1/2041	167,333	139,822
Pool # RB5145, 2.00%, 2/1/2042	1,290,279	1,108,504
Pool # RB5154, 2.50%, 4/1/2042	771,393	680,114
FHLMC UMBS, 30 Year
Pool # ZI3765, 5.50%, 11/1/2035	18,328	18,960
Pool # ZJ0449, 4.00%, 9/1/2040	16,303	15,877
Pool # ZL3548, 3.50%, 8/1/2042	50,349	47,314
Pool # ZS3712, 3.50%, 4/1/2043	112,584	105,799
Pool # ZS4077, 3.50%, 1/1/2044	16,167	15,177
Pool # ZS4592, 4.00%, 11/1/2044	107,671	102,731
Pool # ZS4609, 3.00%, 4/1/2045	29,966	26,973
Pool # SD0146, 3.00%, 11/1/2046	98,835	88,425
Pool # ZM2209, 3.50%, 12/1/2046	259,287	239,797
Pool # SD0388, 3.50%, 6/1/2047	347,854	324,689
Pool # ZM4635, 4.00%, 11/1/2047	340,811	323,496
Pool # SD0225, 3.00%, 12/1/2047	444,848	397,346
Pool # ZS4750, 3.00%, 1/1/2048	18,982	16,871
Pool # ZM7669, 3.50%, 8/1/2048	61,949	56,436
Pool # ZN4476, 3.50%, 12/1/2048	209,548	192,422
Pool # ZA6286, 4.00%, 2/1/2049	101,756	96,752
Pool # ZT1776, 3.50%, 3/1/2049	17,731	16,221
Pool # ZN5087, 4.00%, 4/1/2049	80,807	76,714
Pool # ZT1864, 4.00%, 4/1/2049	2,369	2,251
Pool # ZT1951, 3.50%, 5/1/2049	5,755	5,264
Pool # ZT1952, 4.00%, 5/1/2049	38,028	36,122
Pool # QA4907, 3.00%, 6/1/2049	84,232	75,194
Pool # ZT2086, 3.50%, 6/1/2049	31,775	29,057
Pool # SD7502, 3.50%, 7/1/2049	92,578	84,893
Pool # SD8001, 3.50%, 7/1/2049	11,215	10,253
Pool # SD7501, 4.00%, 7/1/2049	57,553	54,891
Pool # QA1997, 3.00%, 8/1/2049	14,625	12,830
Pool # RA1202, 3.50%, 8/1/2049	313,362	287,348
Pool # SD8005, 3.50%, 8/1/2049	40,159	36,711
Pool # SD8006, 4.00%, 8/1/2049	23,006	21,825
Pool # QA4509, 3.00%, 11/1/2049	289,436	253,844
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # SD8025, 3.50%, 11/1/2049	119,619	109,335
Pool # RA1878, 3.50%, 12/1/2049	1,716	1,568
Pool # SD8037, 2.50%, 1/1/2050	344,302	288,216
Pool # RA2116, 3.00%, 2/1/2050	450,528	397,598
Pool # SD0303, 2.50%, 4/1/2050	577,980	487,900
Pool # QA9653, 3.50%, 5/1/2050	30,296	27,710
Pool # QB1691, 2.00%, 7/1/2050	696,259	559,142
Pool # SD8091, 2.50%, 9/1/2050	2,083,326	1,745,137
Pool # RA3727, 2.00%, 10/1/2050	1,554,499	1,253,087
Pool # SD8104, 1.50%, 11/1/2050	1,073,912	811,887
Pool # RA4197, 2.50%, 12/1/2050	441,816	370,647
Pool # RA4349, 2.50%, 1/1/2051	285,070	240,328
Pool # QB8583, 1.50%, 2/1/2051	1,076,255	815,020
Pool # SD8145, 1.50%, 5/1/2051	913,350	689,577
Pool # RA5287, 2.00%, 5/1/2051	7,832	6,277
Pool # QC2565, 2.00%, 6/1/2051	1,528,365	1,222,913
Pool # QC3259, 2.00%, 6/1/2051	300,553	238,774
Pool # SD8158, 3.50%, 6/1/2051	228,001	207,322
Pool # QC6057, 2.50%, 8/1/2051	212,214	177,478
Pool # SD8163, 3.50%, 8/1/2051	93,041	84,610
Pool # RA5832, 2.50%, 9/1/2051	598,154	503,797
Pool # SD0688, 2.50%, 10/1/2051	3,701,991	3,111,791
Pool # SD8173, 2.50%, 10/1/2051	952,104	791,517
Pool # QC8788, 3.00%, 10/1/2051	1,472,883	1,278,952
Pool # QD2146, 2.00%, 12/1/2051	1,165,906	935,536
Pool # QD3500, 2.50%, 12/1/2051	1,484,301	1,249,093
Pool # SD1963, 2.00%, 1/1/2052	8,114,877	6,496,548
Pool # RA6816, 2.00%, 2/1/2052	216,536	172,027
Pool # SD0897, 2.00%, 2/1/2052	820,609	660,278
Pool # SD8193, 2.00%, 2/1/2052	9,509,461	7,578,789
Pool # SD8204, 2.00%, 4/1/2052	1,667,061	1,329,933
Pool # QD9578, 2.50%, 4/1/2052	1,303,424	1,086,621
Pool # SD8205, 2.50%, 4/1/2052	4,660,525	3,885,331
Pool # SD1461, 3.00%, 5/1/2052	835,811	733,193
Pool # SD8214, 3.50%, 5/1/2052	958,454	867,303
Pool # SD1840, 3.00%, 6/1/2052	399,199	349,505
Pool # SD8226, 3.50%, 7/1/2052	1,236,214	1,118,645
Pool # SD8256, 4.00%, 10/1/2052	1,924,393	1,798,949
Pool # RA8112, 4.50%, 10/1/2052	1,618,185	1,560,649
Pool # SD8257, 4.50%, 10/1/2052	406,961	392,702
Pool # SD2381, 5.50%, 3/1/2053	3,923,683	3,986,229
Pool # SD2572, 5.50%, 3/1/2053	831,771	846,566
Pool # SD2580, 6.00%, 3/1/2053	741,184	760,114
Pool # RA8736, 6.50%, 3/1/2053	620,485	647,525
Pool # SD8322, 4.50%, 5/1/2053	85,722	82,622
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # RA9469, 6.50%, 7/1/2053	336,042	350,686
Pool # SD8373, 6.00%, 11/1/2053	1,560,225	1,598,344
Pool # SD8397, 6.50%, 1/1/2054	2,221,581	2,302,087
Pool # SD4605, 7.00%, 1/1/2054	291,095	306,111
Pool # SD7572, 6.50%, 5/1/2054	1,022,440	1,068,237
Pool # SD8475, 5.50%, 11/1/2054	1,913,136	1,924,657
Pool # SL0226, 6.00%, 2/1/2055	4,640,118	4,785,494
FNMA / FHLMC UMBS, Single Family, 30 Year TBA, 6.00%, 9/25/2055 (a)	2,123,000	2,168,780
FNMA UMBS, 15 Year
Pool # AE0939, 3.50%, 2/1/2026	1,465	1,459
Pool # FM2968, 4.00%, 5/1/2026	398	397
Pool # AJ9357, 3.50%, 1/1/2027	14,018	13,916
Pool # AL4586, 4.00%, 2/1/2027	2,174	2,162
Pool # AO4400, 2.50%, 7/1/2027	12,066	11,845
Pool # AL8138, 4.00%, 9/1/2027	831	828
Pool # AB6811, 2.50%, 10/1/2027	3,987	3,917
Pool # AQ9442, 2.00%, 12/1/2027	8,923	8,712
Pool # AB8447, 2.50%, 2/1/2028	7,669	7,524
Pool # AR4180, 2.50%, 2/1/2028	3,234	3,174
Pool # AB8787, 2.00%, 3/1/2028	24,335	23,725
Pool # AP6059, 2.00%, 6/1/2028	3,685	3,577
Pool # BM1892, 2.50%, 9/1/2028	6,130	6,027
Pool # AL6132, 4.50%, 3/1/2029	280	280
Pool # FM1105, 2.50%, 6/1/2029	14,242	13,973
Pool # AS3345, 2.00%, 7/1/2029	6,900	6,656
Pool # FM1465, 3.00%, 5/1/2030	37,213	36,615
Pool # 890666, 2.00%, 6/1/2030	11,379	11,029
Pool # AL9418, 3.50%, 8/1/2031	18,174	17,990
Pool # BD5647, 2.00%, 11/1/2031	10,502	10,006
Pool # 890776, 3.50%, 11/1/2031	9,665	9,568
Pool # BM5490, 3.50%, 11/1/2031	6,341	6,279
Pool # AS8708, 2.50%, 2/1/2032	1,939	1,869
Pool # BM4993, 3.50%, 3/1/2032	8,130	8,049
Pool # MA3124, 2.50%, 9/1/2032	21,437	20,654
Pool # FM3099, 3.50%, 9/1/2032	4,115	4,089
Pool # CA0775, 2.50%, 11/1/2032	16,179	15,447
Pool # BH7081, 2.50%, 12/1/2032	22,897	21,993
Pool # BH8720, 3.50%, 12/1/2032	21,490	21,076
Pool # FM1691, 2.50%, 1/1/2033	7,298	7,087
Pool # CA9078, 3.00%, 9/1/2033	209,682	205,243
Pool # FM1123, 4.00%, 9/1/2033	1,257	1,256
Pool # FM2153, 4.00%, 11/1/2033	830	826
Pool # BD9105, 4.00%, 1/1/2034	24,873	24,533
Pool # BM5306, 4.00%, 1/1/2034	3,040	3,038
Pool # FM1733, 3.50%, 5/1/2034	379,418	374,259
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # BO1822, 3.50%, 7/1/2034	47,062	46,385
Pool # MA3764, 2.50%, 9/1/2034	5,517	5,230
Pool # MA3910, 2.00%, 1/1/2035	18,543	17,169
Pool # FM3569, 3.00%, 1/1/2035	62,368	60,945
Pool # FM7941, 2.50%, 2/1/2035	205,748	198,411
Pool # FM2708, 3.00%, 3/1/2035	26,335	25,799
Pool # MA4075, 2.50%, 7/1/2035	280,869	265,192
Pool # CA7497, 2.50%, 10/1/2035	853,967	805,772
Pool # FM5396, 2.00%, 12/1/2035	535,140	495,798
Pool # BR1309, 2.00%, 1/1/2036	382,861	352,772
Pool # FM5537, 2.00%, 1/1/2036	431,938	398,568
Pool # FM5797, 2.00%, 1/1/2036	407,867	376,368
Pool # CB0305, 1.50%, 5/1/2036	641,531	574,932
Pool # FM7843, 1.50%, 6/1/2036	62,514	56,023
Pool # MA4430, 1.00%, 8/1/2036	129,989	113,574
Pool # BT0273, 1.50%, 9/1/2036	316,776	283,796
Pool # MA4418, 2.00%, 9/1/2036	121,803	111,881
Pool # FM9247, 2.00%, 11/1/2036	265,500	243,827
Pool # MA4497, 2.00%, 12/1/2036	3,729,933	3,420,899
Pool # BV7189, 2.00%, 3/1/2037	640,370	587,693
Pool # MA4581, 1.50%, 4/1/2037	706,829	631,647
Pool # MA4582, 2.00%, 4/1/2037	903,297	828,438
Pool # MA4604, 3.00%, 5/1/2037	647,065	618,591
Pool # FS4059, 1.50%, 8/1/2037	1,911,036	1,708,980
Pool # FS4794, 2.00%, 8/1/2037	68,505	62,828
Pool # FS4756, 2.50%, 8/1/2037	1,507,564	1,420,006
Pool # MA5558, 5.00%, 12/1/2039	1,051,365	1,062,285
Pool # MA5772, 5.50%, 7/1/2040	403,227	412,161
FNMA UMBS, 20 Year
Pool # AE6799, 4.50%, 11/1/2030	984	984
Pool # MA0885, 3.50%, 10/1/2031	15,789	15,524
Pool # AB4853, 3.00%, 4/1/2032	16,775	16,313
Pool # MA1058, 3.00%, 5/1/2032	7,429	7,226
Pool # MA1165, 3.00%, 9/1/2032	42,126	40,675
Pool # MA2079, 4.00%, 11/1/2034	8,951	8,865
Pool # AL7654, 3.00%, 9/1/2035	41,120	39,064
Pool # MA2472, 3.00%, 12/1/2035	8,360	7,963
Pool # FM1133, 4.00%, 6/1/2036	19,746	19,595
Pool # BM3089, 4.00%, 8/1/2037	353,016	348,315
Pool # MA3099, 4.00%, 8/1/2037	1,465	1,449
Pool # BM5330, 2.50%, 12/1/2037	27,831	25,906
Pool # FM3204, 4.00%, 10/1/2038	23,119	22,794
Pool # MA4072, 2.50%, 7/1/2040	112,694	102,547
Pool # MA4128, 2.00%, 9/1/2040	1,078,545	944,830
Pool # MA4204, 2.00%, 12/1/2040	675,859	585,409
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	5

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # CA9019, 2.00%, 2/1/2041	284,327	246,802
Pool # MA4310, 1.50%, 4/1/2041	628,228	522,672
Pool # MA4422, 2.00%, 9/1/2041	315,541	271,092
Pool # FS0316, 1.50%, 11/1/2041	536,515	445,048
Pool # MA4474, 2.00%, 11/1/2041	403,139	343,913
Pool # MA4519, 1.50%, 1/1/2042	423,334	350,875
Pool # MA4521, 2.50%, 1/1/2042	431,691	382,191
Pool # MA4587, 2.50%, 4/1/2042	357,891	312,867
FNMA UMBS, 30 Year
Pool # 254447, 6.00%, 9/1/2032	13,501	13,884
Pool # 711215, 5.50%, 6/1/2033	13,750	13,872
Pool # 725228, 6.00%, 3/1/2034	32,558	33,637
Pool # 790003, 6.00%, 8/1/2034	10,992	11,232
Pool # 735503, 6.00%, 4/1/2035	23,686	24,591
Pool # 904601, 6.00%, 11/1/2036	26,675	28,095
Pool # 888538, 5.50%, 1/1/2037	13,877	14,400
Pool # AB0284, 6.00%, 2/1/2037	25,244	26,587
Pool # 956965, 6.50%, 12/1/2037	10,578	11,073
Pool # BH7907, 6.50%, 12/1/2037	14,421	15,329
Pool # 961793, 5.00%, 3/1/2038	52,189	53,301
Pool # 985661, 5.50%, 6/1/2038	11,242	11,618
Pool # AC2638, 5.00%, 10/1/2039	93,948	95,681
Pool # AL0100, 6.00%, 10/1/2039	35,764	37,668
Pool # AC4886, 5.00%, 11/1/2039	17,844	18,174
Pool # 190399, 5.50%, 11/1/2039	56,188	58,035
Pool # AB1143, 4.50%, 6/1/2040	55,440	55,391
Pool # AD6938, 4.50%, 6/1/2040	90,231	90,150
Pool # AB1292, 5.00%, 8/1/2040	12,459	12,699
Pool # AL5437, 5.00%, 8/1/2040	60,838	61,811
Pool # AB1421, 5.00%, 9/1/2040	29,051	29,587
Pool # AE4142, 5.00%, 9/1/2040	28,612	28,896
Pool # AE3857, 5.00%, 10/1/2040	345,321	351,695
Pool # AE8289, 4.00%, 12/1/2040	67,839	66,096
Pool # MA0622, 3.50%, 1/1/2041	23,214	21,959
Pool # AH2312, 5.00%, 1/1/2041	62,010	63,155
Pool # AE0828, 3.50%, 2/1/2041	13,048	12,344
Pool # AH3804, 4.00%, 2/1/2041	14,834	14,454
Pool # MA0639, 4.00%, 2/1/2041	23,675	23,059
Pool # AL0241, 4.00%, 4/1/2041	49,111	47,824
Pool # AI1887, 4.50%, 5/1/2041	195,809	195,671
Pool # BM3118, 6.00%, 7/1/2041	58,042	61,135
Pool # AJ2293, 4.00%, 9/1/2041	13,577	13,226
Pool # AW8154, 3.50%, 1/1/2042	15,925	15,019
Pool # AX5318, 4.50%, 1/1/2042	46,836	46,794
Pool # BD4480, 4.50%, 1/1/2042	277,592	274,689
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # AL1998, 4.00%, 3/1/2042	72,014	70,082
Pool # AO4134, 3.50%, 6/1/2042	9,102	8,567
Pool # AB6632, 3.50%, 10/1/2042	95,812	90,077
Pool # AB6633, 3.50%, 10/1/2042	16,881	15,867
Pool # AL3344, 4.50%, 10/1/2042	99,591	99,371
Pool # AB6828, 3.50%, 11/1/2042	1,236	1,163
Pool # AL3182, 3.50%, 12/1/2042	14,001	13,189
Pool # AB7964, 3.50%, 2/1/2043	1,719	1,614
Pool # AR2271, 3.50%, 2/1/2043	229,203	214,893
Pool # BM4751, 3.50%, 3/1/2043	24,601	23,187
Pool # AB8742, 4.00%, 3/1/2043	10,589	10,287
Pool # AR6770, 4.00%, 3/1/2043	12,045	11,651
Pool # AB9194, 3.50%, 5/1/2043	93,257	87,376
Pool # AT2612, 3.50%, 9/1/2043	60,895	57,150
Pool # AU4256, 3.50%, 9/1/2043	19,517	18,220
Pool # AL4062, 4.00%, 9/1/2043	19,940	19,280
Pool # BM4635, 2.50%, 10/1/2043	124,580	110,397
Pool # AS1121, 4.00%, 11/1/2043	24,159	23,262
Pool # AV0022, 4.00%, 11/1/2043	346,522	333,333
Pool # AV6103, 4.00%, 1/1/2044	128,549	123,418
Pool # BC1737, 4.00%, 1/1/2044	44,374	43,782
Pool # BM5365, 4.00%, 3/1/2044	52,899	51,547
Pool # FM1744, 3.50%, 5/1/2044	23,163	21,792
Pool # AS2700, 4.00%, 6/1/2044	29,641	28,458
Pool # AW6233, 4.50%, 6/1/2044	305,775	301,327
Pool # AS2947, 4.00%, 7/1/2044	30,969	29,704
Pool # AL9072, 5.00%, 7/1/2044	49,152	50,191
Pool # AL9569, 5.00%, 8/1/2044	73,869	75,534
Pool # AX0152, 4.50%, 9/1/2044	18,081	17,782
Pool # AS3867, 4.00%, 11/1/2044	7,803	7,446
Pool # FM1746, 3.50%, 1/1/2045	70,368	66,130
Pool # FM0015, 4.00%, 2/1/2045	74,877	72,615
Pool # MA2193, 4.50%, 2/1/2045	5,738	5,648
Pool # FM3414, 4.00%, 3/1/2045	488,994	466,267
Pool # BM3398, 3.50%, 4/1/2045	11,310	10,622
Pool # AS5851, 4.50%, 9/1/2045	8,088	7,961
Pool # AS6184, 3.50%, 11/1/2045	101,595	94,637
Pool # BA0315, 3.50%, 11/1/2045	381,813	354,461
Pool # FM1869, 4.00%, 11/1/2045	50,843	48,569
Pool # BC0066, 3.50%, 12/1/2045	23,979	22,206
Pool # FM3413, 4.00%, 1/1/2046	59,134	56,727
Pool # FM2323, 4.00%, 2/1/2046	30,523	29,708
Pool # AL9128, 4.50%, 2/1/2046	14,428	14,427
Pool # AS6811, 3.00%, 3/1/2046	19,930	17,896
Pool # BM4834, 3.00%, 3/1/2046	22,235	20,305
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # FM1782, 4.00%, 3/1/2046	9,683	9,323
Pool # FM2195, 4.00%, 3/1/2046	21,932	21,332
Pool # AS7003, 3.00%, 4/1/2046	28,056	25,109
Pool # AS7198, 4.50%, 5/1/2046	79,206	77,962
Pool # AS7660, 2.50%, 8/1/2046	180,036	154,058
Pool # AL9385, 3.00%, 11/1/2046	39,318	35,107
Pool # MA2806, 3.00%, 11/1/2046	124,311	110,999
Pool # BM3288, 3.50%, 12/1/2046	16,838	15,701
Pool # FM2807, 3.00%, 1/1/2047	63,437	57,134
Pool # 890856, 3.50%, 1/1/2047	104,544	96,914
Pool # FM3374, 3.50%, 1/1/2047	112,748	106,515
Pool # FM0041, 3.00%, 2/1/2047	511,454	456,773
Pool # BM5955, 4.00%, 2/1/2047	25,137	24,018
Pool # BM5270, 4.50%, 2/1/2047	12,413	12,402
Pool # BM4350, 3.00%, 3/1/2047	603,137	541,902
Pool # MA2920, 3.00%, 3/1/2047	6,241	5,570
Pool # AS9313, 4.00%, 3/1/2047	12,231	11,644
Pool # FM4735, 3.00%, 4/1/2047	132,653	117,710
Pool # AS9480, 4.50%, 4/1/2047	18,121	17,837
Pool # FM1772, 4.50%, 5/1/2047	11,274	11,264
Pool # BD0667, 4.50%, 6/1/2047	348,457	339,688
Pool # AS9946, 3.50%, 7/1/2047	34,096	31,519
Pool # BM1568, 3.50%, 7/1/2047	49,765	46,572
Pool # BH7375, 3.50%, 8/1/2047	39,138	36,180
Pool # CA0148, 4.50%, 8/1/2047	8,249	8,072
Pool # CA0850, 3.00%, 9/1/2047	28,779	25,632
Pool # MA3147, 3.00%, 10/1/2047	32,260	28,733
Pool # BM2003, 4.00%, 10/1/2047	122,468	116,593
Pool # BH9392, 3.50%, 11/1/2047	10,688	9,813
Pool # CA0681, 3.50%, 11/1/2047	172,695	160,039
Pool # CA4015, 3.00%, 1/1/2048	7,590	6,749
Pool # BJ6154, 3.50%, 1/1/2048	120,659	111,464
Pool # MA3238, 3.50%, 1/1/2048	38,947	35,814
Pool # BJ5910, 3.50%, 2/1/2048	178,078	165,972
Pool # BM4054, 4.00%, 5/1/2048	73,412	70,220
Pool # BM4757, 3.50%, 7/1/2048	30,463	28,313
Pool # FM3438, 3.00%, 8/1/2048	548,367	489,595
Pool # BM2007, 4.00%, 9/1/2048	3,341	3,179
Pool # CA2368, 4.00%, 9/1/2048	21,766	20,702
Pool # CA4655, 3.50%, 10/1/2048	74,473	68,802
Pool # MA3495, 4.00%, 10/1/2048	21,629	20,568
Pool # CA2432, 4.50%, 10/1/2048	39,063	38,224
Pool # FM7895, 3.50%, 11/1/2048	210,511	195,625
Pool # FM1248, 4.50%, 11/1/2048	12,631	12,396
Pool # CA2797, 4.50%, 12/1/2048	75,148	73,688
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # FM0030, 3.00%, 2/1/2049	40,381	36,041
Pool # FM6237, 3.50%, 4/1/2049	451,471	418,285
Pool # MA3637, 3.50%, 4/1/2049	13,360	12,219
Pool # MA3638, 4.00%, 4/1/2049	12,743	12,104
Pool # BN5418, 4.50%, 4/1/2049	13,812	13,533
Pool # MA3663, 3.50%, 5/1/2049	775,319	708,986
Pool # MA3664, 4.00%, 5/1/2049	6,287	5,968
Pool # FM4074, 4.50%, 5/1/2049	215,884	211,206
Pool # CA4358, 3.50%, 7/1/2049	13,492	12,332
Pool # MA3692, 3.50%, 7/1/2049	783,576	716,376
Pool # FM1672, 4.50%, 7/1/2049	682,674	681,367
Pool # MA3745, 3.50%, 8/1/2049	893,142	816,360
Pool # MA3746, 4.00%, 8/1/2049	9,215	8,742
Pool # FM1385, 5.00%, 8/1/2049	265,568	267,612
Pool # BO4012, 3.00%, 9/1/2049	95,278	82,741
Pool # FM1449, 3.50%, 9/1/2049	112,123	102,473
Pool # FM4430, 3.50%, 9/1/2049	226,638	207,360
Pool # FM3572, 4.50%, 9/1/2049	58,774	57,549
Pool # MA3803, 3.50%, 10/1/2049	30,809	28,150
Pool # MA3833, 2.50%, 11/1/2049	753,020	632,762
Pool # BK0350, 3.00%, 11/1/2049	675,272	598,176
Pool # FM2363, 3.00%, 1/1/2050	1,300,620	1,155,213
Pool # CA5021, 3.50%, 1/1/2050	28,564	26,090
Pool # FM5922, 3.50%, 1/1/2050	296,018	270,458
Pool # MA3906, 3.50%, 1/1/2050	28,575	26,097
Pool # FM2733, 2.50%, 3/1/2050	83,356	70,034
Pool # FM4372, 3.50%, 3/1/2050	397,434	365,320
Pool # BP2403, 3.50%, 4/1/2050	239,724	218,599
Pool # BP5001, 2.50%, 5/1/2050	470,981	395,413
Pool # FM3257, 3.00%, 5/1/2050	196,660	174,954
Pool # MA4078, 2.50%, 7/1/2050	1,079,324	905,930
Pool # BP6626, 2.00%, 8/1/2050	2,009,857	1,611,012
Pool # MA4100, 2.00%, 8/1/2050	933,091	741,292
Pool # BP9500, 2.50%, 8/1/2050	74,672	62,676
Pool # FM5750, 4.00%, 8/1/2050	257,377	243,005
Pool # CA7017, 2.00%, 9/1/2050	1,185,690	967,551
Pool # BK3044, 2.50%, 9/1/2050	650,815	546,193
Pool # BP6702, 2.50%, 9/1/2050	491,663	413,948
Pool # FM8260, 4.00%, 9/1/2050	433,931	413,541
Pool # MA4159, 2.50%, 10/1/2050	483,932	403,915
Pool # CA7603, 2.50%, 11/1/2050	262,098	219,880
Pool # MA4183, 2.50%, 11/1/2050	2,162,455	1,807,520
Pool # CA8005, 1.50%, 12/1/2050	145,504	109,943
Pool # CA8222, 1.50%, 12/1/2050	251,494	190,505
Pool # MA4209, 1.50%, 12/1/2050	1,116,821	843,603
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	7

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BQ5160, 2.00%, 12/1/2050	2,246,603	1,799,035
Pool # FM6241, 2.00%, 1/1/2051	3,020,937	2,418,461
Pool # FM5854, 2.50%, 1/1/2051	147,214	124,254
Pool # MA4254, 1.50%, 2/1/2051	298,943	225,813
Pool # CA9190, 2.00%, 2/1/2051	153,823	122,791
Pool # BR3515, 2.50%, 2/1/2051	139,622	117,067
Pool # FM6523, 2.50%, 3/1/2051	234,381	196,517
Pool # FM6764, 2.50%, 3/1/2051	739,475	614,260
Pool # FM6537, 2.00%, 4/1/2051	2,372,799	1,921,961
Pool # MA4306, 2.50%, 4/1/2051	990,880	830,117
Pool # MA4343, 1.50%, 5/1/2051	348,995	263,497
Pool # FM7066, 2.50%, 5/1/2051	636,452	535,085
Pool # MA4354, 1.50%, 6/1/2051	448,236	338,422
Pool # CB0727, 2.50%, 6/1/2051	1,185,056	993,920
Pool # FM7418, 2.50%, 6/1/2051	731,363	617,444
Pool # MA4356, 2.50%, 6/1/2051	4,560,560	3,815,408
Pool # MA4377, 1.50%, 7/1/2051	158,974	120,098
Pool # FM8194, 2.00%, 7/1/2051	327,231	259,968
Pool # CB1027, 2.50%, 7/1/2051	227,700	189,772
Pool # MA4379, 2.50%, 7/1/2051	3,412,490	2,849,880
Pool # FM8278, 3.50%, 7/1/2051	282,724	257,324
Pool # BR2236, 2.50%, 8/1/2051	221,318	184,329
Pool # BR2237, 2.50%, 8/1/2051	435,234	363,995
Pool # CB1276, 2.50%, 8/1/2051	638,221	533,212
Pool # FM8320, 2.50%, 8/1/2051	1,377,817	1,146,129
Pool # FM8730, 2.00%, 9/1/2051	854,593	678,930
Pool # MA4413, 2.00%, 9/1/2051	663,205	528,601
Pool # CB2364, 2.00%, 12/1/2051	4,126,430	3,292,628
Pool # FM9868, 2.50%, 12/1/2051	447,484	377,414
Pool # FM9870, 2.50%, 12/1/2051	454,902	382,372
Pool # MA4493, 2.50%, 12/1/2051	762,841	636,675
Pool # MA4512, 2.50%, 1/1/2052	814,213	679,359
Pool # CB2773, 2.00%, 2/1/2052	1,680,214	1,340,561
Pool # BV4248, 2.00%, 3/1/2052	798,670	644,516
Pool # CB3040, 2.00%, 3/1/2052	4,347,505	3,466,164
Pool # MA4577, 2.00%, 4/1/2052	1,348,296	1,075,367
Pool # FS1538, 3.00%, 4/1/2052	401,813	351,222
Pool # CB3608, 3.50%, 5/1/2052	165,118	149,671
Pool # MA4622, 2.00%, 6/1/2052	4,284,195	3,411,463
Pool # MA4624, 3.00%, 6/1/2052	11,585,183	10,058,690
Pool # CB4209, 3.50%, 7/1/2052	862,648	780,189
Pool # MA4699, 3.50%, 8/1/2052	1,721,726	1,557,808
Pool # MA4700, 4.00%, 8/1/2052	2,520,027	2,356,021
Pool # MA4701, 4.50%, 8/1/2052	827,675	798,760
Pool # FS2619, 5.00%, 8/1/2052	811,370	804,589
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # FS3392, 4.00%, 9/1/2052	799,952	748,509
Pool # MA4732, 4.00%, 9/1/2052	419,300	392,011
Pool # MA4805, 4.50%, 11/1/2052	8,287	7,995
Pool # MA4840, 4.50%, 12/1/2052	840,769	812,951
Pool # FS3455, 5.00%, 12/1/2052	736,014	733,758
Pool # MA4869, 5.50%, 1/1/2053	1,188,048	1,200,303
Pool # MA4933, 3.50%, 2/1/2053	1,121,487	1,013,533
Pool # MA4918, 5.00%, 2/1/2053	1,629,467	1,614,505
Pool # CB5600, 5.50%, 2/1/2053	814,674	827,522
Pool # MA4919, 5.50%, 2/1/2053	1,562,662	1,578,461
Pool # MA4920, 6.00%, 2/1/2053	1,875,921	1,925,462
Pool # MA4962, 4.00%, 3/1/2053	1,749,100	1,634,722
Pool # BX7958, 5.00%, 3/1/2053	785,012	781,482
Pool # CB5906, 5.50%, 3/1/2053	243,352	245,819
Pool # MA4943, 6.50%, 3/1/2053	710,553	739,524
Pool # MA4964, 7.00%, 3/1/2053	266,820	281,014
Pool # MA4979, 5.50%, 4/1/2053	783,075	790,831
Pool # MA5038, 5.00%, 6/1/2053	3,245,795	3,214,820
Pool # MA5071, 5.00%, 7/1/2053	1,723,074	1,704,139
Pool # MA5072, 5.50%, 7/1/2053	5,732,446	5,779,491
Pool # CB6874, 6.00%, 8/1/2053	733,911	756,123
Pool # MA5138, 5.50%, 9/1/2053	831,140	838,669
Pool # DA4550, 6.50%, 11/1/2053	1,714,686	1,783,394
Pool # MA5192, 6.50%, 11/1/2053	651,047	674,639
Pool # MA5217, 6.50%, 12/1/2053	235,401	243,931
Pool # FS6772, 7.00%, 1/1/2054	316,658	334,521
Pool # MA5445, 6.00%, 8/1/2054	625,525	639,157
Pool # MA5499, 6.50%, 10/1/2054	1,238,983	1,287,118
FNMA/FHLMC UMBS, Single Family, 15 Year
TBA, 1.50%, 9/25/2040 (a)	1,826,000	1,632,075
TBA, 3.00%, 9/25/2040 (a)	78,000	74,569
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 2.00%, 9/25/2055 (a)	1,257,000	998,021
TBA, 3.00%, 9/25/2055 (a)	3,703,000	3,207,567
TBA, 3.50%, 9/25/2055 (a)	211,000	190,593
TBA, 4.00%, 9/25/2055 (a)	2,552,000	2,381,140
TBA, 4.50%, 9/25/2055 (a)	2,547,000	2,449,469
TBA, 5.00%, 9/25/2055 (a)	4,417,000	4,355,725
TBA, 5.50%, 9/25/2055 (a)	2,526,000	2,540,221
GNMA I, 30 Year
Pool # 704155, 5.50%, 1/15/2039	11,189	11,503
Pool # 726769, 5.00%, 9/15/2039	10,970	11,182
Pool # 754439, 3.50%, 12/15/2041	71,300	66,791
Pool # 783748, 3.50%, 4/15/2043	50,865	47,489
Pool # 784660, 4.00%, 4/15/2043	4,189	4,021
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # AC2224, 3.50%, 6/15/2043	35,140	32,786
Pool # AJ4151, 4.00%, 9/15/2044	156,085	148,759
Pool # AL9314, 3.00%, 3/15/2045	29,895	26,685
Pool # 784664, 4.00%, 4/15/2045	16,102	15,452
Pool # AO0544, 3.00%, 8/15/2045	17,475	15,598
GNMA II, 15 Year
Pool # MA0513, 2.50%, 11/20/2027	15,653	15,390
Pool # MA4625, 3.50%, 8/20/2032	12,290	12,120
Pool # MA6906, 2.50%, 10/20/2035	246,278	233,540
GNMA II, 30 Year
Pool # 3459, 5.50%, 10/20/2033	29,237	29,957
Pool # 4467, 4.00%, 6/20/2039	9,021	8,634
Pool # 4494, 4.00%, 7/20/2039	9,904	9,560
Pool # 4576, 4.00%, 11/20/2039	4,588	4,388
Pool # 4656, 4.00%, 3/20/2040	7,379	7,094
Pool # 4677, 4.00%, 4/20/2040	19,989	19,264
Pool # 4695, 4.00%, 5/20/2040	2,193	2,114
Pool # 4712, 4.00%, 6/20/2040	3,459	3,325
Pool # 4800, 4.00%, 9/20/2040	3,547	3,402
Pool # 737727, 4.00%, 12/20/2040	29,779	28,417
Pool # 4945, 4.00%, 2/20/2041	7,629	7,318
Pool # 4950, 5.50%, 2/20/2041	12,653	13,061
Pool # 4976, 3.50%, 3/20/2041	9,590	8,992
Pool # 4977, 4.00%, 3/20/2041	14,318	13,734
Pool # 5016, 4.00%, 4/20/2041	5,438	5,216
Pool # 5054, 4.00%, 5/20/2041	8,488	8,142
Pool # 5114, 4.00%, 7/20/2041	1,133	1,087
Pool # 5233, 4.00%, 11/20/2041	1,389	1,333
Pool # 5258, 3.50%, 12/20/2041	84,544	79,266
Pool # 5259, 4.00%, 12/20/2041	5,352	5,133
Pool # 5279, 3.50%, 1/20/2042	15,786	14,798
Pool # 5330, 3.00%, 3/20/2042	10,802	9,863
Pool # 796468, 4.00%, 9/20/2042	13,937	13,299
Pool # 783976, 3.50%, 4/20/2043	15,503	14,516
Pool # MA1376, 4.00%, 10/20/2043	73,808	70,641
Pool # AI7106, 4.00%, 6/20/2044	27,640	26,238
Pool # MA2678, 3.50%, 3/20/2045	98,183	91,397
Pool # MA2679, 4.00%, 3/20/2045	34,300	32,688
Pool # MA2753, 3.00%, 4/20/2045	49,942	44,964
Pool # MA2829, 5.00%, 5/20/2045	18,086	18,377
Pool # 784119, 3.00%, 2/20/2046	111,464	100,209
Pool # MA3458, 5.50%, 2/20/2046	23,117	23,862
Pool # MA3735, 3.00%, 6/20/2046	203,311	182,717
Pool # MA4072, 5.00%, 11/20/2046	18,276	18,637
Pool # MA4126, 3.00%, 12/20/2046	40,814	36,633
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # MA4511, 4.00%, 6/20/2047	124,056	117,609
Pool # BA5041, 5.00%, 6/20/2047	66,732	66,780
Pool # MA4718, 3.00%, 9/20/2047	5,565	4,988
Pool # MA4837, 3.50%, 11/20/2047	6,158,554	5,702,922
Pool # MA5019, 3.50%, 2/20/2048	170,673	157,968
Pool # MA5329, 3.50%, 7/20/2048	6,002	5,538
Pool # MA5468, 5.00%, 9/20/2048	4,574	4,606
Pool # MA5527, 3.50%, 10/20/2048	22,398	20,683
Pool # MA5595, 4.00%, 11/20/2048	27,894	26,404
Pool # MA5651, 4.00%, 12/20/2048	134,134	126,995
Pool # MA5709, 3.50%, 1/20/2049	63,791	59,113
Pool # BI6473, 4.00%, 1/20/2049	668,391	634,865
Pool # MA5711, 4.50%, 1/20/2049	3,757,546	3,688,757
Pool # MA5985, 3.50%, 6/20/2049	32,518	29,702
Pool # MA6220, 4.00%, 10/20/2049	140,436	131,824
Pool # MA6283, 3.00%, 11/20/2049	401,371	357,133
Pool # MA6478, 5.00%, 2/20/2050	18,178	18,344
Pool # MA6542, 3.50%, 3/20/2050	180,768	165,837
Pool # MA6819, 2.50%, 8/20/2050	2,541,984	2,171,061
Pool # MA7051, 2.00%, 12/20/2050	1,811,453	1,484,448
Pool # MA7055, 4.00%, 12/20/2050	178,565	168,480
Pool # MA7135, 2.00%, 1/20/2051	2,069,399	1,695,829
Pool # MA7417, 2.00%, 6/20/2051	2,465,894	2,020,749
Pool # MA7420, 3.50%, 6/20/2051	325,077	297,556
Pool # MA7473, 3.00%, 7/20/2051	394,964	350,185
Pool # MA7590, 3.00%, 9/20/2051	3,749,587	3,322,336
Pool # MA7704, 2.00%, 11/20/2051	5,191,905	4,254,658
Pool # MA7705, 2.50%, 11/20/2051	9,309,810	7,939,355
Pool # MA7766, 2.00%, 12/20/2051	1,867,869	1,530,680
Pool # MA7988, 3.00%, 4/20/2052	2,279,385	2,019,353
Pool # MA8043, 3.00%, 5/20/2052	1,974,497	1,749,246
Pool # MA8267, 4.00%, 9/20/2052	968,685	911,411
Pool # MA8269, 5.00%, 9/20/2052	497,018	494,606
Pool # MA8270, 5.50%, 9/20/2052	686,871	698,166
Pool # MA8346, 4.00%, 10/20/2052	1,753,348	1,649,409
Pool # MA8493, 6.50%, 12/20/2052	163,503	168,933
Pool # MA8573, 7.00%, 1/20/2053	313,421	325,392
Pool # MA8800, 5.00%, 4/20/2053	2,046,971	2,037,662
Pool # 786633, 6.00%, 4/20/2053	1,503,350	1,541,231
Pool # MA8879, 5.50%, 5/20/2053	1,956,812	1,982,062
Pool # MA8947, 5.00%, 6/20/2053	1,707,315	1,697,885
Pool # MA9019, 6.50%, 7/20/2053	361,134	372,710
Pool # MA9105, 5.00%, 8/20/2053	1,737,681	1,723,630
Pool # MA9173, 6.50%, 9/20/2053	513,053	529,369
Pool # MA9365, 7.00%, 12/20/2053	763,510	793,701
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	9

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # MA9907, 6.00%, 9/20/2054	4,688,004	4,784,789
Pool # MB0309, 6.00%, 4/20/2055	1,631,893	1,665,116
Pool # MB0368, 6.50%, 5/20/2055	2,244,026	2,310,180
GNMA II, Single Family, 30 Year
TBA, 2.50%, 9/15/2055 (a)	1,006,000	857,439
TBA, 3.00%, 9/15/2055 (a)	556,000	492,297
TBA, 3.50%, 9/15/2055 (a)	1,871,000	1,702,692
TBA, 4.00%, 9/15/2055 (a)	1,986,000	1,852,434
TBA, 4.50%, 9/15/2055 (a)	3,949,000	3,802,798
TBA, 5.50%, 9/15/2055 (a)	1,052,000	1,059,722
TBA, 5.00%, 10/15/2055 (a)	732,000	723,993
TBA, 5.50%, 10/15/2055 (a)	3,740,000	3,763,801
Total Mortgage-Backed Securities (Cost $324,490,320)		310,356,151
Corporate Bonds — 23.8%
Aerospace & Defense — 0.5%
Boeing Co. (The)
3.10%, 5/1/2026	159,000	157,489
3.25%, 3/1/2028	1,143,000	1,113,632
3.60%, 5/1/2034	637,000	567,374
3.55%, 3/1/2038	1,226,000	1,005,518
3.75%, 2/1/2050	33,000	23,405
General Dynamics Corp.
1.15%, 6/1/2026	205,000	200,393
4.25%, 4/1/2040	25,000	22,561
2.85%, 6/1/2041	10,000	7,336
Leidos, Inc. 4.38%, 5/15/2030	454,000	451,650
Lockheed Martin Corp.
3.60%, 3/1/2035	1,748,000	1,591,756
Series B, 6.15%, 9/1/2036	15,000	16,500
4.70%, 5/15/2046	10,000	8,917
Northrop Grumman Corp.
4.40%, 5/1/2030	30,000	30,235
4.03%, 10/15/2047	20,000	15,830
5.20%, 6/1/2054	91,000	83,769
Precision Castparts Corp. 4.38%, 6/15/2045	33,000	27,961
RTX Corp.
5.00%, 2/27/2026	12,000	12,026
7.20%, 8/15/2027	50,000	53,003
2.82%, 9/1/2051	15,000	9,133
3.03%, 3/15/2052	796,000	503,577
Textron, Inc. 3.65%, 3/15/2027	454,000	449,348
		6,351,413
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Air Freight & Logistics — 0.2%
FedEx Corp.
3.10%, 8/5/2029	274,000	262,700
4.25%, 5/15/2030	637,000	639,430
3.88%, 8/1/2042 (b)	204,000	158,173
4.75%, 11/15/2045	10,000	8,337
4.55%, 4/1/2046 (c)	50,000	40,794
4.40%, 1/15/2047 (c)	135,000	106,541
United Parcel Service, Inc.
4.45%, 4/1/2030	310,000	315,228
6.20%, 1/15/2038	136,000	148,142
4.88%, 11/15/2040	225,000	212,156
3.63%, 10/1/2042	589,000	463,608
3.40%, 9/1/2049	595,000	411,376
5.60%, 5/22/2064	100,000	94,710
		2,861,195
Automobile Components — 0.0% ^
Aptiv Swiss Holdings Ltd. 3.10%, 12/1/2051	654,000	393,905
BorgWarner, Inc. 2.65%, 7/1/2027	10,000	9,735
		403,640
Automobiles — 0.1%
General Motors Co.
5.40%, 10/15/2029	350,000	360,839
5.15%, 4/1/2038	547,000	511,431
Toyota Motor Corp. (Japan) 2.76%, 7/2/2029	120,000	114,503
		986,773
Banks — 3.7%
Banco Santander SA (Spain)
3.31%, 6/27/2029	200,000	193,174
5.57%, 1/17/2030	200,000	208,772
2.75%, 12/3/2030	400,000	360,609
5.44%, 7/15/2031	200,000	209,494
6.92%, 8/8/2033	400,000	440,229
Bank of America Corp.
3.50%, 4/19/2026	635,000	632,179
4.25%, 10/22/2026	27,000	26,998
(SOFR + 1.05%), 2.55%, 2/4/2028 (d)	293,000	286,086
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (d)	525,000	520,670
(3-MONTH CME TERM SOFR + 1.63%), 3.59%, 7/21/2028 (d)	752,000	743,742
(SOFR + 1.11%), 4.62%, 5/9/2029 (d)	72,000	72,810
(SOFR + 1.06%), 2.09%, 6/14/2029 (d)	960,000	906,908
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(3-MONTH CME TERM SOFR + 1.47%), 3.97%, 2/7/2030 (d)	693,000	687,171
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (d)	1,604,000	1,457,238
(SOFR + 1.83%), 4.57%, 4/27/2033 (d)	487,000	481,998
(SOFR + 2.16%), 5.02%, 7/22/2033 (d)	193,000	195,974
(SOFR + 1.74%), 5.52%, 10/25/2035 (d)	24,000	24,203
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.85%, 3/8/2037 (d)	346,000	319,415
(SOFR + 1.93%), 2.68%, 6/19/2041 (d)	356,000	256,140
(SOFR + 1.58%), 3.31%, 4/22/2042 (d)	155,000	119,180
5.00%, 1/21/2044	1,937,000	1,833,477
Bank of Nova Scotia (The) (Canada)
5.25%, 6/12/2028	306,000	316,146
4.85%, 2/1/2030	100,000	102,227
2.45%, 2/2/2032	224,000	196,688
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.59%, 5/4/2037 (d) (e)	130,000	124,705
Barclays plc (United Kingdom)
4.84%, 5/9/2028	1,361,000	1,366,916
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.00%), 5.75%, 8/9/2033 (d)	754,000	787,346
(SOFR + 1.91%), 5.34%, 9/10/2035 (d)	250,000	250,273
BPCE SA (France) 3.38%, 12/2/2026	260,000	257,636
Citigroup, Inc.
(SOFR + 1.14%), 4.64%, 5/7/2028 (d)	75,000	75,396
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (d)	259,000	256,071
4.13%, 7/25/2028	219,000	218,670
(SOFR + 0.87%), 4.79%, 3/4/2029 (d)	75,000	75,968
(3-MONTH CME TERM SOFR + 1.60%), 3.98%, 3/20/2030 (d)	719,000	710,008
(SOFR + 3.91%), 4.41%, 3/31/2031 (d)	759,000	757,020
(SOFR + 2.11%), 2.57%, 6/3/2031 (d)	1,812,000	1,663,511
(SOFR + 1.94%), 3.79%, 3/17/2033 (d)	38,000	35,746
(SOFR + 2.09%), 4.91%, 5/24/2033 (d)	250,000	250,869
(SOFR + 2.34%), 6.27%, 11/17/2033 (d)	1,025,000	1,111,000
(SOFR + 2.06%), 5.83%, 2/13/2035 (d)	100,000	102,574
5.88%, 1/30/2042	70,000	72,500
Cooperatieve Rabobank UA (Netherlands) 5.25%, 8/4/2045	349,000	325,265
Fifth Third Bancorp 8.25%, 3/1/2038	334,000	409,115
Goldman Sachs Capital I 6.35%, 2/15/2034	100,000	106,166
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
HSBC Holdings plc (United Kingdom)
(SOFR + 1.73%), 2.01%, 9/22/2028 (d)	255,000	243,348
(SOFR + 1.97%), 6.16%, 3/9/2029 (d)	1,147,000	1,196,313
(3-MONTH CME TERM SOFR + 1.80%), 4.58%, 6/19/2029 (d)	452,000	454,895
(SOFR + 2.39%), 2.85%, 6/4/2031 (d)	1,563,000	1,448,671
(SOFR + 2.98%), 6.55%, 6/20/2034 (d)	302,000	323,308
(SOFR + 1.56%), 5.45%, 3/3/2036 (b) (d)	877,000	891,359
6.50%, 5/2/2036	687,000	735,738
Huntington Bancshares, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 2.49%, 8/15/2036 (d)	1,367,000	1,163,559
Korea Development Bank (The) (South Korea) 4.38%, 2/15/2033	200,000	198,379
Kreditanstalt fuer Wiederaufbau (Germany)
3.88%, 6/15/2028	277,000	278,926
4.63%, 3/18/2030	75,000	77,894
0.75%, 9/30/2030	466,000	402,236
Zero Coupon, 4/18/2036	968,000	612,880
Landwirtschaftliche Rentenbank (Germany) 0.88%, 9/3/2030	20,000	17,390
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.50%), 3.37%, 12/14/2046 (d)	202,000	147,163
M&T Bank Corp. (SOFR + 1.85%), 5.05%, 1/27/2034 (d)	1,087,000	1,078,045
Mitsubishi UFJ Financial Group, Inc. (Japan) 3.75%, 7/18/2039	750,000	650,305
Mizuho Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 2.26%, 7/9/2032 (d)	2,820,000	2,479,263
Morgan Stanley Bank NA (SOFR + 0.68%), 4.45%, 10/15/2027 (d)	260,000	260,267
National Australia Bank Ltd. (Australia) 3.91%, 6/9/2027	1,098,000	1,097,058
Oesterreichische Kontrollbank AG (Austria)
0.38%, 9/17/2025	25,000	24,957
4.75%, 5/21/2027	123,000	124,981
PNC Financial Services Group, Inc. (The) (SOFR + 1.93%), 5.07%, 1/24/2034 (d)	340,000	343,644
Regions Financial Corp. 1.80%, 8/12/2028	750,000	701,519
Royal Bank of Canada (Canada)
1.40%, 11/2/2026	473,000	458,926
3.63%, 5/4/2027	323,000	321,053
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	11

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.03%), 5.15%, 2/4/2031 (d)	120,000	123,565
3.88%, 5/4/2032	135,000	129,873
Santander Holdings USA, Inc. (SOFR + 2.36%), 6.50%, 3/9/2029 (d)	988,000	1,034,501
Santander UK Group Holdings plc (United Kingdom) (3-MONTH SOFR + 1.40%), 3.82%, 11/3/2028 (d)	200,000	197,577
Sumitomo Mitsui Financial Group, Inc. (Japan) 2.30%, 1/12/2041	555,000	378,982
Toronto-Dominion Bank (The) (Canada)
4.11%, 6/8/2027	378,000	378,248
3.20%, 3/10/2032	31,000	28,501
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.50%), 5.15%, 9/10/2034 (d) (e)	104,000	105,450
Truist Financial Corp.
3.88%, 3/19/2029	69,000	67,910
(SOFR + 2.24%), 4.92%, 7/28/2033 (d)	25,000	24,652
Wells Fargo & Co.
3.00%, 4/22/2026	224,000	222,214
4.30%, 7/22/2027	1,177,000	1,180,374
(SOFR + 2.10%), 2.39%, 6/2/2028 (d)	2,241,000	2,172,656
4.15%, 1/24/2029	10,000	9,995
(3-MONTH CME TERM SOFR + 1.43%), 2.88%, 10/30/2030 (d)	2,594,000	2,449,789
(3-MONTH CME TERM SOFR + 1.26%), 2.57%, 2/11/2031 (d)	180,000	166,654
(SOFR + 1.50%), 3.35%, 3/2/2033 (d)	25,000	23,054
(SOFR + 1.99%), 5.56%, 7/25/2034 (d)	547,000	567,957
(SOFR + 2.53%), 3.07%, 4/30/2041 (d)	953,000	725,387
Westpac Banking Corp. (Australia)
1.95%, 11/20/2028	1,551,000	1,458,862
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.11%, 7/24/2034 (d) (e)	551,000	538,911
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.53%), 3.02%, 11/18/2036 (d) (e)	135,000	120,280
		47,385,752
Beverages — 0.5%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	89,000	86,860
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
3.50%, 6/1/2030	156,000	151,807
4.90%, 1/23/2031	425,000	439,802
5.00%, 6/15/2034	484,000	494,820
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Beverages — continued
5.55%, 1/23/2049	50,000	49,132
Coca-Cola Co. (The)
1.45%, 6/1/2027	104,000	99,933
1.65%, 6/1/2030	1,004,000	900,915
2.50%, 6/1/2040	161,000	117,931
2.60%, 6/1/2050	1,564,000	956,576
2.75%, 6/1/2060	100,000	58,627
Coca-Cola Femsa SAB de CV (Mexico) 1.85%, 9/1/2032	1,085,000	897,809
Keurig Dr Pepper, Inc. 4.50%, 4/15/2052	25,000	19,646
Keurig Dr. Pepper, Inc.
3.95%, 4/15/2029	1,456,000	1,432,375
3.80%, 5/1/2050	155,000	109,566
PepsiCo, Inc.
2.75%, 3/19/2030	130,000	122,701
1.63%, 5/1/2030	66,000	59,144
		5,997,644
Biotechnology — 0.5%
AbbVie, Inc.
2.95%, 11/21/2026	450,000	444,209
4.05%, 11/21/2039	516,000	453,966
4.63%, 10/1/2042	761,000	691,279
4.85%, 6/15/2044	649,000	595,841
4.45%, 5/14/2046	21,000	18,040
Amgen, Inc.
2.60%, 8/19/2026	10,000	9,853
3.20%, 11/2/2027	650,000	637,846
2.30%, 2/25/2031	1,264,000	1,134,435
3.15%, 2/21/2040	111,000	85,915
2.80%, 8/15/2041	30,000	21,636
4.95%, 10/1/2041	26,000	24,065
5.15%, 11/15/2041	800,000	756,554
4.56%, 6/15/2048	15,000	12,635
3.00%, 1/15/2052	18,000	11,527
Gilead Sciences, Inc.
2.95%, 3/1/2027	290,000	285,590
4.60%, 9/1/2035	420,000	409,987
4.00%, 9/1/2036	601,000	551,054
4.80%, 4/1/2044	35,000	31,888
4.75%, 3/1/2046	15,000	13,406
4.15%, 3/1/2047	110,000	89,856
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Biotechnology — continued
2.80%, 10/1/2050	15,000	9,328
Regeneron Pharmaceuticals, Inc. 2.80%, 9/15/2050	11,000	6,529
		6,295,439
Broadline Retail — 0.2%
Alibaba Group Holding Ltd. (China)
3.15%, 2/9/2051	260,000	175,027
3.25%, 2/9/2061	269,000	172,010
Amazon.com, Inc.
3.15%, 8/22/2027	724,000	714,958
4.05%, 8/22/2047	1,311,000	1,079,008
2.70%, 6/3/2060	568,000	324,164
eBay, Inc. 4.00%, 7/15/2042	400,000	328,208
		2,793,375
Building Products — 0.2%
Carlisle Cos., Inc. 2.20%, 3/1/2032	117,000	100,190
Carrier Global Corp.
2.49%, 2/15/2027	321,000	314,017
3.58%, 4/5/2050	14,000	10,232
Fortune Brands Innovations, Inc. 4.00%, 3/25/2032	28,000	26,596
Johnson Controls International plc
1.75%, 9/15/2030	287,000	254,290
2.00%, 9/16/2031	174,000	150,596
4.50%, 2/15/2047	529,000	447,770
4.95%, 7/2/2064 (f)	505,000	429,884
Lennox International, Inc. 5.50%, 9/15/2028	100,000	103,542
Masco Corp. 3.13%, 2/15/2051	129,000	79,757
Owens Corning 4.30%, 7/15/2047	108,000	87,554
		2,004,428
Capital Markets — 1.9%
Affiliated Managers Group, Inc. 5.50%, 8/20/2034	100,000	101,537
Ares Capital Corp.
2.15%, 7/15/2026	497,000	486,788
5.80%, 3/8/2032	66,000	66,965
Bank of New York Mellon Corp. (The) Series J, (SOFR + 1.61%), 4.97%, 4/26/2034 (d)	2,171,000	2,193,490
Blackstone Private Credit Fund 3.25%, 3/15/2027	334,000	326,993
Blue Owl Finance LLC 4.13%, 10/7/2051	19,000	13,394
Brookfield Finance, Inc. (Canada) 4.35%, 4/15/2030	110,000	109,732
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Capital Markets — continued
Cboe Global Markets, Inc. 1.63%, 12/15/2030	11,000	9,665
Charles Schwab Corp. (The) 2.00%, 3/20/2028	10,000	9,534
CI Financial Corp. (Canada) 3.20%, 12/17/2030	952,000	856,235
CME Group, Inc. 4.15%, 6/15/2048	45,000	37,472
Deutsche Bank AG (Germany)
(SOFR + 1.22%), 2.31%, 11/16/2027 (d)	260,000	253,603
(SOFR + 2.51%), 6.82%, 11/20/2029 (d)	416,000	445,860
(SOFR + 2.76%), 3.73%, 1/14/2032 (d)	260,000	243,353
(SOFR + 3.65%), 7.08%, 2/10/2034 (d)	444,000	482,257
Franklin Resources, Inc. 1.60%, 10/30/2030	36,000	31,565
FS KKR Capital Corp. 3.13%, 10/12/2028	481,000	441,641
Goldman Sachs Group, Inc. (The)
(SOFR + 1.11%), 2.64%, 2/24/2028 (d)	2,101,000	2,050,491
(SOFR + 1.32%), 4.94%, 4/23/2028 (d)	50,000	50,510
(3-MONTH CME TERM SOFR + 1.42%), 3.81%, 4/23/2029 (d)	92,000	91,049
(3-MONTH CME TERM SOFR + 1.56%), 4.22%, 5/1/2029 (d)	203,000	203,030
(SOFR + 1.25%), 2.38%, 7/21/2032 (d)	2,854,000	2,527,346
(SOFR + 1.41%), 3.10%, 2/24/2033 (d)	824,000	749,571
(SOFR + 1.63%), 3.44%, 2/24/2043 (d)	195,000	149,211
4.75%, 10/21/2045	126,000	111,805
Invesco Finance plc 5.38%, 11/30/2043	235,000	224,427
Moody's Corp. 4.25%, 2/1/2029	76,000	76,340
Morgan Stanley
(SOFR + 0.88%), 1.59%, 5/4/2027 (d)	34,000	33,361
(SOFR + 0.86%), 1.51%, 7/20/2027 (d)	2,032,000	1,981,576
(SOFR + 1.00%), 2.48%, 1/21/2028 (d)	367,000	358,180
3.59%, 7/22/2028 (g)	952,000	940,369
(SOFR + 1.14%), 2.70%, 1/22/2031 (d)	936,000	871,941
(SOFR + 1.02%), 1.93%, 4/28/2032 (d)	2,431,000	2,109,503
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (d)	15,000	15,585
3.97%, 7/22/2038 (g)	120,000	105,995
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.80%), 5.94%, 2/7/2039 (d)	10,000	10,388
(3-MONTH CME TERM SOFR + 1.69%), 4.46%, 4/22/2039 (d)	247,000	230,084
(SOFR + 1.49%), 3.22%, 4/22/2042 (d)	566,000	430,412
Morgan Stanley Direct Lending Fund 6.15%, 5/17/2029	85,000	87,800
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	13

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
Nasdaq, Inc.
2.50%, 12/21/2040	120,000	83,390
6.10%, 6/28/2063	904,000	926,844
Nomura Holdings, Inc. (Japan) 2.71%, 1/22/2029	1,032,000	976,069
Northern Trust Corp.
3.15%, 5/3/2029	109,000	105,773
(3-MONTH SOFR + 1.13%), 3.38%, 5/8/2032 (d)	160,000	156,399
Raymond James Financial, Inc.
4.95%, 7/15/2046	225,000	203,700
3.75%, 4/1/2051	65,000	47,602
Stifel Financial Corp. 4.00%, 5/15/2030	110,000	107,625
UBS AG (Switzerland)
1.25%, 6/1/2026	344,000	336,329
1.25%, 8/7/2026	1,369,000	1,332,729
		23,795,518
Chemicals — 0.2%
Dow Chemical Co. (The)
2.10%, 11/15/2030	438,000	387,044
5.25%, 11/15/2041	639,000	577,246
4.63%, 10/1/2044	75,000	60,918
DuPont de Nemours, Inc.
4.73%, 11/15/2028	460,000	468,703
5.32%, 11/15/2038	88,000	91,729
Eastman Chemical Co. 5.75%, 3/8/2033	88,000	91,575
EIDP, Inc. 4.80%, 5/15/2033	418,000	418,688
FMC Corp. 3.45%, 10/1/2029	340,000	321,585
Sherwin-Williams Co. (The)
4.00%, 12/15/2042	134,000	109,007
4.50%, 6/1/2047	415,000	348,995
Westlake Corp. 4.38%, 11/15/2047	100,000	78,176
		2,953,666
Commercial Services & Supplies — 0.2%
RELX Capital, Inc. (United Kingdom)
3.00%, 5/22/2030	152,000	144,161
4.75%, 5/20/2032	97,000	98,123
Republic Services, Inc. 2.38%, 3/15/2033	939,000	809,518
Waste Connections, Inc. 2.95%, 1/15/2052	346,000	217,766
Waste Management, Inc.
2.00%, 6/1/2029	70,000	65,111
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Commercial Services & Supplies — continued
4.63%, 2/15/2033	217,000	218,084
2.50%, 11/15/2050	765,000	449,130
		2,001,893
Communications Equipment — 0.1%
Cisco Systems, Inc.
4.85%, 2/26/2029	60,000	61,620
5.90%, 2/15/2039	663,000	713,251
Motorola Solutions, Inc. 5.60%, 6/1/2032	40,000	41,799
		816,670
Construction Materials — 0.0% ^
Vulcan Materials Co. 4.70%, 3/1/2048	111,000	96,118
Consumer Finance — 1.1%
AerCap Ireland Capital DAC (Ireland)
3.65%, 7/21/2027	566,000	560,471
3.30%, 1/30/2032	1,351,000	1,236,552
Ally Financial, Inc. 2.20%, 11/2/2028	675,000	629,723
American Express Co.
1.65%, 11/4/2026	1,409,000	1,369,715
(SOFRINDX + 0.75%), 5.65%, 4/23/2027 (d)	85,000	85,687
(SOFR + 0.97%), 5.39%, 7/28/2027 (d)	180,000	181,717
(SOFR + 1.76%), 4.42%, 8/3/2033 (d)	10,000	9,828
(SOFR + 1.93%), 5.63%, 7/28/2034 (d)	260,000	268,885
American Honda Finance Corp.
2.00%, 3/24/2028	76,000	72,057
2.25%, 1/12/2029	36,000	33,771
Capital One Financial Corp.
3.75%, 7/28/2026	1,732,000	1,719,626
3.80%, 1/31/2028	307,000	304,215
(SOFR + 2.60%), 5.82%, 2/1/2034 (d)	17,000	17,675
Caterpillar Financial Services Corp. 1.10%, 9/14/2027	1,342,000	1,270,209
Ford Motor Credit Co. LLC
6.80%, 5/12/2028	500,000	519,033
2.90%, 2/10/2029	1,882,000	1,733,977
7.20%, 6/10/2030	200,000	212,454
General Motors Financial Co., Inc.
1.50%, 6/10/2026	435,000	424,947
2.40%, 10/15/2028	1,448,000	1,365,719
John Deere Capital Corp.
3.05%, 1/6/2028	50,000	49,002
3.35%, 4/18/2029	322,000	314,764
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
Synchrony Financial
5.15%, 3/19/2029	35,000	35,434
2.88%, 10/28/2031	18,000	15,959
Toyota Motor Credit Corp.
5.40%, 11/20/2026	80,000	81,297
1.15%, 8/13/2027	852,000	807,744
3.05%, 1/11/2028	504,000	493,674
4.55%, 5/17/2030	52,000	52,715
		13,866,850
Consumer Staples Distribution & Retail — 0.3%
Kroger Co. (The)
5.40%, 7/15/2040	143,000	140,832
5.65%, 9/15/2064	99,000	92,843
Target Corp. 2.95%, 1/15/2052	1,887,000	1,183,583
Walmart, Inc.
1.05%, 9/17/2026	1,874,000	1,819,555
1.50%, 9/22/2028	46,000	43,000
4.15%, 9/9/2032	100,000	99,170
2.65%, 9/22/2051	25,000	15,357
		3,394,340
Containers & Packaging — 0.1%
Berry Global, Inc. 5.80%, 6/15/2031	343,000	362,989
International Paper Co. 5.15%, 5/15/2046	228,000	206,510
WestRock MWV LLC 7.95%, 2/15/2031	26,000	30,180
WRKCo, Inc. 3.00%, 6/15/2033	697,000	613,659
		1,213,338
Diversified Consumer Services — 0.2%
Case Western Reserve University Series 22-C, 5.41%, 6/1/2122	32,000	29,625
Georgetown University (The) Series A, 5.22%, 10/1/2118	294,000	252,639
Thomas Jefferson University 3.85%, 11/1/2057	336,000	233,180
Trustees of the University of Pennsylvania (The) 3.61%, 2/15/2119	2,044,000	1,295,309
University of Chicago (The) Series C, 2.55%, 4/1/2050	67,000	42,975
University of Miami Series 2022, 4.06%, 4/1/2052	591,000	464,233
Washington University (The) 4.35%, 4/15/2122	220,000	164,949
		2,482,910
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Diversified REITs — 0.0% ^
GLP Capital LP 5.75%, 6/1/2028	20,000	20,579
Simon Property Group LP 3.38%, 6/15/2027	49,000	48,490
		69,069
Diversified Telecommunication Services — 0.6%
AT&T, Inc.
2.30%, 6/1/2027	100,000	96,853
1.65%, 2/1/2028	455,000	429,301
4.35%, 3/1/2029	45,000	45,183
4.30%, 2/15/2030	121,000	121,037
2.25%, 2/1/2032	46,000	39,830
4.50%, 5/15/2035	589,000	562,662
4.90%, 8/15/2037	198,000	190,489
4.85%, 3/1/2039	252,000	238,482
6.00%, 8/15/2040	51,000	53,002
5.35%, 9/1/2040	677,000	666,541
3.50%, 6/1/2041	209,000	163,438
5.55%, 8/15/2041	13,000	12,781
3.10%, 2/1/2043	26,000	18,801
4.50%, 3/9/2048	15,000	12,370
3.55%, 9/15/2055	150,000	99,716
3.80%, 12/1/2057	161,000	110,751
3.85%, 6/1/2060	120,000	82,406
Deutsche Telekom International Finance BV (Germany) 9.25%, 6/1/2032	136,000	170,213
Orange SA (France) 5.38%, 1/13/2042	209,000	204,976
Telefonica Emisiones SA (Spain)
4.10%, 3/8/2027	162,000	161,505
7.05%, 6/20/2036	29,000	32,294
4.67%, 3/6/2038	1,702,000	1,544,154
TELUS Corp. (Canada) 3.40%, 5/13/2032	1,047,000	959,513
Verizon Communications, Inc.
3.88%, 2/8/2029	56,000	55,594
1.68%, 10/30/2030	85,000	74,536
1.75%, 1/20/2031	1,004,000	875,513
2.36%, 3/15/2032	647,000	561,597
2.85%, 9/3/2041	138,000	98,045
2.88%, 11/20/2050	30,000	18,513
5.01%, 8/21/2054	27,000	23,946
3.00%, 11/20/2060	329,000	192,240
		7,916,282
Electric Utilities — 1.6%
AEP Texas, Inc. 5.25%, 5/15/2052	13,000	11,591
Alabama Power Co.
Series B, 3.70%, 12/1/2047	72,000	54,413
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	15

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
3.45%, 10/1/2049	400,000	282,693
3.13%, 7/15/2051	310,000	204,335
American Electric Power Co., Inc.
2.30%, 3/1/2030	410,000	375,078
5.63%, 3/1/2033	72,000	75,363
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.75%), 7.05%, 12/15/2054 (d)	10,000	10,432
Baltimore Gas and Electric Co. 3.75%, 8/15/2047	264,000	200,036
CenterPoint Energy Houston Electric LLC
5.20%, 10/1/2028	50,000	51,620
Series ai., 4.45%, 10/1/2032	50,000	49,372
Series K2, 6.95%, 3/15/2033	15,000	16,975
Connecticut Light and Power Co. (The) 5.25%, 1/15/2053	158,000	147,853
Dominion Energy South Carolina, Inc. 5.10%, 6/1/2065	946,000	832,418
DTE Electric Co.
4.30%, 7/1/2044	83,000	69,884
3.75%, 8/15/2047	472,000	358,537
3.95%, 3/1/2049	240,000	187,627
2.95%, 3/1/2050	25,000	16,298
Duke Energy Carolinas LLC
2.45%, 2/1/2030	41,000	38,255
6.45%, 10/15/2032	30,000	33,103
3.70%, 12/1/2047	662,000	496,155
Duke Energy Florida LLC
2.40%, 12/15/2031	300,000	268,654
6.40%, 6/15/2038	2,144,000	2,373,951
6.20%, 11/15/2053	30,000	31,904
Duke Energy Indiana LLC
6.35%, 8/15/2038	10,000	11,009
2.75%, 4/1/2050	30,000	18,337
Duke Energy Progress LLC 4.15%, 12/1/2044	100,000	82,531
Edison International 5.25%, 11/15/2028	1,838,000	1,856,848
Eversource Energy 4.60%, 7/1/2027	10,000	10,058
Exelon Corp. 4.70%, 4/15/2050	990,000	825,555
Florida Power & Light Co. 4.80%, 5/15/2033	66,000	66,553
Georgia Power Co.
4.95%, 5/17/2033	673,000	681,432
Series A, 3.25%, 3/15/2051	89,000	60,135
Hydro-Quebec (Canada) 8.50%, 12/1/2029	50,000	58,721
Interstate Power and Light Co. 3.10%, 11/30/2051	132,000	83,897
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electric Utilities — continued
IPALCO Enterprises, Inc. 4.25%, 5/1/2030	144,000	140,687
Nevada Power Co. Series EE, 3.13%, 8/1/2050	1,102,000	699,384
NextEra Energy Capital Holdings, Inc.
1.90%, 6/15/2028	404,000	381,079
5.00%, 2/28/2030	30,000	30,905
2.25%, 6/1/2030	65,000	59,216
(3-MONTH SOFR + 2.41%), 4.80%, 12/1/2077 (d)	193,000	185,997
Northern States Power Co.
2.90%, 3/1/2050	132,000	85,260
4.50%, 6/1/2052	490,000	411,898
5.10%, 5/15/2053	10,000	9,193
5.40%, 3/15/2054	15,000	14,521
NSTAR Electric Co.
4.85%, 3/1/2030	225,000	230,541
3.95%, 4/1/2030	15,000	14,859
Ohio Power Co. Series R, 2.90%, 10/1/2051	25,000	15,009
Oklahoma Gas and Electric Co.
5.40%, 1/15/2033	43,000	44,591
4.15%, 4/1/2047	1,000,000	810,921
Pacific Gas and Electric Co.
2.10%, 8/1/2027	300,000	287,466
3.30%, 12/1/2027	123,000	120,075
3.00%, 6/15/2028	331,000	318,743
2.50%, 2/1/2031	698,000	618,939
5.80%, 5/15/2034	111,000	113,413
3.75%, 8/15/2042 (f)	28,000	20,414
6.75%, 1/15/2053	104,000	107,375
PacifiCorp
5.10%, 2/15/2029	468,000	479,441
3.30%, 3/15/2051	17,000	10,839
PECO Energy Co. 4.90%, 6/15/2033	250,000	253,813
PG&E Wildfire Recovery Funding LLC Series A-4, 4.45%, 12/1/2047	250,000	217,950
Potomac Electric Power Co. 4.15%, 3/15/2043	386,000	322,054
PPL Electric Utilities Corp. 6.25%, 5/15/2039	132,000	145,206
Public Service Co. of Colorado
Series 34, 3.20%, 3/1/2050	454,000	298,079
5.25%, 4/1/2053	116,000	105,774
SCE Recovery Funding LLC Series A-2, 2.94%, 11/15/2042	266,000	211,648
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Southern California Edison Co.
5.30%, 3/1/2028	200,000	204,366
6.65%, 4/1/2029	50,000	52,511
6.00%, 1/15/2034	50,000	51,977
Series 05-E, 5.35%, 7/15/2035	100,000	99,902
Series 06-E, 5.55%, 1/15/2037	50,000	49,611
4.00%, 4/1/2047	33,000	24,579
Series 20A, 2.95%, 2/1/2051	100,000	60,664
Series H, 3.65%, 6/1/2051	100,000	67,988
Series E, 5.45%, 6/1/2052	69,000	61,512
Southern Co. (The)
Series A, 3.70%, 4/30/2030	417,000	406,315
5.70%, 10/15/2032	30,000	31,627
Southwestern Electric Power Co. Series K, 2.75%, 10/1/2026	10,000	9,829
Union Electric Co.
3.25%, 10/1/2049	260,000	174,616
5.13%, 3/15/2055	82,000	74,902
Virginia Electric & Power Co. 4.00%, 1/15/2043	167,000	135,314
Virginia Electric and Power Co.
Series C, 4.00%, 11/15/2046	80,000	62,770
Series B, 3.80%, 9/15/2047	1,451,000	1,091,706
2.45%, 12/15/2050	58,000	32,563
Wisconsin Electric Power Co. 4.30%, 10/15/2048	129,000	106,362
Wisconsin Power and Light Co. 1.95%, 9/16/2031	1,001,000	869,924
Xcel Energy, Inc. 4.60%, 6/1/2032	30,000	29,558
		20,405,509
Electrical Equipment — 0.0% ^
Eaton Corp. 4.15%, 11/2/2042	141,000	120,998
Emerson Electric Co. 2.75%, 10/15/2050	254,000	158,959
Regal Rexnord Corp. 6.05%, 4/15/2028	50,000	51,746
		331,703
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp.
4.35%, 6/1/2029	15,000	15,143
2.20%, 9/15/2031	50,000	44,242
Arrow Electronics, Inc. 2.95%, 2/15/2032	96,000	84,816
Avnet, Inc. 3.00%, 5/15/2031	634,000	573,860
Corning, Inc. 3.90%, 11/15/2049	51,000	38,820
Keysight Technologies, Inc. 3.00%, 10/30/2029	40,000	37,957
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electronic Equipment, Instruments & Components — continued
TD SYNNEX Corp. 2.65%, 8/9/2031	241,000	214,467
Trimble, Inc. 6.10%, 3/15/2033	137,000	146,035
Tyco Electronics Group SA (Switzerland) 3.13%, 8/15/2027	635,000	623,797
Vontier Corp. 2.95%, 4/1/2031	100,000	91,029
		1,870,166
Energy Equipment & Services — 0.1%
Halliburton Co. 4.85%, 11/15/2035	18,000	17,475
Helmerich & Payne, Inc.
2.90%, 9/29/2031	586,000	511,396
5.50%, 12/1/2034	397,000	382,160
Patterson-UTI Energy, Inc. 7.15%, 10/1/2033	200,000	208,796
		1,119,827
Entertainment — 0.2%
Electronic Arts, Inc. 1.85%, 2/15/2031	21,000	18,439
Netflix, Inc.
4.38%, 11/15/2026	45,000	45,251
5.88%, 11/15/2028	60,000	63,351
TWDC Enterprises 18 Corp.
1.85%, 7/30/2026	581,000	569,816
7.00%, 3/1/2032	15,000	17,109
3.00%, 7/30/2046	619,000	418,957
Walt Disney Co. (The)
3.70%, 3/23/2027	462,000	460,421
2.20%, 1/13/2028	29,000	27,917
3.80%, 3/22/2030	143,000	141,404
3.60%, 1/13/2051	1,189,000	872,119
		2,634,784
Financial Services — 0.5%
Apollo Global Management, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.17%), 6.00%, 12/15/2054 (d)	464,000	461,513
Corebridge Financial, Inc. 3.90%, 4/5/2032	11,000	10,411
Equitable Holdings, Inc.
4.35%, 4/20/2028	277,000	277,741
5.00%, 4/20/2048	20,000	17,843
Global Payments, Inc. 1.20%, 3/1/2026	701,000	689,321
Mastercard, Inc.
3.30%, 3/26/2027	10,000	9,909
4.85%, 3/9/2033	55,000	56,174
4.55%, 1/15/2035	37,000	36,505
National Rural Utilities Cooperative Finance Corp.
5.10%, 5/6/2027	10,000	10,168
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	17

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Financial Services — continued
4.80%, 3/15/2028	20,000	20,374
ORIX Corp. (Japan)
3.70%, 7/18/2027	15,000	14,862
5.00%, 9/13/2027	20,000	20,308
4.65%, 9/10/2029	77,000	77,963
PayPal Holdings, Inc. 5.05%, 6/1/2052	110,000	100,508
Shell International Finance BV
2.88%, 5/10/2026	119,000	117,920
6.38%, 12/15/2038	782,000	871,720
3.00%, 11/26/2051	1,093,000	701,569
Synchrony Bank 5.63%, 8/23/2027	350,000	357,760
Visa, Inc.
0.75%, 8/15/2027	970,000	916,052
4.15%, 12/14/2035	668,000	638,526
2.70%, 4/15/2040	305,000	231,340
Voya Financial, Inc. 5.70%, 7/15/2043	92,000	90,327
Western Union Co. (The) 2.75%, 3/15/2031	600,000	528,874
		6,257,688
Food Products — 0.4%
Conagra Brands, Inc. 5.30%, 11/1/2038	247,000	233,027
JBS USA Holding Lux SARL
3.00%, 2/2/2029	610,000	583,760
3.75%, 12/1/2031	26,000	24,493
Kraft Heinz Foods Co.
4.25%, 3/1/2031	50,000	49,161
4.63%, 10/1/2039	260,000	230,779
6.50%, 2/9/2040	705,000	742,935
McCormick & Co., Inc. 4.20%, 8/15/2047	526,000	417,943
Mondelez International, Inc. 1.88%, 10/15/2032	169,000	142,805
Tyson Foods, Inc.
4.35%, 3/1/2029	155,000	155,127
4.88%, 8/15/2034	1,518,000	1,495,267
5.15%, 8/15/2044	191,000	174,425
Unilever Capital Corp. (United Kingdom)
2.90%, 5/5/2027	533,000	525,027
4.63%, 8/12/2034	126,000	125,784
		4,900,533
Gas Utilities — 0.1%
Atmos Energy Corp.
2.63%, 9/15/2029	117,000	110,498
5.50%, 6/15/2041	188,000	189,517
4.15%, 1/15/2043	44,000	36,987
4.13%, 3/15/2049	300,000	237,785
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Gas Utilities — continued
5.75%, 10/15/2052	100,000	99,563
CenterPoint Energy Resources Corp. 5.40%, 7/1/2034	100,000	102,254
Piedmont Natural Gas Co., Inc. 5.10%, 2/15/2035	249,000	251,408
Southern California Gas Co.
Series UU, 4.13%, 6/1/2048	95,000	74,705
Series VV, 4.30%, 1/15/2049	324,000	259,364
		1,362,081
Ground Transportation — 0.3%
Burlington Northern Santa Fe LLC 6.15%, 5/1/2037	20,000	21,985
Canadian National Railway Co. (Canada) 6.13%, 11/1/2053	50,000	53,511
Canadian Pacific Railway Co. (Canada)
1.75%, 12/2/2026	310,000	301,210
4.20%, 11/15/2069	414,000	309,481
CSX Corp.
4.75%, 5/30/2042	586,000	534,430
4.30%, 3/1/2048	34,000	28,109
Norfolk Southern Corp.
3.80%, 8/1/2028	40,000	39,818
5.05%, 8/1/2030	100,000	103,633
3.05%, 5/15/2050	19,000	12,381
3.70%, 3/15/2053	379,000	273,609
4.10%, 5/15/2121	796,000	548,365
Ryder System, Inc. 6.30%, 12/1/2028	69,000	73,470
Union Pacific Corp.
3.38%, 2/1/2035	607,000	542,250
2.89%, 4/6/2036	702,000	582,861
3.35%, 8/15/2046	135,000	96,902
2.95%, 3/10/2052	505,000	316,785
3.84%, 3/20/2060	166,000	118,401
4.10%, 9/15/2067	166,000	121,418
		4,078,619
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories
1.15%, 1/30/2028	472,000	443,637
1.40%, 6/30/2030	194,000	172,455
6.15%, 11/30/2037	326,000	362,899
Baxter International, Inc.
2.27%, 12/1/2028	364,000	341,237
1.73%, 4/1/2031	1,241,000	1,062,764
3.50%, 8/15/2046	240,000	166,387
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Equipment & Supplies — continued
Becton Dickinson & Co. 4.30%, 8/22/2032	98,000	95,649
Boston Scientific Corp.
4.00%, 3/1/2028	50,000	50,120
4.55%, 3/1/2039	50,000	47,260
DENTSPLY SIRONA, Inc. 3.25%, 6/1/2030	281,000	258,159
DH Europe Finance II SARL 3.25%, 11/15/2039	735,000	592,570
Solventum Corp. 6.00%, 5/15/2064	284,000	286,057
		3,879,194
Health Care Providers & Services — 1.1%
Ascension Health Series B, 3.11%, 11/15/2039	205,000	160,703
Baptist Health South Florida Obligated Group Series 2021, 3.12%, 11/15/2071	430,000	246,063
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	100,000	63,417
Cencora, Inc. 2.70%, 3/15/2031	852,000	779,069
Centene Corp.
3.00%, 10/15/2030	23,000	20,336
2.50%, 3/1/2031	100,000	85,267
2.63%, 8/1/2031	120,000	101,768
Cigna Group (The)
3.40%, 3/1/2027	10,000	9,893
3.40%, 3/15/2051	275,000	183,290
CommonSpirit Health 4.35%, 11/1/2042	25,000	21,168
CVS Health Corp.
3.00%, 8/15/2026	180,000	177,761
1.30%, 8/21/2027	75,000	70,791
4.30%, 3/25/2028	560,000	559,726
3.25%, 8/15/2029	14,000	13,392
1.75%, 8/21/2030	1,344,000	1,174,281
2.13%, 9/15/2031	396,000	341,827
4.78%, 3/25/2038	30,000	27,639
6.13%, 9/15/2039	168,000	172,476
4.13%, 4/1/2040	405,000	339,402
5.05%, 3/25/2048	246,000	211,209
6.00%, 6/1/2063	149,000	141,248
Elevance Health, Inc.
1.50%, 3/15/2026	34,000	33,476
3.65%, 12/1/2027	163,000	161,583
5.50%, 10/15/2032	1,106,000	1,152,364
5.10%, 1/15/2044	50,000	45,800
4.38%, 12/1/2047	160,000	129,272
3.70%, 9/15/2049	50,000	35,592
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Health Care Providers & Services — continued
HCA, Inc.
3.13%, 3/15/2027	1,296,000	1,275,299
3.50%, 9/1/2030	250,000	238,380
4.63%, 3/15/2052	59,000	46,905
Humana, Inc.
1.35%, 2/3/2027	37,000	35,535
4.80%, 3/15/2047	1,182,000	983,079
5.50%, 3/15/2053	35,000	31,388
Kaiser Foundation Hospitals Series 2021, 3.00%, 6/1/2051	119,000	76,235
Laboratory Corp. of America Holdings 4.70%, 2/1/2045	202,000	176,559
Memorial Sloan-Kettering Cancer Center
5.00%, 7/1/2042	47,000	44,438
4.13%, 7/1/2052	110,000	86,750
Mount Sinai Hospital (The) Series 2019, 3.74%, 7/1/2049	100,000	69,271
PeaceHealth Obligated Group Series 2018, 4.79%, 11/15/2048	50,000	41,823
Providence St Joseph Health Obligated Group 5.40%, 10/1/2033	185,000	188,378
Providence St. Joseph Health Obligated Group Series A, 3.93%, 10/1/2048	99,000	74,800
Quest Diagnostics, Inc. 2.95%, 6/30/2030	37,000	34,822
UMass Memorial Health Care Obligated Group 5.36%, 7/1/2052	198,000	180,707
UnitedHealth Group, Inc.
1.15%, 5/15/2026	70,000	68,442
3.38%, 4/15/2027	20,000	19,780
4.60%, 4/15/2027	235,000	236,888
4.25%, 1/15/2029	80,000	80,225
4.50%, 4/15/2033	548,000	536,623
5.80%, 3/15/2036	147,000	154,557
6.50%, 6/15/2037	271,000	297,080
3.25%, 5/15/2051	2,023,000	1,321,504
3.13%, 5/15/2060	1,292,000	763,952
5.20%, 4/15/2063	25,000	21,933
		13,544,166
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.
4.90%, 12/15/2030	520,000	528,003
3.55%, 3/15/2052	10,000	6,753
Healthcare Realty Holdings LP 3.50%, 8/1/2026	59,000	58,482
Healthpeak OP LLC 6.75%, 2/1/2041	28,000	30,600
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	19

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care REITs — continued
National Health Investors, Inc. 3.00%, 2/1/2031	110,000	98,143
Sabra Health Care LP 3.20%, 12/1/2031	155,000	139,925
Ventas Realty LP
4.00%, 3/1/2028	168,000	167,068
5.70%, 9/30/2043	46,000	44,795
		1,073,769
Hotels, Restaurants & Leisure — 0.3%
Expedia Group, Inc.
3.25%, 2/15/2030	561,000	534,683
2.95%, 3/15/2031	329,000	303,829
Las Vegas Sands Corp.
5.90%, 6/1/2027	22,000	22,442
3.90%, 8/8/2029	11,000	10,612
Marriott International, Inc. Series GG, 3.50%, 10/15/2032	80,000	73,361
McDonald's Corp.
4.60%, 9/9/2032	40,000	40,364
4.70%, 12/9/2035	368,000	362,047
Sands China Ltd. (Macau) 2.85%, 3/8/2029 (f)	1,090,000	1,019,130
Starbucks Corp.
2.00%, 3/12/2027	62,000	60,059
2.55%, 11/15/2030	273,000	250,316
3.00%, 2/14/2032	823,000	751,508
		3,428,351
Household Durables — 0.0% ^
Leggett & Platt, Inc.
4.40%, 3/15/2029	79,000	77,696
3.50%, 11/15/2051	100,000	63,642
MDC Holdings, Inc. 3.97%, 8/6/2061	100,000	64,303
NVR, Inc. 3.00%, 5/15/2030	282,000	266,266
		471,907
Household Products — 0.1%
Church & Dwight Co., Inc. 5.60%, 11/15/2032	260,000	274,414
Clorox Co. (The) 4.40%, 5/1/2029	219,000	220,570
Kimberly-Clark Corp. 3.20%, 7/30/2046	90,000	64,249
Procter & Gamble Co. (The)
3.95%, 1/26/2028	617,000	620,590
4.35%, 1/29/2029	63,000	63,934
2.30%, 2/1/2032	235,000	212,124
		1,455,881
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Independent Power and Renewable Electricity Producers — 0.1%
Constellation Energy Generation LLC
5.80%, 3/1/2033	314,000	333,736
5.60%, 6/15/2042	57,000	56,361
Oglethorpe Power Corp. 5.38%, 11/1/2040	72,000	70,176
Southern Power Co. 5.25%, 7/15/2043	260,000	244,595
		704,868
Industrial Conglomerates — 0.1%
3M Co.
2.38%, 8/26/2029	141,000	131,942
4.00%, 9/14/2048	15,000	11,829
3.25%, 8/26/2049	30,000	20,331
Honeywell International, Inc.
1.95%, 6/1/2030	330,000	298,671
5.00%, 2/15/2033	526,000	536,016
		998,789
Industrial REITs — 0.0% ^
Prologis LP
4.38%, 2/1/2029	18,000	18,156
1.75%, 7/1/2030	291,000	258,977
5.00%, 3/15/2034	145,000	146,187
		423,320
Insurance — 0.6%
Alleghany Corp. 3.25%, 8/15/2051	10,000	6,707
Allstate Corp. (The)
3.28%, 12/15/2026	239,000	236,266
4.50%, 6/15/2043	55,000	47,629
American International Group, Inc. 3.88%, 1/15/2035	104,000	95,778
Aon Corp. 3.90%, 2/28/2052	15,000	10,987
Aon Global Ltd. 4.60%, 6/14/2044	385,000	333,453
Aon North America, Inc. 5.75%, 3/1/2054	57,000	55,535
Athene Holding Ltd.
3.50%, 1/15/2031	242,000	229,119
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.63%, 10/15/2054 (d)	175,000	175,662
Berkshire Hathaway Finance Corp. 2.50%, 1/15/2051	500,000	294,644
Brown & Brown, Inc. 4.50%, 3/15/2029	253,000	253,796
Chubb INA Holdings LLC 3.05%, 12/15/2061	358,000	215,860
CNA Financial Corp.
3.90%, 5/1/2029	25,000	24,652
5.50%, 6/15/2033	26,000	26,760
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
Everest Reinsurance Holdings, Inc.
4.87%, 6/1/2044	31,000	27,269
3.50%, 10/15/2050	15,000	10,201
3.13%, 10/15/2052	37,000	22,903
Lincoln National Corp. 3.05%, 1/15/2030	934,000	887,749
Marsh & McLennan Cos., Inc.
4.38%, 3/15/2029	101,000	101,985
2.25%, 11/15/2030	1,525,000	1,380,097
4.20%, 3/1/2048	40,000	32,586
MetLife, Inc.
6.38%, 6/15/2034	740,000	820,026
5.70%, 6/15/2035	697,000	737,884
10.75%, 8/1/2039	30,000	40,196
4.60%, 5/13/2046	298,000	263,139
Nationwide Financial Services, Inc. 6.75%, 5/15/2037	85,000	84,985
Progressive Corp. (The) 4.00%, 3/1/2029	44,000	43,980
Prudential Financial, Inc.
4.60%, 5/15/2044	31,000	27,385
3.91%, 12/7/2047	20,000	15,598
3.94%, 12/7/2049	740,000	563,443
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.50%, 3/15/2054 (d)	32,000	33,611
Reinsurance Group of America, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.65%, 9/15/2055 (d)	124,000	126,300
RenaissanceRe Holdings Ltd. (Bermuda) 3.60%, 4/15/2029	305,000	297,043
Travelers Cos., Inc. (The)
4.10%, 3/4/2049	185,000	147,694
3.05%, 6/8/2051	21,000	13,636
		7,684,558
Interactive Media & Services — 0.2%
Alphabet, Inc.
2.00%, 8/15/2026	10,000	9,812
0.80%, 8/15/2027	856,000	810,005
1.90%, 8/15/2040	345,000	230,749
2.25%, 8/15/2060	1,401,000	726,588
Meta Platforms, Inc.
4.80%, 5/15/2030	198,000	204,365
4.45%, 8/15/2052	307,000	255,822
Weibo Corp. (China) 3.38%, 7/8/2030	346,000	327,247
		2,564,588
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

IT Services — 0.1%
DXC Technology Co. 2.38%, 9/15/2028	134,000	125,719
International Business Machines Corp.
5.88%, 11/29/2032	1,359,000	1,462,501
2.85%, 5/15/2040	283,000	209,479
4.00%, 6/20/2042	47,000	38,882
		1,836,581
Leisure Products — 0.1%
Brunswick Corp.
2.40%, 8/18/2031	40,000	34,564
4.40%, 9/15/2032	534,000	502,071
Hasbro, Inc. 3.90%, 11/19/2029	40,000	38,958
Mattel, Inc. 5.45%, 11/1/2041	610,000	548,175
		1,123,768
Life Sciences Tools & Services — 0.1%
Danaher Corp. 2.60%, 10/1/2050	10,000	6,017
Thermo Fisher Scientific, Inc.
1.75%, 10/15/2028	1,626,000	1,519,521
5.40%, 8/10/2043	138,000	136,582
		1,662,120
Machinery — 0.2%
Caterpillar, Inc.
4.30%, 5/15/2044	60,000	51,950
4.75%, 5/15/2064	876,000	763,171
Cummins, Inc. 2.60%, 9/1/2050	674,000	397,581
Fortive Corp. 4.30%, 6/15/2046	17,000	13,902
Illinois Tool Works, Inc. 4.88%, 9/15/2041	233,000	219,264
Parker-Hannifin Corp. 4.25%, 9/15/2027	412,000	413,512
Snap-on, Inc. 3.10%, 5/1/2050	216,000	144,394
Westinghouse Air Brake Technologies Corp. 3.45%, 11/15/2026	300,000	297,110
		2,300,884
Media — 0.5%
Charter Communications Operating LLC
2.25%, 1/15/2029	31,000	28,830
2.80%, 4/1/2031	148,000	133,216
5.38%, 4/1/2038	255,000	238,527
6.48%, 10/23/2045	129,000	125,404
3.85%, 4/1/2061	321,000	195,734
3.95%, 6/30/2062	190,000	117,657
5.50%, 4/1/2063	414,000	339,288
Comcast Corp.
2.35%, 1/15/2027	220,000	215,128
3.30%, 2/1/2027	37,000	36,583
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	21

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
3.55%, 5/1/2028	323,000	319,042
2.65%, 2/1/2030	25,000	23,427
4.80%, 5/15/2033	541,000	541,653
3.25%, 11/1/2039	1,435,000	1,126,843
2.80%, 1/15/2051	350,000	206,688
2.45%, 8/15/2052	456,000	243,673
Fox Corp. 4.71%, 1/25/2029	885,000	895,072
Grupo Televisa SAB (Mexico) 6.63%, 1/15/2040	343,000	316,717
Paramount Global
4.20%, 5/19/2032	731,000	681,594
5.25%, 4/1/2044	776,000	635,405
Time Warner Cable LLC 4.50%, 9/15/2042	195,000	154,348
		6,574,829
Metals & Mining — 0.1%
ArcelorMittal SA (Luxembourg)
6.55%, 11/29/2027	86,000	89,673
4.25%, 7/16/2029	20,000	19,948
Freeport-McMoRan, Inc.
5.40%, 11/14/2034	272,000	277,349
5.45%, 3/15/2043	589,000	556,399
Newmont Corp. 2.60%, 7/15/2032	25,000	22,347
Nucor Corp. 4.40%, 5/1/2048	50,000	41,467
Rio Tinto Alcan, Inc. (Canada)
7.25%, 3/15/2031	191,000	220,455
6.13%, 12/15/2033	160,000	173,909
5.75%, 6/1/2035	100,000	106,284
Rio Tinto Finance USA plc (Australia)
5.00%, 3/9/2033	18,000	18,375
4.75%, 3/22/2042	274,000	250,317
Yamana Gold, Inc. (Canada) 2.63%, 8/15/2031	82,000	72,817
		1,849,340
Multi-Utilities — 0.6%
Ameren Corp. 1.75%, 3/15/2028	1,822,000	1,718,119
Avista Corp. 4.00%, 4/1/2052	27,000	20,291
Berkshire Hathaway Energy Co.
3.25%, 4/15/2028	561,000	551,000
1.65%, 5/15/2031	229,000	197,804
3.80%, 7/15/2048	781,000	586,931
2.85%, 5/15/2051	477,000	291,028
Black Hills Corp. 5.95%, 3/15/2028	496,000	515,426
CenterPoint Energy, Inc. 2.95%, 3/1/2030	30,000	28,183
CMS Energy Corp. 4.88%, 3/1/2044	18,000	15,892
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Multi-Utilities — continued
Consolidated Edison Co. of New York, Inc. 3.70%, 11/15/2059	1,689,000	1,168,175
Consumers Energy Co.
3.25%, 8/15/2046	30,000	21,635
3.10%, 8/15/2050	129,000	85,932
Dominion Energy, Inc. Series C, 4.05%, 9/15/2042	40,000	32,128
DTE Energy Co. 2.95%, 3/1/2030	85,000	79,992
NiSource, Inc.
5.40%, 6/30/2033	50,000	51,475
5.25%, 2/15/2043	224,000	210,283
PG&E Energy Recovery Funding LLC Series A-1, 1.46%, 7/15/2031	309,893	286,541
Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	15,000	13,092
Puget Sound Energy, Inc. 5.80%, 3/15/2040	56,000	57,636
San Diego Gas & Electric Co.
Series XXX, 3.00%, 3/15/2032	240,000	218,230
4.50%, 8/15/2040	45,000	40,791
3.70%, 3/15/2052	50,000	35,600
Sempra
5.50%, 8/1/2033	30,000	30,822
3.80%, 2/1/2038	701,000	590,776
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.13%, 4/1/2052 (d)	9,000	8,764
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.63%), 6.40%, 10/1/2054 (d)	78,000	77,123
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.14%), 6.55%, 4/1/2055 (d)	156,000	153,903
Southern Co. Gas Capital Corp.
5.15%, 9/15/2032	928,000	946,167
4.95%, 9/15/2034	130,000	129,344
		8,163,083
Office REITs — 0.2%
Boston Properties LP
2.90%, 3/15/2030	90,000	83,465
3.25%, 1/30/2031 (b)	863,000	802,068
2.55%, 4/1/2032	560,000	480,215
COPT Defense Properties LP 2.00%, 1/15/2029	266,000	245,685
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Office REITs — continued
Highwoods Realty LP 2.60%, 2/1/2031	69,000	60,584
Kilroy Realty LP 2.50%, 11/15/2032	450,000	368,885
		2,040,902
Oil, Gas & Consumable Fuels — 1.4%
APA Corp. 5.35%, 7/1/2049 (c)	19,000	15,076
BP Capital Markets America, Inc.
3.12%, 5/4/2026	100,000	99,236
2.72%, 1/12/2032	483,000	435,141
3.00%, 2/24/2050	539,000	343,370
BP Capital Markets plc 3.28%, 9/19/2027	30,000	29,566
Burlington Resources LLC 5.95%, 10/15/2036	170,000	181,171
Canadian Natural Resources Ltd. (Canada) 6.25%, 3/15/2038	202,000	211,640
Cenovus Energy, Inc. (Canada)
2.65%, 1/15/2032	228,000	200,183
5.25%, 6/15/2037	342,000	325,543
Cheniere Corpus Christi Holdings LLC 2.74%, 12/31/2039	50,000	41,112
Chevron USA, Inc. 1.02%, 8/12/2027	258,000	244,660
ConocoPhillips Co. 4.30%, 11/15/2044	152,000	127,849
Devon Energy Corp. 7.95%, 4/15/2032	30,000	34,689
Diamondback Energy, Inc.
3.13%, 3/24/2031	38,000	35,212
4.40%, 3/24/2051	215,000	166,656
6.25%, 3/15/2053	346,000	342,010
5.75%, 4/18/2054	89,000	82,391
Enbridge, Inc. (Canada)
3.70%, 7/15/2027	405,000	401,357
2.50%, 8/1/2033	988,000	830,054
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 7.20%, 6/27/2054 (d)	333,000	346,400
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.12%), 7.38%, 3/15/2055 (d)	404,000	424,768
Energy Transfer LP
4.95%, 6/15/2028	337,000	342,685
5.25%, 4/15/2029	1,000,000	1,027,981
5.75%, 2/15/2033	64,000	66,526
4.90%, 3/15/2035	219,000	210,574
5.35%, 5/15/2045	296,000	265,198
5.40%, 10/1/2047	26,000	23,149
6.25%, 4/15/2049	540,000	529,415
5.00%, 5/15/2050	358,000	297,473
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
5.95%, 5/15/2054	75,000	70,374
Enterprise Products Operating LLC
3.13%, 7/31/2029	629,000	605,877
4.95%, 2/15/2035	360,000	359,344
4.45%, 2/15/2043	735,000	634,038
5.10%, 2/15/2045	20,000	18,491
4.25%, 2/15/2048	32,000	25,836
4.80%, 2/1/2049	29,000	25,086
3.70%, 1/31/2051	10,000	7,165
3.30%, 2/15/2053	14,000	9,174
3.95%, 1/31/2060	90,000	64,769
EQT Corp. 7.00%, 2/1/2030 (f)	93,000	101,157
Expand Energy Corp. 5.70%, 1/15/2035	100,000	101,487
Exxon Mobil Corp.
3.29%, 3/19/2027	230,000	228,460
3.48%, 3/19/2030	100,000	97,817
4.11%, 3/1/2046	657,000	540,457
3.45%, 4/15/2051	129,000	91,039
Kinder Morgan, Inc.
1.75%, 11/15/2026	36,000	34,961
4.80%, 2/1/2033	1,936,000	1,914,349
5.55%, 6/1/2045	217,000	204,128
Marathon Petroleum Corp.
6.50%, 3/1/2041	190,000	199,531
4.75%, 9/15/2044	50,000	42,095
MPLX LP 5.20%, 3/1/2047	214,000	186,227
Occidental Petroleum Corp.
5.20%, 8/1/2029	26,000	26,363
6.45%, 9/15/2036	99,000	102,497
ONEOK Partners LP 6.65%, 10/1/2036	117,000	126,363
ONEOK, Inc.
4.55%, 7/15/2028	150,000	151,149
3.40%, 9/1/2029	552,000	530,459
6.63%, 9/1/2053	75,000	76,941
5.70%, 11/1/2054	28,000	25,522
Ovintiv, Inc.
5.65%, 5/15/2028	278,000	286,113
6.25%, 7/15/2033	28,000	29,134
Phillips 66
2.15%, 12/15/2030	269,000	239,513
4.88%, 11/15/2044	53,000	46,394
Phillips 66 Co.
3.75%, 3/1/2028	499,000	494,914
5.65%, 6/15/2054	30,000	27,929
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	23

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Sabine Pass Liquefaction LLC 4.20%, 3/15/2028	164,000	163,945
Shell Finance US, Inc. 2.38%, 11/7/2029	347,000	324,646
Targa Resources Partners LP 6.88%, 1/15/2029	939,000	957,328
TC PipeLines LP 3.90%, 5/25/2027	20,000	19,873
TotalEnergies Capital International SA (France) 3.39%, 6/29/2060	100,000	64,438
TotalEnergies Capital SA (France) 4.72%, 9/10/2034	107,000	106,926
TransCanada PipeLines Ltd. (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 7.00%, 6/1/2065 (d)	222,000	225,641
Transcontinental Gas Pipe Line Co. LLC 4.45%, 8/1/2042	172,000	146,117
Valero Energy Corp.
2.80%, 12/1/2031	295,000	266,105
4.00%, 6/1/2052	30,000	21,423
Williams Cos., Inc. (The)
3.75%, 6/15/2027	127,000	125,958
5.65%, 3/15/2033	75,000	78,137
		17,906,775
Paper & Forest Products — 0.0% ^
Suzano Austria GmbH (Brazil) 6.00%, 1/15/2029	364,000	374,945
Passenger Airlines — 0.0% ^
Delta Air Lines, Inc. 4.38%, 4/19/2028	107,000	107,025
Southwest Airlines Co. 5.13%, 6/15/2027	82,000	82,937
		189,962
Personal Care Products — 0.0% ^
Estee Lauder Cos., Inc. (The)
1.95%, 3/15/2031	120,000	105,765
4.65%, 5/15/2033	100,000	99,311
Kenvue, Inc. 4.90%, 3/22/2033	340,000	345,404
		550,480
Pharmaceuticals — 0.8%
Astrazeneca Finance LLC (United Kingdom) 1.75%, 5/28/2028	2,300,000	2,175,308
Bristol-Myers Squibb Co.
3.20%, 6/15/2026	35,000	34,736
3.40%, 7/26/2029	30,000	29,239
5.50%, 2/22/2044	250,000	247,610
4.50%, 3/1/2044	100,000	86,937
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pharmaceuticals — continued
4.25%, 10/26/2049	1,019,000	815,845
2.55%, 11/13/2050	476,000	275,980
5.55%, 2/22/2054	500,000	481,960
3.90%, 3/15/2062	41,000	28,975
Johnson & Johnson 3.40%, 1/15/2038	12,000	10,381
Merck & Co., Inc.
3.40%, 3/7/2029	668,000	655,136
3.60%, 9/15/2042	68,000	53,894
3.70%, 2/10/2045	263,000	205,910
2.90%, 12/10/2061	279,000	160,574
Pfizer Investment Enterprises Pte. Ltd. 4.75%, 5/19/2033	30,000	30,070
Pfizer, Inc.
3.00%, 12/15/2026	109,000	107,775
3.60%, 9/15/2028	425,000	422,577
3.45%, 3/15/2029	1,181,000	1,162,935
4.00%, 12/15/2036	308,000	283,164
2.55%, 5/28/2040	550,000	396,706
Pharmacia LLC 6.60%, 12/1/2028 (f)	350,000	376,517
Royalty Pharma plc 1.75%, 9/2/2027	397,000	377,760
Takeda Pharmaceutical Co. Ltd. (Japan) 2.05%, 3/31/2030	494,000	447,846
Viatris, Inc. 2.30%, 6/22/2027	506,000	485,836
Wyeth LLC 5.95%, 4/1/2037	582,000	620,206
Zoetis, Inc. 4.70%, 2/1/2043	15,000	13,551
		9,987,428
Professional Services — 0.0% ^
Concentrix Corp. 6.60%, 8/2/2028 (b)	75,000	79,339
Equifax, Inc. 2.35%, 9/15/2031	140,000	123,444
TR Finance LLC (Canada) 3.35%, 5/15/2026	295,000	292,147
Verisk Analytics, Inc. 5.25%, 3/15/2035	135,000	136,082
		631,012
Residential REITs — 0.2%
American Homes 4 Rent LP 4.90%, 2/15/2029	24,000	24,433
AvalonBay Communities, Inc.
2.95%, 5/11/2026	11,000	10,907
1.90%, 12/1/2028	990,000	926,155
2.30%, 3/1/2030	122,000	112,226
Sun Communities Operating LP
2.70%, 7/15/2031	398,000	359,832
4.20%, 4/15/2032	30,000	28,835
UDR, Inc. 3.10%, 11/1/2034	1,035,000	884,576
		2,346,964
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Retail REITs — 0.1%
Kimco Realty OP LLC 4.60%, 2/1/2033	289,000	284,694
NNN REIT, Inc. 4.80%, 10/15/2048	230,000	198,322
Phillips Edison Grocery Center Operating Partnership I LP 2.63%, 11/15/2031	190,000	168,109
Realty Income Corp.
4.00%, 7/15/2029	50,000	49,651
3.40%, 1/15/2030	37,000	35,736
3.25%, 1/15/2031	258,000	243,740
		980,252
Semiconductors & Semiconductor Equipment — 0.7%
Advanced Micro Devices, Inc. 3.92%, 6/1/2032	267,000	259,593
Analog Devices, Inc. 2.95%, 10/1/2051	58,000	37,214
Broadcom, Inc.
4.11%, 9/15/2028	130,000	129,923
2.60%, 2/15/2033 (c)	203,000	175,293
4.93%, 5/15/2037 (c)	1,026,000	997,266
Intel Corp.
2.45%, 11/15/2029	378,000	348,427
2.00%, 8/12/2031	819,000	709,348
4.60%, 3/25/2040	84,000	73,830
2.80%, 8/12/2041	933,000	625,639
4.25%, 12/15/2042	1,244,000	995,175
3.10%, 2/15/2060	681,000	376,110
KLA Corp. 5.25%, 7/15/2062	662,000	613,996
Micron Technology, Inc. 6.75%, 11/1/2029	1,049,000	1,138,156
NVIDIA Corp. 3.50%, 4/1/2040	237,000	200,374
NXP BV (Netherlands)
4.30%, 6/18/2029	16,000	15,976
2.65%, 2/15/2032	102,000	89,848
5.25%, 8/19/2035	162,000	161,017
3.25%, 5/11/2041	127,000	93,913
QUALCOMM, Inc.
1.65%, 5/20/2032	134,000	112,674
4.65%, 5/20/2035	48,000	47,746
Texas Instruments, Inc.
2.90%, 11/3/2027	532,000	521,292
4.10%, 8/16/2052	255,000	200,107
TSMC Arizona Corp. (Taiwan) 1.75%, 10/25/2026	540,000	525,757
		8,448,674
Software — 0.5%
Adobe, Inc. 2.15%, 2/1/2027	35,000	34,179
Microsoft Corp. 4.00%, 2/12/2055	767,000	614,083
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Software — continued
Oracle Corp.
3.60%, 4/1/2050	971,000	663,266
3.95%, 3/25/2051	1,829,000	1,317,801
5.50%, 9/27/2064	219,000	194,000
Roper Technologies, Inc. 1.40%, 9/15/2027	407,000	385,458
Salesforce, Inc. 1.95%, 7/15/2031	2,237,000	1,981,258
VMware LLC
1.80%, 8/15/2028	399,000	373,005
2.20%, 8/15/2031	103,000	90,344
Workday, Inc. 3.70%, 4/1/2029	265,000	260,926
		5,914,320
Specialized REITs — 0.2%
American Tower Corp.
1.45%, 9/15/2026	250,000	242,769
3.65%, 3/15/2027	30,000	29,768
3.55%, 7/15/2027	33,000	32,640
2.10%, 6/15/2030	790,000	710,315
Crown Castle, Inc.
3.80%, 2/15/2028	94,000	92,832
2.25%, 1/15/2031	324,000	286,924
3.25%, 1/15/2051	179,000	116,888
Equinix, Inc. 1.80%, 7/15/2027	266,000	254,799
Public Storage Operating Co. 5.10%, 8/1/2033	152,000	156,675
		1,923,610
Specialty Retail — 0.3%
AutoZone, Inc. 4.00%, 4/15/2030	334,000	329,378
Home Depot, Inc. (The)
2.13%, 9/15/2026	587,000	575,978
2.80%, 9/14/2027	1,026,000	1,003,876
1.50%, 9/15/2028	25,000	23,312
3.13%, 12/15/2049	142,000	95,385
3.50%, 9/15/2056	831,000	572,490
Lowe's Cos., Inc.
5.15%, 7/1/2033	676,000	692,832
5.00%, 4/15/2040	100,000	95,169
3.00%, 10/15/2050	80,000	49,528
O'Reilly Automotive, Inc. 3.90%, 6/1/2029	357,000	353,554
		3,791,502
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.
2.05%, 9/11/2026	26,000	25,513
1.20%, 2/8/2028	803,000	755,345
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	25

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Technology Hardware, Storage & Peripherals — continued
2.20%, 9/11/2029	406,000	380,169
4.30%, 5/10/2033	31,000	31,188
2.38%, 2/8/2041	340,000	238,104
4.38%, 5/13/2045	1,379,000	1,216,227
3.75%, 11/13/2047	20,000	15,781
4.85%, 5/10/2053 (b)	57,000	53,815
Dell International LLC 3.38%, 12/15/2041	496,000	369,759
Hewlett Packard Enterprise Co. 1.75%, 4/1/2026	27,000	26,590
Western Digital Corp. 3.10%, 2/1/2032	50,000	44,584
		3,157,075
Textiles, Apparel & Luxury Goods — 0.0% ^
NIKE, Inc. 2.38%, 11/1/2026	20,000	19,637
Tobacco — 0.2%
Altria Group, Inc. 5.38%, 1/31/2044	658,000	627,518
BAT Capital Corp. (United Kingdom)
6.42%, 8/2/2033	181,000	197,115
4.39%, 8/15/2037	1,391,000	1,253,843
7.08%, 8/2/2043	345,000	381,446
Philip Morris International, Inc.
3.38%, 8/15/2029	198,000	192,173
4.90%, 11/1/2034	23,000	22,908
3.88%, 8/21/2042	250,000	202,196
4.88%, 11/15/2043	111,000	101,305
		2,978,504
Trading Companies & Distributors — 0.1%
Air Lease Corp. 3.75%, 6/1/2026	213,000	211,742
GATX Corp. 4.90%, 3/15/2033	601,000	600,676
WW Grainger, Inc. 4.20%, 5/15/2047	154,000	126,495
		938,913
Water Utilities — 0.1%
American Water Capital Corp.
3.45%, 6/1/2029	509,000	497,153
2.80%, 5/1/2030	104,000	97,647
4.45%, 6/1/2032	113,000	112,413
4.30%, 12/1/2042	162,000	138,359
4.00%, 12/1/2046	135,000	107,993
3.75%, 9/1/2047	49,000	37,069
4.15%, 6/1/2049	50,000	39,536
3.45%, 5/1/2050	111,000	77,970
Essential Utilities, Inc. 5.38%, 1/15/2034	40,000	40,727
		1,148,867
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Wireless Telecommunication Services — 0.3%
America Movil SAB de CV (Mexico) 3.63%, 4/22/2029	302,000	294,641
T-Mobile USA, Inc.
1.50%, 2/15/2026	25,000	24,661
2.40%, 3/15/2029	356,000	334,538
4.38%, 4/15/2040	1,605,000	1,423,892
3.00%, 2/15/2041	2,232,000	1,630,390
		3,708,122
Total Corporate Bonds (Cost $303,579,184)		303,425,163
Commercial Mortgage-Backed Securities — 1.7%
BANK
Series 2017-BNK4, Class ASB, 3.42%, 5/15/2050	7,742	7,681
Series 2019-BN16, Class A4, 4.01%, 2/15/2052	60,000	59,290
Series 2019-BN21, Class A5, 2.85%, 10/17/2052	60,000	56,345
Series 2019-BN23, Class A3, 2.92%, 12/15/2052	142,000	133,972
Series 2018-BN10, Class A5, 3.69%, 2/15/2061	20,000	19,774
Series 2019-BN19, Class A3, 3.18%, 8/15/2061	100,000	94,029
Series 2018-BN13, Class C, 4.69%, 8/15/2061 (g)	500,000	444,083
Series 2019-BN22, Class A4, 2.98%, 11/15/2062	260,000	245,139
Series 2020-BN26, Class A4, 2.40%, 3/15/2063	500,000	457,400
Series 2021-BN36, Class A5, 2.47%, 9/15/2064	500,000	445,760
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3, Class A4, 3.57%, 2/15/2050	20,000	19,782
BBCMS Mortgage Trust Series 2018-C2, Class A5, 4.31%, 12/15/2051	40,000	40,061
Benchmark Mortgage Trust
Series 2018-B1, Class A5, 3.67%, 1/15/2051 (g)	50,000	49,221
Series 2018-B2, Class B, 4.43%, 2/15/2051 (g)	20,000	18,438
Series 2018-B5, Class A4, 4.21%, 7/15/2051	110,000	109,302
Series 2018-B6, Class A2, 4.20%, 10/10/2051	28,405	28,043
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2018-B8, Class A5, 4.23%, 1/15/2052	40,000	39,553
Series 2019-B11, Class A2, 3.41%, 5/15/2052	2,053	2,033
Series 2021-B31, Class A5, 2.67%, 12/15/2054	600,000	534,049
Cantor Commercial Real Estate Lending Series 2019-CF2, Class AS, 3.12%, 11/15/2052	75,000	68,877
CD Mortgage Trust
Series 2017-CD6, Class ASB, 3.33%, 11/13/2050	8,362	8,274
Series 2017-CD6, Class AM, 3.71%, 11/13/2050 (g)	30,000	29,343
Series 2018-CD7, Class A3, 4.01%, 8/15/2051	386,878	383,120
CFCRE Commercial Mortgage Trust
Series 2017-C8, Class A4, 3.57%, 6/15/2050	30,000	29,457
Series 2016-C7, Class ASB, 3.64%, 12/10/2054	4,552	4,524
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class C, 4.11%, 4/10/2048 (g)	40,000	36,277
Series 2016-C1, Class AAB, 3.00%, 5/10/2049	4,116	4,105
Commercial Mortgage Trust Series 2014-UBS5, Class AM, 4.19%, 9/10/2047 (g)	17,844	17,540
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4, 3.72%, 8/15/2048	778	772
Series 2016-C5, Class A5, 3.76%, 11/15/2048	11,946	11,902
DBGS Mortgage Trust Series 2018-C1, Class A4, 4.47%, 10/15/2051	20,000	19,956
DBJPM Mortgage Trust Series 2017-C6, Class A5, 3.33%, 6/10/2050	20,000	19,640
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K051, Class A2, 3.31%, 9/25/2025	11,098	11,098
Series K735, Class A2, 2.86%, 5/25/2026	47,669	47,225
Series K057, Class A2, 2.57%, 7/25/2026	58,001	57,228
Series K063, Class A1, 3.05%, 8/25/2026	9,353	9,277
Series K059, Class A2, 3.12%, 9/25/2026 (g)	1,000,000	989,143
Series K064, Class A2, 3.22%, 3/25/2027	1,000,000	987,674
Series K072, Class A2, 3.44%, 12/25/2027	400,000	395,561
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series K084, Class A2, 3.78%, 10/25/2028 (g)	500,000	497,767
Series K087, Class A2, 3.77%, 12/25/2028	1,000,000	995,184
Series K091, Class A2, 3.51%, 3/25/2029	1,000,000	985,677
Series K097, Class A2, 2.51%, 7/25/2029	2,000,000	1,896,374
Series K096, Class A2, 2.52%, 7/25/2029	295,000	280,133
Series K100, Class A2, 2.67%, 9/25/2029	400,000	380,554
Series K102, Class A2, 2.54%, 10/25/2029	400,000	378,345
Series K113, Class A2, 1.34%, 6/25/2030	700,000	620,516
Series K158, Class A1, 3.90%, 7/25/2030	953,501	952,111
Series K117, Class A2, 1.41%, 8/25/2030	1,265,000	1,116,973
Series K123, Class A2, 1.62%, 12/25/2030	500,000	442,443
Series K125, Class A2, 1.85%, 1/25/2031	10,000	8,924
Series K127, Class A2, 2.11%, 1/25/2031	600,000	542,531
Series K-1512, Class A2, 2.99%, 5/25/2031	75,000	70,746
Series K155, Class A3, 3.75%, 4/25/2033	545,000	523,270
Series K157, Class A2, 3.99%, 5/25/2033 (g)	250,000	248,883
Series K156, Class A3, 3.70%, 6/25/2033 (g)	91,000	86,988
Series K-1512, Class A3, 3.06%, 4/25/2034	150,000	134,391
FNMA ACES
Series 2017-M7, Class A2, 2.96%, 2/25/2027 (g)	253,778	249,706
Series 2017-M14, Class A2, 2.90%, 11/25/2027 (g)	7,288	7,116
Series 2018-M10, Class A2, 3.47%, 7/25/2028 (g)	38,742	38,209
Series 2018-M14, Class A2, 3.70%, 8/25/2028 (g)	410,105	406,317
Series 2019-M1, Class A2, 3.66%, 9/25/2028 (g)	70,097	69,393
Series 2019-M22, Class A2, 2.52%, 8/25/2029	569,746	540,938
Series 2021-M2S, Class A2, 1.87%, 10/25/2031 (g)	700,000	612,862
GS Mortgage Securities Trust
Series 2014-GC24, Class AS, 4.16%, 9/10/2047 (g)	170,000	164,392
Series 2018-GS9, Class A4, 3.99%, 3/10/2051 (g)	200,000	198,642
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	27

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class C, 4.07%, 7/15/2045 (g)	9,550	9,184
Series 2015-C29, Class B, 4.12%, 5/15/2048 (g)	17,575	17,440
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, Class A5, 3.72%, 3/15/2050	600,000	594,324
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class B, 3.99%, 6/15/2049 (g)	20,000	17,873
Series 2017-C5, Class B, 4.01%, 3/15/2050 (g)	20,000	16,412
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class AS, 3.56%, 4/15/2048	40,000	39,528
Series 2016-C31, Class A5, 3.10%, 11/15/2049	450,000	441,190
Series 2016-C32, Class A4, 3.72%, 12/15/2049	295,000	291,466
Morgan Stanley Capital I Trust
Series 2016-UB12, Class A3, 3.34%, 12/15/2049	498,320	488,580
Series 2017-H1, Class C, 4.28%, 6/15/2050 (g)	25,000	23,421
Series 2019-L2, Class A4, 4.07%, 3/15/2052	50,000	49,403
Series 2019-L3, Class A4, 3.13%, 11/15/2052	100,000	95,244
UBS Commercial Mortgage Trust
Series 2017-C2, Class A4, 3.49%, 8/15/2050	700,000	690,121
Series 2017-C4, Class ASB, 3.37%, 10/15/2050	14,953	14,806
Series 2017-C5, Class AS, 3.78%, 11/15/2050 (g)	70,000	67,592
Series 2017-C7, Class AS, 4.06%, 12/15/2050 (g)	50,000	49,012
Wells Fargo Commercial Mortgage Trust
Series 2017-C38, Class A5, 3.45%, 7/15/2050	500,000	492,122
Series 2018-C45, Class A3, 3.92%, 6/15/2051	35,928	35,523
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2019-C53, Class A4, 3.04%, 10/15/2052	125,000	118,736
Series 2020-C55, Class A5, 2.73%, 2/15/2053	10,000	9,320
Total Commercial Mortgage-Backed Securities (Cost $22,557,917)		21,945,630
Foreign Government Securities — 1.6%
Canada Government Bond
3.75%, 4/26/2028	45,000	45,156
4.63%, 4/30/2029	200,000	206,559
Export Development Canada
4.38%, 6/29/2026	150,000	150,458
3.88%, 2/14/2028	515,000	517,766
Italian Republic Government Bond
2.88%, 10/17/2029	452,000	430,184
3.88%, 5/6/2051	80,000	55,142
Japan Bank for International Cooperation
2.75%, 1/21/2026	1,000	994
2.25%, 11/4/2026	760,000	745,016
2.75%, 11/16/2027	60,000	58,642
1.88%, 4/15/2031	65,000	58,098
Japan International Cooperation Agency
2.75%, 4/27/2027	65,000	63,718
3.38%, 6/12/2028	876,000	864,317
Oriental Republic of Uruguay 5.25%, 9/10/2060	750,000	681,656
Province of Alberta
3.30%, 3/15/2028	956,000	945,617
4.50%, 6/26/2029	70,000	71,727
Province of British Columbia
0.90%, 7/20/2026	610,000	593,681
4.20%, 7/6/2033	659,000	653,175
4.75%, 6/12/2034	324,000	330,286
Province of Ontario
3.10%, 5/19/2027 (b)	456,000	450,648
1.05%, 5/21/2027	47,000	44,852
3.70%, 9/17/2029	400,000	398,724
2.00%, 10/2/2029	367,000	342,395
1.13%, 10/7/2030	30,000	26,213
Province of Quebec 2.75%, 4/12/2027	262,000	257,489
Republic of Chile
2.45%, 1/31/2031	798,000	721,369
4.95%, 1/5/2036	250,000	247,775
3.25%, 9/21/2071	603,000	362,515
Republic of Indonesia
4.55%, 1/11/2028	900,000	908,118
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
5.65%, 1/11/2053	55,000	54,655
Republic of Panama
3.16%, 1/23/2030	200,000	183,831
6.40%, 2/14/2035	200,000	201,161
8.00%, 3/1/2038	355,000	392,496
4.50%, 4/16/2050	237,000	167,997
4.30%, 4/29/2053	690,000	473,432
Republic of Peru
2.78%, 12/1/2060	510,000	272,148
3.23%, 7/28/2121	474,000	253,009
Republic of Philippines
5.17%, 10/13/2027	90,000	91,752
9.50%, 2/2/2030	180,000	217,150
5.00%, 7/17/2033	493,000	502,850
4.75%, 3/5/2035	685,000	681,730
2.95%, 5/5/2045	200,000	139,523
2.65%, 12/10/2045	500,000	328,647
Republic of Poland 5.75%, 11/16/2032	18,000	19,086
State of Israel Government Bond
5.38%, 3/12/2029	975,000	997,830
3.38%, 1/15/2050	313,000	204,349
Svensk Exportkredit AB
2.25%, 3/22/2027	214,000	208,774
4.13%, 6/14/2028	809,000	817,616
4.88%, 10/4/2030	362,000	378,852
United Mexican States
5.00%, 5/7/2029	484,000	489,786
3.25%, 4/16/2030	723,000	676,197
2.66%, 5/24/2031	598,000	526,638
3.50%, 2/12/2034	200,000	170,619
6.75%, 9/27/2034	71,000	76,150
6.35%, 2/9/2035	500,000	517,005
6.05%, 1/11/2040	62,000	59,934
4.28%, 8/14/2041	552,000	431,347
4.75%, 3/8/2044	10,000	7,975
4.60%, 1/23/2046	400,000	307,164
6.34%, 5/4/2053	60,000	55,494
Total Foreign Government Securities (Cost $19,840,693)		20,137,487
Supranational — 1.1%
African Export-Import Bank (The) (Supranational)
4.00%, 3/18/2030	105,000	106,189
4.50%, 6/12/2035	237,000	241,029
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Asian Development Bank (Supranational)
2.00%, 4/24/2026	13,000	12,834
4.38%, 1/14/2028	50,000	50,840
1.25%, 6/9/2028	528,000	495,200
3.13%, 4/27/2032	164,000	156,010
4.00%, 1/12/2033	50,000	49,936
Asian Infrastructure Investment Bank (The) (Supranational)
4.00%, 1/18/2028	28,000	28,232
4.50%, 5/21/2035	876,000	894,667
Corp. Andina de Fomento (Supranational) 6.00%, 4/26/2027	1,432,000	1,475,629
Council of Europe Development Bank (Supranational) 0.88%, 9/22/2026	445,000	431,372
European Bank for Reconstruction & Development (Supranational) 4.25%, 3/13/2034	104,000	104,363
European Investment Bank (Supranational)
2.13%, 4/13/2026	11,000	10,875
2.38%, 5/24/2027	500,000	488,905
3.88%, 3/15/2028	35,000	35,223
3.75%, 11/15/2029	542,000	543,583
3.63%, 7/15/2030	535,000	532,788
0.75%, 9/23/2030	75,000	64,788
3.75%, 2/14/2033	631,000	621,692
Inter-American Development Bank (Supranational)
4.38%, 2/1/2027	665,000	670,194
4.00%, 1/12/2028	312,000	314,477
4.50%, 9/13/2033	200,000	205,657
Inter-American Investment Corp. (Supranational) 4.13%, 2/15/2028	1,739,000	1,754,693
International Bank for Reconstruction & Development (Supranational)
1.38%, 4/20/2028	267,000	251,988
1.13%, 9/13/2028	2,190,000	2,033,288
1.75%, 10/23/2029	341,000	315,768
3.88%, 2/14/2030	971,000	977,562
0.88%, 5/14/2030	189,000	166,020
1.25%, 2/10/2031	355,000	310,760
1.63%, 11/3/2031	776,000	680,653
3.88%, 8/28/2034	12,000	11,710
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	29

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Supranational — continued
International Finance Corp. (Supranational) 2.13%, 4/7/2026	5,000	4,944
Total Supranational (Cost $13,858,882)		14,041,869
U.S. Government Agency Securities — 0.8%
FFCB Funding Corp.
0.75%, 12/16/2026	100,000	96,038
0.69%, 2/2/2027	245,000	234,123
1.30%, 3/30/2027	820,000	787,285
0.79%, 6/21/2027	110,000	104,087
0.84%, 2/2/2028	50,000	46,497
1.12%, 9/1/2028	35,000	32,237
1.23%, 9/10/2029	35,000	31,602
1.68%, 4/29/2030	55,000	49,575
1.23%, 7/29/2030	194,000	170,130
1.15%, 8/12/2030	93,000	80,965
1.24%, 9/3/2030	129,000	112,779
1.32%, 9/9/2030	373,000	327,677
1.24%, 12/23/2030	120,000	103,882
1.38%, 1/14/2031	135,000	117,416
1.30%, 2/3/2031	125,000	108,410
2.23%, 3/12/2035	12,000	9,691
1.69%, 8/20/2035	11,000	8,341
FHLB
0.92%, 2/26/2027	150,000	143,509
4.75%, 4/9/2027	2,630,000	2,671,694
3.25%, 6/9/2028	40,000	39,631
FHLMC
0.90%, 10/13/2027	65,000	61,060
4.20%, 12/14/2029 (h)	1,494,000	1,270,947
6.75%, 3/15/2031	80,000	91,713
FNMA
1.88%, 9/24/2026	177,000	173,304
6.25%, 5/15/2029	1,029,000	1,120,795
Israel Government AID Bond (Israel) 5.50%, 9/18/2033	436,000	470,200
Tennessee Valley Authority
4.70%, 7/15/2033	1,315,000	1,353,049
5.25%, 2/1/2055	47,000	45,388
5.38%, 4/1/2056	10,000	9,863
Total U.S. Government Agency Securities (Cost $9,893,452)		9,871,888
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 0.5% (i)
Arizona — 0.1%
City of Tucson, Taxable Series 2021A, COP, A.G., 2.86%, 7/1/2047	865,000	618,794
California — 0.2%
Bay Area Toll Authority, Toll Bridge Series 2010S-1, Rev., 6.92%, 4/1/2040	20,000	22,445
California State University, Systemwide Series 2021B, Rev., 2.72%, 11/1/2052	1,070,000	690,107
East Bay Municipal Utility District, Water System Series 2010B, Rev., 5.87%, 6/1/2040	155,000	164,074
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2021B, Rev., 3.29%, 6/1/2042	455,000	349,283
Regents of the University of California, Medical Center Pooled Series 2010H, Rev., 6.55%, 5/15/2048	40,000	42,762
State of California, Various Purpose
GO, 7.50%, 4/1/2034	135,000	156,821
GO, 7.55%, 4/1/2039	1,400,000	1,682,522
Total California		3,108,014
Connecticut — 0.0% ^
State of Connecticut Series A, GO, 5.85%, 3/15/2032	75,000	81,152
Florida — 0.0% ^
State Board of Administration Finance Corp. Series 2020A, Rev., 2.15%, 7/1/2030	147,000	134,043
Georgia — 0.0% ^
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4 Project Series 2010A, Rev., 7.06%, 4/1/2057	48,000	53,268
Illinois — 0.0% ^
Chicago O'Hare International Airport, General Airport, Senior Lien Series 2018C, Rev., 4.47%, 1/1/2049	25,000	21,359
Metropolitan Water Reclamation District of Greater Chicago, GO, 5.72%, 12/1/2038	55,000	56,849
Sales Tax Securitization Corp. Series 2019A, Rev., 4.64%, 1/1/2040	55,000	53,530
State of Illinois, GO, 5.10%, 6/1/2033	357,745	361,700
Total Illinois		493,438
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Jersey — 0.0% ^
New Jersey Economic Development Authority, Pension Funding Series 1997A, Rev., NATL - RE, 7.43%, 2/15/2029	35,000	36,868
New Jersey Turnpike Authority Series 2009F, Rev., 7.41%, 1/1/2040	250,000	299,392
Total New Jersey		336,260
New York — 0.0% ^
Port Authority of New York and New Jersey, Consolidated Series 192, Rev., 4.81%, 10/15/2065	120,000	106,451
Ohio — 0.0% ^
American Municipal Power, Inc., Combined Hydroelectric Projects Series 2010A, Rev., 7.83%, 2/15/2041	25,000	29,827
Texas — 0.1%
Grand Parkway Transportation Corp., System Toll Series 2020B, Rev., 3.24%, 10/1/2052	100,000	66,089
Permanent University Fund - Texas A&M University System Series 2017B, Rev., 3.66%, 7/1/2047	325,000	261,492
State of Texas, Transportation Commission Highway Improvement Series 2010A, GO, 4.68%, 4/1/2040	45,000	43,693
State of Texas, Transportation Commission Mobility Fund Series 2009A, GO, 5.52%, 4/1/2039	120,000	124,702
Texas Private Activity Bond Surface Transportation Corp., North Tarrant Express Managed Lanes Project, Mobility Partners LLC Series 2019B, Rev., 3.92%, 12/31/2049	300,000	236,076
Total Texas		732,052
Virginia — 0.1%
University of Virginia Series 2020, Rev., 2.26%, 9/1/2050	1,120,000	636,999
Total Municipal Bonds (Cost $7,551,545)		6,330,298
Asset-Backed Securities — 0.2%
Capital One Multi-Asset Execution Trust Series 2019-A3, Class A3, 2.06%, 8/15/2028	400,000	392,568
CarMax Auto Owner Trust Series 2022-1, Class A4, 1.70%, 8/16/2027	365,000	360,479
Citibank Credit Card Issuance Trust Series 2018-A7, Class A7, 3.96%, 10/13/2030	100,000	100,052
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Federal Express Corp. Pass-Through Trust Series 2020-1, Class AA, 1.88%, 2/20/2034	7,327	6,359
Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class A, 1.06%, 9/15/2027	600,000	599,235
Series 2018-4, Class A, 4.06%, 11/15/2030	600,000	599,880
Toyota Auto Receivables Owner Trust Series 2022-B, Class A3, 2.93%, 9/15/2026	42,213	42,158
United Airlines Pass-Through Trust Series 2018-1, Class AA, 3.50%, 3/1/2030	110,887	105,822
Total Asset-Backed Securities (Cost $2,173,387)		2,206,553
	SHARES
Short-Term Investments — 2.9%
Investment Companies — 2.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.23% (j) (k) (Cost $35,598,582)	35,598,582	35,598,582
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.34% (j) (k) (Cost $1,696,782)	1,696,782	1,696,782
Total Short-Term Investments (Cost $37,295,364)		37,295,364
Total Investments — 102.0% (Cost $1,330,417,471)		1,299,415,983
Liabilities in Excess of Other Assets — (2.0)%		(25,810,946)
NET ASSETS — 100.0%		1,273,605,037

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
COP	Certificate of Participation
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
NATL	Insured by National Public Finance Guarantee Corp.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	31

JPMorgan BetaBuilders U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
RE	Reinsured
REIT	Real Estate Investment Trust
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

^	Amount rounds to less than 0.1% of net assets.
(a)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(b)	The security or a portion of this security is on loan at August 31, 2025. The total value of securities on loan at August 31, 2025 is $1,648,009.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2025.
(e)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
August 31, 2025 is $889,346 or 0.07% of the
Fund’s net assets as of August 31, 2025.

(f)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2025.

(g)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2025.

(h)	The rate shown is the effective yield as of August 31, 2025.
(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(k)	The rate shown is the current yield as of August 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Exchange-Traded Funds	August 31, 2025

JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 99.2%
U.S. Treasury Notes
4.63%, 9/15/2026	206,000	207,622
0.88%, 9/30/2026	418,000	405,019
1.63%, 9/30/2026	153,000	149,456
3.50%, 9/30/2026	495,000	493,163
4.63%, 10/15/2026	339,000	341,940
1.13%, 10/31/2026	362,000	350,970
1.63%, 10/31/2026	187,000	182,383
4.13%, 10/31/2026	445,000	446,425
2.00%, 11/15/2026	293,000	286,831
4.63%, 11/15/2026	300,000	302,824
1.25%, 11/30/2026	346,000	335,404
1.63%, 11/30/2026	118,000	114,930
4.25%, 11/30/2026	494,000	496,624
4.38%, 12/15/2026	254,000	255,865
1.25%, 12/31/2026	419,000	405,432
1.75%, 12/31/2026	177,000	172,423
4.25%, 12/31/2026	433,000	435,588
4.00%, 1/15/2027	383,000	384,182
1.50%, 1/31/2027	549,000	532,123
4.13%, 1/31/2027	499,000	501,476
2.25%, 2/15/2027	275,000	269,296
4.13%, 2/15/2027	341,000	342,798
1.13%, 2/28/2027	125,000	120,342
1.88%, 2/28/2027	332,000	323,142
4.13%, 2/28/2027	499,000	501,846
4.25%, 3/15/2027	351,000	353,756
0.63%, 3/31/2027	183,000	174,472
2.50%, 3/31/2027	378,000	371,090
3.88%, 3/31/2027	373,000	373,962
4.50%, 4/15/2027	369,000	373,598
0.50%, 4/30/2027	187,000	177,519
2.75%, 4/30/2027	360,000	354,628
3.75%, 4/30/2027	373,000	373,393
2.38%, 5/15/2027	394,000	385,627
4.50%, 5/15/2027	419,000	424,581
0.50%, 5/31/2027	183,000	173,314
2.63%, 5/31/2027	233,000	228,886
3.88%, 5/31/2027	373,000	374,253
4.63%, 6/15/2027	369,000	375,039
0.50%, 6/30/2027	278,000	262,667
3.25%, 6/30/2027	348,000	345,567
3.75%, 6/30/2027	372,000	372,639
4.38%, 7/15/2027	363,000	367,679
0.38%, 7/31/2027	265,000	249,204
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

2.75%, 7/31/2027	339,000	333,399
3.88%, 7/31/2027	378,000	379,565
2.25%, 8/15/2027	268,000	261,028
3.75%, 8/15/2027	369,000	369,735
0.50%, 8/31/2027	223,000	209,707
3.13%, 8/31/2027	333,000	329,813
3.63%, 8/31/2027	372,000	372,073
3.38%, 9/15/2027	368,000	366,275
0.38%, 9/30/2027	357,000	334,046
4.13%, 9/30/2027	326,000	329,285
3.88%, 10/15/2027	422,000	424,126
0.50%, 10/31/2027	289,000	270,441
4.13%, 10/31/2027	320,000	323,337
2.25%, 11/15/2027	275,000	267,126
4.13%, 11/15/2027	369,000	372,921
0.63%, 11/30/2027	309,000	289,386
3.88%, 11/30/2027	318,000	319,776
4.00%, 12/15/2027	369,000	372,229
0.63%, 12/31/2027	319,000	297,941
3.88%, 12/31/2027	320,000	321,925
4.25%, 1/15/2028	369,000	374,348
0.75%, 1/31/2028	445,000	415,936
3.50%, 1/31/2028	320,000	319,262
2.75%, 2/15/2028	381,000	373,514
4.25%, 2/15/2028	369,000	374,578
1.13%, 2/29/2028	450,000	423,756
4.00%, 2/29/2028	320,000	323,075
3.88%, 3/15/2028	337,000	339,396
1.25%, 3/31/2028	402,000	379,011
3.63%, 3/31/2028	264,000	264,227
3.75%, 4/15/2028	319,000	320,221
1.25%, 4/30/2028	451,000	424,486
3.50%, 4/30/2028	287,000	286,294
2.88%, 5/15/2028	343,000	336,689
3.75%, 5/15/2028	313,000	314,272
1.25%, 5/31/2028	405,000	380,399
3.63%, 5/31/2028	263,000	263,216
3.88%, 6/15/2028	311,000	313,405
1.25%, 6/30/2028	449,000	421,025
4.00%, 6/30/2028	238,000	240,659
3.88%, 7/15/2028	306,000	308,367
1.00%, 7/31/2028	470,000	436,641
4.13%, 7/31/2028	250,000	253,672
2.88%, 8/15/2028	451,000	442,033
3.63%, 8/15/2028	301,000	301,400
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	33

JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
1.13%, 8/31/2028	470,000	437,320
4.38%, 8/31/2028	223,000	227,930
Total U.S. Treasury Obligations (Cost $30,123,711)		30,309,244
	SHARES
Short-Term Investments — 0.2%
Investment Companies — 0.2%
JPMorgan Prime Money Market Fund Class IM Shares, 4.36% (a) (b) (Cost $69,042)	69,027	69,048
Total Investments — 99.4% (Cost $30,192,753)		30,378,292
Other Assets in Excess of Liabilities — 0.6%		168,361
NET ASSETS — 100.0%		30,546,653

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Exchange-Traded Funds	August 31, 2025

JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 99.2%
U.S. Treasury Bonds
3.00%, 11/15/2045	42,000	31,670
2.50%, 2/15/2046	110,000	75,432
2.50%, 5/15/2046	123,000	84,092
2.25%, 8/15/2046	167,000	108,198
2.88%, 11/15/2046	74,000	53,881
3.00%, 2/15/2047	122,000	90,623
3.00%, 5/15/2047	100,000	74,051
2.75%, 8/15/2047	147,000	103,537
2.75%, 11/15/2047	164,000	115,165
3.00%, 2/15/2048	186,000	136,441
3.13%, 5/15/2048	182,000	136,279
3.00%, 8/15/2048	217,000	158,359
3.38%, 11/15/2048	221,000	172,458
3.00%, 2/15/2049	234,000	169,970
2.88%, 5/15/2049	212,000	149,915
2.25%, 8/15/2049	202,000	124,656
2.38%, 11/15/2049	203,000	128,477
2.00%, 2/15/2050	255,000	147,203
1.25%, 5/15/2050	286,000	134,766
1.38%, 8/15/2050	336,000	162,330
1.63%, 11/15/2050	306,000	157,877
1.88%, 2/15/2051	350,000	192,541
2.38%, 5/15/2051	348,000	216,236
2.00%, 8/15/2051	363,000	204,868
1.88%, 11/15/2051	339,000	184,490
2.25%, 2/15/2052	297,000	177,539
2.88%, 5/15/2052	280,000	193,080
3.00%, 8/15/2052	268,000	189,526
4.00%, 11/15/2052	271,000	232,573
3.63%, 2/15/2053	265,000	212,114
3.63%, 5/15/2053	280,000	223,880
4.13%, 8/15/2053	300,000	262,746
4.75%, 11/15/2053	322,000	313,019
4.25%, 2/15/2054	337,000	301,510
4.63%, 5/15/2054	326,000	310,579
4.25%, 8/15/2054	337,000	301,510
4.50%, 11/15/2054	330,000	308,047
4.63%, 2/15/2055	337,000	321,203
4.75%, 5/15/2055	326,000	317,137
4.75%, 8/15/2055	135,000	131,372
Total U.S. Treasury Obligations (Cost $7,169,548)		7,109,350
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 1.1%
Investment Companies — 1.1%
JPMorgan Prime Money Market Fund Class IM Shares, 4.36% (a) (b) (Cost $76,387)	76,365	76,388
Total Investments — 100.3% (Cost $7,245,935)		7,185,738
Liabilities in Excess of Other Assets — (0.3)%		(19,548)
NET ASSETS — 100.0%		7,166,190

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	35

JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 99.1%
U.S. Treasury Notes
1.25%, 9/30/2028	145,000	135,167
4.63%, 9/30/2028	342,000	352,220
1.38%, 10/31/2028	366,000	341,910
4.88%, 10/31/2028	252,000	261,519
3.13%, 11/15/2028	363,000	357,824
1.50%, 11/30/2028	392,000	367,025
4.38%, 11/30/2028	73,000	74,717
1.38%, 12/31/2028	389,000	362,135
3.75%, 12/31/2028	352,000	353,581
1.75%, 1/31/2029	56,000	52,690
4.00%, 1/31/2029	283,000	286,549
2.63%, 2/15/2029	159,000	153,969
1.88%, 2/28/2029	74,000	69,820
4.25%, 2/28/2029	74,000	75,546
2.38%, 3/31/2029	128,000	122,725
4.13%, 3/31/2029	85,000	86,444
2.88%, 4/30/2029	222,000	216,381
4.63%, 4/30/2029	275,000	284,389
2.38%, 5/15/2029	157,000	150,291
2.75%, 5/31/2029	204,000	197,816
4.50%, 5/31/2029	422,000	434,759
3.25%, 6/30/2029	94,000	92,733
4.25%, 6/30/2029	424,000	433,292
4.00%, 7/31/2029	415,000	420,479
1.63%, 8/15/2029	207,000	192,162
3.13%, 8/31/2029	198,000	194,287
3.63%, 8/31/2029	389,000	388,818
3.50%, 9/30/2029	427,000	424,715
3.88%, 9/30/2029	166,000	167,472
4.00%, 10/31/2029	37,000	37,500
4.13%, 10/31/2029	96,000	97,736
1.75%, 11/15/2029	210,000	194,898
4.13%, 11/30/2029	93,000	94,704
3.88%, 12/31/2029	12,000	12,104
4.38%, 12/31/2029	99,000	101,804
4.25%, 1/31/2030	93,000	95,191
1.50%, 2/15/2030	204,000	186,118
4.00%, 2/28/2030	264,000	267,702
3.63%, 3/31/2030	222,000	221,514
4.00%, 3/31/2030	98,000	99,344
3.50%, 4/30/2030	164,000	162,738
3.88%, 4/30/2030	94,000	94,797
0.63%, 5/15/2030	480,000	417,131
3.75%, 5/31/2030	281,000	281,746
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

4.00%, 5/31/2030	94,000	95,303
3.75%, 6/30/2030	73,000	73,197
3.88%, 6/30/2030	93,000	93,763
3.88%, 7/31/2030	217,000	218,746
4.00%, 7/31/2030	296,000	299,897
0.63%, 8/15/2030	540,000	465,349
4.13%, 8/31/2030	214,000	218,021
4.63%, 9/30/2030	164,000	170,829
4.88%, 10/31/2030	221,000	232,810
0.88%, 11/15/2030	429,000	371,856
4.38%, 11/30/2030	170,000	175,133
3.75%, 12/31/2030	288,000	288,101
4.00%, 1/31/2031	320,000	323,800
1.13%, 2/15/2031	525,000	458,514
4.13%, 3/31/2031	13,000	13,230
4.63%, 4/30/2031	323,000	336,740
1.63%, 5/15/2031	404,000	359,607
4.63%, 5/31/2031	19,000	19,805
4.25%, 6/30/2031	327,000	334,549
4.13%, 7/31/2031	331,000	336,418
1.25%, 8/15/2031	617,000	533,151
3.75%, 8/31/2031	330,000	328,698
3.63%, 9/30/2031	332,000	328,265
1.38%, 11/15/2031	608,000	525,374
4.38%, 1/31/2032	8,000	8,224
1.88%, 2/15/2032	577,000	511,231
2.88%, 5/15/2032	480,000	450,862
4.00%, 6/30/2032	219,000	220,129
2.75%, 8/15/2032	517,000	480,022
4.13%, 11/15/2032	368,000	372,111
3.50%, 2/15/2033	354,000	343,131
3.38%, 5/15/2033	356,000	341,218
3.88%, 8/15/2033	406,000	401,750
4.50%, 11/15/2033	576,000	593,955
4.00%, 2/15/2034	379,000	376,779
4.38%, 5/15/2034	609,000	620,896
3.88%, 8/15/2034	614,000	601,912
4.25%, 11/15/2034	541,000	544,550
4.63%, 2/15/2035	290,000	299,923
4.25%, 5/15/2035	511,000	512,597
Total U.S. Treasury Obligations (Cost $22,428,044)		22,696,908
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.4%
Investment Companies — 0.4%
JPMorgan Prime Money Market Fund Class IM Shares, 4.36% (a) (b) (Cost $90,055)	90,033	90,060
Total Investments — 99.5% (Cost $22,518,099)		22,786,968
Other Assets in Excess of Liabilities — 0.5%		125,773
NET ASSETS — 100.0%		22,912,741

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	37

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 98.0%
Aerospace & Defense — 2.3%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (a)	259,000	266,516
ATI, Inc.
4.88%, 10/1/2029	178,000	174,377
7.25%, 8/15/2030	384,000	404,507
5.13%, 10/1/2031	52,000	50,753
Axon Enterprise, Inc.
6.13%, 3/15/2030 (a)	296,000	304,117
6.25%, 3/15/2033 (a)	492,000	508,585
Bombardier, Inc. (Canada)
6.00%, 2/15/2028 (a)	938,000	939,087
7.50%, 2/1/2029 (a)	406,000	423,700
7.25%, 7/1/2031 (a)	414,000	436,475
6.75%, 6/15/2033 (a)	148,000	153,899
7.45%, 5/1/2034 (a)	187,000	203,818
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	192,000	187,566
4.13%, 4/15/2029 (a)	155,000	149,171
Efesto Bidco SpA Efesto US LLC (Italy) Series XR, 7.50%, 2/15/2032 (a)	335,000	342,179
Goat Holdco LLC 6.75%, 2/1/2032 (a)	338,000	343,864
Moog, Inc. 4.25%, 12/15/2027 (a)	240,000	236,248
Spirit AeroSystems, Inc.
4.60%, 6/15/2028	216,000	215,424
9.38%, 11/30/2029 (a)	260,000	274,981
9.75%, 11/15/2030 (a)	700,000	770,924
TransDigm, Inc.
6.75%, 8/15/2028 (a)	860,000	884,112
4.63%, 1/15/2029	116,000	113,508
4.88%, 5/1/2029	898,000	881,642
6.88%, 12/15/2030 (a)	1,342,000	1,391,647
7.13%, 12/1/2031 (a)	775,000	807,829
6.63%, 3/1/2032 (a)	966,000	994,684
6.00%, 1/15/2033 (a)	888,000	897,970
6.38%, 5/31/2033 (a)	1,744,000	1,767,176
6.75%, 1/31/2034 (a)	100,000	103,226
		14,227,985
Air Freight & Logistics — 0.1%
Rand Parent LLC 8.50%, 2/15/2030 (a)	386,000	400,031
Stonepeak Nile Parent LLC 7.25%, 3/15/2032 (a)	237,000	248,814
		648,845
Automobile Components — 2.2%
Adient Global Holdings Ltd.
7.00%, 4/15/2028 (a)	608,000	625,303
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Automobile Components — continued
8.25%, 4/15/2031 (a)	168,000	176,912
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	220,000	218,108
5.88%, 6/1/2029 (a)	590,000	594,598
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	175,000	175,817
6.88%, 7/1/2028	437,000	437,175
Aptiv Swiss Holdings Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.39%), 6.88%, 12/15/2054 (b)	244,000	246,613
Clarios Global LP
8.50%, 5/15/2027 (a)	133,000	133,559
6.75%, 5/15/2028 (a)	908,000	928,267
6.75%, 2/15/2030 (a)	440,000	455,937
Cooper-Standard Automotive, Inc.
13.50% (Cash), 3/31/2027 (a) (c)	88,000	92,170
5.63% (Cash), 5/15/2027 (a) (c)	429,000	394,680
Dana, Inc.
5.38%, 11/15/2027	131,000	130,792
5.63%, 6/15/2028	462,000	461,740
4.25%, 9/1/2030	73,000	72,174
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	309,000	268,174
Forvia SE (France) 8.00%, 6/15/2030 (a)	212,000	223,561
Garrett Motion Holdings, Inc. 7.75%, 5/31/2032 (a)	376,000	393,169
Goodyear Tire & Rubber Co. (The)
4.88%, 3/15/2027	907,000	900,543
5.00%, 7/15/2029	650,000	630,228
Icahn Enterprises LP
5.25%, 5/15/2027	733,000	715,052
9.75%, 1/15/2029	281,000	279,342
10.00%, 11/15/2029 (a)	158,000	156,402
9.00%, 6/15/2030	777,000	740,197
IHO Verwaltungs GmbH (Germany)
6.37% (Cash), 5/15/2029 (a) (c)	200,000	201,063
8.00% (Cash), 11/15/2032 (a) (c)	386,000	403,014
JB Poindexter & Co., Inc. 8.75%, 12/15/2031 (a)	286,000	295,378
Patrick Industries, Inc. 4.75%, 5/1/2029 (a)	349,000	342,340
Phinia, Inc.
6.75%, 4/15/2029 (a)	179,000	184,773
6.63%, 10/15/2032 (a)	244,000	250,595
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a)	223,000	162,992
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Automobile Components — continued
Tenneco, Inc. 8.00%, 11/17/2028 (a)	846,000	845,982
ZF North America Capital, Inc. (Germany)
6.88%, 4/14/2028 (a)	820,000	830,582
6.75%, 4/23/2030 (a)	152,000	148,215
6.88%, 4/23/2032 (a)	179,000	171,653
		13,287,100
Automobiles — 1.0%
Aston Martin Capital Holdings Ltd. (Jersey) 10.00%, 3/31/2029 (a)	491,000	477,643
Jaguar Land Rover Automotive plc (United Kingdom) 5.88%, 1/15/2028 (a)	476,000	476,587
Nissan Motor Acceptance Co. LLC
6.95%, 9/15/2026 (a)	424,000	426,858
1.85%, 9/16/2026 (a)	607,000	583,762
2.45%, 9/15/2028 (a)	182,000	165,352
Nissan Motor Co. Ltd. (Japan)
4.35%, 9/17/2027 (a)	1,698,000	1,660,012
4.81%, 9/17/2030 (a)	1,224,000	1,143,436
8.13%, 7/17/2035 (a)	891,000	944,020
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	357,000	281,657
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	220,000	207,743
		6,367,070
Banks — 0.1%
Popular, Inc. (Puerto Rico) 7.25%, 3/13/2028	162,000	170,995
Standard Chartered plc (United Kingdom) (3-MONTH SOFR + 1.46%), 7.01%, 7/30/2037 (a) (b) (d) (e)	300,000	310,707
		481,702
Beverages — 0.1%
Primo Water Holdings, Inc.
6.25%, 4/1/2029 (a)	435,000	437,290
4.38%, 4/30/2029 (a)	109,000	105,382
		542,672
Biotechnology — 0.1%
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	225,000	188,379
Grifols SA (Spain) 4.75%, 10/15/2028 (a)	339,000	328,497
		516,876
Broadline Retail — 1.3%
ANGI Group LLC 3.88%, 8/15/2028 (a)	250,000	235,421
Getty Images, Inc.
9.75%, 3/1/2027 (a)	230,000	213,994
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Broadline Retail — continued
11.25%, 2/21/2030 (a)	149,000	136,325
Go Daddy Operating Co. LLC 3.50%, 3/1/2029 (a)	594,000	562,753
Kohl's Corp.
10.00%, 6/1/2030 (a)	139,000	149,281
5.55%, 7/17/2045	561,000	344,065
Liberty Interactive LLC
8.50%, 7/15/2029	133,000	18,341
8.25%, 2/1/2030	99,000	13,118
Macy's Retail Holdings LLC
5.88%, 3/15/2030 (a)	85,000	84,172
6.13%, 3/15/2032 (a)	350,000	341,616
4.50%, 12/15/2034	162,000	134,912
5.13%, 1/15/2042	179,000	130,339
Match Group Holdings II LLC
5.00%, 12/15/2027 (a)	284,000	282,475
4.63%, 6/1/2028 (a)	511,000	503,244
5.63%, 2/15/2029 (a)	108,000	108,097
3.63%, 10/1/2031 (a)	408,000	368,263
Nordstrom, Inc.
4.00%, 3/15/2027	40,000	38,845
4.38%, 4/1/2030	284,000	261,545
4.25%, 8/1/2031	374,000	329,457
5.00%, 1/15/2044	438,000	297,636
QVC, Inc.
5.45%, 8/15/2034	323,000	150,153
5.95%, 3/15/2043	437,000	199,655
Rakuten Group, Inc. (Japan)
11.25%, 2/15/2027 (a)	826,000	893,108
9.75%, 4/15/2029 (a)	803,000	892,087
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.25%), 8.13%, 12/15/2029 (a) (b) (d) (e)	403,000	414,193
Shutterfly LLC 8.50%, 10/1/2026 (a)	259,000	105,543
Wayfair LLC 7.25%, 10/31/2029 (a)	617,000	629,111
		7,837,749
Building Products — 2.1%
ACProducts Holdings, Inc. 6.38%, 5/15/2029 (a)	147,000	72,298
Advanced Drainage Systems, Inc.
5.00%, 9/30/2027 (a)	309,000	306,804
6.38%, 6/15/2030 (a)	93,000	94,851
AmeriTex HoldCo Intermediate LLC 7.63%, 8/15/2033 (a)	325,000	335,339
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	39

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Building Products — continued
Builders FirstSource, Inc.
5.00%, 3/1/2030 (a)	402,000	397,575
4.25%, 2/1/2032 (a)	498,000	468,080
6.38%, 6/15/2032 (a)	847,000	873,440
6.38%, 3/1/2034 (a)	73,000	75,185
6.75%, 5/15/2035 (a)	65,000	67,786
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (a)	172,000	165,502
Cornerstone Building Brands, Inc.
6.13%, 1/15/2029 (a)	57,000	43,890
9.50%, 8/15/2029 (a)	451,000	434,073
CP Atlas Buyer, Inc. 12.75% (Blend (Cash 7.00% + PIK 5.75%)), 1/15/2031 (a) (c) (f)	188,000	177,798
EMRLD Borrower LP
6.63%, 12/15/2030 (a)	1,122,000	1,152,323
6.75%, 7/15/2031 (a)	327,000	338,232
Griffon Corp. 5.75%, 3/1/2028	413,000	412,404
JELD-WEN, Inc.
4.88%, 12/15/2027 (a)	112,000	110,192
7.00%, 9/1/2032 (a)	245,000	211,674
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	323,000	334,597
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	407,000	419,561
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	106,000	104,202
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (a)	275,000	271,830
Oscar AcquisitionCo LLC 9.50%, 4/15/2030 (a)	281,000	218,973
Quikrete Holdings, Inc.
6.38%, 3/1/2032 (a)	2,291,000	2,362,825
6.75%, 3/1/2033 (a)	127,000	131,640
Smyrna Ready Mix Concrete LLC
6.00%, 11/1/2028 (a)	94,000	94,214
8.88%, 11/15/2031 (a)	839,000	895,013
Standard Building Solutions, Inc. 6.25%, 8/1/2033 (a)	100,000	102,061
Standard Industries, Inc.
4.75%, 1/15/2028 (a)	606,000	600,355
4.38%, 7/15/2030 (a)	1,007,000	964,988
3.38%, 1/15/2031 (a)	800,000	726,024
Wilsonart LLC 11.00%, 8/15/2032 (a)	217,000	206,905
		13,170,634
Capital Markets — 1.2%
AG Issuer LLC 6.25%, 3/1/2028 (a)	83,000	83,162
AG TTMT Escrow Issuer LLC 8.63%, 9/30/2027 (a)	387,000	396,446
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Capital Markets — continued
Aretec Group, Inc.
7.50%, 4/1/2029 (a)	447,000	448,546
10.00%, 8/15/2030 (a)	69,000	75,315
Coinbase Global, Inc.
3.38%, 10/1/2028 (a)	160,000	151,819
3.63%, 10/1/2031 (a)	647,000	579,094
Compass Group Diversified Holdings LLC 5.25%, 4/15/2029 (a)	511,000	471,399
Dresdner Funding Trust I 8.15%, 6/30/2031 (a)	465,000	512,843
Focus Financial Partners LLC 6.75%, 9/15/2031 (a)	463,000	478,453
Hightower Holding LLC
6.75%, 4/15/2029 (a)	120,000	119,590
9.13%, 1/31/2030 (a)	179,000	192,217
Jane Street Group
4.50%, 11/15/2029 (a)	213,000	205,718
7.13%, 4/30/2031 (a)	1,086,000	1,134,602
6.13%, 11/1/2032 (a)	471,000	473,177
6.75%, 5/1/2033 (a)	431,000	445,376
Osaic Holdings, Inc.
6.75%, 8/1/2032 (a)	74,000	75,399
8.00%, 8/1/2033 (a)	479,000	485,329
Prospect Capital Corp.
3.36%, 11/15/2026	159,000	153,022
3.44%, 10/15/2028	135,000	121,689
StoneX Group, Inc. 7.88%, 3/1/2031 (a)	485,000	512,677
VFH Parent LLC 7.50%, 6/15/2031 (a)	212,000	222,530
		7,338,403
Chemicals — 3.6%
Ashland, Inc.
3.38%, 9/1/2031 (a)	231,000	206,045
6.88%, 5/15/2043	112,000	117,529
ASP Unifrax Holdings, Inc.
7.10% (Blend (Cash 5.85% + PIK 1.25%)), 9/30/2029 (a) (c)	399,484	196,871
11.18% (Blend (Cash 6.43% + PIK 4.75%)), 9/30/2029 (a) (c)	32,380	30,006
Avient Corp.
7.13%, 8/1/2030 (a)	466,000	481,438
6.25%, 11/1/2031 (a)	141,000	143,610
Axalta Coating Systems Dutch Holding B BV 7.25%, 2/15/2031 (a)	150,000	157,861
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	536,000	533,561
SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — continued
Celanese US Holdings LLC
6.67%, 7/15/2027 (g)	572,000	588,581
6.83%, 7/15/2029 (g)	434,000	451,837
6.50%, 4/15/2030	85,000	85,767
7.05%, 11/15/2030 (g)	1,095,000	1,138,523
6.88%, 7/15/2032 (g)	1,180,000	1,218,901
6.75%, 4/15/2033	52,000	52,359
7.20%, 11/15/2033 (g)	232,000	241,399
Cerdia Finanz GmbH (Germany) 9.38%, 10/3/2031 (a)	371,000	392,622
Chemours Co. (The)
5.38%, 5/15/2027	149,000	148,450
5.75%, 11/15/2028 (a)	667,000	642,263
4.63%, 11/15/2029 (a)	6,000	5,358
8.00%, 1/15/2033 (a)	246,000	240,641
Consolidated Energy Finance SA (Switzerland) 12.00%, 2/15/2031 (a)	369,000	339,142
CVR Partners LP 6.13%, 6/15/2028 (a)	233,000	232,678
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	341,000	330,547
FMC Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.37%), 8.45%, 11/1/2055 (b)	325,000	339,555
HB Fuller Co.
4.00%, 2/15/2027	125,000	123,315
4.25%, 10/15/2028	158,000	153,451
Herens Holdco SARL (Luxembourg) 4.75%, 5/15/2028 (a)	273,000	234,835
Huntsman International LLC
2.95%, 6/15/2031	356,000	304,379
5.70%, 10/15/2034	310,000	287,013
Illuminate Buyer LLC 9.00%, 7/1/2028 (a)	198,000	198,070
INEOS Finance plc (Luxembourg) 7.50%, 4/15/2029 (a)	579,000	580,339
INEOS Quattro Finance 2 plc (United Kingdom) 9.63%, 3/15/2029 (a)	200,000	200,464
Ingevity Corp. 3.88%, 11/1/2028 (a)	252,000	241,417
Innophos Holdings, Inc. 11.50%, 6/15/2029 (a)	229,000	227,422
Inversion Escrow Issuer LLC 6.75%, 8/1/2032 (a)	200,000	198,047
LSB Industries, Inc. 6.25%, 10/15/2028 (a)	230,000	228,192
Mativ Holdings, Inc. 8.00%, 10/1/2029 (a)	200,000	197,957
Maxam Prill Sarl (Luxembourg) 7.75%, 7/15/2030 (a)	230,000	224,346
Methanex Corp. (Canada)
5.13%, 10/15/2027	754,000	750,649
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Chemicals — continued
5.65%, 12/1/2044	167,000	139,008
Methanex US Operations, Inc. 6.25%, 3/15/2032 (a)	81,000	81,735
Minerals Technologies, Inc. 5.00%, 7/1/2028 (a)	146,000	143,810
NOVA Chemicals Corp. (Canada)
5.25%, 6/1/2027 (a)	347,000	347,876
8.50%, 11/15/2028 (a)	388,000	406,446
4.25%, 5/15/2029 (a)	94,000	90,242
7.00%, 12/1/2031 (a)	487,000	511,537
Nufarm Australia Ltd. (Australia) 5.00%, 1/27/2030 (a)	178,000	163,896
Olin Corp.
5.63%, 8/1/2029	273,000	272,387
5.00%, 2/1/2030	91,000	88,328
6.63%, 4/1/2033 (a)	390,000	389,494
Olympus Water US Holding Corp.
7.13%, 10/1/2027 (a)	285,000	290,146
4.25%, 10/1/2028 (a)	411,000	393,892
9.75%, 11/15/2028 (a)	737,000	772,636
6.25%, 10/1/2029 (a)	280,000	273,088
7.25%, 6/15/2031 (a)	291,000	297,137
Qnity Electronics, Inc. 6.25%, 8/15/2033 (a)	750,000	775,292
Rain Carbon, Inc. 12.25%, 9/1/2029 (a)	133,000	142,790
SCIH Salt Holdings, Inc.
4.88%, 5/1/2028 (a)	473,000	462,183
6.63%, 5/1/2029 (a)	339,000	340,363
SCIL IV LLC 5.38%, 11/1/2026 (a)	366,000	363,529
Scotts Miracle-Gro Co. (The)
4.00%, 4/1/2031	160,000	147,209
4.38%, 2/1/2032	536,000	494,727
SK Invictus Intermediate II SARL 5.00%, 10/30/2029 (a)	324,000	317,476
SNF Group SACA (France) 3.38%, 3/15/2030 (a)	321,000	296,076
Trinseo Luxco Finance SPV Sarl 7.63% (Blend (Cash 5.13% + PIK 2.50%)), 5/3/2029 (a) (c)	81,206	28,326
Tronox, Inc. 4.63%, 3/15/2029 (a)	466,000	344,016
Vibrantz Technologies, Inc. 9.00%, 2/15/2030 (a)	348,000	184,440
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	312,000	309,490
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	41

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — continued
5.63%, 8/15/2029 (a)	103,000	96,370
7.38%, 3/1/2031 (a)	646,000	657,537
		22,086,922
Commercial Services & Supplies — 2.8%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	250,000	224,253
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	242,000	233,931
4.88%, 7/15/2032 (a)	507,000	487,865
Allied Universal Holdco LLC
4.63%, 6/1/2028 (a)	824,000	805,484
6.00%, 6/1/2029 (a)	380,000	375,804
6.88%, 6/15/2030 (a)	79,000	81,360
7.88%, 2/15/2031 (a)	1,501,000	1,577,363
APi Group DE, Inc.
4.13%, 7/15/2029 (a)	83,000	79,671
4.75%, 10/15/2029 (a)	215,000	211,336
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	498,000	494,341
Brink's Co. (The)
4.63%, 10/15/2027 (a)	223,000	221,081
6.50%, 6/15/2029 (a)	359,000	369,193
6.75%, 6/15/2032 (a)	55,000	56,981
Cimpress plc (Ireland) 7.38%, 9/15/2032 (a)	253,000	253,861
Clarivate Science Holdings Corp.
3.88%, 7/1/2028 (a)	717,000	691,750
4.88%, 7/1/2029 (a)	115,000	108,657
Clean Harbors, Inc.
4.88%, 7/15/2027 (a)	174,000	173,182
6.38%, 2/1/2031 (a)	390,000	399,653
CoreCivic, Inc. 8.25%, 4/15/2029	237,000	250,833
Deluxe Corp.
8.00%, 6/1/2029 (a)	349,000	345,595
8.13%, 9/15/2029 (a)	82,000	85,424
Enviri Corp. 5.75%, 7/31/2027 (a)	238,000	235,324
Garda World Security Corp. (Canada)
6.00%, 6/1/2029 (a)	230,000	228,114
8.25%, 8/1/2032 (a)	733,000	762,072
8.38%, 11/15/2032 (a)	332,000	346,270
GEO Group, Inc. (The) 10.25%, 4/15/2031	531,000	585,360
GFL Environmental, Inc.
4.00%, 8/1/2028 (a)	493,000	480,665
4.75%, 6/15/2029 (a)	376,000	369,987
4.38%, 8/15/2029 (a)	178,000	173,133
6.75%, 1/15/2031 (a)	337,000	351,805
Interface, Inc. 5.50%, 12/1/2028 (a)	156,000	155,300
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Commercial Services & Supplies — continued
Madison IAQ LLC
4.13%, 6/30/2028 (a)	181,000	175,963
5.88%, 6/30/2029 (a)	600,000	594,027
OT Midco, Inc. 10.00%, 2/15/2030 (a)	200,000	136,645
Pitney Bowes, Inc.
6.88%, 3/15/2027 (a)	202,000	202,612
7.25%, 3/15/2029 (a)	129,000	129,623
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	255,000	256,069
3.38%, 8/31/2027 (a)	365,000	353,595
6.25%, 1/15/2028 (a)	358,000	357,891
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (a)	599,000	610,210
Reworld Holding Corp.
4.88%, 12/1/2029 (a)	46,000	44,479
5.00%, 9/1/2030	490,000	472,885
RR Donnelley & Sons Co.
9.50%, 8/1/2029 (a)	483,000	490,040
10.88%, 8/1/2029 (a)	177,000	170,710
Steelcase, Inc. 5.13%, 1/18/2029	218,000	217,052
Veritiv Operating Co. 10.50%, 11/30/2030 (a)	428,000	463,296
VM Consolidated, Inc. 5.50%, 4/15/2029 (a)	176,000	174,186
Waste Pro USA, Inc. 7.00%, 2/1/2033 (a)	344,000	359,697
West Technology Group LLC 8.50%, 4/10/2027 (a)	268,000	18,760
Williams Scotsman, Inc.
4.63%, 8/15/2028 (a)	109,000	107,247
6.63%, 6/15/2029 (a)	42,000	43,027
7.38%, 10/1/2031 (a)	703,000	735,325
Wrangler Holdco Corp. (Canada) 6.63%, 4/1/2032 (a)	180,000	187,642
		17,516,629
Communications Equipment — 0.5%
Ciena Corp. 4.00%, 1/31/2030 (a)	170,000	161,377
CommScope LLC
8.25%, 3/1/2027 (a)	622,000	629,461
4.75%, 9/1/2029 (a)	356,000	351,728
9.50%, 12/15/2031 (a)	222,000	229,591
CommScope Technologies LLC 5.00%, 3/15/2027 (a)	481,000	476,121
CommScope, Inc. 7.13%, 7/1/2028 (a)	149,000	149,485
Viasat, Inc.
5.63%, 4/15/2027 (a)	533,000	531,804
6.50%, 7/15/2028 (a)	97,000	94,310
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Communications Equipment — continued
7.50%, 5/30/2031 (a)	131,000	122,974
Viavi Solutions, Inc. 3.75%, 10/1/2029 (a)	174,000	162,143
		2,908,994
Construction & Engineering — 0.8%
AECOM 6.00%, 8/1/2033 (a)	518,000	528,699
Arcosa, Inc.
4.38%, 4/15/2029 (a)	181,000	175,742
6.88%, 8/15/2032 (a)	244,000	254,544
Artera Services LLC 8.50%, 2/15/2031 (a)	451,000	394,099
ATP Tower Holdings LLC (Chile) 4.05%, 4/27/2026 (a)	277,000	268,842
Brand Industrial Services, Inc. 10.38%, 8/1/2030 (a)	660,000	647,978
Brundage-Bone Concrete Pumping Holdings, Inc. 7.50%, 2/1/2032 (a)	215,000	214,517
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	191,000	186,320
Fluor Corp. 4.25%, 9/15/2028	229,000	225,308
Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029 (a)	239,000	239,679
7.50%, 4/15/2032 (a)	95,000	98,892
Great Lakes Dredge & Dock Corp. 5.25%, 6/1/2029 (a)	167,000	160,518
HTA Group Ltd. (Tanzania, United Republic of) 7.50%, 6/4/2029 (a)	213,000	220,455
Pike Corp.
5.50%, 9/1/2028 (a)	412,000	412,119
8.63%, 1/31/2031 (a)	75,000	80,259
Railworks Holdings LP 8.25%, 11/15/2028 (a)	171,000	174,829
Tutor Perini Corp. 11.88%, 4/30/2029 (a)	200,000	224,541
Weekley Homes LLC 4.88%, 9/15/2028 (a)	206,000	200,563
		4,707,904
Construction Materials — 0.0% ^
Knife River Corp. 7.75%, 5/1/2031 (a)	197,000	206,615
Consumer Finance — 2.4%
Ally Financial, Inc.
6.70%, 2/14/2033	98,000	101,769
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.65%, 1/17/2040 (b)	600,000	595,441
Azorra Finance Ltd.
7.75%, 4/15/2030 (a)	271,000	284,496
7.25%, 1/15/2031 (a)	38,000	39,248
Bread Financial Holdings, Inc.
9.75%, 3/15/2029 (a)	448,000	478,739
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Consumer Finance — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.30%), 8.38%, 6/15/2035 (a) (b)	39,000	40,263
Cobra AcquisitionCo LLC
6.38%, 11/1/2029 (a)	162,000	140,784
12.25%, 11/1/2029 (a)	149,000	154,344
Credit Acceptance Corp. 9.25%, 12/15/2028 (a)	489,000	516,230
Encore Capital Group, Inc.
9.25%, 4/1/2029 (a)	272,000	287,202
8.50%, 5/15/2030 (a)	210,000	221,945
Enova International, Inc. 11.25%, 12/15/2028 (a)	370,000	394,436
EZCORP, Inc. 7.38%, 4/1/2032 (a)	130,000	137,069
FirstCash, Inc.
4.63%, 9/1/2028 (a)	473,000	464,432
5.63%, 1/1/2030 (a)	90,000	89,851
6.88%, 3/1/2032 (a)	151,000	156,690
GGAM Finance Ltd. (Ireland)
8.00%, 2/15/2027 (a)	776,000	795,942
8.00%, 6/15/2028 (a)	44,000	46,681
6.88%, 4/15/2029 (a)	80,000	82,800
Global Aircraft Leasing Co. Ltd. (Cayman Islands) 8.75%, 9/1/2027 (a)	472,000	484,980
goeasy Ltd. (Canada)
7.63%, 7/1/2029 (a)	46,000	47,636
6.88%, 5/15/2030 (a)	291,000	295,476
7.38%, 10/1/2030 (a)	698,000	719,157
LFS Topco LLC 8.75%, 7/15/2030 (a)	186,000	181,950
Navient Corp.
5.00%, 3/15/2027	449,000	445,742
4.88%, 3/15/2028	474,000	464,861
7.88%, 6/15/2032	100,000	105,489
5.63%, 8/1/2033	846,000	772,467
OneMain Finance Corp.
3.50%, 1/15/2027	839,000	821,082
3.88%, 9/15/2028	324,000	310,586
6.63%, 5/15/2029	175,000	179,950
5.38%, 11/15/2029	1,049,000	1,037,216
7.88%, 3/15/2030	487,000	515,237
4.00%, 9/15/2030	393,000	363,278
7.13%, 11/15/2031	297,000	308,526
7.13%, 9/15/2032	365,000	380,060
Phoenix Aviation Capital Ltd. (Ireland) 9.25%, 7/15/2030 (a)	270,000	286,161
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	43

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
PRA Group, Inc.
5.00%, 10/1/2029 (a)	156,000	146,580
8.88%, 1/31/2030 (a)	379,000	398,086
PROG Holdings, Inc. 6.00%, 11/15/2029 (a)	294,000	285,518
Rfna LP 7.88%, 2/15/2030 (a)	250,000	258,737
SLM Corp.
3.13%, 11/2/2026	369,000	361,752
6.50%, 1/31/2030	85,000	88,967
Synchrony Financial 7.25%, 2/2/2033	354,000	373,041
TrueNoord Capital DAC (Ireland) 8.75%, 3/1/2030 (a)	174,000	184,849
		14,845,746
Consumer Staples Distribution & Retail — 1.0%
Albertsons Cos., Inc.
5.88%, 2/15/2028 (a)	841,000	840,742
6.50%, 2/15/2028 (a)	165,000	168,144
3.50%, 3/15/2029 (a)	609,000	579,016
4.88%, 2/15/2030 (a)	827,000	814,464
6.25%, 3/15/2033 (a)	75,000	76,717
C&S Group Enterprises LLC 5.00%, 12/15/2028 (a)	174,000	158,209
Ingles Markets, Inc. 4.00%, 6/15/2031 (a)	137,000	128,376
KeHE Distributors LLC 9.00%, 2/15/2029 (a)	466,000	490,567
Performance Food Group, Inc.
4.25%, 8/1/2029 (a)	1,059,000	1,025,508
6.13%, 9/15/2032 (a)	332,000	339,807
Rite Aid Corp.
8.00%, 11/15/2026 ‡ (h)	279,000	—
(3-MONTH CME TERM SOFR + 7.00%), 11.32%, 8/30/2031 ‡ (a) (b) (h)	29,119	—
Series B, 15.00%, 8/30/2031 ‡ (h)	39,743	—
Series A, 15.00%, 8/30/2031 ‡ (h)	84,019	—
Rite Aid Corp., Escrow 8.00%, 10/18/2025 ‡	78,094	—
Safeway, Inc. 7.25%, 2/1/2031	58,000	62,409
United Natural Foods, Inc. 6.75%, 10/15/2028 (a)	247,000	246,527
US Foods, Inc.
6.88%, 9/15/2028 (a)	95,000	97,879
4.75%, 2/15/2029 (a)	692,000	681,613
4.63%, 6/1/2030 (a)	384,000	374,497
7.25%, 1/15/2032 (a)	115,000	120,750
		6,205,225
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Containers & Packaging — 2.3%
ARD Finance SA (Luxembourg) 6.50% (Cash), 6/30/2027 (a) (c)	304,297	10,650
Ardagh Metal Packaging Finance USA LLC
3.25%, 9/1/2028 (a)	200,000	189,012
4.00%, 9/1/2029 (a)	812,000	745,119
Ardagh Packaging Finance plc 5.25%, 8/15/2027 (a)	683,000	300,930
Ball Corp.
6.88%, 3/15/2028	354,000	361,373
6.00%, 6/15/2029	371,000	380,578
2.88%, 8/15/2030	479,000	433,301
3.13%, 9/15/2031	185,000	166,755
5.50%, 9/15/2033	544,000	550,570
Cascades, Inc. (Canada) 5.38%, 1/15/2028 (a)	266,000	262,072
Clydesdale Acquisition Holdings, Inc.
6.63%, 4/15/2029 (a)	737,000	747,558
6.88%, 1/15/2030 (a)	19,000	19,534
8.75%, 4/15/2030 (a)	346,000	356,561
6.75%, 4/15/2032 (a)	436,000	447,975
Crown Americas LLC
4.25%, 9/30/2026	116,000	115,465
5.25%, 4/1/2030	580,000	587,634
5.88%, 6/1/2033 (a)	117,000	118,346
Crown Cork & Seal Co., Inc. 7.38%, 12/15/2026	36,000	37,055
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	253,000	253,079
Graphic Packaging International LLC
3.50%, 3/15/2028 (a)	79,000	76,005
3.50%, 3/1/2029 (a)	103,000	97,414
6.38%, 7/15/2032 (a)	637,000	647,222
Iris Holding, Inc. 10.00%, 12/15/2028 (a)	177,000	162,140
LABL, Inc.
10.50%, 7/15/2027 (a)	58,000	51,666
5.88%, 11/1/2028 (a)	38,000	30,137
9.50%, 11/1/2028 (a)	350,000	291,714
8.25%, 11/1/2029 (a)	148,000	96,031
8.63%, 10/1/2031 (a)	681,000	502,755
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2027 (a)	1,240,000	1,254,760
9.25%, 4/15/2027 (a)	476,000	473,818
Owens-Brockway Glass Container, Inc.
6.63%, 5/13/2027 (a)	654,000	653,489
7.25%, 5/15/2031 (a)	65,000	66,137
7.38%, 6/1/2032 (a)	176,000	177,427
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Containers & Packaging — continued
Sealed Air Corp.
6.13%, 2/1/2028 (a)	523,000	530,533
6.50%, 7/15/2032 (a)	108,000	111,716
6.88%, 7/15/2033 (a)	597,000	644,927
Silgan Holdings, Inc. 4.13%, 2/1/2028	261,000	253,979
Toucan FinCo. Ltd. (Canada) 9.50%, 5/15/2030 (a)	687,000	686,519
Trident TPI Holdings, Inc. 12.75%, 12/31/2028 (a)	281,000	300,484
TriMas Corp. 4.13%, 4/15/2029 (a)	174,000	167,445
Trivium Packaging Finance BV (Netherlands) 8.25%, 7/15/2030 (a)	628,000	667,031
		14,026,916
Distributors — 0.4%
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	485,000	474,472
Gates Corp. 6.88%, 7/1/2029 (a)	238,000	247,459
RB Global Holdings, Inc. (Canada)
6.75%, 3/15/2028 (a)	422,000	431,929
7.75%, 3/15/2031 (a)	179,000	187,842
Resideo Funding, Inc. 6.50%, 7/15/2032 (a)	396,000	404,348
Velocity Vehicle Group LLC 8.00%, 6/1/2029 (a)	240,000	243,248
Windsor Holdings III LLC 8.50%, 6/15/2030 (a)	378,000	401,692
		2,390,990
Diversified Consumer Services — 0.7%
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (a)	199,000	198,165
Belron UK Finance plc (United Kingdom) 5.75%, 10/15/2029 (a)	514,000	520,558
Carriage Services, Inc. 4.25%, 5/15/2029 (a)	201,000	189,574
Champions Financing, Inc. 8.75%, 2/15/2029 (a)	293,000	280,317
Matthews International Corp. 8.63%, 10/1/2027 (a)	154,000	159,258
Mavis Tire Express Services Topco Corp. 6.50%, 5/15/2029 (a)	309,000	308,686
Service Corp. International
5.13%, 6/1/2029	25,000	24,812
3.38%, 8/15/2030	1,004,000	927,711
4.00%, 5/15/2031	189,000	177,691
5.75%, 10/15/2032	453,000	457,501
Signal Parent, Inc. 6.13%, 4/1/2029 (a)	107,000	37,450
Sotheby's
7.38%, 10/15/2027 (a)	282,000	278,896
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Diversified Consumer Services — continued
5.88%, 6/1/2029 (a)	203,000	184,847
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	554,000	586,140
		4,331,606
Diversified REITs — 0.5%
Global Net Lease, Inc.
3.75%, 12/15/2027 (a)	202,000	195,927
4.50%, 9/30/2028 (a)	232,000	225,511
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (a)	158,000	151,870
Uniti Group LP
10.50%, 2/15/2028 (a)	1,189,000	1,251,101
4.75%, 4/15/2028 (a)	402,000	392,189
6.50%, 2/15/2029 (a)	332,000	316,197
6.00%, 1/15/2030 (a)	232,000	213,240
8.63%, 6/15/2032 (a)	101,000	99,314
Vornado Realty LP 3.40%, 6/1/2031	307,000	273,744
		3,119,093
Diversified Telecommunication Services — 4.7%
Altice Financing SA (Luxembourg)
9.63%, 7/15/2027 (a)	210,000	195,300
5.00%, 1/15/2028 (a)	810,000	661,406
5.75%, 8/15/2029 (a)	533,000	422,402
Bell Telephone Co. of Canada or Bell Canada (Canada)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 9/15/2055 (b)	778,000	794,580
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.36%), 7.00%, 9/15/2055 (b)	188,000	192,284
British Telecommunications plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.99%), 4.25%, 11/23/2081 (a) (b)	330,000	326,029
CCO Holdings LLC
5.00%, 2/1/2028 (a)	173,000	171,591
5.38%, 6/1/2029 (a)	2,462,000	2,442,880
4.75%, 3/1/2030 (a)	1,889,000	1,815,457
4.50%, 8/15/2030 (a)	954,000	903,019
4.25%, 2/1/2031 (a)	792,000	730,552
7.38%, 3/1/2031 (a)	1,689,000	1,747,602
4.75%, 2/1/2032 (a)	960,000	890,523
4.50%, 5/1/2032	203,000	185,635
4.50%, 6/1/2033 (a)	1,225,000	1,092,651
4.25%, 1/15/2034 (a)	1,091,000	947,291
Embarq LLC 8.00%, 6/1/2036	369,000	175,114
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	45

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
Fibercop SpA (Italy)
6.00%, 9/30/2034 (a)	387,000	366,220
7.72%, 6/4/2038 (a)	350,000	355,809
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	57,000	56,984
6.75%, 5/1/2029 (a)	1,224,000	1,235,900
6.00%, 1/15/2030 (a)	439,000	443,843
8.75%, 5/15/2030 (a)	849,000	887,320
8.63%, 3/15/2031 (a)	229,000	243,097
Frontier Florida LLC Series E, 6.86%, 2/1/2028	499,000	517,089
GCI LLC 4.75%, 10/15/2028 (a)	283,000	275,609
Level 3 Financing, Inc.
3.88%, 10/15/2030 (a)	98,000	83,300
10.75%, 12/15/2030 (a)	442,393	499,342
4.00%, 4/15/2031 (a)	937,000	784,737
6.88%, 6/30/2033 (a)	846,000	853,593
7.00%, 3/31/2034 (a)	469,000	472,185
Lumen Technologies, Inc.
4.50%, 1/15/2029 (a)	542,000	493,218
4.13%, 4/15/2030 (a)	12,000	11,760
Series P, 7.60%, 9/15/2039	318,000	279,611
Maya SAS (France)
7.00%, 10/15/2028 (a)	631,000	642,128
7.00%, 4/15/2032 (a)	433,000	445,336
Telecom Italia Capital SA (Italy)
6.00%, 9/30/2034	89,000	88,652
7.20%, 7/18/2036	131,000	138,664
7.72%, 6/4/2038	614,000	669,998
Telesat Canada (Canada)
5.63%, 12/6/2026 (a)	134,000	103,850
4.88%, 6/1/2027 (a)	65,000	47,287
TELUS Corp. (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.71%), 7.00%, 10/15/2055 (b)	658,000	675,227
Virgin Media Finance plc (United Kingdom) 5.00%, 7/15/2030 (a)	1,056,000	965,862
Virgin Media Secured Finance plc (United Kingdom)
5.50%, 5/15/2029 (a)	1,425,000	1,403,117
4.50%, 8/15/2030 (a)	330,000	309,802
Windstream Services LLC 8.25%, 10/1/2031 (a)	962,000	1,000,650
Zayo Group Holdings, Inc. 4.00%, 3/1/2027 (a)	771,000	745,830
		28,790,336
Electric Utilities — 1.9%
Alpha Generation LLC 6.75%, 10/15/2032 (a)	463,000	477,342
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electric Utilities — continued
DPL, Inc. 4.35%, 4/15/2029	106,000	104,911
Edison International
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.13%, 6/15/2053 (b)	202,000	202,072
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.66%), 7.88%, 6/15/2054 (b)	210,000	207,598
Emera, Inc. (Canada) Series 16-A, (3-MONTH SOFR + 5.44%), 6.75%, 6/15/2076 (b)	268,000	269,682
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (a)	140,000	131,719
Long Ridge Energy LLC 8.75%, 2/15/2032 (a)	259,000	268,268
NRG Energy, Inc.
3.38%, 2/15/2029 (a)	505,000	478,463
5.25%, 6/15/2029 (a)	927,000	924,250
5.75%, 7/15/2029 (a)	915,000	914,645
3.88%, 2/15/2032 (a)	115,000	105,628
6.00%, 2/1/2033 (a)	256,000	259,447
PacifiCorp (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.32%), 7.38%, 9/15/2055 (b)	509,000	528,169
Pattern Energy Operations LP 4.50%, 8/15/2028 (a)	272,000	265,083
PG&E Corp.
5.25%, 7/1/2030	720,000	701,690
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (b)	801,000	794,900
Vistra Operations Co. LLC
4.38%, 5/1/2029 (a)	1,053,000	1,029,210
7.75%, 10/15/2031 (a)	1,116,000	1,185,729
6.88%, 4/15/2032 (a)	972,000	1,020,121
XPLR Infrastructure Operating Partners LP
4.50%, 9/15/2027 (a)	464,000	455,086
7.25%, 1/15/2029 (a)	853,000	871,199
8.38%, 1/15/2031 (a)	88,000	92,025
8.63%, 3/15/2033 (a)	165,000	174,015
		11,461,252
Electrical Equipment — 0.2%
Atkore, Inc. 4.25%, 6/1/2031 (a)	200,000	185,746
EnerSys
4.38%, 12/15/2027 (a)	119,000	116,931
6.63%, 1/15/2032 (a)	141,000	145,233
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electrical Equipment — continued
Sensata Technologies BV
4.00%, 4/15/2029 (a)	301,000	288,306
5.88%, 9/1/2030 (a)	540,000	544,688
		1,280,904
Electronic Equipment, Instruments & Components — 0.3%
Coherent Corp. 5.00%, 12/15/2029 (a)	420,000	412,757
Crane NXT Co. 4.20%, 3/15/2048	173,000	104,916
Insight Enterprises, Inc. 6.63%, 5/15/2032 (a)	217,000	223,416
Sensata Technologies, Inc.
4.38%, 2/15/2030 (a)	377,000	362,942
3.75%, 2/15/2031 (a)	163,000	149,818
TTM Technologies, Inc. 4.00%, 3/1/2029 (a)	241,000	230,552
Zebra Technologies Corp. 6.50%, 6/1/2032 (a)	239,000	245,425
		1,729,826
Energy Equipment & Services — 1.8%
Archrock Partners LP
6.88%, 4/1/2027 (a)	86,000	86,078
6.25%, 4/1/2028 (a)	581,000	582,946
6.63%, 9/1/2032 (a)	122,000	125,061
Aris Water Holdings LLC 7.25%, 4/1/2030 (a)	210,000	221,576
Borr IHC Ltd. (Mexico)
10.00%, 11/15/2028 (a)	402,390	406,414
10.38%, 11/15/2030 (a)	431,487	434,723
Bristow Group, Inc. 6.88%, 3/1/2028 (a)	174,000	174,268
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (a)	241,000	255,625
Enerflex Ltd. (Canada) 9.00%, 10/15/2027 (a)	246,000	252,503
Global Marine, Inc. 7.00%, 6/1/2028	142,000	131,705
Helix Energy Solutions Group, Inc. 9.75%, 3/1/2029 (a)	136,000	141,555
Kodiak Gas Services LLC 7.25%, 2/15/2029 (a)	343,000	354,785
Nabors Industries Ltd. 7.50%, 1/15/2028 (a)	18,000	18,068
Nabors Industries, Inc.
7.38%, 5/15/2027 (a)	806,000	819,434
9.13%, 1/31/2030 (a)	65,000	66,607
8.88%, 8/15/2031 (a)	74,000	66,645
Nine Energy Service, Inc. 13.00%, 2/1/2028	182,000	88,125
Noble Finance II LLC 8.00%, 4/15/2030 (a)	642,000	664,659
Oceaneering International, Inc. 6.00%, 2/1/2028	158,000	159,636
Precision Drilling Corp. (Canada) 6.88%, 1/15/2029 (a)	174,000	175,477
Seadrill Finance Ltd. (Norway) 8.38%, 8/1/2030 (a)	399,000	414,369
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Energy Equipment & Services — continued
Star Holding LLC 8.75%, 8/1/2031 (a)	152,000	151,442
TGS ASA (Norway) 8.50%, 1/15/2030 (a)	169,000	172,486
Tidewater, Inc. 9.13%, 7/15/2030 (a)	101,000	107,766
Transocean Aquila Ltd. 8.00%, 9/30/2028 (a)	66,861	68,653
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	55,350	55,476
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	276,048	283,331
Transocean, Inc.
8.00%, 2/1/2027 (a)	579,000	577,978
8.25%, 5/15/2029 (a)	611,000	591,045
7.50%, 4/15/2031	417,000	369,742
6.80%, 3/15/2038	429,000	337,515
USA Compression Partners LP
6.88%, 9/1/2027	622,000	622,132
7.13%, 3/15/2029 (a)	135,000	138,385
Valaris Ltd. 8.38%, 4/30/2030 (a)	477,000	496,598
Vallourec SACA (France) 7.50%, 4/15/2032 (a)	395,000	419,484
Viridien (France) 10.00%, 10/15/2030 (a)	218,000	217,854
Weatherford International Ltd. 8.63%, 4/30/2030 (a)	696,000	713,336
		10,963,482
Entertainment — 1.2%
Allen Media LLC 10.50%, 2/15/2028 (a)	184,000	79,120
AMC Entertainment Holdings, Inc. 7.50%, 2/15/2029 (a)	150,000	121,125
Banijay Entertainment SAS (France) 8.13%, 5/1/2029 (a)	389,000	404,677
Cinemark USA, Inc.
5.25%, 7/15/2028 (a)	159,000	158,026
7.00%, 8/1/2032 (a)	415,000	429,976
Live Nation Entertainment, Inc.
4.75%, 10/15/2027 (a)	1,021,000	1,012,499
3.75%, 1/15/2028 (a)	181,000	176,044
Odeon Finco plc (United Kingdom) 12.75%, 11/1/2027 (a)	305,000	316,144
ROBLOX Corp. 3.88%, 5/1/2030 (a)	424,000	403,122
Starz Capital Holdings 1, Inc. 6.00%, 4/15/2030 (a)	230,000	210,147
Warnermedia Holdings, Inc.
3.76%, 3/15/2027	150,000	147,750
4.05%, 3/15/2029	656,000	623,200
4.28%, 3/15/2032	1,843,000	1,590,509
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	47

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Entertainment — continued
5.05%, 3/15/2042	1,086,000	731,693
5.14%, 3/15/2052	1,343,000	835,762
		7,239,794
Financial Services — 3.2%
Armor Holdco, Inc. 8.50%, 11/15/2029 (a)	152,000	148,511
Block, Inc.
3.50%, 6/1/2031	1,001,000	924,729
6.50%, 5/15/2032	1,289,000	1,335,570
Boost Newco Borrower LLC 7.50%, 1/15/2031 (a)	807,000	856,177
Burford Capital Global Finance LLC
6.88%, 4/15/2030 (a)	203,000	203,709
9.25%, 7/1/2031 (a)	629,000	669,579
CPI CG, Inc. 10.00%, 7/15/2029 (a)	141,000	147,592
Freedom Mortgage Corp.
12.00%, 10/1/2028 (a)	288,000	307,593
12.25%, 10/1/2030 (a)	599,000	664,335
Freedom Mortgage Holdings LLC
9.25%, 2/1/2029 (a)	125,000	130,637
9.13%, 5/15/2031 (a)	194,000	204,070
8.38%, 4/1/2032 (a)	109,000	112,421
7.88%, 4/1/2033 (a)	250,000	254,168
Jefferies Finance LLC
5.00%, 8/15/2028 (a)	317,000	307,636
6.63%, 10/15/2031 (a)	200,000	200,552
Jefferson Capital Holdings LLC
9.50%, 2/15/2029 (a)	199,000	211,426
8.25%, 5/15/2030 (a)	191,000	199,999
LD Holdings Group LLC 6.13%, 4/1/2028 (a)	309,000	272,065
Midcap Financial Issuer Trust
6.50%, 5/1/2028 (a)	416,000	414,691
5.63%, 1/15/2030 (a)	230,000	218,794
Mobius Merger Sub, Inc. 9.00%, 6/1/2030 (a)	232,000	205,013
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/2027 (a)	254,000	253,526
6.50%, 8/1/2029 (a)	257,000	263,118
5.75%, 11/15/2031 (a)	602,000	607,726
7.13%, 2/1/2032 (a)	710,000	738,144
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	627,000	679,870
Oxford Finance LLC 6.38%, 2/1/2027 (a)	196,000	195,799
Paysafe Finance plc 4.00%, 6/15/2029 (a)	168,000	156,403
PennyMac Financial Services, Inc.
4.25%, 2/15/2029 (a)	507,000	489,005
7.88%, 12/15/2029 (a)	750,000	797,170
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Financial Services — continued
7.13%, 11/15/2030 (a)	288,000	298,314
5.75%, 9/15/2031 (a)	468,000	459,181
6.88%, 2/15/2033 (a)	111,000	113,415
PHH Escrow Issuer LLC 9.88%, 11/1/2029 (a)	212,000	212,646
Planet Financial Group LLC 10.50%, 12/15/2029 (a)	292,000	302,039
Provident Funding Associates LP 9.75%, 9/15/2029 (a)	257,000	270,126
Rocket Cos., Inc. 6.13%, 8/1/2030 (a)	1,463,000	1,505,354
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	374,000	366,093
3.63%, 3/1/2029 (a)	306,000	291,728
3.88%, 3/1/2031 (a)	367,000	342,950
4.00%, 10/15/2033 (a)	1,033,000	931,337
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	701,000	726,842
Stena International SA (Sweden) 7.25%, 1/15/2031 (a)	528,000	538,491
United Wholesale Mortgage LLC
5.75%, 6/15/2027 (a)	263,000	262,696
5.50%, 4/15/2029 (a)	245,000	241,287
UWM Holdings LLC 6.63%, 2/1/2030 (a)	379,000	385,014
Walker & Dunlop, Inc. 6.63%, 4/1/2033 (a)	176,000	183,112
WEX, Inc. 6.50%, 3/15/2033 (a)	270,000	276,254
		19,876,907
Food Products — 1.5%
Aragvi Finance International DAC (Moldova, Republic of) 11.13%, 11/20/2029 (a)	248,000	250,012
B&G Foods, Inc.
5.25%, 9/15/2027	404,000	386,336
8.00%, 9/15/2028 (a)	178,000	174,951
Chobani LLC
4.63%, 11/15/2028 (a)	55,000	54,169
7.63%, 7/1/2029 (a)	683,000	713,065
Darling Ingredients, Inc.
5.25%, 4/15/2027 (a)	597,000	595,621
6.00%, 6/15/2030 (a)	87,000	87,943
Fiesta Purchaser, Inc. 7.88%, 3/1/2031 (a)	422,000	447,850
Froneri Lux FinCo. SARL (United Kingdom) 6.00%, 8/1/2032 (a)	265,000	266,447
Lamb Weston Holdings, Inc.
4.88%, 5/15/2028 (a)	89,000	88,450
4.13%, 1/31/2030 (a)	405,000	388,295
4.38%, 1/31/2032 (a)	487,000	458,124
Pilgrim's Pride Corp.
4.25%, 4/15/2031	915,000	881,237
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Food Products — continued
3.50%, 3/1/2032	367,000	331,626
6.25%, 7/1/2033	99,000	104,335
6.88%, 5/15/2034	64,000	70,078
Post Holdings, Inc.
5.50%, 12/15/2029 (a)	215,000	214,333
4.63%, 4/15/2030 (a)	1,264,000	1,218,980
4.50%, 9/15/2031 (a)	729,000	680,032
6.25%, 2/15/2032 (a)	519,000	533,151
6.25%, 10/15/2034 (a)	94,000	94,557
Simmons Foods, Inc. 4.63%, 3/1/2029 (a)	403,000	386,995
TreeHouse Foods, Inc. 4.00%, 9/1/2028	217,000	201,569
Viking Baked Goods Acquisition Corp. 8.63%, 11/1/2031 (a)	372,000	368,421
		8,996,577
Gas Utilities — 0.3%
AltaGas Ltd. (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.57%), 7.20%, 10/15/2054 (a) (b)	372,000	376,955
AmeriGas Partners LP
5.75%, 5/20/2027	463,000	462,026
9.38%, 6/1/2028 (a)	211,000	217,748
Ferrellgas LP 5.88%, 4/1/2029 (a)	351,000	324,938
Suburban Propane Partners LP
5.88%, 3/1/2027	100,000	99,490
5.00%, 6/1/2031 (a)	373,000	352,916
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	282,000	270,954
		2,105,027
Ground Transportation — 1.3%
Albion Financing 1 SARL (Luxembourg) 7.00%, 5/21/2030 (a)	548,000	565,483
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	475,000	473,009
4.75%, 4/1/2028 (a)	122,000	118,190
5.38%, 3/1/2029 (a)	200,000	194,044
8.25%, 1/15/2030 (a)	112,000	115,934
8.00%, 2/15/2031 (a)	75,000	77,384
8.38%, 6/15/2032 (a)	547,000	570,947
Beacon Mobility Corp. 7.25%, 8/1/2030 (a)	270,000	279,797
Brightline East LLC 11.00%, 1/31/2030 (a)	332,000	190,768
Carriage Purchaser, Inc. 7.88%, 10/15/2029 (a)	212,000	196,042
Clue Opco LLC 9.50%, 10/15/2031 (a)	307,000	326,834
Dcli Bidco LLC 7.75%, 11/15/2029 (a)	239,000	244,889
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Ground Transportation — continued
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (a)	499,000	528,489
8.63%, 5/15/2032 (a)	61,000	65,704
8.00%, 3/15/2033 (a)	399,000	423,902
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	294,000	278,725
Genesee & Wyoming, Inc. 6.25%, 4/15/2032 (a)	323,000	328,427
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	153,000	141,820
12.63%, 7/15/2029 (a)	865,000	898,911
5.00%, 12/1/2029 (a)	70,000	50,409
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	400,000	390,225
RXO, Inc. 7.50%, 11/15/2027 (a)	177,000	180,451
Star Leasing Co. LLC 7.63%, 2/15/2030 (a)	333,000	329,400
Watco Cos. LLC 7.13%, 8/1/2032 (a)	316,000	330,390
XPO CNW, Inc. 6.70%, 5/1/2034	123,000	128,649
XPO, Inc.
7.13%, 6/1/2031 (a)	65,000	67,660
7.13%, 2/1/2032 (a)	413,000	433,178
		7,929,661
Health Care Equipment & Supplies — 1.3%
Avantor Funding, Inc.
4.63%, 7/15/2028 (a)	1,008,000	992,060
3.88%, 11/1/2029 (a)	35,000	33,255
Bausch + Lomb Corp. 8.38%, 10/1/2028 (a)	593,000	617,698
DENTSPLY SIRONA, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.38%), 8.38%, 9/12/2055 (b)	271,000	275,850
Embecta Corp. 5.00%, 2/15/2030 (a)	212,000	198,662
Hologic, Inc.
4.63%, 2/1/2028 (a)	180,000	178,246
3.25%, 2/15/2029 (a)	437,000	417,495
Insulet Corp. 6.50%, 4/1/2033 (a)	148,000	153,439
Medline Borrower LP
3.88%, 4/1/2029 (a)	2,527,000	2,426,544
5.25%, 10/1/2029 (a)	1,201,000	1,189,324
Neogen Food Safety Corp. 8.63%, 7/20/2030 (a)	181,000	189,587
Sotera Health Holdings LLC 7.38%, 6/1/2031 (a)	354,000	372,105
Teleflex, Inc.
4.63%, 11/15/2027	373,000	368,951
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	49

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Equipment & Supplies — continued
4.25%, 6/1/2028 (a)	93,000	91,109
Varex Imaging Corp. 7.88%, 10/15/2027 (a)	167,000	170,285
		7,674,610
Health Care Providers & Services — 4.2%
180 Medical, Inc. (United Kingdom) 3.88%, 10/15/2029 (a)	328,000	314,599
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	507,000	504,443
5.00%, 4/15/2029 (a)	142,000	138,792
7.38%, 3/15/2033 (a)	39,000	40,614
AdaptHealth LLC
6.13%, 8/1/2028 (a)	473,000	471,073
4.63%, 8/1/2029 (a)	44,000	41,602
5.13%, 3/1/2030 (a)	129,000	123,042
AHP Health Partners, Inc. 5.75%, 7/15/2029 (a)	130,000	129,082
Community Health Systems, Inc.
6.00%, 1/15/2029 (a)	183,000	176,421
6.88%, 4/15/2029 (a)	285,000	226,575
6.13%, 4/1/2030 (a)	352,000	252,955
5.25%, 5/15/2030 (a)	509,000	456,229
4.75%, 2/15/2031 (a)	1,145,000	975,991
10.88%, 1/15/2032 (a)	1,087,000	1,150,297
9.75%, 1/15/2034 (a)	403,000	408,153
Concentra Health Services, Inc. 6.88%, 7/15/2032 (a)	313,000	324,473
CVS Health Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.52%), 6.75%, 12/10/2054 (b)	512,000	519,018
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 7.00%, 3/10/2055 (b)	797,000	829,763
DaVita, Inc.
4.63%, 6/1/2030 (a)	803,000	773,068
3.75%, 2/15/2031 (a)	1,184,000	1,080,404
6.88%, 9/1/2032 (a)	282,000	291,738
6.75%, 7/15/2033 (a)	482,000	499,558
Encompass Health Corp.
4.50%, 2/1/2028	452,000	447,669
4.63%, 4/1/2031	401,000	388,787
Global Medical Response, Inc. 10.00% (Blend (Cash 9.25% + PIK 0.75%)), 10/31/2028 (a) (c)	276,039	275,326
HAH Group Holding Co. LLC 9.75%, 10/1/2031 (a)	323,000	298,644
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Health Care Providers & Services — continued
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	282,000	272,606
Kedrion SpA (Italy) 6.50%, 9/1/2029 (a)	380,000	373,041
LifePoint Health, Inc.
5.38%, 1/15/2029 (a)	682,000	647,975
11.00%, 10/15/2030 (a)	224,000	246,932
8.38%, 2/15/2032 (a)	711,000	753,390
10.00%, 6/1/2032 (a)	209,000	215,248
Molina Healthcare, Inc.
4.38%, 6/15/2028 (a)	539,000	525,320
3.88%, 11/15/2030 (a)	608,000	558,481
3.88%, 5/15/2032 (a)	78,000	69,742
6.25%, 1/15/2033 (a)	72,000	72,512
MPH Acquisition Holdings LLC
5.75%, 12/31/2030 (a)	649,000	567,674
11.50% (Blend (Cash 6.50% + PIK 5.00%)), 12/31/2030 (a) (c)	8,200	8,306
6.75% (Blend (Cash 6.00% + PIK 0.75%)), 3/31/2031 (a) (c)	92,345	74,136
Option Care Health, Inc. 4.38%, 10/31/2029 (a)	241,000	232,394
Owens & Minor, Inc.
4.50%, 3/31/2029 (a)	96,000	81,535
6.63%, 4/1/2030 (a)	658,000	570,770
Paradigm Parent LLC and Paradigm Parent CO-Issuer, Inc. 8.75%, 4/17/2032 (a)	216,000	206,330
Pediatrix Medical Group, Inc. 5.38%, 2/15/2030 (a)	197,000	194,877
Prime Healthcare Services, Inc. 9.38%, 9/1/2029 (a)	681,000	702,731
Radiology Partners, Inc.
9.78% (PIK), 2/15/2030 (a) (c)	580,666	561,259
8.50%, 7/15/2032 (a)	282,000	287,882
Select Medical Corp. 6.25%, 12/1/2032 (a)	233,000	234,347
Star Parent, Inc. 9.00%, 10/1/2030 (a)	466,000	493,329
Surgery Center Holdings, Inc. 7.25%, 4/15/2032 (a)	379,000	393,056
Team Health Holdings, Inc. 8.38%, 6/30/2028 (a)	201,000	203,466
Tenet Healthcare Corp.
4.63%, 6/15/2028	353,000	348,994
6.13%, 10/1/2028	863,000	863,623
4.25%, 6/1/2029	1,109,000	1,079,637
4.38%, 1/15/2030	195,000	189,359
6.75%, 5/15/2031	2,141,000	2,225,268
6.88%, 11/15/2031	717,000	769,938
SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
Toledo Hospital (The) Series B, 5.33%, 11/15/2028	395,000	398,275
US Acute Care Solutions LLC 9.75%, 5/15/2029 (a)	467,000	479,247
		26,039,996
Health Care REITs — 0.4%
Diversified Healthcare Trust
4.75%, 2/15/2028	216,000	203,455
4.38%, 3/1/2031	218,000	185,123
MPT Operating Partnership LP
5.00%, 10/15/2027	918,000	869,596
4.63%, 8/1/2029	221,000	174,206
3.50%, 3/15/2031	1,218,000	857,173
		2,289,553
Health Care Technology — 0.3%
IQVIA, Inc.
6.50%, 5/15/2030 (a)	732,000	759,048
6.25%, 6/1/2032 (a)	1,250,000	1,288,521
		2,047,569
Hotel & Resort REITs — 0.9%
Park Intermediate Holdings LLC
5.88%, 10/1/2028 (a)	164,000	163,833
4.88%, 5/15/2029 (a)	687,000	668,699
7.00%, 2/1/2030 (a)	96,000	99,128
Pebblebrook Hotel LP 6.38%, 10/15/2029 (a)	197,000	199,071
RHP Hotel Properties LP
4.75%, 10/15/2027	120,000	119,694
7.25%, 7/15/2028 (a)	238,000	244,960
4.50%, 2/15/2029 (a)	683,000	667,447
6.50%, 4/1/2032 (a)	347,000	356,648
6.50%, 6/15/2033 (a)	74,000	76,432
RLJ Lodging Trust LP 4.00%, 9/15/2029 (a)	345,000	323,734
Service Properties Trust
4.75%, 10/1/2026	179,000	177,348
4.95%, 2/15/2027	238,000	230,749
5.50%, 12/15/2027	676,000	667,164
4.95%, 10/1/2029	74,000	65,470
4.38%, 2/15/2030	363,000	308,797
8.88%, 6/15/2032	561,000	578,967
XHR LP 4.88%, 6/1/2029 (a)	413,000	401,861
		5,350,002
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Hotels, Restaurants & Leisure — 6.7%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (a)	686,000	667,731
4.38%, 1/15/2028 (a)	888,000	873,330
3.50%, 2/15/2029 (a)	81,000	77,066
6.13%, 6/15/2029 (a)	182,000	186,415
4.00%, 10/15/2030 (a)	1,507,000	1,409,073
Affinity Interactive 6.88%, 12/15/2027 (a)	238,000	136,733
Bloomin' Brands, Inc. 5.13%, 4/15/2029 (a)	182,000	158,177
Boyd Gaming Corp. 4.75%, 6/15/2031 (a)	845,000	813,293
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	299,000	293,541
Brightstar Lottery plc 5.25%, 1/15/2029 (a)	656,000	652,385
Brinker International, Inc. 8.25%, 7/15/2030 (a)	149,000	158,436
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (a)	670,000	638,874
7.00%, 2/15/2030 (a)	834,000	862,454
6.50%, 2/15/2032 (a)	1,009,000	1,034,411
6.00%, 10/15/2032 (a)	191,000	187,267
Carnival Corp.
6.00%, 5/1/2029 (a)	807,000	817,464
5.75%, 3/15/2030 (a)	1,022,000	1,047,756
5.88%, 6/15/2031 (a)	1,008,000	1,033,346
5.75%, 8/1/2032 (a)	215,000	218,548
6.13%, 2/15/2033 (a)	817,000	838,981
Churchill Downs, Inc.
5.50%, 4/1/2027 (a)	50,000	49,882
4.75%, 1/15/2028 (a)	100,000	98,920
5.75%, 4/1/2030 (a)	1,108,000	1,108,175
6.75%, 5/1/2031 (a)	82,000	84,278
Fertitta Entertainment LLC
4.63%, 1/15/2029 (a)	413,000	394,808
6.75%, 1/15/2030 (a)	579,000	544,520
Full House Resorts, Inc. 8.25%, 2/15/2028 (a)	194,000	185,745
Genting New York LLC 7.25%, 10/1/2029 (a)	200,000	207,693
Great Canadian Gaming Corp. (Canada) 8.75%, 11/15/2029 (a)	267,000	254,821
Hilton Domestic Operating Co., Inc.
3.75%, 5/1/2029 (a)	861,000	825,734
4.88%, 1/15/2030	558,000	556,463
4.00%, 5/1/2031 (a)	753,000	709,355
3.63%, 2/15/2032 (a)	1,215,000	1,109,012
5.88%, 3/15/2033 (a)	420,000	428,624
Hilton Grand Vacations Borrower LLC
4.88%, 7/1/2031 (a)	743,000	691,817
6.63%, 1/15/2032 (a)	306,000	312,242
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	51

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (a)	249,000	241,448
Life Time, Inc. 6.00%, 11/15/2031 (a)	239,000	241,542
Light & Wonder International, Inc.
7.00%, 5/15/2028 (a)	542,000	543,286
7.25%, 11/15/2029 (a)	212,000	217,491
Lindblad Expeditions LLC 7.00%, 9/15/2030 (a)	100,000	102,410
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a)	239,000	192,202
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028	268,000	262,919
4.50%, 6/15/2029 (a)	132,000	127,558
Merlin Entertainments Group US Holdings, Inc. (United Kingdom) 7.38%, 2/15/2031 (a)	210,000	179,535
MGM Resorts International
4.75%, 10/15/2028	801,000	796,131
6.13%, 9/15/2029	63,000	64,346
6.50%, 4/15/2032	597,000	612,672
Midwest Gaming Borrower LLC 4.88%, 5/1/2029 (a)	318,000	307,639
Mohegan Tribal Gaming Authority
8.25%, 4/15/2030 (a)	271,000	280,053
11.88%, 4/15/2031 (a)	386,000	406,629
Motion Finco Sarl (United Kingdom) 8.38%, 2/15/2032 (a)	460,000	396,785
NCL Corp. Ltd.
5.88%, 2/15/2027 (a)	913,000	914,918
8.13%, 1/15/2029 (a)	161,000	169,307
7.75%, 2/15/2029 (a)	38,000	40,591
6.25%, 3/1/2030 (a)	252,000	255,730
6.75%, 2/1/2032 (a)	777,000	801,330
NCL Finance Ltd. 6.13%, 3/15/2028 (a)	60,000	60,850
Ontario Gaming GTA LP (Canada) 8.00%, 8/1/2030 (a)	174,000	175,262
Papa John's International, Inc. 3.88%, 9/15/2029 (a)	163,000	156,478
Penn Entertainment, Inc.
5.63%, 1/15/2027 (a)	93,000	92,907
4.13%, 7/1/2029 (a)	276,000	257,229
Premier Entertainment Sub LLC
5.63%, 9/1/2029 (a)	319,000	185,818
5.88%, 9/1/2031 (a)	280,000	162,400
Raising Cane's Restaurants LLC 9.38%, 5/1/2029 (a)	245,000	258,257
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Hotels, Restaurants & Leisure — continued
Resorts World Las Vegas LLC
4.63%, 4/16/2029 (a)	200,000	180,080
4.63%, 4/6/2031 (a)	500,000	418,000
Rivers Enterprise Borrower LLC 6.63%, 2/1/2033 (a)	249,000	251,784
Sabre GLBL, Inc.
8.63%, 6/1/2027 (a)	222,000	224,695
10.75%, 11/15/2029 (a)	85,000	82,173
11.13%, 7/15/2030 (a)	806,000	789,961
Scientific Games Holdings LP 6.63%, 3/1/2030 (a)	378,000	362,768
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (a)	271,000	265,992
Six Flags Entertainment Corp.
5.50%, 4/15/2027 (a)	337,000	336,103
5.25%, 7/15/2029	84,000	81,331
7.25%, 5/15/2031 (a)	687,000	690,291
6.63%, 5/1/2032 (a)	355,000	360,769
Speedway Motorsports LLC 4.88%, 11/1/2027 (a)	156,000	154,452
Station Casinos LLC
4.50%, 2/15/2028 (a)	190,000	187,270
4.63%, 12/1/2031 (a)	117,000	110,714
6.63%, 3/15/2032 (a)	447,000	459,752
TKC Holdings, Inc.
6.88%, 5/15/2028 (a)	205,000	205,928
10.50%, 5/15/2029 (a)	254,000	259,330
Travel + Leisure Co.
6.63%, 7/31/2026 (a)	494,000	498,129
6.00%, 4/1/2027 (g)	248,000	251,245
4.50%, 12/1/2029 (a)	35,000	33,905
4.63%, 3/1/2030 (a)	70,000	67,433
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	470,000	486,821
Viking Cruises Ltd.
5.88%, 9/15/2027 (a)	121,000	120,839
7.00%, 2/15/2029 (a)	709,000	713,835
9.13%, 7/15/2031 (a)	125,000	134,676
Viking Ocean Cruises Ship VII Ltd. 5.63%, 2/15/2029 (a)	23,000	22,985
VOC Escrow Ltd. 5.00%, 2/15/2028 (a)	342,000	340,024
Voyager Parent LLC 9.25%, 7/1/2032 (a)	916,000	966,721
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	188,000	183,547
Wynn Las Vegas LLC 5.25%, 5/15/2027 (a)	366,000	366,244
SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	274,000	273,477
7.13%, 2/15/2031 (a)	721,000	776,097
6.25%, 3/15/2033 (a)	115,000	116,415
Yum! Brands, Inc.
4.75%, 1/15/2030 (a)	114,000	113,071
3.63%, 3/15/2031	526,000	489,237
4.63%, 1/31/2032	719,000	695,004
5.38%, 4/1/2032	876,000	881,244
6.88%, 11/15/2037	88,000	95,727
		41,219,162
Household Durables — 1.9%
Adams Homes, Inc. 9.25%, 10/15/2028 (a)	117,000	121,475
Ashton Woods USA LLC
4.63%, 4/1/2030 (a)	412,000	388,736
6.88%, 8/1/2033 (a)	126,000	126,247
Beazer Homes USA, Inc.
5.88%, 10/15/2027	230,000	229,558
7.25%, 10/15/2029	220,000	222,277
Brookfield Residential Properties, Inc. (Canada)
6.25%, 9/15/2027 (a)	507,000	505,029
4.88%, 2/15/2030 (a)	134,000	122,887
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (a)	298,000	227,022
Century Communities, Inc.
6.75%, 6/1/2027	49,000	49,099
3.88%, 8/15/2029 (a)	415,000	386,573
Dream Finders Homes, Inc. 8.25%, 8/15/2028 (a)	153,000	158,611
Empire Communities Corp. (Canada) 9.75%, 5/1/2029 (a)	228,000	232,560
FXI Holdings, Inc. 12.25%, 11/15/2026 (a)	447,000	398,947
Installed Building Products, Inc. 5.75%, 2/1/2028 (a)	155,000	154,722
K. Hovnanian Enterprises, Inc. 11.75%, 9/30/2029 (a)	207,000	223,813
KB Home
6.88%, 6/15/2027	443,000	452,283
7.25%, 7/15/2030	70,000	72,025
4.00%, 6/15/2031	92,000	85,596
LGI Homes, Inc.
8.75%, 12/15/2028 (a)	71,000	74,371
4.00%, 7/15/2029 (a)	102,000	93,235
7.00%, 11/15/2032 (a)	343,000	334,512
M/I Homes, Inc. 4.95%, 2/1/2028	302,000	298,833
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Household Durables — continued
Mattamy Group Corp. (Canada)
5.25%, 12/15/2027 (a)	140,000	139,526
4.63%, 3/1/2030 (a)	328,000	314,197
New Home Co., Inc. (The) 9.25%, 10/1/2029 (a)	282,000	297,804
Newell Brands, Inc.
6.38%, 9/15/2027	100,000	101,106
8.50%, 6/1/2028 (a)	55,000	58,065
6.63%, 9/15/2029	313,000	314,521
6.63%, 5/15/2032	877,000	856,074
6.87%, 4/1/2036 (g)	157,000	153,416
7.00%, 4/1/2046 (g)	341,000	296,323
Shea Homes LP 4.75%, 2/15/2028	323,000	318,649
Somnigroup International, Inc.
4.00%, 4/15/2029 (a)	598,000	574,811
3.88%, 10/15/2031 (a)	90,000	82,336
STL Holding Co. LLC 8.75%, 2/15/2029 (a)	148,000	155,024
SWF Holdings I Corp. 6.50%, 10/1/2029 (a)	48,000	19,200
Taylor Morrison Communities, Inc.
5.88%, 6/15/2027 (a)	116,000	116,794
5.13%, 8/1/2030 (a)	521,000	519,487
TopBuild Corp. 4.13%, 2/15/2032 (a)	395,000	368,142
Tri Pointe Homes, Inc.
5.25%, 6/1/2027	84,000	83,962
5.70%, 6/15/2028	198,000	201,204
Whirlpool Corp.
4.75%, 2/26/2029	459,000	453,188
2.40%, 5/15/2031	246,000	206,672
5.50%, 3/1/2033	420,000	404,724
5.75%, 3/1/2034	154,000	149,357
4.50%, 6/1/2046	343,000	258,316
4.60%, 5/15/2050	342,000	254,382
		11,655,691
Household Products — 0.3%
Central Garden & Pet Co.
4.13%, 10/15/2030	410,000	387,795
4.13%, 4/30/2031 (a)	156,000	145,372
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	483,000	474,947
4.38%, 3/31/2029 (a)	248,000	237,422
Kronos Acquisition Holdings, Inc. (Canada)
8.25%, 6/30/2031 (a)	311,000	230,918
10.75%, 6/30/2032 (a)	382,000	191,430
		1,667,884
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	53

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Independent Power and Renewable Electricity Producers — 0.9%
AES Corp. (The)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 7.60%, 1/15/2055 (b)	262,000	269,212
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 6.95%, 7/15/2055 (b)	455,000	440,205
Atlantica Sustainable Infrastructure Ltd. (Spain) 4.13%, 6/15/2028 (a)	516,000	499,732
Calpine Corp.
4.50%, 2/15/2028 (a)	688,000	681,403
5.13%, 3/15/2028 (a)	161,000	160,882
5.00%, 2/1/2031 (a)	537,000	532,618
3.75%, 3/1/2031 (a)	765,000	726,864
Clearway Energy Operating LLC
4.75%, 3/15/2028 (a)	735,000	726,811
3.75%, 2/15/2031 (a)	109,000	100,259
3.75%, 1/15/2032 (a)	47,000	42,310
Lightning Power LLC 7.25%, 8/15/2032 (a)	680,000	721,379
Talen Energy Supply LLC 8.63%, 6/1/2030 (a)	533,000	569,158
TransAlta Corp. (Canada) 6.50%, 3/15/2040	339,000	333,372
		5,804,205
Insurance — 2.6%
Acrisure LLC
8.25%, 2/1/2029 (a)	965,000	1,002,362
4.25%, 2/15/2029 (a)	260,000	250,414
8.50%, 6/15/2029 (a)	512,000	538,338
7.50%, 11/6/2030 (a)	97,000	100,501
Alliant Holdings Intermediate LLC
4.25%, 10/15/2027 (a)	126,000	124,211
6.75%, 4/15/2028 (a)	991,000	1,010,912
7.00%, 1/15/2031 (a)	753,000	778,784
6.50%, 10/1/2031 (a)	838,000	856,625
7.38%, 10/1/2032 (a)	269,000	277,133
AmWINS Group, Inc.
6.38%, 2/15/2029 (a)	625,000	640,554
4.88%, 6/30/2029 (a)	59,000	57,559
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc. 7.50%, 7/15/2033 (a)	166,000	169,568
APH Somerset Investor 2 LLC 7.88%, 11/1/2029 (a)	318,000	330,015
Ardonagh Finco Ltd. (United Kingdom) 7.75%, 2/15/2031 (a)	801,000	838,216
Ardonagh Group Finance Ltd. (United Kingdom) 8.88%, 2/15/2032 (a)	474,000	501,722
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Insurance — continued
Assurant, Inc. (3-MONTH SOFR + 4.14%), 7.00%, 3/27/2048 (b)	156,000	159,630
Baldwin Insurance Group Holdings LLC 7.13%, 5/15/2031 (a)	285,000	295,785
BroadStreet Partners, Inc. 5.88%, 4/15/2029 (a)	347,000	345,091
Fidelis Insurance Holdings Ltd. (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.28%), 7.75%, 6/15/2055 (b)	235,000	248,078
Global Atlantic Fin Co.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.80%), 4.70%, 10/15/2051 (a) (b)	89,000	87,564
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.61%), 7.95%, 10/15/2054 (a) (b)	492,000	517,730
Howden UK Refinance plc (United Kingdom) 7.25%, 2/15/2031 (a)	553,000	571,151
HUB International Ltd.
5.63%, 12/1/2029 (a)	196,000	196,663
7.25%, 6/15/2030 (a)	1,418,000	1,483,191
7.38%, 1/31/2032 (a)	869,000	914,041
Jones Deslauriers Insurance Management, Inc. (Canada)
8.50%, 3/15/2030 (a)	355,000	375,482
10.50%, 12/15/2030 (a)	166,000	176,063
Liberty Mutual Group, Inc.
7.80%, 3/15/2037 (a)	129,000	147,978
4.30%, 2/1/2061 (a)	797,000	501,618
Panther Escrow Issuer LLC 7.13%, 6/1/2031 (a)	1,343,000	1,393,618
Ryan Specialty LLC
4.38%, 2/1/2030 (a)	58,000	56,057
5.88%, 8/1/2032 (a)	666,000	670,556
USI, Inc. 7.50%, 1/15/2032 (a)	288,000	305,148
Wilton RE Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.27%), 6.00%, 10/22/2030 (a) (b) (d) (e)	197,000	195,102
		16,117,460
Interactive Media & Services — 0.2%
Cars.com, Inc. 6.38%, 11/1/2028 (a)	205,000	204,847
Snap, Inc.
6.88%, 3/1/2033 (a)	681,000	688,078
6.88%, 3/15/2034 (a)	185,000	185,484
SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Interactive Media & Services — continued
Ziff Davis, Inc. 4.63%, 10/15/2030 (a)	225,000	212,085
ZipRecruiter, Inc. 5.00%, 1/15/2030 (a)	276,000	223,593
		1,514,087
IT Services — 1.1%
Acuris Finance US, Inc. 9.00%, 8/1/2029 (a)	400,000	412,000
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	197,000	197,448
Arches Buyer, Inc.
4.25%, 6/1/2028 (a)	16,000	15,561
6.13%, 12/1/2028 (a)	667,000	646,774
ASGN, Inc. 4.63%, 5/15/2028 (a)	271,000	265,228
Cablevision Lightpath LLC 5.63%, 9/15/2028 (a)	359,000	355,761
Cogent Communications Group LLC
7.00%, 6/15/2027 (a)	454,000	452,328
6.50%, 7/1/2032 (a)	125,000	118,994
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	259,000	247,819
CoreWeave, Inc.
9.25%, 6/1/2030 (a)	1,430,000	1,435,127
9.00%, 2/1/2031 (a)	149,000	147,509
Fortress Intermediate 3, Inc. 7.50%, 6/1/2031 (a)	325,000	341,812
ION Trading Technologies Sarl (Luxembourg) 9.50%, 5/30/2029 (a)	582,000	606,219
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	379,000	361,229
Newfold Digital Holdings Group, Inc. 11.75%, 10/15/2028 (a)	136,000	88,740
Twilio, Inc.
3.63%, 3/15/2029	48,000	45,816
3.88%, 3/15/2031	378,000	353,056
Unisys Corp. 10.63%, 1/15/2031 (a)	304,000	316,513
Virtusa Corp. 7.13%, 12/15/2028 (a)	177,000	172,482
		6,580,416
Leisure Products — 0.1%
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (a)	338,000	352,662
Life Sciences Tools & Services — 0.1%
Charles River Laboratories International, Inc.
4.25%, 5/1/2028 (a)	183,000	178,714
3.75%, 3/15/2029 (a)	43,000	40,766
4.00%, 3/15/2031 (a)	416,000	384,843
Fortrea Holdings, Inc. 7.50%, 7/1/2030 (a)	271,000	258,189
		862,512
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Machinery — 1.1%
Amsted Industries, Inc.
4.63%, 5/15/2030 (a)	151,000	145,395
6.38%, 3/15/2033 (a)	255,000	261,193
ATS Corp. (Canada) 4.13%, 12/15/2028 (a)	158,000	151,145
Calderys Financing LLC (France) 11.25%, 6/1/2028 (a)	323,000	341,849
Chart Industries, Inc.
7.50%, 1/1/2030 (a)	511,000	535,573
9.50%, 1/1/2031 (a)	319,000	341,637
Enpro, Inc. 6.13%, 6/1/2033 (a)	172,000	175,511
Esab Corp. 6.25%, 4/15/2029 (a)	316,000	324,916
GrafTech Finance, Inc. 4.63%, 12/23/2029 (a)	37,000	26,270
GrafTech Global Enterprises, Inc. 9.88%, 12/23/2029 (a)	165,000	140,250
Hillenbrand, Inc.
6.25%, 2/15/2029	310,000	316,679
3.75%, 3/1/2031	214,000	196,757
Husky Injection Molding Systems Ltd. (Canada) 9.00%, 2/15/2029 (a)	449,000	471,153
Manitowoc Co., Inc. (The) 9.25%, 10/1/2031 (a)	158,000	166,297
Maxim Crane Works Holdings Capital LLC 11.50%, 9/1/2028 (a)	216,000	228,247
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	195,000	187,492
New Flyer Holdings, Inc. (Canada) 9.25%, 7/1/2030 (a)	272,000	291,773
Park-Ohio Industries, Inc. 8.50%, 8/1/2030 (a)	140,000	142,369
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	214,000	208,177
SPX FLOW, Inc. 8.75%, 4/1/2030 (a)	192,000	198,942
Terex Corp.
5.00%, 5/15/2029 (a)	510,000	501,650
6.25%, 10/15/2032 (a)	115,000	116,414
Titan International, Inc. 7.00%, 4/30/2028	173,000	173,345
TK Elevator US Newco, Inc. (Germany) 5.25%, 7/15/2027 (a)	586,000	584,337
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	280,000	289,544
Wabash National Corp. 4.50%, 10/15/2028 (a)	207,000	189,980
		6,706,895
Marine Transportation — 0.0% ^
Danaos Corp. (Greece) 8.50%, 3/1/2028 (a)	123,000	124,861
Media — 6.9%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	287,000	238,230
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	55

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
AMC Networks, Inc.
10.25%, 1/15/2029 (a)	374,000	389,297
4.25%, 2/15/2029	185,000	152,279
10.50%, 7/15/2032 (a)	130,000	134,263
Block Communications, Inc. 4.88%, 3/1/2028 (a)	156,000	146,869
Cable One, Inc. 4.00%, 11/15/2030 (a)	198,000	163,808
Clear Channel Outdoor Holdings, Inc.
7.50%, 6/1/2029 (a)	1,085,000	1,008,717
7.88%, 4/1/2030 (a)	946,000	985,420
7.50%, 3/15/2033 (a)	120,000	122,142
CMG Media Corp. 8.88%, 6/18/2029 (a)	249,000	232,000
CSC Holdings LLC
5.50%, 4/15/2027 (a)	922,000	886,697
5.38%, 2/1/2028 (a)	943,000	865,415
11.75%, 1/31/2029 (a)	404,000	370,564
6.50%, 2/1/2029 (a)	909,000	716,418
5.75%, 1/15/2030 (a)	760,000	357,109
4.13%, 12/1/2030 (a)	599,000	392,487
4.63%, 12/1/2030 (a)	1,278,000	559,914
3.38%, 2/15/2031 (a)	361,000	230,895
4.50%, 11/15/2031 (a)	771,000	500,160
5.00%, 11/15/2031 (a)	627,000	272,690
Directv Financing LLC
5.88%, 8/15/2027 (a)	1,796,000	1,787,019
8.88%, 2/1/2030 (a)	135,000	134,014
10.00%, 2/15/2031 (a)	911,000	905,642
Discovery Communications LLC
3.95%, 3/20/2028	50,000	48,331
3.63%, 5/15/2030	1,059,000	955,292
DISH DBS Corp.
7.75%, 7/1/2026	346,000	336,485
5.25%, 12/1/2026 (a)	1,282,000	1,243,588
7.38%, 7/1/2028	749,000	677,845
5.75%, 12/1/2028 (a)	1,005,000	945,719
5.13%, 6/1/2029	362,000	298,831
DISH Network Corp. 11.75%, 11/15/2027 (a)	1,095,000	1,157,709
Dotdash Meredith, Inc. 7.63%, 6/15/2032 (a)	154,000	150,874
EchoStar Corp.
10.75%, 11/30/2029	2,611,000	2,810,088
6.75% (PIK), 11/30/2030 (c)	827,602	801,901
Gray Media, Inc.
10.50%, 7/15/2029 (a)	652,000	709,670
4.75%, 10/15/2030 (a)	690,000	517,886
5.38%, 11/15/2031 (a)	889,000	655,436
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Media — continued
9.63%, 7/15/2032 (a)	84,000	84,429
iHeartCommunications, Inc.
9.13%, 5/1/2029 (a)	444,846	381,138
10.88%, 5/1/2030 (a)	478,291	282,966
7.75%, 8/15/2030 (a)	145,000	115,051
Lamar Media Corp.
3.75%, 2/15/2028	568,000	552,265
4.88%, 1/15/2029	72,000	71,030
4.00%, 2/15/2030	235,000	223,401
3.63%, 1/15/2031	65,000	60,191
LCPR Senior Secured Financing DAC (Puerto Rico)
6.75%, 10/15/2027 (a)	646,000	402,802
5.13%, 7/15/2029 (a)	235,000	135,105
McGraw-Hill Education, Inc.
5.75%, 8/1/2028 (a)	587,000	590,055
8.00%, 8/1/2029 (a)	82,000	83,656
7.38%, 9/1/2031 (a)	293,000	307,589
Midcontinent Communications 8.00%, 8/15/2032 (a)	310,000	322,958
Neptune Bidco US, Inc. 9.29%, 4/15/2029 (a)	1,165,000	1,158,581
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	393,000	392,574
4.75%, 11/1/2028 (a)	463,000	454,487
Outfront Media Capital LLC
5.00%, 8/15/2027 (a)	212,000	210,278
4.25%, 1/15/2029 (a)	449,000	431,529
4.63%, 3/15/2030 (a)	312,000	297,723
Paramount Global
(3-MONTH SOFR + 3.90%), 6.25%, 2/28/2057 (b)	100,000	97,345
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.00%), 6.38%, 3/30/2062 (b)	624,000	625,041
Radiate Holdco LLC
6.25% (Blend (Cash 4.75% + PIK 1.50%)), 9/25/2029 (a) (c)	227,360	201,593
9.25% (Blend (Cash 6.00% + PIK 3.25%)), 3/25/2030 (a) (c)	313,740	194,033
Scripps Escrow II, Inc.
3.88%, 1/15/2029 (a)	438,000	387,956
5.38%, 1/15/2031 (a)	335,000	236,293
Sinclair Television Group, Inc.
5.50%, 3/1/2030 (a)	6,000	4,935
8.13%, 2/15/2033 (a)	930,000	952,785
9.75%, 2/15/2033 (a)	275,000	300,781
SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
Sirius XM Radio LLC
3.13%, 9/1/2026 (a)	555,000	551,570
5.00%, 8/1/2027 (a)	1,254,000	1,248,340
4.00%, 7/15/2028 (a)	440,000	424,637
5.50%, 7/1/2029 (a)	859,000	857,774
4.13%, 7/1/2030 (a)	604,000	561,602
Stagwell Global LLC 5.63%, 8/15/2029 (a)	512,000	493,831
Sunrise FinCo. I BV (Netherlands) 4.88%, 7/15/2031 (a)	572,000	546,523
TEGNA, Inc.
4.63%, 3/15/2028	40,000	39,668
5.00%, 9/15/2029	884,000	884,918
Univision Communications, Inc.
8.00%, 8/15/2028 (a)	1,213,000	1,259,005
7.38%, 6/30/2030 (a)	489,000	491,670
8.50%, 7/31/2031 (a)	940,000	968,633
Urban One, Inc. 7.38%, 2/1/2028 (a)	151,000	76,821
VZ Secured Financing BV (Netherlands) 5.00%, 1/15/2032 (a)	709,000	629,591
Ziggo Bond Co. BV (Netherlands) 5.13%, 2/28/2030 (a)	227,000	200,360
Ziggo BV (Netherlands) 4.88%, 1/15/2030 (a)	613,000	575,277
		42,230,494
Metals & Mining — 2.3%
Alcoa Nederland Holding BV 7.13%, 3/15/2031 (a)	621,000	654,982
Algoma Steel, Inc. (Canada) 9.13%, 4/15/2029 (a)	168,000	148,923
Alumina Pty. Ltd. 6.13%, 3/15/2030 (a)	330,000	335,323
Arsenal AIC Parent LLC
8.00%, 10/1/2030 (a)	353,000	373,893
11.50%, 10/1/2031 (a)	175,000	194,623
Baffinland Iron Mines Corp. (Canada) 8.75%, 7/15/2026 (a)	272,000	254,724
Big River Steel LLC 6.63%, 1/31/2029 (a)	309,000	309,499
Carpenter Technology Corp.
6.38%, 7/15/2028	171,000	171,509
7.63%, 3/15/2030	161,000	165,773
Century Aluminum Co. 6.88%, 8/1/2032 (a)	173,000	176,820
Cleveland-Cliffs, Inc.
5.88%, 6/1/2027	207,000	206,749
6.88%, 11/1/2029 (a)	64,000	65,001
6.75%, 4/15/2030 (a)	716,000	723,980
4.88%, 3/1/2031 (a)	442,000	404,120
7.50%, 9/15/2031 (a)	253,000	256,476
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Metals & Mining — continued
7.00%, 3/15/2032 (a)	381,000	378,770
7.38%, 5/1/2033 (a)	627,000	624,720
Coeur Mining, Inc. 5.13%, 2/15/2029 (a)	101,000	98,377
Commercial Metals Co.
3.88%, 2/15/2031	68,000	63,121
4.38%, 3/15/2032	328,000	307,256
Compass Minerals International, Inc.
6.75%, 12/1/2027 (a)	239,000	238,829
8.00%, 7/1/2030 (a)	64,000	66,943
Constellium SE 5.63%, 6/15/2028 (a)	322,000	320,156
Eldorado Gold Corp. (Turkey) 6.25%, 9/1/2029 (a)	239,000	239,896
Fortescue Treasury Pty. Ltd. (Australia)
4.50%, 9/15/2027 (a)	356,000	352,746
5.88%, 4/15/2030 (a)	991,000	1,012,070
4.38%, 4/1/2031 (a)	182,000	173,059
Hecla Mining Co. 7.25%, 2/15/2028	126,000	127,251
Hudbay Minerals, Inc. (Canada)
4.50%, 4/1/2026 (a)	81,000	80,444
6.13%, 4/1/2029 (a)	159,000	160,738
IAMGOLD Corp. (Burkina Faso) 5.75%, 10/15/2028 (a)	218,000	216,263
Infrabuild Australia Pty. Ltd. (Australia) 14.50%, 11/15/2028 (a)	250,000	270,044
JW Aluminum Continuous Cast Co. 10.25%, 4/1/2030 (a)	175,000	180,950
Kaiser Aluminum Corp.
4.63%, 3/1/2028 (a)	117,000	115,002
4.50%, 6/1/2031 (a)	381,000	357,420
Mineral Resources Ltd. (Australia)
8.13%, 5/1/2027 (a)	331,000	331,188
8.00%, 11/1/2027 (a)	644,000	655,481
9.25%, 10/1/2028 (a)	257,000	268,672
8.50%, 5/1/2030 (a)	96,000	99,641
New Gold, Inc. (Canada) 6.88%, 4/1/2032 (a)	196,000	204,304
Novelis Corp.
4.75%, 1/30/2030 (a)	1,473,000	1,416,532
3.88%, 8/15/2031 (a)	275,000	249,396
Perenti Finance Pty. Ltd. (Australia) 7.50%, 4/26/2029 (a)	249,000	259,894
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	212,000	193,532
Taseko Mines Ltd. (Canada) 8.25%, 5/1/2030 (a)	212,000	222,891
TMS International Corp. 6.25%, 4/15/2029 (a)	139,000	134,343
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	57

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Metals & Mining — continued
United States Steel Corp.
6.88%, 3/1/2029	77,000	77,578
6.65%, 6/1/2037	242,000	251,541
		14,191,443
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a)	188,000	180,741
Blackstone Mortgage Trust, Inc.
3.75%, 1/15/2027 (a)	297,000	290,387
7.75%, 12/1/2029 (a)	55,000	58,647
Ladder Capital Finance Holdings LLLP
4.25%, 2/1/2027 (a)	657,000	646,233
4.75%, 6/15/2029 (a)	84,000	82,139
7.00%, 7/15/2031 (a)	102,000	107,247
Rithm Capital Corp.
8.00%, 4/1/2029 (a)	355,000	363,408
8.00%, 7/15/2030 (a)	137,000	139,873
Starwood Property Trust, Inc.
3.63%, 7/15/2026 (a)	695,000	684,368
4.38%, 1/15/2027 (a)	165,000	163,110
6.00%, 4/15/2030 (a)	259,000	263,158
6.50%, 7/1/2030 (a)	166,000	172,289
		3,151,600
Multi-Utilities — 0.1%
Algonquin Power & Utilities Corp. (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.25%), 4.75%, 1/18/2082 (b)	345,000	335,493
Office REITs — 0.3%
Brandywine Operating Partnership LP
3.95%, 11/15/2027	428,000	416,725
8.30%, 3/15/2028 (g)	72,000	76,565
8.88%, 4/12/2029	60,000	65,230
4.55%, 10/1/2029	78,000	74,797
Hudson Pacific Properties LP
3.95%, 11/1/2027	127,000	121,410
5.95%, 2/15/2028	421,000	411,844
4.65%, 4/1/2029	114,000	104,776
3.25%, 1/15/2030	117,000	98,980
Office Properties Income Trust
3.25%, 3/15/2027 (a)	13,355	11,105
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Office REITs — continued
9.00%, 3/31/2029 (a)	376,000	374,692
9.00%, 9/30/2029 (a)	88,000	60,334
		1,816,458
Oil, Gas & Consumable Fuels — 9.1%
Aethon United BR LP 7.50%, 10/1/2029 (a)	449,000	468,326
Alliance Resource Operating Partners LP 8.63%, 6/15/2029 (a)	143,000	151,119
Antero Midstream Partners LP
5.75%, 3/1/2027 (a)	226,000	225,945
5.75%, 1/15/2028 (a)	776,000	778,139
5.38%, 6/15/2029 (a)	188,000	186,879
Ascent Resources Utica Holdings LLC
5.88%, 6/30/2029 (a)	280,000	279,325
6.63%, 10/15/2032 (a)	589,000	599,606
Baytex Energy Corp. (Canada)
8.50%, 4/30/2030 (a)	565,000	576,704
7.38%, 3/15/2032 (a)	5,000	4,885
Blue Racer Midstream LLC
6.63%, 7/15/2026 (a)	336,000	335,992
7.00%, 7/15/2029 (a)	104,000	108,198
7.25%, 7/15/2032 (a)	64,000	67,919
Buckeye Partners LP
3.95%, 12/1/2026	178,000	175,855
4.13%, 12/1/2027	511,000	502,664
4.50%, 3/1/2028 (a)	249,000	245,078
6.88%, 7/1/2029 (a)	72,000	74,617
5.85%, 11/15/2043	430,000	385,190
California Resources Corp. 8.25%, 6/15/2029 (a)	420,000	433,934
Calumet Specialty Products Partners LP
8.13%, 1/15/2027 (a)	46,000	45,881
9.75%, 7/15/2028 (a)	234,000	229,668
Caturus Energy LLC 8.50%, 2/15/2030 (a)	238,000	246,925
Chord Energy Corp. 6.75%, 3/15/2033 (a)	337,000	345,633
Civitas Resources, Inc.
5.00%, 10/15/2026 (a)	515,000	513,580
8.38%, 7/1/2028 (a)	205,000	212,896
8.63%, 11/1/2030 (a)	144,000	149,910
8.75%, 7/1/2031 (a)	1,120,000	1,152,169
9.63%, 6/15/2033 (a)	141,000	149,240
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	163,000	154,619
CNX Resources Corp.
6.00%, 1/15/2029 (a)	336,000	336,723
SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
7.38%, 1/15/2031 (a)	347,000	359,880
7.25%, 3/1/2032 (a)	63,000	65,372
Comstock Resources, Inc.
6.75%, 3/1/2029 (a)	368,000	362,304
5.88%, 1/15/2030 (a)	789,000	740,493
Coronado Finance Pty. Ltd. (Australia) 9.25%, 10/1/2029 (a)	269,000	221,790
CQP Holdco LP 5.50%, 6/15/2031 (a)	653,000	644,025
Crescent Energy Finance LLC
7.63%, 4/1/2032 (a)	232,000	231,057
7.38%, 1/15/2033 (a)	1,046,000	1,022,014
8.38%, 1/15/2034 (a)	136,000	138,011
CVR Energy, Inc.
5.75%, 2/15/2028 (a)	269,000	262,130
8.50%, 1/15/2029 (a)	170,000	171,831
Delek Logistics Partners LP
7.13%, 6/1/2028 (a)	125,000	125,481
8.63%, 3/15/2029 (a)	791,000	826,838
Energean plc (Israel) 6.50%, 4/30/2027 (a)	372,000	367,930
Energy Transfer LP
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.02%), 8.00%, 5/15/2054 (b)	578,000	615,807
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.83%), 7.13%, 10/1/2054 (b)	752,000	776,882
Excelerate Energy LP 8.00%, 5/15/2030 (a)	376,000	400,397
Genesis Energy LP
7.75%, 2/1/2028	90,000	90,989
8.25%, 1/15/2029	119,000	124,241
8.88%, 4/15/2030	537,000	568,345
7.88%, 5/15/2032	509,000	528,316
8.00%, 5/15/2033	76,000	79,386
Global Partners LP
6.88%, 1/15/2029	57,000	57,764
8.25%, 1/15/2032 (a)	500,000	525,625
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	294,000	300,782
Harvest Midstream I LP
7.50%, 9/1/2028 (a)	495,000	500,317
7.50%, 5/15/2032 (a)	60,000	61,777
Hess Midstream Operations LP
5.88%, 3/1/2028 (a)	126,000	128,112
5.13%, 6/15/2028 (a)	817,000	815,184
6.50%, 6/1/2029 (a)	294,000	303,984
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
5.50%, 10/15/2030 (a)	153,000	153,832
Hilcorp Energy I LP
6.25%, 11/1/2028 (a)	480,000	482,523
6.00%, 4/15/2030 (a)	59,000	58,389
6.00%, 2/1/2031 (a)	54,000	51,961
6.25%, 4/15/2032 (a)	1,108,000	1,060,703
8.38%, 11/1/2033 (a)	45,000	46,989
6.88%, 5/15/2034 (a)	79,000	75,829
7.25%, 2/15/2035 (a)	310,000	302,473
Howard Midstream Energy Partners LLC
7.38%, 7/15/2032 (a)	280,000	291,989
6.63%, 1/15/2034 (a)	185,000	188,023
Ithaca Energy North Sea plc (United Kingdom) 8.13%, 10/15/2029 (a)	361,000	375,713
ITT Holdings LLC 6.50%, 8/1/2029 (a)	565,000	553,869
Karoon USA Finance, Inc. (Brazil) 10.50%, 5/14/2029 (a)	299,000	310,318
Kinetik Holdings LP
6.63%, 12/15/2028 (a)	706,000	726,345
5.88%, 6/15/2030 (a)	158,000	159,353
Kraken Oil & Gas Partners LLC 7.63%, 8/15/2029 (a)	247,000	245,801
Magnolia Oil & Gas Operating LLC 6.88%, 12/1/2032 (a)	174,000	178,764
Martin Midstream Partners LP 11.50%, 2/15/2028 (a)	173,000	182,707
Matador Resources Co.
6.88%, 4/15/2028 (a)	578,000	591,393
6.50%, 4/15/2032 (a)	180,000	182,624
6.25%, 4/15/2033 (a)	165,000	166,220
MEG Energy Corp. (Canada) 5.88%, 2/1/2029 (a)	292,000	293,828
Moss Creek Resources Holdings, Inc. 8.25%, 9/1/2031 (a)	338,000	334,272
Murphy Oil Corp.
6.00%, 10/1/2032	254,000	247,342
5.87%, 12/1/2042 (g)	155,000	130,059
New Fortress Energy, Inc.
6.50%, 9/30/2026 (a)	302,000	105,700
8.75%, 3/15/2029 (a)	153,000	31,365
NFE Financing LLC 12.00%, 11/15/2029 (a)	1,024,743	376,593
NGL Energy Operating LLC
8.13%, 2/15/2029 (a)	286,000	291,736
8.38%, 2/15/2032 (a)	692,000	702,979
Northern Oil & Gas, Inc. 8.13%, 3/1/2028 (a)	550,000	554,148
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	59

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Northriver Midstream Finance LP (Canada) 6.75%, 7/15/2032 (a)	264,000	271,120
NuStar Logistics LP 6.00%, 6/1/2026	526,000	527,808
Parkland Corp. (Canada)
5.88%, 7/15/2027 ‡	42,000	21
4.50%, 10/1/2029 (a)	324,000	314,645
4.50%, 10/1/2029 ‡	60,000	30
4.63%, 5/1/2030 (a)	755,000	730,798
4.63%, 5/1/2030 ‡	735,000	367
6.63%, 8/15/2032 (a)	58,000	59,736
PBF Holding Co. LLC
6.00%, 2/15/2028	202,000	198,414
9.88%, 3/15/2030 (a)	133,000	137,314
7.88%, 9/15/2030 (a)	710,000	687,486
Permian Resources Operating LLC
8.00%, 4/15/2027 (a)	163,000	166,045
5.88%, 7/1/2029 (a)	363,000	363,078
9.88%, 7/15/2031 (a)	196,000	212,767
7.00%, 1/15/2032 (a)	821,000	851,221
Prairie Acquiror LP 9.00%, 8/1/2029 (a)	195,000	203,310
Range Resources Corp.
8.25%, 1/15/2029	424,000	435,131
4.75%, 2/15/2030 (a)	50,000	48,774
Rockies Express Pipeline LLC
4.95%, 7/15/2029 (a)	60,000	59,036
4.80%, 5/15/2030 (a)	217,000	211,293
6.88%, 4/15/2040 (a)	679,000	683,610
Saturn Oil & Gas, Inc. (Canada) 9.63%, 6/15/2029 (a)	241,000	246,042
SM Energy Co.
6.63%, 1/15/2027	229,000	229,168
6.50%, 7/15/2028	773,000	780,336
6.75%, 8/1/2029 (a)	85,000	85,848
7.00%, 8/1/2032 (a)	86,000	86,618
South Bow Canadian Infrastructure Holdings Ltd. (Canada)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.67%), 7.50%, 3/1/2055 (b)	368,000	384,631
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.95%), 7.63%, 3/1/2055 (b)	89,000	92,613
Summit Midstream Holdings LLC 8.63%, 10/31/2029 (a)	387,000	385,913
Sunnova Energy Corp. 11.75%, 10/1/2028 (a) (h)	190,000	475
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
Sunoco LP
6.00%, 4/15/2027	487,000	487,392
5.88%, 3/15/2028	116,000	116,406
7.00%, 9/15/2028 (a)	169,000	174,597
7.00%, 5/1/2029 (a)	189,000	196,274
4.50%, 5/15/2029	773,000	753,476
4.50%, 4/30/2030	386,000	373,019
6.25%, 7/1/2033 (a)	351,000	358,731
Tallgrass Energy Partners LP
6.00%, 3/1/2027 (a)	579,000	578,272
5.50%, 1/15/2028 (a)	262,000	261,560
7.38%, 2/15/2029 (a)	44,000	45,335
6.00%, 12/31/2030 (a)	305,000	300,485
6.00%, 9/1/2031 (a)	195,000	191,581
Talos Production, Inc.
9.00%, 2/1/2029 (a)	422,000	434,406
9.38%, 2/1/2031 (a)	149,000	154,406
Teine Energy Ltd. (Canada) 6.88%, 4/15/2029 (a)	129,000	126,952
TerraForm Power Operating LLC
5.00%, 1/31/2028 (a)	449,000	445,171
4.75%, 1/15/2030 (a)	190,000	183,336
TGNR Intermediate Holdings LLC 5.50%, 10/15/2029 (a)	288,000	281,159
Topaz Solar Farms LLC 5.75%, 9/30/2039 (a)	69,657	70,277
TransMontaigne Partners LLC 8.50%, 6/15/2030 (a)	238,000	250,342
Venture Global Calcasieu Pass LLC
3.88%, 8/15/2029 (a)	868,000	832,144
6.25%, 1/15/2030 (a)	510,000	531,094
4.13%, 8/15/2031 (a)	515,000	483,533
3.88%, 11/1/2033 (a)	180,000	160,345
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	447,000	463,183
9.50%, 2/1/2029 (a)	2,403,000	2,641,892
7.00%, 1/15/2030 (a)	544,000	560,563
8.38%, 6/1/2031 (a)	1,166,000	1,223,342
9.88%, 2/1/2032 (a)	207,000	225,398
Venture Global Plaquemines LNG LLC
7.50%, 5/1/2033 (a)	876,000	960,861
7.75%, 5/1/2035 (a)	471,000	524,432
6.75%, 1/15/2036 (a)	1,435,000	1,505,961
Vermilion Energy, Inc. (Canada)
6.88%, 5/1/2030 (a)	126,000	121,641
7.25%, 2/15/2033 (a)	200,000	187,973
SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Vital Energy, Inc.
7.75%, 7/31/2029 (a)	469,000	468,951
9.75%, 10/15/2030	212,000	220,644
W&T Offshore, Inc. 10.75%, 2/1/2029 (a)	179,000	167,823
Wildfire Intermediate Holdings LLC 7.50%, 10/15/2029 (a)	166,000	168,333
		55,693,461
Paper & Forest Products — 0.3%
Clearwater Paper Corp. 4.75%, 8/15/2028 (a)	146,000	138,193
Domtar Corp. 6.75%, 10/1/2028 (a)	364,000	311,386
Louisiana-Pacific Corp. 3.63%, 3/15/2029 (a)	184,000	176,943
Magnera Corp.
4.75%, 11/15/2029 (a)	66,000	58,272
7.25%, 11/15/2031 (a)	475,000	449,545
Mercer International, Inc. (Germany) 5.13%, 2/1/2029	612,000	482,593
		1,616,932
Passenger Airlines — 0.7%
Allegiant Travel Co. 7.25%, 8/15/2027 (a)	177,000	180,061
American Airlines, Inc.
7.25%, 2/15/2028 (a)	847,000	868,964
5.75%, 4/20/2029 (a)	120,009	120,671
8.50%, 5/15/2029 (a)	1,073,000	1,124,446
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	874,000	868,489
OneSky Flight LLC 8.88%, 12/15/2029 (a)	269,000	282,608
Spirit Loyalty Cayman Ltd. 11.00% (Blend (Cash 7.00% + PIK 4.00%)), 3/12/2030 (a) (c) (f)	383,418	176,756
VistaJet Malta Finance plc (Switzerland)
9.50%, 6/1/2028 (a)	10,000	10,400
6.38%, 2/1/2030 (a)	893,000	859,566
		4,491,961
Personal Care Products — 0.4%
BellRing Brands, Inc. 7.00%, 3/15/2030 (a)	364,000	376,475
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	154,000	153,245
4.13%, 4/1/2029 (a)	384,000	365,400
Opal Bidco SAS (France) 6.50%, 3/31/2032 (a)	471,000	479,273
Perrigo Finance Unlimited Co.
4.90%, 6/15/2030 (g)	657,000	642,974
6.13%, 9/30/2032	128,000	128,798
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Personal Care Products — continued
Prestige Brands, Inc.
5.13%, 1/15/2028 (a)	63,000	62,595
3.75%, 4/1/2031 (a)	418,000	385,212
		2,593,972
Pharmaceuticals — 1.5%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	1,528,000	1,586,600
Amneal Pharmaceuticals LLC 6.88%, 8/1/2032 (a)	270,000	277,807
Bausch Health Americas, Inc. 8.50%, 1/31/2027 (a)	844,000	841,890
Bausch Health Cos., Inc.
5.00%, 1/30/2028 (a)	479,000	417,354
4.88%, 6/1/2028 (a)	263,000	237,358
11.00%, 9/30/2028 (a)	398,000	417,402
5.25%, 1/30/2030 (a)	443,000	322,553
14.00%, 10/15/2030 (a)	998,000	958,080
5.25%, 2/15/2031 (a)	163,000	110,025
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (g)	331,000	344,607
Endo Finance Holdings, Inc. 8.50%, 4/15/2031 (a)	466,000	496,107
HLF Financing Sarl LLC 12.25%, 4/15/2029 (a)	354,000	384,100
HLF Financing SARL LLC 4.88%, 6/1/2029 (a)	249,000	218,020
Jazz Securities DAC 4.38%, 1/15/2029 (a)	513,000	502,200
Organon & Co.
4.13%, 4/30/2028 (a)	926,000	886,780
6.75%, 5/15/2034 (a)	724,000	685,425
7.88%, 5/15/2034 (a)	381,000	343,473
		9,029,781
Professional Services — 0.4%
Amentum Holdings, Inc. 7.25%, 8/1/2032 (a)	449,000	468,286
AMN Healthcare, Inc.
4.63%, 10/1/2027 (a)	260,000	255,801
4.00%, 4/15/2029 (a)	107,000	99,796
CACI International, Inc. 6.38%, 6/15/2033 (a)	410,000	422,891
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	346,000	331,991
KBR, Inc. 4.75%, 9/30/2028 (a)	120,000	115,646
Korn Ferry 4.63%, 12/15/2027 (a)	173,000	170,136
Science Applications International Corp. 4.88%, 4/1/2028 (a)	174,000	171,656
TriNet Group, Inc.
3.50%, 3/1/2029 (a)	234,000	219,099
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	61

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Professional Services — continued
7.13%, 8/15/2031 (a)	190,000	197,577
VT Topco, Inc. 8.50%, 8/15/2030 (a)	217,000	231,570
		2,684,449
Real Estate Management & Development — 0.7%
Anywhere Real Estate Group LLC
5.75%, 1/15/2029 (a)	94,000	87,093
5.25%, 4/15/2030 (a)	395,000	346,155
7.00%, 4/15/2030 (a)	517,000	508,975
Cushman & Wakefield US Borrower LLC
6.75%, 5/15/2028 (a)	367,000	370,617
8.88%, 9/1/2031 (a)	123,000	131,897
Five Point Operating Co. LP 10.50%, 1/15/2028 (a) (g)	229,132	230,722
Forestar Group, Inc.
5.00%, 3/1/2028 (a)	159,000	157,803
6.50%, 3/15/2033 (a)	221,000	225,017
Greystar Real Estate Partners LLC 7.75%, 9/1/2030 (a)	195,000	206,485
Howard Hughes Corp. (The)
5.38%, 8/1/2028 (a)	622,000	621,452
4.13%, 2/1/2029 (a)	188,000	179,835
4.38%, 2/1/2031 (a)	92,000	85,687
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	309,000	302,546
Kennedy-Wilson, Inc.
4.75%, 3/1/2029	520,000	495,200
4.75%, 2/1/2030	35,000	32,808
5.00%, 3/1/2031	218,000	203,520
Newmark Group, Inc. 7.50%, 1/12/2029	206,000	220,262
		4,406,074
Retail REITs — 0.1%
Brookfield Property REIT, Inc. 4.50%, 4/1/2027 (a)	349,000	342,966
Semiconductors & Semiconductor Equipment — 0.5%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	141,000	140,868
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	324,000	350,868
Entegris, Inc.
4.38%, 4/15/2028 (a)	371,000	360,727
4.75%, 4/15/2029 (a)	1,050,000	1,034,909
3.63%, 5/1/2029 (a)	11,000	10,368
Kioxia Holdings Corp. (Japan) 6.63%, 7/24/2033 (a)	893,000	887,343
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Semiconductors & Semiconductor Equipment — continued
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	297,000	288,600
Synaptics, Inc. 4.00%, 6/15/2029 (a)	174,000	166,080
		3,239,763
Software — 2.8%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	996,000	977,013
Capstone Borrower, Inc. 8.00%, 6/15/2030 (a)	299,000	313,075
Central Parent, Inc. 7.25%, 6/15/2029 (a)	890,000	749,573
Cloud Software Group, Inc.
6.50%, 3/31/2029 (a)	2,333,000	2,358,656
9.00%, 9/30/2029 (a)	851,000	887,108
8.25%, 6/30/2032 (a)	1,222,000	1,306,474
6.63%, 8/15/2033 (a)	212,000	214,931
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028 (a)	176,000	176,670
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	322,000	303,464
Dye & Durham Ltd. (Canada) 8.63%, 4/15/2029 (a)	261,000	272,781
Elastic NV 4.13%, 7/15/2029 (a)	283,000	271,952
Ellucian Holdings, Inc. 6.50%, 12/1/2029 (a)	323,000	328,584
Fair Isaac Corp. 4.00%, 6/15/2028 (a)	1,010,000	984,034
Gen Digital, Inc.
6.75%, 9/30/2027 (a)	848,000	863,099
6.25%, 4/1/2033 (a)	221,000	227,255
GoTo Group, Inc. 5.50%, 5/1/2028 (a)	474,000	161,160
Helios Software Holdings, Inc. 4.63%, 5/1/2028 (a)	408,000	385,636
McAfee Corp. 7.38%, 2/15/2030 (a)	909,000	839,458
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	343,000	338,141
5.13%, 4/15/2029 (a)	148,000	146,140
Open Text Corp. (Canada)
3.88%, 2/15/2028 (a)	886,000	861,192
3.88%, 12/1/2029 (a)	241,000	227,176
Open Text Holdings, Inc. (Canada)
4.13%, 2/15/2030 (a)	100,000	94,405
4.13%, 12/1/2031 (a)	186,000	171,125
PTC, Inc. 4.00%, 2/15/2028 (a)	217,000	212,662
Rackspace Finance LLC 3.50%, 5/15/2028 (a)	127,000	60,189
RingCentral, Inc. 8.50%, 8/15/2030 (a)	154,000	164,340
Rocket Software, Inc.
9.00%, 11/28/2028 (a)	48,000	49,419
6.50%, 2/15/2029 (a)	596,000	573,201
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	322,000	322,103
SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Software — continued
6.50%, 6/1/2032 (a)	888,000	921,474
UKG, Inc. 6.88%, 2/1/2031 (a)	1,123,000	1,161,249
ZoomInfo Technologies LLC 3.88%, 2/1/2029 (a)	276,000	259,083
		17,182,822
Specialized REITs — 0.8%
Iron Mountain, Inc.
5.25%, 3/15/2028 (a)	140,000	139,668
7.00%, 2/15/2029 (a)	524,000	539,751
4.88%, 9/15/2029 (a)	341,000	335,186
5.25%, 7/15/2030 (a)	1,205,000	1,192,399
4.50%, 2/15/2031 (a)	767,000	729,674
5.63%, 7/15/2032 (a)	567,000	562,002
6.25%, 1/15/2033 (a)	357,000	365,315
Millrose Properties, Inc. 6.38%, 8/1/2030 (a)	110,000	110,990
SBA Communications Corp. 3.13%, 2/1/2029	1,303,000	1,224,520
		5,199,505
Specialty Retail — 2.9%
Academy Ltd. 6.00%, 11/15/2027 (a)	197,000	197,207
Advance Auto Parts, Inc.
1.75%, 10/1/2027	633,000	590,390
5.95%, 3/9/2028	323,000	328,907
3.90%, 4/15/2030	149,000	137,441
Arko Corp. 5.13%, 11/15/2029 (a)	224,000	189,260
Asbury Automotive Group, Inc.
4.63%, 11/15/2029 (a)	765,000	742,958
5.00%, 2/15/2032 (a)	228,000	219,197
Bath & Body Works, Inc.
6.69%, 1/15/2027	50,000	51,106
7.50%, 6/15/2029	413,000	424,133
6.63%, 10/1/2030 (a)	106,000	108,819
6.88%, 11/1/2035	92,000	95,819
6.75%, 7/1/2036	967,000	983,758
Carvana Co.
9.00%, 12/1/2028 (a)	380,000	388,653
9.00%, 6/1/2030 (a)	212,800	222,598
14.00% (PIK), 6/1/2031 (a) (c)	1,340,556	1,512,116
Cougar JV Subsidiary LLC 8.00%, 5/15/2032 (a)	323,000	342,323
EG Global Finance plc (United Kingdom) 12.00%, 11/30/2028 (a)	505,000	557,811
Escrow Rite Aid 0.00%, 12/31/2049 ‡	27,437	—
Evergreen Acqco 1 LP 9.75%, 4/26/2028 (a)	188,000	195,859
Foot Locker, Inc. 4.00%, 10/1/2029 (a)	166,000	158,892
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Specialty Retail — continued
Gap, Inc. (The)
3.63%, 10/1/2029 (a)	263,000	246,656
3.88%, 10/1/2031 (a)	375,000	337,995
Global Auto Holdings Ltd. (United Kingdom)
11.50%, 8/15/2029 (a)	291,000	288,476
8.75%, 1/15/2032 (a)	444,000	391,963
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	559,000	542,403
GYP Holdings III Corp. 4.63%, 5/1/2029 (a)	82,000	82,845
Ken Garff Automotive LLC 4.88%, 9/15/2028 (a)	197,000	193,158
LBM Acquisition LLC 6.25%, 1/15/2029 (a)	414,000	379,796
LCM Investments Holdings II LLC
4.88%, 5/1/2029 (a)	280,000	274,965
8.25%, 8/1/2031 (a)	541,000	573,640
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	98,000	97,106
3.88%, 6/1/2029 (a)	616,000	590,675
4.38%, 1/15/2031 (a)	50,000	47,522
Michaels Cos., Inc. (The)
5.25%, 5/1/2028 (a)	497,000	392,242
7.88%, 5/1/2029 (a)	311,000	210,840
Murphy Oil USA, Inc.
4.75%, 9/15/2029	136,000	133,733
3.75%, 2/15/2031 (a)	444,000	411,051
Park River Holdings, Inc. 5.63%, 2/1/2029 (a)	250,000	233,772
Penske Automotive Group, Inc. 3.75%, 6/15/2029	212,000	202,140
PetSmart LLC 7.50%, 9/15/2032 (a)	1,162,000	1,149,939
Sally Holdings LLC 6.75%, 3/1/2032	291,000	301,910
Sonic Automotive, Inc.
4.63%, 11/15/2029 (a)	78,000	75,825
4.88%, 11/15/2031 (a)	458,000	437,389
Specialty Building Products Holdings LLC 7.75%, 10/15/2029 (a)	244,000	244,861
Staples, Inc.
10.75%, 9/1/2029 (a)	1,008,000	965,160
12.75%, 1/15/2030 (a)	478,520	340,612
Upbound Group, Inc. 6.38%, 2/15/2029 (a)	201,000	197,000
Valvoline, Inc. 3.63%, 6/15/2031 (a)	234,000	213,441
Victoria's Secret & Co. 4.63%, 7/15/2029 (a)	294,000	278,951
Victra Holdings LLC 8.75%, 9/15/2029 (a)	217,000	226,931
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	298,000	297,669
		17,807,913
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	63

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Technology Hardware, Storage & Peripherals — 0.4%
Diebold Nixdorf, Inc. 7.75%, 3/31/2030 (a)	403,000	426,367
Seagate Data Storage Technology Pte. Ltd.
4.09%, 6/1/2029 (a)	616,000	584,701
9.63%, 12/1/2032 (a)	194,000	220,254
5.75%, 12/1/2034 (a)	502,000	487,487
Xerox Corp.
10.25%, 10/15/2030 (a)	478,000	496,013
4.80%, 3/1/2035	298,000	142,569
6.75%, 12/15/2039	357,000	177,805
Xerox Holdings Corp. 8.88%, 11/30/2029 (a)	244,000	148,306
		2,683,502
Textiles, Apparel & Luxury Goods — 0.6%
Beach Acquisition Bidco LLC 10.00% (Cash), 7/15/2033 (a) (c)	926,000	982,907
Champ Acquisition Corp. 8.38%, 12/1/2031 (a)	217,000	230,676
Crocs, Inc.
4.25%, 3/15/2029 (a)	211,000	200,648
4.13%, 8/15/2031 (a)	123,000	110,414
Hanesbrands, Inc. 9.00%, 2/15/2031 (a)	255,000	271,090
Kontoor Brands, Inc. 4.13%, 11/15/2029 (a)	199,000	187,573
Levi Strauss & Co. 3.50%, 3/1/2031 (a)	214,000	197,443
S&S Holdings LLC 8.38%, 10/1/2031 (a)	282,000	264,855
Under Armour, Inc. 3.25%, 6/15/2026	195,000	192,140
VF Corp.
2.80%, 4/23/2027	213,000	205,633
2.95%, 4/23/2030	76,000	66,304
6.00%, 10/15/2033	426,000	404,174
6.45%, 11/1/2037	39,000	35,862
William Carter Co. (The) 5.63%, 3/15/2027 (a)	239,000	238,519
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (a)	233,000	214,273
		3,802,511
Tobacco — 0.0% ^
Turning Point Brands, Inc. 7.63%, 3/15/2032 (a)	130,000	135,903
Trading Companies & Distributors — 1.8%
Alta Equipment Group, Inc. 9.00%, 6/1/2029 (a)	209,000	198,846
BlueLinx Holdings, Inc. 6.00%, 11/15/2029 (a)	162,000	158,650
Boise Cascade Co. 4.88%, 7/1/2030 (a)	206,000	201,432
Foundation Building Materials, Inc. 6.00%, 3/1/2029 (a)	177,000	178,958
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Trading Companies & Distributors — continued
FTAI Aviation Investors LLC
5.50%, 5/1/2028 (a)	403,000	402,853
7.88%, 12/1/2030 (a)	108,000	114,799
7.00%, 5/1/2031 (a)	677,000	708,048
7.00%, 6/15/2032 (a)	319,000	332,926
Herc Holdings, Inc.
5.50%, 7/15/2027 (a)	338,000	337,634
6.63%, 6/15/2029 (a)	388,000	399,670
7.00%, 6/15/2030 (a)	593,000	617,167
7.25%, 6/15/2033 (a)	720,000	755,270
Imola Merger Corp. 4.75%, 5/15/2029 (a)	900,000	877,414
QXO Building Products, Inc. 6.75%, 4/30/2032 (a)	975,000	1,006,985
United Rentals North America, Inc.
4.88%, 1/15/2028	355,000	353,042
5.25%, 1/15/2030	1,195,000	1,198,623
4.00%, 7/15/2030	321,000	306,605
3.75%, 1/15/2032	872,000	803,653
6.13%, 3/15/2034 (a)	475,000	491,995
WESCO Distribution, Inc.
7.25%, 6/15/2028 (a)	274,000	278,241
6.38%, 3/15/2029 (a)	141,000	145,170
6.63%, 3/15/2032 (a)	1,065,000	1,104,273
6.38%, 3/15/2033 (a)	198,000	205,369
		11,177,623
Wireless Telecommunication Services — 0.9%
Connect Finco SARL (United Kingdom) 9.00%, 9/15/2029 (a)	974,000	1,014,741
Millicom International Cellular SA (Guatemala)
4.50%, 4/27/2031 (a)	525,000	488,515
7.38%, 4/2/2032 (a)	526,000	542,175
Rogers Communications, Inc. (Canada)
Series NC5, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 7.00%, 4/15/2055 (b)	53,000	54,366
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.62%), 7.13%, 4/15/2055 (b)	681,000	706,930
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.59%), 5.25%, 3/15/2082 (a) (b)	512,000	507,474
Sunrise HoldCo IV BV (Netherlands) 5.50%, 1/15/2028 (a)	247,000	246,002
Vmed O2 UK Financing I plc (United Kingdom) 7.75%, 4/15/2032 (a)	288,000	301,264
SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Wireless Telecommunication Services — continued
Vodafone Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 3.25%, 6/4/2081 (b)	120,000	117,280
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 4.13%, 6/4/2081 (b)	936,000	866,502
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.07%), 5.13%, 6/4/2081 (b)	780,000	604,860
Zegona Finance plc (United Kingdom) 8.63%, 7/15/2029 (a)	201,000	213,790
		5,663,899
Total Corporate Bonds (Cost $600,845,796)		602,625,532
	SHARES
Common Stocks — 0.0% ^
Pharmaceuticals — 0.0% ^
Mallinckrodt plc ‡ *	739	72,468
Software — 0.0% ^
Cwt Travel Group, Inc. ‡ *	1,455	7,275
Specialty Retail — 0.0% ^
Rite Aid ‡ *	275	—
Total Common Stocks (Cost $65,232)		79,743
Short-Term Investments — 0.9%
Investment Companies — 0.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.23% (i) (j) (Cost $5,773,487)	5,773,487	5,773,487
Total Investments — 98.9% (Cost $606,684,515)		608,478,762
Other Assets in Excess of Liabilities — 1.1%		6,656,643
NET ASSETS — 100.0%		615,135,405

Percentages indicated are based on net assets.

Abbreviations
CME	Chicago Mercantile Exchange
PIK	Payment In Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2025.
(c)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(d)	Security is an interest bearing note with preferred security characteristics.
(e)
Security is perpetual and thus, does not have a
predetermined maturity date. The coupon rate for this
security is fixed for a period of time and may be
structured to adjust thereafter. The date shown, if
applicable, reflects the next call date. The coupon rate
shown is the rate in effect as of August 31, 2025.

(f)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2025.

(g)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2025.

(h)	Defaulted security.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of August 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	65

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 98.2%
Aerospace & Defense — 2.7%
Boeing Co. (The)
2.70%, 2/1/2027	15,000	14,662
3.60%, 5/1/2034	198,000	176,358
3.25%, 2/1/2035	2,000	1,706
3.38%, 6/15/2046	38,000	26,109
5.81%, 5/1/2050	2,000	1,923
3.83%, 3/1/2059	23,000	15,522
GE Capital Funding LLC 4.55%, 5/15/2032	50,000	50,260
General Dynamics Corp.
2.63%, 11/15/2027	4,000	3,893
3.75%, 5/15/2028	2,000	1,995
4.25%, 4/1/2040	53,000	47,830
2.85%, 6/1/2041	2,000	1,467
3.60%, 11/15/2042	34,000	27,168
4.25%, 4/1/2050	12,000	9,976
Huntington Ingalls Industries, Inc. 4.20%, 5/1/2030	102,000	100,658
L3Harris Technologies, Inc. 4.40%, 6/15/2028	118,000	118,645
Lockheed Martin Corp.
4.50%, 5/15/2036	27,000	26,014
5.72%, 6/1/2040 (a)	85,000	88,961
4.15%, 6/15/2053	48,000	37,681
5.90%, 11/15/2063	32,000	32,696
Northrop Grumman Corp.
3.25%, 1/15/2028	35,000	34,363
4.60%, 2/1/2029	2,000	2,031
3.85%, 4/15/2045	44,000	34,774
4.03%, 10/15/2047	41,000	32,453
RTX Corp.
5.75%, 11/8/2026	86,000	87,426
4.13%, 11/16/2028	34,000	34,022
4.45%, 11/16/2038	40,000	37,007
Textron, Inc. 3.38%, 3/1/2028	35,000	34,266
		1,079,866
Air Freight & Logistics — 0.5%
FedEx Corp.
4.25%, 5/15/2030	41,000	41,156
3.25%, 5/15/2041 (b)	7,000	5,052
GXO Logistics, Inc. 2.65%, 7/15/2031	28,000	24,818
United Parcel Service, Inc.
2.40%, 11/15/2026	5,000	4,906
3.40%, 3/15/2029	17,000	16,684
2.50%, 9/1/2029	14,000	13,185
4.25%, 3/15/2049	77,000	62,267
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Air Freight & Logistics — continued
5.30%, 4/1/2050	18,000	16,922
5.60%, 5/22/2064	8,000	7,577
		192,567
Automobile Components — 0.2%
Aptiv Swiss Holdings Ltd.
4.40%, 10/1/2046	32,000	24,657
4.15%, 5/1/2052	3,000	2,167
BorgWarner, Inc. 4.38%, 3/15/2045	9,000	7,480
Lear Corp. 3.50%, 5/30/2030	28,000	26,718
		61,022
Automobiles — 1.1%
Ford Motor Co.
4.35%, 12/8/2026	145,000	144,241
6.63%, 10/1/2028	1,000	1,054
7.45%, 7/16/2031	18,000	19,799
6.10%, 8/19/2032	28,000	28,281
4.75%, 1/15/2043	64,000	49,483
General Motors Co.
6.13%, 10/1/2025	27,000	27,000
5.00%, 4/1/2035	15,000	14,330
5.40%, 4/1/2048	10,000	8,793
5.95%, 4/1/2049	64,000	60,081
Honda Motor Co. Ltd. (Japan) 2.97%, 3/10/2032	30,000	27,082
Toyota Motor Corp. (Japan)
3.67%, 7/20/2028	51,000	50,910
5.12%, 7/13/2033	2,000	2,069
		433,123
Banks — 16.3%
Banco Santander SA (Spain) 2.96%, 3/25/2031	200,000	184,758
Bank of America Corp.
4.25%, 10/22/2026	2,000	2,000
(SOFR + 1.34%), 5.93%, 9/15/2027 (c)	2,000	2,032
Series L, 4.18%, 11/25/2027	111,000	110,925
(SOFR + 1.05%), 2.55%, 2/4/2028 (c)	258,000	251,912
(3-MONTH CME TERM SOFR + 1.30%), 3.42%, 12/20/2028 (c)	22,000	21,611
(3-MONTH CME TERM SOFR + 1.33%), 3.97%, 3/5/2029 (c)	5,000	4,969
(3-MONTH CME TERM SOFR + 1.57%), 4.27%, 7/23/2029 (c)	31,000	31,077
(3-MONTH CME TERM SOFR + 1.44%), 3.19%, 7/23/2030 (c)	68,000	65,279
SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(3-MONTH CME TERM SOFR + 1.25%), 2.50%, 2/13/2031 (c)	187,000	172,632
(SOFR + 1.32%), 2.69%, 4/22/2032 (c)	215,000	195,012
(SOFR + 1.22%), 2.30%, 7/21/2032 (c)	13,000	11,469
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.48%, 9/21/2036 (c)	40,000	34,577
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.85%, 3/8/2037 (c)	86,000	79,392
(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	13,000	9,353
(3-MONTH CME TERM SOFR + 3.41%), 4.08%, 3/20/2051 (c)	33,000	25,973
(SOFR + 1.56%), 2.97%, 7/21/2052 (c)	40,000	25,664
Bank of Montreal (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.40%), 3.09%, 1/10/2037 (c) (d)	45,000	39,678
Bank of Nova Scotia (The) (Canada)
5.25%, 6/12/2028	2,000	2,066
4.85%, 2/1/2030	45,000	46,002
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.59%, 5/4/2037 (c) (d)	97,000	93,049
Barclays plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 2.67%, 3/10/2032 (c)	202,000	181,961
Canadian Imperial Bank of Commerce (Canada) 6.09%, 10/3/2033	48,000	51,775
Citibank NA (SOFR + 0.71%), 4.88%, 11/19/2027 (c)	250,000	251,866
Citigroup, Inc.
(SOFR + 1.89%), 4.66%, 5/24/2028 (c)	45,000	45,266
4.13%, 7/25/2028	9,000	8,986
(SOFR + 1.42%), 2.98%, 11/5/2030 (c)	167,000	157,842
(SOFR + 1.15%), 2.67%, 1/29/2031 (c)	132,000	122,423
(SOFR + 3.91%), 4.41%, 3/31/2031 (c)	173,000	172,549
6.63%, 6/15/2032	36,000	39,676
(SOFR + 1.18%), 2.52%, 11/3/2032 (c)	7,000	6,197
(3-MONTH CME TERM SOFR + 1.43%), 3.88%, 1/24/2039 (c)	4,000	3,462
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.73%), 5.41%, 9/19/2039 (c)	22,000	21,772
4.75%, 5/18/2046	31,000	26,893
Citizens Financial Group, Inc.
2.64%, 9/30/2032	67,000	56,702
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.75%), 5.64%, 5/21/2037 (c)	13,000	13,064
Comerica, Inc. 4.00%, 2/1/2029	50,000	49,340
Cooperatieve Rabobank UA (Netherlands) 5.25%, 5/24/2041	139,000	137,116
Fifth Third Bancorp
(SOFRINDX + 2.19%), 6.36%, 10/27/2028 (c)	111,000	115,881
(SOFRINDX + 2.13%), 4.77%, 7/28/2030 (c)	9,000	9,108
8.25%, 3/1/2038	35,000	42,871
HSBC Holdings plc (United Kingdom)
(SOFR + 1.29%), 2.21%, 8/17/2029 (c)	200,000	188,394
(SOFR + 2.87%), 5.40%, 8/11/2033 (c)	271,000	279,451
6.80%, 6/1/2038	149,000	163,693
6.10%, 1/14/2042	14,000	14,916
Huntington Bancshares, Inc.
(SOFR + 2.02%), 6.21%, 8/21/2029 (c)	31,000	32,668
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 2.49%, 8/15/2036 (c)	48,000	40,856
KeyCorp (SOFRINDX + 2.06%), 4.79%, 6/1/2033 (c)	6,000	5,935
Lloyds Banking Group plc (United Kingdom) (3-MONTH SOFR + 1.21%), 3.57%, 11/7/2028 (c)	200,000	196,877
M&T Bank Corp. (SOFR + 1.61%), 5.39%, 1/16/2036 (c)	40,000	40,077
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.96%, 3/2/2028	50,000	49,896
3.74%, 3/7/2029	128,000	126,535
4.15%, 3/7/2039	104,000	96,684
Mizuho Financial Group, Inc. (Japan) (3-MONTH CME TERM SOFR + 1.57%), 2.87%, 9/13/2030 (c)	200,000	188,790
PNC Financial Services Group, Inc. (The)
3.15%, 5/19/2027	3,000	2,954
3.45%, 4/23/2029	175,000	171,277
Regions Financial Corp.
1.80%, 8/12/2028	10,000	9,354
7.38%, 12/10/2037	5,000	5,688
Royal Bank of Canada (Canada)
5.00%, 5/2/2033	105,000	107,372
5.15%, 2/1/2034	45,000	46,486
Santander Holdings USA, Inc.
4.40%, 7/13/2027	79,000	79,137
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	67

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.25%), 2.49%, 1/6/2028 (c)	6,000	5,847
(SOFR + 2.36%), 6.50%, 3/9/2029 (c)	53,000	55,495
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.45%, 1/11/2027	101,000	100,102
3.35%, 10/18/2027	5,000	4,931
3.54%, 1/17/2028	93,000	91,878
3.94%, 7/19/2028	5,000	4,987
4.31%, 10/16/2028	12,000	12,070
2.14%, 9/23/2030 (d)	16,000	14,340
5.84%, 7/9/2044 (d)	5,000	5,087
Toronto-Dominion Bank (The) (Canada)
2.00%, 9/10/2031	63,000	55,591
3.20%, 3/10/2032	24,000	22,066
4.46%, 6/8/2032	24,000	23,770
Truist Financial Corp.
1.13%, 8/3/2027	30,000	28,393
(SOFR + 1.44%), 4.87%, 1/26/2029 (c)	26,000	26,388
(SOFR + 0.86%), 1.89%, 6/7/2029 (c)	7,000	6,580
(SOFR + 2.36%), 5.87%, 6/8/2034 (c)	50,000	52,531
US Bancorp
(SOFR + 1.88%), 6.79%, 10/26/2027 (c)	24,000	24,669
(SOFR + 1.66%), 4.55%, 7/22/2028 (c)	5,000	5,034
(SOFR + 2.02%), 5.78%, 6/12/2029 (c)	28,000	29,166
(SOFR + 2.11%), 4.97%, 7/22/2033 (c)	55,000	54,638
(SOFR + 2.09%), 5.85%, 10/21/2033 (c)	77,000	81,419
(SOFR + 1.60%), 4.84%, 2/1/2034 (c)	21,000	20,879
(SOFR + 2.26%), 5.84%, 6/12/2034 (c)	39,000	41,170
(SOFR + 1.86%), 5.68%, 1/23/2035 (c)	16,000	16,680
Wells Fargo & Co.
Series W, (SOFR + 0.78%), 4.90%, 1/24/2028 (c)	17,000	17,146
(SOFR + 1.74%), 5.57%, 7/25/2029 (c)	28,000	29,023
(3-MONTH CME TERM SOFR + 1.43%), 2.88%, 10/30/2030 (c)	20,000	18,888
(SOFR + 1.50%), 3.35%, 3/2/2033 (c)	62,000	57,174
(SOFR + 2.10%), 4.90%, 7/25/2033 (c)	22,000	22,127
(SOFR + 2.02%), 5.39%, 4/24/2034 (c)	31,000	31,895
(SOFR + 1.99%), 5.56%, 7/25/2034 (c)	136,000	141,211
(SOFR + 2.06%), 6.49%, 10/23/2034 (c)	217,000	238,482
5.38%, 2/7/2035	87,000	91,642
5.95%, 12/15/2036	52,000	53,582
(SOFR + 2.53%), 3.07%, 4/30/2041 (c)	14,000	10,656
5.38%, 11/2/2043	106,000	101,041
5.61%, 1/15/2044	34,000	33,171
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
Westpac Banking Corp. (Australia)
5.54%, 11/17/2028	6,000	6,287
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.11%, 7/24/2034 (c) (d)	27,000	26,408
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.53%), 3.02%, 11/18/2036 (c) (d)	40,000	35,639
4.42%, 7/24/2039 (d)	38,000	34,632
		6,503,935
Beverages — 1.5%
Anheuser-Busch Cos. LLC (Belgium)
4.70%, 2/1/2036	45,000	43,918
4.90%, 2/1/2046	124,000	113,190
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
5.45%, 1/23/2039	1,000	1,022
5.80%, 1/23/2059	34,000	34,225
Coca-Cola Co. (The)
1.00%, 3/15/2028	41,000	38,312
2.25%, 1/5/2032	18,000	16,030
4.65%, 8/14/2034	3,000	3,032
2.75%, 6/1/2060	2,000	1,173
Constellation Brands, Inc.
3.15%, 8/1/2029	66,000	63,267
2.25%, 8/1/2031	2,000	1,756
4.75%, 5/9/2032	13,000	12,983
Diageo Investment Corp. (United Kingdom) 7.45%, 4/15/2035	1,000	1,193
Keurig Dr. Pepper, Inc.
3.80%, 5/1/2050	20,000	14,138
3.35%, 3/15/2051	90,000	57,952
Molson Coors Beverage Co. 4.20%, 7/15/2046	28,000	22,110
PepsiCo, Inc.
2.75%, 3/19/2030	18,000	16,989
4.45%, 2/15/2033	90,000	90,165
3.50%, 3/19/2040	9,000	7,529
4.88%, 11/1/2040	49,000	47,232
4.25%, 10/22/2044	23,000	19,718
		605,934
Biotechnology — 1.7%
AbbVie, Inc.
2.95%, 11/21/2026	199,000	196,439
4.30%, 5/14/2036	22,000	20,833
5.50%, 3/15/2064	15,000	14,380
SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Biotechnology — continued
Amgen, Inc.
2.45%, 2/21/2030	75,000	69,405
2.00%, 1/15/2032	68,000	58,392
4.20%, 3/1/2033	24,000	23,181
5.25%, 3/2/2033	15,000	15,391
3.15%, 2/21/2040	6,000	4,644
5.65%, 6/15/2042	41,000	40,962
5.60%, 3/2/2043	10,000	9,873
2.77%, 9/1/2053	8,000	4,678
4.40%, 2/22/2062	133,000	102,590
Biogen, Inc. 3.15%, 5/1/2050	125,000	77,812
Gilead Sciences, Inc.
1.20%, 10/1/2027	11,000	10,399
4.15%, 3/1/2047	35,000	28,591
		677,570
Broadline Retail — 0.5%
Amazon.com, Inc.
1.50%, 6/3/2030	3,000	2,678
3.88%, 8/22/2037	140,000	127,143
4.10%, 4/13/2062	51,000	39,571
eBay, Inc. 4.00%, 7/15/2042	59,000	48,411
		217,803
Building Products — 0.4%
Carrier Global Corp.
2.70%, 2/15/2031	34,000	31,265
3.58%, 4/5/2050	6,000	4,385
Masco Corp. 2.00%, 10/1/2030	127,000	113,242
		148,892
Capital Markets — 7.5%
Ares Capital Corp. 3.20%, 11/15/2031	22,000	19,601
Ares Management Corp. 6.38%, 11/10/2028	76,000	80,607
Bank of New York Mellon Corp. (The)
3.40%, 1/29/2028	56,000	55,349
3.00%, 10/30/2028	4,000	3,871
(SOFR + 1.76%), 4.60%, 7/26/2030 (c)	1,000	1,017
1.65%, 1/28/2031	1,000	879
(SOFR + 1.42%), 5.19%, 3/14/2035 (c)	33,000	33,615
(SOFR + 1.77%), 5.61%, 7/21/2039 (c)	56,000	57,888
BlackRock Funding, Inc. 5.00%, 3/14/2034	6,000	6,165
Blackrock, Inc.
1.90%, 1/28/2031	136,000	121,047
4.75%, 5/25/2033	27,000	27,401
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Capital Markets — continued
Blackstone Private Credit Fund 6.00%, 11/22/2034	29,000	29,235
Blue Owl Capital Corp.
3.13%, 4/13/2027	42,000	40,763
2.88%, 6/11/2028	53,000	50,061
Blue Owl Credit Income Corp. 6.65%, 3/15/2031	29,000	30,302
Brookfield Finance I UK plc (Canada) 2.34%, 1/30/2032	74,000	64,025
Brookfield Finance, Inc. (Canada) 4.85%, 3/29/2029	35,000	35,600
Cboe Global Markets, Inc. 1.63%, 12/15/2030	7,000	6,150
Charles Schwab Corp. (The)
2.00%, 3/20/2028	4,000	3,814
1.95%, 12/1/2031	3,000	2,597
(SOFR + 2.50%), 5.85%, 5/19/2034 (c)	5,000	5,327
CI Financial Corp. (Canada) 3.20%, 12/17/2030	57,000	51,266
CME Group, Inc.
3.75%, 6/15/2028	2,000	1,993
2.65%, 3/15/2032	12,000	10,816
Credit Suisse USA LLC (Switzerland) 7.13%, 7/15/2032	15,000	17,134
Deutsche Bank AG (Germany) (SOFR + 1.22%), 2.31%, 11/16/2027 (c)	150,000	146,309
Franklin Resources, Inc. 2.95%, 8/12/2051	3,000	1,841
FS KKR Capital Corp.
2.63%, 1/15/2027	3,000	2,906
3.25%, 7/15/2027	22,000	21,201
Goldman Sachs Group, Inc. (The)
(SOFR + 0.82%), 1.54%, 9/10/2027 (c)	22,000	21,381
(SOFR + 1.85%), 3.62%, 3/15/2028 (c)	125,000	123,677
(SOFR + 1.73%), 4.48%, 8/23/2028 (c)	23,000	23,100
(3-MONTH CME TERM SOFR + 1.56%), 4.22%, 5/1/2029 (c)	100,000	100,015
3.80%, 3/15/2030	186,000	182,818
(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	36,000	32,492
(SOFR + 1.25%), 2.38%, 7/21/2032 (c)	18,000	15,940
6.13%, 2/15/2033	11,000	12,053
(SOFR + 1.95%), 6.56%, 10/24/2034 (c)	38,000	42,179
(SOFR + 1.55%), 5.85%, 4/25/2035 (c)	79,000	83,390
6.75%, 10/1/2037	52,000	57,716
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (c)	36,000	31,657
(SOFR + 1.51%), 3.21%, 4/22/2042 (c)	2,000	1,503
(SOFR + 1.63%), 3.44%, 2/24/2043 (c)	1,000	765
5.15%, 5/22/2045	14,000	12,760
(SOFR + 1.70%), 5.73%, 1/28/2056 (c)	1,000	997
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	69

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
Golub Capital BDC, Inc. 2.05%, 2/15/2027	7,000	6,722
Intercontinental Exchange, Inc.
4.25%, 9/21/2048	67,000	55,250
5.20%, 6/15/2062	63,000	57,791
Jefferies Financial Group, Inc. 4.85%, 1/15/2027	8,000	8,057
Lazard Group LLC 4.38%, 3/11/2029	2,000	1,998
Moody's Corp. 3.75%, 2/25/2052	11,000	8,072
Morgan Stanley
4.35%, 9/8/2026	26,000	26,031
3.63%, 1/20/2027	86,000	85,550
3.95%, 4/23/2027	112,000	111,601
(SOFR + 1.61%), 4.21%, 4/20/2028 (c)	10,000	9,997
(3-MONTH CME TERM SOFR + 1.40%), 3.77%, 1/24/2029 (c)	255,000	252,383
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	5,000	4,337
7.25%, 4/1/2032	82,000	94,487
(SOFR + 1.18%), 2.24%, 7/21/2032 (c)	45,000	39,524
(SOFR + 1.20%), 2.51%, 10/20/2032 (c)	1,000	887
(SOFR + 1.29%), 2.94%, 1/21/2033 (c)	15,000	13,518
(SOFR + 1.36%), 2.48%, 9/16/2036 (c)	82,000	71,031
(SOFR + 2.62%), 5.30%, 4/20/2037 (c)	2,000	2,012
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (c)	10,000	10,390
3.97%, 7/22/2038 (e)	153,000	135,144
(SOFR + 1.71%), 5.52%, 11/19/2055 (c)	41,000	39,909
Nasdaq, Inc. 5.55%, 2/15/2034	31,000	32,313
New Mountain Finance Corp.
6.20%, 10/15/2027	63,000	64,071
6.88%, 2/1/2029	5,000	5,132
Northern Trust Corp. 3.15%, 5/3/2029	2,000	1,941
S&P Global, Inc.
4.25%, 5/1/2029	14,000	14,092
3.25%, 12/1/2049	79,000	54,963
3.70%, 3/1/2052	63,000	47,036
2.30%, 8/15/2060	4,000	2,008
Sixth Street Specialty Lending, Inc. 5.63%, 8/15/2030	2,000	2,024
State Street Corp.
(SOFR + 1.72%), 5.82%, 11/4/2028 (c)	31,000	32,115
(SOFR + 1.00%), 2.62%, 2/7/2033 (c)	41,000	36,570
(SOFR + 1.49%), 3.03%, 11/1/2034 (c)	2,000	1,876
		3,000,055
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Chemicals — 1.1%
Albemarle Corp.
4.65%, 6/1/2027	34,000	34,022
5.05%, 6/1/2032	35,000	34,240
Dow Chemical Co. (The) 9.40%, 5/15/2039	37,000	47,773
Eastman Chemical Co. 4.65%, 10/15/2044	37,000	30,866
Ecolab, Inc. 2.13%, 2/1/2032	3,000	2,612
FMC Corp. 4.50%, 10/1/2049	18,000	13,403
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	90,000	90,411
Linde, Inc. 1.10%, 8/10/2030	3,000	2,603
LYB International Finance III LLC 3.80%, 10/1/2060	4,000	2,513
Nutrien Ltd. (Canada) 5.88%, 12/1/2036	1,000	1,042
RPM International, Inc. 3.75%, 3/15/2027	14,000	13,887
Sherwin-Williams Co. (The) 2.95%, 8/15/2029	158,000	150,392
Westlake Corp. 3.38%, 8/15/2061	13,000	7,695
		431,459
Commercial Services & Supplies — 0.6%
Cintas Corp. No. 2 4.00%, 5/1/2032	5,000	4,860
Republic Services, Inc.
2.38%, 3/15/2033	56,000	48,278
6.20%, 3/1/2040	53,000	57,761
Rockefeller Foundation (The) Series 2020, 2.49%, 10/1/2050	3,000	1,779
Veralto Corp. 5.50%, 9/18/2026	2,000	2,020
Waste Connections, Inc. 2.60%, 2/1/2030	107,000	100,461
Waste Management, Inc.
1.15%, 3/15/2028	6,000	5,603
4.15%, 4/15/2032	2,000	1,964
2.95%, 6/1/2041	3,000	2,224
2.50%, 11/15/2050	23,000	13,503
		238,453
Communications Equipment — 0.5%
Cisco Systems, Inc.
2.50%, 9/20/2026	98,000	96,524
5.90%, 2/15/2039	91,000	97,897
5.35%, 2/26/2064	3,000	2,861
Nokia OYJ (Finland) 6.63%, 5/15/2039	17,000	17,407
		214,689
SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Construction & Engineering — 0.2%
Quanta Services, Inc.
2.90%, 10/1/2030	43,000	40,037
2.35%, 1/15/2032	53,000	46,054
		86,091
Construction Materials — 0.0% ^
Martin Marietta Materials, Inc.
4.25%, 12/15/2047	2,000	1,627
5.50%, 12/1/2054	10,000	9,626
		11,253
Consumer Finance — 2.6%
AerCap Ireland Capital DAC (Ireland) 2.45%, 10/29/2026	153,000	149,833
Ally Financial, Inc. 2.20%, 11/2/2028	35,000	32,652
American Express Co.
1.65%, 11/4/2026	5,000	4,861
5.85%, 11/5/2027	13,000	13,488
(SOFRINDX + 1.28%), 5.28%, 7/27/2029 (c)	70,000	72,184
(SOFR + 2.26%), 4.99%, 5/26/2033 (c)	17,000	17,135
(SOFRINDX + 1.32%), 5.44%, 1/30/2036 (c)	15,000	15,414
4.05%, 12/3/2042	37,000	31,308
Capital One Financial Corp.
(SOFR + 2.64%), 6.31%, 6/8/2029 (c)	63,000	66,129
(SOFR + 2.60%), 5.25%, 7/26/2030 (c)	38,000	39,050
(SOFRINDX + 3.37%), 7.96%, 11/2/2034 (c)	62,000	72,487
Caterpillar Financial Services Corp.
3.60%, 8/12/2027	64,000	63,633
1.10%, 9/14/2027	40,000	37,860
General Motors Financial Co., Inc.
4.00%, 10/6/2026	70,000	69,666
3.60%, 6/21/2030	106,000	100,654
John Deere Capital Corp.
4.90%, 3/7/2031	60,000	61,851
2.00%, 6/17/2031	6,000	5,309
Synchrony Financial
3.95%, 12/1/2027	55,000	54,241
2.88%, 10/28/2031	7,000	6,206
Toyota Motor Credit Corp.
1.90%, 4/6/2028	41,000	38,980
1.65%, 1/10/2031	114,000	99,544
		1,052,485
Consumer Staples Distribution & Retail — 1.1%
Costco Wholesale Corp. 1.75%, 4/20/2032	87,000	74,744
Kroger Co. (The) 5.40%, 1/15/2049	37,000	34,583
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Consumer Staples Distribution & Retail — continued
Sysco Corp.
2.45%, 12/14/2031	17,000	15,110
6.60%, 4/1/2050	38,000	40,923
Target Corp. 3.38%, 4/15/2029	179,000	175,258
Walmart, Inc.
1.05%, 9/17/2026	4,000	3,884
5.88%, 4/5/2027	8,000	8,260
1.50%, 9/22/2028	64,000	59,826
7.55%, 2/15/2030	11,000	12,593
5.25%, 9/1/2035	7,000	7,319
		432,500
Containers & Packaging — 0.4%
International Paper Co. 6.00%, 11/15/2041	99,000	100,749
Packaging Corp. of America 3.05%, 10/1/2051	34,000	21,329
Sonoco Products Co. 5.75%, 11/1/2040	14,000	14,159
WRKCo, Inc.
4.90%, 3/15/2029	10,000	10,204
3.00%, 6/15/2033	32,000	28,174
		174,615
Diversified Consumer Services — 0.3%
California Institute of Technology 3.65%, 9/1/2119	8,000	5,034
Duke University Series 2020, 2.68%, 10/1/2044	5,000	3,578
George Washington University (The)
Series 2014, 4.30%, 9/15/2044	64,000	53,928
4.87%, 9/15/2045	11,000	9,960
Georgetown University (The) Series 20A, 2.94%, 4/1/2050	4,000	2,540
Massachusetts Institute of Technology 5.60%, 7/1/2111	2,000	1,953
Northwestern University Series 2020, 2.64%, 12/1/2050	12,000	7,406
President and Fellows of Harvard College 3.30%, 7/15/2056	6,000	4,069
Thomas Jefferson University 3.85%, 11/1/2057	16,000	11,104
Trustees of the University of Pennsylvania (The) Series 2020, 2.40%, 10/1/2050	2,000	1,158
		100,730
Diversified REITs — 0.7%
American Assets Trust LP 3.38%, 2/1/2031	24,000	21,661
GLP Capital LP 5.63%, 9/15/2034	11,000	11,044
Safehold GL Holdings LLC 2.85%, 1/15/2032	15,000	13,175
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	71

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified REITs — continued
Simon Property Group LP
1.75%, 2/1/2028	7,000	6,641
2.20%, 2/1/2031	85,000	76,162
2.65%, 2/1/2032	105,000	93,527
VICI Properties LP
4.95%, 2/15/2030	39,000	39,445
5.63%, 5/15/2052	4,000	3,647
		265,302
Diversified Telecommunication Services — 2.2%
AT&T, Inc.
3.80%, 2/15/2027	84,000	83,569
2.55%, 12/1/2033	106,000	89,152
6.38%, 3/1/2041	12,000	12,775
4.50%, 3/9/2048	90,000	74,219
3.55%, 9/15/2055	113,000	75,119
3.65%, 9/15/2059	30,000	19,829
3.50%, 2/1/2061	72,000	45,852
Telefonica Emisiones SA (Spain) 7.05%, 6/20/2036	86,000	95,769
Verizon Communications, Inc.
2.10%, 3/22/2028	19,000	18,083
1.50%, 9/18/2030	135,000	117,689
2.36%, 3/15/2032	41,000	35,588
6.40%, 9/15/2033	20,000	21,977
5.40%, 7/2/2037 (b)	25,000	25,095
3.40%, 3/22/2041	152,000	117,472
4.75%, 11/1/2041	22,000	19,840
2.88%, 11/20/2050	2,000	1,234
3.00%, 11/20/2060	5,000	2,922
3.70%, 3/22/2061	23,000	15,715
		871,899
Electric Utilities — 6.6%
AEP Texas, Inc. 3.45%, 5/15/2051	79,000	52,274
AEP Transmission Co. LLC
4.25%, 9/15/2048	141,000	114,354
Series M, 3.65%, 4/1/2050	98,000	71,832
Alabama Power Co.
3.94%, 9/1/2032	42,000	40,448
Series A, 4.30%, 7/15/2048	46,000	38,203
Arizona Public Service Co.
2.20%, 12/15/2031	4,000	3,483
3.50%, 12/1/2049	46,000	31,505
Atlantic City Electric Co. 2.30%, 3/15/2031	13,000	11,683
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electric Utilities — continued
CenterPoint Energy Houston Electric LLC Series AJ, 4.85%, 10/1/2052	9,000	7,970
Commonwealth Edison Co. 4.00%, 3/1/2049	5,000	3,869
Connecticut Light and Power Co. (The) Series A, 4.15%, 6/1/2045	29,000	23,714
Dominion Energy South Carolina, Inc. 5.10%, 6/1/2065	19,000	16,719
DTE Electric Co.
Series A, 1.90%, 4/1/2028	29,000	27,514
Series C, 2.63%, 3/1/2031	41,000	37,668
3.95%, 3/1/2049	16,000	12,509
Series B, 3.25%, 4/1/2051	114,000	77,562
Duke Energy Carolinas LLC
3.70%, 12/1/2047	36,000	26,981
3.95%, 3/15/2048	14,000	10,925
Duke Energy Corp.
2.65%, 9/1/2026	10,000	9,854
3.75%, 9/1/2046	176,000	130,971
3.95%, 8/15/2047	27,000	20,442
3.50%, 6/15/2051	8,000	5,455
Duke Energy Ohio, Inc. 4.30%, 2/1/2049	18,000	14,513
Duke Energy Progress LLC 2.90%, 8/15/2051	4,000	2,473
Edison International 5.75%, 6/15/2027	26,000	26,473
Enel Americas SA (Chile) 4.00%, 10/25/2026	31,000	30,809
Enel Chile SA (Chile) 4.88%, 6/12/2028	3,000	3,035
Entergy Corp. 1.90%, 6/15/2028	109,000	102,618
Entergy Louisiana LLC
4.00%, 3/15/2033	3,000	2,845
4.20%, 9/1/2048	49,000	39,339
Evergy, Inc. 2.90%, 9/15/2029	76,000	71,938
Eversource Energy
Series M, 3.30%, 1/15/2028	2,000	1,959
Series R, 1.65%, 8/15/2030	106,000	93,013
3.38%, 3/1/2032	12,000	11,015
5.13%, 5/15/2033	8,000	8,032
Exelon Corp.
2.75%, 3/15/2027	14,000	13,706
4.95%, 6/15/2035	11,000	10,736
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.50%, 3/15/2055 (c)	35,000	36,180
Florida Power & Light Co.
5.69%, 3/1/2040	64,000	66,329
3.95%, 3/1/2048	31,000	24,554
Georgia Power Co. Series B, 3.70%, 1/30/2050	39,000	28,867
SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
IPALCO Enterprises, Inc. 4.25%, 5/1/2030	88,000	85,975
Johnsonville Aeroderivative Combustion Turbine Generation LLC 5.08%, 10/1/2054	44,722	42,245
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	18,000	15,428
NextEra Energy Capital Holdings, Inc.
1.90%, 6/15/2028	211,000	199,029
5.25%, 2/28/2053	14,000	12,802
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (c)	29,000	30,603
(3-MONTH SOFR + 2.41%), 4.80%, 12/1/2077 (c)	24,000	23,129
Northern States Power Co. 6.25%, 6/1/2036	30,000	33,017
Oncor Electric Delivery Co. LLC
3.80%, 9/30/2047	32,000	24,392
4.10%, 11/15/2048	26,000	20,583
3.10%, 9/15/2049	5,000	3,286
Pacific Gas and Electric Co.
5.45%, 6/15/2027	4,000	4,061
2.10%, 8/1/2027	26,000	24,914
3.00%, 6/15/2028	25,000	24,074
2.50%, 2/1/2031	10,000	8,867
3.25%, 6/1/2031	72,000	66,026
4.50%, 7/1/2040	47,000	40,065
3.30%, 8/1/2040	2,000	1,481
4.45%, 4/15/2042	15,000	11,977
4.95%, 7/1/2050	3,000	2,483
6.75%, 1/15/2053	28,000	28,909
PacifiCorp
7.70%, 11/15/2031	29,000	33,759
5.45%, 2/15/2034	3,000	3,049
6.00%, 1/15/2039	11,000	11,345
4.15%, 2/15/2050	18,000	13,632
3.30%, 3/15/2051	86,000	54,834
PECO Energy Co. 5.95%, 10/1/2036	5,000	5,359
PPL Electric Utilities Corp. 5.00%, 5/15/2033	48,000	49,036
Public Service Co. of Colorado
1.88%, 6/15/2031	53,000	46,199
Series 17, 6.25%, 9/1/2037	16,000	17,287
4.05%, 9/15/2049	17,000	13,051
Public Service Electric and Gas Co.
3.10%, 3/15/2032	5,000	4,586
3.15%, 1/1/2050	63,000	42,487
5.45%, 3/1/2054	33,000	32,073
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Electric Utilities — continued
Southern California Edison Co.
Series D, 4.70%, 6/1/2027	27,000	27,130
6.00%, 1/15/2034	1,000	1,040
Series E, 5.45%, 6/1/2052	19,000	16,938
Southern Co. (The)
Series 21-B, 1.75%, 3/15/2028	12,000	11,318
Series 21-A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.75%, 9/15/2051 (c)	67,000	66,069
Union Electric Co. 5.45%, 3/15/2053	5,000	4,776
Virginia Electric and Power Co.
Series C, 4.00%, 11/15/2046	20,000	15,693
4.60%, 12/1/2048	112,000	95,430
		2,632,806
Electrical Equipment — 0.3%
Eaton Corp. 3.92%, 9/15/2047	27,000	21,377
Regal Rexnord Corp. 6.40%, 4/15/2033	48,000	51,055
Rockwell Automation, Inc.
4.20%, 3/1/2049	30,000	24,508
2.80%, 8/15/2061	57,000	32,787
		129,727
Electronic Equipment, Instruments & Components — 0.3%
Corning, Inc.
4.75%, 3/15/2042	116,000	104,907
5.45%, 11/15/2079	13,000	11,805
Vontier Corp. 2.95%, 4/1/2031	22,000	20,027
		136,739
Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC 3.34%, 12/15/2027	9,000	8,858
Halliburton Co. 4.85%, 11/15/2035	10,000	9,708
Helmerich & Payne, Inc. 2.90%, 9/29/2031	11,000	9,600
		28,166
Entertainment — 1.0%
NBCUniversal Media LLC 5.95%, 4/1/2041	25,000	25,824
Netflix, Inc.
4.90%, 8/15/2034	74,000	75,576
5.40%, 8/15/2054	58,000	56,538
Take-Two Interactive Software, Inc. 4.00%, 4/14/2032	3,000	2,861
TWDC Enterprises 18 Corp. 7.00%, 3/1/2032	1,000	1,140
Walt Disney Co. (The)
2.65%, 1/13/2031	130,000	120,791
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	73

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Entertainment — continued
3.50%, 5/13/2040	113,000	93,354
4.75%, 11/15/2046	46,000	41,219
		417,303
Financial Services — 1.2%
Corebridge Financial, Inc.
4.40%, 4/5/2052	5,000	3,987
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 6.88%, 12/15/2052 (c)	15,000	15,489
Equitable Holdings, Inc.
4.35%, 4/20/2028	75,000	75,201
5.00%, 4/20/2048	11,000	9,813
Fidelity National Information Services, Inc.
5.10%, 7/15/2032	10,000	10,213
3.10%, 3/1/2041	38,000	27,863
Fiserv, Inc.
2.25%, 6/1/2027	38,000	36,809
4.40%, 7/1/2049	10,000	7,993
Mastercard, Inc.
2.00%, 11/18/2031	2,000	1,757
4.85%, 3/9/2033	30,000	30,640
3.85%, 3/26/2050	75,000	58,116
National Rural Utilities Cooperative Finance Corp. 1.65%, 6/15/2031	2,000	1,720
ORIX Corp. (Japan) 5.20%, 9/13/2032	28,000	28,755
PayPal Holdings, Inc.
5.50%, 6/1/2054	43,000	41,770
5.25%, 6/1/2062	10,000	9,191
Shell International Finance BV
3.88%, 11/13/2028	10,000	9,986
3.13%, 11/7/2049	10,000	6,669
3.00%, 11/26/2051	1,000	642
Visa, Inc. 0.75%, 8/15/2027	42,000	39,664
Voya Financial, Inc. (3-MONTH SOFR + 2.08%), 4.70%, 1/23/2048 (c)	44,000	42,687
		458,965
Food Products — 1.1%
Archer-Daniels-Midland Co. 3.75%, 9/15/2047	122,000	92,444
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	60,000	54,829
Conagra Brands, Inc. 5.40%, 11/1/2048	7,000	6,155
General Mills, Inc. 2.25%, 10/14/2031	6,000	5,274
JBS USA Holding Lux SARL 4.38%, 2/2/2052	4,000	3,037
Kellanova 3.40%, 11/15/2027	20,000	19,721
Kraft Heinz Foods Co. 5.00%, 7/15/2035	2,000	1,957
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Food Products — continued
Mondelez International, Inc.
1.88%, 10/15/2032	39,000	32,955
2.63%, 9/4/2050	9,000	5,275
Pilgrim's Pride Corp.
6.25%, 7/1/2033	51,000	53,790
6.88%, 5/15/2034	26,000	28,474
Tyson Foods, Inc.
3.55%, 6/2/2027	114,000	112,757
5.10%, 9/28/2048	20,000	17,938
		434,606
Gas Utilities — 0.7%
Atmos Energy Corp.
5.50%, 6/15/2041	16,000	16,129
4.13%, 3/15/2049	32,000	25,364
5.75%, 10/15/2052	10,000	9,956
National Fuel Gas Co. 3.95%, 9/15/2027	15,000	14,850
Piedmont Natural Gas Co., Inc.
3.50%, 6/1/2029	39,000	38,054
5.05%, 5/15/2052	8,000	7,032
Southern California Gas Co.
5.05%, 9/1/2034	22,000	22,230
5.13%, 11/15/2040	67,000	64,344
Series VV, 4.30%, 1/15/2049	35,000	28,018
Southwest Gas Corp. 4.05%, 3/15/2032	2,000	1,908
Spire Missouri, Inc. 4.80%, 2/15/2033	6,000	6,017
Washington Gas Light Co.
Series K, 3.80%, 9/15/2046	14,000	10,462
3.65%, 9/15/2049	22,000	15,675
		260,039
Ground Transportation — 1.4%
Burlington Northern Santa Fe LLC
2.88%, 6/15/2052	2,000	1,238
4.45%, 1/15/2053	78,000	64,737
Canadian Pacific Railway Co. (Canada)
1.75%, 12/2/2026	71,000	68,987
2.45%, 12/2/2031	24,000	21,267
4.30%, 5/15/2043	7,000	5,936
CSX Corp.
3.95%, 5/1/2050	141,000	108,583
4.65%, 3/1/2068	44,000	35,819
Norfolk Southern Corp.
3.80%, 8/1/2028	90,000	89,589
4.15%, 2/28/2048	34,000	27,396
SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Ground Transportation — continued
3.70%, 3/15/2053	9,000	6,497
5.10%, 8/1/2118	36,000	30,308
4.10%, 5/15/2121	3,000	2,067
Ryder System, Inc.
2.85%, 3/1/2027	49,000	48,020
5.30%, 3/15/2027	2,000	2,029
Union Pacific Corp.
4.50%, 9/10/2048	17,000	14,342
3.88%, 2/1/2055	63,000	46,785
		573,600
Health Care Equipment & Supplies — 0.9%
Abbott Laboratories
1.15%, 1/30/2028	132,000	124,068
4.75%, 4/15/2043	11,000	10,308
Baxter International, Inc. 1.73%, 4/1/2031	3,000	2,569
Becton Dickinson & Co.
4.87%, 2/8/2029	1,000	1,020
2.82%, 5/20/2030	35,000	32,756
4.30%, 8/22/2032	12,000	11,712
Boston Scientific Corp.
4.55%, 3/1/2039	7,000	6,617
4.70%, 3/1/2049	33,000	29,191
DENTSPLY SIRONA, Inc. 3.25%, 6/1/2030	3,000	2,756
DH Europe Finance II SARL 2.60%, 11/15/2029	59,000	55,528
Koninklijke Philips NV (Netherlands) 5.00%, 3/15/2042	22,000	20,044
Medtronic, Inc. 4.63%, 3/15/2045	10,000	8,960
Solventum Corp. 6.00%, 5/15/2064	37,000	37,268
Zimmer Biomet Holdings, Inc. 2.60%, 11/24/2031	11,000	9,834
		352,631
Health Care Providers & Services — 4.0%
Ascension Health 3.95%, 11/15/2046	25,000	19,873
Cardinal Health, Inc.
3.41%, 6/15/2027	2,000	1,974
4.50%, 11/15/2044	76,000	63,164
Centene Corp.
2.45%, 7/15/2028	61,000	56,395
3.00%, 10/15/2030	28,000	24,757
Cigna Group (The)
2.40%, 3/15/2030	99,000	91,195
4.80%, 8/15/2038	64,000	60,062
CommonSpirit Health
6.07%, 11/1/2027	38,000	39,379
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Health Care Providers & Services — continued
6.46%, 11/1/2052	29,000	30,678
CVS Health Corp.
1.30%, 8/21/2027	9,000	8,495
3.75%, 4/1/2030	117,000	113,048
6.13%, 9/15/2039	11,000	11,293
5.05%, 3/25/2048	79,000	67,827
5.63%, 2/21/2053	140,000	127,883
6.00%, 6/1/2063	5,000	4,740
Elevance Health, Inc.
4.10%, 3/1/2028	24,000	23,981
2.25%, 5/15/2030	41,000	37,393
4.55%, 5/15/2052	62,000	50,032
6.10%, 10/15/2052	10,000	10,071
Hackensack Meridian Health, Inc. 4.50%, 7/1/2057	12,000	9,903
HCA, Inc.
5.38%, 9/1/2026	44,000	44,162
4.13%, 6/15/2029	11,000	10,894
5.50%, 6/1/2033	17,000	17,486
5.60%, 4/1/2034	36,000	36,974
5.13%, 6/15/2039	24,000	22,622
5.25%, 6/15/2049	22,000	19,391
3.50%, 7/15/2051	4,000	2,626
4.63%, 3/15/2052	15,000	11,925
6.10%, 4/1/2064	2,000	1,927
Humana, Inc.
2.15%, 2/3/2032	4,000	3,393
4.80%, 3/15/2047	26,000	21,624
Mass General Brigham, Inc. Series 2020, 3.34%, 7/1/2060	45,000	29,035
Mayo Clinic Series 2013, 4.00%, 11/15/2047	29,000	22,647
Memorial Sloan-Kettering Cancer Center 5.00%, 7/1/2042	4,000	3,782
Mount Sinai Hospital (The) Series 2020, 3.39%, 7/1/2050	6,000	3,723
Novant Health, Inc. 2.64%, 11/1/2036	20,000	15,769
Providence St Joseph Health Obligated Group 5.40%, 10/1/2033	5,000	5,091
Providence St. Joseph Health Obligated Group Series A, 3.93%, 10/1/2048	40,000	30,222
Quest Diagnostics, Inc. 2.80%, 6/30/2031	84,000	76,850
SSM Health Care Corp. Series A, 3.82%, 6/1/2027	26,000	25,875
UnitedHealth Group, Inc.
3.88%, 12/15/2028	45,000	44,634
2.30%, 5/15/2031	6,000	5,357
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	75

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
4.20%, 5/15/2032	2,000	1,950
5.80%, 3/15/2036	12,000	12,617
6.63%, 11/15/2037	32,000	35,436
3.50%, 8/15/2039	146,000	118,426
2.75%, 5/15/2040	37,000	26,877
4.63%, 11/15/2041	65,000	57,794
3.13%, 5/15/2060	10,000	5,913
6.05%, 2/15/2063	8,000	8,012
5.50%, 4/15/2064	7,000	6,427
5.75%, 7/15/2064	10,000	9,534
		1,591,138
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc. 1.88%, 2/1/2033	6,000	4,866
Healthpeak OP LLC 2.88%, 1/15/2031	63,000	57,943
Ventas Realty LP 4.38%, 2/1/2045	3,000	2,457
Welltower OP LLC 4.95%, 9/1/2048	26,000	23,807
		89,073
Hotels, Restaurants & Leisure — 1.0%
Choice Hotels International, Inc. 3.70%, 1/15/2031	49,000	45,857
Expedia Group, Inc.
4.63%, 8/1/2027	5,000	5,031
3.25%, 2/15/2030	60,000	57,185
Hyatt Hotels Corp. 4.38%, 9/15/2028	3,000	3,002
Las Vegas Sands Corp.
5.90%, 6/1/2027	50,000	51,004
3.90%, 8/8/2029	50,000	48,238
Marriott International, Inc. 5.50%, 4/15/2037	7,000	7,018
McDonald's Corp.
3.80%, 4/1/2028	21,000	20,910
4.80%, 8/14/2028	2,000	2,045
2.13%, 3/1/2030	14,000	12,817
4.60%, 9/9/2032	9,000	9,082
3.63%, 5/1/2043	81,000	63,037
5.15%, 9/9/2052	35,000	32,133
Starbucks Corp.
5.00%, 2/15/2034	9,000	9,101
4.50%, 11/15/2048	28,000	23,214
3.35%, 3/12/2050	31,000	20,727
		410,401
Household Durables — 0.6%
DR Horton, Inc. 1.40%, 10/15/2027	96,000	90,929
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Household Durables — continued
Leggett & Platt, Inc. 3.50%, 11/15/2051	16,000	10,183
Lennar Corp. 4.75%, 11/29/2027	14,000	14,109
MDC Holdings, Inc. 3.97%, 8/6/2061	36,000	23,149
Mohawk Industries, Inc. 3.63%, 5/15/2030	94,000	90,488
		228,858
Household Products — 0.5%
Colgate-Palmolive Co.
4.60%, 3/1/2028	2,000	2,037
4.00%, 8/15/2045	25,000	20,489
Kimberly-Clark Corp.
1.05%, 9/15/2027	21,000	19,863
6.63%, 8/1/2037	107,000	123,808
Procter & Gamble Co. (The)
2.85%, 8/11/2027	37,000	36,369
2.30%, 2/1/2032	2,000	1,805
3.50%, 10/25/2047	6,000	4,535
		208,906
Industrial Conglomerates — 0.4%
3M Co. 3.38%, 3/1/2029	131,000	127,766
Honeywell International, Inc.
5.70%, 3/15/2036	43,000	45,368
5.35%, 3/1/2064	4,000	3,707
		176,841
Industrial REITs — 0.1%
Prologis LP
2.25%, 1/15/2032	10,000	8,750
3.00%, 4/15/2050	36,000	23,180
		31,930
Insurance — 2.9%
ACE Capital Trust II 9.70%, 4/1/2030	10,000	12,044
Aflac, Inc. 3.60%, 4/1/2030	78,000	76,264
Allstate Corp. (The) 5.25%, 3/30/2033	56,000	57,629
American International Group, Inc. 3.88%, 1/15/2035	34,000	31,312
Aon Corp. 4.50%, 12/15/2028	9,000	9,086
Arch Capital Group US, Inc. 5.14%, 11/1/2043	2,000	1,860
Athene Holding Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.63%, 10/15/2054 (c)	43,000	43,163
Berkshire Hathaway Finance Corp.
2.30%, 3/15/2027	9,000	8,792
5.75%, 1/15/2040	22,000	23,694
2.85%, 10/15/2050	96,000	60,834
SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
Brighthouse Financial, Inc. 3.85%, 12/22/2051	18,000	11,150
Chubb INA Holdings LLC
6.70%, 5/15/2036	11,000	12,476
3.05%, 12/15/2061	34,000	20,501
Cincinnati Financial Corp. 6.13%, 11/1/2034	21,000	22,494
CNO Financial Group, Inc. 6.45%, 6/15/2034	5,000	5,253
Fairfax Financial Holdings Ltd. (Canada)
4.85%, 4/17/2028	50,000	50,673
6.00%, 12/7/2033	28,000	29,468
Hartford Insurance Group, Inc. (The) 2.90%, 9/15/2051	110,000	68,862
Marsh & McLennan Cos., Inc. 4.20%, 3/1/2048	16,000	13,034
MetLife, Inc.
10.75%, 8/1/2039	11,000	14,738
5.25%, 1/15/2054	26,000	24,347
Principal Financial Group, Inc. 3.70%, 5/15/2029	33,000	32,360
Progressive Corp. (The) 4.13%, 4/15/2047	40,000	32,669
Prudential Financial, Inc.
6.63%, 12/1/2037	38,000	42,733
(3-MONTH SOFR + 2.67%), 5.70%, 9/15/2048 (c)	47,000	47,780
3.94%, 12/7/2049	41,000	31,218
3.70%, 3/13/2051	41,000	29,864
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 6.75%, 3/1/2053 (c)	17,000	17,979
Prudential Funding Asia plc (Hong Kong) 3.63%, 3/24/2032	26,000	24,497
Reinsurance Group of America, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.65%, 9/15/2055 (c)	22,000	22,408
Selective Insurance Group, Inc. 5.38%, 3/1/2049	18,000	15,987
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	52,000	65,087
Travelers Cos., Inc. (The)
4.05%, 3/7/2048	13,000	10,447
4.10%, 3/4/2049	15,000	11,975
Travelers Property Casualty Corp. 6.38%, 3/15/2033	109,000	121,758
W R Berkley Corp. 3.15%, 9/30/2061	49,000	29,738
Willis North America, Inc. 3.88%, 9/15/2049	33,000	24,162
		1,158,336
Interactive Media & Services — 0.5%
Alphabet, Inc. 2.25%, 8/15/2060	77,000	39,934
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Interactive Media & Services — continued
Meta Platforms, Inc.
4.30%, 8/15/2029	2,000	2,026
4.80%, 5/15/2030	56,000	57,800
4.75%, 8/15/2034	93,000	93,419
4.65%, 8/15/2062	25,000	20,830
		214,009
IT Services — 0.3%
DXC Technology Co. 2.38%, 9/15/2028	16,000	15,011
International Business Machines Corp.
6.50%, 1/15/2028	35,000	36,940
5.88%, 11/29/2032	22,000	23,676
7.13%, 12/1/2096	14,000	16,524
Kyndryl Holdings, Inc. 4.10%, 10/15/2041	27,000	21,314
		113,465
Leisure Products — 0.2%
Brunswick Corp.
5.85%, 3/18/2029	50,000	51,801
5.10%, 4/1/2052	25,000	19,060
Hasbro, Inc. 3.90%, 11/19/2029	15,000	14,609
		85,470
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc. 2.30%, 3/12/2031	2,000	1,794
Revvity, Inc. 2.25%, 9/15/2031	23,000	19,888
Thermo Fisher Scientific, Inc. 5.00%, 1/31/2029	155,000	159,589
		181,271
Machinery — 0.5%
Caterpillar, Inc.
6.05%, 8/15/2036	21,000	23,023
4.75%, 5/15/2064	22,000	19,166
Cummins, Inc. 5.15%, 2/20/2034	44,000	45,077
Deere & Co. 3.75%, 4/15/2050	3,000	2,299
Illinois Tool Works, Inc. 2.65%, 11/15/2026	85,000	83,792
Otis Worldwide Corp.
3.11%, 2/15/2040	8,000	6,183
3.36%, 2/15/2050	5,000	3,461
Snap-on, Inc. 4.10%, 3/1/2048	6,000	4,854
Xylem, Inc. 1.95%, 1/30/2028	15,000	14,322
		202,177
Media — 2.1%
Charter Communications Operating LLC
3.75%, 2/15/2028	13,000	12,804
2.80%, 4/1/2031	50,000	45,005
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	77

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
2.30%, 2/1/2032	49,000	41,484
6.65%, 2/1/2034	41,000	43,726
6.38%, 10/23/2035	100,000	104,103
3.50%, 6/1/2041	30,000	21,527
4.40%, 12/1/2061	32,000	21,773
Comcast Corp.
7.05%, 3/15/2033	80,000	91,448
6.55%, 7/1/2039	37,000	40,991
3.25%, 11/1/2039	66,000	51,827
3.75%, 4/1/2040	57,000	47,327
4.00%, 11/1/2049	169,000	126,911
2.89%, 11/1/2051	11,000	6,577
Fox Corp. 5.58%, 1/25/2049	10,000	9,416
Grupo Televisa SAB (Mexico) 6.63%, 1/15/2040	51,000	47,092
Paramount Global
4.95%, 1/15/2031	5,000	4,970
4.20%, 5/19/2032	139,000	129,605
		846,586
Metals & Mining — 0.8%
ArcelorMittal SA (Luxembourg) 6.75%, 3/1/2041 (a)	56,000	59,602
BHP Billiton Finance USA Ltd. (Australia)
5.25%, 9/8/2026	78,000	78,848
5.10%, 9/8/2028	2,000	2,059
5.25%, 9/8/2033	2,000	2,064
Kinross Gold Corp. (Canada) 4.50%, 7/15/2027	18,000	18,036
Newmont Corp. 2.60%, 7/15/2032	12,000	10,727
Rio Tinto Alcan, Inc. (Canada) 5.75%, 6/1/2035	37,000	39,325
Rio Tinto Finance USA Ltd. (Australia) 2.75%, 11/2/2051	4,000	2,423
Rio Tinto Finance USA plc (Australia) 5.13%, 3/9/2053	18,000	16,535
Southern Copper Corp. (Mexico)
5.25%, 11/8/2042	16,000	14,998
5.88%, 4/23/2045	53,000	53,205
Vale Overseas Ltd. (Brazil)
3.75%, 7/8/2030	31,000	29,536
6.40%, 6/28/2054	2,000	2,000
		329,358
Multi-Utilities — 2.0%
Ameren Corp. 3.50%, 1/15/2031	30,000	28,668
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036	50,000	53,919
5.95%, 5/15/2037	43,000	45,693
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Multi-Utilities — continued
Black Hills Corp. 6.15%, 5/15/2034	24,000	25,418
CMS Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.12%), 4.75%, 6/1/2050 (c)	5,000	4,833
Consolidated Edison Co. of New York, Inc.
2.40%, 6/15/2031	11,000	9,965
Series 20B, 3.95%, 4/1/2050	49,000	37,898
3.20%, 12/1/2051	64,000	41,996
3.70%, 11/15/2059	51,000	35,273
Consumers Energy Co.
4.63%, 5/15/2033	51,000	50,576
3.95%, 7/15/2047	81,000	63,843
Dominion Energy, Inc.
Series C, 2.25%, 8/15/2031	2,000	1,763
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (c)	58,000	60,698
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.21%), 6.63%, 5/15/2055 (c)	13,000	13,330
National Grid plc (United Kingdom) 5.81%, 6/12/2033	41,000	43,412
NiSource, Inc.
3.49%, 5/15/2027	22,000	21,765
3.60%, 5/1/2030	11,000	10,662
5.00%, 6/15/2052	13,000	11,377
Public Service Enterprise Group, Inc. 2.45%, 11/15/2031	49,000	43,442
San Diego Gas & Electric Co.
2.95%, 8/15/2051	46,000	28,897
3.70%, 3/15/2052	1,000	712
Sempra
3.40%, 2/1/2028	39,000	38,215
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.14%), 6.55%, 4/1/2055 (c)	5,000	4,933
Southern Co. Gas Capital Corp. 4.40%, 5/30/2047	10,000	8,169
WEC Energy Group, Inc.
1.38%, 10/15/2027	19,000	17,990
2.20%, 12/15/2028	116,000	109,033
		812,480
Office REITs — 0.8%
Boston Properties LP
2.75%, 10/1/2026	126,000	123,815
2.55%, 4/1/2032	43,000	36,874
SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Office REITs — continued
COPT Defense Properties LP
2.75%, 4/15/2031	64,000	57,668
2.90%, 12/1/2033	55,000	46,156
Kilroy Realty LP
4.25%, 8/15/2029	5,000	4,887
2.50%, 11/15/2032	29,000	23,773
2.65%, 11/15/2033	25,000	20,206
Piedmont Operating Partnership LP
9.25%, 7/20/2028	12,000	13,335
3.15%, 8/15/2030	5,000	4,523
		331,237
Oil, Gas & Consumable Fuels — 7.0%
APA Corp. 6.75%, 2/15/2055 (b)	2,000	1,898
Boardwalk Pipelines LP 3.60%, 9/1/2032	45,000	41,207
BP Capital Markets America, Inc.
3.02%, 1/16/2027	4,000	3,950
4.23%, 11/6/2028	49,000	49,230
2.72%, 1/12/2032	19,000	17,117
3.06%, 6/17/2041	1,000	741
3.00%, 3/17/2052	47,000	29,382
3.38%, 2/8/2061	96,000	61,492
BP Capital Markets plc 3.28%, 9/19/2027	37,000	36,464
Canadian Natural Resources Ltd. (Canada) 6.50%, 2/15/2037	17,000	18,152
Cenovus Energy, Inc. (Canada)
4.25%, 4/15/2027	10,000	9,993
2.65%, 1/15/2032	41,000	35,998
Cheniere Energy, Inc. 4.63%, 10/15/2028	60,000	59,939
Chevron Corp. 2.24%, 5/11/2030	14,000	12,908
Chevron USA, Inc. 1.02%, 8/12/2027	37,000	35,087
ConocoPhillips Co.
4.70%, 1/15/2030	2,000	2,039
3.80%, 3/15/2052	17,000	12,308
4.03%, 3/15/2062	76,000	54,572
5.70%, 9/15/2063	30,000	28,556
5.65%, 1/15/2065	7,000	6,606
Devon Energy Corp.
5.20%, 9/15/2034	52,000	50,968
5.60%, 7/15/2041	25,000	23,402
5.00%, 6/15/2045	10,000	8,399
Diamondback Energy, Inc.
3.25%, 12/1/2026	26,000	25,695
3.50%, 12/1/2029	4,000	3,855
6.25%, 3/15/2053	4,000	3,954
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Oil, Gas & Consumable Fuels — continued
5.90%, 4/18/2064	62,000	57,341
Enbridge Energy Partners LP Series B, 7.50%, 4/15/2038	23,000	26,844
Enbridge, Inc. (Canada) 2.50%, 8/1/2033	234,000	196,592
Energy Transfer LP
4.95%, 5/15/2028	49,000	49,792
3.75%, 5/15/2030	27,000	26,150
4.90%, 3/15/2035	2,000	1,923
6.10%, 2/15/2042	45,000	44,898
5.40%, 10/1/2047	90,000	80,133
5.95%, 5/15/2054	22,000	20,643
Enterprise Products Operating LLC
4.85%, 8/15/2042	43,000	39,045
4.90%, 5/15/2046	2,000	1,791
3.95%, 1/31/2060	35,000	25,188
Series E, (3-MONTH CME TERM SOFR + 3.29%), 5.25%, 8/16/2077 (c)	35,000	34,702
(3-MONTH CME TERM SOFR + 2.83%), 5.38%, 2/15/2078 (c)	48,000	47,472
EOG Resources, Inc. 4.95%, 4/15/2050	55,000	48,434
EQT Corp. 7.00%, 2/1/2030 (a)	48,000	52,210
Exxon Mobil Corp.
2.44%, 8/16/2029	64,000	60,813
4.23%, 3/19/2040	138,000	124,219
3.10%, 8/16/2049	35,000	23,410
Hess Corp.
7.88%, 10/1/2029	10,000	11,360
5.80%, 4/1/2047	45,000	45,443
Kinder Morgan, Inc. 1.75%, 11/15/2026	94,000	91,288
MPLX LP
4.25%, 12/1/2027	42,000	42,018
4.50%, 4/15/2038	7,000	6,232
5.20%, 12/1/2047	9,000	7,792
4.95%, 3/14/2052	34,000	27,978
4.90%, 4/15/2058	16,000	12,848
Occidental Petroleum Corp.
5.00%, 8/1/2027	34,000	34,356
4.40%, 4/15/2046	21,000	15,929
4.20%, 3/15/2048	3,000	2,117
ONEOK, Inc.
5.55%, 11/1/2026	64,000	64,769
5.60%, 4/1/2044	5,000	4,634
4.95%, 7/13/2047	34,000	28,869
5.20%, 7/15/2048	70,000	61,121
5.85%, 11/1/2064	9,000	8,219
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	79

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Phillips 66
3.90%, 3/15/2028	24,000	23,863
4.88%, 11/15/2044	10,000	8,754
Phillips 66 Co. 3.75%, 3/1/2028	2,000	1,984
Sabine Pass Liquefaction LLC 4.20%, 3/15/2028	59,000	58,980
Targa Resources Corp.
5.20%, 7/1/2027	27,000	27,437
6.50%, 2/15/2053	15,000	15,323
Targa Resources Partners LP
6.88%, 1/15/2029	18,000	18,351
4.88%, 2/1/2031	25,000	24,899
TC PipeLines LP 3.90%, 5/25/2027	31,000	30,804
Tennessee Gas Pipeline Co. LLC 7.00%, 10/15/2028	56,000	60,271
TotalEnergies Capital International SA (France)
2.83%, 1/10/2030	151,000	144,314
3.39%, 6/29/2060	59,000	38,019
TransCanada PipeLines Ltd. (Canada)
4.63%, 3/1/2034	1,000	964
5.85%, 3/15/2036	1,000	1,036
6.20%, 10/15/2037	11,000	11,598
6.10%, 6/1/2040	48,000	49,689
Transcontinental Gas Pipe Line Co. LLC 4.60%, 3/15/2048	150,000	126,174
Valero Energy Corp.
2.15%, 9/15/2027	17,000	16,314
2.80%, 12/1/2031	7,000	6,314
Western Midstream Operating LP
4.50%, 3/1/2028	42,000	41,951
5.30%, 3/1/2048	2,000	1,684
5.25%, 2/1/2050 (a)	35,000	29,290
Williams Cos., Inc. (The)
4.65%, 8/15/2032	2,000	1,974
5.80%, 11/15/2043	14,000	13,872
		2,814,344
Paper & Forest Products — 0.2%
Suzano Austria GmbH (Brazil) 3.75%, 1/15/2031	65,000	61,086
Personal Care Products — 0.7%
Estee Lauder Cos., Inc. (The)
3.15%, 3/15/2027	100,000	98,605
4.65%, 5/15/2033	43,000	42,703
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Personal Care Products — continued
Kenvue, Inc.
4.90%, 3/22/2033	116,000	117,844
5.10%, 3/22/2043	31,000	29,734
		288,886
Pharmaceuticals — 3.2%
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	24,000	27,067
4.38%, 11/16/2045	18,000	15,664
3.00%, 5/28/2051	51,000	33,802
Bristol-Myers Squibb Co.
1.13%, 11/13/2027	117,000	110,356
1.45%, 11/13/2030	13,000	11,364
5.90%, 11/15/2033	66,000	71,045
4.35%, 11/15/2047	13,000	10,762
3.90%, 3/15/2062	12,000	8,480
Eli Lilly & Co.
3.38%, 3/15/2029	90,000	88,298
2.25%, 5/15/2050	131,000	73,316
4.15%, 3/15/2059	33,000	25,700
2.50%, 9/15/2060	43,000	23,445
GlaxoSmithKline Capital, Inc. (United Kingdom) 6.38%, 5/15/2038	26,000	28,935
Johnson & Johnson
0.95%, 9/1/2027	30,000	28,442
4.38%, 12/5/2033	27,000	27,074
5.95%, 8/15/2037	57,000	63,008
3.40%, 1/15/2038	116,000	100,351
2.45%, 9/1/2060	3,000	1,644
Merck & Co., Inc.
6.50%, 12/1/2033 (a)	8,000	9,049
3.60%, 9/15/2042	80,000	63,405
2.90%, 12/10/2061	128,000	73,668
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028	30,000	31,809
Novartis Capital Corp. 4.20%, 9/18/2034	3,000	2,904
Pfizer Investment Enterprises Pte. Ltd. 5.34%, 5/19/2063	80,000	72,821
Pfizer, Inc. 4.00%, 12/15/2036	5,000	4,597
Royalty Pharma plc
1.75%, 9/2/2027	41,000	39,013
3.30%, 9/2/2040	66,000	49,891
3.55%, 9/2/2050	29,000	19,559
3.35%, 9/2/2051	2,000	1,284
Viatris, Inc. 2.30%, 6/22/2027	3,000	2,881
SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Pharmaceuticals — continued
Wyeth LLC
6.50%, 2/1/2034	11,000	12,301
6.00%, 2/15/2036	91,000	98,193
Zoetis, Inc.
3.00%, 9/12/2027	41,000	40,201
3.90%, 8/20/2028	26,000	25,962
		1,296,291
Professional Services — 0.7%
Concentrix Corp. 6.85%, 8/2/2033	25,000	26,283
Equifax, Inc. 2.35%, 9/15/2031	151,000	133,143
Jacobs Engineering Group, Inc. 5.90%, 3/1/2033	41,000	42,902
Thomson Reuters Corp. (Canada) 5.85%, 4/15/2040	67,000	67,983
		270,311
Residential REITs — 0.4%
American Homes 4 Rent LP 3.38%, 7/15/2051	10,000	6,539
AvalonBay Communities, Inc.
2.05%, 1/15/2032	23,000	19,992
3.90%, 10/15/2046	8,000	6,240
Camden Property Trust 2.80%, 5/15/2030	60,000	56,299
Essex Portfolio LP 1.70%, 3/1/2028	29,000	27,292
Store Capital LLC 4.50%, 3/15/2028	37,000	36,784
UDR, Inc.
3.00%, 8/15/2031	11,000	10,103
2.10%, 6/15/2033	3,000	2,458
		165,707
Retail REITs — 0.4%
Brixmor Operating Partnership LP 4.05%, 7/1/2030	60,000	58,792
Kimco Realty OP LLC 2.25%, 12/1/2031	10,000	8,774
NNN REIT, Inc. 3.10%, 4/15/2050	42,000	26,598
Realty Income Corp.
3.40%, 1/15/2028	5,000	4,937
3.20%, 2/15/2031	29,000	27,232
1.80%, 3/15/2033	24,000	19,665
4.65%, 3/15/2047	10,000	8,697
		154,695
Semiconductors & Semiconductor Equipment — 2.6%
Analog Devices, Inc. 3.50%, 12/5/2026	5,000	4,970
Applied Materials, Inc. 5.10%, 10/1/2035	42,000	43,142
Broadcom, Inc.
1.95%, 2/15/2028 (b)	133,000	126,485
4.11%, 9/15/2028	7,000	6,996
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Semiconductors & Semiconductor Equipment — continued
2.45%, 2/15/2031 (b)	2,000	1,808
4.15%, 4/15/2032 (b)	2,000	1,936
4.30%, 11/15/2032	2,000	1,948
2.60%, 2/15/2033 (b)	30,000	25,905
4.93%, 5/15/2037 (b)	138,000	134,135
Intel Corp.
1.60%, 8/12/2028	97,000	89,952
3.90%, 3/25/2030	4,000	3,897
4.25%, 12/15/2042	98,000	78,398
5.63%, 2/10/2043	10,000	9,471
5.90%, 2/10/2063	26,000	24,005
KLA Corp. 4.10%, 3/15/2029	86,000	86,130
Micron Technology, Inc.
5.88%, 9/15/2033	48,000	50,481
3.48%, 11/1/2051	73,000	49,664
NVIDIA Corp. 2.00%, 6/15/2031	123,000	110,137
NXP BV (Netherlands) 3.25%, 5/11/2041	42,000	31,058
QUALCOMM, Inc.
3.25%, 5/20/2027	117,000	115,839
1.65%, 5/20/2032	3,000	2,522
4.65%, 5/20/2035	4,000	3,979
Texas Instruments, Inc.
1.75%, 5/4/2030	23,000	20,737
5.00%, 3/14/2053	5,000	4,564
		1,028,159
Software — 2.1%
Adobe, Inc. 2.15%, 2/1/2027	71,000	69,335
Microsoft Corp.
3.50%, 2/12/2035	2,000	1,877
4.10%, 2/6/2037	138,000	132,908
5.20%, 6/1/2039	77,000	80,994
4.50%, 10/1/2040	3,000	2,889
Oracle Corp.
2.30%, 3/25/2028	30,000	28,651
6.25%, 11/9/2032	5,000	5,400
4.30%, 7/8/2034	2,000	1,894
3.85%, 7/15/2036	221,000	194,201
3.80%, 11/15/2037	34,000	28,967
6.50%, 4/15/2038	15,000	16,259
3.60%, 4/1/2050	27,000	18,443
3.85%, 4/1/2060	4,000	2,679
4.10%, 3/25/2061	85,000	59,469
6.13%, 8/3/2065	26,000	25,230
Roper Technologies, Inc. 1.40%, 9/15/2027	150,000	142,061
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	81

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Software — continued
Salesforce, Inc.
3.70%, 4/11/2028	43,000	42,849
1.50%, 7/15/2028	2,000	1,874
		855,980
Specialized REITs — 1.2%
American Tower Corp.
1.50%, 1/31/2028	21,000	19,701
2.10%, 6/15/2030	154,000	138,466
Crown Castle, Inc.
4.80%, 9/1/2028	48,000	48,551
3.10%, 11/15/2029	12,000	11,380
5.20%, 2/15/2049	32,000	28,562
Equinix, Inc. 3.20%, 11/18/2029	81,000	77,377
Extra Space Storage LP
3.88%, 12/15/2027	17,000	16,852
2.35%, 3/15/2032	64,000	55,027
Public Storage Operating Co.
1.50%, 11/9/2026	9,000	8,738
2.25%, 11/9/2031	45,000	39,768
Weyerhaeuser Co. 4.00%, 3/9/2052	46,000	34,685
		479,107
Specialty Retail — 1.6%
Home Depot, Inc. (The)
1.50%, 9/15/2028	47,000	43,826
2.70%, 4/15/2030	212,000	199,392
4.50%, 9/15/2032	13,000	13,114
4.95%, 6/25/2034	2,000	2,034
5.88%, 12/16/2036	20,000	21,564
4.20%, 4/1/2043	46,000	39,189
2.75%, 9/15/2051	11,000	6,679
Lowe's Cos., Inc.
3.10%, 5/3/2027	27,000	26,563
1.30%, 4/15/2028	99,000	92,392
4.05%, 5/3/2047	66,000	51,275
4.45%, 4/1/2062	45,000	34,481
5.85%, 4/1/2063	19,000	18,415
O'Reilly Automotive, Inc.
3.60%, 9/1/2027	2,000	1,980
4.35%, 6/1/2028	44,000	44,190
4.20%, 4/1/2030	19,000	18,949
1.75%, 3/15/2031	3,000	2,606
TJX Cos., Inc. (The) 1.15%, 5/15/2028	35,000	32,556
		649,205
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Technology Hardware, Storage & Peripherals — 1.6%
Apple, Inc.
2.90%, 9/12/2027	27,000	26,559
3.00%, 11/13/2027	18,000	17,734
1.20%, 2/8/2028	9,000	8,466
4.15%, 5/10/2030	63,000	63,814
4.30%, 5/10/2033	41,000	41,248
4.50%, 2/23/2036	58,000	58,107
4.65%, 2/23/2046	126,000	115,050
3.75%, 9/12/2047	2,000	1,570
2.55%, 8/20/2060	28,000	15,885
4.10%, 8/8/2062	2,000	1,562
Dell International LLC
5.30%, 10/1/2029	40,000	41,391
8.10%, 7/15/2036	46,000	55,720
HP, Inc. 4.00%, 4/15/2029	162,000	159,901
Western Digital Corp.
2.85%, 2/1/2029	43,000	40,468
3.10%, 2/1/2032	12,000	10,700
		658,175
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc.
2.38%, 11/1/2026	16,000	15,710
3.63%, 5/1/2043	62,000	48,993
3.88%, 11/1/2045	20,000	15,880
		80,583
Tobacco — 1.4%
Altria Group, Inc.
2.45%, 2/4/2032	15,000	13,062
5.95%, 2/14/2049	46,000	45,806
4.45%, 5/6/2050	3,000	2,370
4.00%, 2/4/2061	69,000	48,534
BAT Capital Corp. (United Kingdom)
3.22%, 9/6/2026	38,000	37,563
4.70%, 4/2/2027	64,000	64,380
4.39%, 8/15/2037	3,000	2,704
5.28%, 4/2/2050	69,000	60,925
7.08%, 8/2/2053	6,000	6,660
Philip Morris International, Inc.
4.88%, 2/15/2028	95,000	96,706
5.13%, 2/15/2030	94,000	97,219
5.75%, 11/17/2032	54,000	57,140
SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Tobacco — continued
6.38%, 5/16/2038	8,000	8,871
4.38%, 11/15/2041	21,000	18,302
		560,242
Trading Companies & Distributors — 0.5%
Air Lease Corp.
5.30%, 2/1/2028	17,000	17,403
3.13%, 12/1/2030	40,000	37,380
2.88%, 1/15/2032	43,000	38,544
GATX Corp.
3.50%, 6/1/2032	1,000	920
4.90%, 3/15/2033	41,000	40,978
5.45%, 9/15/2033	7,000	7,179
6.05%, 3/15/2034	37,000	39,405
		181,809
Water Utilities — 0.2%
American Water Capital Corp.
4.45%, 6/1/2032	7,000	6,964
6.59%, 10/15/2037	3,000	3,370
4.30%, 12/1/2042	3,000	2,562
4.00%, 12/1/2046	29,000	23,199
4.20%, 9/1/2048	6,000	4,818
Essential Utilities, Inc. 5.30%, 5/1/2052	31,000	28,075
		68,988
Wireless Telecommunication Services — 1.1%
Rogers Communications, Inc. (Canada) 5.45%, 10/1/2043	26,000	24,477
T-Mobile USA, Inc.
4.20%, 10/1/2029	2,000	1,999
3.88%, 4/15/2030	141,000	138,080
3.50%, 4/15/2031	216,000	204,466
Vodafone Group plc (United Kingdom) 5.75%, 2/10/2063	87,000	81,686
		450,708
Total Corporate Bonds (Cost $39,662,629)		39,300,637
Asset-Backed Securities — 0.2%
United Airlines Pass-Through Trust
Series 2020-1, Class A, 5.88%, 10/15/2027	13,645	13,936
Series 2016-1, Class AA, 3.10%, 7/7/2028	2,311	2,223
Series 2018-1, Class AA, 3.50%, 3/1/2030	65,710	62,709
Total Asset-Backed Securities (Cost $78,079)		78,868
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.5%
Investment Companies — 0.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.23% (f) (g) (Cost $211,249)	211,249	211,249
Total Investments — 98.9% (Cost $39,951,957)		39,590,754
Other Assets in Excess of Liabilities — 1.1%		442,049
NET ASSETS — 100.0%		40,032,803

Percentages indicated are based on net assets.

Abbreviations
CME	Chicago Mercantile Exchange
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate

^	Amount rounds to less than 0.1% of net assets.
(a)
Step bond. Interest rate is a fixed rate for an initial
period that either resets at a specific date or may
reset in the future contingent upon a predetermined
trigger. The interest rate shown is the current rate as
of August 31, 2025.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2025.
(d)
Contingent Capital security (“CoCo”). CoCos are hybrid
debt securities that may be convertible into equity or
may be written down if a pre-specified trigger event
occurs. The total value of aggregate CoCo holdings at
August 31, 2025 is $248,833 or 0.62% of the
Fund’s net assets as of August 31, 2025.

(e)
Variable or floating rate security, the interest rate of
which adjusts periodically based on changes in current
interest rates and prepayments on the underlying
pool of assets. The interest rate shown is the current
rate as of August 31, 2025.

(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of August 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	83

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — 84.9%
Azerbaijan — 0.3%
Republic of Azerbaijan 3.50%, 9/1/2032 (a)	150,000	138,797
Bahrain — 3.9%
Kingdom of Bahrain
7.00%, 10/12/2028 (a)	400,000	417,376
6.75%, 9/20/2029 (a)	600,000	621,750
5.63%, 9/30/2031 (a)	200,000	195,876
5.45%, 9/16/2032 (a)	200,000	192,881
5.63%, 5/18/2034 (a)	200,000	189,662
6.00%, 9/19/2044 (a)	260,000	227,617
		1,845,162
Brazil — 4.1%
Federative Republic of Brazil
4.63%, 1/13/2028	200,000	199,500
4.50%, 5/30/2029	200,000	198,000
6.13%, 1/22/2032	200,000	206,900
6.00%, 10/20/2033	200,000	201,200
6.63%, 3/15/2035	400,000	409,600
5.00%, 1/27/2045	343,000	266,439
4.75%, 1/14/2050	200,000	143,800
7.13%, 5/13/2054	335,000	325,620
		1,951,059
Bulgaria — 0.4%
Republic of Bulgaria 5.00%, 3/5/2037 (a)	200,000	196,688
Chile — 1.7%
Republic of Chile
3.24%, 2/6/2028	400,000	392,000
3.10%, 5/7/2041	200,000	149,900
4.00%, 1/31/2052	200,000	152,600
3.25%, 9/21/2071	200,000	120,376
		814,876
China — 0.6%
People's Republic of China 3.50%, 10/19/2028 (a)	276,000	276,704
Colombia — 4.4%
Republic of Colombia
3.00%, 1/30/2030	600,000	534,600
7.75%, 11/7/2036	200,000	204,850
7.38%, 9/18/2037	450,000	454,162
6.13%, 1/18/2041	400,000	348,000
5.00%, 6/15/2045	200,000	145,200
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Colombia—continued
5.20%, 5/15/2049	200,000	146,600
8.75%, 11/14/2053	224,000	236,992
		2,070,404
Costa Rica — 1.3%
Republic of Costa Rica
6.55%, 4/3/2034 (a)	200,000	211,850
7.16%, 3/12/2045 (a)	200,000	209,523
7.30%, 11/13/2054 (a)	200,000	212,188
		633,561
Dominican Republic — 4.3%
Dominican Republic Government Bond
5.95%, 1/25/2027 (a)	107,000	108,659
6.00%, 7/19/2028 (a)	300,000	307,470
4.50%, 1/30/2030 (a)	300,000	290,225
4.88%, 9/23/2032 (a)	150,000	141,675
6.95%, 3/15/2037 (b)	300,000	313,500
5.30%, 1/21/2041 (a)	550,000	485,100
6.40%, 6/5/2049 (b)	150,000	144,281
5.88%, 1/30/2060 (a)	300,000	259,020
		2,049,930
Egypt — 1.2%
Arab Republic of Egypt
6.59%, 2/21/2028 (a)	200,000	200,350
5.88%, 2/16/2031 (a)	200,000	179,300
8.88%, 5/29/2050 (a)	200,000	170,376
		550,026
El Salvador — 0.5%
Republic of El Salvador 9.25%, 4/17/2030 (a)	200,000	214,812
Ghana — 1.3%
Republic of Ghana
5.00%, 7/3/2029 (a) (c)	300,000	286,875
5.00%, 7/3/2035 (a) (c)	420,000	342,825
		629,700
Guatemala — 0.7%
Republic of Guatemala 6.60%, 6/13/2036 (a)	326,000	341,586
Hungary — 1.8%
Hungary Government Bond
5.25%, 6/16/2029 (a)	200,000	203,800
2.13%, 9/22/2031 (a)	200,000	170,069
SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Hungary—continued
6.25%, 9/22/2032 (a)	200,000	211,500
6.75%, 9/25/2052 (a)	244,000	255,268
		840,637
India — 0.8%
Export-Import Bank of India
3.88%, 2/1/2028 (a)	200,000	197,872
2.25%, 1/13/2031 (a)	200,000	179,494
		377,366
Indonesia — 2.9%
Perusahaan Penerbit SBSN Indonesia III 2.80%, 6/23/2030 (a)	400,000	371,852
Republic of Indonesia
4.75%, 2/11/2029	200,000	203,450
7.75%, 1/17/2038 (a)	400,000	491,300
4.20%, 10/15/2050	400,000	324,000
		1,390,602
Iraq — 0.3%
Republic of Iraq 5.80%, 1/15/2028 (a)	156,250	155,127
Ivory Coast — 1.0%
Republic of Cote d'Ivoire 8.25%, 1/30/2037 (a)	480,000	476,856
Jamaica — 1.2%
Jamaica Government Bond
6.75%, 4/28/2028	316,000	328,324
7.88%, 7/28/2045	200,000	236,035
		564,359
Jordan — 0.9%
Hashemite Kingdom of Jordan
5.75%, 1/31/2027 (a)	200,000	199,338
7.50%, 1/13/2029 (a)	200,000	208,382
		407,720
Kazakhstan — 0.5%
Republic of Kazakhstan 6.50%, 7/21/2045 (a)	200,000	219,125
Kenya — 1.3%
Republic of Kenya
8.00%, 5/22/2032 (a)	250,000	242,305
9.50%, 3/5/2036 (b)	400,000	395,376
		637,681
Latvia — 0.4%
Latvia Government Bond 5.13%, 7/30/2034 (a)	200,000	203,460
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Mexico — 4.3%
United Mexican States
6.00%, 5/13/2030	200,000	209,100
2.66%, 5/24/2031	382,000	336,542
4.75%, 4/27/2032	200,000	192,800
6.88%, 5/13/2037	200,000	210,400
6.05%, 1/11/2040	266,000	257,230
4.75%, 3/8/2044	290,000	232,000
4.60%, 1/23/2046	200,000	153,600
7.38%, 5/13/2055	200,000	209,035
3.75%, 4/19/2071	200,000	115,376
5.75%, 10/12/2110	150,000	121,350
		2,037,433
Morocco — 1.1%
Kingdom of Morocco
3.00%, 12/15/2032 (a)	200,000	172,250
6.50%, 9/8/2033 (a)	215,000	229,620
4.00%, 12/15/2050 (a)	200,000	140,312
		542,182
Nigeria — 3.1%
Federal Republic of Nigeria
6.50%, 11/28/2027 (a)	200,000	200,312
7.14%, 2/23/2030 (a)	400,000	396,400
8.75%, 1/21/2031 (a)	200,000	207,625
7.38%, 9/28/2033 (a)	300,000	281,571
10.38%, 12/9/2034 (a)	200,000	219,050
7.63%, 11/28/2047 (a)	200,000	166,750
		1,471,708
Oman — 4.5%
Oman Sovereign Sukuk SAOC 4.88%, 6/15/2030 (a)	200,000	204,975
Sultanate of Oman Government Bond
6.75%, 10/28/2027 (a)	200,000	208,442
5.63%, 1/17/2028 (a)	400,000	409,000
6.00%, 8/1/2029 (a)	200,000	210,028
6.25%, 1/25/2031 (a)	200,000	214,286
7.38%, 10/28/2032 (a)	200,000	230,106
6.75%, 1/17/2048 (a)	400,000	427,581
7.00%, 1/25/2051 (a)	200,000	220,438
		2,124,856
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	85

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Pakistan — 1.1%
Islamic Republic of Pakistan
6.88%, 12/5/2027 (a)	200,000	197,100
7.38%, 4/8/2031 (a)	321,000	302,944
		500,044
Panama — 2.6%
Republic of Panama
3.16%, 1/23/2030	200,000	184,200
2.25%, 9/29/2032	200,000	158,274
6.70%, 1/26/2036	42,000	43,134
6.88%, 1/31/2036	316,000	325,368
4.50%, 4/1/2056	400,000	274,650
3.87%, 7/23/2060	420,000	254,520
		1,240,146
Paraguay — 0.4%
Republic of Paraguay 6.10%, 8/11/2044 (a)	200,000	197,200
Peru — 2.2%
Republic of Peru
2.78%, 1/23/2031	200,000	183,100
8.75%, 11/21/2033	8,000	9,950
3.00%, 1/15/2034	198,000	169,910
5.38%, 2/8/2035	200,000	202,400
3.30%, 3/11/2041	200,000	151,448
3.55%, 3/10/2051	200,000	137,600
5.88%, 8/8/2054	25,000	24,337
2.78%, 12/1/2060	89,000	47,526
3.23%, 7/28/2121	219,000	117,028
		1,043,299
Philippines — 2.7%
Republic of Philippines
6.38%, 1/15/2032	300,000	330,469
5.00%, 1/13/2037	400,000	404,000
3.70%, 3/1/2041	400,000	332,800
5.90%, 2/4/2050	200,000	208,329
		1,275,598
Poland — 2.2%
Republic of Poland
4.63%, 3/18/2029	100,000	101,752
4.88%, 2/12/2030	200,000	205,200
4.88%, 10/4/2033	350,000	350,378
5.13%, 9/18/2034	100,000	100,945
5.50%, 4/4/2053	300,000	280,683
		1,038,958
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Romania — 2.6%
Romania Government Bond
3.00%, 2/27/2027 (a)	440,000	428,450
7.13%, 1/17/2033 (a)	50,000	53,131
6.38%, 1/30/2034 (a)	100,000	100,139
5.75%, 3/24/2035 (b)	200,000	189,788
7.50%, 2/10/2037 (a)	150,000	159,300
6.13%, 1/22/2044 (a)	100,000	91,531
4.00%, 2/14/2051 (a)	300,000	192,375
		1,214,714
Saudi Arabia — 4.1%
Kingdom of Saudi Arabia
3.63%, 3/4/2028 (a)	200,000	197,135
4.38%, 4/16/2029 (a)	400,000	401,252
4.75%, 1/16/2030 (a)	200,000	202,966
2.25%, 2/2/2033 (a)	500,000	423,870
5.25%, 1/16/2050 (a)	600,000	550,047
KSA Sukuk Ltd. 2.25%, 5/17/2031 (a)	205,000	182,899
		1,958,169
Serbia — 0.9%
Republic of Serbia 6.50%, 9/26/2033 (a)	400,000	425,000
South Africa — 3.7%
Republic of South Africa
4.85%, 9/30/2029	700,000	683,147
7.10%, 11/19/2036 (b)	200,000	201,400
5.65%, 9/27/2047	200,000	152,221
5.75%, 9/30/2049	200,000	151,783
7.30%, 4/20/2052	200,000	182,900
7.95%, 11/19/2054 (a)	400,000	386,786
		1,758,237
Sri Lanka — 1.5%
Democratic Socialist Republic of Sri Lanka
4.00%, 4/15/2028 (a)	182,500	173,603
3.10%, 1/15/2030 (a) (c)	100,000	92,000
3.35%, 3/15/2033 (a) (c)	250,000	207,812
3.60%, 6/15/2035 (a) (c)	150,000	107,250
3.60%, 2/15/2038 (a) (c)	150,000	125,813
		706,478
Turkey — 7.2%
Hazine Mustesarligi Varlik Kiralama A/S
7.25%, 2/24/2027 (a)	400,000	412,000
6.50%, 4/26/2030 (a)	200,000	204,125
SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Turkey—continued
Republic of Turkiye (The)
5.13%, 2/17/2028	1,100,000	1,092,438
5.95%, 1/15/2031	300,000	295,197
7.13%, 2/12/2032	200,000	205,400
6.50%, 9/20/2033	201,000	196,648
6.88%, 3/17/2036	450,000	447,815
5.75%, 5/11/2047	700,000	542,325
		3,395,948
United Arab Emirates — 2.6%
United Arab Emirates Government Bond
3.13%, 10/11/2027 (a)	200,000	196,622
1.63%, 6/2/2028 (a)	200,000	187,478
2.00%, 10/19/2031 (a)	200,000	177,950
3.13%, 9/30/2049 (a)	542,000	376,503
4.95%, 7/7/2052 (a)	200,000	187,600
2.70%, 9/2/2070 (a)	200,000	109,803
		1,235,956
Uruguay — 1.8%
Oriental Republic of Uruguay
4.38%, 1/23/2031	434,000	435,680
5.10%, 6/18/2050	250,000	230,875
4.98%, 4/20/2055	232,000	206,190
		872,745
Zambia — 0.5%
Republic of Zambia
5.75%, 6/30/2033 (a) (c)	141,412	131,720
0.50%, 12/31/2053 (a)	178,000	118,624
		250,344
Total Foreign Government Securities (Cost $39,796,293)		40,275,253
Corporate Bonds — 13.0%
Chile — 1.0%
Corp. Nacional del Cobre de Chile
3.00%, 9/30/2029 (a)	200,000	187,400
3.70%, 1/30/2050 (a)	400,000	272,000
		459,400
China — 1.2%
CNAC HK Finbridge Co. Ltd. 5.13%, 3/14/2028 (a)	200,000	203,754
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

China — continued
Sinopec Group Overseas Development 2018 Ltd. 2.95%, 11/12/2029 (a)	200,000	193,342
State Grid Overseas Investment BVI Ltd. 1.63%, 8/5/2030 (a)	200,000	180,338
		577,434
Hong Kong — 0.7%
China Life Insurance Overseas Co. Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.23%), 5.35%, 8/15/2033 (a) (d)	329,000	338,345
Hungary — 0.6%
MFB Magyar Fejlesztesi Bank Zrt. 6.50%, 6/29/2028 (a)	282,000	292,662
Indonesia — 1.0%
Pertamina Persero PT 4.18%, 1/21/2050 (a)	200,000	154,708
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.13%, 5/15/2027 (a)	300,000	298,836
		453,544
Malaysia — 0.9%
Petronas Capital Ltd.
2.48%, 1/28/2032 (a)	200,000	178,310
3.40%, 4/28/2061 (a)	400,000	264,004
		442,314
Mexico — 3.4%
Petroleos Mexicanos
8.75%, 6/2/2029	400,000	423,460
6.70%, 2/16/2032	500,000	479,475
10.00%, 2/7/2033	50,000	55,832
6.63%, 6/15/2035	100,000	90,300
6.50%, 6/2/2041	300,000	243,795
7.69%, 1/23/2050	382,000	325,766
		1,618,628
Peru — 0.3%
Petroleos del Peru SA 5.63%, 6/19/2047 (a)	200,000	136,112
Poland — 0.9%
Bank Gospodarstwa Krajowego
5.38%, 5/22/2033 (a)	200,000	204,550
5.75%, 7/9/2034 (b)	200,000	208,268
		412,818
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	87

JPMorgan USD Emerging Markets Sovereign Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Saudi Arabia — 1.2%
Gaci First Investment Co.
5.25%, 1/29/2030 (a)	200,000	205,271
4.88%, 2/14/2035 (a)	371,000	367,754
		573,025
South Africa — 0.4%
Transnet 8.25%, 2/6/2028 (a)	200,000	209,575
United Arab Emirates — 1.4%
DP World Ltd. 6.85%, 7/2/2037 (a)	100,000	113,350
DP World Salaam (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.75%), 6.00%, 10/1/2025 (a) (d) (e) (f)	200,000	199,900
MDGH GMTN RSC Ltd.
2.88%, 11/7/2029 (a)	200,000	189,437
3.40%, 6/7/2051 (a)	218,000	152,600
		655,287
Total Corporate Bonds (Cost $6,003,622)		6,169,144
	SHARES
Short-Term Investments — 0.7%
Investment Companies — 0.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.23% (g) (h) (Cost $366,465)	366,465	366,465
Total Investments — 98.6% (Cost $46,166,380)		46,810,862
Other Assets in Excess of Liabilities — 1.4%		640,759
NET ASSETS — 100.0%		47,451,621

Percentages indicated are based on net assets.

Abbreviations
GMTN	Global Medium Term Note
PT	Limited liability company

(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future
contingent upon a predetermined trigger. The interest rate shown is the current rate as of August 31, 2025.

(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of August 31, 2025.
(e)	Security is an interest bearing note with preferred security characteristics.
(f)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of August 31, 2025.

(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of August 31, 2025.
SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. Morgan Exchange-Traded Funds	August 31, 2025

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2025 (Unaudited)

	JPMorgan BetaBuilders U.S. Aggregate Bond ETF	JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF	JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF	JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
ASSETS:
Investments in non-affiliates, at value	$1,262,120,619	$30,309,244	$7,109,350	$22,696,908
Investments in affiliates, at value	35,598,582	69,048	76,388	90,060
Investments of cash collateral received from securities loaned, at value (See Note 2.D.)	1,696,782	—	—	—
Cash	402	2	160	—
Foreign currency, at value	63	—	—	—
Receivables:
Investment securities sold	15,054,743	1,797,159	73,426	527,225
Investment securities sold — delayed delivery securities	4,486,481	—	—	—
Interest from non-affiliates	9,190,145	237,506	51,399	183,057
Dividends from affiliates	128,817	236	9	252
Securities lending income (See Note 2.D.)	1,160	—	—	—
Total Assets	1,328,277,794	32,413,195	7,310,732	23,497,502
LIABILITIES:
Payables:
Investment securities purchased	14,312,240	1,865,547	144,331	584,023
Investment securities purchased — delayed delivery securities	38,639,128	—	—	—
Collateral received on securities loaned (See Note 2.D.)	1,696,782	—	—	—
Accrued liabilities:
Management fees (See Note 3.A.)	24,607	995	211	738
Total Liabilities	54,672,757	1,866,542	144,542	584,761
Net Assets	$1,273,605,037	$30,546,653	$7,166,190	$22,912,741
NET ASSETS:
Paid-in-Capital	$1,412,099,113	$30,316,446	$8,909,629	$22,623,284
Total distributable earnings (loss)	(138,494,076)	230,207	(1,743,439)	289,457
Total Net Assets	$1,273,605,037	$30,546,653	$7,166,190	$22,912,741
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	27,523,203	307,500	87,500	230,000
Net asset value, per share	$46.27	$99.34	$81.90	$99.62
Cost of investments in non-affiliates	$1,293,122,107	$30,123,711	$7,169,548	$22,428,044
Cost of investments in affiliates	35,598,582	69,042	76,387	90,055
Cost of foreign currency	58	—	—	—
Investment securities on loan, at value (See Note 2.D.)	1,648,009	—	—	—
Cost of investment of cash collateral (See Note 2.D.)	1,696,782	—	—	—
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	89

STATEMENTS OF ASSETS AND LIABILITIES
AS OF August 31, 2025 (Unaudited) (continued)

	JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF	JPMorgan USD Emerging Markets Sovereign Bond ETF
ASSETS:
Investments in non-affiliates, at value	$602,705,275	$39,379,505	$46,444,397
Investments in affiliates, at value	5,773,487	211,249	366,465
Cash	37,148	710	1,162
Foreign currency, at value	—	—	7,046
Receivables:
Investment securities sold	10,851,820	1,506,569	276
Interest from non-affiliates	10,372,292	471,142	647,460
Dividends from affiliates	669	25	42
Securities lending income (See Note 2.D.)	—	—	19
Total Assets	629,740,691	41,569,200	47,466,867
LIABILITIES:
Payables:
Investment securities purchased	14,563,689	1,535,211	—
Accrued liabilities:
Management fees (See Note 3.A.)	41,597	1,186	15,246
Total Liabilities	14,605,286	1,536,397	15,246
Net Assets	$615,135,405	$40,032,803	$47,451,621
NET ASSETS:
Paid-in-Capital	$686,639,448	$43,784,556	$69,084,004
Total distributable earnings (loss)	(71,504,043)	(3,751,753)	(21,632,383)
Total Net Assets	$615,135,405	$40,032,803	$47,451,621
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	13,150,000	875,000	1,200,000
Net asset value, per share	$46.78	$45.75	$39.54
Cost of investments in non-affiliates	$600,911,028	$39,740,708	$45,799,915
Cost of investments in affiliates	5,773,487	211,249	366,465
Cost of foreign currency	—	—	6,489
SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. Morgan Exchange-Traded Funds	August 31, 2025

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2025 (Unaudited)

	JPMorgan BetaBuilders U.S. Aggregate Bond ETF	JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF	JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF	JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$26,907,099	$606,317	$271,308	$451,492
Interest income from affiliates	2,936	—	—	—
Dividend income from affiliates	1,199,829	938	593	889
Income from securities lending (net) (See Note 2.D.)	7,049	—	—	—
Total investment income	28,116,913	607,255	271,901	452,381
EXPENSES:
Management fees (See Note 3.A.)	162,057	5,960	2,168	4,451
Interest expense to non-affiliates	261	—	—	—
Interest expense to affiliates	1,311	—	—	—
Total expenses	163,629	5,960	2,168	4,451
Net investment income (loss)	27,953,284	601,295	269,733	447,930
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(9,215,189)	15,513	(903,278)	3,660
Investments in affiliates	—	14	12	20
In-kind redemptions of investments in non-affiliates (See Note 4)	(11,777,703)	8,189	—	—
Net realized gain (loss)	(20,992,892)	23,716	(903,266)	3,680
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	22,266,771	96,703	301,723	280,002
Investments in affiliates	—	4	—	(4)
Foreign currency translations	5	—	—	—
Change in net unrealized appreciation/depreciation	22,266,776	96,707	301,723	279,998
Net realized/unrealized gains (losses)	1,273,884	120,423	(601,543)	283,678
Change in net assets resulting from operations	$29,227,168	$721,718	$(331,810)	$731,608
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	91

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2025 (Unaudited) (continued)

	JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF	JPMorgan USD Emerging Markets Sovereign Bond ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$21,199,352	$999,961	$2,335,846
Interest income from affiliates	1,962	1	27
Dividend income from affiliates	95,572	3,552	9,170
Income from securities lending (net) (See Note 2.D.)	—	—	928
Total investment income	21,296,886	1,003,514	2,345,971
EXPENSES:
Management fees (See Note 3.A.)	205,781	7,833	141,183
Interest expense to affiliates	1,170	—	155
Other	10,392	—	—
Total expenses	217,343	7,833	141,338
Net investment income (loss)	21,079,543	995,681	2,204,633
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(787,107)	(9,397)	(525,330)
In-kind redemptions of investments in non-affiliates (See Note 4)	(12,561,715)	(102,725)	(4,258,785)
Foreign currency transactions	—	—	12
Net realized gain (loss)	(13,348,822)	(112,122)	(4,784,103)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	1,335,167	108,181	1,582,146
Foreign currency translations	—	—	739
Change in net unrealized appreciation/depreciation	1,335,167	108,181	1,582,885
Net realized/unrealized gains (losses)	(12,013,655)	(3,941)	(3,201,218)
Change in net assets resulting from operations	$9,065,888	$991,740	$(996,585)
SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. Morgan Exchange-Traded Funds	August 31, 2025

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan BetaBuilders U.S. Aggregate Bond ETF		JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$27,953,284	$63,255,062	$601,295	$196,932
Net realized gain (loss)	(20,992,892)	(21,532,985)	23,716	16,464
Change in net unrealized appreciation/depreciation	22,266,776	41,662,943	96,707	80,910
Change in net assets resulting from operations	29,227,168	83,385,020	721,718	294,306
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(28,429,101)	(63,890,911)	(565,775)	(155,861)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(268,999,134)	(125,547,879)	10,127,067	15,702,524
NET ASSETS:
Change in net assets	(268,201,067)	(106,053,770)	10,283,010	15,840,969
Beginning of period	1,541,806,104	1,647,859,874	20,263,643	4,422,674
End of period	$1,273,605,037	$1,541,806,104	$30,546,653	$20,263,643
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$276,884,571	$498,012,687	$11,609,108	$19,130,513
Cost of shares redeemed	(545,883,705)	(623,560,566)	(1,482,041)	(3,427,989)
Total change in net assets resulting from capital transactions	$(268,999,134)	$(125,547,879)	$10,127,067	$15,702,524
SHARE TRANSACTIONS:
Issued	6,050,000	10,825,000	117,500	195,000
Redeemed	(11,850,000)	(13,625,000)	(15,000)	(35,000)
Net increase (decrease) in shares from share transactions	(5,800,000)	(2,800,000)	102,500	160,000
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	93

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF		JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$269,733	$750,724	$447,930	$379,679
Net realized gain (loss)	(903,266)	(1,090,485)	3,680	(2,213)
Change in net unrealized appreciation/depreciation	301,723	1,875,333	279,998	89,048
Change in net assets resulting from operations	(331,810)	1,535,572	731,608	466,514
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(271,865)	(885,410)	(440,035)	(345,268)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(338,858)	(23,766,861)	1,477,367	12,543,270
NET ASSETS:
Change in net assets	(942,533)	(23,116,699)	1,768,940	12,664,516
Beginning of period	8,108,723	31,225,422	21,143,801	8,479,285
End of period	$7,166,190	$8,108,723	$22,912,741	$21,143,801
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$7,077,712	$8,632,263	$1,477,367	$16,923,604
Cost of shares redeemed	(7,416,570)	(32,399,124)	—	(4,380,334)
Total change in net assets resulting from capital transactions	$(338,858)	$(23,766,861)	$1,477,367	$12,543,270
SHARE TRANSACTIONS:
Issued	85,000	97,500	15,000	172,500
Redeemed	(90,000)	(352,500)	—	(45,000)
Net increase (decrease) in shares from share transactions	(5,000)	(255,000)	15,000	127,500
SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. Morgan Exchange-Traded Funds	August 31, 2025

	JPMorgan BetaBuilders USD High Yield Corporate Bond ETF		JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$21,079,543	$78,258,750	$995,681	$2,300,056
Net realized gain (loss)	(13,348,822)	18,413,082	(112,122)	(125,585)
Change in net unrealized appreciation/depreciation	1,335,167	8,258,443	108,181	856,304
Change in net assets resulting from operations	9,065,888	104,930,275	991,740	3,030,775
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(23,191,981)	(77,449,751)	(1,015,424)	(2,367,088)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(306,244,617)	107,746,407	(3,369,923)	(4,656,005)
NET ASSETS:
Change in net assets	(320,370,710)	135,226,931	(3,393,607)	(3,992,318)
Beginning of period	935,506,115	800,279,184	43,426,410	47,418,728
End of period	$615,135,405	$935,506,115	$40,032,803	$43,426,410
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$298,706,859	$1,731,938,508	$1,136,299	$5,625,271
Cost of shares redeemed	(604,951,476)	(1,624,192,101)	(4,506,222)	(10,281,276)
Total change in net assets resulting from capital transactions	$(306,244,617)	$107,746,407	$(3,369,923)	$(4,656,005)
SHARE TRANSACTIONS:
Issued	6,475,000	37,525,000	25,000	125,000
Redeemed	(13,350,000)	(34,975,000)	(100,000)	(225,000)
Net increase (decrease) in shares from share transactions	(6,875,000)	2,550,000	(75,000)	(100,000)
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	95

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan USD Emerging Markets Sovereign Bond ETF
	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$2,204,633	$34,440,632
Net realized gain (loss)	(4,784,103)	(328,001)
Change in net unrealized appreciation/depreciation	1,582,885	(4,119,603)
Change in net assets resulting from operations	(996,585)	29,993,028
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(2,868,832)	(36,696,867)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(115,564,557)	(484,109,207)
NET ASSETS:
Change in net assets	(119,429,974)	(490,813,046)
Beginning of period	166,881,595	657,694,641
End of period	$47,451,621	$166,881,595
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$—	$70,409,162
Cost of shares redeemed	(115,564,557)	(554,518,369)
Total change in net assets resulting from capital transactions	$(115,564,557)	$(484,109,207)
SHARE TRANSACTIONS:
Issued	—	1,800,000
Redeemed	(3,100,000)	(14,400,000)
Net decrease in shares from share transactions	(3,100,000)	(12,600,000)
SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. Morgan Exchange-Traded Funds	August 31, 2025

THIS PAGE IS INTENTIONALLY LEFT BLANK

97

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions	Net asset value, end of period
JPMorgan BetaBuilders U.S. Aggregate Bond ETF
Six Months Ended August 31, 2025 (Unaudited)	$46.27	$0.99	$— (e)	$0.99	$(0.99)	$—	$(0.99)	$46.27
Year Ended February 28, 2025	45.62	1.90	0.66	2.56	(1.91)	—	(1.91)	46.27
Year Ended February 29, 2024	45.92	1.79	(0.36)	1.43	(1.73)	—	(1.73)	45.62
Year Ended February 28, 2023	52.13	1.13	(6.27)	(5.14)	(1.07)	—	(1.07)	45.92
Year Ended February 28, 2022 (f)	54.39	0.71	(2.19)	(1.48)	(0.72)	(0.06)	(0.78)	52.13
Year Ended February 28, 2021 (f)	54.86	0.89	(0.32)	0.57	(0.85)	(0.19)	(1.04)	54.39
JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
Six Months Ended August 31, 2025 (Unaudited)	98.85	2.00	0.42	2.42	(1.93)	—	(1.93)	99.34
Year Ended February 28, 2025	98.28	4.34	0.68	5.02	(4.45)	—	(4.45)	98.85
April 19, 2023 (g) through February 29, 2024	99.50	3.93	(1.30)	2.63	(3.85)	—	(3.85)	98.28
JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF
Six Months Ended August 31, 2025 (Unaudited)	87.66	2.07	(5.75)	(3.68)	(2.08)	—	(2.08)	81.90
Year Ended February 28, 2025	89.86	3.94	(1.81)	2.13	(4.33)	—	(4.33)	87.66
April 19, 2023 (g) through February 29, 2024	99.50	3.43	(10.06)	(6.63)	(3.01)	—	(3.01)	89.86
JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
Six Months Ended August 31, 2025 (Unaudited)	98.34	1.99	1.24	3.23	(1.95)	—	(1.95)	99.62
Year Ended February 28, 2025	96.91	3.83	1.20	5.03	(3.60)	—	(3.60)	98.34
April 19, 2023 (g) through February 29, 2024	99.50	3.32	(2.93)	0.39	(2.98)	—	(2.98)	96.91

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Amount rounds to less than $0.005.
(f)	Per share amounts reflects a 1:2 reverse stock split that occurred on April 12, 2021.
(g)	Commencement of operations.
SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. Morgan Exchange-Traded Funds	August 31, 2025

	Ratios/Supplemental data
				Ratios to average net assets (a)
Market price, end of period	Total return(c)(d)	Market price total return(c)	Net assets, end of period	Net expenses	Net investment income (loss)	Portfolio turnover rate(c)

$46.30	2.17%	2.19%	$1,273,605,037	0.03%	4.27%	52%
46.29	5.75	5.77	1,541,806,104	0.03	4.15	102
45.63	3.19	3.21	1,647,859,874	0.02	3.93	138
45.92	(9.91)	(9.93)	1,312,100,977	0.06	2.39	107
52.14	(2.76)	(2.69)	1,024,267,076	0.07	1.32	78
54.36	1.04	0.85	826,789,330	0.07	1.60	64

99.37	2.48	2.47	30,546,653	0.04	4.02	32
98.89	5.25	5.23	20,263,643	0.06	4.42	68
98.33	2.71	2.76	4,422,674	0.07	4.61	419

81.99	(4.24)	(3.80)	7,166,190	0.04	4.95	10
87.36	2.46	2.12	8,108,723	0.07	4.45	25
89.85	(6.66)	(6.67)	31,225,422	0.07	4.38	29

99.68	3.33	3.42	22,912,741	0.04	4.01	17
98.31	5.32	5.24	21,143,801	0.06	3.94	43
96.95	0.43	0.47	8,479,285	0.07	3.97	31
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	99

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
Six Months Ended August 31, 2025 (Unaudited)	$46.72	$1.64	$0.18	$1.82	$(1.76)	$—	$(1.76)
Year Ended February 28, 2025	45.80	3.37	0.88	4.25	(3.33)	—	(3.33)
Year Ended February 29, 2024	44.41	3.16	1.23	4.39	(3.00)	—	(3.00)
Year Ended February 28, 2023	49.61	2.26	(4.84)	(2.58)	(2.62)	—	(2.62)
Year Ended February 28, 2022	51.64	1.97	(1.79)	0.18	(2.21)	—	(2.21)
Year Ended February 28, 2021	50.31	2.12	1.31 (e)	3.43	(2.07)	(0.03)	(2.10)
JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
Six Months Ended August 31, 2025 (Unaudited)	45.71	1.14	0.06	1.20	(1.16)	—	(1.16)
Year Ended February 28, 2025	45.16	2.27	0.59	2.86	(2.31)	—	(2.31)
Year Ended February 29, 2024	44.70	2.14	0.34	2.48	(2.02)	—	(2.02)
Year Ended February 28, 2023	51.48	1.55	(6.80)	(5.25)	(1.53)	—	(1.53)
Year Ended February 28, 2022	55.33	1.38	(3.34)	(1.96)	(1.40)	(0.49)	(1.89)
Year Ended February 28, 2021	56.27	1.58	(0.31)	1.27	(1.46)	(0.75)	(2.21)
JPMorgan USD Emerging Markets Sovereign Bond ETF
Six Months Ended August 31, 2025 (Unaudited)	38.81	1.18	0.87	2.05	(1.32)	—	(1.32)
Year Ended February 28, 2025	38.92	2.39	0.15	2.54	(2.65)	—	(2.65)
Year Ended February 29, 2024	38.57	2.40	0.30 (e)	2.70	(2.35)	—	(2.35)
Year Ended February 28, 2023	43.42	2.20	(5.07)	(2.87)	(1.98)	—	(1.98)
Year Ended February 28, 2022	49.27	2.03	(5.81)	(3.78)	(2.07)	—	(2.07)
Year Ended February 28, 2021	50.95	2.17	(1.83)	0.34	(2.02)	—	(2.02)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
Calculation of the net realized and unrealized gains (losses) per share does not correlate with the Fund’s net realized and unrealized gains (losses) presented in the Statements of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. Morgan Exchange-Traded Funds	August 31, 2025

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return(c)(d)	Market price total return(c)	Net assets, end of period	Net expenses	Net investment income (loss)	Portfolio turnover rate(c)

$46.78	$46.83	4.03%	3.85%	$615,135,405	0.07%	7.09%	16%
46.72	46.85	9.64	9.74	935,506,115	0.13	7.28	46
45.80	45.88	10.34	10.43	800,279,184	0.15	7.09	16
44.41	44.44	(5.16)	(5.20)	337,479,306	0.23	4.93	39
49.61	49.65	0.26	0.40	1,453,558,764	0.24	3.83	46
51.64	51.61	7.16	6.43	1,559,634,055	0.23	4.18	50

45.75	45.75	2.68	2.57	40,032,803	0.04	5.03	14
45.71	45.76	6.52	6.66	43,426,410	0.08	5.01	15
45.16	45.15	5.70	5.58	47,418,728	0.09	4.77	13
44.70	44.74	(10.25)	(10.32)	44,702,756	0.14	3.36	35
51.48	51.56	(3.70)	(3.83)	51,478,693	0.14	2.51	36
55.33	55.48	2.24	2.09	55,332,638	0.14	2.81	41

39.54	39.68	5.44	5.21	47,451,621	0.39	6.08	29
38.81	39.03	6.75	7.26	166,881,595	0.39	6.13	22
38.92	38.95	7.26	6.59	657,694,641	0.39	6.29	26
38.57	38.83	(6.59)	(7.36)	227,584,365	0.39	5.63	34
43.42	44.06	(8.06)	(6.78)	69,475,995	0.39	4.17	38
49.27	49.30	0.85	0.50	83,750,663	0.39	4.50	59
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	101

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited)
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are 7 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
Diversification Classification
JPMorgan BetaBuilders U.S. Aggregate Bond ETF	Diversified
JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF	Diversified
JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF	Diversified
JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF	Diversified
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	Diversified
JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF	Diversified
JPMorgan USD Emerging Markets Sovereign Bond ETF	Non-Diversified
The investment objective of JPMorgan BetaBuilders U.S. Aggregate Bond ETF (“BetaBuilders U.S. Aggregate Bond ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Bloomberg U.S. Aggregate Index.
The investment objective of JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF (“BetaBuilders U.S. Treasury Bond 1-3 Year ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the ICE U.S. Treasury 1-3 Year Bond Index.
The investment objective of JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF (“BetaBuilders U.S. Treasury Bond 20+ Year ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the ICE U.S. Treasury 20+ Year Bond Index.
The investment objective of JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF (“BetaBuilders U.S. Treasury Bond 3-10 Year ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the ICE U.S. Treasury 3-10 Year Bond Index.
The investment objective of JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (“BetaBuilders USD High Yield Corporate Bond ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the ICE BofA US High Yield Total Return Index.
The investment objective of JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF (“BetaBuilders USD Investment Grade Corporate Bond ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the Bloomberg U.S. Corporate Bond Index.
The investment objective of JPMorgan USD Emerging Markets Sovereign Bond ETF (“USD Emerging Markets Sovereign Bond ETF”) is to seek investment results that closely correspond, before fees and expenses, to the performance of the JPMorgan Emerging Markets Risk-Aware Bond Index.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
Shares of each Fund are listed and traded at market price on an exchange as follows:
Listing Exchange
BetaBuilders U.S. Aggregate Bond ETF	NYSE Arca, Inc.
BetaBuilders U.S. Treasury Bond 1-3 Year ETF	Cboe BZX Exchange, Inc.
BetaBuilders U.S. Treasury Bond 20+ Year ETF	Cboe BZX Exchange, Inc.
BetaBuilders U.S. Treasury Bond 3-10 Year ETF	Cboe BZX Exchange, Inc.
BetaBuilders USD High Yield Corporate Bond ETF	Cboe BZX Exchange, Inc.
BetaBuilders USD Investment Grade Corporate Bond ETF	NYSE Arca, Inc.
USD Emerging Markets Sovereign Bond ETF	NYSE Arca, Inc.
Market prices for the Funds' shares may be different from their net asset value (“NAV”).
The Funds issue and redeem their shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units”. Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Funds (each, an “Authorized Participant”).

102	J.P. Morgan Exchange-Traded Funds	August 31, 2025

2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission (“SEC”) Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Funds' investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAV of the Funds are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds' investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds' assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	103

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments ("SOIs"):
BetaBuilders U.S. Aggregate Bond ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$2,206,553	$—	$2,206,553
Commercial Mortgage-Backed Securities	—	21,945,630	—	21,945,630
Corporate Bonds	—	303,425,163	—	303,425,163
Foreign Government Securities	—	20,137,487	—	20,137,487
Mortgage-Backed Securities	—	310,356,151	—	310,356,151
Municipal Bonds	—	6,330,298	—	6,330,298
Supranational	—	14,041,869	—	14,041,869
U.S. Government Agency Securities	—	9,871,888	—	9,871,888
U.S. Treasury Obligations	—	573,805,580	—	573,805,580
Short-Term Investments
Investment Companies	35,598,582	—	—	35,598,582
Investment of Cash Collateral from Securities Loaned	1,696,782	—	—	1,696,782
Total Short-Term Investments	37,295,364	—	—	37,295,364
Total Investments in Securities	$37,295,364	$1,262,120,619	$—	$1,299,415,983

BetaBuilders U.S. Treasury Bond 1-3 Year ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
U.S. Treasury Obligations	$—	$30,309,244	$—	$30,309,244
Short-Term Investments
Investment Companies	69,048	—	—	69,048
Total Investments in Securities	$69,048	$30,309,244	$—	$30,378,292

BetaBuilders U.S. Treasury Bond 20+ Year ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
U.S. Treasury Obligations	$—	$7,109,350	$—	$7,109,350
Short-Term Investments
Investment Companies	76,388	—	—	76,388
Total Investments in Securities	$76,388	$7,109,350	$—	$7,185,738

BetaBuilders U.S. Treasury Bond 3-10 Year ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
U.S. Treasury Obligations	$—	$22,696,908	$—	$22,696,908
Short-Term Investments
Investment Companies	90,060	—	—	90,060
Total Investments in Securities	$90,060	$22,696,908	$—	$22,786,968

104	J.P. Morgan Exchange-Traded Funds	August 31, 2025

BetaBuilders USD High Yield Corporate Bond ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Pharmaceuticals	$—	$72,468	$—	$72,468
Software	—	—	7,275	7,275
Specialty Retail	—	—	— (a)	— (a)
Total Common Stocks	—	72,468	7,275	79,743
Corporate Bonds
Aerospace & Defense	—	14,227,985	—	14,227,985
Air Freight & Logistics	—	648,845	—	648,845
Automobile Components	—	13,287,100	—	13,287,100
Automobiles	—	6,367,070	—	6,367,070
Banks	—	481,702	—	481,702
Beverages	—	542,672	—	542,672
Biotechnology	—	516,876	—	516,876
Broadline Retail	—	7,837,749	—	7,837,749
Building Products	—	13,170,634	—	13,170,634
Capital Markets	—	7,338,403	—	7,338,403
Chemicals	—	22,086,922	—	22,086,922
Commercial Services & Supplies	—	17,516,629	—	17,516,629
Communications Equipment	—	2,908,994	—	2,908,994
Construction & Engineering	—	4,707,904	—	4,707,904
Construction Materials	—	206,615	—	206,615
Consumer Finance	—	14,845,746	—	14,845,746
Consumer Staples Distribution & Retail	—	6,205,225	— (a)	6,205,225
Containers & Packaging	—	14,026,916	—	14,026,916
Distributors	—	2,390,990	—	2,390,990
Diversified Consumer Services	—	4,331,606	—	4,331,606
Diversified REITs	—	3,119,093	—	3,119,093
Diversified Telecommunication Services	—	28,790,336	—	28,790,336
Electric Utilities	—	11,461,252	—	11,461,252
Electrical Equipment	—	1,280,904	—	1,280,904
Electronic Equipment, Instruments & Components	—	1,729,826	—	1,729,826
Energy Equipment & Services	—	10,963,482	—	10,963,482
Entertainment	—	7,239,794	—	7,239,794
Financial Services	—	19,876,907	—	19,876,907
Food Products	—	8,996,577	—	8,996,577
Gas Utilities	—	2,105,027	—	2,105,027
Ground Transportation	—	7,929,661	—	7,929,661
Health Care Equipment & Supplies	—	7,674,610	—	7,674,610
Health Care Providers & Services	—	26,039,996	—	26,039,996
Health Care REITs	—	2,289,553	—	2,289,553
Health Care Technology	—	2,047,569	—	2,047,569
Hotel & Resort REITs	—	5,350,002	—	5,350,002
Hotels, Restaurants & Leisure	—	41,219,162	—	41,219,162
Household Durables	—	11,655,691	—	11,655,691
Household Products	—	1,667,884	—	1,667,884
Independent Power and Renewable Electricity Producers	—	5,804,205	—	5,804,205
Insurance	—	16,117,460	—	16,117,460

August 31, 2025	J.P. Morgan Exchange-Traded Funds	105

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
BetaBuilders USD High Yield Corporate Bond ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Interactive Media & Services	$—	$1,514,087	$—	$1,514,087
IT Services	—	6,580,416	—	6,580,416
Leisure Products	—	352,662	—	352,662
Life Sciences Tools & Services	—	862,512	—	862,512
Machinery	—	6,706,895	—	6,706,895
Marine Transportation	—	124,861	—	124,861
Media	—	42,230,494	—	42,230,494
Metals & Mining	—	14,191,443	—	14,191,443
Mortgage Real Estate Investment Trusts (REITs)	—	3,151,600	—	3,151,600
Multi-Utilities	—	335,493	—	335,493
Office REITs	—	1,816,458	—	1,816,458
Oil, Gas & Consumable Fuels	—	55,693,043	418	55,693,461
Paper & Forest Products	—	1,616,932	—	1,616,932
Passenger Airlines	—	4,491,961	—	4,491,961
Personal Care Products	—	2,593,972	—	2,593,972
Pharmaceuticals	—	9,029,781	—	9,029,781
Professional Services	—	2,684,449	—	2,684,449
Real Estate Management & Development	—	4,406,074	—	4,406,074
Retail REITs	—	342,966	—	342,966
Semiconductors & Semiconductor Equipment	—	3,239,763	—	3,239,763
Software	—	17,182,822	—	17,182,822
Specialized REITs	—	5,199,505	—	5,199,505
Specialty Retail	—	17,807,913	— (a)	17,807,913
Technology Hardware, Storage & Peripherals	—	2,683,502	—	2,683,502
Textiles, Apparel & Luxury Goods	—	3,802,511	—	3,802,511
Tobacco	—	135,903	—	135,903
Trading Companies & Distributors	—	11,177,623	—	11,177,623
Wireless Telecommunication Services	—	5,663,899	—	5,663,899
Total Corporate Bonds	—	602,625,114	418	602,625,532
Short-Term Investments
Investment Companies	5,773,487	—	—	5,773,487
Total Investments in Securities	$5,773,487	$602,697,582	$7,693	$608,478,762

(a)	Value is zero.
There were no significant transfers into or out of level 3 for the six months ended August 31, 2025.
BetaBuilders USD Investment Grade Corporate Bond ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$78,868	$—	$78,868
Corporate Bonds	—	39,300,637	—	39,300,637

106	J.P. Morgan Exchange-Traded Funds	August 31, 2025

BetaBuilders USD Investment Grade Corporate Bond ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$211,249	$—	$—	$211,249
Total Investments in Securities	$211,249	$39,379,505	$—	$39,590,754

USD Emerging Markets Sovereign Bond ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$—	$6,169,144	$—	$6,169,144
Foreign Government Securities	—	40,275,253	—	40,275,253
Short-Term Investments
Investment Companies	366,465	—	—	366,465
Total Investments in Securities	$366,465	$46,444,397	$—	$46,810,862
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of August 31, 2025, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— BetaBuilders U.S. Aggregate Bond ETF purchased when-issued securities, including To-Be-Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Fund may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
The Fund may be required to post or receive collateral for delayed delivery securities in the form of cash or securities under a Master Securities Forward Transaction Agreement with the counterparties (each, an “MSFTA”). The collateral requirements are generally calculated by netting the mark-to-market amount for the Fund's transactions under the MSFTA and comparing that amount to the value of the collateral pledged by the Fund and the counterparty. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank and is included on the Statements of Assets and Liabilities as Restricted cash. Collateral received by the Fund is held in a separate segregated account maintained by JPMorgan Chase Bank, N.A. ("JPMCB"), a wholly-owned subsidiary of JPMorgan. These amounts are not reflected on the Fund's Statements of Assets and Liabilities and are disclosed in the table below.
BetaBuilders U.S. Aggregate Bond ETF had when-issued securities, delayed delivery securities or forward commitments outstanding as of August 31, 2025, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statements of Assets and Liabilities. The values of these securities held at August 31, 2025 are detailed on the SOIs, if any.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	107

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
D. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of August 31, 2025.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
BetaBuilders U.S. Aggregate Bond ETF	$1,648,009	$(1,648,009)	$—

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
USD Emerging Markets Sovereign Bond ETF did not have any securities on loan at August 31, 2025.
BetaBuilders U.S. Treasury Bond 1-3 Year ETF, BetaBuilders U.S. Treasury Bond 20+ Year ETF, BetaBuilders U.S. Treasury Bond 3-10 Year ETF, BetaBuilders USD High Yield Corporate Bond ETF and BetaBuilders USD Investment Grade Corporate Bond ETF did not lend out any securities during the six months ended August 31, 2025.

108	J.P. Morgan Exchange-Traded Funds	August 31, 2025

E. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
BetaBuilders U.S. Aggregate Bond ETF
For the six months ended August 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2025	Shares at August 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.34% (a) (b)	$2,350,866	$11,064,685	$11,718,769	$—	$—	$1,696,782	1,696,782	$35,767 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.23% (a) (b)	55,052,585	182,897,528	202,351,531	—	—	35,598,582	35,598,582	1,199,829	—
Total	$57,403,451	$193,962,213	$214,070,300	$—	$—	$37,295,364		$1,235,596	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

BetaBuilders U.S. Treasury Bond 1-3 Year ETF
For the six months ended August 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2025	Shares at August 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.36% (a) (b)	$39,388	$710,995	$681,353	$14	$4	$69,048	69,027	$938	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2025.

BetaBuilders U.S. Treasury Bond 20+ Year ETF
For the six months ended August 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2025	Shares at August 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.36% (a) (b)	$8,574	$472,262	$404,460	$12	$—	$76,388	76,365	$593	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2025.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	109

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
BetaBuilders U.S. Treasury Bond 3-10 Year ETF
For the six months ended August 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2025	Shares at August 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.36% (a) (b)	$88,310	$616,808	$615,074	$20	$(4)	$90,060	90,033	$889	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2025.

BetaBuilders USD High Yield Corporate Bond ETF
For the six months ended August 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2025	Shares at August 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.23% (a) (b)	$6,152,103	$51,015,699	$51,394,315	$—	$—	$5,773,487	5,773,487	$95,572	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2025.

BetaBuilders USD Investment Grade Corporate Bond ETF
For the six months ended August 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2025	Shares at August 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.23% (a) (b)	$138,616	$1,222,467	$1,149,834	$—	$—	$211,249	211,249	$3,552	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2025.

USD Emerging Markets Sovereign Bond ETF
For the six months ended August 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2025	Shares at August 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.34% (a) (b)	$1,292,706	$6,347,370	$7,640,076	$—	$—	$—	—	$8,267 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.23% (a) (b)	695,282	4,461,827	4,790,644	—	—	366,465	366,465	9,170	—
Total	$1,987,988	$10,809,197	$12,430,720	$—	$—	$366,465		$17,437	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

110	J.P. Morgan Exchange-Traded Funds	August 31, 2025

(b)	The rate shown is the current yield as of August 31, 2025.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
F. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.
The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.
G. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
Dividend income, net of foreign taxes withheld, if any, and distributions of net investment income and realized capital gains from the Underlying Funds, if any, are recorded on the ex-dividend date or when a Fund first learns of the dividend.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
H. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of August 31, 2025, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.
I. Foreign Taxes—The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. When a capital gains tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
J. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least monthly. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
K. Segment Reporting — The Funds adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The adoption of this new standard impacted financial statement disclosures only and did not affect the Funds' financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Funds and the Funds' Principal Executive Officer and Principal Financial Officer act as the Funds' CODM. Each Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	111

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
L. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Management Fee—JPMIM manages the investments of each Fund pursuant to a Management Agreement. For such services, JPMIM is paid a fee which is accrued daily and paid no more frequently than monthly based on each Fund's respective average daily net assets at the following rate:

BetaBuilders U.S. Aggregate Bond ETF	0.03%
BetaBuilders U.S. Treasury Bond 1-3 Year ETF	0.04
BetaBuilders U.S. Treasury Bond 20+ Year ETF	0.04
BetaBuilders U.S. Treasury Bond 3-10 Year ETF	0.04
BetaBuilders USD High Yield Corporate Bond ETF	0.07
BetaBuilders USD Investment Grade Corporate Bond ETF	0.04
USD Emerging Markets Sovereign Bond ETF	0.39
Under each Management Agreement, JPMIM is responsible for substantially all expenses of each Fund, (including expenses of the Trust relating to each Fund), except for the management fees, payments under the Funds' 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of each Fund’s business. Additionally, each Fund is responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with each Fund’s securities lending program, if applicable. For the avoidance of doubt, the Adviser’s payment of such expenses may be accomplished through a Fund’s payment of such expenses and a corresponding reduction in the fee payable to the Adviser, provided, however, that if the amount of expenses paid by a Fund exceeds the fee payable to the Adviser, the Adviser will reimburse that Fund for such amount.
B. Administration Fee— JPMIM provides administration services to the Funds. Pursuant to each Management Agreement, JPMIM is compensated as described in Note 3.A.
JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the management fees payable to JPMIM.
C. Custodian, Accounting and Transfer Agent Fees— JPMCB provides custody, accounting and transfer agency services to the Funds. For performing these services, JPMIM pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are paid to JPMIM to offset certain custodian charges that are covered by each Management Agreement.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
D. Distribution Services— The Distributor or its agent distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of each Fund. JPMDS receives no fees for their distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
E. Waivers and Reimbursements— The Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The fees for the affiliated money market funds, except for investments of securities lending cash collateral, are covered under each Management Agreement as described in Note 3.A.
F. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. The fees associated with the office of the Chief Compliance Officer are paid for by JPMIM as described in Note 3.A.
The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.

112	J.P. Morgan Exchange-Traded Funds	August 31, 2025

4. Investment Transactions
During the six months ended August 31, 2025, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
BetaBuilders U.S. Aggregate Bond ETF	$643,203,300	$733,354,322	$48,309,058	$44,260,520
BetaBuilders U.S. Treasury Bond 1-3 Year ETF	—	—	13,615,848	9,319,275
BetaBuilders U.S. Treasury Bond 20+ Year ETF	—	—	1,054,183	8,404,177
BetaBuilders U.S. Treasury Bond 3-10 Year ETF	—	—	3,803,861	3,926,461
BetaBuilders USD High Yield Corporate Bond ETF	99,258,975	108,100,070	—	—
BetaBuilders USD Investment Grade Corporate Bond ETF	5,303,080	5,593,684	—	—
USD Emerging Markets Sovereign Bond ETF	22,974,569	23,694,181	—	—
For the six months ended August 31, 2025, in-kind transactions associated with creations and redemptions were as follows:
	In-Kind Purchases	In-Kind Sales
BetaBuilders U.S. Aggregate Bond ETF	$203,444,606	$392,023,760
BetaBuilders U.S. Treasury Bond 1-3 Year ETF	7,088,580	1,465,857
BetaBuilders U.S. Treasury Bond 20+ Year ETF	6,959,673	—
BetaBuilders U.S. Treasury Bond 3-10 Year ETF	1,457,414	—
BetaBuilders USD High Yield Corporate Bond ETF	286,854,288	582,738,930
BetaBuilders USD Investment Grade Corporate Bond ETF	1,162,743	4,327,189
USD Emerging Markets Sovereign Bond ETF	—	113,417,332
During the six months ended August 31, 2025, the Funds delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each in-kind redemption transaction.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2025 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BetaBuilders U.S. Aggregate Bond ETF	$1,330,417,471	$11,657,083	$42,658,571	$(31,001,488)
BetaBuilders U.S. Treasury Bond 1-3 Year ETF	30,192,753	186,341	802	185,539
BetaBuilders U.S. Treasury Bond 20+ Year ETF	7,245,935	804	61,001	(60,197)
BetaBuilders U.S. Treasury Bond 3-10 Year ETF	22,518,099	269,534	665	268,869
BetaBuilders USD High Yield Corporate Bond ETF	606,684,515	8,046,687	6,252,440	1,794,247
BetaBuilders USD Investment Grade Corporate Bond ETF	39,951,957	680,191	1,041,394	(361,203)
USD Emerging Markets Sovereign Bond ETF	46,166,380	1,360,208	715,726	644,482

August 31, 2025	J.P. Morgan Exchange-Traded Funds	113

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
At February 28, 2025, the following Funds had net capital loss carryforwards, which are available to offset future realized gains as follows:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
BetaBuilders U.S. Aggregate Bond ETF	$41,084,775	$46,951,134
BetaBuilders U.S. Treasury Bond 1-3 Year ETF	63,169	1,896
BetaBuilders U.S. Treasury Bond 20+ Year ETF	639,479	84,823
BetaBuilders U.S. Treasury Bond 3-10 Year ETF	27,955	5,539
BetaBuilders USD High Yield Corporate Bond ETF	16,101,285	45,441,849
BetaBuilders USD Investment Grade Corporate Bond ETF	643,171	2,747,615
USD Emerging Markets Sovereign Bond ETF	8,303,126	9,066,057
Net capital losses (gains) and specified ordinary losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended February 28, 2025, the following Funds deferred to March 1, 2025 the following net capital losses (gains) and/or specified ordinary losses of:
	Net Capital Losses (Gains)		Specified Ordinary Losses
	Short-Term	Long-Term
BetaBuilders U.S. Aggregate Bond ETF	$1,132,461	$1,432,933	$—
BetaBuilders U.S. Treasury Bond 20+ Year ETF	(70)	26,418	—
BetaBuilders U.S. Treasury Bond 3-10 Year ETF	8,803	3,819	—
BetaBuilders USD High Yield Corporate Bond ETF	(914,777)	1,884,588	—
BetaBuilders USD Investment Grade Corporate Bond ETF	(3,891)	22,569	—
USD Emerging Markets Sovereign Bond ETF	88,293	135,979	4
During the year ended February 28, 2025, the following Funds utilized capital loss carryforwards as follows:
Capital Loss Utilized
Short-Term
BetaBuilders U.S. Aggregate Bond ETF	$4,738,597
BetaBuilders U.S. Treasury Bond 1-3 Year ETF	2,376
BetaBuilders USD High Yield Corporate Bond ETF	610,839
BetaBuilders USD Investment Grade Corporate Bond ETF	30,561
USD Emerging Markets Sovereign Bond ETF	1,027,093
6. Capital Share Transactions
The Trust issues and redeems shares of the Funds only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.
Shares of the Funds may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds' shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Funds. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of fixed income securities and other instruments (“Deposit Instruments”) and cash as described in the Funds’ registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount, plus at least 105%, for the Funds, of the market value of undelivered Deposit Instruments. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.
Authorized Participants transacting in Creation Units for cash may also pay a variable fee to compensate the relevant fund for market impact expenses relating to investing in portfolio securities. Such variable fees, if any, are included in “Proceeds from shares issued” in the Statements of Changes in Net Assets.

114	J.P. Morgan Exchange-Traded Funds	August 31, 2025

7. Borrowings
The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended August 31, 2025.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2025.
8. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.
USD Emerging Markets Sovereign Bond ETF’s investments in sovereign and corporate debt obligations within emerging market countries may be subject to potentially higher risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic instability in these markets may have disruptive effects on the market prices of the Fund’s investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.
BetaBuilders USD High Yield Corporate Bond ETF and USD Emerging Markets Sovereign Bond ETF invest in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Funds are intended for investors who are able and willing to assume a high degree of risk.
The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Funds’ holdings. During such periods, investors may incur significant losses if shares are sold.
The Funds are subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Funds may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Funds are subject to credit risk. The Funds' investments are subject to the risk that an issuer and/or a counterparty will not make payments when due or default completely. Prices of the Funds' investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Funds' securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
The Funds may not track the return of their underlying index for a number of reasons and therefore may not achieve their investment objective. For example, the Funds incur a number of operating expenses not applicable to their underlying index, and incur costs in buying and selling securities, especially when rebalancing the Funds’ securities holdings to reflect changes in the composition of the underlying index. In addition, each Fund’s

August 31, 2025	J.P. Morgan Exchange-Traded Funds	115

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
return may differ from the return of its underlying index as a result of, among other things, pricing differences and the inability to purchase certain securities included in the underlying index due to regulatory or other restrictions. To the extent of the previously outlined items, each Fund’s return may differ from the return of the underlying index.
The Funds invest in foreign issuers and foreign securities (including depositary receipts) that are subject to additional risks, including political and economic risks, unstable governments, civil conflicts and war, greater volatility, decreased market liquidity, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit Fund's ability to buy and sell securities.
Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
USD Emerging Markets Sovereign Bond ETF may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of foreign countries or regions, which may vary throughout the period. Such concentrations may subject this Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.
BetaBuilders U.S. Aggregate Bond ETF and BetaBuilders USD Investment Grade Corporate Bond ETF invest in contingent convertible securities (“CoCos”) and are subject to additional risks from such investments. CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event such as a decline in capital ratio below a prescribed threshold occurs. If such a trigger event occurs, the Funds may lose the principal amount invested on a permanent or temporary basis or the CoCo may be converted to equity. Even though the Funds do not invest in common stock as a principal investment strategy, the Funds will be subject to increased equity market risk in the event that such securities are converted to equity. In addition to being subject to a possible write-down upon the occurrence of a trigger event, CoCos may also be subject to a permanent write-down or conversion into equity (in whole or in part), if the applicable bank regulator or other public administrative authority having responsibility for managing the orderly dissolution of an institution has determined that the issuer is not viable. Coupon payments on CoCos may be discretionary and may be cancelled by the issuer. Holders of CoCos may suffer a loss of capital when comparable equity holders do not. As CoCos may be perpetual or have long-dated maturities, they may face greater interest rate sensitivity and may be subject to greater fluctuations in value than securities with shorter maturity dates. Such securities also may be subject to prepayment risk due to optional or mandatory redemption provisions.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund's underlying index or in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

116	J.P. Morgan Exchange-Traded Funds	August 31, 2025

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J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. August 2025.
SAN-PASSETF-825

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statements of Operations within the Funds' Financial Statements.

Statement Regarding Basis for Approval of Management Agreements
The Board of Trustees (the “Board” or the “Trustees”) has established various standing committees composed of Trustees with diverse backgrounds, to which the Board has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board and its investment committees (Money Market and Alternative Products Committee, Equity Committee, and Fixed Income Committee) met regularly throughout the year and, at each meeting, considered factors that are relevant to their annual consideration of the continuation of the management agreements. The Board also met for the specific purpose of considering management agreement annual renewals. The Board held meetings June 24-25, 2025 and August 12-14, 2025, at which the Trustees considered the continuation of the management agreements for each Fund whose semi-annual report is contained herein (each a “Management Agreement” and collectively, the “Management Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered each investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not parties to a Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940) of any party to a Management Agreement or any of their affiliates, approved the continuation of each Management Agreement on August 14, 2025.
As part of their review of the Management Agreements, the Trustees considered and reviewed performance and other information about the Funds received from J.P. Morgan Investment Management Inc. (the “Adviser”). This information included the Funds’ performance as compared to the performance of their peers and benchmarks, and analyses by the Adviser of the Funds’ performance. In addition, at each of their regular meetings throughout the year, the Trustees considered reports on the performance of certain J.P. Morgan Funds provided by an independent investment consulting firm (the “independent consultant”). In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Adviser, including performance and expense information compiled by Broadridge, using data from Lipper Inc. and/or Morningstar Inc., independent providers of investment company data (together, “Broadridge”). The Trustees’ independent consultant also provided additional quantitative and statistical analyses of certain Funds, including risk and performance return assessments as compared to the Funds’ objectives, benchmarks, and peers. Before voting on the Management Agreements, the Trustees reviewed the Management Agreements with represen tatives of the Adviser, counsel to the Funds, and independent legal counsel to the Trustees, and received a memorandum from independent legal counsel to the Trustees discussing the legal standards for their consideration of the Management Agreements. The Trustees also discussed the Management Agreements with independent legal counsel in executive sessions at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve each Management Agreement is provided below. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. The Trustees considered information provided with respect to the Funds throughout the year, as well as materials furnished specifically in connection with the annual review process. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions.
After considering and weighing the factors and information they had received, the Trustees found that the compensation to be received by the Adviser from each Fund under the applicable Management Agreement was fair and reasonable under the circumstances and determined that the continuance of each Management Agreement was in the best interests of each Fund and its shareholders.
Nature, Extent and Quality of Services Provided by the Adviser
The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund under the applicable Management Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel, including personnel changes, if any;
•
The qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of each Fund, including personnel changes, if any;
•
The investment strategy for each Fund, and the infrastructure supporting the portfolio management teams;
•
Information about the structure and distribution strategy for each Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
The administration services provided by the Adviser in its

role as Administrator;
•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Funds and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Funds;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to each Fund.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Costs of Services Provided and Profitability to the Adviser and its Affiliates
The Trustees received and considered information regarding the profitability to the Adviser and its affiliates from providing services to each Fund. The Trustees reviewed and discussed this information. The Trustees recognized that this information is not audited and represents the Adviser’s determination of its and its affiliates’ revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser and reviewed with the Board. The Trustees also recognized that it is difficult to make direct comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, and taking into consideration the factors noted above, the Trustees concluded that the profitability to the Adviser under each Management Agreement was not unreasonable in light of the services and benefits provided to each Fund.
The Trustees also considered the fees earned by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Adviser, for custody, fund accounting and other related services for each Fund, and the profitability of the arrangements to JPMCB.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Funds. The Trustees considered that the J.P. Morgan Funds' operating accounts are held at JPMCB, which, as a result, will receive float benefits for certain J.P. Morgan Funds, as applicable. The Trustees also noted that the Adviser supports a diverse set of products and services, which benefits the Adviser by allowing it to leverage its infrastructure to serve additional clients, including benefits that may be received by the Adviser and its affiliates in connection with the Funds’ potential investments in other funds advised by the Adviser. The Trustees also reviewed the Adviser’s allocation of fund brokerage for the J.P. Morgan Funds complex, including allocations to brokers who provide research to the Adviser, as well as the Adviser’s use of affiliates to provide other services and the benefits to such affiliates of doing so. The Trustees also considered the benefit to the Adviser and its affiliates from allocating client assets to the Funds.
Economies of Scale
The Trustees considered the extent to which the Funds may benefit from potential economies of scale. The Trustees considered that under the Management Agreements, the Adviser provides advisory and administrative services and is responsible for substantially all expenses of each Fund except for certain enumerated contractual exclusions under a “unitary fee” structure. The Trustees noted that the unitary management fee for each Fund does not contain breakpoints. The Trustees considered that shareholders would benefit because expenses would be limited even when a Fund is new and not achieving economies of scale. The Trustees considered the fact that increases in assets would not lead to management fee decreases even if economies of scale are achieved, but also that the Trustees would have the opportunity to further review the appropriateness of the fee payable to the Adviser under the Management Agreement in the future. The Trustees further considered the Adviser's and JPMorgan Distribution Services, Inc.’s (“JPMDS”), an affiliate of the Adviser which serves as the Funds’ distributor and principal underwriter, ongoing investments in their business in support of the Funds, including the Adviser's and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees also concluded that all Funds benefited from the Adviser’s reinvestment in its operations to serve the Funds and their shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Funds. After considering the factors identified above, the Trustees concluded that the Fund’s shareholders will receive the benefits of potential economies of scale.
Fees Relative to Adviser’s Other Clients
The Trustees received and considered information about the nature and extent of management services and fee rates offered to other clients of the Adviser, including, to the extent applicable, institutional separate accounts, collective investment trusts, other registered investment companies and/or private funds sub-advised by the Adviser, for investment management styles substantially similar to that of each Fund. The Trustees considered the complexity of investment management for registered investment companies relative to the Adviser’s other clients and noted differences, as applicable, in the fee structure and the regulatory, legal and other risks and responsibilities of providing services to the different clients. The Trustees considered that serving as an adviser to a registered investment company involves greater responsibilities and risks than acting as a sub-adviser and observed that sub-advisory fees may be lower than those charged by the Adviser to each Fund. The Trustees also noted that the adviser, not the applicable registered investment company, typically bears the sub-advisory fee and that many responsibilities related to the advisory function are typically retained by the primary adviser. The Trustees concluded that the fee rates charged to each Fund in comparison to those charged to the Adviser’s other clients were reasonable.
Investment Performance
The Trustees considered that each Fund is a “passive” ETFs whose objective is to closely correspond, before fees and expenses, to the performance of its benchmark index. The Trustees considered each Fund’s investment strategy and processes, portfolio management teams and competitive positioning against peer funds, as identified by management. As part of this review, the Trustees also reviewed each Fund’s performance against its benchmark and considered each Fund’s performance information provided at regular Board meetings by the Adviser. After consideration, the Trustees determined that each Fund’s performance was consistent with its investment objective and supported renewal of each Fund’s Management Agreement. The Trustees requested, however, that the Adviser provide additional performance information for the JPMorgan USD Emerging Markets Sovereign Bond ETF to be reviewed with members of the Fixed Income Committee at each of their regular meetings over the course of the next year.
Management Fees and Expense Ratios
The Trustees considered the contractual and net management fee rates paid by each Fund to the Adviser and compared the rates to the information prepared by Broadridge concerning management fee rates paid by other funds in the same
Broadridge category as each Fund. This review included ranking of each Fund within an expense universe comprised of funds with the same Broadridge investment classification and objective (the “Universe”), as well as a subset of funds within the Universe (the “Peer Group”). The Trustees reviewed a description of Broadridge’s methodology for selecting funds in the Universe and Peer Group, as applicable, and noted that the Universe and/or Peer Group quintile rankings were not calculated if the number of funds in the Universe and/or Peer Group did not meet a predetermined minimum. The Trustees also reviewed information about other expenses and the total expense ratio for each Fund. The Trustees recognized that it can be difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of each Fund’s management fees and expense ratios are summarized below:
The Trustees noted that the JPMorgan BetaBuilders U.S. Aggregate Bond ETF’s net management fee and actual total expenses were both in the first quintile of both the Peer Group and Universe. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF’s net management fee was in the third and second quintiles of the Peer Group and Universe, respectively, and that the actual total expenses were in the second quintile of both the Peer Group and Universe. After considering the factors identified above, including the unitary fee reduction effective December 1, 2024, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF’s net management fee was in the third quintile of both the Peer Group and Universe, and that the actual total expenses were in the third and second quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, including the unitary fee reduction effective December 1, 2024, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF’s net management fee and actual total expenses were both in the second and first quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, including the unitary fee reduction effective December 1, 2024, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.

The Trustees noted that the JPMorgan BetaBuilders USD High Yield Corporate Bond ETF’s net management fee and actual total expenses were both in the first quintile of the Universe. Broadridge did not calculate quintile rankings of the Peer Group due to the limited number of funds in the Peer Group. After considering the factors identified above, including the unitary fee reduction effective December 1, 2024, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF’s net management fee and actual total expenses were both in the first quintile of both the Peer Group and Universe. After considering the factors identified above, including the unitary fee reduction effective December 1, 2024, in light of this information, the Trustees concluded that the management fee was s fair and reasonable in light of the services provided to the Fund.
The Trustees noted that the JPMorgan USD Emerging Markets Sovereign Bond ETF’s net management fee was in the third quintile of both the Peer Group and Universe, and that the actual total expenses were in the third and second quintiles of the Peer Group and Universe, respectively. After considering the factors identified above, in light of this information, the Trustees concluded that the management fee was fair and reasonable in light of the services provided to the Fund.

Semi-Annual Financial Statements
J.P. Morgan Exchange-Traded Funds
August 31, 2025 (Unaudited)
Fund	Ticker	Listing Exchange
JPMorgan Mortgage-Backed Securities ETF	JMTG	The NASDAQ Stock Market® LLC

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets.
Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from the Fund. Shares may only be subscribed and redeemed directly from the Fund by Authorized Participants, in large creation/redemption units. Brokerage commissions will reduce returns.

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — 60.1%
FHLMC
Pool # 781087, ARM, 6.36%, 12/1/2033 (a)	15,573	15,900
Pool # 1B1665, ARM, 6.75%, 4/1/2034 (a)	9,442	9,581
Pool # 782979, ARM, 6.50%, 1/1/2035 (a)	28,375	29,321
Pool # 1B2844, ARM, 6.55%, 3/1/2035 (a)	14,681	14,908
Pool # 1Q0007, ARM, 6.64%, 12/1/2035 (a)	6,193	6,236
Pool # 972200, ARM, 6.78%, 3/1/2036 (a)	9,230	9,375
Pool # 1J1380, ARM, 7.40%, 3/1/2036 (a)	3,590	3,732
Pool # 1H2618, ARM, 6.34%, 5/1/2036 (a)	22,321	23,114
Pool # 1G2557, ARM, 6.80%, 6/1/2036 (a)	34,133	35,216
Pool # 1A1085, ARM, 6.50%, 8/1/2036 (a)	16,684	17,045
Pool # 1Q0105, ARM, 6.72%, 9/1/2036 (a)	9,336	9,567
Pool # 1N0249, ARM, 6.32%, 10/1/2036 (a)	5,095	5,162
Pool # 1A1096, ARM, 6.41%, 10/1/2036 (a)	66,502	67,694
Pool # 1J1348, ARM, 7.19%, 10/1/2036 (a)	51,961	53,822
Pool # 1J1378, ARM, 6.27%, 11/1/2036 (a)	29,234	29,939
Pool # 1G2671, ARM, 6.51%, 11/1/2036 (a)	30,599	31,109
Pool # 782760, ARM, 6.81%, 11/1/2036 (a)	31,165	32,230
Pool # 1Q0737, ARM, 7.14%, 11/1/2036 (a)	15,608	15,904
Pool # 1G1386, ARM, 6.80%, 12/1/2036 (a)	10,916	11,213
Pool # 1J1516, ARM, 6.63%, 2/1/2037 (a)	4,300	4,416
Pool # 1G1555, ARM, 7.23%, 2/1/2037 (a)	4,782	4,938
Pool # 1Q0739, ARM, 6.54%, 3/1/2037 (a)	29,063	29,566
Pool # 1Q0697, ARM, 6.19%, 5/1/2037 (a)	32,187	33,029
Pool # 1G2229, ARM, 7.33%, 9/1/2037 (a)	8,896	9,031
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # 1Q0722, ARM, 6.83%, 4/1/2038 (a)	11,357	11,672
Pool # 1Q0789, ARM, 6.87%, 5/1/2038 (a)	2,130	2,175
FHLMC Gold Pools, 20 Year
Pool # C91042, 5.50%, 5/1/2027	48,028	48,361
Pool # C91158, 6.50%, 1/1/2028	24,286	24,650
Pool # C91180, 5.50%, 3/1/2028	23,052	23,228
Pool # D98938, 4.00%, 2/1/2032	251,701	249,417
FHLMC Gold Pools, 30 Year
Pool # C18115, 6.00%, 11/1/2028	267	273
Pool # C00701, 6.50%, 1/1/2029	6,576	6,820
Pool # G03029, 6.00%, 10/1/2029	11,213	11,500
Pool # C68485, 7.00%, 7/1/2032	5,665	5,961
Pool # G01448, 7.00%, 8/1/2032	13,745	14,462
Pool # C75791, 5.50%, 1/1/2033	29,379	29,672
Pool # C01735, 4.00%, 10/1/2033	25,896	25,475
Pool # A13625, 5.50%, 10/1/2033	79,169	80,337
Pool # A16843, 6.00%, 12/1/2033	22,096	22,603
Pool # A28796, 6.50%, 11/1/2034	40,222	42,054
Pool # A46417, 7.00%, 4/1/2035	119,918	126,174
Pool # A46987, 5.50%, 7/1/2035	189,676	196,822
Pool # A80290, 5.00%, 11/1/2035	258,210	263,591
Pool # G05713, 6.50%, 12/1/2035	176,155	182,769
Pool # A54679, 6.50%, 6/1/2036	7,860	8,262
Pool # C02637, 7.00%, 10/1/2036	73,558	77,396
Pool # C02660, 6.50%, 11/1/2036	26,896	28,495
Pool # G04077, 6.50%, 3/1/2038	66,156	70,243
Pool # G05190, 7.50%, 9/1/2038	11,949	12,425
Pool # C03466, 5.50%, 3/1/2040	53,329	55,148
Pool # A93511, 5.00%, 8/1/2040	452,804	461,719
Pool # G06493, 4.50%, 5/1/2041	718,481	718,717
Pool # G60039, 3.00%, 4/1/2043	2,954,928	2,703,093
Pool # G60105, 5.00%, 6/1/2044	1,015,026	1,034,990
Pool # Q37784, 3.50%, 12/1/2045	1,013,428	941,769
Pool # Q39412, 3.50%, 3/1/2046	438,641	406,269
Pool # Q40797, 3.50%, 5/1/2046	1,245,301	1,153,917
Pool # Q40922, 3.50%, 6/1/2046	423,273	392,299
Pool # Q42079, 3.50%, 7/1/2046	525,099	487,977
Pool # V84637, 4.00%, 9/1/2048	323,429	307,698
Pool # Q61709, 4.50%, 2/1/2049	639,441	627,025
Pool # Q62088, 4.50%, 2/1/2049	546,520	540,551
FHLMC Gold Pools, Other
Pool # G20027, 10.00%, 10/1/2030	599	600
Pool # B90491, 7.50%, 1/1/2032	31,052	31,875
Pool # WA1626, 3.45%, 8/1/2032	8,166,154	7,754,643
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	1

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # WN1179, 3.85%, 9/1/2032	4,000,000	3,864,864
Pool # U80047, 4.00%, 9/1/2032	119,257	118,016
Pool # U80068, 3.50%, 10/1/2032	220,743	216,892
Pool # U80125, 3.50%, 1/1/2033	676,787	660,472
Pool # U80173, 3.50%, 1/1/2033	459,935	451,769
Pool # U80265, 3.50%, 4/1/2033	656,987	644,671
Pool # WN3233, 3.19%, 7/1/2033	4,993,266	4,627,390
Pool # L10224, 6.00%, 12/1/2034	87,091	88,663
Pool # H00158, 6.00%, 4/1/2036	42,817	42,867
Pool # L10291, 6.50%, 11/1/2036	103,521	107,469
Pool # P51353, 6.50%, 11/1/2036	61,814	63,830
Pool # P50595, 6.50%, 12/1/2036	182,005	190,630
Pool # P51361, 6.50%, 12/1/2036	41,904	43,264
Pool # G20028, 7.50%, 12/1/2036	32,570	33,469
Pool # G80365, 6.50%, 10/17/2038	84,979	88,124
Pool # U90690, 3.50%, 6/1/2042	1,978,880	1,858,258
Pool # U90975, 4.00%, 6/1/2042	1,188,843	1,147,967
Pool # T65101, 4.00%, 10/1/2042	194,977	184,177
Pool # U90378, 4.00%, 11/1/2042	1,749,496	1,689,358
Pool # U90542, 4.00%, 12/1/2042	586,740	575,759
Pool # U91449, 4.00%, 5/1/2043	1,640,527	1,582,087
Pool # U99051, 3.50%, 6/1/2043	266,300	250,069
Pool # U99134, 4.00%, 1/1/2046	1,078,775	1,027,011
Pool # U69030, 4.50%, 1/1/2046	749,217	739,295
Pool # U69039, 4.00%, 2/1/2046	1,825,351	1,742,235
FHLMC UMBS, 20 Year Pool # ZT1675, 3.50%, 4/1/2037	1,762,274	1,721,620
FHLMC UMBS, 30 Year
Pool # RA1617, 3.50%, 8/1/2049	405,132	370,177
Pool # RA1623, 4.00%, 9/1/2049	1,525,660	1,446,373
Pool # SI2041, 3.00%, 10/1/2049	9,381,456	8,205,955
Pool # QA5403, 4.00%, 11/1/2049	750,991	711,565
Pool # QA5096, 4.00%, 12/1/2049	884,119	838,717
Pool # QA5982, 4.00%, 12/1/2049	894,796	847,183
Pool # RA2008, 4.00%, 1/1/2050	2,005,690	1,898,974
Pool # QA7351, 3.00%, 2/1/2050	271,361	237,946
Pool # RA2272, 3.50%, 2/1/2050	14,171,061	13,154,339
Pool # QB0097, 4.00%, 5/1/2050	566,913	545,432
Pool # QB0098, 2.50%, 6/1/2050	4,798,227	4,030,404
Pool # RA2897, 2.50%, 6/1/2050	9,301,987	7,809,581
Pool # SD8089, 2.50%, 7/1/2050	8,331,602	6,993,133
Pool # SI2081, 2.00%, 8/1/2050	24,471,289	19,699,681
Pool # RA3976, 2.50%, 11/1/2050	8,432,326	7,129,748
Pool # RA4515, 4.00%, 2/1/2051	4,409,824	4,148,724
Pool # QC2061, 2.00%, 5/1/2051	14,882,989	11,961,581
Pool # RA5276, 2.50%, 5/1/2051	12,568,053	10,575,354
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # QC2209, 3.50%, 5/1/2051	1,531,261	1,390,982
Pool # QC3244, 3.00%, 6/1/2051	3,196,917	2,796,825
Pool # RA5921, 2.50%, 9/1/2051	4,180,009	3,514,187
Pool # QC7968, 2.50%, 10/1/2051	1,060,624	891,735
Pool # RA6135, 2.50%, 10/1/2051	19,854,337	16,692,779
Pool # RA6228, 2.50%, 11/1/2051	7,531,698	6,316,333
Pool # QD0369, 3.00%, 11/1/2051	4,017,328	3,511,556
Pool # SD5768, 3.00%, 1/1/2052	4,501,570	3,935,894
Pool # RA6586, 3.50%, 1/1/2052	10,201,220	9,243,170
Pool # RA6817, 2.50%, 2/1/2052	3,888,067	3,257,486
Pool # SD4951, 2.50%, 2/1/2052	20,424,417	17,187,829
Pool # SD0907, 3.00%, 2/1/2052	2,605,470	2,263,462
Pool # SD3952, 2.50%, 3/1/2052	4,908,792	4,125,473
Pool # SD7554, 2.50%, 4/1/2052	3,814,260	3,229,272
Pool # SL0527, 2.50%, 4/1/2052	20,831,616	17,470,349
Pool # QE0399, 3.00%, 4/1/2052	7,667,852	6,713,326
Pool # SD8212, 2.50%, 5/1/2052	11,623,083	9,657,358
Pool # SD3362, 3.00%, 5/1/2052	8,324,760	7,285,895
Pool # SD1840, 3.00%, 6/1/2052	9,979,978	8,737,630
Pool # SL0265, 3.00%, 6/1/2052	14,837,390	12,969,825
Pool # SD5756, 3.50%, 6/1/2052	9,116,051	8,282,496
Pool # QE5028, 5.00%, 6/1/2052	1,022,850	1,014,900
Pool # QE4140, 5.50%, 6/1/2052	4,466,009	4,556,946
Pool # QE8520, 3.50%, 8/1/2052	11,220,150	10,153,024
Pool # SD4181, 3.50%, 8/1/2052	7,996,737	7,285,358
Pool # SD1725, 4.00%, 10/1/2052	12,602,142	11,781,977
Pool # SD1713, 5.00%, 10/1/2052	8,560,023	8,528,197
Pool # SL1477, 5.00%, 7/1/2053	22,716,126	22,610,482
Pool # RA9669, 5.00%, 8/1/2053	5,601,985	5,539,857
Pool # RJ1756, 4.50%, 6/1/2054	5,588,127	5,377,503
Pool # RJ3247, 5.00%, 1/1/2055	18,993,400	18,913,379
Fn 4.49%, 12/1/2035 ‡ (b)	1,397,000	1,373,725
FNMA
Pool # 54844, ARM, 4.35%, 9/1/2027 (a)	392	388
Pool # 303532, ARM, 4.44%, 3/1/2029 (a)	949	940
Pool # 555258, ARM, 5.90%, 1/1/2033 (a)	26,253	26,246
Pool # 746299, ARM, 6.95%, 9/1/2033 (a)	19,508	20,113
Pool # 743546, ARM, 6.31%, 11/1/2033 (a)	59,971	60,600
Pool # 766610, ARM, 6.45%, 1/1/2034 (a)	5,913	6,014
Pool # 735648, ARM, 6.74%, 2/1/2034 (a)	11,777	12,021
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # 770377, ARM, 6.29%, 4/1/2034 (a)	10,009	10,137
Pool # 751531, ARM, 6.21%, 5/1/2034 (a)	26,299	27,032
Pool # 778908, ARM, 6.20%, 6/1/2034 (a)	8,783	8,833
Pool # 800422, ARM, 5.93%, 8/1/2034 (a)	95,420	95,643
Pool # 735332, ARM, 6.34%, 8/1/2034 (a)	18,489	18,894
Pool # 790964, ARM, 6.40%, 9/1/2034 (a)	10,580	10,785
Pool # 803599, ARM, 6.55%, 10/1/2034 (a)	21,936	22,172
Pool # 735740, ARM, 6.58%, 10/1/2034 (a)	24,904	25,253
Pool # 803594, ARM, 6.59%, 10/1/2034 (a)	15,630	15,896
Pool # 896463, ARM, 6.61%, 10/1/2034 (a)	36,117	37,312
Pool # 794797, ARM, 6.76%, 10/1/2034 (a)	25,029	25,475
Pool # 810896, ARM, 6.11%, 1/1/2035 (a)	141,887	145,324
Pool # 816594, ARM, 6.25%, 2/1/2035 (a)	5,934	6,068
Pool # 745862, ARM, 6.39%, 4/1/2035 (a)	31,201	31,986
Pool # 735539, ARM, 6.42%, 4/1/2035 (a)	69,412	71,527
Pool # 821378, ARM, 6.04%, 5/1/2035 (a)	29,725	29,834
Pool # 823660, ARM, 6.59%, 5/1/2035 (a)	21,385	21,805
Pool # 821179, ARM, 6.73%, 5/1/2035 (a)	4,223	4,289
Pool # 745766, ARM, 6.31%, 6/1/2035 (a)	14,048	14,213
Pool # 832801, ARM, 7.21%, 9/1/2035 (a)	2,510	2,552
Pool # 849251, ARM, 6.08%, 1/1/2036 (a)	20,889	21,332
Pool # 920843, ARM, 7.16%, 3/1/2036 (a)	232,631	240,868
Pool # 872825, ARM, 6.42%, 6/1/2036 (a)	13,353	13,634
Pool # 892868, ARM, 6.52%, 7/1/2036 (a)	16,527	16,852
Pool # 886558, ARM, 6.34%, 8/1/2036 (a)	18,200	18,622
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # 920547, ARM, 6.23%, 9/1/2036 (a)	57,180	58,211
Pool # 894239, ARM, 6.56%, 10/1/2036 (a)	7,066	7,202
Pool # 900191, ARM, 7.12%, 10/1/2036 (a)	12,909	13,330
Pool # 902818, ARM, 6.57%, 11/1/2036 (a)	328	336
Pool # 902955, ARM, 6.26%, 12/1/2036 (a)	7,514	7,648
Pool # 938346, ARM, 6.56%, 7/1/2037 (a)	5,873	6,020
Pool # 995919, ARM, 6.88%, 7/1/2037 (a)	18,483	18,900
Pool # AD0085, ARM, 6.07%, 11/1/2037 (a)	14,009	14,122
Pool # AD0179, ARM, 6.32%, 12/1/2037 (a)	26,090	27,002
FNMA UMBS, 15 Year Pool # AX7598, 3.00%, 1/1/2030	489,994	481,013
FNMA UMBS, 20 Year
Pool # 257055, 6.50%, 12/1/2027	13,495	13,981
Pool # AE0049, 6.00%, 9/1/2029	10,995	11,235
Pool # MA0602, 3.50%, 12/1/2030	234,016	230,453
Pool # AP3582, 3.50%, 8/1/2032	284,733	278,134
Pool # AB9830, 3.50%, 7/1/2033	1,801,097	1,764,771
Pool # AL6238, 4.00%, 1/1/2035	629,729	621,601
Pool # MA4500, 1.50%, 12/1/2041	6,415,491	5,319,423
FNMA UMBS, 30 Year
Pool # 689977, 8.00%, 3/1/2027	2,824	2,830
Pool # 695533, 8.00%, 6/1/2027	2,081	2,088
Pool # 756020, 8.50%, 12/1/2027	622	623
Pool # 527285, 7.00%, 11/1/2028	329	346
Pool # 755973, 8.00%, 11/1/2028	19,331	19,818
Pool # 455759, 6.00%, 12/1/2028	3,649	3,732
Pool # 776702, 4.50%, 5/1/2029	5,824	5,773
Pool # 889020, 6.50%, 11/1/2029	19,196	19,888
Pool # 567036, 8.50%, 2/1/2030	9,232	9,278
Pool # 598559, 6.50%, 8/1/2031	13,219	13,696
Pool # 613000, 7.00%, 11/1/2031	16,625	17,475
Pool # 610591, 7.00%, 1/1/2032	23,687	24,898
Pool # 788150, 6.00%, 3/1/2032	4,947	5,079
Pool # 682078, 5.50%, 11/1/2032	105,867	108,539
Pool # 668562, 6.00%, 12/1/2032	8,877	9,129
Pool # 675555, 6.00%, 12/1/2032	7,055	7,346
Pool # AL0045, 6.00%, 12/1/2032	75,644	77,978
Pool # 357363, 5.50%, 3/1/2033	114,291	116,947
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	3

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # 674349, 6.00%, 3/1/2033	967	988
Pool # 688625, 6.00%, 3/1/2033	6,939	7,090
Pool # 695584, 6.00%, 3/1/2033	2,315	2,366
Pool # 702901, 6.00%, 5/1/2033	67,590	69,481
Pool # 695403, 5.00%, 6/1/2033	55,729	56,545
Pool # 995656, 7.00%, 6/1/2033	52,761	55,460
Pool # 723852, 5.00%, 7/1/2033	19,298	19,401
Pool # 729296, 5.00%, 7/1/2033	46,166	46,405
Pool # 726912, 4.00%, 8/1/2033	538	533
Pool # 753696, 4.00%, 8/1/2033	10,375	10,214
Pool # 729379, 6.00%, 8/1/2033	12,663	12,939
Pool # 737825, 6.00%, 9/1/2033	17,397	17,782
Pool # AA7943, 4.00%, 10/1/2033	199,174	195,556
Pool # 750977, 4.50%, 11/1/2033	12,298	12,298
Pool # 725017, 5.50%, 12/1/2033	117,875	120,712
Pool # 759424, 5.50%, 1/1/2034	33,210	33,731
Pool # 751182, 5.50%, 3/1/2034	24,488	24,884
Pool # 751341, 5.50%, 3/1/2034	8,411	8,483
Pool # 767378, 5.50%, 3/1/2034	11,284	11,390
Pool # 776565, 4.00%, 4/1/2034	98,038	96,373
Pool # AC1317, 4.50%, 9/1/2034	50,168	49,707
Pool # 820347, 5.00%, 9/1/2035	23,616	24,080
Pool # 745281, 6.00%, 1/1/2036	16,108	16,951
Pool # 888417, 6.50%, 1/1/2036	21,547	22,324
Pool # 833629, 7.00%, 3/1/2036	15,865	16,676
Pool # 893268, 6.50%, 8/1/2036	53,306	55,801
Pool # 833657, 7.50%, 8/1/2036	5,479	5,515
Pool # AA0922, 6.00%, 9/1/2036	96,506	101,109
Pool # 878225, 6.50%, 10/1/2036	26,437	27,841
Pool # 985683, 8.00%, 10/1/2036	66,100	69,190
Pool # 888476, 7.50%, 5/1/2037	13,681	14,232
Pool # 945870, 6.50%, 8/1/2037	35,853	37,768
Pool # 946338, 7.00%, 9/1/2037	27,105	28,850
Pool # 888707, 7.50%, 10/1/2037	43,903	46,468
Pool # 889883, 6.50%, 3/1/2038	32,593	34,025
Pool # AC9081, 6.50%, 9/1/2038	80,968	86,736
Pool # 909236, 7.00%, 9/1/2038	219,801	232,167
Pool # 934591, 7.00%, 10/1/2038	21,375	22,561
Pool # AB2869, 6.00%, 11/1/2038	133,962	140,465
Pool # 995504, 7.50%, 11/1/2038	14,282	15,043
Pool # 257510, 7.00%, 12/1/2038	82,569	88,349
Pool # AD0753, 7.00%, 1/1/2039	120,605	128,444
Pool # 890661, 7.00%, 2/1/2039	437,817	460,209
Pool # AD0780, 7.50%, 4/1/2039	261,417	281,789
Pool # AD6377, 5.50%, 5/1/2040	33,709	34,775
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # AD4951, 5.00%, 7/1/2040	977,776	995,826
Pool # BM5364, 4.00%, 4/1/2042	1,140,820	1,112,128
Pool # AL6839, 5.00%, 4/1/2042	599,091	610,599
Pool # AR8128, 3.50%, 3/1/2043	940,465	880,866
Pool # AL8256, 3.00%, 8/1/2043	1,857,399	1,698,376
Pool # AZ8089, 4.00%, 7/1/2045	316,677	303,551
Pool # BA2343, 4.00%, 9/1/2045	1,484,489	1,414,063
Pool # BC9441, 3.50%, 4/1/2046	145,127	134,755
Pool # BC6982, 4.00%, 4/1/2046	1,205,680	1,148,734
Pool # BD0299, 3.50%, 5/1/2046	216,521	201,946
Pool # BC1249, 3.50%, 6/1/2046	155,191	143,460
Pool # BD1243, 3.50%, 6/1/2046	351,115	325,010
Pool # BD3066, 3.50%, 7/1/2046	504,621	467,521
Pool # BD3088, 3.50%, 7/1/2046	200,782	185,605
Pool # BD5248, 3.50%, 8/1/2046	1,120,269	1,036,784
Pool # BD7764, 3.50%, 9/1/2046	655,734	608,068
Pool # BE5870, 3.50%, 1/1/2047	1,435,386	1,339,888
Pool # BH4665, 4.00%, 6/1/2047	2,029,679	1,932,317
Pool # BH7626, 4.00%, 8/1/2047	827,499	780,094
Pool # BM3500, 4.00%, 9/1/2047	1,184,333	1,147,906
Pool # BH7663, 4.00%, 10/1/2047	1,794,884	1,707,995
Pool # BJ1778, 4.50%, 10/1/2047	449,044	439,767
Pool # BM3044, 4.00%, 11/1/2047	1,519,689	1,446,552
Pool # BE8351, 4.00%, 2/1/2048	415,532	395,917
Pool # BM3455, 4.50%, 2/1/2048	950,876	934,376
Pool # BK7006, 4.50%, 6/1/2048	376,361	367,888
Pool # BD9084, 4.50%, 7/1/2048	1,012,754	991,011
Pool # BK9303, 4.00%, 8/1/2048	1,152,731	1,119,542
Pool # CA4662, 3.50%, 9/1/2048	1,918,877	1,756,188
Pool # 890863, 5.00%, 9/1/2048	1,323,232	1,371,290
Pool # BN1829, 4.50%, 10/1/2048	309,125	301,784
Pool # BN4960, 5.00%, 12/1/2048	271,929	272,469
Pool # BM5430, 5.00%, 1/1/2049	1,809,316	1,820,437
Pool # BN5013, 5.00%, 1/1/2049	1,998,996	2,017,776
Pool # BN6788, 4.50%, 2/1/2049	260,863	254,297
Pool # BK0317, 4.00%, 3/1/2049	1,108,704	1,055,961
Pool # BO0719, 5.00%, 6/1/2049	1,009,233	1,016,433
Pool # BO0721, 5.00%, 6/1/2049	1,108,191	1,114,200
Pool # BO0722, 5.00%, 6/1/2049	104,989	107,124
Pool # BO4276, 3.50%, 7/1/2049	2,202,706	2,060,738
Pool # BO4277, 3.50%, 7/1/2049	2,759,135	2,577,035
Pool # BO4280, 4.00%, 7/1/2049	1,421,924	1,371,296
Pool # BN8529, 4.50%, 7/1/2049	122,948	121,620
Pool # BO3436, 4.50%, 7/1/2049	1,197,330	1,178,590
Pool # BO0718, 5.00%, 7/1/2049	1,202,636	1,212,829
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BO0720, 5.00%, 7/1/2049	1,439,032	1,446,030
Pool # BO2496, 5.00%, 7/1/2049	1,867,696	1,878,604
Pool # BO2497, 5.00%, 7/1/2049	1,849,765	1,863,939
Pool # BO2498, 5.00%, 7/1/2049	2,282,235	2,308,396
Pool # BO2499, 5.00%, 7/1/2049	428,789	444,900
Pool # BO3408, 5.00%, 7/1/2049	562,429	563,200
Pool # BO3749, 4.00%, 8/1/2049	1,699,444	1,656,771
Pool # BO3999, 4.00%, 8/1/2049	781,515	740,902
Pool # BO2495, 5.00%, 8/1/2049	1,977,360	1,995,530
Pool # BK8769, 3.50%, 10/1/2049	1,174,648	1,073,647
Pool # CA4363, 4.00%, 10/1/2049	974,820	925,172
Pool # BO2888, 4.00%, 11/1/2049	1,056,936	1,010,034
Pool # BO4387, 4.00%, 11/1/2049	1,333,036	1,268,285
Pool # FM2526, 4.00%, 12/1/2049	2,029,467	1,966,259
Pool # BP1128, 4.00%, 1/1/2050	646,311	615,326
Pool # BP1132, 4.00%, 1/1/2050	617,548	586,579
Pool # BP1141, 4.00%, 1/1/2050	264,328	250,248
Pool # BP1847, 4.50%, 1/1/2050	1,377,580	1,371,445
Pool # FM3365, 3.00%, 3/1/2050	8,586,936	7,530,888
Pool # BP4626, 2.50%, 4/1/2050	3,793,901	3,184,413
Pool # BP6363, 3.00%, 4/1/2050	3,984,361	3,488,341
Pool # BP5296, 3.50%, 4/1/2050	2,865,640	2,622,027
Pool # BP5302, 4.00%, 4/1/2050	1,553,877	1,464,796
Pool # BP8337, 3.00%, 5/1/2050	3,573,062	3,221,044
Pool # CA5729, 3.00%, 5/1/2050	4,956,696	4,336,326
Pool # CA5731, 3.00%, 5/1/2050	12,468,854	10,934,072
Pool # BP5878, 2.50%, 6/1/2050	4,275,250	3,585,050
Pool # BP8338, 3.00%, 6/1/2050	2,971,098	2,673,805
Pool # BK2693, 3.50%, 6/1/2050	714,858	652,362
Pool # BP9337, 3.50%, 6/1/2050	2,760,178	2,622,594
Pool # BP9950, 3.50%, 6/1/2050	1,991,680	1,818,523
Pool # CA6361, 2.50%, 7/1/2050	3,025,881	2,567,039
Pool # CA6430, 3.50%, 7/1/2050	4,682,662	4,275,589
Pool # CA8670, 2.50%, 8/1/2050	4,259,790	3,570,463
Pool # MA4096, 2.50%, 8/1/2050	43,531,522	36,533,632
Pool # BO4410, 3.00%, 8/1/2050	3,874,155	3,385,851
Pool # BQ1646, 3.00%, 8/1/2050	2,631,266	2,284,972
Pool # FM4311, 3.00%, 8/1/2050	2,877,976	2,530,506
Pool # BQ1367, 2.50%, 9/1/2050	12,414,417	10,471,238
Pool # BQ2143, 2.50%, 9/1/2050	8,771,086	7,298,773
Pool # BQ4113, 3.00%, 9/1/2050	1,398,630	1,222,774
Pool # BQ5586, 3.00%, 10/1/2050	2,957,881	2,581,419
Pool # FM5173, 2.50%, 12/1/2050	6,136,594	5,182,954
Pool # CA8862, 2.50%, 1/1/2051	5,140,634	4,347,306
Pool # BQ4516, 2.00%, 2/1/2051	12,985,350	10,398,502
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # BR4052, 2.00%, 2/1/2051	13,643,605	10,998,020
Pool # FM5778, 2.50%, 2/1/2051	6,452,609	5,451,541
Pool # BR0870, 3.50%, 2/1/2051	932,521	850,709
Pool # FS5380, 2.00%, 5/1/2051	19,772,703	15,825,338
Pool # CB0674, 2.50%, 5/1/2051	8,168,106	6,850,105
Pool # FM7957, 2.50%, 7/1/2051	10,381,252	8,746,738
Pool # FM8179, 2.50%, 7/1/2051	17,517,816	14,611,290
Pool # BT6666, 2.00%, 8/1/2051	15,765,234	12,563,958
Pool # BT5574, 2.50%, 8/1/2051	792,785	668,035
Pool # CB1684, 3.00%, 9/1/2051	6,432,524	5,627,443
Pool # MA4415, 3.00%, 9/1/2051	13,403,037	11,669,922
Pool # CB1783, 2.50%, 10/1/2051	56,758,660	47,736,695
Pool # CB1908, 2.50%, 10/1/2051	26,440,126	22,167,961
Pool # FA0352, 2.50%, 10/1/2051	10,047,917	8,426,662
Pool # FM9195, 2.50%, 10/1/2051	10,750,312	9,041,465
Pool # CB1878, 3.00%, 10/1/2051	3,711,080	3,243,891
Pool # MA4466, 2.50%, 11/1/2051	7,509,682	6,250,612
Pool # FM9961, 3.00%, 12/1/2051	8,373,173	7,268,243
Pool # FS0213, 3.00%, 12/1/2051	22,322,174	19,528,363
Pool # FS2559, 3.00%, 12/1/2051	4,239,773	3,705,988
Pool # BQ6989, 2.50%, 1/1/2052	7,947,378	6,613,749
Pool # BU1451, 2.50%, 1/1/2052	3,828,516	3,182,768
Pool # FA0867, 2.50%, 1/1/2052	17,936,881	15,042,591
Pool # FS8807, 3.00%, 1/1/2052	15,007,585	13,176,596
Pool # FS7409, 2.00%, 2/1/2052	12,427,665	10,061,441
Pool # BV2188, 2.50%, 2/1/2052	7,572,712	6,302,418
Pool # BV3216, 2.50%, 2/1/2052	9,616,721	8,014,843
Pool # CB2750, 2.50%, 2/1/2052	13,638,946	11,396,202
Pool # CB2869, 2.50%, 2/1/2052	22,512,199	18,926,369
Pool # FS4284, 2.50%, 2/1/2052	6,690,650	5,599,368
Pool # MA4548, 2.50%, 2/1/2052	8,667,303	7,236,420
Pool # BV3570, 3.00%, 2/1/2052	992,934	868,161
Pool # FS0488, 3.00%, 2/1/2052	4,458,802	3,912,176
Pool # FS0917, 3.50%, 2/1/2052	6,912,341	6,291,026
Pool # BV4133, 2.50%, 3/1/2052	20,269,156	16,839,767
Pool # FS0882, 2.50%, 3/1/2052	6,042,648	5,115,819
Pool # FS5446, 2.50%, 3/1/2052	8,431,518	7,057,797
Pool # FS7119, 2.50%, 3/1/2052	16,819,417	14,098,458
Pool # FS7942, 2.50%, 3/1/2052	8,408,694	7,085,402
Pool # BV3283, 3.00%, 3/1/2052	6,956,184	6,059,379
Pool # FS0957, 3.00%, 3/1/2052	19,812,614	17,189,232
Pool # BV3269, 3.50%, 3/1/2052	1,243,099	1,128,917
Pool # BV3276, 3.50%, 3/1/2052	2,401,742	2,188,070
Pool # CB3025, 3.50%, 3/1/2052	9,059,689	8,245,308
Pool # BV5360, 2.50%, 4/1/2052	7,960,933	6,636,750
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	5

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # FA1671, 2.50%, 4/1/2052	3,434,636	2,887,030
Pool # CB3361, 3.00%, 4/1/2052	16,798,713	14,683,564
Pool # FS6301, 3.00%, 4/1/2052	4,329,728	3,787,832
Pool # BV9064, 3.50%, 4/1/2052	7,602,123	6,878,316
Pool # CB3378, 4.00%, 4/1/2052	3,567,712	3,335,525
Pool # FS4720, 2.50%, 5/1/2052	4,113,085	3,474,625
Pool # FS6790, 2.50%, 5/1/2052	8,649,664	7,224,043
Pool # FS7204, 3.00%, 5/1/2052	13,159,635	11,502,822
Pool # CB3504, 3.50%, 5/1/2052	5,953,553	5,407,171
Pool # FS6323, 3.50%, 5/1/2052	17,564,940	15,986,052
Pool # CB5116, 3.00%, 6/1/2052	9,932,427	8,639,017
Pool # BW5359, 4.00%, 6/1/2052	1,706,689	1,608,384
Pool # FS1949, 4.00%, 6/1/2052	3,298,345	3,086,243
Pool # BW1473, 4.50%, 6/1/2052	288,969	279,956
Pool # BW3203, 5.00%, 6/1/2052	1,149,791	1,153,479
Pool # BW4016, 5.00%, 6/1/2052	1,375,956	1,385,378
Pool # BW4019, 5.00%, 6/1/2052	1,744,825	1,756,057
Pool # BW4041, 5.00%, 6/1/2052	963,487	960,695
Pool # FA1541, 3.00%, 7/1/2052 (b)	15,514,118	13,560,913
Pool # FS8820, 3.00%, 7/1/2052	13,515,223	11,784,265
Pool # CB4160, 4.50%, 7/1/2052	3,351,372	3,234,639
Pool # BV7853, 5.00%, 7/1/2052	1,152,169	1,141,545
Pool # BW4042, 5.00%, 7/1/2052	1,309,924	1,303,893
Pool # BW5398, 5.00%, 7/1/2052	655,515	656,322
Pool # CB4608, 4.00%, 9/1/2052	7,829,781	7,320,207
Pool # CB4587, 4.50%, 9/1/2052	4,795,847	4,628,300
Pool # BW8950, 5.00%, 9/1/2052	3,648,546	3,613,991
Pool # CB4625, 5.00%, 9/1/2052	4,004,515	3,989,626
Pool # BX2815, 4.50%, 10/1/2052	1,773,071	1,732,865
Pool # BW6968, 4.00%, 1/1/2053	2,595,502	2,423,998
Pool # BX3284, 5.00%, 2/1/2053	4,070,669	4,040,429
Pool # BV6797, 4.00%, 3/1/2053	1,108,685	1,036,185
Pool # CB5896, 5.00%, 3/1/2053	4,214,591	4,172,850
Pool # BX3824, 5.50%, 3/1/2053	6,233,510	6,318,661
Pool # BX4315, 5.00%, 4/1/2053	2,547,582	2,525,600
Pool # BY4776, 5.00%, 7/1/2053	10,461,081	10,319,634
Pool # BY4736, 5.50%, 7/1/2053	9,344,986	9,466,048
Pool # BV6813, 4.50%, 8/1/2053	1,316,329	1,269,799
Pool # BY7027, 5.00%, 8/1/2053	7,586,181	7,490,861
Pool # DB4827, 5.00%, 11/1/2054	9,902,356	9,771,642
Pool # DB4845, 5.00%, 12/1/2054	14,829,834	14,754,811
FNMA, 30 Year
Pool # 252155, 7.00%, 10/1/2028	4,900	4,987
Pool # 252334, 6.50%, 2/1/2029	19,827	20,211
Pool # 252409, 6.50%, 3/1/2029	16,910	17,168
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # 535442, 8.50%, 6/1/2030	9	9
Pool # 653815, 7.00%, 2/1/2033	7,168	7,194
Pool # 752786, 6.00%, 9/1/2033	15,387	15,552
Pool # 954255, 6.50%, 8/1/2037	237,398	244,386
Pool # 931717, 6.50%, 8/1/2039	125,845	129,309
Pool # CA3030, 4.50%, 1/1/2049	4,178,630	4,096,563
Pool # CA4047, 4.00%, 8/1/2049	4,619,235	4,396,914
Pool # CA4520, 3.50%, 11/1/2049	3,661,418	3,371,150
Pool # CB4014, 4.50%, 7/1/2052	945,880	911,095
FNMA, Other
Pool # AM7321, 3.12%, 11/1/2026	855,116	843,928
Pool # AN4571, 3.07%, 2/1/2027	1,536,899	1,514,807
Pool # AM8987, 2.79%, 6/1/2027	791,161	774,272
Pool # AN4154, 3.17%, 1/1/2029	6,060,000	5,882,424
Pool # AN4349, 3.35%, 1/1/2029	2,845,295	2,774,696
Pool # BS5292, 2.53%, 5/1/2029	22,120,932	20,993,916
Pool # BS3673, 1.88%, 6/1/2029	6,000,000	5,532,968
Pool # BZ1797, 4.33%, 1/1/2030	5,436,000	5,501,664
Pool # AN8154, 3.17%, 2/1/2030	5,900,023	5,689,223
Pool # AM7516, 3.55%, 2/1/2030	2,000,000	1,960,285
Pool # BS7348, 5.08%, 2/1/2030	5,974,783	6,190,492
Pool # BS9093, 5.17%, 2/1/2030	1,293,434	1,344,206
Pool # BS8474, 4.84%, 4/1/2030	2,109,429	2,160,913
Pool # BS6827, 4.19%, 5/1/2030	3,882,285	3,883,975
Pool # BS5224, 2.52%, 7/1/2030	5,068,750	4,706,212
Pool # BL8177, 1.10%, 9/1/2030	24,000,000	20,896,090
Pool # BS8426, 4.28%, 9/1/2030	9,000,000	9,032,940
Pool # BS9203, 4.64%, 10/1/2030	2,590,056	2,635,854
Pool # BS5389, 3.03%, 11/1/2030	11,067,443	10,486,413
Pool # AN0099, 3.28%, 11/1/2030	6,372,608	6,112,151
Pool # BS8033, 4.43%, 11/1/2030	5,595,566	5,650,696
Pool # BS8732, 4.61%, 11/1/2030	6,179,824	6,291,525
Pool # BS7750, 4.24%, 12/1/2030	4,000,000	4,004,533
Pool # BS6828, 4.07%, 1/1/2031	4,910,088	4,872,526
Pool # BS7882, 4.56%, 1/1/2031	3,575,000	3,628,309
Pool # BS8379, 4.66%, 1/1/2031	6,630,000	6,751,357
Pool # BS8200, 4.74%, 1/1/2031	3,965,085	4,052,433
Pool # BS9368, 5.15%, 1/1/2031	3,427,000	3,554,655
Pool # BS5378, 3.45%, 4/1/2031	2,434,434	2,343,142
Pool # BS2915, 1.87%, 5/1/2031	7,589,166	6,697,368
Pool # BS7884, 4.03%, 5/1/2031	5,355,080	5,296,239
Pool # AI2479, 5.00%, 5/1/2031	83,695	84,763
Pool # BS2035, 1.84%, 6/1/2031	10,000,000	8,835,133
Pool # BZ1868, 4.81%, 6/1/2031	1,553,236	1,592,470
Pool # BS7362, 5.14%, 6/1/2031	4,000,000	4,133,050
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BS2422, 1.67%, 7/1/2031	12,000,000	10,432,383
Pool # AN2456, 2.74%, 8/1/2031	865,050	804,933
Pool # BS7268, 5.05%, 8/1/2031	2,000,000	2,077,825
Pool # BS2898, 1.56%, 9/1/2031	20,203,000	17,361,263
Pool # BS4279, 2.00%, 9/1/2031	6,490,258	5,749,970
Pool # BS8183, 4.74%, 9/1/2031	4,884,000	4,980,482
Pool # BS5371, 3.16%, 10/1/2031	5,704,887	5,367,803
Pool # BS3637, 1.73%, 11/1/2031	5,497,182	4,797,197
Pool # BS6765, 4.24%, 11/1/2031	4,238,000	4,233,670
Pool # BZ0801, 4.60%, 11/1/2031	3,871,000	3,923,115
Pool # BM6857, 1.83%, 12/1/2031 (a)	11,887,172	10,363,897
Pool # BS4124, 1.94%, 1/1/2032	3,695,370	3,260,453
Pool # BS4525, 1.94%, 1/1/2032	8,500,000	7,403,625
Pool # BS4030, 1.96%, 1/1/2032	9,890,604	8,696,004
Pool # BS4315, 1.98%, 1/1/2032	16,418,000	14,387,345
Pool # BS4650, 2.02%, 1/1/2032	4,000,000	3,528,425
Pool # BS4142, 2.13%, 1/1/2032	7,480,088	6,655,401
Pool # BZ2402, 5.25%, 1/1/2032	6,634,000	6,910,230
Pool # AN3104, 2.75%, 2/1/2032	8,797,271	8,120,510
Pool # BM7037, 1.76%, 3/1/2032 (a)	19,117,091	16,540,670
Pool # BS4654, 2.39%, 3/1/2032	4,670,194	4,187,167
Pool # BS5130, 2.55%, 4/1/2032	4,692,595	4,264,543
Pool # BS5193, 2.62%, 4/1/2032	8,053,000	7,283,299
Pool # BS5259, 2.84%, 4/1/2032	9,949,329	9,154,661
Pool # BS5231, 2.54%, 5/1/2032	8,400,000	7,580,789
Pool # BS5452, 3.09%, 5/1/2032	9,070,000	8,425,280
Pool # BS5643, 3.62%, 5/1/2032	3,405,618	3,277,606
Pool # AN6149, 3.14%, 7/1/2032	4,075,000	3,803,204
Pool # BS6091, 3.68%, 7/1/2032	2,184,000	2,098,303
Pool # BS6195, 4.12%, 7/1/2032	4,911,000	4,844,314
Pool # BS4203, 2.36%, 8/1/2032	6,000,000	5,301,399
Pool # AN6123, 3.06%, 8/1/2032	800,000	741,815
Pool # BS6301, 3.67%, 8/1/2032	21,407,000	20,483,368
Pool # BS6611, 3.72%, 8/1/2032	8,629,487	8,331,217
Pool # BS6425, 3.88%, 8/1/2032	5,953,042	5,809,176
Pool # BS6269, 4.03%, 8/1/2032	1,756,701	1,723,931
Pool # BS7247, 5.19%, 8/1/2032	4,000,000	4,161,760
Pool # BS6335, 3.75%, 9/1/2032	8,122,763	7,867,497
Pool # BS6331, 3.76%, 9/1/2032	7,700,000	7,424,391
Pool # BS6339, 3.80%, 9/1/2032	11,722,931	11,311,328
Pool # BM6466, 1.33%, 10/1/2032 (a)	10,540,026	8,686,505
Pool # AN6651, 2.94%, 10/1/2032	590,714	546,636
Pool # BS6398, 3.87%, 10/1/2032	1,232,556	1,193,851
Pool # BS6756, 3.89%, 10/1/2032	2,000,000	1,923,392
Pool # BS8968, 4.73%, 10/1/2032	5,050,000	5,131,942
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # BM6492, 1.51%, 11/1/2032 (a)	9,307,529	7,769,388
Pool # BS6995, 4.18%, 11/1/2032	5,080,000	5,015,723
Pool # BS6849, 4.23%, 11/1/2032	3,841,248	3,818,529
Pool # BS7006, 4.79%, 11/1/2032	4,655,000	4,763,795
Pool # BS6994, 4.85%, 11/1/2032	2,000,000	2,058,229
Pool # BS7292, 5.60%, 11/1/2032	2,523,812	2,681,153
Pool # BS7001, 4.36%, 12/1/2032	6,105,000	6,101,067
Pool # BS8052, 4.38%, 12/1/2032	8,383,000	8,341,816
Pool # BS7090, 4.45%, 12/1/2032	6,388,951	6,408,096
Pool # BS7095, 4.80%, 12/1/2032	3,880,935	3,972,290
Pool # BS7318, 4.94%, 12/1/2032	1,447,467	1,493,225
Pool # BS7182, 5.11%, 12/1/2032	6,000,000	6,241,400
Pool # BS7267, 5.18%, 12/1/2032	2,380,000	2,477,271
Pool # BM6552, 1.56%, 1/1/2033 (a)	19,031,055	15,885,873
Pool # BS6474, 3.82%, 1/1/2033	6,284,331	6,046,762
Pool # BZ0743, 5.15%, 1/1/2033	4,000,000	4,148,716
Pool # AD8548, 5.50%, 1/1/2033	114,527	114,903
Pool # AR7484, 3.50%, 2/1/2033	471,626	464,271
Pool # BS8335, 4.62%, 2/1/2033	2,995,000	3,020,394
Pool # BM6599, 1.73%, 3/1/2033 (a)	5,880,327	4,927,614
Pool # BS8334, 4.71%, 3/1/2033	4,907,518	4,973,835
Pool # BS7371, 5.02%, 3/1/2033	1,008,989	1,039,964
Pool # BS8288, 4.39%, 4/1/2033	4,484,000	4,480,494
Pool # BS8223, 4.50%, 4/1/2033	4,030,000	4,044,431
Pool # BS8256, 4.53%, 4/1/2033	6,583,000	6,580,945
Pool # BS8147, 4.72%, 4/1/2033	3,649,608	3,687,312
Pool # BS2088, 2.02%, 5/1/2033	5,984,585	5,104,841
Pool # BS8185, 4.17%, 5/1/2033	5,000,000	4,914,704
Pool # BS8238, 4.19%, 5/1/2033	1,703,985	1,676,185
Pool # BS8213, 4.22%, 5/1/2033	9,799,175	9,686,674
Pool # BS8203, 4.24%, 5/1/2033	3,150,000	3,109,291
Pool # BS8284, 4.43%, 5/1/2033	10,005,000	9,990,523
Pool # BS8152, 4.55%, 5/1/2033	1,987,000	1,997,832
Pool # AT7117, 3.50%, 6/1/2033	514,354	503,973
Pool # BS8280, 4.30%, 6/1/2033	4,500,000	4,449,638
Pool # BS8703, 4.48%, 6/1/2033	5,000,000	5,000,107
Pool # BS8204, 4.67%, 6/1/2033	7,296,000	7,418,234
Pool # BS2389, 1.86%, 7/1/2033	18,000,000	14,849,255
Pool # AN9700, 3.67%, 7/1/2033	3,500,000	3,340,310
Pool # BS8883, 4.58%, 7/1/2033	4,095,000	4,095,541
Pool # BS9189, 4.34%, 8/1/2033	6,760,000	6,691,211
Pool # BS2933, 1.82%, 9/1/2033	9,632,000	7,924,718
Pool # BS2496, 1.88%, 9/1/2033	5,000,000	4,149,111
Pool # BS9351, 4.70%, 9/1/2033	4,102,711	4,138,310
Pool # 754922, 5.50%, 9/1/2033	18,995	19,479
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	7

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BS3445, 1.88%, 10/1/2033	9,232,467	7,779,339
Pool # BL0466, 3.69%, 10/1/2033	3,000,000	2,854,573
Pool # 109738, 3.78%, 10/1/2033	4,825,000	4,624,270
Pool # BS3315, 1.82%, 11/1/2033	23,000,000	18,846,682
Pool # 762520, 4.00%, 11/1/2033	82,696	81,468
Pool # BS4163, 2.04%, 1/1/2034	9,239,701	7,824,711
Pool # BS4484, 2.16%, 1/1/2034	5,464,764	4,664,044
Pool # BS4911, 2.49%, 4/1/2034	3,741,418	3,245,380
Pool # BS4985, 2.61%, 4/1/2034	5,200,000	4,524,551
Pool # BS5184, 2.67%, 4/1/2034	3,288,000	2,858,867
Pool # BS5237, 2.86%, 4/1/2034	8,960,349	7,903,713
Pool # BS7836, 4.75%, 4/1/2034	3,373,000	3,404,408
Pool # BZ0565, 5.04%, 5/1/2034	684,000	702,563
Pool # AM6492, 3.76%, 8/1/2034	1,583,229	1,516,681
Pool # BS8440, 4.39%, 8/1/2034	6,309,648	6,204,884
Pool # BS5314, 3.29%, 9/1/2034	5,401,000	4,862,176
Pool # BS6427, 3.75%, 9/1/2034	9,130,000	8,575,868
Pool # BS7816, 4.45%, 9/1/2034	3,698,000	3,649,212
Pool # BS8685, 4.72%, 2/1/2035	5,235,818	5,254,022
Pool # BS8567, 4.47%, 5/1/2035	2,518,295	2,500,016
Pool # AM9188, 3.12%, 6/1/2035	1,994,778	1,790,502
Pool # BS5018, 2.88%, 10/1/2035	4,358,000	3,700,026
Pool # 847108, 6.50%, 10/1/2035	44,857	45,934
Pool # BZ4027, 5.33%, 11/1/2035	3,150,000	3,277,730
Pool # 881628, 5.00%, 1/1/2036	6,186	6,207
Pool # 256128, 6.00%, 2/1/2036	5,776	5,977
Pool # BS7254, 5.42%, 3/1/2036	1,928,427	2,005,112
Pool # BZ0417, 5.20%, 10/1/2036	5,240,312	5,369,189
Pool # BS4039, 2.37%, 12/1/2036	10,000,000	7,931,915
Pool # BS4040, 2.37%, 12/1/2036	11,965,000	9,445,609
Pool # 256651, 6.00%, 3/1/2037	12,110	12,582
Pool # 888408, 6.00%, 3/1/2037	24,259	24,615
Pool # 888373, 7.00%, 3/1/2037	28,023	28,866
Pool # 888796, 6.00%, 9/1/2037	76,814	78,388
Pool # 888698, 7.00%, 10/1/2037	38,257	40,113
Pool # AN7345, 3.21%, 11/1/2037	7,626,135	6,764,020
Pool # AN0304, 3.44%, 11/1/2037	1,396,348	1,308,438
Pool # BS6588, 4.18%, 4/1/2038	2,096,000	1,932,341
Pool # 257172, 5.50%, 4/1/2038	13,442	13,607
Pool # AD0810, 6.00%, 11/1/2039	80	77
Pool # AB1830, 3.50%, 11/1/2040	71,532	66,613
Pool # AL2606, 4.00%, 3/1/2042	108,383	102,524
Pool # AO6757, 4.00%, 6/1/2042	712,080	697,164
Pool # AO7225, 4.00%, 7/1/2042	520,019	501,516
Pool # AO9352, 4.00%, 7/1/2042	364,336	351,824
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # AO9353, 4.00%, 7/1/2042	462,984	446,354
Pool # AP0838, 4.00%, 7/1/2042	2,652,002	2,557,628
Pool # MA1125, 4.00%, 7/1/2042	173,656	167,478
Pool # MA1177, 3.50%, 9/1/2042	259,093	242,998
Pool # MA1178, 4.00%, 9/1/2042	516,804	498,419
Pool # MA1213, 3.50%, 10/1/2042	1,263,888	1,185,375
Pool # AR1397, 3.00%, 1/1/2043	640,020	580,188
Pool # AB8517, 3.00%, 2/1/2043	273,333	247,777
Pool # MA1373, 3.50%, 3/1/2043	1,410,119	1,322,511
Pool # MA1437, 3.50%, 5/1/2043	395,409	370,597
Pool # MA1442, 4.00%, 5/1/2043	931,311	898,172
Pool # MA1463, 3.50%, 6/1/2043	679,670	637,017
Pool # MA1552, 3.00%, 8/1/2043	488,931	443,245
Pool # MA1582, 3.50%, 9/1/2043	90,860	85,158
Pool # MA2434, 3.50%, 9/1/2045	567,709	524,332
Pool # MA2493, 3.50%, 12/1/2045	105,884	97,796
Pool # BC1157, 3.50%, 1/1/2046	264,188	244,037
Pool # MA2545, 3.50%, 2/1/2046	152,616	140,958
Pool # AS6970, 3.50%, 4/1/2046	1,019,786	941,868
Pool # BC8400, 3.50%, 5/1/2046	325,968	301,060
Pool # AS7424, 3.50%, 6/1/2046	764,874	706,438
Pool # MA2658, 3.50%, 6/1/2046	2,857,164	2,638,909
Pool # BF0491, 3.50%, 12/1/2054	12,529,534	11,601,836
Pool # BF0557, 2.50%, 12/1/2055	5,653,220	4,737,381
Pool # BF0125, 4.00%, 7/1/2056 (b)	8,905,471	8,285,261
Pool # BF0141, 5.50%, 9/1/2056	6,607,225	6,808,939
Pool # BF0230, 5.50%, 1/1/2058	5,682,587	5,893,586
Pool # BF0271, 5.50%, 5/1/2058	6,062,041	6,193,822
Pool # BF0300, 4.00%, 8/1/2058	15,144,624	14,249,472
Pool # BF0340, 5.00%, 1/1/2059	5,996,884	5,974,599
Pool # BM7404, 4.00%, 8/1/2059	11,222,291	10,425,802
Pool # BF0464, 3.50%, 3/1/2060	4,213,935	3,776,895
Pool # BF0507, 3.00%, 9/1/2060	2,643,869	2,278,065
Pool # BM7075, 3.00%, 3/1/2061	3,533,240	3,044,240
Pool # BF0560, 2.50%, 9/1/2061	8,793,287	6,988,864
Pool # BF0562, 3.50%, 9/1/2061	7,226,065	6,412,645
Pool # BF0577, 2.50%, 12/1/2061	4,274,109	3,517,664
Pool # BF0582, 4.00%, 12/1/2061	9,235,045	8,693,492
Pool # BF0583, 4.00%, 12/1/2061	3,743,936	3,468,842
Pool # BF0586, 5.00%, 12/1/2061	2,803,105	2,778,026
Pool # BF0617, 2.50%, 3/1/2062	10,825,593	8,604,125
Pool # BF0604, 3.50%, 3/1/2062	3,299,629	2,928,186
Pool # BF0674, 2.50%, 4/1/2062	12,176,218	9,677,422
Pool # BF0673, 2.50%, 6/1/2062	24,980,153	19,853,861
Pool # BF0654, 3.00%, 6/1/2062	6,544,830	5,533,642
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BF0655, 3.50%, 6/1/2062	6,612,891	5,868,499
Pool # BF0694, 2.50%, 12/1/2062	7,702,388	6,392,498
Pool # BF0701, 3.50%, 12/1/2062	9,278,288	8,233,699
Pool # BF0732, 2.50%, 6/1/2063	7,285,342	5,941,580
Pool # BF0733, 3.00%, 6/1/2063	14,184,885	11,993,160
Pool # BF0767, 4.00%, 9/1/2063	8,713,671	8,073,358
Pool # BF0802, 2.50%, 4/1/2064	15,129,509	12,338,924
Pool # BF0804, 3.00%, 4/1/2064	6,167,643	5,283,454
Pool # BF0809, 4.00%, 4/1/2064	3,286,500	3,061,279
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 5.00%, 9/25/2055 (b)	51,485,000	50,770,774
GNMA I, 30 Year
Pool # 441957, 6.38%, 8/15/2026	3,393	3,417
Pool # 780653, 6.50%, 10/15/2027	17,121	17,236
Pool # 450038, 7.50%, 7/15/2028	2,147	2,161
Pool # 486537, 7.50%, 9/15/2028	742	746
Pool # 486631, 6.50%, 10/15/2028	292	301
Pool # 556255, 6.50%, 10/15/2031	22,210	22,758
Pool # 569568, 6.50%, 1/15/2032	67,665	69,910
Pool # 611453, 7.00%, 4/15/2032	6,040	6,093
Pool # 569423, 7.00%, 5/15/2032	17,967	18,494
Pool # 591882, 6.50%, 7/15/2032	11,840	12,232
Pool # 552665, 7.00%, 7/15/2032	11,904	11,984
Pool # 782032, 7.00%, 10/15/2032	30,564	31,798
Pool # 591420, 7.50%, 1/15/2033	13,132	13,253
Pool # 607645, 6.50%, 2/15/2033	10,180	10,498
Pool # 604168, 6.50%, 4/15/2033	6,105	6,213
Pool # 781614, 7.00%, 6/15/2033	16,167	17,036
Pool # 638733, 7.00%, 3/15/2037	31,939	33,733
Pool # 759537, 3.49%, 1/15/2041	819,338	783,176
Pool # 759561, 3.49%, 1/15/2041	135,452	129,447
Pool # 759374, 3.49%, 2/15/2041	791,024	756,537
Pool # 762703, 3.49%, 2/15/2041	267,969	256,172
Pool # 762954, 2.99%, 3/15/2041	180,901	171,245
Pool # 763239, 2.99%, 3/15/2041	96,473	92,630
Pool # 762751, 3.49%, 3/15/2041	1,091,197	1,042,939
Pool # 762953, 3.49%, 3/15/2041	610,980	583,958
Pool # 762973, 3.49%, 3/15/2041	94,467	90,085
Pool # 763140, 3.13%, 4/15/2041	105,581	101,416
Pool # 763021, 3.49%, 4/15/2041	126,836	120,434
Pool # 763180, 3.49%, 4/15/2041	56,976	54,138
Pool # 380437, 3.13%, 5/15/2041	96,514	93,382
Pool # 770881, 3.13%, 5/15/2041	103,530	99,605
Pool # 763366, 3.49%, 5/15/2041	50,805	48,397
Pool # 770909, 2.99%, 6/15/2041	235,712	225,381
Pool # 380436, 3.38%, 6/15/2041	281,503	270,983
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # 770754, 3.38%, 6/15/2041	303,926	293,855
Pool # AT7652, 4.00%, 8/15/2046	862,916	816,349
Pool # 784450, 4.00%, 2/15/2048	3,510,031	3,322,793
Pool # BI6468, 5.00%, 12/15/2048	2,051,654	2,041,078
Pool # BM1750, 5.00%, 4/15/2049	1,420,855	1,413,750
Pool # BM4206, 5.00%, 4/15/2049	1,173,875	1,174,343
Pool # BM4207, 5.00%, 4/15/2049	672,825	671,536
Pool # BM4208, 5.00%, 4/15/2049	2,789,479	2,787,527
Pool # BM1957, 5.00%, 5/15/2049	1,617,105	1,609,019
Pool # BN4051, 5.00%, 6/15/2049	2,439,800	2,440,773
Pool # BN4052, 5.00%, 6/15/2049	2,375,788	2,371,237
Pool # BN4053, 5.00%, 6/15/2049	3,498,589	3,508,885
Pool # BM9691, 4.50%, 7/15/2049	2,335,397	2,272,176
Pool # BM2141, 5.00%, 7/15/2049	1,152,595	1,163,017
Pool # BM2163, 5.00%, 7/15/2049	2,262,184	2,285,512
Pool # BM2281, 5.00%, 7/15/2049	2,379,932	2,358,852
Pool # BM2305, 5.00%, 8/15/2049	1,429,901	1,437,009
Pool # BV2390, 3.50%, 7/15/2050	1,084,558	1,029,935
Pool # BW7021, 3.50%, 8/15/2050	3,021,926	2,869,726
Pool # BW7044, 3.50%, 9/15/2050	2,793,078	2,652,402
Pool # BW7064, 3.50%, 10/15/2050	1,279,522	1,215,077
Pool # BY7857, 3.50%, 11/15/2050	913,807	867,781
Pool # BY7874, 3.50%, 12/15/2050	694,028	659,072
Pool # CA3251, 3.50%, 12/15/2050	1,101,129	1,046,354
Pool # BY7887, 3.50%, 1/15/2051	2,133,903	2,026,423
Pool # CA3320, 3.50%, 1/15/2051	1,492,911	1,418,645
Pool # CA3304, 3.50%, 2/15/2051	1,086,761	1,032,699
Pool # CE2513, 3.50%, 5/15/2051	1,100,084	1,005,618
Pool # CO1898, 5.50%, 7/15/2052	4,458,626	4,706,387
Pool # CO1926, 5.00%, 10/15/2052	4,050,012	4,194,145
Pool # CR2385, 5.50%, 4/15/2053	3,538,507	3,735,245
Pool # CU0301, 6.50%, 5/15/2053	9,759,817	10,131,071
GNMA I, Other Pool # BX7719, 1.97%, 9/15/2041	2,655,110	2,149,381
GNMA II
Pool # CG8187, ARM, 5.58%, 8/20/2071 (a)	9,097,017	9,450,032
Pool # CH2658, ARM, 5.62%, 9/20/2071 (a)	4,993,971	5,190,662
Pool # CH4939, ARM, 5.56%, 10/20/2071 (a)	3,400,396	3,524,498
Pool # CJ6767, ARM, 5.47%, 11/20/2071 (a)	9,076,741	9,396,607
Pool # CJ7141, ARM, 5.57%, 11/20/2071 (a)	4,203,441	4,364,289
Pool # CJ9640, ARM, 5.65%, 11/20/2071 (a)	10,077,806	10,487,771
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	9

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # CE5557, ARM, 5.73%, 11/20/2071 (a)	10,658,256	11,138,430
Pool # CK2767, ARM, 5.75%, 12/20/2071 (a)	9,232,597	9,661,371
Pool # CJ7149, ARM, 5.80%, 12/20/2071 (a)	5,937,772	6,218,998
GNMA II, 30 Year
Pool # 2234, 8.00%, 6/20/2026	80	80
Pool # 2270, 8.00%, 8/20/2026	89	90
Pool # 2324, 8.00%, 11/20/2026	45	45
Pool # 2499, 8.00%, 10/20/2027	560	569
Pool # 2549, 7.50%, 2/20/2028	158	159
Pool # 2646, 7.50%, 9/20/2028	681	696
Pool # 737076, 6.50%, 10/20/2033	69,446	70,929
Pool # 616732, 6.50%, 9/20/2034	4,222	4,214
Pool # 748766, 6.50%, 1/20/2039	30,820	31,962
Pool # 752496, 6.50%, 1/20/2039	53,870	56,508
Pool # 783389, 6.00%, 8/20/2039	278,058	294,343
Pool # 783444, 5.50%, 9/20/2039	63,944	65,737
Pool # 742853, 3.88%, 4/20/2040	938,647	873,919
Pool # 742810, 3.88%, 6/20/2040	880,526	820,600
Pool # 742801, 3.88%, 8/20/2040	320,243	298,445
Pool # 742876, 3.25%, 11/20/2040	783,203	708,434
Pool # 742878, 3.88%, 11/20/2040	3,436,625	3,200,587
Pool # BZ8504, 2.50%, 12/20/2040	794,855	721,443
Pool # 742883, 3.25%, 2/20/2041	1,617,945	1,489,497
Pool # 742885, 3.75%, 2/20/2041	80,816	75,249
Pool # 742884, 3.88%, 2/20/2041	1,517,040	1,413,766
Pool # 751810, 3.50%, 3/20/2041	577,753	528,561
Pool # BZ1781, 4.50%, 5/20/2041	490,509	479,234
Pool # BZ1778, 4.00%, 10/20/2041	418,193	399,078
Pool # BZ1774, 3.50%, 12/20/2041	1,013,420	925,978
Pool # BZ1664, 4.00%, 12/20/2042	655,893	625,904
Pool # BZ1780, 4.50%, 10/20/2043	653,654	637,011
Pool # AE8053, 4.00%, 12/20/2043	377,831	358,361
Pool # BZ1770, 3.00%, 6/20/2044	1,667,856	1,477,562
Pool # BZ1661, 3.50%, 8/20/2044	712,074	651,657
Pool # BZ1773, 3.50%, 9/20/2044	1,988,461	1,825,337
Pool # AJ9020, 4.50%, 10/20/2044	127,130	122,751
Pool # 783967, 4.25%, 12/20/2044	1,352,625	1,271,034
Pool # BZ1777, 4.00%, 3/20/2045	349,657	331,940
Pool # BY6444, 2.50%, 11/20/2045	442,506	375,861
Pool # BZ8502, 2.50%, 12/20/2045	1,394,454	1,185,351
Pool # BZ8503, 2.50%, 12/20/2045	817,669	693,771
Pool # AK8803, 4.00%, 3/20/2046	770,224	722,128
Pool # BZ1663, 4.00%, 7/20/2046	1,131,402	1,071,822
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # AS8110, 3.75%, 8/20/2046	1,729,415	1,607,011
Pool # AY2378, 3.25%, 2/20/2047	255,107	231,812
Pool # AY2381, 4.25%, 7/20/2047	830,589	790,717
Pool # BZ1769, 3.00%, 8/20/2047	1,513,317	1,340,508
Pool # BZ1654, 3.00%, 9/20/2047	659,248	586,416
Pool # AY2388, 4.25%, 9/20/2047	2,838,445	2,702,186
Pool # BD3185, 4.00%, 10/20/2047	7,927,999	7,423,008
Pool # BZ1660, 3.50%, 11/20/2047	1,211,214	1,110,289
Pool # BZ1772, 3.50%, 11/20/2047	3,407,394	3,102,445
Pool # BZ1776, 4.00%, 11/20/2047	1,483,550	1,390,958
Pool # AY2392, 4.25%, 11/20/2047	3,214,982	3,056,677
Pool # BE4662, 4.00%, 12/20/2047	10,725,764	10,184,787
Pool # BB8795, 4.00%, 1/20/2048	2,126,364	1,984,331
Pool # AY2395, 4.25%, 1/20/2048	2,006,548	1,911,439
Pool # AY2404, 4.25%, 5/20/2048	3,015,365	2,870,564
Pool # BG6360, 5.00%, 5/20/2048	1,867,076	1,903,397
Pool # BF2645, 5.50%, 5/20/2048	317,514	323,143
Pool # AY2405, 4.25%, 6/20/2048	3,757,459	3,579,339
Pool # BD0531, 5.00%, 6/20/2048	505,662	507,020
Pool # BD0532, 5.00%, 6/20/2048	490,198	486,009
Pool # BF2971, 5.00%, 6/20/2048	833,522	832,046
Pool # AY2407, 4.25%, 7/20/2048	1,559,973	1,485,061
Pool # AY2408, 4.50%, 7/20/2048	786,835	762,396
Pool # BG7397, 4.50%, 7/20/2048	746,391	728,332
Pool # BF3017, 5.00%, 7/20/2048	804,668	807,434
Pool # AY2409, 4.25%, 8/20/2048	1,379,505	1,311,556
Pool # AY2410, 4.50%, 8/20/2048	785,350	760,956
Pool # BD0550, 5.00%, 8/20/2048	647,257	647,834
Pool # BG7389, 5.00%, 8/20/2048	866,640	867,881
Pool # BG7391, 5.00%, 8/20/2048	652,814	658,635
Pool # AY2412, 4.50%, 9/20/2048	3,845,517	3,726,076
Pool # 784626, 4.50%, 10/20/2048	447,946	434,579
Pool # BI4488, 4.50%, 11/20/2048	779,641	756,628
Pool # BK2585, 5.00%, 11/20/2048	335,016	338,290
Pool # BK2586, 5.00%, 11/20/2048	397,866	399,614
Pool # BI6431, 4.50%, 12/20/2048	1,045,750	1,024,471
Pool # BI6669, 4.50%, 12/20/2048	944,181	928,182
Pool # BH3133, 5.00%, 12/20/2048	1,772,590	1,763,556
Pool # BJ7083, 5.00%, 12/20/2048	142,928	143,018
Pool # BJ7084, 5.00%, 12/20/2048	884,271	893,313
Pool # BK7169, 5.00%, 12/20/2048	687,416	689,372
Pool # BJ1334, 5.00%, 1/20/2049	1,592,340	1,584,067
Pool # BJ9641, 5.00%, 1/20/2049	1,012,621	1,034,299
Pool # BJ9642, 5.00%, 1/20/2049	908,140	929,148
Pool # BJ9824, 4.50%, 2/20/2049	1,864,053	1,806,176
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BJ9825, 4.50%, 2/20/2049	806,220	781,186
Pool # BK7188, 4.50%, 2/20/2049	941,944	918,280
Pool # BJ9630, 5.00%, 2/20/2049	307,305	306,700
Pool # BJ9633, 5.00%, 2/20/2049	499,445	500,161
Pool # BK7189, 5.00%, 2/20/2049	1,028,186	1,035,188
Pool # BK7198, 4.50%, 3/20/2049	713,884	688,637
Pool # BL6765, 5.50%, 5/20/2049	1,265,621	1,294,152
Pool # BN0907, 4.50%, 6/20/2049	915,142	886,728
Pool # BN1498, 5.00%, 6/20/2049	1,147,896	1,147,610
Pool # BN1499, 5.00%, 6/20/2049	1,802,680	1,798,906
Pool # BN1500, 5.50%, 6/20/2049	671,427	683,285
Pool # BN2627, 4.00%, 7/20/2049	1,743,720	1,635,863
Pool # BN2628, 4.00%, 7/20/2049	1,833,338	1,718,805
Pool # BO0521, 4.00%, 7/20/2049	316,492	299,260
Pool # BM9692, 4.50%, 7/20/2049	556,361	537,568
Pool # BN0879, 5.00%, 7/20/2049	312,627	314,192
Pool # BO3160, 5.00%, 7/20/2049	671,068	680,783
Pool # BP4237, 5.00%, 7/20/2049	684,811	692,803
Pool # BP4238, 5.00%, 7/20/2049	220,749	224,357
Pool # BP4240, 5.00%, 7/20/2049	646,386	661,750
Pool # BP4241, 5.00%, 7/20/2049	819,269	839,987
Pool # BP4242, 5.00%, 7/20/2049	322,323	333,037
Pool # BL9354, 4.00%, 8/20/2049	1,180,554	1,106,141
Pool # BM2327, 4.00%, 8/20/2049	525,291	484,775
Pool # BM2418, 4.00%, 8/20/2049	1,018,356	968,559
Pool # BN0884, 4.00%, 8/20/2049	308,741	289,649
Pool # BN0889, 4.50%, 8/20/2049	209,739	203,226
Pool # BN7048, 4.50%, 8/20/2049	2,113,797	2,047,838
Pool # BN7049, 4.50%, 8/20/2049	3,080,182	3,006,380
Pool # BN0890, 5.00%, 8/20/2049	257,769	260,139
Pool # BN0891, 5.00%, 8/20/2049	345,446	347,176
Pool # BN0893, 5.00%, 8/20/2049	370,284	372,137
Pool # BO3257, 5.00%, 8/20/2049	571,601	578,336
Pool # BP4290, 5.00%, 8/20/2049	539,145	539,917
Pool # BP4291, 5.00%, 8/20/2049	455,895	456,548
Pool # BP4292, 5.00%, 8/20/2049	1,433,955	1,442,174
Pool # BP4293, 5.00%, 8/20/2049	1,335,329	1,345,439
Pool # BP4294, 5.00%, 8/20/2049	646,938	656,956
Pool # BN0896, 4.00%, 9/20/2049	1,164,958	1,090,756
Pool # BI0930, 4.50%, 9/20/2049	1,596,447	1,599,041
Pool # BM9714, 4.50%, 9/20/2049	120,899	119,642
Pool # 784810, 5.00%, 9/20/2049	3,016,637	2,990,853
Pool # AC2995, 5.00%, 9/20/2049	1,797,810	1,837,313
Pool # BP2853, 5.00%, 9/20/2049	854,915	859,195
Pool # BP8644, 5.00%, 9/20/2049	1,019,718	1,024,822
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # BP8645, 5.00%, 9/20/2049	519,568	522,169
Pool # BQ3138, 4.00%, 10/20/2049	791,511	742,064
Pool # AC2994, 4.50%, 10/20/2049	476,385	470,097
Pool # BQ9513, 3.50%, 11/20/2049	1,005,258	926,068
Pool # BQ3791, 4.00%, 11/20/2049	1,176,443	1,097,861
Pool # BR2638, 4.00%, 11/20/2049	270,337	253,615
Pool # 784847, 4.50%, 11/20/2049	2,969,571	2,860,886
Pool # BP2896, 4.50%, 11/20/2049	1,262,882	1,229,117
Pool # BP7772, 4.50%, 11/20/2049	320,417	317,975
Pool # BP8665, 4.50%, 11/20/2049	490,133	474,915
Pool # BP8666, 4.50%, 11/20/2049	1,168,986	1,132,688
Pool # BP8667, 5.00%, 11/20/2049	588,839	591,787
Pool # BP8668, 5.00%, 11/20/2049	351,589	353,349
Pool # BR1542, 5.00%, 11/20/2049	767,869	766,006
Pool # BP8669, 5.50%, 11/20/2049	230,918	235,398
Pool # BP7668, 3.50%, 12/20/2049	5,111,770	4,724,880
Pool # BP7795, 3.50%, 12/20/2049	1,538,379	1,418,202
Pool # BP8670, 3.50%, 12/20/2049	653,997	600,665
Pool # BL9372, 4.00%, 12/20/2049	588,873	550,088
Pool # BP5516, 4.00%, 12/20/2049	600,288	572,222
Pool # BP8672, 4.00%, 12/20/2049	553,465	519,571
Pool # BP8673, 4.00%, 12/20/2049	733,108	687,768
Pool # BP8674, 4.00%, 12/20/2049	926,481	868,033
Pool # BQ3790, 4.00%, 12/20/2049	3,402,512	3,154,245
Pool # BJ9866, 4.50%, 12/20/2049	2,306,672	2,235,042
Pool # BL9374, 4.50%, 12/20/2049	136,502	135,735
Pool # BP8676, 4.50%, 12/20/2049	508,535	492,745
Pool # BP8677, 4.50%, 12/20/2049	1,429,512	1,385,125
Pool # BP8678, 5.00%, 12/20/2049	954,244	959,021
Pool # BP8679, 5.50%, 12/20/2049	745,909	758,594
Pool # BP8021, 3.50%, 1/20/2050	1,565,086	1,470,624
Pool # BP8681, 3.50%, 1/20/2050	1,186,570	1,080,324
Pool # BL9379, 4.00%, 1/20/2050	2,178,251	2,032,829
Pool # BP8682, 4.00%, 1/20/2050	1,029,599	966,585
Pool # BP8683, 4.00%, 1/20/2050	861,582	808,313
Pool # BT0281, 4.00%, 1/20/2050	2,881,362	2,783,174
Pool # BP8688, 4.50%, 1/20/2050	1,874,872	1,816,675
Pool # BR0539, 4.50%, 1/20/2050	1,808,503	1,760,165
Pool # BP8020, 3.50%, 2/20/2050	689,956	648,185
Pool # BP8022, 3.50%, 2/20/2050	1,290,367	1,205,475
Pool # BQ1338, 4.00%, 2/20/2050	2,554,215	2,383,697
Pool # BQ7054, 4.00%, 2/20/2050	1,961,838	1,839,318
Pool # BQ7057, 4.25%, 2/20/2050	812,680	764,351
Pool # BS8384, 5.00%, 2/20/2050	1,092,495	1,102,505
Pool # BS8400, 3.00%, 3/20/2050	4,202,853	3,722,606
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	11

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BT0397, 3.00%, 3/20/2050	518,265	459,044
Pool # BQ4110, 3.50%, 3/20/2050	4,487,350	4,246,168
Pool # BS5879, 3.50%, 3/20/2050	942,232	864,832
Pool # BS8411, 3.50%, 3/20/2050	2,686,470	2,459,156
Pool # BT0399, 3.50%, 3/20/2050	953,218	867,850
Pool # BT3628, 3.50%, 3/20/2050	1,677,473	1,596,426
Pool # BT3629, 3.50%, 3/20/2050	716,535	678,022
Pool # BT8043, 3.50%, 3/20/2050	1,214,687	1,124,056
Pool # BT8044, 3.50%, 3/20/2050	2,631,923	2,428,683
Pool # BT8045, 3.50%, 3/20/2050	3,388,690	3,112,419
Pool # BT8046, 3.50%, 3/20/2050	3,985,634	3,665,221
Pool # BT8047, 3.50%, 3/20/2050	3,018,344	2,824,439
Pool # BT8048, 3.50%, 3/20/2050	3,069,564	2,907,416
Pool # BS5873, 4.00%, 3/20/2050	437,186	408,403
Pool # BS5874, 4.00%, 3/20/2050	2,075,699	1,943,524
Pool # BQ7064, 3.50%, 4/20/2050	581,792	533,643
Pool # BT3736, 3.50%, 4/20/2050	1,590,333	1,459,699
Pool # BU3072, 5.00%, 4/20/2050	688,283	703,241
Pool # BQ4098, 3.00%, 5/20/2050	5,732,019	5,084,137
Pool # BR3899, 3.00%, 5/20/2050	752,742	666,730
Pool # BT4019, 3.00%, 5/20/2050	3,248,484	2,877,312
Pool # BQ7069, 3.25%, 5/20/2050	1,584,104	1,422,607
Pool # BQ7083, 3.25%, 5/20/2050	145,233	130,047
Pool # BS7609, 3.50%, 5/20/2050	2,616,368	2,382,080
Pool # BT3843, 3.50%, 5/20/2050	1,545,573	1,433,536
Pool # BV2935, 4.50%, 5/20/2050	563,144	565,447
Pool # BV6609, 4.50%, 5/20/2050	197,505	196,487
Pool # BV6631, 4.50%, 5/20/2050	1,186,287	1,172,219
Pool # BV6670, 4.50%, 5/20/2050	393,215	388,491
Pool # MA6661, 5.50%, 5/20/2050	66,539	68,365
Pool # BT4096, 3.00%, 6/20/2050	4,047,297	3,564,822
Pool # BU7682, 3.00%, 6/20/2050	3,273,261	2,931,597
Pool # BQ7084, 3.25%, 6/20/2050	2,186,848	1,963,886
Pool # BV8680, 3.50%, 6/20/2050	1,331,011	1,222,528
Pool # BV8683, 3.50%, 6/20/2050	840,240	771,224
Pool # BV8684, 3.50%, 6/20/2050	1,338,188	1,227,450
Pool # BV8685, 3.50%, 6/20/2050	1,203,335	1,095,580
Pool # BQ7086, 4.00%, 6/20/2050	2,202,274	2,063,380
Pool # BQ7092, 4.00%, 6/20/2050	1,759,365	1,660,537
Pool # BR3901, 4.00%, 6/20/2050	751,195	701,040
Pool # BT4070, 4.00%, 6/20/2050	491,969	468,634
Pool # BV8688, 4.00%, 6/20/2050	1,240,600	1,161,597
Pool # BQ7087, 4.25%, 6/20/2050	564,651	537,897
Pool # BV2372, 4.50%, 6/20/2050	939,175	914,073
Pool # BV6632, 4.50%, 6/20/2050	2,161,671	2,147,861
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # BQ7088, 5.00%, 6/20/2050	843,361	842,386
Pool # BV8696, 3.00%, 7/20/2050	2,510,092	2,223,300
Pool # BV8711, 3.00%, 7/20/2050	2,707,436	2,398,097
Pool # BV8727, 3.00%, 7/20/2050	1,466,359	1,306,115
Pool # BW0561, 3.00%, 7/20/2050	1,078,904	939,626
Pool # BQ7085, 3.25%, 7/20/2050	3,989,278	3,582,541
Pool # BV8699, 3.50%, 7/20/2050	1,608,185	1,477,113
Pool # BV8700, 3.50%, 7/20/2050	1,306,919	1,189,905
Pool # BV8716, 3.50%, 7/20/2050	1,858,529	1,692,097
Pool # BQ7097, 4.00%, 7/20/2050	2,814,262	2,631,564
Pool # BU7564, 4.00%, 7/20/2050	1,847,742	1,724,375
Pool # BV8702, 4.00%, 7/20/2050	674,015	631,508
Pool # BW5975, 4.00%, 7/20/2050	541,713	505,544
Pool # BW5994, 4.00%, 7/20/2050	723,485	697,271
Pool # BV2395, 4.50%, 7/20/2050	1,103,252	1,080,181
Pool # BV8722, 2.50%, 8/20/2050	2,555,398	2,170,313
Pool # BV8726, 3.00%, 8/20/2050	636,231	563,547
Pool # BX4922, 3.00%, 8/20/2050	164,859	146,084
Pool # BX4923, 3.00%, 8/20/2050	2,098,681	1,858,921
Pool # BW1746, 3.25%, 8/20/2050	3,338,441	2,998,070
Pool # BR3911, 3.50%, 8/20/2050	3,421,710	3,115,284
Pool # BV2402, 3.50%, 8/20/2050	4,573,229	4,163,694
Pool # BX4927, 3.50%, 8/20/2050	542,522	497,082
Pool # BX4928, 3.50%, 8/20/2050	1,613,123	1,468,690
Pool # BX4939, 3.50%, 8/20/2050	2,271,200	2,084,639
Pool # BW1747, 4.00%, 8/20/2050	616,378	576,365
Pool # BW7383, 4.00%, 8/20/2050	3,053,519	2,887,877
Pool # BX6092, 4.00%, 8/20/2050	2,201,620	2,082,188
Pool # BX6093, 4.00%, 8/20/2050	4,926,951	4,616,239
Pool # BW0559, 4.50%, 8/20/2050	726,254	700,630
Pool # BW7033, 4.50%, 8/20/2050	306,562	298,368
Pool # BZ1653, 3.00%, 9/20/2050	297,580	263,977
Pool # BW1757, 3.25%, 9/20/2050	3,364,755	3,021,709
Pool # BR3917, 3.50%, 9/20/2050	6,732,289	6,129,381
Pool # BU7559, 3.50%, 9/20/2050	4,683,694	4,264,223
Pool # BW1718, 3.50%, 9/20/2050	2,947,013	2,701,279
Pool # BW1758, 3.50%, 9/20/2050	1,793,139	1,644,722
Pool # BX4956, 3.50%, 9/20/2050	1,928,405	1,765,397
Pool # BY3407, 3.50%, 9/20/2050	2,652,721	2,436,459
Pool # BY3408, 3.50%, 9/20/2050	1,041,342	955,802
Pool # BY3432, 3.50%, 9/20/2050	2,703,819	2,461,690
Pool # BR3918, 4.00%, 9/20/2050	523,591	488,636
Pool # BW1759, 4.00%, 9/20/2050	1,300,368	1,217,550
Pool # BX3717, 4.00%, 9/20/2050	584,260	547,989
Pool # BX3718, 4.00%, 9/20/2050	628,523	589,320
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BW7043, 4.50%, 9/20/2050	1,072,888	1,044,209
Pool # BW1760, 4.75%, 9/20/2050	973,881	956,702
Pool # BX4971, 2.50%, 10/20/2050	1,212,772	1,030,737
Pool # BY6410, 2.50%, 10/20/2050	893,159	758,537
Pool # BW1771, 3.00%, 10/20/2050	1,384,603	1,226,373
Pool # BW1772, 3.25%, 10/20/2050	1,445,809	1,298,391
Pool # BU7550, 3.50%, 10/20/2050	5,752,891	5,237,675
Pool # BW1773, 3.50%, 10/20/2050	1,193,569	1,095,511
Pool # BY6416, 3.50%, 10/20/2050	1,468,035	1,348,358
Pool # BZ1658, 3.50%, 10/20/2050	598,543	549,750
Pool # BY6421, 4.00%, 10/20/2050	783,253	730,956
Pool # BZ1662, 4.00%, 10/20/2050	741,526	693,860
Pool # BW1774, 4.25%, 10/20/2050	996,490	947,437
Pool # BY6440, 2.50%, 11/20/2050	1,769,771	1,504,182
Pool # BY6441, 2.50%, 11/20/2050	1,698,037	1,440,591
Pool # BY6443, 2.50%, 11/20/2050	1,604,690	1,358,168
Pool # BY6445, 2.50%, 11/20/2050	1,966,295	1,669,947
Pool # BY6447, 3.00%, 11/20/2050	2,705,682	2,399,937
Pool # BZ2574, 3.00%, 11/20/2050	752,427	666,438
Pool # BZ3559, 3.00%, 11/20/2050	715,692	633,903
Pool # BZ2575, 3.25%, 11/20/2050	2,570,616	2,308,510
Pool # BY6453, 3.50%, 11/20/2050	742,465	680,561
Pool # BY6454, 3.50%, 11/20/2050	1,604,863	1,469,810
Pool # BY6455, 3.50%, 11/20/2050	1,259,876	1,157,173
Pool # BY6456, 3.50%, 11/20/2050	636,136	589,848
Pool # BZ1771, 3.50%, 11/20/2050	1,567,429	1,427,084
Pool # BZ3527, 3.50%, 11/20/2050	4,160,334	3,813,450
Pool # BZ3560, 3.50%, 11/20/2050	829,862	755,543
Pool # BY5559, 4.00%, 11/20/2050	3,326,932	3,104,779
Pool # BY6457, 4.00%, 11/20/2050	521,837	491,592
Pool # BY6458, 4.00%, 11/20/2050	488,179	457,933
Pool # BZ2576, 4.00%, 11/20/2050	2,475,472	2,315,916
Pool # BY7851, 4.50%, 11/20/2050	1,397,665	1,360,304
Pool # BZ1779, 4.50%, 11/20/2050	726,991	703,977
Pool # BS8546, 2.50%, 12/20/2050	4,659,277	3,934,028
Pool # BZ8499, 2.50%, 12/20/2050	1,604,356	1,367,045
Pool # BZ8500, 2.50%, 12/20/2050	1,657,772	1,411,010
Pool # BZ8501, 2.50%, 12/20/2050	1,925,836	1,636,779
Pool # BZ8505, 2.50%, 12/20/2050	986,199	836,689
Pool # BZ8507, 2.50%, 12/20/2050	2,471,053	2,098,592
Pool # BZ2590, 3.25%, 12/20/2050	2,135,235	1,917,526
Pool # BZ2591, 3.50%, 12/20/2050	913,393	836,518
Pool # BZ2592, 3.50%, 12/20/2050	1,206,335	1,107,228
Pool # BZ8515, 3.50%, 12/20/2050	1,420,189	1,300,703
Pool # BZ8516, 3.50%, 12/20/2050	583,304	535,756
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # BZ1775, 4.00%, 12/20/2050	1,359,226	1,274,340
Pool # BZ6501, 4.00%, 12/20/2050	3,667,191	3,422,316
Pool # BZ8495, 4.00%, 12/20/2050	1,096,780	1,023,552
Pool # BY7873, 4.50%, 12/20/2050	1,079,018	1,050,175
Pool # CB4508, 5.00%, 12/20/2050	513,983	516,558
Pool # BZ8530, 2.50%, 1/20/2051	944,760	797,738
Pool # CB4502, 3.00%, 1/20/2051	1,159,951	1,027,466
Pool # CB4503, 3.00%, 1/20/2051	1,069,981	947,763
Pool # BZ2606, 3.25%, 1/20/2051	1,735,154	1,558,309
Pool # 785294, 3.50%, 1/20/2051	9,151,086	8,218,126
Pool # BY7890, 3.50%, 1/20/2051	8,665,080	7,888,688
Pool # BZ8541, 3.50%, 1/20/2051	750,926	688,748
Pool # BZ8542, 3.50%, 1/20/2051	437,903	397,684
Pool # CB1505, 3.50%, 1/20/2051	9,879,753	9,032,647
Pool # CB4504, 3.50%, 1/20/2051	1,353,942	1,239,421
Pool # BZ2614, 4.00%, 1/20/2051	501,849	468,362
Pool # BZ8544, 4.00%, 1/20/2051	670,791	630,168
Pool # CB2357, 4.00%, 1/20/2051	1,103,320	1,050,272
Pool # CB4506, 4.00%, 1/20/2051	1,007,472	967,382
Pool # CB1543, 3.00%, 2/20/2051	5,159,599	4,570,254
Pool # CB3225, 3.25%, 2/20/2051	768,826	690,468
Pool # CA9001, 3.50%, 2/20/2051	6,442,074	5,864,846
Pool # CB3226, 3.50%, 2/20/2051	665,987	609,904
Pool # CB4521, 3.50%, 2/20/2051	1,098,067	1,012,905
Pool # CB4522, 3.50%, 2/20/2051	816,270	766,449
Pool # CB4524, 4.00%, 2/20/2051	1,053,885	988,359
Pool # CA8994, 4.50%, 2/20/2051	1,102,761	1,073,333
Pool # CB4433, 3.00%, 3/20/2051	3,062,141	2,667,013
Pool # CB3240, 3.25%, 3/20/2051	910,656	814,604
Pool # CB3242, 3.50%, 3/20/2051	1,667,851	1,524,826
Pool # CB4538, 3.50%, 3/20/2051	979,292	896,461
Pool # CB3253, 3.25%, 4/20/2051	939,004	843,300
Pool # CB3254, 3.50%, 4/20/2051	1,511,069	1,383,827
Pool # CB3255, 3.50%, 4/20/2051	1,493,472	1,367,131
Pool # CB3256, 3.50%, 4/20/2051	2,486,741	2,273,489
Pool # CC9816, 3.00%, 5/20/2051	2,373,724	2,117,282
Pool # CD0432, 3.50%, 5/20/2051	1,556,012	1,424,981
Pool # CD0433, 3.50%, 5/20/2051	1,729,947	1,583,601
Pool # CD0434, 3.50%, 5/20/2051	1,898,663	1,735,843
Pool # CC9825, 2.50%, 6/20/2051	1,542,004	1,310,581
Pool # CC9826, 2.50%, 6/20/2051	1,876,073	1,591,622
Pool # CC9831, 3.00%, 6/20/2051	1,514,854	1,341,866
Pool # CD0442, 3.50%, 6/20/2051	1,582,562	1,449,290
Pool # CD0443, 3.50%, 6/20/2051	1,326,331	1,214,131
Pool # CD0444, 3.50%, 6/20/2051	929,065	849,752
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	13

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # CC9835, 4.00%, 6/20/2051	860,877	809,404
Pool # CC9836, 4.00%, 6/20/2051	731,716	686,838
Pool # CC9837, 4.00%, 6/20/2051	763,453	713,083
Pool # CD0454, 3.50%, 7/20/2051	2,036,380	1,853,898
Pool # CE9918, 3.50%, 7/20/2051	1,767,123	1,617,653
Pool # CE9919, 3.50%, 7/20/2051	856,931	784,115
Pool # CE9920, 3.50%, 7/20/2051	593,104	545,568
Pool # CE9923, 4.00%, 7/20/2051	960,216	898,365
Pool # CE9932, 3.00%, 8/20/2051	1,824,366	1,625,183
Pool # CD0461, 3.50%, 8/20/2051	952,109	871,568
Pool # CE9935, 3.50%, 8/20/2051	888,593	813,444
Pool # CE9936, 3.50%, 8/20/2051	1,208,926	1,106,199
Pool # CE9937, 3.50%, 8/20/2051	600,333	552,943
Pool # CE9939, 4.00%, 8/20/2051	541,901	507,832
Pool # CD0469, 3.50%, 9/20/2051	1,701,095	1,558,106
Pool # CG4129, 3.50%, 9/20/2051	2,358,681	2,158,736
Pool # CG4130, 3.50%, 9/20/2051	2,599,425	2,368,033
Pool # CH0092, 3.50%, 9/20/2051	5,012,692	4,567,475
Pool # 786522, 3.50%, 10/20/2051	17,527,897	15,841,136
Pool # CD0476, 3.50%, 10/20/2051	1,059,455	969,824
Pool # CD0477, 3.50%, 10/20/2051	1,809,278	1,654,115
Pool # CH0834, 3.50%, 10/20/2051	687,477	629,587
Pool # CH0835, 3.50%, 10/20/2051	927,799	849,318
Pool # CH0836, 3.50%, 10/20/2051	1,176,677	1,076,692
Pool # CH0837, 3.50%, 10/20/2051	792,648	724,988
Pool # CH0838, 3.50%, 10/20/2051	907,931	826,570
Pool # CH1339, 3.50%, 10/20/2051	2,705,223	2,532,157
Pool # CH2907, 3.50%, 10/20/2051	3,955,152	3,664,243
Pool # CH0840, 4.00%, 10/20/2051	1,176,195	1,104,054
Pool # CH0841, 4.00%, 10/20/2051	1,193,691	1,115,419
Pool # CH0848, 3.00%, 11/20/2051	1,301,163	1,154,145
Pool # CH0849, 3.00%, 11/20/2051	2,352,332	2,083,681
Pool # CH0850, 3.00%, 11/20/2051	1,568,333	1,389,180
Pool # CH0851, 3.00%, 11/20/2051	1,305,954	1,156,787
Pool # CH0852, 3.00%, 11/20/2051	2,459,949	2,194,151
Pool # CI0076, 3.00%, 11/20/2051	912,083	807,889
Pool # 787205, 3.50%, 11/20/2051	13,506,945	12,369,044
Pool # CI0077, 3.50%, 11/20/2051	841,653	770,772
Pool # CI0078, 3.50%, 11/20/2051	1,685,486	1,540,945
Pool # CI9257, 3.50%, 11/20/2051	3,722,426	3,388,853
Pool # CH0860, 3.00%, 12/20/2051	674,080	598,126
Pool # CH0861, 3.00%, 12/20/2051	2,489,460	2,205,086
Pool # CH0862, 3.00%, 12/20/2051	1,316,377	1,166,020
Pool # CH0864, 3.00%, 12/20/2051	1,222,390	1,082,756
Pool # CH0868, 3.50%, 12/20/2051	1,465,251	1,340,203
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # CH7863, 3.50%, 12/20/2051	2,196,925	2,010,917
Pool # CH0871, 4.00%, 12/20/2051	920,348	862,480
Pool # CI0090, 2.50%, 1/20/2052	1,029,836	876,198
Pool # CI0092, 3.00%, 1/20/2052	1,483,709	1,314,142
Pool # CJ3916, 3.00%, 1/20/2052	8,029,942	7,285,910
Pool # CK4908, 3.00%, 1/20/2052	2,871,868	2,543,697
Pool # CK4909, 3.00%, 1/20/2052	1,913,890	1,695,167
Pool # CK4916, 3.00%, 1/20/2052	3,788,839	3,355,848
Pool # CI0093, 3.50%, 1/20/2052	1,056,943	967,532
Pool # CI0094, 3.50%, 1/20/2052	2,163,548	1,969,659
Pool # CK1583, 3.50%, 1/20/2052	3,291,690	3,013,243
Pool # CK4918, 3.50%, 1/20/2052	1,268,731	1,161,420
Pool # CK7137, 4.00%, 1/20/2052	7,239,565	6,667,413
Pool # CK2667, 3.00%, 2/20/2052	5,190,695	4,597,499
Pool # CM2170, 3.00%, 3/20/2052	8,382,411	7,408,658
Pool # CI0110, 3.50%, 3/20/2052	1,246,273	1,134,594
Pool # CL1777, 3.50%, 3/20/2052	2,573,414	2,365,688
Pool # CL1778, 3.50%, 3/20/2052	1,392,955	1,274,573
Pool # CL1827, 3.50%, 3/20/2052	5,750,838	5,264,358
Pool # CL1828, 3.50%, 3/20/2052	6,445,751	5,895,513
Pool # CL1829, 3.50%, 3/20/2052	3,202,665	2,915,669
Pool # CM1692, 3.50%, 3/20/2052	5,136,167	4,612,991
Pool # CM2218, 3.50%, 3/20/2052	1,765,358	1,616,018
Pool # CM2221, 3.50%, 3/20/2052	4,667,178	4,293,630
Pool # CI0111, 4.00%, 3/20/2052	1,205,766	1,125,172
Pool # 787010, 3.50%, 4/20/2052	18,524,370	17,001,655
Pool # CN3435, 4.50%, 4/20/2052	942,867	911,230
Pool # CN3436, 4.50%, 4/20/2052	5,072,055	4,886,211
Pool # CO4826, 5.00%, 6/20/2052	4,350,671	4,313,467
Pool # CO5339, 5.00%, 6/20/2052	4,162,923	4,131,173
Pool # MA8148, 3.00%, 7/20/2052	7,551,888	6,690,369
Pool # MA8343, 2.50%, 10/20/2052	12,451,284	10,619,914
Pool # MA8423, 2.50%, 11/20/2052	11,050,360	9,427,623
Pool # MA8564, 2.50%, 1/20/2053	41,385,961	35,293,720
Pool # CQ8079, 5.50%, 1/20/2053	1,742,826	1,773,556
Pool # CS4546, 5.00%, 2/20/2053	1,900,938	1,892,887
Pool # CR2499, 5.50%, 2/20/2053	2,816,136	2,851,918
Pool # CS4547, 5.50%, 2/20/2053	801,308	815,436
Pool # MA8720, 2.50%, 3/20/2053	1,146,265	978,397
Pool # MA8721, 3.00%, 3/20/2053	12,431,029	11,036,242
Pool # CS4560, 5.50%, 3/20/2053	2,216,162	2,255,239
Pool # CS4561, 6.00%, 3/20/2053	772,615	797,791
Pool # MA8795, 2.50%, 4/20/2053	1,882,582	1,606,882
Pool # 786842, 4.00%, 4/20/2053	14,926,094	13,762,120
Pool # CM6940, 5.50%, 4/20/2053	3,600,242	3,636,011
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # CS4573, 5.50%, 4/20/2053	804,182	818,362
Pool # CT3981, 5.50%, 4/20/2053	975,075	991,067
Pool # CT3982, 5.50%, 4/20/2053	883,815	897,222
Pool # CT3983, 5.50%, 4/20/2053	1,134,679	1,145,953
Pool # MA8873, 2.50%, 5/20/2053	19,517,727	16,644,610
Pool # CS4586, 5.50%, 5/20/2053	2,221,148	2,260,311
Pool # CU6671, 5.50%, 6/20/2053	2,535,394	2,580,102
Pool # MA9011, 2.50%, 7/20/2053	9,196,441	7,844,453
Pool # CU6685, 5.50%, 7/20/2053	1,613,804	1,642,261
Pool # CV6856, 5.50%, 7/20/2053	1,207,518	1,219,516
Pool # CU6686, 6.00%, 7/20/2053	1,837,142	1,897,008
Pool # CU6687, 6.50%, 7/20/2053	3,036,519	3,170,574
Pool # CV0173, 6.50%, 7/20/2053	1,708,500	1,795,874
Pool # MA9102, 3.50%, 8/20/2053	8,567,223	7,822,637
Pool # CU6696, 6.00%, 8/20/2053	1,180,972	1,219,454
Pool # CU6697, 6.50%, 8/20/2053	2,130,007	2,224,123
Pool # CU6708, 5.50%, 9/20/2053	1,430,576	1,455,803
Pool # MA9299, 2.50%, 10/20/2053	4,039,074	3,446,578
Pool # MA9419, 3.50%, 1/20/2054	3,237,954	2,989,780
Pool # MA9483, 3.00%, 2/20/2054	12,791,139	11,388,927
Pool # MA9484, 3.50%, 2/20/2054	2,657,106	2,421,989
Pool # CX5712, 6.50%, 2/20/2054	3,428,864	3,605,432
Pool # CX5713, 7.00%, 2/20/2054	4,249,261	4,508,072
Pool # DC4164, 4.50%, 5/20/2054	9,115,573	8,503,629
Pool # MA9719, 2.50%, 6/20/2054	3,451,753	2,946,078
Pool # DA2547, 6.50%, 7/20/2054	1,033,499	1,073,513
Pool # DD0108, 6.50%, 7/20/2054	4,263,610	4,483,188
Pool # DA2550, 7.00%, 7/20/2054	1,990,271	2,073,400
Pool # DD0109, 7.00%, 7/20/2054	1,267,927	1,345,155
Pool # DD0096, 6.50%, 8/20/2054	3,903,643	4,104,683
Pool # DD0094, 7.00%, 8/20/2054	4,458,191	4,729,737
Pool # DE2909, 6.00%, 9/20/2054	1,455,801	1,506,809
Pool # DD0079, 7.00%, 9/20/2054	3,467,907	3,679,135
Pool # DD0080, 7.50%, 9/20/2054	2,459,633	2,629,650
Pool # DC3332, 6.50%, 11/20/2054	3,384,376	3,558,847
Pool # DF2930, 7.50%, 12/20/2054	3,522,420	3,765,905
Pool # DI1018, 6.00%, 7/20/2055	3,224,578	3,313,866
Pool # DJ6140, 6.50%, 7/20/2055	1,634,136	1,718,366
Pool # DL3308, 6.50%, 8/20/2055	2,000,000	2,084,702
Pool # DL8783, 6.50%, 8/20/2055	4,500,000	4,674,033
GNMA II, Other
Pool # AD0018, 3.75%, 12/20/2032	489,031	482,025
Pool # AH5895, 4.00%, 6/20/2034	176,592	174,457
Pool # 4285, 6.00%, 11/20/2038	14,305	14,483
Pool # BO1377, 3.75%, 2/20/2040	715,552	692,200
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Pool # BO1378, 4.00%, 1/20/2041	1,034,080	1,010,482
Pool # CD7341, 3.50%, 7/20/2047	3,288,994	2,986,947
Pool # BS0536, 3.00%, 3/20/2048	2,251,813	1,984,097
Pool # BS0538, 4.00%, 12/20/2048	383,859	360,145
Pool # BS0539, 4.50%, 1/20/2049	266,065	256,781
Pool # MA6145, 3.50%, 9/20/2049	357,479	320,601
Pool # CE3912, 5.00%, 9/20/2049	3,900,046	3,869,128
Pool # BS0537, 3.50%, 12/20/2049	714,585	648,938
Pool # CI8475, 5.00%, 5/20/2050	4,995,827	4,974,665
Pool # CX4040, 5.00%, 7/20/2063	619,587	610,469
Pool # CX7714, 5.00%, 9/20/2063	233,154	229,723
Pool # CX4106, 5.00%, 10/20/2063	171,055	168,537
Pool # CX4111, 5.00%, 10/20/2063	186,172	183,433
Pool # CX7719, 5.00%, 10/20/2063	1,004,524	989,741
Pool # CY0098, 5.00%, 10/20/2063	1,328,778	1,309,223
Pool # CY0134, 5.00%, 10/20/2063	1,281,525	1,262,665
Pool # 787496, 6.00%, 7/20/2064	5,448,111	5,523,731
Pool # 785863, 3.10%, 12/20/2071 (a)	12,118,896	10,978,325
Pool # CL8137, 3.17%, 3/20/2072 (a)	3,160,736	2,861,130
Pool # 786556, 4.65%, 1/20/2073 (a)	7,372,160	7,253,242
Total Mortgage-Backed Securities (Cost $3,708,343,173)		3,547,447,907
Collateralized Mortgage Obligations — 13.8%
Ajax Mortgage Loan Trust Series 2022-A, Class A1, 3.50%, 10/25/2061 (c) (d)	1,804,730	1,756,556
Alternative Loan Trust
Series 2004-J3, Class 4A1, 4.75%, 4/25/2019	7,114	6,963
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	261,071	268,133
Series 2005-1CB, Class 1A6, IF, IO, 2.66%, 3/25/2035 (a)	159,447	18,425
Series 2005-22T1, Class A2, IF, IO, 0.63%, 6/25/2035 (a)	1,245,606	89,278
Series 2005-20CB, Class 3A8, IF, IO, 0.31%, 7/25/2035 (a)	1,075,378	56,004
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	49,581	18,628
Series 2005-37T1, Class A2, IF, IO, 0.61%, 9/25/2035 (a)	2,192,521	157,450
Series 2005-54CB, Class 1A2, IF, IO, 0.41%, 11/25/2035 (a)	1,010,795	56,766
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	169,424	129,921
Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	5,678	4,402
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	15

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2005-57CB, Class 3A2, IF, IO, 0.66%, 12/25/2035 (a)	140,469	10,970
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	89,878	80,127
Series 2005-86CB, Class A11, 5.50%, 2/25/2036	179,236	100,561
Series 2006-7CB, Class 1A2, IF, IO, 0.86%, 5/25/2036 (a)	6,859,873	687,035
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	291,757	140,695
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (a) (c)	592	657
Anchor Mortgage Trust
8.23%, 3/25/2031 ‡ (a)	12,000,000	12,179,882
Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 (c) (d)	3,390,000	3,408,147
Series 2025-RTL1, Class A2, 6.36%, 5/25/2040 (c) (d)	3,580,000	3,600,423
ASG Resecuritization Trust Series 2011-1, Class 2A35, 6.00%, 9/28/2036 (a) (c)	28,399	8,273
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034	21,604	15,338
Series 2004-3, Class 1A1, 5.50%, 10/25/2034	41,660	41,853
Series 2005-1, Class 30, IO, 5.50%, 2/25/2035	39,981	5,747
Series 2005-4, Class 30, PO, 8/25/2035	19,885	13,598
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	67,702	61,049
Series 2005-7, Class 30, PO, 11/25/2035	6,063	6,281
Series 2005-8, Class 30, PO, 1/25/2036	26,224	17,197
Banc of America Mortgage Trust Series 2003-C, Class 3A1, 7.00%, 4/25/2033 (a)	9,368	8,868
Baring Frn Series 2021-EBO1, Class PA, 0.00%, 6/25/2027 ‡ (a)	890,836	890,836
Bear Stearns ARM Trust
Series 2003-4, Class 3A1, 6.41%, 7/25/2033 (a)	36,043	34,813
Series 2003-7, Class 3A, 7.04%, 10/25/2033 (a)	9,710	9,754
Series 2004-1, Class 12A1, 5.33%, 4/25/2034 (a)	91,295	81,634
Series 2004-2, Class 14A, 4.51%, 5/25/2034 (a)	36,695	34,127
Series 2006-1, Class A1, 6.53%, 2/25/2036 (a)	115,365	110,058
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Bear Stearns Asset-Backed Securities Trust Series 2003-AC5, Class A1, 5.75%, 10/25/2033 (d)	44,999	51,307
Brean Asset-Backed Securities Trust
Series 2024-RM8, Class A1, 4.50%, 5/25/2064 ‡ (c)	5,070,793	4,984,843
Series 2025-RM10, Class A1, 5.00%, 1/25/2065 ‡ (c)	6,395,240	6,341,489
Series 2025-RM11, Class A1, 4.75%, 5/25/2065 ‡ (a) (c)	9,472,575	9,303,782
Series 2025-RM12, Class A1, 4.50%, 7/25/2065 ‡ (c)	9,235,000	8,970,821
BVRT LLC Series 2025-1, Class A, 4.34%, 5/10/2033 ‡ (a) (c)	3,693,928	3,559,271
Cascade Funding Mortgage Trust Series 2025-HB16, Class M1, 3.00%, 3/25/2035 ‡ (a) (c)	3,300,000	3,172,810
Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates Series 2003-9, Class 1P, PO, 11/25/2033	2,939	2,254
Center Street Lending Resi-Investor ABS Mortgage Trust Series 2024-RTL1, Class A1, 6.89%, 10/25/2029 ‡ (c) (d)	11,540,000	11,648,154
CFMT LLC
Series 2024-HB14, Class M1, 3.00%, 6/25/2034 ‡ (a) (c)	5,430,000	5,222,763
Series 2024-HB14, Class M2, 3.00%, 6/25/2034 ‡ (a) (c)	3,735,000	3,570,799
Series 2024-HB15, Class M2, 4.00%, 8/25/2034 ‡ (a) (c)	1,915,000	1,869,521
Chase Mortgage Finance Trust
Series 2007-A2, Class 2A1, 6.23%, 6/25/2035 (a)	63,244	62,969
Series 2007-A1, Class 2A1, 5.90%, 2/25/2037 (a)	15,964	15,299
Series 2007-A1, Class 9A1, 6.32%, 2/25/2037 (a)	59,062	58,565
Series 2007-A1, Class 1A3, 6.51%, 2/25/2037 (a)	129,634	129,455
Series 2007-A1, Class 7A1, 6.87%, 2/25/2037 (a)	3,111	3,127
CHL Mortgage Pass-Through Trust
Series 2004-3, PO, 4/25/2034	4,840	3,746
Series 2004-3, Class A26, 5.50%, 4/25/2034	55,061	55,199
Series 2004-HYB1, Class 2A, 5.20%, 5/20/2034 (a)	26,014	24,856
Series 2004-HYB3, Class 2A, 4.66%, 6/20/2034 (a)	89,961	84,696
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2004-7, Class 2A1, 5.41%, 6/25/2034 (a)	21,262	19,558
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	134,074	133,003
Series 2004-13, Class 1A4, 5.50%, 8/25/2034	113,421	114,084
Series 2004-HYB6, Class A3, 5.64%, 11/20/2034 (a)	79,569	76,282
Series 2005-16, Class A23, 5.50%, 9/25/2035	51,002	30,773
Series 2005-22, Class 2A1, 5.15%, 11/25/2035 (a)	263,785	217,796
Series 2007-4, Class 1A52, IF, IO, 0.96%, 5/25/2037 (a)	1,328,190	113,856
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 6/25/2033	443	441
Series 2003-HYB1, Class A, 7.74%, 9/25/2033 (a)	24,582	25,252
Citigroup Mortgage Loan Trust
Series 2009-10, Class 1A1, 6.02%, 9/25/2033 (a) (c)	27,512	27,489
Series 2004-UST1, Class A6, 6.22%, 8/25/2034 (a)	10,902	10,327
Series 2004-UST1, Class A3, 6.91%, 8/25/2034 (a)	26,926	26,326
Series 2015-A, Class B2, 4.50%, 6/25/2058 (a) (c)	163,282	160,152
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class W2, PO, 6/25/2031	15	13
Series 2003-1, Class WA2, 6.50%, 6/25/2031	357	357
Series 2003-1, Class 3, PO, 9/25/2033	6,787	4,780
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	7,414	7,111
Series 2005-1, Class 2A1A, 3.49%, 2/25/2035 (a)	77,284	68,656
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	95,972	96,159
Series 2005-5, Class 1A2, 4.38%, 8/25/2035 (a)	211,677	178,459
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2003-1, Class DB1, 6.68%, 2/25/2033 (a)	202,663	209,045
Series 2003-AR15, Class 3A1, 6.81%, 6/25/2033 (a)	30,032	30,858
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2003-21, Class 1A4, 5.25%, 9/25/2033	32,311	32,446
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-29, Class 1A1, 6.50%, 12/25/2033	62,606	63,576
Series 2003-29, Class 5A1, 7.00%, 12/25/2033	20,755	21,569
Series 2004-4, Class 2A4, 5.50%, 9/25/2034	56,247	57,292
Series 2004-8, Class 1A4, 5.50%, 12/25/2034	114,302	116,774
Series 2005-4, Class 2X, IO, 5.50%, 6/25/2035 (a)	296,177	43,843
Series 2005-9, Class DX, IO, 5.50%, 10/25/2035	230,318	33,979
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 3.40%, 2/25/2020 (a)	10,744	10,445
FARM Mortgage Trust Series 2023-1, Class A, 2.63%, 1/25/2052 (a) (c)	7,923,683	6,603,066
FHLMC Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	10,126,361	9,397,439
Series 2017-4, Class M60C, 3.50%, 6/25/2057	13,812,500	12,798,373
Series 2017-4, Class MT, 3.50%, 6/25/2057	2,108,902	1,923,827
Series 2018-3, Class M55D, 4.00%, 8/25/2057 (a)	6,905,283	6,471,637
Series 2018-2, Class M55D, 4.00%, 11/25/2057	8,458,918	7,975,126
Series 2019-1, Class MT, 3.50%, 7/25/2058	2,155,500	1,918,722
Series 2019-1, Class M55D, 4.00%, 7/25/2058	2,451,489	2,303,525
Series 2019-3, Class M55D, 4.00%, 10/25/2058	5,134,424	4,831,917
Series 2019-4, Class M55D, 4.00%, 2/25/2059	1,949,489	1,827,210
Series 2020-1, Class MT, 2.50%, 8/25/2059	3,524,409	2,894,327
Series 2020-1, Class M55G, 3.00%, 8/25/2059	3,351,290	3,022,088
Series 2020-2, Class MB, 2.00%, 11/25/2059	3,840,000	2,602,754
Series 2020-3, Class MTU, 2.50%, 5/25/2060	11,217,969	9,258,222
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	5,172,889	4,632,824
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	17

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2021-3, Class MBU, 2.50%, 3/25/2061	2,050,000	1,317,612
Series 2022-1, Class MBU, 3.25%, 11/25/2061	10,150,000	7,192,010
Series 2022-1, Class MTU, 3.25%, 11/25/2061	7,745,333	6,684,654
Series 2023-1, Class MT, 3.00%, 10/25/2062	13,251,330	11,128,699
Series 2024-1, Class MT, 3.00%, 11/25/2063	12,373,733	10,450,600
Series 2024-2, Class MT, 3.50%, 5/25/2064	10,878,982	9,407,163
FHLMC, REMIC
Series 1829, Class ZB, 6.50%, 3/15/2026	15	15
Series 1863, Class Z, 6.50%, 7/15/2026	2	2
Series 1899, Class ZE, 8.00%, 9/15/2026	1,689	1,703
Series 1963, Class Z, 7.50%, 1/15/2027	1,631	1,643
Series 2470, Class SL, IF, 9.00%, 1/15/2027 (a)	300	299
Series 1985, Class PR, IO, 8.00%, 7/15/2027	798	35
Series 2065, Class PX, IO, 0.75%, 8/17/2027	4,796	14
Series 1987, Class PE, 7.50%, 9/15/2027	1,380	1,392
Series 2038, Class PN, IO, 7.00%, 3/15/2028	678	37
Series 2042, Class T, 7.00%, 3/15/2028	458	462
Series 2040, Class PE, 7.50%, 3/15/2028	5,159	5,246
Series 2060, Class Z, 6.50%, 5/15/2028	2,058	2,088
Series 2061, Class DC, IO, 6.50%, 6/15/2028	6,257	303
Series 2075, Class PH, 6.50%, 8/15/2028	17,099	17,360
Series 2086, Class GB, 6.00%, 9/15/2028	1,808	1,835
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	1,406	77
Series 2111, Class SB, IF, IO, 3.04%, 1/15/2029 (a)	7,487	178
Series 2110, Class PG, 6.00%, 1/15/2029	11,119	11,196
Series 2125, Class JZ, 6.00%, 2/15/2029	5,275	5,354
Series 2130, Class QS, 6.00%, 3/15/2029	2,958	2,976
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2132, Class ZL, 6.50%, 3/15/2029	2,796	2,824
Series 2132, Class SB, IF, 11.22%, 3/15/2029 (a)	1,876	2,097
Series 2141, IO, 7.00%, 4/15/2029	299	14
Series 2303, Class ZN, 8.50%, 4/15/2029	30,199	31,392
Series 2163, Class PC, IO, 7.50%, 6/15/2029	1,141	64
Series 2178, Class PB, 7.00%, 8/15/2029	2,623	2,688
Series 2201, Class C, 8.00%, 11/15/2029	2,377	2,433
Series 2204, Class GB, 8.00%, 12/20/2029 (a)	695	79
Series 2209, Class TC, 8.00%, 1/15/2030	17,393	18,106
Series 2210, Class Z, 8.00%, 1/15/2030	12,325	12,858
Series 2224, Class CB, 8.00%, 3/15/2030	4,068	4,232
Series 2247, Class Z, 7.50%, 8/15/2030	3,856	4,010
Series 2256, Class MC, 7.25%, 9/15/2030	9,212	9,589
Series 2254, Class Z, 9.00%, 9/15/2030	31,376	33,994
Series 2259, Class ZM, 7.00%, 10/15/2030	19,028	19,664
Series 2271, Class PC, 7.25%, 12/15/2030	19,979	20,839
Series 2296, Class PD, 7.00%, 3/15/2031	7,066	7,349
Series 2303, Class ZD, 7.00%, 4/15/2031	92,911	97,265
Series 2359, Class ZB, 8.50%, 6/15/2031	13,876	14,894
Series 2388, Class UZ, 8.50%, 6/15/2031	4,862	5,106
Series 2344, Class ZD, 6.50%, 8/15/2031	42,386	44,177
Series 2344, Class ZJ, 6.50%, 8/15/2031	6,488	6,780
Series 2345, Class NE, 6.50%, 8/15/2031	4,022	4,204
Series 2372, Class F, 4.96%, 10/15/2031 (a)	1,761	1,758
Series 2367, Class ZK, 6.00%, 10/15/2031	43,859	45,501
Series 2368, Class AS, IF, 9.34%, 10/15/2031 (a)	2,147	2,213
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2383, Class FD, 4.96%, 11/15/2031 (a)	1,711	1,711
Series 2399, Class TH, 6.50%, 1/15/2032	49,724	52,011
Series 2494, Class SX, IF, IO, 2.54%, 2/15/2032 (a)	130,361	9,700
Series 2410, Class QX, IF, IO, 4.19%, 2/15/2032 (a)	6,796	544
Series 2410, Class QS, IF, 7.91%, 2/15/2032 (a)	12,359	13,339
Series 2433, Class SA, IF, 9.34%, 2/15/2032 (a)	22,570	26,944
Series 2444, Class ES, IF, IO, 3.49%, 3/15/2032 (a)	9,889	894
Series 2450, Class SW, IF, IO, 3.54%, 3/15/2032 (a)	11,208	1,083
Series 2431, Class F, 4.96%, 3/15/2032 (a)	50,940	50,926
Series 2464, Class FE, 5.46%, 3/15/2032 (a)	35,923	36,224
Series 2423, Class MC, 7.00%, 3/15/2032	12,071	12,608
Series 2423, Class MT, 7.00%, 3/15/2032	13,499	14,172
Series 2434, Class TC, 7.00%, 4/15/2032	16,678	17,482
Series 2436, Class MC, 7.00%, 4/15/2032	12,801	13,056
Series 2450, Class GZ, 7.00%, 5/15/2032	15,393	16,295
Series 3393, Class JO, PO, 9/15/2032	49,320	44,614
Series 2513, Class ZC, 5.50%, 10/15/2032	36,692	37,997
Series 2517, Class Z, 5.50%, 10/15/2032	15,595	16,102
Series 2835, Class QO, PO, 12/15/2032	14,630	13,087
Series 2557, Class HL, 5.30%, 1/15/2033	145,178	146,644
Series 2552, Class FP, 5.46%, 1/15/2033 (a)	172,280	174,138
Series 2586, Class WI, IO, 6.50%, 3/15/2033	39,481	5,295
Series 2611, Class SQ, IF, 4.09%, 5/15/2033 (a)	13,296	13,469
Series 2631, Class SA, IF, 6.68%, 6/15/2033 (a)	7,229	7,600
Series 2692, Class SC, IF, 4.37%, 7/15/2033 (a)	33,828	35,774
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2671, Class S, IF, 6.59%, 9/15/2033 (a)	11,767	12,896
Series 2722, Class PF, 5.06%, 12/15/2033 (a)	306,692	307,293
Series 2763, Class ZA, 6.00%, 3/15/2034	1,160,676	1,217,283
Series 2779, Class ZC, 6.00%, 4/15/2034	748,657	787,330
Series 2802, Class ZY, 6.00%, 5/15/2034	196,248	205,394
Series 3318, Class BT, IF, 7.00%, 5/15/2034 (a)	371,503	373,979
Series 3611, PO, 7/15/2034	67,268	59,788
Series 3305, Class MB, IF, 6.94%, 7/15/2034 (a)	23,483	23,631
Series 2990, Class WP, IF, 5.53%, 6/15/2035 (a)	294	302
Series 3035, Class Z, 5.85%, 9/15/2035	385,643	403,404
Series 3117, Class EO, PO, 2/15/2036	42,535	37,820
Series 3117, Class OG, PO, 2/15/2036	21,969	19,466
Series 3117, Class OK, PO, 2/15/2036	45,876	40,103
Series 3143, Class BC, 5.50%, 2/15/2036	86,307	90,491
Series 3122, Class OH, PO, 3/15/2036	3,941	3,438
Series 3134, PO, 3/15/2036	6,379	5,278
Series 3152, Class MO, PO, 3/15/2036	80,941	71,275
Series 3122, Class ZB, 6.00%, 3/15/2036	34,767	36,792
Series 3138, PO, 4/15/2036	28,669	25,020
Series 3607, Class AO, PO, 4/15/2036	57,710	49,565
Series 3607, Class BO, PO, 4/15/2036	57,710	50,574
Series 3137, Class XP, 6.00%, 4/15/2036	289,615	307,401
Series 3219, Class DI, IO, 6.00%, 4/15/2036	37,297	6,261
Series 3149, Class SO, PO, 5/15/2036	31,217	25,097
Series 3151, PO, 5/15/2036	83,639	70,882
Series 3153, Class EO, PO, 5/15/2036	38,615	33,615
Series 3604, PO, 5/15/2036	60,660	51,357
Series 3171, Class MO, PO, 6/15/2036	22,566	20,510
Series 3179, Class OA, PO, 7/15/2036	29,231	25,333
Series 3194, Class SA, IF, IO, 2.64%, 7/15/2036 (a)	22,845	2,437
Series 3200, PO, 8/15/2036	57,791	49,293
Series 3232, Class ST, IF, IO, 2.24%, 10/15/2036 (a)	76,771	6,040
Series 3237, Class AO, PO, 11/15/2036	39,284	32,691
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	19

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 3704, Class DT, 7.50%, 11/15/2036	314,925	339,171
Series 3704, Class ET, 7.50%, 12/15/2036	246,599	271,947
Series 3260, Class CS, IF, IO, 1.68%, 1/15/2037 (a)	42,941	4,002
Series 3262, Class SG, IF, IO, 1.94%, 1/15/2037 (a)	9,436	608
Series 3274, Class JO, PO, 2/15/2037	14,613	12,737
Series 3274, Class MO, PO, 2/15/2037	22,849	19,929
Series 3275, Class FL, 4.90%, 2/15/2037 (a)	10,659	10,577
Series 3290, Class SB, IF, IO, 1.99%, 3/15/2037 (a)	129,085	11,054
Series 3288, Class GS, IF, 6.32%, 3/15/2037 (a)	6,371	6,555
Series 3373, Class TO, PO, 4/15/2037	49,308	42,555
Series 3316, Class JO, PO, 5/15/2037	7,369	6,093
Series 3607, PO, 5/15/2037	155,197	129,079
Series 3322, Class NS, IF, 7.00%, 5/15/2037 (a)	288,316	286,474
Series 3371, Class FA, 5.06%, 9/15/2037 (a)	19,262	19,234
Series 3385, Class SN, IF, IO, 1.54%, 11/15/2037 (a)	35,944	2,520
Series 3387, Class SA, IF, IO, 1.96%, 11/15/2037 (a)	92,225	7,550
Series 3422, Class AI, IO, 0.25%, 1/15/2038 (d)	232,612	2,378
Series 3404, Class SC, IF, IO, 1.54%, 1/15/2038 (a)	114,951	10,772
Series 3451, Class SA, IF, IO, 1.59%, 5/15/2038 (a)	7,658	521
Series 3537, Class MI, IO, 5.00%, 6/15/2038	154,979	17,861
Series 3461, Class LZ, 6.00%, 6/15/2038	50,645	52,920
Series 3481, Class SJ, IF, IO, 1.39%, 8/15/2038 (a)	137,043	12,238
Series 3895, Class WA, 5.62%, 10/15/2038 (a)	75,076	78,469
Series 3511, Class SA, IF, IO, 1.54%, 2/15/2039 (a)	35,430	2,810
Series 3546, Class A, 6.25%, 2/15/2039 (a)	18,339	18,653
Series 3531, Class SA, IF, IO, 1.84%, 5/15/2039 (a)	124,715	11,200
Series 3549, Class FA, 5.66%, 7/15/2039 (a)	8,510	8,615
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 4580, Class PT, 6.66%, 8/15/2039 (a)	326,274	337,925
Series 3572, Class JS, IF, IO, 2.34%, 9/15/2039 (a)	58,958	4,071
Series 3621, PO, 1/15/2040	112,812	93,717
Series 3621, Class BO, PO, 1/15/2040	78,404	68,196
Series 3623, Class LO, PO, 1/15/2040	92,576	77,153
Series 3632, Class BS, IF, 2.64%, 2/15/2040 (a)	255,054	254,111
Series 3714, Class IP, IO, 5.00%, 8/15/2040	152,602	7,010
Series 3740, Class SC, IF, IO, 1.54%, 10/15/2040 (a)	183,924	20,358
Series 3747, Class PY, 4.00%, 10/15/2040	770,986	755,355
Series 3747, Class CY, 4.50%, 10/15/2040	1,178,808	1,185,661
Series 3753, PO, 11/15/2040	543,218	432,289
Series 3860, Class PZ, 5.00%, 5/15/2041	2,398,969	2,429,589
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (a)	34,963	33,535
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (a)	59,311	59,836
Series 3966, Class NA, 4.00%, 12/15/2041	549,966	537,776
Series 4015, Class MY, 3.50%, 3/15/2042	754,206	719,100
Series 4136, Class HS, IF, 3.45%, 11/15/2042 (a)	351,634	226,476
Series 4177, Class MQ, 2.50%, 3/15/2043	1,000,000	904,053
Series 4274, Class EM, 4.00%, 11/15/2043	1,000,000	895,198
Series 4280, Class EO, PO, 12/15/2043	390,075	298,075
Series 4281, Class OB, PO, 12/15/2043	377,250	290,450
Series 4377, Class JP, 3.00%, 8/15/2044	1,715,878	1,629,263
Series 4456, Class SA, IF, IO, 1.69%, 3/15/2045 (a)	2,532,392	295,187
Series 4480, Class SE, IF, IO, 1.72%, 6/15/2045 (a)	2,575,278	353,865
Series 4888, Class AZ, 4.00%, 12/15/2048	3,297,801	3,130,819
Series 4848, Class QY, 4.50%, 12/15/2048	599,419	586,442
Series 4903, Class SN, IF, IO, 1.64%, 8/25/2049 (a)	7,125,608	829,667
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 4936, Class YZ, 2.50%, 12/25/2049	2,077,961	1,744,088
Series 4982, Class JA, 1.50%, 3/25/2050	5,569,936	4,451,687
Series 5028, Class JG, 1.50%, 8/25/2050	6,113,426	4,874,720
Series 5036, Class NA, 0.50%, 11/25/2050	7,129,897	4,916,381
Series 5048, Class TI, IO, 3.00%, 11/25/2050	15,658,090	2,571,135
Series 5054, Class DZ, 2.00%, 12/25/2050	14,583,839	7,155,559
Series 5156, Class DC, 2.00%, 9/25/2051	15,098,394	13,320,851
Series 5190, Class PH, 2.50%, 2/25/2052	3,203,722	2,956,971
Series 5250, PO, 8/25/2052	10,021,362	3,463,147
Series 5438, PO, 9/25/2053	6,185,455	4,985,329
Series 5337, Class SB, IF, 5.78%, 9/25/2053 (a)	4,739,278	4,847,572
Series 5358, Class SB, IF, 6.15%, 11/25/2053 (a)	4,012,842	4,210,373
Series 4862, Class NO, PO, 8/15/2057	14,432,030	9,026,294
FHLMC, STRIPS
Series 191, IO, 8.00%, 1/1/2028	52,060	2,903
Series 197, PO, 4/1/2028	26,844	25,645
Series 233, Class 11, IO, 5.00%, 9/15/2035	86,698	14,040
Series 233, Class 12, IO, 5.00%, 9/15/2035	50,177	6,992
Series 233, Class 13, IO, 5.00%, 9/15/2035	116,497	17,102
Series 239, Class S30, IF, IO, 3.24%, 8/15/2036 (a)	174,140	22,142
Series 262, Class 35, 3.50%, 7/15/2042	4,873,442	4,590,126
Series 299, Class 300, 3.00%, 1/15/2043	175,193	161,226
Series 310, PO, 9/15/2043	678,171	522,407
Series 406, PO, 10/25/2053	6,939,195	5,768,964
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.43%, 7/25/2032 (a)	103,845	95,802
Series T-76, Class 2A, 2.23%, 10/25/2037 (a)	1,313,577	1,194,910
Series T-42, Class A5, 7.50%, 2/25/2042	366,029	391,346
Series T-51, Class 2A, 7.50%, 8/25/2042 (a)	36,015	37,268
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series T-54, Class 2A, 6.50%, 2/25/2043	789,625	790,218
Series T-54, Class 3A, 7.00%, 2/25/2043	362,848	375,848
Series T-56, Class A5, 5.23%, 5/25/2043	619,042	588,212
Series T-58, Class A, PO, 9/25/2043	37,963	26,651
Series T-51, Class 1A, 6.50%, 9/25/2043 (a)	31,058	32,093
Series T-59, Class 1AP, PO, 10/25/2043	38,485	19,188
Series T-62, Class 1A1, 5.42%, 10/25/2044 (a)	385,279	353,349
First Horizon Alternative Mortgage Securities Trust
Series 2004-AA4, Class A1, 5.22%, 10/25/2034 (a)	61,489	60,568
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	126,250	56,946
Series 2007-FA4, Class 1A2, IF, IO, 1.21%, 8/25/2037 (a)	2,363,208	199,028
FNMA REMIC Trust Series 2006-72, Class GO, PO, 8/25/2036	43,391	38,225
FNMA Trust, Whole Loan
Series 2003-W17, Class 1A7, 5.75%, 8/25/2033	1,532,438	1,556,554
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	107,758	112,664
Series 2003-W8, Class 3F1, 4.86%, 5/25/2042 (a)	68,027	67,912
Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	102,021	106,606
Series 2003-W8, Class 2A, 7.00%, 10/25/2042	59,127	60,733
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	55,132	57,178
Series 2005-W3, Class 2AF, 4.68%, 3/25/2045 (a)	130,786	129,650
Series 2005-W4, Class 3A, 5.35%, 6/25/2045 (a)	253,764	258,878
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	45,371	46,569
Series 2006-W2, Class 1AF1, 4.68%, 2/25/2046 (a)	66,251	65,426
FNMA, Grantor Trust, Whole Loan
Series 2001-T7, Class A1, 7.50%, 2/25/2041	185,617	194,041
Series 2001-T12, Class A1, 6.50%, 8/25/2041	1,673,148	1,690,319
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	21

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2001-T12, Class A2, 7.50%, 8/25/2041	85,068	86,078
Series 2001-T10, PO, 12/25/2041	5,523	4,915
Series 2002-T4, Class A2, 7.00%, 12/25/2041	68,652	71,392
Series 2002-T4, Class A3, 7.50%, 12/25/2041	164,437	173,643
Series 2002-T16, Class A2, 7.00%, 7/25/2042	68,336	71,855
Series 2002-T19, Class A2, 7.00%, 7/25/2042	157,573	167,210
Series 2004-T1, Class 1A1, 6.00%, 1/25/2044	106,045	109,607
Series 2004-T3, Class PT1, 9.21%, 1/25/2044 (a)	82,859	87,829
FNMA, REMIC
Series 2006-72, Class HO, PO, 8/25/2026	2,317	2,276
Series 2006-94, Class GI, IF, IO, 2.19%, 10/25/2026 (a)	23,123	178
Series 2006-94, Class GK, IF, 10.94%, 10/25/2026 (a)	968	1,011
Series G97-2, Class ZA, 8.50%, 2/17/2027	2,497	2,532
Series 1997-27, Class J, 7.50%, 4/18/2027	341	344
Series 1997-24, Class Z, 8.00%, 4/18/2027	273	275
Series 1997-46, Class Z, 7.50%, 6/17/2027	12,986	13,045
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	457	18
Series 1998-30, Class ZA, 6.50%, 5/20/2028	43,039	43,698
Series 1998-36, Class ZB, 6.00%, 7/18/2028	5,302	5,349
Series 2002-7, Class FD, 5.16%, 4/25/2029 (a)	14,783	14,797
Series 1999-62, Class PB, 7.50%, 12/18/2029	3,470	3,518
Series 2000-52, IO, 8.50%, 1/25/2031	1,485	181
Series 2002-60, Class FA, 5.21%, 2/25/2031 (a)	45,438	45,513
Series 2002-60, Class FB, 5.21%, 2/25/2031 (a)	45,438	45,513
Series 2001-4, Class ZA, 6.50%, 3/25/2031	55,576	56,638
Series 2001-7, Class PF, 7.00%, 3/25/2031	2,383	2,491
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2002-50, Class ZA, 6.00%, 5/25/2031	87,478	89,765
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	9,648	1,016
Series 2001-49, Class LZ, 8.50%, 7/25/2031	16,237	16,852
Series 2001-38, Class FB, 4.96%, 8/25/2031 (a)	3,902	3,901
Series 2001-36, Class DE, 7.00%, 8/25/2031	14,747	15,334
Series 2001-44, Class PD, 7.00%, 9/25/2031	4,236	4,411
Series 2001-44, Class PU, 7.00%, 9/25/2031	12,159	12,769
Series 2001-53, Class FX, 4.81%, 10/25/2031 (a)	70,055	69,919
Series 2003-52, Class SX, IF, 9.56%, 10/25/2031 (a)	3,308	3,914
Series 2001-61, Class Z, 7.00%, 11/25/2031	38,340	39,846
Series 2001-72, Class SX, IF, 7.07%, 12/25/2031 (a)	2,132	2,399
Series 2002-1, Class SA, IF, 10.68%, 2/25/2032 (a)	2,626	3,097
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (a)	26,375	465
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (a)	1,512	1,587
Series 2002-30, Class Z, 6.00%, 5/25/2032	61,679	63,958
Series 2002-37, Class Z, 6.50%, 6/25/2032	4,443	4,594
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	56,367	3,521
Series 2004-61, Class FH, 5.26%, 11/25/2032 (a)	342,535	344,819
Series 2011-39, Class ZA, 6.00%, 11/25/2032	429,169	446,939
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (a)	13,673	14,231
Series 2004-59, Class BG, PO, 12/25/2032	21,266	18,952
Series 2002-77, Class S, IF, 6.30%, 12/25/2032 (a)	10,049	10,392
Series 2003-2, Class F, 5.21%, 2/25/2033 (a)	149,834	150,485
Series 2003-14, Class TI, IO, 5.00%, 3/25/2033	29,115	455
Series 2003-22, Class UD, 4.00%, 4/25/2033	139,105	137,594
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2003-39, IO, 6.00%, 5/25/2033 (a)	6,943	1,016
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	146,196	19,671
Series 2003-44, Class IU, IO, 7.00%, 6/25/2033	196,091	23,382
Series 2003-132, Class OA, PO, 8/25/2033	1,065	1,034
Series 2003-74, Class SH, IF, 2.14%, 8/25/2033 (a)	14,843	13,299
Series 2003-132, Class PI, IO, 5.50%, 8/25/2033	6,091	123
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	84,865	10,205
Series 2003-91, Class SD, IF, 5.06%, 9/25/2033 (a)	10,196	10,607
Series 2003-86, Class ZA, 5.50%, 9/25/2033	86,632	90,080
Series 2003-105, Class AZ, 5.50%, 10/25/2033	423,010	439,360
Series 2003-116, Class SB, IF, IO, 3.14%, 11/25/2033 (a)	69,868	6,215
Series 2006-44, Class P, PO, 12/25/2033	177,607	155,452
Series 2003-122, Class ZJ, 6.00%, 12/25/2033	448,193	468,743
Series 2003-130, Class SX, IF, 4.83%, 1/25/2034 (a)	1,472	1,521
Series 2004-87, Class F, 5.21%, 1/25/2034 (a)	62,269	62,658
Series 2004-46, Class EP, PO, 3/25/2034	6,584	6,529
Series 2004-28, Class PF, 4.86%, 3/25/2034 (a)	16,444	16,440
Series 2004-17, Class H, 5.50%, 4/25/2034	138,168	143,748
Series 2004-25, Class SA, IF, 7.25%, 4/25/2034 (a)	19,581	21,219
Series 2004-46, Class SK, IF, 4.23%, 5/25/2034 (a)	7,556	8,031
Series 2004-46, Class QB, IF, 6.15%, 5/25/2034 (a)	21,829	23,377
Series 2004-36, Class SA, IF, 7.25%, 5/25/2034 (a)	44,110	48,991
Series 2004-51, Class SY, IF, 5.31%, 7/25/2034 (a)	6,589	6,756
Series 2004-50, Class VZ, 5.50%, 7/25/2034	644,883	671,695
Series 2014-44, Class B, 2.50%, 8/25/2034	594,523	565,095
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2005-7, Class LO, PO, 2/25/2035	131,208	119,706
Series 2005-15, Class MO, PO, 3/25/2035	56,919	48,502
Series 2005-13, Class FL, 4.86%, 3/25/2035 (a)	32,454	32,249
Series 2005-56, Class S, IF, IO, 2.25%, 7/25/2035 (a)	100,080	8,511
Series 2005-66, Class SV, IF, IO, 2.29%, 7/25/2035 (a)	49,188	3,409
Series 2005-103, Class SC, IF, 2.89%, 7/25/2035 (a)	120,974	116,708
Series 2005-66, Class SG, IF, 6.22%, 7/25/2035 (a)	41,953	45,678
Series 2005-68, Class PG, 5.50%, 8/25/2035	74,543	75,112
Series 2005-73, Class PS, IF, 5.54%, 8/25/2035 (a)	19,996	20,578
Series 2005-90, Class AO, PO, 10/25/2035	5,495	4,976
Series 2010-39, Class OT, PO, 10/25/2035	49,386	43,064
Series 2005-90, Class ES, IF, 5.72%, 10/25/2035 (a)	63,609	67,226
Series 2005-84, Class XM, 5.75%, 10/25/2035	31,982	33,041
Series 2005-106, Class US, IF, 8.20%, 11/25/2035 (a)	25,101	26,504
Series 2006-8, Class WQ, PO, 3/25/2036	175,053	145,867
Series 2006-8, Class WN, IF, IO, 2.24%, 3/25/2036 (a)	641,860	62,833
Series 2006-16, Class HZ, 5.50%, 3/25/2036	44,693	46,780
Series 2006-23, Class KO, PO, 4/25/2036	15,189	13,803
Series 2006-27, Class OH, PO, 4/25/2036	28,146	24,734
Series 2006-44, Class GO, PO, 6/25/2036	67,510	59,737
Series 2006-50, Class JO, PO, 6/25/2036	37,404	32,400
Series 2006-50, Class PS, PO, 6/25/2036	55,339	49,841
Series 2006-53, Class US, IF, IO, 2.12%, 6/25/2036 (a)	101,062	8,204
Series 2006-58, PO, 7/25/2036	69,639	60,664
Series 2006-58, Class AP, PO, 7/25/2036	25,669	20,932
Series 2006-65, Class QO, PO, 7/25/2036	27,180	23,336
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	23

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2006-56, Class FT, 5.21%, 7/25/2036 (a)	229,404	231,613
Series 2006-63, Class ZH, 6.50%, 7/25/2036	84,470	90,615
Series 2006-72, Class TO, PO, 8/25/2036	27,611	22,990
Series 2006-79, Class DO, PO, 8/25/2036	41,135	35,083
Series 2007-7, Class SG, IF, IO, 2.04%, 8/25/2036 (a)	254,020	28,672
Series 2006-77, Class PC, 6.50%, 8/25/2036	121,265	125,181
Series 2006-78, Class BZ, 6.50%, 8/25/2036	53,428	56,920
Series 2006-86, Class OB, PO, 9/25/2036	61,811	52,964
Series 2006-90, Class AO, PO, 9/25/2036	29,784	26,782
Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	323,890	55,398
Series 2006-110, PO, 11/25/2036	32,978	28,623
Series 2006-111, Class EO, PO, 11/25/2036	23,365	18,940
Series 2006-105, Class ME, 5.50%, 11/25/2036	317,242	331,112
Series 2006-115, Class OK, PO, 12/25/2036	68,378	55,744
Series 2006-119, PO, 12/25/2036	26,338	23,251
Series 2006-117, Class GS, IF, IO, 2.19%, 12/25/2036 (a)	80,932	8,012
Series 2006-118, Class A2, 4.52%, 12/25/2036 (a)	38,997	38,323
Series 2006-120, Class PF, 4.71%, 12/25/2036 (a)	22,845	22,662
Series 2006-120, IO, 6.50%, 12/25/2036	123,938	17,625
Series 2015-91, Class AC, 7.50%, 12/25/2036	1,015,708	1,072,361
Series 2006-126, Class AO, PO, 1/25/2037	122,612	105,861
Series 2007-1, Class SD, IF, 12.22%, 2/25/2037 (a)	32,521	55,163
Series 2007-14, Class OP, PO, 3/25/2037	41,228	36,087
Series 2007-22, Class SC, IF, IO, 1.62%, 3/25/2037 (a)	3,775	120
Series 2007-14, Class ES, IF, IO, 1.98%, 3/25/2037 (a)	1,450,273	156,164
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2009-63, Class P, 5.00%, 3/25/2037	6,568	6,463
Series 2007-16, Class FC, 5.21%, 3/25/2037 (a)	16,554	16,590
Series 2007-18, Class MZ, 6.00%, 3/25/2037	149,733	158,569
Series 2007-39, Class EF, 4.71%, 5/25/2037 (a)	14,751	14,559
Series 2007-46, Class ZK, 5.50%, 5/25/2037	58,876	61,761
Series 2007-54, Class WI, IF, IO, 1.64%, 6/25/2037 (a)	141,940	12,905
Series 2007-72, Class EK, IF, IO, 1.94%, 7/25/2037 (a)	400,243	44,448
Series 2007-65, Class KI, IF, IO, 2.16%, 7/25/2037 (a)	90,318	9,299
Series 2007-60, Class AX, IF, IO, 2.69%, 7/25/2037 (a)	127,567	17,751
Series 2007-76, Class ZG, 6.00%, 8/25/2037	81,153	83,455
Series 2007-78, Class CB, 6.00%, 8/25/2037	41,948	44,324
Series 2007-79, Class SB, IF, 7.65%, 8/25/2037 (a)	11,464	13,519
Series 2007-88, Class VI, IF, IO, 2.08%, 9/25/2037 (a)	58,056	4,893
Series 2009-86, Class OT, PO, 10/25/2037	192,698	164,377
Series 2007-100, Class SM, IF, IO, 1.99%, 10/25/2037 (a)	136,133	13,051
Series 2007-91, Class ES, IF, IO, 2.00%, 10/25/2037 (a)	194,155	21,399
Series 2007-112, Class SA, IF, IO, 1.99%, 12/25/2037 (a)	366,323	46,119
Series 2007-116, Class HI, IO, 1.22%, 1/25/2038 (a)	270,886	16,119
Series 2008-1, Class BI, IF, IO, 1.45%, 2/25/2038 (a)	107,200	8,914
Series 2008-12, Class CO, PO, 3/25/2038	205,928	181,402
Series 2008-16, Class IS, IF, IO, 1.74%, 3/25/2038 (a)	76,444	5,889
Series 2008-10, Class XI, IF, IO, 1.77%, 3/25/2038 (a)	63,022	5,733
Series 2008-20, Class SA, IF, IO, 2.53%, 3/25/2038 (a)	76,062	8,156
Series 2009-79, Class UA, 7.00%, 3/25/2038	6,867	7,064
Series 2008-32, Class SA, IF, IO, 2.39%, 4/25/2038 (a)	15,549	1,348
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2008-27, Class SN, IF, IO, 2.44%, 4/25/2038 (a)	34,386	3,667
Series 2008-44, PO, 5/25/2038	8,693	7,713
Series 2008-53, Class CI, IF, IO, 2.74%, 7/25/2038 (a)	37,819	3,786
Series 2011-47, Class ZA, 5.50%, 7/25/2038	174,883	179,300
Series 2008-80, Class SA, IF, IO, 1.39%, 9/25/2038 (a)	85,506	7,274
Series 2008-81, Class SB, IF, IO, 1.39%, 9/25/2038 (a)	88,721	6,091
Series 2008-80, Class GP, 6.25%, 9/25/2038	8,606	9,068
Series 2009-6, Class GS, IF, IO, 2.09%, 2/25/2039 (a)	39,602	3,253
Series 2009-4, Class BD, 4.50%, 2/25/2039	2,706	2,502
Series 2009-17, Class QS, IF, IO, 2.19%, 3/25/2039 (a)	38,556	3,474
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	112,422	17,105
Series 2009-47, Class MT, 7.00%, 7/25/2039	7,081	7,356
Series 2009-69, PO, 9/25/2039	49,456	40,415
Series 2009-84, Class WS, IF, IO, 1.44%, 10/25/2039 (a)	41,465	3,207
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	81,634	13,887
Series 2009-92, Class AD, 6.00%, 11/25/2039	12,684	12,686
Series 2009-99, Class SC, IF, IO, 1.72%, 12/25/2039 (a)	31,552	2,446
Series 2009-99, Class WA, 6.33%, 12/25/2039 (a)	115,957	118,428
Series 2009-103, Class MB, 6.72%, 12/25/2039 (a)	222,234	223,435
Series 2009-112, Class ST, IF, IO, 1.79%, 1/25/2040 (a)	97,405	10,183
Series 2009-113, Class FB, 5.01%, 1/25/2040 (a)	98,258	98,026
Series 2010-23, Class KS, IF, IO, 2.64%, 2/25/2040 (a)	56,563	4,787
Series 2010-1, Class WA, 6.27%, 2/25/2040 (a)	238,224	241,909
Series 2010-49, Class SC, IF, 3.73%, 3/25/2040 (a)	102,618	100,837
Series 2010-16, Class WB, 6.11%, 3/25/2040 (a)	550,942	559,349
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2010-16, Class WA, 6.45%, 3/25/2040 (a)	180,672	184,354
Series 2010-35, Class SB, IF, IO, 1.96%, 4/25/2040 (a)	73,564	4,959
Series 2010-40, Class FJ, 5.06%, 4/25/2040 (a)	12,481	12,481
Series 2010-42, Class S, IF, IO, 1.94%, 5/25/2040 (a)	32,561	2,847
Series 2010-43, Class FD, 5.06%, 5/25/2040 (a)	110,804	110,561
Series 2010-61, Class WA, 6.04%, 6/25/2040 (a)	75,776	77,038
Series 2010-68, Class SA, IF, IO, 0.54%, 7/25/2040 (a)	235,075	18,816
Series 2010-103, Class ME, 4.00%, 9/25/2040	283,947	277,918
Series 2010-111, Class AM, 5.50%, 10/25/2040	326,561	342,549
Series 2010-125, Class SA, IF, IO, 3.77%, 11/25/2040 (a)	243,527	10,674
Series 2010-130, Class CY, 4.50%, 11/25/2040	1,259,944	1,267,030
Series 2010-123, Class FL, 4.89%, 11/25/2040 (a)	28,795	28,607
Series 2010-147, Class SA, IF, IO, 2.07%, 1/25/2041 (a)	925,551	116,506
Series 2011-20, Class MW, 5.00%, 3/25/2041	1,674,114	1,666,526
Series 2011-30, Class LS, IO, 1.85%, 4/25/2041 (a)	156,962	10,994
Series 2011-75, Class FA, 5.01%, 8/25/2041 (a)	18,359	18,326
Series 2011-118, Class LB, 7.00%, 11/25/2041	262,710	280,575
Series 2011-118, Class MT, 7.00%, 11/25/2041	442,523	469,666
Series 2011-118, Class NT, 7.00%, 11/25/2041	443,192	473,774
Series 2013-2, Class LZ, 3.00%, 2/25/2043	34,490	24,117
Series 2013-4, Class AJ, 3.50%, 2/25/2043	830,316	791,987
Series 2013-92, PO, 9/25/2043	646,208	488,279
Series 2013-101, Class DO, PO, 10/25/2043	738,003	538,865
Series 2024-6, Class AL, 2.00%, 3/25/2044	13,198,709	9,984,008
Series 2018-11, Class LA, 3.50%, 7/25/2045	892,539	874,603
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	25

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2018-63, Class DA, 3.50%, 9/25/2048	440,517	408,865
Series 2018-68, Class DZ, 4.00%, 9/25/2048	972,418	921,518
Series 2019-20, Class H, 3.50%, 5/25/2049	1,350,473	1,241,372
Series 2019-32, Class SD, IF, IO, 1.59%, 6/25/2049 (a)	7,106,866	827,488
Series 2021-91, Class GB, 1.75%, 7/25/2049	17,803,450	15,038,145
Series 2010-103, Class SB, IF, IO, 1.64%, 11/25/2049 (a)	336,941	30,243
Series 2020-11, Class JW, 3.00%, 3/25/2050	3,056,000	2,294,572
Series 2020-36, Class SH, IF, IO, 1.59%, 6/25/2050 (a)	9,923,524	1,192,459
Series 2020-45, Class KG, 2.00%, 7/25/2050	3,556,893	2,911,908
Series 2020-61, Class SB, IF, IO, 3.53%, 9/25/2050 (a)	5,960,960	225,719
Series 2011-2, Class WA, 5.82%, 2/25/2051 (a)	48,997	51,003
Series 2011-43, Class WA, 5.72%, 5/25/2051 (a)	57,310	59,865
Series 2011-58, Class WA, 5.51%, 7/25/2051 (a)	331,598	326,327
Series 2022-1, Class CZ, 3.00%, 12/25/2051	2,736,229	1,597,077
Series 2012-21, Class WA, 5.63%, 3/25/2052 (a)	422,335	444,076
Series 2025-18, Class MA, 0.50%, 9/25/2054	37,070,922	30,634,887
Series 2025-29, Class LA, 2.00%, 5/25/2055	12,119,348	10,676,709
FNMA, REMIC Trust Series 2001-W4, Class AF6, 5.11%, 1/25/2032 (d)	1,095	1,093
FNMA, REMIC Trust, Whole Loan
Series 2004-W4, Class A7, 5.50%, 6/25/2034	262,003	263,085
Series 2007-W2, Class 1A1, 4.78%, 3/25/2037 (a)	124,242	122,813
Series 2007-W3, Class 1A3, 6.75%, 4/25/2037	49,782	50,542
Series 2007-W7, Class 1A4, IF, 12.40%, 7/25/2037 (a)	6,413	8,626
Series 2001-W3, Class A, 7.00%, 9/25/2041 (a)	174,708	174,706
Series 2002-W10, IO, 0.90%, 8/25/2042 (a)	782,634	30,656
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2003-W4, Class 2A, 5.10%, 10/25/2042 (a)	13,044	13,211
Series 2003-W1, Class 1A1, 4.72%, 12/25/2042 (a)	94,296	94,616
Series 2003-W1, Class 2A, 5.09%, 12/25/2042 (a)	64,874	65,151
Series 2004-W11, Class 1A1, 6.00%, 5/25/2044	225,832	235,255
Series 2006-W3, Class 2A, 6.00%, 9/25/2046	52,834	54,980
Series 2006-W3, Class 1AF1, 4.70%, 10/25/2046 (a)	36,165	35,738
Series 2009-W1, Class A, 6.00%, 12/25/2049	203,883	211,512
FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 4.69%, 6/27/2036 (a)	121,681	122,789
Series 2007-54, Class FA, 4.86%, 6/25/2037 (a)	54,034	53,583
Series 2007-64, Class FB, 4.83%, 7/25/2037 (a)	94,035	93,412
Series 2007-106, Class A7, 5.99%, 10/25/2037 (a)	23,645	23,831
Series 2003-7, Class A1, 6.50%, 12/25/2042	115,595	117,470
FNMA, STRIPS
Series 331, Class 13, IO, 7.00%, 11/25/2032	47,722	5,436
Series 345, Class 6, IO, 5.00%, 12/25/2033 (a)	21,561	2,482
Series 351, Class 7, IO, 5.00%, 4/25/2034 (a)	49,119	5,311
Series 356, Class 3, IO, 5.00%, 1/25/2035	62,902	7,695
Series 365, Class 8, IO, 5.50%, 5/25/2036	84,990	15,462
Series 373, Class 1, PO, 7/25/2036	531,633	463,949
Series 374, Class 5, IO, 5.50%, 8/25/2036	30,255	4,757
Series 393, Class 6, IO, 5.50%, 4/25/2037	13,858	1,266
Series 383, Class 32, IO, 6.00%, 1/25/2038	76,318	13,680
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 4.38%, 6/19/2035 (a)	118,710	116,399
GNMA
Series 2001-35, Class SA, IF, IO, 3.78%, 8/16/2031 (a)	14,234	29
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2003-41, Class ID, IO, 5.50%, 5/20/2033	82,167	746
Series 2010-41, Class WA, 5.81%, 10/20/2033 (a)	268,835	275,420
Series 2003-112, Class SA, IF, IO, 2.08%, 12/16/2033 (a)	108,881	527
Series 2004-28, Class S, IF, 7.36%, 4/16/2034 (a)	25,549	28,257
Series 2004-46, Class AO, PO, 6/20/2034	39,503	33,069
Series 2010-103, Class WA, 5.66%, 8/20/2034 (a)	144,022	146,958
Series 2004-73, Class JL, IF, IO, 2.08%, 9/16/2034 (a)	388,146	35,294
Series 2004-71, Class ST, IF, 7.00%, 9/20/2034 (a)	8,652	8,731
Series 2004-90, Class SI, IF, IO, 1.65%, 10/20/2034 (a)	115,708	6,247
Series 2005-68, Class DP, IF, 5.65%, 6/17/2035 (a)	19,777	21,615
Series 2010-14, Class CO, PO, 8/20/2035	260,510	219,879
Series 2005-58, Class NI, IO, 5.50%, 8/20/2035 (a)	342,570	33,117
Series 2005-68, Class KI, IF, IO, 1.85%, 9/20/2035 (a)	221,333	20,658
Series 2005-72, Class AZ, 5.50%, 9/20/2035	153,931	156,484
Series 2005-85, IO, 5.50%, 11/16/2035	83,810	2,893
Series 2010-14, Class BO, PO, 11/20/2035	45,023	37,999
Series 2006-16, Class OP, PO, 3/20/2036	40,508	33,849
Series 2006-22, Class AO, PO, 5/20/2036	28,424	23,751
Series 2006-34, PO, 7/20/2036	22,953	19,122
Series 2006-59, Class SD, IF, IO, 2.25%, 10/20/2036 (a)	39,095	2,520
Series 2011-22, Class WA, 5.78%, 2/20/2037 (a)	446,740	458,081
Series 2007-17, Class JO, PO, 4/16/2037	32,422	26,691
Series 2007-17, Class JI, IF, IO, 2.34%, 4/16/2037 (a)	235,793	19,156
Series 2010-129, Class AW, 5.83%, 4/20/2037 (a)	154,272	158,298
Series 2007-31, Class AO, PO, 5/16/2037	222,740	181,344
Series 2007-25, Class FN, 4.77%, 5/16/2037 (a)	31,088	30,887
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2007-28, Class BO, PO, 5/20/2037	5,392	4,415
Series 2007-26, Class SC, IF, IO, 1.75%, 5/20/2037 (a)	108,081	2,977
Series 2007-36, Class HO, PO, 6/16/2037	4,927	3,995
Series 2007-36, Class SE, IF, IO, 2.00%, 6/16/2037 (a)	98,549	1,428
Series 2007-36, Class SG, IF, IO, 2.02%, 6/20/2037 (a)	159,172	2,410
Series 2007-45, Class QA, IF, IO, 2.19%, 7/20/2037 (a)	48,914	3,309
Series 2007-40, Class SD, IF, IO, 2.30%, 7/20/2037 (a)	122,000	5,226
Series 2007-42, Class SB, IF, IO, 2.30%, 7/20/2037 (a)	120,968	5,246
Series 2007-53, Class SW, IF, 6.84%, 9/20/2037 (a)	15,348	16,784
Series 2009-79, Class OK, PO, 11/16/2037	72,480	60,750
Series 2007-74, Class SL, IF, IO, 2.07%, 11/16/2037 (a)	374,262	1,783
Series 2007-76, Class SA, IF, IO, 2.08%, 11/20/2037 (a)	102,556	549
Series 2007-79, Class SY, IF, IO, 2.10%, 12/20/2037 (a)	136,656	685
Series 2008-2, Class MS, IF, IO, 2.69%, 1/16/2038 (a)	79,974	6,391
Series 2008-1, PO, 1/20/2038	16,670	13,513
Series 2015-137, Class WA, 5.55%, 1/20/2038 (a)	142,573	147,802
Series 2008-13, Class PI, IO, 5.50%, 2/16/2038	188,879	13,363
Series 2008-10, Class S, IF, IO, 1.38%, 2/20/2038 (a)	54,723	689
Series 2009-106, Class ST, IF, IO, 1.55%, 2/20/2038 (a)	302,168	8,692
Series 2008-33, Class XS, IF, IO, 3.23%, 4/16/2038 (a)	59,791	3,382
Series 2008-36, Class SH, IF, IO, 1.85%, 4/20/2038 (a)	120,420	537
Series 2012-52, Class WA, 6.19%, 4/20/2038 (a)	1,188,555	1,231,775
Series 2008-40, Class SA, IF, IO, 1.93%, 5/16/2038 (a)	350,337	17,442
Series 2008-55, Class SA, IF, IO, 1.75%, 6/20/2038 (a)	60,456	842
Series 2008-62, Class SA, IF, IO, 1.70%, 7/20/2038 (a)	322,506	1,338
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	27

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2008-71, Class SC, IF, IO, 1.55%, 8/20/2038 (a)	20,905	81
Series 2012-59, Class WA, 5.57%, 8/20/2038 (a)	232,911	240,016
Series 2009-25, Class SE, IF, IO, 3.15%, 9/20/2038 (a)	57,723	2,042
Series 2011-97, Class WA, 6.08%, 11/20/2038 (a)	378,781	385,091
Series 2008-93, Class AS, IF, IO, 1.25%, 12/20/2038 (a)	97,935	5,783
Series 2008-96, Class SL, IF, IO, 1.55%, 12/20/2038 (a)	68,312	1,536
Series 2008-95, Class DS, IF, IO, 2.85%, 12/20/2038 (a)	228,193	2,222
Series 2011-163, Class WA, 5.84%, 12/20/2038 (a)	507,438	526,208
Series 2009-6, Class SA, IF, IO, 1.63%, 2/16/2039 (a)	71,752	269
Series 2009-10, Class SA, IF, IO, 1.50%, 2/20/2039 (a)	122,781	8,526
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	381,119	7,434
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	83,710	4,869
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	98,945	6,533
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	28,097	1,888
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	65,549	4,858
Series 2009-43, Class SA, IF, IO, 1.50%, 6/20/2039 (a)	80,637	3,697
Series 2009-42, Class SC, IF, IO, 1.63%, 6/20/2039 (a)	151,337	12,556
Series 2009-64, Class SN, IF, IO, 1.63%, 7/16/2039 (a)	90,935	5,162
Series 2009-54, Class JZ, 5.50%, 7/20/2039	643,192	665,037
Series 2009-67, Class SA, IF, IO, 1.58%, 8/16/2039 (a)	109,537	9,188
Series 2009-72, Class SM, IF, IO, 1.78%, 8/16/2039 (a)	197,398	15,767
Series 2009-106, Class AS, IF, IO, 1.93%, 11/16/2039 (a)	278,916	26,783
Series 2015-91, Class W, 5.27%, 5/20/2040 (a)	485,812	502,737
Series 2013-75, Class WA, 5.09%, 6/20/2040 (a)	215,451	221,452
Series 2011-137, Class WA, 5.59%, 7/20/2040 (a)	808,863	838,415
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2010-130, Class CP, 7.00%, 10/16/2040	145,920	156,031
Series 2010-157, Class OP, PO, 12/20/2040	405,958	348,957
Series 2020-187, Class WA, 3.76%, 7/16/2041 (a)	3,705,710	3,555,545
Series 2011-100, Class MY, 4.00%, 7/20/2041	707,301	696,530
Series 2012-24, Class WA, 5.52%, 7/20/2041 (a)	1,049,322	1,079,709
Series 2013-26, Class AK, 4.71%, 9/20/2041 (a)	493,595	500,109
Series 2014-188, Class W, 4.54%, 10/20/2041 (a)	512,719	517,791
Series 2012-141, Class WA, 4.52%, 11/16/2041 (a)	1,924,359	1,915,306
Series 2012-141, Class WC, 3.74%, 1/20/2042 (a)	974,639	930,069
Series 2012-141, Class WB, 4.00%, 9/16/2042 (a)	1,463,532	1,403,734
Series 2012-138, Class PT, 4.00%, 11/16/2042 (a)	1,551,682	1,501,788
Series 2013-54, Class WA, 4.88%, 11/20/2042 (a)	971,465	995,164
Series 2017-99, Class PT, 5.99%, 8/20/2044 (a)	516,905	542,204
Series 2021-103, Class WA, 4.23%, 6/20/2045 (a)	2,919,956	2,857,605
Series 2019-31, Class HC, 3.50%, 5/20/2046	1,299,362	1,263,475
Series 2018-160, Class PA, 3.50%, 7/20/2046	709,834	700,309
Series 2016-90, Class LI, IO, 4.00%, 7/20/2046	1,284,515	230,465
Series 2019-31, Class TS, IF, IO, 1.60%, 3/20/2049 (a)	13,804,111	1,367,046
Series 2019-111, IO, 5.00%, 4/20/2049	4,747,532	725,518
Series 2019-65, Class ST, IF, IO, 1.60%, 5/20/2049 (a)	6,779,713	727,164
Series 2020-133, Class IH, IO, 5.00%, 6/20/2049	2,975,599	323,139
Series 2019-112, Class GS, IF, IO, 1.62%, 9/20/2049 (a)	1,576,939	199,486
Series 2019-112, Class SG, IF, IO, 1.65%, 9/20/2049 (a)	2,207,157	215,506
Series 2023-43, Class B, 4.00%, 12/20/2049	15,265,435	14,432,830
Series 2020-47, Class AI, IO, 4.50%, 4/16/2050	4,343,090	842,009
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2020-85, Class IA, IO, 4.50%, 6/20/2050	17,374,566	2,685,802
Series 2020-95, Class HI, IO, 4.00%, 7/20/2050	8,287,746	1,433,931
Series 2020-97, Class AI, IO, 4.75%, 7/20/2050	8,843,619	1,605,560
Series 2020-97, Class IA, IO, 5.00%, 7/20/2050	11,362,132	2,049,651
Series 2020-133, Class KB, 1.00%, 8/20/2050	8,010,542	6,488,017
Series 2020-122, Class HI, IO, 3.00%, 8/20/2050	18,663,230	2,873,368
Series 2020-112, Class GI, IO, 4.50%, 8/20/2050	9,711,665	2,074,496
Series 2022-64, Class ZY, 2.50%, 9/20/2050	4,481,115	3,107,206
Series 2020-133, Class EI, IO, 3.00%, 9/20/2050	14,094,550	2,262,108
Series 2020-134, Class IH, IO, 3.00%, 9/20/2050	20,020,372	3,398,851
Series 2020-149, Class SH, IF, IO, 3.06%, 10/20/2050 (a)	17,202,509	446,132
Series 2020-149, Class TS, IF, IO, 3.06%, 10/20/2050 (a)	15,434,268	357,473
Series 2021-16, Class JI, IO, 3.00%, 12/20/2050	19,627,765	3,080,674
Series 2020-189, Class JI, IO, 3.50%, 12/20/2050	11,218,802	2,138,290
Series 2021-15, Class EI, IO, 2.50%, 1/20/2051	17,300,234	2,448,980
Series 2021-27, Class TI, IO, 3.00%, 2/20/2051	12,707,677	1,933,942
Series 2021-69, Class CI, IO, 3.50%, 4/20/2051	8,808,073	1,487,231
Series 2024-197, Class BN, 3.00%, 5/20/2051	17,294,484	16,114,544
Series 2021-226, Class ZH, 3.00%, 12/20/2051	1,279,431	742,004
Series 2022-179, Class WE, IF, 4.64%, 10/20/2052 (a)	4,206,307	4,155,922
Series 2022-190, Class LS, IF, 3.14%, 11/20/2052 (a)	8,471,054	8,020,452
Series 2023-53, Class SL, IF, 3.81%, 4/20/2053 (a)	7,751,936	7,173,323
Series 2023-55, Class MT, 4.50%, 4/20/2053	3,728,635	3,675,409
Series 2023-65, Class KS, IF, 3.51%, 5/20/2053 (a)	6,960,726	6,397,272
Series 2023-69, Class S, IF, 4.01%, 5/20/2053 (a)	5,545,342	5,303,656
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2023-89, Class BS, IF, 3.49%, 6/20/2053 (a)	6,756,803	6,207,617
Series 2023-115, Class TS, IF, 5.93%, 6/20/2053 (a)	4,393,177	4,520,658
Series 2023-101, Class S, IF, 3.21%, 7/20/2053 (a)	1,734,364	1,580,515
Series 2023-146, Class GO, PO, 10/20/2053	14,407,475	11,299,867
Series 2024-164, Class LO, PO, 6/20/2054	7,239,783	5,807,645
Series 2025-105, Class SM, IF, 3.69%, 6/20/2055 (a)	13,954,179	13,304,633
Series 2012-H24, Class FG, 4.87%, 4/20/2060 (a)	3,650	3,628
Series 2013-H03, Class FA, 4.74%, 8/20/2060 (a)	239	237
Series 2013-H05, Class FB, 4.87%, 2/20/2062 (a)	3,832	3,794
Series 2013-H07, Class MA, 4.99%, 4/20/2062 (a)	322	321
Series 2013-H02, Class HF, 4.74%, 11/20/2062 (a)	258	256
Series 2013-H01, Class JA, 4.76%, 1/20/2063 (a)	334,035	333,147
Series 2013-H04, Class SA, 4.86%, 2/20/2063 (a)	631,041	630,257
Series 2013-H08, Class BF, 4.84%, 3/20/2063 (a)	218,098	217,148
Series 2013-H07, Class HA, 4.85%, 3/20/2063 (a)	359,121	358,618
Series 2013-H09, Class HA, 1.65%, 4/20/2063	30,058	28,601
Series 2016-H13, Class FD, 4.43%, 5/20/2066 (a)	194,868	194,256
Series 2016-H13, Class FT, 5.02%, 5/20/2066 (a)	44,786	44,862
Series 2016-H11, Class FD, 5.08%, 5/20/2066 (a)	527,863	531,781
Series 2016-H26, Class FC, 5.44%, 12/20/2066 (a)	398,594	400,751
Series 2017-H05, Class FC, 5.19%, 2/20/2067 (a)	509,931	510,811
Series 2017-H08, Class XI, IO, 2.28%, 3/20/2067 (a)	1,894,161	80,800
Series 2017-H11, Class XI, IO, 2.24%, 5/20/2067 (a)	5,861,320	215,331
Series 2017-H14, Class XI, IO, 1.88%, 6/20/2067 (a)	2,706,748	78,078
Series 2017-H14, Class AI, IO, 2.29%, 6/20/2067 (a)	2,374,148	125,043
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	29

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2020-H11, Class GI, IO, 3.24%, 7/20/2067 (a)	772,292	11,829
Series 2017-H16, Class F, 4.63%, 8/20/2067 (a)	1,193,776	1,198,354
Series 2017-H17, Class FQ, 5.58%, 9/20/2067 (a)	1,952,489	1,964,992
Series 2017-H25, Class HI, IO, 2.05%, 10/20/2067 (a)	1,907,958	67,785
Series 2018-H04, Class FE, 4.92%, 2/20/2068 (a)	769,246	772,821
Series 2018-H18, Class AI, IO, 1.85%, 9/20/2068 (a)	44,271,262	2,774,608
Series 2019-H09, Class IB, IO, 1.84%, 4/20/2069 (a)	94,672	99
Series 2019-H14, Class IE, IO, 0.64%, 5/20/2069 (a)	2,333,922	61,914
Series 2019-H10, Class IB, IO, 1.98%, 5/20/2069 (a)	194,772	8
Series 2019-H12, Class JI, IO, 2.01%, 7/20/2069 (a)	2,380,966	10,295
Series 2019-H14, Class KI, IO, 2.24%, 7/20/2069 (a)	1,509,573	6,812
Series 2019-H15, Class IJ, IO, 2.22%, 8/20/2069 (a)	4,179,924	93,072
Series 2019-H18, Class CI, IO, 1.81%, 10/20/2069 (a)	20,593,075	1,119,215
Series 2019-H18, Class KI, IO, 2.34%, 11/20/2069 (a)	1,293,129	10,332
Series 2020-H02, Class DI, IO, 2.27%, 12/20/2069 (a)	3,377,086	31,958
Series 2020-H05, IO, 1.36%, 3/20/2070 (a)	19,368,854	1,128,753
Series 2020-H07, Class DI, IO, 1.48%, 4/20/2070 (a)	23,223,403	1,433,581
Series 2020-H09, Class IE, IO, 2.03%, 5/20/2070 (a)	5,456,960	226,694
Series 2020-H17, Class IJ, IO, 1.54%, 10/20/2070 (a)	9,411,822	450,824
Series 2020-H17, Class IK, IO, 1.72%, 10/20/2070 (a)	40,044,018	2,559,754
Series 2021-H01, Class AI, IO, 1.73%, 11/20/2070 (a)	77,507,856	4,621,593
Series 2020-H22, Class IH, IO, 1.09%, 12/20/2070 (a)	10,853,438	583,589
Series 2020-H22, Class JI, IO, 1.14%, 12/20/2070 (a)	110,931,991	5,845,628
Series 2021-H01, Class DI, IO, 1.88%, 12/20/2070 (a)	25,098,651	1,981,274
Series 2021-H02, Class JI, IO, 0.62%, 1/20/2071 (a)	26,463,572	1,254,652
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2021-H02, Class IH, IO, 0.74%, 1/20/2071 (a)	16,883,354	889,153
Series 2021-H02, Class IJ, IO, 1.25%, 1/20/2071 (a)	106,796,298	5,618,698
Series 2021-H02, Class HI, IO, 1.32%, 1/20/2071 (a)	28,035,489	767,264
Series 2021-H03, Class IN, IO, 0.59%, 2/20/2071 (a)	49,480,786	2,437,951
Series 2021-H03, Class IE, IO, 0.61%, 2/20/2071 (a)	7,580,096	308,114
Series 2021-H03, Class NI, IO, 0.73%, 2/20/2071 (a)	27,781,093	1,419,498
Series 2021-H03, Class TI, IO, 0.75%, 2/20/2071 (a)	54,393,562	2,759,092
Series 2021-H05, Class IQ, IO, 1.14%, 2/20/2071 (a)	75,358,927	3,424,611
Series 2021-H03, Class IP, IO, 1.23%, 2/20/2071 (a)	39,202,837	2,024,937
Series 2021-H03, Class PI, IO, 1.28%, 2/20/2071 (a)	31,559,039	1,591,729
Series 2021-H05, Class QI, IO, 0.35%, 3/20/2071 (a)	108,494,444	3,798,694
Series 2021-H06, Class IA, IO, 0.40%, 3/20/2071 (a)	17,545,583	552,698
Series 2023-H06, Class EI, IO, 0.73%, 3/20/2071 (a)	41,484,124	1,143,642
Series 2021-H06, Class QI, IO, 0.26%, 4/20/2071 (a)	40,998,751	1,309,156
Series 2021-H06, IO, 0.73%, 4/20/2071 (a)	72,221,529	3,258,368
Series 2021-H14, Class IY, IO, 0.03%, 9/20/2071 (a)	75,326,747	1,982,438
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	62,207	61,581
GS Mortgage-Backed Securities Trust
Series 2024-RPL2, Class A1, 3.75%, 7/25/2061 (a) (c)	6,309,858	6,168,277
Series 2024-RPL4, Class A1, 3.90%, 9/25/2061 (c) (d)	7,425,777	7,206,196
GSMPS Mortgage Loan Trust
Series 2001-2, Class A, 7.50%, 6/19/2032 (a) (c)	111,349	109,096
Series 2004-4, Class 1AF, 4.84%, 6/25/2034 (a) (c)	69,474	62,331
Series 2005-RP2, Class 1AF, 4.79%, 3/25/2035 (a) (c)	132,932	124,697
Series 2005-RP3, Class 1AS, IO, 3.73%, 9/25/2035 (a) (c)	418,128	7,752
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2005-RP3, Class 1AF, 4.79%, 9/25/2035 (a) (c)	919,880	788,925
Series 2006-RP2, Class 1AS2, IF, IO, 1.51%, 4/25/2036 ‡ (a) (c)	752,497	45,160
GSR Mortgage Loan Trust
Series 2003-7F, Class 1A4, 5.25%, 6/25/2033	75,656	75,884
Series 2003-13, Class 1A1, 5.71%, 10/25/2033 (a)	19,113	19,168
Series 2004-3F, Class 3A8, 13.50%, 2/25/2034	3,086	3,481
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	81,922	83,226
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	71,204	73,178
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	28,393	28,575
Series 2005-5F, Class 8A3, 4.94%, 6/25/2035 (a)	17,207	16,630
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	192,299	192,702
Series 2006-1F, Class 1AP, PO, 2/25/2036	44,578	29,241
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	1,089,794	444,852
Homeward Opportunities Fund Trust Series 2025-RRTL2, Class A1, 5.39%, 9/25/2040 ‡ (b) (c) (d)	2,865,000	2,869,092
Impac CMB Trust Series 2005-2, Class 2M1, 5.22%, 4/25/2035 (a)	10,111	9,798
Impac Secured Assets CMN Owner Trust Series 2001-8, Class A6, 6.44%, 1/25/2032	104,588	107,431
IndyMac INDX Mortgage Loan Trust Series 2006-AR3, Class 2A1A, 3.83%, 3/25/2036 (a)	58,650	40,000
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A2, 6.91%, 11/25/2033 (a)	32,525	32,176
Series 2006-A2, Class 5A3, 6.91%, 11/25/2033 (a)	58,838	58,207
Series 2004-A3, Class 4A1, 6.94%, 7/25/2034 (a)	1,338	1,332
Series 2006-A3, Class 6A1, 4.96%, 8/25/2034 (a)	18,628	18,467
Series 2006-A2, Class 4A1, 6.47%, 8/25/2034 (a)	74,037	75,310
Series 2004-S1, Class 1A7, 5.00%, 9/25/2034	4,009	3,836
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2004-A4, Class 1A1, 6.68%, 9/25/2034 (a)	10,429	10,047
Series 2005-A1, Class 3A4, 5.55%, 2/25/2035 (a)	36,175	34,733
Series 2007-A1, Class 5A2, 6.36%, 7/25/2035 (a)	25,148	25,505
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 5.89%, 10/25/2066 (c) (d)	3,105,406	3,105,176
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.74%, 4/25/2036 (a)	165,907	102,412
Series 2007-6, Class 1A8, 6.00%, 7/25/2037	8,107	7,187
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	310,764	75,425
LHOME Mortgage Trust
Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (c) (d)	5,780,000	5,789,957
Series 2025-RTL1, Class A1, 5.65%, 1/25/2040 (c) (d)	6,200,000	6,244,585
Series 2025-RTL2, Class A1, 5.61%, 4/25/2040 (a) (c)	7,590,000	7,651,125
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 6.74%, 4/21/2034 (a)	23,682	23,318
Series 2004-3, Class 4A2, 4.29%, 4/25/2034 (a)	17,596	15,778
Series 2004-4, Class 2A1, 6.80%, 5/25/2034 (a)	12,412	11,733
Series 2004-13, Class 3A7, 5.66%, 11/21/2034 (a)	118,551	113,817
Series 2004-15, Class 3A1, 7.24%, 12/25/2034 (a)	22,956	22,528
MASTR Alternative Loan Trust
Series 2003-4, Class 2A1, 6.25%, 6/25/2033	57,848	59,526
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	22,413	21,244
Series 2004-1, Class 30, PO, 2/25/2034	28,031	19,318
Series 2004-3, Class 30, PO, 4/25/2034	54,399	40,538
Series 2004-3, Class 30X1, IO, 6.00%, 4/25/2034	24,128	3,615
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	53,542	55,516
Series 2004-5, Class 30, PO, 6/25/2034	61,218	45,436
Series 2004-5, Class 30X1, IO, 6.00%, 6/25/2034	18,490	2,504
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	31

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2004-6, Class 30X1, IO, 5.50%, 7/25/2034	27,882	3,621
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	272,873	273,719
Series 2004-7, Class 30, PO, 8/25/2034	13,562	9,677
Series 2004-7, Class AX1, IO, 5.50%, 8/25/2034	52,843	6,207
Series 2005-3, Class AX2, IO, 6.00%, 4/25/2035	480,229	73,371
MASTR Asset Securitization Trust
Series 2003-12, Class 6A1, 5.00%, 12/25/2033	20,995	18,415
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (c)	31,204	26,783
Series 2004-1, Class 30, PO, 2/25/2034	4,019	3,013
Series 2004-3, PO, 3/25/2034	599	—
MASTR Reperforming Loan Trust Series 2005-2, Class 1A1F, 4.79%, 5/25/2035 (a) (c)	1,019,390	489,437
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (c)	33,717	25,456
Merrill Lynch Mortgage Investors Trust
Series 2003-A, Class 2A2, 5.29%, 3/25/2028 (a)	10,919	9,677
Series 2003-E, Class A1, 5.06%, 10/25/2028 (a)	81,221	77,152
Series 2003-F, Class A1, 5.08%, 10/25/2028 (a)	68,613	66,942
Series 2004-D, Class A2, 5.19%, 9/25/2029 (a)	41,913	40,857
Series 2004-E, Class A2A, 5.33%, 11/25/2029 (a)	18,840	17,959
Series 2003-A5, Class 2A6, 6.30%, 8/25/2033 (a)	37,099	36,175
Series 2004-A4, Class A2, 5.13%, 8/25/2034 (a)	64,266	60,868
Series 2004-1, Class 2A1, 5.35%, 12/25/2034 (a)	58,730	55,302
Merrill Lynch Mortgage Investors Trust MLMI
Series 2003-A4, Class 2A, 6.68%, 7/25/2033 (a)	21,896	21,092
Series 2005-A1, Class 3A, 5.83%, 12/25/2034 (a)	11,969	11,975
MFA Trust Series 2024-RPL1, Class A1, 4.25%, 2/25/2066 (a) (c)	10,332,093	9,939,275
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.64%, 4/25/2034 (a)	105,676	104,411
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

MortgageIT Trust Series 2005-5, Class A1, 4.96%, 12/25/2035 (a)	16,075	15,885
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (c)	127,045	114,809
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (c) (d)	11,910,000	11,993,244
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (c) (d)	7,700,000	7,728,535
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	22,300	22,441
Series 2003-A1, Class A1, 5.50%, 5/25/2033	3,467	3,474
Series 2003-A1, Class A2, 6.00%, 5/25/2033	7,329	7,459
Ocwen Loan Investment Trust
Series 2024-HB1, Class A, 3.00%, 2/25/2037 ‡ (c)	1,781,071	1,752,385
Series 2024-HB1, Class M2, 3.00%, 2/25/2037 ‡ (c)	1,390,000	1,337,349
Onity Loan Investment Trust Series 2025-HB1, Class M1, 3.00%, 6/25/2038 ‡ (a) (c)	4,115,000	3,870,070
PRET Trust Series 2024-RPL2, Class A1, 4.07%, 6/25/2064 (a) (c)	7,912,935	7,600,155
Prime Mortgage Trust
Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	52,313	52,360
Series 2005-4, Class 2, PO, 10/25/2035 ‡	43,601	33,841
PRPM LLC
Series 2023-RCF2, Class A1, 4.00%, 11/25/2053 (c) (d)	2,359,873	2,329,769
Series 2024-RCF1, Class A1, 4.00%, 1/25/2054 (c) (d)	3,615,086	3,558,596
Series 2024-RCF3, Class A1, 4.00%, 5/25/2054 (c) (d)	3,640,091	3,590,588
Series 2024-RPL1, Class A1, 4.20%, 12/25/2064 (c) (d)	8,445,728	8,331,096
Rain City Mortgage Trust Series 2024-RTL1, Class A1, 6.53%, 11/25/2029 (a) (c)	4,631,000	4,678,240
RALI Trust
Series 2003-QS9, Class A3, IF, IO, 3.11%, 5/25/2018 ‡ (a)	6	—
Series 2004-QA4, Class NB3, 7.82%, 9/25/2034 (a)	63,458	62,637
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2004-QA6, Class NB2, 4.41%, 12/26/2034 (a)	23,026	21,385
Series 2005-QA6, Class A32, 6.84%, 5/25/2035 (a)	446,478	234,024
Series 2005-QA10, Class A31, 5.19%, 9/25/2035 (a)	48,037	32,226
Series 2007-QS1, Class 1A1, 6.00%, 1/25/2037	84,758	67,796
Residential Asset Securitization Trust
Series 2003-A5, Class A1, 5.50%, 6/25/2033	74,205	76,366
Series 2004-IP2, Class 1A1, 6.42%, 12/25/2034 (a)	159,304	159,790
Series 2005-A16, Class AX, IO, 5.75%, 2/25/2036	461,771	80,291
Series 2006-A6, Class 2A13, 6.00%, 7/25/2036	163,805	77,971
RMF Buyout Issuance Trust Series 2020-HB1, Class M3, 4.75%, 10/25/2050 ‡ (a) (c)	3,300,000	2,940,392
Sequoia Mortgage Trust
Series 2003-1, Class 1A, 5.21%, 4/20/2033 (a)	71,296	66,962
Series 2004-8, Class A1, 5.15%, 9/20/2034 (a)	185,951	162,412
Series 2004-8, Class A2, 5.22%, 9/20/2034 (a)	129,933	120,772
Series 2004-9, Class A1, 5.13%, 10/20/2034 (a)	325,250	298,044
Series 2004-10, Class A1A, 5.07%, 11/20/2034 (a)	136,030	128,071
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1, 5.13%, 10/19/2034 (a)	137,930	131,921
Series 2005-AR5, Class A3, 4.97%, 7/19/2035 (a)	249,823	244,898
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-34A, Class 3A3, 5.65%, 11/25/2033 (a)	29,338	29,153
Series 2003-37A, Class 2A, 5.68%, 12/25/2033 (a)	208,107	205,151
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 5.08%, 9/25/2043 (a)	12,025	11,915
Series 2004-1, Class II2A, 2.52%, 3/25/2044 (a)	7,939	7,771
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 (c) (d)	1,314,379	1,294,528
Series 2019-3, Class M2, 4.25%, 2/25/2059 (a) (c)	7,550,000	6,543,044
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (a) (c)	15,482,484	13,836,078
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (c)	10,250,000	8,650,395
Vendee Mortgage Trust
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	23,660	23,684
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	6,975	7,020
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	21,509	21,812
Series 1998-1, Class 2E, 7.00%, 3/15/2028	27,190	27,458
Series 2010-1, Class DZ, 4.25%, 4/15/2040	1,095,830	1,068,989
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-S1, Class A5, 5.50%, 4/25/2033	82,075	83,549
Series 2003-S3, Class 1A4, 5.50%, 6/25/2033	28,269	28,001
Series 2003-AR8, Class A, 5.48%, 8/25/2033 (a)	59,898	58,603
Series 2003-AR7, Class A7, 5.67%, 8/25/2033 (a)	69,911	69,622
Series 2003-AR9, Class 2A, 5.71%, 9/25/2033 (a)	24,430	23,803
Series 2003-AR9, Class 1A6, 6.14%, 9/25/2033 (a)	230,066	228,448
Series 2003-S9, Class P, PO, 10/25/2033	3,178	2,502
Series 2003-S9, Class A8, 5.25%, 10/25/2033	189,924	188,864
Series 2003-AR11, Class A6, 6.66%, 10/25/2033 (a)	160,734	152,103
Series 2004-AR3, Class A1, 5.38%, 6/25/2034 (a)	12,841	12,057
Series 2004-AR3, Class A2, 5.38%, 6/25/2034 (a)	87,026	81,713
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	200,128	202,256
Series 2006-AR10, Class 2P, 4.25%, 9/25/2036 (a)	26,004	23,619
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	33

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-1, Class 1A1, 5.50%, 3/25/2035	22,262	21,967
Series 2005-2, Class 1A4, IF, IO, 0.61%, 4/25/2035 (a)	1,381,988	72,169
Series 2005-4, Class CB7, 5.50%, 6/25/2035	161,234	148,771
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	117,793	104,685
Series 2005-11, Class A4, IF, IO, 0.51%, 1/25/2036 (a)	2,194,297	111,752
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2004-RA2, Class 2A, 7.00%, 7/25/2033	86,838	90,292
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-U, Class A1, 7.33%, 10/25/2034 (a)	115,773	114,464
Series 2007-7, Class A7, 6.00%, 6/25/2037	57,736	52,477
Total Collateralized Mortgage Obligations (Cost $837,929,874)		816,401,407
Asset-Backed Securities — 11.9%
Accelerated Assets LLC Series 2018-1, Class B, 4.51%, 12/2/2033 (c)	381,035	376,360
Accelerated LLC Series 2021-1H, Class C, 2.35%, 10/20/2040 (c)	2,874,850	2,691,911
ACRE Commercial Mortgage Ltd. Series 2021-FL4, Class B, 6.37%, 12/18/2037 (a) (c)	1,434,840	1,421,370
Ajax Mortgage Loan Trust Series 2021-G, Class A, 4.88%, 6/25/2061 (a) (c)	1,994,574	1,992,749
AMSR Trust
Series 2021-SFR1, Class B, 2.15%, 6/17/2038 (c)	2,463,000	2,312,734
Series 2021-SFR1, Class D, 2.60%, 6/17/2038 (c)	3,400,000	3,195,818
Series 2021-SFR4, Class E2, 3.01%, 12/17/2038 (c)	12,965,000	12,484,231
Series 2022-SFR3, Class E1, 4.00%, 10/17/2039 (c)	8,181,000	7,928,463
Series 2023-SFR2, Class E1, 3.95%, 6/17/2040 (c)	10,000,000	9,492,923
Series 2024-SFR1, Class C, 4.29%, 7/17/2041 (c) (d)	6,887,000	6,695,647
Series 2024-SFR2, Class D, 4.15%, 11/17/2041 (c)	6,550,000	6,256,629
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2025-SFR1, Class C, 3.66%, 6/17/2042 (c)	6,095,000	5,741,224
Series 2025-SFR1, Class D, 3.66%, 6/17/2042 (c)	5,250,000	4,871,589
Bastion Funding I LLC Series 2023-1A, Class A2, 7.12%, 4/25/2038 ‡ (c)	3,562,678	3,586,178
Bridge Trust
Series 2024-SFR1, Class B, 4.30%, 8/17/2040 (c)	11,538,000	11,198,592
Series 2025-SFR1, Class B, 4.20%, 9/17/2042 (c)	12,150,000	11,644,757
Series 2025-SFR1, Class D, 4.20%, 9/17/2042 (c)	6,890,000	6,388,123
BXG Receivables Note Trust
Series 2022-A, Class C, 5.35%, 9/28/2037 (c)	2,949,265	2,904,401
Series 2023-A, Class B, 6.31%, 11/15/2038 (c)	1,851,146	1,890,425
Series 2023-A, Class C, 7.38%, 11/15/2038 (c)	1,907,907	1,955,714
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (c)	1,118,284	1,059,741
Cascade MH Asset Trust
Series 2019-MH1, Class A, 4.00%, 11/25/2044 (a) (c)	830,055	796,826
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (c)	5,456,000	4,948,709
Series 2021-MH1, Class M1, 2.99%, 2/25/2046 (c)	2,000,000	1,568,051
Series 2022-MH1, Class A, 4.25%, 8/25/2054 ‡ (c) (d)	6,594,229	6,417,655
Series 2024-MH1, Class A1, 5.69%, 11/25/2056 (a) (c)	8,344,300	8,603,328
Series 2024-MH1, Class M1, 6.26%, 11/25/2056 (a) (c)	2,850,000	2,957,159
CFMT LLC
Series 2024-HB13, Class M2, 3.00%, 5/25/2034 ‡ (a) (c)	1,830,000	1,751,128
Series 2023-HB11, Class M2, 4.00%, 2/25/2037 ‡ (a) (c)	4,750,000	4,664,080
Chase Funding Trust
Series 2002-3, Class 1A5, 5.91%, 6/25/2032 (d)	208,891	206,375
Series 2003-4, Class 1A5, 4.88%, 5/25/2033 (d)	176,871	174,096
Series 2003-6, Class 1A7, 4.83%, 11/25/2034 (d)	115,409	114,489
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
CoreVest American Finance Trust
Series 2017-2, Class M, 5.55%, 12/25/2027 (a) (c)	6,200,000	6,115,782
Series 2019-2, Class B, 3.42%, 6/15/2052 (c)	3,032,463	2,949,338
Series 2019-3, Class XB, IO, 1.51%, 10/15/2052 (a) (c)	27,000,000	1,251,404
Series 2019-3, Class XA, IO, 2.15%, 10/15/2052 (a) (c)	1,804,358	4,668
Series 2019-3, Class A, 2.71%, 10/15/2052 (c)	235,418	234,365
Series 2021-1, Class A, 1.57%, 4/15/2053 (c)	2,253,101	2,208,382
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (c)	1,569,152	1,566,266
Series 2021-1A, Class B, 2.05%, 11/21/2033 (c)	838,451	836,982
Series 2021-1A, Class C, 2.70%, 11/21/2033 (c)	1,427,840	1,425,552
Diversified ABS Holdings LLC Series 2024-2A, Class A, 6.56%, 9/30/2044 ‡ (c)	4,624,004	4,660,071
Diversified ABS Phase LLC Series 2024-1A, Class A1, 7.08%, 5/30/2044 ‡ (c)	4,397,892	4,445,333
E3 (Cayman Islands) Series 2019-1, Class B, 4.15%, 9/20/2055 ‡ (c)	985,519	829,604
Energy Assets, 8.11%, 8/25/2044 ‡	2,431,177	2,484,072
FirstKey Homes Trust
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 (c)	11,450,000	11,140,915
Series 2021-SFR1, Class E2, 2.49%, 8/17/2038 (c)	6,100,000	5,935,266
Series 2021-SFR2, Class C, 1.71%, 9/17/2038 (c)	4,000,000	3,861,444
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (c)	11,712,000	11,584,367
Series 2022-SFR1, Class E2, 5.00%, 5/19/2039 (c)	5,235,000	5,153,995
Series 2022-SFR2, Class E1, 4.50%, 7/17/2039 (c)	4,500,000	4,400,748
FMC GMSR Issuer Trust
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (c)	13,050,000	12,805,564
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (a) (c)	15,250,000	14,619,059
Series 2021-GT1, Class B, 4.36%, 7/25/2026 (a) (c)	7,300,000	6,935,737
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2021-GT2, Class A, 3.85%, 10/25/2026 (a) (c)	19,222,400	18,393,542
Series 2021-GT2, Class B, 4.44%, 10/25/2026 (a) (c)	3,600,000	3,417,922
Series 2024-SAT1, Class A, 6.50%, 3/26/2027 (a) (c)	13,600,000	13,779,554
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (c)	14,900,000	15,026,120
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (c)	1,000,000	1,013,284
Series 2022-GT2, Class A, 7.90%, 7/25/2027 (c)	8,000,000	8,127,733
Series 2022-GT2, Class B, 10.07%, 7/25/2027 (c)	3,357,000	3,484,140
FRTKL Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (c)	3,800,000	3,677,971
FW Energy Asset Issuer LLC, 7.15%, 8/25/2044 ‡	7,684,992	7,830,999
Goodgreen
Series 2019-2A, Class A, 2.76%, 4/15/2055 ‡ (c)	1,279,023	1,101,648
Series 2023-1A, Class A, 5.90%, 1/17/2061 ‡ (c)	5,503,058	5,485,115
Series 2023-1A, Class B, 5.90%, 1/17/2061 ‡ (c)	5,063,864	4,316,141
Goodgreen Ltd.
Series 2024-1A, Class A, 6.29%, 7/15/2056 ‡ (c)	10,681,774	10,402,979
Series 2024-1A, Class B, 8.12%, 7/15/2056 ‡ (c)	2,744,186	2,679,972
Goodgreen Trust Series 2017-1A, Class A, 3.74%, 10/15/2052 ‡ (c)	175,138	161,516
Grene 2023-Senior Series 2023-Senior, 5.50%, 1/17/2061 ‡	4,295,412	4,322,903
Grene Energy Senio, 11.00%, 1/25/2026 ‡	215,033	176,048
GS Mortgage-Backed Securities Trust Series 2025-SL1, Class A1, 5.85%, 11/25/2067 (a) (c)	13,471,988	13,611,330
HERO Funding (Cayman Islands)
Series 2017-3A, Class A1, 3.19%, 9/20/2048 ‡ (c)	3,008,186	2,781,684
Series 2017-3A, Class A2, 3.95%, 9/20/2048 ‡ (c)	494,746	468,002
HERO Funding III (Cayman Islands) Series 2017-1A, Class A, 3.50%, 9/21/2043 ‡ (c)	375,848	337,268
HERO Funding Trust
Series 2015-1A, Class A, 3.84%, 9/21/2040 ‡ (c)	10,975	10,722
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	35

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2016-2A, Class A, 3.75%, 9/20/2041 ‡ (c)	1,938,665	1,886,293
Series 2016-3A, Class A1, 3.08%, 9/20/2042 ‡ (c)	292,354	276,840
Series 2016-4A, Class A1, 3.57%, 9/20/2047 ‡ (c)	933,277	895,297
Series 2016-4A, Class A2, 4.29%, 9/20/2047 ‡ (c)	933,278	913,663
Series 2017-1A, Class A2, 4.46%, 9/20/2047 ‡ (c)	460,998	445,487
Series 2017-2A, Class A1, 3.28%, 9/20/2048 ‡ (c)	674,794	629,102
Series 2020-1A, Class A, 2.59%, 9/20/2057 ‡ (c)	4,161,015	3,652,735
Hilton Grand Vacations Trust
Series 2022-1D, Class C, 4.69%, 6/20/2034 (c)	671,846	668,858
Series 2022-2A, Class C, 5.57%, 1/25/2037 (c)	1,892,273	1,907,705
Series 2020-AA, Class B, 4.22%, 2/25/2039 (c)	795,884	791,229
Series 2024-1B, Class B, 5.99%, 9/15/2039 (c)	692,227	703,539
Series 2024-1B, Class C, 6.62%, 9/15/2039 (c)	1,308,939	1,341,899
Series 2024-3A, Class C, 5.71%, 8/27/2040 (c)	7,654,174	7,755,990
Series 2025-2A, Class C, 5.12%, 5/25/2044 (c)	5,025,000	5,040,244
HIN Timeshare Trust Series 2020-A, Class B, 2.23%, 10/9/2039 (c)	742,857	718,688
HINNT LLC
Series 2024-A, Class B, 5.84%, 3/15/2043 (c)	4,275,697	4,348,273
Series 2024-A, Class C, 6.32%, 3/15/2043 (c)	8,176,494	8,303,404
Series 2025-A, Class C, 5.89%, 3/15/2044 (c)	4,879,369	4,929,454
Home Partners of America Trust
Series 2021-2, Class D, 2.65%, 12/17/2026 (c)	11,513,948	11,114,685
Series 2021-2, Class E1, 2.85%, 12/17/2026 (c)	10,554,452	10,188,576
Series 2019-1, Class A, 2.91%, 9/17/2039 (c)	3,302,881	3,206,811
Series 2019-1, Class E, 3.60%, 9/17/2039 (c)	3,315,487	3,203,788
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Invitation Homes Trust
Series 2024-SFR1, Class B, 4.00%, 9/17/2041 (c)	6,434,000	6,240,487
Series 2024-SFR1, Class D, 4.25%, 9/17/2041 (c)	8,810,000	8,463,439
Jonah Energy ABS LLC
Series 2024-1A, Class A1, 6.50%, 8/10/2039 ‡ (c)	7,714,238	7,749,723
Series 2022-1, Class B, 7.63%, 8/10/2039 ‡ (c)	9,606,974	9,680,948
KGS-Alpha SBA COOF Trust
Series 2012-3, Class A, IO, 0.99%, 9/25/2026 ‡ (a) (c)	1,919	—
Series 2012-4, Class A, IO, 1.02%, 9/25/2037 ‡ (a) (c)	1,224,001	17,940
Series 2012-6, Class A, IO, 0.68%, 5/25/2039 ‡ (a) (c)	1,435,749	15,888
Series 2015-2, Class A, IO, 3.17%, 7/25/2041 ‡ (a) (c)	375,864	37,090
LFT CRE Ltd. Series 2021-FL1, Class C, 6.43%, 6/15/2039 (a) (c)	8,000,000	7,958,912
Long Beach Mortgage Loan Trust Series 2004-1, Class M1, 5.19%, 2/25/2034 (a)	164,963	163,941
Madison Avenue Manufactured Housing Contract Trust Series 2002-A, 0.30%, 3/25/2032 ‡	17,074,429	95,460
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 (c)	573,186	575,470
MVW LLC
Series 2020-1A, Class B, 2.73%, 10/20/2037 (c)	434,570	426,107
Series 2020-1A, Class C, 4.21%, 10/20/2037 (c)	289,713	286,511
Series 2023-1A, Class C, 6.54%, 10/20/2040 (c)	3,185,241	3,272,001
Series 2023-2A, Class C, 7.06%, 11/20/2040 (c)	2,263,266	2,325,285
Series 2021-1WA, Class B, 1.44%, 1/22/2041 (c)	837,468	803,583
Series 2021-1WA, Class C, 1.94%, 1/22/2041 (c)	1,373,364	1,317,017
Series 2022-2A, Class C, 7.62%, 10/21/2041 (c)	1,796,796	1,846,828
Series 2024-2A, Class C, 4.92%, 3/20/2042 (c)	3,802,399	3,747,006
Series 2025-1A, Class C, 5.75%, 9/22/2042 (c)	8,974,873	9,056,872
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2024-1A, Class C, 6.20%, 2/20/2043 (c)	1,192,174	1,214,675
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 4.83%, 11/25/2033 (d)	115,597	114,484
New Residential Mortgage Loan Trust Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (c)	6,152,000	5,951,046
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (c)	2,554,312	2,537,957
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (c)	3,550,905	3,484,156
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (c)	3,753,905	3,653,807
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (c)	4,800,027	4,780,096
Ocwen Loan Investment Trust Series 2023-HB1, Class M1, 3.00%, 6/25/2036 ‡ (a) (c)	1,550,000	1,522,960
Pagaya AI Technology in Housing Trust Series 2023-1, Class A, 3.60%, 10/25/2040 (c)	5,000,000	4,852,545
PRET LLC Series 2021-RN4, Class A1, 5.49%, 10/25/2051 (a) (c)	6,872,969	6,879,693
Progress Residential Trust
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027 (c)	11,300,000	11,103,982
Series 2021-SFR5, Class E1, 2.21%, 7/17/2038 (c)	6,775,000	6,625,003
Series 2021-SFR8, Class E2, 2.53%, 10/17/2038 (c)	6,000,000	5,835,801
Series 2022-SFR3, Class D, 4.45%, 4/17/2039 (c)	4,555,000	4,475,971
Series 2022-SFR3, Class E2, 5.60%, 4/17/2039 (c)	11,870,000	11,816,666
Series 2021-SFR7, Class C, 2.04%, 8/17/2040 (c)	6,246,000	5,815,434
Series 2021-SFR10, Class E1, 3.57%, 12/17/2040 (c)	6,539,212	6,255,405
Series 2022-SFR1, Class E1, 3.93%, 2/17/2041 (c)	10,000,000	9,588,001
Series 2024-SFR2, Class D, 3.40%, 4/17/2041 (a) (c)	2,576,000	2,422,392
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (a) (c)	2,625,000	2,431,770
Series 2025-SFR2, Class D, 3.56%, 4/17/2042 (c)	7,695,662	7,129,232
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 (d)	478,553	115,683
Renew (Cayman Islands)
Series 2017-1A, Class A, 3.67%, 9/20/2052 ‡ (c)	232,985	218,454
Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (c)	32,500	32,374
Series 2023-1A, Class A, 5.90%, 11/20/2058 ‡ (c)	13,227,764	13,091,301
Series 2024-1A, Class A, 6.21%, 11/20/2059 ‡ (c)	10,415,598	10,508,312
Repo Buyer RRI Trust, 0.00%, 4/14/2055 ‡	2,002,140	1,746,867
RFT TRUST Series 2024-2, Class A1, 7.11%, 9/27/2028 (c) (d)	14,686,369	14,670,948
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 2.83%, 1/25/2036 (d)	49,040	42,103
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037 (c)	1,135,182	1,122,053
Series 2021-1A, Class C, 1.79%, 11/20/2037 (c)	721,020	712,868
Series 2022-3A, Class C, 7.63%, 7/20/2039 (c)	1,706,701	1,765,084
Series 2023-2A, Class C, 7.30%, 4/20/2040 (c)	2,708,202	2,804,744
Series 2022-2A, Class C, 6.36%, 6/20/2040 (c)	1,394,954	1,406,168
Series 2024-2A, Class C, 5.83%, 6/20/2041 (c)	2,493,257	2,524,868
Series 2024-3A, Class C, 5.32%, 8/20/2041 (c)	4,302,930	4,325,533
Series 2024-1A, Class C, 5.94%, 1/20/2043 (c)	2,226,995	2,256,831
Series 2025-2A, Class C, 5.32%, 4/20/2044 (c)	3,659,411	3,700,719
Structured Asset Securities Corp. Pass-Through Certificates
Series 2002-AL1, Class A2, 3.45%, 2/25/2032	4,607	3,913
Series 2002-AL1, Class A3, 3.45%, 2/25/2032	77,582	16,255
Tricon Residential Trust Series 2022-SFR1, Class E1, 5.34%, 4/17/2039 (c)	5,669,000	5,623,313
vMobo, Inc., 7.46%, 7/18/2027 ‡	9,995,881	9,509,682
VOLT C LLC Series 2021-NPL9, Class A1, 5.99%, 5/25/2051 (c) (d)	5,501,825	5,499,279
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	37

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
VOLT CV LLC Series 2021-CF2, Class A1, 5.49%, 11/27/2051 (c) (d)	984,037	983,220
VOLT XCIV LLC Series 2021-NPL3, Class A1, 6.24%, 2/27/2051 (c) (d)	164,730	164,655
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (c) (d)	612,279	612,087
Westgate Resorts LLC
Series 2022-1A, Class B, 2.29%, 8/20/2036 (c)	1,439,109	1,420,618
Series 2024-1A, Class B, 6.56%, 1/20/2038 (c)	4,707,643	4,775,911
Series 2024-1A, Class C, 7.06%, 1/20/2038 (c)	3,870,885	3,929,019
Total Asset-Backed Securities (Cost $691,899,400)		703,423,988
Commercial Mortgage-Backed Securities — 9.3%
Acrc Series TL-2021A, 3.75%, 11/15/2026 ‡ (c)	6,666,667	6,488,667
BAMLL Commercial Mortgage Securities Trust Series 2014-520M, Class C, 4.35%, 8/15/2046 (a) (c)	2,500,000	1,711,724
BAMLL Re-REMIC Trust
Series 2024-FRR3, Class B, 1.46%, 1/27/2050 (a) (c)	13,000,000	12,226,328
Series 2024-FRR2, Class A, 2.46%, 7/27/2050 ‡ (a) (c)	15,000,000	13,986,337
Series 2025-FRR5, Class AK73, 2.05%, 2/27/2051 (a) (c)	17,316,000	15,961,023
Series 2025-FRR5, Class BK86, PO, 11/27/2051 (c)	15,438,000	12,920,587
Banc of America Re-REMIC Trust
Series 2024-FRR1, Class B, 0.00%, 4/27/2049 ‡ (c)	14,257,000	10,276,495
Series 2024-FRR1, Class A, 2.08%, 4/27/2049 ‡ (a) (c)	9,647,000	7,704,237
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (c)	5,000,000	4,875,771
CCH II Series 2021-1 A, Class A, 5.13%, 12/23/2026 ‡ (c)	1,884,039	1,804,910
Commercial Mortgage Trust
Series 2020-SBX, Class D, 2.40%, 1/10/2038 (a) (c)	4,000,000	3,975,320
Series 2013-CR9, Class XB, IO, 1.11%, 7/10/2045 (a) (c)	30,469,248	44,180
CSMC OA LLC
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (c)	13,600,000	12,478,136
Series 2014-USA, Class B, 4.18%, 9/15/2037 (c)	8,320,000	7,155,283
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2014-USA, Class C, 4.34%, 9/15/2037 (c)	6,000,000	4,740,060
Series 2014-USA, Class D, 4.37%, 9/15/2037 (c)	1,700,000	1,249,517
DBWF Mortgage Trust Series 2015-LCM, Class A1, 3.00%, 6/10/2034 (c)	178,721	175,592
FHLMC Series 2021-MN1, Class M1, 6.35%, 1/25/2051 (a) (c)	2,575,082	2,567,321
FHLMC Multi-Family ML Certificates Series 2021-ML09, Class XUS, IO, 1.55%, 2/25/2040 (a) (c)	54,778,933	5,898,130
FHLMC, Multi-Class Certificates Series 2021-P008, Class A1, 1.79%, 1/25/2033 (a)	14,810,936	12,628,602
FHLMC, Multi-Family Structured Pass-Through Certificates
Series Q013, Class XPT2, IO, 1.81%, 5/25/2027 (a)	42,793,589	1,038,100
Series K740, Class XAM, IO, 1.19%, 10/25/2027 (a)	33,000,000	689,548
Series KL06, Class XFX, IO, 1.46%, 12/25/2029 (a)	63,036,852	3,041,295
Series K128, Class XAM, IO, 0.83%, 3/25/2031 (a)	26,300,000	952,247
Series K-1518, Class X1, IO, 0.95%, 10/25/2035 (a)	105,886,990	6,263,152
Series K-1520, Class X1, IO, 0.58%, 2/25/2036 (a)	97,377,819	3,320,866
FNMA ACES
Series 2017-M3, Class A2, 2.56%, 12/25/2026 (a)	1,176,745	1,151,805
Series 2018-M7, Class A2, 3.13%, 3/25/2028 (a)	3,868,818	3,784,338
Series 2020-M39, Class 1A1, 0.75%, 9/25/2028	3,133,543	2,986,020
Series 2020-M38, Class 2A1, 1.59%, 11/25/2028	621,244	583,999
Series 2020-M38, Class X2, IO, 2.10%, 11/25/2028 (a)	4,918,505	206,711
Series 2020-M11, IO, 1.89%, 1/25/2029 (a)	69,162,842	2,999,309
Series 2018-M3, Class A2, 3.15%, 2/25/2030 (a)	797,119	767,124
Series 2020-M39, Class X1, IO, 2.05%, 7/25/2030 (a)	43,317,151	2,377,657
Series 2020-M50, Class A2, 1.20%, 10/25/2030	109,075	103,868
Series 2020-M50, Class X1, IO, 1.92%, 10/25/2030 (a)	1,676,020	65,215
SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. Morgan Exchange-Traded Funds	August 31, 2025

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2020-M49, Class 1A1, 1.30%, 11/25/2030 (a)	2,047,729	1,912,610
Series 2022-M4, Class 2A2, 1.25%, 12/25/2030 (a)	42,100,000	36,335,811
Series 2021-M4, Class A1, 0.96%, 2/25/2031	5,759,085	5,554,201
Series 2022-M1G, Class A2, 1.58%, 9/25/2031 (a)	23,600,000	20,454,089
Series 2021-M2S, Class A2, 1.87%, 10/25/2031 (a)	1,041,007	910,734
Series 2022-M3, Class A2, 1.76%, 11/25/2031 (a)	18,900,000	16,248,392
Series 2022-M8, Class A1, 2.00%, 12/25/2031 (a)	577,643	559,531
Series 2022-M8, Class A2, 2.00%, 12/25/2031 (a)	3,370,000	2,927,177
Series 2022-M10, Class A2, 1.99%, 1/25/2032 (a)	26,000,000	22,688,323
Series 2022-M1S, Class A2, 2.15%, 4/25/2032 (a)	22,730,000	19,887,273
Series 2022-M2S, Class A1, 3.88%, 5/25/2032 (a)	48,232	48,036
Series 2022-M13, Class A2, 2.68%, 6/25/2032 (a)	15,000,000	13,565,742
Series 2023-M4, Class A1, 3.89%, 9/25/2032 (a)	7,336,430	7,295,324
Series 2023-M8, Class A1, 4.63%, 11/25/2032 (a)	3,013,376	3,055,896
Series 2021-M6, Class A1, 1.54%, 3/25/2033 (a)	3,260,347	3,126,439
Series 2023-M8, Class A2, 4.63%, 3/25/2033 (a)	6,345,000	6,382,948
Series 2024-M2, Class A1, 4.77%, 4/25/2033 (a)	14,334,426	14,624,651
Series 2021-M12, Class 2A2, 2.20%, 5/25/2033 (a)	5,000,000	4,231,471
Series 2024-M2, Class A2, 3.75%, 8/25/2033	5,000,000	4,726,210
Series 2021-M3, Class X1, IO, 2.01%, 11/25/2033 (a)	11,948,491	770,406
Series 2019-M10, Class X, IO, 0.58%, 5/25/2049 (a)	48,954,555	1,349,467
FREMF Mortgage Trust
Series 2018-KBX1, Class B, 3.62%, 1/25/2026 (a) (c)	2,400,000	2,379,289
Series 2019-K736, Class B, 3.86%, 7/25/2026 (a) (c)	6,500,000	6,431,710
Series 2017-K66, Class B, 4.17%, 7/25/2027 (a) (c)	1,000,000	986,984
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

Series 2019-KS11, Class B, 4.98%, 6/25/2029 (a) (c)	8,000,000	7,706,058
Series 2019-KS12, Class B, 7.26%, 8/25/2029 (a)	9,898,221	9,899,728
Series 2020-KHG2, Class C, 3.17%, 2/25/2030 (a) (c)	10,000,000	8,523,766
Series 2021-KLU3, Class BFX, 4.40%, 1/25/2031 (a) (c)	4,862,311	4,510,551
Series 19K-1511, Class B, 4.72%, 3/25/2034 (a) (c)	3,500,000	3,123,865
Series 2016-K54, Class C, 4.23%, 4/25/2048 (a) (c)	3,691,000	3,662,227
Series 2016-K56, Class B, 4.10%, 6/25/2049 (a) (c)	1,600,000	1,584,918
Series 2017-K69, Class C, 3.85%, 10/25/2049 (a) (c)	2,765,000	2,691,739
Series 2016-K59, Class B, 3.69%, 11/25/2049 (a) (c)	1,902,000	1,874,343
Series 2017-K65, Class C, 4.22%, 7/25/2050 (a) (c)	3,662,000	3,606,669
Series 2017-K71, Class B, 3.88%, 11/25/2050 (a) (c)	1,240,000	1,215,167
Series 2018-K73, Class B, 3.98%, 2/25/2051 (a) (c)	1,150,000	1,130,857
Series 2018-K75, Class B, 4.11%, 4/25/2051 (a) (c)	3,000,000	2,958,234
Series 2018-K78, Class B, 4.27%, 6/25/2051 (a) (c)	3,449,000	3,401,984
Series 2018-K79, Class C, 4.35%, 7/25/2051 (a) (c)	4,030,000	3,943,326
Series 2018-K81, Class B, 4.31%, 9/25/2051 (a) (c)	2,000,000	1,982,490
Series 2019-K88, Class B, 4.53%, 2/25/2052 (a) (c)	4,000,000	3,974,516
Series 2019-K94, Class C, 4.10%, 7/25/2052 (a) (c)	6,750,000	6,383,425
Series 2019-K100, Class C, 3.61%, 11/25/2052 (a) (c)	7,140,000	6,768,394
Series 2020-K737, Class B, 3.44%, 1/25/2053 (a) (c)	4,832,000	4,749,874
GAM Re-REMIC Trust
Series 2022-FRR3, Class BK71, 1.96%, 11/27/2050 (a) (c)	8,000,000	7,339,059
Series 2021-FRR1, Class 2A, PO, 11/29/2050 ‡ (c)	3,300,000	2,915,831
GNMA
Series 2012-147, Class AK, 2.79%, 4/16/2054 (a)	3,885,557	3,618,043
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	39

JPMorgan Mortgage-Backed Securities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF August 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2017-76, Class B, 2.60%, 12/16/2056	4,888,085	3,583,739
Series 2020-121, Class B, 1.50%, 8/16/2060	11,062,373	8,306,286
Series 2021-211, Class AC, 1.30%, 1/16/2063	3,693,615	2,740,200
Hudson Yards Mortgage Trust Series 2019-30HY, Class A, 3.23%, 7/10/2039 (c)	4,180,000	3,977,869
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (c)	2,686,000	2,553,825
MHC Commercial Mortgage Trust Series 2021-MHC, Class E, 6.58%, 4/15/2038 (a) (c)	1,920,000	1,921,800
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (c)	5,000,000	4,425,000
Series 2019-PARK, Class E, 2.72%, 12/15/2036 (c)	7,000,000	4,836,300
Multi-Family Connecticut Avenue Securities Trust
Series 2023-01, Class M7, 8.35%, 11/25/2053 (a) (c)	7,891,502	8,226,738
Series 2024-01, Class M7, 7.10%, 7/25/2054 (a) (c)	1,164,244	1,179,774
P4 SFR Series 2019-STl A, 7.25%, 10/11/2026 ‡	2,465,254	2,428,276
RFM Re-REMIC Trust Series 2024-FRR2, Class A100, PO, 11/27/2052 ‡ (c)	11,000,000	8,924,958
ROCK Trust
Series 2024-CNTR, Class B, 5.93%, 11/13/2041 (c)	5,000,000	5,171,120
Series 2024-CNTR, Class C, 6.47%, 11/13/2041 (c)	15,580,000	16,152,415
SLG Office Trust
Series 2021-OVA, Class A, 2.59%, 7/15/2041 (c)	6,500,000	5,776,832
Series 2021-OVA, Class E, 2.85%, 7/15/2041 (c)	7,000,000	5,902,667
Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Class XC, IO, 0.00%, 3/15/2045 (a) (c)	24,512	—
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE, Class A, 5.73%, 2/15/2040 (a) (c)	1,320,302	1,319,064
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.20%, 3/15/2045 (a) (c)	750,000	652,720
Total Commercial Mortgage-Backed Securities (Cost $553,468,437)		551,296,835
U.S. Treasury Obligations — 2.8%
U.S. Treasury Bonds
1.13%, 5/15/2040	63,000,000	39,205,195
2.38%, 2/15/2042	83,610,000	60,519,269
3.38%, 8/15/2042	10,000,000	8,340,625
3.88%, 2/15/2043	3,000,000	2,665,664
3.63%, 8/15/2043	25,000,000	21,322,266
2.25%, 2/15/2052	25,000,000	14,944,336
3.63%, 2/15/2053	17,000,000	13,607,305
U.S. Treasury Notes 2.88%, 5/15/2032	5,000,000	4,696,484
U.S. Treasury STRIPS Bonds 4.63%, 11/15/2030 (e)	150,000	123,012
Total U.S. Treasury Obligations (Cost $198,575,439)		165,424,156
Corporate Bonds — 0.2%
Financial Services — 0.1%
CFIN 2022-RTL1 Issuer LLC Class A, 0.00%, 8/17/2027 ‡	8,088,722	8,088,722
Health Care Providers & Services — 0.1%
Triad Holdings III LLC 0.00%, 4/1/2052 ‡	6,658,727	6,658,727
Total Corporate Bonds (Cost $14,747,449)		14,747,449
	SHARES
Short-Term Investments — 3.0%
Investment Companies — 3.0%
JPMorgan Prime Money Market Fund Class IM Shares, 4.36% (f) (g) (Cost $174,309,036)	174,264,041	174,316,320
Total Investments — 101.1% (Cost $6,179,272,808)		5,973,058,062
Liabilities in Excess of Other Assets — (1.1)%		(67,421,088)
NET ASSETS — 100.0%		5,905,636,974

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. Morgan Exchange-Traded Funds	August 31, 2025

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of August 31, 2025.
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of August
31, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the
underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying
mortgages of these securities increase, the yield on these
securities increases.

REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
STRIPS
Separate Trading of Registered Interest and Principal of Securities.
The STRIPS Program lets investors hold and trade individual
interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

‡	Value determined using significant unobservable inputs.
(a)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. The interest rate shown is the current rate as of August 31, 2025.

(b)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future
contingent upon a predetermined trigger. The interest rate shown is the current rate as of August 31, 2025.

(e)	The rate shown is the effective yield as of August 31, 2025.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of August 31, 2025.
Futures contracts outstanding as of August 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	595	12/19/2025	USD	66,946,797	306,185
U.S. Treasury 10 Year Ultra Note	263	12/19/2025	USD	30,092,953	186,566
U.S. Treasury Long Bond	51	12/19/2025	USD	5,826,750	1,508
U.S. Treasury 5 Year Note	1,280	12/31/2025	USD	140,160,000	577,555
					1,071,814

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	41

STATEMENT OF ASSETS AND LIABILITIES
AS OF August 31, 2025 (Unaudited)

JPMorgan Mortgage-Backed Securities ETF
ASSETS:
Investments in non-affiliates, at value	$5,798,741,742
Investments in affiliates, at value	174,316,320
Cash	336,349
Deposits at broker for futures contracts	3,723,000
Receivables:
Investment securities sold	8,424
Investment securities sold — delayed delivery securities	2,942,344
Interest from non-affiliates	19,652,947
Dividends from affiliates	20,800
Total Assets	5,999,741,926
LIABILITIES:
Payables:
Investment securities purchased	13,278,274
Investment securities purchased — delayed delivery securities	79,483,683
Variation margin on futures contracts	86,566
Accrued liabilities:
Investment advisory fees	719,161
Administration fees	370,828
Printing and mailing costs	68,623
Custodian and accounting fees	57,055
Trustees’ and Chief Compliance Officer’s fees	204
Other	40,558
Total Liabilities	94,104,952
Net Assets	$5,905,636,974
NET ASSETS:
Paid-in-Capital	$6,246,164,042
Total distributable earnings (loss)	(340,527,068)
Total Net Assets	$5,905,636,974
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001) (a)	116,747,366
Net asset value, per share	$50.58
Cost of investments in non-affiliates	$6,004,963,772
Cost of investments in affiliates	174,309,036

(a)
JPMorgan Morgtage-Backed Securities ETF acquired all of the assets and liabilities of the JPMorgan Mortgage-Backed Securities Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on June 27, 2025. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan Mortgage-Backed Securities ETF and will be used going forward. As a result, the information prior to close of business on June 27, 2025, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. Morgan Exchange-Traded Funds	August 31, 2025

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED August 31, 2025 (Unaudited)

JPMorgan Mortgage-Backed Securities ETF (a)
INVESTMENT INCOME:
Interest income from non-affiliates	$126,908,960
Dividend income from affiliates	4,489,401
Total investment income	131,398,361
EXPENSES:
Investment advisory fees	7,373,190
Administration fees	2,211,968
Distribution fees (See Note 3.C.)	105,305
Service fees (See Note 3.D.)	2,822,848
Custodian and accounting fees	184,695
Interest expense to non-affiliates	3,250
Interest expense to affiliates	37,554
Professional fees	48,492
Trustees’ and Chief Compliance Officer’s fees	18,516
Printing and mailing costs	250,649
Registration and filing fees	143,761
Transfer agency fees (See Note 2.H.)	22,675
Other	43,785
Total expenses	13,266,688
Less fees waived	(3,444,741)
Less expense reimbursements	(1,052,664)
Net expenses	8,769,283
Net investment income (loss)	122,629,078
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(4,016,703)
Investments in affiliates	27,926
Futures contracts	2,511,758
Net realized gain (loss)	(1,477,019)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	33,968,413
Investments in affiliates	(54,561)
Futures contracts	(378,823)
Change in net unrealized appreciation/depreciation	33,535,029
Net realized/unrealized gains (losses)	32,058,010
Change in net assets resulting from operations	$154,687,088

(a)
JPMorgan Morgtage-Backed Securities ETF acquired all of the assets and liabilities of the JPMorgan Mortgage-Backed Securities Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on June 27, 2025. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan Mortgage-Backed Securities ETF and will be used going forward. As a result, the information prior to close of business on June 27, 2025, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	43

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan Mortgage-Backed Securities ETF
	Six Months Ended August 31, 2025 (Unaudited)(a)	Year Ended February 28, 2025 (a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$122,629,078	$229,363,797
Net realized gain (loss)	(1,477,019)	(6,908,851)
Change in net unrealized appreciation/depreciation	33,535,029	155,533,975
Change in net assets resulting from operations	154,687,088	377,988,921
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(104,063,746)	(230,192,259)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(101,276,753)	687,119,980
NET ASSETS:
Change in net assets	(50,653,411)	834,916,642
Beginning of period	5,956,290,385	5,121,373,743
End of period	$5,905,636,974	$5,956,290,385

(a)
JPMorgan Morgtage-Backed Securities ETF acquired all of the assets and liabilities of the JPMorgan Mortgage-Backed Securities Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on June 27, 2025. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan Mortgage-Backed Securities ETF and will be used going forward. As a result, the information prior to close of business on June 27, 2025, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. Morgan Exchange-Traded Funds	August 31, 2025

	JPMorgan Mortgage-Backed Securities ETF
	Six Months Ended August 31, 2025 (Unaudited)(a)	Year Ended February 28, 2025(a)
CAPITAL TRANSACTIONS: (b)
Proceeds from shares issued	$472,052,861	$914,226,164
Distributions reinvested	31,704,893	96,193,948
Cost of shares redeemed	(587,789,891)	(1,062,208,255)
Change in net assets resulting from capital transactions	(84,032,137)	(51,788,143)
Class A
Proceeds from shares issued	4,825,608	30,810,695
Distributions reinvested	1,308,461	3,720,871
Cost of shares redeemed	(17,253,061)	(35,479,945)
Change in net assets resulting from Class A capital transactions	(11,118,992)	(948,379)
Class C
Proceeds from shares issued	258,126	1,351,532
Distributions reinvested	117,002	282,200
Cost of shares redeemed	(1,355,312)	(2,405,109)
Change in net assets resulting from Class C capital transactions	(980,184)	(771,377)
Class I
Proceeds from shares issued	484,660,595	1,526,575,006
Distributions reinvested	36,097,678	92,985,255
Cost of shares redeemed	(525,903,713)	(878,932,382)
Change in net assets resulting from Class I capital transactions	(5,145,440)	740,627,879
Total change in net assets resulting from capital transactions	$(101,276,753)	$687,119,980

(a)
JPMorgan Morgtage-Backed Securities ETF acquired all of the assets and liabilities of the JPMorgan Mortgage-Backed Securities Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on June 27, 2025. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan Mortgage-Backed Securities ETF and will be used going forward. As a result, the information prior to close of business on June 27, 2025, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
(b)
Reflects reorganization from JPMorgan Mortgage-Backed Securities Fund on June 27, 2025. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	45

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)
	JPMorgan Mortgage-Backed Securities ETF
	Six Months Ended August 31, 2025 (Unaudited)(a)	Year Ended February 28, 2025(a)
SHARE TRANSACTIONS: (b)
Issued	9,456,565	90,272,575
Reinvested	637,984	9,515,388
Redeemed	(11,825,670)	(104,641,601)
Change in Shares	(1,731,121)	(4,853,638)
Class A
Issued	96,929	2,933,567
Reinvested	26,338	356,606
Redeemed	(346,628)	(3,391,776)
Change in Class A Shares	(223,361)	(101,603)
Class C
Issued	5,183	134,420
Reinvested	2,355	27,987
Redeemed	(27,245)	(237,689)
Change in Class C Shares	(19,707)	(75,282)
Class I
Issued	9,726,349	150,593,654
Reinvested	726,620	9,190,084
Redeemed	(10,569,541)	(86,763,659)
Change in Class I Shares	(116,572)	73,020,079

(a)
JPMorgan Morgtage-Backed Securities ETF acquired all of the assets and liabilities of the JPMorgan Mortgage-Backed Securities Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on June 27, 2025. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan Mortgage-Backed Securities ETF and will be used going forward. As a result, the information prior to close of business on June 27, 2025, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
(b)
Reflects reorganization from JPMorgan Mortgage-Backed Securities Fund on June 27, 2025. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. Morgan Exchange-Traded Funds	August 31, 2025

THIS PAGE IS INTENTIONALLY LEFT BLANK

47

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance (a)
		Investment operations			Distributions
	Net asset value beginning of period	Net investment income (loss)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total Distributions
JPMorgan Mortgage-Backed Securities ETF (h)
Six Months Ended August 31, 2025 (Unaudited)	$50.11	$1.06	$0.31	$1.37	$(0.90)	$—	$(0.90)
Year Ended February 28, 2025	48.84	2.05	1.27	3.32	(2.05)	—	(2.05)
Year Ended February 29, 2024	48.74	1.81	0.05	1.86	(1.76)	—	(1.76)
Year Ended February 28, 2023	54.16	1.37	(5.42)	(4.05)	(1.37)	—	(1.37)
Year Ended February 28, 2022	56.06	0.88	(1.85)	(0.97)	(0.88)	(0.05)	(0.93)
Year Ended February 28, 2021	56.36	1.37	0.23	1.60	(1.41)	(0.49)	(1.90)

(a)	Per share amounts reflect the conversion of the Acquired Fund into the Fund as of the close of business on June 27, 2025. See Note 1.
(b)	Annualized for periods less than one year, unless otherwise noted.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)
JPMorgan Mortgage-Backed Securities ETF acquired all of the assets and liabilities of the Acquired Fund in a reorganization that occurred as of the close of business on June 27, 2025. Market price returns are calculated using the official closing price of the JPMorgan Mortgage-Backed Securities ETF on the listing exchange as of the time that the JPMorgan Mortgage-Backed Securities ETF's net asset value ("NAV") is calculated. Prior to the JPMorgan Mortgage-Backed
Securities ETF's listing on June 30, 2025, the NAV performance of the Class R6 Shares of the Acquired Fund are used as proxy market price returns.

(g)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(h)
JPMorgan Mortgage-Backed Securities ETF (the “Fund”) acquired all of the assets and liabilities of the JPMorgan Mortgage-Backed Securities Fund (“Acquired
Fund”) in a reorganization that occurred as of the close of business on June 27, 2025. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Acquired Fund’s Class R6
Shares for the period March 1, 2020 up through the reorganization.

(i)	Certain non-recurring expenses incurred by the Fund were not annualized for the period indicated.
SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. Morgan Exchange-Traded Funds	August 31, 2025

		Ratios/Supplemental data
					Ratios to average net assets (b)
Net asset value, end of period	Market price, end of period	Total Return(d)(e)	Market price total return(d)(f)	Net assets, end of period	Net expenses(g)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate(d)

$50.58	$50.64	2.77%	2.90%	$5,905,636,974	0.24%(i)	4.22%(i)	0.35%(i)	32%
50.11	50.11	6.95	6.95	2,510,782,679	0.23	4.14	0.35	88
48.84	48.84	3.87	3.87	2,494,421,238	0.25	3.68	0.35	20
48.74	48.74	(7.54)	(7.54)	2,039,339,476	0.25	2.69	0.35	57
54.16	54.16	(1.78)	(1.78)	2,462,649,733	0.24	1.57	0.35	132
56.06	56.06	2.88	2.88	2,599,085,152	0.23	2.45	0.35	93
SEE NOTES TO FINANCIAL STATEMENTS.

August 31, 2025	J.P. Morgan Exchange-Traded Funds	49

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited)
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. JPMorgan Mortgage-Backed Securities ETF (the “Fund”) is a separate diversified series of the Trust covered in this report.
As of the close of business on June 27, 2025 (the "Closing Date"), pursuant to an Agreement and Plan of Reorganization and Liquidation previously approved by the Board of Trustees of the Trust (the “Board”), JPMorgan Mortgage-Backed Securities Fund (a mutual fund) (the “Acquired Fund” or “Mortgage-Backed Securities Fund”), a series of JPMorgan Trust II, was reorganized (the "Reorganization") into the Fund, a newly created exchange-traded fund. Following the Reorganization, the Acquired Fund’s performance (Class R6 Shares) and financial history were adopted by the Fund. In connection with the Reorganization, each shareholder of the Acquired Fund (except as noted below) received shares of the Fund equal in value to the number of shares of the Acquired Fund they owned on the Closing Date, including a cash payment in lieu of fractional shares of the Fund, which cash payment might have been taxable. Shareholders of the Acquired Fund who did not hold their shares through a brokerage account that could accept shares of the Fund on the Closing Date had their Acquired Fund shares liquidated, and such shareholders received cash equal in value to their Acquired Fund shares, which cash payment might have been taxable. Shareholders of the Acquired Fund who held their shares through a fund direct individual retirement account and did not take action prior to the Reorganization had their Acquired Fund shares exchanged for Morgan Shares of JPMorgan U.S. Government Money Market Fund equal in value to their Acquired Fund shares. The Fund has the same investment adviser, investment objective and fundamental investment policies and substantially similar investment strategies as the Acquired Fund. Effective as of the close of business on the Closing Date, the Acquired Fund ceased operations in connection with the consummation of the Reorganization.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Fund.
Costs incurred by the Fund and the Acquired Fund associated with the Reorganization (including the legal costs associated with the Reorganization) were borne by the Adviser by waiving fees or reimbursing expenses to offset the costs incurred by the Fund and Acquired Fund associated with the Reorganization, including any brokerage fees and expenses incurred by the Fund and Acquired Fund related to the disposition and acquisition of assets as part of a Reorganization. Brokerage fees and expenses related to the disposition and acquisition of assets (including any disposition to raise cash to pay redemption proceeds) that were incurred in the ordinary course of business were borne by the Fund and the Acquired Fund. The management fee of the Fund is the same as the management fee of the Acquired Fund. The total annual fund operating expenses of the Fund are expected to be lower than the net expenses of each share class of the Acquired Fund after taking into consideration the expense limitation agreement the Adviser has entered into with the Fund for a term ending on July 31, 2026. The Reorganization did not result in the material change to the Acquired Fund's portfolio holdings. There are no material differences in accounting policies of the Acquired Fund as compared to those of the Fund.
The Fund did not purchase or sell securities following the Reorganization for purposes of realigning its investment portfolio. Accordingly, the Reorganization of the Acquired Fund did not affect the Fund’s portfolio turnover ratio for the six months ended August 31, 2025.
The investment objective of the Fund is to seek to maximize total return by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.
Shares of the Fund are listed and traded at market price on The NASDAQ Stock Market® LLC Market prices for the Fund’s shares may be different from its net asset value (“NAV”). The Fund issues and redeems its shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units". Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Fund (each, an “Authorized Participant”).
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Fund's valuation policies set forth by, and under the supervision and responsibility of the Board, which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission (“SEC”) Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the

50

performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at August 31, 2025.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$571,584,454	$131,839,534	$703,423,988
Collateralized Mortgage Obligations	—	731,776,566	84,624,841	816,401,407
Commercial Mortgage-Backed Securities	—	496,767,124	54,529,711	551,296,835
Corporate Bonds	—	—	14,747,449	14,747,449
Mortgage-Backed Securities	—	3,546,074,182	1,373,725	3,547,447,907
U.S. Treasury Obligations	—	165,424,156	—	165,424,156

51

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
(continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$174,316,320	$—	$—	$174,316,320
Total Investments in Securities	$174,316,320	$5,511,626,482	$287,115,260	$5,973,058,062
Appreciation in Other Financial Instruments
Futures Contracts	$1,071,814	$—	$—	$1,071,814

	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a),*	Balance as of August 31, 2025
Investments in Securities:
Asset-Backed Securities	$139,192,581	$—	$(154,652)	$37,321	$2,924,869	$(9,332,135)	$79,111	$—	$(907,561)	$131,839,534
Collateralized Mortgage Obligations	64,383,905	—	712,297	94,356	31,886,210	(13,359,488)	—	—	907,561	84,624,841
Commercial Mortgage-Backed Securities	41,742,513	—	294,891	132,059	178,713	(10,799,421)	22,980,956	—	—	54,529,711
Corporate Bonds	—	—	—	—	14,830,000	(82,551)	—	—	—	14,747,449
Mortgage-Backed Securities	2,659,923	—	(68,967)	—	1,370,369	(2,587,600)	—	—	—	1,373,725
Total	$247,978,922	$—	$783,569	$263,736	$51,190,161	$(36,161,195)	$23,060,067	$—	$—	$287,115,260

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Asset-Backed Securities and Collateralized Mortgage Obligations.
*
Following the Reorganization, the Acquired Fund's performance and financial history were adopted by the Fund. The table includes transactions from the Acquired Fund for the period March 1, 2025 through June 27, 2025.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at August 31, 2025, which were valued using significant unobservable inputs (level 3), amounted to $783,569. This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statement of Operations.
There were no significant transfers into or out of level 3 for the six months ended August 31, 2025.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
JPMorgan Mortgage-Backed Securities ETF
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at August 31, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$62,060,112	Discounted Cash Flow	Constant Prepayment Rate	5.00% - 90.00% (18.23%)
			Constant Default Rate	0.00% - 2.50% (0.26%)
			Yield (Discount Rate of Cash Flows)	4.88% - 9.00% (5.96%)

Asset-Backed Securities	62,060,112

52

	Fair Value at August 31, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	53,382,184	Discounted Cash Flow	Constant Prepayment Rate	5.00% - 100.00% (88.73%)
			Constant Default Rate	0.00% - 1.61% (0.00%)
			Yield (Discount Rate of Cash Flows)	5.01% - 13.26% (5.41%)

Collateralized Mortgage Obligations	53,382,184
Total	$115,442,296

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At August 31, 2025, the value of these investments was $171,672,964. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Restricted Securities— Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAV of the Fund.
As of August 31, 2025, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.
C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments— The Fund purchased when-issued securities, including To-Be-Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Fund may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.
The Fund may be required to post or receive collateral for delayed delivery securities in the form of cash or securities under a Master Securities Forward Transaction Agreement with the counterparties (each, an “MSFTA”). The collateral requirements are generally calculated by netting the mark-to-market amount for a Fund's transactions under the MSFTA and comparing that amount to the value of the collateral pledged by a fund and the counterparty. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by a Fund is held in a segregated account at the Fund's custodian bank and is included on the Statement of Assets and Liabilities as Restricted cash. Collateral received by a Fund is held in a separate segregated account maintained by JPMCB. These amounts are not reflected on the Fund's Statement of Assets and Liabilities.
The Fund had when-issued securities, delayed delivery securities or forward commitments outstanding as of August 31, 2025, which are shown as a Receivable for Investment securities sold — delayed delivery securities and/or a Payable for Investment securities purchased — delayed delivery securities, respectively, on the Statement of Assets and Liabilities. The values of these securities held at August 31, 2025 are detailed on the SOI, if any.
D. Securities Lending — The Fund is authorized to engage in securities lending in order to generate additional income. The Fund is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Fund, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Fund retains the interest earned on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.

53

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of collateral investments are disclosed on the SOI.
The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.
The Fund did not lend out any securities during the six months ended August 31, 2025.
E. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the six months ended August 31, 2025*
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at August 31, 2025	Shares at August 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.36% (a) (b)	$—	$356,156,473	$181,854,160	$6,724	$7,283	$174,316,320	174,264,041	$976,098	$—
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.26% (a) (b)	361,182,168	771,250,129	1,132,391,655	21,202	(61,844)	—	—	3,513,303	—
Total	$361,182,168	$1,127,406,602	$1,314,245,815	$27,926	$(54,561)	$174,316,320		$4,489,401	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of August 31, 2025.
*
Following the Reorganization, the Acquired Fund's performance and financial history were adopted by the Fund. The table includes transactions from the Acquired Fund for the period March 1, 2025 through June 27, 2025.

F. Futures Contracts— The Fund used interest rate futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI, while cash deposited, which is considered restricted, is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.

54

The use of futures contracts exposes the Fund to interest rate risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
The table below discloses the volume of the Fund's futures contracts activity during the six months ended August 31, 2025:

Futures Contracts:
Average Notional Balance Long	$254,356,975
Ending Notional Balance Long	243,026,500
G. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.
To the extent such information is publicly available, the Fund records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
H. Allocation of Income and Expenses— Expenses directly attributable to the Fund are charged directly to the Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds.
Transfer agency fees charged to the Acquired Fund were class-specific expenses. The amount of the transfer agency fees charged to each share class of the Acquired Fund for the period March 1, 2025 through Closing Date for the Fund were as follows:
	Class A	Class C	Class I	ETF Shares	Total
Transfer agency fees	$2,774	$456	$7,657	$11,788	$22,675
I. Federal Income Taxes— The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund's tax positions for all open tax years and has determined that as of August 31, 2025, no liability for Federal income tax is required in the Fund's financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
J. Foreign Taxes—The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests. When a capital gains tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
K. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least monthly. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.

55

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
L. Segment Reporting — The Fund adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The adoption of this new standard impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s Chief Operating Decision Maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. Executive committees of JPMorgan Asset Management, the named portfolio manager(s) of the Fund and the Fund's Principal Executive Officer and Principal Financial Officer act as the Fund's CODM. The Fund is considered an operating segment, and its performance and operating results are reviewed daily to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
M. Recent Accounting Pronouncement — In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024; early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee— Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of the Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.25% of the Fund's average daily net assets.
The Adviser waived investment advisory fees and/or reimbursed expenses as outlined in Note 3.G.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of the Fund's average daily net assets, plus 0.050% of the Fund's average daily net assets between $10 billion and $20 billion, plus 0.025% of the Fund's average daily net assets between $20 billion and $25 billion, plus 0.010% of the Fund's average daily net assets in excess of $25 billion. For the six months ended August 31, 2025, the effective annualized rate was 0.075% of the Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.G.
JPMCB serves as the Fund's sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees paid to the Administrator.
C. Distribution Fees— Up through the Closing Date, pursuant to a distribution agreement with the Trust (the "Distribution Agreement"), JPMCB served as the Acquired Fund's principal underwriter and promoted and arranged for the sale of the Acquired Fund's shares.
Up through the Closing Date, the Acquired Fund's Board had adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Acquired Fund, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I and Class R6 Shares of the Acquired Fund did not charge a distribution fee. The Distribution Plan provided that the Acquired Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
Class A	Class C
0.25%	0.75%

For the period March 1, 2025 through the Closing Date, JPMDS waived its distribution fee for the Acquired Fund.
In addition, up through the Closing Date, JPMDS was entitled to receive the front-end sales charges from purchases of Class A Shares and the contingent deferred sales charge ("CDSC") from redemptions of Class C Shares and certain Class A Shares of the Acquired Fund for which front-end sales charges have been waived. For the period March 1, 2025 through the Closing Date, JPMDS did not retain any front-end sales charges or CDSCs.
D. Service Fees— Up through the Closing Date, JPMorgan Trust II, on behalf of the Acquired Fund, had entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provided certain support services to fund shareholders. For performing these services, JPMDS received a fee with respect to all share classes of the Acquired Fund, except Class R6 Shares which did not charge a service fee, that was accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
Class A	Class C	Class I
0.25%	0.25%	0.25%

56

Prior to the Closing Date, JPMDS had entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invested in the Acquired Fund. Pursuant to such contracts, JPMDS paid all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.G.
E. Custodian, Accounting and Transfer Agent Fees— JPMCB provides portfolio custody, accounting and transfer agency services (effective as of the Closing Date) to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund pays for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations. The amounts paid directly to JPMCB by the Fund for transfer agency services are included in Transfer agency fees on the Statement of Operations.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are used to offset certain custodian charges incurred by the Fund for these transactions.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.
F. Distribution Services— The Distributor or its agent distributes Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. JPMDS receives no fees for their distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
G. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS had contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.24% of the Fund's average daily net assets.
The expense limitation agreement was in effect for the six months ended August 31, 2025, and the contractual expense limitation is in place until at least June 30, 2028.
Prior to the Closing Date, the Adviser, Administrator and/or JPMDS had contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Fund's respective average daily net assets as shown in the table below:
Class C	Class I	Class R6
n/a	n/a	n/a
For the six months ended August 31, 2025, the Fund's service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
Contractual Waivers					Voluntary Waivers
Management Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements	12b-1
$1,197,822	$782,255	$1,123,108	$3,103,185	$1,052,664	$105,305
Additionally, the Fund may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Fund to repay any such waived fees and/ or reimbursed expenses in future years.
The amount of these waivers resulting from investments in these money market funds for the six months ended August 31, 2025 was $236,251.
H. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Fund pursuant to Rule 38a-1 under the 1940 Act. The Fund, along with certain other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.

57

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
The SEC has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the six months ended August 31, 2025, purchases and sales of investments (excluding short-term investments) were as follows:
Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
$1,862,607,271	$1,950,192,341	$21,712,109	$47,080,703
During the six months ended August 31, 2025, the Fund delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and losses in connection with each in-kind redemption transaction.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at August 31, 2025 were as follows:
Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$6,179,272,808	$73,680,788	$278,823,720	$(205,142,932)
At February 28, 2025, the Fund had net capital loss carryforwards, which are available to offset future realized gains as follows:
Capital Loss Carryforward Character
Short-Term	Long-Term
$69,056,419	$79,150,871
Net capital losses (gains) incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended February 28, 2025, the Fund deferred to March 1, 2025 the following net capital losses (gains) of:
Net Capital Losses (Gains)
Short-Term	Long-Term
$2,935,419	$(239,959)
During the year ended February 28, 2025, the Fund utilized capital loss carryforwards as follows:
Capital Loss Utilized
Short-Term
$1,533,892
6. Capital Share Transactions
The Trust issues and redeems shares of the Fund only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statement of Changes in Net Assets.
Shares of the Fund may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Fund's shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Fund. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.

58

Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Fund's registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount, plus at least 105% for the Fund of the market value of undelivered Deposit Instruments. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.
7. Borrowings
The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Fund had no borrowings outstanding from another fund, or loans outstanding to another fund, during the six months ended August 31, 2025.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 28, 2025.
The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility during the six months ended August 31, 2025.
JPMorgan Trust II, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into an existing joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders.
This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted NAV and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted NAV or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater of the federal funds effective rate or the one-month Adjusted Secured Overnight Financing Rate. Effective August 5, 2025, the Credit Facility was amended and restated for a term of 364, unless extended.
The Acquired Fund did not utilize the Credit Facility during the period March 1, 2025 through the Closing Date. The Fund is not part of the Credit Facility.
8. Risks, Concentrations and Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
The Fund is subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
The Fund is subject to interest rate risk. Investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy. It is difficult to predict the pace at which central banks or monetary authorities may

59

NOTES TO FINANCIAL STATEMENTS
AS OF August 31, 2025 (Unaudited) (continued)
change interest rates or the timing, frequency, or magnitude of such changes. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for Fund investments.
The Fund is subject to credit risk. The Fund's investments are subject to the risk that an issuer and/or a counterparty will not make payments when due or default completely. Prices of the Fund's investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund's securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Fund's original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Fund's holdings. During such periods, investors may incur significant losses if shares are sold.
The Fund is also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Fund.
Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of a Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics or the threat or potential of one or more such factors and occurrences.

60

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J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2025. All rights reserved. August 2025.
SAN-CONVETF1-825

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund's Financial Statements.

Statement Regarding Basis for Approval of Initial Investment Advisory Agreement
On February 11-13, 2025, the Board of Trustees (the “Board” or the “Trustees”) held meetings and approved the initial investment advisory agreement (the “Advisory Agreement”) for the JPMorgan Mortgage-Backed Securities ETF (the “Fund”). The Advisory Agreement was approved by a majority of the Trustees who are not “Interested Persons” (as defined in the Investment Company Act of 1940) of any party to the Advisory Agreement or any of their affiliates. In connection with the approval of the Advisory Agreement, the Trustees reviewed written materials prepared by J.P. Morgan Investment Management Inc. (the “Adviser”) and received oral presentations from Adviser personnel. The Trustees noted that the Fund was anticipated to commence operations by acquiring the assets of a mutual fund for which the Adviser serves as investment adviser (the “Acquired Fund”). Before voting on the proposed Advisory Agreement, the Trustees reviewed the Advisory Agreement with representatives of the Adviser and with counsel to the Fund and independent legal counsel to the Trustees and received a memorandum from independent legal counsel discussing the legal standards for their consideration of the proposed Advisory Agreement. They also considered information they received from the Adviser over the course of the year in connection with their oversight of other funds managed by the Adviser. The Trustees also discussed the proposed Advisory Agreement with independent legal counsel in executive session at which no representatives of the Adviser were present.
A summary of the material factors evaluated by the Trustees in determining whether to approve the Advisory Agreement is provided below. The Trustees considered information provided with respect to the Fund and the approval of the Advisory Agreement. Each Trustee attributed his or her own evaluation of the significance of the various factors, and no factor alone was considered determinative. The Trustees determined that the proposed compensation to be received by the Adviser from the Fund under its Advisory Agreement was fair and reasonable and that initial approval of the Advisory Agreement was in the best interests of the Fund and its potential shareholders.
Summarized below are the material factors considered and discussed by the Trustees in reaching their conclusions:
Nature, Extent and Quality of Services Provided by the Adviser
In connection with the approval of the Fund’s initial Advisory Agreement, the Trustees considered the materials furnished specifically in connection with the approval of the Advisory Agreement, as well as other relevant information furnished for the Trustees, regarding the nature, extent, and quality of services provided by the Adviser. Among other things, the Trustees considered:
•
The background and experience of the Adviser’s senior management and investment personnel;
•
The qualifications, backgrounds and responsibilities of the portfolio management team to be primarily responsible for the day-to-day management of the Fund;
•
The investment strategy for the Fund, and the infrastructure supporting the portfolio management teams;
•
Information about the structure and distribution strategy of the Fund and how it fits within the Adviser’s other fund offerings within the J.P. Morgan Funds complex;
•
Their knowledge of the nature and quality of the services provided by the Adviser and its affiliates gained from their experience as Trustees of the Fund and in the financial industry generally;
•
The overall reputation and capabilities of the Adviser and its affiliates;
•
The commitment of the Adviser to provide high quality service to the Fund;
•
Their overall confidence in the Adviser’s integrity; and
•
The Adviser’s responsiveness to requests for additional information, questions or concerns raised by them.
Based upon these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the Fund by the Adviser.
Fall-Out Benefits
The Trustees reviewed information regarding potential “fall-out” or ancillary benefits expected to be received by the Adviser and its affiliates as a result of their relationship with the Fund. Additionally, the Trustees considered that any fall-out or ancillary benefits would be comparable to those related to the other funds in the complex. The Trustees also considered the benefits to the Adviser and its affiliates from the conversion of a mutual fund to an ETF, for example, through the expansion of the Adviser’s ETF offerings.
The Trustees also considered the benefits the Adviser is expected to receive as the result of JPMorgan Chase Bank, N.A.’s (“JPMCB”), an affiliate of the Adviser, roles as custodian, fund accountant and transfer agent for the Fund, including the profitability of those arrangements to JPMCB.

Economies of Scale
The Trustees considered the extent to which the Fund may benefit from potential economies of scale. The Trustees considered that there may not be a direct relationship between economies of scale realized by the Fund and those realized by the Adviser as assets increase. The Trustees considered the extent to which the Fund was priced to scale and whether it would be appropriate to add advisory fee breakpoints, but noted that the Fund has implemented a contractual expense limitation and fee waiver (“Fee Cap”) which allows the Fund’s shareholders to share potential economies of scale, and that the proposed fees are fair and reasonable relative to peer funds. The Trustees considered the benefits to the Fund of the use of an affiliated distributor and custodian, including the ability to rely on existing infrastructure supporting distribution, custodial and transfer agent services and the ability to negotiate competitive fees for the Fund. The Trustees further considered the Adviser’s and JPMorgan Distribution Services, Inc.’s (“JPMDS”), an affiliate of the Adviser which serves as the Fund’s distributor and principal underwriter, ongoing investments in its business in support of the Fund, including the Adviser’s and/or JPMDS's investments in trading systems, technology (including improvements to the J.P. Morgan Funds’ website, and cybersecurity improvements), retention of key talent, and regulatory support enhancements. The Trustees concluded that the current fee structure for the Fund, including the Fee Cap that the Adviser has in place that serves to limit the overall net expense ratio of the Fund at a competitive level, was reasonable. The Trustees concluded that the Fund’s shareholders will receive the benefits of potential economies of scale through the Fee Cap and the Adviser’s reinvestment in its operations to serve the Fund and its shareholders. The Trustees noted that the Adviser’s reinvestment ensures sufficient resources in terms of personnel and infrastructure to support the Fund.
Fees Relative to Adviser’s Other Clients
The Trustees considered the Adviser’s view that it manages one account (including the Acquired Fund) with a substantially similar investment strategy as that of the Fund. The Trustees concluded that the fees charged to the Fund in comparison to those charged to such other clients were reasonable. The Trustees also considered the benefits to the Acquired Fund shareholders from the fact that the total expense ratio of the Fund, after application of the Fee Cap, would be lower than those of the Acquired Fund.
Investment Performance
The Trustees considered the Fund’s investment strategy and processes, the portfolio management team and competitive positioning against identified peer funds and concluded that the prospects for competitive future performance were acceptable. In addition, because the Fund was anticipated to commence operations by acquiring the assets of the Acquired Fund, and the Fund was to be the accounting survivor to the Acquired Fund, the Trustees were provided with performance information for the Acquired Fund.
Advisory Fees and Expense Ratios
The Trustees considered the contractual advisory fee rate that will be paid by the Fund to the Adviser and compared that rate to information prepared by Broadridge Investor Communications Solutions Inc. (“Broadridge”), an independent provider of investment company data, providing management fee rates paid by other funds in the same Morningstar category as the Fund. The Trustees also reviewed information about other projected expenses and the expense ratios for the Fund. The Trustees considered the projected Fee Cap proposed for the Fund, and the net advisory fee rate and net expense ratio for the Fund, after taking into account any projected waivers and/or reimbursements. The Trustees recognized that it can be difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees noted that the Fund’s estimated net advisory fees and total expenses were in line with identified peer funds. The Trustees also considered the fees paid to JPMCB, for custody, transfer agency and other related services for the Fund and the profitability of these arrangements to JPMCB.
The Trustees considered how the Fund will be positioned against peer funds, as identified by management and/or Broadridge, as well as how the peer funds included in the Broadridge data differed from the Fund. The Trustees also noted that because the Fund was not yet operational, no profitability information was available; however, the Trustees considered the profitability information for the Acquired Fund that they had received in connection with the most recent annual approval of the Acquired Fund’s investment advisory agreement. After considering the factors identified above and other factors, in light of the information, the Trustees concluded that the Fund’s proposed advisory fee was fair and reasonable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Refer to Item 7.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Exchange-Traded Fund Trust

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer
November 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew J. Kamburowski
Matthew J. Kamburowski
President and Principal Executive Officer
November 5, 2025

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
November 5, 2025